UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839
SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Christopher Madden Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

TABLE OF CONTENTS

SPDR Russell 3000 ETF	4
SPDR Russell 1000 ETF	28
SPDR Russell 2000 ETF	39
SPDR S&P 500 Growth ETF	59
SPDR S&P 500 Value ETF	64
SPDR Russell Small Cap Completeness ETF	69
SPDR S&P 400 Mid Cap Growth ETF	92
SPDR S&P 400 Mid Cap Value ETF	96
SPDR S&P 600 Small Cap ETF	100
SPDR S&P 600 Small Cap Growth ETF	107
SPDR S&P 600 Small Cap Value ETF	112
SPDR Global Dow ETF	118
SPDR Dow Jones REIT ETF	121
SPDR S&P Bank ETF	123
SPDR S&P Capital Markets ETF	124
SPDR S&P Insurance ETF	125
SPDR S&P Mortgage Finance ETF	126
SPDR S&P Regional Banking ETF	127
SPDR Morgan Stanley Technology ETF	128
SPDR S&P Dividend ETF	129
SPDR S&P Aerospace & Defense ETF	131
SPDR S&P Biotech ETF	132
SPDR S&P Health Care Equipment ETF	134
SPDR S&P Health Care Services ETF	135
SPDR S&P Homebuilders ETF	136
SPDR S&P Metals & Mining ETF	137
SPDR S&P Oil & Gas Equipment & Services ETF	138
SPDR S&P Oil & Gas Exploration & Production ETF	139
SPDR S&P Pharmaceuticals ETF	141
SPDR S&P Retail ETF	142
SPDR S&P Semiconductor ETF	144

SPDR S&P Software & Services ETF	145
SPDR S&P Telecom ETF	147
SPDR S&P Transportation ETF	148
SPDR S&P 1500 Momentum Tilt ETF	149
SPDR S&P 1500 Value Tilt ETF	163
SPDR Russell 1000 Low Vol ETF	177
SPDR Russell 2000 Low Vol ETF	179
SPDR Wells Fargo Preferred Stock ETF	183
SPDR Barclays 1-3 Month T-Bill ETF	185
SPDR Barclays TIPS ETF	186
SPDR Barclays 0-5 Year TIPS ETF	187
SPDR Barclays 1-10 Year TIPS ETF	188
SPDR Barclays Short Term Treasury ETF	189
SPDR Barclays Intermediate Term Treasury ETF	191
SPDR Barclays Long Term Treasury ETF	193
SPDR Barclays Short Term Corporate Bond ETF	194
SPDR Barclays Intermediate Term Corporate Bond ETF	208
SPDR Barclays Long Term Corporate Bond ETF	232
SPDR Barclays Issuer Scored Corporate Bond ETF	247
SPDR Barclays Convertible Securities ETF	259
SPDR Barclays Mortgage Backed Bond ETF	262
SPDR Barclays Aggregate Bond ETF	264
SPDR Nuveen Barclays Municipal Bond ETF	287
SPDR Nuveen Barclays California Municipal Bond ETF	296
SPDR Nuveen Barclays New York Municipal Bond ETF	299
SPDR Nuveen Barclays Short Term Municipal Bond ETF	301
SPDR Nuveen S&P VRDO Municipal Bond ETF	311
SPDR Nuveen S&P High Yield Municipal Bond ETF	313
SPDR Nuveen Barclays Build America Bond ETF	322
SPDR DB International Government Inflation-Protected Bond ETF	326
SPDR Barclays Short Term International Treasury Bond ETF	328
SPDR Barclays International Treasury Bond ETF	331

SPDR Barclays International Corporate Bond ETF	338
SPDR Barclays Emerging Markets Local Bond ETF	346
SPDR Barclays International High Yield Bond ETF	351
SPDR Barclays High Yield Bond ETF	356
SPDR Barclays Short Term High Yield Bond ETF	369
SPDR Barclays Investment Grade Floating Rate ETF	379
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	385
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	389

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
AAR Corp. (a)	372	$8,984
Aerovironment, Inc. (b)	164	4,932
Alliant Techsystems, Inc.	284	36,250
American Science & Engineering, Inc.	88	4,873
Astronics Corp. (b)	144	6,866
Astronics Corp. (Class B) (a)(b)	29	1,368
BE Aerospace, Inc. (b)	885	74,287
Cubic Corp.	208	9,734
Curtiss-Wright Corp.	404	26,632
DigitalGlobe, Inc. (a)(b)	698	19,893
Ducommun, Inc. (b)	76	2,083
Engility Holdings, Inc. (b)	138	4,301
Esterline Technologies Corp. (b)	284	31,601
Exelis, Inc.	1,710	28,283
GenCorp, Inc. (a)(b)	524	8,368
General Dynamics Corp.	2,736	347,718
HEICO Corp. (a)	588	27,460
Hexcel Corp. (b)	896	35,571
Honeywell International, Inc.	7,092	660,407
Huntington Ingalls Industries, Inc.	461	48,041
Kratos Defense & Security Solutions, Inc. (a)(b)	359	2,355
L-3 Communications Holdings, Inc.	812	96,563
LMI Aerospace, Inc. (a)(b)	76	973
Lockheed Martin Corp.	2,471	451,649
Moog, Inc. (Class A) (a)(b)	404	27,634
National Presto Industries, Inc. (a)	60	3,643
Northrop Grumman Corp.	1,991	262,334
Orbital Sciences Corp. (b)	524	14,567
Precision Castparts Corp.	1,352	320,262
Raytheon Co.	2,967	301,507
Rockwell Collins, Inc.	1,205	94,593
Spirit Aerosystems Holdings, Inc. (Class A) (b)	1,060	40,344
Taser International, Inc. (a)(b)	448	6,917
Teledyne Technologies, Inc. (b)	328	30,835
Textron, Inc.	2,478	89,183
The Boeing Co.	6,607	841,600
The Keyw Holding Corp. (a)(b)	284	3,144
TransDigm Group, Inc.	492	90,690
Triumph Group, Inc.	448	29,142
United Technologies Corp.	8,397	886,723
Vectrus, Inc. (b)	95	1,855

		4,984,165

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (b)	448	3,261
Atlas Air Worldwide Holdings, Inc. (a)(b)	250	8,255
C.H. Robinson Worldwide, Inc. (a)	1,412	93,644
Echo Global Logistics, Inc. (a)(b)	164	3,862
Expeditors International of Washington, Inc.	1,874	76,047
FedEx Corp.	2,708	437,206
Forward Air Corp.	249	11,163
HUB Group, Inc. (Class A) (b)	328	13,294
Park-Ohio Holdings Corp. (a)	88	4,212
United Parcel Service, Inc. (Class B)	6,348	623,945
UTI Worldwide, Inc. (a)(b)	794	8,440
XPO Logistics, Inc. (a)(b)	506	19,061

		1,302,390

AIRLINES — 0.6%
Alaska Air Group, Inc.	1,312	57,125
Allegiant Travel Co. (a)	120	14,839
American Airlines Group, Inc.	6,480	229,910
Copa Holdings SA (Class A) (a)	330	35,406
Delta Air Lines, Inc.	8,210	296,792
Hawaiian Holdings, Inc. (a)(b)	448	6,026
JetBlue Airways Corp. (a)(b)	2,102	22,323
Republic Airways Holdings, Inc. (a)(b)	454	5,044
SkyWest, Inc. (a)	448	3,485
Southwest Airlines Co.	6,479	218,796
Spirit Airlines, Inc. (b)	724	50,057
United Continental Holdings, Inc. (b)	3,356	157,027

		1,096,830

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (b)	1,726	28,945
BorgWarner, Inc.	1,963	103,273
Cooper Tire & Rubber Co. (a)	568	16,302
Cooper-Standard Holding, Inc. (b)	120	7,488
Dana Holding Corp.	1,640	31,439
Dorman Products, Inc. (a)(b)	250	10,015
Drew Industries, Inc. (a)	208	8,776
Fuel Systems Solutions, Inc. (a)(b)	120	1,069
Gentex Corp.	1,291	34,560
Gentherm, Inc. (b)	284	11,993
Johnson Controls, Inc.	6,182	272,008
Lear Corp.	773	66,795
Modine Manufacturing Co. (b)	421	4,997
Remy International, Inc.	120	2,464
Spartan Motors, Inc.	328	1,532
Standard Motor Products, Inc.	208	7,161
Stoneridge, Inc. (b)	240	2,705
Superior Industries International, Inc. (a)	208	3,646
Tenneco, Inc. (b)	524	27,410
The Goodyear Tire & Rubber Co.	2,248	50,771
Tower International, Inc. (b)	208	5,240
TRW Automotive Holdings Corp. (b)	984	99,630
Visteon Corp. (b)	448	43,568

		841,787

AUTOMOBILES — 0.7%
Ford Motor Co.	34,995	517,576
General Motors Co.	14,397	459,840
Harley-Davidson, Inc.	2,003	116,575
Tesla Motors, Inc. (a)(b)	866	210,161
Thor Industries, Inc.	365	18,797
Winnebago Industries, Inc. (a)(b)	240	5,225

		1,328,174

BANKS — 5.7%
1st Source Corp.	120	3,418
1st United Bancorp, Inc. (a)	240	2,045
Ameris Bancorp	250	5,488
Ames National Corp. (a)	76	1,699
Associated Banc-Corp. (a)	1,508	26,269
Bancfirst Corp. (a)	88	5,505

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Banco Latinoamericano de Comercio Exterior SA (a)	240	$7,363
Bancorp, Inc. (b)	284	2,440
BancorpSouth, Inc. (a)	852	17,159
Bank of America Corp.	95,707	1,631,804
Bank of Hawaii Corp.	386	21,929
Bank of Marin Bancorp (a)	88	4,038
Bank of the Ozarks, Inc. (a)	568	17,903
BankUnited, Inc.	896	27,319
Banner Corp.	173	6,655
BB&T Corp.	6,279	233,642
BBCN Bancorp, Inc.	680	9,921
BNC Bancorp (a)	164	2,568
BOK Financial Corp. (a)	250	16,620
Boston Private Financial Holdings, Inc. (a)	688	8,524
Bridge Bancorp, Inc. (a)	76	1,797
Bryn Mawr Bank Corp.	120	3,400
Camden National Corp. (a)	88	3,080
Capital Bank Financial Corp. (Class A) (b)	250	5,970
Cardinal Financial Corp.	240	4,097
Cathay General Bancorp (a)	666	16,537
Centerstate Banks, Inc. (a)	261	2,701
Central Pacific Financial Corp. (a)	208	3,729
Chemical Financial Corp.	240	6,454
CIT Group, Inc.	1,813	83,326
Citigroup, Inc.	27,626	1,431,579
Citizens & Northern Corp. (a)	76	1,444
City Holding Co. (a)	120	5,056
City National Corp.	404	30,571
CNB Financial Corp. (a)	76	1,193
CoBiz Financial, Inc. (a)	328	3,667
Columbia Banking System, Inc.	487	12,082
Comerica, Inc.	1,684	83,964
Commerce Bancshares, Inc. (a)	692	30,894
Community Bank System, Inc. (a)	372	12,495
Community Trust Bancorp, Inc. (a)	160	5,381
Cullen/Frost Bankers, Inc.	492	37,643
Customers Bancorp, Inc. (a)(b)	211	3,790
CVB Financial Corp. (a)	817	11,724
Eagle Bancorp, Inc. (b)	208	6,619
East West Bancorp, Inc.	1,352	45,968
Enterprise Financial Services Corp.	164	2,742
F.N.B. Corp.	1,286	15,419
Fifth Third Bancorp	7,841	156,977
Financial Institutions, Inc.	120	2,698
First Bancorp (a)	156	2,499
First BanCorp- Puerto Rico (a)(b)	656	3,116
First Busey Corp. (a)	656	3,654
First Citizens BancShares, Inc. (Class A)	88	19,063
First Commonwealth Financial Corp. (a)	900	7,551
First Community Bancshares, Inc.	164	2,344
First Connecticut Bancorp, Inc. (a)	164	2,378
First Financial Bancorp	522	8,263
First Financial Bankshares, Inc. (a)	568	15,785
First Financial Corp. (a)	76	2,352
First Horizon National Corp. (a)	2,191	26,906
First Interstate Bancsystem, Inc.	164	4,357
First Merchants Corp.	275	5,558
First Midwest Bancorp, Inc.	1,898	30,539
First Niagara Financial Group, Inc.	3,189	26,564
First Republic Bank	1,224	60,441
FirstMerit Corp.	1,464	25,766
Flushing Financial Corp.	284	5,189
Fulton Financial Corp.	1,758	19,479
German American Bancorp, Inc. (a)	120	3,097
Glacier Bancorp, Inc. (a)	656	16,964
Great Southern Bancorp, Inc. (a)	76	2,306
Hancock Holding Co.	776	24,871
Hanmi Financial Corp.	284	5,725
Heartland Financial USA, Inc. (a)	120	2,866
Heritage Financial Corp.	251	3,976
Home Bancshares, Inc. (a)	404	11,882
HomeTrust Bancshares, Inc. (a)(b)	208	3,039
Hudson Valley Holding Corp. (a)	164	2,977
Huntington Bancshares, Inc.	7,499	72,965
IBERIABANK Corp.	240	15,002
Independent Bank Corp.-Massachusetts	217	7,751
International Bancshares Corp. (a)	440	10,853
Investors Bancorp, Inc.	5,238	53,061
JPMorgan Chase & Co.	34,399	2,072,196
KeyCorp	8,283	110,412
Lakeland Bancorp, Inc.	280	2,733
M&T Bank Corp. (a)	1,150	141,784
MainSource Financial Group, Inc. (a)	208	3,588
MB Financial, Inc.	575	15,916
Metro Bancorp, Inc. (b)	120	2,910
National Bankshares, Inc.	88	2,443
National Penn Bancshares, Inc.	1,051	10,205
NBT Bancorp, Inc. (a)	1,259	28,353
OFG Bancorp	404	6,052
Old National Bancorp	2,603	33,761
OmniAmerican Bancorp, Inc.	76	1,975
Pacific Continental Corp.	164	2,107
PacWest Bancorp	841	34,674
Park National Corp.	76	5,732
Park Sterling Corp.	359	2,380
Peoples Bancorp, Inc. (a)	76	1,805
Pinnacle Financial Partners, Inc.	328	11,841
PNC Financial Services Group, Inc.	4,878	417,459
Popular, Inc. (b)	949	27,934
Preferred Bank (b)	76	1,712
PrivateBancorp, Inc.	568	16,989
Prosperity Bancshares, Inc.	524	29,957
Regions Financial Corp.	12,664	127,147
Renasant Corp. (a)	100	2,705
Republic Bancorp, Inc. (Class A)	76	1,800
S&T Bancorp, Inc. (a)	240	5,630
Sandy Spring Bancorp, Inc.	222	5,082
Signature Bank (b)	404	45,272
Simmons First National Corp.	170	6,548
South State Corp.	207	11,575
Southside Bancshares, Inc. (a)	188	6,251
Southwest Bancorp, Inc. (a)	164	2,690
State Bank Financial Corp.	284	4,612
Sterling Bancorp	766	9,797
Stock Yards Bancorp, Inc.	120	3,612
Suffolk Bancorp (a)	76	1,475
SunTrust Banks, Inc.	4,841	184,103

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Susquehanna Bancshares, Inc.	1,691	$16,910
SVB Financial Group (b)	404	45,284
Synovus Financial Corp.	1,335	31,559
TCF Financial Corp.	1,464	22,736
Texas Capital Bancshares, Inc. (a)(b)	372	21,457
The First of Long Island Corp.	88	3,032
The National Bank Holdings Corp. (Class A) (a)	492	9,407
Tompkins Financial Corp. (a)	120	5,290
TowneBank	250	3,395
Trico Bancshares (a)	120	2,714
Trustmark Corp. (a)	621	14,305
U.S. Bancorp	15,422	645,102
UMB Financial Corp. (a)	368	20,074
Umpqua Holdings Corp.	1,486	24,474
Union Bankshares Corp.	583	13,467
United Bankshares, Inc. (a)	559	17,290
United Community Banks, Inc.	406	6,683
Univest Corp. of Pennsylvania	164	3,075
Valley National Bancorp (a)	1,792	17,364
ViewPoint Financial Group	372	8,906
Washington Trust Bancorp, Inc.	120	3,959
Webster Financial Corp.	820	23,895
Wells Fargo & Co.	43,372	2,249,706
WesBanco, Inc. (a)	250	7,648
West Bancorporation, Inc.	120	1,696
Westamerica Bancorporation (a)	640	29,773
Western Alliance Bancorp (b)	654	15,631
Wilshire Bancorp, Inc.	576	5,316
Wintrust Financial Corp.	498	22,246
Yadkin Financial Corp. (b)	120	2,179
Zions Bancorporation	1,638	47,600

		11,339,835

BEVERAGES — 1.8%
Boston Beer Co., Inc. (Class A) (a)(b)	80	17,741
Brown-Forman Corp. (Class B)	1,344	121,256
Coca-Cola Enterprises, Inc.	2,486	110,279
Coca-Cola Hellenic Bottling Co.	44	3,284
Constellation Brands, Inc. (Class A) (b)	1,370	119,409
Dr. Pepper Snapple Group, Inc.	1,818	116,916
Molson Coors Brewing Co. (Class B)	1,249	92,976
Monster Beverage Corp. (b)	1,220	111,837
National Beverage Corp. (a)(b)	76	1,482
PepsiCo, Inc.	13,792	1,283,897
The Coca-Cola Co.	36,169	1,542,969

		3,522,046

BIOTECHNOLOGY — 3.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	656	16,243
Achillion Pharmaceuticals, Inc. (a)(b)	852	8,503
Acorda Therapeutics, Inc. (a)(b)	1,065	36,082
Actinium Pharmaceuticals, Inc. (a)(b)	1,476	9,889
Aegerion Pharmaceuticals, Inc. (a)(b)	240	8,011
Alexion Pharmaceuticals, Inc. (b)	1,775	294,331
Alkermes PLC (b)	1,202	51,530
Alnylam Pharmaceuticals, Inc. (a)(b)	520	40,612
AMAG Pharmaceuticals, Inc. (a)(b)	190	6,063
Amgen, Inc.	6,814	957,094
Applied Genetic Technologies Corp. (a)(b)	536	9,975
Arena Pharmaceuticals, Inc. (a)(b)	1,956	8,196
ARIAD Pharmaceuticals, Inc. (a)(b)	1,672	9,029
Array BioPharma, Inc. (a)(b)	1,060	3,784
Arrowhead Research Corp. (a)(b)	580	8,567
Auspex Pharmaceuticals, Inc. (b)	492	12,630
BioCryst Pharmaceuticals, Inc. (b)	656	6,416
Biogen Idec, Inc. (b)	2,165	716,204
BioMarin Pharmaceutical, Inc. (b)	1,252	90,344
Celgene Corp. (b)	7,372	698,718
Celldex Therapeutics, Inc. (a)(b)	992	12,856
Cepheid, Inc. (a)(b)	1,708	26,946
ChemoCentryx, Inc. (a)(b)	250	1,125
Chimerix, Inc. (a)(b)	88	2,431
Clovis Oncology, Inc. (b)	199	9,027
Cubist Pharmaceuticals, Inc. (b)	703	46,637
Cytokinetics, Inc. (b)	250	880
CytRx Corp. (a)(b)	3,224	8,189
Dendreon Corp. (a)(b)	1,448	2,085
Dyax Corp. (a)(b)	984	9,958
Dynavax Technologies Corp. (b)	1,628	2,328
Emergent Biosolutions, Inc. (a)(b)	240	5,114
Exact Sciences Corp. (a)(b)	568	11,008
Exelixis, Inc. (a)(b)	1,628	2,491
Galena Biopharma, Inc. (a)(b)	3,628	7,474
Genomic Health, Inc. (a)(b)	164	4,643
Geron Corp. (a)(b)	1,135	2,270
Gilead Sciences, Inc. (b)	13,988	1,489,023
Halozyme Therapeutics, Inc. (a)(b)	820	7,462
Idera Pharmaceuticals, Inc. (a)(b)	3,464	7,933
ImmunoGen, Inc. (a)(b)	2,576	27,280
Immunomedics, Inc. (a)(b)	656	2,440
Incyte Corp. (b)	1,284	62,980
Infinity Pharmaceuticals, Inc. (b)	404	5,422
Inovio Pharmaceuticals, Inc. (a)(b)	972	9,574
Insmed, Inc. (a)(b)	240	3,132
Intercept Pharmaceuticals, Inc. (b)	126	29,823
Intrexon Corp. (a)(b)	328	6,094
Ironwood Pharmaceuticals, Inc. (a)(b)	863	11,180
Isis Pharmaceuticals, Inc. (a)(b)	1,035	40,189
Keryx Biopharmaceuticals, Inc. (a)(b)	732	10,065
KYTHERA Biopharmaceuticals, Inc. (a)(b)	76	2,490
Lexicon Pharmaceuticals, Inc. (a)(b)	8,490	11,971
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	164	7,706
MannKind Corp. (a)(b)	2,088	12,340
Medivation, Inc. (b)	694	68,616
Merrimack Pharmaceuticals, Inc. (a)(b)	820	7,200
MiMedx Group, Inc. (a)(b)	732	5,219
Momenta Pharmaceuticals, Inc. (a)(b)	404	4,581
Myriad Genetics, Inc. (a)(b)	715	27,578
Navidea Biopharmaceuticals, Inc. (a)(b)	1,060	1,399
Neuralstem, Inc. (a)(b)	2,808	9,210
Neurocrine Biosciences, Inc. (a)(b)	2,018	31,622
NewLink Genetics Corp. (a)(b)	500	10,710
Novavax, Inc. (a)(b)	4,625	19,286
NPS Pharmaceuticals, Inc. (b)	896	23,296
OncoMed Pharmaceuticals, Inc. (a)(b)	524	9,919
OPKO Health, Inc. (a)(b)	2,128	18,109

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Orexigen Therapeutics, Inc. (a)(b)	863	$3,676
Organovo Holdings, Inc. (a)(b)	1,224	7,797
PDL BioPharma, Inc. (a)	3,557	26,571
Peregrine Pharmaceuticals, Inc. (a)(b)	15,324	20,841
Pharmacyclics, Inc. (a)(b)	536	62,942
Portola Pharmaceuticals, Inc. (a)(b)	76	1,921
Progenics Pharmaceuticals, Inc. (a)(b)	2,360	12,248
Prothena Corp. PLC (a)(b)	492	10,903
PTC Therapeutics, Inc. (a)(b)	328	14,435
Puma Biotechnology, Inc. (a)(b)	208	49,623
Raptor Pharmaceutical Corp. (a)(b)	1,432	13,733
Receptos, Inc. (b)	208	12,919
Regeneron Pharmaceuticals, Inc. (b)	738	266,064
Repligen Corp. (a)(b)	284	5,654
Rigel Pharmaceuticals, Inc. (b)	9,876	19,159
Sangamo Biosciences, Inc. (a)(b)	1,180	12,726
Sarepta Therapeutics, Inc. (a)(b)	263	5,549
Seattle Genetics, Inc. (a)(b)	896	33,313
Spectrum Pharmaceuticals, Inc. (a)(b)	527	4,290
Stemline Therapeutics, Inc. (a)(b)	940	11,712
Synageva BioPharma Corp. (a)(b)	164	11,280
Synergy Pharmaceuticals, Inc. (a)(b)	688	1,916
Synta Pharmaceuticals Corp. (a)(b)	372	1,120
TESARO, Inc. (b)	120	3,230
Threshold Pharmaceuticals, Inc. (a)(b)	404	1,458
United Therapeutics Corp. (b)	1,380	51,975
Vanda Pharmaceuticals, Inc. (a)(b)	240	2,491
Verastem, Inc. (a)(b)	1,312	11,178
Vertex Pharmaceuticals, Inc. (b)	2,150	241,467
XOMA Corp. (a)(b)	524	2,206
ZIOPHARM Oncology, Inc. (a)(b)	3,312	8,744

		6,064,673

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	688	32,529
AAON, Inc. (a)	360	6,123
Allegion PLC	917	43,686
American Woodmark Corp. (b)	76	2,801
Apogee Enterprises, Inc.	240	9,552
Armstrong World Industries, Inc. (b)	404	22,624
Builders FirstSource, Inc. (a)(b)	405	2,207
Fortune Brands Home & Security, Inc.	1,501	61,706
Gibraltar Industries, Inc. (a)(b)	284	3,888
Griffon Corp. (a)	359	4,089
Insteel Industries, Inc.	164	3,372
Lennox International, Inc.	448	34,438
Masco Corp.	3,217	76,951
Masonite International Corp. (b)	240	13,291
NCI Building Systems, Inc. (a)(b)	208	4,035
Nortek, Inc. (a)(b)	76	5,662
Owens Corning	1,060	33,655
PGT, Inc. (b)	284	2,647
Ply Gem Holdings, Inc. (a)(b)	120	1,301
Quanex Building Products Corp.	314	5,680
Simpson Manufacturing Co., Inc.	353	10,290
Trex Co., Inc. (a)(b)	328	11,339
Universal Forest Products, Inc.	208	8,884
USG Corp. (a)(b)	725	19,930

		420,680

CAPITAL MARKETS — 2.2%
Actua Corp. (b)	372	5,959
Affiliated Managers Group, Inc. (b)	506	101,382
Ameriprise Financial, Inc.	1,701	209,869
Arlington Asset Investment Corp. (Class A) (a)	120	3,049
Artisan Partners Asset Management, Inc.	240	12,492
BGC Partners, Inc. (Class A)	1,146	8,515
BlackRock, Inc.	1,174	385,448
Calamos Asset Management, Inc. (Class A) (a)	208	2,344
Cohen & Steers, Inc. (a)	164	6,304
Cowen Group, Inc. (Class A) (a)(b)	852	3,195
Diamond Hill Investment Group, Inc. (a)	44	5,414
E*TRADE Financial Corp. (b)	2,567	57,989
Eaton Vance Corp. (a)	1,082	40,824
Evercore Partners, Inc. (Class A)	284	13,348
FBR & Co. (a)(b)	88	2,422
Federated Investors, Inc. (Class B) (a)	804	23,605
Financial Engines, Inc. (a)	448	15,328
Franklin Resources, Inc.	3,689	201,456
FXCM, Inc. (Class A) (a)	328	5,199
GAMCO Investors, Inc. (Class A) (a)	88	6,225
GFI Group, Inc.	612	3,311
Greenhill & Co., Inc. (a)	240	11,158
HFF, Inc. (Class A)	284	8,222
Intl. FCStone, Inc. (a)(b)	160	2,771
Invesco, Ltd.	4,004	158,078
Investment Technology Group, Inc. (b)	328	5,169
Janus Capital Group, Inc. (a)	1,331	19,353
KCG Holdings, Inc. (Class A) (b)	626	6,341
Ladenburg Thalmann Financial Services, Inc. (a)(b)	940	3,986
Lazard, Ltd. (Class A)	1,135	57,545
Legg Mason, Inc.	1,018	52,081
LPL Investment Holdings, Inc.	776	35,735
Manning & Napier, Inc.	120	2,015
Morgan Stanley	13,930	481,560
Northern Trust Corp.	2,167	147,421
NorthStar Asset Management Group, Inc. (b)	1,627	29,969
Piper Jaffray Co., Inc. (a)(b)	164	8,567
Raymond James Financial, Inc.	1,070	57,331
Safeguard Scientifics, Inc. (a)(b)	208	3,827
SEI Investments Co.	1,283	46,393
State Street Corp. (c)	3,898	286,932
Stifel Financial Corp. (b)	589	27,618
T. Rowe Price Group, Inc.	2,320	181,888
TD Ameritrade Holding Corp.	2,416	80,622
The Bank of New York Mellon Corp.	10,583	409,880
The Charles Schwab Corp.	10,367	304,686
The Goldman Sachs Group, Inc.	4,099	752,453
Virtus Investment Partners, Inc.	88	15,286
Waddell & Reed Financial, Inc. (Class A)	780	40,318
Walter Investment Management Corp. (a)(b)	351	7,704
Westwood Holdings Group, Inc.	88	4,989
WisdomTree Investments, Inc. (a)(b)	896	10,197

		4,373,773

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 2.6%
A. Schulman, Inc.	240	$8,678
Advanced Emissions Solutions, Inc. (a)(b)	207	4,403
Air Products & Chemicals, Inc.	1,957	254,762
Airgas, Inc.	697	77,123
Albemarle Corp. (a)	776	45,706
American Vanguard Corp. (a)	240	2,688
Ashland, Inc.	726	75,577
Axiall Corp.	612	21,916
Balchem Corp.	240	13,577
Cabot Corp.	545	27,670
Calgon Carbon Corp. (b)	471	9,128
Celanese Corp. (Series A)	1,414	82,747
CF Industries Holdings, Inc.	530	147,987
Chemtura Corp. (a)(b)	852	19,877
Cytec Industries, Inc.	718	33,954
E. I. du Pont de Nemours & Co.	8,349	599,124
Eastman Chemical Co.	1,397	113,003
Ecolab, Inc.	2,349	269,736
Ferro Corp. (b)	656	9,505
Flotek Industries, Inc. (a)(b)	404	10,532
FMC Corp.	1,244	71,144
FutureFuel Corp. (a)	208	2,473
H.B. Fuller Co. (a)	448	17,786
Hawkins, Inc. (a)	76	2,733
Huntsman Corp.	1,758	45,690
Innophos Holdings, Inc.	208	11,459
Innospec, Inc. (a)	250	8,975
International Flavors & Fragrances, Inc.	732	70,184
Intrepid Potash, Inc. (a)(b)	492	7,601
Koppers Holdings, Inc. (a)	208	6,897
Kraton Performance Polymers, Inc. (b)	284	5,058
Kronos Worldwide, Inc. (a)	208	2,866
Landec Corp. (b)	250	3,063
LSB Industries, Inc. (b)	164	5,856
LyondellBasell Industries NV (Class A)	3,964	430,728
Minerals Technologies, Inc.	328	20,241
Monsanto Co.	4,833	543,761
NewMarket Corp. (a)	76	28,958
Olin Corp.	688	17,372
OM Group, Inc.	284	7,370
Omnova Solutions, Inc. (a)(b)	404	2,169
Platform Specialty Products Corp. (a)(b)	776	19,416
PolyOne Corp.	896	31,880
PPG Industries, Inc.	1,289	253,598
Praxair, Inc.	2,677	345,333
Quaker Chemical Corp. (a)	120	8,603
Rayonier Advanced Materials, Inc. (a)	382	12,572
Rentech, Inc. (a)(b)	2,042	3,492
Rockwood Holdings, Inc.	688	52,598
RPM International, Inc.	1,180	54,020
Sensient Technologies Corp.	448	23,453
Sigma-Aldrich Corp.	1,066	144,987
Stepan Co.	170	7,545
Taminco Corp. (b)	120	3,132
The Dow Chemical Co.	11,041	578,990
The Mosaic Co.	3,018	134,029
The Scotts Miracle-Gro Co. (Class A)	359	19,745
The Sherwin-Williams Co.	827	181,105
Tredegar Corp.	250	4,602
Tronox, Ltd. (Class A), (Class A)	524	13,650
Valspar Corp.	820	64,772
W.R. Grace & Co. (b)	698	63,476
Westlake Chemical Corp.	361	31,259
Zep, Inc.	208	2,916

		5,195,250

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc. (a)	492	12,639
ACCO Brands Corp. (a)(b)	1,024	7,066
Brady Corp. (Class A)	404	9,066
Ceco Environmental Corp. (a)	152	2,037
Cintas Corp.	944	66,637
Civeo Corp.	984	11,424
Clean Harbors, Inc. (a)(b)	524	28,254
Copart, Inc. (b)	971	30,407
Covanta Holding Corp.	976	20,711
Deluxe Corp. (a)	348	19,196
Ennis, Inc.	259	3,411
G & K Services, Inc. (Class A) (a)	164	9,082
Healthcare Services Group, Inc. (a)	612	17,509
Herman Miller, Inc.	541	16,149
HNI Corp.	404	14,540
Innerworkings, Inc. (a)(b)	359	2,904
Interface, Inc.	524	8,457
KAR Auction Services, Inc.	1,266	36,246
Knoll, Inc.	404	6,993
Matthews International Corp. (Class A)	266	11,675
McGrath Rentcorp (a)	250	8,550
Mobile Mini, Inc. (a)	372	13,009
MSA Safety, Inc.	240	11,856
Multi-Color Corp. (a)	76	3,456
Performant Financial Corp. (a)(b)	208	1,681
Pitney Bowes, Inc.	1,848	46,182
Quad Graphics, Inc.	250	4,813
R.R. Donnelley & Sons Co.	1,733	28,525
Republic Services, Inc.	2,443	95,326
Rollins, Inc. (a)	568	16,631
SP Plus Corp. (b)	120	2,275
Steelcase, Inc. (Class A)	776	12,563
Stericycle, Inc. (b)	759	88,469
Team, Inc. (a)(b)	208	7,885
Tetra Tech, Inc.	568	14,189
The ADT Corp. (a)	1,820	64,537
The Brink’s Co.	404	9,712
Tyco International, Ltd.	4,164	185,589
UniFirst Corp.	120	11,591
United Stationers, Inc. (a)	372	13,976
US Ecology, Inc.	164	7,669
Viad Corp.	208	4,295
Waste Connections, Inc.	1,094	53,081
Waste Management, Inc.	4,177	198,533
West Corp. (a)	208	6,128

		1,244,924

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc. (a)	524	10,758
Arris Group, Inc. (b)	1,075	30,482

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Aruba Networks, Inc. (b)	1,016	$21,925
Black Box Corp.	120	2,798
Brocade Communications Systems, Inc.	3,991	43,382
CalAmp Corp. (a)(b)	328	5,779
Calix, Inc. (b)	372	3,560
Ciena Corp. (a)(b)	916	15,316
Cisco Systems, Inc.	46,679	1,174,910
CommScope Holding Co., Inc. (b)	344	8,225
Comtech Telecommunications Corp.	173	6,427
Digi International, Inc. (a)(b)	250	1,875
EchoStar Corp. (Class A) (b)	343	16,725
Emulex Corp. (b)	845	4,174
Extreme Networks, Inc. (a)(b)	863	4,134
F5 Networks, Inc. (b)	683	81,099
Finisar Corp. (a)(b)	826	13,736
Harmonic, Inc. (a)(b)	998	6,327
Harris Corp.	1,005	66,732
Infinera Corp. (b)	1,016	10,841
InterDigital, Inc. (a)	368	14,654
Ixia (a)(b)	536	4,899
JDS Uniphase Corp. (b)	2,109	26,995
Juniper Networks, Inc.	4,577	101,381
KVH Industries, Inc. (a)(b)	120	1,358
Motorola Solutions, Inc.	2,110	133,521
Netgear, Inc. (b)	372	11,625
Oplink Communications, Inc.	164	2,758
Palo Alto Networks, Inc. (b)	448	43,949
Parkervision, Inc. (a)(b)	820	935
Plantronics, Inc.	399	19,064
Polycom, Inc. (b)	1,526	18,747
Procera Networks, Inc. (a)(b)	208	1,993
QUALCOMM, Inc.	15,358	1,148,318
Riverbed Technology, Inc. (b)	1,468	27,224
Ruckus Wireless, Inc. (a)(b)	359	4,796
ShoreTel, Inc. (b)	536	3,564
Sonus Networks, Inc. (b)	1,911	6,536
Ubiquiti Networks, Inc. (a)(b)	120	4,504
ViaSat, Inc. (a)(b)	372	20,505

		3,126,531

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	939	31,691
Aegion Corp. (b)	372	8,277
Argan, Inc.	120	4,006
Chicago Bridge & Iron Co. NV	896	51,834
Comfort Systems USA, Inc.	328	4,444
Dycom Industries, Inc. (a)(b)	284	8,722
EMCOR Group, Inc.	632	25,255
Fluor Corp.	1,458	97,380
Foster Wheeler AG	896	28,331
Furmanite Corp. (b)	328	2,217
Granite Construction, Inc.	372	11,833
Great Lakes Dredge & Dock Corp. (b)	524	3,238
Jacobs Engineering Group, Inc. (b)	1,160	56,631
KBR, Inc.	1,330	25,044
Layne Christensen Co. (a)(b)	208	2,020
Mastec, Inc. (a)(b)	524	16,045
MYR Group, Inc. (a)(b)	208	5,009
Northwest Pipe Co. (a)(b)	76	2,592
Orion Marine Group, Inc. (b)	240	2,395
Pike Corp. (b)	250	2,972
Primoris Services Corp. (a)	328	8,804
Quanta Services, Inc. (b)	1,859	67,463
Tutor Perini Corp. (b)	328	8,659
URS Corp.	681	39,232

		514,094

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	468	47,657
Headwaters, Inc. (a)(b)	656	8,226
Martin Marietta Materials, Inc. (a)	579	74,656
US Concrete, Inc. (a)(b)	120	3,137
Vulcan Materials Co.	1,186	71,433

		205,109

CONSUMER FINANCE — 0.9%
Ally Financial, Inc. (b)	2,404	55,629
American Express Co.	8,157	714,064
Capital One Financial Corp.	5,356	437,157
Cash America International, Inc.	240	10,512
Credit Acceptance Corp. (a)(b)	88	11,094
Discover Financial Services	4,163	268,056
Encore Capital Group, Inc. (a)(b)	250	11,077
Ezcorp, Inc. (Class A) (a)(b)	448	4,440
First Cash Financial Services, Inc. (b)	240	13,435
Green Dot Corp. (Class A) (b)	250	5,285
Navient Corp.	4,026	71,300
Nelnet, Inc. (Class A)	208	8,963
Portfolio Recovery Associates, Inc. (a)(b)	492	25,697
Santander Consumer USA Holdings, Inc.	919	16,367
SLM Corp.	4,026	34,463
World Acceptance Corp. (a)(b)	76	5,130

		1,692,669

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (b)	44	1,666
AptarGroup, Inc.	612	37,148
Avery Dennison Corp.	886	39,560
Ball Corp.	1,300	82,251
Bemis Co., Inc.	940	35,739
Berry Plastics Group, Inc. (b)	820	20,697
Crown Holdings, Inc. (b)	1,299	57,831
Graphic Packaging Holding Co. (b)	2,939	36,532
Greif, Inc. (Class A)	684	29,966
MeadWestvaco Corp.	1,587	64,972
Myers Industries, Inc.	240	4,234
Owens-Illinois, Inc. (b)	1,470	38,293
Packaging Corp. of America	852	54,375
Rock-Tenn Co. (Class A)	1,312	62,425
Sealed Air Corp.	1,759	61,354
Silgan Holdings, Inc.	359	16,873
Sonoco Products Co.	896	35,204

		679,120

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	208	11,032
Genuine Parts Co.	1,423	124,811
LKQ Corp. (b)	2,688	71,474
Pool Corp.	432	23,294
VOXX International Corp. (a)(b)	164	1,525

		232,136

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	164	$4,426
Apollo Education Group, Inc. (b)	892	22,434
Ascent Capital Group Inc (Class A) (b)	126	7,585
Bridgepoint Education, Inc. (a)(b)	164	1,830
Bright Horizons Family Solutions, Inc. (a)(b)	284	11,945
Capella Education Co. (a)	116	7,262
Career Education Corp. (b)	499	2,535
Carriage Services, Inc. (a)	120	2,080
DeVry Education Group, Inc.	561	24,016
Graham Holdings Co. (Class B)	44	30,782
Grand Canyon Education, Inc. (b)	904	36,856
H&R Block, Inc.	2,410	74,734
Houghton Mifflin Harcourt Co. (b)	984	19,129
ITT Educational Services, Inc. (a)(b)	249	1,068
K12, Inc. (b)	240	3,830
LifeLock, Inc. (a)(b)	524	7,488
Regis Corp. (a)	404	6,448
Service Corp. International	1,893	40,018
Sotheby’s (a)	614	21,932
Steiner Leisure, Ltd. (b)	120	4,511
Strayer Education, Inc. (b)	88	5,269
Universal Technical Institute, Inc.	208	1,945
Weight Watchers International, Inc. (a)(b)	240	6,586

		344,709

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. (Class B) (b)	16,649	2,299,893
CBOE Holdings, Inc.	776	41,535
CME Group, Inc.	2,846	227,552
FNFV Group (b)	820	11,283
Interactive Brokers Group, Inc. (Class A)	404	10,080
Intercontinental Exchange, Inc.	1,037	202,267
Leucadia National Corp.	3,296	78,577
MarketAxess Holdings, Inc.	328	20,290
McGraw Hill Financial, Inc.	2,468	208,422
Moody’s Corp.	1,743	164,713
MSCI, Inc. (Class A) (b)	1,083	50,923
NewStar Financial, Inc. (a)(b)	250	2,810
PHH Corp. (a)(b)	525	11,739
Pico Holdings, Inc. (b)	208	4,150
The NASDAQ OMX Group, Inc.	974	41,317
Voya Financial, Inc.	1,310	51,221

		3,426,772

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
8x8, Inc. (a)(b)	656	4,382
AT&T, Inc.	47,177	1,662,518
Atlantic Tele-Network, Inc. (a)	76	4,096
CenturyLink, Inc.	5,444	222,605
Cincinnati Bell, Inc. (a)(b)	1,878	6,329
Cogent Communications Holdings, Inc.	444	14,923
Consolidated Communications Holdings, Inc. (a)	362	9,068
Frontier Communications Corp. (a)	8,966	58,369
General Communication, Inc. (Class A) (b)	284	3,098
Globalstar, Inc. (a)(b)	2,448	8,960
Hawaiian Telcom Holdco, Inc. (a)(b)	76	1,952
IDT Corp. (Class B)	120	1,927
inContact, Inc. (a)(b)	492	4,278
Inteliquent, Inc.	284	3,536
Intelsat SA (a)(b)	208	3,565
Iridium Communications, Inc. (a)(b)	568	5,027
Level 3 Communications, Inc. (b)	1,708	78,107
Lumos Networks Corp. (a)	120	1,950
magicJack VocalTec, Ltd. (a)(b)	164	1,615
Premiere Global Services, Inc. (b)	404	4,836
tw telecom, Inc. (b)	1,371	57,047
Verizon Communications, Inc.	37,825	1,890,872
Vonage Holdings Corp. (b)	1,388	4,553
Windstream Holdings, Inc.	5,358	57,759

		4,111,372

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc. (a)	372	16,513
American Electric Power Co., Inc.	4,389	229,150
Cleco Corp.	524	25,230
Duke Energy Corp.	6,465	483,388
Edison International	2,916	163,063
El Paso Electric Co.	372	13,597
Entergy Corp.	1,591	123,032
Exelon Corp.	7,726	263,379
FirstEnergy Corp.	3,746	125,753
Great Plains Energy, Inc.	1,388	33,548
Hawaiian Electric Industries, Inc. (a)	862	22,886
IDACORP, Inc. (a)	448	24,017
ITC Holdings Corp.	1,476	52,590
MGE Energy, Inc. (a)	781	29,100
NextEra Energy, Inc.	3,959	371,671
Northeast Utilities	2,810	124,483
NRG Yield, Inc. (Class A)	222	10,445
OGE Energy Corp.	1,747	64,831
Otter Tail Corp. (a)	328	8,748
Pepco Holdings, Inc.	2,266	60,638
Pinnacle West Capital Corp.	947	51,744
PNM Resources, Inc. (a)	703	17,512
Portland General Electric Co. (a)	698	22,420
PPL Corp.	6,646	218,255
The Empire District Electric Co.	359	8,670
The Southern Co.	7,948	346,930
UIL Holdings Corp.	624	22,090
Unitil Corp.	133	4,135
Westar Energy, Inc. (a)	1,269	43,298
Xcel Energy, Inc.	4,443	135,067

		3,116,183

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	359	42,258
AMETEK, Inc.	2,206	110,763
AZZ, Inc.	250	10,442
Capstone Turbine Corp. (a)(b)	2,735	2,926
Eaton Corp. PLC	4,259	269,893
Emerson Electric Co.	6,552	410,024
Encore Wire Corp. (a)	208	7,715
EnerSys (a)	404	23,690
Franklin Electric Co., Inc. (a)	404	14,035

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

FuelCell Energy, Inc. (a)(b)	1,430	$2,989
Generac Holdings, Inc. (a)(b)	612	24,810
General Cable Corp.	432	6,515
Global Power Equipment Group, Inc.	164	2,444
GrafTech International, Ltd. (b)	1,060	4,855
Hubbell, Inc. (Class B)	526	63,399
Plug Power, Inc. (a)(b)	1,508	6,922
Polypore International, Inc. (a)(b)	404	15,720
Powell Industries, Inc. (a)	76	3,105
Regal-Beloit Corp.	704	45,232
Rockwell Automation, Inc.	1,247	137,020
SolarCity Corp. (a)(b)	360	21,456
The Babcock & Wilcox Co.	1,017	28,161
Thermon Group Holdings, Inc. (b)	240	5,861

		1,260,235

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	1,444	144,198
Anixter International, Inc.	240	20,362
Arrow Electronics, Inc. (b)	952	52,693
Avnet, Inc.	1,236	51,294
AVX Corp.	404	5,365
Badger Meter, Inc.	120	6,054
Belden, Inc.	359	22,983
Benchmark Electronics, Inc. (b)	487	10,816
CDW Corp.	792	24,592
Checkpoint Systems, Inc. (b)	372	4,550
Cognex Corp. (a)(b)	774	31,169
Coherent, Inc. (a)(b)	250	15,343
Corning, Inc.	11,754	227,322
CTS Corp. (a)	284	4,513
Daktronics, Inc.	328	4,031
Dolby Laboratories, Inc. (Class A) (b)	418	17,468
DTS, Inc. (b)	164	4,141
Electro Rent Corp.	164	2,258
Electro Scientific Industries, Inc. (a)	250	1,698
Fabrinet (b)	240	3,504
FARO Technologies, Inc. (a)(b)	164	8,323
FEI Co.	405	30,545
FLIR Systems, Inc.	1,307	40,961
GSI Group, Inc. (b)	240	2,758
II-VI, Inc. (b)	448	5,273
Ingram Micro, Inc. (Class A) (b)	1,344	34,689
Insight Enterprises, Inc. (b)	359	8,124
InvenSense, Inc. (a)(b)	536	10,575
IPG Photonics Corp. (a)(b)	284	19,534
Itron, Inc. (a)(b)	329	12,933
Jabil Circuit, Inc.	1,846	37,234
Kemet Corp. (a)(b)	404	1,664
Knowles Corp. (a)(b)	785	20,802
Littelfuse, Inc.	208	17,717
Maxwell Technologies, Inc. (a)(b)	240	2,093
Measurement Specialties, Inc. (b)	120	10,273
Mercury Computer Systems, Inc. (a)(b)	284	3,127
Methode Electronics, Inc. (Class A)	328	12,093
Mettler-Toledo International, Inc. (b)	286	73,253
MTS Systems Corp.	120	8,191
National Instruments Corp.	886	27,404
Newport Corp. (b)	372	6,592
OSI Systems, Inc. (a)(b)	208	13,204
Park Electrochemical Corp.	208	4,898
Plexus Corp. (b)	328	12,113
RealD, Inc. (a)(b)	372	3,486
Rofin-Sinar Technologies, Inc. (b)	240	5,534
Rogers Corp. (a)(b)	164	8,981
Sanmina Corp. (b)	757	15,791
Scansource, Inc. (b)	240	8,302
SYNNEX Corp. (a)(b)	250	16,158
Tech Data Corp. (b)	354	20,836
Trimble Navigation, Ltd. (b)	2,319	70,729
TTM Technologies, Inc. (b)	492	3,351
Universal Display Corp. (a)(b)	372	12,142
Vishay Intertechnology, Inc. (a)	1,201	17,162
Vishay Precision Group, Inc. (b)	132	1,972
Zebra Technologies Corp. (Class A) (b)	477	33,853

		1,297,024

ENERGY EQUIPMENT & SERVICES — 1.7%
Atwood Oceanics, Inc. (b)	536	23,418
Baker Hughes, Inc.	4,081	265,510
Basic Energy Services, Inc. (b)	261	5,661
Bristow Group, Inc. (a)	328	22,042
C&J Energy Services, Inc. (a)(b)	404	12,342
Cameron International Corp. (b)	1,925	127,782
CARBO Ceramics, Inc. (a)	208	12,320
Dawson Geophysical Co.	88	1,600
Diamond Offshore Drilling, Inc. (a)	595	20,391
Dresser-Rand Group, Inc. (b)	696	57,253
Dril-Quip, Inc. (b)	572	51,137
Era Group, Inc. (a)(b)	208	4,524
Exterran Holdings, Inc. (a)	526	23,307
FMC Technologies, Inc. (b)	2,143	116,386
Forum Energy Technologies, Inc. (b)	524	16,040
Frank’s International NV (a)	482	9,013
Geospace Technologies Corp. (a)(b)	120	4,218
Gulf Island Fabrication, Inc.	120	2,064
Gulfmark Offshore, Inc. (Class A) (a)	750	23,513
Halliburton Co.	7,646	493,243
Helix Energy Solutions Group, Inc. (b)	970	21,398
Helmerich & Payne, Inc.	898	87,887
Hercules Offshore, Inc. (a)(b)	1,430	3,146
Hornbeck Offshore Services, Inc. (a)(b)	328	10,735
ION Geophysical Corp. (a)(b)	1,231	3,434
Key Energy Services, Inc. (a)(b)	1,344	6,505
Matrix Service Co. (b)	250	6,030
McDermott International, Inc. (a)(b)	5,358	30,648
Mitcham Industries, Inc. (b)	120	1,326
Nabors Industries, Ltd.	2,668	60,724
National Oilwell Varco, Inc.	3,905	297,170
Natural Gas Services Group, Inc. (b)	76	1,829
Newpark Resources, Inc. (a)(b)	776	9,653
North Atlantic Drilling, Ltd.	1,225	8,159
Nuverra Environmental Solutions, Inc. (a)(b)	120	1,770
Oceaneering International, Inc.	980	63,867
Oil States International, Inc. (b)	492	30,455
Parker Drilling Co. (b)	1,060	5,236
Patterson-UTI Energy, Inc.	1,301	42,322
PHI, Inc. (b)	120	4,938
Pioneer Energy Services Corp. (b)	524	7,346

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

RigNet, Inc. (b)	76	$3,074
Rowan Cos. PLC (Class A)	1,121	28,373
RPC, Inc.	568	12,473
Schlumberger, Ltd.	11,856	1,205,637
SEACOR Holdings, Inc. (a)(b)	208	15,558
Seadrill, Ltd.	3,180	85,097
Seventy Seven Energy, Inc. (a)(b)	369	8,760
Superior Energy Services, Inc.	1,431	47,037
Tesco Corp.	240	4,764
Tetra Technologies, Inc. (a)(b)	688	7,444
Tidewater, Inc. (a)	436	17,017
Unit Corp. (b)	448	26,275
Vantage Drilling Co. (a)(b)	1,792	2,276
Willbros Group, Inc. (b)	372	3,099

		3,463,226

FOOD & STAPLES RETAILING — 1.9%
Casey’s General Stores, Inc.	372	26,672
Costco Wholesale Corp.	3,972	497,771
CVS Health Corp.	10,683	850,260
Fairway Group Holdings Corp. (a)(b)	120	449
Ingles Markets, Inc. (Class A)	120	2,843
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	88	1,433
PriceSmart, Inc. (a)	164	14,045
Rite Aid Corp. (b)	8,773	42,461
Roundy’s, Inc. (a)	250	747
Safeway, Inc.	2,174	74,568
SpartanNash Co.	288	5,602
Sprouts Farmers Market, Inc. (a)(b)	866	25,175
SUPERVALU, Inc. (a)(b)	1,807	16,155
Sysco Corp.	5,309	201,477
The Andersons, Inc.	246	15,468
The Chefs’ Warehouse, Inc. (a)(b)	120	1,951
The Fresh Market, Inc. (a)(b)	372	12,994
The Kroger Co.	4,669	242,788
The Pantry, Inc. (b)	250	5,057
United Natural Foods, Inc. (a)(b)	448	27,534
Village Super Market, Inc. (Class A)	88	2,005
Wal-Mart Stores, Inc.	14,551	1,112,715
Walgreen Co.	8,635	511,796
Weis Markets, Inc. (a)	76	2,966
Whole Foods Market, Inc. (a)	3,334	127,059

		3,821,991

FOOD PRODUCTS — 1.6%
Annie’s, Inc. (b)	120	5,508
Archer-Daniels-Midland Co.	5,923	302,665
B&G Foods, Inc. (a)	492	13,555
Boulder Brands, Inc. (a)(b)	524	7,142
Bunge, Ltd.	1,335	112,447
Cal-Maine Foods, Inc. (a)	120	10,720
Calavo Growers, Inc.	76	3,431
Campbell Soup Co. (a)	1,560	66,659
Chiquita Brands International, Inc. (a)(b)	404	5,737
ConAgra Foods, Inc.	3,754	124,032
Darling Ingredients, Inc. (b)	1,403	25,703
Dean Foods Co. (a)	818	10,838
Diamond Foods, Inc. (a)(b)	208	5,951
Flowers Foods, Inc.	1,540	28,274
Fresh Del Monte Produce, Inc. (a)	372	11,867
General Mills, Inc.	5,769	291,046
Hain Celestial Group, Inc. (a)(b)	448	45,853
Hormel Foods Corp.	1,180	60,640
Ingredion, Inc.	688	52,144
J&J Snack Foods Corp.	120	11,227
Kellogg Co.	2,306	142,050
Keurig Green Mountain, Inc.	1,344	174,895
Kraft Foods Group, Inc.	5,328	300,499
Lancaster Colony Corp. (a)	164	13,986
Limoneira Co.	76	1,800
McCormick & Co., Inc.	1,191	79,678
Mead Johnson Nutrition Co.	1,813	174,447
Mondelez International, Inc. (Class A)	15,194	520,622
Pilgrim’s Pride Corp. (a)(b)	524	16,013
Pinnacle Foods, Inc.	284	9,273
Post Holdings, Inc. (a)(b)	454	15,064
Sanderson Farms, Inc. (a)	190	16,710
Seaboard Corp. (b)	8	21,400
Seneca Foods Corp. (Class A) (a)(b)	88	2,517
Snyders-Lance, Inc.	404	10,706
The Hershey Co.	1,353	129,117
The J.M. Smucker Co.	944	93,447
Tootsie Roll Industries, Inc. (a)	178	4,982
TreeHouse Foods, Inc. (a)(b)	324	26,082
Tyson Foods, Inc. (Class A)	2,530	99,606
WhiteWave Foods Co. (Class A) (b)	1,568	56,965

		3,105,298

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,060	54,421
Atmos Energy Corp.	980	46,746
Chesapeake Utilities Corp.	50	2,083
National Fuel Gas Co. (a)	698	48,853
New Jersey Resources Corp.	359	18,133
Northwest Natural Gas Co. (a)	240	10,140
ONE Gas, Inc. (a)	472	16,166
Piedmont Natural Gas Co., Inc.	698	23,404
Questar Corp.	2,497	55,658
South Jersey Industries, Inc. (a)	284	15,154
Southwest Gas Corp. (a)	404	19,626
The Laclede Group, Inc. (a)	284	13,178
UGI Corp.	2,124	72,407
WGL Holdings, Inc. (a)	448	18,870

		414,839

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abaxis, Inc. (a)	208	10,548
Abbott Laboratories	13,499	561,423
ABIOMED, Inc. (a)(b)	350	8,690
Accuray, Inc. (a)(b)	698	5,067
Alere, Inc. (b)	744	28,852
Align Technology, Inc. (b)	656	33,902
Analogic Corp.	76	4,861
AngioDynamics, Inc. (b)	250	3,430
Anika Therapeutics, Inc. (a)(b)	76	2,786
Antares Pharma, Inc. (a)(b)	971	1,777
AtriCure, Inc. (b)	208	3,062
Baxter International, Inc.	4,955	355,620
Becton, Dickinson and Co.	1,728	196,664
Boston Scientific Corp. (b)	12,086	142,736
C.R. Bard, Inc.	704	100,468
Cantel Medical Corp.	284	9,764

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cardiovascular Systems, Inc. (b)	208	$4,915
CareFusion Corp. (b)	1,984	89,776
Cerus Corp. (a)(b)	612	2,454
CONMED Corp.	240	8,842
Covidien PLC	4,082	353,134
Cyberonics, Inc. (a)(b)	240	12,278
Cynosure, Inc. (Class A) (b)	164	3,444
DENTSPLY International, Inc.	1,271	57,958
DexCom, Inc. (a)(b)	656	26,233
Edwards Lifesciences Corp. (b)	1,007	102,865
Endologix, Inc. (a)(b)	568	6,021
GenMark Diagnostics, Inc. (a)(b)	240	2,153
Globus Medical, Inc. (Class A) (b)	492	9,678
Greatbatch, Inc. (b)	250	10,652
Haemonetics Corp. (b)	448	15,644
HealthStream, Inc. (a)(b)	208	4,994
HeartWare International, Inc. (a)(b)	164	12,731
Hill-Rom Holdings, Inc.	424	17,566
Hologic, Inc. (b)	2,439	59,341
ICU Medical, Inc. (b)	120	7,702
IDEXX Laboratories, Inc. (a)(b)	492	57,972
Insulet Corp. (a)(b)	492	18,130
Integra LifeSciences Holdings Corp. (a)(b)	208	10,325
Intuitive Surgical, Inc. (b)	369	170,412
Invacare Corp.	284	3,354
Masimo Corp. (a)(b)	425	9,044
Medtronic, Inc.	9,281	574,958
Meridian Bioscience, Inc. (a)	359	6,351
Merit Medical Systems, Inc. (b)	359	4,265
Natus Medical, Inc. (b)	240	7,082
Neogen Corp. (b)	320	12,640
NuVasive, Inc. (b)	434	15,134
NxStage Medical, Inc. (b)	524	6,880
OraSure Technologies, Inc. (b)	492	3,552
Orthofix International NV (a)(b)	164	5,077
PhotoMedex, Inc. (a)(b)	120	744
Quidel Corp. (b)	240	6,449
ResMed, Inc. (a)	1,266	62,376
RTI Surgical, Inc. (b)	536	2,562
Sirona Dental Systems, Inc. (b)	492	37,727
Spectranetics Corp. (a)(b)	372	9,884
St. Jude Medical, Inc.	2,560	153,933
Staar Surgical Co. (a)(b)	328	3,487
STERIS Corp. (a)	536	28,923
Stryker Corp.	3,039	245,399
SurModics, Inc. (b)	120	2,179
Symmetry Medical, Inc. (b)	328	3,309
Teleflex, Inc.	372	39,075
The Cooper Cos., Inc.	496	77,252
Thoratec Corp. (a)(b)	498	13,311
Tornier NV (b)	250	5,975
Unilife Corp. (a)(b)	820	1,882
Utah Medical Products, Inc. (a)	44	2,145
Varian Medical Systems, Inc. (b)	944	75,633
Vascular Solutions, Inc. (b)	168	4,150
Volcano Corp. (a)(b)	492	5,235
West Pharmaceutical Services, Inc. (a)	656	29,363
Wright Medical Group, Inc. (a)(b)	372	11,272
Zimmer Holdings, Inc.	1,525	153,339

		4,158,811

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a)(b)	328	15,908
Aetna, Inc.	3,233	261,873
Air Methods Corp. (a)(b)	372	20,665
Amedisys, Inc. (a)(b)	279	5,627
AmerisourceBergen Corp.	2,108	162,948
AMN Healthcare Services, Inc. (b)	404	6,343
AmSurg Corp. (b)	284	14,214
athenahealth, Inc. (a)(b)	312	41,087
Bio-Reference Laboratories, Inc. (b)	250	7,015
BioScrip, Inc. (a)(b)	536	3,704
Brookdale Senior Living, Inc. (b)	1,465	47,202
Capital Senior Living Corp. (a)(b)	240	5,095
Cardinal Health, Inc.	3,065	229,630
Catamaran Corp. (b)	1,836	77,387
Centene Corp. (b)	492	40,693
Chemed Corp. (a)	164	16,876
CIGNA Corp.	2,569	232,983
Community Health Systems, Inc. (b)	994	54,461
Corvel Corp. (b)	76	2,588
DaVita HealthCare Partners, Inc. (b)	1,626	118,926
Envision Healthcare Holdings, Inc. (b)	612	21,224
ExamWorks Group, Inc. (b)	240	7,860
Express Scripts Holding Co. (b)	7,024	496,105
Five Star Quality Care, Inc. (b)	359	1,353
Gentiva Health Services, Inc. (b)	284	4,766
Hanger, Inc. (a)(b)	328	6,731
HCA Holdings, Inc. (b)	2,940	207,329
Health Net, Inc. (b)	744	34,306
HealthSouth Corp. (a)	801	29,557
Healthways, Inc. (b)	238	3,813
Henry Schein, Inc. (b)	781	90,963
HMS Holdings Corp. (a)(b)	776	14,628
Humana, Inc.	1,432	186,575
IPC The Hospitalist Co. (a)(b)	164	7,346
Kindred Healthcare, Inc.	492	9,545
Laboratory Corp. of America Holdings (b)	855	86,996
Landauer, Inc. (a)	76	2,509
LHC Group, Inc. (a)(b)	76	1,763
LifePoint Hospitals, Inc. (b)	404	27,953
Magellan Health, Inc. (b)	240	13,135
McKesson Corp.	2,045	398,100
MEDNAX, Inc. (a)(b)	896	49,119
Molina Healthcare, Inc. (b)	240	10,152
MWI Veterinary Supply, Inc. (a)(b)	120	17,808
National Healthcare Corp. (a)	76	4,219
Omnicare, Inc.	936	58,275
Owens & Minor, Inc. (a)	568	18,596
Patterson Cos., Inc. (a)	775	32,108
PharMerica Corp. (b)	240	5,863
Premier, Inc. (Class A) (b)	306	10,055
Quest Diagnostics, Inc. (a)	1,427	86,590
Select Medical Holdings Corp.	448	5,389
Team Health Holdings, Inc. (a)(b)	612	35,490
Tenet Healthcare Corp. (b)	897	53,273
The Ensign Group, Inc.	164	5,707
The Providence Service Corp. (b)	76	3,677
Triple-S Management Corp. (Class B) (a)(b)	250	4,975
UnitedHealth Group, Inc.	8,803	759,259

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Universal American Corp. (a)(b)	372	$2,991
Universal Health Services, Inc. (Class B)	820	85,690
US Physical Therapy, Inc.	76	2,690
VCA, Inc. (b)	774	30,441
WellCare Health Plans, Inc. (b)	416	25,101
WellPoint, Inc.	2,548	304,792

		4,630,042

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (b)	1,583	21,236
Cerner Corp. (b)	2,699	160,779
Computer Programs and Systems, Inc. (a)	76	4,369
IMS Health Holdings, Inc. (a)(b)	700	18,333
MedAssets, Inc. (b)	524	10,857
Medidata Solutions, Inc. (b)	526	23,297
Merge Healthcare, Inc. (b)	568	1,250
Omnicell, Inc. (b)	328	8,964
Veeva Systems, Inc. (Class A) (a)(b)	372	10,479
Vocera Communications, Inc. (a)(b)	208	1,679

		261,243

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	500	13,150
Bally Technologies, Inc. (a)(b)	372	30,020
Belmond, Ltd. (Class A) (b)	852	9,934
Biglari Holdings, Inc. (b)	57	19,366
BJ’s Restaurants, Inc. (a)(b)	250	8,998
Bloomin’ Brands, Inc. (b)	492	9,023
Bob Evans Farms, Inc.	242	11,456
Boyd Gaming Corp. (a)(b)	536	5,446
Bravo Brio Restaurant Group, Inc. (a)(b)	164	2,127
Brinker International, Inc.	670	34,029
Buffalo Wild Wings, Inc. (a)(b)	164	22,020
Burger King Worldwide, Inc. (a)	896	26,575
Caesars Entertainment Corp. (a)(b)	328	4,126
Carnival Corp.	3,722	149,513
Chipotle Mexican Grill, Inc. (b)	284	189,312
Choice Hotels International, Inc. (a)	240	12,480
Churchill Downs, Inc.	120	11,700
Chuy’s Holdings, Inc. (a)(b)	164	5,148
Cracker Barrel Old Country Store, Inc. (a)	202	20,844
Darden Restaurants, Inc. (a)	1,170	60,208
Del Frisco’s Restaurant Group, Inc. (b)	76	1,455
Denny’s Corp. (b)	863	6,067
Diamond Resorts International, Inc. (a)(b)	328	7,465
DineEquity, Inc.	164	13,381
Domino’s Pizza, Inc.	536	41,251
Dunkin’ Brands Group, Inc.	984	44,103
Fiesta Restaurant Group, Inc. (b)	208	10,333
Hilton Worldwide Holdings, Inc. (b)	1,385	34,113
Hyatt Hotels Corp. (Class A) (b)	659	39,883
International Game Technology	2,363	39,864
International Speedway Corp. (Class A)	240	7,594
Interval Leisure Group, Inc.	322	6,134
Jack in the Box, Inc.	359	24,480
Jamba, Inc. (a)(b)	164	2,332
Krispy Kreme Doughnuts, Inc. (a)(b)	568	9,747
La Quinta Holdings, Inc. (a)(b)	360	6,836
Las Vegas Sands Corp.	3,525	219,290
Life Time Fitness, Inc. (b)	359	18,108
Marcus Corp.	164	2,591
Marriott International, Inc. (Class A) (a)	2,116	147,908
Marriott Vacations Worldwide Corp. (b)	538	34,115
McDonald’s Corp.	9,065	859,453
MGM Resorts International (b)	3,358	76,495
Morgans Hotel Group Co. (a)(b)	250	2,018
Multimedia Games Holding Co., Inc. (b)	240	8,642
Norwegian Cruise Line Holdings, Ltd. (b)	820	29,536
Panera Bread Co. (Class A) (a)(b)	262	42,633
Papa John’s International, Inc.	240	9,598
Penn National Gaming, Inc. (a)(b)	628	7,040
Pinnacle Entertainment, Inc. (a)(b)	536	13,448
Popeyes Louisiana Kitchen, Inc. (b)	250	10,125
Red Robin Gourmet Burgers, Inc. (b)	120	6,828
Royal Caribbean Cruises, Ltd.	1,491	100,329
Ruby Tuesday, Inc. (a)(b)	524	3,086
Ruth’s Hospitality Group, Inc.	328	3,621
Scientific Games Corp. (Class A) (a)(b)	414	4,459
SeaWorld Entertainment, Inc. (a)	612	11,769
Six Flags Entertainment Corp. (a)	568	19,534
Sonic Corp. (b)	536	11,985
Speedway Motorsports, Inc. (a)	76	1,297
Starbucks Corp.	6,821	514,713
Starwood Hotels & Resorts Worldwide, Inc.	1,775	147,698
Texas Roadhouse, Inc. (a)	524	14,588
The Cheesecake Factory, Inc. (a)	485	22,068
The Wendy’s Co.	1,926	15,909
Vail Resorts, Inc.	328	28,457
Wyndham Worldwide Corp.	1,243	101,006
Wynn Resorts, Ltd.	724	135,446
Yum! Brands, Inc.	4,035	290,439

		3,854,745

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)(b)	250	4,195
Cavco Industries, Inc. (b)	88	5,984
CSS Industries, Inc. (a)	88	2,134
D.R. Horton, Inc.	2,561	52,552
Ethan Allen Interiors, Inc.	250	5,700
Garmin, Ltd. (a)	1,108	57,605
Harman International Industries, Inc.	635	62,255
Helen of Troy, Ltd. (b)	284	14,916
Hovnanian Enterprises, Inc. (Class A) (b)	1,016	3,729
iRobot Corp. (a)(b)	240	7,308
Jarden Corp. (b)	1,240	74,536
KB Home (a)	1,960	29,282
La-Z-Boy, Inc.	492	9,737
Leggett & Platt, Inc. (a)	1,276	44,558
Lennar Corp. (Class A) (a)	1,484	57,624
Libbey, Inc. (b)	208	5,462

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

M.D.C. Holdings, Inc. (a)	372	$9,419
M/I Homes, Inc. (b)	250	4,955
Meritage Homes Corp. (b)	828	29,394
Mohawk Industries, Inc. (b)	563	75,903
NACCO Industries, Inc. (Class A)	71	3,531
Newell Rubbermaid, Inc.	2,597	89,363
NVR, Inc. (b)	37	41,811
Pulte Group, Inc.	3,456	61,033
Standard Pacific Corp. (a)(b)	1,300	9,737
Taylor Morrison Home Corp. (Class A) (b)	284	4,606
Tempur Sealy International, Inc. (b)	524	29,433
The Ryland Group, Inc. (a)	399	13,263
Toll Brothers, Inc. (b)	1,723	53,689
TRI Pointe Homes, Inc. (b)	1,152	14,907
Tupperware Brands Corp.	492	33,968
Universal Electronics, Inc. (a)(b)	120	5,924
Whirlpool Corp.	733	106,761
William Lyon Homes (Class A) (b)	120	2,652

		1,027,926

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)(b)	359	2,886
Church & Dwight Co., Inc.	1,238	86,858
Colgate-Palmolive Co.	8,503	554,566
Energizer Holdings, Inc.	609	75,035
Harbinger Group, Inc. (b)	284	3,726
Kimberly-Clark Corp.	3,532	379,937
Spectrum Brands Holdings, Inc.	208	18,830
The Clorox Co. (a)	1,180	113,327
The Procter & Gamble Co.	24,560	2,056,655
WD-40 Co.	120	8,155

		3,299,975

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Atlantic Power Corp. (a)	1,060	2,523
Calpine Corp. (b)	3,578	77,643
Dynegy, Inc. (b)	896	25,858
NRG Energy, Inc.	2,864	87,295
Ormat Technologies, Inc.	164	4,308
Pattern Energy Group, Inc.	372	11,502
The AES Corp.	6,498	92,142

		301,271

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	5,960	844,413
Carlisle Cos., Inc.	568	45,656
Danaher Corp.	5,482	416,522
General Electric Co.	91,175	2,335,904
Raven Industries, Inc. (a)	310	7,564
Roper Industries, Inc.	905	132,392

		3,782,451

INSURANCE — 3.0%
ACE, Ltd.	3,078	322,790
Aflac, Inc.	4,193	244,242
Alleghany Corp. (b)	164	68,577
Allied World Assurance Company Holdings, Ltd.	984	36,251
Ambac Financial Group, Inc. (a)(b)	404	8,928
American Equity Investment Life Holding Co. (a)	568	12,996
American Financial Group, Inc.	688	39,828
American International Group, Inc.	13,016	703,124
American National Insurance Co.	88	9,891
AMERISAFE, Inc.	164	6,414
Amtrust Financial Services, Inc. (a)	263	10,473
Aon PLC	2,835	248,544
Arch Capital Group, Ltd. (b)	1,180	64,570
Argo Group International Holdings, Ltd.	240	12,074
Arthur J. Gallagher & Co.	1,459	66,180
Aspen Insurance Holdings, Ltd.	568	24,293
Assurant, Inc.	659	42,374
Assured Guaranty, Ltd.	1,750	38,780
Axis Capital Holdings, Ltd.	1,060	50,170
Baldwin & Lyons, Inc. (Class B)	76	1,877
Brown & Brown, Inc.	1,060	34,079
Cincinnati Financial Corp.	1,446	68,034
Citizens, Inc. (a)(b)	359	2,319
CNA Financial Corp.	250	9,508
CNO Financial Group, Inc.	2,000	33,920
eHealth, Inc. (b)	164	3,957
Employers Holdings, Inc.	284	5,467
Endurance Specialty Holdings, Ltd.	359	19,810
Enstar Group, Ltd. (b)	76	10,360
Erie Indemnity Co. (Class A)	250	18,953
Everest Re Group, Ltd.	472	76,469
FBL Financial Group, Inc. (Class A) (a)	488	21,814
First American Financial Corp. (a)	984	26,686
FNF Group	2,462	68,296
Genworth Financial, Inc. (Class A) (b)	4,422	57,928
Global Indemnity PLC (b)	76	1,917
Greenlight Capital Re, Ltd. (Class A) (b)	240	7,778
HCC Insurance Holdings, Inc.	896	43,268
HCI Group, Inc.	76	2,735
Hilltop Holdings, Inc. (b)	524	10,506
Horace Mann Educators Corp.	372	10,606
Infinity Property & Casualty Corp.	76	4,865
Kemper Corp.	404	13,797
Lincoln National Corp.	2,428	130,092
Loews Corp.	2,921	121,689
Maiden Holdings, Ltd. (a)	448	4,964
Markel Corp. (b)	120	76,338
Marsh & McLennan Cos., Inc.	4,967	259,973
MBIA, Inc. (b)	1,292	11,861
Meadowbrook Insurance Group, Inc. (a)	448	2,621
Mercury General Corp.	250	12,203
MetLife, Inc.	8,409	451,732
Montpelier Re Holdings, Ltd. (a)	404	12,560
National Interstate Corp. (a)	88	2,455
National Western Life Insurance Co. (Class A)	44	10,868
Old Republic International Corp.	2,351	33,572
OneBeacon Insurance Group, Ltd. (Class A)	208	3,205
PartnerRe, Ltd.	523	57,472
Platinum Underwriters Holdings, Ltd.	284	17,287

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Primerica, Inc. (a)	536	$25,846
Principal Financial Group, Inc.	2,598	136,317
ProAssurance Corp.	556	24,503
Protective Life Corp.	684	47,476
Prudential Financial, Inc.	4,230	371,986
Reinsurance Group of America, Inc.	636	50,963
RenaissanceRe Holdings, Ltd. (a)	364	36,396
RLI Corp. (a)	862	37,316
Safety Insurance Group, Inc.	120	6,469
Selective Insurance Group, Inc.	488	10,804
StanCorp Financial Group, Inc.	359	22,682
State Auto Financial Corp. (a)	120	2,461
Stewart Information Services Corp. (a)	197	5,782
Symetra Financial Corp.	732	17,078
The Allstate Corp.	4,203	257,938
The Chubb Corp.	2,206	200,922
The Hanover Insurance Group, Inc.	367	22,541
The Hartford Financial Services Group, Inc.	4,075	151,794
The Navigators Group, Inc. (b)	76	4,674
The Phoenix Cos., Inc. (b)	43	2,411
The Progressive Corp.	5,419	136,992
The Travelers Cos., Inc.	3,224	302,863
Third Point Reinsurance, Ltd. (b)	536	7,799
Torchmark Corp.	1,223	64,049
United Fire Group, Inc.	208	5,776
Universal Insurance Holdings, Inc. (a)	240	3,103
Unum Group	2,391	82,203
Validus Holdings, Ltd.	945	36,987
W.R. Berkley Corp.	984	47,035
White Mountains Insurance Group, Ltd.	88	55,446
XL Group PLC	2,603	86,342

		6,039,294

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (b)	3,420	1,102,745
Blue Nile, Inc. (a)(b)	776	22,155
Expedia, Inc.	963	84,378
FTD Cos., Inc. (a)(b)	182	6,208
Groupon, Inc. (a)(b)	3,747	25,030
HomeAway, Inc. (b)	864	30,672
HSN, Inc.	333	20,436
Lands’ End, Inc. (a)(b)	141	5,798
Liberty Interactive Corp. (Class A) (b)	4,757	135,670
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	782	26,510
Liberty Ventures, (Series A) (b)	782	29,685
Netflix, Inc. (b)	542	244,539
NutriSystem, Inc.	1,540	23,670
Orbitz Worldwide, Inc. (b)	250	1,967
Overstock.com, Inc. (a)(b)	76	1,281
PetMed Express, Inc. (a)	208	2,829
RetailMeNot, Inc. (a)(b)	284	4,589
Shutterfly, Inc. (b)	372	18,131
The Priceline Group, Inc. (b)	489	566,546
TripAdvisor, Inc. (b)	1,197	109,430
ValueVision Media, Inc. (Class A) (a)(b)	372	1,908

		2,464,177

INTERNET SOFTWARE & SERVICES — 3.4%
Akamai Technologies, Inc. (b)	1,918	114,696
Angie’s List, Inc. (a)(b)	359	2,287
AOL, Inc. (b)	689	30,971
Bankrate, Inc. (a)(b)	404	4,589
Bazaarvoice, Inc. (b)	404	2,986
Benefitfocus, Inc. (a)(b)	252	6,789
Blucora, Inc. (b)	372	5,669
Brightcove, Inc. (a)(b)	240	1,339
ChannelAdvisor Corp. (a)(b)	612	10,037
comScore, Inc. (b)	328	11,942
Constant Contact, Inc. (b)	284	7,708
Conversant, Inc. (b)	698	23,906
Cornerstone OnDemand, Inc. (a)(b)	372	12,801
CoStar Group, Inc. (b)	240	37,330
Dealertrack Technologies, Inc. (a)(b)	359	15,584
Demand Media, Inc. (b)	88	779
Demandware, Inc. (a)(b)	199	10,133
Dice Holdings, Inc. (b)	372	3,117
Digital River, Inc. (b)	328	4,763
E2open, Inc. (a)(b)	120	1,117
EarthLink Holdings Corp.	922	3,153
eBay, Inc. (b)	11,390	645,016
Envestnet, Inc. (b)	208	9,360
Equinix, Inc. (a)(b)	525	111,552
Facebook, Inc. (Class A) (b)	18,003	1,422,957
Global Eagle Entertainment, Inc. (a)(b)	1,060	11,893
Gogo, Inc. (a)(b)	536	9,037
Google, Inc. (Class A) (b)	2,587	1,522,217
Google, Inc. (Class C) (b)	2,575	1,486,702
IAC/InterActiveCorp.	701	46,196
Internap Network Services Corp. (a)(b)	496	3,422
IntraLinks Holdings, Inc. (b)	372	3,013
j2 Global, Inc. (a)	404	19,941
Limelight Networks, Inc. (a)(b)	4,044	9,443
LinkedIn Corp. (Class A) (b)	904	187,842
Liquidity Services, Inc. (a)(b)	250	3,438
LivePerson, Inc. (a)(b)	492	6,194
LogMeIn, Inc. (a)(b)	250	11,518
Marketo, Inc. (a)(b)	372	12,016
Millennial Media, Inc. (a)(b)	328	610
Monster Worldwide, Inc. (a)(b)	1,045	5,748
Move, Inc. (b)	372	7,797
NIC, Inc.	568	9,781
Pandora Media, Inc. (a)(b)	1,858	44,889
Perficient, Inc. (b)	284	4,257
QuinStreet, Inc. (b)	284	1,179
Rackspace Hosting, Inc. (a)(b)	971	31,606
Rightside Group, Ltd. (b)	88	858
SciQuest, Inc. (a)(b)	208	3,128
Shutterstock, Inc. (a)(b)	88	6,281
SPS Commerce, Inc. (a)(b)	120	6,378
Stamps.com, Inc. (b)	120	3,811
TechTarget, Inc. (a)(b)	1,136	9,758
Textura Corp. (a)(b)	372	9,821
Travelzoo, Inc. (b)	88	1,364
Tremor Video, Inc. (a)(b)	3,268	7,647
Trulia, Inc. (b)	247	12,078
Twitter, Inc. (b)	4,282	220,866

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

VeriSign, Inc. (a)(b)	1,254	$69,120
VistaPrint NV (b)	284	15,560
Web.com Group, Inc. (b)	359	7,166
WebMD Health Corp. (a)(b)	799	33,406
XO Group, Inc. (b)	250	2,803
Xoom Corp. (a)(b)	284	6,234
Yahoo!, Inc. (b)	9,024	367,728
Yelp, Inc. (b)	451	30,781
Zillow, Inc. (Class A) (a)(b)	284	32,941
Zix Corp. (a)(b)	524	1,792

		6,788,841

IT SERVICES — 3.2%
Accenture PLC (Class A)	5,832	474,258
Acxiom Corp. (b)	698	11,552
Alliance Data Systems Corp. (b)	505	125,376
Amdocs, Ltd.	1,475	67,673
Automatic Data Processing, Inc.	4,378	363,724
Blackhawk Network Holdings, Inc. (b)	72	2,333
Blackhawk Network Holdings, Inc. (Class B) (b)	1,098	35,465
Booz Allen Hamilton Holding Corp. (a)	700	16,380
Broadridge Financial Solutions, Inc.	1,065	44,336
CACI International, Inc. (Class A) (b)	208	14,824
Cardtronics, Inc. (a)(b)	404	14,221
Cass Information Systems, Inc. (a)	76	3,146
CIBER, Inc. (a)(b)	698	2,394
Cognizant Technology Solutions Corp. (Class A) (b)	5,391	241,355
Computer Sciences Corp.	1,360	83,164
Computer Task Group, Inc. (a)	120	1,332
Convergys Corp.	940	16,751
CoreLogic, Inc. (b)	852	23,064
CSG Systems International, Inc. (a)	284	7,464
DST Systems, Inc.	284	23,833
EPAM Systems, Inc. (b)	208	9,108
Euronet Worldwide, Inc. (a)(b)	448	21,410
EVERTEC, Inc.	568	12,689
ExlService Holdings, Inc. (b)	284	6,932
Fidelity National Information Services, Inc.	2,656	149,533
Fiserv, Inc. (b)	2,433	157,257
FleetCor Technologies, Inc. (b)	732	104,032
Forrester Research, Inc. (a)	120	4,423
Gartner, Inc. (b)	863	63,405
Genpact, Ltd. (b)	1,508	24,611
Global Cash Access Holdings, Inc. (b)	568	3,834
Global Payments, Inc.	698	48,776
Heartland Payment Systems, Inc. (a)	328	15,652
Higher One Holdings, Inc. (a)(b)	284	701
iGate Corp. (b)	328	12,044
International Business Machines Corp.	8,601	1,632,728
Jack Henry & Associates, Inc.	766	42,636
Leidos Holdings, Inc.	627	21,525
ManTech International Corp. (Class A) (a)	250	6,738
Mastercard, Inc. (Class A)	9,025	667,128
MAXIMUS, Inc.	612	24,560
MoneyGram International, Inc. (a)(b)	208	2,608
NeuStar, Inc. (Class A) (b)	568	14,103
Paychex, Inc.	2,925	129,285
Sabre Corp.	404	7,238
Sapient Corp. (a)(b)	971	13,594
Science Applications International Corp. (a)	373	16,498
ServiceSource International, Inc. (a)(b)	524	1,693
Sykes Enterprises, Inc. (b)	372	7,433
Syntel, Inc. (a)(b)	120	10,553
TeleTech Holdings, Inc. (b)	208	5,113
Teradata Corp. (a)(b)	1,487	62,335
The Western Union Co. (a)	5,034	80,745
Total System Services, Inc.	1,456	45,078
Unisys Corp. (a)(b)	397	9,294
Vantiv, Inc. (b)	1,148	35,473
VeriFone Systems, Inc. (b)	976	33,555
Virtusa Corp. (a)(b)	208	7,396
Visa, Inc. (Class A)	4,593	980,008
WEX, Inc. (b)	372	41,039
Xerox Corp.	11,023	145,834

		6,251,242

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	120	4,178
Black Diamond, Inc. (a)(b)	208	1,573
Brunswick Corp. (a)	1,330	56,046
Callaway Golf Co. (a)	656	4,749
Hasbro, Inc. (a)	1,036	56,975
JAKKS Pacific, Inc. (a)(b)	164	1,164
Leapfrog Enterprises, Inc. (b)	568	3,402
Mattel, Inc.	3,120	95,628
Nautilus, Inc. (b)	284	3,400
Polaris Industries, Inc.	568	85,081
Smith & Wesson Holding Corp. (a)(b)	568	5,362
Sturm Ruger & Co, Inc. (a)	164	7,985

		325,543

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	616	4,916
Agilent Technologies, Inc.	3,150	179,487
Albany Molecular Research, Inc. (a)(b)	208	4,591
Bio-Rad Laboratories, Inc. (Class A) (b)	208	23,587
Bruker Corp. (b)	971	17,978
Cambrex Corp. (b)	240	4,483
Charles River Laboratories International, Inc. (b)	454	27,122
Covance, Inc. (b)	475	37,382
Fluidigm Corp. (a)(b)	250	6,125
Illumina, Inc. (b)	1,364	223,587
Luminex Corp. (a)(b)	328	6,396
PAREXEL International Corp. (a)(b)	536	33,816
PerkinElmer, Inc.	1,007	43,905
Qiagen NV (b)	2,076	47,271
Quintiles Transnational Holdings, Inc. (b)	536	29,898
Sequenom, Inc. (a)(b)	792	2,352
Techne Corp.	334	31,246
Thermo Fisher Scientific, Inc.	3,613	439,702
Waters Corp. (b)	786	77,908

		1,241,752

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

MACHINERY — 2.0%
Accuride Corp. (b)	372	$1,410
Actuant Corp. (Class A) (a)	656	20,021
AGCO Corp. (a)	887	40,323
Alamo Group, Inc.	88	3,608
Albany International Corp. (Class A) (a)	240	8,170
Allison Transmission Holdings, Inc.	1,924	54,815
Altra Industrial Motion Corp.	240	6,998
American Railcar Industries, Inc. (a)	76	5,618
Astec Industries, Inc. (a)	208	7,586
Barnes Group, Inc.	492	14,932
Blount International, Inc. (b)	448	6,778
Briggs & Stratton Corp. (a)	404	7,280
Caterpillar, Inc.	5,629	557,440
Chart Industries, Inc. (a)(b)	332	20,295
CIRCOR International, Inc.	164	11,042
CLARCOR, Inc. (a)	466	29,395
Colfax Corp. (b)	981	55,888
Columbus McKinnon Corp.	164	3,606
Commercial Vehicle Group, Inc. (a)(b)	226	1,397
Crane Co.	431	27,243
Cummins, Inc.	1,759	232,153
Deere & Co. (a)	3,246	266,139
Donaldson Co., Inc.	1,320	53,632
Douglas Dynamics, Inc.	208	4,056
Dover Corp.	1,570	126,118
Dynamic Materials Corp. (a)	120	2,286
Energy Recovery, Inc. (a)(b)	359	1,271
EnPro Industries, Inc. (b)	508	30,749
ESCO Technologies, Inc. (a)	250	8,695
Federal Signal Corp.	585	7,745
Flowserve Corp.	1,317	92,875
Freightcar America, Inc.	76	2,531
Graco, Inc.	573	41,818
Graham Corp. (a)	76	2,185
Harsco Corp.	709	15,180
Hillenbrand, Inc.	492	15,198
Hurco Cos., Inc.	88	3,314
Hyster-Yale Materials Handling, Inc.	96	6,875
IDEX Corp.	767	55,508
Illinois Tool Works, Inc.	3,078	259,845
Ingersoll-Rand PLC	2,607	146,930
ITT Corp.	811	36,446
John Bean Technologies Corp.	271	7,623
Joy Global, Inc.	959	52,304
Kadant, Inc.	76	2,968
Kennametal, Inc.	688	28,421
L.B. Foster Co. (Class A) (a)	76	3,491
Lincoln Electric Holdings, Inc.	756	52,266
Lindsay Corp. (a)	120	8,970
Lydall, Inc. (b)	164	4,430
Meritor, Inc. (b)	896	9,722
Mueller Industries, Inc.	535	15,269
Mueller Water Products, Inc. (Class A)	1,392	11,526
Navistar International Corp. (a)(b)	504	16,587
Nordson Corp.	568	43,208
Oshkosh Corp.	813	35,894
PACCAR, Inc.	3,233	183,877
Pall Corp.	989	82,779
Parker-Hannifin Corp.	1,332	152,048
Pentair PLC	1,800	117,882
Proto Labs, Inc. (b)	164	11,316
RBC Bearings, Inc. (a)	208	11,794
Rexnord Corp. (b)	700	19,915
Snap-On, Inc.	536	64,899
SPX Corp.	431	40,484
Standex International Corp.	120	8,897
Stanley Black & Decker, Inc.	1,476	131,054
Sun Hydraulics Corp.	208	7,819
Tennant Co. (a)	164	11,003
Terex Corp.	981	31,166
The Exone Co. (a)(b)	88	1,838
The Gorman-Rupp Co. (a)	163	4,896
The Greenbrier Cos., Inc. (a)	250	18,345
The Manitowoc Co., Inc. (a)	1,174	27,530
The Middleby Corp. (b)	574	50,587
The Toro Co.	536	31,747
Timken Co.	638	27,045
Titan International, Inc. (a)	492	5,815
TriMas Corp. (b)	493	11,995
Trinity Industries, Inc. (a)	1,432	66,903
Valmont Industries, Inc. (a)	243	32,788
Wabash National Corp. (a)(b)	612	8,152
WABCO Holdings, Inc. (b)	714	64,938
Wabtec Corp.	852	69,046
Watts Water Technologies, Inc. (Class A)	235	13,689
Woodward, Inc. (a)	612	29,143
Xylem, Inc.	1,665	59,091

		3,986,554

MARINE — 0.0% (d)
Kirby Corp. (b)	536	63,168
Matson, Inc.	359	8,986
Navios Maritime Holdings, Inc.	688	4,128
Scorpio Bulkers, Inc. (a)(b)	1,555	9,050

		85,332

MEDIA — 3.4%
AMC Networks, Inc. (Class A) (b)	530	30,963
Cablevision Systems Corp. (Class A) (a)	1,740	30,467
Carmike Cinemas, Inc. (b)	164	5,081
CBS Corp.	5,023	268,731
Central European Media Enterprises, Ltd. (Class A) (a)(b)	698	1,571
Charter Communications, Inc. (Class A) (b)	692	104,748
Cinemark Holdings, Inc.	1,016	34,585
Clear Channel Outdoor Holdings, Inc. (Class A)	359	2,420
Comcast Corp. (Class A)	23,581	1,268,186
Cumulus Media, Inc. (Class A) (a)(b)	698	2,813
Dex Media, Inc. (a)(b)	164	1,568
DIRECTV (b)	4,450	385,014
Discovery Communications, Inc. (Series A) (b)	2,216	83,765
Discovery Communications, Inc. (Series C) (b)	2,216	82,613
DISH Network Corp. (Class A) (b)	1,871	120,829

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

DreamWorks Animation SKG, Inc. (Class A) (a)(b)	698	$19,035
Entercom Communications Corp. (Class A) (a)(b)	250	2,008
Entravision Communications Corp. (Class A)	492	1,948
Gannett Co., Inc.	2,058	61,061
Gray Television, Inc. (a)(b)	448	3,530
Harte-Hanks, Inc. (a)	359	2,287
John Wiley & Sons, Inc. (Class A)	404	22,668
Journal Communications, Inc. (Class A) (b)	401	3,380
Lamar Advertising Co. (Class A)	703	34,623
Liberty Media Corp. (Class A) (b)	908	42,839
Liberty Media Corp. (Class C) (b)	1,760	82,702
Lions Gate Entertainment Corp. (a)	732	24,134
Live Nation Entertainment, Inc. (b)	1,243	29,857
Loral Space & Communications, Inc. (b)	120	8,617
MDC Partners, Inc. (Class A)	321	6,160
Media General, Inc. (Class A) (a)(b)	164	2,150
Meredith Corp. (a)	328	14,038
Morningstar, Inc.	208	14,123
National CineMedia, Inc.	536	7,777
News Corp. (Class A) (b)	4,458	72,888
Nexstar Broadcasting Group, Inc. (Class A) (a)	240	9,701
Omnicom Group, Inc.	2,429	167,261
Regal Entertainment Group (Class A) (a)	732	14,552
Rentrak Corp. (a)(b)	76	4,631
Scholastic Corp. (a)	250	8,080
Scripps Networks Interactive, Inc. (Class A) (a)	992	77,465
Sinclair Broadcast Group, Inc. (Class A) (a)	612	15,967
Sirius XM Holdings, Inc. (a)(b)	27,717	96,732
Starz (Class A) (b)	1,073	35,495
The E.W. Scripps Co. (Class A) (b)	284	4,632
The Interpublic Group of Cos., Inc.	3,854	70,605
The Madison Square Garden Co. (Class A) (b)	530	35,044
The New York Times Co. (Class A) (a)	1,103	12,376
The Walt Disney Co.	15,762	1,403,291
Thomson Reuters Corp. (a)	3,344	121,755
Time Warner Cable, Inc.	2,505	359,443
Time Warner, Inc.	7,964	598,972
Time, Inc. (b)	1,023	23,969
Twenty-First Century Fox, Inc. (Class A)	17,073	585,433
Viacom, Inc. (Class B)	4,028	309,914
World Wrestling Entertainment, Inc. (Class A) (a)	240	3,305

		6,837,802

METALS & MINING — 0.6%
A.M. Castle & Co. (a)(b)	164	1,401
AK Steel Holding Corp. (a)(b)	1,183	9,476
Alcoa, Inc.	10,921	175,719
Allegheny Technologies, Inc.	946	35,097
Allied Nevada Gold Corp. (a)(b)	930	3,078
Carpenter Technology Corp.	404	18,241
Century Aluminum Co. (b)	443	11,505
Cliffs Natural Resources, Inc. (a)	1,395	14,480
Coeur Mines, Inc. (a)(b)	932	4,623
Commercial Metals Co.	1,062	18,128
Compass Minerals International, Inc.	284	23,935
Freeport-McMoRan, Inc.	9,319	304,265
Globe Specialty Metals, Inc.	568	10,332
Gold Resource Corp. (a)	284	1,454
Haynes International, Inc.	76	3,495
Hecla Mining Co.	2,971	7,368
Horsehead Holding Corp. (a)(b)	359	5,934
Kaiser Aluminum Corp. (a)	164	12,500
Materion Corp. (a)	208	6,379
Molycorp, Inc. (a)(b)	1,088	1,295
Newmont Mining Corp.	4,417	101,812
Nucor Corp.	2,863	155,404
Olympic Steel, Inc. (a)	76	1,563
Reliance Steel & Aluminum Co.	704	48,154
Royal Gold, Inc.	572	37,146
RTI International Metals, Inc. (a)(b)	284	7,003
Schnitzer Steel Industries, Inc. (Class A) (a)	256	6,157
Southern Copper Corp. (a)	1,430	42,399
Steel Dynamics, Inc.	1,989	44,971
Stillwater Mining Co. (a)(b)	1,060	15,932
SunCoke Energy, Inc. (b)	622	13,964
Tahoe Resources, Inc. (b)	776	15,753
TimkenSteel Corp.	397	18,456
United States Steel Corp.	1,288	50,451
Universal Stainless & Alloy Products, Inc. (b)	88	2,320
US Silica Holdings, Inc. (a)	492	30,755
Walter Energy, Inc. (a)	565	1,322
Worthington Industries, Inc.	456	16,972

		1,279,239

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	978	54,191
Ameren Corp.	2,189	83,904
Avista Corp. (a)	524	15,998
Black Hills Corp.	359	17,189
CenterPoint Energy, Inc.	3,834	93,818
CMS Energy Corp.	2,409	71,451
Consolidated Edison, Inc.	2,665	150,999
Dominion Resources, Inc.	5,291	365,555
DTE Energy Co.	1,593	121,195
Integrys Energy Group, Inc.	688	44,596
MDU Resources Group, Inc.	1,716	47,722
NiSource, Inc.	2,809	115,113
NorthWestern Corp.	372	16,874
PG&E Corp.	4,181	188,312
Public Service Enterprise Group, Inc.	4,545	169,256
SCANA Corp. (a)	1,268	62,906
Sempra Energy	2,404	253,334
TECO Energy, Inc.	1,967	34,186
Vectren Corp.	1,232	49,157
Wisconsin Energy Corp.	2,041	87,763

		2,043,519

MULTILINE RETAIL — 0.6%
Big Lots, Inc.	511	21,999

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Burlington Stores, Inc. (b)	240	$9,567
Dillard’s, Inc. (Class A) (a)	224	24,412
Dollar General Corp. (b)	2,938	179,541
Dollar Tree, Inc. (b)	1,999	112,084
Family Dollar Stores, Inc.	855	66,040
Fred’s, Inc. (Class A) (a)	328	4,592
J.C. Penney Co., Inc. (a)(b)	2,698	27,088
Kohl’s Corp.	2,035	124,196
Macy’s, Inc.	3,424	199,208
Nordstrom, Inc.	1,298	88,744
Sears Holdings Corp. (a)(b)	380	9,588
Target Corp.	5,815	364,484
The Bon-Ton Stores, Inc. (a)	120	1,003
Tuesday Morning Corp. (a)(b)	359	6,966

		1,239,512

OIL, GAS & CONSUMABLE FUELS — 7.2%
Abraxas Petroleum Corp. (b)	748	3,949
Adams Resources & Energy, Inc.	32	1,417
Alon USA Energy, Inc.	208	2,987
Alpha Natural Resources, Inc. (a)(b)	2,008	4,980
Anadarko Petroleum Corp.	4,571	463,682
Antero Resources Corp. (b)	516	28,323
Apache Corp.	3,538	332,112
Approach Resources, Inc. (a)(b)	310	4,495
Arch Coal, Inc. (a)	1,908	4,045
Athlon Energy, Inc. (b)	459	26,728
Bill Barrett Corp. (a)(b)	448	9,874
Bonanza Creek Energy, Inc. (b)	240	13,656
BPZ Resources, Inc. (a)(b)	1,086	2,074
Cabot Oil & Gas Corp.	3,766	123,111
Carrizo Oil & Gas, Inc. (b)	542	29,170
Cheniere Energy, Inc. (b)	2,164	173,185
Chesapeake Energy Corp.	5,188	119,272
Chevron Corp.	17,263	2,059,821
Cimarex Energy Co.	759	96,036
Clayton Williams Energy, Inc. (a)(b)	72	6,944
Clean Energy Fuels Corp. (a)(b)	612	4,774
Cloud Peak Energy, Inc. (b)	524	6,613
Cobalt International Energy, Inc. (b)	3,134	42,622
Comstock Resources, Inc. (a)	404	7,522
Concho Resources, Inc. (b)	1,016	127,396
ConocoPhillips	11,068	846,923
CONSOL Energy, Inc.	2,046	77,462
Contango Oil & Gas Co. (b)	108	3,590
Continental Resources, Inc. (a)(b)	718	47,733
CVR Energy, Inc. (a)	120	5,368
Delek US Holdings, Inc.	524	17,355
Denbury Resources, Inc.	3,321	49,915
Devon Energy Corp.	3,765	256,698
Diamondback Energy, Inc. (b)	372	27,818
Emerald Oil, Inc. (a)(b)	328	2,017
Energen Corp.	656	47,389
Energy XXI Bermuda, Ltd. (a)	2,255	25,594
EOG Resources, Inc.	4,933	488,466
EP Energy Corp. (Class A) (a)(b)	545	9,527
EQT Corp.	1,344	123,030
EXCO Resources, Inc. (a)	1,551	5,180
Exxon Mobil Corp.	39,030	3,670,771
Forest Oil Corp. (a)(b)	1,038	1,214
GasLog, Ltd.	250	5,503
Golar LNG, Ltd.	359	23,838
Goodrich Petroleum Corp. (a)(b)	232	3,438
Green Plains, Inc. (a)	250	9,348
Gulfport Energy Corp. (b)	812	43,361
Halcon Resources Corp. (a)(b)	1,878	7,437
Hess Corp.	2,686	253,344
HollyFrontier Corp.	1,844	80,546
Kinder Morgan, Inc.	5,947	228,008
Kodiak Oil & Gas Corp. (b)	2,359	32,012
Kosmos Energy, Ltd. (b)	896	8,924
Laredo Petroleum Holdings, Inc. (a)(b)	688	15,418
Magnum Hunter Resources Corp. (a)(b)	2,020	8,645
Marathon Oil Corp.	6,350	238,697
Marathon Petroleum Corp.	2,240	189,661
Matador Resources Co. (a)(b)	448	11,581
Murphy Oil Corp.	1,718	97,771
Newfield Exploration Co. (b)	1,226	45,448
Noble Energy, Inc.	3,286	224,631
Nordic American Tanker Shipping, Ltd. (a)	568	4,516
Northern Oil and Gas, Inc. (a)(b)	568	8,077
Oasis Petroleum, Inc. (a)(b)	978	40,890
Occidental Petroleum Corp.	7,220	694,203
ONEOK, Inc.	1,836	120,350
Panhandle Oil & Gas, Inc. (Class A) (a)	64	3,821
Parsley Energy, Inc. (Class A) (a)(b)	448	9,556
PBF Energy, Inc.	610	14,640
PDC Energy, Inc. (b)	370	18,607
Peabody Energy Corp. (a)	2,458	30,430
Penn Virginia Corp. (a)(b)	492	6,253
PetroQuest Energy, Inc. (b)	536	3,012
Phillips 66	5,281	429,398
Pioneer Natural Resources Co.	1,349	265,713
QEP Resources, Inc.	1,587	48,848
Quicksilver Resources, Inc. (a)(b)	460	277
Range Resources Corp.	1,482	100,494
Renewable Energy Group, Inc. (a)(b)	208	2,111
Resolute Energy Corp. (a)(b)	612	3,837
REX American Resources Corp. (b)	88	6,413
Rex Energy Corp. (a)(b)	402	5,093
Rice Energy, Inc. (b)	590	15,694
Rosetta Resources, Inc. (b)	524	23,349
RSP Permian, Inc. (a)(b)	385	9,841
Sanchez Energy Corp. (a)(b)	508	13,340
SandRidge Energy, Inc. (a)(b)	4,450	19,091
Scorpio Tankers, Inc. (a)	2,032	16,886
SemGroup Corp.(Class A)	359	29,894
Ship Finance International, Ltd. (a)	448	7,580
SM Energy Co.	579	45,162
Solazyme, Inc. (a)(b)	404	3,014
Southwestern Energy Co. (b)	3,172	110,861
Spectra Energy Corp.	6,000	235,560
Stone Energy Corp. (a)(b)	448	14,049
Swift Energy Co. (a)(b)	359	3,446
Synergy Resources Corp. (a)(b)	372	4,535
Targa Resources Corp.	372	50,655
Teekay Corp.	372	24,686
Tesoro Corp.	1,237	75,432
The Williams Cos., Inc.	6,827	377,874

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Triangle Petroleum Corp. (a)(b)	1,062	$11,693
Ultra Petroleum Corp. (a)(b)	1,384	32,192
VAALCO Energy, Inc. (a)(b)	536	4,556
Valero Energy Corp.	4,911	227,232
W&T Offshore, Inc. (a)	328	3,608
Warren Resources, Inc. (b)	656	3,477
Western Refining, Inc.	492	20,659
Whiting Petroleum Corp. (b)	1,060	82,203
World Fuel Services Corp. (a)	656	26,188
WPX Energy, Inc. (b)	1,803	43,380

		14,281,125

PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co. (b)	120	3,617
Clearwater Paper Corp. (b)	208	12,503
Deltic Timber Corp. (a)	76	4,736
Domtar Corp.	594	20,867
International Paper Co.	3,984	190,196
KapStone Paper and Packaging Corp. (b)	690	19,299
Louisiana-Pacific Corp. (a)(b)	1,287	17,490
Neenah Paper, Inc. (a)	120	6,418
P.H. Glatfelter Co.	359	7,880
Resolute Forest Products, Inc. (b)	612	9,572
Schweitzer-Mauduit International, Inc. (a)	284	11,732
Wausau Paper Corp.	448	3,553
Weyerhaeuser Co.	4,940	157,388

		465,251

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	3,907	49,228
Coty, Inc. (Class A) (a)	780	12,909
Elizabeth Arden, Inc. (a)(b)	250	4,185
Herbalife, Ltd. (a)	772	33,775
Inter Parfums, Inc. (a)	164	4,510
Medifast, Inc. (b)	120	3,940
Nu Skin Enterprises, Inc. (Class A) (a)	536	24,136
Revlon, Inc. (Class A) (a)(b)	76	2,409
The Estee Lauder Cos., Inc. (Class A)	2,081	155,492
The Female Health Co. (a)	208	726
USANA Health Sciences, Inc. (a)(b)	88	6,482

		297,792

PHARMACEUTICALS — 5.2%
AbbVie, Inc.	14,350	828,856
AcelRx Pharmaceuticals, Inc. (a)(b)	208	1,142
Actavis PLC (b)	2,285	551,325
Akorn, Inc. (a)(b)	536	19,441
Allergan, Inc.	2,784	496,081
Auxilium Pharmaceuticals, Inc. (a)(b)	455	13,582
AVANIR Pharmaceuticals, Inc. (Class A) (b)	1,311	15,627
Bristol-Myers Squibb Co.	14,876	761,354
DepoMed, Inc. (a)(b)	536	8,142
Eli Lilly & Co.	9,000	583,650
Endo International PLC (b)	1,237	84,537
Endocyte, Inc. (a)(b)	240	1,459
Horizon Pharma PLC (a)(b)	840	10,315
Hospira, Inc. (b)	1,489	77,473
Impax Laboratories, Inc. (b)	612	14,510
Jazz Pharmaceuticals PLC (b)	540	86,702
Johnson & Johnson	25,675	2,736,698
Lannett Co., Inc. (a)(b)	164	7,491
Mallinckrodt PLC (b)	1,057	95,288
Merck & Co., Inc.	26,620	1,578,034
Mylan, Inc. (b)	3,413	155,257
Nektar Therapeutics (a)(b)	1,042	12,577
Pacira Pharmaceuticals, Inc. (a)(b)	240	23,261
Perrigo Co. PLC	1,220	183,232
Pfizer, Inc.	57,980	1,714,469
Prestige Brands Holdings, Inc. (b)	448	14,502
Repros Therapeutics, Inc. (a)(b)	164	1,624
Sagent Pharmaceuticals, Inc. (a)(b)	164	5,100
Salix Pharmaceuticals, Ltd. (a)(b)	524	81,870
Sciclone Pharmaceuticals, Inc. (a)(b)	492	3,390
The Medicines Co. (a)(b)	704	15,713
TherapeuticsMD, Inc. (a)(b)	688	3,192
Theravance Biopharma, Inc. (b)	242	5,578
Theravance, Inc. (a)	824	14,082
VIVUS, Inc. (a)(b)	910	3,513
XenoPort, Inc. (a)(b)	359	1,931
Zoetis, Inc.	4,461	164,834

		10,375,832

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	448	6,935
Barrett Business Services, Inc. (a)	88	3,475
CBIZ, Inc. (a)(b)	372	2,928
CDI Corp.	120	1,742
CRA International, Inc. (b)	76	1,933
Dun & Bradstreet Corp.	366	42,994
Equifax, Inc.	1,087	81,242
Exponent, Inc. (a)	120	8,506
FTI Consulting, Inc. (b)	372	13,005
GP Strategies Corp. (b)	120	3,446
Heidrick & Struggles International, Inc.	164	3,369
Huron Consulting Group, Inc. (b)	208	12,682
ICF International, Inc. (b)	164	5,050
IHS, Inc. (Class A) (b)	623	77,993
Insperity, Inc.	208	5,687
Kelly Services, Inc. (Class A) (a)	240	3,761
Kforce, Inc. (a)	240	4,697
Korn/Ferry International (b)	448	11,155
Manpowergroup, Inc.	668	46,827
Mistras Group, Inc. (b)	120	2,448
Navigant Consulting, Inc. (a)(b)	448	6,232
Nielsen NV	2,524	111,889
On Assignment, Inc. (b)	404	10,847
Pendrell Corp. (b)	1,475	1,976
Resources Connection, Inc.	372	5,186
Robert Half International, Inc.	1,289	63,161
RPX Corp. (b)	284	3,899
The Advisory Board Co. (a)(b)	328	15,281
The Corporate Executive Board Co.	284	17,060
Towers Watson & Co. (Class A)	568	56,516
TrueBlue, Inc. (b)	372	9,397
Verisk Analytics, Inc. (Class A) (b)	1,464	89,143
VSE Corp.	44	2,157
WageWorks, Inc. (a)(b)	250	11,382

		744,001

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 3.4%
Acadia Realty Trust (a)	492	$13,569
AG Mortgage Investment Trust, Inc. (a)	240	4,272
Agree Realty Corp.	132	3,614
Alexander’s, Inc. (a)	44	16,452
Alexandria Real Estate Equities, Inc.	656	48,380
Altisource Residential Corp. (a)	548	13,152
American Assets Trust, Inc.	303	9,990
American Campus Communities, Inc.	955	34,810
American Capital Agency Corp.	3,470	73,738
American Capital Mortgage Investment Corp. (a)	536	10,088
American Homes 4 Rent (Class A)	1,246	21,045
American Realty Capital Healthcare Trust, Inc.	1,508	15,804
American Realty Capital Properties, Inc.	8,172	98,554
American Residential Properties, Inc. (a)(b)	120	2,201
American Tower Corp.	3,622	339,128
AmREIT, Inc.	164	3,767
Annaly Capital Management, Inc.	8,530	91,100
Anworth Mortgage Asset Corp.	1,311	6,280
Apartment Investment & Management Co. (Class A)	1,304	41,493
Apollo Commercial Real Estate Finance, Inc. (a)	329	5,169
Apollo Residential Mortgage, Inc.	284	4,382
Armada Hoffler Properties, Inc. (a)	164	1,489
ARMOUR Residential REIT, Inc. (a)	3,344	12,874
Ashford Hospitality Prime, Inc. (a)	72	1,097
Ashford Hospitality Trust, Inc. (a)	469	4,793
Associated Estates Realty Corp. (a)	448	7,844
AvalonBay Communities, Inc.	1,166	164,371
Aviv REIT, Inc. (a)	76	2,003
BioMed Realty Trust, Inc.	1,704	34,421
Boston Properties, Inc.	1,367	158,244
Brandywine Realty Trust	1,430	20,120
Brixmor Property Group, Inc.	680	15,137
Camden Property Trust	776	53,179
Campus Crest Communities, Inc. (a)	568	3,635
Capstead Mortgage Corp. (a)	852	10,428
CareTrust REIT, Inc. (b)	164	2,345
CBL & Associates Properties, Inc.	1,433	25,651
CBS Outdoor Americas, Inc.	1,244	37,245
Cedar Realty Trust, Inc.	663	3,912
Chambers Street Properties	2,195	16,528
Chatham Lodging Trust	164	3,785
Chesapeake Lodging Trust	448	13,059
Chimera Investment Corp.	9,265	28,166
Colony Financial, Inc. (a)	908	20,321
Columbia Property Trust, Inc.	1,148	27,403
Coresite Realty Corp. (a)	223	7,330
Corporate Office Properties Trust	783	20,139
Corrections Corp. of America (a)	1,016	34,910
Cousins Properties, Inc.	1,903	22,741
Crown Castle International Corp.	3,071	247,308
CubeSmart	1,180	21,216
CyrusOne, Inc.	164	3,943
CYS Investments, Inc. (a)	1,594	13,135
DCT Industrial Trust, Inc.	2,610	19,601
DDR Corp. (a)	2,909	48,668
DiamondRock Hospitality Co.	1,747	22,152
Digital Realty Trust, Inc. (a)	1,161	72,423
Douglas Emmett, Inc.	1,311	33,653
Duke Realty Corp.	2,894	49,719
DuPont Fabros Technology, Inc.	524	14,169
Dynex Capital, Inc. (a)	492	3,975
EastGroup Properties, Inc. (a)	240	14,542
Education Realty Trust, Inc.	1,016	10,444
Empire State Realty Trust, Inc. (Class A) (a)	1,055	15,846
EPR Properties	534	27,063
Equity Commonwealth	1,060	27,253
Equity Lifestyle Properties, Inc.	776	32,871
Equity One, Inc.	524	11,334
Equity Residential	3,251	200,197
Essex Property Trust, Inc.	562	100,457
Excel Trust, Inc.	404	4,755
Extra Space Storage, Inc.	998	51,467
Federal Realty Investment Trust	568	67,285
FelCor Lodging Trust, Inc.	1,146	10,727
First Industrial Realty Trust, Inc.	984	16,639
First Potomac Realty Trust	536	6,298
Franklin Street Properties Corp.	820	9,200
Gaming and Leisure Properties, Inc.	933	28,830
General Growth Properties, Inc.	5,342	125,804
Getty Realty Corp. (a)	250	4,250
Gladstone Commercial Corp. (a)	76	1,291
Glimcher Realty Trust	1,311	17,751
Government Properties Income Trust (a)	492	10,780
Gramercy Property Trust, Inc. (a)	524	3,018
Hatteras Financial Corp.	896	16,092
HCP, Inc.	4,062	161,302
Health Care REIT, Inc.	2,750	171,517
Healthcare Realty Trust, Inc.	1,034	24,485
Healthcare Trust of America, Inc. (Class A) (a)	2,119	24,580
Hersha Hospitality Trust	1,792	11,415
Highwoods Properties, Inc.	954	37,111
Home Properties, Inc.	568	33,080
Hospitality Properties Trust	1,495	40,141
Host Hotels & Resorts, Inc.	6,692	142,740
Hudson Pacific Properties, Inc.	359	8,853
Inland Real Estate Corp.	776	7,690
Invesco Mortgage Capital, Inc. (a)	1,224	19,241
Investors Real Estate Trust	894	6,884
Iron Mountain, Inc. (a)	1,515	49,465
iStar Financial, Inc. (a)(b)	783	10,571
Kilroy Realty Corp.	828	49,216
Kimco Realty Corp.	3,660	80,191
Kite Realty Group Trust	451	10,932
LaSalle Hotel Properties (a)	1,066	36,500
Lexington Realty Trust (a)	1,862	18,229
Liberty Property Trust	1,282	42,639
LTC Properties, Inc.	328	12,100
Mack-Cali Realty Corp. (a)	820	15,670
Medical Properties Trust, Inc. (a)	1,889	23,159
MFA Financial, Inc.	3,267	25,417

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc.	699	$45,889
Monmouth Real Estate Investment Corp.(Class A)	401	4,058
National Health Investors, Inc. (a)	330	18,856
National Retail Properties, Inc. (a)	1,051	36,333
New Residential Investment Corp.	2,284	13,316
New York Mortgage Trust, Inc. (a)	568	4,107
New York REIT, Inc. (a)	1,596	16,407
NorthStar Realty Finance Corp. (a)	1,627	28,749
OMEGA Healthcare Investors, Inc.	1,238	42,327
One Liberty Properties, Inc.	76	1,537
Parkway Properties, Inc.	790	14,836
Pebblebrook Hotel Trust	524	19,566
Pennsylvania Real Estate Investment Trust	622	12,403
PennyMac Mortgage Investment Trust	787	16,865
Piedmont Office Realty Trust, Inc. (Class A)	1,508	26,601
Plum Creek Timber Co., Inc.	1,579	61,597
Post Properties, Inc.	478	24,541
Potlatch Corp. (a)	372	14,958
ProLogis	4,503	169,763
PS Business Parks, Inc.	164	12,487
Public Storage	1,309	217,085
RAIT Financial Trust (a)	656	4,874
Ramco-Gershenson Properties Trust	524	8,515
Rayonier, Inc.	1,146	35,686
Realty Income Corp. (a)	1,990	81,172
Redwood Trust, Inc.	732	12,137
Regency Centers Corp.	830	44,679
Resource Capital Corp. (a)	1,146	5,581
Retail Opportunity Investments Corp. (a)	595	8,747
Retail Properties of America, Inc. (Class A)	2,120	31,016
RLJ Lodging Trust	1,107	31,516
Rouse Properties, Inc. (a)	208	3,363
Ryman Hospitality Properties (a)	402	19,015
Sabra Healthcare REIT, Inc.	328	7,977
Saul Centers, Inc.	88	4,113
Select Income REIT	164	3,944
Senior Housing Properties Trust	2,017	42,196
Silver Bay Realty Trust Corp. (a)	120	1,945
Simon Property Group, Inc.	2,799	460,212
SL Green Realty Corp. (a)	1,056	106,994
Sovran Self Storage, Inc.	284	21,118
Spirit Realty Capital, Inc.	3,926	43,068
STAG Industrial, Inc. (a)	359	7,435
Starwood Property Trust, Inc. (a)	1,946	42,734
Starwood Waypoint Residential Trust	367	9,546
Strategic Hotels & Resorts, Inc. (b)	2,208	25,723
Summit Hotel Properties, Inc.	568	6,123
Sun Communities, Inc.	328	16,564
Sunstone Hotel Investors, Inc.	2,005	27,709
Tanger Factory Outlet Centers, Inc.	811	26,536
Taubman Centers, Inc.	568	41,464
Terreno Realty Corp. (a)	164	3,088
The Geo Group, Inc.	656	25,072
The Macerich Co.	1,219	77,809
Two Harbors Investment Corp.	3,311	32,017
UDR, Inc.	2,235	60,904
Universal Health Realty Income Trust	76	3,168
Urstadt Biddle Properties, Inc. (Class A)	1,200	24,360
Ventas, Inc.	2,674	165,654
Vornado Realty Trust	1,682	168,133
Washington Prime Group, Inc.	1,399	24,455
Washington Real Estate Investment Trust (a)	612	15,533
Weingarten Realty Investors (a)	1,072	33,768
Western Asset Mortgage Capital Corp. (a)	261	3,858
Whitestone REIT (a)	164	2,286
WP Carey, Inc.	896	57,138

		6,718,668

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	359	12,913
Altisource Portfolio Solutions SA (a)(b)	120	12,096
CBRE Group, Inc. (b)	2,512	74,707
Consolidated-Tomoka Land Co. (a)	88	4,318
Forest City Enterprises, Inc. (Class A) (b)	1,430	27,971
Forestar Group, Inc. (b)	298	5,281
Jones Lang LaSalle, Inc.	362	45,735
Kennedy-Wilson Holdings, Inc.	787	18,856
Realogy Holdings Corp. (b)	1,300	48,360
Tejon Ranch Co. (a)(b)	120	3,365
The Howard Hughes Corp. (b)	372	55,800
The St. Joe Co. (a)(b)	595	11,858

		321,260

ROAD & RAIL — 1.1%
AMERCO, Inc.	88	23,046
ArcBest Corp. (a)	250	9,325
Avis Budget Group, Inc. (b)	956	52,475
Celadon Group, Inc.	208	4,046
Con-way, Inc.	500	23,750
CSX Corp.	9,183	294,407
Genesee & Wyoming, Inc. (Class A) (b)	491	46,797
Heartland Express, Inc. (a)	404	9,680
Hertz Global Holdings, Inc. (b)	4,043	102,652
J.B. Hunt Transport Services, Inc.	858	63,535
Kansas City Southern	996	120,715
Knight Transportation, Inc. (a)	536	14,681
Landstar System, Inc.	395	28,515
Marten Transport, Ltd.	250	4,452
Norfolk Southern Corp.	2,869	320,180
Old Dominion Freight Line, Inc. (b)	656	46,340
Patriot Transportation Holding, Inc. (a)(b)	88	2,985
Quality Distribution, Inc. (b)	208	2,658
Roadrunner Transportation Systems, Inc. (b)	164	3,738
Ryder Systems, Inc.	448	40,307
Saia, Inc. (b)	250	12,390
Swift Transportation Co. (b)	732	15,357
Union Pacific Corp.	8,142	882,756
Werner Enterprises, Inc. (a)	404	10,181

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

YRC Worldwide, Inc. (a)(b)	506	$10,282

		2,145,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (b)	372	6,990
Advanced Micro Devices, Inc. (a)(b)	5,262	17,943
Altera Corp.	2,862	102,402
Ambarella, Inc. (a)(b)	164	7,162
Amkor Technology, Inc. (b)	568	4,777
Analog Devices, Inc.	2,762	136,691
Applied Materials, Inc.	10,804	233,474
Applied Micro Circuits Corp. (a)(b)	612	4,284
Atmel Corp. (b)	3,879	31,342
Avago Technologies, Ltd.	2,195	190,965
Axcelis Technologies, Inc. (b)	984	1,958
Broadcom Corp. (Class A)	5,122	207,031
Brooks Automation, Inc.	612	6,432
Cabot Microelectronics Corp. (a)(b)	208	8,622
Cavium, Inc. (a)(b)	448	22,279
CEVA, Inc. (a)(b)	208	2,796
Cirrus Logic, Inc. (a)(b)	562	11,718
Cohu, Inc.	250	2,993
Cree, Inc. (b)	1,042	42,670
Cypress Semiconductor Corp. (a)(b)	1,309	12,926
Diodes, Inc. (b)	328	7,846
Entegris, Inc. (b)	1,268	14,582
Entropic Communications, Inc. (a)(b)	820	2,181
Exar Corp. (b)	372	3,329
Fairchild Semiconductor International, Inc. (a)(b)	1,146	17,797
First Solar, Inc. (a)(b)	658	43,303
Formfactor, Inc. (b)	492	3,528
Freescale Semiconductor, Ltd. (a)(b)	940	18,358
GT Advanced Technologies, Inc. (a)(b)	1,525	16,516
Inphi Corp. (b)	250	3,595
Integrated Device Technology, Inc. (b)	1,180	18,821
Integrated Silicon Solution, Inc.	240	3,298
Intel Corp.	45,237	1,575,152
International Rectifier Corp. (a)(b)	608	23,858
Intersil Corp. (Class A)	1,139	16,185
IXYS Corp.	250	2,625
KLA-Tencor Corp.	1,518	119,588
Kopin Corp. (a)(b)	568	1,931
Lam Research Corp.	1,446	108,016
Lattice Semiconductor Corp. (b)	1,016	7,620
Linear Technology Corp.	2,102	93,308
Marvell Technology Group, Ltd.	3,542	47,746
Maxim Integrated Products, Inc.	2,593	78,412
Micrel, Inc.	404	4,860
Microchip Technology, Inc. (a)	1,759	83,078
Micron Technology, Inc. (b)	9,614	329,376
Microsemi Corp. (b)	836	21,243
MKS Instruments, Inc.	480	16,022
Monolithic Power Systems, Inc.	328	14,448
Nanometrics, Inc. (a)(b)	208	3,141
NVE Corp. (a)(b)	44	2,840
NVIDIA Corp.	5,212	96,161
OmniVision Technologies, Inc. (a)(b)	492	13,018
ON Semiconductor Corp. (b)	4,073	36,413
PDF Solutions, Inc. (a)(b)	250	3,153
Peregrine Semiconductor Corp. (a)(b)	250	3,093
Photronics, Inc. (b)	524	4,218
PMC-Sierra, Inc. (b)	1,836	13,697
Power Integrations, Inc.	240	12,938
QuickLogic Corp. (a)(b)	2,852	8,528
Rambus, Inc. (a)(b)	995	12,418
RF Micro Devices, Inc. (a)(b)	2,535	29,254
Rudolph Technologies, Inc. (a)(b)	284	2,570
Semtech Corp. (b)	612	16,616
Silicon Image, Inc. (b)	688	3,468
Silicon Laboratories, Inc. (a)(b)	359	14,590
Skyworks Solutions, Inc.	1,715	99,556
Spansion, Inc. (Class A) (a)(b)	404	9,207
SunEdison, Inc. (a)(b)	2,642	49,881
SunPower Corp. (a)(b)	381	12,908
Synaptics, Inc. (a)(b)	284	20,789
Teradyne, Inc. (a)	1,697	32,905
Tessera Technologies, Inc.	492	13,077
Texas Instruments, Inc.	9,683	461,782
TriQuint Semiconductor, Inc. (b)	1,464	27,919
Ultratech, Inc. (a)(b)	240	5,460
Veeco Instruments, Inc. (a)(b)	372	13,001
Xcerra Corp. (b)	404	3,955
Xilinx, Inc.	2,355	99,734

		4,878,367

SOFTWARE — 3.9%
ACI Worldwide, Inc. (b)	1,060	19,886
Activision Blizzard, Inc.	4,412	91,726
Actuate Corp. (a)(b)	404	1,576
Adobe Systems, Inc. (b)	4,486	310,386
Advent Software, Inc. (a)	284	8,963
American Software, Inc. (Class A)	250	2,205
Ansys, Inc. (b)	863	65,303
Aspen Technology, Inc. (b)	863	32,552
Autodesk, Inc. (b)	2,026	111,633
AVG Technologies NV (b)	250	4,145
Blackbaud, Inc.	404	15,873
Bottomline Technologies, Inc. (a)(b)	372	10,264
BroadSoft, Inc. (a)(b)	240	5,050
CA, Inc.	2,951	82,451
Cadence Design Systems, Inc. (a)(b)	2,521	43,386
Callidus Software, Inc. (b)	328	3,943
Citrix Systems, Inc. (b)	1,678	119,709
CommVault Systems, Inc. (a)(b)	404	20,362
Compuware Corp.	1,955	20,743
Comverse, Inc. (b)	218	4,868
Concur Technologies, Inc. (b)	400	50,728
Ebix, Inc. (a)	284	4,027
Electronic Arts, Inc. (b)	2,722	96,930
Ellie Mae, Inc. (b)	250	8,150
EnerNOC, Inc. (a)(b)	250	4,240
EPIQ Systems, Inc.	284	4,987
ePlus, Inc. (b)	44	2,466
FactSet Research Systems, Inc. (a)	359	43,629
Fair Isaac Corp. (a)	328	18,073
FireEye, Inc. (a)(b)	788	24,081
FleetMatics Group PLC (a)(b)	164	5,002
Fortinet, Inc. (b)	1,224	30,924
Guidewire Software, Inc. (a)(b)	545	24,165
Imperva, Inc. (a)(b)	208	5,976
Infoblox, Inc. (b)	448	6,608

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Informatica Corp. (b)	984	$33,692
Interactive Intelligence Group (a)(b)	120	5,016
Intuit, Inc.	2,671	234,113
Jive Software, Inc. (a)(b)	372	2,169
Manhattan Associates, Inc. (a)(b)	826	27,605
Mentor Graphics Corp.	852	17,462
Microsoft Corp.	75,779	3,513,114
MicroStrategy, Inc. (b)	76	9,944
Monotype Imaging Holdings, Inc.	372	10,535
Netscout Systems, Inc. (b)	328	15,022
NetSuite, Inc. (a)(b)	328	29,369
Nuance Communications, Inc. (b)	2,377	36,642
Oracle Corp.	29,860	1,143,041
Pegasystems, Inc.	328	6,268
Progress Software Corp. (b)	492	11,764
Proofpoint, Inc. (a)(b)	208	7,725
PROS Holdings, Inc. (a)(b)	208	5,242
PTC, Inc. (b)	1,104	40,738
QLIK Technologies, Inc. (b)	776	20,983
Quality Systems, Inc. (a)	372	5,122
Qualys, Inc. (a)(b)	120	3,192
RealPage, Inc. (b)	404	6,262
Red Hat, Inc. (b)	1,744	97,926
Rovi Corp. (b)	898	17,731
Salesforce.com, Inc. (b)	5,491	315,897
SeaChange International, Inc. (a)(b)	284	1,977
ServiceNow, Inc. (b)	1,312	77,119
SolarWinds, Inc. (b)	568	23,884
Solera Holdings, Inc.	606	34,154
Splunk, Inc. (a)(b)	1,065	58,958
SS&C Technologies Holdings, Inc. (b)	536	23,525
Symantec Corp.	6,281	147,666
Synchronoss Technologies, Inc. (a)(b)	240	10,987
Synopsys, Inc. (b)	1,369	54,343
Tableau Software, Inc. (Class A) (a)(b)	372	27,026
Take-Two Interactive Software, Inc. (a)(b)	732	16,887
Tangoe, Inc. (a)(b)	284	3,848
The Ultimate Software Group, Inc. (a)(b)	240	33,962
TIBCO Software, Inc. (b)	1,464	34,594
TiVo, Inc. (b)	1,146	14,663
Tyler Technologies, Inc. (b)	284	25,106
Varonis Systems, Inc. (a)(b)	492	10,381
Vasco Data Security International (b)	240	4,507
Verint Systems, Inc. (b)	506	28,139
VirnetX Holding Corp. (a)(b)	359	2,154
VMware, Inc. (Class A) (a)(b)	731	68,597
Vringo, Inc. (a)(b)	612	578
Workday, Inc. (Class A) (a)(b)	812	66,990
Zynga, Inc. (Class A) (a)(b)	5,267	14,221

		7,705,850

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	698	16,975
Abercrombie & Fitch Co. (Class A) (a)	722	26,237
Advance Auto Parts, Inc.	627	81,698
Aeropostale, Inc. (a)(b)	708	2,329
America’s Car-Mart, Inc. (a)(b)	88	3,484
American Eagle Outfitters, Inc. (a)	1,692	24,568
ANN, Inc. (b)	404	16,617
Asbury Automotive Group, Inc. (b)	284	18,295
Ascena Retail Group, Inc. (b)	1,135	15,096
AutoNation, Inc. (b)	636	31,997
AutoZone, Inc. (b)	294	149,840
Barnes & Noble, Inc. (a)(b)	372	7,343
bebe stores, inc. (a)	328	761
Bed Bath & Beyond, Inc. (a)(b)	1,998	131,528
Best Buy Co., Inc.	2,472	83,034
Big 5 Sporting Goods Corp.	164	1,537
Brown Shoe Co., Inc.	359	9,740
Cabela’s, Inc. (a)(b)	804	47,356
CarMax, Inc. (a)(b)	2,042	94,851
Chico’s FAS, Inc.	1,488	21,978
Christopher & Banks Corp. (b)	328	3,244
Citi Trends, Inc. (b)	120	2,652
Conn’s, Inc. (a)(b)	208	6,296
CST Brands, Inc.	548	19,701
Destination Maternity Corp.	120	1,853
Destination XL Group, Inc. (a)(b)	359	1,694
Dick’s Sporting Goods, Inc. (a)	900	39,492
DSW, Inc. (Class A)	656	19,752
Express, Inc. (b)	776	12,113
Five Below, Inc. (a)(b)	492	19,488
Foot Locker, Inc.	1,373	76,407
Francesca’s Holdings Corp. (a)(b)	359	5,001
GameStop Corp. (Class A) (a)	1,049	43,219
Genesco, Inc. (a)(b)	185	13,829
GNC Holdings, Inc. (Class A)	852	33,006
Group 1 Automotive, Inc. (a)	208	15,124
Guess?, Inc.	524	11,512
Haverty Furniture Cos., Inc.	208	4,532
hhgregg, Inc. (a)(b)	120	757
Hibbett Sports, Inc. (a)(b)	250	10,658
Kirkland’s, Inc. (a)(b)	120	1,933
L Brands, Inc.	2,175	145,682
Lithia Motors, Inc. (Class A)	208	15,744
Lowe’s Cos., Inc.	9,347	494,643
Lumber Liquidators Holdings, Inc. (a)(b)	240	13,771
MarineMax, Inc. (a)(b)	250	4,213
Mattress Firm Holding Corp. (a)(b)	120	7,207
Monro Muffler Brake, Inc. (a)	284	13,783
Murphy USA, Inc. (b)	429	22,763
O’Reilly Automotive, Inc. (b)	973	146,300
Office Depot, Inc. (b)	5,576	28,661
Outerwall, Inc. (a)(b)	240	13,464
Penske Automotive Group, Inc.	359	14,572
Pep Boys-Manny, Moe & Jack (b)	492	4,384
PetSmart, Inc.	968	67,847
Pier 1 Imports, Inc. (a)	832	9,892
Rent-A-Center, Inc. (a)	531	16,116
Restoration Hardware Holdings, Inc. (a)(b)	284	22,592
Ross Stores, Inc.	2,075	156,829
Sally Beauty Holdings, Inc. (b)	1,508	41,274
Sears Hometown and Outlet Stores, Inc. (b)	88	1,364
Select Comfort Corp. (b)	536	11,213
Shoe Carnival, Inc.	120	2,137
Signet Jewelers, Ltd.	732	83,382

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Sonic Automotive, Inc. (Class A)	1,172	$28,726
Stage Stores, Inc.	284	4,859
Staples, Inc. (a)	5,974	72,285
Stein Mart, Inc. (a)	1,940	22,407
The Buckle, Inc. (a)	240	10,894
The Cato Corp. (Class A)	240	8,270
The Children’s Place, Inc. (a)	208	9,913
The Container Store Group, Inc. (b)	130	2,830
The Finish Line, Inc. (Class A)	448	11,213
The Gap, Inc.	2,504	104,392
The Home Depot, Inc.	12,341	1,132,163
The Men’s Wearhouse, Inc. (a)	431	20,352
Tiffany & Co.	970	93,421
Tile Shop Holdings, Inc. (a)(b)	164	1,517
TJX Cos., Inc.	6,566	388,510
Tractor Supply Co.	1,309	80,517
Ulta Salon Cosmetics & Fragrance, Inc. (b)	568	67,121
Urban Outfitters, Inc. (a)(b)	996	36,553
Vitamin Shoppe, Inc. (b)	240	10,654
West Marine, Inc. (b)	164	1,476
Williams-Sonoma, Inc.	900	59,913
Zumiez, Inc. (a)(b)	208	5,845

		4,639,191

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a)(b)	896	41,548
Apple, Inc.	54,913	5,532,485
Cray, Inc. (a)(b)	372	9,761
Diebold, Inc. (a)	568	20,062
Electronics for Imaging, Inc. (b)	404	17,845
EMC Corp.	19,078	558,222
Hewlett-Packard Co.	17,006	603,203
Immersion Corp. (a)(b)	240	2,059
Lexmark International, Inc. (Class A) (a)	561	23,843
NCR Corp. (b)	1,498	50,048
NetApp, Inc.	3,239	139,147
QLogic Corp. (b)	774	7,090
Quantum Corp. (b)	1,923	2,231
SanDisk Corp.	2,030	198,839
Silicon Graphics International Corp. (a)(b)	284	2,621
Stratasys, Ltd. (a)(b)	450	54,351
Super Micro Computer, Inc. (b)	284	8,355
Western Digital Corp.	1,964	191,136

		7,462,846

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	571	44,264
Coach, Inc.	2,538	90,378
Columbia Sportswear Co. (a)	240	8,587
Crocs, Inc. (b)	824	10,366
Deckers Outdoor Corp. (a)(b)	328	31,875
Fossil Group, Inc. (b)	494	46,387
G-III Apparel Group, Ltd. (b)	164	13,589
Hanesbrands, Inc.	892	95,836
Iconix Brand Group, Inc. (a)(b)	502	18,544
Kate Spade & Co. (a)(b)	1,248	32,735
Michael Kors Holdings, Ltd. (b)	1,792	127,931
Movado Group, Inc.	164	5,422
NIKE, Inc. (Class B)	6,455	575,786
Oxford Industries, Inc.	120	7,319
Perry Ellis International, Inc. (a)(b)	76	1,547
PVH Corp.	732	88,682
Quiksilver, Inc. (a)(b)	1,157	1,990
Ralph Lauren Corp.	524	86,318
Skechers U.S.A., Inc. (b)	372	19,831
Steven Madden, Ltd. (b)	1,131	36,452
Tumi Holdings, Inc. (a)(b)	404	8,221
Under Armour, Inc. (Class A) (b)	1,476	101,992
Unifi, Inc. (b)	120	3,108
V.F. Corp.	3,192	210,768
Vera Bradley, Inc. (b)	208	4,301
Wolverine World Wide, Inc. (a)	864	21,652

		1,693,881

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	806	9,986
Bank Mutual Corp.	404	2,590
Beneficial Mutual Bancorp, Inc. (b)	284	3,629
Berkshire Hills Bancorp, Inc.	249	5,849
BofI Holding, Inc. (a)(b)	76	5,526
Brookline Bancorp, Inc.	656	5,609
Capitol Federal Financial, Inc. (a)	1,344	15,886
Charter Financial Corp.	208	2,226
Dime Community Bancshares	284	4,090
Essent Group, Ltd. (a)(b)	360	7,708
EverBank Financial Corp. (a)	688	12,150
Federal Agricultural Mortgage Corp. (Class C) (a)	76	2,443
First Defiance Financial Corp.	76	2,053
Flagstar Bancorp, Inc. (b)	208	3,501
Fox Chase Bancorp, Inc. (a)	76	1,240
Franklin Financial Corp. (a)(b)	76	1,414
Home Loan Servicing Solutions, Ltd. (a)	834	17,672
HomeStreet, Inc. (a)	120	2,051
Hudson City Bancorp, Inc.	4,738	46,053
MGIC Investment Corp. (a)(b)	2,819	22,016
Nationstar Mortgage Holdings, Inc. (a)(b)	208	7,122
New York Community Bancorp, Inc. (a)	3,983	63,210
Northfield Bancorp, Inc.	536	7,300
Northwest Bancshares, Inc. (a)	863	10,442
OceanFirst Financial Corp.	117	1,861
Ocwen Financial Corp. (a)(b)	940	24,609
Oritani Financial Corp.	404	5,692
PennyMac Financial Services, Inc. (Class A) (b)	120	1,758
People’s United Financial, Inc. (a)	2,970	42,976
Provident Financial Services, Inc.	524	8,578
Radian Group, Inc. (a)	1,537	21,918
Territorial Bancorp, Inc. (a)	76	1,542
TFS Financial Corp.	688	9,852
TrustCo Bank Corp. NY	849	5,468
United Financial Bancorp, Inc.	1,047	13,286
Walker & Dunlop, Inc. (a)(b)	164	2,180
Washington Federal, Inc.	940	19,138
WSFS Financial Corp.	88	6,302

		426,926

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TOBACCO — 1.2%
Alliance One International, Inc. (a)(b)	776	$1,529
Altria Group, Inc.	18,237	837,808
Lorillard, Inc.	3,400	203,694
Philip Morris International, Inc.	14,292	1,191,953
Reynolds American, Inc.	2,811	165,849
Universal Corp.	250	11,097
Vector Group, Ltd. (a)	580	12,855

		2,424,785

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Aceto Corp.	240	4,637
Air Lease Corp.	896	29,120
Aircastle, Ltd.	612	10,012
Applied Industrial Technologies, Inc.	359	16,388
Beacon Roofing Supply, Inc. (b)	1,248	31,799
CAI International, Inc. (b)	164	3,173
DXP Enterprises, Inc. (b)	76	5,600
Fastenal Co.	2,626	117,907
GATX Corp. (a)	404	23,582
H&E Equipment Services, Inc.	240	9,667
HD Supply Holdings, Inc. (b)	733	19,982
Houston Wire & Cable Co.	164	1,965
Kaman Corp. (a)	205	8,057
MRC Global, Inc. (b)	732	17,070
MSC Industrial Direct Co., Inc. (Class A)	404	34,526
NOW, Inc. (a)(b)	948	28,829
Rush Enterprises, Inc. (Class A) (b)	328	10,972
TAL International Group, Inc. (b)	284	11,715
Textainer Group Holdings, Ltd.	208	6,473
Titan Machinery, Inc. (a)(b)	164	2,130
United Rentals, Inc. (b)	863	95,879
Veritiv Corp. (b)	68	3,404
W.W. Grainger, Inc.	538	135,388
Watsco, Inc.	250	21,545
WESCO International, Inc. (a)(b)	359	28,095

		677,915

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (b)	372	6,473

WATER UTILITIES — 0.1%
American States Water Co. (a)	328	9,978
American Water Works Co., Inc.	1,583	76,348
Aqua America, Inc. (a)	1,582	37,224
Artesian Resources Corp. (Class A)	62	1,249
California Water Service Group	404	9,066
Connecticut Water Service, Inc.	98	3,185
SJW Corp.	120	3,224

		140,274

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Leap Wireless International, Inc. (b)(e)	1,438	3,624
NTELOS Holdings Corp. (a)	120	1,277
SBA Communications Corp. (Class A) (b)	1,142	126,648
Shenandoah Telecommunications Co. (a)	250	6,202
Spok Holdings, Inc.	208	2,706
Sprint Corp. (a)(b)	8,295	52,590
T-Mobile US, Inc. (b)	2,378	68,653
Telephone & Data Systems, Inc.	861	20,629
US Cellular Corp. (a)(b)	120	4,258

		286,587

TOTAL COMMON STOCKS —
(Cost $162,906,506)		198,117,380

RIGHTS — 0.0% (d)
PHARMACEUTICALS — 0.0% (d)
Furiex Pharmaceuticals (CRV) (expiring 7/2/16) (b)(e) (Cost $1,954)	200	1,954

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	10,654,198	10,654,198
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	204,727	204,727

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,858,925)		10,858,925

TOTAL INVESTMENTS — 105.2% (i)
(Cost $173,767,385)		208,978,259
OTHER ASSETS & LIABILITIES — (5.2)%		(10,417,122)

NET ASSETS — 100.0%		$198,561,137

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CRV = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Alliant Techsystems, Inc.	77	$9,828
BE Aerospace, Inc. (a)	249	20,901
Exelis, Inc.	472	7,807
General Dynamics Corp.	756	96,080
Hexcel Corp. (a)(b)	252	10,004
Honeywell International, Inc.	1,978	184,191
Huntington Ingalls Industries, Inc.	121	12,609
L-3 Communications Holdings, Inc.	235	27,946
Lockheed Martin Corp.	693	126,667
Northrop Grumman Corp.	545	71,809
Precision Castparts Corp.	369	87,409
Raytheon Co.	727	73,878
Rockwell Collins, Inc.	337	26,455
Spirit Aerosystems Holdings, Inc. (Class A) (a)	296	11,266
Textron, Inc.	722	25,985
The Boeing Co.	1,837	233,997
TransDigm Group, Inc.	128	23,594
Triumph Group, Inc.	132	8,587
United Technologies Corp.	2,308	243,725
Vectrus, Inc. (a)	26	512

		1,303,250

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	399	26,462
Expeditors International of Washington, Inc.	513	20,817
FedEx Corp.	746	120,442
United Parcel Service, Inc. (Class B)	1,812	178,101

		345,822

AIRLINES — 0.6%
Alaska Air Group, Inc. (b)	352	15,326
American Airlines Group, Inc.	1,864	66,135
Copa Holdings SA (Class A) (b)	88	9,441
Delta Air Lines, Inc.	2,146	77,578
Southwest Airlines Co.	1,802	60,854
Spirit Airlines, Inc. (a)	217	15,003
United Continental Holdings, Inc. (a)	928	43,421

		287,758

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	603	31,724
Gentex Corp. (b)	364	9,744
Johnson Controls, Inc.	1,742	76,648
Lear Corp.	193	16,677
The Goodyear Tire & Rubber Co.	615	13,890
TRW Automotive Holdings Corp. (a)	278	28,147
Visteon Corp. (a)	119	11,573

		188,403

AUTOMOBILES — 0.7%
Ford Motor Co.	9,696	143,404
General Motors Co.	4,040	129,038
Harley-Davidson, Inc.	580	33,756
Tesla Motors, Inc. (a)(b)	241	58,486
Thor Industries, Inc.	111	5,716

		370,400

BANKS — 5.6%
Associated Banc-Corp. (b)	417	7,264
Bank of America Corp.	26,474	451,382
Bank of Hawaii Corp. (b)	110	6,249
BankUnited, Inc.	173	5,275
BB&T Corp.	1,762	65,564
BOK Financial Corp. (b)	57	3,789
CIT Group, Inc.	469	21,555
Citigroup, Inc.	7,654	396,630
City National Corp. (b)	121	9,156
Comerica, Inc.	474	23,634
Commerce Bancshares, Inc. (b)	207	9,241
Cullen/Frost Bankers, Inc. (b)	143	10,941
East West Bancorp, Inc.	341	11,594
Fifth Third Bancorp	2,194	43,924
First Horizon National Corp. (b)	602	7,393
First Niagara Financial Group, Inc.	890	7,414
First Republic Bank	293	14,468
Fulton Financial Corp. (b)	493	5,462
Huntington Bancshares, Inc.	2,104	20,472
JPMorgan Chase & Co.	9,511	572,943
KeyCorp	2,298	30,632
M&T Bank Corp. (b)	323	39,823
PacWest Bancorp	223	9,194
PNC Financial Services Group, Inc.	1,332	113,993
Popular, Inc. (a)	264	7,771
Regions Financial Corp.	3,543	35,572
Signature Bank (a)	122	13,671
SunTrust Banks, Inc. (b)	1,370	52,101
SVB Financial Group (a)	108	12,106
Synovus Financial Corp.	396	9,361
TCF Financial Corp.	408	6,336
U.S. Bancorp	4,314	180,455
Wells Fargo & Co.	12,077	626,434
Zions Bancorporation	465	13,513

		2,845,312

BEVERAGES — 1.9%
Brown-Forman Corp. (Class B)	379	34,193
Coca-Cola Enterprises, Inc.	665	29,499
Constellation Brands, Inc. (Class A) (a)	391	34,080
Dr. Pepper Snapple Group, Inc.	507	32,605
Molson Coors Brewing Co. (Class B)	345	25,682
Monster Beverage Corp. (a)	343	31,443
PepsiCo, Inc.	3,777	351,601
The Coca-Cola Co.	9,996	426,429

		965,532

BIOTECHNOLOGY — 2.8%
Alexion Pharmaceuticals, Inc. (a)	488	80,920
Alkermes PLC (a)(b)	323	13,847
Alnylam Pharmaceuticals, Inc. (a)	115	8,982
Amgen, Inc.	1,925	270,386
Biogen Idec, Inc. (a)	600	198,486
BioMarin Pharmaceutical, Inc. (a)	344	24,823
Celgene Corp. (a)	1,996	189,181
Cubist Pharmaceuticals, Inc. (a)(b)	167	11,079
Gilead Sciences, Inc. (a)	3,901	415,261
Incyte Corp. (a)(b)	363	17,805
Intercept Pharmaceuticals, Inc. (a)	33	7,811
Medivation, Inc. (a)	204	20,169
Myriad Genetics, Inc. (a)(b)	197	7,598
Pharmacyclics, Inc. (a)(b)	152	17,849
Regeneron Pharmaceuticals, Inc. (a)(b)	202	72,825

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Seattle Genetics, Inc. (a)(b)	248	$9,221
United Therapeutics Corp. (a)(b)	121	15,567
Vertex Pharmaceuticals, Inc. (a)	594	66,712

		1,448,522

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp. (b)	197	9,314
Allegion PLC	248	11,815
Armstrong World Industries, Inc. (a)(b)	70	3,920
Fortune Brands Home & Security, Inc.	406	16,691
Lennox International, Inc.	131	10,070
Masco Corp.	899	21,504
Owens Corning	314	9,969
USG Corp. (a)(b)	221	6,075

		89,358

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)	131	26,247
Ameriprise Financial, Inc.	504	62,184
Artisan Partners Asset Management, Inc.	36	1,874
BlackRock, Inc.	330	108,346
E*TRADE Financial Corp. (a)	716	16,174
Eaton Vance Corp. (b)	307	11,583
Federated Investors, Inc. (Class B) (b)	232	6,812
Franklin Resources, Inc.	1,019	55,648
Invesco, Ltd.	1,113	43,941
Lazard, Ltd. (Class A)	316	16,021
Legg Mason, Inc. (b)	289	14,785
LPL Investment Holdings, Inc.	248	11,420
Morgan Stanley	3,824	132,196
Northern Trust Corp.	597	40,614
NorthStar Asset Management Group, Inc. (a)	442	8,142
Raymond James Financial, Inc.	305	16,342
SEI Investments Co.	357	12,909
State Street Corp. (c)	1,041	76,628
T. Rowe Price Group, Inc.	656	51,430
TD Ameritrade Holding Corp. (b)	593	19,788
The Bank of New York Mellon Corp.	2,910	112,704
The Charles Schwab Corp.	2,765	81,263
The Goldman Sachs Group, Inc.	1,143	209,821
Waddell & Reed Financial, Inc. (Class A)	220	11,372

		1,148,244

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	529	68,865
Airgas, Inc. (b)	167	18,479
Albemarle Corp. (b)	221	13,017
Ashland, Inc.	213	22,173
Cabot Corp.	165	8,377
Celanese Corp. (Series A) (b)	392	22,940
CF Industries Holdings, Inc.	133	37,136
Cytec Industries, Inc.	216	10,215
E. I. du Pont de Nemours & Co. (b)	2,304	165,335
Eastman Chemical Co.	391	31,628
Ecolab, Inc.	653	74,984
FMC Corp.	344	19,673
Huntsman Corp.	449	11,669
International Flavors & Fragrances, Inc.	208	19,943
LyondellBasell Industries NV (Class A)	1,130	122,786
Monsanto Co.	1,335	150,201
NewMarket Corp. (b)	22	8,382
Platform Specialty Products Corp. (a)	220	5,504
PPG Industries, Inc.	358	70,433
Praxair, Inc.	739	95,331
Rayonier Advanced Materials, Inc. (b)	103	3,390
Rockwood Holdings, Inc.	213	16,284
RPM International, Inc.	333	15,245
Sigma-Aldrich Corp.	311	42,299
The Dow Chemical Co.	3,031	158,946
The Mosaic Co.	830	36,860
The Scotts Miracle-Gro Co. (Class A) (b)	110	6,050
The Sherwin-Williams Co.	218	47,740
Valspar Corp.	220	17,378
W.R. Grace & Co. (a)	185	16,824
Westlake Chemical Corp.	101	8,746

		1,346,833

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	258	18,212
Clean Harbors, Inc. (a)(b)	154	8,304
Copart, Inc. (a)	283	8,862
Covanta Holding Corp. (b)	263	5,581
KAR Auction Services, Inc.	400	11,452
Pitney Bowes, Inc. (b)	505	12,620
R.R. Donnelley & Sons Co. (b)	454	7,473
Republic Services, Inc.	673	26,260
Rollins, Inc. (b)	167	4,890
Stericycle, Inc. (a)	212	24,711
The ADT Corp. (b)	436	15,460
Tyco International, Ltd.	1,206	53,751
Waste Connections, Inc. (b)	311	15,090
Waste Management, Inc. (b)	1,166	55,420

		268,086

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (a)	329	9,329
Brocade Communications Systems, Inc. (b)	1,108	12,044
Cisco Systems, Inc.	12,962	326,253
CommScope Holding Co., Inc. (a)	114	2,726
EchoStar Corp. (Class A) (a)	100	4,876
F5 Networks, Inc. (a)	207	24,579
Harris Corp.	273	18,127
JDS Uniphase Corp. (a)	582	7,450
Juniper Networks, Inc.	1,276	28,263
Motorola Solutions, Inc.	600	37,968
Palo Alto Networks, Inc. (a)	148	14,519
QUALCOMM, Inc.	4,229	316,202
Riverbed Technology, Inc. (a)(b)	407	7,548

		809,884

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)(b)	263	8,876
Chicago Bridge & Iron Co. NV (b)	273	15,793
Fluor Corp.	405	27,050
Foster Wheeler AG	223	7,051
Jacobs Engineering Group, Inc. (a)	325	15,867
KBR, Inc. (b)	392	7,381
Quanta Services, Inc. (a)	505	18,327
URS Corp. (b)	188	10,831

		111,176

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	122	$12,423
Martin Marietta Materials, Inc. (b)	107	13,797
Vulcan Materials Co.	352	21,201

		47,421

CONSUMER FINANCE — 0.9%
Ally Financial, Inc. (a)	662	15,319
American Express Co.	2,267	198,453
Capital One Financial Corp.	1,463	119,410
Discover Financial Services	1,228	79,071
Navient Corp.	1,110	19,658
Santander Consumer USA Holdings, Inc. (b)	180	3,206
SLM Corp.	1,110	9,501

		444,618

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (b)	165	10,016
Avery Dennison Corp. (b)	227	10,136
Ball Corp.	370	23,410
Bemis Co., Inc. (b)	266	10,113
Crown Holdings, Inc. (a)	365	16,250
Greif, Inc. (Class A)	77	3,373
MeadWestvaco Corp.	446	18,259
Owens-Illinois, Inc. (a)	415	10,811
Packaging Corp. of America	254	16,210
Rock-Tenn Co. (Class A)	372	17,700
Sealed Air Corp.	535	18,661
Silgan Holdings, Inc. (b)	110	5,170
Sonoco Products Co.	253	9,940

		170,049

DISTRIBUTORS — 0.1%
Genuine Parts Co.	387	33,944
LKQ Corp. (a)(b)	756	20,102

		54,046

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc. (a)(b)	240	6,036
DeVry Education Group, Inc. (b)	153	6,550
Graham Holdings Co. (Class B)	11	7,695
H&R Block, Inc.	680	21,087
Service Corp. International (b)	529	11,183

		52,551

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. (Class B) (a)	4,576	632,129
CBOE Holdings, Inc. (b)	220	11,776
CME Group, Inc.	799	63,884
FNFV Group (a)	235	3,234
Interactive Brokers Group, Inc. (Class A) (b)	122	3,044
Intercontinental Exchange, Inc.	289	56,369
Leucadia National Corp.	804	19,167
McGraw Hill Financial, Inc.	697	58,862
Moody’s Corp. (b)	491	46,399
MSCI, Inc. (Class A) (a)	310	14,576
The NASDAQ OMX Group, Inc. (b)	304	12,896
Voya Financial, Inc.	433	16,930

		939,266

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	13,046	459,741
CenturyLink, Inc.	1,435	58,677
Frontier Communications Corp. (b)	2,658	17,304
Level 3 Communications, Inc. (a)	418	19,115
tw telecom, Inc. (a)	322	13,398
Verizon Communications, Inc.	10,493	524,545
Windstream Holdings, Inc.	1,483	15,987

		1,108,767

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	1,223	63,853
Duke Energy Corp.	1,770	132,343
Edison International	823	46,022
Entergy Corp. (b)	462	35,726
Exelon Corp. (b)	2,152	73,362
FirstEnergy Corp.	1,052	35,316
Great Plains Energy, Inc. (b)	383	9,257
Hawaiian Electric Industries, Inc. (b)	243	6,452
ITC Holdings Corp.	393	14,003
NextEra Energy, Inc.	1,073	100,733
Northeast Utilities (b)	786	34,820
OGE Energy Corp.	498	18,481
Pepco Holdings, Inc.	573	15,333
Pinnacle West Capital Corp.	266	14,534
PPL Corp.	1,629	53,496
The Southern Co. (b)	2,194	95,768
Westar Energy, Inc. (b)	282	9,622
Xcel Energy, Inc. (b)	1,282	38,973

		798,094

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc. (b)	110	12,948
AMETEK, Inc.	627	31,482
Eaton Corp. PLC	1,189	75,347
Emerson Electric Co.	1,795	112,331
Hubbell, Inc. (Class B)	144	17,356
Regal-Beloit Corp. (b)	110	7,068
Rockwell Automation, Inc.	348	38,238
SolarCity Corp. (a)(b)	60	3,576
The Babcock & Wilcox Co.	285	7,892

		306,238

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	397	39,644
Arrow Electronics, Inc. (a)	262	14,502
Avnet, Inc.	345	14,318
AVX Corp.	121	1,607
CDW Corp.	120	3,726
Corning, Inc.	3,201	61,907
Dolby Laboratories, Inc. (Class A) (a)(b)	111	4,639
FLIR Systems, Inc.	363	11,376
Ingram Micro, Inc. (Class A) (a)	386	9,963
IPG Photonics Corp. (a)(b)	78	5,365
Jabil Circuit, Inc.	505	10,186
Knowles Corp. (a)(b)	217	5,751
Mettler-Toledo International, Inc. (a)	80	20,490
National Instruments Corp. (b)	254	7,856
Tech Data Corp. (a)(b)	99	5,827
Trimble Navigation, Ltd. (a)	641	19,550
Vishay Intertechnology, Inc. (b)	331	4,730

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (a)	132	$9,368

		250,805

ENERGY EQUIPMENT & SERVICES — 1.7%
Atwood Oceanics, Inc. (a)	145	6,335
Baker Hughes, Inc.	1,118	72,737
Cameron International Corp. (a)	532	35,314
Diamond Offshore Drilling, Inc. (b)	175	5,997
Dresser-Rand Group, Inc. (a)	202	16,616
Dril-Quip, Inc. (a)	99	8,851
FMC Technologies, Inc. (a)	589	31,988
Frank’s International NV (b)	108	2,020
Halliburton Co.	2,119	136,697
Helmerich & Payne, Inc. (b)	242	23,684
Nabors Industries, Ltd.	764	17,389
National Oilwell Varco, Inc.	1,084	82,492
Oceaneering International, Inc.	271	17,661
Oil States International, Inc. (a)	132	8,171
Patterson-UTI Energy, Inc.	373	12,134
Rowan Cos. PLC (Class A)	281	7,112
RPC, Inc. (b)	152	3,338
Schlumberger, Ltd.	3,271	332,628
Seadrill, Ltd. (b)	889	23,790
Seventy Seven Energy, Inc. (a)(b)	102	2,421
Superior Energy Services, Inc.	422	13,871
Tidewater, Inc. (b)	121	4,723
Unit Corp. (a)	121	7,097

		873,066

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	1,096	137,351
CVS Health Corp.	2,957	235,348
Rite Aid Corp. (a)	2,424	11,732
Safeway, Inc.	598	20,511
Sprouts Farmers Market, Inc. (a)(b)	272	7,907
Sysco Corp.	1,489	56,508
The Kroger Co.	1,281	66,612
Wal-Mart Stores, Inc.	3,967	303,356
Walgreen Co.	2,380	141,063
Whole Foods Market, Inc. (b)	931	35,480

		1,015,868

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,657	84,673
Bunge, Ltd.	370	31,165
Campbell Soup Co. (b)	448	19,143
ConAgra Foods, Inc.	1,061	35,055
Flowers Foods, Inc. (b)	466	8,556
General Mills, Inc.	1,612	81,325
Hain Celestial Group, Inc. (a)(b)	112	11,463
Hormel Foods Corp.	336	17,267
Ingredion, Inc. (b)	199	15,082
Kellogg Co.	633	38,993
Keurig Green Mountain, Inc. (b)	376	48,929
Kraft Foods Group, Inc.	1,489	83,980
McCormick & Co., Inc. (b)	329	22,010
Mead Johnson Nutrition Co.	513	49,361
Mondelez International, Inc. (Class A)	4,278	146,586
Pilgrim’s Pride Corp. (a)(b)	160	4,890
Pinnacle Foods, Inc.	93	3,036
The Hershey Co.	379	36,168
The J.M. Smucker Co.	271	26,826
Tyson Foods, Inc. (Class A)	699	27,520
WhiteWave Foods Co. (Class A) (a)	360	13,079

		805,107

GAS UTILITIES — 0.1%
AGL Resources, Inc. (b)	299	15,351
Atmos Energy Corp. (b)	233	11,114
National Fuel Gas Co. (b)	173	12,108
Questar Corp.	464	10,343
UGI Corp.	426	14,522

		63,438

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	3,799	158,000
Alere, Inc. (a)	209	8,105
Align Technology, Inc. (a)(b)	219	11,318
Baxter International, Inc.	1,363	97,822
Becton, Dickinson and Co.	490	55,767
Boston Scientific Corp. (a)	3,379	39,906
C.R. Bard, Inc.	211	30,112
CareFusion Corp. (a)	544	24,616
Covidien PLC	1,080	93,431
DENTSPLY International, Inc.	360	16,416
Edwards Lifesciences Corp. (a)	281	28,704
Hill-Rom Holdings, Inc.	153	6,339
Hologic, Inc. (a)	663	16,131
IDEXX Laboratories, Inc. (a)(b)	136	16,025
Intuitive Surgical, Inc. (a)	90	41,564
Medtronic, Inc. (b)	2,546	157,725
ResMed, Inc. (b)	355	17,491
Sirona Dental Systems, Inc. (a)(b)	141	10,812
St. Jude Medical, Inc.	713	42,873
Stryker Corp.	828	66,861
Teleflex, Inc. (b)	98	10,294
The Cooper Cos., Inc.	115	17,911
Varian Medical Systems, Inc. (a)	268	21,472
Zimmer Holdings, Inc.	423	42,532

		1,032,227

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	851	68,931
AmerisourceBergen Corp.	578	44,679
athenahealth, Inc. (a)(b)	99	13,037
Brookdale Senior Living, Inc. (a)	467	15,047
Cardinal Health, Inc.	858	64,281
Catamaran Corp. (a)	516	21,749
Centene Corp. (a)	113	9,346
CIGNA Corp.	621	56,318
Community Health Systems, Inc. (a)(b)	301	16,492
DaVita HealthCare Partners, Inc. (a)	457	33,425
Envision Healthcare Holdings, Inc. (a)	119	4,127
Express Scripts Holding Co. (a)	1,945	137,375
HCA Holdings, Inc. (a)	812	57,262
Health Net, Inc. (a)	198	9,130
Henry Schein, Inc. (a)	221	25,740
Humana, Inc.	392	51,074
Laboratory Corp. of America Holdings (a)	237	24,115
LifePoint Hospitals, Inc. (a)(b)	122	8,441
McKesson Corp.	568	110,573
MEDNAX, Inc. (a)(b)	261	14,308
Omnicare, Inc. (b)	281	17,495

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Patterson Cos., Inc. (b)	223	$9,239
Premier, Inc. (Class A) (a)(b)	77	2,530
Quest Diagnostics, Inc. (b)	411	24,939
Tenet Healthcare Corp. (a)(b)	251	14,907
UnitedHealth Group, Inc.	2,446	210,968
Universal Health Services, Inc. (Class B)	229	23,931
VCA, Inc. (a)	220	8,653
WellPoint, Inc.	701	83,854

		1,181,966

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	451	6,050
Cerner Corp. (a)(b)	739	44,022
IMS Health Holdings, Inc. (a)(b)	188	4,924
Veeva Systems, Inc. (Class A) (a)(b)	39	1,099

		56,095

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	190	4,997
Bally Technologies, Inc. (a)	99	7,989
Brinker International, Inc. (b)	175	8,888
Burger King Worldwide, Inc. (b)	279	8,275
Carnival Corp.	1,052	42,259
Chipotle Mexican Grill, Inc. (a)	78	51,994
Choice Hotels International, Inc. (b)	68	3,536
Darden Restaurants, Inc. (b)	323	16,622
Domino’s Pizza, Inc.	143	11,005
Dunkin’ Brands Group, Inc. (b)	224	10,040
Hilton Worldwide Holdings, Inc. (a)	369	9,088
Hyatt Hotels Corp. (Class A) (a)(b)	93	5,628
International Game Technology	649	10,949
Las Vegas Sands Corp.	985	61,277
Marriott International, Inc. (Class A) (b)	585	40,892
McDonald’s Corp.	2,528	239,680
MGM Resorts International (a)	933	21,254
Norwegian Cruise Line Holdings, Ltd. (a)	260	9,365
Panera Bread Co. (Class A) (a)(b)	75	12,204
Royal Caribbean Cruises, Ltd.	370	24,897
SeaWorld Entertainment, Inc. (b)	86	1,654
Six Flags Entertainment Corp.	167	5,743
Starbucks Corp.	1,878	141,714
Starwood Hotels & Resorts Worldwide, Inc.	487	40,523
The Wendy’s Co. (b)	657	5,427
Wyndham Worldwide Corp.	351	28,522
Wynn Resorts, Ltd. (b)	202	37,790
Yum! Brands, Inc.	1,139	81,985

		944,197

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	737	15,123
Garmin, Ltd. (b)	312	16,221
Harman International Industries, Inc.	176	17,255
Jarden Corp. (a)	349	20,978
Leggett & Platt, Inc. (b)	360	12,571
Lennar Corp. (Class A) (b)	418	16,231
Mohawk Industries, Inc. (a)	162	21,841
Newell Rubbermaid, Inc.	726	24,982
NVR, Inc. (a)(b)	12	13,560
Pulte Group, Inc.	972	17,166
Taylor Morrison Home Corp. (Class A) (a)	77	1,249
Tempur Sealy International, Inc. (a)	154	8,650
Toll Brothers, Inc. (a)(b)	428	13,337
Tupperware Brands Corp.	130	8,975
Whirlpool Corp.	195	28,402

		236,541

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	350	24,556
Colgate-Palmolive Co.	2,339	152,549
Energizer Holdings, Inc.	153	18,851
Kimberly-Clark Corp.	965	103,805
Spectrum Brands Holdings, Inc.	54	4,889
The Clorox Co. (b)	323	31,021
The Procter & Gamble Co.	6,774	567,255

		902,926

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Calpine Corp. (a)	961	20,854
NRG Energy, Inc.	810	24,689
The AES Corp.	1,920	27,225

		72,768

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,651	233,914
Carlisle Cos., Inc. (b)	170	13,664
Danaher Corp.	1,498	113,818
General Electric Co.	25,232	646,444
Roper Industries, Inc.	252	36,865

		1,044,705

INSURANCE — 3.1%
ACE, Ltd.	849	89,035
Aflac, Inc.	1,162	67,686
Alleghany Corp. (a)	42	17,562
Allied World Assurance Company Holdings, Ltd.	265	9,763
American Financial Group, Inc.	208	12,041
American International Group, Inc.	3,694	199,550
American National Insurance Co.	22	2,473
Aon PLC	770	67,506
Arch Capital Group, Ltd. (a)	339	18,550
Arthur J. Gallagher & Co.	336	15,241
Aspen Insurance Holdings, Ltd.	165	7,057
Assurant, Inc.	196	12,603
Assured Guaranty, Ltd.	425	9,418
Axis Capital Holdings, Ltd.	297	14,057
Brown & Brown, Inc.	302	9,709
Cincinnati Financial Corp.	410	19,291
CNA Financial Corp.	73	2,776
Endurance Specialty Holdings, Ltd.	110	6,070
Erie Indemnity Co. (Class A) (b)	73	5,534
Everest Re Group, Ltd.	134	21,709
FNF Group	705	19,557
Genworth Financial, Inc. (Class A) (a)	1,242	16,270
HCC Insurance Holdings, Inc.	256	12,362
Lincoln National Corp.	626	33,541
Loews Corp.	788	32,828
Markel Corp. (a)(b)	34	21,629
Marsh & McLennan Cos., Inc.	1,384	72,439
MBIA, Inc. (a)	353	3,241
Mercury General Corp.	66	3,221
MetLife, Inc.	2,354	126,457

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Old Republic International Corp. (b)	650	$9,282
PartnerRe, Ltd.	151	16,593
Principal Financial Group, Inc.	710	37,254
ProAssurance Corp.	154	6,787
Protective Life Corp.	198	13,743
Prudential Financial, Inc.	1,173	103,154
Reinsurance Group of America, Inc.	192	15,385
RenaissanceRe Holdings, Ltd. (b)	115	11,499
StanCorp Financial Group, Inc.	110	6,950
The Allstate Corp.	1,096	67,262
The Chubb Corp.	556	50,640
The Hanover Insurance Group, Inc.	110	6,756
The Hartford Financial Services Group, Inc.	1,154	42,986
The Progressive Corp.	1,493	37,743
The Travelers Cos., Inc.	890	83,607
Torchmark Corp.	344	18,015
Unum Group	697	23,963
Validus Holdings, Ltd.	266	10,411
W.R. Berkley Corp. (b)	273	13,049
White Mountains Insurance Group, Ltd.	15	9,451
XL Group PLC	731	24,247

		1,557,953

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (a)	940	303,094
Expedia, Inc. (b)	264	23,132
Groupon, Inc. (a)(b)	1,069	7,141
HomeAway, Inc. (a)(b)	152	5,396
Liberty Interactive Corp. (Class A) (a)	1,334	38,046
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	175	5,933
Liberty Ventures, (Series A) (a)	175	6,643
Netflix, Inc. (a)	151	68,128
The Priceline Group, Inc. (a)	130	150,615
TripAdvisor, Inc. (a)(b)	277	25,323
zulily, Inc. (Class A) (a)(b)	33	1,250

		634,701

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (a)	436	26,073
AOL, Inc. (a)(b)	198	8,900
CoStar Group, Inc. (a)(b)	77	11,977
eBay, Inc. (a)	3,246	183,821
Equinix, Inc. (a)(b)	121	25,710
Facebook, Inc. (Class A) (a)	5,015	396,386
Google, Inc. (Class A) (a)	711	418,359
Google, Inc. (Class C) (a)	721	416,276
IAC/InterActiveCorp.	192	12,653
LinkedIn Corp. (Class A) (a)	257	53,402
Pandora Media, Inc. (a)(b)	533	12,877
Rackspace Hosting, Inc. (a)(b)	300	9,765
Twitter, Inc. (a)	1,208	62,309
VeriSign, Inc. (a)(b)	352	19,402
Yahoo!, Inc. (a)	2,493	101,590
Yelp, Inc. (a)(b)	112	7,644
Zillow, Inc. (Class A) (a)	77	8,931

		1,776,075

IT SERVICES — 3.2%
Accenture PLC (Class A)	1,611	131,007
Alliance Data Systems Corp. (a)	138	34,261
Amdocs, Ltd.	407	18,673
Automatic Data Processing, Inc.	1,221	101,441
Booz Allen Hamilton Holding Corp. (b)	87	2,036
Broadridge Financial Solutions, Inc.	308	12,822
Cognizant Technology Solutions Corp. (Class A) (a)	1,508	67,513
Computer Sciences Corp.	372	22,748
CoreLogic, Inc. (a)	241	6,524
DST Systems, Inc.	89	7,469
Fidelity National Information Services, Inc.	729	41,043
Fiserv, Inc. (a)	679	43,887
FleetCor Technologies, Inc. (a)	211	29,987
Gartner, Inc. (a)	235	17,265
Genpact, Ltd. (a)	421	6,871
Global Payments, Inc. (b)	211	14,745
International Business Machines Corp.	2,384	452,555
Jack Henry & Associates, Inc. (b)	226	12,579
Leidos Holdings, Inc.	194	6,660
Mastercard, Inc. (Class A)	2,557	189,013
Paychex, Inc.	813	35,935
Sabre Corp. (b)	114	2,042
Teradata Corp. (a)	412	17,271
The Western Union Co. (b)	1,395	22,376
Total System Services, Inc. (b)	413	12,786
Vantiv, Inc. (a)	229	7,076
VeriFone Systems, Inc. (a)	248	8,526
Visa, Inc. (Class A)	1,269	270,767
Xerox Corp.	3,074	40,669

		1,636,547

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (b)	291	16,004
Mattel, Inc.	868	26,604
Polaris Industries, Inc. (b)	170	25,464

		68,072

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	891	50,769
Bio-Rad Laboratories, Inc. (Class A) (a)	55	6,237
Bruker Corp. (a)	275	5,092
Charles River Laboratories International, Inc. (a)	121	7,228
Covance, Inc. (a)	140	11,018
Illumina, Inc. (a)(b)	361	59,175
PerkinElmer, Inc.	284	12,382
Qiagen NV (a)	584	13,298
Quintiles Transnational Holdings, Inc. (a)(b)	163	9,092
Techne Corp. (b)	87	8,139
Thermo Fisher Scientific, Inc.	1,018	123,891
Waters Corp. (a)	211	20,914

		327,235

MACHINERY — 1.9%
AGCO Corp. (b)	235	10,683
Allison Transmission Holdings, Inc.	310	8,832
Caterpillar, Inc.	1,576	156,071
Colfax Corp. (a)	214	12,192
Crane Co.	121	7,648
Cummins, Inc.	484	63,878
Deere & Co. (b)	932	76,415

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Donaldson Co., Inc. (b)	365	$14,830
Dover Corp.	430	34,542
Flowserve Corp.	363	25,599
Graco, Inc. (b)	154	11,239
IDEX Corp.	209	15,125
Illinois Tool Works, Inc.	841	70,997
Ingersoll-Rand PLC	740	41,706
ITT Corp.	231	10,381
Joy Global, Inc. (b)	271	14,780
Kennametal, Inc. (b)	198	8,179
Lincoln Electric Holdings, Inc.	216	14,933
Navistar International Corp. (a)(b)	143	4,706
Nordson Corp.	173	13,160
Oshkosh Corp. (b)	217	9,581
PACCAR, Inc.	889	50,562
Pall Corp. (b)	277	23,185
Parker-Hannifin Corp.	374	42,692
Pentair PLC	518	33,924
Snap-On, Inc.	151	18,283
SPX Corp.	123	11,553
Stanley Black & Decker, Inc.	402	35,694
Terex Corp.	247	7,847
The Manitowoc Co., Inc. (b)	331	7,762
The Middleby Corp. (a)	113	9,959
The Toro Co.	143	8,470
Timken Co.	228	9,665
Trinity Industries, Inc. (b)	396	18,501
Valmont Industries, Inc. (b)	58	7,826
WABCO Holdings, Inc. (a)	146	13,279
Wabtec Corp.	236	19,126
Xylem, Inc.	482	17,106

		960,911

MARINE — 0.0% (d)
Kirby Corp. (a)	141	16,617

MEDIA — 3.6%
AMC Networks, Inc. (Class A) (a)(b)	152	8,880
Cablevision Systems Corp. (Class A) (b)	493	8,632
CBS Corp.	1,304	69,764
Charter Communications, Inc. (Class A) (a)	190	28,760
Cinemark Holdings, Inc.	285	9,701
Clear Channel Outdoor Holdings, Inc. (Class A)	110	741
Comcast Corp. (Class A)	6,594	354,625
DIRECTV (a)	1,212	104,862
Discovery Communications, Inc. (Series A) (a)(b)	606	22,907
Discovery Communications, Inc. (Series C) (a)	606	22,592
DISH Network Corp. (Class A) (a)	525	33,905
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	187	5,100
Gannett Co., Inc. (b)	575	17,060
John Wiley & Sons, Inc. (Class A) (b)	108	6,060
Lamar Advertising Co. (Class A) (b)	179	8,816
Liberty Media Corp. (Class A) (a)	253	11,937
Liberty Media Corp. (Class C) (a)	506	23,777
Lions Gate Entertainment Corp. (b)	199	6,561
Live Nation Entertainment, Inc. (a)	333	7,999
Morningstar, Inc. (b)	54	3,667
News Corp. (Class A) (a)	1,288	21,059
Omnicom Group, Inc.	649	44,690
Regal Entertainment Group (Class A) (b)	209	4,155
Scripps Networks Interactive, Inc. (Class A) (b)	270	21,084
Sirius XM Holdings, Inc. (a)(b)	6,140	21,429
Starz (Class A) (a)	292	9,659
The Interpublic Group of Cos., Inc.	1,132	20,738
The Madison Square Garden Co. (Class A) (a)	169	11,174
The Walt Disney Co.	4,402	391,910
Thomson Reuters Corp. (b)	932	33,934
Time Warner Cable, Inc.	678	97,286
Time Warner, Inc.	2,253	169,448
Twenty-First Century Fox, Inc. (Class A)	4,765	163,392
Viacom, Inc. (Class B)	1,101	84,711

		1,851,015

METALS & MINING — 0.6%
Alcoa, Inc.	3,065	49,316
Allegheny Technologies, Inc. (b)	275	10,202
Carpenter Technology Corp.	122	5,508
Cliffs Natural Resources, Inc. (b)	349	3,623
Compass Minerals International, Inc.	88	7,417
Freeport-McMoRan, Inc.	2,593	84,661
Newmont Mining Corp.	1,260	29,043
Nucor Corp.	797	43,261
Reliance Steel & Aluminum Co.	207	14,159
Royal Gold, Inc. (b)	185	12,014
Southern Copper Corp. (b)	392	11,623
Steel Dynamics, Inc.	551	12,458
Tahoe Resources, Inc. (a)(b)	209	4,243
TimkenSteel Corp.	113	5,253
United States Steel Corp.	363	14,219

		307,000

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	295	16,346
Ameren Corp. (b)	621	23,803
CenterPoint Energy, Inc.	1,110	27,162
CMS Energy Corp.	670	19,872
Consolidated Edison, Inc.	738	41,815
Dominion Resources, Inc.	1,453	100,388
DTE Energy Co. (b)	437	33,247
Integrys Energy Group, Inc. (b)	207	13,418
MDU Resources Group, Inc.	437	12,153
NiSource, Inc.	809	33,153
PG&E Corp. (b)	1,128	50,805
Public Service Enterprise Group, Inc.	1,272	47,369
SCANA Corp. (b)	347	17,215
Sempra Energy	608	64,071
TECO Energy, Inc. (b)	538	9,350
Vectren Corp.	209	8,339
Wisconsin Energy Corp. (b)	575	24,725

		543,231

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	143	6,156
Dillard’s, Inc. (Class A) (b)	65	7,084
Dollar General Corp. (a)	748	45,710
Dollar Tree, Inc. (a)	558	31,287

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Family Dollar Stores, Inc. (b)	244	$18,847
J.C. Penney Co., Inc. (a)(b)	759	7,620
Kohl’s Corp. (b)	561	34,238
Macy’s, Inc.	963	56,027
Nordstrom, Inc.	362	24,750
Sears Holdings Corp. (a)(b)	112	2,826
Target Corp.	1,612	101,040

		335,585

OIL, GAS & CONSUMABLE FUELS — 7.5%
Anadarko Petroleum Corp.	1,256	127,409
Antero Resources Corp. (a)	112	6,148
Apache Corp.	977	91,711
Athlon Energy, Inc. (a)	112	6,522
Cabot Oil & Gas Corp.	1,052	34,390
Cheniere Energy, Inc. (a)	604	48,338
Chesapeake Energy Corp.	1,440	33,106
Chevron Corp.	4,805	573,333
Cimarex Energy Co.	212	26,824
Cobalt International Energy, Inc. (a)	708	9,629
Concho Resources, Inc. (a)	262	32,852
ConocoPhillips (b)	3,072	235,069
CONSOL Energy, Inc.	541	20,482
Continental Resources, Inc. (a)(b)	212	14,094
CVR Energy, Inc. (b)	40	1,789
Denbury Resources, Inc.	944	14,188
Devon Energy Corp.	1,007	68,657
Energen Corp.	177	12,786
EOG Resources, Inc.	1,366	135,261
EP Energy Corp. (Class A) (a)(b)	88	1,538
EQT Corp.	388	35,518
Exxon Mobil Corp.	10,844	1,019,878
Golar LNG, Ltd.	112	7,437
Gulfport Energy Corp. (a)	200	10,680
Hess Corp.	670	63,194
HollyFrontier Corp.	496	21,665
Kinder Morgan, Inc.	1,678	64,335
Kosmos Energy, Ltd. (a)	254	2,530
Laredo Petroleum Holdings, Inc. (a)(b)	108	2,420
Marathon Oil Corp.	1,794	67,436
Marathon Petroleum Corp.	647	54,782
Murphy Oil Corp.	486	27,658
Newfield Exploration Co. (a)	344	12,752
Noble Energy, Inc.	901	61,592
Oasis Petroleum, Inc. (a)(b)	232	9,700
Occidental Petroleum Corp.	2,017	193,935
ONEOK, Inc.	525	34,414
PBF Energy, Inc.	66	1,584
Peabody Energy Corp. (b)	727	9,000
Phillips 66	1,445	117,493
Pioneer Natural Resources Co.	346	68,152
QEP Resources, Inc.	462	14,220
Range Resources Corp.	408	27,667
Rice Energy, Inc. (a)	188	5,001
SandRidge Energy, Inc. (a)(b)	1,244	5,337
SM Energy Co. (b)	177	13,806
Southwestern Energy Co. (a)	884	30,896
Spectra Energy Corp.	1,672	65,643
Targa Resources Corp.	99	13,481
Teekay Corp.	100	6,636
Tesoro Corp.	331	20,184
The Williams Cos., Inc.	1,926	106,604
Ultra Petroleum Corp. (a)(b)	385	8,955
Valero Energy Corp.	1,365	63,159
Whiting Petroleum Corp. (a)	293	22,722
World Fuel Services Corp. (b)	187	7,465
WPX Energy, Inc. (a)	506	12,174

		3,804,231

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	175	6,148
International Paper Co.	1,093	52,180
Weyerhaeuser Co.	1,369	43,616

		101,944

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (b)	1,090	13,734
Coty, Inc. (Class A) (b)	216	3,575
Herbalife, Ltd. (b)	216	9,450
Nu Skin Enterprises, Inc. (Class A) (b)	142	6,394
The Estee Lauder Cos., Inc. (Class A)	578	43,188

		76,341

PHARMACEUTICALS — 5.6%
AbbVie, Inc. (b)	3,976	229,654
Actavis PLC (a)	651	157,073
Allergan, Inc.	744	132,573
Bristol-Myers Squibb Co.	4,220	215,980
Eli Lilly & Co.	2,484	161,087
Endo International PLC (a)(b)	383	26,174
Hospira, Inc. (a)	419	21,801
Jazz Pharmaceuticals PLC (a)(b)	134	21,515
Johnson & Johnson	7,126	759,560
Mallinckrodt PLC (a)	258	23,259
Merck & Co., Inc.	7,373	437,072
Mylan, Inc. (a)	955	43,443
Perrigo Co. PLC	349	52,416
Pfizer, Inc.	16,115	476,521
Salix Pharmaceuticals, Ltd. (a)(b)	155	24,217
Zoetis, Inc.	1,259	46,520

		2,828,865

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	109	12,804
Equifax, Inc.	300	22,422
IHS, Inc. (Class A) (a)	168	21,032
Manpowergroup, Inc.	208	14,581
Nielsen NV	668	29,612
Robert Half International, Inc. (b)	381	18,669
Towers Watson & Co. (Class A)	155	15,423
Verisk Analytics, Inc. (Class A) (a)	385	23,443

		157,986

REAL ESTATE INVESTMENT TRUSTS — 3.0%
Alexandria Real Estate Equities, Inc.	175	12,906
American Campus Communities, Inc.	249	9,076
American Capital Agency Corp.	797	16,936
American Homes 4 Rent (Class A)	232	3,918
American Realty Capital Properties, Inc.	2,309	27,847
American Tower Corp.	991	92,787
Annaly Capital Management, Inc. (b)	2,381	25,429
Apartment Investment & Management Co. (Class A)	329	10,469
AvalonBay Communities, Inc.	330	46,520
BioMed Realty Trust, Inc. (b)	474	9,575

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Boston Properties, Inc.	385	$44,568
Brandywine Realty Trust (b)	396	5,572
Brixmor Property Group, Inc. (b)	121	2,693
Camden Property Trust	207	14,186
CBL & Associates Properties, Inc. (b)	409	7,321
CBS Outdoor Americas, Inc.	360	10,778
Chimera Investment Corp.	2,582	7,849
Columbia Property Trust, Inc.	329	7,853
Corporate Office Properties Trust	220	5,658
Corrections Corp. of America (b)	291	9,999
Crown Castle International Corp.	848	68,289
DDR Corp. (b)	789	13,200
Digital Realty Trust, Inc. (b)	322	20,086
Douglas Emmett, Inc.	363	9,318
Duke Realty Corp.	745	12,799
Equity Commonwealth	300	7,713
Equity Lifestyle Properties, Inc.	219	9,277
Equity Residential	901	55,484
Essex Property Trust, Inc. (b)	164	29,315
Extra Space Storage, Inc.	250	12,892
Federal Realty Investment Trust (b)	177	20,967
Gaming and Leisure Properties, Inc.	211	6,520
General Growth Properties, Inc.	1,484	34,948
HCP, Inc.	1,129	44,833
Health Care REIT, Inc.	802	50,021
Healthcare Trust of America, Inc. (Class A) (b)	703	8,155
Home Properties, Inc. (b)	133	7,746
Hospitality Properties Trust	352	9,451
Host Hotels & Resorts, Inc.	1,896	40,442
Iron Mountain, Inc. (b)	438	14,301
Kilroy Realty Corp.	215	12,780
Kimco Realty Corp. (b)	1,020	22,348
Liberty Property Trust	360	11,974
MFA Financial, Inc.	902	7,018
Mid-America Apartment Communities, Inc.	217	14,246
National Retail Properties, Inc. (b)	294	10,164
NorthStar Realty Finance Corp. (b)	442	7,810
OMEGA Healthcare Investors, Inc.	299	10,223
Piedmont Office Realty Trust, Inc. (Class A) (b)	415	7,321
Plum Creek Timber Co., Inc. (b)	412	16,072
Post Properties, Inc. (b)	132	6,777
ProLogis	1,230	46,371
Public Storage	363	60,200
Rayonier, Inc. (b)	308	9,591
Realty Income Corp. (b)	579	23,617
Regency Centers Corp. (b)	226	12,166
Retail Properties of America, Inc. (Class A)	684	10,007
Senior Housing Properties Trust	504	10,544
Simon Property Group, Inc.	780	128,248
SL Green Realty Corp. (b)	236	23,911
Spirit Realty Capital, Inc. (b)	878	9,632
Starwood Property Trust, Inc. (b)	519	11,397
Tanger Factory Outlet Centers, Inc.	241	7,886
Taubman Centers, Inc.	170	12,410
The Macerich Co. (b)	354	22,596
Two Harbors Investment Corp.	935	9,041
UDR, Inc.	591	16,105
Ventas, Inc. (b)	733	45,409
Vornado Realty Trust	473	47,281
Washington Prime Group, Inc.	390	6,817
Weingarten Realty Investors (b)	347	10,930
WP Carey, Inc. (b)	251	16,006

		1,514,595

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	702	20,878
Forest City Enterprises, Inc. (Class A) (a)(b)	396	7,746
Jones Lang LaSalle, Inc.	107	13,518
Realogy Holdings Corp. (a)	315	11,718
The Howard Hughes Corp. (a)	99	14,850

		68,710

ROAD & RAIL — 1.1%
AMERCO, Inc.	22	5,762
Avis Budget Group, Inc. (a)(b)	274	15,040
Con-way, Inc.	143	6,792
CSX Corp.	2,562	82,138
Genesee & Wyoming, Inc. (Class A) (a)(b)	106	10,103
Hertz Global Holdings, Inc. (a)	1,098	27,878
J.B. Hunt Transport Services, Inc. (b)	226	16,735
Kansas City Southern (b)	276	33,451
Landstar System, Inc. (b)	120	8,663
Norfolk Southern Corp.	791	88,276
Old Dominion Freight Line, Inc. (a)	174	12,291
Ryder Systems, Inc. (b)	132	11,876
Union Pacific Corp.	2,236	242,427

		561,432

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc. (a)(b)	1,520	5,183
Altera Corp.	805	28,803
Analog Devices, Inc.	779	38,553
Applied Materials, Inc.	2,969	64,160
Atmel Corp. (a)	1,075	8,686
Avago Technologies, Ltd.	617	53,679
Broadcom Corp. (Class A)	1,427	57,679
Cree, Inc. (a)(b)	281	11,507
First Solar, Inc. (a)(b)	157	10,332
Freescale Semiconductor, Ltd. (a)(b)	154	3,008
Intel Corp.	12,475	434,379
KLA-Tencor Corp.	418	32,930
Lam Research Corp.	410	30,627
Linear Technology Corp.	538	23,882
Marvell Technology Group, Ltd.	994	13,399
Maxim Integrated Products, Inc.	726	21,954
Microchip Technology, Inc. (b)	483	22,812
Micron Technology, Inc. (a)	2,643	90,549
NVIDIA Corp.	1,446	26,679
ON Semiconductor Corp. (a)	1,046	9,351
Skyworks Solutions, Inc.	518	30,070
SunEdison, Inc. (a)(b)	662	12,499
SunPower Corp. (a)(b)	116	3,930
Teradyne, Inc. (b)	485	9,404
Texas Instruments, Inc.	2,779	132,531
Xilinx, Inc.	655	27,739

		1,204,325

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 3.9%
Activision Blizzard, Inc.	1,213	$25,218
Adobe Systems, Inc. (a)	1,255	86,833
Ansys, Inc. (a)	242	18,312
Autodesk, Inc. (a)	560	30,856
CA, Inc.	821	22,939
Cadence Design Systems, Inc. (a)(b)	666	11,462
Citrix Systems, Inc. (a)	385	27,466
Concur Technologies, Inc. (a)	118	14,965
Electronic Arts, Inc. (a)	762	27,135
FactSet Research Systems, Inc.	111	13,490
FireEye, Inc. (a)(b)	260	7,946
Fortinet, Inc. (a)	336	8,489
Informatica Corp. (a)	276	9,450
Intuit, Inc.	738	64,686
Microsoft Corp.	20,862	967,162
NetSuite, Inc. (a)(b)	89	7,969
Nuance Communications, Inc. (a)	653	10,066
Oracle Corp.	8,303	317,839
PTC, Inc. (a)	327	12,066
Red Hat, Inc. (a)	477	26,784
Rovi Corp. (a)	266	5,252
Salesforce.com, Inc. (a)(b)	1,547	88,999
ServiceNow, Inc. (a)(b)	380	22,336
SolarWinds, Inc. (a)	170	7,149
Solera Holdings, Inc.	185	10,427
Splunk, Inc. (a)(b)	267	14,781
Symantec Corp.	1,744	41,001
Synopsys, Inc. (a)	366	14,528
Tableau Software, Inc. (Class A) (a)(b)	119	8,645
TIBCO Software, Inc. (a)(b)	449	10,610
VMware, Inc. (Class A) (a)(b)	212	19,894
Workday, Inc. (Class A) (a)(b)	204	16,830
Zynga, Inc. (Class A) (a)(b)	1,480	3,996

		1,975,581

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	185	4,499
Abercrombie & Fitch Co. (Class A) (b)	193	7,014
Advance Auto Parts, Inc.	191	24,887
Ascena Retail Group, Inc. (a)(b)	318	4,229
AutoNation, Inc. (a)(b)	127	6,389
AutoZone, Inc. (a)	89	45,360
Bed Bath & Beyond, Inc. (a)(b)	561	36,931
Best Buy Co., Inc.	712	23,916
Cabela’s, Inc. (a)(b)	122	7,186
CarMax, Inc. (a)(b)	584	27,127
Chico’s FAS, Inc. (b)	409	6,041
CST Brands, Inc. (b)	159	5,716
Dick’s Sporting Goods, Inc. (b)	212	9,303
DSW, Inc. (Class A)	177	5,329
Foot Locker, Inc.	374	20,813
GameStop Corp. (Class A) (b)	296	12,195
GNC Holdings, Inc. (Class A)	245	9,491
L Brands, Inc.	592	39,652
Lowe’s Cos., Inc.	2,539	134,364
Murphy USA, Inc. (a)	120	6,367
O’Reilly Automotive, Inc. (a)(b)	274	41,199
Penske Automotive Group, Inc.	108	4,384
PetSmart, Inc. (b)	255	17,873
Ross Stores, Inc.	534	40,360
Sally Beauty Holdings, Inc. (a)	426	11,660
Signet Jewelers, Ltd.	201	22,896
Staples, Inc. (b)	1,663	20,122
The Gap, Inc.	700	29,183
The Home Depot, Inc.	3,388	310,815
Tiffany & Co. (b)	283	27,256
TJX Cos., Inc.	1,797	106,328
Tractor Supply Co. (b)	350	21,529
Ulta Salon Cosmetics & Fragrance, Inc. (a)	166	19,616
Urban Outfitters, Inc. (a)(b)	273	10,019
Williams-Sonoma, Inc.	257	17,108

		1,137,157

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
3D Systems Corp. (a)(b)	268	12,427
Apple, Inc.	15,185	1,529,889
Diebold, Inc. (b)	165	5,828
EMC Corp.	5,258	153,849
Hewlett-Packard Co.	4,863	172,491
Lexmark International, Inc. (Class A) (b)	152	6,460
NCR Corp. (a)	410	13,698
NetApp, Inc.	800	34,368
SanDisk Corp. (b)	594	58,182
Stratasys, Ltd. (a)(b)	131	15,822
Western Digital Corp.	534	51,969

		2,054,983

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	146	11,318
Coach, Inc.	709	25,248
Deckers Outdoor Corp. (a)(b)	88	8,552
Fossil Group, Inc. (a)	107	10,047
Hanesbrands, Inc.	251	26,967
Kate Spade & Co. (a)(b)	329	8,630
Michael Kors Holdings, Ltd. (a)(b)	525	37,480
NIKE, Inc. (Class B)	1,771	157,973
PVH Corp.	206	24,957
Ralph Lauren Corp.	150	24,710
Under Armour, Inc. (Class A) (a)(b)	424	29,298
V.F. Corp.	881	58,172

		423,352

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,330	12,928
Nationstar Mortgage Holdings, Inc. (a)(b)	55	1,883
New York Community Bancorp, Inc. (b)	1,076	17,076
Ocwen Financial Corp. (a)(b)	240	6,283
People’s United Financial, Inc. (b)	819	11,851
TFS Financial Corp. (b)	197	2,821

		52,842

TOBACCO — 1.3%
Altria Group, Inc.	5,038	231,446
Lorillard, Inc.	950	56,914
Philip Morris International, Inc.	3,992	332,933
Reynolds American, Inc.	803	47,377

		668,670

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	183	5,947

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Fastenal Co. (b)	742	$33,316
GATX Corp. (b)	121	7,063
HD Supply Holdings, Inc. (a)	224	6,106
MRC Global, Inc. (a)	213	4,967
MSC Industrial Direct Co., Inc. (Class A) (b)	115	9,828
NOW, Inc. (a)(b)	270	8,211
United Rentals, Inc. (a)	256	28,442
Veritiv Corp. (a)	20	1,001
W.W. Grainger, Inc. (b)	150	37,747
WESCO International, Inc. (a)(b)	110	8,609

		151,237

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	439	21,173
Aqua America, Inc. (b)	440	10,353

		31,526

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (a)(b)	305	33,824
Sprint Corp. (a)(b)	1,912	12,122
T-Mobile US, Inc. (a)	650	18,766
Telephone & Data Systems, Inc.	240	5,750
US Cellular Corp. (a)(b)	33	1,171

		71,633

TOTAL COMMON STOCKS —
(Cost $39,094,919)		50,829,691

SHORT TERM INVESTMENTS — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,033,137	4,033,137
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	63,721	63,721

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,096,858)		4,096,858

TOTAL INVESTMENTS — 107.8% (h)
(Cost $43,191,777)		54,926,549
OTHER ASSETS & LIABILITIES — (7.8)%		(3,971,918)

NET ASSETS — 100.0%		$50,954,631

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	1,524	$36,805
Aerovironment, Inc. (a)(b)	700	21,049
American Science & Engineering, Inc. (b)	319	17,666
Astronics Corp. (a)(b)	558	26,605
Astronics Corp. (Class B) (a)(b)	110	5,225
Cubic Corp. (b)	754	35,287
Curtiss-Wright Corp. (b)	1,758	115,887
DigitalGlobe, Inc. (a)(b)	2,804	79,914
Ducommun, Inc. (a)	396	10,854
Engility Holdings, Inc. (a)	648	20,198
Erickson, Inc. (a)	108	1,403
Esterline Technologies Corp. (a)	1,177	130,965
GenCorp, Inc. (a)(b)	2,053	32,786
HEICO Corp. (b)	2,394	111,800
Kratos Defense & Security Solutions, Inc. (a)(b)	1,658	10,877
LMI Aerospace, Inc. (a)(b)	394	5,043
Moog, Inc. (Class A) (a)	1,603	109,645
National Presto Industries, Inc. (b)	180	10,928
Orbital Sciences Corp. (a)	2,109	58,630
Sparton Corp. (a)	377	9,293
Taser International, Inc. (a)(b)	1,926	29,738
Teledyne Technologies, Inc. (a)	1,351	127,008
The Keyw Holding Corp. (a)(b)	1,209	13,384

		1,020,990

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)(b)	1,983	14,436
Atlas Air Worldwide Holdings, Inc. (a)(b)	992	32,756
Echo Global Logistics, Inc. (a)(b)	922	21,713
Forward Air Corp.	1,134	50,837
HUB Group, Inc. (Class A) (a)	1,326	53,743
Park-Ohio Holdings Corp.	324	15,506
UTI Worldwide, Inc. (a)(b)	3,471	36,897
XPO Logistics, Inc. (a)(b)	1,946	73,306

		299,194

AIRLINES — 0.4%
Allegiant Travel Co.	500	61,830
Hawaiian Holdings, Inc. (a)(b)	1,623	21,829
JetBlue Airways Corp. (a)	9,226	97,980
Republic Airways Holdings, Inc. (a)(b)	1,869	20,765
SkyWest, Inc. (b)	1,998	15,545

		217,949

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	2,569	43,082
Cooper Tire & Rubber Co.	2,364	67,847
Cooper-Standard Holding, Inc. (a)	489	30,514
Dana Holding Corp. (b)	5,648	108,272
Dorman Products, Inc. (a)(b)	934	37,416
Drew Industries, Inc. (b)	862	36,368
Federal-Mogul Holdings Corp. (a)(b)	1,030	15,316
Fox Factory Holding Corp. (a)	344	5,332
Fuel Systems Solutions, Inc. (a)(b)	542	4,829
Gentherm, Inc. (a)(b)	1,263	53,337
Modine Manufacturing Co. (a)(b)	1,797	21,330
Motorcar Parts of America, Inc. (a)(b)	540	14,693
Remy International, Inc. (b)	521	10,696
Shiloh Industries, Inc. (a)(b)	198	3,368
Spartan Motors, Inc. (b)	1,313	6,132
Standard Motor Products, Inc.	775	26,683
Stoneridge, Inc. (a)	1,101	12,408
Strattec Security Corp. (b)	126	10,250
Superior Industries International, Inc. (b)	885	15,514
Tenneco, Inc. (a)	2,191	114,611
Tower International, Inc. (a)	739	18,616

		656,614

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)	1,096	23,860

BANKS — 7.6%
1st Source Corp. (b)	592	16,860
1st United Bancorp, Inc. (b)	1,155	9,841
American National Bankshares, Inc. (b)	310	7,052
Ameris Bancorp	862	18,921
Ames National Corp.	391	8,739
Arrow Financial Corp. (b)	400	10,038
Banc of California, Inc.	1,011	11,758
Bancfirst Corp. (b)	283	17,704
Banco Latinoamericano de Comercio Exterior SA (b)	1,131	34,699
Bancorp, Inc. (a)	1,258	10,806
BancorpSouth, Inc. (b)	3,377	68,013
Bank of Kentucky Financial Corp. (b)	234	10,818
Bank of Marin Bancorp (b)	183	8,398
Bank of the Ozarks, Inc. (b)	2,863	90,242
Banner Corp.	741	28,506
BBCN Bancorp, Inc.	3,025	44,135
Blue Hills Bancorp, Inc. (a)	1,000	13,120
BNC Bancorp	665	10,414
Boston Private Financial Holdings, Inc.	3,044	37,715
Bridge Bancorp, Inc. (b)	305	7,213
Bridge Capital Holdings (a)(b)	360	8,186
Bryn Mawr Bank Corp. (b)	503	14,250
Camden National Corp. (b)	301	10,535
Capital Bank Financial Corp. (Class A) (a)(b)	970	23,164
Capital City Bank Group, Inc. (b)	504	6,824
Cardinal Financial Corp. (b)	1,111	18,965
Cascade Bancorp (a)(b)	1,136	5,737
Cathay General Bancorp (b)	2,965	73,621
Centerstate Banks, Inc. (b)	1,046	10,826
Central Pacific Financial Corp.	613	10,991
Century Bancorp, Inc. (Class A) (b)	126	4,362
Chemical Financial Corp.	1,097	29,498
Citizens & Northern Corp. (b)	481	9,139
City Holding Co.	597	25,152
CNB Financial Corp. (b)	521	8,180
CoBiz Financial, Inc. (b)	1,344	15,026
Columbia Banking System, Inc.	1,923	47,710
Community Bank System, Inc.	1,525	51,225
Community Trust Bancorp, Inc. (b)	573	19,270
CommunityOne Bancorp (a)	391	3,449
ConnectOne Bancorp, Inc.	899	17,126

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

CU Bancorp (a)(b)	358	$6,730
Customers Bancorp, Inc. (a)	774	13,901
CVB Financial Corp. (b)	3,813	54,716
Eagle Bancorp, Inc. (a)(b)	849	27,015
Enterprise Bancorp, Inc.	270	5,087
Enterprise Financial Services Corp. (b)	651	10,885
F.N.B. Corp. (b)	5,991	71,832
FCB Financial Holdings, Inc. (Class A) (a)	300	6,813
Fidelity Southern Corp. (b)	553	7,576
Financial Institutions, Inc. (b)	535	12,027
First Bancorp	742	11,887
First Bancorp, Inc. (b)	373	6,218
First BanCorp- Puerto Rico (a)(b)	3,749	17,808
First Busey Corp. (b)	2,772	15,440
First Business Financial Services, Inc. (b)	143	6,278
First Citizens BancShares, Inc. (Class A)	273	59,140
First Commonwealth Financial Corp. (b)	3,169	26,588
First Community Bancshares, Inc. (b)	736	10,517
First Connecticut Bancorp, Inc. (b)	669	9,700
First Financial Bancorp	2,232	35,333
First Financial Bankshares, Inc. (b)	2,406	66,863
First Financial Corp. (b)	435	13,463
First Interstate Bancsystem, Inc.	664	17,642
First Merchants Corp. (b)	1,173	23,706
First Midwest Bancorp, Inc. (b)	2,882	46,371
First NBC Bank Holding Co. (a)	540	17,685
FirstMerit Corp.	5,953	104,773
Flushing Financial Corp.	1,204	21,997
German American Bancorp, Inc. (b)	484	12,492
Glacier Bancorp, Inc. (b)	2,771	71,658
Great Southern Bancorp, Inc.	399	12,106
Guaranty Bancorp (b)	561	7,579
Hampton Roads Bankshares, Inc. (a)	1,294	1,980
Hancock Holding Co.	2,966	95,060
Hanmi Financial Corp.	1,190	23,990
Heartland Financial USA, Inc. (b)	553	13,206
Heritage Commerce Corp. (b)	808	6,634
Heritage Financial Corp. (b)	1,101	17,440
Heritage Oaks Bancorp (b)	687	4,809
Home Bancshares, Inc. (b)	1,946	57,232
HomeTrust Bancshares, Inc. (a)(b)	808	11,805
Horizon Bancorp (b)	319	7,350
Hudson Valley Holding Corp. (b)	668	12,124
IBERIABANK Corp. (b)	1,131	70,699
Independent Bank Corp.	824	9,822
Independent Bank Corp.-Massachusetts (b)	895	31,969
Independent Bank Group, Inc. (b)	325	15,421
International Bancshares Corp. (b)	2,031	50,095
Investors Bancorp, Inc. (b)	12,899	130,667
Lakeland Bancorp, Inc.	1,435	14,006
Lakeland Financial Corp. (b)	632	23,700
Macatawa Bank Corp. (b)	867	4,162
MainSource Financial Group, Inc. (b)	790	13,627
MB Financial, Inc.	2,503	69,283
Mercantile Bank Corp. (b)	609	11,601
Merchants Bancshares, Inc. (b)	234	6,596
Metro Bancorp, Inc. (a)	543	13,168
MidSouth Bancorp, Inc. (b)	306	5,722
MidWestOne Financial Group, Inc.	252	5,798
National Bankshares, Inc.	273	7,578
National Penn Bancshares, Inc.	4,479	43,491
NBT Bancorp, Inc.	1,687	37,991
NewBridge Bancorp (a)(b)	813	6,171
Northrim BanCorp, Inc.	250	6,607
OFG Bancorp	1,765	26,440
Old Line Bancshares, Inc.	304	4,706
Old National Bancorp	4,333	56,199
OmniAmerican Bancorp, Inc.	445	11,566
Opus Bank (a)(b)	193	5,912
Pacific Continental Corp. (b)	701	9,008
Pacific Premier Bancorp, Inc. (a)(b)	616	8,655
Palmetto Bancshares, Inc.	162	2,291
Park National Corp. (b)	489	36,880
Park Sterling Corp.	1,713	11,357
Peapack Gladstone Financial Corp. (b)	271	4,742
Penns Woods Bancorp, Inc. (b)	180	7,605
Peoples Bancorp, Inc. (b)	417	9,904
Peoples Financial Services Corp.	273	12,555
Pinnacle Financial Partners, Inc.	1,349	48,699
Preferred Bank (a)(b)	452	10,179
PrivateBancorp, Inc. (b)	2,586	77,347
Prosperity Bancshares, Inc.	2,504	143,154
Renasant Corp.	1,151	31,135
Republic Bancorp, Inc. (Class A)	360	8,528
Republic First Bancorp, Inc. (a)(b)	1,113	4,330
S&T Bancorp, Inc. (b)	1,133	26,580
Sandy Spring Bancorp, Inc. (b)	940	21,517
Seacoast Banking Corp. of Florida (a)(b)	490	5,356
Sierra Bancorp (b)	471	7,894
Simmons First National Corp.	646	24,884
South State Corp.	831	46,469
Southside Bancshares, Inc. (b)	702	23,341
Southwest Bancorp, Inc.	742	12,169
Square 1 Financial, Inc. (Class A) (a)	252	4,846
State Bank Financial Corp.	1,222	19,845
Sterling Bancorp (b)	3,185	40,736
Stock Yards Bancorp, Inc. (b)	517	15,562
Stonegate Bank	360	9,270
Suffolk Bancorp	445	8,637
Sun Bancorp, Inc. (a)	304	5,505
Susquehanna Bancshares, Inc.	6,562	65,620
Talmer Bancorp, Inc. (Class A)	683	9,446
Texas Capital Bancshares, Inc. (a)(b)	1,551	89,462
The First of Long Island Corp.	309	10,645
The National Bank Holdings Corp. (Class A) (b)	1,488	28,451
Tompkins Financial Corp.	539	23,759
TowneBank (b)	938	12,738
Trico Bancshares	615	13,911
Tristate Capital Holdings, Inc. (a)	793	7,192
Trustmark Corp.	2,342	53,948
UMB Financial Corp. (b)	1,344	73,315
Umpqua Holdings Corp.	6,004	98,886
Union Bankshares Corp.	1,546	35,713
United Bankshares, Inc. (b)	2,432	75,222
United Community Banks, Inc. (b)	1,890	31,109

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Univest Corp. of Pennsylvania	648	$12,150
Valley National Bancorp (b)	7,216	69,923
ViewPoint Financial Group	1,533	36,700
Washington Trust Bancorp, Inc. (b)	539	17,782
Webster Financial Corp.	3,256	94,880
WesBanco, Inc.	976	29,856
West Bancorporation, Inc. (b)	526	7,432
Westamerica Bancorporation (b)	952	44,287
Western Alliance Bancorp (a)	2,824	67,494
Wilshire Bancorp, Inc. (b)	2,756	25,438
Wintrust Financial Corp. (b)	1,677	74,912
Yadkin Financial Corp. (a)	650	11,804

		4,465,736

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)	310	68,746
Coca-Cola Hellenic Bottling Co. (b)	195	14,553
Craft Brew Alliance, Inc. (a)	396	5,702
National Beverage Corp. (a)(b)	435	8,482

		97,483

BIOTECHNOLOGY — 4.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,909	72,027
Acceleron Pharma, Inc. (a)(b)	595	17,993
Achillion Pharmaceuticals, Inc. (a)(b)	3,707	36,996
Acorda Therapeutics, Inc. (a)	1,527	51,735
Actinium Pharmaceuticals, Inc. (a)	686	4,596
Aegerion Pharmaceuticals, Inc. (a)(b)	1,102	36,785
Agenus, Inc. (a)	2,246	6,985
Agios Pharmaceuticals, Inc. (a)	485	29,755
Akebia Therapeutics, Inc. (a)	284	6,285
Alder Biopharmaceuticals, Inc. (a)	289	3,665
AMAG Pharmaceuticals, Inc. (a)(b)	814	25,975
Anacor Pharmaceuticals, Inc. (a)	1,268	31,028
Applied Genetic Technologies Corp. (a)(b)	176	3,275
Arena Pharmaceuticals, Inc. (a)	8,328	34,894
ARIAD Pharmaceuticals, Inc. (a)(b)	5,934	32,044
Array BioPharma, Inc. (a)(b)	4,249	15,169
Arrowhead Research Corp. (a)(b)	1,871	27,635
Auspex Pharmaceuticals, Inc. (a)	284	7,290
Avalanche Biotechnologies, Inc. (a)	300	10,257
BioCryst Pharmaceuticals, Inc. (a)	2,531	24,753
BioSpecifics Technologies Corp. (a)	100	3,530
Biotime, Inc. (a)	1,149	3,608
Bluebird Bio, Inc. (a)	823	29,529
Cara Therapeutics, Inc. (a)	211	1,770
Celldex Therapeutics, Inc. (a)(b)	3,201	41,485
Cellular Dynamics International, Inc. (a)	67	471
Cepheid, Inc. (a)(b)	2,498	109,987
ChemoCentryx, Inc. (a)(b)	899	4,045
Chimerix, Inc. (a)(b)	970	26,791
Clovis Oncology, Inc. (a)(b)	886	40,189
CTI BioPharma Corp. (a)(b)	3,811	9,223
Cytokinetics, Inc. (a)(b)	721	2,538
Cytori Therapeutics, Inc. (a)(b)	2,355	1,592
CytRx Corp. (a)	2,012	5,110
Dendreon Corp. (a)(b)	5,993	8,630
Dicerna Pharmaceuticals, Inc. (a)	140	1,782
Durata Therapeutics, Inc. (a)	436	5,528
Dyax Corp. (a)(b)	5,050	51,106
Dynavax Technologies Corp. (a)	11,203	16,020
Eleven Biotherapeutics, Inc. (a)	176	1,961
Emergent Biosolutions, Inc. (a)(b)	1,030	21,949
Enanta Pharmaceuticals, Inc. (a)	375	14,839
Epizyme, Inc. (a)(b)	464	12,579
Esperion Therapeutics, Inc. (a)(b)	215	5,259
Exact Sciences Corp. (a)(b)	3,025	58,624
Exelixis, Inc. (a)(b)	7,732	11,830
Five Prime Therapeutics, Inc. (a)(b)	625	7,331
Flexion Therapeutics, Inc. (a)(b)	178	3,250
Foundation Medicine, Inc. (a)	505	9,575
Galectin Therapeutics, Inc. (a)(b)	646	3,249
Galena Biopharma, Inc. (a)(b)	3,618	7,453
Genocea Biosciences, Inc. (a)	146	1,321
Genomic Health, Inc. (a)	643	18,203
Geron Corp. (a)(b)	5,849	11,698
Halozyme Therapeutics, Inc. (a)	3,667	33,370
Heron Therapeutics, Inc. (a)(b)	631	5,256
Hyperion Therapeutics, Inc. (a)	592	14,930
Idera Pharmaceuticals, Inc. (a)(b)	2,173	4,976
ImmunoGen, Inc. (a)(b)	3,235	34,259
Immunomedics, Inc. (a)(b)	2,641	9,825
Infinity Pharmaceuticals, Inc. (a)	1,831	24,572
Inovio Pharmaceuticals, Inc. (a)(b)	2,172	21,394
Insmed, Inc. (a)(b)	1,943	25,356
Insys Therapeutics, Inc. (a)	363	14,077
Intrexon Corp. (a)	1,290	23,968
Ironwood Pharmaceuticals, Inc. (a)	4,357	56,445
Isis Pharmaceuticals, Inc. (a)(b)	4,231	164,290
Karyopharm Therapeutics, Inc. (a)(b)	417	14,570
Keryx Biopharmaceuticals, Inc. (a)(b)	3,359	46,186
Kindred Biosciences, Inc. (a)(b)	289	2,673
Kite Pharma, Inc. (a)	300	8,550
KYTHERA Biopharmaceuticals, Inc. (a)(b)	630	20,639
Lexicon Pharmaceuticals, Inc. (a)(b)	8,706	12,275
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	751	35,289
MacroGenics, Inc. (a)	717	14,985
MannKind Corp. (a)(b)	8,216	48,557
Merrimack Pharmaceuticals, Inc. (a)(b)	3,759	33,004
MiMedx Group, Inc. (a)(b)	3,022	21,547
Mirati Therapeutics, Inc. (a)(b)	253	4,430
Momenta Pharmaceuticals, Inc. (a)(b)	1,797	20,378
Nanoviricides, Inc. (a)	1,443	4,329
Navidea Biopharmaceuticals, Inc. (a)	4,015	5,300
NeoStem, Inc. (a)(b)	849	4,695
Neuralstem, Inc. (a)(b)	2,472	8,108
Neurocrine Biosciences, Inc. (a)(b)	2,857	44,769
NewLink Genetics Corp. (a)(b)	792	16,965
Northwest Biotherapeutics, Inc. (a)(b)	1,279	6,433
Novavax, Inc. (a)(b)	9,081	37,868
NPS Pharmaceuticals, Inc. (a)(b)	3,942	102,492
Ohr Pharmaceutical, Inc. (a)(b)	755	5,474
OncoMed Pharmaceuticals, Inc. (a)(b)	451	8,537
Oncothyreon, Inc. (a)	2,549	4,894
Ophthotech Corp. (a)(b)	502	19,543
OPKO Health, Inc. (a)(b)	7,108	60,489
Orexigen Therapeutics, Inc. (a)(b)	4,295	18,297
Organovo Holdings, Inc. (a)	2,249	14,326

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Osiris Therapeutics, Inc. (a)(b)	597	$7,516
Otonomy, Inc. (a)	300	7,200
OvaScience, Inc. (a)(b)	703	11,670
PDL BioPharma, Inc.	6,095	45,530
Peregrine Pharmaceuticals, Inc. (a)	4,963	6,750
Portola Pharmaceuticals, Inc. (a)(b)	1,329	33,597
Progenics Pharmaceuticals, Inc. (a)(b)	1,928	10,006
Prothena Corp. PLC (a)(b)	1,062	23,534
PTC Therapeutics, Inc. (a)	796	35,032
Puma Biotechnology, Inc. (a)(b)	859	204,932
Radius Health, Inc. (a)	300	6,300
Raptor Pharmaceutical Corp. (a)(b)	2,230	21,386
Receptos, Inc. (a)	679	42,173
Regulus Therapeutics, Inc. (a)(b)	306	2,090
Repligen Corp. (a)(b)	1,191	23,713
Retrophin, Inc. (a)	682	6,152
Rigel Pharmaceuticals, Inc. (a)(b)	3,330	6,460
Sage Therapeutics, Inc. (a)	200	6,300
Sangamo Biosciences, Inc. (a)(b)	2,531	27,297
Sarepta Therapeutics, Inc. (a)	1,549	32,684
Spectrum Pharmaceuticals, Inc. (a)(b)	2,359	19,202
Stemline Therapeutics, Inc. (a)	304	3,788
Sunesis Pharmaceuticals, Inc. (a)(b)	2,118	15,123
Synageva BioPharma Corp. (a)(b)	796	54,749
Synergy Pharmaceuticals, Inc. (a)(b)	2,844	7,921
Synta Pharmaceuticals Corp. (a)(b)	2,828	8,512
TESARO, Inc. (a)(b)	698	18,790
TG Therapeutics, Inc. (a)	1,077	11,492
Threshold Pharmaceuticals, Inc. (a)(b)	1,711	6,177
Ultragenyx Pharmaceutical, Inc. (a)	249	14,093
Vanda Pharmaceuticals, Inc. (a)(b)	1,273	13,214
Verastem, Inc. (a)(b)	609	5,189
Versartis, Inc. (a)	251	4,766
Vital Therapies, Inc. (a)(b)	181	3,694
Xencor, Inc. (a)	554	5,158
XOMA Corp. (a)(b)	3,197	13,459
ZIOPHARM Oncology, Inc. (a)	2,214	5,845

		2,881,011

BUILDING PRODUCTS — 0.8%
AAON, Inc. (b)	1,614	27,454
Advanced Drainage Systems, Inc. (a)	600	12,570
American Woodmark Corp. (a)	500	18,430
Apogee Enterprises, Inc. (b)	1,082	43,063
Builders FirstSource, Inc. (a)(b)	1,693	9,227
Continental Building Products, Inc. (a)	544	7,942
Gibraltar Industries, Inc. (a)(b)	1,159	15,867
Griffon Corp.	1,567	17,848
Insteel Industries, Inc. (b)	687	14,125
Masonite International Corp. (a)(b)	1,059	58,647
NCI Building Systems, Inc. (a)(b)	1,089	21,127
Norcraft Cos, Inc. (a)	166	2,648
Nortek, Inc. (a)	344	25,628
Patrick Industries, Inc. (a)(b)	229	9,700
PGT, Inc. (a)	1,925	17,941
Ply Gem Holdings, Inc. (a)(b)	504	5,463
Quanex Building Products Corp. (b)	1,420	25,688
Simpson Manufacturing Co., Inc.	1,532	44,658
Trex Co., Inc. (a)(b)	1,147	39,652
Universal Forest Products, Inc.	759	32,417

		450,095

CAPITAL MARKETS — 1.6%
Actua Corp. (a)	1,402	22,460
Arlington Asset Investment Corp. (Class A)	735	18,676
BGC Partners, Inc. (Class A) (b)	6,275	46,623
Calamos Asset Management, Inc. (Class A) (b)	813	9,162
CIFC Corp.	270	2,443
Cohen & Steers, Inc.	722	27,754
CorEnergy Infrastructure Trust, Inc. (b)	1,141	8,535
Cowen Group, Inc. (Class A) (a)(b)	3,421	12,829
Diamond Hill Investment Group, Inc. (b)	108	13,289
Evercore Partners, Inc. (Class A)	1,186	55,742
FBR & Co. (a)(b)	326	8,972
Financial Engines, Inc. (b)	1,854	63,435
FXCM, Inc. (Class A) (b)	1,785	28,292
GAMCO Investors, Inc. (Class A)	232	16,412
GFI Group, Inc. (b)	2,538	13,731
Greenhill & Co., Inc. (b)	1,024	47,606
HFF, Inc. (Class A)	1,119	32,395
Intl. FCStone, Inc. (a)(b)	535	9,266
Investment Technology Group, Inc. (a)(b)	1,442	22,726
Janus Capital Group, Inc. (b)	5,220	75,899
KCG Holdings, Inc. (Class A) (a)	1,904	19,288
Ladenburg Thalmann Financial Services, Inc. (a)(b)	3,996	16,943
Manning & Napier, Inc.	526	8,832
Marcus & Millichap, Inc. (a)	357	10,803
Moelis & Co. (b)	267	9,118
Oppenheimer Holdings, Inc. (Class A)	378	7,654
Piper Jaffray Co., Inc. (a)	629	32,859
Pzena Investment Management, Inc. (Class A) (b)	435	4,154
RCS Capital Corp. (Class A)	465	10,472
Safeguard Scientifics, Inc. (a)(b)	808	14,867
Silvercrest Asset Management Group, Inc. (Class A)	254	3,459
Stifel Financial Corp. (a)	2,393	112,208
SWS Group, Inc. (a)	1,114	7,675
Virtus Investment Partners, Inc.	254	44,120
Walter Investment Management Corp. (a)(b)	1,417	31,103
Westwood Holdings Group, Inc.	268	15,193
WisdomTree Investments, Inc. (a)(b)	3,725	42,390

		927,385

CHEMICALS — 2.3%
A. Schulman, Inc.	1,004	36,305
Advanced Emissions Solutions, Inc. (a)	737	15,676
American Vanguard Corp. (b)	1,096	12,275
Axiall Corp. (b)	2,518	90,170
Balchem Corp. (b)	1,119	63,302
Calgon Carbon Corp. (a)	1,833	35,524
Chase Corp. (b)	251	7,811
Chemtura Corp. (a)	3,357	78,319
Ferro Corp. (a)(b)	2,785	40,355
Flotek Industries, Inc. (a)(b)	1,940	50,576
FutureFuel Corp.	844	10,035
H.B. Fuller Co. (b)	1,800	71,460

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Hawkins, Inc. (b)	340	$12,226
Innophos Holdings, Inc.	831	45,780
Innospec, Inc. (b)	881	31,628
Intrepid Potash, Inc. (a)(b)	2,083	32,182
KMG Chemicals, Inc. (b)	288	4,689
Koppers Holdings, Inc.	807	26,760
Kraton Performance Polymers, Inc. (a)	1,226	21,835
Kronos Worldwide, Inc. (b)	752	10,363
Landec Corp. (a)(b)	971	11,895
LSB Industries, Inc. (a)	733	26,175
Marrone Bio Innovations, Inc. (a)(b)	71	189
Minerals Technologies, Inc. (b)	1,281	79,051
Olin Corp. (b)	2,846	71,861
OM Group, Inc. (b)	1,224	31,763
Omnova Solutions, Inc. (a)	1,801	9,671
PolyOne Corp.	3,395	120,794
Quaker Chemical Corp. (b)	507	36,347
Rentech, Inc. (a)(b)	8,647	14,786
Senomyx, Inc. (a)(b)	1,532	12,562
Sensient Technologies Corp.	1,783	93,340
Stepan Co.	724	32,131
Taminco Corp. (a)	1,025	26,752
Trecora Resources (a)	772	9,557
Tredegar Corp.	952	17,526
Trinseo SA (a)	400	6,292
Tronox, Ltd. (Class A), (Class A)	2,212	57,623
Zep, Inc.	868	12,169

		1,367,755

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	2,085	53,564
ACCO Brands Corp. (a)(b)	4,351	30,022
ARC Document Solutions, Inc. (a)(b)	1,383	11,202
Brady Corp. (Class A) (b)	1,743	39,113
Casella Waste Systems, Inc. (Class A) (a)(b)	1,473	5,671
Ceco Environmental Corp. (b)	634	8,496
Cenveo, Inc. (a)(b)	2,036	5,029
Civeo Corp.	3,380	39,242
Deluxe Corp.	1,799	99,233
Ennis, Inc.	1,006	13,249
G & K Services, Inc. (Class A) (b)	741	41,036
Healthcare Services Group, Inc. (b)	2,604	74,500
Heritage-Crystal Clean, Inc. (a)(b)	343	5,097
Herman Miller, Inc.	2,232	66,625
HNI Corp. (b)	1,620	58,304
Innerworkings, Inc. (a)(b)	992	8,025
Interface, Inc. (b)	2,536	40,931
Kimball International, Inc. (Class B) (b)	1,206	18,150
Knoll, Inc. (b)	1,838	31,816
Matthews International Corp. (Class A)	1,169	51,307
McGrath Rentcorp (b)	952	32,558
Mobile Mini, Inc. (b)	1,677	58,645
MSA Safety, Inc. (b)	1,060	52,364
Multi-Color Corp. (b)	471	21,421
NL Industries, Inc. (b)	252	1,855
Performant Financial Corp. (a)(b)	723	5,842
Quad Graphics, Inc.	920	17,710
SP Plus Corp. (a)(b)	580	10,997
Steelcase, Inc. (Class A) (b)	2,972	48,117
Team, Inc. (a)(b)	792	30,025
Tetra Tech, Inc. (b)	2,446	61,101
The Brink’s Co. (b)	1,838	44,185
UniFirst Corp.	508	49,068
United Stationers, Inc. (b)	1,479	55,566
US Ecology, Inc.	814	38,063
Viad Corp.	790	16,313
West Corp. (b)	1,387	40,861

		1,285,303

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	2,030	41,676
Alliance Fiber Optic Products, Inc. (b)	414	5,146
Applied Optoelectronics, Inc. (a)(b)	536	8,630
Aruba Networks, Inc. (a)	3,903	84,227
Bel Fuse, Inc. (Class B) (b)	381	9,426
Black Box Corp. (b)	628	14,645
CalAmp Corp. (a)(b)	1,344	23,681
Calix, Inc. (a)	1,509	14,441
Ciena Corp. (a)(b)	3,796	63,469
Clearfield, Inc. (a)(b)	413	5,257
Comtech Telecommunications Corp.	589	21,881
Digi International, Inc. (a)(b)	994	7,455
Emulex Corp. (a)(b)	2,699	13,333
Extreme Networks, Inc. (a)(b)	3,492	16,727
Finisar Corp. (a)(b)	3,492	58,072
Harmonic, Inc. (a)(b)	3,417	21,664
Infinera Corp. (a)	4,708	50,234
InterDigital, Inc. (b)	1,458	58,058
Ixia (a)	2,157	19,715
KVH Industries, Inc. (a)(b)	598	6,769
Netgear, Inc. (a)	1,387	43,344
Numerex Corp. (Class A) (a)(b)	508	5,324
Oclaro, Inc. (a)	3,368	4,816
Oplink Communications, Inc. (b)	736	12,379
Parkervision, Inc. (a)(b)	3,252	3,707
Plantronics, Inc.	1,533	73,247
Polycom, Inc. (a)	4,981	61,192
Procera Networks, Inc. (a)(b)	787	7,539
Ruckus Wireless, Inc. (a)	2,335	31,196
ShoreTel, Inc. (a)	2,198	14,617
Sonus Networks, Inc. (a)(b)	8,850	30,267
Tessco Technologies, Inc.	213	6,175
Ubiquiti Networks, Inc. (a)	1,076	40,382
ViaSat, Inc. (a)(b)	1,490	82,129

		960,820

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	1,281	28,502
Ameresco, Inc. (Class A) (a)(b)	741	5,076
Argan, Inc.	398	13,285
Comfort Systems USA, Inc. (b)	1,419	19,228
Dycom Industries, Inc. (a)	1,239	38,050
EMCOR Group, Inc.	2,418	96,623
Furmanite Corp. (a)	1,440	9,734
Granite Construction, Inc.	1,494	47,524
Great Lakes Dredge & Dock Corp. (a)(b)	2,283	14,109
Layne Christensen Co. (a)(b)	772	7,496
Mastec, Inc. (a)(b)	2,448	74,958
MYR Group, Inc. (a)(b)	795	19,144
Northwest Pipe Co. (a)	373	12,719

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Orion Marine Group, Inc. (a)(b)	1,028	$10,259
Pike Corp. (a)	974	11,581
Primoris Services Corp.	1,309	35,134
Sterling Construction Co., Inc. (a)(b)	597	4,579
Tutor Perini Corp. (a)	1,420	37,488

		485,489

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. (a)	2,806	35,187
United States Lime & Minerals, Inc. (b)	72	4,185
US Concrete, Inc. (a)	541	14,142

		53,514

CONSUMER FINANCE — 0.7%
Cash America International, Inc. (b)	970	42,486
Consumer Portfolio Services, Inc. (a)(b)	629	4,032
Credit Acceptance Corp. (a)(b)	284	35,804
Encore Capital Group, Inc. (a)(b)	969	42,936
Ezcorp, Inc. (Class A) (a)	1,946	19,285
First Cash Financial Services, Inc. (a)(b)	1,006	56,316
Green Dot Corp. (Class A) (a)(b)	1,240	26,214
JG Wentworth Co. (a)	219	2,713
Nelnet, Inc. (Class A)	754	32,490
Nicholas Financial, Inc.	399	4,624
Portfolio Recovery Associates, Inc. (a)(b)	1,799	93,962
Regional Management Corp. (a)	503	9,029
Springleaf Holdings, Inc. (a)(b)	808	25,799
World Acceptance Corp. (a)	307	20,723

		416,413

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (a)(b)	175	6,627
Berry Plastics Group, Inc. (a)	3,241	81,803
Graphic Packaging Holding Co. (a)	11,776	146,376
Myers Industries, Inc.	1,082	19,086
UFP Technologies, Inc. (a)	216	4,748

		258,640

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	877	46,516
Pool Corp.	1,620	87,351
VOXX International Corp. (a)(b)	697	6,482
Weyco Group, Inc. (b)	255	6,403

		146,752

DIVERSIFIED CONSUMER SERVICES — 1.0%
2U, Inc. (a)	364	5,675
American Public Education, Inc. (a)(b)	682	18,407
Ascent Capital Group Inc (Class A) (a)(b)	469	28,234
Bridgepoint Education, Inc. (a)(b)	541	6,038
Bright Horizons Family Solutions, Inc. (a)(b)	1,111	46,729
Capella Education Co.	427	26,730
Career Education Corp. (a)(b)	1,906	9,683
Carriage Services, Inc. (b)	594	10,294
Chegg, Inc. (a)	2,660	16,598
Collectors Universe, Inc.	250	5,500
Education Management Corp. (a)(b)	988	1,077
Grand Canyon Education, Inc. (a)	1,636	66,700
Houghton Mifflin Harcourt Co. (a)	3,925	76,302
ITT Educational Services, Inc. (a)	898	3,852
K12, Inc. (a)	1,239	19,774
Liberty Tax, Inc. (a)	196	6,331
LifeLock, Inc. (a)	2,899	41,427
Regis Corp. (b)	1,425	22,743
Sotheby’s	2,193	78,334
Steiner Leisure, Ltd. (a)	561	21,088
Strayer Education, Inc. (a)	417	24,970
Universal Technical Institute, Inc.	824	7,704
Weight Watchers International, Inc. (b)	1,003	27,522

		571,712

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Gain Capital Holdings, Inc. (b)	1,136	7,236
MarketAxess Holdings, Inc.	1,352	83,635
Marlin Business Services Corp. (b)	306	5,606
NewStar Financial, Inc. (a)(b)	993	11,161
PHH Corp. (a)(b)	2,191	48,991
Pico Holdings, Inc. (a)(b)	880	17,556
Resource America, Inc. (Class A) (b)	454	4,227

		178,412

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)(b)	3,313	22,131
Atlantic Tele-Network, Inc. (b)	338	18,218
Cincinnati Bell, Inc. (a)(b)	7,964	26,839
Cogent Communications Holdings, Inc.	1,674	56,263
Consolidated Communications Holdings, Inc. (b)	1,527	38,251
Enventis Corp. (b)	526	9,563
Fairpoint Communications, Inc. (a)	809	12,272
General Communication, Inc. (Class A) (a)	1,119	12,208
Globalstar, Inc. (a)(b)	9,892	36,205
Hawaiian Telcom Holdco, Inc. (a)	399	10,250
IDT Corp. (Class B) (b)	558	8,961
inContact, Inc. (a)(b)	1,908	16,590
Inteliquent, Inc. (b)	1,239	15,426
Intelsat SA (a)(b)	985	16,883
Iridium Communications, Inc. (a)(b)	3,061	27,090
Lumos Networks Corp. (b)	521	8,466
magicJack VocalTec, Ltd. (a)	723	7,122
ORBCOMM, Inc. (a)(b)	1,136	6,532
Premiere Global Services, Inc. (a)	1,838	22,001
Vonage Holdings Corp. (a)	5,607	18,391

		389,662

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	1,527	67,783
Cleco Corp.	2,173	104,630
El Paso Electric Co. (b)	1,401	51,207
IDACORP, Inc. (b)	1,815	97,302
MGE Energy, Inc. (b)	1,203	44,824
NRG Yield, Inc. (Class A) (b)	902	42,439
Otter Tail Corp. (b)	1,383	36,885
PNM Resources, Inc.	2,791	69,524
Portland General Electric Co.	2,875	92,345
The Empire District Electric Co.	1,635	39,485

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

UIL Holdings Corp. (b)	2,033	$71,968
Unitil Corp. (b)	535	16,633

		735,025

ELECTRICAL EQUIPMENT — 1.0%
AZZ, Inc. (b)	987	41,227
Capstone Turbine Corp. (a)(b)	11,244	12,031
Encore Wire Corp. (b)	723	26,816
EnerSys	1,691	99,160
Enphase Energy, Inc. (a)	578	8,664
Franklin Electric Co., Inc.	1,669	57,981
FuelCell Energy, Inc. (a)	7,517	15,710
Generac Holdings, Inc. (a)(b)	2,479	100,499
General Cable Corp.	1,748	26,360
Global Power Equipment Group, Inc. (b)	651	9,700
GrafTech International, Ltd. (a)	4,477	20,505
LSI Industries, Inc.	814	4,941
Plug Power, Inc. (a)(b)	6,022	27,641
Polypore International, Inc. (a)(b)	1,632	63,501
Powell Industries, Inc.	342	13,974
Power Solutions International, Inc. (a)(b)	162	11,178
PowerSecure International, Inc. (a)(b)	841	8,057
Preformed Line Products Co. (b)	105	5,540
Revolution Lighting Technologies, Inc. (a)(b)	1,077	1,809
Thermon Group Holdings, Inc. (a)	1,212	29,597
Vicor Corp. (a)	702	6,599

		591,490

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilysys, Inc. (a)(b)	538	6,311
Anixter International, Inc.	976	82,804
Badger Meter, Inc. (b)	553	27,899
Belden, Inc.	1,578	101,024
Benchmark Electronics, Inc. (a)	1,868	41,488
Checkpoint Systems, Inc. (a)(b)	1,550	18,956
Cognex Corp. (a)(b)	3,130	126,045
Coherent, Inc. (a)(b)	915	56,154
Control4 Corp. (a)	450	5,819
CTS Corp. (b)	1,262	20,053
CUI Global, Inc. (a)	740	5,358
Daktronics, Inc. (b)	1,387	17,046
DTS, Inc. (a)	735	18,559
Electro Rent Corp. (b)	755	10,396
Electro Scientific Industries, Inc. (b)	898	6,097
Fabrinet (a)(b)	1,344	19,622
FARO Technologies, Inc. (a)(b)	651	33,038
FEI Co.	1,524	114,940
GSI Group, Inc. (a)	1,168	13,420
II-VI, Inc. (a)	1,923	22,634
Insight Enterprises, Inc. (a)	1,475	33,379
InvenSense, Inc. (a)(b)	2,567	50,647
Itron, Inc. (a)	1,366	53,697
Kemet Corp. (a)(b)	1,707	7,033
Littelfuse, Inc.	795	67,718
Maxwell Technologies, Inc. (a)(b)	1,095	9,548
Measurement Specialties, Inc. (a)	580	49,654
Mercury Computer Systems, Inc. (a)(b)	1,227	13,509
Mesa Laboratories, Inc.	106	6,125
Methode Electronics, Inc. (Class A) (b)	1,407	51,876
MTS Systems Corp. (b)	517	35,290
Multi-Fineline Electronix, Inc. (a)(b)	323	3,020
Newport Corp. (a)	1,489	26,385
OSI Systems, Inc. (a)	697	44,246
Park Electrochemical Corp.	808	19,028
PC Connection, Inc.	358	7,686
Plexus Corp. (a)	1,172	43,282
RealD, Inc. (a)(b)	1,551	14,533
Rofin-Sinar Technologies, Inc. (a)	1,079	24,882
Rogers Corp. (a)(b)	625	34,225
Sanmina Corp. (a)	2,967	61,892
Scansource, Inc. (a)	1,066	36,873
Speed Commerce, Inc. (a)(b)	1,597	4,392
SYNNEX Corp. (a)	1,043	67,409
TTM Technologies, Inc. (a)	2,000	13,620
Universal Display Corp. (a)(b)	1,548	50,527
Viasystems Group, Inc. (a)	121	1,900
Vishay Precision Group, Inc. (a)	468	6,992

		1,587,031

ENERGY EQUIPMENT & SERVICES — 1.7%
Basic Energy Services, Inc. (a)(b)	1,114	24,163
Bristow Group, Inc. (b)	1,281	86,083
C&J Energy Services, Inc. (a)	1,725	52,699
CARBO Ceramics, Inc. (b)	715	42,349
CHC Group, Ltd. (a)	1,388	7,773
Dawson Geophysical Co. (b)	319	5,799
Era Group, Inc. (a)(b)	771	16,769
Exterran Holdings, Inc.	2,141	94,868
Forum Energy Technologies, Inc. (a)	2,144	65,628
Geospace Technologies Corp. (a)(b)	488	17,153
Glori Energy, Inc. (a)(b)	434	3,429
Gulf Island Fabrication, Inc. (b)	544	9,357
Gulfmark Offshore, Inc. (Class A) (b)	1,011	31,695
Helix Energy Solutions Group, Inc. (a)	3,808	84,005
Hercules Offshore, Inc. (a)(b)	6,096	13,411
Hornbeck Offshore Services, Inc. (a)(b)	1,275	41,731
ION Geophysical Corp. (a)(b)	5,161	14,399
Key Energy Services, Inc. (a)	4,729	22,888
Matrix Service Co. (a)(b)	993	23,951
McDermott International, Inc. (a)(b)	8,559	48,957
Mitcham Industries, Inc. (a)(b)	499	5,514
Natural Gas Services Group, Inc. (a)	481	11,578
Newpark Resources, Inc. (a)(b)	2,894	36,001
North Atlantic Drilling, Ltd.	2,717	18,095
Nuverra Environmental Solutions, Inc. (a)(b)	524	7,729
Parker Drilling Co. (a)	4,533	22,393
PHI, Inc. (a)(b)	467	19,217
Pioneer Energy Services Corp. (a)	2,391	33,522
RigNet, Inc. (a)(b)	463	18,728
SEACOR Holdings, Inc. (a)(b)	755	56,474
Tesco Corp. (b)	1,353	26,857
Tetra Technologies, Inc. (a)(b)	2,985	32,298
Vantage Drilling Co. (a)(b)	7,626	9,685
Willbros Group, Inc. (a)	1,533	12,770

		1,017,968

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.9%
Casey’s General Stores, Inc.	1,386	$99,376
Fairway Group Holdings Corp. (a)	543	2,031
Ingles Markets, Inc. (Class A)	434	10,281
Liberator Medical Holdings, Inc. (b)	1,584	4,958
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	345	5,617
PriceSmart, Inc. (b)	670	57,379
Roundy’s, Inc. (b)	646	1,931
SpartanNash Co.	1,385	26,938
SUPERVALU, Inc. (a)(b)	7,051	63,036
The Andersons, Inc.	1,063	66,841
The Chefs’ Warehouse, Inc. (a)(b)	643	10,455
The Fresh Market, Inc. (a)(b)	1,544	53,932
The Pantry, Inc. (a)	886	17,924
United Natural Foods, Inc. (a)	1,783	109,583
Village Super Market, Inc. (Class A)	229	5,217
Weis Markets, Inc.	427	16,666

		552,165

FOOD PRODUCTS — 1.6%
Alico, Inc. (b)	108	4,115
Annie’s, Inc. (a)	681	31,258
B&G Foods, Inc. (b)	2,011	55,403
Boulder Brands, Inc. (a)(b)	2,250	30,668
Cal-Maine Foods, Inc. (b)	558	49,846
Calavo Growers, Inc. (b)	453	20,448
Chiquita Brands International, Inc. (a)(b)	1,784	25,333
Darling Ingredients, Inc. (a)	5,900	108,088
Dean Foods Co. (b)	3,364	44,573
Diamond Foods, Inc. (a)	867	24,805
Farmer Brothers Co. (a)(b)	193	5,587
Fresh Del Monte Produce, Inc. (b)	1,308	41,725
Inventure Foods, Inc. (a)(b)	526	6,817
J&J Snack Foods Corp.	519	48,558
John B Sanfilippo & Son, Inc.	306	9,902
Lancaster Colony Corp. (b)	644	54,920
Lifeway Foods, Inc. (a)(b)	180	2,497
Limoneira Co. (b)	360	8,528
Omega Protein Corp. (a)	754	9,425
Post Holdings, Inc. (a)(b)	1,584	52,557
Sanderson Farms, Inc. (b)	808	71,064
Seaboard Corp. (a)	10	26,750
Seneca Foods Corp. (Class A) (a)	306	8,752
Snyders-Lance, Inc.	1,819	48,203
Tootsie Roll Industries, Inc. (b)	612	17,130
TreeHouse Foods, Inc. (a)	1,565	125,982

		932,934

GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	540	22,496
New Jersey Resources Corp.	1,512	76,371
Northwest Natural Gas Co. (b)	1,043	44,067
ONE Gas, Inc. (b)	1,874	64,184
Piedmont Natural Gas Co., Inc. (b)	2,881	96,600
South Jersey Industries, Inc. (b)	1,195	63,765
Southwest Gas Corp. (b)	1,727	83,898
The Laclede Group, Inc. (b)	1,569	72,802
WGL Holdings, Inc. (b)	1,872	78,849

		603,032

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abaxis, Inc. (b)	827	41,937
ABIOMED, Inc. (a)(b)	1,455	36,128
Accuray, Inc. (a)(b)	2,805	20,364
Analogic Corp. (b)	471	30,125
AngioDynamics, Inc. (a)(b)	952	13,061
Anika Therapeutics, Inc. (a)	594	21,776
Antares Pharma, Inc. (a)(b)	4,258	7,792
AtriCure, Inc. (a)	986	14,514
Atrion Corp. (b)	67	20,436
Cantel Medical Corp.	1,239	42,597
Cardiovascular Systems, Inc. (a)(b)	916	21,645
Cerus Corp. (a)	2,639	10,582
CONMED Corp. (b)	936	34,482
CryoLife, Inc.	1,047	10,334
Cyberonics, Inc. (a)(b)	971	49,676
Cynosure, Inc. (Class A) (a)	679	14,259
Derma Sciences, Inc. (a)(b)	790	6,581
DexCom, Inc. (a)(b)	2,774	110,932
Endologix, Inc. (a)(b)	2,392	25,355
Exactech, Inc. (a)	358	8,195
GenMark Diagnostics, Inc. (a)(b)	1,272	11,410
Globus Medical, Inc. (Class A) (a)(b)	2,374	46,697
Greatbatch, Inc. (a)	898	38,264
Haemonetics Corp. (a)	1,942	67,815
HealthStream, Inc. (a)	742	17,815
HeartWare International, Inc. (a)	614	47,665
ICU Medical, Inc. (a)	486	31,191
Inogen, Inc. (a)	195	4,019
Insulet Corp. (a)(b)	2,028	74,732
Integra LifeSciences Holdings Corp. (a)(b)	881	43,733
Invacare Corp. (b)	1,221	14,420
K2M Group Holdings, Inc. (a)	320	4,618
LDR Holding Corp. (a)	595	18,522
Masimo Corp. (a)(b)	1,869	39,772
Meridian Bioscience, Inc. (b)	1,586	28,056
Merit Medical Systems, Inc. (a)(b)	1,617	19,210
Natus Medical, Inc. (a)	1,134	33,464
Neogen Corp. (a)(b)	1,366	53,957
NuVasive, Inc. (a)	1,640	57,187
NxStage Medical, Inc. (a)	2,268	29,779
OraSure Technologies, Inc. (a)(b)	2,139	15,444
Orthofix International NV (a)	607	18,793
Oxford Immunotec Global PLC (a)(b)	616	9,406
PhotoMedex, Inc. (a)	555	3,441
Quidel Corp. (a)	1,065	28,616
Rockwell Medical, Inc. (a)(b)	1,470	13,436
RTI Surgical, Inc. (a)(b)	2,142	10,239
Spectranetics Corp. (a)(b)	1,543	40,997
Staar Surgical Co. (a)(b)	1,370	14,563
STERIS Corp. (b)	2,125	114,665
SurModics, Inc. (a)(b)	560	10,170
Symmetry Medical, Inc. (a)	1,419	14,318
Tandem Diabetes Care, Inc. (a)(b)	321	4,308
Thoratec Corp. (a)	2,049	54,770
Tornier NV (a)	1,280	30,592
TransEnterix, Inc. (a)(b)	1,030	4,491
TriVascular Technologies, Inc. (a)	409	5,922
Unilife Corp. (a)	3,432	7,876
Utah Medical Products, Inc.	121	5,900

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Vascular Solutions, Inc. (a)	628	$15,512
Veracyte, Inc. (a)	21	205
Volcano Corp. (a)(b)	1,848	19,663
West Pharmaceutical Services, Inc. (b)	2,607	116,689
Wright Medical Group, Inc. (a)	1,799	54,510
Zeltiq Aesthetics, Inc. (a)	1,045	23,648

		1,861,271

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)(b)	1,569	76,096
Addus HomeCare Corp. (a)	179	3,508
Adeptus Health, Inc. (Class A) (a)	200	4,980
Air Methods Corp. (a)(b)	1,456	80,881
Alliance HealthCare Services, Inc. (a)(b)	179	4,047
Almost Family, Inc. (a)(b)	306	8,314
Amedisys, Inc. (a)(b)	846	17,064
AMN Healthcare Services, Inc. (a)(b)	1,766	27,726
AmSurg Corp. (a)	1,568	78,478
Bio-Reference Laboratories, Inc. (a)	922	25,871
BioScrip, Inc. (a)(b)	2,501	17,282
BioTelemetry, Inc. (a)(b)	950	6,375
Capital Senior Living Corp. (a)(b)	1,093	23,204
Chemed Corp.	644	66,268
Corvel Corp. (a)(b)	445	15,152
Cross Country Healthcare, Inc. (a)(b)	970	9,011
ExamWorks Group, Inc. (a)(b)	1,245	40,774
Five Star Quality Care, Inc. (a)	1,651	6,224
Gentiva Health Services, Inc. (a)	1,204	20,203
Hanger, Inc. (a)(b)	1,330	27,292
HealthEquity, Inc. (a)	400	7,324
HealthSouth Corp. (b)	3,169	116,936
Healthways, Inc. (a)	1,011	16,196
HMS Holdings Corp. (a)(b)	3,055	57,587
IPC The Hospitalist Co. (a)(b)	630	28,218
Kindred Healthcare, Inc.	2,430	47,142
Landauer, Inc. (b)	373	12,313
LHC Group, Inc. (a)	450	10,440
Magellan Health, Inc. (a)(b)	1,029	56,317
Molina Healthcare, Inc. (a)(b)	1,064	45,007
MWI Veterinary Supply, Inc. (a)(b)	466	69,154
National Healthcare Corp. (b)	338	18,762
National Research Corp. (Class A) (a)(b)	381	4,957
Owens & Minor, Inc. (b)	2,335	76,448
PharMerica Corp. (a)	1,118	27,313
RadNet, Inc. (a)(b)	1,184	7,838
Select Medical Holdings Corp. (b)	2,838	34,141
Skilled Healthcare Group, Inc. (Class A) (a)	700	4,620
Surgical Care Affiliates, Inc. (a)(b)	398	10,639
Team Health Holdings, Inc. (a)	2,576	149,382
The Ensign Group, Inc. (b)	736	25,613
The Providence Service Corp. (a)(b)	391	18,917
Triple-S Management Corp. (Class B) (a)(b)	885	17,611
Universal American Corp. (a)	1,416	11,385
US Physical Therapy, Inc.	450	15,926
WellCare Health Plans, Inc. (a)	1,582	95,458

		1,544,394

HEALTH CARE TECHNOLOGY — 0.4%
Castlight Health, Inc. (Class B) (a)	468	6,056
Computer Programs and Systems, Inc. (b)	414	23,801
MedAssets, Inc. (a)(b)	2,335	48,381
Medidata Solutions, Inc. (a)	1,978	87,606
Merge Healthcare, Inc. (a)(b)	2,407	5,295
Omnicell, Inc. (a)	1,249	34,135
Vocera Communications, Inc. (a)	773	6,238

		211,512

HOTELS, RESTAURANTS & LEISURE — 3.0%
Belmond, Ltd. (Class A) (a)(b)	3,652	42,582
Biglari Holdings, Inc. (a)	69	23,443
BJ’s Restaurants, Inc. (a)(b)	796	28,648
Bloomin’ Brands, Inc. (a)	2,774	50,875
Bob Evans Farms, Inc.	937	44,358
Boyd Gaming Corp. (a)	2,954	30,013
Bravo Brio Restaurant Group, Inc. (a)(b)	756	9,805
Buffalo Wild Wings, Inc. (a)(b)	698	93,720
Caesars Acquisition Co. (Class A) (a)	1,641	15,540
Caesars Entertainment Corp. (a)	1,886	23,726
Carrols Restaurant Group, Inc. (a)(b)	1,545	10,985
Churchill Downs, Inc.	486	47,385
Chuy’s Holdings, Inc. (a)(b)	625	19,619
ClubCorp Holdings, Inc.	885	17,550
Cracker Barrel Old Country Store, Inc. (b)	715	73,781
Del Frisco’s Restaurant Group, Inc. (a)	848	16,231
Denny’s Corp. (a)(b)	3,412	23,986
Diamond Resorts International, Inc. (a)	1,274	28,996
DineEquity, Inc.	633	51,646
Einstein Noah Restaurant Group, Inc.	499	10,060
El Pollo Loco Holdings, Inc. (a)	300	10,773
Famous Dave’s of America, Inc. (a)(b)	176	4,738
Fiesta Restaurant Group, Inc. (a)(b)	1,006	49,978
Ignite Restaurant Group, Inc. (a)(b)	270	1,620
International Speedway Corp. (Class A)	1,082	34,234
Interval Leisure Group, Inc. (b)	1,511	28,785
Intrawest Resorts Holdings, Inc. (a)	769	7,436
Isle of Capri Casinos, Inc. (a)(b)	791	5,933
Jack in the Box, Inc.	1,442	98,330
Jamba, Inc. (a)(b)	630	8,959
Krispy Kreme Doughnuts, Inc. (a)(b)	2,533	43,466
La Quinta Holdings, Inc. (a)(b)	1,597	30,327
Life Time Fitness, Inc. (a)(b)	1,473	74,298
Marcus Corp.	723	11,423
Marriott Vacations Worldwide Corp. (a)	1,025	64,995
Monarch Casino & Resort, Inc. (a)	319	3,799
Morgans Hotel Group Co. (a)	972	7,844
Multimedia Games Holding Co., Inc. (a)	1,102	39,683
Nathan’s Famous, Inc. (a)	108	7,311
Noodles & Co. (a)	392	7,522
Papa John’s International, Inc.	1,101	44,029
Penn National Gaming, Inc. (a)(b)	2,825	31,668
Pinnacle Entertainment, Inc. (a)(b)	2,229	55,926
Popeyes Louisiana Kitchen, Inc. (a)	916	37,098
Potbelly Corp. (a)(b)	702	8,185

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Red Robin Gourmet Burgers, Inc. (a)	543	$30,897
Ruby Tuesday, Inc. (a)(b)	2,322	13,677
Ruth’s Hospitality Group, Inc.	1,365	15,070
Scientific Games Corp. (Class A) (a)(b)	1,766	19,020
Sonic Corp. (a)(b)	1,960	43,826
Speedway Motorsports, Inc. (b)	431	7,353
Texas Roadhouse, Inc. (b)	2,623	73,024
The Cheesecake Factory, Inc. (b)	1,801	81,946
Vail Resorts, Inc.	1,309	113,569
Zoe’s Kitchen, Inc. (a)(b)	212	6,521

		1,786,212

HOUSEHOLD DURABLES — 1.1%
Beazer Homes USA, Inc. (a)(b)	939	15,756
Cavco Industries, Inc. (a)(b)	346	23,528
CSS Industries, Inc.	319	7,736
Ethan Allen Interiors, Inc. (b)	939	21,409
Flexsteel Industries, Inc.	180	6,071
Helen of Troy, Ltd. (a)	993	52,152
Hovnanian Enterprises, Inc. (Class A) (a)(b)	4,281	15,711
Installed Building Products, Inc. (a)(b)	327	4,594
iRobot Corp. (a)	1,061	32,308
KB Home	2,899	43,311
La-Z-Boy, Inc.	2,011	39,798
LGI Homes, Inc. (a)(b)	560	10,282
Libbey, Inc. (a)(b)	790	20,745
Lifetime Brands, Inc.	377	5,772
M.D.C. Holdings, Inc. (b)	1,507	38,157
M/I Homes, Inc. (a)	921	18,254
Meritage Homes Corp. (a)(b)	1,473	52,292
NACCO Industries, Inc. (Class A)	180	8,951
Skullcandy, Inc. (a)	664	5,173
Standard Pacific Corp. (a)(b)	4,968	37,210
The Dixie Group, Inc. (a)(b)	541	4,691
The New Home Co., Inc. (a)(b)	356	4,806
The Ryland Group, Inc. (b)	1,767	58,735
TRI Pointe Homes, Inc. (a)(b)	5,364	69,410
UCP, Inc. (Class A) (a)(b)	323	3,860
Universal Electronics, Inc. (a)	557	27,499
WCI Communities, Inc. (a)	522	9,626
William Lyon Homes (Class A) (a)	717	15,846

		653,683

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	1,582	12,719
Harbinger Group, Inc. (a)(b)	2,990	39,229
Oil-Dri Corp. of America (b)	180	4,693
Orchids Paper Products Co. (b)	201	4,937
WD-40 Co.	542	36,834

		98,412

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC (a)	1,000	35,580
Atlantic Power Corp. (b)	4,585	10,912
Dynegy, Inc. (a)(b)	3,613	104,271
Ormat Technologies, Inc. (b)	679	17,838
Pattern Energy Group, Inc.	1,422	43,968
TerraForm Power, Inc. (Class A) (a)	800	23,088

		235,657

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	1,309	31,940

INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	1,741	38,476
American Equity Investment Life Holding Co.	2,805	64,178
AMERISAFE, Inc. (b)	705	27,573
Amtrust Financial Services, Inc. (b)	1,081	43,045
Argo Group International Holdings, Ltd.	940	47,291
Atlas Financial Holdings, Inc. (a)(b)	416	5,757
Baldwin & Lyons, Inc. (Class B)	344	8,497
Citizens, Inc. (a)(b)	1,653	10,678
CNO Financial Group, Inc.	7,846	133,068
Crawford & Co. (Class B) (b)	970	8,003
Donegal Group, Inc. (Class A)	273	4,193
eHealth, Inc. (a)	704	16,988
EMC Insurance Group, Inc. (b)	148	4,274
Employers Holdings, Inc. (b)	1,173	22,580
Enstar Group, Ltd. (a)(b)	308	41,987
FBL Financial Group, Inc. (Class A) (b)	327	14,617
Federated National Holding Co. (b)	410	11,517
Fidelity & Guaranty Life (b)	435	9,287
First American Financial Corp. (b)	3,848	104,358
Global Indemnity PLC (a)(b)	339	8,553
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,077	34,906
Hallmark Financial Services, Inc. (a)	543	5,598
HCI Group, Inc. (b)	373	13,424
Heritage Insurance Holdings, Inc. (a)(b)	100	1,506
Hilltop Holdings, Inc. (a)	2,551	51,148
Horace Mann Educators Corp. (b)	1,491	42,508
Independence Holding Co. (b)	309	4,107
Infinity Property & Casualty Corp. (b)	445	28,485
Kansas City Life Insurance Co.	144	6,386
Kemper Corp. (b)	1,675	57,201
Maiden Holdings, Ltd. (b)	1,923	21,307
Meadowbrook Insurance Group, Inc. (b)	1,910	11,174
Montpelier Re Holdings, Ltd. (b)	1,418	44,086
National General Holdings Corp.	1,278	21,585
National Interstate Corp. (b)	252	7,031
National Western Life Insurance Co. (Class A)	89	21,984
OneBeacon Insurance Group, Ltd. (Class A) (b)	879	13,545
Platinum Underwriters Holdings, Ltd.	969	58,983
Primerica, Inc.	1,964	94,704
RLI Corp. (b)	1,508	65,281
Safety Insurance Group, Inc.	499	26,901
Selective Insurance Group, Inc.	2,126	47,070
State Auto Financial Corp.	557	11,424
Stewart Information Services Corp. (b)	813	23,862
Symetra Financial Corp.	2,715	63,341
The Navigators Group, Inc. (a)	399	24,539
The Phoenix Cos., Inc. (a)	216	12,109

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Third Point Reinsurance, Ltd. (a)(b)	2,049	$29,813
United Fire Group, Inc.	787	21,855
United Insurance Holdings Corp. (b)	595	8,925
Universal Insurance Holdings, Inc.	939	12,141

		1,511,849

INTERNET & CATALOG RETAIL — 0.5%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	1,006	7,233
Blue Nile, Inc. (a)(b)	481	13,733
Coupons.com, Inc. (a)	436	5,215
FTD Cos., Inc. (a)	705	24,048
Gaiam, Inc. (Class A), (Class A) (a)	810	5,945
HSN, Inc. (b)	1,201	73,705
Lands’ End, Inc. (a)	596	24,507
NutriSystem, Inc.	1,096	16,846
Orbitz Worldwide, Inc. (a)	1,854	14,591
Overstock.com, Inc. (a)	410	6,913
PetMed Express, Inc.	769	10,458
RetailMeNot, Inc. (a)(b)	1,114	18,002
Shutterfly, Inc. (a)	1,460	71,160
ValueVision Media, Inc. (Class A) (a)(b)	1,453	7,454

		299,810

INTERNET SOFTWARE & SERVICES — 2.6%
Amber Road, Inc. (a)(b)	323	5,601
Angie’s List, Inc. (a)(b)	1,599	10,186
Bankrate, Inc. (a)(b)	2,413	27,412
Bazaarvoice, Inc. (a)	1,780	13,154
Benefitfocus, Inc. (a)	232	6,250
Blucora, Inc. (a)(b)	1,545	23,546
Borderfree, Inc. (a)(b)	121	1,561
Brightcove, Inc. (a)(b)	1,006	5,613
Carbonite, Inc. (a)(b)	346	3,543
Care.com, Inc. (a)	252	2,054
ChannelAdvisor Corp. (a)(b)	742	12,169
comScore, Inc. (a)(b)	1,255	45,694
Constant Contact, Inc. (a)(b)	1,172	31,808
Conversant, Inc. (a)	2,443	83,673
Cornerstone OnDemand, Inc. (a)(b)	1,910	65,723
Cvent, Inc. (a)(b)	649	16,465
Dealertrack Technologies, Inc. (a)(b)	1,926	83,608
Demand Media, Inc. (a)(b)	249	2,204
Demandware, Inc. (a)(b)	1,081	55,044
Dice Holdings, Inc. (a)	1,599	13,400
Digital River, Inc. (a)(b)	1,057	15,348
E2open, Inc. (a)(b)	832	7,746
EarthLink Holdings Corp.	3,973	13,588
Endurance International Group Holdings, Inc. (a)(b)	1,084	17,637
Envestnet, Inc. (a)(b)	1,225	55,125
Everyday Health, Inc. (a)(b)	273	3,814
Five9, Inc. (a)	500	3,270
Global Eagle Entertainment, Inc. (a)	1,381	15,495
Gogo, Inc. (a)(b)	2,016	33,990
GrubHub, Inc. (a)	323	11,059
GTT Communications, Inc. (a)	504	6,003
Internap Network Services Corp. (a)(b)	2,052	14,159
IntraLinks Holdings, Inc. (a)	1,460	11,826
j2 Global, Inc.	1,741	85,936
Limelight Networks, Inc. (a)(b)	1,923	4,490
Liquidity Services, Inc. (a)	916	12,595
LivePerson, Inc. (a)	2,139	26,930
LogMeIn, Inc. (a)(b)	931	42,891
Marchex, Inc. (Class B) (b)	1,405	5,831
Marin Software, Inc. (a)	953	8,196
Marketo, Inc. (a)(b)	921	29,748
Millennial Media, Inc. (a)(b)	2,715	5,050
Monster Worldwide, Inc. (a)(b)	3,275	18,012
Move, Inc. (a)	1,548	32,446
NIC, Inc. (b)	2,479	42,688
OPOWER, Inc. (a)(b)	274	5,168
Perficient, Inc. (a)	1,257	18,842
Q2 Holdings, Inc. (a)(b)	358	5,012
QuinStreet, Inc. (a)(b)	1,150	4,772
RealNetworks, Inc. (a)	844	5,866
Reis, Inc.	326	7,690
Rightside Group, Ltd. (a)(b)	249	2,428
Rocket Fuel, Inc. (a)	664	10,491
SciQuest, Inc. (a)(b)	1,005	15,115
Shutterstock, Inc. (a)	544	38,831
SPS Commerce, Inc. (a)(b)	555	29,498
Stamps.com, Inc. (a)	451	14,324
TechTarget, Inc. (a)	523	4,493
Textura Corp. (a)	668	17,635
Travelzoo, Inc. (a)	322	4,991
Tremor Video, Inc. (a)(b)	1,632	3,819
TrueCar, Inc. (a)(b)	396	7,108
Trulia, Inc. (a)	1,330	65,037
Unwired Planet, Inc. (a)(b)	3,759	6,992
VistaPrint NV (a)	1,258	68,926
Web.com Group, Inc. (a)(b)	1,868	37,285
WebMD Health Corp. (a)	1,373	57,405
Wix.com, Ltd. (a)	589	9,571
XO Group, Inc. (a)	1,010	11,322
Xoom Corp. (a)	1,113	24,430
YuMe, Inc. (a)(b)	901	4,505
Zix Corp. (a)(b)	2,425	8,293

		1,522,430

IT SERVICES — 2.4%
Acxiom Corp. (a)	2,716	44,950
Blackhawk Network Holdings, Inc. (a)	1,874	60,718
CACI International, Inc. (Class A) (a)(b)	879	62,646
Cardtronics, Inc. (a)	1,638	57,658
Cass Information Systems, Inc. (b)	381	15,773
CIBER, Inc. (a)(b)	2,810	9,638
Computer Task Group, Inc. (b)	609	6,760
Convergys Corp. (b)	3,653	65,096
CSG Systems International, Inc. (b)	1,293	33,980
Datalink Corp. (a)(b)	755	8,026
EPAM Systems, Inc. (a)(b)	1,281	56,095
Euronet Worldwide, Inc. (a)	1,797	85,879
EVERTEC, Inc.	2,371	52,968
ExlService Holdings, Inc. (a)(b)	1,262	30,805
Forrester Research, Inc. (b)	342	12,606
Global Cash Access Holdings, Inc. (a)	2,538	17,132
Heartland Payment Systems, Inc.	1,335	63,706
Higher One Holdings, Inc. (a)	1,155	2,853
iGate Corp. (a)(b)	1,293	47,479

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Information Services Group, Inc. (a)(b)	1,177	$4,473
Lionbridge Technologies, Inc. (a)(b)	2,108	9,486
Luxoft Holding, Inc. (a)	340	12,648
ManTech International Corp. (Class A) (b)	903	24,336
MAXIMUS, Inc.	2,444	98,078
ModusLink Global Solutions, Inc. (a)(b)	1,434	5,119
MoneyGram International, Inc. (a)(b)	1,225	15,362
NeuStar, Inc. (Class A) (a)(b)	2,108	52,342
PRGX Global, Inc. (a)(b)	1,097	6,428
Sapient Corp. (a)	4,155	58,170
Science Applications International Corp.	1,514	66,964
ServiceSource International, Inc. (a)(b)	2,196	7,093
Sykes Enterprises, Inc. (a)	1,512	30,210
Syntel, Inc. (a)(b)	593	52,148
TeleTech Holdings, Inc. (a)	629	15,461
The Hackett Group, Inc. (b)	1,025	6,109
Unisys Corp. (a)	1,943	45,486
Virtusa Corp. (a)(b)	1,006	35,773
WEX, Inc. (a)	1,389	153,234

		1,433,688

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc. (b)	520	18,106
Black Diamond, Inc. (a)(b)	881	6,660
Brunswick Corp.	3,432	144,624
Callaway Golf Co. (b)	2,508	18,158
Escalade, Inc.	359	4,330
JAKKS Pacific, Inc. (a)(b)	737	5,233
Johnson Outdoors, Inc. (Class A) (b)	180	4,662
Leapfrog Enterprises, Inc. (a)	2,413	14,454
Malibu Boats, Inc. (Class A) (a)	309	5,723
Marine Products Corp. (b)	396	3,124
Nautilus, Inc. (a)	1,188	14,220
Smith & Wesson Holding Corp. (a)	1,849	17,455
Sturm Ruger & Co, Inc.	755	36,761

		293,510

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Accelerate Diagnostics, Inc. (a)(b)	814	17,485
Affymetrix, Inc. (a)(b)	2,682	21,402
Albany Molecular Research, Inc. (a)(b)	885	19,532
Cambrex Corp. (a)	1,137	21,239
Enzo Biochem, Inc. (a)(b)	1,237	6,371
Fluidigm Corp. (a)(b)	917	22,466
Luminex Corp. (a)(b)	1,421	27,709
NanoString Technologies, Inc. (a)	363	3,971
Pacific Biosciences of California, Inc. (a)(b)	1,583	7,773
PAREXEL International Corp. (a)	2,052	129,461
Sequenom, Inc. (a)(b)	4,402	13,074

		290,483

MACHINERY — 3.3%
Accuride Corp. (a)(b)	1,563	5,924
Actuant Corp. (Class A) (b)	2,557	78,040
Alamo Group, Inc. (b)	283	11,603
Albany International Corp. (Class A)	1,078	36,695
Altra Industrial Motion Corp. (b)	1,042	30,385
American Railcar Industries, Inc.	373	27,572
Astec Industries, Inc. (b)	683	24,909
Barnes Group, Inc.	1,902	57,726
Blount International, Inc. (a)	1,874	28,354
Briggs & Stratton Corp. (b)	1,583	28,526
Chart Industries, Inc. (a)(b)	1,097	67,060
CIRCOR International, Inc.	669	45,044
CLARCOR, Inc. (b)	1,818	114,679
Columbus McKinnon Corp. (b)	741	16,295
Commercial Vehicle Group, Inc. (a)	863	5,333
Douglas Dynamics, Inc.	862	16,809
Dynamic Materials Corp. (b)	525	10,001
Energy Recovery, Inc. (a)(b)	1,801	6,376
EnPro Industries, Inc. (a)(b)	823	49,816
ESCO Technologies, Inc.	1,023	35,580
Federal Signal Corp.	2,376	31,458
Freightcar America, Inc.	463	15,418
Global Brass & Copper Holdings, Inc. (b)	772	11,325
Graham Corp. (b)	391	11,241
Harsco Corp. (b)	2,910	62,303
Hillenbrand, Inc.	2,266	69,997
Hurco Cos., Inc. (b)	266	10,018
Hyster-Yale Materials Handling, Inc.	409	29,293
John Bean Technologies Corp. (b)	1,114	31,337
Kadant, Inc.	436	17,026
L.B. Foster Co. (Class A) (b)	378	17,365
Lindsay Corp. (b)	501	37,450
Lydall, Inc. (a)(b)	651	17,584
Manitex International, Inc. (a)(b)	505	5,701
Meritor, Inc. (a)(b)	3,738	40,557
Miller Industries, Inc. (b)	435	7,351
Mueller Industries, Inc.	2,143	61,161
Mueller Water Products, Inc. (Class A)	6,041	50,019
NN, Inc.	646	17,261
Omega Flex, Inc. (b)	108	2,102
Proto Labs, Inc. (a)	812	56,028
RBC Bearings, Inc.	879	49,839
Rexnord Corp. (a)	2,713	77,185
Standex International Corp.	489	36,254
Sun Hydraulics Corp. (b)	808	30,373
Tennant Co.	634	42,535
The Exone Co. (a)(b)	378	7,896
The Gorman-Rupp Co. (b)	736	22,109
The Greenbrier Cos., Inc. (b)	1,048	76,902
Titan International, Inc. (b)	1,587	18,758
TriMas Corp. (a)(b)	1,578	38,393
Twin Disc, Inc.	305	8,223
Wabash National Corp. (a)(b)	2,624	34,952
Watts Water Technologies, Inc. (Class A) (b)	991	57,726
Woodward, Inc.	2,388	113,717
Xerium Technologies, Inc. (a)	427	6,238

		1,919,822

MARINE — 0.2%
Baltic Trading, Ltd. (b)	1,767	7,315
International Shipholding Corp. (b)	216	3,864
Knightsbridge Tankers, Ltd. (b)	1,024	9,063
Matson, Inc.	1,640	41,049

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Navios Maritime Holdings, Inc.	2,859	$17,154
Safe Bulkers, Inc.	1,402	9,337
Scorpio Bulkers, Inc. (a)	4,979	28,978
Ultrapetrol Bahamas, Ltd. (a)	826	2,577

		119,337

MEDIA — 1.3%
AH Belo Corp. (Class A) (b)	736	7,853
AMC Entertainment Holdings, Inc. (Class A) (b)	796	18,300
Carmike Cinemas, Inc. (a)	868	26,891
Central European Media Enterprises, Ltd. (Class A) (a)(b)	3,056	6,876
Cinedigm Corp. (Class A) (a)(b)	2,756	4,272
Crown Media Holdings, Inc. (Class A) (a)(b)	1,335	4,272
Cumulus Media, Inc. (Class A) (a)(b)	4,888	19,699
Daily Journal Corp. (a)(b)	36	6,498
Dex Media, Inc. (a)(b)	700	6,692
Entercom Communications Corp. (Class A) (a)(b)	902	7,243
Entravision Communications Corp. (Class A) (b)	2,072	8,205
Eros International PLC (a)	661	9,657
Global Sources, Ltd. (a)	774	5,194
Gray Television, Inc. (a)(b)	1,946	15,335
Harte-Hanks, Inc.	1,527	9,727
Hemisphere Media Group, Inc. (a)(b)	337	3,593
Journal Communications, Inc. (Class A) (a)	1,689	14,238
Lee Enterprises, Inc. (a)(b)	1,927	6,513
Loral Space & Communications, Inc. (a)	489	35,115
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	1,134	4,082
MDC Partners, Inc. (Class A)	1,593	30,570
Media General, Inc. (Class A) (a)(b)	1,962	25,722
Meredith Corp. (b)	1,245	53,286
National CineMedia, Inc.	2,104	30,529
New Media Investment Group, Inc.	1,080	17,960
Nexstar Broadcasting Group, Inc. (Class A) (b)	1,115	45,068
Radio One, Inc. (Class D) (a)	1,201	3,819
ReachLocal, Inc. (a)	355	1,282
Reading International, Inc. (Class A) (a)	682	5,729
Rentrak Corp. (a)(b)	414	25,229
Saga Communications, Inc. (Class A) (b)	130	4,365
Salem Communications Corp. (Class A) (b)	394	2,998
Scholastic Corp. (b)	1,023	33,063
SFX Entertainment, Inc. (a)(b)	1,586	7,962
Sinclair Broadcast Group, Inc. (Class A) (b)	2,479	64,677
Sizmek, Inc. (a)	970	7,508
The E.W. Scripps Co. (Class A) (a)(b)	1,213	19,784
The McClatchy Co. (Class A) (a)	2,337	7,852
The New York Times Co. (Class A) (b)	4,782	53,654
Time, Inc. (a)	3,972	93,064
World Wrestling Entertainment, Inc. (Class A) (b)	1,079	14,858

		769,234

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	651	5,560
AK Steel Holding Corp. (a)	6,417	51,400
Allied Nevada Gold Corp. (a)(b)	3,971	13,144
Ampco-Pittsburgh Corp. (b)	327	6,540
Century Aluminum Co. (a)(b)	1,975	51,291
Coeur Mines, Inc. (a)	3,853	19,111
Commercial Metals Co. (b)	4,122	70,363
Globe Specialty Metals, Inc.	2,198	39,982
Gold Resource Corp.	1,205	6,170
Handy & Harman, Ltd. (a)(b)	202	5,304
Haynes International, Inc.	484	22,259
Hecla Mining Co.	12,585	31,211
Horsehead Holding Corp. (a)(b)	1,911	31,589
Kaiser Aluminum Corp.	647	49,314
Materion Corp. (b)	787	24,137
Molycorp, Inc. (a)(b)	5,123	6,096
Noranda Aluminium Holding Corp. (b)	1,101	4,977
Olympic Steel, Inc. (b)	355	7,302
RTI International Metals, Inc. (a)	1,222	30,134
Schnitzer Steel Industries, Inc. (Class A) (b)	975	23,449
Stillwater Mining Co. (a)(b)	4,497	67,590
SunCoke Energy, Inc. (a)	2,607	58,527
Universal Stainless & Alloy Products, Inc. (a)(b)	273	7,196
US Silica Holdings, Inc. (b)	1,940	121,269
Walter Energy, Inc. (b)	2,334	5,462
Worthington Industries, Inc.	1,855	69,043

		828,420

MULTI-UTILITIES — 0.4%
Avista Corp. (b)	2,105	64,266
Black Hills Corp. (b)	1,602	76,704
NorthWestern Corp.	1,442	65,409

		206,379

MULTILINE RETAIL — 0.2%
Burlington Stores, Inc. (a)	1,030	41,056
Fred’s, Inc. (Class A) (b)	1,401	19,614
The Bon-Ton Stores, Inc.	485	4,055
Tuesday Morning Corp. (a)(b)	1,636	31,746

		96,471

OIL, GAS & CONSUMABLE FUELS — 3.8%
Abraxas Petroleum Corp. (a)(b)	2,970	15,682
Adams Resources & Energy, Inc.	72	3,189
Alon USA Energy, Inc. (b)	844	12,120
Alpha Natural Resources, Inc. (a)(b)	8,467	20,998
American Eagle Energy Corp. (a)(b)	1,095	4,457
Amyris, Inc. (a)(b)	988	3,745
Apco Oil and Gas International, Inc. (a)	342	4,408
Approach Resources, Inc. (a)(b)	1,244	18,038
Arch Coal, Inc. (b)	8,144	17,265
Ardmore Shipping Corp.	647	7,052
Bill Barrett Corp. (a)(b)	1,838	40,510
Bonanza Creek Energy, Inc. (a)	1,245	70,840
BPZ Resources, Inc. (a)(b)	4,513	8,620

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Callon Petroleum Co. (a)	1,530	$13,479
Carrizo Oil & Gas, Inc. (a)	1,639	88,211
Clayton Williams Energy, Inc. (a)	229	22,087
Clean Energy Fuels Corp. (a)(b)	2,574	20,077
Cloud Peak Energy, Inc. (a)(b)	2,337	29,493
Comstock Resources, Inc. (b)	1,654	30,797
Contango Oil & Gas Co. (a)(b)	701	23,301
Delek US Holdings, Inc.	2,141	70,910
DHT Holdings, Inc.	2,500	15,400
Diamondback Energy, Inc. (a)	1,550	115,909
Dorian LPG, Ltd. (a)	266	4,740
Eclipse Resources Corp. (a)	1,100	18,282
Emerald Oil, Inc. (a)(b)	2,162	13,296
Energy XXI Bermuda, Ltd. (b)	3,432	38,953
Evolution Petroleum Corp.	610	5,600
EXCO Resources, Inc. (b)	5,469	18,266
Forest Oil Corp. (a)(b)	4,585	5,364
Frontline, Ltd. (a)	1,602	2,019
FX Energy, Inc. (a)(b)	2,036	6,189
GasLog, Ltd.	1,524	33,543
Gastar Exploration, Inc. (a)	2,192	12,867
Goodrich Petroleum Corp. (a)(b)	1,137	16,850
Green Plains, Inc. (b)	1,348	50,402
Halcon Resources Corp. (a)(b)	9,639	38,170
Hallador Energy Co.	301	3,564
Harvest Natural Resources, Inc. (a)(b)	1,524	5,593
Isramco, Inc. (a)	36	4,398
Jones Energy, Inc. (Class A) (a)	397	7,456
Kodiak Oil & Gas Corp. (a)	9,602	130,299
Magnum Hunter Resources Corp. (a)	7,161	39,887
Matador Resources Co. (a)(b)	2,641	68,270
Midstates Petroleum Co., Inc. (a)	1,209	6,105
Miller Energy Resources, Inc. (a)	1,173	5,161
Navios Maritime Acquisition Corp.	2,964	8,032
Nordic American Tanker Shipping, Ltd. (b)	3,510	27,905
Northern Oil and Gas, Inc. (a)(b)	2,196	31,227
Pacific Ethanol, Inc. (a)	734	10,247
Panhandle Oil & Gas, Inc. (Class A) (b)	273	16,298
Parsley Energy, Inc. (Class A) (a)	2,030	43,300
PDC Energy, Inc. (a)(b)	1,290	64,874
Penn Virginia Corp. (a)(b)	2,466	31,343
PetroQuest Energy, Inc. (a)	2,172	12,207
Quicksilver Resources, Inc. (a)(b)	4,767	2,874
Renewable Energy Group, Inc. (a)(b)	1,243	12,616
Resolute Energy Corp. (a)(b)	2,845	17,838
REX American Resources Corp. (a)	249	18,147
Rex Energy Corp. (a)(b)	1,677	21,248
Ring Energy, Inc. (a)	644	9,493
Rosetta Resources, Inc. (a)	2,211	98,522
RSP Permian, Inc. (a)	900	23,004
Sanchez Energy Corp. (a)(b)	1,909	50,130
Scorpio Tankers, Inc.	6,245	51,896
SemGroup Corp.(Class A)	1,580	131,567
Ship Finance International, Ltd. (b)	2,122	35,904
Solazyme, Inc. (a)(b)	2,736	20,411
Stone Energy Corp. (a)(b)	2,019	63,316
Swift Energy Co. (a)(b)	1,653	15,869
Synergy Resources Corp. (a)(b)	2,396	29,207
Teekay Tankers, Ltd. (b)	2,396	8,937
TransAtlantic Petroleum, Ltd. (a)	812	7,300
Triangle Petroleum Corp. (a)	2,518	27,723
VAALCO Energy, Inc. (a)	1,525	12,963
Vertex Energy, Inc. (a)	661	4,601
W&T Offshore, Inc. (b)	1,330	14,630
Warren Resources, Inc. (a)(b)	2,785	14,761
Western Refining, Inc.	1,920	80,621
Westmoreland Coal Co. (a)(b)	579	21,660

		2,232,533

PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co. (a)	1,420	42,799
Clearwater Paper Corp. (a)(b)	739	44,421
Deltic Timber Corp. (b)	376	23,432
KapStone Paper and Packaging Corp. (a)	3,114	87,099
Louisiana-Pacific Corp. (a)(b)	4,947	67,230
Neenah Paper, Inc. (b)	611	32,676
P.H. Glatfelter Co. (b)	1,640	35,998
Resolute Forest Products, Inc. (a)	2,354	36,816
Schweitzer-Mauduit International, Inc. (b)	1,096	45,276
Wausau Paper Corp. (b)	1,514	12,006

		427,753

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	975	16,321
IGI Laboratories, Inc. (a)	974	9,078
Inter Parfums, Inc. (b)	611	16,802
Medifast, Inc. (a)(b)	554	18,188
Nature’s Sunshine Products, Inc. (b)	427	6,332
Nutraceutical International Corp. (a)(b)	324	6,775
Revlon, Inc. (Class A) (a)(b)	435	13,785
Synutra International, Inc. (a)(b)	652	2,954
The Female Health Co. (b)	844	2,946
USANA Health Sciences, Inc. (a)(b)	232	17,089

		110,270

PHARMACEUTICALS — 1.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	900	4,941
Aerie Pharmaceuticals, Inc. (a)(b)	471	9,745
Akorn, Inc. (a)(b)	2,322	84,219
Alimera Sciences, Inc. (a)(b)	434	2,352
Ampio Pharmaceuticals, Inc. (a)	1,561	5,510
ANI Pharmaceuticals, Inc. (a)	249	7,042
Aratana Therapeutics, Inc. (a)(b)	878	8,815
Auxilium Pharmaceuticals, Inc. (a)	1,885	56,267
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	6,344	75,621
Bio-Path Holdings, Inc. (a)(b)	2,643	5,313
BioDelivery Sciences International, Inc. (a)(b)	1,458	24,917
Catalent, Inc. (a)	1,800	45,054
Cempra, Inc. (a)(b)	756	8,286
Corcept Therapeutics, Inc. (a)(b)	2,049	5,491
DepoMed, Inc. (a)(b)	2,144	32,567
Egalet Corp. (a)(b)	122	695
Endocyte, Inc. (a)(b)	1,030	6,262
Horizon Pharma PLC (a)(b)	2,199	27,004
Impax Laboratories, Inc. (a)(b)	2,606	61,788
Intra-Cellular Therapies, Inc. (a)	612	8,391

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Lannett Co., Inc. (a)(b)	931	$42,528
Nektar Therapeutics (a)(b)	4,727	57,055
Omeros Corp. (a)(b)	1,021	12,987
Pacira Pharmaceuticals, Inc. (a)(b)	1,291	125,124
Pain Therapeutics, Inc. (a)(b)	1,370	5,357
Pernix Therapeutics Holdings (a)(b)	1,461	11,221
Phibro Animal Health Corp. (Class A) (b)	524	11,743
Pozen, Inc. (a)(b)	1,044	7,663
Prestige Brands Holdings, Inc. (a)	1,875	60,694
Relypsa, Inc. (a)	612	12,907
Repros Therapeutics, Inc. (a)(b)	886	8,771
Revance Therapeutics, Inc. (a)	237	4,581
Sagent Pharmaceuticals, Inc. (a)(b)	702	21,832
Sciclone Pharmaceuticals, Inc. (a)	2,126	14,648
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	453	2,945
Supernus Pharmaceuticals, Inc. (a)	1,060	9,212
Tetraphase Pharmaceuticals, Inc. (a)(b)	792	15,801
The Medicines Co. (a)	2,400	53,568
TherapeuticsMD, Inc. (a)(b)	4,266	19,794
Theravance Biopharma, Inc. (a)	845	19,477
Theravance, Inc. (b)	2,968	50,723
VIVUS, Inc. (a)(b)	2,878	11,109
XenoPort, Inc. (a)(b)	2,448	13,170
Zogenix, Inc. (a)(b)	3,849	4,426
ZS Pharma, Inc. (a)	200	7,846

		1,085,462

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp.	1,856	28,731
Barrett Business Services, Inc.	272	10,741
CBIZ, Inc. (a)(b)	1,420	11,176
CDI Corp. (b)	543	7,884
CRA International, Inc. (a)	391	9,943
Exponent, Inc.	507	35,936
Franklin Covey Co. (a)(b)	319	6,249
FTI Consulting, Inc. (a)(b)	1,545	54,013
GP Strategies Corp. (a)	561	16,112
Heidrick & Struggles International, Inc.	687	14,111
Hill International, Inc. (a)	865	3,460
Huron Consulting Group, Inc. (a)	885	53,959
ICF International, Inc. (a)	742	22,846
Insperity, Inc. (b)	849	23,212
Kelly Services, Inc. (Class A) (b)	1,030	16,140
Kforce, Inc. (b)	1,042	20,392
Korn/Ferry International (a)	1,838	45,766
Mistras Group, Inc. (a)(b)	593	12,097
Navigant Consulting, Inc. (a)	1,654	23,007
On Assignment, Inc. (a)	1,960	52,626
Paylocity Holding Corp. (a)	304	5,974
Pendrell Corp. (a)	6,168	8,265
Resources Connection, Inc.	1,518	21,161
RPX Corp. (a)	1,906	26,169
The Advisory Board Co. (a)	1,365	63,595
The Corporate Executive Board Co. (b)	1,213	72,865
TriNet Group, Inc. (a)	562	14,472
TrueBlue, Inc. (a)	1,561	39,431
VSE Corp.	175	8,579
WageWorks, Inc. (a)(b)	1,263	57,504

		786,416

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Acadia Realty Trust (b)	2,085	57,504
AG Mortgage Investment Trust, Inc.	1,075	19,135
Agree Realty Corp.	470	12,869
Alexander’s, Inc. (b)	75	28,043
Altisource Residential Corp.	2,173	52,152
American Assets Trust, Inc.	1,259	41,509
American Capital Mortgage Investment Corp.	1,909	35,927
American Realty Capital Healthcare Trust, Inc.	6,096	63,886
American Residential Properties, Inc. (a)(b)	1,165	21,366
AmREIT, Inc. (b)	769	17,664
Anworth Mortgage Asset Corp.	4,241	20,314
Apollo Commercial Real Estate Finance, Inc. (b)	1,776	27,901
Apollo Residential Mortgage, Inc.	1,221	18,840
Ares Commercial Real Estate Corp. (b)	1,190	13,911
Armada Hoffler Properties, Inc. (b)	723	6,565
ARMOUR Residential REIT, Inc. (b)	12,861	49,515
Ashford Hospitality Prime, Inc. (b)	1,043	15,885
Ashford Hospitality Trust, Inc.	2,718	27,778
Associated Estates Realty Corp. (b)	2,229	39,030
Aviv REIT, Inc. (b)	705	18,577
Campus Crest Communities, Inc. (b)	2,484	15,898
Capstead Mortgage Corp. (b)	3,671	44,933
CareTrust REIT, Inc. (a)(b)	736	10,525
Catchmark Timber Trust, Inc. (Class A)	849	9,305
Cedar Realty Trust, Inc.	2,647	15,617
Chambers Street Properties	8,540	64,306
Chatham Lodging Trust	1,194	27,558
Chesapeake Lodging Trust (b)	1,833	53,432
Colony Financial, Inc.	4,045	90,527
Coresite Realty Corp.	796	26,165
Cousins Properties, Inc.	8,181	97,763
CubeSmart	5,343	96,067
CyrusOne, Inc.	1,203	28,920
CYS Investments, Inc. (b)	6,189	50,997
DCT Industrial Trust, Inc. (b)	11,942	89,684
DiamondRock Hospitality Co.	7,050	89,394
DuPont Fabros Technology, Inc. (b)	2,371	64,112
Dynex Capital, Inc. (b)	2,103	16,992
EastGroup Properties, Inc. (b)	1,154	69,921
Education Realty Trust, Inc.	5,179	53,240
Empire State Realty Trust, Inc. (Class A)	3,296	49,506
EPR Properties	2,064	104,604
Equity One, Inc.	2,299	49,727
Excel Trust, Inc. (b)	2,322	27,330
FelCor Lodging Trust, Inc. (b)	4,767	44,619
First Industrial Realty Trust, Inc. (b)	4,080	68,993
First Potomac Realty Trust (b)	2,247	26,402
Franklin Street Properties Corp.	3,452	38,731
Getty Realty Corp. (b)	988	16,796
Gladstone Commercial Corp. (b)	719	12,216
Glimcher Realty Trust	5,050	68,377

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Government Properties Income Trust	2,539	$55,629
Gramercy Property Trust, Inc. (b)	4,601	26,502
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	985	13,613
Hatteras Financial Corp.	3,474	62,393
Healthcare Realty Trust, Inc.	3,509	83,093
Hersha Hospitality Trust (b)	6,922	44,093
Highwoods Properties, Inc. (b)	3,242	126,114
Hudson Pacific Properties, Inc.	2,072	51,096
Inland Real Estate Corp. (b)	3,235	32,059
Invesco Mortgage Capital, Inc. (b)	4,429	69,624
Investors Real Estate Trust	3,690	28,413
iStar Financial, Inc. (a)	3,275	44,212
Kite Realty Group Trust	1,113	26,979
LaSalle Hotel Properties	3,749	128,366
Lexington Realty Trust	7,410	72,544
LTC Properties, Inc. (b)	1,330	49,064
Mack-Cali Realty Corp.	3,197	61,095
Medical Properties Trust, Inc.	6,308	77,336
Monmouth Real Estate Investment Corp.(Class A)	2,250	22,770
National Health Investors, Inc. (b)	1,189	67,939
New Residential Investment Corp.	10,160	59,233
New York Mortgage Trust, Inc. (b)	3,633	26,267
New York REIT, Inc.	6,149	63,212
One Liberty Properties, Inc.	448	9,063
Owens Realty Mortgage, Inc. (b)	391	5,572
Parkway Properties, Inc.	2,869	53,880
Pebblebrook Hotel Trust (b)	2,504	93,499
Pennsylvania Real Estate Investment Trust	2,593	51,704
PennyMac Mortgage Investment Trust	2,643	56,639
Physicians Realty Trust	1,725	23,667
Potlatch Corp.	1,418	57,018
PS Business Parks, Inc.	739	56,267
QTS Realty Trust, Inc. (Class A) (b)	364	11,047
RAIT Financial Trust	3,325	24,705
Ramco-Gershenson Properties Trust	2,930	47,612
Redwood Trust, Inc.	3,148	52,194
Resource Capital Corp.	4,839	23,566
Retail Opportunity Investments Corp. (b)	3,328	48,922
Rexford Industrial Realty, Inc. (b)	1,801	24,926
RLJ Lodging Trust	4,712	134,151
Rouse Properties, Inc.	1,344	21,732
Ryman Hospitality Properties	1,566	74,072
Sabra Healthcare REIT, Inc. (b)	1,779	43,265
Saul Centers, Inc.	433	20,238
Select Income REIT	1,327	31,914
Silver Bay Realty Trust Corp. (b)	1,385	22,451
Sovran Self Storage, Inc.	1,187	88,265
STAG Industrial, Inc. (b)	1,870	38,728
Starwood Waypoint Residential Trust	1,416	36,830
Strategic Hotels & Resorts, Inc. (a)	8,904	103,732
Summit Hotel Properties, Inc.	3,024	32,599
Sun Communities, Inc. (b)	1,725	87,112
Sunstone Hotel Investors, Inc.	7,604	105,087
Terreno Realty Corp. (b)	1,191	22,427
The Geo Group, Inc.	2,657	101,551
Trade Street Residential, Inc.	666	4,755
UMH Properties, Inc. (b)	481	4,570
Universal Health Realty Income Trust (b)	450	18,756
Urstadt Biddle Properties, Inc. (Class A) (b)	940	19,082
Washington Real Estate Investment Trust (b)	2,322	58,932
Western Asset Mortgage Capital Corp.	1,569	23,190
Whitestone REIT (b)	823	11,473

		5,147,867

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc. (b)	1,758	63,235
Altisource Asset Management Corp. (a)	52	35,100
Altisource Portfolio Solutions SA (a)(b)	522	52,618
AV Homes, Inc. (a)(b)	337	4,937
Consolidated-Tomoka Land Co.	109	5,349
Forestar Group, Inc. (a)	1,330	23,568
Kennedy-Wilson Holdings, Inc.	2,587	61,984
RE/MAX Holdings, Inc. (Class A)	433	12,873
Tejon Ranch Co. (a)(b)	540	15,142
The St. Joe Co. (a)(b)	2,281	45,460

		320,266

ROAD & RAIL — 0.7%
ArcBest Corp. (b)	975	36,368
Celadon Group, Inc.	756	14,704
Heartland Express, Inc. (b)	1,961	46,986
Knight Transportation, Inc.	2,229	61,052
Marten Transport, Ltd.	885	15,762
PAM Transportation Services, Inc. (a)	100	3,625
Patriot Transportation Holding, Inc. (a)(b)	252	8,548
Quality Distribution, Inc. (a)	1,135	14,505
Roadrunner Transportation Systems, Inc. (a)	1,003	22,858
Saia, Inc. (a)(b)	921	45,645
Swift Transportation Co. (a)	2,982	62,562
Universal Truckload Services, Inc. (b)	180	4,365
USA Truck, Inc. (a)	247	4,330
Werner Enterprises, Inc. (b)	1,530	38,556
YRC Worldwide, Inc. (a)	1,153	23,429

		403,295

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)(b)	1,470	27,621
Alpha & Omega Semiconductor, Ltd. (a)	575	5,405
Ambarella, Inc. (a)(b)	1,042	45,504
Amkor Technology, Inc. (a)	3,075	25,861
Applied Micro Circuits Corp. (a)(b)	2,732	19,124
Audience, Inc. (a)(b)	284	2,102
Axcelis Technologies, Inc. (a)	4,104	8,167
Brooks Automation, Inc. (b)	2,553	26,832
Cabot Microelectronics Corp. (a)	847	35,108
Cascade Microtech, Inc. (a)(b)	463	4,690
Cavium, Inc. (a)(b)	1,956	97,272
CEVA, Inc. (a)(b)	879	11,814
Cirrus Logic, Inc. (a)	2,233	46,558

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cohu, Inc.	939	$11,240
Cypress Semiconductor Corp. (a)(b)	5,683	56,120
Diodes, Inc. (a)(b)	1,352	32,340
DSP Group, Inc. (a)(b)	724	6,422
Entegris, Inc. (a)(b)	4,871	56,016
Entropic Communications, Inc. (a)(b)	3,449	9,174
Exar Corp. (a)(b)	1,437	12,861
Fairchild Semiconductor International, Inc. (a)	4,496	69,823
Formfactor, Inc. (a)(b)	2,031	14,562
GT Advanced Technologies, Inc. (a)(b)	5,067	54,876
Inphi Corp. (a)(b)	1,272	18,291
Integrated Device Technology, Inc. (a)	4,965	79,192
Integrated Silicon Solution, Inc.	992	13,630
International Rectifier Corp. (a)	2,629	103,162
Intersil Corp. (Class A)	4,512	64,116
IXYS Corp.	921	9,670
Kopin Corp. (a)(b)	2,538	8,629
Lattice Semiconductor Corp. (a)	4,402	33,015
M/A-COM Technology Solutions Holdings, Inc. (a)	378	8,256
MaxLinear, Inc. (Class A) (a)(b)	794	5,463
Micrel, Inc. (b)	1,830	22,015
Microsemi Corp. (a)	3,343	84,946
MKS Instruments, Inc.	2,013	67,194
Monolithic Power Systems, Inc.	1,398	61,582
Nanometrics, Inc. (a)(b)	886	13,379
NVE Corp. (a)	180	11,617
OmniVision Technologies, Inc. (a)	2,018	53,396
PDF Solutions, Inc. (a)	1,227	15,472
Peregrine Semiconductor Corp. (a)(b)	1,005	12,432
Pericom Semiconductor Corp. (a)	885	8,620
Photronics, Inc. (a)(b)	2,324	18,708
PMC-Sierra, Inc. (a)	6,242	46,565
Power Integrations, Inc.	1,083	58,385
QuickLogic Corp. (a)(b)	1,982	5,926
Rambus, Inc. (a)(b)	4,248	53,015
RF Micro Devices, Inc. (a)(b)	10,607	122,405
Rubicon Technology, Inc. (a)(b)	454	1,930
Rudolph Technologies, Inc. (a)(b)	1,259	11,394
Semtech Corp. (a)	2,427	65,893
Silicon Image, Inc. (a)	2,934	14,787
Silicon Laboratories, Inc. (a)(b)	1,566	63,642
Spansion, Inc. (Class A) (a)	2,173	49,523
Synaptics, Inc. (a)	1,297	94,940
Tessera Technologies, Inc.	2,014	53,532
TriQuint Semiconductor, Inc. (a)	6,114	116,594
Ultra Clean Holdings, Inc. (a)	805	7,205
Ultratech, Inc. (a)	1,046	23,796
Veeco Instruments, Inc. (a)(b)	1,478	51,656
Vitesse Semiconductor Corp. (a)(b)	1,604	5,774
Xcerra Corp. (a)	1,814	17,759

		2,256,998

SOFTWARE — 4.3%
A10 Networks, Inc. (a)	453	4,127
ACI Worldwide, Inc. (a)	4,098	76,879
Actuate Corp. (a)(b)	1,833	7,149
Advent Software, Inc. (b)	1,856	58,575
American Software, Inc. (Class A)	899	7,929
Aspen Technology, Inc. (a)	3,313	124,966
AVG Technologies NV (a)	1,255	20,808
Barracuda Networks, Inc. (a)	287	7,362
Blackbaud, Inc.	1,742	68,443
Bottomline Technologies, Inc. (a)	1,416	39,067
BroadSoft, Inc. (a)	1,065	22,408
Callidus Software, Inc. (a)(b)	1,848	22,213
CommVault Systems, Inc. (a)	1,726	86,990
Compuware Corp.	7,912	83,946
Comverse, Inc. (a)	863	19,271
Covisint Corp. (a)(b)	166	689
Cyan, Inc. (a)	1,510	4,711
Digimarc Corp. (b)	234	4,846
Ebix, Inc. (b)	1,190	16,874
Ellie Mae, Inc. (a)(b)	939	30,611
EnerNOC, Inc. (a)(b)	988	16,756
EPIQ Systems, Inc. (b)	1,209	21,230
ePlus, Inc. (a)	220	12,331
Fair Isaac Corp. (b)	1,227	67,608
FleetMatics Group PLC (a)(b)	1,346	41,053
Gigamon, Inc. (a)(b)	868	9,088
Glu Mobile, Inc. (a)(b)	3,569	18,452
Guidance Software, Inc. (a)(b)	625	4,206
Guidewire Software, Inc. (a)(b)	2,446	108,456
Imperva, Inc. (a)	724	20,801
Infoblox, Inc. (a)	2,070	30,533
Interactive Intelligence Group (a)(b)	580	24,244
Jive Software, Inc. (a)(b)	1,434	8,360
Kofax, Ltd. (a)	2,666	20,635
Manhattan Associates, Inc. (a)	2,731	91,270
Mavenir Systems, Inc. (a)(b)	500	6,280
Mentor Graphics Corp.	3,443	70,564
MicroStrategy, Inc. (a)	320	41,869
Model N, Inc. (a)	828	8,164
Monotype Imaging Holdings, Inc.	1,437	40,696
Netscout Systems, Inc. (a)(b)	1,384	63,387
Park City Group, Inc. (a)	200	1,972
Paycom Software, Inc. (a)	132	2,186
Pegasystems, Inc. (b)	1,344	25,684
Progress Software Corp. (a)	1,763	42,153
Proofpoint, Inc. (a)(b)	1,332	49,470
PROS Holdings, Inc. (a)(b)	830	20,916
QAD, Inc. (Class A)	216	4,022
QLIK Technologies, Inc. (a)	3,310	89,502
Quality Systems, Inc. (b)	1,893	26,067
Qualys, Inc. (a)	828	22,025
Rally Software Development Corp. (a)(b)	899	10,797
RealPage, Inc. (a)	1,694	26,257
Rosetta Stone, Inc. (a)(b)	985	7,929
Sapiens International Corp. NV (a)(b)	502	3,715
SeaChange International, Inc. (a)(b)	1,258	8,756
Silver Spring Networks, Inc. (a)(b)	1,260	12,159
SS&C Technologies Holdings, Inc. (a)(b)	2,454	107,706
Synchronoss Technologies, Inc. (a)(b)	1,272	58,232
Take-Two Interactive Software, Inc. (a)(b)	3,130	72,209
Tangoe, Inc. (a)(b)	1,582	21,436
TeleCommunication Systems, Inc. (Class A) (a)	1,814	5,061
TeleNav, Inc. (a)	1,177	7,886

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

The Rubicon Project, Inc. (a)	300	$3,519
The Ultimate Software Group, Inc. (a)(b)	1,021	144,482
TiVo, Inc. (a)	4,137	52,933
Tyler Technologies, Inc. (a)	1,225	108,290
Varonis Systems, Inc. (a)(b)	199	4,199
Vasco Data Security International (a)	1,101	20,677
Verint Systems, Inc. (a)	2,265	125,957
VirnetX Holding Corp. (a)	1,622	9,732
Vringo, Inc. (a)	2,498	2,361
Zendesk, Inc. (a)	412	8,895

		2,541,032

SPECIALTY RETAIL — 3.2%
Aeropostale, Inc. (a)(b)	3,005	9,886
America’s Car-Mart, Inc. (a)(b)	319	12,629
American Eagle Outfitters, Inc.	6,998	101,611
ANN, Inc. (a)	1,689	69,469
Asbury Automotive Group, Inc. (a)	1,102	70,991
Barnes & Noble, Inc. (a)(b)	1,546	30,518
bebe stores, inc. (b)	1,389	3,222
Big 5 Sporting Goods Corp. (b)	614	5,753
Brown Shoe Co., Inc. (b)	1,654	44,873
Build-A-Bear Workshop, Inc. (a)(b)	447	5,847
Christopher & Banks Corp. (a)(b)	1,383	13,678
Citi Trends, Inc. (a)	575	12,707
Conn’s, Inc. (a)(b)	1,003	30,361
Destination Maternity Corp. (b)	503	7,766
Destination XL Group, Inc. (a)(b)	1,730	8,166
Express, Inc. (a)(b)	2,914	45,488
Five Below, Inc. (a)(b)	1,958	77,556
Francesca’s Holdings Corp. (a)	1,728	24,071
Genesco, Inc. (a)(b)	896	66,976
Group 1 Automotive, Inc. (b)	904	65,730
Guess?, Inc.	2,212	48,598
Haverty Furniture Cos., Inc. (b)	758	16,517
hhgregg, Inc. (a)	539	3,401
Hibbett Sports, Inc. (a)(b)	895	38,154
Kirkland’s, Inc. (a)(b)	517	8,329
Lithia Motors, Inc. (Class A)	850	64,336
Lumber Liquidators Holdings, Inc. (a)(b)	987	56,634
MarineMax, Inc. (a)(b)	846	14,255
Mattress Firm Holding Corp. (a)	486	29,189
Monro Muffler Brake, Inc. (b)	1,097	53,237
New York & Co., Inc. (a)(b)	1,084	3,285
Office Depot, Inc. (a)(b)	19,264	99,017
Outerwall, Inc. (a)(b)	775	43,477
Pacific Sunwear of California, Inc. (a)(b)	1,710	3,078
Pep Boys-Manny, Moe & Jack (a)(b)	2,049	18,257
Pier 1 Imports, Inc. (b)	3,504	41,663
Rent-A-Center, Inc. (b)	1,833	55,632
Restoration Hardware Holdings, Inc. (a)(b)	1,129	89,812
Sears Hometown and Outlet Stores, Inc. (a)	270	4,185
Select Comfort Corp. (a)	1,855	38,807
Shoe Carnival, Inc. (b)	578	10,294
Sonic Automotive, Inc. (Class A)	1,479	36,250
Stage Stores, Inc.	1,292	22,106
Stein Mart, Inc.	1,060	12,243
Systemax, Inc. (a)	414	5,163
The Buckle, Inc. (b)	1,078	48,930
The Cato Corp. (Class A) (b)	1,060	36,528
The Children’s Place, Inc.	792	37,747
The Container Store Group, Inc. (a)	481	10,471
The Finish Line, Inc. (Class A)	1,672	41,850
The Men’s Wearhouse, Inc. (b)	1,729	81,643
Tile Shop Holdings, Inc. (a)(b)	1,008	9,324
Tilly’s, Inc. (Class A) (a)(b)	363	2,730
Vitamin Shoppe, Inc. (a)	1,168	51,847
West Marine, Inc. (a)(b)	651	5,859
Winmark Corp.	92	6,762
Zumiez, Inc. (a)(b)	809	22,733

		1,879,641

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Cray, Inc. (a)(b)	1,491	39,124
Dot Hill Systems Corp. (a)	2,158	8,157
Eastman Kodak Co. (a)	632	13,885
Electronics for Imaging, Inc. (a)(b)	1,731	76,458
Immersion Corp. (a)(b)	1,076	9,232
Intevac, Inc. (a)(b)	860	5,736
Nimble Storage, Inc. (a)	328	8,518
QLogic Corp. (a)	3,451	31,611
Quantum Corp. (a)(b)	8,020	9,303
Silicon Graphics International Corp. (a)(b)	1,281	11,824
Super Micro Computer, Inc. (a)(b)	1,173	34,510
Violin Memory, Inc. (a)	2,882	14,036

		262,394

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Columbia Sportswear Co.	962	34,420
Crocs, Inc. (a)	3,017	37,954
Culp, Inc. (b)	301	5,463
G-III Apparel Group, Ltd. (a)(b)	721	59,742
Iconix Brand Group, Inc. (a)(b)	1,652	61,025
Movado Group, Inc.	666	22,018
Oxford Industries, Inc.	486	29,641
Perry Ellis International, Inc. (a)(b)	481	9,788
Quiksilver, Inc. (a)(b)	5,033	8,657
Sequential Brands Group, Inc. (a)(b)	611	7,637
Skechers U.S.A., Inc. (a)	1,473	78,526
Steven Madden, Ltd. (a)	2,036	65,620
Tumi Holdings, Inc. (a)(b)	1,795	36,528
Unifi, Inc. (a)	562	14,556
Vera Bradley, Inc. (a)(b)	814	16,834
Vince Holding Corp. (a)(b)	429	12,982
Wolverine World Wide, Inc. (b)	3,652	91,519

		592,910

THRIFTS & MORTGAGE FINANCE — 1.8%
Astoria Financial Corp.	2,968	36,774
Bank Mutual Corp. (b)	1,795	11,506
BankFinancial Corp. (b)	848	8,802
BBX Capital Corp. (Class A) (a)(b)	265	4,619
Beneficial Mutual Bancorp, Inc. (a)	1,273	16,269
Berkshire Hills Bancorp, Inc.	970	22,785
BofI Holding, Inc. (a)(b)	541	39,336
Brookline Bancorp, Inc. (b)	2,677	22,888
Capitol Federal Financial, Inc. (b)	5,161	61,003

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Charter Financial Corp. (b)	880	$9,416
Clifton Bancorp, Inc. (b)	952	11,986
Dime Community Bancshares (b)	1,204	17,338
ESB Financial Corp. (b)	499	5,828
Essent Group, Ltd. (a)(b)	1,495	32,008
EverBank Financial Corp. (b)	3,278	57,890
Federal Agricultural Mortgage Corp. (Class C) (b)	399	12,824
First Defiance Financial Corp.	382	10,318
First Financial Northwest, Inc.	598	6,106
Flagstar Bancorp, Inc. (a)	759	12,774
Fox Chase Bancorp, Inc. (b)	471	7,682
Franklin Financial Corp. (a)	435	8,095
Home Loan Servicing Solutions, Ltd. (b)	2,467	52,276
HomeStreet, Inc.	463	7,913
Kearny Financial Corp. (a)(b)	558	7,438
Ladder Capital Corp. (Class A) (a)	577	10,905
Meridian Bancorp, Inc. (a)(b)	808	8,533
Meta Financial Group, Inc.	236	8,321
MGIC Investment Corp. (a)(b)	12,585	98,289
NMI Holdings, Inc. (Class A) (a)(b)	1,817	15,717
Northfield Bancorp, Inc. (b)	1,925	26,219
Northwest Bancshares, Inc. (b)	3,581	43,330
OceanFirst Financial Corp.	540	8,591
Oritani Financial Corp.	1,725	24,305
PennyMac Financial Services, Inc. (Class A) (a)	484	7,091
Provident Financial Services, Inc. (b)	2,270	37,160
Radian Group, Inc. (b)	6,874	98,023
Stonegate Mortgage Corp. (a)	577	7,495
Territorial Bancorp, Inc.	447	9,070
Tree.com, Inc. (a)(b)	233	8,362
TrustCo Bank Corp. NY (b)	3,612	23,261
United Community Financial Corp. (b)	1,802	8,433
United Financial Bancorp, Inc.	2,102	26,674
Walker & Dunlop, Inc. (a)	598	7,947
Washington Federal, Inc. (b)	3,649	74,294
Waterstone Financial, Inc. (b)	1,239	14,310
WSFS Financial Corp. (b)	286	20,481

		1,070,685

TOBACCO — 0.2%
22nd Century Group, Inc. (a)	1,488	3,750
Alliance One International, Inc. (a)(b)	3,346	6,591
Universal Corp.	805	35,734
Vector Group, Ltd. (b)	2,515	55,793

		101,868

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp. (b)	1,041	20,112
Aircastle, Ltd. (b)	2,328	38,086
Applied Industrial Technologies, Inc. (b)	1,506	68,749
Beacon Roofing Supply, Inc. (a)	1,781	45,380
CAI International, Inc. (a)(b)	661	12,790
DXP Enterprises, Inc. (a)(b)	468	34,482
General Finance Corp. (a)(b)	400	3,548
H&E Equipment Services, Inc.	1,100	44,308
Houston Wire & Cable Co.	700	8,386
Kaman Corp. (b)	1,029	40,440
Rush Enterprises, Inc. (Class A) (a)(b)	1,173	39,237
Stock Building Supply Holdings, Inc. (a)(b)	579	9,096
TAL International Group, Inc. (a)	1,294	53,378
Textainer Group Holdings, Ltd. (b)	813	25,301
Titan Machinery, Inc. (a)(b)	661	8,586
Watsco, Inc.	935	80,578

		532,457

TRANSPORTATION INFRASTRUCTURE — 0.1%
Wesco Aircraft Holdings, Inc. (a)	1,891	32,903

WATER UTILITIES — 0.2%
American States Water Co. (b)	1,474	44,839
Artesian Resources Corp. (Class A) (b)	288	5,800
California Water Service Group (b)	1,820	40,841
Connecticut Water Service, Inc. (b)	417	13,552
Middlesex Water Co. (b)	607	11,897
SJW Corp. (b)	596	16,015
York Water Co. (b)	499	9,980

		142,924

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)(b)	628	4,478
Leap Wireless International, Inc. (a)(b)	2,486	6,265
NTELOS Holdings Corp. (b)	558	5,937
RingCentral, Inc. (Class A) (a)	1,008	12,812
Shenandoah Telecommunications Co. (b)	904	22,428
Spok Holdings, Inc.	2,528	10,590

		62,510

TOTAL COMMON STOCKS —
(Cost $62,403,630)		58,879,132

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)	406	45

PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals (CRV) (expiring 7/2/16) (a)	209	2,042

TOTAL RIGHTS —
(Cost $2,944)		2,087

SHORT TERM INVESTMENTS — 25.2%
MONEY MARKET FUNDS — 25.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,544,568	14,544,568
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	336,205	336,205

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,880,773)		14,880,773

TOTAL INVESTMENTS — 125.0% (g)
(Cost $77,287,347)		73,761,992
OTHER ASSETS & LIABILITIES — (25.0)%		(14,774,395)

NET ASSETS — 100.0%		$58,987,597

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CRV = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.3%
General Dynamics Corp.	6,664	$846,928
Honeywell International, Inc.	23,569	2,194,745
Lockheed Martin Corp.	7,516	1,373,774
Northrop Grumman Corp.	4,049	533,496
Precision Castparts Corp.	6,599	1,563,171
Raytheon Co.	7,125	724,042
Rockwell Collins, Inc.	3,412	267,842
Textron, Inc.	12,841	462,148
The Boeing Co.	30,663	3,905,853
United Technologies Corp.	21,641	2,285,290

		14,157,289

AIR FREIGHT & LOGISTICS — 1.0%
Expeditors International of Washington, Inc.	4,429	179,729
FedEx Corp.	5,829	941,092
United Parcel Service, Inc. (Class B)	32,116	3,156,682

		4,277,503

AIRLINES — 0.6%
Delta Air Lines, Inc.	38,554	1,393,727
Southwest Airlines Co.	31,300	1,057,001

		2,450,728

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	10,563	555,720
Delphi Automotive PLC	5,706	350,006
Johnson Controls, Inc.	30,245	1,330,780
The Goodyear Tire & Rubber Co.	12,734	287,597

		2,524,103

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	10,097	587,645

BANKS — 1.8%
Citigroup, Inc.	63,955	3,314,148
Comerica, Inc.	8,374	417,528
Fifth Third Bancorp	38,563	772,031
Huntington Bancshares, Inc.	38,040	370,129
KeyCorp	41,006	546,610
Regions Financial Corp.	31,352	314,774
U.S. Bancorp	43,613	1,824,332
Zions Bancorporation	4,194	121,878

		7,681,430

BEVERAGES — 2.6%
Brown-Forman Corp. (Class B)	4,320	389,751
Coca-Cola Enterprises, Inc.	10,275	455,799
Constellation Brands, Inc. (Class A) (a)	7,614	663,636
Dr. Pepper Snapple Group, Inc.	4,330	278,462
Monster Beverage Corp. (a)	6,273	575,046
PepsiCo, Inc.	39,924	3,716,525
The Coca-Cola Co.	119,062	5,079,185

		11,158,404

BIOTECHNOLOGY — 5.4%
Alexion Pharmaceuticals, Inc. (a)	8,955	1,484,918
Amgen, Inc.	34,559	4,854,157
Biogen Idec, Inc. (a)	10,743	3,553,892
Celgene Corp. (a)	36,559	3,465,062
Gilead Sciences, Inc. (a)	69,053	7,350,692
Regeneron Pharmaceuticals, Inc. (a)	3,328	1,199,810
Vertex Pharmaceuticals, Inc. (a)	10,716	1,203,514

		23,112,045

BUILDING PRODUCTS — 0.1%
Allegion PLC	1,638	78,034
Masco Corp.	10,414	249,103

		327,137

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc. (a)	2,544	509,716
Ameriprise Financial, Inc.	8,634	1,065,263
BlackRock, Inc.	5,730	1,881,274
E*TRADE Financial Corp. (a)	7,853	177,399
Franklin Resources, Inc.	18,038	985,055
Invesco, Ltd.	19,784	781,072
State Street Corp. (b)	10,401	765,618
T. Rowe Price Group, Inc.	11,943	936,331
The Charles Schwab Corp.	52,374	1,539,272

		8,641,000

CHEMICALS — 3.3%
Air Products & Chemicals, Inc.	4,985	648,947
Airgas, Inc.	1,929	213,444
CF Industries Holdings, Inc.	1,308	365,220
E. I. du Pont de Nemours & Co.	23,821	1,709,395
Eastman Chemical Co.	6,773	547,868
Ecolab, Inc.	12,447	1,429,289
FMC Corp.	6,052	346,114
International Flavors & Fragrances, Inc.	2,186	209,594
LyondellBasell Industries NV (Class A)	19,417	2,109,851
Monsanto Co.	23,936	2,693,039
PPG Industries, Inc.	6,343	1,247,922
Praxair, Inc.	7,981	1,029,549
Sigma-Aldrich Corp.	3,144	427,615
The Sherwin-Williams Co.	3,751	821,432

		13,799,279

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	4,621	326,196
Pitney Bowes, Inc.	9,217	230,333
Stericycle, Inc. (a)	3,928	457,848
Tyco International, Ltd.	10,702	476,988
Waste Management, Inc.	10,948	520,358

		2,011,723

COMMUNICATIONS EQUIPMENT — 1.5%
F5 Networks, Inc. (a)	2,261	268,471
Harris Corp.	2,292	152,189
Motorola Solutions, Inc.	4,217	266,852
QUALCOMM, Inc.	76,585	5,726,260

		6,413,772

CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc. (a)	3,576	129,773

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (d)	1,272	164,012
Vulcan Materials Co.	2,556	153,948

		317,960

CONSUMER FINANCE — 1.2%
American Express Co.	41,162	3,603,321
Discover Financial Services	21,133	1,360,754

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Navient Corp.	8,086	$143,203

		5,107,278

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	3,136	198,415
Owens-Illinois, Inc. (a)	4,364	113,682
Sealed Air Corp.	8,941	311,862

		623,959

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,112	272,954

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	8,205	254,437

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Intercontinental Exchange, Inc.	5,161	1,006,653
Leucadia National Corp.	6,594	157,201
McGraw Hill Financial, Inc.	7,303	616,738
Moody’s Corp.	8,628	815,346

		2,595,938

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	98,530	4,925,515

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	11,194	562,051
Eaton Corp. PLC	9,367	593,587
Emerson Electric Co.	19,947	1,248,283
Rockwell Automation, Inc.	6,339	696,529

		3,100,450

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. (Class A)	7,285	727,480
FLIR Systems, Inc.	4,233	132,662
TE Connectivity, Ltd.	11,040	610,402

		1,470,544

ENERGY EQUIPMENT & SERVICES — 2.4%
FMC Technologies, Inc. (a)	10,843	588,884
Halliburton Co.	38,875	2,507,826
Helmerich & Payne, Inc.	4,867	476,333
National Oilwell Varco, Inc.	9,590	729,799
Schlumberger, Ltd.	59,233	6,023,404

		10,326,246

FOOD & STAPLES RETAILING — 0.4%
Safeway, Inc.	10,302	353,359
Walgreen Co.	18,788	1,113,565
Whole Foods Market, Inc. (d)	10,538	401,603

		1,868,527

FOOD PRODUCTS — 1.4%
Campbell Soup Co. (d)	3,872	165,451
General Mills, Inc.	15,419	777,889
Hormel Foods Corp.	3,756	193,021
Kellogg Co.	6,149	378,778
Keurig Green Mountain, Inc. (d)	5,518	718,057
Kraft Foods Group, Inc.	27,261	1,537,521
McCormick & Co., Inc. (d)	3,167	211,872
Mead Johnson Nutrition Co.	9,268	891,767
The Hershey Co.	6,861	654,745
The J.M. Smucker Co.	2,205	218,273

		5,747,374

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	12,621	905,809
Becton, Dickinson and Co.	8,855	1,007,788
Boston Scientific Corp. (a)	61,072	721,260
C.R. Bard, Inc.	3,430	489,495
CareFusion Corp. (a)	3,992	180,638
Covidien PLC	9,916	857,833
DENTSPLY International, Inc.	3,638	165,893
Edwards Lifesciences Corp. (a)	2,734	279,278
Intuitive Surgical, Inc. (a)	1,077	497,380
Medtronic, Inc.	25,524	1,581,212
St. Jude Medical, Inc.	12,980	780,487
Stryker Corp.	13,525	1,092,144
Varian Medical Systems, Inc. (a)	3,041	243,645
Zimmer Holdings, Inc.	5,172	520,045

		9,322,907

HEALTH CARE PROVIDERS & SERVICES — 0.8%
AmerisourceBergen Corp.	4,456	344,449
CIGNA Corp.	12,078	1,095,354
DaVita HealthCare Partners, Inc. (a)	5,024	367,455
Laboratory Corp. of America Holdings (a)	2,103	213,980
McKesson Corp.	4,606	896,650
Tenet Healthcare Corp. (a)	1,742	103,458
Universal Health Services, Inc. (Class B)	4,200	438,900

		3,460,246

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	13,502	804,314

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. (a)	1,416	943,892
Marriott International, Inc. (Class A) (d)	5,980	418,002
McDonald’s Corp.	25,557	2,423,059
Starbucks Corp.	34,332	2,590,693
Starwood Hotels & Resorts Worldwide, Inc.	8,729	726,340
Wyndham Worldwide Corp.	5,701	463,263
Wynn Resorts, Ltd.	3,675	687,519
Yum! Brands, Inc.	12,240	881,035

		9,133,803

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (d)	2,368	123,112
Harman International Industries, Inc.	3,112	305,101
Lennar Corp. (Class A) (d)	3,475	134,934
Mohawk Industries, Inc. (a)	2,745	370,081
Newell Rubbermaid, Inc.	6,767	232,852

		1,166,080

HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	23,959	1,562,606
Kimberly-Clark Corp.	10,037	1,079,680
The Clorox Co.	3,407	327,208
The Procter & Gamble Co.	63,079	5,282,236

		8,251,730

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	29,610	4,195,145
Danaher Corp.	27,478	2,087,779

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Roper Industries, Inc.	2,660	$389,131

		6,672,055

INSURANCE — 1.1%
Aon PLC	13,258	1,162,329
Lincoln National Corp.	5,362	287,296
Marsh & McLennan Cos., Inc.	16,584	868,006
Principal Financial Group, Inc.	6,614	347,037
Prudential Financial, Inc.	21,013	1,847,883
Torchmark Corp.	6,148	321,971

		4,834,522

INTERNET & CATALOG RETAIL — 2.4%
Amazon.com, Inc. (a)	17,265	5,566,927
Expedia, Inc.	2,653	232,456
Netflix, Inc. (a)	2,783	1,255,634
The Priceline Group, Inc. (a)	2,411	2,793,336
TripAdvisor, Inc. (a)	5,083	464,688

		10,313,041

INTERNET SOFTWARE & SERVICES — 6.3%
Akamai Technologies, Inc. (a)	8,196	490,121
eBay, Inc. (a)	34,612	1,960,078
Facebook, Inc. (Class A) (a)	89,128	7,044,677
Google, Inc. (Class A) (a)	12,974	7,634,031
Google, Inc. (Class C) (a)	12,974	7,490,669
VeriSign, Inc. (a)(d)	5,141	283,372
Yahoo!, Inc. (a)	42,286	1,723,154

		26,626,102

IT SERVICES — 4.5%
Accenture PLC (Class A)	16,323	1,327,386
Alliance Data Systems Corp. (a)	2,464	611,737
Automatic Data Processing, Inc.	22,056	1,832,413
Cognizant Technology Solutions Corp. (Class A) (a)	27,707	1,240,442
Fidelity National Information Services, Inc.	13,036	733,927
Fiserv, Inc. (a)	11,218	725,076
International Business Machines Corp.	19,111	3,627,841
Mastercard, Inc. (Class A)	44,975	3,324,552
Paychex, Inc.	9,961	440,276
Teradata Corp. (a)(d)	3,751	157,242
The Western Union Co. (d)	15,814	253,657
Total System Services, Inc.	7,600	235,296
Visa, Inc. (Class A)	22,471	4,794,637

		19,304,482

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	2,989	164,380
Mattel, Inc.	9,139	280,110

		444,490

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	10,327	588,433
PerkinElmer, Inc.	2,690	117,284
Thermo Fisher Scientific, Inc.	18,346	2,232,708
Waters Corp. (a)	2,427	240,564

		3,178,989

MACHINERY — 1.2%
Cummins, Inc.	5,195	685,636
Dover Corp.	5,443	437,236
Flowserve Corp.	6,379	449,847
Illinois Tool Works, Inc.	9,196	776,326
Ingersoll-Rand PLC	6,866	386,968
PACCAR, Inc.	16,207	921,773
Pall Corp.	3,374	282,404
Parker-Hannifin Corp.	3,992	455,687
Pentair PLC	5,550	363,469
Snap-On, Inc.	1,497	181,257
Xylem, Inc.	5,034	178,657

		5,119,260

MEDIA — 5.4%
CBS Corp.	22,152	1,185,132
Comcast Corp. (Class A)	118,286	6,361,421
DIRECTV (a)	22,919	1,982,952
Discovery Communications, Inc. (Series A) (a)	6,796	256,889
Discovery Communications, Inc. (Series C) (a)	12,496	465,851
News Corp. (Class A) (a)	22,693	371,031
Omnicom Group, Inc.	11,443	787,965
Scripps Networks Interactive, Inc. (Class A) (d)	4,746	370,615
The Interpublic Group of Cos., Inc.	19,013	348,318
The Walt Disney Co.	48,381	4,307,360
Time Warner Cable, Inc.	12,591	1,806,683
Time Warner, Inc.	21,481	1,615,586
Twenty-First Century Fox, Inc. (Class A)	47,325	1,622,774
Viacom, Inc. (Class B)	17,396	1,338,448

		22,821,025

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	13,315	919,933

MULTILINE RETAIL — 0.3%
Dollar General Corp. (a)	6,174	377,293
Dollar Tree, Inc. (a)	9,516	533,562
Nordstrom, Inc.	3,506	239,705

		1,150,560

OIL, GAS & CONSUMABLE FUELS — 3.2%
Anadarko Petroleum Corp.	12,254	1,243,046
Cabot Oil & Gas Corp.	19,319	631,538
Chesapeake Energy Corp.	11,332	260,523
Cimarex Energy Co.	2,546	322,145
EOG Resources, Inc.	24,956	2,471,143
EQT Corp.	6,867	628,605
Kinder Morgan, Inc.	30,038	1,151,657
Marathon Petroleum Corp.	5,688	481,603
Newfield Exploration Co. (a)	3,638	134,861
Noble Energy, Inc.	16,467	1,125,684
Occidental Petroleum Corp.	16,406	1,577,437
Pioneer Natural Resources Co.	6,526	1,285,426
Range Resources Corp.	7,432	503,964
Southwestern Energy Co. (a)	9,160	320,142
Spectra Energy Corp.	14,432	566,600
The Williams Cos., Inc.	13,836	765,823

		13,470,197

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (d)	8,102	102,085
The Estee Lauder Cos., Inc. (Class A)	10,231	764,461

		866,546

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 7.2%
AbbVie, Inc.	72,929	$4,212,379
Actavis PLC (a)	12,083	2,915,386
Allergan, Inc.	13,404	2,388,459
Bristol-Myers Squibb Co.	49,020	2,508,844
Hospira, Inc. (a)	3,483	181,221
Johnson & Johnson	76,003	8,101,160
Merck & Co., Inc.	61,951	3,672,455
Mylan, Inc. (a)	17,045	775,377
Perrigo Co. PLC	6,139	922,016
Pfizer, Inc.	142,016	4,199,413
Zoetis, Inc.	15,093	557,686

		30,434,396

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	1,783	209,449
Equifax, Inc.	5,533	413,536
Nielsen NV	7,711	341,829
Robert Half International, Inc.	6,323	309,827

		1,274,641

REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Tower Corp.	18,113	1,695,920
Apartment Investment & Management Co. (Class A)	3,531	112,356
AvalonBay Communities, Inc.	2,307	325,218
Boston Properties, Inc.	3,452	399,604
Crown Castle International Corp.	15,258	1,228,727
Equity Residential	7,625	469,548
Essex Property Trust, Inc.	1,594	284,928
General Growth Properties, Inc.	12,337	290,536
Health Care REIT, Inc.	10,255	639,604
Host Hotels & Resorts, Inc.	22,416	478,133
Iron Mountain, Inc. (d)	3,717	121,360
Kimco Realty Corp.	8,424	184,570
Plum Creek Timber Co., Inc.	4,619	180,187
ProLogis	13,451	507,103
Public Storage	3,762	623,890
Simon Property Group, Inc.	8,253	1,356,958
The Macerich Co.	6,439	411,001
Ventas, Inc.	6,606	409,242
Vornado Realty Trust	4,214	421,231

		10,140,116

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	8,634	256,775

ROAD & RAIL — 1.8%
CSX Corp.	29,213	936,569
Kansas City Southern	4,994	605,273
Norfolk Southern Corp.	14,177	1,582,153
Union Pacific Corp.	41,046	4,450,207

		7,574,202

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Altera Corp.	6,017	215,288
Analog Devices, Inc.	6,681	330,643
Applied Materials, Inc.	30,888	667,489
Avago Technologies, Ltd.	6,716	584,292
First Solar, Inc. (a)(d)	3,228	212,435
KLA-Tencor Corp.	7,615	599,910
Lam Research Corp.	3,744	279,677
Linear Technology Corp.	6,116	271,489
Microchip Technology, Inc. (d)	9,090	429,321
Micron Technology, Inc. (a)	49,168	1,684,495
NVIDIA Corp.	11,334	209,112
Texas Instruments, Inc.	29,268	1,395,791
Xilinx, Inc.	6,742	285,524

		7,165,466

SOFTWARE — 6.4%
Adobe Systems, Inc. (a)	21,400	1,480,666
Autodesk, Inc. (a)	10,313	568,246
CA, Inc.	9,817	274,287
Citrix Systems, Inc. (a)	4,699	335,227
Electronic Arts, Inc. (a)	14,074	501,175
Intuit, Inc.	12,995	1,139,012
Microsoft Corp.	376,546	17,456,673
Oracle Corp.	80,215	3,070,630
Red Hat, Inc. (a)	8,829	495,748
Salesforce.com, Inc. (a)	26,336	1,515,110
Symantec Corp.	17,138	402,914

		27,239,688

SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	1,445	736,459
Bed Bath & Beyond, Inc. (a)(d)	9,159	602,937
Best Buy Co., Inc.	6,111	205,269
CarMax, Inc. (a)(d)	5,678	263,743
GameStop Corp. (Class A) (d)	2,486	102,423
L Brands, Inc.	7,155	479,242
Lowe’s Cos., Inc.	27,107	1,434,502
O’Reilly Automotive, Inc. (a)	4,755	714,962
PetSmart, Inc.	2,382	166,954
Ross Stores, Inc.	9,611	726,399
The Gap, Inc.	7,936	330,852
The Home Depot, Inc.	39,968	3,666,664
Tiffany & Co.	5,074	488,677
TJX Cos., Inc.	31,693	1,875,275
Tractor Supply Co.	6,382	392,557
Urban Outfitters, Inc. (a)	2,950	108,265

		12,295,180

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	273,651	27,570,338
NetApp, Inc.	9,925	426,378
SanDisk Corp.	10,328	1,011,628
Seagate Technology PLC (d)	14,904	853,552
Western Digital Corp.	10,090	981,959

		30,843,855

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	7,693	273,948
Fossil Group, Inc. (a)	2,245	210,805
Michael Kors Holdings, Ltd. (a)	9,341	666,854
NIKE, Inc. (Class B)	32,156	2,868,315
PVH Corp.	2,392	289,791
Ralph Lauren Corp.	1,620	266,863
Under Armour, Inc. (Class A) (a)(d)	7,358	508,438
V.F. Corp.	15,735	1,038,982

		6,123,996

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
People’s United Financial, Inc. (d)	7,213	104,372

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TOBACCO — 1.6%
Altria Group, Inc.	47,996	$2,204,937
Lorillard, Inc.	16,565	992,409
Philip Morris International, Inc.	39,938	3,330,829
Reynolds American, Inc.	7,107	419,313

		6,947,488

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co. (d)	12,474	560,083
United Rentals, Inc. (a)	4,400	488,840
W.W. Grainger, Inc.	2,827	711,414

		1,760,337

TOTAL COMMON STOCKS —
(Cost $315,312,630)		423,903,807

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,017,300	5,017,300
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	462,497	462,497

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,479,797)		5,479,797

TOTAL INVESTMENTS — 101.1% (h)
(Cost $320,792,427)		429,383,604
OTHER ASSETS & LIABILITIES — (1.1)%		(4,638,665)

NET ASSETS — 100.0%		$424,744,939

(a)	Non-income producing security
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Amount shown represents less than 0.05% of net assets.
(d)	A portion of the security was on loan at September 30, 2014.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	4,532	$575,972
Honeywell International, Inc.	7,030	654,633
L-3 Communications Holdings, Inc.	2,294	272,802
Lockheed Martin Corp.	2,797	511,236
Northrop Grumman Corp.	3,238	426,639
Raytheon Co.	4,153	422,028
Rockwell Collins, Inc.	1,628	127,798
United Technologies Corp.	9,798	1,034,669

		4,025,777

AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc. (a)	3,972	263,423
Expeditors International of Washington, Inc.	2,872	116,546
FedEx Corp.	3,703	597,849

		977,818

AUTO COMPONENTS — 0.1%
Delphi Automotive PLC	4,326	265,357

AUTOMOBILES — 1.2%
Ford Motor Co.	102,958	1,522,749
General Motors Co.	35,756	1,142,046

		2,664,795

BANKS — 10.8%
Bank of America Corp.	278,678	4,751,460
BB&T Corp.	19,174	713,464
Citigroup, Inc.	43,507	2,254,533
JPMorgan Chase & Co.	99,969	6,022,133
M&T Bank Corp. (a)	3,424	422,145
PNC Financial Services Group, Inc.	14,312	1,224,821
Regions Financial Corp.	18,852	189,274
SunTrust Banks, Inc.	14,076	535,310
U.S. Bancorp	22,620	946,195
Wells Fargo & Co.	126,284	6,550,351
Zions Bancorporation	2,404	69,860

		23,679,546

BEVERAGES — 1.7%
Brown-Forman Corp. (Class B)	1,749	157,795
Dr. Pepper Snapple Group, Inc.	2,743	176,402
Molson Coors Brewing Co. (Class B)	4,275	318,231
PepsiCo, Inc.	16,883	1,571,639
The Coca-Cola Co.	35,679	1,522,066

		3,746,133

BUILDING PRODUCTS — 0.1%
Allegion PLC	1,496	71,269
Masco Corp.	3,378	80,802

		152,071

CAPITAL MARKETS — 2.5%
E*TRADE Financial Corp. (b)	3,038	68,628
Legg Mason, Inc.	2,875	147,085
Morgan Stanley	40,688	1,406,584
Northern Trust Corp.	5,987	407,296
State Street Corp. (c)	5,296	389,839
The Bank of New York Mellon Corp.	30,074	1,164,766
The Goldman Sachs Group, Inc.	10,864	1,994,304

		5,578,502

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	2,148	279,627
Airgas, Inc.	672	74,357
CF Industries Holdings, Inc.	620	173,116
E. I. du Pont de Nemours & Co.	10,410	747,022
International Flavors & Fragrances, Inc.	858	82,265
Praxair, Inc.	3,136	404,544
Sigma-Aldrich Corp.	1,399	190,278
The Dow Chemical Co.	29,837	1,564,652
The Mosaic Co.	8,563	380,283

		3,896,144

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	7,166	279,617
The ADT Corp. (a)	4,694	166,449
Tyco International, Ltd.	5,729	255,342
Waste Management, Inc.	5,113	243,021

		944,429

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	135,779	3,417,558
F5 Networks, Inc. (b)	730	86,680
Harris Corp.	1,378	91,499
Juniper Networks, Inc.	10,546	233,594
Motorola Solutions, Inc.	3,653	231,162

		4,060,493

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	4,279	285,794
Jacobs Engineering Group, Inc. (b)	3,551	173,360
Quanta Services, Inc. (b)	3,523	127,850

		587,004

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	857	110,502
Vulcan Materials Co.	1,962	118,171

		228,673

CONSUMER FINANCE — 0.6%
Capital One Financial Corp.	15,139	1,235,645
Navient Corp.	6,685	118,392

		1,354,037

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	2,673	119,350
Ball Corp.	1,990	125,907
Bemis Co., Inc.	2,648	100,677
MeadWestvaco Corp.	4,560	186,686
Owens-Illinois, Inc. (b)	1,767	46,030

		578,650

DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,295	201,294

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,417	74,951

DIVERSIFIED FINANCIAL SERVICES — 3.6%
Berkshire Hathaway, Inc. (Class B) (b)	48,445	6,692,192
CME Group, Inc.	8,352	667,784
Leucadia National Corp.	4,458	106,279
McGraw Hill Financial, Inc.	2,928	247,270
The NASDAQ OMX Group, Inc. (a)	3,257	138,162

		7,851,687

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	137,711	$4,852,936
CenturyLink, Inc.	15,473	632,691
Frontier Communications Corp. (a)	26,825	174,631
Verizon Communications, Inc.	52,670	2,632,973
Windstream Holdings, Inc.	15,770	170,000

		8,463,231

ELECTRIC UTILITIES — 3.6%
American Electric Power Co., Inc.	13,031	680,348
Duke Energy Corp.	18,749	1,401,863
Edison International	8,666	484,603
Entergy Corp.	4,715	364,611
Exelon Corp.	22,545	768,559
FirstEnergy Corp.	11,115	373,131
NextEra Energy, Inc.	11,522	1,081,685
Northeast Utilities	8,248	365,386
Pepco Holdings, Inc.	6,767	181,085
Pinnacle West Capital Corp.	2,903	158,620
PPL Corp.	17,666	580,151
The Southern Co.	23,784	1,038,172
Xcel Energy, Inc.	13,072	397,389

		7,875,603

ELECTRICAL EQUIPMENT — 0.4%
Eaton Corp. PLC	7,112	450,687
Emerson Electric Co.	6,996	437,810

		888,497

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	34,589	668,951
FLIR Systems, Inc.	1,293	40,523
Jabil Circuit, Inc. (a)	5,093	102,726
TE Connectivity, Ltd.	4,445	245,764

		1,057,964

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	11,704	761,462
Cameron International Corp. (b)	5,460	362,435
Diamond Offshore Drilling, Inc. (a)	1,831	62,749
Ensco PLC (Class A) (a)	6,065	250,545
Nabors Industries, Ltd.	6,929	157,704
National Oilwell Varco, Inc.	5,792	440,771
Noble Corp. PLC (a)	6,795	150,985
Transocean, Ltd. (a)	8,897	284,437

		2,471,088

FOOD & STAPLES RETAILING — 4.2%
Costco Wholesale Corp.	11,695	1,465,618
CVS Health Corp.	30,798	2,451,213
Sysco Corp.	15,372	583,367
The Kroger Co.	12,989	675,428
Wal-Mart Stores, Inc.	41,943	3,207,381
Walgreen Co.	12,360	732,577
Whole Foods Market, Inc. (a)	3,741	142,570

		9,258,154

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	17,378	888,016
Campbell Soup Co. (a)	2,572	109,901
ConAgra Foods, Inc.	11,055	365,257
General Mills, Inc.	7,491	377,921
Hormel Foods Corp.	1,367	70,250
Kellogg Co.	3,125	192,500
McCormick & Co., Inc.	1,633	109,248
Mondelez International, Inc. (Class A)	44,792	1,534,798
The J.M. Smucker Co.	1,430	141,556
Tyson Foods, Inc. (Class A)	7,807	307,361

		4,096,808

GAS UTILITIES — 0.1%
AGL Resources, Inc.	3,054	156,792

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	39,850	1,657,361
Baxter International, Inc.	7,005	502,749
CareFusion Corp. (b)	3,250	147,063
Covidien PLC	6,302	545,186
DENTSPLY International, Inc.	1,695	77,292
Edwards Lifesciences Corp. (b)	1,361	139,026
Intuitive Surgical, Inc. (b)	372	171,797
Medtronic, Inc.	11,434	708,336
Varian Medical Systems, Inc. (b)	995	79,719
Zimmer Holdings, Inc.	1,521	152,937

		4,181,466

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aetna, Inc.	9,588	776,628
AmerisourceBergen Corp.	3,232	249,834
Cardinal Health, Inc.	9,085	680,648
DaVita HealthCare Partners, Inc. (b)	1,753	128,214
Express Scripts Holding Co. (b)	19,801	1,398,545
Humana, Inc.	4,090	532,886
Laboratory Corp. of America Holdings (b)	1,136	115,588
McKesson Corp.	3,446	670,833
Patterson Cos., Inc. (a)	2,144	88,826
Quest Diagnostics, Inc. (a)	3,838	232,890
Tenet Healthcare Corp. (b)	1,561	92,708
UnitedHealth Group, Inc.	26,032	2,245,260
WellPoint, Inc.	7,402	885,427

		8,098,287

HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	11,646	467,820
Darden Restaurants, Inc. (a)	3,364	173,112
Marriott International, Inc. (Class A) (a)	2,376	166,082
McDonald’s Corp.	11,273	1,068,793
Yum! Brands, Inc.	4,701	338,378

		2,214,185

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	8,481	174,030
Garmin, Ltd. (a)	1,834	95,350
Leggett & Platt, Inc. (a)	3,736	130,461
Lennar Corp. (Class A) (a)	2,397	93,076
Newell Rubbermaid, Inc.	3,612	124,289
Pulte Group, Inc.	9,009	159,099
Whirlpool Corp.	2,096	305,282

		1,081,587

HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	9,076	591,937
Kimberly-Clark Corp.	4,101	441,144
The Clorox Co. (a)	1,517	145,693

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

The Procter & Gamble Co.	35,204	$2,947,983

		4,126,757

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
NRG Energy, Inc.	9,136	278,465
The AES Corp.	17,911	253,978

		532,443

INDUSTRIAL CONGLOMERATES — 3.2%
General Electric Co.	266,120	6,817,994
Roper Industries, Inc.	1,116	163,260

		6,981,254

INSURANCE — 4.6%
ACE, Ltd.	8,906	933,972
Aflac, Inc.	12,017	699,990
American International Group, Inc.	37,849	2,044,603
Assurant, Inc.	1,918	123,327
Cincinnati Financial Corp.	3,947	185,706
Genworth Financial, Inc. (Class A) (b)	12,958	169,750
Lincoln National Corp.	3,749	200,871
Loews Corp.	8,075	336,405
Marsh & McLennan Cos., Inc.	4,870	254,896
MetLife, Inc.	29,803	1,601,017
Principal Financial Group, Inc.	3,416	179,238
The Allstate Corp.	11,529	707,535
The Chubb Corp.	6,390	582,001
The Hartford Financial Services Group, Inc.	11,911	443,685
The Progressive Corp.	14,485	366,181
The Travelers Cos., Inc.	9,012	846,587
Unum Group	7,050	242,379
XL Group PLC	7,233	239,919

		10,158,062

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc.	1,196	104,794

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. (b)	10,015	567,149

IT SERVICES — 1.9%
Accenture PLC (Class A)	7,332	596,238
Computer Sciences Corp.	3,854	235,672
International Business Machines Corp.	13,521	2,566,692
Paychex, Inc.	2,804	123,937
Teradata Corp. (a)(b)	2,115	88,661
The Western Union Co. (a)	5,298	84,980
Xerox Corp.	29,332	388,062

		4,084,242

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,284	70,613
Mattel, Inc.	3,635	111,413

		182,026

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Agilent Technologies, Inc.	2,766	157,607
PerkinElmer, Inc.	1,379	60,124
Waters Corp. (b)	860	85,243

		302,974

MACHINERY — 2.0%
Caterpillar, Inc.	16,512	1,635,183
Cummins, Inc.	1,512	199,554
Deere & Co. (a)	9,551	783,086
Dover Corp.	1,358	109,088
Illinois Tool Works, Inc.	4,525	382,001
Ingersoll-Rand PLC	3,046	171,673
Joy Global, Inc. (a)	2,780	151,621
Pall Corp.	1,020	85,374
Parker-Hannifin Corp.	1,640	187,206
Pentair PLC	2,019	132,224
Snap-On, Inc.	635	76,886
Stanley Black & Decker, Inc.	4,126	366,348
Xylem, Inc.	1,952	69,276

		4,349,520

MEDIA — 1.4%
Cablevision Systems Corp. (Class A) (a)	5,956	104,290
Gannett Co., Inc.	5,933	176,032
The Walt Disney Co.	13,832	1,231,463
Time Warner, Inc.	10,212	768,044
Twenty-First Century Fox, Inc. (Class A)	22,502	771,594

		3,051,423

METALS & MINING — 1.0%
Alcoa, Inc.	31,281	503,311
Allegheny Technologies, Inc.	2,850	105,735
Freeport-McMoRan, Inc.	27,523	898,626
Newmont Mining Corp.	12,992	299,466
Nucor Corp.	8,354	453,455

		2,260,593

MULTI-UTILITIES — 2.2%
Ameren Corp.	6,550	251,062
CenterPoint Energy, Inc.	11,515	281,772
CMS Energy Corp.	7,149	212,039
Consolidated Edison, Inc.	7,703	436,452
Dominion Resources, Inc.	7,606	525,499
DTE Energy Co.	4,589	349,131
Integrys Energy Group, Inc. (a)	2,132	138,196
NiSource, Inc.	8,276	339,151
PG&E Corp.	12,471	561,694
Public Service Enterprise Group, Inc.	13,246	493,281
SCANA Corp. (a)	3,781	187,575
Sempra Energy	5,993	631,542
TECO Energy, Inc.	6,559	113,995
Wisconsin Energy Corp. (a)	6,100	262,300

		4,783,689

MULTILINE RETAIL — 1.1%
Dollar General Corp. (b)	4,460	272,550
Family Dollar Stores, Inc.	2,507	193,641
Kohl’s Corp. (a)	5,292	322,971
Macy’s, Inc.	9,679	563,124
Nordstrom, Inc.	1,754	119,921
Target Corp.	16,869	1,057,349

		2,529,556

OIL, GAS & CONSUMABLE FUELS — 13.1%
Anadarko Petroleum Corp.	6,321	641,202
Apache Corp.	10,236	960,853
Chesapeake Energy Corp.	6,794	156,194
Chevron Corp.	50,560	6,032,819

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cimarex Energy Co.	857	$108,436
ConocoPhillips	32,559	2,491,415
CONSOL Energy, Inc.	5,904	223,525
Denbury Resources, Inc. (a)	9,597	144,243
Devon Energy Corp.	10,105	688,959
Exxon Mobil Corp.	113,357	10,661,226
Hess Corp.	6,978	658,165
Marathon Oil Corp.	17,914	673,387
Marathon Petroleum Corp.	4,230	358,154
Murphy Oil Corp.	4,535	258,087
Newfield Exploration Co. (b)	1,407	52,158
Occidental Petroleum Corp.	11,191	1,076,015
ONEOK, Inc.	5,399	353,905
Peabody Energy Corp. (a)	337	4,172
Phillips 66	14,978	1,217,861
QEP Resources, Inc.	4,599	141,557
Southwestern Energy Co. (b)	3,998	139,730
Spectra Energy Corp.	9,257	363,430
Tesoro Corp.	3,493	213,003
The Williams Cos., Inc.	9,783	541,489
Valero Energy Corp.	14,097	652,268

		28,812,253

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	11,622	554,834
Weyerhaeuser Co.	13,931	443,842

		998,676

PERSONAL PRODUCTS — 0.0% (d)
Avon Products, Inc.	6,714	84,596

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	15,469	791,704
Eli Lilly & Co.	26,219	1,700,302
Hospira, Inc. (b)	2,367	123,155
Johnson & Johnson	30,787	3,281,586
Mallinckrodt PLC (b)	3,001	270,540
Merck & Co., Inc.	40,585	2,405,879
Pfizer, Inc.	86,448	2,556,267
Zoetis, Inc.	4,500	166,275

		11,295,708

PROFESSIONAL SERVICES — 0.1%
Nielsen NV	3,496	154,978

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartment Investment & Management Co. (Class A)	2,043	65,008
AvalonBay Communities, Inc.	2,069	291,667
Boston Properties, Inc.	2,053	237,655
Equity Residential	5,116	315,043
Essex Property Trust, Inc.	728	130,130
General Growth Properties, Inc.	9,460	222,783
HCP, Inc.	11,995	476,321
Health Care REIT, Inc.	2,492	155,426
Host Hotels & Resorts, Inc.	6,924	147,689
Iron Mountain, Inc. (a)	2,649	86,490
Kimco Realty Corp.	5,913	129,554
Plum Creek Timber Co., Inc.	2,011	78,449
ProLogis	5,357	201,959
Public Storage	1,680	278,611
Simon Property Group, Inc.	3,463	569,387
Ventas, Inc.	3,917	242,658
Vornado Realty Trust	2,211	221,012

		3,849,842

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	2,327	69,205

ROAD & RAIL — 0.2%
CSX Corp.	9,508	304,827
Ryder Systems, Inc.	1,426	128,297

		433,124

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Altera Corp.	4,926	176,252
Analog Devices, Inc.	4,287	212,164
Applied Materials, Inc.	13,917	300,747
Avago Technologies, Ltd.	2,743	238,641
Broadcom Corp. (Class A)	14,684	593,527
Intel Corp.	131,577	4,581,511
Lam Research Corp.	2,185	163,220
Linear Technology Corp.	2,688	119,320
NVIDIA Corp.	7,825	144,371
Texas Instruments, Inc.	11,336	540,614
Xilinx, Inc.	3,169	134,207

		7,204,574

SOFTWARE — 0.9%
CA, Inc.	2,844	79,461
Citrix Systems, Inc. (b)	1,837	131,052
Oracle Corp.	39,739	1,521,209
Symantec Corp.	8,429	198,166

		1,929,888

SPECIALTY RETAIL — 1.2%
AutoNation, Inc. (a)(b)	2,078	104,544
Best Buy Co., Inc.	3,688	123,880
CarMax, Inc. (a)(b)	2,628	122,071
GameStop Corp. (Class A) (a)	1,622	66,826
L Brands, Inc.	2,265	151,710
Lowe’s Cos., Inc.	10,574	559,576
PetSmart, Inc.	1,367	95,813
Staples, Inc. (a)	17,416	210,734
The Gap, Inc.	2,380	99,222
The Home Depot, Inc.	12,671	1,162,438
Urban Outfitters, Inc. (b)	1,122	41,177

		2,737,991

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
EMC Corp.	54,487	1,594,290
Hewlett-Packard Co.	49,880	1,769,243
NetApp, Inc.	2,869	123,252

		3,486,785

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Coach, Inc.	2,885	102,735
PVH Corp.	762	92,316
Ralph Lauren Corp.	626	103,121

		298,172

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	12,927	125,651
People’s United Financial, Inc. (a)	4,139	59,891

		185,542

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TOBACCO — 1.3%
Altria Group, Inc.	24,652	$1,132,513
Philip Morris International, Inc.	18,388	1,533,559
Reynolds American, Inc.	4,051	239,009

		2,905,081

TOTAL COMMON STOCKS —
(Cost $189,842,777)		219,171,920

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,501,126	4,501,126
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	251,575	251,575

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,752,701)		4,752,701

TOTAL INVESTMENTS — 101.9% (h)
(Cost $194,595,478)		223,924,621
OTHER ASSETS & LIABILITIES — (1.9)%		(4,217,765)

NET ASSETS — 100.0%		$219,706,856

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	710	$17,146
Aerovironment, Inc. (a)	360	10,825
Alliant Techsystems, Inc.	557	71,095
American Science & Engineering, Inc.	139	7,698
Astronics Corp. (a)	351	16,736
Astronics Corp. (Class B) (a)	50	2,384
BE Aerospace, Inc. (a)	1,874	157,303
Cubic Corp.	355	16,614
Curtiss-Wright Corp.	852	56,164
DigitalGlobe, Inc. (a)(b)	1,348	38,418
Ducommun, Inc. (a)	221	6,058
Engility Holdings, Inc. (a)	278	8,665
Erickson, Inc. (a)(b)	72	935
Esterline Technologies Corp. (a)	569	63,313
Exelis, Inc.	3,411	56,418
GenCorp, Inc. (a)(b)	1,147	18,318
HEICO Corp.	1,176	54,919
Hexcel Corp. (a)	1,675	66,497
Huntington Ingalls Industries, Inc.	826	86,077
Kratos Defense & Security Solutions, Inc. (a)	869	5,701
LMI Aerospace, Inc. (a)(b)	221	2,829
Moog, Inc. (Class A) (a)	762	52,121
National Presto Industries, Inc.	67	4,068
Orbital Sciences Corp. (a)	1,050	29,190
Sparton Corp. (a)	221	5,448
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,111	80,345
Taser International, Inc. (a)(b)	1,013	15,641
Teledyne Technologies, Inc. (a)	702	65,995
The Keyw Holding Corp. (a)(b)	566	6,266
TransDigm Group, Inc.	925	170,505
Triumph Group, Inc.	869	56,528
Vectrus, Inc. (a)	190	3,701

		1,253,921

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,011	7,360
Atlas Air Worldwide Holdings, Inc. (a)	504	16,642
Echo Global Logistics, Inc. (a)(b)	365	8,596
Forward Air Corp.	574	25,732
HUB Group, Inc. (Class A) (a)	618	25,047
Park-Ohio Holdings Corp.	139	6,653
UTI Worldwide, Inc. (a)(b)	1,721	18,294
XPO Logistics, Inc. (a)(b)	967	36,427

		144,751

AIRLINES — 1.5%
Alaska Air Group, Inc.	2,426	105,628
Allegiant Travel Co.	241	29,802
American Airlines Group, Inc.	12,678	449,815
Copa Holdings SA (Class A)	583	62,550
Hawaiian Holdings, Inc. (a)(b)	806	10,841
JetBlue Airways Corp. (a)(b)	4,453	47,291
Republic Airways Holdings, Inc. (a)	929	10,321
SkyWest, Inc.	1,011	7,866
Spirit Airlines, Inc. (a)	1,250	86,425
United Continental Holdings, Inc. (a)	6,627	310,077

		1,120,616

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	1,294	21,700
Cooper Tire & Rubber Co. (b)	1,124	32,259
Cooper-Standard Holding, Inc. (a)	200	12,480
Dana Holding Corp.	2,781	53,312
Dorman Products, Inc. (a)(b)	509	20,391
Drew Industries, Inc.	430	18,142
Federal-Mogul Holdings Corp. (a)(b)	358	5,323
Fox Factory Holding Corp. (a)	180	2,790
Fuel Systems Solutions, Inc. (a)	293	2,611
Gentex Corp.	2,637	70,592
Gentherm, Inc. (a)	648	27,365
Lear Corp.	1,437	124,171
Modine Manufacturing Co. (a)	942	11,182
Motorcar Parts of America, Inc. (a)	264	7,183
Remy International, Inc.	293	6,015
Shiloh Industries, Inc. (a)	116	1,973
Spartan Motors, Inc.	646	3,017
Standard Motor Products, Inc.	355	12,223
Stoneridge, Inc. (a)	584	6,582
Strattec Security Corp.	100	8,135
Superior Industries International, Inc.	427	7,485
Tenneco, Inc. (a)	1,045	54,664
Tower International, Inc. (a)	349	8,791
TRW Automotive Holdings Corp. (a)	1,947	197,134
Visteon Corp. (a)	752	73,132

		788,652

AUTOMOBILES — 0.6%
Tesla Motors, Inc. (a)(b)	1,656	401,878
Thor Industries, Inc.	767	39,501
Winnebago Industries, Inc. (a)	494	10,754

		452,133

BANKS — 4.7%
1st Source Corp.	288	8,202
1st United Bancorp, Inc.	576	4,908
American National Bankshares, Inc. (b)	144	3,276
Ameris Bancorp	422	9,263
Ames National Corp.	224	5,006
Arrow Financial Corp. (b)	230	5,754
Associated Banc-Corp.	2,786	48,532
Banc of California, Inc.	296	3,442
Bancfirst Corp.	144	9,009
Banco Latinoamericano de Comercio Exterior SA (b)	579	17,764
Bancorp, Inc. (a)	653	5,609
BancorpSouth, Inc.	1,698	34,198
Bank of Hawaii Corp.	742	42,153
Bank of Kentucky Financial Corp.	149	6,888
Bank of Marin Bancorp (b)	126	5,782
Bank of the Ozarks, Inc.	1,438	45,326
BankUnited, Inc.	1,825	55,644
Banner Corp.	355	13,657
BBCN Bancorp, Inc.	1,510	22,031
Blue Hills Bancorp, Inc. (a)	400	5,248
BNC Bancorp (b)	360	5,638
BOK Financial Corp.	487	32,376
Boston Private Financial Holdings, Inc.	1,505	18,647
Bridge Bancorp, Inc.	224	5,298
Bridge Capital Holdings (a)	224	5,094

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Bryn Mawr Bank Corp.	296	$8,386
Camden National Corp. (b)	144	5,040
Capital Bank Financial Corp. (Class A) (a)	417	9,958
Capital City Bank Group, Inc. (b)	211	2,857
Cardinal Financial Corp.	574	9,798
Cascade Bancorp (a)	604	3,050
Cathay General Bancorp	1,410	35,010
Centerstate Banks, Inc.	576	5,962
Central Pacific Financial Corp.	335	6,007
Century Bancorp, Inc. (Class A)	72	2,493
Chemical Financial Corp.	587	15,784
CIT Group, Inc.	3,407	156,586
Citizens & Northern Corp. (b)	211	4,009
City Holding Co.	283	11,923
City National Corp.	844	63,865
CNB Financial Corp.	211	3,313
CoBiz Financial, Inc.	638	7,133
Columbia Banking System, Inc.	921	22,850
Commerce Bancshares, Inc.	1,392	62,146
Community Bank System, Inc.	707	23,748
Community Trust Bancorp, Inc.	322	10,829
CommunityOne Bancorp (a)	221	1,949
ConnectOne Bancorp, Inc.	296	5,639
CU Bancorp (a)(b)	224	4,211
Cullen/Frost Bankers, Inc.	883	67,558
Customers Bancorp, Inc. (a)(b)	387	6,950
CVB Financial Corp.	1,716	24,625
Eagle Bancorp, Inc. (a)	432	13,746
East West Bancorp, Inc.	2,571	87,414
Enterprise Bancorp, Inc.	144	2,713
Enterprise Financial Services Corp.	363	6,069
F.N.B. Corp.	2,953	35,406
FCB Financial Holdings, Inc. (Class A) (a)	100	2,271
Fidelity Southern Corp.	303	4,151
Financial Institutions, Inc.	293	6,587
First Bancorp	355	5,687
First Bancorp, Inc.	224	3,734
First BanCorp- Puerto Rico (a)	1,361	6,465
First Busey Corp.	1,361	7,581
First Business Financial Services, Inc.	100	4,390
First Citizens BancShares, Inc. (Class A)	144	31,195
First Commonwealth Financial Corp.	1,863	15,631
First Community Bancshares, Inc.	365	5,216
First Connecticut Bancorp, Inc.	368	5,336
First Financial Bancorp	1,070	16,938
First Financial Bankshares, Inc. (b)	1,132	31,458
First Financial Corp.	216	6,685
First Horizon National Corp.	4,104	50,397
First Interstate Bancsystem, Inc.	365	9,698
First Merchants Corp.	671	13,561
First Midwest Bancorp, Inc.	1,438	23,137
First NBC Bank Holding Co. (a)	261	8,548
First Niagara Financial Group, Inc.	6,474	53,928
First Republic Bank	2,439	120,438
FirstMerit Corp.	2,869	50,494
Flushing Financial Corp.	571	10,432
Fulton Financial Corp.	3,272	36,254
German American Bancorp, Inc.	206	5,317
Glacier Bancorp, Inc.	1,271	32,868
Great Southern Bancorp, Inc.	221	6,705
Guaranty Bancorp	288	3,891
Hampton Roads Bankshares, Inc. (a)	647	990
Hancock Holding Co.	1,398	44,806
Hanmi Financial Corp.	566	11,411
Heartland Financial USA, Inc.	288	6,877
Heritage Commerce Corp.	440	3,612
Heritage Financial Corp.	540	8,554
Heritage Oaks Bancorp	350	2,450
Home Bancshares, Inc.	962	28,292
HomeTrust Bancshares, Inc. (a)	440	6,428
Horizon Bancorp (b)	139	3,203
Hudson Valley Holding Corp.	278	5,046
IBERIABANK Corp.	576	36,006
Independent Bank Corp.	400	4,768
Independent Bank Corp.-Massachusetts	430	15,360
Independent Bank Group, Inc.	172	8,161
International Bancshares Corp.	1,001	24,690
Investors Bancorp, Inc.	6,264	63,454
Lakeland Bancorp, Inc.	604	5,895
Lakeland Financial Corp.	278	10,425
Macatawa Bank Corp.	425	2,040
MainSource Financial Group, Inc.	350	6,037
MB Financial, Inc.	1,129	31,251
Mercantile Bank Corp.	339	6,458
Merchants Bancshares, Inc.	152	4,285
Metro Bancorp, Inc. (a)	293	7,105
MidSouth Bancorp, Inc.	139	2,599
MidWestOne Financial Group, Inc.	149	3,428
National Bankshares, Inc.	149	4,136
National Penn Bancshares, Inc.	2,225	21,605
NBT Bancorp, Inc.	869	19,570
NewBridge Bancorp (a)	509	3,863
Northrim BanCorp, Inc.	149	3,938
OFG Bancorp	859	12,868
Old National Bancorp	1,942	25,188
OmniAmerican Bancorp, Inc.	216	5,614
Opus Bank (a)	100	3,063
Pacific Continental Corp.	365	4,690
Pacific Premier Bancorp, Inc. (a)	279	3,920
PacWest Bancorp	1,820	75,039
Palmetto Bancshares, Inc. (b)	84	1,188
Park National Corp.	216	16,291
Park Sterling Corp.	864	5,728
Peapack Gladstone Financial Corp.	170	2,975
Penns Woods Bancorp, Inc.	72	3,042
Peoples Bancorp, Inc.	216	5,130
Peoples Financial Services Corp. (b)	100	4,599
Pinnacle Financial Partners, Inc.	641	23,140
Popular, Inc. (a)	1,882	55,397
Preferred Bank (a)	214	4,819
PrivateBancorp, Inc.	1,217	36,400
Prosperity Bancshares, Inc.	1,213	69,347
Renasant Corp.	598	16,176
Republic Bancorp, Inc. (Class A)	224	5,307
Republic First Bancorp, Inc. (a)	400	1,556
S&T Bancorp, Inc.	576	13,513
Sandy Spring Bancorp, Inc.	509	11,651
Seacoast Banking Corp. of Florida (a)	289	3,159
Sierra Bancorp	211	3,536
Signature Bank (a)	883	98,949

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Simmons First National Corp.	278	$10,709
South State Corp.	385	21,529
Southside Bancshares, Inc. (b)	383	12,735
Southwest Bancorp, Inc.	355	5,822
Square 1 Financial, Inc. (Class A) (a)	100	1,923
State Bank Financial Corp.	566	9,192
Sterling Bancorp	1,588	20,310
Stock Yards Bancorp, Inc.	293	8,819
Stonegate Bank	200	5,150
Suffolk Bancorp	216	4,193
Sun Bancorp, Inc. (a)	158	2,861
Susquehanna Bancshares, Inc.	3,421	34,210
SVB Financial Group (a)	833	93,371
Synovus Financial Corp.	2,459	58,131
Talmer Bancorp, Inc. (Class A)	360	4,979
TCF Financial Corp.	2,989	46,419
Texas Capital Bancshares, Inc. (a)	792	45,683
The First of Long Island Corp.	142	4,892
The National Bank Holdings Corp. (Class A)	828	15,831
Tompkins Financial Corp.	291	12,827
TowneBank	504	6,844
Trico Bancshares (b)	283	6,401
Tristate Capital Holdings, Inc. (a)	149	1,351
Trustmark Corp.	1,206	27,780
UMB Financial Corp.	653	35,621
Umpqua Holdings Corp.	2,945	48,504
Union Bankshares Corp.	769	17,764
United Bankshares, Inc. (b)	1,198	37,054
United Community Banks, Inc.	782	12,872
Univest Corp. of Pennsylvania	278	5,212
Valley National Bancorp (b)	3,520	34,109
ViewPoint Financial Group	707	16,926
Washington Trust Bancorp, Inc.	291	9,600
Webster Financial Corp.	1,634	47,615
WesBanco, Inc.	504	15,417
West Bancorporation, Inc. (b)	283	3,999
Westamerica Bancorporation (b)	499	23,213
Western Alliance Bancorp (a)	1,353	32,337
Wilshire Bancorp, Inc.	1,140	10,522
Wintrust Financial Corp.	810	36,183
Yadkin Financial Corp. (a)	362	6,574

		3,499,277

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)	165	36,591
Coca-Cola Hellenic Bottling Co.	67	5,000
Craft Brew Alliance, Inc. (a)	221	3,182
National Beverage Corp. (a)	216	4,212

		48,985

BIOTECHNOLOGY — 3.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,461	36,174
Acceleron Pharma, Inc. (a)(b)	333	10,070
Achillion Pharmaceuticals, Inc. (a)	1,875	18,713
Acorda Therapeutics, Inc. (a)	795	26,935
Actinium Pharmaceuticals, Inc. (a)	300	2,010
Aegerion Pharmaceuticals, Inc. (a)(b)	556	18,559
Agenus, Inc. (a)	1,200	3,732
Agios Pharmaceuticals, Inc. (a)(b)	190	11,657
Akebia Therapeutics, Inc. (a)	200	4,426
Alkermes PLC (a)	2,497	107,046
Alnylam Pharmaceuticals, Inc. (a)(b)	1,161	90,674
AMAG Pharmaceuticals, Inc. (a)(b)	437	13,945
Anacor Pharmaceuticals, Inc. (a)	509	12,455
Arena Pharmaceuticals, Inc. (a)(b)	4,165	17,451
ARIAD Pharmaceuticals, Inc. (a)(b)	2,915	15,741
Array BioPharma, Inc. (a)(b)	2,225	7,943
Arrowhead Research Corp. (a)(b)	900	13,293
Auspex Pharmaceuticals, Inc. (a)	180	4,621
Avalanche Biotechnologies, Inc. (a)	100	3,419
BioCryst Pharmaceuticals, Inc. (a)	1,200	11,736
BioMarin Pharmaceutical, Inc. (a)	2,580	186,173
Biotime, Inc. (a)(b)	723	2,270
Bluebird Bio, Inc. (a)	390	13,993
Celldex Therapeutics, Inc. (a)(b)	1,590	20,606
Cepheid, Inc. (a)(b)	1,225	53,937
ChemoCentryx, Inc. (a)(b)	512	2,304
Chimerix, Inc. (a)(b)	439	12,125
Clovis Oncology, Inc. (a)(b)	453	20,548
CTI BioPharma Corp. (a)(b)	2,156	5,218
Cubist Pharmaceuticals, Inc. (a)	1,316	87,304
Cytokinetics, Inc. (a)	512	1,802
Cytori Therapeutics, Inc. (a)(b)	1,222	826
CytRx Corp. (a)	1,000	2,540
Dendreon Corp. (a)(b)	3,018	4,346
Dicerna Pharmaceuticals, Inc. (a)(b)	90	1,146
Durata Therapeutics, Inc. (a)(b)	206	2,612
Dyax Corp. (a)	2,441	24,703
Dynavax Technologies Corp. (a)(b)	5,378	7,691
Emergent Biosolutions, Inc. (a)	497	10,591
Enanta Pharmaceuticals, Inc. (a)	169	6,687
Epizyme, Inc. (a)(b)	152	4,121
Exact Sciences Corp. (a)(b)	1,385	26,841
Exelixis, Inc. (a)(b)	3,522	5,389
Five Prime Therapeutics, Inc. (a)(b)	90	1,056
Foundation Medicine, Inc. (a)(b)	180	3,413
Galectin Therapeutics, Inc. (a)(b)	300	1,509
Galena Biopharma, Inc. (a)(b)	1,757	3,619
Genomic Health, Inc. (a)(b)	278	7,870
Geron Corp. (a)(b)	2,521	5,042
Halozyme Therapeutics, Inc. (a)(b)	1,731	15,752
Heron Therapeutics, Inc. (a)(b)	300	2,499
Hyperion Therapeutics, Inc. (a)	139	3,506
Idera Pharmaceuticals, Inc. (a)	700	1,603
ImmunoGen, Inc. (a)(b)	1,662	17,601
Immunomedics, Inc. (a)(b)	1,446	5,379
Incyte Corp. (a)	2,532	124,195
Infinity Pharmaceuticals, Inc. (a)	939	12,601
Inovio Pharmaceuticals, Inc. (a)(b)	1,100	10,835
Insmed, Inc. (a)	662	8,639
Insys Therapeutics, Inc. (a)	168	6,515
Intercept Pharmaceuticals, Inc. (a)	218	51,598
Intrexon Corp. (a)	580	10,776
Ironwood Pharmaceuticals, Inc. (a)(b)	2,034	26,351
Isis Pharmaceuticals, Inc. (a)(b)	2,068	80,300
Karyopharm Therapeutics, Inc. (a)	180	6,289
Keryx Biopharmaceuticals, Inc. (a)(b)	1,587	21,821
Kindred Biosciences, Inc. (a)(b)	180	1,665
Kite Pharma, Inc. (a)	100	2,850
KYTHERA Biopharmaceuticals, Inc. (a)(b)	321	10,516
Lexicon Pharmaceuticals, Inc. (a)(b)	4,391	6,191

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	365	$17,151
MacroGenics, Inc. (a)	349	7,294
MannKind Corp. (a)(b)	3,981	23,528
Medivation, Inc. (a)	1,328	131,299
Merrimack Pharmaceuticals, Inc. (a)(b)	1,711	15,023
MiMedx Group, Inc. (a)(b)	1,572	11,208
Mirati Therapeutics, Inc. (a)	100	1,751
Momenta Pharmaceuticals, Inc. (a)	942	10,682
Myriad Genetics, Inc. (a)(b)	1,315	50,720
Nanoviricides, Inc. (a)	500	1,500
Navidea Biopharmaceuticals, Inc. (a)(b)	2,302	3,039
NeoStem, Inc. (a)	300	1,659
Neuralstem, Inc. (a)(b)	1,200	3,936
Neurocrine Biosciences, Inc. (a)(b)	1,299	20,355
NewLink Genetics Corp. (a)(b)	368	7,883
Northwest Biotherapeutics, Inc. (a)(b)	600	3,018
Novavax, Inc. (a)(b)	4,308	17,964
NPS Pharmaceuticals, Inc. (a)	1,857	48,282
Ohr Pharmaceutical, Inc. (a)	300	2,175
OncoMed Pharmaceuticals, Inc. (a)(b)	90	1,704
Oncothyreon, Inc. (a)	1,200	2,304
Ophthotech Corp. (a)(b)	180	7,007
OPKO Health, Inc. (a)(b)	3,634	30,925
Orexigen Therapeutics, Inc. (a)(b)	1,793	7,638
Organovo Holdings, Inc. (a)(b)	1,100	7,007
Osiris Therapeutics, Inc. (a)(b)	278	3,500
Otonomy, Inc. (a)	100	2,400
OvaScience, Inc. (a)(b)	134	2,224
PDL BioPharma, Inc. (b)	3,010	22,485
Peregrine Pharmaceuticals, Inc. (a)(b)	2,635	3,584
Pharmacyclics, Inc. (a)(b)	1,072	125,885
Portola Pharmaceuticals, Inc. (a)(b)	624	15,775
Progenics Pharmaceuticals, Inc. (a)(b)	1,175	6,098
Prothena Corp. PLC (a)(b)	501	11,102
PTC Therapeutics, Inc. (a)	380	16,724
Puma Biotechnology, Inc. (a)(b)	432	103,062
Radius Health, Inc. (a)	100	2,100
Raptor Pharmaceutical Corp. (a)(b)	1,083	10,386
Receptos, Inc. (a)	352	21,863
Regulus Therapeutics, Inc. (a)(b)	134	915
Repligen Corp. (a)(b)	566	11,269
Retrophin, Inc. (a)(b)	360	3,247
Rigel Pharmaceuticals, Inc. (a)	1,649	3,199
Sage Therapeutics, Inc. (a)	100	3,150
Sangamo Biosciences, Inc. (a)(b)	1,091	11,766
Sarepta Therapeutics, Inc. (a)	656	13,842
Seattle Genetics, Inc. (a)(b)	1,814	67,445
Spectrum Pharmaceuticals, Inc. (a)(b)	1,150	9,361
Stemline Therapeutics, Inc. (a)(b)	134	1,670
Sunesis Pharmaceuticals, Inc. (a)(b)	653	4,662
Synageva BioPharma Corp. (a)(b)	368	25,311
Synergy Pharmaceuticals, Inc. (a)(b)	1,500	4,178
Synta Pharmaceuticals Corp. (a)(b)	795	2,393
TESARO, Inc. (a)(b)	306	8,238
TG Therapeutics, Inc. (a)	202	2,155
Threshold Pharmaceuticals, Inc. (a)	942	3,401
Ultragenyx Pharmaceutical, Inc. (a)(b)	90	5,094
United Therapeutics Corp. (a)	805	103,563
Vanda Pharmaceuticals, Inc. (a)(b)	584	6,062
Verastem, Inc. (a)(b)	285	2,428
Versartis, Inc. (a)	100	1,899
Xencor, Inc. (a)(b)	270	2,514
XOMA Corp. (a)(b)	1,227	5,166
Zafgen, Inc. (a)	100	1,965
ZIOPHARM Oncology, Inc. (a)(b)	3,371	3,421

		2,474,918

BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	1,345	63,592
AAON, Inc.	741	12,604
Advanced Drainage Systems, Inc. (a)	200	4,190
American Woodmark Corp. (a)	221	8,146
Apogee Enterprises, Inc.	491	19,542
Armstrong World Industries, Inc. (a)	836	46,816
Builders FirstSource, Inc. (a)(b)	864	4,709
Continental Building Products, Inc. (a)	270	3,942
Fortune Brands Home & Security, Inc.	2,883	118,520
Gibraltar Industries, Inc. (a)	571	7,817
Griffon Corp.	864	9,841
Insteel Industries, Inc.	365	7,504
Lennox International, Inc.	834	64,109
Masonite International Corp. (a)	500	27,690
NCI Building Systems, Inc. (a)(b)	440	8,536
Norcraft Cos, Inc. (a)	180	2,871
Nortek, Inc. (a)(b)	176	13,112
Owens Corning	2,014	63,944
Patrick Industries, Inc. (a)	149	6,312
PGT, Inc. (a)	651	6,067
Ply Gem Holdings, Inc. (a)(b)	283	3,068
Quanex Building Products Corp.	720	13,025
Simpson Manufacturing Co., Inc.	705	20,551
Trex Co., Inc. (a)(b)	680	23,508
Universal Forest Products, Inc.	355	15,162
USG Corp. (a)(b)	1,667	45,826

		621,004

CAPITAL MARKETS — 1.7%
Actua Corp. (a)	715	11,454
Arlington Asset Investment Corp. (Class A) (b)	283	7,191
Artisan Partners Asset Management, Inc.	496	25,817
BGC Partners, Inc. (Class A)	3,046	22,632
Calamos Asset Management, Inc. (Class A)	355	4,001
CIFC Corp. (b)	133	1,204
Cohen & Steers, Inc. (b)	360	13,838
CorEnergy Infrastructure Trust, Inc.	600	4,488
Cowen Group, Inc. (Class A) (a)	1,870	7,013
Diamond Hill Investment Group, Inc.	77	9,475
Eaton Vance Corp.	2,118	79,912
Evercore Partners, Inc. (Class A)	566	26,602
FBR & Co. (a)	139	3,825
Federated Investors, Inc. (Class B) (b)	1,630	47,857
Financial Engines, Inc. (b)	934	31,957
FXCM, Inc. (Class A) (b)	725	11,491
GAMCO Investors, Inc. (Class A)	152	10,752
GFI Group, Inc.	1,374	7,433
Greenhill & Co., Inc. (b)	494	22,966
HFF, Inc. (Class A)	551	15,951
Intl. FCStone, Inc. (a)	293	5,075
Investment Technology Group, Inc. (a)	720	11,347
Janus Capital Group, Inc. (b)	2,576	37,455

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

KCG Holdings, Inc. (Class A) (a)	965	$9,775
Ladenburg Thalmann Financial Services, Inc. (a)(b)	1,932	8,192
Lazard, Ltd. (Class A)	2,151	109,056
LPL Investment Holdings, Inc.	1,518	69,904
Manning & Napier, Inc.	291	4,886
Marcus & Millichap, Inc. (a)	90	2,723
Moelis & Co. (b)	100	3,415
NorthStar Asset Management Group, Inc. (a)	3,230	59,497
Oppenheimer Holdings, Inc. (Class A)	221	4,475
Piper Jaffray Co., Inc. (a)	278	14,523
Pzena Investment Management, Inc. (Class A)	216	2,063
Raymond James Financial, Inc.	2,158	115,626
RCS Capital Corp. (Class A)	200	4,504
Safeguard Scientifics, Inc. (a)(b)	440	8,096
SEI Investments Co.	2,349	84,940
Silvercrest Asset Management Group, Inc. (Class A)	90	1,226
Stifel Financial Corp. (a)	1,196	56,080
SWS Group, Inc. (a)	581	4,003
TD Ameritrade Holding Corp.	4,675	156,005
Virtus Investment Partners, Inc.	136	23,623
Waddell & Reed Financial, Inc. (Class A)	1,526	78,879
Walter Investment Management Corp. (a)(b)	633	13,894
Westwood Holdings Group, Inc.	147	8,333
WisdomTree Investments, Inc. (a)(b)	1,857	21,133

		1,284,587

CHEMICALS — 2.6%
A. Schulman, Inc.	579	20,937
Advanced Emissions Solutions, Inc. (a)	440	9,359
Albemarle Corp. (b)	1,389	81,812
American Vanguard Corp. (b)	581	6,507
Ashland, Inc.	1,352	140,743
Axiall Corp.	1,213	43,438
Balchem Corp.	576	32,584
Cabot Corp.	1,160	58,893
Calgon Carbon Corp. (a)	998	19,341
Celanese Corp. (Series A)	2,776	162,451
Chase Corp.	149	4,637
Chemtura Corp. (a)	1,575	36,745
Cytec Industries, Inc.	1,270	60,058
Ferro Corp. (a)	1,361	19,721
Flotek Industries, Inc. (a)(b)	941	24,532
FutureFuel Corp.	437	5,196
H.B. Fuller Co.	926	36,762
Hawkins, Inc.	134	4,819
Huntsman Corp.	3,521	91,511
Innophos Holdings, Inc.	435	23,964
Innospec, Inc.	427	15,329
Intrepid Potash, Inc. (a)(b)	1,086	16,779
KMG Chemicals, Inc.	139	2,263
Koppers Holdings, Inc.	350	11,606
Kraton Performance Polymers, Inc. (a)	653	11,630
Kronos Worldwide, Inc. (b)	388	5,347
Landec Corp. (a)	504	6,174
LSB Industries, Inc. (a)	358	12,784
Marrone Bio Innovations, Inc. (a)(b)	180	479
Minerals Technologies, Inc.	641	39,556
NewMarket Corp.	158	60,201
Olin Corp.	1,400	35,350
OM Group, Inc.	566	14,688
Omnova Solutions, Inc. (a)	942	5,059
Platform Specialty Products Corp. (a)	1,500	37,530
PolyOne Corp.	1,660	59,063
Quaker Chemical Corp.	254	18,209
Rayonier Advanced Materials, Inc. (b)	750	24,682
Rentech, Inc. (a)	4,307	7,365
Rockwood Holdings, Inc.	1,285	98,238
RPM International, Inc.	2,344	107,308
Senomyx, Inc. (a)(b)	700	5,740
Sensient Technologies Corp.	827	43,293
Stepan Co.	360	15,977
Taminco Corp. (a)	483	12,606
The Scotts Miracle-Gro Co. (Class A)	792	43,560
Trecora Resources (a)	355	4,395
Tredegar Corp.	512	9,426
Trinseo SA (a)	200	3,146
Tronox, Ltd. (Class A), (Class A)	1,100	28,655
Valspar Corp.	1,481	116,984
W.R. Grace & Co. (a)	1,318	119,859
Westlake Chemical Corp.	766	66,328
Zep, Inc.	432	6,057

		1,949,676

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	996	25,587
ACCO Brands Corp. (a)	2,153	14,856
ARC Document Solutions, Inc. (a)	718	5,816
Brady Corp. (Class A)	857	19,231
Casella Waste Systems, Inc. (Class A) (a)(b)	713	2,745
Ceco Environmental Corp.	261	3,497
Cenveo, Inc. (a)(b)	996	2,460
Civeo Corp.	1,620	18,808
Clean Harbors, Inc. (a)(b)	1,068	57,586
Copart, Inc. (a)	1,959	61,346
Covanta Holding Corp.	1,895	40,212
Deluxe Corp.	924	50,968
Ennis, Inc.	504	6,638
G & K Services, Inc. (Class A)	355	19,660
Healthcare Services Group, Inc. (b)	1,289	36,878
Heritage-Crystal Clean, Inc. (a)(b)	137	2,036
Herman Miller, Inc.	1,067	31,850
HNI Corp.	759	27,316
Innerworkings, Inc. (a)	867	7,014
Interface, Inc.	1,155	18,642
KAR Auction Services, Inc.	2,491	71,317
Kimball International, Inc. (Class B)	653	9,828
Knoll, Inc.	934	16,167
Matthews International Corp. (Class A)	554	24,315
McGrath Rentcorp	419	14,330
Mobile Mini, Inc.	815	28,500
MSA Safety, Inc.	494	24,404
Multi-Color Corp. (b)	211	9,596
NL Industries, Inc. (b)	131	964
Performant Financial Corp. (a)	432	3,491
Quad Graphics, Inc.	509	9,798
R.R. Donnelley & Sons Co.	3,590	59,091
Rollins, Inc.	1,110	32,501

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

SP Plus Corp. (a)	286	$5,423
Steelcase, Inc. (Class A)	1,482	23,994
Team, Inc. (a)	350	13,268
Tetra Tech, Inc.	1,217	30,401
The Brink’s Co.	849	20,410
UniFirst Corp.	288	27,818
United Stationers, Inc.	705	26,487
US Ecology, Inc.	360	16,834
Viad Corp.	350	7,227
Waste Connections, Inc.	2,221	107,763
West Corp.	673	19,827

		1,056,900

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	1,065	21,865
Alliance Fiber Optic Products, Inc. (b)	306	3,804
Applied Optoelectronics, Inc. (a)(b)	290	4,669
Arista Networks, Inc. (a)	100	8,833
Arris Group, Inc. (a)	2,133	60,481
Aruba Networks, Inc. (a)	1,858	40,096
Bel Fuse, Inc. (Class B)	221	5,468
Black Box Corp.	283	6,600
Brocade Communications Systems, Inc.	7,641	83,058
CalAmp Corp. (a)(b)	641	11,294
Calix, Inc. (a)	797	7,627
Ciena Corp. (a)(b)	1,935	32,353
Clearfield, Inc. (a)	100	1,273
CommScope Holding Co., Inc. (a)	1,120	26,779
Comtech Telecommunications Corp.	278	10,328
Digi International, Inc. (a)	504	3,780
EchoStar Corp. (Class A) (a)	762	37,155
Emulex Corp. (a)	1,451	7,168
Extreme Networks, Inc. (a)	1,803	8,636
Finisar Corp. (a)(b)	1,708	28,404
Harmonic, Inc. (a)	1,817	11,520
Infinera Corp. (a)	2,230	23,794
InterDigital, Inc. (b)	692	27,555
Ixia (a)	1,078	9,853
JDS Uniphase Corp. (a)	4,018	51,430
KVH Industries, Inc. (a)	283	3,204
Netgear, Inc. (a)	713	22,281
Numerex Corp. (Class A) (a)(b)	293	3,071
Oclaro, Inc. (a)	1,100	1,573
Oplink Communications, Inc.	358	6,022
Palo Alto Networks, Inc. (a)	991	97,217
Parkervision, Inc. (a)(b)	1,731	1,973
Plantronics, Inc.	782	37,364
Polycom, Inc. (a)	2,477	30,430
Procera Networks, Inc. (a)(b)	350	3,353
Riverbed Technology, Inc. (a)	2,771	51,388
Ruckus Wireless, Inc. (a)	1,167	15,591
ShoreTel, Inc. (a)	1,157	7,694
Sonus Networks, Inc. (a)	4,345	14,860
Tessco Technologies, Inc.	62	1,797
Ubiquiti Networks, Inc. (a)	509	19,103
ViaSat, Inc. (a)(b)	710	39,135

		889,879

CONSTRUCTION & ENGINEERING — 0.8%
Aecom Technology Corp. (a)(b)	1,782	60,143
Aegion Corp. (a)(b)	710	15,798
Ameresco, Inc. (Class A) (a)	355	2,432
Argan, Inc.	293	9,780
Chicago Bridge & Iron Co. NV	1,750	101,237
Comfort Systems USA, Inc.	720	9,756
Dycom Industries, Inc. (a)	651	19,992
EMCOR Group, Inc.	1,145	45,754
Foster Wheeler AG	1,700	53,754
Furmanite Corp. (a)	720	4,867
Granite Construction, Inc.	711	22,617
Great Lakes Dredge & Dock Corp. (a)	1,153	7,126
KBR, Inc.	2,608	49,109
Layne Christensen Co. (a)(b)	355	3,447
Mastec, Inc. (a)(b)	1,160	35,519
MYR Group, Inc. (a)	440	10,595
Northwest Pipe Co. (a)	134	4,569
Orion Marine Group, Inc. (a)	499	4,980
Pike Corp. (a)	504	5,993
Primoris Services Corp.	638	17,124
Sterling Construction Co., Inc. (a)	278	2,132
Tutor Perini Corp. (a)	720	19,008
URS Corp.	1,224	70,515

		576,247

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	896	91,240
Headwaters, Inc. (a)	1,356	17,004
United States Lime & Minerals, Inc.	49	2,848
US Concrete, Inc. (a)(b)	296	7,738

		118,830

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	4,700	108,758
Cash America International, Inc.	489	21,418
Consumer Portfolio Services, Inc. (a)	368	2,359
Credit Acceptance Corp. (a)(b)	144	18,154
Encore Capital Group, Inc. (a)(b)	423	18,743
Ezcorp, Inc. (Class A) (a)(b)	1,011	10,019
First Cash Financial Services, Inc. (a)	481	26,926
Green Dot Corp. (Class A) (a)(b)	504	10,655
JG Wentworth Co. (a)	180	2,230
Nelnet, Inc. (Class A)	430	18,529
Nicholas Financial, Inc.	221	2,561
Portfolio Recovery Associates, Inc. (a)(b)	924	48,261
Regional Management Corp. (a)	62	1,113
Santander Consumer USA Holdings, Inc.	1,620	28,852
SLM Corp.	7,388	63,241
Springleaf Holdings, Inc. (a)(b)	450	14,369
Synchrony Financial (a)	2,200	54,010
World Acceptance Corp. (a)(b)	170	11,475

		461,673

CONTAINERS & PACKAGING — 0.9%
AEP Industries, Inc. (a)	67	2,537
AptarGroup, Inc.	1,123	68,166
Berry Plastics Group, Inc. (a)	1,583	39,955
Crown Holdings, Inc. (a)	2,478	110,321
Graphic Packaging Holding Co. (a)	5,665	70,416
Greif, Inc. (Class A)	602	26,374
Myers Industries, Inc.	584	10,302
Packaging Corp. of America	1,732	110,536
Rock-Tenn Co. (Class A)	2,556	121,614
Silgan Holdings, Inc.	754	35,438
Sonoco Products Co.	1,794	70,486

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

UFP Technologies, Inc. (a)	62	$1,363

		667,508

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	432	22,913
LKQ Corp. (a)	5,307	141,113
Pool Corp.	754	40,656
VOXX International Corp. (a)	360	3,348
Weyco Group, Inc.	149	3,741

		211,771

DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a)	100	1,559
American Public Education, Inc. (a)(b)	275	7,422
Apollo Education Group, Inc. (a)	1,768	44,465
Ascent Capital Group Inc (Class A) (a)	293	17,638
Bridgepoint Education, Inc. (a)	360	4,018
Bright Horizons Family Solutions, Inc. (a)	511	21,493
Capella Education Co.	216	13,522
Career Education Corp. (a)	1,083	5,502
Carriage Services, Inc.	283	4,904
Chegg, Inc. (a)	1,270	7,925
Collectors Universe, Inc.	100	2,200
DeVry Education Group, Inc.	1,137	48,675
Education Management Corp. (a)(b)	422	460
Graham Holdings Co. (Class B)	62	43,374
Grand Canyon Education, Inc. (a)	857	34,940
Houghton Mifflin Harcourt Co. (a)(b)	1,860	36,158
ITT Educational Services, Inc. (a)(b)	427	1,832
K12, Inc. (a)	499	7,964
Liberty Tax, Inc. (a)	67	2,164
LifeLock, Inc. (a)(b)	1,447	20,678
Regis Corp. (b)	941	15,018
Service Corp. International	3,684	77,880
ServiceMaster Global Holdings, Inc. (a)	700	16,940
Sotheby’s	1,082	38,649
Steiner Leisure, Ltd. (a)	288	10,826
Strayer Education, Inc. (a)	216	12,934
Universal Technical Institute, Inc.	437	4,086
Weight Watchers International, Inc. (b)	477	13,089

		516,315

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	1,490	79,752
FNFV Group (a)	1,625	22,360
Gain Capital Holdings, Inc. (b)	210	1,338
Interactive Brokers Group, Inc. (Class A)	852	21,257
MarketAxess Holdings, Inc.	620	38,353
Marlin Business Services Corp.	139	2,547
MSCI, Inc. (Class A) (a)	2,003	94,181
NewStar Financial, Inc. (a)	504	5,665
PHH Corp. (a)(b)	1,073	23,992
Pico Holdings, Inc. (a)	430	8,579
Resource America, Inc. (Class A)	211	1,964
Voya Financial, Inc.	2,512	98,219

		398,207

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)	1,721	11,496
Atlantic Tele-Network, Inc.	124	6,683
Cincinnati Bell, Inc. (a)	3,946	13,298
Cogent Communications Holdings, Inc.	852	28,636
Consolidated Communications Holdings, Inc. (b)	797	19,965
Enventis Corp.	293	5,327
Fairpoint Communications, Inc. (a)	440	6,675
General Communication, Inc. (Class A) (a)	566	6,175
Globalstar, Inc. (a)(b)	4,800	17,568
Hawaiian Telcom Holdco, Inc. (a)(b)	221	5,677
IDT Corp. (Class B)	286	4,593
inContact, Inc. (a)(b)	1,001	8,704
Inteliquent, Inc.	653	8,130
Intelsat SA (a)(b)	432	7,404
Iridium Communications, Inc. (a)(b)	1,219	10,788
Level 3 Communications, Inc. (a)	3,157	144,370
Lumos Networks Corp.	281	4,566
magicJack VocalTec, Ltd. (a)	360	3,546
ORBCOMM, Inc. (a)	725	4,169
Premiere Global Services, Inc. (a)	939	11,240
tw telecom, Inc. (a)	2,411	100,322
Vonage Holdings Corp. (a)	2,938	9,637

		438,969

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	697	30,940
Cleco Corp.	1,024	49,306
El Paso Electric Co.	707	25,841
Great Plains Energy, Inc.	2,641	63,833
Hawaiian Electric Industries, Inc. (b)	1,782	47,312
IDACORP, Inc. (b)	935	50,125
ITC Holdings Corp.	2,764	98,481
MGE Energy, Inc.	640	23,846
NRG Yield, Inc. (Class A)	450	21,173
OGE Energy Corp.	3,534	131,147
Otter Tail Corp.	635	16,935
PNM Resources, Inc.	1,405	34,999
Portland General Electric Co. (b)	1,428	45,867
The Empire District Electric Co.	782	18,885
UIL Holdings Corp.	1,014	35,896
Unitil Corp.	293	9,109
Westar Energy, Inc.	2,233	76,190

		779,885

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	755	88,871
AZZ, Inc.	509	21,261
Capstone Turbine Corp. (a)(b)	5,814	6,221
Encore Wire Corp.	350	12,981
EnerSys (b)	839	49,199
Enphase Energy, Inc. (a)	283	4,242
Franklin Electric Co., Inc.	851	29,564
FuelCell Energy, Inc. (a)(b)	3,010	6,291
Generac Holdings, Inc. (a)(b)	1,197	48,526
General Cable Corp.	929	14,009
Global Power Equipment Group, Inc.	368	5,483
GrafTech International, Ltd. (a)(b)	2,225	10,191
Hubbell, Inc. (Class B)	1,009	121,615
LSI Industries, Inc.	437	2,653
Plug Power, Inc. (a)(b)	2,900	13,311
Polypore International, Inc. (a)(b)	754	29,338
Powell Industries, Inc.	183	7,477
Power Solutions International, Inc. (a)(b)	62	4,278
PowerSecure International, Inc. (a)(b)	360	3,449

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Preformed Line Products Co.	77	$4,063
Regal-Beloit Corp.	754	48,444
Revolution Lighting Technologies, Inc. (a)(b)	576	968
SolarCity Corp. (a)(b)	737	43,925
The Babcock & Wilcox Co.	1,904	52,722
Thermon Group Holdings, Inc. (a)	499	12,186
Vicor Corp. (a)	365	3,431

		644,699

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Agilysys, Inc. (a)	293	3,437
Anixter International, Inc.	511	43,353
Arrow Electronics, Inc. (a)	1,767	97,803
Avnet, Inc.	2,403	99,725
AVX Corp.	927	12,311
Badger Meter, Inc.	293	14,782
Belden, Inc.	728	46,607
Benchmark Electronics, Inc. (a)	996	22,121
CDW Corp.	1,540	47,817
Checkpoint Systems, Inc. (a)	792	9,686
Cognex Corp. (a)	1,562	62,902
Coherent, Inc. (a)	422	25,898
Control4 Corp. (a)	200	2,586
CTS Corp.	648	10,297
CUI Global, Inc. (a)	300	2,172
Daktronics, Inc.	725	8,910
Dolby Laboratories, Inc. (Class A) (a)	858	35,856
DTS, Inc. (a)	358	9,040
Electro Rent Corp.	360	4,957
Electro Scientific Industries, Inc.	425	2,886
Fabrinet (a)	584	8,526
FARO Technologies, Inc. (a)	278	14,109
FEI Co.	703	53,020
GSI Group, Inc. (a)	574	6,595
II-VI, Inc. (a)	1,011	11,899
Ingram Micro, Inc. (Class A) (a)	2,709	69,919
Insight Enterprises, Inc. (a)	667	15,094
InvenSense, Inc. (a)(b)	1,275	25,156
IPG Photonics Corp. (a)(b)	619	42,575
Itron, Inc. (a)	710	27,910
Kemet Corp. (a)	864	3,560
Knowles Corp. (a)(b)	1,520	40,280
Littelfuse, Inc.	432	36,798
Maxwell Technologies, Inc. (a)(b)	581	5,066
Measurement Specialties, Inc. (a)	281	24,056
Mercury Computer Systems, Inc. (a)	651	7,168
Mesa Laboratories, Inc.	77	4,449
Methode Electronics, Inc. (Class A)	720	26,546
Mettler-Toledo International, Inc. (a)	511	130,882
MTS Systems Corp.	283	19,318
Multi-Fineline Electronix, Inc. (a)	139	1,300
National Instruments Corp.	1,770	54,746
Newport Corp. (a)	710	12,581
OSI Systems, Inc. (a)	353	22,408
Park Electrochemical Corp.	440	10,362
PC Connection, Inc.	134	2,877
Plexus Corp. (a)	646	23,857
RealD, Inc. (a)	795	7,449
Rofin-Sinar Technologies, Inc. (a)	584	13,467
Rogers Corp. (a)	368	20,152
Sanmina Corp. (a)	1,477	30,810
Scansource, Inc. (a)	494	17,087
Speed Commerce, Inc. (a)(b)	797	2,192
SYNNEX Corp. (a)	504	32,574
Tech Data Corp. (a)	718	42,261
Trimble Navigation, Ltd. (a)	4,529	138,135
TTM Technologies, Inc. (a)	1,001	6,817
Universal Display Corp. (a)(b)	707	23,076
Viasystems Group, Inc. (a)	69	1,083
Vishay Intertechnology, Inc. (b)	2,511	35,882
Vishay Precision Group, Inc. (a)	211	3,152
Zebra Technologies Corp. (Class A) (a)	875	62,099

		1,700,439

ENERGY EQUIPMENT & SERVICES — 1.9%
Atwood Oceanics, Inc. (a)	1,086	47,447
Basic Energy Services, Inc. (a)	576	12,493
Bristow Group, Inc.	581	39,043
C&J Energy Services, Inc. (a)	862	26,334
CARBO Ceramics, Inc. (b)	345	20,434
CHC Group, Ltd. (a)(b)	630	3,528
Dawson Geophysical Co.	139	2,527
Dresser-Rand Group, Inc. (a)	1,326	109,077
Dril-Quip, Inc. (a)	755	67,497
Era Group, Inc. (a)	350	7,613
Exterran Holdings, Inc.	1,068	47,323
Forum Energy Technologies, Inc. (a)	1,010	30,916
Frank’s International NV (b)	630	11,781
Geospace Technologies Corp. (a)(b)	206	7,241
Gulf Island Fabrication, Inc.	291	5,005
Gulfmark Offshore, Inc. (Class A)	497	15,581
Helix Energy Solutions Group, Inc. (a)	1,852	40,855
Hercules Offshore, Inc. (a)(b)	3,008	6,618
Hornbeck Offshore Services, Inc. (a)	638	20,882
Independence Contract Drilling, Inc. (a)	100	1,175
ION Geophysical Corp. (a)(b)	2,506	6,992
Key Energy Services, Inc. (a)	2,253	10,905
Matrix Service Co. (a)	504	12,156
McDermott International, Inc. (a)(b)	4,285	24,510
Mitcham Industries, Inc. (a)	206	2,276
Natural Gas Services Group, Inc. (a)	211	5,079
Newpark Resources, Inc. (a)	1,654	20,576
North Atlantic Drilling, Ltd.	1,350	8,991
Nuverra Environmental Solutions, Inc. (a)(b)	272	4,012
Oceaneering International, Inc.	1,944	126,690
Oil States International, Inc. (a)	810	50,139
Parker Drilling Co. (a)	2,305	11,387
Patterson-UTI Energy, Inc.	2,550	82,952
PHI, Inc. (a)(b)	209	8,600
Pioneer Energy Services Corp. (a)	1,230	17,245
RigNet, Inc. (a)	211	8,535
Rowan Cos. PLC (Class A)	2,200	55,682
RPC, Inc.	1,169	25,671
SEACOR Holdings, Inc. (a)	351	26,255
Seadrill, Ltd. (b)	6,183	165,457
Seventy Seven Energy, Inc. (a)	700	16,618
Superior Energy Services, Inc.	2,719	89,374
Tesco Corp.	574	11,394
Tetra Technologies, Inc. (a)	1,512	16,360
Tidewater, Inc.	909	35,478
Unit Corp. (a)	855	50,146

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Vantage Drilling Co. (a)(b)	3,887	$4,936
Willbros Group, Inc. (a)	797	6,639

		1,428,425

FOOD & STAPLES RETAILING — 0.6%
Casey’s General Stores, Inc.	715	51,266
Fairway Group Holdings Corp. (a)(b)	283	1,059
Ingles Markets, Inc. (Class A)	209	4,951
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	137	2,230
PriceSmart, Inc.	370	31,687
Rite Aid Corp. (a)	17,085	82,691
Roundy’s, Inc. (b)	509	1,522
SpartanNash Co.	689	13,401
Sprouts Farmers Market, Inc. (a)(b)	1,660	48,256
SUPERVALU, Inc. (a)	3,879	34,678
The Andersons, Inc.	540	33,955
The Chefs’ Warehouse, Inc. (a)(b)	293	4,764
The Fresh Market, Inc. (a)(b)	783	27,350
The Pantry, Inc. (a)	427	8,638
United Natural Foods, Inc. (a)	925	56,851
Village Super Market, Inc. (Class A)	149	3,394
Weis Markets, Inc.	216	8,431

		415,124

FOOD PRODUCTS — 1.5%
Alico, Inc. (b)	77	2,934
Annie’s, Inc. (a)	303	13,908
B&G Foods, Inc.	1,001	27,578
Boulder Brands, Inc. (a)	1,152	15,702
Bunge, Ltd.	2,609	219,756
Cal-Maine Foods, Inc.	288	25,727
Calavo Growers, Inc.	211	9,525
Chiquita Brands International, Inc. (a)	854	12,127
Darling Ingredients, Inc. (a)	2,848	52,175
Dean Foods Co. (b)	1,768	23,426
Diamond Foods, Inc. (a)	432	12,360
Farmer Brothers Co. (a)	152	4,400
Flowers Foods, Inc.	3,033	55,686
Fresh Del Monte Produce, Inc.	718	22,904
Hain Celestial Group, Inc. (a)	852	87,202
Ingredion, Inc.	1,328	100,649
Inventure Foods, Inc. (a)	293	3,797
J&J Snack Foods Corp.	288	26,945
John B Sanfilippo & Son, Inc.	139	4,498
Lancaster Colony Corp.	360	30,701
Lifeway Foods, Inc. (a)(b)	67	929
Limoneira Co.	221	5,235
Omega Protein Corp. (a)	355	4,438
Pilgrim’s Pride Corp. (a)	1,147	35,052
Pinnacle Foods, Inc.	948	30,952
Post Holdings, Inc. (a)(b)	743	24,653
Sanderson Farms, Inc. (b)	427	37,555
Seaboard Corp. (a)	5	13,375
Seneca Foods Corp. (Class A) (a)	139	3,975
Snyders-Lance, Inc. (b)	851	22,552
Tootsie Roll Industries, Inc. (b)	365	10,216
TreeHouse Foods, Inc. (a)	683	54,982
WhiteWave Foods Co. (Class A) (a)	3,068	111,460

		1,107,374

GAS UTILITIES — 0.9%
Atmos Energy Corp.	1,778	84,810
Chesapeake Utilities Corp.	286	11,915
National Fuel Gas Co.	1,483	103,795
New Jersey Resources Corp.	687	34,700
Northwest Natural Gas Co. (b)	499	21,083
ONE Gas, Inc. (b)	890	30,482
Piedmont Natural Gas Co., Inc.	1,383	46,372
Questar Corp.	3,040	67,762
South Jersey Industries, Inc.	566	30,202
Southwest Gas Corp.	852	41,390
The Laclede Group, Inc.	757	35,125
UGI Corp.	3,066	104,520
WGL Holdings, Inc.	884	37,234

		649,390

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (b)	432	21,907
ABIOMED, Inc. (a)(b)	713	17,704
Accuray, Inc. (a)(b)	1,443	10,476
Alere, Inc. (a)	1,497	58,054
Align Technology, Inc. (a)	1,456	75,246
Analogic Corp.	211	13,496
AngioDynamics, Inc. (a)	512	7,025
Anika Therapeutics, Inc. (a)	211	7,735
Antares Pharma, Inc. (a)(b)	2,151	3,936
AtriCure, Inc. (a)	440	6,477
Atrion Corp. (b)	28	8,540
Cantel Medical Corp.	562	19,322
Cardiovascular Systems, Inc. (a)	440	10,397
Cerus Corp. (a)(b)	1,371	5,498
CONMED Corp.	494	18,199
CryoLife, Inc.	497	4,905
Cyberonics, Inc. (a)(b)	494	25,273
Cynosure, Inc. (Class A) (a)	358	7,518
Derma Sciences, Inc. (a)(b)	293	2,441
DexCom, Inc. (a)	1,276	51,027
Endologix, Inc. (a)	1,227	13,006
Exactech, Inc. (a)	224	5,127
GenMark Diagnostics, Inc. (a)(b)	581	5,212
Globus Medical, Inc. (Class A) (a)	1,196	23,525
Greatbatch, Inc. (a)	422	17,981
Haemonetics Corp. (a)	923	32,231
HealthStream, Inc. (a)	350	8,403
HeartWare International, Inc. (a)	311	24,143
Hill-Rom Holdings, Inc.	1,062	43,999
Hologic, Inc. (a)	4,163	101,286
ICU Medical, Inc. (a)	206	13,221
IDEXX Laboratories, Inc. (a)	901	106,165
Insulet Corp. (a)(b)	1,001	36,887
Integra LifeSciences Holdings Corp. (a)	443	21,990
Invacare Corp.	656	7,747
LDR Holding Corp. (a)	263	8,187
Masimo Corp. (a)	934	19,876
Meridian Bioscience, Inc. (b)	790	13,975
Merit Medical Systems, Inc. (a)	783	9,302
Natus Medical, Inc. (a)	574	16,939
Neogen Corp. (a)	679	26,820
NuVasive, Inc. (a)	867	30,232
NxStage Medical, Inc. (a)	1,152	15,126
OraSure Technologies, Inc. (a)	1,083	7,819
Orthofix International NV (a)	355	10,991

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Oxford Immunotec Global PLC (a)	176	$2,688
PhotoMedex, Inc. (a)(b)	293	1,817
Quidel Corp. (a)	494	13,274
ResMed, Inc. (b)	2,461	121,253
Rockwell Medical, Inc. (a)(b)	710	6,489
RTI Surgical, Inc. (a)	1,078	5,153
Sirona Dental Systems, Inc. (a)	1,007	77,217
Spectranetics Corp. (a)(b)	795	21,123
Staar Surgical Co. (a)(b)	723	7,685
STERIS Corp.	1,026	55,363
SurModics, Inc. (a)	286	5,194
Symmetry Medical, Inc. (a)	720	7,265
Tandem Diabetes Care, Inc. (a)(b)	180	2,416
Teleflex, Inc.	697	73,213
The Cooper Cos., Inc.	840	130,830
Thoratec Corp. (a)	973	26,008
Tornier NV (a)	604	14,436
Unilife Corp. (a)(b)	1,716	3,938
Utah Medical Products, Inc.	72	3,511
Vascular Solutions, Inc. (a)	278	6,867
Volcano Corp. (a)(b)	996	10,597
West Pharmaceutical Services, Inc.	1,286	57,561
Wright Medical Group, Inc. (a)	795	24,088
Zeltiq Aesthetics, Inc. (a)(b)	465	10,523

		1,683,875

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	751	36,423
Addus HomeCare Corp. (a)	62	1,215
Adeptus Health, Inc. (Class A) (a)	100	2,490
Air Methods Corp. (a)(b)	710	39,440
Alliance HealthCare Services, Inc. (a)	67	1,515
Almost Family, Inc. (a)	139	3,777
Amedisys, Inc. (a)(b)	566	11,416
AMN Healthcare Services, Inc. (a)	857	13,455
AmSurg Corp. (a)	744	37,237
athenahealth, Inc. (a)(b)	685	90,208
Bio-Reference Laboratories, Inc. (a)	422	11,841
BioScrip, Inc. (a)(b)	1,158	8,002
BioTelemetry, Inc. (a)	500	3,355
Brookdale Senior Living, Inc. (a)	2,831	91,215
Capital Senior Living Corp. (a)	581	12,335
Catamaran Corp. (a)	3,641	153,468
Centene Corp. (a)	996	82,379
Chemed Corp.	308	31,693
Community Health Systems, Inc. (a)	1,988	108,923
Corvel Corp. (a)	216	7,355
Cross Country Healthcare, Inc. (a)	499	4,636
Envision Healthcare Holdings, Inc. (a)	1,400	48,552
ExamWorks Group, Inc. (a)	574	18,798
Five Star Quality Care, Inc. (a)	782	2,948
Gentiva Health Services, Inc. (a)	569	9,548
Hanger, Inc. (a)	643	13,194
HCA Holdings, Inc. (a)	5,783	407,817
Health Net, Inc. (a)	1,390	64,093
HealthEquity, Inc. (a)	100	1,831
HealthSouth Corp.	1,541	56,863
Healthways, Inc. (a)(b)	641	10,269
Henry Schein, Inc. (a)	1,518	176,801
HMS Holdings Corp. (a)(b)	1,578	29,745
IPC The Hospitalist Co. (a)	278	12,452
Kindred Healthcare, Inc.	998	19,361
Landauer, Inc. (b)	193	6,371
LHC Group, Inc. (a)	211	4,895
LifePoint Hospitals, Inc. (a)	804	55,629
Magellan Health, Inc. (a)	499	27,310
MEDNAX, Inc. (a)	1,758	96,374
Molina Healthcare, Inc. (a)	494	20,896
MWI Veterinary Supply, Inc. (a)	256	37,990
National Healthcare Corp.	217	12,046
National Research Corp. (Class A) (a)	224	2,914
Omnicare, Inc.	1,722	107,212
Owens & Minor, Inc. (b)	1,123	36,767
PharMerica Corp. (a)	576	14,072
Premier, Inc. (Class A) (a)	630	20,702
RadNet, Inc. (a)	600	3,972
Select Medical Holdings Corp.	1,336	16,072
Skilled Healthcare Group, Inc. (Class A) (a)	355	2,343
Surgical Care Affiliates, Inc. (a)	180	4,811
Team Health Holdings, Inc. (a)	1,290	74,807
The Ensign Group, Inc.	355	12,354
The Providence Service Corp. (a)	221	10,692
Triple-S Management Corp. (Class B) (a)	425	8,458
Universal American Corp. (a)	715	5,749
US Physical Therapy, Inc.	211	7,467
VCA, Inc. (a)	1,539	60,529
WellCare Health Plans, Inc. (a)	783	47,246

		2,322,328

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,280	44,001
Castlight Health, Inc. (Class B) (a)	200	2,588
Computer Programs and Systems, Inc.	216	12,418
IMS Health Holdings, Inc. (a)	1,300	34,047
MedAssets, Inc. (a)	1,145	23,724
Medidata Solutions, Inc. (a)	1,004	44,467
Merge Healthcare, Inc. (a)	1,214	2,671
Omnicell, Inc. (a)	643	17,573
Veeva Systems, Inc. (Class A) (a)(b)	670	18,874
Vocera Communications, Inc. (a)	435	3,511

		203,874

HOTELS, RESTAURANTS & LEISURE — 3.2%
Aramark	810	21,303
Bally Technologies, Inc. (a)	714	57,620
Belmond, Ltd. (Class A) (a)	1,698	19,799
Biglari Holdings, Inc. (a)	31	10,533
BJ’s Restaurants, Inc. (a)	422	15,188
Bloomin’ Brands, Inc. (a)	1,349	24,741
Bob Evans Farms, Inc.	394	18,652
Boyd Gaming Corp. (a)(b)	1,348	13,696
Bravo Brio Restaurant Group, Inc. (a)	355	4,604
Brinker International, Inc.	1,107	56,225
Buffalo Wild Wings, Inc. (a)(b)	330	44,309
Burger King Worldwide, Inc. (b)	1,837	54,485
Caesars Acquisition Co. (Class A) (a)	800	7,576
Caesars Entertainment Corp. (a)(b)	718	9,032
Carrols Restaurant Group, Inc. (a)	425	3,022
Choice Hotels International, Inc.	593	30,836
Churchill Downs, Inc.	193	18,817
Chuy’s Holdings, Inc. (a)(b)	281	8,821
ClubCorp Holdings, Inc.	360	7,139

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cracker Barrel Old Country Store, Inc.	355	$36,632
Del Frisco’s Restaurant Group, Inc. (a)	419	8,020
Denny’s Corp. (a)	1,716	12,063
Diamond Resorts International, Inc. (a)	618	14,066
DineEquity, Inc.	316	25,782
Domino’s Pizza, Inc.	978	75,267
Dunkin’ Brands Group, Inc.	1,848	82,827
Einstein Noah Restaurant Group, Inc.	149	3,004
El Pollo Loco Holdings, Inc. (a)	100	3,591
Famous Dave’s of America, Inc. (a)	100	2,692
Fiesta Restaurant Group, Inc. (a)	447	22,207
Hilton Worldwide Holdings, Inc. (a)	2,320	57,142
Hyatt Hotels Corp. (Class A) (a)	758	45,874
Ignite Restaurant Group, Inc. (a)(b)	144	864
International Game Technology	4,300	72,541
International Speedway Corp. (Class A)	494	15,630
Interval Leisure Group, Inc.	710	13,526
Intrawest Resorts Holdings, Inc. (a)	360	3,481
Isle of Capri Casinos, Inc. (a)	437	3,278
Jack in the Box, Inc.	663	45,210
Jamba, Inc. (a)(b)	278	3,953
Krispy Kreme Doughnuts, Inc. (a)(b)	1,212	20,798
La Quinta Holdings, Inc. (a)	800	15,192
Las Vegas Sands Corp.	6,669	414,878
Life Time Fitness, Inc. (a)(b)	682	34,400
Marcus Corp.	360	5,688
Marriott Vacations Worldwide Corp. (a)	481	30,500
MGM Resorts International (a)	6,530	148,753
Monarch Casino & Resort, Inc. (a)	139	1,655
Morgans Hotel Group Co. (a)	502	4,051
Multimedia Games Holding Co., Inc. (a)	581	20,922
Nathan’s Famous, Inc. (a)	77	5,212
Noodles & Co. (a)(b)	90	1,727
Norwegian Cruise Line Holdings, Ltd. (a)	1,599	57,596
Panera Bread Co. (Class A) (a)(b)	414	67,366
Papa John’s International, Inc.	566	22,634
Penn National Gaming, Inc. (a)	1,331	14,921
Pinnacle Entertainment, Inc. (a)(b)	1,068	26,796
Popeyes Louisiana Kitchen, Inc. (a)	422	17,091
Potbelly Corp. (a)(b)	180	2,099
Red Robin Gourmet Burgers, Inc. (a)	293	16,672
Royal Caribbean Cruises, Ltd.	2,947	198,304
Ruby Tuesday, Inc. (a)	1,145	6,744
Ruth’s Hospitality Group, Inc.	728	8,037
Scientific Games Corp. (Class A) (a)	939	10,113
SeaWorld Entertainment, Inc.	1,211	23,288
Six Flags Entertainment Corp. (b)	1,219	41,921
Sonic Corp. (a)	978	21,868
Speedway Motorsports, Inc.	214	3,651
Texas Roadhouse, Inc.	1,139	31,710
The Cheesecake Factory, Inc.	901	40,995
The Wendy’s Co.	4,691	38,748
Vail Resorts, Inc.	678	58,823
Zoe’s Kitchen, Inc. (a)	100	3,076

		2,390,277

HOUSEHOLD DURABLES — 1.1%
Beazer Homes USA, Inc. (a)	509	8,541
Cavco Industries, Inc. (a)	147	9,996
CSS Industries, Inc.	139	3,371
Ethan Allen Interiors, Inc.	507	11,560
Flexsteel Industries, Inc.	67	2,260
GoPro, Inc. (Class A) (a)	400	37,480
Helen of Troy, Ltd. (a)	466	24,474
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,153	7,901
Installed Building Products, Inc. (a)(b)	180	2,529
iRobot Corp. (a)(b)	494	15,042
Jarden Corp. (a)	2,289	137,592
KB Home (b)	1,577	23,560
La-Z-Boy, Inc.	1,008	19,948
LGI Homes, Inc. (a)(b)	180	3,305
Libbey, Inc. (a)	440	11,554
Lifetime Brands, Inc.	221	3,384
M.D.C. Holdings, Inc. (b)	710	17,977
M/I Homes, Inc. (a)	512	10,148
Meritage Homes Corp. (a)	750	26,625
NACCO Industries, Inc. (Class A)	67	3,332
NVR, Inc. (a)	77	87,012
Skullcandy, Inc. (a)	365	2,843
Standard Pacific Corp. (a)(b)	2,794	20,927
Taylor Morrison Home Corp. (Class A) (a)	604	9,797
Tempur Sealy International, Inc. (a)	1,086	61,001
The Dixie Group, Inc. (a)	200	1,734
The New Home Co., Inc. (a)	180	2,430
The Ryland Group, Inc. (b)	857	28,487
Toll Brothers, Inc. (a)	3,059	95,318
TRI Pointe Homes, Inc. (a)	2,588	33,489
Tupperware Brands Corp.	882	60,893
UCP, Inc. (Class A) (a)	180	2,151
Universal Electronics, Inc. (a)	288	14,219
WCI Communities, Inc. (a)(b)	90	1,660
William Lyon Homes (Class A) (a)	293	6,475

		809,015

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)	787	6,327
Church & Dwight Co., Inc.	2,370	166,279
Energizer Holdings, Inc.	1,055	129,986
Harbinger Group, Inc. (a)	1,451	19,037
Oil-Dri Corp. of America	67	1,747
Orchids Paper Products Co.	152	3,733
Spectrum Brands Holdings, Inc.	337	30,509
WD-40 Co.	283	19,233

		376,851

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC (a)	500	17,790
Atlantic Power Corp. (b)	2,302	5,479
Calpine Corp. (a)	7,430	161,231
Dynegy, Inc. (a)	1,757	50,707
Ormat Technologies, Inc.	365	9,588
Pattern Energy Group, Inc.	660	20,407
TerraForm Power, Inc. (Class A) (a)	400	11,544

		276,746

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,114	89,543
Raven Industries, Inc. (b)	635	15,494

		105,037

INSURANCE — 4.0%
Alleghany Corp. (a)	288	120,427

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Allied World Assurance Company Holdings, Ltd.	1,717	$63,254
Ambac Financial Group, Inc. (a)	862	19,050
American Equity Investment Life Holding Co. (b)	1,222	27,959
American Financial Group, Inc.	1,325	76,704
American National Insurance Co.	161	18,096
AMERISAFE, Inc.	360	14,080
Amtrust Financial Services, Inc. (b)	552	21,981
Arch Capital Group, Ltd. (a)	2,392	130,890
Argo Group International Holdings, Ltd.	499	25,105
Arthur J. Gallagher & Co.	2,753	124,876
Aspen Insurance Holdings, Ltd.	1,147	49,057
Assured Guaranty, Ltd.	2,905	64,375
Atlas Financial Holdings, Inc. (a)	200	2,768
Axis Capital Holdings, Ltd.	1,897	89,785
Baldwin & Lyons, Inc. (Class B)	134	3,310
Brown & Brown, Inc.	2,114	67,965
Citizens, Inc. (a)(b)	870	5,620
CNA Financial Corp.	504	19,167
CNO Financial Group, Inc.	3,852	65,330
Crawford & Co. (Class B) (b)	504	4,158
Donegal Group, Inc. (Class A)	144	2,212
eHealth, Inc. (a)	355	8,566
EMC Insurance Group, Inc.	67	1,935
Employers Holdings, Inc.	571	10,992
Endurance Specialty Holdings, Ltd.	782	43,151
Enstar Group, Ltd. (a)	149	20,312
Erie Indemnity Co. (Class A)	439	33,281
Everest Re Group, Ltd.	784	127,016
FBL Financial Group, Inc. (Class A)	137	6,124
Federated National Holding Co.	200	5,618
Fidelity & Guaranty Life	180	3,843
First American Financial Corp.	1,937	52,531
FNF Group	4,874	135,205
Global Indemnity PLC (a)	134	3,381
Greenlight Capital Re, Ltd. (Class A) (a)	494	16,011
Hallmark Financial Services, Inc. (a)	293	3,021
HCC Insurance Holdings, Inc.	1,795	86,681
HCI Group, Inc.	134	4,823
Hilltop Holdings, Inc. (a)	1,272	25,504
Horace Mann Educators Corp.	710	20,242
Independence Holding Co. (b)	142	1,887
Infinity Property & Casualty Corp.	216	13,826
Kansas City Life Insurance Co. (b)	72	3,193
Kemper Corp.	851	29,062
Maiden Holdings, Ltd. (b)	929	10,293
Markel Corp. (a)	244	155,221
MBIA, Inc. (a)	2,435	22,353
Meadowbrook Insurance Group, Inc. (b)	929	5,435
Mercury General Corp.	513	25,039
Montpelier Re Holdings, Ltd. (b)	767	23,846
National General Holdings Corp.	600	10,134
National Interstate Corp.	149	4,157
National Western Life Insurance Co. (Class A)	43	10,621
Old Republic International Corp.	4,592	65,574
OneBeacon Insurance Group, Ltd. (Class A)	432	6,657
PartnerRe, Ltd.	858	94,286
Platinum Underwriters Holdings, Ltd.	480	29,218
Primerica, Inc.	975	47,014
ProAssurance Corp.	1,044	46,009
Protective Life Corp.	1,358	94,259
Reinsurance Group of America, Inc.	1,207	96,717
RenaissanceRe Holdings, Ltd. (b)	675	67,493
RLI Corp.	782	33,853
Safety Insurance Group, Inc.	206	11,105
Selective Insurance Group, Inc.	993	21,985
StanCorp Financial Group, Inc.	743	46,943
State Auto Financial Corp.	288	5,907
Stewart Information Services Corp.	437	12,826
Symetra Financial Corp.	1,297	30,259
The Hanover Insurance Group, Inc.	730	44,837
The Navigators Group, Inc. (a)	221	13,591
The Phoenix Cos., Inc. (a)	125	7,007
Third Point Reinsurance, Ltd. (a)	950	13,822
United Fire Group, Inc.	350	9,719
United Insurance Holdings Corp.	300	4,500
Universal Insurance Holdings, Inc.	579	7,486
Validus Holdings, Ltd.	1,597	62,507
W.R. Berkley Corp.	1,719	82,168
White Mountains Insurance Group, Ltd.	108	68,048

		2,963,263

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	504	3,624
Blue Nile, Inc. (a)	211	6,024
Coupons.com, Inc. (a)	211	2,523
FTD Cos., Inc. (a)	360	12,280
Groupon, Inc. (a)(b)	8,429	56,306
HomeAway, Inc. (a)	1,594	56,587
HSN, Inc.	571	35,042
Lands’ End, Inc. (a)	234	9,622
Liberty Interactive Corp. (Class A) (a)	8,630	246,127
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	1,274	43,189
Liberty Ventures, (Series A) (a)	1,274	48,361
NutriSystem, Inc.	581	8,930
Orbitz Worldwide, Inc. (a)	922	7,256
Overstock.com, Inc. (a)	216	3,642
PetMed Express, Inc.	351	4,774
RetailMeNot, Inc. (a)(b)	580	9,373
Shutterfly, Inc. (a)	715	34,849
ValueVision Media, Inc. (Class A) (a)	710	3,642
zulily, Inc. (Class A) (a)(b)	270	10,230

		602,381

INTERNET SOFTWARE & SERVICES — 3.0%
Amber Road, Inc. (a)	100	1,734
Angie’s List, Inc. (a)(b)	785	5,000
AOL, Inc. (a)	1,445	64,953
Bankrate, Inc. (a)	1,157	13,144
Bazaarvoice, Inc. (a)	939	6,939
Benefitfocus, Inc. (a)(b)	90	2,425
Blucora, Inc. (a)	792	12,070
Brightcove, Inc. (a)(b)	494	2,757
Carbonite, Inc. (a)(b)	211	2,161
Care.com, Inc. (a)(b)	90	733
ChannelAdvisor Corp. (a)(b)	352	5,773
comScore, Inc. (a)	638	23,230

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Constant Contact, Inc. (a)	571	$15,497
Conversant, Inc. (a)	1,253	42,915
Cornerstone OnDemand, Inc. (a)(b)	905	31,141
CoStar Group, Inc. (a)	567	88,191
Cvent, Inc. (a)(b)	290	7,357
Dealertrack Technologies, Inc. (a)(b)	980	42,542
Demand Media, Inc. (a)(b)	144	1,274
Demandware, Inc. (a)(b)	573	29,177
Dice Holdings, Inc. (a)	795	6,662
Digital River, Inc. (a)	638	9,264
E2open, Inc. (a)(b)	288	2,681
EarthLink Holdings Corp.	1,932	6,607
Endurance International Group Holdings, Inc. (a)	360	5,857
Envestnet, Inc. (a)	632	28,440
Equinix, Inc. (a)	939	199,519
Global Eagle Entertainment, Inc. (a)(b)	637	7,147
Gogo, Inc. (a)(b)	980	16,523
GrubHub, Inc. (a)(b)	200	6,848
GTT Communications, Inc. (a)	200	2,382
IAC/InterActiveCorp.	1,262	83,166
Internap Network Services Corp. (a)	1,001	6,907
IntraLinks Holdings, Inc. (a)	715	5,791
j2 Global, Inc.	857	42,302
Limelight Networks, Inc. (a)	1,001	2,337
LinkedIn Corp. (Class A) (a)	1,832	380,671
Liquidity Services, Inc. (a)	509	6,999
LivePerson, Inc. (a)	1,085	13,660
LogMeIn, Inc. (a)	395	18,198
Marchex, Inc. (Class B)	432	1,793
Marin Software, Inc. (a)	134	1,152
Marketo, Inc. (a)(b)	447	14,438
Millennial Media, Inc. (a)(b)	638	1,187
Monster Worldwide, Inc. (a)	1,863	10,246
Move, Inc. (a)	797	16,705
NIC, Inc.	1,217	20,957
OPOWER, Inc. (a)	100	1,886
Pandora Media, Inc. (a)(b)	3,596	86,879
Perficient, Inc. (a)	648	9,714
Q2 Holdings, Inc. (a)	100	1,400
QuinStreet, Inc. (a)	566	2,349
Rackspace Hosting, Inc. (a)	2,063	67,151
RealNetworks, Inc. (a)	432	3,002
Reis, Inc.	139	3,279
Rightside Group, Ltd. (a)(b)	144	1,404
Rocket Fuel, Inc. (a)(b)	290	4,582
SciQuest, Inc. (a)	430	6,467
Shutterstock, Inc. (a)	244	17,417
SPS Commerce, Inc. (a)	288	15,307
Stamps.com, Inc. (a)	206	6,543
TechTarget, Inc. (a)	272	2,336
Textura Corp. (a)(b)	326	8,606
Travelzoo, Inc. (a)	142	2,201
TrueCar, Inc. (a)	100	1,795
Trulia, Inc. (a)(b)	689	33,692
Twitter, Inc. (a)	8,430	434,819
Unwired Planet, Inc. (a)	1,716	3,192
VistaPrint NV (a)	563	30,847
Web.com Group, Inc. (a)	787	15,709
WebMD Health Corp. (a)(b)	677	28,305
Wix.com, Ltd. (a)(b)	180	2,925
XO Group, Inc. (a)	499	5,594
Xoom Corp. (a)(b)	544	11,941
Yelp, Inc. (a)(b)	876	59,787
Zillow, Inc. (Class A) (a)(b)	540	62,635
Zix Corp. (a)	1,140	3,899

		2,253,115

IT SERVICES — 2.4%
Acxiom Corp. (a)	1,353	22,392
Amdocs, Ltd.	2,816	129,198
Blackhawk Network Holdings, Inc. (a)	936	30,326
Booz Allen Hamilton Holding Corp.	1,307	30,584
Broadridge Financial Solutions, Inc.	2,070	86,174
CACI International, Inc. (Class A) (a)	427	30,432
Cardtronics, Inc. (a)	855	30,096
Cass Information Systems, Inc.	221	9,149
CIBER, Inc. (a)	1,440	4,939
Computer Task Group, Inc.	283	3,141
Convergys Corp.	1,724	30,722
CoreLogic, Inc. (a)	1,588	42,987
CSG Systems International, Inc.	646	16,977
Datalink Corp. (a)	283	3,008
DST Systems, Inc.	537	45,065
EPAM Systems, Inc. (a)	635	27,807
Euronet Worldwide, Inc. (a)	929	44,397
EVERTEC, Inc.	1,174	26,227
ExlService Holdings, Inc. (a)	653	15,940
FleetCor Technologies, Inc. (a)	1,456	206,927
Forrester Research, Inc.	209	7,704
Gartner, Inc. (a)	1,618	118,874
Genpact, Ltd. (a)	2,791	45,549
Global Cash Access Holdings, Inc. (a)	1,301	8,782
Global Payments, Inc.	1,246	87,071
Heartland Payment Systems, Inc.	635	30,302
Higher One Holdings, Inc. (a)	566	1,398
iGate Corp. (a)	641	23,538
Information Services Group, Inc. (a)	400	1,520
Jack Henry & Associates, Inc.	1,512	84,158
Leidos Holdings, Inc.	1,150	39,480
Lionbridge Technologies, Inc. (a)	1,158	5,211
Luxoft Holding, Inc. (a)	90	3,348
ManTech International Corp. (Class A)	425	11,454
MAXIMUS, Inc.	1,189	47,715
ModusLink Global Solutions, Inc. (a)(b)	718	2,563
MoneyGram International, Inc. (a)	437	5,480
NeuStar, Inc. (Class A) (a)	935	23,216
PRGX Global, Inc. (a)	581	3,405
Sabre Corp.	800	14,332
Sapient Corp. (a)	2,076	29,064
Science Applications International Corp.	732	32,376
ServiceSource International, Inc. (a)(b)	1,145	3,698
Sykes Enterprises, Inc. (a)	710	14,186
Syntel, Inc. (a)(b)	216	18,995
TeleTech Holdings, Inc. (a)	355	8,726
The Hackett Group, Inc.	504	3,004
Unisys Corp. (a)	957	22,403
Vantiv, Inc. (a)	2,201	68,011
VeriFone Systems, Inc. (a)	1,968	67,660
Virtusa Corp. (a)	440	15,646
WEX, Inc. (a)	713	78,658

		1,764,015

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

LEISURE PRODUCTS — 0.4%
Arctic Cat, Inc.	206	$7,173
Black Diamond, Inc. (a)(b)	432	3,266
Brunswick Corp.	1,631	68,730
Callaway Golf Co. (b)	1,366	9,890
JAKKS Pacific, Inc. (a)(b)	355	2,520
Johnson Outdoors, Inc. (Class A)	67	1,735
Leapfrog Enterprises, Inc. (a)	1,222	7,320
Malibu Boats, Inc. (Class A) (a)	180	3,334
Marine Products Corp.	221	1,744
Nautilus, Inc. (a)	571	6,835
Polaris Industries, Inc.	1,157	173,307
Smith & Wesson Holding Corp. (a)(b)	960	9,062
Sturm Ruger & Co, Inc. (b)	355	17,285

		312,201

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Accelerate Diagnostics, Inc. (a)(b)	434	9,322
Affymetrix, Inc. (a)(b)	1,366	10,901
Albany Molecular Research, Inc. (a)(b)	427	9,424
Bio-Rad Laboratories, Inc. (Class A) (a)	379	42,979
Bruker Corp. (a)	2,014	37,289
Cambrex Corp. (a)	576	10,760
Charles River Laboratories International, Inc. (a)	834	49,823
Covance, Inc. (a)	1,047	82,399
Enzo Biochem, Inc. (a)	600	3,090
Fluidigm Corp. (a)(b)	509	12,470
Illumina, Inc. (a)	2,443	400,456
Luminex Corp. (a)	720	14,040
Pacific Biosciences of California, Inc. (a)(b)	864	4,242
PAREXEL International Corp. (a)	975	61,513
Qiagen NV (a)	4,070	92,674
Quintiles Transnational Holdings, Inc. (a)	1,019	56,840
Sequenom, Inc. (a)(b)	2,235	6,638
Techne Corp.	692	64,737

		969,597

MACHINERY — 3.7%
Accuride Corp. (a)	797	3,021
Actuant Corp. (Class A)	1,256	38,333
AGCO Corp.	1,631	74,145
Alamo Group, Inc.	144	5,904
Albany International Corp. (Class A)	494	16,816
Allison Transmission Holdings, Inc.	2,315	65,954
Altra Industrial Motion Corp.	499	14,551
American Railcar Industries, Inc.	124	9,166
Astec Industries, Inc.	350	12,765
Barnes Group, Inc.	1,001	30,380
Blount International, Inc. (a)	931	14,086
Briggs & Stratton Corp.	937	16,885
Chart Industries, Inc. (a)(b)	574	35,089
CIRCOR International, Inc.	265	17,842
CLARCOR, Inc.	930	58,664
Colfax Corp. (a)	1,637	93,260
Columbus McKinnon Corp.	355	7,806
Commercial Vehicle Group, Inc. (a)	422	2,608
Crane Co.	811	51,263
Donaldson Co., Inc.	2,549	103,566
Douglas Dynamics, Inc.	432	8,424
Dynamic Materials Corp.	293	5,582
Energy Recovery, Inc. (a)(b)	867	3,069
EnPro Industries, Inc. (a)	399	24,151
ESCO Technologies, Inc.	502	17,460
Federal Signal Corp.	1,229	16,272
Freightcar America, Inc.	211	7,026
Global Brass & Copper Holdings, Inc.	339	4,973
Graco, Inc.	1,025	74,804
Graham Corp.	221	6,354
Harsco Corp.	1,500	32,115
Hillenbrand, Inc.	1,095	33,825
Hurco Cos., Inc.	149	5,611
Hyster-Yale Materials Handling, Inc.	221	15,828
IDEX Corp.	1,416	102,476
ITT Corp.	1,636	73,522
John Bean Technologies Corp.	581	16,344
Kadant, Inc.	216	8,435
Kennametal, Inc.	1,393	57,545
L.B. Foster Co. (Class A)	221	10,153
Lincoln Electric Holdings, Inc.	1,427	98,656
Lindsay Corp. (b)	254	18,987
Lydall, Inc. (a)	368	9,940
Manitex International, Inc. (a)(b)	211	2,382
Meritor, Inc. (a)	1,870	20,290
Miller Industries, Inc.	216	3,650
Mueller Industries, Inc.	990	28,255
Mueller Water Products, Inc. (Class A)	3,015	24,964
Navistar International Corp. (a)(b)	990	32,581
NN, Inc.	368	9,833
Nordson Corp.	1,119	85,122
Omega Flex, Inc.	52	1,012
Oshkosh Corp.	1,447	63,885
Proto Labs, Inc. (a)	434	29,946
RBC Bearings, Inc.	427	24,211
Rexnord Corp. (a)	1,274	36,245
SPX Corp.	727	68,287
Standex International Corp.	246	18,238
Sun Hydraulics Corp.	418	15,713
Tennant Co.	360	24,152
Terex Corp.	1,974	62,714
The Exone Co. (a)(b)	149	3,113
The Gorman-Rupp Co.	360	10,814
The Greenbrier Cos., Inc. (b)	522	38,304
The Manitowoc Co., Inc.	2,444	57,312
The Middleby Corp. (a)	1,038	91,479
The Toro Co.	986	58,401
Timken Co.	1,415	59,982
Titan International, Inc. (b)	801	9,468
TriMas Corp. (a)	800	19,464
Trinity Industries, Inc.	2,726	127,359
Twin Disc, Inc.	139	3,747
Valmont Industries, Inc. (b)	499	67,330
Wabash National Corp. (a)	1,289	17,169
WABCO Holdings, Inc. (a)	998	90,768
Wabtec Corp.	1,685	136,552
Watts Water Technologies, Inc. (Class A)	544	31,688
Woodward, Inc.	1,166	55,525
Xerium Technologies, Inc. (a)	216	3,156

		2,756,767

MARINE — 0.2%
Baltic Trading, Ltd.	900	3,726
International Shipholding Corp.	152	2,719

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Kirby Corp. (a)	973	$114,668
Knightsbridge Tankers, Ltd. (b)	512	4,531
Matson, Inc.	782	19,574
Navios Maritime Holdings, Inc.	1,400	8,400
Safe Bulkers, Inc.	700	4,662
Scorpio Bulkers, Inc. (a)	2,430	14,143
Ultrapetrol Bahamas, Ltd. (a)	409	1,276

		173,699

MEDIA — 2.7%
AH Belo Corp. (Class A)	360	3,841
AMC Entertainment Holdings, Inc. (Class A)	360	8,276
AMC Networks, Inc. (Class A) (a)	1,101	64,320
Carmike Cinemas, Inc. (a)	455	14,096
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,428	3,213
Charter Communications, Inc. (Class A) (a)	1,386	209,799
Cinemark Holdings, Inc.	2,045	69,612
Clear Channel Outdoor Holdings, Inc. (Class A)	835	5,628
Crown Media Holdings, Inc. (Class A) (a)	643	2,058
Cumulus Media, Inc. (Class A) (a)(b)	2,593	10,450
Daily Journal Corp. (a)(b)	17	3,069
Dex Media, Inc. (a)	368	3,518
DISH Network Corp. (Class A) (a)	3,751	242,240
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,353	36,896
Entercom Communications Corp. (Class A) (a)	422	3,389
Entravision Communications Corp. (Class A)	1,085	4,297
Eros International PLC (a)	300	4,383
Global Sources, Ltd. (a)	352	2,362
Gray Television, Inc. (a)	926	7,297
Harte-Hanks, Inc.	782	4,981
Hemisphere Media Group, Inc. (a)(b)	139	1,482
John Wiley & Sons, Inc. (Class A)	822	46,122
Journal Communications, Inc. (Class A) (a)	867	7,309
Lamar Advertising Co. (Class A)	1,355	66,734
Lee Enterprises, Inc. (a)(b)	900	3,042
Liberty Media Corp. (Class A) (a)	1,658	78,224
Liberty Media Corp. (Class C) (a)	3,316	155,819
Lions Gate Entertainment Corp. (b)	1,500	49,455
Live Nation Entertainment, Inc. (a)	2,560	61,491
Loral Space & Communications, Inc. (a)	261	18,742
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	558	2,009
MDC Partners, Inc. (Class A)	673	12,915
Media General, Inc. (Class A) (a)(b)	955	12,520
Meredith Corp.	638	27,306
Morningstar, Inc.	302	20,506
National CineMedia, Inc.	1,075	15,598
New Media Investment Group, Inc. (b)	500	8,315
Nexstar Broadcasting Group, Inc. (Class A) (b)	563	22,756
ReachLocal, Inc. (a)	221	798
Reading International, Inc. (Class A) (a)	365	3,066
Regal Entertainment Group (Class A) (b)	1,471	29,244
Rentrak Corp. (a)(b)	221	13,468
Saga Communications, Inc. (Class A)	90	3,022
Salem Communications Corp. (Class A) (b)	221	1,682
Scholastic Corp. (b)	502	16,225
SFX Entertainment, Inc. (a)(b)	450	2,259
Sinclair Broadcast Group, Inc. (Class A) (b)	1,289	33,630
Sirius XM Holdings, Inc. (a)(b)	45,702	159,500
Sizmek, Inc. (a)	422	3,266
Starz (Class A) (a)	1,660	54,913
The E.W. Scripps Co. (Class A) (a)	569	9,280
The Madison Square Garden Co. (Class A) (a)	1,136	75,112
The McClatchy Co. (Class A) (a)	1,145	3,847
The New York Times Co. (Class A) (b)	2,436	27,332
Thomson Reuters Corp. (b)	6,253	227,672
Time, Inc. (a)	1,900	44,517
World Wrestling Entertainment, Inc. (Class A) (b)	581	8,000

		2,030,903

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	365	3,117
AK Steel Holding Corp. (a)(b)	2,578	20,650
Allied Nevada Gold Corp. (a)(b)	1,995	6,603
Ampco-Pittsburgh Corp.	139	2,780
Carpenter Technology Corp.	898	40,545
Century Aluminum Co. (a)	1,013	26,308
Cliffs Natural Resources, Inc. (b)	2,680	27,818
Coeur Mines, Inc. (a)	1,915	9,498
Commercial Metals Co.	2,025	34,567
Compass Minerals International, Inc.	616	51,917
Globe Specialty Metals, Inc.	1,217	22,137
Gold Resource Corp.	651	3,333
Handy & Harman, Ltd. (a)	62	1,628
Haynes International, Inc.	211	9,704
Hecla Mining Co.	6,400	15,872
Horsehead Holding Corp. (a)(b)	867	14,332
Kaiser Aluminum Corp. (b)	360	27,439
Materion Corp.	350	10,735
Molycorp, Inc. (a)(b)	2,637	3,138
Noranda Aluminium Holding Corp.	648	2,929
Olympic Steel, Inc.	134	2,756
Reliance Steel & Aluminum Co.	1,334	91,246
Royal Gold, Inc.	1,181	76,694
RTI International Metals, Inc. (a)	567	13,982
Schnitzer Steel Industries, Inc. (Class A)	502	12,073
Southern Copper Corp. (b)	2,525	74,866
Steel Dynamics, Inc.	4,228	95,595
Stillwater Mining Co. (a)(b)	2,220	33,367
SunCoke Energy, Inc. (a)	1,283	28,803
Tahoe Resources, Inc. (a)	1,569	31,851
TimkenSteel Corp.	707	32,868
United States Steel Corp.	2,500	97,925
Universal Stainless & Alloy Products, Inc. (a)	149	3,928
US Silica Holdings, Inc.	937	58,572
Walter Energy, Inc. (b)	1,222	2,859

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Worthington Industries, Inc.	901	$33,535

		1,025,970

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	1,959	108,548
Avista Corp. (b)	1,050	32,056
Black Hills Corp.	751	35,958
MDU Resources Group, Inc.	3,312	92,107
NorthWestern Corp.	713	32,342
Vectren Corp.	1,502	59,930

		360,941

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	1,068	45,977
Burlington Stores, Inc. (a)(b)	470	18,734
Dillard’s, Inc. (Class A) (b)	450	49,041
Fred’s, Inc. (Class A)	723	10,122
J.C. Penney Co., Inc. (a)(b)	5,308	53,292
Sears Holdings Corp. (a)(b)	482	12,161
The Bon-Ton Stores, Inc. (b)	296	2,475
Tuesday Morning Corp. (a)(b)	782	15,175

		206,977

OIL, GAS & CONSUMABLE FUELS — 4.4%
Abraxas Petroleum Corp. (a)	1,582	8,353
Adams Resources & Energy, Inc.	50	2,215
Alon USA Energy, Inc.	427	6,132
Alpha Natural Resources, Inc. (a)(b)	4,244	10,525
American Eagle Energy Corp. (a)	400	1,628
Amyris, Inc. (a)(b)	504	1,910
Antero Resources Corp. (a)	920	50,499
Apco Oil and Gas International, Inc. (a)	134	1,727
Approach Resources, Inc. (a)(b)	641	9,294
Arch Coal, Inc. (b)	4,103	8,698
Ardmore Shipping Corp.	300	3,270
Athlon Energy, Inc. (a)	860	50,078
Bill Barrett Corp. (a)(b)	934	20,585
Bonanza Creek Energy, Inc. (a)	579	32,945
BPZ Resources, Inc. (a)(b)	2,220	4,240
Callon Petroleum Co. (a)	797	7,022
Carrizo Oil & Gas, Inc. (a)	785	42,249
Cheniere Energy, Inc. (a)	4,194	335,646
Clayton Williams Energy, Inc. (a)	110	10,609
Clean Energy Fuels Corp. (a)(b)	1,291	10,070
Cloud Peak Energy, Inc. (a)	1,145	14,450
Cobalt International Energy, Inc. (a)	6,160	83,776
Comstock Resources, Inc. (b)	836	15,566
Concho Resources, Inc. (a)	1,950	244,510
Contango Oil & Gas Co. (a)	242	8,044
Continental Resources, Inc. (a)(b)	1,504	99,986
CVR Energy, Inc. (b)	228	10,198
Delek US Holdings, Inc.	1,020	33,782
DHT Holdings, Inc.	1,200	7,392
Diamondback Energy, Inc. (a)	704	52,645
Dorian LPG, Ltd. (a)	100	1,782
Eclipse Resources Corp. (a)	500	8,310
Emerald Oil, Inc. (a)(b)	1,175	7,226
Energen Corp.	1,237	89,361
Energy XXI Bermuda, Ltd. (b)	1,737	19,715
EP Energy Corp. (Class A) (a)(b)	630	11,012
Evolution Petroleum Corp.	368	3,378
EXCO Resources, Inc. (b)	2,631	8,788
Forest Oil Corp. (a)(b)	2,300	2,691
Frontline, Ltd. (a)(b)	1,011	1,274
FX Energy, Inc. (a)(b)	1,001	3,043
GasLog, Ltd.	718	15,803
Gastar Exploration, Inc. (a)	1,154	6,774
Golar LNG, Ltd.	891	59,162
Goodrich Petroleum Corp. (a)(b)	594	8,803
Green Plains, Inc. (b)	609	22,771
Gulfport Energy Corp. (a)	1,507	80,474
Halcon Resources Corp. (a)(b)	4,581	18,141
Hallador Energy Co. (b)	168	1,989
Harvest Natural Resources, Inc. (a)	800	2,936
HollyFrontier Corp.	3,497	152,749
Isramco, Inc. (a)	18	2,199
Jones Energy, Inc. (Class A) (a)(b)	180	3,380
Kodiak Oil & Gas Corp. (a)	4,836	65,625
Kosmos Energy, Ltd. (a)	1,942	19,342
Laredo Petroleum Holdings, Inc. (a)(b)	1,395	31,262
Magnum Hunter Resources Corp. (a)(b)	3,308	18,426
Matador Resources Co. (a)(b)	1,321	34,148
Memorial Resource Development Corp. (a)	900	24,399
Midstates Petroleum Co., Inc. (a)(b)	651	3,288
Miller Energy Resources, Inc. (a)(b)	571	2,512
Navios Maritime Acquisition Corp.	1,400	3,794
Nordic American Tanker Shipping, Ltd. (b)	1,659	13,189
Northern Oil and Gas, Inc. (a)(b)	1,222	17,377
Oasis Petroleum, Inc. (a)	1,749	73,126
Pacific Ethanol, Inc. (a)	400	5,584
Panhandle Oil & Gas, Inc. (Class A) (b)	147	8,776
Parsley Energy, Inc. (Class A) (a)(b)	900	19,197
PBF Energy, Inc.	1,227	29,448
PDC Energy, Inc. (a)	664	33,393
Peabody Energy Corp.	4,800	59,424
Penn Virginia Corp. (a)(b)	1,083	13,765
PetroQuest Energy, Inc. (a)	1,073	6,030
Quicksilver Resources, Inc. (a)(b)	2,369	1,428
Renewable Energy Group, Inc. (a)(b)	437	4,436
Resolute Energy Corp. (a)(b)	1,294	8,113
REX American Resources Corp. (a)	113	8,235
Rex Energy Corp. (a)	862	10,922
Rice Energy, Inc. (a)	900	23,940
Ring Energy, Inc. (a)	300	4,422
Rosetta Resources, Inc. (a)	1,070	47,679
RSP Permian, Inc. (a)(b)	450	11,502
Sanchez Energy Corp. (a)(b)	881	23,135
SandRidge Energy, Inc. (a)(b)	8,654	37,126
Scorpio Tankers, Inc. (b)	3,352	27,855
SemGroup Corp.(Class A)	787	65,533
Ship Finance International, Ltd. (b)	1,093	18,494
SM Energy Co.	1,218	95,004
Solazyme, Inc. (a)(b)	1,339	9,989
Stone Energy Corp. (a)	929	29,133
Swift Energy Co. (a)(b)	870	8,352
Synergy Resources Corp. (a)	955	11,641
Targa Resources Corp.	663	90,281
Teekay Corp.	795	52,756
Teekay Tankers, Ltd. (b)	1,227	4,577
TransAtlantic Petroleum, Ltd. (a)	400	3,596
Triangle Petroleum Corp. (a)(b)	1,217	13,399

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Ultra Petroleum Corp. (a)(b)	2,703	$62,872
VAALCO Energy, Inc. (a)	1,070	9,095
W&T Offshore, Inc.	641	7,051
Warren Resources, Inc. (a)	1,356	7,187
Western Refining, Inc.	974	40,898
Westmoreland Coal Co. (a)	211	7,894
Whiting Petroleum Corp. (a)	2,103	163,088
World Fuel Services Corp.	1,243	49,621
WPX Energy, Inc. (a)	3,490	83,969

		3,245,133

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	706	21,279
Clearwater Paper Corp. (a)	312	18,754
Deltic Timber Corp.	216	13,461
Domtar Corp.	1,142	40,119
KapStone Paper and Packaging Corp. (a)	1,494	41,787
Louisiana-Pacific Corp. (a)(b)	2,509	34,097
Neenah Paper, Inc.	283	15,135
P.H. Glatfelter Co.	782	17,165
Resolute Forest Products, Inc. (a)	1,173	18,346
Schweitzer-Mauduit International, Inc.	566	23,381
Wausau Paper Corp.	931	7,383

		250,907

PERSONAL PRODUCTS — 0.2%
Coty, Inc. (Class A) (b)	1,080	17,874
Elizabeth Arden, Inc. (a)(b)	507	8,487
Herbalife, Ltd. (b)	1,405	61,469
IGI Laboratories, Inc. (a)	600	5,592
Inter Parfums, Inc.	278	7,645
Medifast, Inc. (a)	293	9,619
Nature’s Sunshine Products, Inc.	216	3,203
Nu Skin Enterprises, Inc. (Class A) (b)	992	44,670
Nutraceutical International Corp. (a)	139	2,907
Revlon, Inc. (Class A) (a)	216	6,845
Synutra International, Inc. (a)(b)	368	1,667
The Female Health Co. (b)	437	1,525
USANA Health Sciences, Inc. (a)(b)	52	3,830

		175,333

PHARMACEUTICALS — 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	436	2,394
Aerie Pharmaceuticals, Inc. (a)(b)	180	3,724
Akorn, Inc. (a)(b)	1,068	38,736
Alimera Sciences, Inc. (a)	368	1,995
Ampio Pharmaceuticals, Inc. (a)(b)	494	1,744
ANI Pharmaceuticals, Inc. (a)	100	2,828
Aratana Therapeutics, Inc. (a)	390	3,916
Auxilium Pharmaceuticals, Inc. (a)(b)	931	27,790
AVANIR Pharmaceuticals, Inc. (Class A) (a)	2,809	33,483
Bio-Path Holdings, Inc. (a)	900	1,809
BioDelivery Sciences International, Inc. (a)(b)	576	9,844
Catalent, Inc. (a)	800	20,024
Cempra, Inc. (a)(b)	288	3,156
Corcept Therapeutics, Inc. (a)(b)	1,003	2,688
DepoMed, Inc. (a)	1,078	16,375
Endo International PLC (a)	2,706	184,928
Endocyte, Inc. (a)(b)	571	3,472
Horizon Pharma PLC (a)(b)	1,011	12,415
Impax Laboratories, Inc. (a)	1,289	30,562
Intra-Cellular Therapies, Inc. (a)(b)	300	4,113
Jazz Pharmaceuticals PLC (a)	1,038	166,661
Lannett Co., Inc. (a)	471	21,515
Nektar Therapeutics (a)(b)	2,231	26,928
Omeros Corp. (a)(b)	576	7,327
Pacira Pharmaceuticals, Inc. (a)(b)	587	56,892
Pain Therapeutics, Inc. (a)	500	1,955
Pernix Therapeutics Holdings (a)	334	2,565
Phibro Animal Health Corp. (Class A)	300	6,723
Pozen, Inc. (a)	499	3,663
Prestige Brands Holdings, Inc. (a)	923	29,878
Relypsa, Inc. (a)(b)	290	6,116
Repros Therapeutics, Inc. (a)(b)	440	4,356
Revance Therapeutics, Inc. (a)(b)	90	1,740
Sagent Pharmaceuticals, Inc. (a)	368	11,445
Salix Pharmaceuticals, Ltd. (a)	1,131	176,707
Sciclone Pharmaceuticals, Inc. (a)	998	6,876
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	293	1,905
Supernus Pharmaceuticals, Inc. (a)	288	2,503
Tetraphase Pharmaceuticals, Inc. (a)(b)	416	8,299
The Medicines Co. (a)(b)	1,170	26,114
TherapeuticsMD, Inc. (a)(b)	1,515	7,030
Theravance Biopharma, Inc. (a)	412	9,497
Theravance, Inc. (b)	1,446	24,712
VIVUS, Inc. (a)(b)	1,940	7,488
XenoPort, Inc. (a)(b)	870	4,681
Zogenix, Inc. (a)(b)	1,363	1,567
ZS Pharma, Inc. (a)	100	3,923

		1,035,062

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp.	931	14,412
Barrett Business Services, Inc.	144	5,687
CBIZ, Inc. (a)(b)	715	5,627
CDI Corp.	293	4,254
CRA International, Inc. (a)	221	5,620
Exponent, Inc.	255	18,074
Franklin Covey Co. (a)	134	2,625
FTI Consulting, Inc. (a)	707	24,717
GP Strategies Corp. (a)	288	8,271
Heidrick & Struggles International, Inc.	365	7,497
Huron Consulting Group, Inc. (a)	427	26,034
ICF International, Inc. (a)	355	10,931
IHS, Inc. (Class A) (a)	1,212	151,730
Insperity, Inc.	432	11,811
Kelly Services, Inc. (Class A)	499	7,819
Kforce, Inc.	499	9,765
Korn/Ferry International (a)	934	23,257
Manpowergroup, Inc.	1,410	98,841
Mistras Group, Inc. (a)	283	5,773
Navigant Consulting, Inc. (a)	926	12,881
On Assignment, Inc. (a)	859	23,064
Paylocity Holding Corp. (a)	200	3,930
Pendrell Corp. (a)	3,087	4,137
Resources Connection, Inc.	792	11,041
RPX Corp. (a)	953	13,085
The Advisory Board Co. (a)	638	29,724
The Corporate Executive Board Co.	548	32,918
Towers Watson & Co. (Class A)	1,102	109,649
TriNet Group, Inc. (a)	300	7,725

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TrueBlue, Inc. (a)	793	$20,031
Verisk Analytics, Inc. (Class A) (a)	2,978	181,330
VSE Corp.	72	3,530
WageWorks, Inc. (a)(b)	619	28,183

		923,973

REAL ESTATE INVESTMENT TRUSTS — 9.0%
Acadia Realty Trust	995	27,442
AG Mortgage Investment Trust, Inc.	584	10,395
Agree Realty Corp.	296	8,104
Alexander’s, Inc.	42	15,704
Alexandria Real Estate Equities, Inc.	1,244	91,745
Altisource Residential Corp. (b)	1,049	25,176
American Assets Trust, Inc.	648	21,365
American Campus Communities, Inc.	1,823	66,448
American Capital Agency Corp.	6,142	130,517
American Capital Mortgage Investment Corp.	975	18,350
American Homes 4 Rent (Class A)	2,490	42,056
American Realty Capital Healthcare Trust, Inc.	3,000	31,440
American Realty Capital Properties, Inc.	15,911	191,887
American Residential Properties, Inc. (a)(b)	593	10,876
AmREIT, Inc.	367	8,430
Annaly Capital Management, Inc.	16,554	176,797
Anworth Mortgage Asset Corp.	2,211	10,591
Apollo Commercial Real Estate Finance, Inc. (b)	723	11,358
Apollo Residential Mortgage, Inc.	656	10,122
Ares Commercial Real Estate Corp.	386	4,512
Armada Hoffler Properties, Inc.	358	3,251
ARMOUR Residential REIT, Inc. (b)	6,190	23,832
Ashford Hospitality Prime, Inc.	434	6,610
Ashford Hospitality Trust, Inc.	1,170	11,957
Associated Estates Realty Corp.	1,092	19,121
Aviv REIT, Inc. (b)	316	8,327
BioMed Realty Trust, Inc.	3,431	69,306
Brandywine Realty Trust	3,145	44,250
Brixmor Property Group, Inc.	810	18,031
Camden Property Trust	1,488	101,973
Campus Crest Communities, Inc. (b)	1,217	7,789
Capstead Mortgage Corp. (b)	1,788	21,885
CareTrust REIT, Inc. (a)	355	5,077
Catchmark Timber Trust, Inc. (Class A)	180	1,973
CBL & Associates Properties, Inc.	3,014	53,951
CBS Outdoor Americas, Inc.	2,100	62,874
Cedar Realty Trust, Inc.	1,361	8,030
Chambers Street Properties	4,286	32,274
Chatham Lodging Trust	545	12,579
Chesapeake Lodging Trust	936	27,284
Chimera Investment Corp.	18,775	57,076
Colony Financial, Inc.	1,885	42,186
Columbia Property Trust, Inc.	2,200	52,514
Coresite Realty Corp.	350	11,505
Corporate Office Properties Trust	1,564	40,226
Corrections Corp. of America	2,061	70,816
Cousins Properties, Inc.	3,884	46,414
CubeSmart	2,596	46,676
CyrusOne, Inc.	577	13,871
CYS Investments, Inc. (b)	3,025	24,926
DCT Industrial Trust, Inc.	5,881	44,166
DDR Corp.	5,396	90,275
DiamondRock Hospitality Co.	3,435	43,556
Digital Realty Trust, Inc. (b)	2,349	146,531
Douglas Emmett, Inc.	2,512	64,483
Duke Realty Corp.	5,862	100,709
DuPont Fabros Technology, Inc.	1,139	30,799
Dynex Capital, Inc. (b)	1,085	8,767
EastGroup Properties, Inc.	574	34,779
Education Realty Trust, Inc.	2,448	25,165
Empire State Realty Trust, Inc. (Class A) (b)	1,530	22,981
EPR Properties	895	45,359
Equity Commonwealth	2,328	59,853
Equity Lifestyle Properties, Inc.	1,513	64,091
Equity One, Inc.	1,150	24,875
Excel Trust, Inc.	939	11,052
Extra Space Storage, Inc.	2,075	107,008
Federal Realty Investment Trust	1,175	139,190
FelCor Lodging Trust, Inc.	2,367	22,155
First Industrial Realty Trust, Inc.	2,001	33,837
First Potomac Realty Trust	1,157	13,595
Franklin Street Properties Corp.	1,726	19,366
Gaming and Leisure Properties, Inc.	1,470	45,423
Getty Realty Corp. (b)	507	8,619
Gladstone Commercial Corp. (b)	297	5,046
Glimcher Realty Trust	2,510	33,985
Government Properties Income Trust	1,198	26,248
Gramercy Property Trust, Inc. (b)	2,055	11,837
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	288	3,980
Hatteras Financial Corp.	1,754	31,502
Healthcare Realty Trust, Inc.	1,711	40,516
Healthcare Trust of America, Inc.	4,169	48,360
Hersha Hospitality Trust	3,877	24,696
Highwoods Properties, Inc.	1,624	63,174
Home Properties, Inc.	978	56,959
Hospitality Properties Trust	2,602	69,864
Hudson Pacific Properties, Inc.	870	21,454
Inland Real Estate Corp.	1,659	16,441
Invesco Mortgage Capital, Inc.	2,113	33,216
Investors Real Estate Trust	1,942	14,953
iStar Financial, Inc. (a)	1,659	22,397
Kilroy Realty Corp.	1,417	84,226
Kite Realty Group Trust	631	15,295
LaSalle Hotel Properties	1,878	64,303
Lexington Realty Trust (b)	3,636	35,596
Liberty Property Trust	2,607	86,709
LTC Properties, Inc.	643	23,720
Mack-Cali Realty Corp.	1,618	30,920
Medical Properties Trust, Inc.	3,036	37,221
MFA Financial, Inc.	6,599	51,340
Mid-America Apartment Communities, Inc.	1,371	90,006
Monmouth Real Estate Investment Corp.(Class A)	785	7,944
National Health Investors, Inc.	612	34,970
National Retail Properties, Inc. (b)	2,219	76,711
New Residential Investment Corp.	4,803	28,001
New York Mortgage Trust, Inc. (b)	1,762	12,739
New York REIT, Inc. (b)	3,100	31,868
NorthStar Realty Finance Corp. (b)	3,530	62,375

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

OMEGA Healthcare Investors, Inc.	2,189	$74,842
One Liberty Properties, Inc.	211	4,269
Owens Realty Mortgage, Inc. (b)	200	2,850
Parkway Properties, Inc.	1,286	24,151
Pebblebrook Hotel Trust	1,142	42,642
Pennsylvania Real Estate Investment Trust	1,291	25,743
PennyMac Mortgage Investment Trust	1,245	26,680
Physicians Realty Trust	570	7,820
Piedmont Office Realty Trust, Inc. (Class A)	2,674	47,169
Post Properties, Inc.	996	51,135
Potlatch Corp.	705	28,348
PS Business Parks, Inc.	358	27,258
QTS Realty Trust, Inc. (Class A) (b)	270	8,195
RAIT Financial Trust (b)	1,373	10,201
Ramco-Gershenson Properties Trust	1,352	21,970
Rayonier, Inc.	2,251	70,096
Realty Income Corp. (b)	3,929	160,264
Redwood Trust, Inc. (b)	1,582	26,230
Regency Centers Corp.	1,592	85,697
Resource Capital Corp. (b)	2,446	11,912
Retail Opportunity Investments Corp. (b)	1,599	23,505
Retail Properties of America, Inc. (Class A)	4,137	60,524
Rexford Industrial Realty, Inc.	760	10,518
RLJ Lodging Trust	2,282	64,969
Rouse Properties, Inc.	632	10,219
Ryman Hospitality Properties (b)	735	34,765
Sabra Healthcare REIT, Inc.	820	19,942
Saul Centers, Inc.	144	6,731
Select Income REIT	648	15,584
Senior Housing Properties Trust	3,557	74,412
Silver Bay Realty Trust Corp.	688	11,152
SL Green Realty Corp.	1,634	165,557
Sovran Self Storage, Inc.	566	42,088
Spirit Realty Capital, Inc.	6,959	76,340
STAG Industrial, Inc.	787	16,299
Starwood Property Trust, Inc. (b)	3,893	85,490
Starwood Waypoint Residential Trust	709	18,441
Strategic Hotels & Resorts, Inc. (a)	4,340	50,561
Summit Hotel Properties, Inc.	1,392	15,006
Sun Communities, Inc.	728	36,764
Sunstone Hotel Investors, Inc.	3,607	49,849
Tanger Factory Outlet Centers, Inc.	1,561	51,076
Taubman Centers, Inc.	1,112	81,176
Terreno Realty Corp.	525	9,886
The Geo Group, Inc.	1,312	50,145
Trade Street Residential, Inc.	200	1,428
Two Harbors Investment Corp.	6,650	64,305
UDR, Inc.	4,384	119,464
UMH Properties, Inc. (b)	288	2,736
Universal Health Realty Income Trust	211	8,794
Urstadt Biddle Properties, Inc. (Class A)	509	10,333
Washington Prime Group, Inc.	2,700	47,196
Washington Real Estate Investment Trust (b)	1,209	30,684
Weingarten Realty Investors	2,217	69,835
Western Asset Mortgage Capital Corp. (b)	733	10,834
Whitestone REIT (b)	368	5,130
WP Carey, Inc. (b)	1,789	114,085

		6,688,400

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	882	31,726
Altisource Asset Management Corp. (a)	25	16,875
Altisource Portfolio Solutions SA (a)(b)	255	25,704
AV Homes, Inc. (a)	224	3,282
Consolidated-Tomoka Land Co.	62	3,042
Forest City Enterprises, Inc. (Class A) (a)	2,927	57,252
Forestar Group, Inc. (a)	643	11,394
Jones Lang LaSalle, Inc.	813	102,715
Kennedy-Wilson Holdings, Inc.	1,265	30,309
RE/MAX Holdings, Inc. (Class A)	180	5,351
Realogy Holdings Corp. (a)	2,599	96,683
Tejon Ranch Co. (a)	293	8,216
The Howard Hughes Corp. (a)	692	103,800
The St. Joe Co. (a)(b)	1,099	21,903

		518,252

ROAD & RAIL — 1.2%
AMERCO, Inc.	134	35,093
ArcBest Corp.	507	18,911
Avis Budget Group, Inc. (a)	1,822	100,010
Celadon Group, Inc.	353	6,866
Con-way, Inc.	978	46,455
Genesee & Wyoming, Inc. (Class A) (a)	905	86,256
Heartland Express, Inc. (b)	857	20,534
Hertz Global Holdings, Inc. (a)	7,856	199,464
J.B. Hunt Transport Services, Inc.	1,605	118,850
Knight Transportation, Inc.	1,157	31,690
Landstar System, Inc.	793	57,247
Marten Transport, Ltd.	427	7,605
Old Dominion Freight Line, Inc. (a)	1,130	79,823
Patriot Transportation Holding, Inc. (a)	149	5,054
Quality Distribution, Inc. (a)	438	5,598
Roadrunner Transportation Systems, Inc. (a)	465	10,597
Saia, Inc. (a)	422	20,914
Swift Transportation Co. (a)	1,482	31,092
Universal Truckload Services, Inc.	62	1,503
Werner Enterprises, Inc. (b)	859	21,647
YRC Worldwide, Inc. (a)	494	10,038

		915,247

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc. (a)	710	13,341
Advanced Micro Devices, Inc. (a)(b)	11,068	37,742
Alpha & Omega Semiconductor, Ltd. (a)	365	3,431
Ambarella, Inc. (a)(b)	460	20,088
Amkor Technology, Inc. (a)	1,217	10,235
Applied Micro Circuits Corp. (a)(b)	1,294	9,058
Atmel Corp. (a)	7,374	59,582
Audience, Inc. (a)(b)	224	1,658
Axcelis Technologies, Inc. (a)	2,086	4,151
Brooks Automation, Inc.	1,299	13,652
Cabot Microelectronics Corp. (a)	427	17,699
Cascade Microtech, Inc. (a)	200	2,026
Cavium, Inc. (a)	923	45,901
CEVA, Inc. (a)	432	5,806

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cirrus Logic, Inc. (a)	1,124	$23,435
Cohu, Inc.	512	6,129
Cree, Inc. (a)	2,164	88,616
Cypress Semiconductor Corp. (a)(b)	2,799	27,640
Diodes, Inc. (a)	728	17,414
DSP Group, Inc. (a)	355	3,149
Entegris, Inc. (a)	2,457	28,255
Entropic Communications, Inc. (a)	1,726	4,591
Exar Corp. (a)	715	6,399
Fairchild Semiconductor International, Inc. (a)	2,146	33,327
Formfactor, Inc. (a)	998	7,156
Freescale Semiconductor, Ltd. (a)(b)	1,858	36,287
GT Advanced Technologies, Inc. (a)(b)	2,480	26,858
Inphi Corp. (a)	504	7,248
Integrated Device Technology, Inc. (a)	2,513	40,082
Integrated Silicon Solution, Inc.	494	6,788
International Rectifier Corp. (a)	1,284	50,384
Intersil Corp. (Class A)	2,246	31,916
IXYS Corp.	422	4,431
Kopin Corp. (a)	1,299	4,417
Lattice Semiconductor Corp. (a)	2,228	16,710
M/A-COM Technology Solutions Holdings, Inc. (a)	221	4,827
Marvell Technology Group, Ltd.	7,270	98,000
Maxim Integrated Products, Inc.	4,928	149,023
MaxLinear, Inc. (Class A) (a)	427	2,938
Micrel, Inc.	854	10,274
Microsemi Corp. (a)	1,713	43,527
MKS Instruments, Inc.	1,003	33,480
Monolithic Power Systems, Inc.	723	31,848
Nanometrics, Inc. (a)(b)	427	6,448
NVE Corp. (a)	67	4,324
OmniVision Technologies, Inc. (a)	998	26,407
ON Semiconductor Corp. (a)	7,736	69,160
PDF Solutions, Inc. (a)	509	6,418
Peregrine Semiconductor Corp. (a)	502	6,210
Pericom Semiconductor Corp. (a)	425	4,140
Photronics, Inc. (a)	1,145	9,217
PMC-Sierra, Inc. (a)	3,074	22,932
Power Integrations, Inc.	562	30,297
QuickLogic Corp. (a)(b)	1,000	2,990
Rambus, Inc. (a)(b)	2,163	26,994
RF Micro Devices, Inc. (a)(b)	4,989	57,573
Rubicon Technology, Inc. (a)(b)	365	1,551
Rudolph Technologies, Inc. (a)	653	5,910
Semtech Corp. (a)	1,194	32,417
Silicon Image, Inc. (a)	1,515	7,636
Silicon Laboratories, Inc. (a)	785	31,902
Skyworks Solutions, Inc.	3,329	193,248
Spansion, Inc. (Class A) (a)	1,039	23,679
SunEdison, Inc. (a)	4,708	88,887
SunPower Corp. (a)(b)	792	26,833
Synaptics, Inc. (a)	616	45,091
Teradyne, Inc.	3,510	68,059
Tessera Technologies, Inc.	1,006	26,739
TriQuint Semiconductor, Inc. (a)	3,079	58,717
Ultra Clean Holdings, Inc. (a)	422	3,777
Ultratech, Inc. (a)	494	11,239
Veeco Instruments, Inc. (a)(b)	710	24,814
Vitesse Semiconductor Corp. (a)(b)	1,000	3,600
Xcerra Corp. (a)	941	9,212

		2,025,940

SOFTWARE — 4.4%
ACI Worldwide, Inc. (a)	2,121	39,790
Activision Blizzard, Inc.	8,665	180,145
Actuate Corp. (a)	941	3,670
Advent Software, Inc.	863	27,236
American Software, Inc. (Class A)	422	3,722
Ansys, Inc. (a)	1,640	124,099
Aspen Technology, Inc. (a)	1,608	60,654
AVG Technologies NV (a)	622	10,313
Barracuda Networks, Inc. (a)	90	2,309
Blackbaud, Inc.	859	33,750
Bottomline Technologies, Inc. (a)	718	19,810
BroadSoft, Inc. (a)	494	10,394
Cadence Design Systems, Inc. (a)	5,171	88,993
Callidus Software, Inc. (a)	718	8,630
CDK Global, Inc. (a)	2,800	85,652
CommVault Systems, Inc. (a)	854	43,042
Compuware Corp.	3,895	41,326
Comverse, Inc. (a)	432	9,647
Concur Technologies, Inc. (a)	863	109,446
Cyan, Inc. (a)(b)	139	434
Digimarc Corp. (b)	149	3,086
Ebix, Inc. (b)	569	8,068
Ellie Mae, Inc. (a)(b)	504	16,430
EnerNOC, Inc. (a)(b)	504	8,548
EPIQ Systems, Inc.	566	9,939
ePlus, Inc. (a)	72	4,036
FactSet Research Systems, Inc. (b)	714	86,772
Fair Isaac Corp.	538	29,644
FireEye, Inc. (a)(b)	1,460	44,618
FleetMatics Group PLC (a)(b)	681	20,770
Fortinet, Inc. (a)	2,480	62,657
Gigamon, Inc. (a)(b)	380	3,979
Glu Mobile, Inc. (a)(b)	1,073	5,547
Guidance Software, Inc. (a)(b)	278	1,871
Guidewire Software, Inc. (a)(b)	1,177	52,188
Imperva, Inc. (a)(b)	350	10,055
Infoblox, Inc. (a)	1,014	14,956
Informatica Corp. (a)	1,927	65,980
Interactive Intelligence Group (a)(b)	283	11,829
Jive Software, Inc. (a)	800	4,664
Kofax, Ltd. (a)	1,300	10,062
Manhattan Associates, Inc. (a)	1,322	44,181
Mavenir Systems, Inc. (a)(b)	90	1,130
Mentor Graphics Corp.	1,698	34,801
MicroStrategy, Inc. (a)	168	21,981
MobileIron, Inc. (a)	100	1,114
Model N, Inc. (a)	139	1,371
Monotype Imaging Holdings, Inc.	715	20,249
Netscout Systems, Inc. (a)	635	29,083
NetSuite, Inc. (a)(b)	770	68,946
Nuance Communications, Inc. (a)(b)	4,567	70,400
Pegasystems, Inc.	548	10,472
Progress Software Corp. (a)	905	21,639
Proofpoint, Inc. (a)(b)	635	23,584
PROS Holdings, Inc. (a)	432	10,886
PTC, Inc. (a)	2,082	76,826
QAD, Inc. (Class A)	152	2,830
QLIK Technologies, Inc. (a)	1,559	42,155

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Quality Systems, Inc.	797	$10,975
Qualys, Inc. (a)(b)	288	7,661
Rally Software Development Corp. (a)(b)	449	5,392
RealPage, Inc. (a)(b)	854	13,237
Rosetta Stone, Inc. (a)(b)	216	1,739
Rovi Corp. (a)	1,747	34,495
Sapiens International Corp. NV (a)(b)	368	2,723
SeaChange International, Inc. (a)	653	4,545
ServiceNow, Inc. (a)	2,555	150,183
Silver Spring Networks, Inc. (a)(b)	612	5,906
SolarWinds, Inc. (a)	1,213	51,007
Solera Holdings, Inc.	1,213	68,365
Splunk, Inc. (a)	2,114	117,031
SS&C Technologies Holdings, Inc. (a)	1,168	51,264
Synchronoss Technologies, Inc. (a)	581	26,598
Synopsys, Inc. (a)	2,735	108,566
Tableau Software, Inc. (Class A) (a)(b)	624	45,334
Take-Two Interactive Software, Inc. (a)(b)	1,397	32,229
Tangoe, Inc. (a)(b)	571	7,737
TeleCommunication Systems, Inc. (Class A) (a)	941	2,625
TeleNav, Inc. (a)	365	2,446
The Ultimate Software Group, Inc. (a)	512	72,453
TIBCO Software, Inc. (a)	2,827	66,802
TiVo, Inc. (a)	2,149	27,496
Tyler Technologies, Inc. (a)	566	50,034
Varonis Systems, Inc. (a)(b)	90	1,899
Vasco Data Security International (a)	581	10,911
Verint Systems, Inc. (a)	1,050	58,390
VirnetX Holding Corp. (a)(b)	785	4,710
VMware, Inc. (Class A) (a)(b)	1,569	147,235
Vringo, Inc. (a)(b)	1,296	1,225
Workday, Inc. (Class A) (a)(b)	1,663	137,197
Zendesk, Inc. (a)	200	4,318
Zynga, Inc. (Class A) (a)	12,886	34,792

		3,227,929

SPECIALTY RETAIL — 3.0%
Aaron’s, Inc.	1,141	27,749
Abercrombie & Fitch Co. (Class A)	1,240	45,062
Advance Auto Parts, Inc.	1,250	162,875
Aeropostale, Inc. (a)(b)	1,510	4,968
America’s Car-Mart, Inc. (a)	139	5,503
American Eagle Outfitters, Inc. (b)	3,516	51,052
ANN, Inc. (a)	852	35,043
Asbury Automotive Group, Inc. (a)	569	36,655
Ascena Retail Group, Inc. (a)	2,344	31,175
Barnes & Noble, Inc. (a)	795	15,693
bebe stores, inc.	641	1,487
Big 5 Sporting Goods Corp.	368	3,448
Brown Shoe Co., Inc.	782	21,216
Build-A-Bear Workshop, Inc. (a)	200	2,616
Cabela’s, Inc. (a)(b)	879	51,773
Chico’s FAS, Inc.	2,663	39,332
Christopher & Banks Corp. (a)	725	7,170
Citi Trends, Inc. (a)	281	6,210
Conn’s, Inc. (a)(b)	432	13,077
CST Brands, Inc.	1,321	47,490
Destination Maternity Corp.	296	4,570
Destination XL Group, Inc. (a)(b)	787	3,715
Dick’s Sporting Goods, Inc.	1,670	73,280
DSW, Inc. (Class A)	1,312	39,504
Express, Inc. (a)	1,459	22,775
Five Below, Inc. (a)(b)	963	38,144
Foot Locker, Inc.	2,619	145,747
Francesca’s Holdings Corp. (a)(b)	869	12,105
Genesco, Inc. (a)	422	31,544
GNC Holdings, Inc. (Class A)	1,608	62,294
Group 1 Automotive, Inc. (b)	437	31,774
Guess?, Inc.	1,066	23,420
Haverty Furniture Cos., Inc.	355	7,735
hhgregg, Inc. (a)(b)	206	1,300
Hibbett Sports, Inc. (a)(b)	404	17,223
Kirkland’s, Inc. (a)	293	4,720
Lithia Motors, Inc. (Class A)	432	32,698
Lumber Liquidators Holdings, Inc. (a)(b)	497	28,518
MarineMax, Inc. (a)	427	7,195
Mattress Firm Holding Corp. (a)(b)	266	15,976
Monro Muffler Brake, Inc.	569	27,614
Murphy USA, Inc. (a)	800	42,448
New York & Co., Inc. (a)	581	1,760
Office Depot, Inc. (a)	9,538	49,025
Outerwall, Inc. (a)	404	22,664
Pacific Sunwear of California, Inc. (a)(b)	857	1,543
Penske Automotive Group, Inc.	785	31,863
Pep Boys-Manny, Moe & Jack (a)	1,003	8,937
Pier 1 Imports, Inc.	1,593	18,941
Rent-A-Center, Inc.	980	29,743
Restoration Hardware Holdings, Inc. (a)(b)	565	44,946
Sally Beauty Holdings, Inc. (a)	2,783	76,171
Sears Hometown and Outlet Stores, Inc. (a)	139	2,154
Select Comfort Corp. (a)	1,081	22,615
Shoe Carnival, Inc.	288	5,129
Signet Jewelers, Ltd.	1,409	160,499
Sonic Automotive, Inc. (Class A)	710	17,402
Stage Stores, Inc.	653	11,173
Stein Mart, Inc.	494	5,706
Systemax, Inc. (a)	216	2,694
The Buckle, Inc. (b)	494	22,423
The Cato Corp. (Class A)	497	17,127
The Children’s Place, Inc. (b)	427	20,351
The Container Store Group, Inc. (a)	270	5,878
The Finish Line, Inc. (Class A)	931	23,303
The Men’s Wearhouse, Inc.	796	37,587
The Michaels Cos., Inc. (a)	400	6,992
Tile Shop Holdings, Inc. (a)(b)	360	3,330
Tilly’s, Inc. (Class A) (a)(b)	221	1,662
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,084	128,096
Vitamin Shoppe, Inc. (a)	574	25,480
West Marine, Inc. (a)	368	3,312
Williams-Sonoma, Inc.	1,626	108,243
Winmark Corp.	80	5,880
Zumiez, Inc. (a)(b)	437	12,280

		2,218,802

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a)(b)	1,973	91,488
Cray, Inc. (a)(b)	710	18,630

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Diebold, Inc. (b)	1,132	$39,982
Dot Hill Systems Corp. (a)	1,100	4,158
Eastman Kodak Co. (a)(b)	300	6,591
Electronics for Imaging, Inc. (a)	854	37,721
Immersion Corp. (a)(b)	494	4,239
Intevac, Inc. (a)	300	2,001
Lexmark International, Inc. (Class A) (b)	1,137	48,322
NCR Corp. (a)	2,994	100,030
Nimble Storage, Inc. (a)(b)	180	4,675
QLogic Corp. (a)	1,731	15,856
Quantum Corp. (a)(b)	4,103	4,759
Silicon Graphics International Corp. (a)(b)	648	5,981
Stratasys, Ltd. (a)(b)	856	103,388
Super Micro Computer, Inc. (a)	566	16,652
Violin Memory, Inc. (a)	1,401	6,823

		511,296

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	914	70,853
Columbia Sportswear Co.	498	17,819
Crocs, Inc. (a)	1,534	19,298
Culp, Inc.	139	2,523
Deckers Outdoor Corp. (a)(b)	643	62,487
G-III Apparel Group, Ltd. (a)(b)	322	26,681
Hanesbrands, Inc.	1,739	186,838
Iconix Brand Group, Inc. (a)(b)	793	29,293
Kate Spade & Co. (a)	2,192	57,496
Movado Group, Inc.	347	11,472
Oxford Industries, Inc.	296	18,053
Perry Ellis International, Inc. (a)	211	4,294
Quiksilver, Inc. (a)(b)	2,506	4,310
Sequential Brands Group, Inc. (a)(b)	300	3,750
Skechers U.S.A., Inc. (a)	713	38,010
Steven Madden, Ltd. (a)	1,005	32,391
Tumi Holdings, Inc. (a)(b)	939	19,109
Unifi, Inc. (a)	288	7,459
Vera Bradley, Inc. (a)	437	9,037
Vince Holding Corp. (a)	180	5,447
Wolverine World Wide, Inc. (b)	1,854	46,461

		673,081

THRIFTS & MORTGAGE FINANCE — 1.0%
Astoria Financial Corp.	1,734	21,484
Bank Mutual Corp.	854	5,474
BankFinancial Corp.	435	4,515
BBX Capital Corp. (Class A) (a)	144	2,510
Beneficial Mutual Bancorp, Inc. (a)	656	8,384
Berkshire Hills Bancorp, Inc.	509	11,956
BofI Holding, Inc. (a)(b)	211	15,342
Brookline Bancorp, Inc.	1,371	11,722
Capitol Federal Financial, Inc.	2,701	31,926
Charter Financial Corp.	430	4,601
Clifton Bancorp, Inc.	435	5,477
Dime Community Bancshares	656	9,446
ESB Financial Corp. (b)	206	2,406
Essent Group, Ltd. (a)	760	16,272
EverBank Financial Corp.	1,500	26,490
Federal Agricultural Mortgage Corp. (Class C)	221	7,103
First Defiance Financial Corp.	224	6,050
First Financial Northwest, Inc.	282	2,879
Flagstar Bancorp, Inc. (a)	355	5,975
Fox Chase Bancorp, Inc.	211	3,441
Franklin Financial Corp. (a)(b)	219	4,076
Home Loan Servicing Solutions, Ltd. (b)	1,263	26,763
HomeStreet, Inc. (b)	206	3,520
Kearny Financial Corp. (a)	293	3,906
Ladder Capital Corp. (Class A) (a)	270	5,103
Meridian Bancorp, Inc. (a)	339	3,580
Meta Financial Group, Inc.	62	2,186
MGIC Investment Corp. (a)(b)	5,899	46,071
Nationstar Mortgage Holdings, Inc. (a)(b)	411	14,073
New York Community Bancorp, Inc. (b)	7,727	122,627
NMI Holdings, Inc. (Class A) (a)(b)	900	7,785
Northfield Bancorp, Inc.	1,068	14,546
Northwest Bancshares, Inc.	1,798	21,756
OceanFirst Financial Corp.	293	4,662
Ocwen Financial Corp. (a)(b)	1,831	47,936
Oritani Financial Corp.	857	12,075
PennyMac Financial Services, Inc. (Class A) (a)	206	3,018
Provident Financial Services, Inc.	1,152	18,858
Radian Group, Inc. (b)	3,323	47,386
Stonegate Mortgage Corp. (a)(b)	180	2,338
Territorial Bancorp, Inc.	221	4,484
TFS Financial Corp.	1,339	19,174
Tree.com, Inc. (a)	149	5,348
TrustCo Bank Corp. NY	1,793	11,547
United Community Financial Corp.	800	3,744
United Financial Bancorp, Inc.	1,029	13,058
Walker & Dunlop, Inc. (a)	278	3,695
Washington Federal, Inc.	1,729	35,202
Waterstone Financial, Inc.	556	6,422
WSFS Financial Corp.	144	10,312

		728,704

TOBACCO — 0.1%
Alliance One International, Inc. (a)	1,644	3,239
Universal Corp. (b)	427	18,955
Vector Group, Ltd. (b)	1,266	28,086

		50,280

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp.	497	9,602
Air Lease Corp.	1,810	58,825
Aircastle, Ltd.	1,089	17,816
Applied Industrial Technologies, Inc.	687	31,362
Beacon Roofing Supply, Inc. (a)	934	23,798
CAI International, Inc. (a)	368	7,121
DXP Enterprises, Inc. (a)	183	13,483
GATX Corp.	792	46,229
H&E Equipment Services, Inc.	576	23,201
HD Supply Holdings, Inc. (a)	1,870	50,976
Houston Wire & Cable Co.	365	4,373
Kaman Corp.	499	19,611
MRC Global, Inc. (a)	1,818	42,396
MSC Industrial Direct Co., Inc. (Class A) (b)	801	68,453
NOW, Inc. (a)(b)	1,900	57,779
Rush Enterprises, Inc. (Class A) (a)	643	21,508
Stock Building Supply Holdings, Inc. (a)	180	2,828

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TAL International Group, Inc. (a)	646	$26,648
Textainer Group Holdings, Ltd.	380	11,826
Titan Machinery, Inc. (a)(b)	368	4,780
Veritiv Corp. (a)	100	5,006
Watsco, Inc.	414	35,679
WESCO International, Inc. (a)(b)	797	62,373

		645,673

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)	792	13,781

WATER UTILITIES — 0.4%
American States Water Co.	710	21,598
American Water Works Co., Inc.	3,168	152,793
Aqua America, Inc.	3,103	73,014
Artesian Resources Corp. (Class A)	144	2,900
California Water Service Group	941	21,116
Connecticut Water Service, Inc.	216	7,020
Middlesex Water Co.	283	5,547
SJW Corp.	283	7,604
York Water Co.	206	4,120

		295,712

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)	360	2,567
Leap Wireless International, Inc. (a)(d)	1,110	2,797
NTELOS Holdings Corp. (b)	288	3,064
RingCentral, Inc. (Class A) (a)(b)	480	6,101
SBA Communications Corp. (Class A) (a)	2,254	249,969
Shenandoah Telecommunications Co. (b)	422	10,470
Spok Holdings, Inc.	437	5,685
Sprint Corp. (a)(b)	12,716	80,619
T-Mobile US, Inc. (a)	4,695	135,545
Telephone & Data Systems, Inc.	1,534	36,755
US Cellular Corp. (a)	243	8,621

		542,193

TOTAL COMMON STOCKS —
(Cost $59,884,810)		73,973,685

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)	1,038	114

PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals (CRV) (expiring 07/02/16) (a)(d)	149	1,456

TOTAL RIGHTS —
(Cost $3,763)		1,570

WARRANTS — 0.0% (c)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Tejon Ranch Co. (expiring 08/31/16) (a) (Cost $285)	48	97

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,024,966	9,024,966
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	312,740	312,740

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,337,706)		9,337,706

TOTAL INVESTMENTS — 112.4% (h)
(Cost $69,226,564)		83,313,058
OTHER ASSETS & LIABILITIES — (12.4)%		(9,193,561)

NET ASSETS — 100.0%		$74,119,497

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CRV = Contingent Value Rights
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
Alliant Techsystems, Inc.	3,321	$423,892
BE Aerospace, Inc. (a)	23,782	1,996,261
Huntington Ingalls Industries, Inc.	5,608	584,410

		3,004,563

AIRLINES — 0.8%
Alaska Air Group, Inc.	30,433	1,325,053

AUTO COMPONENTS — 0.5%
Gentex Corp.	33,130	886,890

AUTOMOBILES — 0.2%
Thor Industries, Inc.	5,211	268,366

BANKS — 5.9%
Associated Banc-Corp.	34,940	608,655
BancorpSouth, Inc.	19,483	392,388
Bank of Hawaii Corp.	4,526	257,122
Cathay General Bancorp	16,457	408,627
City National Corp.	10,684	808,458
Commerce Bancshares, Inc.	7,872	351,445
Cullen/Frost Bankers, Inc.	5,405	413,537
East West Bancorp, Inc.	32,489	1,104,626
FirstMerit Corp.	18,232	320,883
PacWest Bancorp	21,986	906,483
Prosperity Bancshares, Inc.	7,563	432,377
Signature Bank (a)	11,329	1,269,528
SVB Financial Group (a)	11,472	1,285,897
Synovus Financial Corp.	31,616	747,402
Umpqua Holdings Corp.	42,428	698,789
Webster Financial Corp.	11,395	332,050

		10,338,267

BIOTECHNOLOGY — 1.4%
Cubist Pharmaceuticals, Inc. (a)	17,125	1,136,073
United Therapeutics Corp. (a)	10,639	1,368,707

		2,504,780

BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	16,871	797,661
Fortune Brands Home & Security, Inc.	35,833	1,473,095
Lennox International, Inc.	6,751	518,949

		2,789,705

CAPITAL MARKETS — 1.7%
Eaton Vance Corp.	16,713	630,582
Federated Investors, Inc. (Class B) (b)	10,340	303,582
SEI Investments Co.	29,613	1,070,806
Waddell & Reed Financial, Inc. (Class A)	18,887	976,269

		2,981,239

CHEMICALS — 2.3%
Albemarle Corp. (b)	8,490	500,061
Cytec Industries, Inc.	6,606	312,398
Minerals Technologies, Inc.	4,534	279,793
NewMarket Corp.	1,470	560,100
PolyOne Corp.	11,685	415,752
Rayonier Advanced Materials, Inc. (b)	4,818	158,560
RPM International, Inc.	16,386	750,151
The Scotts Miracle-Gro Co. (Class A)	4,763	261,965
Valspar Corp.	9,520	751,985

		3,990,765

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Civeo Corp.	10,323	119,850
Copart, Inc. (a)	25,734	805,860
Deluxe Corp.	11,078	611,062
Herman Miller, Inc.	8,275	247,009
HNI Corp.	10,004	360,044
MSA Safety, Inc.	3,752	185,349
R.R. Donnelley & Sons Co.	27,392	450,872
Rollins, Inc.	8,620	252,394
Waste Connections, Inc.	18,051	875,835

		3,908,275

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	5,855	120,203
Arris Group, Inc. (a)	20,073	569,170
Ciena Corp. (a)(b)	24,329	406,781
InterDigital, Inc. (b)	3,103	123,562
JDS Uniphase Corp. (a)	33,102	423,706
Plantronics, Inc.	5,562	265,752
Riverbed Technology, Inc. (a)	20,195	374,516

		2,283,690

CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	11,347	1,155,465

CONSUMER FINANCE — 0.5%
SLM Corp.	95,929	821,152

CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	7,637	463,566
Packaging Corp. of America	22,263	1,420,825
Rock-Tenn Co. (Class A)	13,644	649,181

		2,533,572

DISTRIBUTORS — 1.0%
LKQ Corp. (a)	67,756	1,801,632

DIVERSIFIED CONSUMER SERVICES — 1.0%
Graham Holdings Co. (Class B)	1,000	699,590
Service Corp. International	27,517	581,709
Sotheby’s (b)	14,002	500,152

		1,781,451

DIVERSIFIED FINANCIAL SERVICES — 1.3%
CBOE Holdings, Inc.	19,132	1,024,040
MSCI, Inc. (Class A) (a)	26,135	1,228,868

		2,252,908

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
tw telecom, Inc. (a)	16,969	706,080

ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	9,788	1,152,146
Hubbell, Inc. (Class B)	6,625	798,511

		1,950,657

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Belden, Inc.	9,713	621,826
Cognex Corp. (a)	19,700	793,319
FEI Co.	9,405	709,325
Knowles Corp. (a)(b)	8,163	216,320
Mettler-Toledo International, Inc. (a)	6,485	1,661,003
National Instruments Corp.	14,696	454,547
Trimble Navigation, Ltd. (a)	58,323	1,778,852

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (a)	6,660	$472,660

		6,707,852

ENERGY EQUIPMENT & SERVICES — 3.0%
CARBO Ceramics, Inc. (b)	4,439	262,922
Dresser-Rand Group, Inc. (a)	10,104	831,155
Dril-Quip, Inc. (a)	8,922	797,627
Oceaneering International, Inc.	24,260	1,581,024
Oil States International, Inc. (a)	12,282	760,256
Patterson-UTI Energy, Inc.	32,753	1,065,455

		5,298,439

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (a)(b)	46,967	419,885

FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	29,010	532,624
Hain Celestial Group, Inc. (a)	11,329	1,159,523
Lancaster Colony Corp.	2,003	170,816
Tootsie Roll Industries, Inc. (b)	2,257	63,173
WhiteWave Foods Co. (Class A) (a)	20,985	762,385

		2,688,521

GAS UTILITIES — 0.6%
National Fuel Gas Co. (b)	8,638	604,574
Questar Corp.	18,122	403,939

		1,008,513

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Align Technology, Inc. (a)	16,327	843,779
Hill-Rom Holdings, Inc.	6,936	287,358
Hologic, Inc. (a)	32,335	786,711
IDEXX Laboratories, Inc. (a)(b)	6,768	797,473
ResMed, Inc. (b)	20,072	988,947
Sirona Dental Systems, Inc. (a)	6,776	519,584
STERIS Corp.	7,856	423,910
Teleflex, Inc.	4,287	450,306
The Cooper Cos., Inc.	6,741	1,049,911
Thoratec Corp. (a)	6,913	184,785

		6,332,764

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Henry Schein, Inc. (a)	10,607	1,235,397
HMS Holdings Corp. (a)(b)	12,609	237,680
MEDNAX, Inc. (a)	15,007	822,684
Omnicare, Inc.	8,606	535,809
VCA, Inc. (a)	9,572	376,467

		3,208,037

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	20,951	281,058

HOTELS, RESTAURANTS & LEISURE — 2.7%
Bally Technologies, Inc. (a)	8,529	688,290
Brinker International, Inc.	14,418	732,290
Domino’s Pizza, Inc.	12,397	954,073
International Game Technology	35,751	603,120
Panera Bread Co. (Class A) (a)(b)	5,778	940,196
The Cheesecake Factory, Inc.	6,604	300,482
The Wendy’s Co.	62,685	517,778

		4,736,229

HOUSEHOLD DURABLES — 2.8%
Jarden Corp. (a)	26,947	1,619,784
NVR, Inc. (a)	466	526,589
Tempur Sealy International, Inc. (a)	13,830	776,831
Toll Brothers, Inc. (a)	36,662	1,142,388
Tupperware Brands Corp.	11,258	777,253

		4,842,845

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	16,605	1,165,007
Energizer Holdings, Inc.	6,194	763,163

		1,928,170

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	7,570	608,477

INSURANCE — 1.4%
Arthur J. Gallagher & Co.	20,573	933,191
Brown & Brown, Inc.	13,635	438,365
Old Republic International Corp.	55,094	786,743
RenaissanceRe Holdings, Ltd. (b)	2,522	252,175

		2,410,474

INTERNET SOFTWARE & SERVICES — 1.6%
Conversant, Inc. (a)(b)	13,602	465,868
Equinix, Inc. (a)	6,843	1,454,001
Rackspace Hosting, Inc. (a)	26,941	876,930

		2,796,799

IT SERVICES — 4.1%
Acxiom Corp. (a)	16,878	279,331
Broadridge Financial Solutions, Inc.	27,076	1,127,174
CoreLogic, Inc. (a)	20,455	553,717
DST Systems, Inc.	3,698	310,336
Gartner, Inc. (a)	20,016	1,470,575
Global Payments, Inc.	15,270	1,067,068
Jack Henry & Associates, Inc.	18,492	1,029,265
NeuStar, Inc. (Class A) (a)(b)	12,351	306,675
WEX, Inc. (a)	8,702	960,005

		7,104,146

LEISURE PRODUCTS — 1.7%
Brunswick Corp.	21,055	887,258
Polaris Industries, Inc.	13,678	2,048,827

		2,936,085

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Charles River Laboratories International, Inc. (a)	10,466	625,239
Covance, Inc. (a)	12,760	1,004,212
Techne Corp.	4,774	446,608

		2,076,059

MACHINERY — 6.7%
CLARCOR, Inc.	5,816	366,873
Crane Co.	5,705	360,613
Donaldson Co., Inc.	18,118	736,134
Graco, Inc.	13,499	985,157
Harsco Corp.	8,346	178,688
IDEX Corp.	17,960	1,299,765
ITT Corp.	7,925	356,150
Kennametal, Inc.	6,915	285,659
Lincoln Electric Holdings, Inc.	17,862	1,234,889
Nordson Corp.	13,291	1,011,046
Terex Corp.	25,009	794,536
Trinity Industries, Inc. (b)	35,028	1,636,508
Valmont Industries, Inc. (b)	2,919	393,861
Wabtec Corp.	21,749	1,762,539

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Woodward, Inc.	5,498	$261,815

		11,664,233

MARINE — 0.9%
Kirby Corp. (a)	12,853	1,514,726

MEDIA — 1.7%
AMC Networks, Inc. (Class A) (a)	13,438	785,048
Cinemark Holdings, Inc.	10,454	355,854
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	15,939	434,657
Lamar Advertising Co. (Class A)	11,284	555,737
Live Nation Entertainment, Inc. (a)	18,471	443,673
Meredith Corp.	5,116	218,965
Time, Inc. (a)	7,377	172,843

		2,966,777

METALS & MINING — 0.6%
Carpenter Technology Corp.	7,236	326,706
Compass Minerals International, Inc.	2,915	245,676
Worthington Industries, Inc.	11,533	429,258

		1,001,640

OIL, GAS & CONSUMABLE FUELS — 2.0%
Bill Barrett Corp. (a)(b)	1,100	24,244
Energen Corp.	9,824	709,686
Gulfport Energy Corp. (a)	19,335	1,032,489
Rosetta Resources, Inc. (a)	13,657	608,556
SM Energy Co.	15,268	1,190,904

		3,565,879

PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp. (a)(b)	14,980	203,578

PHARMACEUTICALS — 2.6%
Endo International PLC (a)	34,430	2,352,946
Salix Pharmaceuticals, Ltd. (a)	14,360	2,243,607

		4,596,553

PROFESSIONAL SERVICES — 1.3%
FTI Consulting, Inc. (a)	5,104	178,436
The Corporate Executive Board Co.	7,543	453,108
Towers Watson & Co. (Class A)	15,886	1,580,657

		2,212,201

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Duke Realty Corp.	29,527	507,274
Equity One, Inc.	7,096	153,486
Extra Space Storage, Inc.	24,696	1,273,573
Federal Realty Investment Trust	7,799	923,869
Highwoods Properties, Inc.	8,726	339,441
Kilroy Realty Corp.	8,704	517,366
LaSalle Hotel Properties	11,365	389,138
Liberty Property Trust	16,056	534,023
Mid-America Apartment Communities, Inc.	7,134	468,347
OMEGA Healthcare Investors, Inc.	28,829	985,663
Potlatch Corp.	4,670	187,781
Rayonier, Inc.	11,774	366,642
Regency Centers Corp.	9,177	493,998
Senior Housing Properties Trust	20,343	425,576
Taubman Centers, Inc.	7,296	532,608
UDR, Inc.	23,538	641,410
Washington Prime Group, Inc.	16,412	286,882
Weingarten Realty Investors	11,166	351,729

		9,378,806

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	10,318	371,138

ROAD & RAIL — 2.4%
Con-way, Inc.	5,590	265,525
Genesee & Wyoming, Inc. (Class A) (a)	11,498	1,095,874
J.B. Hunt Transport Services, Inc.	20,808	1,540,833
Landstar System, Inc.	4,043	291,864
Old Dominion Freight Line, Inc. (a)	15,278	1,079,238

		4,273,334

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc. (a)(b)	68,085	232,170
Atmel Corp. (a)	40,165	324,533
Cree, Inc. (a)(b)	27,090	1,109,335
Cypress Semiconductor Corp. (a)(b)	12,846	126,854
Integrated Device Technology, Inc. (a)	21,423	341,697
Semtech Corp. (a)	7,498	203,571
Skyworks Solutions, Inc.	27,439	1,592,834
SunEdison, Inc. (a)(b)	39,216	740,398

		4,671,392

SOFTWARE — 7.3%
ACI Worldwide, Inc. (a)	25,260	473,878
Advent Software, Inc.	9,809	309,572
Ansys, Inc. (a)	20,804	1,574,239
Cadence Design Systems, Inc. (a)	44,092	758,823
CDK Global, Inc. (a)	23,100	706,629
CommVault Systems, Inc. (a)	9,454	476,482
Compuware Corp.	19,868	210,799
Concur Technologies, Inc. (a)	10,774	1,366,359
FactSet Research Systems, Inc. (b)	5,824	707,791
Fair Isaac Corp.	7,313	402,946
Fortinet, Inc. (a)	11,800	298,127
Informatica Corp. (a)	24,969	854,938
Mentor Graphics Corp.	22,015	451,197
PTC, Inc. (a)	26,343	972,057
SolarWinds, Inc. (a)	14,563	612,374
Solera Holdings, Inc.	10,351	583,382
Synopsys, Inc. (a)	15,633	620,552
The Ultimate Software Group, Inc. (a)	6,400	905,664
TIBCO Software, Inc. (a)	18,679	441,385

		12,727,194

SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	9,742	1,269,383
Cabela’s, Inc. (a)(b)	4,978	293,204
Chico’s FAS, Inc.	14,786	218,389
Office Depot, Inc. (a)	46,284	237,900
Signet Jewelers, Ltd.	9,784	1,114,495
Williams-Sonoma, Inc.	12,340	821,474

		3,954,845

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
3D Systems Corp. (a)(b)	23,392	1,084,687
Diebold, Inc. (b)	5,610	198,145

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

NCR Corp. (a)	20,954	$700,073

		1,982,905

TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Carter’s, Inc.	11,987	929,232
Deckers Outdoor Corp. (a)(b)	7,728	751,007
Hanesbrands, Inc.	22,411	2,407,838
Kate Spade & Co. (a)	28,789	755,136

		4,843,213

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	22,490	457,896

TRADING COMPANIES & DISTRIBUTORS — 0.6%
MSC Industrial Direct Co., Inc. (Class A) (b)	5,739	490,455
NOW, Inc. (a)(b)	11,469	348,772
Watsco, Inc.	2,562	220,793

		1,060,020

WATER UTILITIES — 0.3%
Aqua America, Inc.	19,263	453,258

TOTAL COMMON STOCKS —
(Cost $163,589,668)		174,568,451

SHORT TERM INVESTMENTS — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,600,506	9,600,506
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	178,169	178,169

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,778,675)		9,778,675

TOTAL INVESTMENTS — 105.5% (f)
(Cost $173,368,343)		184,347,126
OTHER ASSETS & LIABILITIES — (5.5)%		(9,651,976)

NET ASSETS — 100.0%		$174,695,150

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
Alliant Techsystems, Inc.	2,383	$304,166
Esterline Technologies Corp. (a)	4,441	494,150
Exelis, Inc.	26,472	437,847
Huntington Ingalls Industries, Inc.	3,279	341,705
Triumph Group, Inc.	7,159	465,693
Vectrus, Inc. (a)	871	17,004

		2,060,565

AIRLINES — 0.3%
JetBlue Airways Corp. (a)(b)	34,013	361,218

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,150	162,225

BANKS — 3.6%
Bank of Hawaii Corp.	3,367	191,279
Commerce Bancshares, Inc.	6,100	272,335
Cullen/Frost Bankers, Inc.	4,313	329,988
First Horizon National Corp.	33,079	406,210
First Niagara Financial Group, Inc.	49,263	410,361
FirstMerit Corp.	11,464	201,767
Fulton Financial Corp.	26,553	294,207
Hancock Holding Co.	11,521	369,248
International Bancshares Corp.	7,892	194,656
Prosperity Bancshares, Inc.	3,655	208,956
TCF Financial Corp.	23,320	362,160
Trustmark Corp.	9,374	215,930
Valley National Bancorp (b)	26,390	255,719
Webster Financial Corp.	5,416	157,822

		3,870,638

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	2,053	157,814

CAPITAL MARKETS — 1.6%
Eaton Vance Corp.	6,426	242,453
Federated Investors, Inc. (Class B) (b)	6,778	199,002
Janus Capital Group, Inc. (b)	20,527	298,463
Raymond James Financial, Inc.	17,368	930,577

		1,670,495

CHEMICALS — 4.0%
Albemarle Corp. (b)	5,652	332,903
Ashland, Inc.	9,980	1,038,918
Cabot Corp.	8,956	454,696
Cytec Industries, Inc.	5,796	274,093
Minerals Technologies, Inc.	1,913	118,051
NewMarket Corp.	574	218,705
Olin Corp.	10,997	277,674
PolyOne Corp.	5,613	199,711
Rayonier Advanced Materials, Inc. (b)	2,881	94,814
RPM International, Inc.	8,603	393,845
Sensient Technologies Corp.	6,733	352,473
The Scotts Miracle-Gro Co. (Class A)	3,146	173,030
Valspar Corp.	4,774	377,098

		4,306,011

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Civeo Corp.	8,552	99,289
Clean Harbors, Inc. (a)	7,654	412,704
Herman Miller, Inc.	3,019	90,117
MSA Safety, Inc.	2,038	100,677
R.R. Donnelley & Sons Co.	10,579	174,130
Rollins, Inc.	3,461	101,338
Waste Connections, Inc.	6,112	296,554

		1,274,809

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	4,175	85,713
ARRIS Group, Inc. (a)	6,018	170,640
InterDigital, Inc. (b)	3,678	146,458
JDS Uniphase Corp. (a)	11,732	150,170
Plantronics, Inc.	2,440	116,583
Polycom, Inc. (a)	19,392	238,231
Riverbed Technology, Inc. (a)	9,562	177,327

		1,085,122

CONSTRUCTION & ENGINEERING — 1.5%
Aecom Technology Corp. (a)(b)	13,858	467,707
Granite Construction, Inc.	5,096	162,104
KBR, Inc.	20,167	379,745
URS Corp.	9,710	559,393

		1,568,949

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	4,280	259,796
Greif, Inc. (Class A)	4,727	207,090
Rock-Tenn Co. (Class A)	11,530	548,597
Silgan Holdings, Inc.	6,139	288,533
Sonoco Products Co.	14,152	556,032

		1,860,048

DIVERSIFIED CONSUMER SERVICES — 0.9%
Apollo Education Group, Inc. (a)	13,569	341,260
DeVry Education Group, Inc.	7,956	340,597
Service Corp. International	12,524	264,757

		946,614

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)	8,894	370,079

ELECTRIC UTILITIES — 3.4%
Cleco Corp.	8,383	403,641
Great Plains Energy, Inc.	21,752	525,746
Hawaiian Electric Industries, Inc. (b)	14,147	375,603
IDACORP, Inc. (b)	7,070	379,022
OGE Energy Corp.	27,771	1,030,582
PNM Resources, Inc.	11,102	276,551
Westar Energy, Inc. (b)	18,190	620,643

		3,611,788

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc. (Class B)	3,450	415,828
Regal-Beloit Corp.	6,355	408,309

		824,137

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	13,752	761,173
Avnet, Inc.	19,242	798,543
Ingram Micro, Inc. (Class A) (a)	21,887	564,903
Itron, Inc. (a)	5,561	218,603
Knowles Corp. (a)(b)	6,837	181,181
National Instruments Corp.	4,916	152,052
Tech Data Corp. (a)	5,416	318,786
Vishay Intertechnology, Inc. (b)	19,265	275,297

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (a)	2,863	$203,187

		3,473,725

ENERGY EQUIPMENT & SERVICES — 2.6%
Atwood Oceanics, Inc. (a)	8,246	360,268
Dresser-Rand Group, Inc. (a)	4,362	358,818
Helix Energy Solutions Group, Inc. (a)	13,648	301,075
Rowan Cos. PLC (Class A)	17,300	437,863
Superior Energy Services, Inc.	21,522	707,428
Tidewater, Inc.	6,866	267,980
Unit Corp. (a)	6,406	375,712

		2,809,144

FOOD & STAPLES RETAILING — 0.4%
United Natural Foods, Inc. (a)	6,864	421,861

FOOD PRODUCTS — 1.8%
Dean Foods Co. (b)	13,041	172,793
Flowers Foods, Inc.	7,484	137,406
Ingredion, Inc.	10,414	789,277
Lancaster Colony Corp.	1,438	122,633
Post Holdings, Inc. (a)(b)	6,160	204,389
Tootsie Roll Industries, Inc. (b)	1,481	41,453
WhiteWave Foods Co. (Class A) (a)	11,553	419,721

		1,887,672

GAS UTILITIES — 2.6%
Atmos Energy Corp.	13,969	666,321
National Fuel Gas Co. (b)	6,453	451,646
ONE Gas, Inc. (b)	7,235	247,799
Questar Corp.	12,897	287,474
UGI Corp.	24,063	820,308
WGL Holdings, Inc.	7,194	303,011

		2,776,559

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Hill-Rom Holdings, Inc.	3,597	149,024
Hologic, Inc. (a)	13,728	334,002
IDEXX Laboratories, Inc. (a)	2,768	326,154
ResMed, Inc. (b)	6,994	344,594
Sirona Dental Systems, Inc. (a)	3,464	265,620
STERIS Corp.	3,272	176,557
Teleflex, Inc.	3,035	318,796
The Cooper Cos., Inc.	2,579	401,679
Thoratec Corp. (a)	3,552	94,945

		2,411,371

HEALTH CARE PROVIDERS & SERVICES — 4.6%
Centene Corp. (a)	8,200	678,222
Community Health Systems, Inc. (a)	16,061	879,982
Health Net, Inc. (a)	11,141	513,712
Henry Schein, Inc. (a)	5,177	602,965
HMS Holdings Corp. (a)(b)	4,241	79,943
LifePoint Hospitals, Inc. (a)	6,303	436,105
MEDNAX, Inc. (a)	4,703	257,818
Omnicare, Inc.	8,275	515,201
Owens & Minor, Inc.	8,817	288,669
VCA, Inc. (a)	6,009	236,334
WellCare Health Plans, Inc. (a)	6,192	373,625

		4,862,576

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	10,233	137,276

HOTELS, RESTAURANTS & LEISURE — 0.6%
International Game Technology	12,318	207,805
International Speedway Corp. (Class A)	3,869	122,415
Life Time Fitness, Inc. (a)	4,985	251,443
The Cheesecake Factory, Inc.	2,310	105,105

		686,768

HOUSEHOLD DURABLES — 0.6%
KB Home (b)	12,523	187,094
M.D.C. Holdings, Inc. (b)	5,453	138,070
NVR, Inc. (a)	264	298,325

		623,489

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	8,340	585,134
Energizer Holdings, Inc.	4,774	588,205

		1,173,339

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,355	350,055

INSURANCE — 8.4%
Alleghany Corp. (a)	2,313	967,181
American Financial Group, Inc.	10,392	601,593
Arthur J. Gallagher & Co.	9,442	428,289
Aspen Insurance Holdings, Ltd.	9,104	389,378
Brown & Brown, Inc.	7,949	255,560
Everest Re Group, Ltd.	6,308	1,021,959
First American Financial Corp.	14,954	405,552
HCC Insurance Holdings, Inc.	13,943	673,307
Kemper Corp.	7,097	242,363
Mercury General Corp.	5,094	248,638
Primerica, Inc. (b)	7,615	367,195
Protective Life Corp.	11,029	765,523
Reinsurance Group of America, Inc.	9,580	767,645
RenaissanceRe Holdings, Ltd.	4,038	403,760
StanCorp Financial Group, Inc.	6,155	388,873
The Hanover Insurance Group, Inc.	6,197	380,620
W.R. Berkley Corp.	14,207	679,095

		8,986,531

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	4,446	272,851

INTERNET SOFTWARE & SERVICES — 1.1%
AOL, Inc. (a)	10,948	492,113
Equinix, Inc. (a)	3,182	676,111

		1,168,224

IT SERVICES — 1.4%
Convergys Corp. (b)	14,093	251,137
DST Systems, Inc.	1,879	157,686
Leidos Holdings, Inc.	8,597	295,135
Science Applications International Corp.	5,701	252,155
VeriFone Systems, Inc. (a)	15,784	542,654

		1,498,767

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,865	324,891
Techne Corp.	2,180	203,939

		528,830

MACHINERY — 3.8%
AGCO Corp.	11,835	538,019

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

CLARCOR, Inc.	3,379	$213,147
Crane Co.	3,373	213,207
Donaldson Co., Inc.	7,363	299,159
Harsco Corp.	5,884	125,977
ITT Corp.	7,831	351,925
Kennametal, Inc.	6,578	271,737
Oshkosh Corp.	11,873	524,193
SPX Corp.	5,941	558,038
Timken Co.	10,586	448,741
Valmont Industries, Inc. (b)	1,841	248,406
Woodward, Inc.	4,820	229,528

		4,022,077

MEDIA — 1.5%
Cinemark Holdings, Inc.	8,126	276,609
John Wiley & Sons, Inc. (Class A)	6,608	370,775
Lamar Advertising Co. (Class A)	4,224	208,032
Live Nation Entertainment, Inc. (a)	8,664	208,109
Meredith Corp.	1,941	83,075
The New York Times Co. (Class A) (b)	17,553	196,945
Time, Inc. (a)	10,828	253,700

		1,597,245

METALS & MINING — 3.8%
Carpenter Technology Corp.	2,776	125,336
Cliffs Natural Resources, Inc. (b)	21,370	221,821
Commercial Metals Co.	16,385	279,692
Compass Minerals International, Inc.	2,799	235,900
Reliance Steel & Aluminum Co.	10,940	748,296
Royal Gold, Inc.	9,025	586,083
Steel Dynamics, Inc.	33,745	762,974
TimkenSteel Corp.	5,293	246,072
United States Steel Corp. (b)	20,248	793,114

		3,999,288

MULTI-UTILITIES — 2.2%
Alliant Energy Corp.	15,510	859,409
Black Hills Corp.	6,292	301,261
MDU Resources Group, Inc.	27,094	753,484
Vectren Corp.	11,505	459,050

		2,373,204

MULTILINE RETAIL — 0.7%
Big Lots, Inc.	7,902	340,181
J.C. Penney Co., Inc. (a)(b)	42,414	425,837

		766,018

OIL, GAS & CONSUMABLE FUELS — 2.9%
Bill Barrett Corp. (a)(b)	800	17,632
Energen Corp.	4,186	302,397
HollyFrontier Corp.	27,658	1,208,101
Peabody Energy Corp. (b)	37,800	467,964
World Fuel Services Corp.	10,072	402,074
WPX Energy, Inc. (a)	28,510	685,951

		3,084,119

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	9,061	318,313
Louisiana-Pacific Corp. (a)(b)	10,131	137,680

		455,993

PROFESSIONAL SERVICES — 0.8%
FTI Consulting, Inc. (a)	2,544	88,938
Manpowergroup, Inc.	11,144	781,195

		870,133

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Alexandria Real Estate Equities, Inc.	9,966	734,993
American Campus Communities, Inc.	14,638	533,555
BioMed Realty Trust, Inc.	27,261	550,672
Camden Property Trust	11,933	817,769
Corporate Office Properties Trust	12,438	319,905
Corrections Corp. of America	16,221	557,354
Duke Realty Corp.	28,896	496,433
Equity One, Inc.	6,309	136,464
Federal Realty Investment Trust	4,680	554,393
Highwoods Properties, Inc.	7,196	279,924
Home Properties, Inc.	8,047	468,657
Hospitality Properties Trust	20,853	559,903
Kilroy Realty Corp.	6,137	364,783
LaSalle Hotel Properties	7,400	253,376
Liberty Property Trust	10,527	350,128
Mack-Cali Realty Corp.	11,604	221,752
Mid-America Apartment Communities, Inc.	6,025	395,541
National Retail Properties, Inc. (b)	17,412	601,933
Potlatch Corp.	2,718	109,291
Rayonier, Inc.	10,246	319,060
Realty Income Corp. (b)	30,964	1,263,022
Regency Centers Corp.	7,029	378,371
Senior Housing Properties Trust	15,703	328,507
SL Green Realty Corp.	13,340	1,351,609
Taubman Centers, Inc.	4,233	309,009
UDR, Inc.	20,300	553,175
Washington Prime Group, Inc.	11,690	204,341
Weingarten Realty Investors	8,612	271,278

		13,285,198

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc.	6,205	783,940

ROAD & RAIL — 0.6%
Con-way, Inc.	4,477	212,658
Landstar System, Inc.	3,722	268,691
Werner Enterprises, Inc.	6,265	157,878

		639,227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Micro Devices, Inc. (a)(b)	45,458	155,012
Atmel Corp. (a)	33,295	269,024
Cypress Semiconductor Corp. (a)(b)	12,181	120,287
Fairchild Semiconductor International, Inc. (a)	16,612	257,984
Integrated Device Technology, Inc. (a)	7,535	120,183
International Rectifier Corp. (a)	9,949	390,399
Intersil Corp. (Class A)	17,906	254,444
RF Micro Devices, Inc. (a)(b)	39,982	461,392
Semtech Corp. (a)	4,645	126,112
Silicon Laboratories, Inc. (a)	5,554	225,715
Skyworks Solutions, Inc.	9,532	553,333
SunEdison, Inc. (a)	10,554	199,259
Teradyne, Inc.	28,771	557,870

		3,691,014

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 2.2%
Cadence Design Systems, Inc. (a)	13,450	$231,475
CDK Global, Inc. (a)	8,000	244,720
Compuware Corp.	18,043	191,436
FactSet Research Systems, Inc. (b)	1,860	226,046
Fortinet, Inc. (a)	11,604	293,175
Rovi Corp. (a)	13,188	260,397
Solera Holdings, Inc.	3,059	172,405
Synopsys, Inc. (a)	12,244	486,026
TIBCO Software, Inc. (a)	9,559	225,879

		2,331,559

SPECIALTY RETAIL — 5.9%
Aaron’s, Inc.	8,940	217,421
Abercrombie & Fitch Co. (Class A)	9,905	359,948
Advance Auto Parts, Inc.	4,165	542,700
American Eagle Outfitters, Inc.	23,926	347,406
ANN, Inc. (a)	6,318	259,859
Ascena Retail Group, Inc. (a)	18,002	239,427
Cabela’s, Inc. (a)(b)	3,403	200,437
Chico’s FAS, Inc.	12,177	179,854
CST Brands, Inc.	10,540	378,913
Dick’s Sporting Goods, Inc.	13,864	608,352
Foot Locker, Inc.	20,050	1,115,782
Guess?, Inc.	8,795	193,226
Murphy USA, Inc. (a)	5,932	314,752
Office Depot, Inc. (a)	38,561	198,204
Rent-A-Center, Inc.	7,347	222,981
Signet Jewelers, Ltd.	5,122	583,447
Williams-Sonoma, Inc.	4,639	308,818

		6,271,527

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Diebold, Inc. (b)	5,544	195,814
Lexmark International, Inc. (Class A) (b)	8,652	367,710
NCR Corp. (a)	10,470	349,803

		913,327

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp.	11,751	145,595
New York Community Bancorp, Inc. (b)	61,763	980,179

		1,125,774

TOBACCO — 0.1%
Universal Corp. (b)	3,234	143,557

TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	6,188	361,193
MSC Industrial Direct Co., Inc. (Class A)	3,596	307,314
NOW, Inc. (a)(b)	7,792	236,955
Watsco, Inc.	2,216	190,975

		1,096,437

WATER UTILITIES — 0.3%
Aqua America, Inc.	12,572	295,819

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	13,771	329,953

TOTAL COMMON STOCKS —
(Cost $102,216,197)		106,274,959

SHORT TERM INVESTMENTS — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,667,979	8,667,979
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	128,846	128,846

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,796,825)		8,796,825

TOTAL INVESTMENTS — 108.2% (f)
(Cost $111,013,022)		115,071,784
OTHER ASSETS & LIABILITIES — (8.2)%		(8,686,692)

NET ASSETS — 100.0%		$106,385,092

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	18,369	$443,611
Aerovironment, Inc. (a)	9,974	299,918
American Science & Engineering, Inc.	3,884	215,096
Cubic Corp.	10,378	485,690
Curtiss-Wright Corp.	23,569	1,553,669
Engility Holdings, Inc. (a)	8,541	266,223
GenCorp, Inc. (a)(b)	28,819	460,240
Moog, Inc. (Class A) (a)	21,048	1,439,683
National Presto Industries, Inc. (b)	2,406	146,068
Orbital Sciences Corp. (a)	29,588	822,546
Taser International, Inc. (a)(b)	25,702	396,839
Teledyne Technologies, Inc. (a)	18,390	1,728,844

		8,258,427

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	12,483	412,189
Forward Air Corp.	15,044	674,423
HUB Group, Inc. (Class A) (a)	17,017	689,699
UTI Worldwide, Inc. (a)(b)	44,950	477,818

		2,254,129

AIRLINES — 0.3%
Allegiant Travel Co.	6,760	835,942
SkyWest, Inc.	24,876	193,535

		1,029,477

AUTO COMPONENTS — 0.5%
Dorman Products, Inc. (a)(b)	14,935	598,296
Drew Industries, Inc.	11,561	487,758
Standard Motor Products, Inc.	10,239	352,529
Superior Industries International, Inc.	11,275	197,651

		1,636,234

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	13,247	288,387

BANKS — 7.5%
Bank of the Ozarks, Inc.	31,605	996,190
Banner Corp.	9,565	367,966
BBCN Bancorp, Inc.	38,816	566,325
Boston Private Financial Holdings, Inc.	39,251	486,320
Cardinal Financial Corp.	15,918	271,720
City Holding Co.	7,545	317,871
Columbia Banking System, Inc.	25,735	638,485
Community Bank System, Inc. (b)	19,933	669,549
CVB Financial Corp.	46,743	670,762
F.N.B. Corp. (b)	85,035	1,019,570
First BanCorp- Puerto Rico (a)	49,162	233,520
First Commonwealth Financial Corp.	45,737	383,733
First Financial Bancorp	28,254	447,261
First Financial Bankshares, Inc. (b)	31,308	870,049
First Midwest Bancorp, Inc.	36,814	592,337
Glacier Bancorp, Inc. (b)	36,406	941,459
Hanmi Financial Corp.	15,763	317,782
Home Bancshares, Inc.	28,254	830,950
Independent Bank Corp.-Massachusetts	11,839	422,889
MB Financial, Inc.	31,156	862,398
National Penn Bancshares, Inc.	57,248	555,878
NBT Bancorp, Inc.	21,401	481,951
Old National Bancorp	51,086	662,585
Pinnacle Financial Partners, Inc.	16,210	585,181
PrivateBancorp, Inc.	34,342	1,027,169
S&T Bancorp, Inc.	14,716	345,237
Simmons First National Corp.	7,953	306,350
Sterling Bancorp	40,944	523,674
Susquehanna Bancshares, Inc.	91,778	917,780
Texas Capital Bancshares, Inc. (a)	21,137	1,219,182
Tompkins Financial Corp.	5,777	254,650
UMB Financial Corp. (b)	18,483	1,008,248
United Bankshares, Inc. (b)	31,057	960,593
United Community Banks, Inc.	22,032	362,647
ViewPoint Financial Group	17,840	427,090
Westamerica Bancorporation	12,800	595,456
Wilshire Bancorp, Inc.	33,865	312,574
Wintrust Financial Corp.	22,819	1,019,325

		23,472,706

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)	4,307	955,120

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	20,423	691,932
Emergent Biosolutions, Inc. (a)(b)	14,462	308,185
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	9,211	432,825
Momenta Pharmaceuticals, Inc. (a)	22,715	257,588
Repligen Corp. (a)(b)	15,065	299,944
Spectrum Pharmaceuticals, Inc. (a)(b)	27,464	223,557

		2,214,031

BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	20,389	346,817
American Woodmark Corp. (a)	5,890	217,105
Apogee Enterprises, Inc.	14,264	567,707
Gibraltar Industries, Inc. (a)	14,122	193,330
Griffon Corp.	21,398	243,723
PGT, Inc. (a)	23,148	215,739
Quanex Building Products Corp.	18,608	336,619
Simpson Manufacturing Co., Inc.	20,303	591,833
Universal Forest Products, Inc.	9,783	417,832

		3,130,705

CAPITAL MARKETS — 1.9%
Calamos Asset Management, Inc. (Class A)	8,323	93,800
Evercore Partners, Inc. (Class A)	17,767	835,049
Financial Engines, Inc. (b)	25,360	867,692
FXCM, Inc. (Class A) (b)	18,972	300,706
Greenhill & Co., Inc. (b)	13,021	605,346
HFF, Inc. (Class A)	16,071	465,255
Investment Technology Group, Inc. (a)	17,239	271,687
Piper Jaffray Co., Inc. (a)	8,002	418,025
Stifel Financial Corp. (a)	32,158	1,507,889
SWS Group, Inc. (a)	11,273	77,671
Virtus Investment Partners, Inc.	3,483	604,997

		6,048,117

CHEMICALS — 2.4%
A. Schulman, Inc.	14,292	516,799
American Vanguard Corp. (b)	12,123	135,778
Balchem Corp.	15,038	850,700
Calgon Carbon Corp. (a)	26,041	504,675
Flotek Industries, Inc. (a)(b)	24,577	640,722
FutureFuel Corp.	10,798	128,388

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

H.B. Fuller Co.	24,553	$974,754
Hawkins, Inc.	4,659	167,538
Innophos Holdings, Inc.	10,739	591,612
Intrepid Potash, Inc. (a)(b)	27,550	425,648
Koppers Holdings, Inc.	10,202	338,298
Kraton Performance Polymers, Inc. (a)	16,283	290,000
LSB Industries, Inc. (a)	9,471	338,209
OM Group, Inc.	15,556	403,678
Quaker Chemical Corp.	6,532	468,279
Stepan Co.	9,329	414,021
Tredegar Corp.	12,584	231,671
Zep, Inc.	11,248	157,697

		7,578,467

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	25,404	652,629
Brady Corp. (Class A)	22,843	512,597
G & K Services, Inc. (Class A)	9,835	544,662
Healthcare Services Group, Inc. (b)	34,431	985,071
Interface, Inc.	32,558	525,486
Matthews International Corp. (Class A)	14,510	636,844
Mobile Mini, Inc. (b)	22,804	797,456
Tetra Tech, Inc.	31,452	785,671
The Brink’s Co.	23,972	576,287
UniFirst Corp.	7,576	731,766
United Stationers, Inc. (b)	19,041	715,370
Viad Corp.	9,770	201,750

		7,665,589

COMMUNICATIONS EQUIPMENT — 1.1%
Bel Fuse, Inc. (Class B)	4,757	117,688
Black Box Corp.	7,712	179,844
CalAmp Corp. (a)(b)	16,563	291,840
Comtech Telecommunications Corp.	7,874	292,519
Digi International, Inc. (a)	12,232	91,740
Harmonic, Inc. (a)	44,918	284,780
Ixia (a)	28,057	256,441
Netgear, Inc. (a)	17,626	550,813
Oplink Communications, Inc.	7,797	131,146
Procera Networks, Inc. (a)(b)	10,028	96,068
ViaSat, Inc. (a)(b)	21,051	1,160,331

		3,453,210

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	18,290	406,953
Comfort Systems USA, Inc.	18,777	254,428
Dycom Industries, Inc. (a)	16,666	511,813
EMCOR Group, Inc.	32,771	1,309,529
Orion Marine Group, Inc. (a)	13,199	131,726

		2,614,449

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. (a)	36,413	456,619

CONSUMER FINANCE — 1.3%
Cash America International, Inc.	13,907	609,127
Encore Capital Group, Inc. (a)(b)	11,754	520,820
Ezcorp, Inc. (Class A) (a)(b)	23,830	236,155
First Cash Financial Services, Inc. (a)	13,943	780,529
Green Dot Corp. (Class A) (a)(b)	15,073	318,643
Portfolio Recovery Associates, Inc. (a)(b)	24,462	1,277,650
World Acceptance Corp. (a)(b)	4,499	303,683

		4,046,607

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	12,261	216,284

DISTRIBUTORS — 0.4%
Pool Corp.	21,598	1,164,564
VOXX International Corp. (a)	9,342	86,881

		1,251,445

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)(b)	8,665	233,868
Capella Education Co.	5,428	339,793
Career Education Corp. (a)	28,385	144,196
Regis Corp. (b)	21,732	346,843
Strayer Education, Inc. (a)	5,295	317,064
Universal Technical Institute, Inc.	10,706	100,101

		1,481,865

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Interactive Brokers Group, Inc. (Class A)	27,972	697,901
MarketAxess Holdings, Inc.	18,337	1,134,327

		1,832,228

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc. (a)(b)	40,630	271,408
Atlantic Tele-Network, Inc.	4,927	265,565
Cincinnati Bell, Inc. (a)	103,827	349,897
Consolidated Communications Holdings, Inc.	18,468	462,623
General Communication, Inc. (Class A) (a)	15,538	169,520
Lumos Networks Corp.	8,787	142,789

		1,661,802

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	18,996	843,232
El Paso Electric Co.	19,716	720,620
UIL Holdings Corp.	27,674	979,660

		2,543,512

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	12,585	525,675
Encore Wire Corp.	9,091	337,185
EnerSys (b)	22,764	1,334,881
Franklin Electric Co., Inc.	19,290	670,134
General Cable Corp.	24,133	363,926
Powell Industries, Inc.	4,624	188,937
Vicor Corp. (a)	8,617	81,000

		3,501,738

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Agilysys, Inc. (a)	7,151	83,881
Anixter International, Inc.	13,214	1,121,076
Badger Meter, Inc. (b)	7,122	359,305
Benchmark Electronics, Inc. (a)	26,328	584,745
Checkpoint Systems, Inc. (a)	20,431	249,871
Coherent, Inc. (a)	12,173	747,057
CTS Corp.	16,534	262,725
Daktronics, Inc.	19,131	235,120
DTS, Inc. (a)	8,179	206,520

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Electro Scientific Industries, Inc.	12,394	$84,155
Fabrinet (a)	14,281	208,503
FARO Technologies, Inc. (a)	8,532	432,999
II-VI, Inc. (a)	25,592	301,218
Insight Enterprises, Inc. (a)	20,007	452,758
Littelfuse, Inc.	11,007	937,576
Measurement Specialties, Inc. (a)	7,888	675,292
Mercury Computer Systems, Inc. (a)	15,508	170,743
Methode Electronics, Inc. (Class A)	18,713	689,948
MTS Systems Corp.	7,454	508,810
Newport Corp. (a)	19,840	351,565
OSI Systems, Inc. (a)	9,095	577,350
Park Electrochemical Corp.	10,234	241,011
Plexus Corp. (a)	16,488	608,902
Rofin-Sinar Technologies, Inc. (a)	13,894	320,396
Rogers Corp. (a)	8,997	492,676
Sanmina Corp. (a)	40,387	842,473
Scansource, Inc. (a)	14,117	488,307
SYNNEX Corp. (a)	13,554	875,995
TTM Technologies, Inc. (a)(b)	26,693	181,779

		13,292,756

ENERGY EQUIPMENT & SERVICES — 2.7%
Basic Energy Services, Inc. (a)	17,107	371,051
Bristow Group, Inc.	17,360	1,166,592
C&J Energy Services, Inc. (a)	22,459	686,122
Era Group, Inc. (a)	9,461	205,777
Exterran Holdings, Inc.	32,838	1,455,052
Geospace Technologies Corp. (a)(b)	6,493	228,229
Gulf Island Fabrication, Inc.	6,219	106,967
Gulfmark Offshore, Inc. (Class A)	13,154	412,378
Hornbeck Offshore Services, Inc. (a)(b)	15,847	518,672
ION Geophysical Corp. (a)(b)	62,349	173,954
Matrix Service Co. (a)	13,075	315,369
Newpark Resources, Inc. (a)(b)	40,929	509,157
Paragon Offshore PLC (a)(b)	42,088	258,841
Pioneer Energy Services Corp. (a)	31,151	436,737
SEACOR Holdings, Inc. (a)(b)	9,183	686,888
Tesco Corp.	17,822	353,767
Tetra Technologies, Inc. (a)	38,759	419,372

		8,304,925

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc. (b)	18,573	1,331,684
SpartanNash Co.	18,688	363,482
The Andersons, Inc.	12,889	810,460

		2,505,626

FOOD PRODUCTS — 2.5%
Annie’s, Inc. (a)	8,275	379,823
B&G Foods, Inc.	26,242	722,967
Cal-Maine Foods, Inc.	7,342	655,861
Calavo Growers, Inc.	6,898	311,376
Darling Ingredients, Inc. (a)	80,554	1,475,749
Diamond Foods, Inc. (a)(b)	12,878	368,440
J&J Snack Foods Corp.	7,174	671,199
Sanderson Farms, Inc. (b)	9,992	878,796
Seneca Foods Corp. (Class A) (a)	3,492	99,871
Snyders-Lance, Inc.	25,473	675,035
TreeHouse Foods, Inc. (a)	20,359	1,638,899

		7,878,016

GAS UTILITIES — 1.9%
New Jersey Resources Corp. (b)	20,586	1,039,799
Northwest Natural Gas Co. (b)	13,263	560,362
Piedmont Natural Gas Co., Inc.	38,327	1,285,104
South Jersey Industries, Inc.	16,246	866,886
Southwest Gas Corp.	22,751	1,105,244
The Laclede Group, Inc.	20,668	958,995

		5,816,390

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abaxis, Inc. (b)	10,433	529,057
ABIOMED, Inc. (a)(b)	17,462	433,581
Analogic Corp.	6,094	389,772
Anika Therapeutics, Inc. (a)	7,135	261,569
Cantel Medical Corp.	17,257	593,296
CONMED Corp.	13,474	496,382
CryoLife, Inc.	12,439	122,773
Cyberonics, Inc. (a)(b)	13,018	666,001
Cynosure, Inc. (Class A) (a)	9,628	202,188
Greatbatch, Inc. (a)	12,315	524,742
Haemonetics Corp. (a)	25,217	880,578
HealthStream, Inc. (a)	10,488	251,817
ICU Medical, Inc. (a)	6,581	422,369
Integra LifeSciences Holdings Corp. (a)	12,288	609,976
Invacare Corp.	14,199	167,690
Masimo Corp. (a)(b)	24,360	518,381
Meridian Bioscience, Inc. (b)	20,663	365,529
Merit Medical Systems, Inc. (a)	20,027	237,921
Natus Medical, Inc. (a)	15,829	467,114
Neogen Corp. (a)	17,938	708,551
NuVasive, Inc. (a)	22,961	800,650
SurModics, Inc. (a)	6,575	119,402
Symmetry Medical, Inc. (a)	18,685	188,532
West Pharmaceutical Services, Inc.	34,590	1,548,248

		11,506,119

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Air Methods Corp. (a)(b)	17,437	968,625
Almost Family, Inc. (a)	4,059	110,283
Amedisys, Inc. (a)(b)	16,074	324,213
AMN Healthcare Services, Inc. (a)	23,123	363,031
AmSurg Corp. (a)	20,056	1,003,803
Bio-Reference Laboratories, Inc. (a)	12,108	339,751
Chemed Corp.	8,433	867,756
Corvel Corp. (a)	4,392	149,548
Cross Country Healthcare, Inc. (a)	13,109	121,783
Gentiva Health Services, Inc. (a)	14,313	240,172
Hanger, Inc. (a)	17,529	359,695
Healthways, Inc. (a)(b)	17,296	277,082
IPC The Hospitalist Co. (a)	8,524	381,790
Kindred Healthcare, Inc.	31,603	613,098
Landauer, Inc. (b)	4,638	153,100
LHC Group, Inc. (a)	6,037	140,058
Magellan Health, Inc. (a)	14,067	769,887
Molina Healthcare, Inc. (a)	14,808	626,378
MWI Veterinary Supply, Inc. (a)	6,283	932,397
PharMerica Corp. (a)	14,673	358,461
The Ensign Group, Inc.	9,779	340,309
The Providence Service Corp. (a)	5,696	275,573

		9,716,793

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 0.8%
Computer Programs and Systems, Inc. (b)	5,198	$298,833
MedAssets, Inc. (a)	29,374	608,629
Medidata Solutions, Inc. (a)	26,400	1,169,256
Omnicell, Inc. (a)	17,551	479,669

		2,556,387

HOTELS, RESTAURANTS & LEISURE — 3.8%
Biglari Holdings, Inc. (a)	838	284,719
BJ’s Restaurants, Inc. (a)(b)	11,469	412,769
Bob Evans Farms, Inc.	11,516	545,167
Boyd Gaming Corp. (a)(b)	37,690	382,930
Buffalo Wild Wings, Inc. (a)(b)	9,214	1,237,164
Cracker Barrel Old Country Store, Inc. (b)	11,603	1,197,314
DineEquity, Inc.	8,485	692,291
Interval Leisure Group, Inc.	19,475	370,999
Jack in the Box, Inc.	19,094	1,302,020
Marcus Corp.	8,776	138,661
Marriott Vacations Worldwide Corp. (a)	14,268	904,734
Monarch Casino & Resort, Inc. (a)	4,696	55,929
Multimedia Games Holding Co., Inc. (a)	14,682	528,699
Papa John’s International, Inc.	14,848	593,771
Pinnacle Entertainment, Inc. (a)(b)	29,272	734,434
Red Robin Gourmet Burgers, Inc. (a)	7,060	401,714
Ruby Tuesday, Inc. (a)	27,811	163,807
Ruth’s Hospitality Group, Inc.	17,580	194,083
Scientific Games Corp. (Class A) (a)	23,719	255,454
Sonic Corp. (a)	25,071	560,588
Texas Roadhouse, Inc.	30,590	851,626

		11,808,873

HOUSEHOLD DURABLES — 1.4%
Ethan Allen Interiors, Inc. (b)	12,916	294,485
Helen of Troy, Ltd. (a)	13,052	685,491
iRobot Corp. (a)(b)	14,370	437,567
La-Z-Boy, Inc.	25,966	513,867
M/I Homes, Inc. (a)	12,209	241,982
Meritage Homes Corp. (a)	18,112	642,976
Standard Pacific Corp. (a)(b)	73,694	551,968
The Ryland Group, Inc. (b)	22,989	764,154
Universal Electronics, Inc. (a)	7,733	381,778

		4,514,268

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	21,057	169,298
WD-40 Co.	6,841	464,915

		634,213

INSURANCE — 2.0%
AMERISAFE, Inc.	9,124	356,840
eHealth, Inc. (a)	8,648	208,676
Employers Holdings, Inc.	15,473	297,855
HCI Group, Inc. (b)	4,551	163,791
Horace Mann Educators Corp.	20,198	575,845
Infinity Property & Casualty Corp.	5,715	365,817
Meadowbrook Insurance Group, Inc. (b)	23,332	136,492
ProAssurance Corp.	28,557	1,258,507
RLI Corp. (b)	18,094	783,289
Safety Insurance Group, Inc.	6,216	335,105
Selective Insurance Group, Inc.	27,537	609,669
Stewart Information Services Corp.	10,071	295,584
The Navigators Group, Inc. (a)	5,280	324,720
United Fire Group, Inc.	10,342	287,197
Universal Insurance Holdings, Inc.	14,308	185,003

		6,184,390

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)	5,917	168,931
FTD Cos., Inc. (a)	9,401	320,668
NutriSystem, Inc.	14,282	219,514
PetMed Express, Inc. (b)	9,823	133,593

		842,706

INTERNET SOFTWARE & SERVICES — 1.8%
Blucora, Inc. (a)	20,114	306,537
comScore, Inc. (a)	16,691	607,719
Dealertrack Technologies, Inc. (a)(b)	21,696	941,823
Dice Holdings, Inc. (a)	17,838	149,482
Digital River, Inc. (a)	15,686	227,761
j2 Global, Inc. (b)	22,084	1,090,066
Liquidity Services, Inc. (a)(b)	11,940	164,175
LivePerson, Inc. (a)	23,969	301,770
LogMeIn, Inc. (a)	12,065	555,835
Monster Worldwide, Inc. (a)	43,504	239,272
NIC, Inc.	29,740	512,123
Perficient, Inc. (a)	16,910	253,481
QuinStreet, Inc. (a)	13,277	55,100
Stamps.com, Inc. (a)	7,301	231,880
XO Group, Inc. (a)	12,367	138,634

		5,775,658

IT SERVICES — 2.2%
CACI International, Inc. (Class A) (a)(b)	11,519	820,959
Cardtronics, Inc. (a)	21,752	765,670
CIBER, Inc. (a)	33,226	113,965
CSG Systems International, Inc.	16,904	444,237
ExlService Holdings, Inc. (a)	15,245	372,131
Forrester Research, Inc.	5,355	197,385
Heartland Payment Systems, Inc.	17,708	845,026
iGate Corp. (a)	17,847	655,342
ManTech International Corp. (Class A)	11,615	313,024
MAXIMUS, Inc.	32,749	1,314,217
Sykes Enterprises, Inc. (a)	19,093	381,478
TeleTech Holdings, Inc. (a)	8,665	212,986
Virtusa Corp. (a)	12,801	455,204

		6,891,624

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc.	6,320	220,062
Callaway Golf Co. (b)	38,561	279,182
Sturm Ruger & Co, Inc. (b)	9,464	460,802

		960,046

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Affymetrix, Inc. (a)(b)	36,168	288,621
Albany Molecular Research, Inc. (a)(b)	11,558	255,085
Cambrex Corp. (a)	15,231	284,515
Luminex Corp. (a)(b)	18,809	366,776

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

PAREXEL International Corp. (a)(b)	26,805	$1,691,127

		2,886,124

MACHINERY — 3.7%
Actuant Corp. (Class A)	33,672	1,027,669
Albany International Corp. (Class A)	14,046	478,126
Astec Industries, Inc.	9,216	336,108
Barnes Group, Inc.	23,941	726,609
Briggs & Stratton Corp. (b)	22,456	404,657
CIRCOR International, Inc.	8,639	581,664
EnPro Industries, Inc. (a)	11,744	710,864
ESCO Technologies, Inc.	13,032	453,253
Federal Signal Corp.	30,629	405,528
Hillenbrand, Inc.	30,694	948,138
John Bean Technologies Corp.	13,572	381,780
Lindsay Corp. (b)	6,249	467,113
Lydall, Inc. (a)	8,375	226,209
Mueller Industries, Inc.	27,683	790,073
Standex International Corp.	6,234	462,189
Tennant Co.	8,991	603,206
The Toro Co.	27,201	1,611,115
Titan International, Inc. (b)	26,588	314,270
Watts Water Technologies, Inc. (Class A)	13,926	811,190

		11,739,761

MARINE — 0.2%
Matson, Inc.	21,032	526,431

MEDIA — 0.3%
Harte-Hanks, Inc.	21,114	134,496
Scholastic Corp. (b)	12,779	413,017
Sizmek, Inc. (a)	11,094	85,868
The E.W. Scripps Co. (Class A) (a)	14,629	238,599

		871,980

METALS & MINING — 2.2%
A.M. Castle & Co. (a)	8,308	70,950
AK Steel Holding Corp. (a)(b)	84,037	673,136
Century Aluminum Co. (a)	25,163	653,483
Globe Specialty Metals, Inc.	31,316	569,638
Haynes International, Inc.	6,036	277,596
Kaiser Aluminum Corp. (b)	8,702	663,267
Materion Corp.	10,271	315,012
Olympic Steel, Inc.	4,295	88,348
RTI International Metals, Inc. (a)	15,076	371,774
Stillwater Mining Co. (a)	58,653	881,555
SunCoke Energy, Inc. (a)	33,940	761,953
US Silica Holdings, Inc.	26,342	1,646,638

		6,973,350

MULTI-UTILITIES — 0.6%
Avista Corp. (b)	29,024	886,102
NorthWestern Corp.	19,180	870,005

		1,756,107

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	17,289	242,046
Tuesday Morning Corp. (a)(b)	21,413	415,519

		657,565

OIL, GAS & CONSUMABLE FUELS — 2.3%
Approach Resources, Inc. (a)(b)	17,596	255,142
Arch Coal, Inc. (b)	105,498	223,656
Bill Barrett Corp. (a)	24,300	535,572
Carrizo Oil & Gas, Inc. (a)	20,462	1,101,265
Cloud Peak Energy, Inc. (a)	30,268	381,982
Comstock Resources, Inc. (b)	22,007	409,770
Contango Oil & Gas Co. (a)	7,697	255,848
Forest Oil Corp. (a)(b)	58,751	68,739
Green Plains, Inc. (b)	16,758	626,582
Northern Oil and Gas, Inc. (a)(b)	27,915	396,951
PDC Energy, Inc. (a)	17,527	881,433
Penn Virginia Corp. (a)(b)	34,951	444,227
PetroQuest Energy, Inc. (a)	28,329	159,209
Stone Energy Corp. (a)	27,407	859,483
Swift Energy Co. (a)(b)	21,453	205,949
Synergy Resources Corp. (a)(b)	31,831	388,020

		7,193,828

PAPER & FOREST PRODUCTS — 1.4%
Boise Cascade Co. (a)	19,248	580,135
Clearwater Paper Corp. (a)	9,680	581,865
Deltic Timber Corp.	5,433	338,585
KapStone Paper and Packaging Corp. (a)	41,355	1,156,699
Neenah Paper, Inc.	8,122	434,365
P.H. Glatfelter Co.	21,009	461,147
Schweitzer-Mauduit International, Inc.	14,934	616,923
Wausau Paper Corp.	24,232	192,160

		4,361,879

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	8,463	232,733
Medifast, Inc. (a)(b)	5,829	191,366

		424,099

PHARMACEUTICALS — 1.6%
Akorn, Inc. (a)(b)	35,182	1,276,051
DepoMed, Inc. (a)	28,831	437,943
Impax Laboratories, Inc. (a)	32,177	762,917
Lannett Co., Inc. (a)	12,905	589,500
Prestige Brands Holdings, Inc. (a)	25,410	822,522
Sagent Pharmaceuticals, Inc. (a)(b)	10,415	323,906
The Medicines Co. (a)(b)	31,815	710,111

		4,922,950

PROFESSIONAL SERVICES — 1.4%
CDI Corp.	7,244	105,183
Exponent, Inc.	6,391	452,994
Heidrick & Struggles International, Inc.	8,051	165,367
Insperity, Inc.	11,116	303,911
Kelly Services, Inc. (Class A)	13,591	212,971
Korn/Ferry International (a)	24,622	613,088
Navigant Consulting, Inc. (a)	23,888	332,282
On Assignment, Inc. (a)	24,035	645,340
Resources Connection, Inc.	19,001	264,874
TrueBlue, Inc. (a)	20,334	513,637
WageWorks, Inc. (a)(b)	16,000	728,480

		4,338,127

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Acadia Realty Trust	28,352	781,948
Agree Realty Corp.	6,917	189,387
American Assets Trust, Inc.	17,572	579,349
Associated Estates Realty Corp.	28,470	498,510

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Aviv REIT, Inc. (b)	12,000	$316,200
Capstead Mortgage Corp. (b)	46,908	574,154
CareTrust REIT, Inc. (a)	9,879	141,270
Cedar Realty Trust, Inc.	33,390	197,001
Chesapeake Lodging Trust	26,564	774,341
Coresite Realty Corp.	10,731	352,728
Cousins Properties, Inc.	99,639	1,190,686
DiamondRock Hospitality Co.	95,758	1,214,211
EastGroup Properties, Inc.	15,478	937,812
Education Realty Trust, Inc.	67,272	691,556
EPR Properties	27,728	1,405,255
Franklin Street Properties Corp.	43,055	483,077
Getty Realty Corp. (b)	12,794	217,498
Government Properties Income Trust	33,841	741,456
Healthcare Realty Trust, Inc.	47,433	1,123,213
Inland Real Estate Corp.	41,623	412,484
Kite Realty Group Trust	40,699	986,544
Lexington Realty Trust (b)	101,257	991,306
LTC Properties, Inc.	17,047	628,864
Medical Properties Trust, Inc.	85,147	1,043,902
Parkway Properties, Inc.	40,641	763,238
Pennsylvania Real Estate Investment Trust	33,663	671,240
Post Properties, Inc.	26,614	1,366,363
PS Business Parks, Inc.	9,517	724,624
Retail Opportunity Investments Corp. (b)	43,240	635,628
Sabra Healthcare REIT, Inc.	26,010	632,563
Saul Centers, Inc.	5,490	256,603
Sovran Self Storage, Inc.	16,323	1,213,778
Tanger Factory Outlet Centers, Inc.	46,890	1,534,241
The Geo Group, Inc.	35,512	1,357,269
Universal Health Realty Income Trust	6,466	269,503
Urstadt Biddle Properties, Inc. (Class A)	12,535	254,461

		26,152,263

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	17,287	306,326

ROAD & RAIL — 1.0%
ArcBest Corp.	11,847	441,893
Celadon Group, Inc.	10,584	205,859
Heartland Express, Inc. (b)	27,084	648,932
Knight Transportation, Inc. (b)	29,733	814,387
Roadrunner Transportation Systems, Inc. (a)	13,549	308,782
Saia, Inc. (a)	12,047	597,049

		3,016,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Energy Industries, Inc. (a)	18,379	345,341
Brooks Automation, Inc.	33,194	348,869
Cabot Microelectronics Corp. (a)	11,595	480,613
CEVA, Inc. (a)(b)	10,181	136,833
Cirrus Logic, Inc. (a)	30,335	632,485
Cohu, Inc.	11,484	137,463
Diodes, Inc. (a)	17,903	428,240
DSP Group, Inc. (a)	11,123	98,661
Entropic Communications, Inc. (a)	43,358	115,332
Exar Corp. (a)	23,643	211,605
GT Advanced Technologies, Inc. (a)(b)	67,404	729,985
Kopin Corp. (a)	30,409	103,391
Kulicke & Soffa Industries, Inc. (a)	37,841	538,477
Micrel, Inc.	21,815	262,434
Microsemi Corp. (a)	46,859	1,190,687
MKS Instruments, Inc.	25,914	865,009
Monolithic Power Systems, Inc.	17,373	765,281
Nanometrics, Inc. (a)	11,292	170,509
Pericom Semiconductor Corp. (a)	9,955	96,962
Power Integrations, Inc.	14,770	796,251
Rubicon Technology, Inc. (a)(b)	10,936	46,478
Rudolph Technologies, Inc. (a)	16,140	146,067
Synaptics, Inc. (a)(b)	17,773	1,300,984
Tessera Technologies, Inc.	22,826	606,715
TriQuint Semiconductor, Inc. (a)	84,613	1,613,570
Ultratech, Inc. (a)	13,890	315,998
Veeco Instruments, Inc. (a)(b)	19,638	686,348

		13,170,588

SOFTWARE — 3.2%
Blackbaud, Inc.	22,568	886,697
Bottomline Technologies, Inc. (a)	18,637	514,195
Ebix, Inc. (b)	14,971	212,289
EPIQ Systems, Inc.	15,083	264,858
Interactive Intelligence Group (a)(b)	8,109	338,956
Manhattan Associates, Inc. (a)	36,736	1,227,717
MicroStrategy, Inc. (a)	4,429	579,490
Monotype Imaging Holdings, Inc.	19,205	543,886
Netscout Systems, Inc. (a)	18,230	834,934
Progress Software Corp. (a)	24,801	592,992
Quality Systems, Inc. (b)	21,807	300,282
Synchronoss Technologies, Inc. (a)(b)	17,390	796,114
Take-Two Interactive Software, Inc. (a)(b)	40,891	943,355
Tangoe, Inc. (a)(b)	16,860	228,453
Tyler Technologies, Inc. (a)	16,106	1,423,770
Vasco Data Security International (a)	14,488	272,085

		9,960,073

SPECIALTY RETAIL — 4.2%
Aeropostale, Inc. (a)(b)	39,350	129,461
Barnes & Noble, Inc. (a)	20,887	412,309
Big 5 Sporting Goods Corp.	8,814	82,587
Brown Shoe Co., Inc.	21,354	579,334
Christopher & Banks Corp. (a)	18,207	180,067
Francesca’s Holdings Corp. (a)(b)	20,621	287,251
Genesco, Inc. (a)	11,835	884,666
Group 1 Automotive, Inc. (b)	10,394	755,748
Haverty Furniture Cos., Inc.	10,032	218,597
Hibbett Sports, Inc. (a)(b)	12,346	526,310
Kirkland’s, Inc. (a)	7,348	118,376
Lithia Motors, Inc. (Class A)	11,137	842,960
Lumber Liquidators Holdings, Inc. (a)(b)	13,249	760,228
MarineMax, Inc. (a)	12,321	207,609
Monro Muffler Brake, Inc. (b)	15,492	751,827
Outerwall, Inc. (a)(b)	9,692	543,721
Pep Boys-Manny, Moe & Jack (a)	26,310	234,422
Select Comfort Corp. (a)(b)	26,314	550,489
Sonic Automotive, Inc. (Class A)	16,967	415,861
Stage Stores, Inc.	15,581	266,591

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Stein Mart, Inc.	13,761	$158,940
The Buckle, Inc. (b)	13,755	624,339
The Cato Corp. (Class A)	12,544	432,266
The Children’s Place, Inc. (b)	10,551	502,861
The Finish Line, Inc. (Class A)	23,411	585,977
The Men’s Wearhouse, Inc.	22,307	1,053,337
Vitamin Shoppe, Inc. (a)	15,051	668,114
Zumiez, Inc. (a)	10,340	290,554

		13,064,802

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	22,773	1,005,884
QLogic Corp. (a)	43,296	396,591
Super Micro Computer, Inc. (a)	16,679	490,696

		1,893,171

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	41,754	525,265
G-III Apparel Group, Ltd. (a)	9,139	757,258
Iconix Brand Group, Inc. (a)(b)	23,465	866,797
Movado Group, Inc.	9,028	298,466
Oxford Industries, Inc.	7,095	432,724
Perry Ellis International, Inc. (a)	5,911	120,289
Quiksilver, Inc. (a)(b)	60,321	103,752
Skechers U.S.A., Inc. (a)	19,427	1,035,653
Steven Madden, Ltd. (a)	28,149	907,242
Wolverine World Wide, Inc. (b)	49,682	1,245,031

		6,292,477

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	21,839	139,988
BofI Holding, Inc. (a)(b)	6,149	447,094
Brookline Bancorp, Inc.	34,222	292,598
Dime Community Bancshares	14,740	212,256
Northwest Bancshares, Inc.	46,384	561,246
Oritani Financial Corp.	19,273	271,557
Provident Financial Services, Inc.	26,635	436,015
TrustCo Bank Corp. NY	47,078	303,182

		2,663,936

TOBACCO — 0.0% (c)
Alliance One International, Inc. (a)	38,408	75,664

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Aceto Corp.	13,164	254,328
Applied Industrial Technologies, Inc.	20,271	925,371
DXP Enterprises, Inc. (a)	6,288	463,300
Kaman Corp.	13,267	521,393
Veritiv Corp. (a)	3,932	196,836

		2,361,228

WATER UTILITIES — 0.2%
American States Water Co.	18,995	577,828

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	7,296	77,630
Spok Holdings, Inc.	10,813	140,677

		218,307

TOTAL COMMON STOCKS —
(Cost $292,450,679)		313,185,704

SHORT TERM INVESTMENTS — 14.8%
MONEY MARKET FUNDS — 14.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	46,075,343	46,075,343
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	333,856	333,856

TOTAL SHORT TERM INVESTMENTS —
(Cost $46,409,199)		46,409,199

TOTAL INVESTMENTS — 114.7% (g)
(Cost $338,859,878)		359,594,903
OTHER ASSETS & LIABILITIES — (14.7)%		(45,950,971)

NET ASSETS — 100.0%		$313,643,932

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
Aerovironment, Inc. (a)	9,711	$292,010
American Science & Engineering, Inc.	3,354	185,745
GenCorp, Inc. (a)(b)	72,829	1,163,079
Moog, Inc. (Class A) (a)	32,335	2,211,714
Orbital Sciences Corp. (a)	33,573	933,329
Taser International, Inc. (a)(b)	64,746	999,678
Teledyne Technologies, Inc. (a)	25,570	2,403,836

		8,189,391

AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	18,268	818,954

AIRLINES — 0.6%
Allegiant Travel Co.	17,129	2,118,172

AUTO COMPONENTS — 0.9%
Dorman Products, Inc. (a)(b)	38,244	1,532,055
Drew Industries, Inc.	29,098	1,227,644
Standard Motor Products, Inc.	12,993	447,349

		3,207,048

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	33,531	729,970

BANKS — 8.7%
Bank of the Ozarks, Inc. (b)	79,546	2,507,290
BBCN Bancorp, Inc.	97,189	1,417,988
Boston Private Financial Holdings, Inc.	98,769	1,223,748
Cardinal Financial Corp.	16,975	289,763
City Holding Co.	9,278	390,882
Columbia Banking System, Inc.	45,393	1,126,200
Community Bank System, Inc. (b)	22,687	762,056
CVB Financial Corp. (b)	57,956	831,669
First BanCorp- Puerto Rico (a)	43,008	204,288
First Commonwealth Financial Corp. (b)	63,954	536,574
First Financial Bankshares, Inc. (b)	78,948	2,193,965
First Midwest Bancorp, Inc.	92,721	1,491,881
Glacier Bancorp, Inc.	91,781	2,373,457
Home Bancshares, Inc.	71,245	2,095,315
MB Financial, Inc.	77,963	2,158,016
National Penn Bancshares, Inc.	56,435	547,984
Old National Bancorp	70,276	911,480
Pinnacle Financial Partners, Inc.	40,718	1,469,920
PrivateBancorp, Inc.	86,615	2,590,655
Texas Capital Bancshares, Inc. (a)	53,276	3,072,960
UMB Financial Corp.	22,815	1,244,558
United Community Banks, Inc.	55,574	914,748
ViewPoint Financial Group	18,276	437,527
Westamerica Bancorporation	14,100	655,932
Wilshire Bancorp, Inc.	85,545	789,580

		32,238,436

BEVERAGES — 0.6%
Boston Beer Co., Inc. (Class A) (a)	10,953	2,428,937

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	51,346	1,739,602
Emergent Biosolutions, Inc. (a)	14,133	301,174
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	23,320	1,095,807
Momenta Pharmaceuticals, Inc. (a)	27,036	306,588
Repligen Corp. (a)(b)	37,300	742,643
Spectrum Pharmaceuticals, Inc. (a)(b)	67,491	549,377

		4,735,191

BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	52,288	889,419
American Woodmark Corp. (a)	7,977	294,032
Apogee Enterprises, Inc.	35,691	1,420,502
PGT, Inc. (a)	58,300	543,356
Simpson Manufacturing Co., Inc.	18,569	541,286

		3,688,595

CAPITAL MARKETS — 2.8%
Evercore Partners, Inc. (Class A)	44,705	2,101,135
Financial Engines, Inc. (b)	64,105	2,193,353
Greenhill & Co., Inc. (b)	17,600	818,224
HFF, Inc. (Class A)	40,357	1,168,335
Investment Technology Group, Inc. (a)	27,409	431,966
Stifel Financial Corp. (a)	43,682	2,048,249
Virtus Investment Partners, Inc.	8,769	1,523,175

		10,284,437

CHEMICALS — 2.1%
American Vanguard Corp. (b)	30,662	343,414
Balchem Corp.	37,903	2,144,173
Calgon Carbon Corp. (a)	35,005	678,397
Flotek Industries, Inc. (a)(b)	61,805	1,611,256
FutureFuel Corp.	15,868	188,670
H.B. Fuller Co.	61,860	2,455,842
Quaker Chemical Corp.	8,540	612,233

		8,033,985

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brady Corp. (Class A)	19,022	426,854
G & K Services, Inc. (Class A)	12,301	681,229
Healthcare Services Group, Inc. (b)	48,134	1,377,114
Interface, Inc.	33,560	541,658
Matthews International Corp. (Class A)	14,400	632,016
Mobile Mini, Inc.	57,551	2,012,559
UniFirst Corp.	7,294	704,527

		6,375,957

COMMUNICATIONS EQUIPMENT — 1.0%
CalAmp Corp. (a)(b)	44,271	780,055
Harmonic, Inc. (a)	111,443	706,549
Ixia (a)	36,594	334,469
Procera Networks, Inc. (a)	9,402	90,071
ViaSat, Inc. (a)(b)	33,183	1,829,047

		3,740,191

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	26,249	355,674
Dycom Industries, Inc. (a)	41,635	1,278,611

		1,634,285

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	47,173	591,549

CONSUMER FINANCE — 2.0%
Encore Capital Group, Inc. (a)(b)	29,117	1,290,174
First Cash Financial Services, Inc. (a)	35,091	1,964,394
Green Dot Corp. (Class A) (a)(b)	18,038	381,324
Portfolio Recovery Associates, Inc. (a)(b)	61,723	3,223,792

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

World Acceptance Corp. (a)(b)	6,445	$435,038

		7,294,722

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	13,572	239,410

DISTRIBUTORS — 0.4%
Pool Corp.	29,280	1,578,778

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)(b)	21,572	582,228
Capella Education Co.	13,248	829,325

		1,411,553

DIVERSIFIED FINANCIAL SERVICES — 0.8%
MarketAxess Holdings, Inc.	46,202	2,858,056

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc. (a)(b)	109,318	730,244
Consolidated Communications Holdings, Inc.	19,900	498,495
General Communication, Inc. (Class A) (a)	21,455	234,074
Lumos Networks Corp.	22,631	367,754

		1,830,567

ELECTRICAL EQUIPMENT — 1.8%
AZZ, Inc. (b)	31,915	1,333,090
Encore Wire Corp.	15,606	578,827
EnerSys (b)	57,297	3,359,896
Franklin Electric Co., Inc.	30,441	1,057,520
Powell Industries, Inc.	5,917	241,769
Vicor Corp. (a)	9,691	91,095

		6,662,197

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Agilysys, Inc. (a)	9,304	109,136
Badger Meter, Inc. (b)	8,436	425,596
Coherent, Inc. (a)	17,225	1,057,098
CTS Corp.	25,155	399,713
Daktronics, Inc.	47,550	584,389
DTS, Inc. (a)	11,604	293,001
Electro Scientific Industries, Inc.	8,321	56,500
Fabrinet (a)	10,400	151,840
FARO Technologies, Inc. (a)	21,208	1,076,306
Littelfuse, Inc.	14,454	1,231,192
Measurement Specialties, Inc. (a)	19,898	1,703,468
Methode Electronics, Inc. (Class A)	47,064	1,735,250
MTS Systems Corp.	18,663	1,273,936
Newport Corp. (a)	21,212	375,877
OSI Systems, Inc. (a)	10,469	664,572
Rogers Corp. (a)	10,813	592,120

		11,729,994

ENERGY EQUIPMENT & SERVICES — 2.2%
Basic Energy Services, Inc. (a)	22,850	495,616
Bristow Group, Inc.	18,870	1,268,064
C&J Energy Services, Inc. (a)	56,632	1,730,108
Era Group, Inc. (a)	23,167	503,882
Geospace Technologies Corp. (a)(b)	16,502	580,045
Gulfmark Offshore, Inc. (Class A)	14,300	448,305
ION Geophysical Corp. (a)(b)	59,167	165,076
Matrix Service Co. (a)	32,641	787,301
Newpark Resources, Inc. (a)	103,124	1,282,863
Paragon Offshore PLC (a)(b)	30,100	185,115
Tesco Corp.	44,988	893,012

		8,339,387

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	24,779	1,776,654
The Andersons, Inc.	18,188	1,143,662

		2,920,316

FOOD PRODUCTS — 1.4%
Annie’s, Inc. (a)	9,469	434,627
B&G Foods, Inc.	33,652	927,113
Calavo Growers, Inc.	7,195	324,782
Darling Ingredients, Inc. (a)	131,910	2,416,591
Diamond Foods, Inc. (a)(b)	15,603	446,402
J&J Snack Foods Corp.	8,112	758,959

		5,308,474

HEALTH CARE EQUIPMENT & SUPPLIES — 5.5%
Abaxis, Inc. (b)	12,135	615,366
ABIOMED, Inc. (a)(b)	43,930	1,090,782
Analogic Corp.	7,179	459,169
Anika Therapeutics, Inc. (a)	17,864	654,894
Cantel Medical Corp.	43,384	1,491,542
CryoLife, Inc.	31,799	313,856
Cyberonics, Inc. (a)(b)	32,824	1,679,276
Cynosure, Inc. (Class A) (a)	15,854	332,934
Greatbatch, Inc. (a)	18,178	774,565
Haemonetics Corp. (a)	27,016	943,399
HealthStream, Inc. (a)	25,247	606,180
Integra LifeSciences Holdings Corp. (a)	12,677	629,286
Masimo Corp. (a)(b)	61,400	1,306,592
Meridian Bioscience, Inc. (b)	27,952	494,471
Natus Medical, Inc. (a)	39,830	1,175,383
Neogen Corp. (a)	45,207	1,785,677
NuVasive, Inc. (a)	58,061	2,024,587
SurModics, Inc. (a)	17,378	315,584
West Pharmaceutical Services, Inc.	87,051	3,896,403

		20,589,946

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Air Methods Corp. (a)(b)	43,858	2,436,312
AmSurg Corp. (a)	34,621	1,732,781
Bio-Reference Laboratories, Inc. (a)	13,219	370,925
Corvel Corp. (a)	11,035	375,742
Gentiva Health Services, Inc. (a)	13,931	233,762
Hanger, Inc. (a)	18,577	381,200
IPC The Hospitalist Co. (a)	21,215	950,220
Landauer, Inc. (b)	5,643	186,276
MWI Veterinary Supply, Inc. (a)	15,811	2,346,352
The Ensign Group, Inc.	16,198	563,690
The Providence Service Corp. (a)	6,200	299,956

		9,877,216

HEALTH CARE TECHNOLOGY — 1.5%
Computer Programs and Systems, Inc. (b)	7,138	410,364
MedAssets, Inc. (a)	47,400	982,128
Medidata Solutions, Inc. (a)	66,573	2,948,518
Omnicell, Inc. (a)	44,225	1,208,669

		5,549,679

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 5.2%
Bob Evans Farms, Inc. (b)	13,100	$620,154
Boyd Gaming Corp. (a)(b)	46,457	472,003
Buffalo Wild Wings, Inc. (a)(b)	23,328	3,132,251
Cracker Barrel Old Country Store, Inc. (b)	15,458	1,595,111
DineEquity, Inc.	8,292	676,544
Interval Leisure Group, Inc.	27,087	516,007
Jack in the Box, Inc.	25,441	1,734,822
Monarch Casino & Resort, Inc. (a)	11,076	131,915
Multimedia Games Holding Co., Inc. (a)	36,555	1,316,346
Papa John’s International, Inc.	37,302	1,491,707
Pinnacle Entertainment, Inc. (a)(b)	73,376	1,841,004
Red Robin Gourmet Burgers, Inc. (a)	17,715	1,007,983
Ruth’s Hospitality Group, Inc.	44,556	491,898
Scientific Games Corp. (Class A) (a)	58,400	628,968
Sonic Corp. (a)	63,182	1,412,750
Texas Roadhouse, Inc.	77,090	2,146,186

		19,215,649

HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a)	20,057	1,053,394
iRobot Corp. (a)(b)	20,464	623,129
La-Z-Boy, Inc.	65,399	1,294,246
The Ryland Group, Inc. (b)	35,510	1,180,352
Universal Electronics, Inc. (a)	19,345	955,063

		5,106,184

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	17,325	1,177,407

INSURANCE — 1.0%
AMERISAFE, Inc.	15,878	620,989
eHealth, Inc. (a)	21,711	523,887
Employers Holdings, Inc.	39,385	758,161
HCI Group, Inc.	11,487	413,417
RLI Corp.	23,298	1,008,570
Universal Insurance Holdings, Inc.	26,946	348,412

		3,673,436

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)	8,346	238,279
NutriSystem, Inc.	19,438	298,762
PetMed Express, Inc. (b)	9,452	128,547

		665,588

INTERNET SOFTWARE & SERVICES — 3.4%
Blucora, Inc. (a)	50,633	771,647
comScore, Inc. (a)	42,060	1,531,405
Dealertrack Technologies, Inc. (a)(b)	54,729	2,375,786
Dice Holdings, Inc. (a)	28,788	241,243
Digital River, Inc. (a)	16,568	240,567
j2 Global, Inc. (b)	55,699	2,749,303
LivePerson, Inc. (a)	27,192	342,347
LogMeIn, Inc. (a)	30,291	1,395,506
NIC, Inc.	74,930	1,290,295
Perficient, Inc. (a)	42,503	637,120
QuinStreet, Inc. (a)	9,641	40,010
Stamps.com, Inc. (a)	18,022	572,379
XO Group, Inc. (a)	31,166	349,371

		12,536,979

IT SERVICES — 3.0%
Cardtronics, Inc. (a)	54,789	1,928,573
CSG Systems International, Inc.	26,609	699,284
ExlService Holdings, Inc. (a)	17,471	426,467
Forrester Research, Inc.	7,464	275,123
Heartland Payment Systems, Inc. (b)	23,947	1,142,751
iGate Corp. (a)	45,029	1,653,465
MAXIMUS, Inc.	82,540	3,312,330
Sykes Enterprises, Inc. (a)	25,174	502,977
TeleTech Holdings, Inc. (a)	9,931	244,104
Virtusa Corp. (a)	32,183	1,144,427

		11,329,501

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	16,259	566,138
Sturm Ruger & Co, Inc. (b)	24,229	1,179,710

		1,745,848

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Affymetrix, Inc. (a)(b)	43,535	347,409
Albany Molecular Research, Inc. (a)(b)	22,400	494,368
Cambrex Corp. (a)	38,403	717,368
Luminex Corp. (a)(b)	23,845	464,978
PAREXEL International Corp. (a)(b)	39,119	2,468,018

		4,492,141

MACHINERY — 3.7%
Actuant Corp. (Class A)	30,481	930,280
Albany International Corp. (Class A)	13,983	475,981
Barnes Group, Inc.	34,998	1,062,189
CIRCOR International, Inc.	21,712	1,461,869
EnPro Industries, Inc. (a)	11,196	677,694
Federal Signal Corp.	77,733	1,029,185
Hillenbrand, Inc.	77,459	2,392,709
John Bean Technologies Corp.	20,775	584,401
Lindsay Corp. (b)	7,480	559,130
Lydall, Inc. (a)	11,481	310,102
Tennant Co.	14,380	964,754
The Toro Co.	40,424	2,394,314
Watts Water Technologies, Inc. (Class A)	14,638	852,663

		13,695,271

MEDIA — 0.2%
The E.W. Scripps Co. (Class A) (a)	36,950	602,654

METALS & MINING — 2.1%
AK Steel Holding Corp. (a)(b)	74,578	597,370
Globe Specialty Metals, Inc.	36,701	667,591
RTI International Metals, Inc. (a)	23,288	574,282
Stillwater Mining Co. (a)	55,543	834,812
SunCoke Energy, Inc. (a)	40,125	900,806
US Silica Holdings, Inc. (b)	66,128	4,133,661

		7,708,522

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)(b)	23,137	448,973

OIL, GAS & CONSUMABLE FUELS — 2.5%
Bill Barrett Corp. (a)	28,700	632,548
Carrizo Oil & Gas, Inc. (a)	52,145	2,806,444
Forest Oil Corp. (a)(b)	53,268	62,324
Northern Oil and Gas, Inc. (a)(b)	70,347	1,000,334
PDC Energy, Inc. (a)	20,685	1,040,249

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Penn Virginia Corp. (a)	44,643	$567,412
PetroQuest Energy, Inc. (a)	20,102	112,973
Stone Energy Corp. (a)	69,067	2,165,941
Synergy Resources Corp. (a)(b)	83,200	1,014,208

		9,402,433

PAPER & FOREST PRODUCTS — 1.0%
Deltic Timber Corp.	5,819	362,640
KapStone Paper and Packaging Corp. (a)	104,036	2,909,887
Schweitzer-Mauduit International, Inc.	15,501	640,346

		3,912,873

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	20,981	576,978

PHARMACEUTICALS — 2.6%
Akorn, Inc. (a)(b)	88,561	3,212,107
DepoMed, Inc. (a)	47,800	726,082
Lannett Co., Inc. (a)	32,500	1,484,600
Prestige Brands Holdings, Inc. (a)	63,971	2,070,741
Sagent Pharmaceuticals, Inc. (a)(b)	10,500	326,550
The Medicines Co. (a)(b)	80,121	1,788,301

		9,608,381

PROFESSIONAL SERVICES — 1.3%
Exponent, Inc.	9,741	690,442
Navigant Consulting, Inc. (a)	36,635	509,593
On Assignment, Inc. (a)	60,454	1,623,190
TrueBlue, Inc. (a)	32,904	831,155
WageWorks, Inc. (a)	25,454	1,158,920

		4,813,300

REAL ESTATE INVESTMENT TRUSTS — 5.7%
Acadia Realty Trust	23,873	658,417
American Assets Trust, Inc.	22,142	730,022
Associated Estates Realty Corp.	23,851	417,631
Aviv REIT, Inc. (b)	10,500	276,675
CareTrust REIT, Inc. (a)	24,398	348,891
Chesapeake Lodging Trust	19,500	568,425
Coresite Realty Corp.	27,069	889,758
DiamondRock Hospitality Co.	119,739	1,518,291
EastGroup Properties, Inc.	17,290	1,047,601
Education Realty Trust, Inc.	46,300	475,964
Inland Real Estate Corp.	74,802	741,288
Lexington Realty Trust (b)	83,731	819,726
LTC Properties, Inc.	16,290	600,938
Medical Properties Trust, Inc.	142,312	1,744,745
Parkway Properties, Inc.	40,937	768,797
Post Properties, Inc.	24,145	1,239,604
PS Business Parks, Inc.	12,214	929,974
Retail Opportunity Investments Corp. (b)	112,200	1,649,340
Sabra Healthcare REIT, Inc.	65,471	1,592,255
Saul Centers, Inc.	6,775	316,664
Sovran Self Storage, Inc.	17,451	1,297,656
Tanger Factory Outlet Centers, Inc.	59,037	1,931,691
Universal Health Realty Income Trust	9,252	385,623
Urstadt Biddle Properties, Inc. (Class A)	11,546	234,384

		21,184,360

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	42,564	754,234

ROAD & RAIL — 1.1%
ArcBest Corp.	15,220	567,706
Celadon Group, Inc.	6,400	124,480
Heartland Express, Inc. (b)	33,412	800,551
Knight Transportation, Inc. (b)	29,909	819,207
Roadrunner Transportation Systems, Inc. (a)	22,164	505,118
Saia, Inc. (a)	30,187	1,496,068

		4,313,130

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Energy Industries, Inc. (a)	46,246	868,962
Cabot Microelectronics Corp. (a)	12,045	499,265
CEVA, Inc. (a)	8,116	109,079
Cirrus Logic, Inc. (a)	30,963	645,579
DSP Group, Inc. (a)	10,804	95,832
Entropic Communications, Inc. (a)	35,851	95,364
Exar Corp. (a)	31,172	278,989
GT Advanced Technologies, Inc. (a)(b)	94,246	1,020,684
Kopin Corp. (a)	21,996	74,786
Microsemi Corp. (a)	70,215	1,784,163
Monolithic Power Systems, Inc.	23,317	1,027,114
Nanometrics, Inc. (a)	10,989	165,934
Power Integrations, Inc.	22,577	1,217,126
Synaptics, Inc. (a)	45,293	3,315,448
Tessera Technologies, Inc.	23,534	625,534
Ultratech, Inc. (a)(b)	12,179	277,072

		12,100,931

SOFTWARE — 5.1%
Blackbaud, Inc.	56,943	2,237,290
Bottomline Technologies, Inc. (a)	23,172	639,316
EPIQ Systems, Inc.	27,079	475,507
Interactive Intelligence Group (a)(b)	20,414	853,305
Manhattan Associates, Inc. (a)	92,520	3,092,018
MicroStrategy, Inc. (a)	11,090	1,451,016
Monotype Imaging Holdings, Inc.	48,268	1,366,950
Netscout Systems, Inc. (a)	21,905	1,003,249
Progress Software Corp. (a)	27,928	667,759
Quality Systems, Inc. (b)	29,214	402,277
Synchronoss Technologies, Inc. (a)(b)	43,850	2,007,453
Take-Two Interactive Software, Inc. (a)(b)	37,074	855,297
Tangoe, Inc. (a)(b)	18,239	247,138
Tyler Technologies, Inc. (a)	40,490	3,579,316

		18,877,891

SPECIALTY RETAIL — 3.1%
Francesca’s Holdings Corp. (a)(b)	51,272	714,219
Haverty Furniture Cos., Inc.	12,293	267,865
Hibbett Sports, Inc. (a)(b)	16,302	694,954
Kirkland’s, Inc. (a)	18,870	303,996
Lithia Motors, Inc. (Class A)	28,001	2,119,396
Lumber Liquidators Holdings, Inc. (a)(b)	33,434	1,918,443
MarineMax, Inc. (a)(b)	30,426	512,678
Monro Muffler Brake, Inc. (b)	24,523	1,190,101
Outerwall, Inc. (a)(b)	16,134	905,117
Select Comfort Corp. (a)	23,752	496,892
The Buckle, Inc. (b)	13,897	630,785

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

The Men’s Wearhouse, Inc.	27,524	$1,299,683
Zumiez, Inc. (a)	15,062	423,242

		11,477,371

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Electronics for Imaging, Inc. (a)	57,585	2,543,529

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
G-III Apparel Group, Ltd. (a)	12,071	1,000,203
Iconix Brand Group, Inc. (a)(b)	59,194	2,186,626
Movado Group, Inc.	22,484	743,321
Oxford Industries, Inc.	11,429	697,055
Steven Madden, Ltd. (a)	70,777	2,281,143
Wolverine World Wide, Inc. (b)	125,063	3,134,079

		10,042,427

THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	30,818	197,543
BofI Holding, Inc. (a)(b)	15,220	1,106,646
Oritani Financial Corp.	48,448	682,632
TrustCo Bank Corp. NY (b)	44,390	285,872

		2,272,693

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Aceto Corp.	27,000	521,640
DXP Enterprises, Inc. (a)	15,868	1,169,154
Veritiv Corp. (a)	3,900	195,234

		1,886,028

WATER UTILITIES — 0.2%
American States Water Co.	19,519	593,768

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
NTELOS Holdings Corp. (b)	6,264	66,649

TOTAL COMMON STOCKS —
(Cost $335,055,133)		371,830,522

SHORT TERM INVESTMENTS — 17.3%
MONEY MARKET FUNDS — 17.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	63,909,322	63,909,322
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	436,702	436,702

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,346,024)		64,346,024

TOTAL INVESTMENTS — 117.2% (g)
(Cost $399,401,157)		436,176,546
OTHER ASSETS & LIABILITIES — (17.2)%		(63,970,520)

NET ASSETS — 100.0%		$372,206,026

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
AAR Corp. (a)	31,784	$767,584
Aerovironment, Inc. (b)	10,236	307,797
American Science & Engineering, Inc.	4,393	243,284
Cubic Corp.	18,120	848,016
Curtiss-Wright Corp.	40,737	2,685,383
Engility Holdings, Inc. (b)	14,973	466,708
Moog, Inc. (Class A) (b)	14,218	972,511
National Presto Industries, Inc. (a)	4,128	250,611
Orbital Sciences Corp. (b)	28,346	788,019
Teledyne Technologies, Inc. (b)	14,332	1,347,351

		8,677,264

AIR FREIGHT & LOGISTICS — 1.2%
Atlas Air Worldwide Holdings, Inc. (b)	21,508	710,194
Forward Air Corp.	13,534	606,729
HUB Group, Inc. (Class A) (b)	29,462	1,194,095
UTI Worldwide, Inc. (a)(b)	77,798	826,993

		3,338,011

AIRLINES — 0.1%
SkyWest, Inc.	43,634	339,473

AUTO COMPONENTS — 0.2%
Standard Motor Products, Inc.	8,643	297,579
Superior Industries International, Inc.	19,976	350,179

		647,758

BANKS — 6.4%
Banner Corp.	16,618	639,294
Cardinal Financial Corp.	15,873	270,952
City Holding Co.	7,064	297,606
Columbia Banking System, Inc.	14,005	347,464
Community Bank System, Inc. (a)	19,079	640,864
CVB Financial Corp. (a)	40,670	583,614
F.N.B. Corp. (a)	147,056	1,763,201
First BanCorp- Puerto Rico (b)	56,654	269,107
First Commonwealth Financial Corp.	35,728	299,758
First Financial Bancorp	49,129	777,712
Hanmi Financial Corp.	26,961	543,534
Independent Bank Corp.-Massachusetts (a)	20,274	724,187
MB Financial, Inc.	—	10
National Penn Bancshares, Inc.	58,367	566,744
NBT Bancorp, Inc.	36,971	832,587
Old National Bancorp	39,668	514,494
S&T Bancorp, Inc.	25,186	590,864
Simmons First National Corp.	14,005	539,473
Sterling Bancorp	70,785	905,340
Susquehanna Bancshares, Inc.	158,857	1,588,570
Tompkins Financial Corp.	10,169	448,250
UMB Financial Corp.	16,437	896,638
United Bankshares, Inc. (a)	53,797	1,663,941
ViewPoint Financial Group	17,998	430,872
Westamerica Bancorporation	12,400	576,848
Wintrust Financial Corp.	39,393	1,759,685

		18,471,609

BIOTECHNOLOGY — 0.2%
Emergent Biosolutions, Inc. (a)(b)	15,666	333,843
Momenta Pharmaceuticals, Inc. (a)(b)	21,109	239,376

		573,219

BUILDING PRODUCTS — 1.0%
American Woodmark Corp. (b)	4,874	179,656
Gibraltar Industries, Inc. (b)	24,423	334,351
Griffon Corp.	36,350	414,026
Quanex Building Products Corp.	31,301	566,235
Simpson Manufacturing Co., Inc.	22,045	642,612
Universal Forest Products, Inc.	17,044	727,949

		2,864,829

CAPITAL MARKETS — 1.2%
Calamos Asset Management, Inc. (Class A)	14,466	163,032
FXCM, Inc. (Class A) (a)	34,917	553,434
Greenhill & Co., Inc. (a)	10,500	488,145
Investment Technology Group, Inc. (b)	12,056	190,003
Piper Jaffray Co., Inc. (b)	13,788	720,285
Stifel Financial Corp. (b)	25,562	1,198,602
SWS Group, Inc. (b)	19,391	133,604

		3,447,105

CHEMICALS — 2.6%
A. Schulman, Inc.	24,752	895,032
Calgon Carbon Corp. (b)	20,312	393,646
FutureFuel Corp.	7,647	90,923
Hawkins, Inc.	8,046	289,334
Innophos Holdings, Inc.	18,529	1,020,763
Intrepid Potash, Inc. (a)(b)	48,108	743,269
Koppers Holdings, Inc.	17,387	576,553
Kraton Performance Polymers, Inc. (b)	27,717	493,640
LSB Industries, Inc. (b)	16,299	582,037
OM Group, Inc.	26,923	698,652
Quaker Chemical Corp.	5,246	376,086
Stepan Co.	16,122	715,494
Tredegar Corp.	21,390	393,790
Zep, Inc.	19,428	272,380

		7,541,599

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	43,826	1,125,890
Brady Corp. (Class A)	25,900	581,196
G & K Services, Inc. (Class A)	8,453	468,127
Healthcare Services Group, Inc. (a)	25,908	741,228
Interface, Inc.	33,180	535,525
Matthews International Corp. (Class A)	15,000	658,350
Tetra Tech, Inc.	54,310	1,356,664
The Brink’s Co.	41,078	987,515
UniFirst Corp.	7,914	764,413
United Stationers, Inc. (a)	32,935	1,237,368
Viad Corp.	17,274	356,708

		8,812,984

COMMUNICATIONS EQUIPMENT — 1.2%
Bel Fuse, Inc. (Class B)	8,424	208,410
Black Box Corp.	13,137	306,355
Comtech Telecommunications Corp.	13,528	502,565
Digi International, Inc. (b)	21,911	164,332
Ixia (b)	22,999	210,211
Netgear, Inc. (b)	30,426	950,812
Oplink Communications, Inc.	13,024	219,064
Procera Networks, Inc. (a)(b)	10,138	97,122

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

ViaSat, Inc. (a)(b)	13,446	$741,144

		3,400,015

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (a)(b)	31,629	703,745
Comfort Systems USA, Inc.	13,975	189,361
EMCOR Group, Inc.	56,725	2,266,731
Orion Marine Group, Inc. (b)	23,067	230,209

		3,390,046

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. (b)	29,809	373,805

CONSUMER FINANCE — 0.7%
Cash America International, Inc.	24,352	1,066,618
Ezcorp, Inc. (Class A) (a)(b)	41,295	409,233
Green Dot Corp. (Class A) (a)(b)	13,911	294,079
World Acceptance Corp. (a)(b)	3,331	224,842

		1,994,772

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	11,907	210,039

DISTRIBUTORS — 0.4%
Pool Corp.	17,156	925,052
VOXX International Corp. (b)	16,557	153,980

		1,079,032

DIVERSIFIED CONSUMER SERVICES — 0.5%
Career Education Corp. (b)	48,824	248,026
Regis Corp. (a)	37,065	591,557
Strayer Education, Inc. (b)	9,238	553,172
Universal Technical Institute, Inc.	18,157	169,768

		1,562,523

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	48,275	1,204,461

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Atlantic Tele-Network, Inc.	8,454	455,671
Cincinnati Bell, Inc. (a)(b)	174,498	588,058
Consolidated Communications Holdings, Inc.	18,460	462,423
General Communication, Inc. (Class A) (b)	11,987	130,778

		1,636,930

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	33,262	1,476,500
El Paso Electric Co.	34,174	1,249,060
UIL Holdings Corp. (a)	47,801	1,692,155

		4,417,715

ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	5,103	189,270
Franklin Electric Co., Inc.	12,278	426,538
General Cable Corp.	41,384	624,071
Powell Industries, Inc.	3,881	158,578
Vicor Corp. (b)	7,681	72,201

		1,470,658

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Agilysys, Inc. (b)	4,919	57,700
Anixter International, Inc.	23,031	1,953,950
Badger Meter, Inc.	6,442	324,999
Benchmark Electronics, Inc. (b)	45,624	1,013,309
Checkpoint Systems, Inc. (b)	35,252	431,132
Coherent, Inc. (b)	9,261	568,347
CTS Corp.	11,463	182,147
DTS, Inc. (b)	7,119	179,755
Electro Scientific Industries, Inc.	14,993	101,802
Fabrinet (b)	18,008	262,917
II-VI, Inc. (b)	44,167	519,845
Insight Enterprises, Inc. (b)	34,816	787,886
Littelfuse, Inc.	9,172	781,271
Mercury Computer Systems, Inc. (b)	26,878	295,927
Newport Corp. (b)	19,172	339,728
OSI Systems, Inc. (b)	8,740	554,815
Park Electrochemical Corp.	17,706	416,976
Plexus Corp. (b)	28,577	1,055,349
Rofin-Sinar Technologies, Inc. (b)	23,661	545,623
Rogers Corp. (b)	7,889	432,002
Sanmina Corp. (b)	69,918	1,458,489
Scansource, Inc. (b)	24,256	839,015
SYNNEX Corp. (b)	23,547	1,521,843
TTM Technologies, Inc. (a)(b)	46,369	315,773

		14,940,600

ENERGY EQUIPMENT & SERVICES — 3.0%
Basic Energy Services, Inc. (b)	14,147	306,849
Bristow Group, Inc.	17,142	1,151,942
Exterran Holdings, Inc.	56,741	2,514,194
Gulf Island Fabrication, Inc.	10,340	177,848
Gulfmark Offshore, Inc. (Class A)	13,024	408,302
Hornbeck Offshore Services, Inc. (a)(b)	27,360	895,493
ION Geophysical Corp. (a)(b)	65,746	183,431
Paragon Offshore PLC (a)(b)	51,910	319,247
Pioneer Energy Services Corp. (b)	53,408	748,780
SEACOR Holdings, Inc. (a)(b)	15,933	1,191,788
Tetra Technologies, Inc. (b)	67,318	728,381

		8,626,255

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	15,111	1,083,459
SpartanNash Co.	32,050	623,372
The Andersons, Inc.	9,883	621,443

		2,328,274

FOOD PRODUCTS — 3.5%
Annie’s, Inc. (b)	7,970	365,823
B&G Foods, Inc.	22,692	625,165
Cal-Maine Foods, Inc.	12,722	1,136,456
Calavo Growers, Inc.	6,569	296,525
Darling Ingredients, Inc. (b)	48,735	892,825
Diamond Foods, Inc. (a)(b)	11,647	333,221
J&J Snack Foods Corp.	6,807	636,863
Sanderson Farms, Inc. (a)	17,325	1,523,734
Seneca Foods Corp. (Class A) (b)	6,029	172,429
Snyders-Lance, Inc.	44,017	1,166,450
TreeHouse Foods, Inc. (b)	35,322	2,843,421

		9,992,912

GAS UTILITIES — 3.5%
New Jersey Resources Corp. (a)	35,760	1,806,238
Northwest Natural Gas Co. (a)	22,992	971,412
Piedmont Natural Gas Co., Inc.	66,275	2,222,201

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

South Jersey Industries, Inc.	28,036	$1,496,001
Southwest Gas Corp.	39,404	1,914,246
The Laclede Group, Inc.	36,505	1,693,832

		10,103,930

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abaxis, Inc. (a)	9,418	477,587
Analogic Corp.	5,602	358,304
CONMED Corp.	23,124	851,888
Cynosure, Inc. (Class A) (b)	5,830	122,430
Greatbatch, Inc. (b)	8,471	360,949
Haemonetics Corp. (b)	25,203	880,089
ICU Medical, Inc. (b)	11,222	720,228
Integra LifeSciences Holdings Corp. (b)	12,485	619,755
Invacare Corp.	24,501	289,357
Meridian Bioscience, Inc. (a)	16,129	285,322
Merit Medical Systems, Inc. (b)	36,574	434,499
Symmetry Medical, Inc. (b)	31,649	319,339

		5,719,747

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Almost Family, Inc. (b)	6,674	181,333
Amedisys, Inc. (a)(b)	28,194	568,673
AMN Healthcare Services, Inc. (b)	39,333	617,528
AmSurg Corp. (b)	10,881	544,594
Bio-Reference Laboratories, Inc. (b)	11,920	334,475
Chemed Corp. (a)	14,647	1,507,176
Cross Country Healthcare, Inc. (b)	22,784	211,663
Gentiva Health Services, Inc. (b)	15,163	254,435
Hanger, Inc. (b)	17,015	349,148
Healthways, Inc. (a)(b)	29,856	478,293
Kindred Healthcare, Inc.	54,232	1,052,101
Landauer, Inc. (a)	4,402	145,310
LHC Group, Inc. (b)	10,741	249,191
Magellan Health, Inc. (b)	24,352	1,332,785
Molina Healthcare, Inc. (b)	25,574	1,081,780
PharMerica Corp. (b)	25,390	620,278
The Ensign Group, Inc.	5,701	198,395
The Providence Service Corp. (b)	5,386	260,575

		9,987,733

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc. (a)	4,005	230,247
MedAssets, Inc. (b)	18,604	385,475

		615,722

HOTELS, RESTAURANTS & LEISURE — 2.5%
Biglari Holdings, Inc. (b)	1,472	500,127
BJ’s Restaurants, Inc. (a)(b)	19,789	712,206
Bob Evans Farms, Inc.	11,014	521,403
Boyd Gaming Corp. (a)(b)	32,113	326,268
Cracker Barrel Old Country Store, Inc. (a)	9,493	979,583
DineEquity, Inc.	8,929	728,517
Interval Leisure Group, Inc.	15,137	288,360
Jack in the Box, Inc.	15,473	1,055,104
Marcus Corp.	15,293	241,629
Marriott Vacations Worldwide Corp. (b)	24,568	1,557,857
Ruby Tuesday, Inc. (b)	50,813	299,288

		7,210,342

HOUSEHOLD DURABLES — 1.5%
Ethan Allen Interiors, Inc.	22,157	505,180
Helen of Troy, Ltd. (b)	8,845	464,539
iRobot Corp. (a)(b)	10,706	325,998
M/I Homes, Inc. (b)	20,735	410,968
Meritage Homes Corp. (b)	31,424	1,115,552
Standard Pacific Corp. (a)(b)	127,614	955,829
The Ryland Group, Inc. (a)	15,215	505,746

		4,283,812

HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (Class A) (b)	36,892	296,612

INSURANCE — 2.8%
AMERISAFE, Inc.	5,041	197,154
Horace Mann Educators Corp.	34,635	987,444
Infinity Property & Casualty Corp.	9,743	623,649
Meadowbrook Insurance Group, Inc. (a)	39,612	231,730
ProAssurance Corp.	49,348	2,174,766
RLI Corp.	15,310	662,770
Safety Insurance Group, Inc.	10,561	569,344
Selective Insurance Group, Inc.	47,281	1,046,801
Stewart Information Services Corp.	17,164	503,763
The Navigators Group, Inc. (b)	9,274	570,351
United Fire Group, Inc.	17,919	497,611
Universal Insurance Holdings, Inc. (a)	6,444	83,321

		8,148,704

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	4,443	126,848
FTD Cos., Inc. (a)(b)	16,125	550,024
NutriSystem, Inc.	11,210	172,298
PetMed Express, Inc. (a)	10,511	142,949

		992,119

INTERNET SOFTWARE & SERVICES — 0.5%
Dice Holdings, Inc. (b)	12,702	106,443
Digital River, Inc. (b)	15,706	228,051
Liquidity Services, Inc. (a)(b)	20,083	276,141
LivePerson, Inc. (b)	23,005	289,633
Monster Worldwide, Inc. (b)	75,148	413,314
QuinStreet, Inc. (a)(b)	16,351	67,857

		1,381,439

IT SERVICES — 1.4%
CACI International, Inc. (Class A) (b)	19,748	1,407,440
CIBER, Inc. (b)	58,526	200,744
CSG Systems International, Inc. (a)	10,980	288,554
ExlService Holdings, Inc. (b)	14,173	345,963
Forrester Research, Inc.	4,015	147,993
Heartland Payment Systems, Inc. (a)	13,967	666,505
ManTech International Corp. (Class A) (a)	20,144	542,881
Sykes Enterprises, Inc. (b)	16,009	319,860
TeleTech Holdings, Inc. (b)	8,224	202,146

		4,122,086

LEISURE PRODUCTS — 0.2%
Callaway Golf Co. (a)	65,615	475,053

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	31,815	$253,884
Albany Molecular Research, Inc. (a)(b)	3,831	84,550
Luminex Corp. (a)(b)	16,206	316,017
PAREXEL International Corp. (a)(b)	19,449	1,227,037

		1,881,488

MACHINERY — 3.8%
Actuant Corp. (Class A) (a)	37,177	1,134,642
Albany International Corp. (Class A)	14,382	489,563
Astec Industries, Inc.	15,913	580,347
Barnes Group, Inc.	16,875	512,156
Briggs & Stratton Corp. (a)	38,786	698,924
EnPro Industries, Inc. (b)	12,451	753,659
ESCO Technologies, Inc.	22,305	775,768
John Bean Technologies Corp.	9,740	273,986
Lindsay Corp. (a)	5,732	428,467
Lydall, Inc. (b)	6,559	177,159
Mueller Industries, Inc.	48,001	1,369,949
Standex International Corp.	10,844	803,974
Tennant Co.	5,636	378,119
The Toro Co.	19,271	1,141,421
Titan International, Inc. (a)	45,519	538,035
Watts Water Technologies, Inc. (Class A)	14,166	825,169

		10,881,338

MARINE — 0.3%
Matson, Inc.	36,364	910,191

MEDIA — 0.4%
Harte-Hanks, Inc.	37,190	236,901
Scholastic Corp. (a)	22,335	721,867
Sizmek, Inc. (b)	17,880	138,391

		1,097,159

METALS & MINING — 2.4%
A.M. Castle & Co. (a)(b)	14,741	125,888
AK Steel Holding Corp. (a)(b)	94,489	756,857
Century Aluminum Co. (b)	43,623	1,132,889
Globe Specialty Metals, Inc.	29,239	531,858
Haynes International, Inc.	10,685	491,403
Kaiser Aluminum Corp. (a)	15,151	1,154,809
Materion Corp.	17,528	537,584
Olympic Steel, Inc. (a)	7,744	159,294
RTI International Metals, Inc. (b)	9,902	244,183
Stillwater Mining Co. (a)(b)	63,969	961,454
SunCoke Energy, Inc. (b)	31,347	703,740

		6,799,959

MULTI-UTILITIES — 1.1%
Avista Corp. (a)	50,130	1,530,469
NorthWestern Corp.	33,167	1,504,455

		3,034,924

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A)	29,032	406,448
Tuesday Morning Corp. (a)(b)	21,096	409,368

		815,816

OIL, GAS & CONSUMABLE FUELS — 2.1%
Approach Resources, Inc. (a)(b)	30,895	447,978
Arch Coal, Inc. (a)	180,518	382,698
Bill Barrett Corp. (b)	22,200	489,288
Cloud Peak Energy, Inc. (b)	50,936	642,812
Comstock Resources, Inc. (a)	37,686	701,713
Contango Oil & Gas Co. (b)	13,060	434,114
Forest Oil Corp. (a)(b)	61,027	71,402
Green Plains, Inc. (a)	28,908	1,080,870
PDC Energy, Inc. (b)	16,226	816,006
Penn Virginia Corp. (a)(b)	29,610	376,343
PetroQuest Energy, Inc. (b)	34,874	195,992
Swift Energy Co. (a)(b)	37,013	355,325

		5,994,541

PAPER & FOREST PRODUCTS — 1.7%
Boise Cascade Co. (b)	33,348	1,005,109
Clearwater Paper Corp. (b)	16,738	1,006,121
Deltic Timber Corp.	5,482	341,638
Neenah Paper, Inc.	14,070	752,463
P.H. Glatfelter Co.	36,325	797,334
Schweitzer-Mauduit International, Inc.	15,190	627,499
Wausau Paper Corp.	42,018	333,203

		4,863,367

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (a)(b)	9,993	328,070

PHARMACEUTICALS — 0.7%
DepoMed, Inc. (b)	15,604	237,025
Impax Laboratories, Inc. (b)	55,661	1,319,722
Sagent Pharmaceuticals, Inc. (a)(b)	11,402	354,602

		1,911,349

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	12,250	177,870
Exponent, Inc.	4,337	307,407
Heidrick & Struggles International, Inc.	13,831	284,089
Insperity, Inc.	19,190	524,655
Kelly Services, Inc. (Class A)	25,126	393,724
Korn/Ferry International (b)	42,221	1,051,303
Navigant Consulting, Inc. (b)	17,252	239,975
Resources Connection, Inc.	32,425	452,005
TrueBlue, Inc. (b)	12,201	308,197
WageWorks, Inc. (a)(b)	10,291	468,549

		4,207,774

REAL ESTATE INVESTMENT TRUSTS — 10.7%
Acadia Realty Trust (a)	33,099	912,870
Agree Realty Corp.	12,051	329,956
American Assets Trust, Inc.	14,935	492,407
Associated Estates Realty Corp. (a)	32,725	573,015
Aviv REIT, Inc. (a)	13,900	366,265
Capstead Mortgage Corp. (a)	81,028	991,783
Cedar Realty Trust, Inc.	59,600	351,640
Chesapeake Lodging Trust	32,584	949,824
Cousins Properties, Inc.	173,273	2,070,612
DiamondRock Hospitality Co.	82,806	1,049,980
EastGroup Properties, Inc. (a)	14,589	883,948
Education Realty Trust, Inc.	84,914	872,916
EPR Properties	47,943	2,429,751
Franklin Street Properties Corp.	75,376	845,719
Getty Realty Corp. (a)	22,085	375,445
Government Properties Income Trust	58,863	1,289,688
Healthcare Realty Trust, Inc.	82,691	1,958,123

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Inland Real Estate Corp.	22,072	$218,734
Kite Realty Group Trust	70,354	1,705,381
Lexington Realty Trust (a)	117,391	1,149,258
LTC Properties, Inc.	18,255	673,427
Medical Properties Trust, Inc.	48,389	593,249
Parkway Properties, Inc.	42,093	790,507
Pennsylvania Real Estate Investment Trust	58,183	1,160,169
Post Properties, Inc.	29,450	1,511,963
PS Business Parks, Inc.	8,067	614,221
Saul Centers, Inc.	4,872	227,717
Sovran Self Storage, Inc.	16,037	1,192,511
Tanger Factory Outlet Centers, Inc.	40,601	1,328,465
The Geo Group, Inc.	61,467	2,349,269
Universal Health Realty Income Trust (a)	4,652	193,895
Urstadt Biddle Properties, Inc. (Class A)	14,035	284,910

		30,737,618

ROAD & RAIL — 0.8%
ArcBest Corp.	10,077	375,872
Celadon Group, Inc.	14,004	272,378
Heartland Express, Inc. (a)	23,878	572,117
Knight Transportation, Inc. (a)	30,801	843,639
Roadrunner Transportation Systems, Inc. (b)	7,440	169,558

		2,233,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Brooks Automation, Inc.	56,636	595,244
Cabot Microelectronics Corp. (b)	11,918	494,001
CEVA, Inc. (b)	11,652	156,603
Cirrus Logic, Inc. (a)(b)	31,062	647,643
Cohu, Inc.	20,575	246,283
Diodes, Inc. (b)	31,008	741,711
DSP Group, Inc. (b)	10,732	95,193
Entropic Communications, Inc. (a)(b)	50,382	134,016
Exar Corp. (b)	19,416	173,773
GT Advanced Technologies, Inc. (a)(b)	51,044	552,807
Kopin Corp. (b)	33,517	113,958
Kulicke & Soffa Industries, Inc. (b)	64,824	922,446
Micrel, Inc.	38,177	459,269
Microsemi Corp. (b)	32,263	819,803
MKS Instruments, Inc.	44,877	1,497,994
Monolithic Power Systems, Inc.	14,349	632,073
Nanometrics, Inc. (b)	11,732	177,153
Pericom Semiconductor Corp. (b)	16,861	164,226
Power Integrations, Inc.	10,069	542,820
Rubicon Technology, Inc. (a)(b)	18,874	80,215
Rudolph Technologies, Inc. (b)	28,010	253,491
Tessera Technologies, Inc.	23,295	619,181
TriQuint Semiconductor, Inc. (b)	147,330	2,809,583
Ultratech, Inc. (a)(b)	15,619	355,332
Veeco Instruments, Inc. (a)(b)	34,015	1,188,824

		14,473,642

SOFTWARE — 1.5%
Bottomline Technologies, Inc. (a)(b)	16,258	448,558
Ebix, Inc. (a)	25,981	368,411
EPIQ Systems, Inc.	7,430	130,471
Netscout Systems, Inc. (b)	16,248	744,158
Progress Software Corp. (b)	24,039	574,773
Quality Systems, Inc. (a)	17,494	240,892
Take-Two Interactive Software, Inc. (a)(b)	45,233	1,043,525
Tangoe, Inc. (a)(b)	17,111	231,854
Vasco Data Security International (b)	24,800	465,744

		4,248,386

SPECIALTY RETAIL — 5.1%
Aeropostale, Inc. (a)(b)	66,548	218,943
Barnes & Noble, Inc. (b)	36,122	713,048
Big 5 Sporting Goods Corp.	15,280	143,174
Brown Shoe Co., Inc.	37,008	1,004,027
Christopher & Banks Corp. (b)	30,948	306,076
Genesco, Inc. (b)	20,394	1,524,451
Group 1 Automotive, Inc. (a)	17,983	1,307,544
Haverty Furniture Cos., Inc.	9,322	203,126
Hibbett Sports, Inc. (a)(b)	10,194	434,570
Monro Muffler Brake, Inc. (a)	9,875	479,234
Outerwall, Inc. (a)(b)	5,570	312,477
Pep Boys-Manny, Moe & Jack (b)	45,887	408,853
Select Comfort Corp. (b)	29,575	618,709
Sonic Automotive, Inc. (Class A)	29,127	713,903
Stage Stores, Inc.	27,087	463,458
Stein Mart, Inc.	24,029	277,535
The Buckle, Inc. (a)	14,262	647,352
The Cato Corp. (Class A)	21,709	748,092
The Children’s Place, Inc. (a)	18,209	867,841
The Finish Line, Inc. (Class A)	40,460	1,012,714
The Men’s Wearhouse, Inc.	19,822	935,995
Vitamin Shoppe, Inc. (b)	26,174	1,161,864
Zumiez, Inc. (a)(b)	7,796	219,068

		14,722,054

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
QLogic Corp. (b)	74,911	686,185
Super Micro Computer, Inc. (b)	29,026	853,945

		1,540,130

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Crocs, Inc. (b)	72,116	907,219
G-III Apparel Group, Ltd. (a)(b)	7,257	601,315
Oxford Industries, Inc.	4,529	276,224
Perry Ellis International, Inc. (b)	9,864	200,732
Quiksilver, Inc. (a)(b)	104,285	179,370
Skechers U.S.A., Inc. (b)	33,979	1,811,421

		3,976,281

THRIFTS & MORTGAGE FINANCE — 1.0%
Bank Mutual Corp.	14,006	89,779
Brookline Bancorp, Inc.	59,807	511,350
Dime Community Bancshares	24,876	358,214
Northwest Bancshares, Inc.	80,400	972,840
Provident Financial Services, Inc.	45,113	738,500
TrustCo Bank Corp. NY	50,630	326,057

		2,996,740

TOBACCO — 0.1%
Alliance One International, Inc. (b)	69,559	137,031

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aceto Corp.	4,564	$88,177
Applied Industrial Technologies, Inc.	35,111	1,602,817
Kaman Corp.	22,950	901,935
Veritiv Corp. (b)	4,202	210,352

		2,803,281

WATER UTILITIES — 0.2%
American States Water Co.	19,463	592,064

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (a)	8,013	85,258
Spok Holdings, Inc.	18,600	241,986

		327,244

TOTAL COMMON STOCKS —
(Cost $271,795,552)		286,193,198

SHORT TERM INVESTMENTS — 15.6%
MONEY MARKET FUNDS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	44,324,083	44,324,083
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	330,835	330,835

TOTAL SHORT TERM INVESTMENTS —
(Cost $44,654,918)		44,654,918

TOTAL INVESTMENTS — 115.4% (f)
(Cost $316,450,470)		330,848,116
OTHER ASSETS & LIABILITIES — (15.4)%		(44,159,280)

NET ASSETS — 100.0%		$286,688,836

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	23,665	$701,382
National Australia Bank, Ltd.	24,729	704,136

		1,405,518

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,860	763,639

BRAZIL — 1.8%
Cia Energetica de Minas Gerais	106,502	651,725
Petroleo Brasileiro SA ADR	43,289	644,573
Petroleo Brasileiro SA Preference Shares	1,500	11,077
Vale SA Preference Shares	70,677	686,112

		1,993,487

CANADA — 2.0%
Canadian Oil Sands, Ltd.	39,446	729,233
Potash Corp. of Saskatchewan, Inc. (a)	22,239	771,713
Royal Bank of Canada	10,320	739,221

		2,240,167

CHINA — 2.5%
China Construction Bank Corp.	1,027,461	719,809
China Petroleum & Chemical Corp. (Class H)	752,744	659,188
Industrial & Commercial Bank of China (Class H)	1,150,016	716,807
PetroChina Co., Ltd. (Class H)	563,431	721,966

		2,817,770

DENMARK — 0.6%
Vestas Wind Systems A/S (b)	18,658	729,513

FINLAND — 0.7%
Sampo Oyj (Class A)	15,818	767,312

FRANCE — 5.2%
BNP Paribas	10,968	727,682
Carrefour SA	22,962	709,505
Compagnie de Saint-Gobain	15,744	720,664
GDF Suez	30,379	762,153
LVMH Moet Hennessy Louis Vuitton SA	4,347	706,736
Societe Generale SA	14,212	725,673
Total SA (a)	11,832	769,011
Vinci SA	12,825	745,335

		5,866,759

GERMANY — 4.5%
Allianz SE	4,422	716,975
BASF SE	7,640	700,969
Daimler AG	9,345	716,922
Deutsche Bank AG	21,720	762,084
E.ON AG	40,852	748,033
SAP SE	9,885	713,021
Siemens AG	6,097	726,841

		5,084,845

HONG KONG — 1.9%
China Mobile, Ltd.	59,521	687,951
CLP Holdings, Ltd.	90,834	729,353
Hutchison Whampoa, Ltd.	58,759	711,304

		2,128,608

INDIA — 1.3%
Infosys, Ltd. ADR	12,553	759,331
Reliance Industries, Ltd.	7,452	114,109
Reliance Industries, Ltd. GDR (c)	19,022	580,171

		1,453,611

ITALY — 1.3%
Assicurazioni Generali SpA	36,247	762,845
UniCredit SpA	93,527	739,606

		1,502,451

JAPAN — 9.9%
Bridgestone Corp.	22,149	731,334
Canon, Inc.	23,321	759,083
Honda Motor Co., Ltd. (a)	22,175	768,175
Komatsu, Ltd.	32,403	749,261
Mitsubishi Corp.	36,489	747,110
Mitsubishi UFJ Financial Group, Inc.	132,247	747,706
Mitsui & Co., Ltd.	47,151	743,404
Mizuho Financial Group, Inc. (a)	402,741	719,239
Nippon Steel & Sumitomo Metal Corp.	279,961	726,349
Panasonic Corp. (a)	62,244	740,210
Seven & I Holdings Co., Ltd.	20,096	779,328
Softbank Corp.	9,800	686,925
Sony Corp.	38,462	698,098
Takeda Pharmaceutical Co., Ltd. (a)	17,009	739,313
Toyota Motor Corp.	12,974	764,401

		11,099,936

LUXEMBOURG — 0.6%
ArcelorMittal (a)	53,216	732,754

MEXICO — 0.7%
America Movil SAB de CV	591,676	747,181

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	173,382	756,731

RUSSIA — 0.7%
Gazprom OAO ADR	105,224	740,777

SOUTH AFRICA — 0.6%
MTN Group, Ltd.	33,326	702,963

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	1,312	735,376

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	61,228	738,734
Banco Santander SA	76,549	735,988
Telefonica SA	49,353	764,040

		2,238,762

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	59,738	759,114

SWITZERLAND — 4.0%
ABB, Ltd. (b)	33,291	748,394
Credit Suisse Group AG (b)	28,177	780,581
Nestle SA	10,032	737,570
Novartis AG	8,125	766,582
Roche Holding AG	2,591	767,673
UBS AG (b)	43,241	753,946

		4,554,746

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,166	$750,010

UNITED KINGDOM — 7.2%
Anglo American PLC	31,624	709,539
AstraZeneca PLC	10,371	746,747
BAE Systems PLC	102,176	781,005
BP PLC	99,752	733,287
GlaxoSmithKline PLC	32,546	745,526
HSBC Holdings PLC	71,339	724,092
National Grid PLC	52,582	756,961
Rio Tinto PLC	14,633	719,141
Royal Dutch Shell PLC (Class A)	19,629	751,949
Tesco PLC	206,371	622,948
Vodafone Group PLC	230,285	763,080

		8,054,275

UNITED STATES — 47.5%
3M Co. (a)	5,262	745,520
Abbott Laboratories	17,971	747,414
Alcoa, Inc.	45,777	736,552
Amazon.com, Inc. (b)	2,298	740,967
American Express Co.	8,750	765,975
Amgen, Inc.	5,484	770,283
Apple, Inc.	7,544	760,058
AT&T, Inc. (a)	22,138	780,143
Bank of America Corp.	45,630	777,991
Baxter International, Inc.	10,227	733,992
Berkshire Hathaway, Inc. (Class B) (b)	5,584	771,374
Carnival Corp. (a)	19,515	783,918
Caterpillar, Inc. (a)	7,259	718,859
Chevron Corp.	6,240	744,557
Cisco Systems, Inc.	30,295	762,525
Colgate-Palmolive Co.	11,844	772,466
ConocoPhillips	9,768	747,447
CVS Health Corp.	9,500	756,105
Deere & Co. (a)	9,285	761,277
Duke Energy Corp.	10,418	778,954
E. I. du Pont de Nemours & Co. (a)	11,770	844,615
eBay, Inc. (b)	14,678	831,215
Express Scripts Holding Co. (b)	10,342	730,455
Exxon Mobil Corp.	7,949	747,603
Facebook, Inc. (Class A) (b)	9,884	781,231
FedEx Corp.	4,988	805,313
Freeport-McMoRan, Inc.	22,244	726,267
General Electric Co.	29,434	754,099
Gilead Sciences, Inc. (a)(b)	7,394	787,091
Google, Inc. (Class A) (b)	662	389,527
Google, Inc. (Class C) (b)	664	383,367
Hewlett-Packard Co.	20,821	738,521
Honeywell International, Inc.	8,105	754,738
Intel Corp.	22,056	767,990
International Business Machines Corp.	4,007	760,649
Johnson & Johnson	7,281	776,082
JPMorgan Chase & Co.	12,635	761,132
McDonald’s Corp.	8,162	773,839
Medtronic, Inc.	11,755	728,222
Merck & Co., Inc.	12,861	762,400
Microsoft Corp.	16,301	755,714
Mondelez International, Inc. (Class A)	21,558	738,685
Monsanto Co.	6,723	756,405
NIKE, Inc. (Class B)	9,278	827,598
Pfizer, Inc.	25,950	767,342
Philip Morris International, Inc.	9,130	761,442
QUALCOMM, Inc.	10,093	754,654
Schlumberger, Ltd.	7,489	761,556
Southwest Airlines Co.	22,550	761,514
Starbucks Corp.	10,076	760,335
The Bank of New York Mellon Corp.	19,131	740,944
The Boeing Co.	5,954	758,421
The Coca-Cola Co.	18,426	786,053
The Goldman Sachs Group, Inc.	4,170	765,487
The Home Depot, Inc.	8,585	787,588
The NASDAQ OMX Group, Inc. (a)	17,369	736,793
The Priceline Group, Inc. (b)	654	757,711
The Procter & Gamble Co.	9,140	765,384
The Travelers Cos., Inc. (a)	8,300	779,702
The Walt Disney Co.	8,543	760,583
The Williams Cos., Inc.	13,627	754,254
Time Warner, Inc.	9,896	744,278
Twenty-First Century Fox, Inc. (Class A)	21,715	744,607
Union Pacific Corp.	7,100	769,782
United Parcel Service, Inc. (Class B)	7,792	765,876
United Technologies Corp.	7,044	743,846
UnitedHealth Group, Inc. (a)	8,899	767,539
Verizon Communications, Inc.	15,789	789,292
Visa, Inc. (Class A) (a)	3,501	747,008
Wal-Mart Stores, Inc. (a)	10,111	773,188
Wells Fargo & Co.	14,777	766,483

		53,410,797

TOTAL COMMON STOCKS —
(Cost $100,245,752)		112,037,102

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14) (a)(b) (Cost $6,214)	61,228	6,111

SHORT TERM INVESTMENTS — 8.6%
MONEY MARKET FUNDS — 8.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,644,508	9,644,508
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	15,455	15,455

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,659,963)		9,659,963

TOTAL INVESTMENTS — 108.3% (h)
(Cost $109,911,929)		121,703,176
OTHER ASSETS & LIABILITIES — (8.3)%		(9,314,604)

NET ASSETS — 100.0%		$112,388,572

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 5.5%
Cousins Properties, Inc.	1,072,449	$12,815,766
Liberty Property Trust	766,455	25,492,293
PS Business Parks, Inc.	100,230	7,631,512
Vornado Realty Trust	903,222	90,286,071
Washington Real Estate Investment Trust (a)	344,867	8,752,725

		144,978,367

INDUSTRIAL REITS — 5.6%
DCT Industrial Trust, Inc.	1,740,158	13,068,587
DuPont Fabros Technology, Inc. (a)	337,487	9,125,648
EastGroup Properties, Inc. (a)	163,618	9,913,615
First Industrial Realty Trust, Inc.	571,365	9,661,782
First Potomac Realty Trust (a)	312,078	3,666,917
ProLogis	2,587,663	97,554,895
Rexford Industrial Realty, Inc.	195,600	2,707,104

		145,698,548

OFFICE REITS — 16.3%
Alexandria Real Estate Equities, Inc.	371,309	27,384,039
BioMed Realty Trust, Inc. (a)	1,009,800	20,397,960
Boston Properties, Inc.	792,386	91,726,603
Brandywine Realty Trust	911,281	12,821,724
Columbia Property Trust, Inc.	646,782	15,438,686
Corporate Office Properties Trust	453,760	11,670,707
Digital Realty Trust, Inc. (a)	701,266	43,744,973
Douglas Emmett, Inc.	697,970	17,916,890
Duke Realty Corp.	1,765,073	30,323,954
Equity Commonwealth	666,500	17,135,715
Franklin Street Properties Corp.	463,891	5,204,857
Highwoods Properties, Inc. (a)	467,626	18,190,651
Kilroy Realty Corp.	430,463	25,586,721
Mack-Cali Realty Corp. (a)	433,169	8,277,860
New York REIT, Inc. (a)	830,200	8,534,456
Parkway Properties, Inc.	384,955	7,229,455
Piedmont Office Realty Trust, Inc. (Class A)	798,738	14,089,738
SL Green Realty Corp.	494,724	50,125,436

		425,800,425

RESIDENTIAL REITS — 18.8%
American Campus Communities, Inc.	543,051	19,794,209
American Homes 4 Rent (Class A)	714,535	12,068,496
Apartment Investment & Management Co. (Class A)	756,109	24,059,388
Associated Estates Realty Corp. (a)	298,345	5,224,021
AvalonBay Communities, Inc.	678,407	95,635,035
Camden Property Trust	442,871	30,349,950
Education Realty Trust, Inc. (a)	727,797	7,481,753
Equity Lifestyle Properties, Inc.	412,525	17,474,559
Equity Residential	1,870,716	115,198,691
Essex Property Trust, Inc.	328,551	58,728,491
Home Properties, Inc.	295,664	17,219,471
Mid-America Apartment Communities, Inc.	389,165	25,548,682
Post Properties, Inc.	281,590	14,456,831
Silver Bay Realty Trust Corp. (a)	193,684	3,139,618
Sun Communities, Inc. (a)	228,961	11,562,531
UDR, Inc.	1,302,670	35,497,757

		493,439,483

RETAIL REITS — 26.2%
Acadia Realty Trust (a)	305,222	8,418,023
Brixmor Property Group, Inc.	380,462	8,469,084
CBL & Associates Properties, Inc. (a)	881,205	15,773,569
Cedar Realty Trust, Inc.	363,737	2,146,048
DDR Corp. (a)	1,544,040	25,831,789
Equity One, Inc.	396,612	8,578,718
Federal Realty Investment Trust (a)	350,430	41,511,938
General Growth Properties, Inc.	3,241,740	76,342,977
Glimcher Realty Trust	752,285	10,185,939
Inland Real Estate Corp. (a)	445,774	4,417,620
Kimco Realty Corp.	2,127,208	46,607,127
Kite Realty Group Trust	430,445	10,433,987
Pennsylvania Real Estate Investment Trust	355,739	7,093,436
Ramco-Gershenson Properties Trust	395,036	6,419,335
Regency Centers Corp. (a)	477,959	25,728,533
Rouse Properties, Inc. (a)	179,295	2,899,200
Saul Centers, Inc.	58,231	2,721,717
Simon Property Group, Inc.	1,608,349	264,444,743
Tanger Factory Outlet Centers, Inc.	496,272	16,238,020
Taubman Centers, Inc. (a)	327,671	23,919,983
The Macerich Co.	728,144	46,477,431
Washington Prime Group, Inc. (a)	803,024	14,036,860
Weingarten Realty Investors (a)	582,049	18,334,543

		687,030,620

SPECIALIZED REITS — 27.2%
Ashford Hospitality Prime, Inc. (a)	115,793	1,763,527
Ashford Hospitality Trust, Inc. (a)	401,963	4,108,062
CubeSmart	768,222	13,812,632
DiamondRock Hospitality Co.	1,012,815	12,842,494
Extra Space Storage, Inc.	570,399	29,415,476
FelCor Lodging Trust, Inc.	572,458	5,358,207
HCP, Inc.	2,374,611	94,295,803
Health Care REIT, Inc. (a)	1,676,045	104,534,927
Healthcare Realty Trust, Inc.	504,359	11,943,221
Hersha Hospitality Trust	1,014,783	6,464,168
Hospitality Properties Trust	775,282	20,816,322
Host Hotels & Resorts, Inc.	3,917,587	83,562,131
LaSalle Hotel Properties (a)	538,609	18,441,972
LTC Properties, Inc.	180,367	6,653,739
Pebblebrook Hotel Trust	330,666	12,347,068
Public Storage	750,567	124,474,031
Senior Housing Properties Trust	1,054,568	22,061,563
Sovran Self Storage, Inc.	172,237	12,807,543
Strategic Hotels & Resorts, Inc. (b)	1,290,556	15,034,977
Sunstone Hotel Investors, Inc.	1,062,987	14,690,480
Universal Health Realty Income Trust (a)	69,763	2,907,722
Ventas, Inc. (a)	1,523,360	94,372,152

		712,708,217

TOTAL COMMON STOCKS —
(Cost $2,283,034,388)		2,609,655,660

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	105,429,420	$105,429,420
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	5,103,466	5,103,466

TOTAL SHORT TERM INVESTMENTS —
(Cost $110,532,886)		110,532,886

TOTAL INVESTMENTS — 103.8% (f)
(Cost $2,393,567,274)		2,720,188,546
OTHER ASSETS & LIABILITIES — (3.8)%		(100,076,400)

NET ASSETS — 100.0%		$2,620,112,146

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.5%
Northern Trust Corp.	654,049	$44,494,954
The Bank of New York Mellon Corp.	1,140,125	44,157,041

		88,651,995

DIVERSIFIED BANKS — 7.1%
Bank of America Corp.	2,709,457	46,196,242
Comerica, Inc.	887,845	44,267,951
U.S. Bancorp	1,077,947	45,090,523
Wells Fargo & Co.	879,868	45,638,753

		181,193,469

OTHER DIVERSIFIED FINANCIAL SERVICES — 5.3%
Citigroup, Inc.	868,525	45,006,965
JPMorgan Chase & Co.	757,823	45,651,258
Voya Financial, Inc.	1,149,377	44,940,641

		135,598,864

REGIONAL BANKS — 67.1%
Associated Banc-Corp. (a)	2,455,022	42,766,483
BancorpSouth, Inc. (a)	2,112,869	42,553,182
Bank of Hawaii Corp. (a)	758,322	43,080,273
Bank of the Ozarks, Inc.	1,349,128	42,524,515
BB&T Corp.	1,192,080	44,357,297
CIT Group, Inc.	940,645	43,232,044
City National Corp.	579,312	43,836,539
Commerce Bancshares, Inc. (a)	975,598	43,555,573
Cullen/Frost Bankers, Inc. (a)	564,481	43,188,441
East West Bancorp, Inc.	1,284,468	43,671,912
F.N.B. Corp.	3,562,389	42,713,044
Fifth Third Bancorp	2,203,455	44,113,169
First Horizon National Corp.	3,619,037	44,441,774
First Republic Bank	930,855	45,965,620
FirstMerit Corp.	2,467,013	43,419,429
Fulton Financial Corp.	3,845,433	42,607,398
Glacier Bancorp, Inc.	1,111,840	28,752,182
Hancock Holding Co.	1,361,582	43,638,703
Huntington Bancshares, Inc.	4,490,772	43,695,212
IBERIABANK Corp.	662,017	41,382,683
Investors Bancorp, Inc.	4,320,142	43,763,038
KeyCorp	3,265,663	43,531,288
M&T Bank Corp. (a)	361,177	44,529,512
PacWest Bancorp	1,034,617	42,657,259
PNC Financial Services Group, Inc.	527,615	45,153,292
Popular, Inc. (b)	1,452,965	42,768,025
Prosperity Bancshares, Inc.	741,402	42,385,952
Regions Financial Corp.	4,395,246	44,128,270
Signature Bank (b)	386,918	43,358,031
SunTrust Banks, Inc.	1,164,327	44,279,356
Susquehanna Bancshares, Inc.	4,328,340	43,283,400
SVB Financial Group (b)	392,996	44,050,922
Synovus Financial Corp.	1,826,960	43,189,334
TCF Financial Corp.	2,753,750	42,765,737
Texas Capital Bancshares, Inc. (b)	799,684	46,125,773
UMB Financial Corp. (a)	775,125	42,283,069
Umpqua Holdings Corp.	2,592,781	42,703,103
Valley National Bancorp (a)	4,544,570	44,036,883
Wintrust Financial Corp.	950,527	42,460,041
Zions Bancorporation	1,537,940	44,692,536

		1,725,640,294

THRIFTS & MORTGAGE FINANCE — 16.8%
BankUnited, Inc.	1,404,060	42,809,789
First Niagara Financial Group, Inc.	5,105,589	42,529,556
Hudson City Bancorp, Inc.	4,490,714	43,649,740
MGIC Investment Corp. (a)(b)	5,389,932	42,095,369
New York Community Bancorp, Inc. (a)	2,809,781	44,591,225
Ocwen Financial Corp. (a)(b)	1,637,561	42,871,347
People’s United Financial, Inc. (a)	3,028,729	43,825,709
Radian Group, Inc. (a)	3,094,626	44,129,367
Washington Federal, Inc. (a)	2,102,698	42,810,931
Webster Financial Corp.	1,485,660	43,292,132

		432,605,165

TOTAL COMMON STOCKS —
(Cost $2,331,963,468)		2,563,689,787

SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	265,091,496	265,091,496
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	3,004,023	3,004,023

TOTAL SHORT TERM INVESTMENTS —
(Cost $268,095,519)		268,095,519

TOTAL INVESTMENTS — 110.2% (f)
(Cost $2,600,058,987)		2,831,785,306
OTHER ASSETS & LIABILITIES — (10.2)%		(261,863,280)

NET ASSETS — 100.0%		$2,569,922,026

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 56.4%
Actua Corp. (a)	58,569	$938,275
Affiliated Managers Group, Inc. (a)	25,274	5,063,899
Ameriprise Financial, Inc.	41,715	5,146,797
Arlington Asset Investment Corp. (Class A) (b)	78,084	1,984,114
Artisan Partners Asset Management, Inc.	97,765	5,088,668
BlackRock, Inc.	15,807	5,189,754
Cohen & Steers, Inc. (b)	40,423	1,553,860
Eaton Vance Corp.	132,894	5,014,091
Federated Investors, Inc. (Class B) (b)	170,145	4,995,457
Financial Engines, Inc. (b)	144,939	4,959,088
Franklin Resources, Inc.	93,892	5,127,442
Invesco, Ltd.	127,558	5,035,990
Janus Capital Group, Inc. (b)	450,588	6,551,550
Legg Mason, Inc.	103,625	5,301,455
Northern Trust Corp.	74,798	5,088,508
NorthStar Asset Management Group, Inc. (a)	271,800	5,006,556
SEI Investments Co.	139,697	5,051,444
State Street Corp. (c)	70,294	5,174,341
T. Rowe Price Group, Inc.	65,486	5,134,102
The Bank of New York Mellon Corp.	130,414	5,050,934
Virtus Investment Partners, Inc.	18,557	3,223,351
Waddell & Reed Financial, Inc. (Class A)	96,917	5,009,640
WisdomTree Investments, Inc. (a)(b)	416,026	4,734,376

		105,423,692

DIVERSIFIED CAPITAL MARKETS — 1.4%
HFF, Inc. (Class A)	93,732	2,713,541

INVESTMENT BANKING & BROKERAGE — 39.4%
BGC Partners, Inc. (Class A)	425,055	3,158,159
Cowen Group, Inc. (Class A) (a)	264,166	990,623
E*TRADE Financial Corp. (a)	224,963	5,081,914
Evercore Partners, Inc. (Class A)	103,335	4,856,745
FXCM, Inc. (Class A) (b)	125,058	1,982,169
Greenhill & Co., Inc. (b)	106,725	4,961,645
Investment Technology Group, Inc. (a)	117,699	1,854,936
KCG Holdings, Inc. (Class A) (a)	225,045	2,279,706
Lazard, Ltd. (Class A)	96,599	4,897,569
LPL Investment Holdings, Inc.	108,980	5,018,529
Morgan Stanley	148,683	5,139,971
Piper Jaffray Co., Inc. (a)	56,599	2,956,732
Raymond James Financial, Inc.	95,505	5,117,158
RCS Capital Corp. (Class A)	217,300	4,893,596
Stifel Financial Corp. (a)	101,489	4,758,819
TD Ameritrade Holding Corp.	155,765	5,197,878
The Charles Schwab Corp.	176,329	5,182,309
The Goldman Sachs Group, Inc.	28,410	5,215,224

		73,543,682

MORTGAGE REIT — 2.6%
Walter Investment Management Corp. (a)(b)	217,560	4,775,442

TOTAL COMMON STOCKS —
(Cost $185,619,789)		186,456,357

SHORT TERM INVESTMENTS — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	24,759,442	24,759,442
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	304,910	304,910

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,064,352)		25,064,352

TOTAL INVESTMENTS — 113.2% (g)
(Cost $210,684,141)		211,520,709
OTHER ASSETS & LIABILITIES — (13.2)%		(24,643,412)

NET ASSETS — 100.0%		$186,877,297

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 10.3%
Aon PLC	72,519	$6,357,741
Arthur J. Gallagher & Co.	138,017	6,260,451
Brown & Brown, Inc.	191,906	6,169,778
Marsh & McLennan Cos., Inc.	119,800	6,270,332
Willis Group Holdings PLC	148,109	6,131,712

		31,190,014

LIFE & HEALTH INSURANCE — 23.9%
Aflac, Inc.	105,591	6,150,676
CNO Financial Group, Inc.	362,275	6,144,184
Lincoln National Corp.	115,085	6,166,254
MetLife, Inc.	113,745	6,110,381
Primerica, Inc. (a)	126,922	6,120,179
Principal Financial Group, Inc.	116,794	6,128,181
Protective Life Corp.	90,657	6,292,502
Prudential Financial, Inc.	69,407	6,103,652
StanCorp Financial Group, Inc.	97,526	6,161,693
Symetra Financial Corp.	194,052	4,527,233
Torchmark Corp.	117,665	6,162,116
Unum Group	175,679	6,039,844

		72,106,895

MULTI-LINE INSURANCE — 14.5%
American Financial Group, Inc.	107,167	6,203,898
American International Group, Inc.	114,298	6,174,378
Assurant, Inc.	97,607	6,276,130
Genworth Financial, Inc. (Class A) (b)	479,149	6,276,852
HCC Insurance Holdings, Inc.	129,335	6,245,587
Loews Corp.	148,807	6,199,299
The Hartford Financial Services Group, Inc.	169,915	6,329,334

		43,705,478

PROPERTY & CASUALTY INSURANCE — 34.7%
ACE, Ltd.	60,195	6,312,650
Alleghany Corp. (b)	14,795	6,186,529
Allied World Assurance Company Holdings, Ltd.	170,630	6,286,009
Aspen Insurance Holdings, Ltd.	149,694	6,402,412
Assured Guaranty, Ltd.	266,274	5,900,632
Axis Capital Holdings, Ltd.	132,537	6,272,976
Cincinnati Financial Corp.	131,378	6,181,335
First American Financial Corp.	225,446	6,114,096
MBIA, Inc. (b)	627,993	5,764,976
Old Republic International Corp.	426,651	6,092,576
ProAssurance Corp.	120,481	5,309,598
The Allstate Corp.	103,444	6,348,358
The Chubb Corp.	69,503	6,330,333
The Hanover Insurance Group, Inc.	103,268	6,342,721
The Progressive Corp.	251,781	6,365,024
The Travelers Cos., Inc.	68,286	6,414,787
W.R. Berkley Corp.	131,673	6,293,969

		104,918,981

REINSURANCE — 16.5%
Arch Capital Group, Ltd. (b)	116,911	6,397,370
Endurance Specialty Holdings, Ltd.	111,328	6,143,079
Everest Re Group, Ltd.	38,998	6,318,066
PartnerRe, Ltd.	56,213	6,177,247
Reinsurance Group of America, Inc.	75,572	6,055,584
RenaissanceRe Holdings, Ltd. (a)	62,432	6,242,576
Validus Holdings, Ltd.	163,446	6,397,276
XL Group PLC	188,733	6,260,274

		49,991,472

TOTAL COMMON STOCKS —
(Cost $304,403,961)		301,912,840

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,403,547	7,403,547
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	601,683	601,683

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,005,230)		8,005,230

TOTAL INVESTMENTS — 102.5% (f)
(Cost $312,409,191)		309,918,070
OTHER ASSETS & LIABILITIES — (2.5)%		(7,600,794)

NET ASSETS — 100.0%		$302,317,276

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
HOUSEHOLD DURABLES — 21.0%
D.R. Horton, Inc.	5,375	$110,295
Lennar Corp. (Class A) (a)	2,953	114,665
M.D.C. Holdings, Inc. (a)	4,187	106,015
M/I Homes, Inc. (a)(b)	2,387	47,310
NVR, Inc. (b)	100	113,002
Pulte Group, Inc.	6,142	108,468
Standard Pacific Corp. (a)(b)	14,419	107,998
Taylor Morrison Home Corp. (Class A) (b)	4,273	69,308
The Ryland Group, Inc. (a)	3,124	103,842
Toll Brothers, Inc. (b)	3,488	108,686
TRI Pointe Homes, Inc. (b)	8,193	106,018

		1,095,607

INSURANCE — 49.9%
ACE, Ltd.	1,100	115,357
Allied World Assurance Company Holdings, Ltd.	3,119	114,904
Ambac Financial Group, Inc. (b)	4,969	109,815
Amtrust Financial Services, Inc. (a)	2,744	109,266
Arch Capital Group, Ltd. (b)	2,137	116,937
Argo Group International Holdings, Ltd. (a)	1,330	66,912
Aspen Insurance Holdings, Ltd.	2,737	117,061
Assured Guaranty, Ltd.	4,867	107,853
Axis Capital Holdings, Ltd.	2,423	114,681
Cincinnati Financial Corp.	2,401	112,967
CNA Financial Corp. (a)	1,290	49,059
Employers Holdings, Inc. (a)	1,168	22,484
First American Financial Corp. (a)	4,121	111,761
Hilltop Holdings, Inc. (b)	2,584	51,809
MBIA, Inc. (b)	11,478	105,368
Mercury General Corp. (a)	1,351	65,942
Old Republic International Corp.	7,800	111,384
ProAssurance Corp. (a)	2,105	92,767
RLI Corp. (a)	1,109	48,009
Stewart Information Services Corp. (a)	1,387	40,708
The Allstate Corp.	1,891	116,051
The Chubb Corp. (a)	1,271	115,763
The Hanover Insurance Group, Inc.	1,887	115,899
The Progressive Corp.	4,603	116,364
The Travelers Cos., Inc.	1,248	117,237
W.R. Berkley Corp. (a)	2,406	115,007
XL Group PLC (a)	3,451	114,470

		2,595,835

THRIFTS & MORTGAGE FINANCE — 28.7%
Astoria Financial Corp. (a)	4,869	60,327
BofI Holding, Inc. (a)(b)	1,526	110,955
Brookline Bancorp, Inc.	2,258	19,306
Capitol Federal Financial, Inc. (a)	6,510	76,948
EverBank Financial Corp. (a)	4,279	75,567
Home Loan Servicing Solutions, Ltd. (a)	5,154	109,213
Hudson City Bancorp, Inc.	11,387	110,682
MGIC Investment Corp. (a)(b)	13,668	106,747
Nationstar Mortgage Holdings, Inc. (b)	3,571	122,271
New York Community Bancorp, Inc. (a)	7,125	113,074
Northwest Bancshares, Inc. (a)	4,335	52,453
Ocwen Financial Corp. (a)(b)	4,152	108,699
Oritani Financial Corp.	1,544	21,755
People’s United Financial, Inc. (a)	7,680	111,130
Provident Financial Services, Inc. (a)	2,040	33,395
Radian Group, Inc. (a)	7,847	111,898
TFS Financial Corp. (a)	2,668	38,206
Washington Federal, Inc. (a)	5,332	108,560

		1,491,186

TOTAL COMMON STOCKS —
(Cost $4,461,081)		5,182,628

SHORT TERM INVESTMENTS — 24.3%
MONEY MARKET FUNDS — 24.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,249,488	1,249,488
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	12,356	12,356

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,261,844)		1,261,844

TOTAL INVESTMENTS — 123.9% (f)
(Cost $5,722,925)		6,444,472
OTHER ASSETS & LIABILITIES — (23.9)%		(1,243,688)

NET ASSETS — 100.0%		$5,200,784

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 95.4%
Associated Banc-Corp. (a)	1,816,547	$31,644,249
BancorpSouth, Inc. (a)	1,563,400	31,486,876
Bank of Hawaii Corp. (a)	561,076	31,874,728
Bank of the Ozarks, Inc. (a)	998,285	31,465,943
Banner Corp.	346,563	13,332,279
BB&T Corp.	882,172	32,825,620
BBCN Bancorp, Inc.	1,743,866	25,443,005
BOK Financial Corp. (a)	349,032	23,203,647
Boston Private Financial Holdings, Inc. (a)	1,727,958	21,409,400
Cardinal Financial Corp. (a)	415,169	7,086,935
Cathay General Bancorp	1,255,554	31,175,406
Central Pacific Financial Corp. (a)	650,710	11,667,230
CIT Group, Inc.	696,058	31,990,826
City National Corp.	428,575	32,430,270
Columbia Banking System, Inc.	958,747	23,786,513
Commerce Bancshares, Inc.	721,786	32,224,136
Community Bank System, Inc. (a)	668,768	22,463,917
Cullen/Frost Bankers, Inc. (a)	417,590	31,949,811
CVB Financial Corp. (a)	1,696,442	24,343,943
East West Bancorp, Inc.	950,531	32,318,054
F.N.B. Corp. (a)	2,636,053	31,606,275
Fifth Third Bancorp	1,630,470	32,642,009
First BanCorp- Puerto Rico (b)	3,682,822	17,493,404
First Commonwealth Financial Corp.	1,859,426	15,600,584
First Financial Bancorp	848,843	13,437,185
First Financial Bankshares, Inc. (a)	733,853	20,393,775
First Horizon National Corp. (a)	2,677,877	32,884,330
First Interstate Bancsystem, Inc.	431,098	11,454,274
First Midwest Bancorp, Inc.	1,413,366	22,741,059
First Republic Bank	688,833	34,014,574
FirstMerit Corp.	1,825,408	32,127,181
Fulton Financial Corp. (a)	2,845,335	31,526,312
Glacier Bancorp, Inc. (a)	946,858	24,485,748
Hancock Holding Co.	1,007,591	32,293,292
Hanmi Financial Corp. (a)	573,026	11,552,204
Home Bancshares, Inc. (a)	824,336	24,243,722
Huntington Bancshares, Inc.	3,322,923	32,332,041
IBERIABANK Corp.	489,915	30,624,587
Independent Bank Corp.-Massachusetts (a)	314,761	11,243,263
International Bancshares Corp. (a)	771,987	19,041,059
Investors Bancorp, Inc.	3,196,790	32,383,483
KeyCorp	2,416,452	32,211,305
M&T Bank Corp. (a)	267,207	32,943,951
MB Financial, Inc.	1,149,583	31,820,457
National Penn Bancshares, Inc.	2,869,676	27,864,554
NBT Bancorp, Inc. (a)	376,159	8,471,101
OFG Bancorp	1,648,626	24,696,417
Old National Bancorp	2,467,918	32,008,896
PacWest Bancorp	765,466	31,560,163
Pinnacle Financial Partners, Inc.	733,731	26,487,689
PNC Financial Services Group, Inc.	390,367	33,407,608
Popular, Inc. (b)	1,075,135	31,646,599
PrivateBancorp, Inc.	1,090,327	32,611,681
Prosperity Bancshares, Inc.	548,688	31,368,493
Regions Financial Corp.	3,252,248	32,652,570
Signature Bank (b)	286,320	32,085,019
Southside Bancshares, Inc.	466,986	15,527,284
State Bank Financial Corp. (a)	391,514	6,358,187
SunTrust Banks, Inc.	861,527	32,763,872
Susquehanna Bancshares, Inc.	3,202,783	32,027,830
SVB Financial Group (b)	290,757	32,590,952
Synovus Financial Corp.	1,351,810	31,956,788
TCF Financial Corp.	2,037,674	31,645,077
Texas Capital Bancshares, Inc. (b)	591,768	34,133,178
The Bancorp, Inc. (b)	2,879,696	24,736,589
The National Bank Holdings Corp. (Class A)	690,344	13,199,377
Trustmark Corp. (a)	1,364,310	31,426,881
UMB Financial Corp.	573,598	31,289,771
Umpqua Holdings Corp.	1,918,602	31,599,375
United Bankshares, Inc. (a)	997,008	30,837,457
United Community Banks, Inc.	1,028,995	16,937,258
Valley National Bancorp (a)	3,362,858	32,586,094
ViewPoint Financial Group	607,557	14,544,915
Westamerica Bancorporation (a)	660,537	30,728,181
Western Alliance Bancorp (b)	1,393,260	33,298,914
Wilshire Bancorp, Inc.	1,430,999	13,208,121
Wintrust Financial Corp. (a)	703,390	31,420,431
Zions Bancorporation	1,137,889	33,067,054

		2,065,963,238

THRIFTS & MORTGAGE FINANCE — 4.4%
BankUnited, Inc.	1,038,883	31,675,543
First Niagara Financial Group, Inc.	3,777,941	31,470,248
Webster Financial Corp.	1,099,290	32,033,311

		95,179,102

TOTAL COMMON STOCKS —
(Cost $2,333,387,565)		2,161,142,340

SHORT TERM INVESTMENTS — 6.2%
MONEY MARKET FUNDS — 6.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	132,769,265	132,769,265
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	617,264	617,264

TOTAL SHORT TERM INVESTMENTS —
(Cost $133,386,529)		133,386,529

TOTAL INVESTMENTS — 106.0% (f)
(Cost $2,466,774,094)		2,294,528,869
OTHER ASSETS & LIABILITIES — (6.0)%		(129,503,069)

NET ASSETS — 100.0%		$2,165,025,800

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
COMMUNICATIONS EQUIPMENT — 13.7%
Cisco Systems, Inc.	280,150	$7,051,376
Juniper Networks, Inc.	271,854	6,021,566
Motorola Solutions, Inc.	90,196	5,707,603
QUALCOMM, Inc.	81,268	6,076,408
Telefonaktiebolaget LM Ericsson (Class B) ADR	500,421	6,300,300

		31,157,253

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Corning, Inc.	339,489	6,565,717

INTERNET & CATALOG RETAIL — 7.7%
Amazon.com, Inc. (a)	14,724	4,747,606
Netflix, Inc. (a)	15,749	7,105,634
The Priceline Group, Inc. (a)	4,970	5,758,143

		17,611,383

INTERNET SOFTWARE & SERVICES — 11.7%
eBay, Inc. (a)	108,461	6,142,147
Facebook, Inc. (Class A) (a)	107,355	8,485,339
Google, Inc. (Class A) (a)	5,389	3,170,942
Google, Inc. (Class C) (a)	5,389	3,111,393
LinkedIn Corp. (Class A) (a)	27,098	5,630,693

		26,540,514

IT SERVICES — 16.2%
Accenture PLC (Class A)	73,514	5,978,159
Automatic Data Processing, Inc.	82,392	6,845,127
Cognizant Technology Solutions Corp. (Class A) (a)	120,592	5,398,904
International Business Machines Corp.	32,839	6,233,827
Visa, Inc. (Class A)	27,398	5,845,911
Xerox Corp.	496,468	6,568,272

		36,870,200

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.3%
Analog Devices, Inc.	118,289	5,854,123
Applied Materials, Inc.	344,278	7,439,848
Intel Corp.	236,155	8,222,917
Texas Instruments, Inc.	137,724	6,568,057

		28,084,945

SOFTWARE — 16.8%
Adobe Systems, Inc. (a)	99,893	6,911,597
Microsoft Corp.	161,331	7,479,305
Oracle Corp.	162,735	6,229,496
Salesforce.com, Inc. (a)	110,214	6,340,611
SAP SE ADR (b)	70,306	5,073,281
VMware, Inc. (Class A) (a)(b)	65,660	6,161,534

		38,195,824

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 18.8%
Apple, Inc.	75,460	7,602,595
EMC Corp.	241,107	7,054,791
Hewlett-Packard Co.	212,886	7,551,066
NetApp, Inc.	146,189	6,280,280
SanDisk Corp.	85,195	8,344,850
Seagate Technology PLC	106,319	6,088,889

		42,922,471

TOTAL COMMON STOCKS —
(Cost $168,130,255)		227,948,307

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,506,352	4,506,352
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	229,569	229,569

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,735,921)		4,735,921

TOTAL INVESTMENTS — 102.2% (f)
(Cost $172,866,176)		232,684,228
OTHER ASSETS & LIABILITIES — (2.2)%		(5,080,068)

NET ASSETS — 100.0%		$227,604,160

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	1,163,888	$147,918,526
United Technologies Corp.	1,144,542	120,863,635

		268,782,161

BANKS — 2.0%
Commerce Bancshares, Inc. (a)	2,330,082	104,026,511
Cullen/Frost Bankers, Inc. (a)	2,014,823	154,154,108

		258,180,619

BEVERAGES — 3.6%
Brown-Forman Corp. (Class B) (a)	838,849	75,680,957
PepsiCo, Inc.	2,090,064	194,564,058
The Coca-Cola Co.	4,394,355	187,463,184

		457,708,199

BUILDING PRODUCTS — 0.6%
A.O. Smith Corp. (a)	1,626,308	76,891,842

CAPITAL MARKETS — 3.4%
Eaton Vance Corp. (a)	3,997,894	150,840,541
Franklin Resources, Inc.	929,132	50,739,898
SEI Investments Co.	2,658,055	96,115,269
T. Rowe Price Group, Inc. (a)	1,633,462	128,063,421

		425,759,129

CHEMICALS — 6.7%
Air Products & Chemicals, Inc.	1,182,580	153,948,264
Ecolab, Inc.	577,348	66,296,871
H.B. Fuller Co. (a)	1,333,562	52,942,411
PPG Industries, Inc.	392,088	77,139,393
Praxair, Inc. (a)	950,481	122,612,049
RPM International, Inc.	2,952,579	135,169,067
Sigma-Aldrich Corp.	569,683	77,482,585
The Sherwin-Williams Co.	335,092	73,381,797
Valspar Corp.	1,147,878	90,670,883

		849,643,320

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp. (a)	1,238,064	87,394,938

CONTAINERS & PACKAGING — 2.5%
AptarGroup, Inc. (a)	1,218,513	73,963,739
Bemis Co., Inc. (a)	3,718,766	141,387,483
Sonoco Products Co.	2,689,040	105,652,382

		321,003,604

DISTRIBUTORS — 1.3%
Genuine Parts Co.	1,925,578	168,892,446

DIVERSIFIED FINANCIAL SERVICES — 0.8%
McGraw Hill Financial, Inc.	1,126,382	95,122,960

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	9,303,403	327,851,922

ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	2,468,529	154,480,545

FOOD & STAPLES RETAILING — 3.6%
Sysco Corp.	5,356,595	203,282,780
Wal-Mart Stores, Inc. (a)	2,132,040	163,037,099
Walgreen Co.	1,516,103	89,859,425

		456,179,304

FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	2,906,835	148,539,269
Hormel Foods Corp.	2,124,585	109,182,423
McCormick & Co., Inc. (a)	1,872,630	125,278,947

		383,000,639

GAS UTILITIES — 5.5%
Atmos Energy Corp. (a)	3,463,867	165,226,456
National Fuel Gas Co. (a)	1,663,546	116,431,585
Piedmont Natural Gas Co., Inc.	1,737,985	58,274,637
Questar Corp.	6,104,431	136,067,767
UGI Corp.	4,420,734	150,702,822
WGL Holdings, Inc. (a)	1,571,886	66,207,838

		692,911,105

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	3,329,757	138,484,594
Becton, Dickinson and Co.	986,716	112,298,148
C.R. Bard, Inc.	269,843	38,509,294
Medtronic, Inc.	1,916,880	118,750,716
West Pharmaceutical Services, Inc.	1,431,636	64,080,027

		472,122,779

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	1,811,653	135,729,043

HOTELS, RESTAURANTS & LEISURE — 1.5%
McDonald’s Corp.	2,051,908	194,541,397

HOUSEHOLD DURABLES — 1.5%
Leggett & Platt, Inc. (a)	5,564,260	194,303,959

HOUSEHOLD PRODUCTS — 5.9%
Colgate-Palmolive Co.	1,941,652	126,634,543
Kimberly-Clark Corp.	1,717,936	184,798,376
The Clorox Co. (a)	2,231,894	214,351,100
The Procter & Gamble Co.	2,580,110	216,058,411

		741,842,430

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	1,057,409	149,813,707
Carlisle Cos., Inc.	754,288	60,629,669
Roper Industries, Inc.	242,002	35,402,473

		245,845,849

INSURANCE — 6.4%
ACE, Ltd.	1,534,991	160,974,506
Aflac, Inc.	2,424,777	141,243,260
Brown & Brown, Inc.	2,748,962	88,379,128
Cincinnati Financial Corp.	3,784,429	178,057,385
Old Republic International Corp.	7,757,887	110,782,627
The Chubb Corp.	1,484,290	135,189,133

		814,626,039

IT SERVICES — 1.3%
Automatic Data Processing, Inc.	1,931,530	160,471,512

MACHINERY — 5.9%
Caterpillar, Inc.	1,497,448	148,292,275
CLARCOR, Inc. (a)	1,152,774	72,716,984
Dover Corp.	1,187,883	95,422,641
Illinois Tool Works, Inc.	1,427,585	120,516,726
Nordson Corp.	744,701	56,649,405
Pentair PLC	1,504,124	98,505,081
Stanley Black & Decker, Inc.	1,694,663	150,469,128

		742,572,240

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

MEDIA — 0.5%
John Wiley & Sons, Inc. (Class A) (a)	1,196,419	$67,131,070

METALS & MINING — 1.7%
Nucor Corp.	3,887,595	211,018,657

MULTI-UTILITIES — 4.1%
Black Hills Corp. (a)	1,400,788	67,069,729
Consolidated Edison, Inc. (a)	4,967,645	281,466,766
MDU Resources Group, Inc.	3,833,431	106,607,716
Vectren Corp.	1,697,073	67,713,213

		522,857,424

MULTILINE RETAIL — 3.1%
Family Dollar Stores, Inc. (a)	1,928,158	148,930,924
Target Corp. (a)	3,824,650	239,729,062

		388,659,986

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	1,631,577	194,679,767
Energen Corp.	507,449	36,658,116
Exxon Mobil Corp.	1,725,474	162,280,830

		393,618,713

PHARMACEUTICALS — 2.9%
AbbVie, Inc. (a)	3,462,668	200,003,704
Johnson & Johnson	1,627,478	173,472,880

		373,476,584

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Federal Realty Investment Trust	1,340,153	158,754,524
HCP, Inc.	8,175,258	324,639,495
National Retail Properties, Inc. (a)(b)	6,998,519	241,938,802
Tanger Factory Outlet Centers, Inc.	4,240,985	138,765,029

		864,097,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Linear Technology Corp.	3,088,751	137,109,657

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	2,581,944	136,636,476

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Diebold, Inc. (a)(b)	4,482,709	158,329,282

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
V.F. Corp.	1,714,939	113,237,422

THRIFTS & MORTGAGE FINANCE — 2.1%
People’s United Financial, Inc. (a)(b)	18,445,542	266,906,993

TRADING COMPANIES & DISTRIBUTORS — 0.9%
W.W. Grainger, Inc. (a)	443,441	111,591,928

WATER UTILITIES — 0.7%
Aqua America, Inc.	3,741,915	88,047,260

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	3,900,706	93,460,916

TOTAL COMMON STOCKS —
(Cost $9,906,575,097)		12,652,038,199

SHORT TERM INVESTMENTS — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	792,525,429	792,525,429
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	3,265,335	3,265,335

TOTAL SHORT TERM INVESTMENTS —
(Cost $795,790,764)		795,790,764

TOTAL INVESTMENTS — 106.1% (f)
(Cost $10,702,365,861)		13,447,828,963
OTHER ASSETS & LIABILITIES — (6.1)%		(775,689,121)

NET ASSETS — 100.0%		$12,672,139,842

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	26,641	$643,380
Aerovironment, Inc. (a)(b)	40,603	1,220,932
Alliant Techsystems, Inc. (a)	17,384	2,218,894
American Science & Engineering, Inc. (a)	5,073	280,943
Astronics Corp. (a)(b)	15,900	758,112
Astronics Corp. (Class B) (b)	—	19
BE Aerospace, Inc. (b)	26,740	2,244,556
Cubic Corp. (a)	14,431	675,371
Curtiss-Wright Corp. (a)	25,039	1,650,571
DigitalGlobe, Inc. (a)(b)	61,231	1,745,083
Engility Holdings, Inc. (b)	14,034	437,440
Esterline Technologies Corp. (a)(b)	20,113	2,237,973
Exelis, Inc.	125,766	2,080,170
GenCorp, Inc. (a)(b)	61,756	986,243
General Dynamics Corp.	18,208	2,314,055
HEICO Corp. (a)	26,463	1,235,822
Hexcel Corp. (b)	58,046	2,304,426
Honeywell International, Inc.	24,355	2,267,938
Huntington Ingalls Industries, Inc.	21,884	2,280,532
L-3 Communications Holdings, Inc.	20,052	2,384,584
Lockheed Martin Corp.	13,195	2,411,782
National Presto Industries, Inc. (a)	2,903	176,241
Northrop Grumman Corp.	17,705	2,332,811
Orbital Sciences Corp. (b)	46,203	1,284,443
Precision Castparts Corp.	9,591	2,271,916
Raytheon Co. (a)	22,839	2,320,899
Rockwell Collins, Inc.	29,948	2,350,918
Spirit Aerosystems Holdings, Inc. (Class A) (a)(b)	58,548	2,228,337
Taser International, Inc. (a)(b)	118,119	1,823,757
Teledyne Technologies, Inc. (a)(b)	15,589	1,465,522
Textron, Inc.	63,125	2,271,869
The Boeing Co.	18,129	2,309,272
TransDigm Group, Inc.	12,150	2,239,609
Triumph Group, Inc. (a)	32,841	2,136,307
United Technologies Corp.	21,242	2,243,155
Vectrus, Inc. (b)	6,987	136,456

TOTAL COMMON STOCKS —
(Cost $51,822,313)		59,970,338

SHORT TERM INVESTMENTS — 17.5%
MONEY MARKET FUNDS — 17.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,455,327	10,455,327
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	31,969	31,969

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,487,296)		10,487,296

TOTAL INVESTMENTS — 117.4% (f)
(Cost $62,309,609)		70,457,634
OTHER ASSETS & LIABILITIES — (17.4)%		(10,443,007)

NET ASSETS — 100.0%		$60,014,627

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 99.8%
ACADIA Pharmaceuticals, Inc. (a)(b)	553,491	$13,704,437
Achillion Pharmaceuticals, Inc. (a)	1,283,170	12,806,037
Acorda Therapeutics, Inc. (a)	511,898	17,343,104
Aegerion Pharmaceuticals, Inc. (a)(b)	481,492	16,072,203
Agios Pharmaceuticals, Inc. (a)	353,430	21,682,931
Alexion Pharmaceuticals, Inc. (a)	96,008	15,920,047
Alkermes PLC (a)	352,387	15,106,831
Alnylam Pharmaceuticals, Inc. (a)	215,422	16,824,458
AMAG Pharmaceuticals, Inc. (a)(b)	604,272	19,282,320
Amgen, Inc.	113,300	15,914,118
Anacor Pharmaceuticals, Inc. (a)	631,454	15,451,679
Arena Pharmaceuticals, Inc. (a)(b)	3,887,904	16,290,318
ARIAD Pharmaceuticals, Inc. (a)(b)	2,617,960	14,136,984
Array BioPharma, Inc. (a)(b)	4,293,850	15,329,045
Arrowhead Research Corp. (a)(b)	945,572	13,966,098
Asterias Biotherapeutics, Inc. (a)(b)	21	127
BioCryst Pharmaceuticals, Inc. (a)	1,312,330	12,834,587
Biogen Idec, Inc. (a)	48,345	15,993,010
BioMarin Pharmaceutical, Inc. (a)	229,834	16,584,821
Bluebird Bio, Inc. (a)	423,583	15,198,158
Celgene Corp. (a)	170,747	16,183,401
Celldex Therapeutics, Inc. (a)(b)	1,032,289	13,378,465
Cepheid, Inc. (a)(b)	360,093	15,854,895
Chimerix, Inc. (a)(b)	552,860	15,269,993
Clovis Oncology, Inc. (a)(b)	334,836	15,188,161
CTI BioPharma Corp. (a)(b)	3,563,165	8,622,859
Cubist Pharmaceuticals, Inc. (a)	232,777	15,442,426
Dyax Corp. (a)	1,486,437	15,042,742
Dynavax Technologies Corp. (a)	4,647,450	6,645,854
Emergent Biosolutions, Inc. (a)	564,534	12,030,220
Epizyme, Inc. (a)	542,522	14,707,771
Exact Sciences Corp. (a)(b)	742,497	14,389,592
Exelixis, Inc. (a)(b)	8,358,047	12,787,812
Genomic Health, Inc. (a)(b)	347,571	9,839,735
Geron Corp. (a)(b)	6,353,481	12,706,962
Gilead Sciences, Inc. (a)	150,734	16,045,634
Halozyme Therapeutics, Inc. (a)(b)	1,662,662	15,130,224
ImmunoGen, Inc. (a)(b)	1,369,816	14,506,351
Incyte Corp. (a)	320,824	15,736,417
Infinity Pharmaceuticals, Inc. (a)	948,098	12,723,475
Inovio Pharmaceuticals, Inc. (a)(b)	1,464,816	14,428,438
Insmed, Inc. (a)	1,150,917	15,019,467
Intercept Pharmaceuticals, Inc. (a)	54,204	12,829,545
Ironwood Pharmaceuticals, Inc. (a)(b)	1,177,827	15,258,749
Isis Pharmaceuticals, Inc. (a)(b)	378,551	14,699,135
Karyopharm Therapeutics, Inc. (a)	385,329	13,463,395
Keryx Biopharmaceuticals, Inc. (a)(b)	1,089,891	14,986,001
KYTHERA Biopharmaceuticals, Inc. (a)(b)	419,276	13,735,482
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	297,926	13,999,543
MannKind Corp. (a)(b)	2,339,723	13,827,763
Medivation, Inc. (a)	163,563	16,171,474
Merrimack Pharmaceuticals, Inc. (a)(b)	2,149,822	18,875,437
MiMedx Group, Inc. (a)(b)	1,420,761	10,130,026
Momenta Pharmaceuticals, Inc. (a)	1,228,632	13,932,687
Myriad Genetics, Inc. (a)(b)	427,837	16,501,673
Neurocrine Biosciences, Inc. (a)	968,377	15,174,468
NewLink Genetics Corp. (a)(b)	570,465	12,219,360
Novavax, Inc. (a)(b)	3,283,553	13,692,416
NPS Pharmaceuticals, Inc. (a)	477,984	12,427,584
Ophthotech Corp. (a)(b)	391,159	15,227,820
OPKO Health, Inc. (a)(b)	1,819,478	15,483,758
Orexigen Therapeutics, Inc. (a)(b)	3,028,939	12,903,280
Organovo Holdings, Inc. (a)(b)	2,132,284	13,582,649
Pharmacyclics, Inc. (a)(b)	126,130	14,811,446
Prothena Corp. PLC (a)(b)	668,488	14,813,694
PTC Therapeutics, Inc. (a)(b)	477,652	21,021,465
Puma Biotechnology, Inc. (a)(b)	57,686	13,762,149
Raptor Pharmaceutical Corp. (a)(b)	1,403,036	13,455,115
Receptos, Inc. (a)	261,942	16,269,218
Regeneron Pharmaceuticals, Inc. (a)	45,161	16,281,444
Repligen Corp. (a)(b)	836,729	16,659,274
Sangamo Biosciences, Inc. (a)(b)	1,242,378	13,399,047
Sarepta Therapeutics, Inc. (a)(b)	657,260	13,868,186
Seattle Genetics, Inc. (a)	377,596	14,039,019
Spectrum Pharmaceuticals, Inc. (a)(b)	1,892,210	15,402,589
Synageva BioPharma Corp. (a)(b)	228,262	15,699,860
Synergy Pharmaceuticals, Inc. (a)(b)	2,270,455	6,323,217
TESARO, Inc. (a)(b)	528,161	14,218,094
Ultragenyx Pharmaceutical, Inc. (a)	270,764	15,325,242
United Therapeutics Corp. (a)	125,201	16,107,109
Vanda Pharmaceuticals, Inc. (a)(b)	1,256,360	13,041,017
Vertex Pharmaceuticals, Inc. (a)	168,082	18,877,289
ZIOPHARM Oncology, Inc. (a)(b)	1,852,457	4,890,487

TOTAL COMMON STOCKS —
(Cost $1,296,135,653)		1,189,509,413

SHORT TERM INVESTMENTS — 26.9%
MONEY MARKET FUNDS — 26.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	304,123,809	304,123,809
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	16,428,672	16,428,672

TOTAL SHORT TERM INVESTMENTS —
(Cost $320,552,481)		320,552,481

TOTAL INVESTMENTS — 126.7% (f)
(Cost $1,616,688,134)		1,510,061,894
OTHER ASSETS & LIABILITIES — (26.7)%		(318,321,449)

NET ASSETS — 100.0%		$1,191,740,445

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 78.0%
Abaxis, Inc. (a)	10,819	$548,632
Abbott Laboratories	15,258	634,580
ABIOMED, Inc. (a)(b)	18,164	451,012
Accuray, Inc. (a)(b)	51,626	374,805
Analogic Corp. (a)	5,288	338,220
Baxter International, Inc.	8,691	623,753
Becton, Dickinson and Co.	5,709	649,741
Boston Scientific Corp. (a)(b)	51,937	613,376
C.R. Bard, Inc.	4,389	626,354
Cantel Medical Corp. (a)	6,648	228,558
Cardiovascular Systems, Inc. (a)(b)	13,046	308,277
CareFusion Corp. (b)	13,995	633,274
CONMED Corp.	15,550	572,862
Covidien PLC	7,160	619,412
Cyberonics, Inc. (a)(b)	11,806	603,995
Cynosure, Inc. (Class A) (b)	14,602	306,642
DexCom, Inc. (a)(b)	15,272	610,727
Edwards Lifesciences Corp. (a)(b)	6,513	665,303
GenMark Diagnostics, Inc. (a)(b)	13,703	122,916
Globus Medical, Inc. (Class A) (a)(b)	32,542	640,101
Greatbatch, Inc. (b)	9,777	416,598
HeartWare International, Inc. (a)(b)	8,408	652,713
Hill-Rom Holdings, Inc. (a)	14,924	618,301
Hologic, Inc. (a)(b)	26,252	638,711
IDEXX Laboratories, Inc. (a)(b)	5,249	618,490
Insulet Corp. (a)(b)	18,618	686,073
Integra LifeSciences Holdings Corp. (a)(b)	10,381	515,313
Intuitive Surgical, Inc. (b)	1,350	623,457
Invacare Corp. (a)	16,694	197,156
Masimo Corp. (a)(b)	29,389	625,398
Medtronic, Inc. (a)	9,959	616,960
Natus Medical, Inc. (a)(b)	14,818	437,279
NuVasive, Inc. (a)(b)	17,359	605,308
NxStage Medical, Inc. (b)	21,545	282,886
Orthofix International NV (b)	9,865	305,420
Quidel Corp. (b)	13,425	360,730
ResMed, Inc. (a)	12,366	609,273
Rockwell Medical, Inc. (a)(b)	23,256	212,560
Sirona Dental Systems, Inc. (a)(b)	8,157	625,479
St. Jude Medical, Inc.	10,292	618,858
STERIS Corp. (a)	11,501	620,594
Stryker Corp. (a)	7,779	628,154
Teleflex, Inc. (a)	5,923	622,152
Thoratec Corp. (a)(b)	24,950	666,914
Tornier NV (b)	14,948	357,257
Varian Medical Systems, Inc. (a)(b)	7,608	609,553
Volcano Corp. (a)(b)	54,418	579,008
Wright Medical Group, Inc. (b)	19,994	605,818
Zeltiq Aesthetics, Inc. (a)(b)	24,517	554,820
Zimmer Holdings, Inc.	6,186	622,002

		26,305,775

HEALTH CARE SUPPLIES — 21.9%
Alere, Inc. (b)	17,733	687,686
Align Technology, Inc. (a)(b)	11,825	611,116
Anika Therapeutics, Inc. (a)(b)	15,819	579,925
DENTSPLY International, Inc. (a)	13,887	633,247
Endologix, Inc. (a)(b)	28,800	305,280
Haemonetics Corp. (a)(b)	18,211	635,928
ICU Medical, Inc. (a)(b)	6,834	438,606
Meridian Bioscience, Inc. (a)	17,442	308,549
Merit Medical Systems, Inc. (a)(b)	18,749	222,738
Neogen Corp. (a)(b)	12,026	475,027
OraSure Technologies, Inc. (a)(b)	41,892	302,460
Spectranetics Corp. (a)(b)	22,771	605,026
Staar Surgical Co. (a)(b)	24,506	260,499
The Cooper Cos., Inc.	4,097	638,108
West Pharmaceutical Services, Inc. (a)	14,883	666,163

		7,370,358

TOTAL COMMON STOCKS —
(Cost $28,648,110)		33,676,133

SHORT TERM INVESTMENTS — 24.9%
MONEY MARKET FUNDS — 24.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,373,166	8,373,166
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	19,788	19,788

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,392,954)		8,392,954

TOTAL INVESTMENTS — 124.8% (f)
(Cost $37,041,064)		42,069,087
OTHER ASSETS & LIABILITIES — (24.8)%		(8,363,167)

NET ASSETS — 100.0%		$33,705,920

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE DISTRIBUTORS — 16.0%
AmerisourceBergen Corp.	32,500	$2,512,250
Cardinal Health, Inc. (a)	33,238	2,490,191
Henry Schein, Inc. (b)	21,461	2,499,563
McKesson Corp.	13,020	2,534,603
MWI Veterinary Supply, Inc. (a)(b)	17,550	2,604,420
Owens & Minor, Inc. (a)	72,694	2,380,002
Patterson Cos., Inc. (a)	61,764	2,558,883
PharMerica Corp. (a)(b)	51,229	1,251,524

		18,831,436

HEALTH CARE FACILITIES — 27.7%
Acadia Healthcare Co., Inc. (a)(b)	49,336	2,392,796
AmSurg Corp. (a)(b)	47,368	2,370,769
Brookdale Senior Living, Inc. (b)	75,271	2,425,232
Capital Senior Living Corp. (a)(b)	34,265	727,446
Community Health Systems, Inc. (a)(b)	44,327	2,428,676
Hanger, Inc. (a)(b)	109,806	2,253,219
HCA Holdings, Inc. (b)	35,016	2,469,328
HealthSouth Corp. (a)	63,197	2,331,969
Kindred Healthcare, Inc.	121,995	2,366,703
LifePoint Hospitals, Inc. (b)	33,963	2,349,900
Select Medical Holdings Corp. (a)	188,263	2,264,804
Tenet Healthcare Corp. (a)(b)	40,724	2,418,598
The Ensign Group, Inc. (a)	32,079	1,116,349
Universal Health Services, Inc. (Class B)	22,431	2,344,040
VCA, Inc. (b)	60,091	2,363,379

		32,623,208

HEALTH CARE SERVICES — 35.0%
Air Methods Corp. (a)(b)	44,658	2,480,752
Amedisys, Inc. (a)(b)	97,681	1,970,226
AMN Healthcare Services, Inc. (a)(b)	59,275	930,618
Bio-Reference Laboratories, Inc. (b)	66,214	1,857,965
BioScrip, Inc. (a)(b)	192,020	1,326,858
Chemed Corp. (a)	23,709	2,439,656
Corvel Corp. (a)(b)	11,003	374,652
DaVita HealthCare Partners, Inc. (b)	33,830	2,474,326
Envision Healthcare Holdings, Inc. (b)	71,046	2,463,875
ExamWorks Group, Inc. (a)(b)	74,201	2,430,083
Express Scripts Holding Co. (b)	33,984	2,400,290
Gentiva Health Services, Inc. (b)	94,192	1,580,542
Healthways, Inc. (a)(b)	57,392	919,420
IPC The Hospitalist Co. (a)(b)	39,855	1,785,105
Laboratory Corp. of America Holdings (b)	23,562	2,397,433
Landauer, Inc. (a)	11,770	388,528
MEDNAX, Inc. (a)(b)	45,100	2,472,382
Omnicare, Inc. (a)	39,699	2,471,660
Premier, Inc. (Class A) (a)(b)	46,380	1,524,047
Quest Diagnostics, Inc. (a)	40,016	2,428,171
Team Health Holdings, Inc. (a)(b)	42,057	2,438,885
The Providence Service Corp. (a)(b)	32,009	1,548,595

		41,104,069

MANAGED HEALTH CARE — 21.1%
Aetna, Inc.	30,484	2,469,204
Centene Corp. (a)(b)	32,266	2,668,721
CIGNA Corp.	27,142	2,461,508
Health Net, Inc. (a)(b)	54,167	2,497,640
Humana, Inc. (a)	19,537	2,545,476
Magellan Health, Inc. (a)(b)	45,709	2,501,653
Molina Healthcare, Inc. (a)(b)	55,364	2,341,897
UnitedHealth Group, Inc. (a)	29,076	2,507,805
WellCare Health Plans, Inc. (b)	38,946	2,350,002
WellPoint, Inc. (a)	21,124	2,526,853

		24,870,759

TOTAL COMMON STOCKS —
(Cost $100,154,689)		117,429,472

SHORT TERM INVESTMENTS — 24.2%
MONEY MARKET FUNDS — 24.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	28,228,232	28,228,232
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	186,750	186,750

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,414,982)		28,414,982

TOTAL INVESTMENTS — 124.0% (f)
(Cost $128,569,671)		145,844,454
OTHER ASSETS & LIABILITIES — (24.0)%		(28,219,355)

NET ASSETS — 100.0%		$117,625,099

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 26.2%
A.O. Smith Corp.	948,877	$44,862,904
Allegion PLC	915,320	43,605,845
Armstrong World Industries, Inc. (a)	820,379	45,941,224
Fortune Brands Home & Security, Inc.	1,079,542	44,379,972
Lennox International, Inc.	577,120	44,363,214
Masco Corp.	1,949,937	46,642,493
Owens Corning	1,382,513	43,894,788
Simpson Manufacturing Co., Inc.	554,572	16,165,774
USG Corp. (a)(b)	1,591,391	43,747,339

		373,603,553

HOME FURNISHINGS — 6.3%
Leggett & Platt, Inc. (b)	1,326,909	46,335,662
Tempur Sealy International, Inc. (a)	783,625	44,016,216

		90,351,878

HOME FURNISHING RETAIL — 17.8%
Aaron’s, Inc.	1,818,891	44,235,429
Bed Bath & Beyond, Inc. (a)(b)	715,175	47,079,970
Pier 1 Imports, Inc.	3,118,656	37,080,820
Restoration Hardware Holdings, Inc. (a)(b)	577,345	45,927,795
Select Comfort Corp. (a)	1,599,445	33,460,390
Williams-Sonoma, Inc.	693,355	46,156,642

		253,941,046

HOME IMPROVEMENT RETAIL — 9.9%
Lowe’s Cos., Inc.	879,052	46,519,432
Lumber Liquidators Holdings, Inc. (a)(b)	805,310	46,208,688
The Home Depot, Inc.	524,097	48,080,658

		140,808,778

HOMEBUILDING — 31.0%
D.R. Horton, Inc.	2,169,674	44,521,710
Lennar Corp. (Class A) (b)	1,192,007	46,285,632
M.D.C. Holdings, Inc. (b)	1,690,160	42,794,851
M/I Homes, Inc. (a)	665,206	13,184,383
NVR, Inc. (a)	40,363	45,610,997
Pulte Group, Inc.	2,479,363	43,785,551
Standard Pacific Corp. (a)(b)	5,820,356	43,594,466
Taylor Morrison Home Corp. (Class A) (a)(c)	1,190,556	19,310,818
The Ryland Group, Inc. (b)	1,261,148	41,920,560
Toll Brothers, Inc. (a)	1,407,982	43,872,719
TRI Pointe Homes, Inc. (a)	3,306,989	42,792,438
William Lyon Homes (Class A) (a)	660,896	14,605,802

		442,279,927

HOUSEHOLD APPLIANCES — 5.6%
Helen of Troy, Ltd. (a)	687,333	36,098,729
Whirlpool Corp.	306,112	44,585,213

		80,683,942

HOUSEHOLD DURABLES — 3.1%
Mohawk Industries, Inc. (a)	327,465	44,148,831

TOTAL COMMON STOCKS —
(Cost $1,607,817,005)		1,425,817,955

SHORT TERM INVESTMENTS — 15.3%
MONEY MARKET FUNDS — 15.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	217,117,542	217,117,542
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	1,298,946	1,298,946

TOTAL SHORT TERM INVESTMENTS —
(Cost $218,416,488)		218,416,488

TOTAL INVESTMENTS — 115.2% (g)
(Cost $1,826,233,493)		1,644,234,443
OTHER ASSETS & LIABILITIES — (15.2)%		(216,485,029)

NET ASSETS — 100.0%		$1,427,749,414

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 9.4%
Alcoa, Inc.	1,030,535	$16,581,308
Century Aluminum Co. (a)	615,481	15,984,041
Kaiser Aluminum Corp.	183,080	13,954,358

		46,519,707

COAL & CONSUMABLE FUELS — 17.5%
Alpha Natural Resources, Inc. (a)(b)	5,008,979	12,422,268
Arch Coal, Inc. (b)	5,840,970	12,382,857
Cloud Peak Energy, Inc. (a)	1,049,666	13,246,785
CONSOL Energy, Inc.	439,912	16,655,068
Peabody Energy Corp. (b)	1,193,303	14,773,091
Solazyme, Inc. (a)(b)	1,278,587	9,538,259
Westmoreland Coal Co. (a)	206,564	7,727,559

		86,745,887

DIVERSIFIED METALS & MINING — 21.1%
Compass Minerals International, Inc.	191,929	16,175,776
Freeport-McMoRan, Inc.	503,270	16,431,765
Globe Specialty Metals, Inc.	356,752	6,489,319
Horsehead Holding Corp. (a)(b)	435,648	7,201,261
Materion Corp.	122,306	3,751,125
Molycorp, Inc. (a)(b)	10,028,683	11,934,133
RTI International Metals, Inc. (a)	190,024	4,685,992
SunCoke Energy, Inc. (a)	537,640	12,070,018
US Silica Holdings, Inc. (b)	254,758	15,924,923
Walter Energy, Inc. (b)	4,152,059	9,715,818

		104,380,130

GOLD — 6.4%
Newmont Mining Corp.	684,585	15,779,684
Royal Gold, Inc.	242,758	15,764,705

		31,544,389

PRECIOUS METALS & MINERALS — 9.2%
Coeur Mines, Inc. (a)	1,907,650	9,461,944
Hecla Mining Co.	5,982,949	14,837,714
McEwen Mining, Inc. (a)(b)	2,943,758	5,769,766
Stillwater Mining Co. (a)(b)	1,013,544	15,233,566

		45,302,990

STEEL — 36.3%
AK Steel Holding Corp. (a)(b)	1,891,430	15,150,354
Allegheny Technologies, Inc.	412,833	15,316,104
Carpenter Technology Corp.	331,556	14,969,753
Cliffs Natural Resources, Inc. (b)	1,218,580	12,648,860
Commercial Metals Co.	932,767	15,922,333
Haynes International, Inc.	43,993	2,023,238
Nucor Corp.	313,568	17,020,471
Reliance Steel & Aluminum Co.	243,484	16,654,306
Schnitzer Steel Industries, Inc. (Class A) (b)	278,246	6,691,816
Steel Dynamics, Inc.	725,385	16,400,955
TimkenSteel Corp.	351,038	16,319,757
United States Steel Corp. (b)	431,600	16,905,772
Worthington Industries, Inc.	361,425	13,452,239

		179,475,958

TOTAL COMMON STOCKS —
(Cost $778,017,046)		493,969,061

SHORT TERM INVESTMENTS — 17.6%
MONEY MARKET FUNDS — 17.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	86,933,876	86,933,876
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	298,504	298,504

TOTAL SHORT TERM INVESTMENTS —
(Cost $87,232,380)		87,232,380

TOTAL INVESTMENTS — 117.5% (f)
(Cost $865,249,426)		581,201,441
OTHER ASSETS & LIABILITIES — (17.5)%		(86,586,897)

NET ASSETS — 100.0%		$494,614,544

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.6%
Atwood Oceanics, Inc. (a)	127,492	$5,570,125
Diamond Offshore Drilling, Inc. (b)	142,444	4,881,556
Ensco PLC (Class A) (b)	122,671	5,067,539
Helmerich & Payne, Inc.	56,273	5,507,438
Hercules Offshore, Inc. (a)(b)	1,745,817	3,840,797
Nabors Industries, Ltd.	235,121	5,351,354
Noble Corp. PLC	218,635	4,858,070
Paragon Offshore PLC (a)(b)	792,393	4,873,217
Parker Drilling Co. (a)	352,596	1,741,824
Patterson-UTI Energy, Inc.	180,737	5,879,375
Pioneer Energy Services Corp. (a)	403,514	5,657,266
Rowan Cos. PLC (Class A)	200,834	5,083,109
Transocean, Ltd. (b)	158,214	5,058,102
Unit Corp. (a)	91,286	5,353,924

		68,723,696

OIL & GAS EQUIPMENT & SERVICES — 72.3%
Baker Hughes, Inc.	85,329	5,551,505
Basic Energy Services, Inc. (a)	253,391	5,496,051
Bristow Group, Inc.	79,897	5,369,078
C&J Energy Services, Inc. (a)(b)	207,055	6,325,530
Cameron International Corp. (a)	79,807	5,297,589
CARBO Ceramics, Inc. (b)	55,315	3,276,307
Core Laboratories NV	36,719	5,373,826
Dresser-Rand Group, Inc. (a)	83,368	6,857,852
Dril-Quip, Inc. (a)	60,485	5,407,359
Era Group, Inc. (a)	56,820	1,235,835
Exterran Holdings, Inc.	126,470	5,603,886
FMC Technologies, Inc. (a)	100,078	5,435,236
Forum Energy Technologies, Inc. (a)	174,675	5,346,802
Frank’s International NV (b)	240,436	4,496,153
Geospace Technologies Corp. (a)(b)	138,210	4,858,081
Gulfmark Offshore, Inc. (Class A)	148,843	4,666,228
Halliburton Co.	86,144	5,557,149
Helix Energy Solutions Group, Inc. (a)	227,123	5,010,333
Hornbeck Offshore Services, Inc. (a)(b)	145,217	4,752,952
ION Geophysical Corp. (a)(b)	546,292	1,524,155
Key Energy Services, Inc. (a)	1,005,958	4,868,837
Matrix Service Co. (a)	178,858	4,314,055
McDermott International, Inc. (a)(b)	885,104	5,062,795
National Oilwell Varco, Inc.	70,356	5,354,092
Newpark Resources, Inc. (a)	333,524	4,149,039
Oceaneering International, Inc.	86,485	5,636,227
Oil States International, Inc. (a)	90,601	5,608,202
RigNet, Inc. (a)	68,729	2,780,088
RPC, Inc.	270,160	5,932,714
Schlumberger, Ltd.	55,503	5,644,100
SEACOR Holdings, Inc. (a)(b)	69,411	5,191,943
Seventy Seven Energy, Inc. (a)	251,816	5,978,112
Superior Energy Services, Inc.	172,496	5,669,943
Tesco Corp. (b)	128,411	2,548,958
Tetra Technologies, Inc. (a)	204,017	2,207,464
Tidewater, Inc.	121,180	4,729,655
Weatherford International PLC (a)	252,156	5,244,845
Willbros Group, Inc. (a)	180,389	1,502,640

		179,865,616

TOTAL COMMON STOCKS —
(Cost $275,665,954)		248,589,312

SHORT TERM INVESTMENTS — 15.1%
MONEY MARKET FUNDS — 15.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	36,532,772	36,532,772
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,184,862	1,184,862

TOTAL SHORT TERM INVESTMENTS —
(Cost $37,717,634)		37,717,634

TOTAL INVESTMENTS — 115.0% (f)
(Cost $313,383,588)		286,306,946
OTHER ASSETS & LIABILITIES — (15.0)%		(37,369,779)

NET ASSETS — 100.0%		$248,937,167

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 7.1%
Chevron Corp.	110,298	$13,160,758
ConocoPhillips	172,429	13,194,267
Exxon Mobil Corp.	141,216	13,281,365
Hess Corp.	139,454	13,153,301
Marathon Oil Corp.	341,785	12,847,698
Occidental Petroleum Corp.	138,904	13,355,620

		78,993,009

OIL & GAS EXPLORATION & PRODUCTION — 75.8%
Abraxas Petroleum Corp. (a)	2,571,346	13,576,707
Anadarko Petroleum Corp.	128,294	13,014,143
Antero Resources Corp. (a)	238,266	13,078,421
Apache Corp.	140,468	13,185,731
Approach Resources, Inc. (a)(b)	834,379	12,098,496
Athlon Energy, Inc. (a)	294,528	17,150,365
Bill Barrett Corp. (a)(b)	619,858	13,661,670
Bonanza Creek Energy, Inc. (a)	231,536	13,174,398
Cabot Oil & Gas Corp.	409,768	13,395,316
Callon Petroleum Co. (a)	1,445,017	12,730,600
Carrizo Oil & Gas, Inc. (a)	236,558	12,731,552
Chesapeake Energy Corp.	542,992	12,483,386
Cimarex Energy Co.	100,916	12,768,901
Clayton Williams Energy, Inc. (a)	133,204	12,847,526
Cobalt International Energy, Inc. (a)	909,531	12,369,622
Comstock Resources, Inc. (b)	652,359	12,146,925
Concho Resources, Inc. (a)	103,683	13,000,811
Contango Oil & Gas Co. (a)	338,144	11,239,907
Continental Resources, Inc. (a)	185,509	12,332,638
Denbury Resources, Inc.	848,429	12,751,888
Devon Energy Corp.	193,335	13,181,580
Diamondback Energy, Inc. (a)	176,645	13,209,513
Emerald Oil, Inc. (a)(b)	1,786,564	10,987,369
Energen Corp.	177,702	12,837,193
Energy XXI Bermuda, Ltd. (b)	937,987	10,646,152
EOG Resources, Inc.	133,403	13,209,565
EP Energy Corp. (Class A) (a)(b)	771,998	13,494,525
EQT Corp.	143,259	13,113,929
EXCO Resources, Inc. (b)	3,032,530	10,128,650
Gastar Exploration, Inc. (a)	1,745,094	10,243,702
Goodrich Petroleum Corp. (a)(b)	730,661	10,828,396
Gulfport Energy Corp. (a)	236,308	12,618,847
Halcon Resources Corp. (a)(b)	2,765,855	10,952,786
Kodiak Oil & Gas Corp. (a)	923,793	12,535,871
Kosmos Energy, Ltd. (a)	1,356,477	13,510,511
Laredo Petroleum Holdings, Inc. (a)(b)	567,530	12,718,347
Magnum Hunter Resources Corp. (a)(b)	2,419,819	11,957,281
Matador Resources Co. (a)(b)	548,224	14,171,590
Murphy Oil Corp.	236,234	13,444,077
Newfield Exploration Co. (a)	352,788	13,077,851
Noble Energy, Inc.	196,580	13,438,209
Northern Oil and Gas, Inc. (a)(b)	854,998	12,158,072
Oasis Petroleum, Inc. (a)	292,074	12,211,614
PDC Energy, Inc. (a)	246,580	12,400,508
Penn Virginia Corp. (a)(b)	1,008,602	12,819,331
Pioneer Natural Resources Co.	66,954	13,187,929
QEP Resources, Inc.	426,815	13,137,366
Range Resources Corp.	186,666	12,657,821
Resolute Energy Corp. (a)(b)	1,514,311	9,494,730
Rex Energy Corp. (a)	937,302	11,875,616
Rice Energy, Inc. (a)	470,603	12,518,040
Rosetta Resources, Inc. (a)	291,754	13,000,558
RSP Permian, Inc. (a)(b)	537,174	13,730,167
Sanchez Energy Corp. (a)(b)	457,765	12,020,909
SandRidge Energy, Inc. (a)(b)	2,743,396	11,769,169
SM Energy Co.	158,490	12,362,220
Southwestern Energy Co. (a)	360,850	12,611,708
Stone Energy Corp. (a)	427,426	13,404,079
Swift Energy Co. (a)(b)	1,318,294	12,655,622
Synergy Resources Corp. (a)(b)	1,071,700	13,064,023
Triangle Petroleum Corp. (a)(b)	1,188,481	13,085,176
Ultra Petroleum Corp. (a)(b)	545,168	12,680,608
VAALCO Energy, Inc. (a)	1,558,283	13,245,406
W&T Offshore, Inc.	1,008,555	11,094,105
Warren Resources, Inc. (a)	2,022,303	10,718,206
Whiting Petroleum Corp. (a)	161,888	12,554,414
WPX Energy, Inc. (a)	535,361	12,880,786

		843,383,130

OIL & GAS REFINING & MARKETING — 16.9%
Alon USA Energy, Inc.	863,649	12,402,000
Clean Energy Fuels Corp. (a)(b)	1,504,393	11,734,265
CVR Energy, Inc. (b)	282,621	12,641,637
Delek US Holdings, Inc.	408,596	13,532,700
Green Plains, Inc. (b)	328,449	12,280,708
HollyFrontier Corp.	295,027	12,886,779
Marathon Petroleum Corp.	155,738	13,186,336
Pacific Ethanol, Inc. (a)	675,921	9,435,857
PBF Energy, Inc.	546,713	13,121,112
Phillips 66	163,021	13,255,238
REX American Resources Corp. (a)	151,490	11,040,591
Tesoro Corp.	219,839	13,405,782
Valero Energy Corp.	279,247	12,920,759
Western Refining, Inc.	314,024	13,185,868
World Fuel Services Corp.	319,752	12,764,500

		187,794,132

TOTAL COMMON STOCKS —
(Cost $1,359,241,486)		1,110,170,271

SHORT TERM INVESTMENTS — 9.8%
MONEY MARKET FUNDS — 9.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	106,956,319	106,956,319
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,698,450	1,698,450

TOTAL SHORT TERM INVESTMENTS —
(Cost $108,654,769)		108,654,769

TOTAL INVESTMENTS — 109.6% (f)
(Cost $1,467,896,255)		1,218,825,040
OTHER ASSETS & LIABILITIES — (9.6)%		(107,084,632)

NET ASSETS — 100.0%		$1,111,740,408

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
AbbVie, Inc.	546,838	$31,585,363
Actavis PLC (a)	135,069	32,589,448
Akorn, Inc. (a)(b)	848,416	30,772,048
Allergan, Inc.	187,003	33,322,065
Auxilium Pharmaceuticals, Inc. (a)(b)	1,408,039	42,029,964
AVANIR Pharmaceuticals, Inc. (Class A) (a)	3,176,295	37,861,436
BioDelivery Sciences International, Inc. (a)(b)	1,396,314	23,863,006
Bristol-Myers Squibb Co.	629,766	32,231,424
DepoMed, Inc. (a)	1,787,831	27,157,153
Eli Lilly & Co.	484,941	31,448,424
Endo International PLC (a)	491,060	33,559,040
Horizon Pharma PLC (a)(b)	2,680,221	32,913,114
Hospira, Inc. (a)	601,375	31,289,541
Impax Laboratories, Inc. (a)	1,311,236	31,089,406
Jazz Pharmaceuticals PLC (a)(b)	186,819	29,995,659
Johnson & Johnson	302,685	32,263,194
Lannett Co., Inc. (a)	799,929	36,540,757
Mallinckrodt PLC (a)	366,974	33,082,706
Merck & Co., Inc.	531,580	31,512,062
Mylan, Inc. (a)	672,582	30,595,755
Nektar Therapeutics (a)(b)	2,054,895	24,802,583
Omeros Corp. (a)(b)	753,615	9,585,983
Pacira Pharmaceuticals, Inc. (a)(b)	303,679	29,432,569
Perrigo Co. PLC	219,103	32,907,080
Pfizer, Inc.	1,075,538	31,803,659
Prestige Brands Holdings, Inc. (a)	503,229	16,289,523
Repros Therapeutics, Inc. (a)(b)	738,181	7,307,992
Sagent Pharmaceuticals, Inc. (a)(b)	397,892	12,374,441
Salix Pharmaceuticals, Ltd. (a)	220,715	34,484,512
The Medicines Co. (a)(b)	1,040,423	23,222,241
TherapeuticsMD, Inc. (a)(b)	2,826,275	13,113,916
Theravance Biopharma, Inc. (a)	730,225	16,831,686
Theravance, Inc. (b)	1,672,946	28,590,647
VIVUS, Inc. (a)(b)(c)	3,680,256	14,205,788
Zoetis, Inc.	874,843	32,325,449

TOTAL COMMON STOCKS —
(Cost $822,571,264)		972,979,634

SHORT TERM INVESTMENTS — 16.6%
MONEY MARKET FUNDS — 16.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	160,887,258	160,887,258
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	901,913	901,913

TOTAL SHORT TERM INVESTMENTS —
(Cost $161,789,171)		161,789,171

TOTAL INVESTMENTS — 116.4% (g)
(Cost $984,360,435)		1,134,768,805
OTHER ASSETS & LIABILITIES — (16.4)%		(159,839,869)

NET ASSETS — 100.0%		$974,928,936

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 24.8%
Abercrombie & Fitch Co. (Class A) (a)	135,169	$4,912,041
Aeropostale, Inc. (a)(b)	1,362,595	4,482,938
American Eagle Outfitters, Inc. (a)	407,490	5,916,755
ANN, Inc. (b)	136,862	5,629,134
Ascena Retail Group, Inc. (b)	325,190	4,325,027
Brown Shoe Co., Inc.	193,158	5,240,377
Chico’s FAS, Inc.	355,629	5,252,640
DSW, Inc. (Class A)	183,596	5,528,076
Express, Inc. (b)	332,688	5,193,260
Foot Locker, Inc.	97,871	5,446,521
Francesca’s Holdings Corp. (a)(b)	397,326	5,534,751
Genesco, Inc. (b)	71,029	5,309,418
Guess?, Inc.	243,165	5,342,335
L Brands, Inc.	85,731	5,742,262
Ross Stores, Inc.	74,294	5,615,141
Stage Stores, Inc. (a)	333,786	5,711,078
The Buckle, Inc. (a)	116,595	5,292,247
The Cato Corp. (Class A)	147,177	5,071,719
The Children’s Place, Inc. (a)	105,745	5,039,807
The Finish Line, Inc. (Class A)	177,950	4,454,089
The Gap, Inc.	126,205	5,261,486
The Men’s Wearhouse, Inc. (a)	110,002	5,194,294
TJX Cos., Inc.	93,269	5,518,727
Urban Outfitters, Inc. (b)	143,884	5,280,543
Zumiez, Inc. (b)	189,111	5,314,019

		131,608,685

AUTOMOTIVE RETAIL — 13.7%
Advance Auto Parts, Inc.	41,701	5,433,640
Asbury Automotive Group, Inc. (b)	83,235	5,361,999
AutoNation, Inc. (b)	106,742	5,370,190
AutoZone, Inc. (b)	10,542	5,372,836
CarMax, Inc. (a)(b)	106,325	4,938,796
CST Brands, Inc.	158,751	5,707,098
Group 1 Automotive, Inc. (a)	73,922	5,374,869
Lithia Motors, Inc. (Class A)	67,337	5,096,738
Monro Muffler Brake, Inc. (a)	112,425	5,455,985
Murphy USA, Inc. (b)	103,694	5,502,004
O’Reilly Automotive, Inc. (b)	36,176	5,439,423
Penske Automotive Group, Inc.	127,617	5,179,974
Pep Boys-Manny, Moe & Jack (a)(b)	342,734	3,053,760
Sonic Automotive, Inc. (Class A)	232,746	5,704,604

		72,991,916

CATALOG RETAIL — 1.1%
HSN, Inc.	94,019	5,769,946

COMPUTER & ELECTRONICS RETAIL — 3.2%
Best Buy Co., Inc.	166,184	5,582,120
GameStop Corp. (Class A) (a)	128,114	5,278,297
Rent-A-Center, Inc. (a)	193,988	5,887,536

		16,747,953

DEPARTMENT STORES — 5.9%
Dillard’s, Inc. (Class A)	48,994	5,339,366
J.C. Penney Co., Inc. (a)(b)	505,089	5,071,093
Kohl’s Corp.	92,456	5,642,590
Macy’s, Inc.	93,733	5,453,386
Nordstrom, Inc.	80,934	5,533,458
Sears Holdings Corp. (a)(b)	163,046	4,113,651

		31,153,544

DRUG RETAIL — 2.8%
CVS Health Corp.	69,296	5,515,268
Rite Aid Corp. (b)	852,908	4,128,075
Walgreen Co.	88,941	5,271,533

		14,914,876

FOOD RETAIL — 7.3%
Casey’s General Stores, Inc.	81,274	5,827,346
Safeway, Inc.	161,965	5,555,399
Sprouts Farmers Market, Inc. (a)(b)	181,553	5,277,746
SUPERVALU, Inc. (a)(b)	594,385	5,313,802
The Fresh Market, Inc. (a)(b)	158,716	5,543,950
The Kroger Co.	107,828	5,607,056
Whole Foods Market, Inc. (a)	146,599	5,586,888

		38,712,187

GENERAL MERCHANDISE STORES — 8.9%
Big Lots, Inc.	118,518	5,102,200
Burlington Stores, Inc. (a)(b)	146,575	5,842,480
Conn’s, Inc. (a)(b)	179,690	5,439,216
Dollar General Corp. (b)	87,411	5,341,686
Dollar Tree, Inc. (b)	99,902	5,601,505
Family Dollar Stores, Inc.	71,182	5,498,098
Fred’s, Inc. (Class A) (a)	232,117	3,249,638
Target Corp.	89,337	5,599,643
Tuesday Morning Corp. (a)(b)	293,737	5,699,966

		47,374,432

HYPERMARKETS & SUPER CENTERS — 3.1%
Costco Wholesale Corp.	44,521	5,579,372
PriceSmart, Inc. (a)	62,011	5,310,622
Wal-Mart Stores, Inc.	73,674	5,633,851

		16,523,845

INTERNET RETAIL — 12.9%
Amazon.com, Inc. (b)	16,818	5,422,796
Blue Nile, Inc. (a)(b)	153,916	4,394,302
Expedia, Inc.	64,540	5,654,995
FTD Cos., Inc. (a)(b)	141,488	4,826,156
Groupon, Inc. (a)(b)	780,821	5,215,884
HomeAway, Inc. (a)(b)	167,577	5,948,984
Lands’ End, Inc. (a)(b)	124,803	5,131,899
Netflix, Inc. (b)	11,738	5,295,951
NutriSystem, Inc.	342,332	5,261,643
Orbitz Worldwide, Inc. (b)	682,974	5,375,005
Shutterfly, Inc. (b)	112,152	5,466,288
The Priceline Group, Inc. (b)	4,766	5,521,792
TripAdvisor, Inc. (b)	56,243	5,141,735

		68,657,430

SPECIALIZED CONSUMER SERVICES — 1.0%
Outerwall, Inc. (a)(b)	90,664	5,086,250

SPECIALTY STORES — 15.1%
Barnes & Noble, Inc. (a)(b)	238,302	4,704,081
Cabela’s, Inc. (a)(b)	93,552	5,510,213
Dick’s Sporting Goods, Inc.	120,503	5,287,672
Five Below, Inc. (a)(b)	128,879	5,104,897
GNC Holdings, Inc. (Class A)	141,172	5,469,003
Hibbett Sports, Inc. (b)	126,697	5,401,093
Office Depot, Inc. (b)	946,901	4,867,071

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

PetSmart, Inc.	79,197	$5,550,918
Sally Beauty Holdings, Inc. (b)	198,484	5,432,507
Signet Jewelers, Ltd.	47,404	5,399,790
Staples, Inc. (a)	431,552	5,221,779
Tiffany & Co.	55,244	5,320,550
Tractor Supply Co.	91,487	5,627,365
Ulta Salon Cosmetics & Fragrance, Inc. (b)	48,633	5,746,962
Vitamin Shoppe, Inc. (b)	128,413	5,700,253

		80,344,154

TOTAL COMMON STOCKS —
(Cost $624,548,404)		529,885,218

SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,566,398	11,566,398
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	524,535	524,535

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,090,933)		12,090,933

TOTAL INVESTMENTS — 102.1% (f)
(Cost $636,639,337)		541,976,151
OTHER ASSETS & LIABILITIES — (2.1)%		(11,340,694)

NET ASSETS — 100.0%		$530,635,457

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	1,070,158	$3,649,239
Altera Corp.	119,337	4,269,878
Analog Devices, Inc.	86,241	4,268,067
Applied Micro Circuits Corp. (a)(b)	494,446	3,461,122
Atmel Corp. (a)	489,943	3,958,739
Avago Technologies, Ltd.	48,247	4,197,489
Broadcom Corp. (Class A)	104,960	4,242,483
Cavium, Inc. (a)	80,464	4,001,475
CEVA, Inc. (a)	37,152	499,323
Cirrus Logic, Inc. (a)	187,605	3,911,564
Cree, Inc. (a)(b)	99,296	4,066,171
Cypress Semiconductor Corp. (a)(b)	408,034	4,029,336
Diodes, Inc. (a)	109,569	2,620,890
Exar Corp. (a)	68,051	609,056
Fairchild Semiconductor International, Inc. (a)	255,938	3,974,717
First Solar, Inc. (a)(b)	58,242	3,832,906
Freescale Semiconductor, Ltd. (a)(b)	203,984	3,983,808
Integrated Device Technology, Inc. (a)	263,696	4,205,951
Intel Corp.	122,363	4,260,680
International Rectifier Corp. (a)	106,816	4,191,460
Intersil Corp. (Class A)	269,100	3,823,911
Lattice Semiconductor Corp. (a)	554,595	4,159,463
Linear Technology Corp.	94,926	4,213,765
Marvell Technology Group, Ltd.	305,789	4,122,036
Maxim Integrated Products, Inc.	139,418	4,216,000
Micrel, Inc.	147,411	1,773,354
Microchip Technology, Inc. (b)	88,915	4,199,455
Micron Technology, Inc. (a)	134,456	4,606,463
Microsemi Corp. (a)	133,869	3,401,611
Monolithic Power Systems, Inc.	91,969	4,051,234
NVIDIA Corp.	221,623	4,088,944
OmniVision Technologies, Inc. (a)	153,449	4,060,261
ON Semiconductor Corp. (a)	439,605	3,930,069
PMC-Sierra, Inc. (a)	498,038	3,715,364
Power Integrations, Inc.	74,538	4,018,344
Rambus, Inc. (a)(b)	267,873	3,343,055
RF Micro Devices, Inc. (a)(b)	349,090	4,028,499
Semtech Corp. (a)	155,092	4,210,748
Silicon Image, Inc. (a)	204,805	1,032,217
Silicon Laboratories, Inc. (a)	99,305	4,035,755
Skyworks Solutions, Inc.	77,072	4,474,030
Spansion, Inc. (Class A) (a)	192,001	4,375,703
SunPower Corp. (a)(b)	111,357	3,772,775
Synaptics, Inc. (a)	50,887	3,724,928
Texas Instruments, Inc.	88,604	4,225,525
TriQuint Semiconductor, Inc. (a)	210,035	4,005,367
Xilinx, Inc.	99,839	4,228,182

TOTAL COMMON STOCKS —
(Cost $183,236,884)		176,071,412

SHORT TERM INVESTMENTS — 9.2%
MONEY MARKET FUNDS — 9.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,081,063	16,081,063
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	102,050	102,050

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,183,113)		16,183,113

TOTAL INVESTMENTS — 109.1% (f)
(Cost $199,419,997)		192,254,525
OTHER ASSETS & LIABILITIES — (9.1)%		(16,053,121)

NET ASSETS — 100.0%		$176,201,404

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 28.2%
ACI Worldwide, Inc. (a)(b)	7,887	$147,960
Adobe Systems, Inc. (a)	2,176	150,558
Advent Software, Inc.	4,677	147,606
Ansys, Inc. (a)	1,926	145,740
Aspen Technology, Inc. (a)	3,883	146,467
Autodesk, Inc. (a)	2,885	158,964
Blackbaud, Inc. (b)	3,889	152,799
Bottomline Technologies, Inc. (a)(b)	5,692	157,042
BroadSoft, Inc. (a)(b)	6,526	137,307
Cadence Design Systems, Inc. (a)(b)	8,671	149,228
Callidus Software, Inc. (a)(b)	13,317	160,070
Citrix Systems, Inc. (a)	2,146	153,096
Compuware Corp. (b)	14,505	153,898
Comverse, Inc. (a)(b)	6,890	153,854
Concur Technologies, Inc. (a)	1,404	178,055
Ebix, Inc. (b)	10,116	143,445
Ellie Mae, Inc. (a)(b)	4,541	148,037
FactSet Research Systems, Inc. (b)	1,208	146,808
Fair Isaac Corp. (b)	2,566	141,387
Guidewire Software, Inc. (a)(b)	3,360	148,982
Informatica Corp. (a)	4,693	160,688
Interactive Intelligence Group (a)(b)	3,466	144,879
Intuit, Inc.	1,839	161,188
Manhattan Associates, Inc. (a)(b)	4,972	166,164
Mentor Graphics Corp. (b)	6,990	143,260
MicroStrategy, Inc. (a)(b)	1,109	145,102
Monotype Imaging Holdings, Inc. (b)	5,437	153,976
Netscout Systems, Inc. (a)(b)	3,346	153,247
Nuance Communications, Inc. (a)	9,685	149,294
Pegasystems, Inc.	7,188	137,363
PROS Holdings, Inc. (a)(b)	5,235	131,922
PTC, Inc. (a)	3,900	143,910
QLIK Technologies, Inc. (a)	5,233	141,500
RealPage, Inc. (a)(b)	9,716	150,598
Salesforce.com, Inc. (a)(b)	2,607	149,981
SolarWinds, Inc. (a)	3,520	148,016
Solera Holdings, Inc.	2,585	145,691
Splunk, Inc. (a)(b)	2,617	144,877
SS&C Technologies Holdings, Inc. (a)(b)	3,509	154,010
Synchronoss Technologies, Inc. (a)(b)	3,479	159,269
Synopsys, Inc. (a)	3,754	149,015
Tangoe, Inc. (a)(b)	11,106	150,486
The Ultimate Software Group, Inc. (a)(b)	1,040	147,170
TIBCO Software, Inc. (a)	7,183	169,734
TiVo, Inc. (a)(b)	11,235	143,752
Tyler Technologies, Inc. (a)(b)	1,721	152,136
Verint Systems, Inc. (a)	2,876	159,934
VirnetX Holding Corp. (a)(b)	10,031	60,186
Workday, Inc. (Class A) (a)(b)	1,692	139,590

		7,278,241

DATA PROCESSING & OUTSOURCED SERVICES — 20.0%
Alliance Data Systems Corp. (a)	599	148,714
Automatic Data Processing, Inc.	1,861	154,612
Blackhawk Network Holdings, Inc. (a)	1,355	43,902
Blackhawk Network Holdings, Inc. (Class B) (a)	4,131	133,431
Broadridge Financial Solutions, Inc.	3,669	152,740
Cardtronics, Inc. (a)	4,543	159,914
Computer Sciences Corp.	2,587	158,195
Convergys Corp. (b)	8,067	143,754
CoreLogic, Inc. (a)	5,464	147,911
CSG Systems International, Inc. (b)	5,851	153,764
DST Systems, Inc.	1,739	145,937
Euronet Worldwide, Inc. (a)	3,132	149,678
EVERTEC, Inc. (b)	6,835	152,694
ExlService Holdings, Inc. (a)(b)	5,912	144,312
Fidelity National Information Services, Inc.	2,709	152,517
Fiserv, Inc. (a)	2,379	153,767
FleetCor Technologies, Inc. (a)	1,090	154,911
Genpact, Ltd. (a)	8,992	146,749
Global Payments, Inc. (b)	2,174	151,919
Heartland Payment Systems, Inc. (b)	3,228	154,040
Jack Henry & Associates, Inc.	2,666	148,390
Mastercard, Inc. (Class A)	2,047	151,314
MoneyGram International, Inc. (a)(b)	11,178	140,172
NeuStar, Inc. (Class A) (a)(b)	5,775	143,393
Paychex, Inc.	3,681	162,700
Sabre Corp. (b)	8,350	149,590
Sykes Enterprises, Inc. (a)(b)	7,488	149,610
Syntel, Inc. (a)	1,750	153,895
TeleTech Holdings, Inc. (a)	5,860	144,039
The Western Union Co. (b)	9,292	149,044
Total System Services, Inc.	4,903	151,797
Vantiv, Inc. (a)	4,890	151,101
VeriFone Systems, Inc. (a)	4,198	144,327
Visa, Inc. (Class A)	722	154,053
WEX, Inc. (a)	1,402	154,669

		5,151,555

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.1%
CoStar Group, Inc. (a)(b)	969	150,718
Global Cash Access Holdings, Inc. (a)	20,273	136,843

		287,561

HOME ENTERTAINMENT SOFTWARE — 2.8%
Activision Blizzard, Inc.	6,604	137,297
Electronic Arts, Inc. (a)	4,193	149,313
Glu Mobile, Inc. (a)(b)	29,537	152,706
Take-Two Interactive Software, Inc. (a)(b)	6,565	151,454
Zynga, Inc. (Class A) (a)(b)	52,904	142,841

		733,611

INTERNET SOFTWARE & SERVICES — 26.0%
Akamai Technologies, Inc. (a)	2,473	147,885
Angie’s List, Inc. (a)(b)	19,881	126,642
AOL, Inc. (a)(b)	3,619	162,674
Bankrate, Inc. (a)(b)	11,178	126,982
Blucora, Inc. (a)(b)	9,448	143,988
comScore, Inc. (a)(b)	3,927	142,982
Constant Contact, Inc. (a)(b)	5,228	141,888
Conversant, Inc. (a)	4,439	152,036
Cornerstone OnDemand, Inc. (a)(b)	3,569	122,809
Dealertrack Technologies, Inc. (a)(b)	3,319	144,078
Demandware, Inc. (a)(b)	2,875	146,395
Digital River, Inc. (a)(b)	9,676	140,496
EarthLink Holdings Corp. (b)	37,862	129,488

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

eBay, Inc. (a)	2,960	$167,625
Envestnet, Inc. (a)	3,300	148,500
Equinix, Inc. (a)	713	151,498
Facebook, Inc. (Class A) (a)	1,994	157,606
Global Eagle Entertainment, Inc. (a)(b)	11,350	127,347
Google, Inc. (Class A) (a)(b)	135	79,435
Google, Inc. (Class C) (a)	135	77,944
IAC/InterActiveCorp.	2,178	143,530
j2 Global, Inc. (b)	3,037	149,906
LinkedIn Corp. (Class A) (a)(b)	687	142,752
Liquidity Services, Inc. (a)(b)	10,354	142,368
LivePerson, Inc. (a)(b)	11,947	150,413
LogMeIn, Inc. (a)(b)	3,330	153,413
Marketo, Inc. (a)(b)	4,580	147,934
Monster Worldwide, Inc. (a)(b)	27,784	152,812
Move, Inc. (a)	9,941	208,363
NIC, Inc.	8,283	142,633
Pandora Media, Inc. (a)(b)	5,717	138,123
Perficient, Inc. (a)	9,777	146,557
Rackspace Hosting, Inc. (a)(b)	4,020	130,851
SciQuest, Inc. (a)(b)	8,703	130,893
Shutterstock, Inc. (a)(b)	2,072	147,899
SPS Commerce, Inc. (a)(b)	2,799	148,767
Stamps.com, Inc. (a)	4,869	154,640
Textura Corp. (a)(b)	5,177	136,673
Trulia, Inc. (a)	2,851	139,414
Twitter, Inc. (a)	2,964	152,883
VeriSign, Inc. (a)(b)	2,751	151,635
Web.com Group, Inc. (a)(b)	7,802	155,728
WebMD Health Corp. (a)(b)	3,240	135,464
Xoom Corp. (a)(b)	6,537	143,487
Yahoo!, Inc. (a)	3,603	146,822
Yelp, Inc. (a)(b)	1,889	128,924
Zillow, Inc. (Class A) (a)(b)	1,215	140,928

		6,702,110

IT CONSULTING & OTHER SERVICES — 11.5%
Accenture PLC (Class A) (b)	1,908	155,158
Acxiom Corp. (a)	8,292	137,233
Booz Allen Hamilton Holding Corp.	6,838	160,009
CACI International, Inc. (Class A) (a)(b)	2,133	152,019
Cognizant Technology Solutions Corp. (Class A) (a)	3,451	154,501
EnerNOC, Inc. (a)(b)	7,771	131,796
EPAM Systems, Inc. (a)(b)	4,020	176,036
Forrester Research, Inc. (b)	2,659	98,011
Gartner, Inc. (a)(b)	2,012	147,822
iGate Corp. (a)	4,106	150,772
International Business Machines Corp.	808	153,383
Leidos Holdings, Inc.	4,379	150,331
ManTech International Corp. (Class A) (b)	5,305	142,970
MAXIMUS, Inc.	3,737	149,966
Sapient Corp. (a)(b)	10,431	146,034
Science Applications International Corp. (b)	3,359	148,568
Teradata Corp. (a)(b)	3,442	144,289
Unisys Corp. (a)(b)	6,571	153,827
Virtusa Corp. (a)	4,329	153,939
Xerox Corp.	11,401	150,835

		2,957,499

SYSTEMS SOFTWARE — 10.3%
CA, Inc.	5,420	151,435
CommVault Systems, Inc. (a)(b)	2,779	140,062
FireEye, Inc. (a)(b)	4,405	134,617
Fortinet, Inc. (a)	5,847	147,724
Imperva, Inc. (a)(b)	4,646	133,480
Infoblox, Inc. (a)	10,632	156,822
Microsoft Corp.	3,308	153,359
NetSuite, Inc. (a)(b)	1,759	157,501
Oracle Corp.	3,814	146,000
Progress Software Corp. (a)	6,633	158,595
Proofpoint, Inc. (a)(b)	3,739	138,866
Qualys, Inc. (a)(b)	6,153	163,670
Red Hat, Inc. (a)	2,552	143,295
Rovi Corp. (a)	7,391	145,935
ServiceNow, Inc. (a)	2,527	148,537
Symantec Corp.	6,298	148,066
Tableau Software, Inc. (Class A) (a)	2,002	145,445
VMware, Inc. (Class A) (a)(b)	1,613	151,364

		2,664,773

TOTAL COMMON STOCKS —
(Cost $24,544,407)		25,775,350

SHORT TERM INVESTMENTS — 24.4%
MONEY MARKET FUNDS — 24.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,272,528	6,272,528
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	34,612	34,612

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,307,140)		6,307,140

TOTAL INVESTMENTS — 124.3% (f)
(Cost $30,851,547)		32,082,490
OTHER ASSETS & LIABILITIES — (24.3)%		(6,263,399)

NET ASSETS — 100.0%		$25,819,091

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 15.7%
8x8, Inc. (a)(b)	49,570	$331,128
Cogent Communications Holdings, Inc.	16,100	541,121
Globalstar, Inc. (a)(b)	140,006	512,422
inContact, Inc. (a)(b)	10,235	88,993
Inteliquent, Inc. (b)	21,311	265,322
Intelsat SA (a)(b)	21,073	361,191
Iridium Communications, Inc. (a)(b)	53,635	474,670
Level 3 Communications, Inc. (a)	12,069	551,915
tw telecom, Inc. (a)	13,163	547,712
Vonage Holdings Corp. (a)(b)	70,235	230,371

		3,904,845

COMMUNICATIONS EQUIPMENT — 60.7%
ADTRAN, Inc. (b)	23,819	489,004
Arris Group, Inc. (a)	17,661	500,778
Aruba Networks, Inc. (a)(b)	23,045	497,311
Black Box Corp. (b)	3,943	91,951
Brocade Communications Systems, Inc. (b)	52,536	571,066
CalAmp Corp. (a)(b)	26,711	470,648
Ciena Corp. (a)(b)	27,770	464,314
Cisco Systems, Inc.	21,424	539,242
CommScope Holding Co., Inc. (a)	21,398	511,626
Comtech Telecommunications Corp.	6,524	242,367
EchoStar Corp. (Class A) (a)	8,337	406,512
Emulex Corp. (a)(b)	53,513	264,354
Extreme Networks, Inc. (a)(b)	85,380	408,970
F5 Networks, Inc. (a)(b)	4,309	511,651
Finisar Corp. (a)(b)	29,503	490,635
Harmonic, Inc. (a)(b)	40,177	254,722
Harris Corp.	7,726	513,006
Infinera Corp. (a)(b)	48,517	517,676
InterDigital, Inc. (b)	12,800	509,696
Ixia (a)(b)	26,036	237,969
JDS Uniphase Corp. (a)	40,136	513,741
Juniper Networks, Inc.	23,274	515,519
Motorola Solutions, Inc. (b)	8,759	554,270
Netgear, Inc. (a)(b)	11,252	351,625
Palo Alto Networks, Inc. (a)	5,391	528,857
Plantronics, Inc. (b)	9,233	441,153
Polycom, Inc. (a)(b)	40,225	494,164
QUALCOMM, Inc.	7,155	534,979
Riverbed Technology, Inc. (a)(b)	27,900	517,406
Ruckus Wireless, Inc. (a)(b)	37,277	498,021
ShoreTel, Inc. (a)(b)	25,029	166,443
Sonus Networks, Inc. (a)(b)	140,737	481,321
Ubiquiti Networks, Inc. (a)(b)	11,594	435,123
ViaSat, Inc. (a)(b)	9,319	513,663

		15,039,783

INTEGRATED TELECOMMUNICATION SERVICES — 14.2%
AT&T, Inc. (b)	15,624	550,590
Atlantic Tele-Network, Inc. (b)	2,553	137,607
CenturyLink, Inc.	13,632	557,412
Cincinnati Bell, Inc. (a)(b)	47,033	158,501
Consolidated Communications Holdings, Inc. (b)	16,404	410,920
Frontier Communications Corp. (b)	84,222	548,285
Shenandoah Telecommunications Co. (b)	3,367	83,535
Verizon Communications, Inc. (b)	11,137	556,739
Windstream Holdings, Inc. (b)	48,692	524,900

		3,528,489

WIRELESS TELECOMMUNICATION SERVICES — 9.1%
SBA Communications Corp. (Class A) (a)	4,803	532,653
Sprint Corp. (a)(b)	77,003	488,199
T-Mobile US, Inc. (a)	17,484	504,763
Telephone & Data Systems, Inc.	20,828	499,039
US Cellular Corp. (a)(b)	6,634	235,374

		2,260,028

TOTAL COMMON STOCKS —
(Cost $25,177,041)		24,733,145

SHORT TERM INVESTMENTS — 24.8%
MONEY MARKET FUNDS — 24.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,097,271	6,097,271
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	42,038	42,038

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,139,309)		6,139,309

TOTAL INVESTMENTS — 124.5% (f)
(Cost $31,316,350)		30,872,454
OTHER ASSETS & LIABILITIES — (24.5)%		(6,080,493)

NET ASSETS — 100.0%		$24,791,961

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.5%
Atlas Air Worldwide Holdings, Inc. (a)(b)	124,108	$4,098,046
C.H. Robinson Worldwide, Inc. (b)	104,629	6,938,995
Expeditors International of Washington, Inc.	165,713	6,724,633
FedEx Corp.	45,704	7,378,911
Forward Air Corp. (b)	64,482	2,890,728
HUB Group, Inc. (Class A) (a)	170,332	6,903,556
Park-Ohio Holdings Corp. (b)	23,686	1,133,612
United Parcel Service, Inc. (Class B)	71,677	7,045,132
UTI Worldwide, Inc. (a)(b)	576,893	6,132,373
XPO Logistics, Inc. (a)(b)	183,880	6,926,760

		56,172,746

AIRLINES — 23.5%
Alaska Air Group, Inc. (b)	148,676	6,473,353
Allegiant Travel Co. (b)	55,888	6,911,110
American Airlines Group, Inc.	186,664	6,622,839
Delta Air Lines, Inc.	177,070	6,401,080
Hawaiian Holdings, Inc. (a)(b)	454,145	6,108,250
JetBlue Airways Corp. (a)(b)	576,530	6,122,749
Republic Airways Holdings, Inc. (a)(b)	302,271	3,358,231
SkyWest, Inc. (b)	258,180	2,008,640
Southwest Airlines Co.	207,496	7,007,140
Spirit Airlines, Inc. (a)(b)	100,155	6,924,717
United Continental Holdings, Inc. (a)	139,415	6,523,228

		64,461,337

AIRPORT SERVICES — 1.7%
Wesco Aircraft Holdings, Inc. (a)(b)	279,807	4,868,642

MARINE — 3.6%
Kirby Corp. (a)(b)	57,296	6,752,333
Matson, Inc. (b)	124,556	3,117,637

		9,869,970

RAILROADS — 13.1%
CSX Corp.	224,605	7,200,836
Genesee & Wyoming, Inc. (Class A) (a)	71,926	6,855,267
Kansas City Southern (b)	61,133	7,409,320
Norfolk Southern Corp.	65,140	7,269,624
Union Pacific Corp.	65,675	7,120,484

		35,855,531

TRUCKING — 37.5%
AMERCO, Inc.	21,952	5,749,009
ArcBest Corp. (b)	193,472	7,216,506
Avis Budget Group, Inc. (a)(b)	110,571	6,069,242
Celadon Group, Inc. (b)	114,461	2,226,266
Con-way, Inc. (b)	131,781	6,259,597
Heartland Express, Inc. (b)	199,298	4,775,180
Hertz Global Holdings, Inc. (a)	253,990	6,448,806
J.B. Hunt Transport Services, Inc. (b)	93,258	6,905,755
Knight Transportation, Inc. (b)	223,147	6,111,996
Landstar System, Inc. (b)	98,375	7,101,691
Marten Transport, Ltd. (b)	99,302	1,768,569
Old Dominion Freight Line, Inc. (a)	99,644	7,038,852
Roadrunner Transportation Systems, Inc. (a)	124,549	2,838,472
Ryder Systems, Inc. (b)	75,813	6,820,896
Saia, Inc. (a)(b)	104,822	5,194,978
Swift Transportation Co. (a)(b)	330,569	6,935,338
Werner Enterprises, Inc. (b)	254,635	6,416,802
YRC Worldwide, Inc. (a)	339,021	6,888,907

		102,766,862

TOTAL COMMON STOCKS —
(Cost $248,496,586)		273,995,088

SHORT TERM INVESTMENTS — 24.4%
MONEY MARKET FUNDS — 24.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	66,682,438	66,682,438
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	212,038	212,038

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,894,476)		66,894,476

TOTAL INVESTMENTS — 124.3% (f)
(Cost $315,391,062)		340,889,564
OTHER ASSETS & LIABILITIES — (24.3)%		(66,676,323)

NET ASSETS — 100.0%		$274,213,241

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.1%
AAR Corp. (a)	56	$1,352
Alliant Techsystems, Inc.	48	6,127
BE Aerospace, Inc. (b)	139	11,668
Cubic Corp. (a)	8	374
Curtiss-Wright Corp. (a)	71	4,680
Engility Holdings, Inc. (b)	4	125
Esterline Technologies Corp. (a)(b)	44	4,896
Exelis, Inc.	104	1,720
GenCorp, Inc. (a)(b)	100	1,597
General Dynamics Corp.	468	59,478
Honeywell International, Inc.	563	52,427
Huntington Ingalls Industries, Inc.	72	7,503
L-3 Communications Holdings, Inc.	107	12,724
Lockheed Martin Corp.	394	72,015
Moog, Inc. (Class A) (a)(b)	59	4,036
Northrop Grumman Corp.	281	37,025
Orbital Sciences Corp. (b)	83	2,307
Precision Castparts Corp.	92	21,793
Raytheon Co.	410	41,664
Rockwell Collins, Inc. (a)	86	6,751
Teledyne Technologies, Inc. (b)	43	4,042
Textron, Inc.	440	15,836
The Boeing Co.	652	83,052
Triumph Group, Inc. (a)	16	1,041
United Technologies Corp.	535	56,496
Vectrus, Inc. (b)	6	113

		510,842

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (a)	69	4,576
Expeditors International of Washington, Inc.	95	3,855
FedEx Corp.	391	63,127
Forward Air Corp. (a)	40	1,793
HUB Group, Inc. (Class A) (b)	44	1,784
United Parcel Service, Inc. (Class B)	686	67,427
UTI Worldwide, Inc. (a)(b)	100	1,063

		143,625

AIRLINES — 0.6%
Alaska Air Group, Inc. (a)	230	10,014
Allegiant Travel Co. (a)	8	989
Delta Air Lines, Inc.	1,411	51,008
JetBlue Airways Corp. (a)(b)	303	3,218
SkyWest, Inc. (a)	84	654
Southwest Airlines Co.	1,124	37,957

		103,840

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	339	17,835
Delphi Automotive PLC (a)	366	22,450
Drew Industries, Inc. (a)	20	844
Gentex Corp. (a)	199	5,327
Johnson Controls, Inc. (a)	758	33,352
Standard Motor Products, Inc. (a)	20	689
Superior Industries International, Inc. (a)	4	70
The Goodyear Tire & Rubber Co.	404	9,124

		89,691

AUTOMOBILES — 0.2%
Ford Motor Co.	1,171	17,319
General Motors Co.	278	8,879
Harley-Davidson, Inc. (a)	250	14,550
Thor Industries, Inc. (a)	5	258
Winnebago Industries, Inc. (a)(b)	44	958

		41,964

BANKS — 4.1%
Associated Banc-Corp. (a)	29	505
BancorpSouth, Inc.	124	2,497
Bank of America Corp.	4,002	68,234
Bank of Hawaii Corp. (a)	43	2,443
Bank of the Ozarks, Inc. (a)	80	2,522
Banner Corp.	27	1,039
BB&T Corp.	456	16,968
BBCN Bancorp, Inc.	20	292
Boston Private Financial Holdings, Inc. (a)	92	1,140
Cathay General Bancorp (a)	76	1,887
Citigroup, Inc.	128	6,633
City Holding Co. (a)	8	337
City National Corp. (a)	27	2,043
Comerica, Inc. (a)	162	8,077
Commerce Bancshares, Inc. (a)	20	893
Community Bank System, Inc. (a)	28	941
Cullen/Frost Bankers, Inc. (a)	24	1,836
CVB Financial Corp. (a)	92	1,320
East West Bancorp, Inc.	103	3,502
F.N.B. Corp. (a)	112	1,343
Fifth Third Bancorp	540	10,811
First BanCorp- Puerto Rico (a)(b)	76	361
First Commonwealth Financial Corp. (a)	167	1,401
First Financial Bancorp	28	443
First Midwest Bancorp, Inc. (a)	104	1,673
First Niagara Financial Group, Inc. (a)	104	866
Glacier Bancorp, Inc. (a)	108	2,793
Hancock Holding Co.	21	673
Hanmi Financial Corp. (a)	48	968
Home Bancshares, Inc. (a)	72	2,117
Huntington Bancshares, Inc.	595	5,789
Independent Bank Corp.-Massachusetts (a)	20	714
International Bancshares Corp. (a)	20	493
JPMorgan Chase & Co.	1,120	67,469
KeyCorp	784	10,451
M&T Bank Corp. (a)	61	7,521
MB Financial, Inc. (a)	48	1,329
National Penn Bancshares, Inc.	120	1,165
NBT Bancorp, Inc. (a)	12	270
Old National Bancorp	100	1,297
PacWest Bancorp	91	3,752
Pinnacle Financial Partners, Inc.	36	1,300
PNC Financial Services Group, Inc. (a)	474	40,565
PrivateBancorp, Inc. (a)	92	2,752
Prosperity Bancshares, Inc. (a)	23	1,315
Regions Financial Corp.	525	5,271
S&T Bancorp, Inc. (a)	8	188
Signature Bank (b)	79	8,853
Simmons First National Corp. (a)	4	154
Sterling Bancorp (a)	53	678
SunTrust Banks, Inc.	428	16,277
SVB Financial Group (b)	59	6,613
Synovus Financial Corp.	19	449

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

TCF Financial Corp. (a)	147	$2,283
Texas Capital Bancshares, Inc. (a)(b)	60	3,461
Tompkins Financial Corp. (a)	4	176
Trustmark Corp. (a)	48	1,106
U.S. Bancorp	1,612	67,430
UMB Financial Corp. (a)	31	1,691
Umpqua Holdings Corp.	95	1,565
United Bankshares, Inc. (a)	20	619
United Community Banks, Inc. (a)	28	461
Valley National Bancorp (a)	24	233
ViewPoint Financial Group, Inc. (a)	78	1,867
Webster Financial Corp.	95	2,768
Wells Fargo & Co.	4,996	259,142
Westamerica Bancorporation (a)	12	558
Wilshire Bancorp, Inc. (a)	104	960
Wintrust Financial Corp. (a)	12	536
Zions Bancorporation	24	697

		676,776

BEVERAGES — 1.6%
Boston Beer Co., Inc. (Class A) (a)(b)	15	3,326
Brown-Forman Corp. (Class B)	211	19,036
Coca-Cola Enterprises, Inc.	291	12,909
Constellation Brands, Inc. (Class A) (b)	283	24,666
Dr. Pepper Snapple Group, Inc. (a)	241	15,499
Molson Coors Brewing Co. (Class B) (a)	249	18,536
Monster Beverage Corp. (a)(b)	108	9,900
PepsiCo, Inc.	834	77,637
The Coca-Cola Co.	1,827	77,940

		259,449

BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc. (b)	277	45,932
Amgen, Inc.	480	67,421
Biogen Idec, Inc. (b)	351	116,114
Celgene Corp. (b)	643	60,944
Cubist Pharmaceuticals, Inc. (a)(b)	48	3,184
Gilead Sciences, Inc. (a)(b)	2,099	223,439
Ligand Pharmaceuticals, Inc. (a)(b)	35	1,645
Momenta Pharmaceuticals, Inc. (a)(b)	8	91
Regeneron Pharmaceuticals, Inc. (a)(b)	24	8,652
Spectrum Pharmaceuticals, Inc. (a)(b)	20	163
United Therapeutics Corp. (a)(b)	36	4,631
Vertex Pharmaceuticals, Inc. (a)(b)	210	23,585

		555,801

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp. (a)	63	2,979
AAON, Inc. (a)	88	1,497
Allegion PLC (a)	72	3,430
Apogee Enterprises, Inc. (a)	48	1,910
Fortune Brands Home & Security, Inc. (a)	21	863
Gibraltar Industries, Inc. (a)(b)	20	274
Griffon Corp. (a)	20	228
Lennox International, Inc.	43	3,305
Masco Corp. (a)	127	3,038
Quanex Building Products Corp. (a)	44	796
Simpson Manufacturing Co., Inc. (a)	4	117
Universal Forest Products, Inc. (a)	28	1,196

		19,633

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (b)	35	7,013
Ameriprise Financial, Inc.	277	34,176
BlackRock, Inc.	100	32,832
Calamos Asset Management, Inc. (Class A) (a)	4	45
E*TRADE Financial Corp. (a)(b)	444	10,030
Eaton Vance Corp. (a)	16	604
Evercore Partners, Inc. (Class A)	52	2,444
Federated Investors, Inc. (Class B) (a)	24	705
Franklin Resources, Inc.	357	19,496
Greenhill & Co., Inc. (a)	11	511
HFF, Inc. (Class A) (a)	44	1,274
Invesco, Ltd.	366	14,450
Janus Capital Group, Inc. (a)	171	2,486
Legg Mason, Inc.	167	8,544
Morgan Stanley	1,353	46,773
Northern Trust Corp.	142	9,660
Piper Jaffray Co., Inc. (a)(b)	16	836
Raymond James Financial, Inc. (a)	100	5,358
SEI Investments Co. (a)	41	1,483
State Street Corp. (a)(c)	55	4,048
Stifel Financial Corp. (b)	52	2,438
SWS Group, Inc. (a)(b)	12	83
T. Rowe Price Group, Inc. (a)	188	14,739
The Bank of New York Mellon Corp.	1,013	39,233
The Charles Schwab Corp. (a)	1,139	33,475
The Goldman Sachs Group, Inc. (a)	88	16,154
Virtus Investment Partners, Inc. (a)	8	1,390
Waddell & Reed Financial, Inc. (Class A)	76	3,928

		314,208

CHEMICALS — 3.2%
A. Schulman, Inc. (a)	20	723
Air Products & Chemicals, Inc.	185	24,083
Airgas, Inc. (a)	36	3,983
Albemarle Corp. (a)	52	3,063
American Vanguard Corp. (a)	40	448
Ashland, Inc.	76	7,912
Balchem Corp. (a)	8	453
Cabot Corp.	95	4,823
Calgon Carbon Corp. (a)(b)	75	1,454
CF Industries Holdings, Inc.	55	15,357
Cytec Industries, Inc.	94	4,445
E. I. du Pont de Nemours & Co. (a)	738	52,959
Eastman Chemical Co.	83	6,714
Ecolab, Inc. (a)	258	29,626
Flotek Industries, Inc. (a)(b)	75	1,955
FMC Corp.	61	3,489
H.B. Fuller Co. (a)	27	1,072
Hawkins, Inc. (a)	4	144
Innophos Holdings, Inc.	12	661
International Flavors & Fragrances, Inc.	99	9,492
Intrepid Potash, Inc. (a)(b)	4	62
Koppers Holdings, Inc. (a)	8	265
Kraton Performance Polymers, Inc. (a)(b)	40	712
LSB Industries, Inc. (a)(b)	20	714
LyondellBasell Industries NV	616	66,935
Minerals Technologies, Inc. (a)	40	2,468
Monsanto Co.	643	72,344

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

NewMarket Corp. (a)	16	$6,096
Olin Corp. (a)	31	783
OM Group, Inc. (a)	52	1,349
PolyOne Corp.	120	4,270
PPG Industries, Inc. (a)	175	34,430
Praxair, Inc. (a)	187	24,123
Quaker Chemical Corp. (a)	20	1,434
Rayonier Advanced Materials, Inc.	1	33
RPM International, Inc.	163	7,462
Sensient Technologies Corp. (a)	59	3,089
Sigma-Aldrich Corp. (a)	108	14,689
Stepan Co. (a)	16	710
The Dow Chemical Co. (a)	1,747	91,613
The Mosaic Co.	314	13,945
The Scotts Miracle-Gro Co. (Class A) (a)	20	1,100
The Sherwin-Williams Co. (a)	75	16,424
Tredegar Corp. (a)	39	718
Valspar Corp.	51	4,028
Zep, Inc. (a)	4	56

		542,708

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc. (a)	63	1,618
Brady Corp. (Class A) (a)	12	269
Cintas Corp. (a)	132	9,318
Civeo Corp.	48	557
Clean Harbors, Inc. (a)(b)	34	1,833
Copart, Inc. (b)	43	1,346
Deluxe Corp. (a)	68	3,751
G & K Services, Inc. (Class A) (a)	20	1,108
Healthcare Services Group, Inc. (a)	87	2,489
Herman Miller, Inc.	39	1,164
HNI Corp. (a)	36	1,296
Interface, Inc. (a)	83	1,340
Matthews International Corp. (Class A) (a)	24	1,053
Mobile Mini, Inc. (a)	63	2,203
MSA Safety, Inc. (a)	24	1,186
Pitney Bowes, Inc. (a)	315	7,872
R.R. Donnelley & Sons Co. (a)	8	132
Republic Services, Inc.	192	7,492
Rollins, Inc.	32	937
Stericycle, Inc. (a)(b)	27	3,147
Tetra Tech, Inc. (a)	3	75
The ADT Corp. (a)	27	957
The Brink’s Co. (a)	8	192
Tyco International, Ltd.	577	25,717
UniFirst Corp. (a)	16	1,545
Viad Corp. (a)	47	971
Waste Connections, Inc.	79	3,833
Waste Management, Inc. (a)	222	10,552

		93,953

COMMUNICATIONS EQUIPMENT — 1.3%
Arris Group, Inc. (b)	216	6,125
Bel Fuse, Inc. (Class B) (a)	4	99
Black Box Corp. (a)	4	93
CalAmp Corp. (a)(b)	55	969
Ciena Corp. (a)(b)	13	217
Cisco Systems, Inc.	649	16,335
F5 Networks, Inc. (b)	95	11,280
Harmonic, Inc. (a)(b)	171	1,084
Harris Corp.	159	10,558
InterDigital, Inc. (a)	11	438
Ixia (a)(b)	55	503
JDS Uniphase Corp. (b)	11	141
Juniper Networks, Inc.	301	6,667
Motorola Solutions, Inc.	239	15,124
Netgear, Inc. (b)	16	500
Oplink Communications, Inc.	4	67
Polycom, Inc. (b)	156	1,917
QUALCOMM, Inc.	1,904	142,362
Riverbed Technology, Inc. (a)(b)	196	3,635
ViaSat, Inc. (b)	1	55

		218,169

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)(b)	39	1,316
Aegion Corp. (a)(b)	44	979
Comfort Systems USA, Inc. (a)	83	1,125
Dycom Industries, Inc. (a)(b)	55	1,689
EMCOR Group, Inc. (a)	55	2,198
Fluor Corp.	168	11,221
Granite Construction, Inc. (a)	55	1,749
Jacobs Engineering Group, Inc. (b)	5	244
KBR, Inc. (a)	19	358
Orion Marine Group, Inc. (a)(b)	12	120
Quanta Services, Inc. (a)(b)	285	10,342
URS Corp. (a)	28	1,613

		32,954

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc. (a)	73	7,433
Headwaters, Inc. (a)(b)	100	1,254
Martin Marietta Materials, Inc. (a)	84	10,831
Vulcan Materials Co. (a)	160	9,637

		29,155

CONSUMER FINANCE — 1.1%
American Express Co.	1,098	96,119
Capital One Financial Corp.	556	45,381
Cash America International, Inc. (a)	19	832
Discover Financial Services	532	34,255
Encore Capital Group, Inc. (a)(b)	36	1,595
First Cash Financial Services, Inc. (a)(b)	4	224
Navient Corp.	126	2,231
Portfolio Recovery Associates, Inc. (a)(b)	29	1,515
World Acceptance Corp. (b)	15	1,013

		183,165

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	51	3,096
Avery Dennison Corp. (a)	60	2,679
Ball Corp. (a)	206	13,034
Bemis Co., Inc. (a)	31	1,179
Greif, Inc. (Class A)	12	526
MeadWestvaco Corp. (a)	191	7,819
Myers Industries, Inc. (a)	40	706
Owens-Illinois, Inc. (b)	110	2,865
Packaging Corp. of America	147	9,381
Sealed Air Corp. (a)	215	7,499
Silgan Holdings, Inc.	15	705

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Sonoco Products Co.	107	$4,204

		53,693

DISTRIBUTORS — 0.1%
Genuine Parts Co.	71	6,228
LKQ Corp. (a)(b)	63	1,675
Pool Corp. (a)	40	2,157
VOXX International Corp. (a)(b)	8	74

		10,134

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)(b)	4	108
Apollo Education Group, Inc. (b)	163	4,100
Capella Education Co. (a)	4	250
Career Education Corp. (a)(b)	4	20
DeVry Education Group, Inc. (a)	88	3,767
Graham Holdings Co. (Class B)	8	5,597
H&R Block, Inc. (a)	127	3,938
Regis Corp. (a)	36	575
Service Corp. International (a)	135	2,854
Sotheby’s (a)	15	536
Universal Technical Institute, Inc. (a)	4	37

		21,782

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. (Class B) (b)	838	115,761
CBOE Holdings, Inc. (a)	11	589
CME Group, Inc.	40	3,198
Interactive Brokers Group, Inc. (Class A)	71	1,771
Intercontinental Exchange, Inc.	33	6,437
Leucadia National Corp.	15	358
McGraw Hill Financial, Inc.	376	31,753
Moody’s Corp. (a)	227	21,452
MSCI, Inc. (Class A) (a)(b)	115	5,407
The NASDAQ OMX Group, Inc. (a)	132	5,599

		192,325

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc. (a)	1,537	54,164
Atlantic Tele-Network, Inc. (a)	8	431
CenturyLink, Inc.	218	8,914
Cincinnati Bell, Inc. (a)(b)	327	1,102
Frontier Communications Corp. (a)	1,558	10,143
General Communication, Inc. (Class A) (b)	8	87
tw telecom, Inc. (a)(b)	192	7,989
Verizon Communications, Inc.	875	43,741
Windstream Holdings, Inc.	790	8,516

		135,087

ELECTRIC UTILITIES — 1.4%
American Electric Power Co., Inc.	557	29,081
Cleco Corp.	55	2,648
Duke Energy Corp. (a)	329	24,599
Edison International (a)	290	16,217
El Paso Electric Co. (a)	20	731
Entergy Corp.	220	17,013
Exelon Corp.	907	30,920
FirstEnergy Corp. (a)	19	638
Great Plains Energy, Inc. (a)	47	1,136
Hawaiian Electric Industries, Inc. (a)	44	1,168
IDACORP, Inc. (a)	19	1,019
NextEra Energy, Inc.	424	39,805
Northeast Utilities (a)	174	7,708
OGE Energy Corp. (a)	59	2,189
Pepco Holdings, Inc. (a)	371	9,928
Pinnacle West Capital Corp.	15	820
PNM Resources, Inc. (a)	94	2,341
PPL Corp.	508	16,683
The Southern Co. (a)	339	14,797
UIL Holdings Corp. (a)	16	566
Westar Energy, Inc. (a)	114	3,890
Xcel Energy, Inc. (a)	318	9,667

		233,564

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc. (a)	60	7,063
AMETEK, Inc.	155	7,783
AZZ, Inc. (a)	8	334
Eaton Corp. PLC	342	21,672
Emerson Electric Co.	386	24,156
Encore Wire Corp. (a)	8	297
EnerSys (a)	76	4,457
Franklin Electric Co., Inc. (a)	48	1,667
General Cable Corp. (a)	3	45
Hubbell, Inc. (Class B)	36	4,339
Powell Industries, Inc. (a)	8	327
Regal-Beloit Corp. (a)	43	2,763
Rockwell Automation, Inc.	182	19,998

		94,901

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	4	47
Amphenol Corp. (Class A)	166	16,577
Anixter International, Inc. (a)	32	2,715
Arrow Electronics, Inc. (b)	118	6,531
Avnet, Inc.	123	5,105
Badger Meter, Inc. (a)	8	404
Belden, Inc.	71	4,545
Benchmark Electronics, Inc. (b)	80	1,777
Checkpoint Systems, Inc. (a)(b)	95	1,162
Cognex Corp. (b)	152	6,121
Coherent, Inc. (a)(b)	19	1,166
Corning, Inc.	2,040	39,454
CTS Corp. (a)	16	254
Daktronics, Inc. (a)	8	98
Electro Scientific Industries, Inc. (a)	4	27
FARO Technologies, Inc. (a)(b)	4	203
FEI Co. (a)	24	1,810
FLIR Systems, Inc.	65	2,037
II-VI, Inc. (a)(b)	12	141
Ingram Micro, Inc. (Class A) (b)	163	4,207
Insight Enterprises, Inc. (b)	12	272
Itron, Inc. (a)(b)	32	1,258
Jabil Circuit, Inc. (a)	8	161
Knowles Corp. (a)(b)	40	1,060
Littelfuse, Inc. (a)	31	2,641
Measurement Specialties, Inc. (b)	23	1,969
Methode Electronics, Inc. (Class A) (a)	80	2,950
Mettler-Toledo International, Inc. (b)	20	5,123
MTS Systems Corp. (a)	24	1,638
National Instruments Corp. (a)	39	1,206
OSI Systems, Inc. (b)	3	190
Plexus Corp. (a)(b)	28	1,034

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Rogers Corp. (a)(b)	23	$1,259
Sanmina Corp. (b)	139	2,900
SYNNEX Corp. (a)(b)	43	2,779
TE Connectivity, Ltd.	397	21,950
Tech Data Corp. (b)	44	2,590
Trimble Navigation, Ltd. (a)(b)	341	10,400
TTM Technologies, Inc. (b)	4	27
Vishay Intertechnology, Inc. (a)	127	1,815
Zebra Technologies Corp. (Class A) (b)	79	5,607

		163,210

ENERGY EQUIPMENT & SERVICES — 2.8%
Atwood Oceanics, Inc. (a)(b)	7	306
Baker Hughes, Inc.	719	46,778
Bristow Group, Inc. (a)	31	2,083
C&J Energy Services, Inc. (a)(b)	43	1,314
Cameron International Corp. (b)	147	9,758
CARBO Ceramics, Inc. (a)	24	1,422
Diamond Offshore Drilling, Inc. (a)	3	103
Dresser-Rand Group, Inc. (b)	3	247
Dril-Quip, Inc. (b)	43	3,844
Ensco PLC (Class A) (a)	31	1,281
Era Group, Inc. (a)(b)	4	87
Exterran Holdings, Inc. (a)	96	4,254
FMC Technologies, Inc. (b)	170	9,233
Geospace Technologies Corp. (a)(b)	3	105
Gulf Island Fabrication, Inc. (a)	4	69
Halliburton Co.	1,392	89,798
Helix Energy Solutions Group, Inc. (a)(b)	4	88
Helmerich & Payne, Inc. (a)	176	17,225
Hornbeck Offshore Services, Inc. (a)(b)	3	98
ION Geophysical Corp. (a)(b)	16	45
Matrix Service Co. (a)(b)	4	97
Nabors Industries, Ltd. (a)	428	9,741
National Oilwell Varco, Inc. (a)	563	42,844
Newpark Resources, Inc. (a)(b)	144	1,791
Noble Corp. PLC (a)	11	244
Oil States International, Inc. (b)	24	1,486
Paragon Offshore PLC (a)(b)	3	18
Patterson-UTI Energy, Inc.	224	7,287
Pioneer Energy Services Corp. (b)	139	1,949
Rowan Cos. PLC (Class A) (a)	16	405
Schlumberger, Ltd. (a)	2,018	205,210
Superior Energy Services, Inc.	231	7,593
Tetra Technologies, Inc. (a)(b)	144	1,558
Tidewater, Inc. (a)	13	507
Unit Corp. (b)	68	3,988

		472,856

FOOD & STAPLES RETAILING — 1.6%
Casey’s General Stores, Inc. (a)	28	2,008
Costco Wholesale Corp.	56	7,018
CVS Health Corp.	1,218	96,941
Safeway, Inc. (a)	359	12,314
SpartanNash Co. (a)	79	1,536
SUPERVALU, Inc. (a)(b)	43	384
Sysco Corp. (a)	321	12,182
The Andersons, Inc. (a)	47	2,955
The Kroger Co.	596	30,992
United Natural Foods, Inc. (a)(b)	15	922
Wal-Mart Stores, Inc.	204	15,600
Walgreen Co.	1,374	81,437
Whole Foods Market, Inc. (a)	16	610

		264,899

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	636	32,500
B&G Foods, Inc. (a)	35	964
Cal-Maine Foods, Inc.	20	1,787
Calavo Growers, Inc. (a)	8	361
Campbell Soup Co. (a)	39	1,666
ConAgra Foods, Inc.	19	628
Dean Foods Co. (a)	75	994
Flowers Foods, Inc.	53	973
General Mills, Inc.	115	5,802
Hain Celestial Group, Inc. (a)(b)	40	4,094
Hormel Foods Corp. (a)	131	6,732
Ingredion, Inc. (a)	52	3,941
J&J Snack Foods Corp.	23	2,152
Kellogg Co.	55	3,388
Keurig Green Mountain, Inc. (a)	200	26,026
Kraft Foods Group, Inc.	277	15,623
Lancaster Colony Corp. (a)	24	2,047
McCormick & Co., Inc. (a)	39	2,609
Mead Johnson Nutrition Co.	247	23,766
Mondelez International, Inc. (Class A) (a)	1,645	56,366
Post Holdings, Inc. (a)(b)	43	1,427
Sanderson Farms, Inc. (a)	32	2,814
Seneca Foods Corp. (Class A) (a)(b)	12	343
Snyders-Lance, Inc. (a)	48	1,272
The Hershey Co. (a)	44	4,199
The J.M. Smucker Co. (a)	15	1,485
Tootsie Roll Industries, Inc. (a)	12	336
TreeHouse Foods, Inc. (a)(b)	23	1,851
Tyson Foods, Inc. (Class A) (a)	409	16,102
WhiteWave Foods Co. (Class A) (a)(b)	285	10,354

		232,602

GAS UTILITIES — 0.2%
AGL Resources, Inc. (a)	136	6,982
Atmos Energy Corp. (a)	106	5,056
National Fuel Gas Co. (a)	79	5,529
New Jersey Resources Corp. (a)	53	2,677
Northwest Natural Gas Co. (a)	12	507
ONE Gas, Inc. (a)	55	1,884
Piedmont Natural Gas Co., Inc. (a)	20	671
Questar Corp. (a)	23	513
South Jersey Industries, Inc. (a)	27	1,441
Southwest Gas Corp. (a)	32	1,554
The Laclede Group, Inc. (a)	12	557
UGI Corp.	139	4,721
WGL Holdings, Inc. (a)	32	1,348

		33,440

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abaxis, Inc. (a)	24	1,217
Abbott Laboratories	953	39,635
Align Technology, Inc. (a)(b)	73	3,773
Analogic Corp. (a)	7	448
Baxter International, Inc.	115	8,254
Becton, Dickinson and Co.	155	17,641
Boston Scientific Corp. (a)(b)	1,062	12,542

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

C.R. Bard, Inc. (a)	87	$12,416
Cantel Medical Corp. (a)	48	1,650
CareFusion Corp. (b)	131	5,928
CONMED Corp. (a)	51	1,879
Covidien PLC	706	61,076
CryoLife, Inc. (a)	36	355
Cyberonics, Inc. (a)(b)	36	1,842
Cynosure, Inc. (Class A) (a)(b)	3	63
DENTSPLY International, Inc. (a)	55	2,508
Edwards Lifesciences Corp. (b)	94	9,602
Greatbatch, Inc. (b)	12	511
Haemonetics Corp. (b)	28	978
HealthStream, Inc. (a)(b)	32	768
Hill-Rom Holdings, Inc. (a)	47	1,947
Hologic, Inc. (a)(b)	172	4,185
ICU Medical, Inc. (a)(b)	20	1,284
IDEXX Laboratories, Inc. (a)(b)	72	8,484
Integra LifeSciences Holdings Corp. (a)(b)	24	1,191
Intuitive Surgical, Inc. (b)	15	6,927
Masimo Corp. (a)(b)	40	851
Medtronic, Inc. (a)	803	49,746
Meridian Bioscience, Inc. (a)	20	354
Merit Medical Systems, Inc. (a)(b)	20	238
Natus Medical, Inc. (a)(b)	48	1,416
NuVasive, Inc. (a)(b)	68	2,371
ResMed, Inc. (a)	43	2,119
Sirona Dental Systems, Inc. (a)(b)	44	3,374
St. Jude Medical, Inc. (a)	373	22,428
STERIS Corp. (a)	48	2,590
Stryker Corp. (a)	287	23,175
SurModics, Inc. (a)(b)	20	363
Symmetry Medical, Inc. (a)(b)	16	161
Teleflex, Inc. (a)	59	6,197
The Cooper Cos., Inc.	19	2,959
Thoratec Corp. (a)(b)	27	722
Varian Medical Systems, Inc. (a)(b)	65	5,208
West Pharmaceutical Services, Inc. (a)	31	1,388
Zimmer Holdings, Inc.	191	19,205

		351,969

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc. (a)	434	35,154
Air Methods Corp. (a)(b)	39	2,167
Almost Family, Inc. (a)(b)	4	109
Amedisys, Inc. (a)(b)	12	242
AmerisourceBergen Corp.	258	19,943
AMN Healthcare Services, Inc. (a)(b)	68	1,068
AmSurg Corp. (a)(b)	43	2,152
Bio-Reference Laboratories, Inc. (a)(b)	36	1,010
Cardinal Health, Inc.	497	37,235
Centene Corp. (a)(b)	71	5,873
Chemed Corp. (a)	23	2,367
CIGNA Corp.	216	19,589
Community Health Systems, Inc. (a)(b)	24	1,315
Cross Country Healthcare, Inc. (a)(b)	4	37
DaVita HealthCare Partners, Inc. (a)(b)	188	13,750
Express Scripts Holding Co. (b)	294	20,765
Gentiva Health Services, Inc. (b)	48	806
Health Net, Inc. (b)	112	5,164
Healthways, Inc. (a)(b)	52	833
Henry Schein, Inc. (a)(b)	61	7,105
HMS Holdings Corp. (a)(b)	55	1,037
Humana, Inc. (a)	227	29,576
IPC The Hospitalist Co. (a)(b)	8	358
Kindred Healthcare, Inc.	91	1,765
Laboratory Corp. of America Holdings (a)(b)	27	2,747
Landauer, Inc. (a)	8	264
LHC Group, Inc. (b)	12	278
LifePoint Hospitals, Inc. (b)	49	3,390
Magellan Health, Inc. (a)(b)	4	219
McKesson Corp.	361	70,276
MEDNAX, Inc. (a)(b)	75	4,112
Molina Healthcare, Inc. (b)	28	1,184
Omnicare, Inc. (a)	110	6,849
Patterson Cos., Inc. (a)	40	1,657
PharMerica Corp. (a)(b)	68	1,661
Quest Diagnostics, Inc. (a)	43	2,609
Tenet Healthcare Corp. (a)(b)	23	1,366
The Ensign Group, Inc. (a)	24	835
UnitedHealth Group, Inc. (a)	704	60,720
Universal Health Services, Inc. (Class B) (a)	126	13,167
VCA, Inc. (a)(b)	83	3,264
WellCare Health Plans, Inc. (b)	43	2,595
WellPoint, Inc.	343	41,030

		427,643

HEALTH CARE TECHNOLOGY — 0.0% (d)
Cerner Corp. (a)(b)	87	5,183
Computer Programs and Systems, Inc. (a)	4	230
Omnicell, Inc. (a)(b)	67	1,831

		7,244

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (b)	1	81
Bob Evans Farms, Inc. (a)	28	1,326
Boyd Gaming Corp. (b)	123	1,250
Brinker International, Inc.	75	3,809
Buffalo Wild Wings, Inc. (a)(b)	23	3,088
Carnival Corp. (a)	130	5,222
Chipotle Mexican Grill, Inc. (b)	46	30,663
Darden Restaurants, Inc. (a)	28	1,441
DineEquity, Inc.	8	653
Domino’s Pizza, Inc.	44	3,386
International Game Technology	11	186
International Speedway Corp. (Class A) (a)	24	759
Interval Leisure Group, Inc. (a)	52	991
Jack in the Box, Inc.	64	4,364
Life Time Fitness, Inc. (a)(b)	16	807
Marcus Corp. (a)	4	63
Marriott International, Inc. (Class A) (a)	362	25,304
Marriott Vacations Worldwide Corp. (a)(b)	15	951
McDonald’s Corp.	375	35,554
Multimedia Games Holding Co., Inc. (b)	1	36
Panera Bread Co. (Class A) (a)(b)	3	488
Papa John’s International, Inc. (a)	56	2,239
Pinnacle Entertainment, Inc. (a)(b)	96	2,409
Red Robin Gourmet Burgers, Inc. (a)(b)	16	910
Ruby Tuesday, Inc. (a)(b)	4	24

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc. (a)	48	$530
Scientific Games Corp. (Class A) (a)(b)	80	862
Sonic Corp. (a)(b)	76	1,699
Starbucks Corp.	350	26,411
Starwood Hotels & Resorts Worldwide, Inc.	235	19,554
Texas Roadhouse, Inc.	32	891
The Cheesecake Factory, Inc. (a)	25	1,137
The Wendy’s Co. (a)	420	3,469
Wyndham Worldwide Corp.	115	9,345
Wynn Resorts, Ltd. (a)	136	25,443
Yum! Brands, Inc.	281	20,226

		235,571

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	278	5,705
Ethan Allen Interiors, Inc. (a)	16	365
Garmin, Ltd. (a)	203	10,554
Harman International Industries, Inc.	107	10,490
Helen of Troy, Ltd. (b)	43	2,258
iRobot Corp. (a)(b)	43	1,309
Jarden Corp. (b)	163	9,798
KB Home (a)	39	583
La-Z-Boy, Inc. (a)	76	1,504
Leggett & Platt, Inc. (a)	43	1,502
Lennar Corp. (Class A) (a)	186	7,222
M.D.C. Holdings, Inc. (a)	15	380
M/I Homes, Inc. (a)(b)	32	634
Meritage Homes Corp. (a)(b)	19	675
Mohawk Industries, Inc. (a)(b)	48	6,471
Newell Rubbermaid, Inc. (a)	176	6,056
NVR, Inc. (a)(b)	4	4,520
Pulte Group, Inc. (a)	331	5,846
Standard Pacific Corp. (a)(b)	19	142
Tempur Sealy International, Inc. (b)	95	5,336
The Ryland Group, Inc. (a)	31	1,030
Toll Brothers, Inc. (b)	79	2,462
Tupperware Brands Corp.	20	1,381
Whirlpool Corp.	29	4,224

		90,447

HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (Class A) (a)(b)	56	450
Church & Dwight Co., Inc.	64	4,490
Colgate-Palmolive Co.	625	40,763
Energizer Holdings, Inc.	60	7,393
Kimberly-Clark Corp.	303	32,594
The Clorox Co. (a)	59	5,666
The Procter & Gamble Co.	343	28,723
WD-40 Co. (a)	16	1,087

		121,166

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	500	15,240
The AES Corp.	754	10,692

		25,932

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co. (a)	736	104,277
Carlisle Cos., Inc. (a)	63	5,064
Danaher Corp.	484	36,774
General Electric Co.	5,512	141,217
Roper Industries, Inc. (a)	80	11,703

		299,035

INSURANCE — 2.7%
ACE, Ltd. (a)	243	25,483
Aflac, Inc. (a)	96	5,592
Alleghany Corp. (b)	7	2,927
American Financial Group, Inc.	40	2,316
American International Group, Inc.	1,381	74,602
AMERISAFE, Inc. (a)	20	782
Aon PLC	389	34,104
Arthur J. Gallagher & Co.	96	4,355
Aspen Insurance Holdings, Ltd. (a)	31	1,326
Assurant, Inc.	57	3,665
Cincinnati Financial Corp. (a)	44	2,070
eHealth, Inc. (a)(b)	24	579
Employers Holdings, Inc. (a)	24	462
Everest Re Group, Ltd. (a)	43	6,966
First American Financial Corp. (a)	118	3,200
Genworth Financial, Inc. (Class A) (b)	607	7,952
HCC Insurance Holdings, Inc.	39	1,883
Horace Mann Educators Corp. (a)	56	1,597
Infinity Property & Casualty Corp. (a)	4	256
Kemper Corp. (a)	44	1,503
Lincoln National Corp. (a)	279	14,949
Marsh & McLennan Cos., Inc.	617	32,294
Mercury General Corp.	39	1,904
MetLife, Inc.	905	48,617
Old Republic International Corp.	255	3,641
Primerica, Inc. (a)	55	2,652
Principal Financial Group, Inc. (a)	243	12,750
ProAssurance Corp. (a)	24	1,058
Protective Life Corp.	123	8,537
Prudential Financial, Inc.	333	29,284
Reinsurance Group of America, Inc. (a)	71	5,689
RenaissanceRe Holdings, Ltd. (a)	43	4,300
RLI Corp. (a)	48	2,078
Safety Insurance Group, Inc. (a)	8	431
Selective Insurance Group, Inc. (a)	60	1,328
StanCorp Financial Group, Inc.	29	1,832
Stewart Information Services Corp. (a)	28	822
The Allstate Corp. (a)	349	21,418
The Chubb Corp.	114	10,383
The Hanover Insurance Group, Inc.	39	2,395
The Hartford Financial Services Group, Inc.	361	13,447
The Navigators Group, Inc. (a)(b)	4	246
The Progressive Corp.	116	2,932
The Travelers Cos., Inc.	250	23,485
Torchmark Corp. (a)	92	4,818
United Fire Group, Inc. (a)	32	889
Unum Group	142	4,882
W.R. Berkley Corp. (a)	27	1,291
XL Group PLC	101	3,350

		443,322

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (b)	142	45,787
Expedia, Inc.	170	14,895
FTD Cos., Inc. (a)(b)	36	1,228
HSN, Inc. (a)	11	675

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Netflix, Inc. (a)(b)	99	$44,667
NutriSystem, Inc. (a)	4	61
PetMed Express, Inc. (a)	8	109
The Priceline Group, Inc. (b)	73	84,576
TripAdvisor, Inc. (a)(b)	176	16,090

		208,088

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (b)	219	13,096
AOL, Inc. (a)(b)	44	1,978
Blucora, Inc. (a)(b)	68	1,036
comScore, Inc. (a)(b)	51	1,857
Conversant, Inc. (a)(b)	35	1,199
Dealertrack Technologies, Inc. (a)(b)	68	2,952
Dice Holdings, Inc. (a)(b)	4	33
Digital River, Inc. (a)(b)	4	58
eBay, Inc. (b)	48	2,718
Equinix, Inc. (a)(b)	40	8,499
Facebook, Inc. (Class A) (a)(b)	3,199	252,849
Google, Inc. (Class A) (a)(b)	370	217,712
Google, Inc. (Class C) (b)	60	34,642
j2 Global, Inc. (a)	12	592
Liquidity Services, Inc. (a)(b)	3	41
LivePerson, Inc. (a)(b)	76	957
LogMeIn, Inc. (a)(b)	39	1,797
Monster Worldwide, Inc. (a)(b)	4	22
NIC, Inc.	59	1,016
Perficient, Inc. (a)(b)	36	540
Rackspace Hosting, Inc. (a)(b)	15	488
VeriSign, Inc. (a)(b)	9	496
XO Group, Inc. (b)	4	45
Yahoo!, Inc. (b)	1,069	43,562

		588,185

IT SERVICES — 2.5%
Accenture PLC (Class A) (a)	401	32,609
Alliance Data Systems Corp. (b)	83	20,606
Automatic Data Processing, Inc.	305	25,339
Broadridge Financial Solutions, Inc.	187	7,785
CACI International, Inc. (Class A) (a)(b)	9	641
Cardtronics, Inc. (a)(b)	48	1,690
CIBER, Inc. (a)(b)	16	55
Cognizant Technology Solutions Corp. (Class A) (a)(b)	849	38,010
Computer Sciences Corp. (a)	191	11,680
Convergys Corp. (a)	75	1,336
CoreLogic, Inc. (a)(b)	43	1,164
CSG Systems International, Inc. (a)	52	1,367
DST Systems, Inc.	43	3,609
ExlService Holdings, Inc. (a)(b)	16	391
Fidelity National Information Services, Inc.	331	18,635
Fiserv, Inc. (a)(b)	285	18,421
Gartner, Inc. (a)(b)	71	5,216
Global Payments, Inc. (a)	112	7,826
iGate Corp. (a)(b)	40	1,469
International Business Machines Corp.	40	7,593
Jack Henry & Associates, Inc. (a)	68	3,785
Leidos Holdings, Inc.	8	275
Mastercard, Inc. (Class A)	870	64,310
MAXIMUS, Inc. (a)	60	2,408
NeuStar, Inc. (Class A) (a)(b)	19	472
Paychex, Inc.	151	6,674
Science Applications International Corp. (a)	60	2,654
TeleTech Holdings, Inc. (a)(b)	4	98
Teradata Corp. (a)(b)	7	293
The Western Union Co. (a)	20	321
Total System Services, Inc.	108	3,344
VeriFone Systems, Inc. (b)	175	6,016
Virtusa Corp. (a)(b)	51	1,814
Visa, Inc. (Class A) (a)	435	92,816
WEX, Inc. (a)(b)	24	2,648
Xerox Corp.	1,322	17,490

		410,860

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	20	696
Brunswick Corp.	59	2,486
Callaway Golf Co. (a)	28	203
Hasbro, Inc. (a)	95	5,225
Mattel, Inc.	15	460
Polaris Industries, Inc. (a)	53	7,939
Sturm Ruger & Co, Inc. (a)	28	1,363

		18,372

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	4	32
Agilent Technologies, Inc.	407	23,191
Bio-Rad Laboratories, Inc. (Class A) (b)	4	454
Cambrex Corp. (b)	48	897
Charles River Laboratories International, Inc. (a)(b)	52	3,107
Covance, Inc. (a)(b)	12	944
PAREXEL International Corp. (a)(b)	21	1,325
PerkinElmer, Inc. (a)	167	7,281
Techne Corp.	35	3,274
Thermo Fisher Scientific, Inc.	489	59,511
Waters Corp. (b)	17	1,685

		101,701

MACHINERY — 2.4%
AGCO Corp. (a)	35	1,591
Albany International Corp. (Class A)	40	1,362
Astec Industries, Inc. (a)	4	146
Barnes Group, Inc.	67	2,034
Briggs & Stratton Corp. (a)	60	1,081
Caterpillar, Inc. (a)	818	81,007
CIRCOR International, Inc. (a)	35	2,357
CLARCOR, Inc. (a)	27	1,703
Crane Co.	63	3,982
Cummins, Inc.	210	27,716
Deere & Co. (a)	231	18,940
Donaldson Co., Inc. (a)	87	3,535
Dover Corp. (a)	204	16,387
EnPro Industries, Inc. (a)(b)	28	1,695
ESCO Technologies, Inc. (a)	32	1,113
Federal Signal Corp.	80	1,059
Flowserve Corp.	170	11,988
Graco, Inc.	28	2,043
Harsco Corp. (a)	59	1,263
Hillenbrand, Inc. (a)	71	2,193
IDEX Corp.	120	8,684

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Illinois Tool Works, Inc.	384	$32,417
Ingersoll-Rand PLC	326	18,373
ITT Corp.	148	6,651
John Bean Technologies Corp. (a)	8	225
Joy Global, Inc. (a)	114	6,218
Kennametal, Inc. (a)	36	1,487
Lincoln Electric Holdings, Inc. (a)	60	4,148
Lindsay Corp. (a)	12	897
Lydall, Inc. (a)(b)	20	540
Mueller Industries, Inc.	23	656
Nordson Corp.	19	1,445
Oshkosh Corp. (a)	83	3,665
PACCAR, Inc.	255	14,503
Pall Corp. (a)	107	8,956
Parker-Hannifin Corp.	158	18,036
Pentair PLC	172	11,264
Snap-On, Inc.	63	7,628
SPX Corp.	55	5,166
Standex International Corp. (a)	12	890
Stanley Black & Decker, Inc. (a)	72	6,393
Tennant Co. (a)	31	2,080
Terex Corp. (a)	172	5,465
The Toro Co.	80	4,738
Timken Co.	43	1,823
Trinity Industries, Inc. (a)	257	12,007
Valmont Industries, Inc. (a)	4	540
Wabtec Corp.	135	10,940
Watts Water Technologies, Inc. (Class A) (a)	28	1,631
Woodward, Inc. (a)	48	2,286
Xylem, Inc.	283	10,044

		392,991

MARINE — 0.1%
Kirby Corp. (a)(b)	84	9,900
Matson, Inc.	8	200

		10,100

MEDIA — 3.9%
CBS Corp.	376	20,116
Cinemark Holdings, Inc.	119	4,051
Comcast Corp. (Class A) (a)	2,528	135,956
DIRECTV (b)	655	56,671
Discovery Communications, Inc. (Series A) (b)	9	340
Discovery Communications, Inc. (Series C) (b)	9	335
Gannett Co., Inc. (a)	259	7,684
John Wiley & Sons, Inc. (Class A) (a)	64	3,591
Lamar Advertising Co. (Class A) (a)	84	4,137
Live Nation Entertainment, Inc. (b)	207	4,972
News Corp. (Class A) (a)(b)	305	4,987
Omnicom Group, Inc. (a)	164	11,293
Scholastic Corp. (a)	24	776
Scripps Networks Interactive, Inc. (Class A) (a)	71	5,544
The E.W. Scripps Co. (Class A) (a)(b)	32	522
The Interpublic Group of Cos., Inc. (a)	412	7,548
The New York Times Co. (Class A) (a)	140	1,571
The Walt Disney Co. (a)	2,060	183,402
Time Warner Cable, Inc.	365	52,374
Time Warner, Inc.	755	56,783
Time, Inc. (b)	51	1,195
Twenty-First Century Fox, Inc. (Class A)	1,538	52,738
Viacom, Inc. (Class B)	347	26,698

		643,284

METALS & MINING — 0.8%
A.M. Castle & Co. (a)(b)	4	34
AK Steel Holding Corp. (a)(b)	224	1,794
Alcoa, Inc.	1,931	31,070
Allegheny Technologies, Inc. (a)	160	5,936
Carpenter Technology Corp.	39	1,761
Century Aluminum Co. (a)(b)	82	2,130
Cliffs Natural Resources, Inc. (a)	8	83
Commercial Metals Co. (a)	27	461
Compass Minerals International, Inc.	41	3,455
Freeport-McMoRan, Inc.	1,362	44,469
Globe Specialty Metals, Inc.	100	1,819
Kaiser Aluminum Corp. (a)	20	1,524
Materion Corp. (a)	4	123
Newmont Mining Corp. (a)	11	254
Nucor Corp.	148	8,033
Reliance Steel & Aluminum Co.	43	2,941
Royal Gold, Inc. (a)	102	6,624
RTI International Metals, Inc. (b)	39	962
Steel Dynamics, Inc. (a)	179	4,047
Stillwater Mining Co. (a)(b)	132	1,984
SunCoke Energy, Inc. (a)(b)	108	2,425
TimkenSteel Corp.	21	976
United States Steel Corp. (a)	227	8,892
US Silica Holdings, Inc. (a)	88	5,501
Worthington Industries, Inc. (a)	43	1,600

		138,898

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	86	4,765
Ameren Corp.	175	6,708
Avista Corp. (a)	24	733
Black Hills Corp. (a)	64	3,064
CenterPoint Energy, Inc.	161	3,940
CMS Energy Corp. (a)	187	5,546
Consolidated Edison, Inc. (a)	12	680
Dominion Resources, Inc.	664	45,876
DTE Energy Co.	127	9,662
Integrys Energy Group, Inc.	71	4,602
MDU Resources Group, Inc. (a)	279	7,759
NiSource, Inc. (a)	386	15,818
NorthWestern Corp. (a)	40	1,814
PG&E Corp. (a)	216	9,729
Public Service Enterprise Group, Inc. (a)	577	21,488
SCANA Corp. (a)	40	1,984
Sempra Energy (a)	222	23,394
TECO Energy, Inc. (a)	44	765
Vectren Corp.	52	2,075
Wisconsin Energy Corp. (a)	143	6,149

		176,551

MULTILINE RETAIL — 0.2%
Big Lots, Inc.	45	1,937
Dollar General Corp. (b)	89	5,439
Dollar Tree, Inc. (b)	29	1,626
Fred’s, Inc. (Class A) (a)	28	392
J.C. Penney Co., Inc. (a)(b)	8	80

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Kohl’s Corp. (a)	41	$2,502
Macy’s, Inc.	350	20,363
Nordstrom, Inc.	67	4,581
Target Corp. (a)	27	1,692
Tuesday Morning Corp. (a)(b)	68	1,320

		39,932

OIL, GAS & CONSUMABLE FUELS — 7.3%
Anadarko Petroleum Corp. (a)	535	54,270
Apache Corp.	441	41,397
Approach Resources, Inc. (a)(b)	36	522
Arch Coal, Inc. (a)	8	17
Bill Barrett Corp. (a)(b)	76	1,675
Carrizo Oil & Gas, Inc. (b)	48	2,583
Chesapeake Energy Corp. (a)	700	16,093
Chevron Corp. (a)	724	86,388
Cimarex Energy Co. (a)	135	17,081
Cloud Peak Energy, Inc. (a)(b)	59	744
Comstock Resources, Inc. (a)	71	1,322
ConocoPhillips (a)	1,713	131,079
CONSOL Energy, Inc.	359	13,592
Denbury Resources, Inc.	132	1,984
Devon Energy Corp.	568	38,726
Energen Corp.	115	8,308
EOG Resources, Inc.	901	89,217
EQT Corp. (a)	172	15,745
Exxon Mobil Corp. (a)	2,332	219,325
Forest Oil Corp. (a)(b)	4	5
Green Plains, Inc. (a)	71	2,655
Gulfport Energy Corp. (a)(b)	68	3,631
Hess Corp. (a)	346	32,635
HollyFrontier Corp.	59	2,577
Kinder Morgan, Inc.	84	3,220
Marathon Oil Corp.	429	16,126
Marathon Petroleum Corp.	124	10,499
Murphy Oil Corp. (a)	143	8,138
Newfield Exploration Co. (a)(b)	200	7,414
Noble Energy, Inc.	410	28,028
Northern Oil and Gas, Inc. (a)(b)	4	57
Occidental Petroleum Corp.	698	67,113
ONEOK, Inc.	325	21,304
PDC Energy, Inc. (b)	48	2,414
Peabody Energy Corp. (a)	12	148
Penn Virginia Corp. (a)(b)	20	254
PetroQuest Energy, Inc. (a)(b)	8	45
Phillips 66	742	60,332
Pioneer Natural Resources Co.	229	45,106
QEP Resources, Inc. (a)	114	3,509
Range Resources Corp.	91	6,171
Rosetta Resources, Inc. (b)	52	2,317
SM Energy Co. (a)	65	5,070
Southwestern Energy Co. (b)	283	9,891
Spectra Energy Corp.	652	25,597
Stone Energy Corp. (a)(b)	63	1,976
Tesoro Corp. (a)	16	976
The Williams Cos., Inc.	1,103	61,051
Valero Energy Corp.	787	36,414
World Fuel Services Corp. (a)	88	3,513
WPX Energy, Inc. (b)	212	5,101

		1,213,355

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)(b)	24	1,443
Deltic Timber Corp. (a)	4	249
Domtar Corp.	110	3,864
International Paper Co.	164	7,829
KapStone Paper and Packaging Corp. (b)	104	2,909
Louisiana-Pacific Corp. (a)(b)	55	747
Neenah Paper, Inc. (a)	28	1,497
P.H. Glatfelter Co. (a)	59	1,295
Schweitzer-Mauduit International, Inc. (a)	12	496
Wausau Paper Corp. (a)	48	381
Weyerhaeuser Co.	468	14,911

		35,621

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	55	693
Inter Parfums, Inc. (a)	4	110
Medifast, Inc. (a)(b)	20	657
The Estee Lauder Cos., Inc. (Class A)	161	12,030

		13,490

PHARMACEUTICALS — 6.0%
AbbVie, Inc. (a)	1,950	112,632
Actavis PLC (a)(b)	437	105,439
Akorn, Inc. (a)(b)	111	4,026
Allergan, Inc.	488	86,957
Bristol-Myers Squibb Co. (a)	1,191	60,955
Eli Lilly & Co.	958	62,126
Endo International PLC (b)	252	17,222
Hospira, Inc. (a)(b)	191	9,938
Impax Laboratories, Inc. (a)(b)	103	2,442
Johnson & Johnson	2,017	214,992
Lannett Co., Inc. (a)(b)	44	2,010
Mallinckrodt PLC (a)(b)	186	16,768
Merck & Co., Inc.	3,034	179,856
Mylan, Inc. (a)(b)	582	26,475
Perrigo Co. PLC	107	16,070
Pfizer, Inc.	1,888	55,828
Prestige Brands Holdings, Inc. (a)(b)	11	356
Salix Pharmaceuticals, Ltd. (a)(b)	103	16,093
The Medicines Co. (a)(b)	3	67
Zoetis, Inc. (a)	233	8,609

		998,861

PROFESSIONAL SERVICES — 0.4%
CDI Corp. (a)	20	290
Dun & Bradstreet Corp. (a)	20	2,349
Equifax, Inc.	98	7,325
Exponent, Inc. (a)	12	851
FTI Consulting, Inc. (a)(b)	43	1,503
Insperity, Inc. (a)	35	957
Korn/Ferry International (b)	91	2,266
Manpowergroup, Inc. (a)	88	6,169
Navigant Consulting, Inc. (a)(b)	100	1,391
Nielsen NV	474	21,012
On Assignment, Inc. (b)	72	1,933
Resources Connection, Inc. (a)	40	558
Robert Half International, Inc. (a)	156	7,644
Towers Watson & Co. (Class A)	68	6,766
TrueBlue, Inc. (a)(b)	36	909

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

WageWorks, Inc. (a)(b)	56	$2,550

		64,473

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Acadia Realty Trust (a)	48	1,324
Alexandria Real Estate Equities, Inc.	47	3,466
American Campus Communities, Inc.	4	146
American Tower Corp.	485	45,411
Apartment Investment & Management Co. (Class A)	82	2,609
AvalonBay Communities, Inc.	52	7,330
BioMed Realty Trust, Inc.	40	808
Boston Properties, Inc.	110	12,734
Camden Property Trust	11	754
CareTrust REIT, Inc. (a)(b)	24	343
Cedar Realty Trust, Inc. (a)	80	472
Chesapeake Lodging Trust (a)	71	2,070
Coresite Realty Corp. (a)	32	1,052
Corporate Office Properties Trust (a)	11	283
Corrections Corp. of America (a)	24	825
Cousins Properties, Inc.	143	1,709
Crown Castle International Corp. (a)	127	10,227
DiamondRock Hospitality Co. (a)	207	2,625
Duke Realty Corp.	237	4,072
EastGroup Properties, Inc. (a)	7	424
EPR Properties (a)	36	1,824
Equity One, Inc.	8	173
Equity Residential (a)	270	16,627
Essex Property Trust, Inc. (a)	51	9,116
Extra Space Storage, Inc.	135	6,962
Federal Realty Investment Trust (a)	53	6,278
Franklin Street Properties Corp.	100	1,122
General Growth Properties, Inc.	449	10,574
Getty Realty Corp. (a)	20	340
Government Properties Income Trust (a)	44	964
HCP, Inc.	57	2,263
Health Care REIT, Inc.	52	3,243
Healthcare Realty Trust, Inc.	35	829
Highwoods Properties, Inc. (a)	87	3,384
Home Properties, Inc.	24	1,398
Hospitality Properties Trust	56	1,504
Host Hotels & Resorts, Inc.	865	18,450
Inland Real Estate Corp. (a)	64	634
Iron Mountain, Inc. (a)	224	7,314
Kilroy Realty Corp.	80	4,755
Kimco Realty Corp.	52	1,139
Kite Realty Group Trust	20	485
LaSalle Hotel Properties (a)	140	4,794
Lexington Realty Trust (a)	27	264
Liberty Property Trust	7	233
LTC Properties, Inc. (a)	24	885
Mack-Cali Realty Corp. (a)	16	306
Medical Properties Trust, Inc. (a)	75	920
Mid-America Apartment Communities, Inc. (a)	29	1,904
National Retail Properties, Inc. (a)	36	1,245
OMEGA Healthcare Investors, Inc.	122	4,171
Parkway Properties, Inc.	67	1,258
Plum Creek Timber Co., Inc. (a)	23	897
Post Properties, Inc. (a)	42	2,156
Potlatch Corp.	12	483
ProLogis	275	10,367
PS Business Parks, Inc. (a)	20	1,523
Public Storage	80	13,267
Rayonier, Inc. (a)	7	218
Realty Income Corp. (a)	67	2,733
Regency Centers Corp. (a)	41	2,207
Saul Centers, Inc.	16	748
Senior Housing Properties Trust	8	167
Simon Property Group, Inc.	196	32,226
SL Green Realty Corp. (a)	92	9,321
Sovran Self Storage, Inc.	4	297
Tanger Factory Outlet Centers, Inc.	28	916
Taubman Centers, Inc.	19	1,387
The Geo Group, Inc. (a)	11	420
The Macerich Co.	90	5,745
UDR, Inc.	202	5,505
Universal Health Realty Income Trust (a)	16	667
Urstadt Biddle Properties, Inc. (Class A) (a)	20	406
Ventas, Inc. (a)	49	3,036
Vornado Realty Trust	214	21,391
Washington Prime Group, Inc. (a)	20	350
Weingarten Realty Investors (a)	15	473

		330,948

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	24	863
CBRE Group, Inc. (b)	413	12,283
Forestar Group, Inc. (a)(b)	40	709
Jones Lang LaSalle, Inc.	65	8,212

		22,067

ROAD & RAIL — 1.5%
ArcBest Corp.	52	1,940
Con-way, Inc.	51	2,422
CSX Corp.	1,147	36,773
Genesee & Wyoming, Inc. (Class A) (a)(b)	40	3,812
Heartland Express, Inc. (a)	83	1,989
J.B. Hunt Transport Services, Inc. (a)	20	1,481
Kansas City Southern (a)	15	1,818
Knight Transportation, Inc. (a)	95	2,602
Landstar System, Inc.	39	2,815
Norfolk Southern Corp. (a)	458	51,113
Old Dominion Freight Line, Inc. (b)	112	7,912
Ryder Systems, Inc.	79	7,108
Saia, Inc. (a)(b)	47	2,329
Union Pacific Corp.	1,095	118,720
Werner Enterprises, Inc. (a)	4	101

		242,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)(b)	44	827
Advanced Micro Devices, Inc. (a)(b)	172	587
Altera Corp. (a)	40	1,431
Analog Devices, Inc.	199	9,848
Applied Materials, Inc.	1,787	38,617
Atmel Corp. (b)	484	3,911
Avago Technologies, Ltd. (a)	416	36,192
Broadcom Corp. (Class A)	775	31,325
Brooks Automation, Inc. (a)	4	42
Cabot Microelectronics Corp. (a)(b)	28	1,161

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cirrus Logic, Inc. (b)	3	$63
Cree, Inc. (a)(b)	27	1,106
Cypress Semiconductor Corp. (a)(b)	4	39
Diodes, Inc. (b)	47	1,124
DSP Group, Inc. (a)(b)	4	35
Entropic Communications, Inc. (b)	20	53
Exar Corp. (a)(b)	56	501
Fairchild Semiconductor International, Inc. (a)(b)	83	1,289
First Solar, Inc. (a)(b)	95	6,252
GT Advanced Technologies, Inc. (b)	204	2,209
Integrated Device Technology, Inc. (a)(b)	227	3,621
Intel Corp.	6,873	239,318
International Rectifier Corp. (b)	21	824
Intersil Corp. (Class A) (a)	199	2,828
KLA-Tencor Corp. (a)	191	15,047
Kopin Corp. (a)(b)	8	27
Kulicke & Soffa Industries, Inc. (b)	28	398
Lam Research Corp. (a)	241	18,003
Linear Technology Corp.	210	9,322
Micrel, Inc. (a)	8	96
Microchip Technology, Inc. (a)	214	10,107
Micron Technology, Inc. (a)(b)	1,747	59,852
Microsemi Corp. (a)(b)	83	2,109
MKS Instruments, Inc.	12	401
Monolithic Power Systems, Inc. (a)	48	2,114
NVIDIA Corp.	660	12,177
Pericom Semiconductor Corp. (a)(b)	8	78
RF Micro Devices, Inc. (a)(b)	416	4,801
Rubicon Technology, Inc. (a)(b)	4	17
Rudolph Technologies, Inc. (a)(b)	48	434
Semtech Corp. (a)(b)	43	1,167
Silicon Laboratories, Inc. (a)(b)	31	1,260
Skyworks Solutions, Inc.	311	18,054
SunEdison, Inc. (a)(b)	377	7,118
Synaptics, Inc. (a)(b)	44	3,221
Teradyne, Inc.	156	3,025
Tessera Technologies, Inc.	55	1,462
Texas Instruments, Inc.	1,141	54,414
TriQuint Semiconductor, Inc. (b)	259	4,939
Ultratech, Inc. (a)(b)	40	910
Veeco Instruments, Inc. (a)(b)	7	245
Xilinx, Inc.	57	2,414

		616,415

SOFTWARE — 5.3%
ACI Worldwide, Inc. (a)(b)	144	2,702
Adobe Systems, Inc. (a)(b)	720	49,817
Advent Software, Inc. (a)	47	1,483
Ansys, Inc. (a)(b)	12	908
Autodesk, Inc. (a)(b)	375	20,663
Blackbaud, Inc. (a)	19	747
Bottomline Technologies, Inc. (a)(b)	47	1,297
CA, Inc. (a)	40	1,118
Cadence Design Systems, Inc. (a)(b)	211	3,631
Citrix Systems, Inc. (b)	8	571
CommVault Systems, Inc. (a)(b)	3	151
Compuware Corp.	28	297
Concur Technologies, Inc. (b)	15	1,902
Ebix, Inc. (a)	44	624
Electronic Arts, Inc. (b)	420	14,956
EPIQ Systems, Inc. (a)	4	70
FactSet Research Systems, Inc. (a)	23	2,795
Fair Isaac Corp. (a)	43	2,369
Fortinet, Inc. (b)	111	2,805
Intuit, Inc.	323	28,311
Manhattan Associates, Inc. (a)(b)	112	3,743
Microsoft Corp.	11,439	530,312
MicroStrategy, Inc. (a)(b)	4	523
Monotype Imaging Holdings, Inc. (a)	28	793
Netscout Systems, Inc. (a)(b)	63	2,885
Oracle Corp.	3,694	141,406
Progress Software Corp. (b)	59	1,411
PTC, Inc. (a)(b)	156	5,756
Quality Systems, Inc. (a)	47	647
Red Hat, Inc. (b)	88	4,941
Rovi Corp. (a)(b)	39	770
Salesforce.com, Inc. (a)(b)	732	42,112
SolarWinds, Inc. (a)(b)	3	126
Solera Holdings, Inc. (a)	59	3,325
Symantec Corp.	31	729
Synchronoss Technologies, Inc. (a)(b)	4	183
Synopsys, Inc. (b)	25	992
Take-Two Interactive Software, Inc. (a)(b)	95	2,192
Tangoe, Inc. (a)(b)	55	745
TIBCO Software, Inc. (a)(b)	7	166
Tyler Technologies, Inc. (a)(b)	19	1,680
Vasco Data Security International (b)	20	376

		883,030

SPECIALTY RETAIL — 1.3%
Aaron’s, Inc.	20	486
Abercrombie & Fitch Co. (Class A) (a)	3	109
Advance Auto Parts, Inc.	120	15,636
Aeropostale, Inc. (a)(b)	16	53
American Eagle Outfitters, Inc. (a)	23	334
ANN, Inc. (b)	68	2,797
Ascena Retail Group, Inc. (b)	59	785
AutoNation, Inc. (b)	82	4,125
AutoZone, Inc. (a)(b)	29	14,780
Barnes & Noble, Inc. (a)(b)	12	237
Best Buy Co., Inc. (a)	80	2,687
Big 5 Sporting Goods Corp. (a)	24	225
Brown Shoe Co., Inc. (a)	68	1,845
Cabela’s, Inc. (a)(b)	11	648
CarMax, Inc. (a)(b)	83	3,855
Chico’s FAS, Inc.	7	103
Christopher & Banks Corp. (a)(b)	16	158
CST Brands, Inc. (a)	23	827
Foot Locker, Inc.	204	11,353
GameStop Corp. (Class A) (a)	5	206
Genesco, Inc. (a)(b)	16	1,196
Group 1 Automotive, Inc. (a)	8	582
Haverty Furniture Cos., Inc. (a)	20	436
Hibbett Sports, Inc. (a)(b)	7	298
L Brands, Inc.	100	6,698
Lithia Motors, Inc. (Class A) (a)	32	2,422
Lowe’s Cos., Inc.	464	24,555
Lumber Liquidators Holdings, Inc. (a)(b)	16	918
MarineMax, Inc. (a)(b)	8	135
Monro Muffler Brake, Inc. (a)	40	1,941
Murphy USA, Inc. (a)(b)	35	1,857

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

O’Reilly Automotive, Inc. (a)(b)	94	$14,134
Office Depot, Inc. (a)(b)	305	1,568
Outerwall, Inc. (a)(b)	24	1,346
Pep Boys-Manny, Moe & Jack (a)(b)	4	36
Rent-A-Center, Inc. (a)	24	728
Ross Stores, Inc.	27	2,041
Select Comfort Corp. (a)(b)	27	565
Signet Jewelers, Ltd. (a)	124	14,125
Sonic Automotive, Inc. (Class A) (a)	44	1,078
Stage Stores, Inc. (a)	44	753
Staples, Inc. (a)	28	339
Stein Mart, Inc. (a)	24	277
The Buckle, Inc. (a)	11	499
The Cato Corp. (Class A) (a)	24	827
The Children’s Place, Inc. (a)	3	143
The Finish Line, Inc. (Class A)	36	901
The Gap, Inc. (a)	11	459
The Home Depot, Inc.	405	37,155
The Men’s Wearhouse, Inc. (a)	71	3,353
Tiffany & Co. (a)	136	13,098
TJX Cos., Inc.	148	8,757
Tractor Supply Co. (a)	17	1,046
Urban Outfitters, Inc. (a)(b)	23	844
Vitamin Shoppe, Inc. (a)(b)	11	488
Williams-Sonoma, Inc. (a)	71	4,726
Zumiez, Inc. (a)(b)	20	562

		212,135

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
3D Systems Corp. (a)(b)	103	4,776
Apple, Inc.	9,340	941,005
Diebold, Inc. (a)	95	3,355
Electronics for Imaging, Inc. (a)(b)	71	3,136
EMC Corp.	433	12,670
Hewlett-Packard Co.	2,453	87,008
Lexmark International, Inc. (Class A) (a)	103	4,378
NCR Corp. (a)(b)	7	234
NetApp, Inc.	13	558
QLogic Corp. (b)	4	37
SanDisk Corp. (a)	372	36,437
Seagate Technology PLC (a)	492	28,177
Western Digital Corp.	310	30,169

		1,151,940

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	12	427
Crocs, Inc. (b)	12	151
Deckers Outdoor Corp. (a)(b)	59	5,734
Fossil Group, Inc. (a)(b)	3	282
G-III Apparel Group, Ltd. (a)(b)	27	2,237
Hanesbrands, Inc.	151	16,223
Iconix Brand Group, Inc. (a)(b)	88	3,251
Kate Spade & Co. (a)(b)	179	4,695
Michael Kors Holdings, Ltd. (b)	268	19,132
Movado Group, Inc. (a)	28	926
NIKE, Inc. (Class B) (a)	740	66,008
Oxford Industries, Inc. (a)	20	1,220
PVH Corp.	4	485
Quiksilver, Inc. (a)(b)	204	351
Ralph Lauren Corp. (a)	9	1,482
Skechers U.S.A., Inc. (b)	56	2,985
Steven Madden, Ltd. (a)(b)	7	226
Under Armour, Inc. (Class A) (a)(b)	277	19,141
V.F. Corp.	422	27,865
Wolverine World Wide, Inc. (a)	4	100

		172,921

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp. (a)	88	1,090
Bank Mutual Corp. (a)	60	385
BofI Holding, Inc. (a)(b)	20	1,454
Brookline Bancorp, Inc. (a)	32	274
Dime Community Bancshares (a)	32	461
Hudson City Bancorp, Inc.	56	544
New York Community Bancorp, Inc. (a)	231	3,666
Northwest Bancshares, Inc. (a)	28	339
Oritani Financial Corp.	36	507
People’s United Financial, Inc. (a)	37	535
Provident Financial Services, Inc. (a)	56	917
TrustCo Bank Corp. NY (a)	92	592

		10,764

TOBACCO — 1.1%
Alliance One International, Inc. (a)(b)	80	158
Altria Group, Inc.	2,268	104,192
Lorillard, Inc.	567	33,969
Philip Morris International, Inc.	199	16,596
Reynolds American, Inc.	382	22,538
Universal Corp. (a)	24	1,065

		178,518

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (a)	16	730
DXP Enterprises, Inc. (a)(b)	16	1,179
Fastenal Co. (a)	80	3,592
GATX Corp. (a)	64	3,736
Kaman Corp. (a)	12	472
MSC Industrial Direct Co., Inc. (Class A) (a)	41	3,504
NOW, Inc. (a)(b)	84	2,554
United Rentals, Inc. (b)	155	17,220
W.W. Grainger, Inc. (a)	4	1,007
Watsco, Inc.	9	775

		34,769

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	48	1,460
Aqua America, Inc. (a)	52	1,224

		2,684

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc. (a)	4	52

TOTAL COMMON STOCKS —
(Cost $16,206,507)		16,640,695

SHORT TERM INVESTMENTS — 22.0%
MONEY MARKET FUNDS — 22.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,652,032	3,652,032

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	23,147	$23,147

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,675,179)		3,675,179

TOTAL INVESTMENTS — 121.8% (h)
(Cost $19,881,686)		20,315,874
OTHER ASSETS & LIABILITIES — (21.8)%		(3,640,035)

NET ASSETS — 100.0%		$16,675,839

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	55	$1,328
Aerovironment, Inc. (a)(b)	6	180
Alliant Techsystems, Inc.	11	1,404
American Science & Engineering, Inc. (a)	2	111
BE Aerospace, Inc. (b)	19	1,595
Cubic Corp. (a)	10	468
Curtiss-Wright Corp. (a)	22	1,450
Engility Holdings, Inc. (b)	24	748
Esterline Technologies Corp. (a)(b)	14	1,558
Exelis, Inc.	97	1,604
GenCorp, Inc. (a)(b)	32	511
General Dynamics Corp.	150	19,064
Honeywell International, Inc.	209	19,462
Huntington Ingalls Industries, Inc.	15	1,563
L-3 Communications Holdings, Inc.	64	7,611
Lockheed Martin Corp.	130	23,761
Moog, Inc. (Class A) (a)(b)	22	1,505
National Presto Industries, Inc. (a)	4	243
Northrop Grumman Corp.	112	14,757
Orbital Sciences Corp. (b)	32	890
Precision Castparts Corp.	25	5,922
Raytheon Co. (a)	145	14,735
Rockwell Collins, Inc. (a)	36	2,826
Teledyne Technologies, Inc. (a)(b)	14	1,316
Textron, Inc.	108	3,887
The Boeing Co. (a)	200	25,476
Triumph Group, Inc.	18	1,171
United Technologies Corp.	263	27,773
Vectrus, Inc. (b)	5	105

		183,024

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26	859
C.H. Robinson Worldwide, Inc. (a)	77	5,107
Expeditors International of Washington, Inc.	44	1,785
FedEx Corp.	128	20,666
Forward Air Corp. (a)	6	269
HUB Group, Inc. (Class A) (a)(b)	14	567
United Parcel Service, Inc. (Class B)	329	32,337
UTI Worldwide, Inc. (a)(b)	118	1,254

		62,844

AIRLINES — 0.4%
Alaska Air Group, Inc.	58	2,525
Allegiant Travel Co. (a)	6	742
Delta Air Lines, Inc.	439	15,870
JetBlue Airways Corp. (a)(b)	323	3,430
SkyWest, Inc. (a)	56	436
Southwest Airlines Co.	217	7,328

		30,331

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.	52	2,736
Delphi Automotive PLC (a)	76	4,662
Drew Industries, Inc. (a)	8	337
Gentex Corp. (a)	32	857
Johnson Controls, Inc.	307	13,508
Standard Motor Products, Inc. (a)	14	482
Superior Industries International, Inc. (a)	16	280
The Goodyear Tire & Rubber Co.	205	4,630

		27,492

AUTOMOBILES — 1.6%
Ford Motor Co.	5,164	76,376
General Motors Co.	1,794	57,300
Harley-Davidson, Inc.	47	2,735
Thor Industries, Inc.	24	1,236
Winnebago Industries, Inc. (a)(b)	10	218

		137,865

BANKS — 8.5%
Associated Banc-Corp. (a)	82	1,428
BancorpSouth, Inc. (a)	60	1,208
Bank of America Corp.	7,865	134,098
Bank of Hawaii Corp. (a)	20	1,136
Bank of the Ozarks, Inc. (a)	16	504
BB&T Corp.	367	13,656
BBCN Bancorp, Inc.	18	263
Boston Private Financial Holdings, Inc. (a)	26	322
Cathay General Bancorp (a)	26	646
Citigroup, Inc.	2,274	117,839
City Holding Co. (a)	8	337
City National Corp. (a)	20	1,513
Columbia Banking System, Inc. (a)	12	298
Comerica, Inc. (a)	65	3,241
Commerce Bancshares, Inc.	33	1,473
Community Bank System, Inc. (a)	16	537
Cullen/Frost Bankers, Inc. (a)	28	2,142
CVB Financial Corp. (a)	42	603
East West Bancorp, Inc.	44	1,496
F.N.B. Corp. (a)	76	911
Fifth Third Bancorp	440	8,809
First BanCorp- Puerto Rico (a)(b)	76	361
First Commonwealth Financial Corp. (a)	56	470
First Financial Bancorp	32	507
First Financial Bankshares, Inc. (a)	20	556
First Horizon National Corp. (a)	134	1,646
First Midwest Bancorp, Inc. (a)	34	547
First Niagara Financial Group, Inc.	225	1,874
FirstMerit Corp.	88	1,549
Fulton Financial Corp.	88	975
Glacier Bancorp, Inc. (a)	34	879
Hancock Holding Co.	22	705
Hanmi Financial Corp. (a)	16	323
Home Bancshares, Inc. (a)	16	471
Huntington Bancshares, Inc.	462	4,495
Independent Bank Corp.-Massachusetts (a)	8	286
International Bancshares Corp. (a)	36	888
JPMorgan Chase & Co.	2,811	169,335
KeyCorp (a)	427	5,692
M&T Bank Corp. (a)	65	8,014
MB Financial, Inc. (a)	23	637
National Penn Bancshares, Inc.	54	524
NBT Bancorp, Inc. (a)	18	405
Old National Bancorp	42	545
PacWest Bancorp	40	1,649
Pinnacle Financial Partners, Inc.	16	578

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

PNC Financial Services Group, Inc. (a)	276	$23,620
PrivateBancorp, Inc. (a)	28	837
Prosperity Bancshares, Inc. (a)	16	915
Regions Financial Corp.	729	7,319
S&T Bancorp, Inc. (a)	16	375
Signature Bank (b)	12	1,345
Simmons First National Corp. (a)	8	308
SunTrust Banks, Inc.	275	10,458
Susquehanna Bancshares, Inc.	82	820
SVB Financial Group (b)	14	1,569
Synovus Financial Corp.	71	1,678
TCF Financial Corp. (a)	96	1,491
Texas Capital Bancshares, Inc. (a)(b)	10	577
Tompkins Financial Corp. (a)	8	353
Trustmark Corp. (a)	30	691
U.S. Bancorp	650	27,190
UMB Financial Corp. (a)	16	873
Umpqua Holdings Corp.	50	824
United Bankshares, Inc. (a)	22	680
Valley National Bancorp (a)	106	1,027
ViewPoint Financial Group (a)	10	239
Webster Financial Corp.	34	991
Wells Fargo & Co.	2,463	127,756
Westamerica Bancorporation (a)	10	465
Wilshire Bancorp, Inc. (a)	30	277
Wintrust Financial Corp. (a)	16	715
Zions Bancorporation	108	3,138

		712,902

BEVERAGES — 1.3%
Boston Beer Co., Inc. (Class A) (a)(b)	2	444
Brown-Forman Corp. (Class B)	31	2,797
Coca-Cola Enterprises, Inc.	81	3,593
Constellation Brands, Inc. (Class A) (b)	47	4,097
Dr. Pepper Snapple Group, Inc. (a)	70	4,502
Molson Coors Brewing Co. (Class B) (a)	92	6,848
Monster Beverage Corp. (b)	24	2,200
PepsiCo, Inc.	335	31,185
The Coca-Cola Co. (a)	1,229	52,429

		108,095

BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc. (b)	24	3,980
Amgen, Inc. (a)	166	23,316
Biogen Idec, Inc. (b)	24	7,940
Celgene Corp. (b)	142	13,459
Cubist Pharmaceuticals, Inc. (a)(b)	16	1,061
Emergent Biosolutions, Inc. (a)(b)	14	298
Gilead Sciences, Inc. (b)	273	29,061
Momenta Pharmaceuticals, Inc. (a)(b)	20	227
Regeneron Pharmaceuticals, Inc. (a)(b)	8	2,884
United Therapeutics Corp. (a)(b)	14	1,801
Vertex Pharmaceuticals, Inc. (a)(b)	24	2,695

		86,722

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp. (a)	16	756
AAON, Inc. (a)	14	230
Allegion PLC (a)	34	1,620
Apogee Enterprises, Inc. (a)	18	716
Fortune Brands Home & Security, Inc. (a)	36	1,480
Gibraltar Industries, Inc. (a)(b)	16	219
Griffon Corp. (a)	34	387
Lennox International, Inc.	9	692
Masco Corp.	79	1,890
Quanex Building Products Corp. (a)	14	253
Simpson Manufacturing Co., Inc. (a)	14	408
Universal Forest Products, Inc. (a)	12	513

		9,164

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc. (a)(b)	10	2,004
Ameriprise Financial, Inc.	60	7,403
BlackRock, Inc.	60	19,699
Calamos Asset Management, Inc. (Class A) (a)	22	248
E*TRADE Financial Corp. (a)(b)	133	3,005
Eaton Vance Corp. (a)	32	1,207
Federated Investors, Inc. (Class B) (a)	44	1,292
Financial Engines, Inc. (a)	6	205
Franklin Resources, Inc.	187	10,212
Greenhill & Co., Inc. (a)	10	465
Invesco, Ltd.	123	4,856
Investment Technology Group, Inc. (a)(b)	28	441
Janus Capital Group, Inc.	82	1,192
Legg Mason, Inc.	61	3,121
Morgan Stanley	2,039	70,488
Northern Trust Corp.	70	4,762
Piper Jaffray Co., Inc. (a)(b)	18	940
Raymond James Financial, Inc. (a)	46	2,465
SEI Investments Co. (a)	44	1,591
State Street Corp. (a)(c)	118	8,686
Stifel Financial Corp. (b)	16	750
SWS Group, Inc. (a)(b)	30	207
T. Rowe Price Group, Inc. (a)	58	4,547
The Bank of New York Mellon Corp.	525	20,333
The Charles Schwab Corp. (a)	204	5,996
The Goldman Sachs Group, Inc. (a)	273	50,115
Virtus Investment Partners, Inc. (a)	2	347
Waddell & Reed Financial, Inc. (Class A)	14	724

		227,301

CHEMICALS — 1.9%
A. Schulman, Inc. (a)	18	651
Air Products & Chemicals, Inc.	66	8,592
Airgas, Inc.	14	1,549
Albemarle Corp. (a)	24	1,414
American Vanguard Corp. (a)	6	67
Ashland, Inc. (a)	40	4,164
Balchem Corp. (a)	4	226
Cabot Corp.	31	1,574
Calgon Carbon Corp. (a)(b)	18	349
CF Industries Holdings, Inc. (a)	22	6,143
Cytec Industries, Inc.	16	757
E. I. du Pont de Nemours & Co. (a)	286	20,523
Eastman Chemical Co. (a)	40	3,236
Ecolab, Inc.	49	5,627
FMC Corp.	28	1,601
H.B. Fuller Co. (a)	16	635
Hawkins, Inc. (a)	4	144
International Flavors & Fragrances, Inc.	14	1,342

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Intrepid Potash, Inc. (a)(b)	22	$340
Koppers Holdings, Inc. (a)	10	332
Kraton Performance Polymers, Inc. (a)(b)	18	321
LSB Industries, Inc. (a)(b)	8	286
LyondellBasell Industries NV (Class A)	222	24,122
Minerals Technologies, Inc. (a)	12	740
Monsanto Co.	101	11,363
NewMarket Corp. (a)	4	1,524
Olin Corp. (a)	44	1,111
OM Group, Inc. (a)	50	1,297
PolyOne Corp.	23	818
PPG Industries, Inc. (a)	44	8,657
Praxair, Inc. (a)	75	9,675
Quaker Chemical Corp. (a)	6	430
Rayonier Advanced Materials, Inc. (a)	19	625
RPM International, Inc.	36	1,648
Sensient Technologies Corp. (a)	20	1,047
Sigma-Aldrich Corp.	24	3,264
Stepan Co. (a)	8	355
The Dow Chemical Co. (a)	349	18,302
The Mosaic Co.	165	7,328
The Scotts Miracle-Gro Co. (Class A) (a)	18	990
The Sherwin-Williams Co.	18	3,942
Tredegar Corp. (a)	14	258
Valspar Corp.	24	1,896
Zep, Inc. (a)	10	140

		159,405

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc. (a)	37	950
Brady Corp. (Class A) (a)	20	449
Cintas Corp. (a)	34	2,400
Civeo Corp.	40	464
Clean Harbors, Inc. (a)(b)	12	647
Copart, Inc. (b)	34	1,065
Deluxe Corp. (a)	16	883
G & K Services, Inc. (Class A) (a)	10	554
Healthcare Services Group, Inc. (a)	18	515
Herman Miller, Inc.	20	597
HNI Corp. (a)	22	792
Interface, Inc. (a)	18	290
Matthews International Corp. (Class A) (a)	12	527
Mobile Mini, Inc. (a)	16	559
MSA Safety, Inc. (a)	12	593
Pitney Bowes, Inc. (a)	134	3,349
R.R. Donnelley & Sons Co. (a)	267	4,395
Republic Services, Inc.	200	7,804
Rollins, Inc. (a)	28	820
Stericycle, Inc. (b)	18	2,098
Tetra Tech, Inc. (a)	26	649
The ADT Corp. (a)	94	3,333
The Brink’s Co. (a)	52	1,250
Tyco International, Ltd. (a)	164	7,309
UniFirst Corp. (a)	8	773
United Stationers, Inc.	30	1,127
Viad Corp. (a)	12	248
Waste Connections, Inc.	32	1,553
Waste Management, Inc. (a)	234	11,122

		57,115

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc. (a)	16	328
Arris Group, Inc. (b)	50	1,418
Bel Fuse, Inc. (Class B) (a)	6	148
Black Box Corp. (a)	12	280
Ciena Corp. (a)(b)	22	368
Cisco Systems, Inc.	2,382	59,955
Comtech Telecommunications Corp.	10	371
Digi International, Inc. (a)(b)	12	90
F5 Networks, Inc. (b)	12	1,425
Harmonic, Inc. (b)	42	266
Harris Corp.	33	2,191
InterDigital, Inc. (a)	19	757
JDS Uniphase Corp. (b)	60	768
Juniper Networks, Inc.	125	2,769
Motorola Solutions, Inc.	71	4,493
Netgear, Inc. (b)	12	375
Oplink Communications, Inc. (a)	8	135
Plantronics, Inc. (a)	10	478
Polycom, Inc. (b)	50	614
QUALCOMM, Inc.	372	27,814
Riverbed Technology, Inc. (a)(b)	25	464
ViaSat, Inc. (a)(b)	10	551

		106,058

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	81	2,734
Aegion Corp. (a)(b)	18	401
Comfort Systems USA, Inc. (a)	28	379
Dycom Industries, Inc. (a)(b)	14	430
EMCOR Group, Inc. (a)	27	1,079
Fluor Corp.	80	5,343
Granite Construction, Inc. (a)	20	636
Jacobs Engineering Group, Inc. (b)	70	3,417
KBR, Inc. (a)	110	2,071
Orion Marine Group, Inc. (a)(b)	16	160
Quanta Services, Inc. (a)(b)	88	3,194
URS Corp. (a)	95	5,473

		25,317

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	1,018
Headwaters, Inc. (a)(b)	40	502
Martin Marietta Materials, Inc. (a)	11	1,418
Vulcan Materials Co.	27	1,626

		4,564

CONSUMER FINANCE — 0.9%
American Express Co.	268	23,461
Capital One Financial Corp.	378	30,852
Cash America International, Inc. (a)	37	1,621
Discover Financial Services	129	8,306
Encore Capital Group, Inc. (a)(b)	12	532
Ezcorp, Inc. (Class A) (a)(b)	18	178
First Cash Financial Services, Inc. (a)(b)	4	224
Navient Corp.	244	4,321
Portfolio Recovery Associates, Inc. (a)(b)	18	940
SLM Corp.	244	2,089

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

World Acceptance Corp. (b)	8	$540

		73,064

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	20	1,214
Avery Dennison Corp.	54	2,411
Ball Corp.	54	3,417
Bemis Co., Inc. (a)	56	2,129
Greif, Inc. (Class A)	32	1,402
MeadWestvaco Corp.	84	3,439
Myers Industries, Inc. (a)	14	247
Owens-Illinois, Inc. (b)	88	2,292
Packaging Corp. of America	26	1,659
Rock-Tenn Co. (Class A)	68	3,235
Sealed Air Corp. (a)	61	2,128
Silgan Holdings, Inc.	24	1,128
Sonoco Products Co.	54	2,122

		26,823

DISTRIBUTORS — 0.1%
Genuine Parts Co.	71	6,228
LKQ Corp. (a)(b)	60	1,595
Pool Corp. (a)	14	755
VOXX International Corp. (a)(b)	20	186

		8,764

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)(b)	4	108
Apollo Education Group, Inc. (b)	74	1,861
Capella Education Co.	6	376
Career Education Corp. (a)(b)	56	284
DeVry Education Group, Inc. (a)	32	1,370
Graham Holdings Co. (Class B)	3	2,099
H&R Block, Inc. (a)	71	2,202
ITT Educational Services, Inc. (a)(b)	12	51
Regis Corp. (a)	38	606
Service Corp. International (a)	46	972
Sotheby’s (a)	16	572
Strayer Education, Inc. (b)	6	359
Universal Technical Institute, Inc. (a)	10	94

		10,954

DIVERSIFIED FINANCIAL SERVICES — 2.4%
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,214	167,702
CBOE Holdings, Inc.	14	749
CME Group, Inc.	146	11,673
Interactive Brokers Group, Inc. (Class A)	74	1,846
Intercontinental Exchange, Inc.	12	2,341
Leucadia National Corp.	162	3,862
McGraw Hill Financial, Inc.	66	5,574
Moody’s Corp. (a)	33	3,119
MSCI, Inc. (Class A) (a)(b)	18	846
The NASDAQ OMX Group, Inc. (a)	94	3,988

		201,700

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc. (a)	3,856	135,885
Atlantic Tele-Network, Inc. (a)	10	539
CenturyLink, Inc.	763	31,199
Cincinnati Bell, Inc. (a)(b)	128	431
Frontier Communications Corp. (a)	1,367	8,899
General Communication, Inc. (Class A) (b)	36	393
Lumos Networks Corp.	4	65
tw telecom, Inc. (a)(b)	50	2,081
Verizon Communications, Inc.	2,007	100,330
Windstream Holdings, Inc.	809	8,721

		288,543

ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	20	888
American Electric Power Co., Inc. (a)	322	16,812
Cleco Corp.	26	1,252
Duke Energy Corp. (a)	365	27,291
Edison International	176	9,842
El Paso Electric Co. (a)	18	658
Entergy Corp.	244	18,868
Exelon Corp. (a)	635	21,647
FirstEnergy Corp. (a)	553	18,564
Great Plains Energy, Inc. (a)	100	2,417
Hawaiian Electric Industries, Inc. (a)	58	1,540
IDACORP, Inc. (a)	28	1,501
NextEra Energy, Inc.	155	14,551
Northeast Utilities (a)	146	6,468
OGE Energy Corp.	88	3,266
Pepco Holdings, Inc.	209	5,593
Pinnacle West Capital Corp. (a)	82	4,480
PNM Resources, Inc. (a)	58	1,445
PPL Corp. (a)	450	14,778
The Southern Co. (a)	453	19,773
UIL Holdings Corp. (a)	24	850
Westar Energy, Inc. (a)	56	1,911
Xcel Energy, Inc. (a)	256	7,782

		202,177

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc. (a)	10	1,177
AMETEK, Inc. (a)	30	1,506
AZZ, Inc. (a)	8	334
Eaton Corp. PLC (a)	148	9,379
Emerson Electric Co.	219	13,705
Encore Wire Corp. (a)	8	297
EnerSys (a)	22	1,290
Franklin Electric Co., Inc. (a)	16	556
General Cable Corp.	54	814
Hubbell, Inc. (Class B)	18	2,169
Powell Industries, Inc. (a)	6	245
Regal-Beloit Corp. (a)	16	1,028
Rockwell Automation, Inc.	36	3,956
Vicor Corp. (b)	22	207

		36,663

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)(b)	10	117
Amphenol Corp. (Class A)	30	2,996
Anixter International, Inc. (a)	16	1,357
Arrow Electronics, Inc. (b)	145	8,026
Avnet, Inc.	188	7,802
Badger Meter, Inc. (a)	4	202
Belden, Inc.	16	1,024
Benchmark Electronics, Inc. (b)	40	888
Checkpoint Systems, Inc. (a)(b)	26	318

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Cognex Corp. (b)	12	$483
Corning, Inc.	671	12,977
CTS Corp. (a)	16	254
Daktronics, Inc. (a)	20	246
DTS, Inc. (b)	4	101
Electro Scientific Industries, Inc. (a)	8	54
FARO Technologies, Inc. (a)(b)	2	102
FEI Co. (a)	10	754
FLIR Systems, Inc.	38	1,191
II-VI, Inc. (a)(b)	16	188
Ingram Micro, Inc. (Class A) (b)	209	5,394
Insight Enterprises, Inc. (b)	48	1,086
Itron, Inc. (a)(b)	18	708
Jabil Circuit, Inc. (a)	252	5,083
Knowles Corp. (a)(b)	33	874
Littelfuse, Inc. (a)	6	511
Measurement Specialties, Inc. (b)	6	514
Mercury Computer Systems, Inc. (a)(b)	12	132
Methode Electronics, Inc. (Class A)	18	664
Mettler-Toledo International, Inc. (b)	6	1,537
MTS Systems Corp. (a)	4	273
National Instruments Corp. (a)	24	742
Newport Corp. (a)(b)	16	284
OSI Systems, Inc. (b)	6	381
Park Electrochemical Corp. (a)	6	141
Plexus Corp. (a)(b)	18	665
Rofin-Sinar Technologies, Inc. (a)(b)	12	277
Rogers Corp. (a)(b)	6	329
Sanmina Corp. (b)	109	2,274
Scansource, Inc. (a)(b)	16	553
SYNNEX Corp. (a)(b)	28	1,810
TE Connectivity, Ltd.	128	7,077
Tech Data Corp. (b)	42	2,472
Trimble Navigation, Ltd. (a)(b)	52	1,586
TTM Technologies, Inc. (a)(b)	38	259
Vishay Intertechnology, Inc. (a)	96	1,372
Zebra Technologies Corp. (Class A) (b)	16	1,136

		77,214

ENERGY EQUIPMENT & SERVICES — 1.6%
Atwood Oceanics, Inc. (a)(b)	26	1,136
Baker Hughes, Inc.	156	10,149
Basic Energy Services, Inc. (a)(b)	20	434
Bristow Group, Inc. (a)	14	941
C&J Energy Services, Inc. (a)(b)	37	1,130
Cameron International Corp. (b)	55	3,651
CARBO Ceramics, Inc. (a)	4	237
Diamond Offshore Drilling, Inc. (a)	92	3,153
Dresser-Rand Group, Inc. (b)	24	1,974
Dril-Quip, Inc. (b)	10	894
Ensco PLC (Class A) (a)	174	7,188
Era Group, Inc. (a)(b)	12	261
Exterran Holdings, Inc.	41	1,817
FMC Technologies, Inc. (b)	48	2,607
Geospace Technologies Corp. (a)(b)	2	70
Gulf Island Fabrication, Inc. (a)	6	103
Halliburton Co.	227	14,644
Helix Energy Solutions Group, Inc. (a)(b)	52	1,147
Helmerich & Payne, Inc.	36	3,523
Hornbeck Offshore Services, Inc. (a)(b)	10	327
ION Geophysical Corp. (a)(b)	46	128
Matrix Service Co. (a)(b)	14	338
Nabors Industries, Ltd. (a)	194	4,415
National Oilwell Varco, Inc. (a)	153	11,643
Newpark Resources, Inc. (a)(b)	100	1,244
Noble Corp. PLC (a)	168	3,733
Oceaneering International, Inc. (a)	22	1,434
Oil States International, Inc. (a)(b)	20	1,238
Paragon Offshore PLC (a)(b)	56	344
Patterson-UTI Energy, Inc.	67	2,180
Pioneer Energy Services Corp. (b)	36	505
Rowan Cos. PLC (Class A) (a)	54	1,367
Schlumberger, Ltd.	332	33,761
SEACOR Holdings, Inc. (a)(b)	12	898
Superior Energy Services, Inc.	92	3,024
Tetra Technologies, Inc. (a)(b)	42	454
Tidewater, Inc. (a)	22	859
Transocean, Ltd. (a)	251	8,025
Unit Corp. (b)	32	1,877

		132,853

FOOD & STAPLES RETAILING — 3.9%
Casey’s General Stores, Inc. (a)	20	1,434
Costco Wholesale Corp.	211	26,443
CVS Health Corp.	567	45,128
Safeway, Inc. (a)	328	11,250
SpartanNash Co. (a)	40	778
SUPERVALU, Inc. (a)(b)	232	2,074
Sysco Corp.	386	14,649
The Andersons, Inc. (a)	26	1,635
The Kroger Co.	651	33,852
United Natural Foods, Inc. (a)(b)	20	1,229
Wal-Mart Stores, Inc.	2,103	160,816
Walgreen Co.	404	23,945
Whole Foods Market, Inc. (a)	59	2,248

		325,481

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	488	24,937
B&G Foods, Inc. (a)	18	496
Cal-Maine Foods, Inc.	16	1,429
Calavo Growers, Inc. (a)	4	181
Campbell Soup Co. (a)	133	5,683
ConAgra Foods, Inc.	216	7,137
Darling Ingredients, Inc. (a)(b)	38	696
Dean Foods Co. (a)	78	1,033
Diamond Foods, Inc. (a)(b)	10	286
Flowers Foods, Inc.	45	826
General Mills, Inc.	201	10,140
Hain Celestial Group, Inc. (a)(b)	12	1,228
Hormel Foods Corp.	95	4,882
Ingredion, Inc. (a)	30	2,274
J&J Snack Foods Corp.	6	561
Kellogg Co.	134	8,254
Keurig Green Mountain, Inc. (a)	26	3,383
Kraft Foods Group, Inc.	186	10,490
Lancaster Colony Corp. (a)	8	682
McCormick & Co., Inc. (a)	27	1,806
Mead Johnson Nutrition Co.	35	3,368
Mondelez International, Inc. (Class A) (a)	879	30,119
Post Holdings, Inc. (a)(b)	10	332
Sanderson Farms, Inc. (a)	10	880

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Seneca Foods Corp. (Class A) (a)(b)	8	$229
Snyders-Lance, Inc. (a)	20	530
The Hershey Co.	35	3,340
The J.M. Smucker Co. (a)	48	4,752
Tootsie Roll Industries, Inc. (a)	14	392
TreeHouse Foods, Inc. (a)(b)	14	1,127
Tyson Foods, Inc. (Class A) (a)	200	7,874
WhiteWave Foods Co. (Class A) (a)(b)	32	1,163

		140,510

GAS UTILITIES — 0.3%
AGL Resources, Inc.	69	3,542
Atmos Energy Corp. (a)	66	3,148
National Fuel Gas Co. (a)	36	2,520
New Jersey Resources Corp. (a)	22	1,111
Northwest Natural Gas Co. (a)	14	592
ONE Gas, Inc. (a)	20	685
Piedmont Natural Gas Co., Inc. (a)	34	1,140
Questar Corp. (a)	71	1,583
South Jersey Industries, Inc. (a)	12	640
Southwest Gas Corp. (a)	24	1,166
The Laclede Group, Inc. (a)	16	742
UGI Corp.	123	4,193
WGL Holdings, Inc. (a)	30	1,264

		22,326

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc. (a)	4	203
Abbott Laboratories	797	33,147
Align Technology, Inc. (a)(b)	16	827
Analogic Corp. (a)	4	256
Baxter International, Inc.	170	12,201
Becton, Dickinson and Co.	54	6,146
Boston Scientific Corp. (b)	354	4,181
C.R. Bard, Inc.	14	1,998
Cantel Medical Corp. (a)	9	309
CareFusion Corp. (b)	74	3,349
CONMED Corp. (a)	12	442
Covidien PLC	124	10,727
CryoLife, Inc. (a)	12	118
Cyberonics, Inc. (a)(b)	6	307
DENTSPLY International, Inc. (a)	36	1,642
Edwards Lifesciences Corp. (b)	24	2,452
Greatbatch, Inc. (b)	12	511
Haemonetics Corp. (b)	16	559
Hill-Rom Holdings, Inc. (a)	22	912
Hologic, Inc. (a)(b)	76	1,849
ICU Medical, Inc. (a)(b)	4	257
IDEXX Laboratories, Inc. (a)(b)	12	1,414
Integra LifeSciences Holdings Corp. (a)(b)	10	496
Intuitive Surgical, Inc. (b)	9	4,156
Invacare Corp. (a)	32	378
Masimo Corp. (a)(b)	8	170
Medtronic, Inc. (a)	274	16,974
Meridian Bioscience, Inc. (a)	12	212
Merit Medical Systems, Inc. (a)(b)	14	166
Natus Medical, Inc. (a)(b)	10	295
Neogen Corp. (a)(b)	6	237
NuVasive, Inc. (a)(b)	16	558
ResMed, Inc. (a)	18	887
Sirona Dental Systems, Inc. (a)(b)	14	1,074
St. Jude Medical, Inc. (a)	72	4,329
STERIS Corp. (a)	22	1,187
Stryker Corp. (a)	80	6,460
SurModics, Inc. (a)(b)	4	73
Symmetry Medical, Inc. (a)(b)	24	242
Teleflex, Inc. (a)	10	1,050
The Cooper Cos., Inc.	10	1,558
Thoratec Corp. (a)(b)	14	374
Varian Medical Systems, Inc. (a)(b)	28	2,243
West Pharmaceutical Services, Inc. (a)	24	1,074
Zimmer Holdings, Inc.	40	4,022

		132,022

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	187	15,147
Air Methods Corp. (a)(b)	12	667
Almost Family, Inc. (a)(b)	6	163
Amedisys, Inc. (a)(b)	34	686
AmerisourceBergen Corp.	283	21,876
AMN Healthcare Services, Inc. (a)(b)	30	471
AmSurg Corp. (a)(b)	18	901
Bio-Reference Laboratories, Inc. (a)(b)	8	224
Cardinal Health, Inc.	453	33,939
Centene Corp. (a)(b)	38	3,143
Chemed Corp. (a)	8	823
CIGNA Corp.	98	8,888
Community Health Systems, Inc. (b)	158	8,657
Corvel Corp. (a)(b)	8	272
Cross Country Healthcare, Inc. (a)(b)	34	316
DaVita HealthCare Partners, Inc. (b)	60	4,388
Express Scripts Holding Co. (a)(b)	359	25,356
Gentiva Health Services, Inc. (b)	30	503
Hanger, Inc. (a)(b)	16	328
Health Net, Inc. (b)	109	5,026
Healthways, Inc. (a)(b)	36	577
Henry Schein, Inc. (a)(b)	27	3,145
HMS Holdings Corp. (a)(b)	14	264
Humana, Inc. (a)	115	14,983
IPC The Hospitalist Co. (a)(b)	6	269
Kindred Healthcare, Inc.	58	1,125
Laboratory Corp. of America Holdings (a)(b)	34	3,460
Landauer, Inc. (a)	4	132
LHC Group, Inc. (b)	12	278
LifePoint Hospitals, Inc. (b)	36	2,491
Magellan Health, Inc. (a)(b)	20	1,095
McKesson Corp.	152	29,590
MEDNAX, Inc. (a)(b)	32	1,754
Molina Healthcare, Inc. (b)	32	1,354
MWI Veterinary Supply, Inc. (a)(b)	4	594
Omnicare, Inc. (a)	31	1,930
Owens & Minor, Inc. (a)	87	2,848
Patterson Cos., Inc. (a)	38	1,574
PharMerica Corp. (a)(b)	32	782
Quest Diagnostics, Inc. (a)	75	4,551
Tenet Healthcare Corp. (b)	77	4,573
The Ensign Group, Inc. (a)	10	348
UnitedHealth Group, Inc. (a)	511	44,074
Universal Health Services, Inc. (Class B) (a)	32	3,344
VCA, Inc. (a)(b)	34	1,337
WellCare Health Plans, Inc. (b)	33	1,991

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

WellPoint, Inc.	365	$43,661

		303,898

HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (b)	44	590
Cerner Corp. (a)(b)	46	2,740
Computer Programs and Systems, Inc. (a)	2	115
Medidata Solutions, Inc. (a)(b)	8	355
Omnicell, Inc. (a)(b)	10	273

		4,073

HOTELS, RESTAURANTS & LEISURE — 1.3%
Bally Technologies, Inc. (a)(b)	12	968
BJ’s Restaurants, Inc. (a)(b)	6	216
Bob Evans Farms, Inc. (a)	16	757
Boyd Gaming Corp. (a)(b)	62	630
Brinker International, Inc.	36	1,828
Buffalo Wild Wings, Inc. (a)(b)	4	537
Carnival Corp. (a)	599	24,062
Chipotle Mexican Grill, Inc. (b)	3	2,000
Cracker Barrel Old Country Store, Inc. (a)	12	1,238
Darden Restaurants, Inc. (a)	87	4,477
DineEquity, Inc.	6	490
International Game Technology	88	1,485
International Speedway Corp. (Class A) (a)	18	570
Interval Leisure Group, Inc. (a)	16	305
Jack in the Box, Inc.	10	682
Life Time Fitness, Inc. (a)(b)	14	706
Marcus Corp. (a)	22	348
Marriott International, Inc. (Class A) (a)	60	4,194
Marriott Vacations Worldwide Corp. (a)(b)	20	1,268
McDonald’s Corp.	290	27,495
Monarch Casino & Resort, Inc. (a)(b)	6	71
Multimedia Games Holding Co., Inc. (b)	12	432
Panera Bread Co. (Class A) (a)(b)	6	976
Papa John’s International, Inc. (a)	20	800
Pinnacle Entertainment, Inc. (a)(b)	34	853
Red Robin Gourmet Burgers, Inc. (a)(b)	10	569
Ruby Tuesday, Inc. (a)(b)	40	236
Ruth’s Hospitality Group, Inc. (a)	16	177
Scientific Games Corp. (Class A) (a)(b)	34	366
Sonic Corp. (b)	26	581
Starbucks Corp.	78	5,886
Starwood Hotels & Resorts Worldwide, Inc.	44	3,661
Texas Roadhouse, Inc.	24	668
The Cheesecake Factory, Inc. (a)	20	910
The Wendy’s Co.	164	1,355
Wyndham Worldwide Corp.	32	2,600
Wynn Resorts, Ltd. (a)	37	6,922
Yum! Brands, Inc.	94	6,766

		108,085

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	132	2,709
Ethan Allen Interiors, Inc. (a)	10	228
Garmin, Ltd. (a)	91	4,731
Harman International Industries, Inc.	13	1,275
Helen of Troy, Ltd. (b)	16	840
iRobot Corp. (a)(b)	8	244
Jarden Corp. (b)	42	2,525
KB Home	14	209
La-Z-Boy, Inc. (a)	22	435
Leggett & Platt, Inc. (a)	58	2,025
Lennar Corp. (Class A) (a)	28	1,087
M.D.C. Holdings, Inc. (a)	22	557
M/I Homes, Inc. (a)(b)	12	238
Meritage Homes Corp. (b)	12	426
Mohawk Industries, Inc. (a)(b)	22	2,966
Newell Rubbermaid, Inc. (a)	75	2,581
NVR, Inc. (b)	1	1,130
Pulte Group, Inc. (a)	176	3,108
Standard Pacific Corp. (a)(b)	80	599
Tempur Sealy International, Inc. (b)	16	899
The Ryland Group, Inc. (a)	18	598
Toll Brothers, Inc. (b)	50	1,558
Tupperware Brands Corp.	9	621
Universal Electronics, Inc. (a)(b)	8	395
Whirlpool Corp. (a)	43	6,263

		38,247

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (a)(b)	44	354
Church & Dwight Co., Inc.	20	1,403
Colgate-Palmolive Co.	184	12,001
Energizer Holdings, Inc.	16	1,971
Kimberly-Clark Corp.	111	11,940
The Clorox Co.	31	2,977
The Procter & Gamble Co. (a)	837	70,091
WD-40 Co. (a)	4	272

		101,009

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
NRG Energy, Inc.	175	5,334
The AES Corp. (a)	522	7,402

		12,736

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co. (a)	179	25,361
Carlisle Cos., Inc. (a)	14	1,125
Danaher Corp.	160	12,157
General Electric Co.	4,864	124,616
Roper Industries, Inc. (a)	18	2,633

		165,892

INSURANCE — 5.2%
ACE, Ltd. (a)	222	23,281
Aflac, Inc.	602	35,067
Alleghany Corp. (b)	9	3,763
American Financial Group, Inc.	95	5,500
American International Group, Inc.	1,071	57,855
AMERISAFE, Inc. (a)	8	313
Aon PLC	73	6,400
Arthur J. Gallagher & Co.	42	1,905
Aspen Insurance Holdings, Ltd. (a)	86	3,678
Assurant, Inc.	96	6,173
Brown & Brown, Inc.	44	1,415
Cincinnati Financial Corp. (a)	86	4,046
eHealth, Inc. (b)	6	145

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Employers Holdings, Inc. (a)	16	$308
Everest Re Group, Ltd.	35	5,670
First American Financial Corp. (a)	70	1,898
Genworth Financial, Inc. (Class A) (b)	675	8,843
HCC Insurance Holdings, Inc.	60	2,897
Horace Mann Educators Corp. (a)	28	798
Infinity Property & Casualty Corp. (a)	8	512
Kemper Corp. (a)	40	1,366
Lincoln National Corp.	135	7,233
Loews Corp.	227	9,457
Marsh & McLennan Cos., Inc.	143	7,485
Meadowbrook Insurance Group, Inc. (a)	50	293
Mercury General Corp.	40	1,952
MetLife, Inc.	832	44,695
Old Republic International Corp.	176	2,513
Primerica, Inc. (a)	28	1,350
Principal Financial Group, Inc. (a)	205	10,756
ProAssurance Corp. (a)	20	881
Protective Life Corp.	58	4,026
Prudential Financial, Inc.	611	53,731
Reinsurance Group of America, Inc. (a)	101	8,093
RenaissanceRe Holdings, Ltd. (a)	31	3,100
RLI Corp. (a)	16	693
Safety Insurance Group, Inc. (a)	10	539
Selective Insurance Group, Inc. (a)	40	886
StanCorp Financial Group, Inc.	32	2,022
Stewart Information Services Corp. (a)	20	587
The Allstate Corp. (a)	333	20,436
The Chubb Corp. (a)	126	11,476
The Hanover Insurance Group, Inc.	32	1,966
The Hartford Financial Services Group, Inc.	332	12,367
The Navigators Group, Inc. (a)(b)	12	738
The Progressive Corp.	361	9,126
The Travelers Cos., Inc. (a)	262	24,612
Torchmark Corp. (a)	77	4,033
United Fire Group, Inc. (a)	24	667
Unum Group	193	6,635
W.R. Berkley Corp. (a)	83	3,967
XL Group PLC	205	6,800

		434,948

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (b)	66	21,281
Blue Nile, Inc. (a)(b)	4	114
Expedia, Inc.	38	3,330
FTD Cos., Inc. (a)(b)	19	648
HSN, Inc. (a)	18	1,105
Netflix, Inc. (a)(b)	7	3,158
NutriSystem, Inc. (a)	20	307
PetMed Express, Inc. (a)	10	136
The Priceline Group, Inc. (b)	6	6,952
TripAdvisor, Inc. (a)(b)	13	1,188

		38,219

INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc. (b)	46	2,751
AOL, Inc. (a)(b)	37	1,663
Blucora, Inc. (a)(b)	14	213
comScore, Inc. (a)(b)	6	218
Conversant, Inc. (a)(b)	22	754
Dealertrack Technologies, Inc. (a)(b)	10	434
Digital River, Inc. (a)(b)	18	261
eBay, Inc. (b)	311	17,612
Equinix, Inc. (a)(b)	10	2,125
Facebook, Inc. (Class A) (a)(b)	202	15,966
Google, Inc. (Class A) (a)(b)	53	31,186
Google, Inc. (Class C) (b)	53	30,600
j2 Global, Inc. (a)	12	592
Liquidity Services, Inc. (a)(b)	4	55
LivePerson, Inc. (a)(b)	8	101
LogMeIn, Inc. (a)(b)	4	184
Monster Worldwide, Inc. (a)(b)	56	308
Perficient, Inc. (a)(b)	10	150
Rackspace Hosting, Inc. (a)(b)	16	521
Stamps.com, Inc. (a)(b)	4	127
VeriSign, Inc. (a)(b)	18	992
XO Group, Inc. (b)	8	90
Yahoo!, Inc. (a)(b)	251	10,228

		117,131

IT SERVICES — 2.3%
Accenture PLC (Class A) (a)	174	14,150
Acxiom Corp. (b)	30	496
Alliance Data Systems Corp. (b)	11	2,731
Automatic Data Processing, Inc.	120	9,970
Broadridge Financial Solutions, Inc.	48	1,998
CACI International, Inc. (Class A) (b)	17	1,212
Cardtronics, Inc. (a)(b)	12	422
CIBER, Inc. (a)(b)	72	247
Cognizant Technology Solutions Corp. (Class A) (b)	124	5,551
Computer Sciences Corp.	90	5,503
Convergys Corp. (a)	74	1,319
CoreLogic, Inc. (a)(b)	30	812
CSG Systems International, Inc. (a)	20	526
DST Systems, Inc.	20	1,678
Fidelity National Information Services, Inc.	91	5,123
Fiserv, Inc. (b)	70	4,524
Forrester Research, Inc. (a)	4	147
Gartner, Inc. (a)(b)	20	1,469
Global Payments, Inc. (a)	22	1,537
Heartland Payment Systems, Inc. (a)	12	573
iGate Corp. (a)(b)	14	514
International Business Machines Corp.	334	63,403
Jack Henry & Associates, Inc.	22	1,225
Leidos Holdings, Inc.	89	3,055
ManTech International Corp. (Class A)	26	701
Mastercard, Inc. (Class A)	105	7,762
MAXIMUS, Inc.	12	482
NeuStar, Inc. (Class A) (a)(b)	18	447
Paychex, Inc.	90	3,978
Science Applications International Corp. (a)	34	1,504
Sykes Enterprises, Inc. (b)	24	480
TeleTech Holdings, Inc. (b)	24	590
Teradata Corp. (a)(b)	34	1,425
The Western Union Co. (a)	297	4,764
Total System Services, Inc.	56	1,734
VeriFone Systems, Inc. (b)	49	1,685
Virtusa Corp. (a)(b)	8	284
Visa, Inc. (Class A) (a)	88	18,777
WEX, Inc. (a)(b)	8	883

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Xerox Corp.	1,441	$19,064

		192,745

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	4	139
Brunswick Corp.	24	1,011
Callaway Golf Co. (a)	46	333
Hasbro, Inc. (a)	56	3,080
Mattel, Inc. (a)	121	3,709
Polaris Industries, Inc. (a)	14	2,097
Sturm Ruger & Co, Inc. (a)	2	97

		10,466

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (b)	34	271
Agilent Technologies, Inc.	77	4,388
Bio-Rad Laboratories, Inc. (Class A) (b)	10	1,134
Cambrex Corp. (b)	12	224
Charles River Laboratories International, Inc. (b)	20	1,195
Covance, Inc. (a)(b)	12	944
PAREXEL International Corp. (a)(b)	20	1,262
PerkinElmer, Inc.	19	828
Techne Corp.	8	748
Thermo Fisher Scientific, Inc.	68	8,276
Waters Corp. (b)	20	1,983

		21,253

MACHINERY — 1.7%
Actuant Corp. (Class A) (a)	20	610
AGCO Corp. (a)	58	2,637
Albany International Corp. (Class A)	16	545
Astec Industries, Inc. (a)	10	365
Barnes Group, Inc.	20	607
Briggs & Stratton Corp. (a)	34	613
Caterpillar, Inc. (a)	306	30,303
CIRCOR International, Inc. (a)	6	404
CLARCOR, Inc. (a)	12	757
Crane Co.	18	1,138
Cummins, Inc.	51	6,731
Deere & Co. (a)	191	15,660
Donaldson Co., Inc. (a)	28	1,138
Dover Corp.	68	5,462
EnPro Industries, Inc. (a)(b)	10	605
ESCO Technologies, Inc. (a)	8	278
Federal Signal Corp.	36	477
Flowserve Corp.	33	2,327
Graco, Inc.	12	876
Harsco Corp. (a)	58	1,242
Hillenbrand, Inc. (a)	26	803
IDEX Corp.	13	941
Illinois Tool Works, Inc. (a)	121	10,215
Ingersoll-Rand PLC	120	6,763
ITT Corp.	47	2,112
John Bean Technologies Corp. (a)	14	394
Joy Global, Inc. (a)	44	2,400
Kennametal, Inc. (a)	26	1,074
Lincoln Electric Holdings, Inc. (a)	24	1,659
Lindsay Corp. (a)	2	149
Lydall, Inc. (a)(b)	10	270
Mueller Industries, Inc.	20	571
Nordson Corp.	12	913
Oshkosh Corp. (a)	47	2,075
PACCAR, Inc.	104	5,915
Pall Corp. (a)	26	2,176
Parker-Hannifin Corp.	47	5,365
Pentair PLC	25	1,637
Snap-On, Inc.	13	1,574
SPX Corp.	20	1,879
Standex International Corp. (a)	4	297
Stanley Black & Decker, Inc. (a)	75	6,659
Tennant Co. (a)	6	402
Terex Corp. (a)	40	1,271
The Toro Co.	18	1,066
Timken Co.	36	1,526
Trinity Industries, Inc. (a)	48	2,243
Valmont Industries, Inc. (a)	8	1,079
Wabtec Corp.	9	729
Watts Water Technologies, Inc. (Class A) (a)	14	815
Woodward, Inc. (a)	16	762
Xylem, Inc.	38	1,349

		139,858

MARINE — 0.0% (d)
Kirby Corp. (b)	18	2,121
Matson, Inc.	16	401

		2,522

MEDIA — 2.6%
AMC Networks, Inc. (Class A) (a)(b)	12	701
Cablevision Systems Corp. (Class A) (a)	304	5,323
CBS Corp.	123	6,580
Cinemark Holdings, Inc.	42	1,430
Comcast Corp. (Class A)	823	44,261
DIRECTV (a)(b)	243	21,024
Discovery Communications, Inc. (Series A) (b)	61	2,306
Discovery Communications, Inc. (Series C) (b)	61	2,274
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	38	1,036
Gannett Co., Inc.	121	3,590
Harte-Hanks, Inc. (a)	48	306
John Wiley & Sons, Inc. (Class A) (a)	20	1,122
Lamar Advertising Co. (Class A) (a)	20	985
Live Nation Entertainment, Inc. (b)	102	2,450
Meredith Corp. (a)	24	1,027
News Corp. (Class A) (a)(b)	239	3,908
Omnicom Group, Inc. (a)	81	5,578
Scholastic Corp. (a)	20	646
Scripps Networks Interactive, Inc. (Class A)	29	2,265
Sizmek, Inc. (a)(b)	18	139
The E.W. Scripps Co. (Class A) (a)(b)	30	489
The Interpublic Group of Cos., Inc.	131	2,400
The New York Times Co. (Class A) (a)	28	314
The Walt Disney Co. (a)	411	36,591
Time Warner Cable, Inc.	99	14,206
Time Warner, Inc.	318	23,917
Time, Inc. (a)(b)	39	914
Twenty-First Century Fox, Inc. (Class A)	606	20,780

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Viacom, Inc. (Class B) (a)	103	$7,925

		214,487

METALS & MINING — 1.1%
A.M. Castle & Co. (a)(b)	18	154
AK Steel Holding Corp. (a)(b)	225	1,802
Alcoa, Inc.	773	12,438
Allegheny Technologies, Inc. (a)	42	1,558
Carpenter Technology Corp.	14	632
Century Aluminum Co. (a)(b)	56	1,454
Cliffs Natural Resources, Inc. (a)	207	2,149
Commercial Metals Co. (a)	173	2,953
Compass Minerals International, Inc.	10	843
Freeport-McMoRan, Inc.	773	25,239
Haynes International, Inc. (a)	4	184
Kaiser Aluminum Corp. (a)	12	915
Materion Corp. (a)	12	368
Newmont Mining Corp. (a)	657	15,144
Nucor Corp.	172	9,336
Olympic Steel, Inc. (a)	10	206
Reliance Steel & Aluminum Co.	51	3,488
Royal Gold, Inc. (a)	12	779
RTI International Metals, Inc. (b)	14	345
Steel Dynamics, Inc. (a)	180	4,070
Stillwater Mining Co. (a)(b)	38	571
SunCoke Energy, Inc. (a)(b)	32	718
TimkenSteel Corp.	17	790
United States Steel Corp. (a)	205	8,030
Worthington Industries, Inc. (a)	38	1,414

		95,580

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	60	3,325
Ameren Corp.	142	5,443
Avista Corp. (a)	38	1,160
Black Hills Corp. (a)	26	1,245
CenterPoint Energy, Inc. (a)	283	6,925
CMS Energy Corp. (a)	176	5,220
Consolidated Edison, Inc. (a)	217	12,295
Dominion Resources, Inc.	182	12,574
DTE Energy Co.	117	8,901
Integrys Energy Group, Inc.	59	3,824
MDU Resources Group, Inc.	90	2,503
NiSource, Inc.	151	6,188
NorthWestern Corp. (a)	22	998
PG&E Corp. (a)	341	15,359
Public Service Enterprise Group, Inc. (a)	334	12,438
SCANA Corp. (a)	86	4,267
Sempra Energy	105	11,065
TECO Energy, Inc. (a)	271	4,710
Vectren Corp.	54	2,155
Wisconsin Energy Corp. (a)	96	4,128

		124,723

MULTILINE RETAIL — 0.9%
Big Lots, Inc.	55	2,368
Dollar General Corp. (b)	136	8,311
Dollar Tree, Inc. (b)	65	3,644
Family Dollar Stores, Inc.	50	3,862
Fred’s, Inc. (Class A) (a)	24	336
J.C. Penney Co., Inc. (a)(b)	446	4,478
Kohl’s Corp. (a)	149	9,093
Macy’s, Inc.	170	9,891
Nordstrom, Inc.	94	6,427
Target Corp. (a)	470	29,459
Tuesday Morning Corp. (a)(b)	46	893

		78,762

OIL, GAS & CONSUMABLE FUELS — 11.2%
Anadarko Petroleum Corp. (a)	157	15,926
Apache Corp.	294	27,598
Approach Resources, Inc. (a)(b)	8	116
Arch Coal, Inc. (a)	293	621
Bill Barrett Corp. (a)(b)	67	1,477
Cabot Oil & Gas Corp. (a)	64	2,092
Carrizo Oil & Gas, Inc. (b)	22	1,184
Chesapeake Energy Corp. (a)	730	16,783
Chevron Corp. (a)	1,431	170,747
Cimarex Energy Co. (a)	23	2,910
Cloud Peak Energy, Inc. (a)(b)	44	555
Comstock Resources, Inc. (a)	32	596
ConocoPhillips (a)	1,634	125,034
CONSOL Energy, Inc.	90	3,407
Contango Oil & Gas Co. (a)(b)	6	199
Denbury Resources, Inc.	265	3,983
Devon Energy Corp.	197	13,431
Energen Corp.	32	2,312
EOG Resources, Inc.	102	10,100
EQT Corp. (a)	26	2,380
Exxon Mobil Corp. (a)	2,211	207,945
Forest Oil Corp. (a)(b)	86	101
Green Plains, Inc. (a)	41	1,533
Gulfport Energy Corp. (a)(b)	14	748
Hess Corp.	350	33,012
HollyFrontier Corp.	263	11,488
Kinder Morgan, Inc.	442	16,946
Marathon Oil Corp.	519	19,509
Marathon Petroleum Corp.	377	31,921
Murphy Oil Corp.	227	12,919
Newfield Exploration Co. (a)(b)	101	3,744
Noble Energy, Inc. (a)	92	6,289
Northern Oil and Gas, Inc. (a)(b)	12	171
Occidental Petroleum Corp.	410	39,421
ONEOK, Inc. (a)	84	5,506
PDC Energy, Inc. (a)(b)	14	704
Peabody Energy Corp. (a)	358	4,432
Penn Virginia Corp. (a)(b)	58	737
PetroQuest Energy, Inc. (a)(b)	30	169
Phillips 66	751	61,064
Pioneer Natural Resources Co.	15	2,955
QEP Resources, Inc. (a)	42	1,293
Range Resources Corp. (a)	24	1,627
Rosetta Resources, Inc. (b)	16	713
SM Energy Co. (a)	14	1,092
Southwestern Energy Co. (b)	83	2,901
Spectra Energy Corp. (a)	209	8,205
Stone Energy Corp. (a)(b)	26	815
Swift Energy Co. (a)(b)	24	230
Tesoro Corp. (a)	174	10,610
The Williams Cos., Inc.	181	10,018
Valero Energy Corp.	703	32,528
World Fuel Services Corp. (a)	103	4,112

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

WPX Energy, Inc. (b)	106	$2,550

		939,459

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)(b)	39	1,175
Clearwater Paper Corp. (b)	16	962
Deltic Timber Corp. (a)	2	125
Domtar Corp.	48	1,686
International Paper Co.	290	13,845
KapStone Paper and Packaging Corp. (a)(b)	44	1,231
Louisiana-Pacific Corp. (a)(b)	42	571
Neenah Paper, Inc. (a)	8	428
P.H. Glatfelter Co. (a)	30	658
Schweitzer-Mauduit International, Inc. (a)	10	413
Wausau Paper Corp. (a)	24	190
Weyerhaeuser Co.	143	4,556

		25,840

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	232	2,923
Inter Parfums, Inc. (a)	12	330
Medifast, Inc. (a)(b)	6	197
The Estee Lauder Cos., Inc. (Class A)	80	5,978

		9,428

PHARMACEUTICALS — 3.7%
AbbVie, Inc. (a)	296	17,097
Actavis PLC (b)	27	6,515
Akorn, Inc. (a)(b)	10	363
Allergan, Inc.	31	5,524
Bristol-Myers Squibb Co. (a)	455	23,287
Eli Lilly & Co.	520	33,722
Endo International PLC (b)	24	1,640
Hospira, Inc. (b)	60	3,122
Impax Laboratories, Inc. (a)(b)	50	1,185
Johnson & Johnson (a)	773	82,394
Mallinckrodt PLC (a)(b)	21	1,893
Merck & Co., Inc.	918	54,419
Mylan, Inc. (a)(b)	103	4,685
Perrigo Co. PLC	14	2,103
Pfizer, Inc. (a)	2,275	67,272
Prestige Brands Holdings, Inc. (a)(b)	16	518
Salix Pharmaceuticals, Ltd. (b)	8	1,250
The Medicines Co. (a)(b)	18	402
Zoetis, Inc.	51	1,884

		309,275

PROFESSIONAL SERVICES — 0.2%
CDI Corp. (a)	16	232
Dun & Bradstreet Corp. (a)	12	1,410
Equifax, Inc.	30	2,242
Exponent, Inc. (a)	4	284
FTI Consulting, Inc. (a)(b)	20	699
Heidrick & Struggles International, Inc.	8	164
Insperity, Inc. (a)	14	383
Kelly Services, Inc. (Class A) (a)	30	470
Korn/Ferry International (a)(b)	22	548
Manpowergroup, Inc. (a)	59	4,136
Navigant Consulting, Inc. (a)(b)	22	306
Nielsen NV	76	3,369
On Assignment, Inc. (b)	14	376
Resources Connection, Inc. (a)	14	195
Robert Half International, Inc. (a)	40	1,960
The Corporate Executive Board Co. (a)	6	360
Towers Watson & Co. (Class A) (a)	22	2,189
TrueBlue, Inc. (a)(b)	18	455

		19,778

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Acadia Realty Trust (a)	14	386
Alexandria Real Estate Equities, Inc.	18	1,328
American Campus Communities, Inc.	18	656
American Tower Corp.	48	4,494
Apartment Investment & Management Co. (Class A)	32	1,018
AvalonBay Communities, Inc.	35	4,934
BioMed Realty Trust, Inc.	50	1,010
Boston Properties, Inc.	27	3,126
Camden Property Trust	22	1,508
Capstead Mortgage Corp. (a)	100	1,224
CareTrust REIT, Inc. (a)(b)	10	143
Cedar Realty Trust, Inc. (a)	40	236
Corporate Office Properties Trust (a)	28	720
Corrections Corp. of America (a)	61	2,096
Cousins Properties, Inc.	34	406
Crown Castle International Corp. (a)	44	3,543
DiamondRock Hospitality Co. (a)	64	812
Duke Realty Corp.	76	1,306
EastGroup Properties, Inc. (a)	8	485
EPR Properties (a)	16	811
Equity One, Inc.	40	865
Equity Residential (a)	120	7,390
Essex Property Trust, Inc. (a)	11	1,966
Extra Space Storage, Inc.	20	1,031
Federal Realty Investment Trust (a)	8	948
Franklin Street Properties Corp.	52	583
General Growth Properties, Inc.	224	5,275
Getty Realty Corp. (a)	30	510
Government Properties Income Trust (a)	35	767
HCP, Inc.	219	8,696
Health Care REIT, Inc.	85	5,301
Healthcare Realty Trust, Inc.	32	758
Highwoods Properties, Inc. (a)	30	1,167
Home Properties, Inc.	14	815
Hospitality Properties Trust	72	1,933
Host Hotels & Resorts, Inc.	204	4,351
Inland Real Estate Corp. (a)	34	337
Iron Mountain, Inc. (a)	90	2,939
Kilroy Realty Corp.	18	1,070
Kimco Realty Corp.	96	2,103
Kite Realty Group Trust	9	218
LaSalle Hotel Properties (a)	22	753
Lexington Realty Trust (a)	54	529
Liberty Property Trust	52	1,730
LTC Properties, Inc. (a)	12	443
Mack-Cali Realty Corp. (a)	78	1,491
Medical Properties Trust, Inc. (a)	64	785
Mid-America Apartment Communities, Inc. (a)	17	1,116
National Retail Properties, Inc. (a)	42	1,452
OMEGA Healthcare Investors, Inc.	30	1,026
Parkway Properties, Inc.	24	451

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Pennsylvania Real Estate Investment Trust	26	$518
Plum Creek Timber Co., Inc. (a)	33	1,287
Post Properties, Inc.	12	616
Potlatch Corp.	18	724
ProLogis	134	5,052
PS Business Parks, Inc.	8	609
Public Storage	32	5,307
Rayonier, Inc. (a)	58	1,806
Realty Income Corp. (a)	69	2,815
Regency Centers Corp. (a)	28	1,507
Saul Centers, Inc.	6	280
Senior Housing Properties Trust	78	1,632
Simon Property Group, Inc.	32	5,261
SL Green Realty Corp. (a)	24	2,432
Sovran Self Storage, Inc.	10	744
Tanger Factory Outlet Centers, Inc.	14	458
Taubman Centers, Inc.	12	876
The Geo Group, Inc. (a)	15	573
The Macerich Co.	34	2,170
UDR, Inc.	56	1,526
Universal Health Realty Income Trust (a)	6	250
Urstadt Biddle Properties, Inc. (Class A) (a)	14	284
Ventas, Inc. (a)	92	5,699
Vornado Realty Trust	52	5,198
Washington Prime Group, Inc. (a)	16	280
Weingarten Realty Investors (a)	38	1,197

		138,142

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	82	2,439
Forestar Group, Inc. (a)(b)	12	212
Jones Lang LaSalle, Inc.	12	1,516

		4,167

ROAD & RAIL — 0.8%
ArcBest Corp.	18	671
Con-way, Inc.	32	1,520
CSX Corp. (a)	359	11,510
Genesee & Wyoming, Inc. (Class A) (a)(b)	8	763
Heartland Express, Inc. (a)	18	431
J.B. Hunt Transport Services, Inc. (a)	19	1,407
Kansas City Southern (a)	13	1,576
Knight Transportation, Inc. (a)	26	712
Landstar System, Inc. (a)	10	722
Norfolk Southern Corp. (a)	110	12,276
Old Dominion Freight Line, Inc. (b)	24	1,695
Ryder Systems, Inc.	38	3,419
Saia, Inc. (a)(b)	11	545
Union Pacific Corp.	232	25,153
Werner Enterprises, Inc. (a)	28	706

		63,106

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Energy Industries, Inc. (a)(b)	16	301
Advanced Micro Devices, Inc. (a)(b)	407	1,388
Altera Corp. (a)	67	2,397
Analog Devices, Inc.	68	3,365
Applied Materials, Inc.	307	6,634
Atmel Corp. (b)	118	953
Broadcom Corp. (Class A)	172	6,952
Brooks Automation, Inc. (a)	24	252
Cabot Microelectronics Corp. (b)	8	332
CEVA, Inc. (a)(b)	4	54
Cirrus Logic, Inc. (a)(b)	18	375
Cohu, Inc. (a)	10	120
Cree, Inc. (a)(b)	24	983
Cypress Semiconductor Corp. (a)(b)	30	296
Diodes, Inc. (b)	16	383
DSP Group, Inc. (a)(b)	12	106
Entropic Communications, Inc. (b)	30	80
Exar Corp. (a)(b)	12	107
Fairchild Semiconductor International, Inc. (a)(b)	60	932
First Solar, Inc. (a)(b)	47	3,093
GT Advanced Technologies, Inc. (a)(b)	25	271
Integrated Device Technology, Inc. (a)(b)	56	893
Intel Corp.	2,579	89,801
International Rectifier Corp. (b)	28	1,099
Intersil Corp. (Class A) (a)	68	966
KLA-Tencor Corp. (a)	52	4,097
Kopin Corp. (a)(b)	20	68
Kulicke & Soffa Industries, Inc. (b)	32	455
Lam Research Corp. (a)	45	3,361
Linear Technology Corp.	62	2,752
Micrel, Inc. (a)	20	241
Microchip Technology, Inc. (a)	64	3,023
Micron Technology, Inc. (b)	331	11,340
Microsemi Corp. (a)(b)	24	610
MKS Instruments, Inc.	18	601
Monolithic Power Systems, Inc. (a)	10	441
Nanometrics, Inc. (a)(b)	8	121
NVIDIA Corp.	136	2,509
Pericom Semiconductor Corp. (a)(b)	12	117
Power Integrations, Inc. (a)	6	323
RF Micro Devices, Inc. (a)(b)	106	1,223
Rubicon Technology, Inc. (a)(b)	10	43
Rudolph Technologies, Inc. (a)(b)	12	109
Semtech Corp. (a)(b)	16	434
Silicon Laboratories, Inc. (a)(b)	10	406
Skyworks Solutions, Inc.	48	2,786
SunEdison, Inc. (a)(b)	43	812
Synaptics, Inc. (b)	10	732
Teradyne, Inc.	72	1,396
Tessera Technologies, Inc.	20	532
Texas Instruments, Inc.	288	13,735
TriQuint Semiconductor, Inc. (b)	72	1,373
Ultratech, Inc. (a)(b)	6	137
Veeco Instruments, Inc. (a)(b)	22	769
Xilinx, Inc.	50	2,117

		178,796

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)(b)	24	450
Adobe Systems, Inc. (b)	87	6,019
Advent Software, Inc. (a)	10	316
Ansys, Inc. (b)	18	1,362
Autodesk, Inc. (a)(b)	46	2,535
Blackbaud, Inc. (a)	6	236
Bottomline Technologies, Inc. (a)(b)	6	166

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

CA, Inc. (a)	195	$5,448
Cadence Design Systems, Inc. (a)(b)	62	1,067
Citrix Systems, Inc. (a)(b)	38	2,711
CommVault Systems, Inc. (a)(b)	6	302
Compuware Corp.	82	870
Concur Technologies, Inc. (b)	6	761
Ebix, Inc. (a)	8	113
Electronic Arts, Inc. (b)	70	2,493
EPIQ Systems, Inc. (a)	14	246
FactSet Research Systems, Inc. (a)	6	729
Fair Isaac Corp. (a)	8	441
Fortinet, Inc. (b)	50	1,263
Informatica Corp. (b)	16	548
Interactive Intelligence Group (a)(b)	4	167
Intuit, Inc.	29	2,542
Manhattan Associates, Inc. (a)(b)	24	802
Mentor Graphics Corp. (a)	32	656
Microsoft Corp.	2,596	120,351
MicroStrategy, Inc. (a)(b)	2	262
Monotype Imaging Holdings, Inc. (a)	10	283
Netscout Systems, Inc. (a)(b)	12	550
Oracle Corp. (a)	1,024	39,199
Progress Software Corp. (b)	20	478
PTC, Inc. (a)(b)	26	959
Quality Systems, Inc. (a)	8	110
Red Hat, Inc. (b)	30	1,684
Rovi Corp. (a)(b)	28	553
Salesforce.com, Inc. (a)(b)	63	3,624
Solera Holdings, Inc. (a)	10	564
Symantec Corp.	214	5,031
Synchronoss Technologies, Inc. (a)(b)	6	275
Synopsys, Inc. (b)	50	1,985
Take-Two Interactive Software, Inc. (a)(b)	24	554
TIBCO Software, Inc. (a)(b)	24	567
Tyler Technologies, Inc. (a)(b)	6	530

		209,802

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	26	632
Abercrombie & Fitch Co. (Class A) (a)	48	1,744
Advance Auto Parts, Inc.	22	2,867
Aeropostale, Inc. (a)(b)	38	125
American Eagle Outfitters, Inc. (a)	224	3,252
ANN, Inc. (b)	20	823
Ascena Retail Group, Inc. (b)	95	1,263
AutoNation, Inc. (b)	89	4,478
AutoZone, Inc. (a)(b)	9	4,587
Barnes & Noble, Inc. (a)(b)	42	829
Bed Bath & Beyond, Inc. (a)(b)	98	6,451
Best Buy Co., Inc. (a)	364	12,227
Big 5 Sporting Goods Corp. (a)	18	169
Brown Shoe Co., Inc. (a)	44	1,194
Cabela’s, Inc. (a)(b)	19	1,119
CarMax, Inc. (a)(b)	59	2,741
Chico’s FAS, Inc.	52	768
Christopher & Banks Corp. (a)(b)	40	396
CST Brands, Inc. (a)	56	2,013
Dick’s Sporting Goods, Inc.	30	1,316
Foot Locker, Inc.	45	2,504
GameStop Corp. (Class A) (a)	76	3,131
Genesco, Inc. (a)(b)	10	748
Group 1 Automotive, Inc. (a)	32	2,327
Guess?, Inc.	84	1,845
Haverty Furniture Cos., Inc. (a)	14	305
Hibbett Sports, Inc. (a)(b)	6	256
Kirkland’s, Inc. (a)(b)	8	129
L Brands, Inc. (a)	76	5,090
Lithia Motors, Inc. (Class A) (a)	16	1,211
Lowe’s Cos., Inc.	307	16,246
Lumber Liquidators Holdings, Inc. (a)(b)	8	459
MarineMax, Inc. (a)(b)	26	438
Monro Muffler Brake, Inc. (a)	6	291
Murphy USA, Inc. (a)(b)	59	3,131
O’Reilly Automotive, Inc. (a)(b)	26	3,909
Office Depot, Inc. (a)(b)	563	2,894
Outerwall, Inc. (a)(b)	12	673
Pep Boys-Manny, Moe & Jack (a)(b)	28	249
PetSmart, Inc. (a)	30	2,103
Rent-A-Center, Inc. (a)	70	2,124
Ross Stores, Inc.	46	3,477
Select Comfort Corp. (a)(b)	12	251
Signet Jewelers, Ltd. (a)	16	1,823
Sonic Automotive, Inc. (Class A) (a)	40	980
Stage Stores, Inc. (a)	34	582
Staples, Inc. (a)	859	10,394
Stein Mart, Inc. (a)	30	347
The Buckle, Inc. (a)	14	635
The Cato Corp. (Class A) (a)	12	414
The Children’s Place, Inc. (a)	12	572
The Finish Line, Inc. (Class A)	20	501
The Gap, Inc. (a)	197	8,213
The Home Depot, Inc.	371	34,036
The Men’s Wearhouse, Inc. (a)	18	850
Tiffany & Co. (a)	26	2,504
TJX Cos., Inc.	150	8,875
Tractor Supply Co. (a)	20	1,230
Urban Outfitters, Inc. (a)(b)	44	1,615
Vitamin Shoppe, Inc. (b)	8	355
Williams-Sonoma, Inc. (a)	30	1,997
Zumiez, Inc. (a)(b)	6	169

		178,877

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
3D Systems Corp. (a)(b)	14	649
Apple, Inc.	1,777	179,033
Diebold, Inc. (a)	28	989
EMC Corp.	554	16,210
Hewlett-Packard Co.	1,404	49,800
Intevac, Inc. (a)(b)	10	67
Lexmark International, Inc. (Class A) (a)	46	1,955
NCR Corp. (a)(b)	66	2,205
NetApp, Inc.	87	3,737
QLogic Corp. (b)	36	330
SanDisk Corp. (a)	57	5,583
Seagate Technology PLC (a)	170	9,736
Super Micro Computer, Inc. (a)(b)	12	353
Western Digital Corp.	97	9,440

		280,087

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	16	1,240

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Coach, Inc.	66	$2,350
Crocs, Inc. (a)(b)	24	302
Deckers Outdoor Corp. (a)(b)	12	1,166
Fossil Group, Inc. (a)(b)	12	1,127
Hanesbrands, Inc.	18	1,934
Iconix Brand Group, Inc. (a)(b)	30	1,108
Kate Spade & Co. (a)(b)	30	787
Michael Kors Holdings, Ltd. (b)	18	1,285
Movado Group, Inc. (a)	8	264
NIKE, Inc. (Class B) (a)	130	11,596
Oxford Industries, Inc. (a)	4	244
Perry Ellis International, Inc. (a)(b)	12	244
PVH Corp.	12	1,454
Quiksilver, Inc. (a)(b)	29	50
Ralph Lauren Corp. (a)	27	4,448
Skechers U.S.A., Inc. (b)	19	1,013
Steven Madden, Ltd. (a)(b)	14	451
Under Armour, Inc. (Class A) (a)(b)	17	1,175
V.F. Corp.	100	6,603
Wolverine World Wide, Inc. (a)	32	802

		39,643

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	88	1,090
Bank Mutual Corp. (a)	32	205
Brookline Bancorp, Inc. (a)	28	240
Dime Community Bancshares (a)	18	259
Hudson City Bancorp, Inc.	346	3,363
New York Community Bancorp, Inc. (a)	371	5,888
Northwest Bancshares, Inc. (a)	44	533
Oritani Financial Corp.	12	169
People’s United Financial, Inc. (a)	190	2,749
Provident Financial Services, Inc. (a)	32	524
TrustCo Bank Corp. NY (a)	50	322
Washington Federal, Inc. (a)	48	977

		16,319

TOBACCO — 1.1%
Alliance One International, Inc. (a)(b)	90	177
Altria Group, Inc.	615	28,253
Lorillard, Inc.	106	6,351
Philip Morris International, Inc.	489	40,783
Reynolds American, Inc.	231	13,629
Universal Corp.	26	1,154

		90,347

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (a)	16	730
Fastenal Co. (a)	42	1,886
GATX Corp. (a)	4	233
Kaman Corp. (a)	10	393
MSC Industrial Direct Co., Inc. (Class A) (a)	12	1,026
NOW, Inc. (a)(b)	38	1,156
United Rentals, Inc. (b)	22	2,444
Veritiv Corp. (b)	5	250
W.W. Grainger, Inc. (a)	16	4,026
Watsco, Inc.	14	1,207

		13,351

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	16	487
Aqua America, Inc. (a)	60	1,412

		1,899

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
NTELOS Holdings Corp. (a)	16	170
Spok Holdings, Inc. (a)	24	312
Telephone & Data Systems, Inc.	139	3,331

		3,813

TOTAL COMMON STOCKS —
(Cost $6,290,898)		8,344,056

SHORT TERM INVESTMENTS — 22.2%
MONEY MARKET FUNDS — 22.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,844,594	1,844,594
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	8,672	8,672

TOTAL SHORT TERM INVESTMENT —
(Cost $1,853,266)		1,853,266

TOTAL INVESTMENTS — 122.0% (h)
(Cost $8,144,164)		10,197,322
OTHER ASSETS & LIABILITIES — (22.0)%		(1,836,965)

NET ASSETS — 100.0%		$8,360,357

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 7.8%
General Dynamics Corp.	960	$122,006
L-3 Communications Holdings, Inc.	1,782	211,916
Northrop Grumman Corp.	912	120,165
Raytheon Co. (a)	2,100	213,402
United Technologies Corp.	1,734	183,110

		850,599

AIR FREIGHT & LOGISTICS — 2.0%
United Parcel Service, Inc. (Class B)	2,247	220,858

AUTO COMPONENTS — 0.2%
TRW Automotive Holdings Corp. (b)	204	20,655

BANKS — 5.2%
Fifth Third Bancorp	8,943	179,039
KeyCorp (a)	3,653	48,695
SunTrust Banks, Inc. (a)	206	7,834
U.S. Bancorp (a)	4,993	208,857
Wells Fargo & Co.	2,305	119,560

		563,985

BEVERAGES — 3.4%
PepsiCo, Inc.	2,344	218,203
The Coca-Cola Co. (a)	3,601	153,619

		371,822

CAPITAL MARKETS — 1.3%
State Street Corp. (a)(c)	1,963	144,496

CHEMICALS — 3.6%
Albemarle Corp. (a)	3,175	187,008
Praxair, Inc. (a)	1,638	211,302

		398,310

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp. (a)	105	7,412
Tyco International, Ltd. (a)	2,706	120,606

		128,018

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,194	164,939

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (a)	6,082	214,330

ELECTRIC UTILITIES — 3.9%
Duke Energy Corp. (a)	1,400	104,678
The Southern Co.	2,598	113,403
Xcel Energy, Inc. (a)	6,738	204,835

		422,916

FOOD & STAPLES RETAILING — 0.9%
Costco Wholesale Corp.	145	18,171
Wal-Mart Stores, Inc.	1,057	80,829

		99,000

FOOD PRODUCTS — 3.4%
General Mills, Inc.	3,791	191,256
Kellogg Co. (a)	2,891	178,086

		369,342

HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Abbott Laboratories (a)	4,905	203,999
Becton, Dickinson and Co. (a)	1,472	167,528
Medtronic, Inc. (a)	3,442	213,232
Stryker Corp. (a)	275	22,206

		606,965

HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp. (a)	2,813	217,445
Henry Schein, Inc. (a)(b)	1,209	140,812

		358,257

HOTELS, RESTAURANTS & LEISURE — 2.4%
Marriott International, Inc. (Class A)	666	46,553
McDonald’s Corp.	2,311	219,106

		265,659

HOUSEHOLD PRODUCTS — 3.8%
The Clorox Co. (a)	2,298	220,700
The Procter & Gamble Co. (a)	2,323	194,528

		415,228

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	1,511	214,079
General Electric Co. (a)	2,112	54,109

		268,188

INSURANCE — 7.7%
ACE, Ltd. (a)	172	18,038
Arch Capital Group, Ltd. (b)	4,025	220,248
Arthur J. Gallagher & Co. (a)	1,641	74,436
Marsh & McLennan Cos., Inc.	4,159	217,682
The Allstate Corp. (a)	435	26,696
The Progressive Corp.	4,952	125,187
Torchmark Corp. (a)	2,090	109,453
Validus Holdings, Ltd. (a)	250	9,785
XL Group PLC (a)	1,062	35,226

		836,751

INTERNET & CATALOG RETAIL — 1.8%
The Priceline Group, Inc. (b)	172	199,276

INTERNET SOFTWARE & SERVICES — 1.4%
Google, Inc. (Class A) (b)	225	132,392
Yahoo!, Inc. (b)	481	19,601

		151,993

IT SERVICES — 5.4%
Amdocs, Ltd.	574	26,335
Automatic Data Processing, Inc. (a)	1,567	130,186
Fiserv, Inc. (b)	3,352	216,657
Paychex, Inc. (a)	4,946	218,613

		591,791

MACHINERY — 5.0%
Caterpillar, Inc. (a)	945	93,583
Deere & Co.	2,620	214,814
Illinois Tool Works, Inc.	759	64,075
Parker-Hannifin Corp.	1,524	173,965

		546,437

MEDIA — 4.0%
Lamar Advertising Co. (Class A)	4,467	220,000
The Walt Disney Co. (a)	2,419	215,363

		435,363

MULTI-UTILITIES — 3.1%
Consolidated Edison, Inc. (a)	3,471	196,667

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Dominion Resources, Inc. (a)	2,050	$141,634

		338,301

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp. (a)	1,444	172,298
Exxon Mobil Corp.	2,060	193,743

		366,041

PHARMACEUTICALS — 2.3%
Johnson & Johnson (a)	2,020	215,312
Pfizer, Inc. (a)	1,252	37,022

		252,334

REAL ESTATE INVESTMENT TRUSTS — 3.7%
DDR Corp. (a)	11,771	196,929
Host Hotels & Resorts, Inc.	9,499	202,614

		399,543

ROAD & RAIL — 2.0%
Union Pacific Corp.	2,020	219,008

SPECIALTY RETAIL — 2.0%
The Home Depot, Inc.	2,360	216,506

THRIFTS & MORTGAGE FINANCE — 1.8%
People’s United Financial, Inc. (a)	13,986	202,377

TOBACCO — 2.3%
Altria Group, Inc. (a)	3,591	164,971
Philip Morris International, Inc.	1,010	84,234

		249,205

TOTAL COMMON STOCKS —
(Cost $9,954,320)		10,888,493

SHORT TERM INVESTMENTS — 24.7%
MONEY MARKET FUNDS — 24.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,682,513	2,682,513
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	16,307	16,307

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,698,820)		2,698,820

TOTAL INVESTMENTS — 124.4% (g)
(Cost $12,653,140)		13,587,313
OTHER ASSETS & LIABILITIES — (24.4)%		(2,664,511)

NET ASSETS — 100.0%		$10,922,802

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.5%
American Science & Engineering, Inc. (a)	21	$1,163
Curtiss-Wright Corp. (a)	4,106	270,668
Engility Holdings, Inc. (b)	35	1,091
Esterline Technologies Corp. (a)(b)	693	77,110
GenCorp, Inc. (a)(b)	54	862
Moog, Inc. (Class A) (b)	65	4,446
Teledyne Technologies, Inc. (a)(b)	2,936	276,013

		631,353

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp.	124	5,559

AUTO COMPONENTS — 1.8%
American Axle & Manufacturing Holdings, Inc. (b)	14,893	249,755
Dorman Products, Inc. (a)(b)	20	801
Drew Industries, Inc.	19	802
Superior Industries International, Inc. (a)	68	1,192

		252,550

BANKS — 13.7%
BancorpSouth, Inc.	86	1,732
Banner Corp. (a)	2,331	89,674
BBCN Bancorp, Inc.	139	2,028
Boston Private Financial Holdings, Inc.	76	942
Cardinal Financial Corp. (a)	165	2,817
Central Pacific Financial Corp.	155	2,779
Chemical Financial Corp. (a)	87	2,339
City Holding Co. (a)	696	29,322
Columbia Banking System, Inc. (a)	6,807	168,882
Community Bank System, Inc. (a)	78	2,620
Customers Bancorp, Inc. (a)(b)	77	1,383
CVB Financial Corp. (a)	18,102	259,764
F.N.B. Corp.	163	1,954
First Commonwealth Financial Corp. (a)	27,312	229,148
First Financial Bancorp	4,355	68,940
First Financial Bankshares, Inc. (a)	24	667
First Midwest Bancorp, Inc. (a)	131	2,108
FirstMerit Corp. (a)	91	1,602
Flushing Financial Corp. (a)	123	2,247
Glacier Bancorp, Inc. (a)	1,999	51,694
Hancock Holding Co.	1,494	47,883
Heritage Financial Corp. (a)	78	1,235
HomeTrust Bancshares, Inc. (b)	240	3,506
Independent Bank Corp.-Massachusetts (a)	7,790	278,259
Investors Bancorp, Inc. (a)	287	2,907
Lakeland Financial Corp. (a)	79	2,962
MB Financial, Inc. (a)	79	2,187
National Penn Bancshares, Inc.	229	2,224
NBT Bancorp, Inc. (a)	104	2,342
Old National Bancorp	69	895
OmniAmerican Bancorp, Inc.	507	13,177
Pinnacle Financial Partners, Inc.	25	902
Prosperity Bancshares, Inc.	121	6,918
Renasant Corp. (a)	75	2,029
Simmons First National Corp.	27	1,040
South State Corp.	40	2,237
State Bank Financial Corp.	183	2,972
Sterling Bancorp	3,636	46,504
Susquehanna Bancshares, Inc.	190	1,900
Trico Bancshares (a)	3,458	78,220
Trustmark Corp. (a)	9,872	227,401
Umpqua Holdings Corp.	110	1,812
Union Bankshares Corp.	89	2,056
United Bankshares, Inc.	68	2,103
Valley National Bancorp (a)	92	891
ViewPoint Financial Group (a)	97	2,322
Webster Financial Corp.	24	699
Westamerica Bancorporation (a)	5,155	239,811
Wintrust Financial Corp.	60	2,680

		1,902,716

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp. (a)	126	2,279
Simpson Manufacturing Co., Inc. (a)	30	875

		3,154

CAPITAL MARKETS — 4.1%
Calamos Asset Management, Inc. (Class A) (a)	238	2,682
CorEnergy Infrastructure Trust, Inc. (a)	582	4,354
Evercore Partners, Inc. (Class A)	938	44,086
Greenhill & Co., Inc. (a)	22	1,023
Janus Capital Group, Inc. (a)	17,154	249,419
Piper Jaffray Co., Inc. (a)(b)	5,126	267,782
Stifel Financial Corp. (a)(b)	16	750

		570,096

CHEMICALS — 1.8%
A. Schulman, Inc.	27	976
Calgon Carbon Corp. (b)	5,415	104,943
H.B. Fuller Co. (a)	258	10,243
Minerals Technologies, Inc. (a)	1,962	121,075
Olin Corp. (a)	187	4,722
OM Group, Inc.	34	882
Sensient Technologies Corp. (a)	212	11,098
Stepan Co.	17	754

		254,693

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc. (a)	84	2,158
Deluxe Corp. (a)	792	43,687
Ennis, Inc.	92	1,212
G & K Services, Inc. (Class A)	19	1,052
Healthcare Services Group, Inc. (a)	71	2,031
Knoll, Inc. (a)	5,045	87,329
Matthews International Corp. (Class A) (a)	315	13,825
United Stationers, Inc. (a)	4,317	162,190

		313,484

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	560	22,378
Granite Construction, Inc. (a)	26	827

		23,205

CONTAINERS & PACKAGING — 1.0%
Graphic Packaging Holding Co. (a)(b)	10,667	132,591

DISTRIBUTORS — 1.8%
Pool Corp. (a)	4,626	249,434

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Consolidated Communications Holdings, Inc.	147	$3,682

ELECTRIC UTILITIES — 7.6%
ALLETE, Inc. (a)	199	8,834
Cleco Corp. (a)	5,056	243,446
IDACORP, Inc. (a)	4,754	254,862
Portland General Electric Co. (a)	8,057	258,791
The Empire District Electric Co.	6,795	164,099
Unitil Corp. (a)	4,067	126,443

		1,056,475

ELECTRICAL EQUIPMENT — 0.0% (c)
EnerSys (a)	15	880
Global Power Equipment Group, Inc. (a)	154	2,294

		3,174

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Anixter International, Inc. (a)	183	15,526
Belden, Inc.	4,007	256,528
Coherent, Inc. (b)	567	34,797
FEI Co.	3,033	228,749
GSI Group, Inc. (a)(b)	95	1,091
Scansource, Inc. (b)	25	865

		537,556

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Helix Energy Solutions Group, Inc. (a)(b)	37	816
SEACOR Holdings, Inc. (a)(b)	38	2,843

		3,659

FOOD PRODUCTS — 0.8%
Cal-Maine Foods, Inc.	1,172	104,695

GAS UTILITIES — 2.6%
Northwest Natural Gas Co. (a)	4,260	179,985
Piedmont Natural Gas Co., Inc.	68	2,280
South Jersey Industries, Inc. (a)	1,657	88,418
Southwest Gas Corp.	59	2,866
The Laclede Group, Inc. (a)	1,970	91,408

		364,957

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
CONMED Corp. (a)	5,545	204,278
Cyberonics, Inc. (b)	18	921
Greatbatch, Inc. (b)	740	31,531
Integra LifeSciences Holdings Corp. (b)	768	38,124
Meridian Bioscience, Inc. (a)	55	973
STERIS Corp. (a)	489	26,386
West Pharmaceutical Services, Inc. (a)	3,337	149,364
Wright Medical Group, Inc. (b)	31	939

		452,516

HEALTH CARE PROVIDERS & SERVICES — 1.8%
AmSurg Corp. (a)(b)	1,506	75,375
HealthSouth Corp. (a)	594	21,919
Owens & Minor, Inc. (a)	4,764	155,973

		253,267

HOTELS, RESTAURANTS & LEISURE — 1.6%
Belmond, Ltd. (Class A) (a)(b)	13,141	153,224
Jack in the Box, Inc.	252	17,184
Marriott Vacations Worldwide Corp. (a)(b)	16	1,015
Papa John’s International, Inc. (a)	24	960
Pinnacle Entertainment, Inc. (a)(b)	47	1,179
Texas Roadhouse, Inc.	92	2,561
The Cheesecake Factory, Inc. (a)	938	42,679

		218,802

HOUSEHOLD PRODUCTS — 0.0% (c)
WD-40 Co.	16	1,087

INSURANCE — 8.1%
American Equity Investment Life Holding Co.	2,416	55,278
CNO Financial Group, Inc.	16,355	277,381
Horace Mann Educators Corp.	72	2,053
Montpelier Re Holdings, Ltd. (a)	93	2,891
OneBeacon Insurance Group, Ltd. (Class A) (a)	4,724	72,797
Platinum Underwriters Holdings, Ltd. (a)	81	4,930
Primerica, Inc.	5,814	280,351
RLI Corp. (a)	6,274	271,601
Safety Insurance Group, Inc. (a)	1,548	83,453
Selective Insurance Group, Inc. (a)	92	2,037
The Navigators Group, Inc. (a)(b)	1,227	75,461

		1,128,233

IT SERVICES — 3.0%
CACI International, Inc. (Class A) (b)	1,883	134,201
Convergys Corp. (a)	87	1,550
CSG Systems International, Inc. (a)	39	1,025
Forrester Research, Inc. (a)	30	1,106
Syntel, Inc. (b)	2,187	192,325
WEX, Inc. (a)(b)	790	87,153

		417,360

MACHINERY — 3.1%
Actuant Corp. (Class A) (a)	32	977
Albany International Corp. (Class A)	27	919
Barnes Group, Inc.	21	637
Blount International, Inc. (b)	98	1,483
Briggs & Stratton Corp. (a)	62	1,117
Douglas Dynamics, Inc. (a)	93	1,813
ESCO Technologies, Inc. (a)	34	1,183
Hillenbrand, Inc. (a)	8,681	268,156
John Bean Technologies Corp.	5,201	146,304
Mueller Industries, Inc. (a)	29	828
RBC Bearings, Inc.	15	851
Sun Hydraulics Corp. (a)	22	827
Titan International, Inc. (a)	77	910
Watts Water Technologies, Inc. (Class A)	18	1,048

		427,053

METALS & MINING — 0.1%
Haynes International, Inc. (a)	20	920
Kaiser Aluminum Corp. (a)	17	1,296
Worthington Industries, Inc.	344	12,803

		15,019

MULTI-UTILITIES — 3.3%
Avista Corp. (a)	8,871	270,832
Black Hills Corp. (a)	1,381	66,122

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

NorthWestern Corp. (a)	2,639	$119,705

		456,659

OIL, GAS & CONSUMABLE FUELS — 2.0%
SemGroup Corp.(Class A)	3,332	277,456

PAPER & FOREST PRODUCTS — 0.0% (c)
Neenah Paper, Inc. (a)	40	2,139

PROFESSIONAL SERVICES — 1.1%
CBIZ, Inc. (b)	203	1,598
Exponent, Inc. (a)	39	2,764
The Corporate Executive Board Co. (a)	2,452	147,292

		151,654

REAL ESTATE INVESTMENT TRUSTS — 14.3%
Acadia Realty Trust (a)	174	4,799
Agree Realty Corp. (a)	462	12,650
American Assets Trust, Inc.	68	2,242
Apollo Commercial Real Estate Finance, Inc. (a)	2,955	46,423
Ares Commercial Real Estate Corp. (a)	392	4,582
Capstead Mortgage Corp.	7,183	87,920
Chesapeake Lodging Trust (a)	111	3,236
Colony Financial, Inc.	998	22,335
Cousins Properties, Inc.	213	2,545
CubeSmart (a)	1,343	24,147
CyrusOne, Inc.	112	2,692
DCT Industrial Trust, Inc. (a)	334	2,508
DiamondRock Hospitality Co. (a)	4,256	53,966
EastGroup Properties, Inc. (a)	69	4,181
Education Realty Trust, Inc.	305	3,135
Excel Trust, Inc. (a)	284	3,343
First Industrial Realty Trust, Inc. (a)	757	12,801
Gladstone Commercial Corp. (a)	515	8,750
Government Properties Income Trust (a)	10,603	232,312
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	223	3,082
Hersha Hospitality Trust (a)	162	1,032
Highwoods Properties, Inc. (a)	94	3,657
Hudson Pacific Properties, Inc.	113	2,787
Inland Real Estate Corp. (a)	236	2,339
Investors Real Estate Trust	296	2,279
LaSalle Hotel Properties (a)	2,955	101,179
Lexington Realty Trust	196	1,919
Monmouth Real Estate Investment Corp.(Class A)	411	4,159
Parkway Properties, Inc.	97	1,822
Pebblebrook Hotel Trust	5,575	208,171
Pennsylvania Real Estate Investment Trust	7,350	146,559
Potlatch Corp.	59	2,372
PS Business Parks, Inc.	897	68,298
Ramco-Gershenson Properties Trust	156	2,535
Resource Capital Corp. (a)	26,216	127,672
Retail Opportunity Investments Corp. (a)	9,096	133,711
RLJ Lodging Trust	239	6,804
Ryman Hospitality Properties (a)	5,583	264,076
Select Income REIT	107	2,573
STAG Industrial, Inc. (a)	102	2,112
Strategic Hotels & Resorts, Inc. (a)(b)	10,686	124,492
Summit Hotel Properties, Inc. (a)	287	3,094
Sunstone Hotel Investors, Inc.	16,019	221,383
UMH Properties, Inc. (a)	658	6,251
Urstadt Biddle Properties, Inc. (Class A) (a)	184	3,735
Washington Real Estate Investment Trust (a)	113	2,868
Whitestone REIT (a)	327	4,558

		1,990,086

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Kennedy-Wilson Holdings, Inc. (a)	96	2,300

ROAD & RAIL — 1.1%
Knight Transportation, Inc. (a)	112	3,068
Marten Transport, Ltd. (a)	7,333	130,601
Quality Distribution, Inc. (b)	181	2,313
Werner Enterprises, Inc. (a)	440	11,088

		147,070

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Intersil Corp. (Class A)	65	924
Micrel, Inc.	7,002	84,234
Microsemi Corp. (b)	4,419	112,287
MKS Instruments, Inc.	30	1,001
Spansion, Inc. (Class A) (b)	62	1,413

		199,859

SOFTWARE — 0.1%
ACI Worldwide, Inc. (a)(b)	45	844
Advent Software, Inc. (a)	33	1,041
Compuware Corp. (a)	116	1,231
Fair Isaac Corp.	16	882
Mentor Graphics Corp. (a)	104	2,131
TiVo, Inc. (a)(b)	89	1,139
Verint Systems, Inc. (b)	21	1,168

		8,436

SPECIALTY RETAIL — 0.4%
Group 1 Automotive, Inc. (a)	15	1,091
The Finish Line, Inc. (Class A)	2,442	61,123

		62,214

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Electronics for Imaging, Inc. (a)(b)	39	1,723

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Columbia Sportswear Co.	30	1,073
Iconix Brand Group, Inc. (a)(b)	1,701	62,835
Oxford Industries, Inc.	17	1,037
Steven Madden, Ltd. (b)	32	1,031

		65,976

THRIFTS & MORTGAGE FINANCE — 4.3%
Astoria Financial Corp. (a)	66	818
Berkshire Hills Bancorp, Inc.	121	2,842
Brookline Bancorp, Inc. (a)	20,159	172,360
Capitol Federal Financial, Inc. (a)	23,577	278,680
Charter Financial Corp. (a)	8,545	91,432
Clifton Bancorp, Inc. (a)	182	2,291
Dime Community Bancshares (a)	1,378	19,843
Northfield Bancorp, Inc. (a)	407	5,543
Northwest Bancshares, Inc. (a)	304	3,679
Oritani Financial Corp.	179	2,522
Provident Financial Services, Inc.	148	2,423

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Territorial Bancorp, Inc.	173	$3,510
TrustCo Bank Corp. NY (a)	518	3,336
United Financial Bancorp, Inc. (a)	241	3,058
Waterstone Financial, Inc. (a)	164	1,894
WSFS Financial Corp.	16	1,146

		595,377

TOBACCO — 2.0%
Vector Group, Ltd. (a)	12,503	277,310

TRADING COMPANIES & DISTRIBUTORS — 2.2%
Aircastle, Ltd. (a)	3,516	57,522
Applied Industrial Technologies, Inc. (a)	3,190	145,623
Beacon Roofing Supply, Inc. (a)(b)	27	688
Houston Wire & Cable Co.	269	3,222
Kaman Corp. (a)	1,259	49,479
Watsco, Inc.	648	55,845

		312,379

WATER UTILITIES — 0.1%
Connecticut Water Service, Inc. (a)	106	3,445
Middlesex Water Co. (a)	807	15,817

		19,262

TOTAL COMMON STOCKS —
(Cost $13,965,067)		13,896,270

SHORT TERM INVESTMENTS — 24.9%
MONEY MARKET FUNDS — 24.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,448,289	3,448,289
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	25,819	25,819

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,474,108)		3,474,108

TOTAL INVESTMENTS — 124.6% (g)
(Cost $17,439,175)		17,370,378
OTHER ASSETS & LIABILITIES — (24.6)%		(3,432,362)

NET ASSETS — 100.0%		$13,938,016

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
BANKS — 32.0%
Barclays Bank PLC Series 2, 6.63% (a)	62,131	$1,574,399
Barclays Bank PLC Series 3, 7.10%	113,222	2,914,334
Barclays Bank PLC Series 4, 7.75% (a)	94,673	2,448,244
Barclays Bank PLC Series 5, 8.13% (a)	218,369	5,671,043
BB&T Corp., 5.85%	84,229	2,035,815
BB&T Corp., 5.63% (a)	168,359	3,895,827
BB&T Corp., 5.20% (a)	65,940	1,426,942
BB&T Corp., 5.20% (a)	73,238	1,587,800
HSBC Holdings PLC, 8.13% (a)	114,777	2,988,793
HSBC Holdings PLC, 8.00%	198,146	5,278,609
HSBC Holdings PLC, Series A, 6.20%	75,590	1,901,844
HSBC USA, Inc. Series F, 3.50%	27,444	601,298
HSBC USA, Inc. Series G, 4.00% (a)	19,957	458,412
HSBC USA, Inc. Series H, 6.50%	19,739	495,054
ING Groep NV, 6.13% (a)	60,657	1,521,278
JP Morgan Chase & Co., 6.70% (a)	86,825	2,219,247
JP Morgan Chase & Co. Series O, 5.50% (a)	118,071	2,703,826
JP Morgan Chase & Co. Series P, 5.45% (a)	84,467	1,917,401
JPMorgan Chase & Co., 6.30% (a)	82,560	2,059,872
Lloyds Banking Group PLC, 7.75%	126,285	3,317,507
PNC Financial Services Group, Inc., 6.13%	219,666	5,999,078
PNC Financial Services Group, Inc., 5.38%	70,256	1,601,837
UBS Preferred Funding Trust IV Series D, 0.85%	43,927	878,540
US Bancorp Series B, 3.50% (a)	132,295	2,917,105
US Bancorp Series F, 6.50% (a)	145,595	4,175,665
US Bancorp Series G, 6.00% (a)	143,600	3,875,764
US Bancorp Series H, 5.15% (a)	66,302	1,494,447
Wells Fargo & Co., 6.63%	54,169	1,497,773
Wells Fargo & Co., 6.00%	51,540	1,280,254
Wells Fargo & Co., 5.85%	111,177	2,849,466
Wells Fargo & Co., 5.25% (a)	40,295	918,323
Wells Fargo & Co., 5.20% (a)	48,365	1,100,304
Wells Fargo & Co., 5.13% (a)	41,891	946,737
Wells Fargo & Co. Series J, 8.00% (a)	138,594	4,021,998

		80,574,836

CAPITAL MARKETS — 6.2%
State Street Corp., 5.90% (b)	109,784	2,815,960
State Street Corp., 5.25% (a)(b)	73,238	1,683,742
The Bank of New York Mellon Corp., 5.20% (a)	85,324	1,966,718
The Charles Schwab Corp., 6.00% (a)	70,978	1,782,967
The Goldman Sachs Group, Inc., 6.50% (a)	84,221	2,268,071
The Goldman Sachs Group, Inc., 6.13% (a)	194,011	5,038,466

		15,555,924

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70% (a)	62,231	1,612,405

CONSUMER FINANCE — 0.3%
HSBC Finance Corp., 6.36% (a)	30,360	761,429

DIVERSIFIED FINANCIAL SERVICES — 14.7%
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	90,358	2,294,190
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	47,111	1,197,562
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	62,906	1,629,894
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	155,127	4,300,120
Deutsche Bank Contingent Capital Trust V, 8.05%	108,814	3,097,935
General Electric Capital Corp., 4.88% (a)	120,858	2,953,769
General Electric Capital Corp., 4.88% (a)	92,664	2,227,643
General Electric Capital Corp., 4.70% (a)	109,795	2,531,873
ING Groep NV, 7.38% (a)	129,929	3,319,686
ING Groep NV, 7.20% (a)	95,220	2,448,106
ING Groep NV, 7.05%	69,267	1,763,538
ING Groep NV, 6.38% (a)	90,510	2,288,093
ING Groep NV, 6.20% (a)	43,470	1,089,793
JP Morgan Chase Capital XXIX, 6.70%	140,758	3,597,774
KKR Financial Holdings LLC, 8.38%	37,880	1,060,640
Raymond James Financial, Inc., 6.90% (a)	51,214	1,339,246

		37,139,862

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
Qwest Corp., 7.50% (a)	84,221	2,193,115
Qwest Corp., 7.38%	96,823	2,519,335
Qwest Corp., 7.00% (a)	76,840	1,933,294
Qwest Corp., 7.00% (a)	58,531	1,472,640
Qwest Corp., 6.13%	113,517	2,635,865
Telephone & Data Systems, 7.00%	43,921	1,098,903
Verizon Communications, Inc., 5.90% (a)	73,238	1,910,047

		13,763,199

ELECTRIC UTILITIES — 5.3%
BGE Capital Trust II, 6.20%	36,573	930,417
Duke Energy Corp., 5.13% (a)	73,238	1,761,374
FPL Group Capital Trust I, 5.88% (a)	43,921	1,114,715
NextEra Energy Capital Holdings, Inc., 5.70% (a)	58,585	1,414,828
NextEra Energy Capital Holdings, Inc., 5.63% (a)	51,226	1,213,031
NextEra Energy Capital Holdings, Inc., 5.13%	73,238	1,603,912
NextEra Energy Capital Holdings, Inc., 5.00% (a)	65,930	1,419,473
SCE Trust I, 5.63% (a)	69,536	1,636,182
SCE Trust II, 5.10% (a)	58,581	1,264,764
SCE Trust III, 5.75% (a)	40,298	1,064,673

		13,423,369

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Tennessee Valley Authority Series A, 3.96%	39,551	948,828

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value

Tennessee Valley Authority Series D, 3.83%	47,433	$1,134,123

		2,082,951

INSURANCE — 18.0%
Aegon NV, 8.00% (a)	76,869	2,193,073
Aegon NV, 6.50% (a)	73,238	1,857,316
Aegon NV, 6.38% (a)	146,415	3,724,798
Aegon NV Series 1, 4.00% (a)	36,335	859,323
Aflac, Inc., 5.50% (a)	73,238	1,778,951
Arch Capital Group, Ltd., 6.75%	47,593	1,277,396
Aspen Insurance Holdings Ltd., 5.95%	40,298	1,006,241
Aviva PLC, 8.25% (a)	58,531	1,641,795
Axis Capital Holdings Series C, 6.88%	58,545	1,516,901
MetLife, Inc. Series A, 4.00% (a)	87,846	2,101,276
MetLife, Inc. Series B, 6.50%	219,674	5,628,048
PartnerRe, Ltd., 5.88% (a)	36,573	877,752
PartnerRe, Ltd. Series E, 7.25%	54,749	1,471,106
Protective Life Corp., 6.25% (a)	42,114	1,083,172
Prudential Financial, Inc., 5.75% (a)	84,243	2,078,275
Prudential Financial, Inc., 5.70% (a)	103,994	2,532,254
Prudential PLC, 6.75%	36,573	935,903
Prudential PLC, 6.50%	43,921	1,115,593
Reinsurance Group of America, Inc., 6.20%	58,531	1,610,188
Renaissancere Holdings Ltd. Series E, 5.38% (a)	40,298	880,914
The Allstate Corp., 6.75%	56,376	1,466,903
The Allstate Corp., 6.63%	109,422	2,801,203
The Allstate Corp., 6.25% (a)	36,619	924,996
The Allstate Corp., 5.63%	42,114	1,021,264
The Allstate Corp., 5.10%	73,238	1,793,599
WR Berkley Corp., 5.63% (a)	51,226	1,194,590

		45,372,830

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	109,788	2,709,568

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	42,114	1,059,167

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc. Series A, 8.38% (a)	100,266	2,525,701
DTE Energy Co., 6.50% (a)	41,040	1,057,601
Integrys Energy Group, Inc., 6.00%	58,541	1,500,991

		5,084,293

REAL ESTATE INVESTMENT TRUSTS — 12.1%
Digital Realty Trust, Inc. Series E, 7.00% (a)	42,122	1,084,220
Digital Realty Trust, Inc. Series G, 5.88%	36,273	807,437
Digital Realty Trust, Inc. Series H, 7.38% (a)	53,492	1,393,467
Health Care REIT, Inc. Series J, 6.50%	42,122	1,091,802
Hospitality Properties Trust Series J, 7.13% (a)	42,482	1,088,389
Kimco Realty Corp. Series I, 6.00%	58,566	1,461,222
National Retail Properties, Inc., 5.70% (a)	42,114	1,004,419
National Retail Properties, Inc. Series D, 6.63%	42,122	1,090,117
PS Business Parks, Inc., 6.00% (a)	51,223	1,231,913
Public Storage, 5.90% (a)	65,014	1,613,647
Public Storage, 5.63%	40,600	976,024
Public Storage, 5.38%	69,959	1,603,460
Public Storage, 5.20% (a)	70,667	1,595,661
Public Storage Series Q, 6.50% (a)	53,012	1,389,975
Public Storage Series R, 6.35% (a)	68,891	1,769,810
Public Storage Series T, 5.75% (a)	65,367	1,602,799
Public Storage Series Y, 6.38%	40,294	1,036,765
Public Storage Series Z, 6.00% (a)	40,600	1,012,158
Realty Income Corp. Series F, 6.63% (a)	59,810	1,564,031
Regency Centers Corp. Series 6, 6.63%	36,573	939,926
Senior Housing Properties Trust, 5.63%	51,226	1,203,811
Ventas Realty LP/Ventas Capital Corp., 5.45% (a)	37,842	911,614
Vornado Realty Trust, 5.70% (a)	43,927	1,049,855
Vornado Realty Trust, 5.40% (a)	43,927	1,013,835
Vornado Realty Trust Series I, 6.63% (a)	39,574	1,009,137

		30,545,494

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95% (a)	50,061	1,266,543

TOTAL PREFERRED STOCKS —
(Cost $256,646,082)		250,951,870

SHORT TERM INVESTMENTS — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	31,742,348	31,742,348
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	712,226	712,226

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,454,574)		32,454,574

TOTAL INVESTMENTS — 112.4% (f)
(Cost $289,100,656)		283,406,444
OTHER ASSETS & LIABILITIES — (12.4)%		(31,194,793)

NET ASSETS — 100.0%		$252,211,651

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.00%, 12/4/2014	$107,009,000	$107,005,579
0.01%, 11/20/2014	109,107,000	109,104,727
0.01%, 12/18/2014	98,616,000	98,612,155
0.01%, 12/26/2014	98,616,000	98,611,290
0.01%, 12/11/2014	155,268,000	155,262,491
0.02%, 11/6/2014	107,009,000	107,007,073
0.02%, 11/13/2014	161,562,000	161,560,644
0.03%, 11/28/2014	109,107,000	109,103,837

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $946,279,719)		946,267,796

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (a)(b)(c) (Cost $824,655)	824,655	824,655

TOTAL INVESTMENTS — 100.0% (d)
(Cost $947,104,374)		947,092,451
OTHER ASSETS & LIABILITIES — 0.0% (e)		(100,692)

NET ASSETS — 100.0%		$946,991,759

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds
0.75%, 2/15/2042	$13,955,514	$12,793,299
1.38%, 2/15/2044	9,375,118	10,035,783
1.75%, 1/15/2028	10,175,955	11,343,035
2.00%, 1/15/2026	13,739,777	15,652,629
2.13%, 2/15/2040	9,570,259	11,849,129
2.13%, 2/15/2041	14,933,669	18,604,066
2.38%, 1/15/2025 (a)	20,253,953	23,731,962
2.38%, 1/15/2027	11,143,605	13,210,409
2.50%, 1/15/2029	8,986,243	10,980,110
3.38%, 4/15/2032	3,850,437	5,358,114
3.63%, 4/15/2028	14,148,745	19,237,907
3.88%, 4/15/2029	16,170,312	22,850,591
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	23,700,174	23,989,079
0.13%, 4/15/2017	26,671,954	27,046,962
0.13%, 4/15/2018 (a)	29,491,574	29,749,625
0.13%, 4/15/2019 (a)	19,784,594	19,840,189
0.13%, 1/15/2022 (a)	24,869,941	24,306,388
0.13%, 7/15/2022	24,309,467	23,743,542
0.13%, 1/15/2023	24,218,897	23,447,041
0.13%, 7/15/2024 (a)	16,078,503	15,447,904
0.38%, 7/15/2023	24,021,569	23,785,197
0.63%, 7/15/2021	21,682,499	22,129,592
0.63%, 1/15/2024	23,958,689	24,093,337
0.63%, 2/15/2043	13,639,831	12,060,611
1.13%, 1/15/2021	22,860,618	23,996,563
1.25%, 7/15/2020	20,244,207	21,509,471
1.38%, 7/15/2018	9,468,518	10,066,265
1.38%, 1/15/2020	11,963,794	12,737,731
1.63%, 1/15/2018 (a)	10,681,358	11,348,943
1.88%, 7/15/2019	9,699,999	10,594,242
2.00%, 1/15/2016	11,446,655	11,852,668
2.13%, 1/15/2019 (a)	9,371,751	10,243,043
2.38%, 1/15/2017	11,663,316	12,463,302
2.50%, 7/15/2016	13,503,421	14,343,199
2.63%, 7/15/2017	9,210,507	10,048,110

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $598,543,069)		594,490,038

	Shares
SHORT TERM INVESTMENTS — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	59,850,171	59,850,171
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	152,588	152,588

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $60,002,759)		60,002,759

TOTAL INVESTMENTS — 109.8% (f)
(Cost $658,545,828)		654,492,797
OTHER ASSETS & LIABILITIES — (9.8)%		(58,202,581)

NET ASSETS — 100.0%		$596,290,216

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$604,458	$611,827
0.13%, 4/15/2017	680,782	690,353
0.13%, 4/15/2018	752,396	758,980
0.13%, 4/15/2019	504,328	505,745
0.50%, 4/15/2015	339,715	340,085
1.38%, 7/15/2018	240,862	256,067
1.63%, 1/15/2015	341,886	342,259
1.63%, 1/15/2018	272,945	290,004
1.88%, 7/15/2015	303,773	310,702
1.88%, 7/15/2019	247,716	270,553
2.00%, 1/15/2016	297,699	308,258
2.13%, 1/15/2019	238,586	260,767
2.38%, 1/15/2017	297,720	318,141
2.50%, 7/15/2016	344,487	365,911
2.63%, 7/15/2017	234,510	255,837

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,971,935)		5,885,489

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $1,876)	1,876	1,876

TOTAL INVESTMENTS — 99.8% (e)
(Cost $5,973,811)		5,887,365
OTHER ASSETS & LIABILITIES — 0.2%		13,505

NET ASSETS — 100.0%		$5,900,870

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$563,442	$570,311
0.13%, 4/15/2017	634,628	643,551
0.13%, 4/15/2018	701,894	708,035
0.13%, 4/15/2019 (a)	470,774	472,097
0.13%, 1/15/2022	591,595	578,190
0.13%, 7/15/2022 (a)	578,117	564,658
0.13%, 1/15/2023 (a)	575,962	557,606
0.13%, 7/15/2024 (a)	382,293	367,300
0.38%, 7/15/2023	571,271	565,650
0.63%, 7/15/2021	515,866	526,503
0.63%, 1/15/2024 (a)	569,775	572,977
1.13%, 1/15/2021	543,481	570,487
1.25%, 7/15/2020 (a)	481,784	511,895
1.38%, 7/15/2018	225,393	239,623
1.38%, 1/15/2020	284,257	302,645
1.63%, 1/15/2018 (a)	253,611	269,462
1.88%, 7/15/2019 (a)	230,979	252,273
2.00%, 1/15/2016	273,691	283,399
2.13%, 1/15/2019	223,051	243,787
2.38%, 1/15/2017	276,455	295,417
2.50%, 7/15/2016	320,893	340,849
2.63%, 7/15/2017	219,567	239,534

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $9,938,398)		9,676,249

	Shares
SHORT TERM INVESTMENTS — 17.1%
MONEY MARKET FUNDS — 17.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,656,240	1,656,240
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	4,264	4,264

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,660,504)		1,660,504

TOTAL INVESTMENTS — 116.9% (f)
(Cost $11,598,902)		11,336,753
OTHER ASSETS & LIABILITIES — (16.9)%		(1,639,501)

NET ASSETS — 100.0%		$9,697,252

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.25%, 5/15/2016 (a)	$66,000	$73,234
7.50%, 11/15/2016	70,000	80,046
8.13%, 8/15/2019	25,000	32,487
8.75%, 5/15/2017	35,000	42,124
8.88%, 8/15/2017	20,000	24,444
8.88%, 2/15/2019 (a)	30,000	39,249
9.00%, 11/15/2018	25,000	32,511
9.13%, 5/15/2018	15,000	19,140
9.25%, 2/15/2016 (a)	21,000	23,568
9.88%, 11/15/2015	21,000	23,274
Treasury Notes
0.25%, 10/15/2015	140,000	140,153
0.25%, 10/31/2015 (a)	75,000	75,079
0.25%, 11/30/2015 (a)	65,000	65,038
0.25%, 12/15/2015	75,000	75,026
0.25%, 12/31/2015 (a)	125,000	125,039
0.25%, 2/29/2016 (a)	100,000	99,918
0.25%, 4/15/2016 (a)	75,000	74,849
0.25%, 5/15/2016 (a)	75,000	74,794
0.38%, 11/15/2015	115,000	115,228
0.38%, 1/15/2016 (a)	125,000	125,181
0.38%, 1/31/2016 (a)	75,000	75,109
0.38%, 2/15/2016	90,000	90,120
0.38%, 3/15/2016 (a)	100,000	100,052
0.38%, 3/31/2016	75,000	75,019
0.38%, 4/30/2016	100,000	99,960
0.38%, 5/31/2016 (a)	100,000	99,895
0.50%, 6/15/2016	80,000	80,072
0.50%, 6/30/2016 (a)	75,000	75,045
0.50%, 7/31/2016 (a)	75,000	75,007
0.50%, 8/31/2016 (a)	100,000	99,890
0.50%, 9/30/2016	100,000	99,828
0.50%, 7/31/2017	75,000	73,863
0.63%, 7/15/2016	75,000	75,171
0.63%, 8/15/2016 (a)	201,000	201,287
0.63%, 10/15/2016	75,000	74,968
0.63%, 11/15/2016 (a)	60,000	59,926
0.63%, 12/15/2016 (a)	200,000	199,590
0.63%, 2/15/2017 (a)	100,000	99,571
0.63%, 5/31/2017	75,000	74,346
0.63%, 8/31/2017	75,000	74,006
0.63%, 9/30/2017	65,000	64,046
0.63%, 11/30/2017	75,000	73,648
0.63%, 4/30/2018	75,000	73,021
0.75%, 1/15/2017	75,000	74,955
0.75%, 3/15/2017 (a)	125,000	124,760
0.75%, 6/30/2017	75,000	74,501
0.75%, 10/31/2017	100,000	98,736
0.75%, 12/31/2017	110,000	108,250
0.75%, 2/28/2018	50,000	49,051
0.75%, 3/31/2018	50,000	48,973
0.88%, 9/15/2016	76,000	76,413
0.88%, 11/30/2016	82,000	82,307
0.88%, 12/31/2016 (a)	89,000	89,236
0.88%, 1/31/2017	125,000	125,234
0.88%, 2/28/2017	71,000	71,074
0.88%, 4/15/2017 (a)	125,000	124,999
0.88%, 4/30/2017	125,000	124,870
0.88%, 5/15/2017	100,000	99,865
0.88%, 6/15/2017	100,000	99,764
0.88%, 7/15/2017 (a)	75,000	74,742
0.88%, 8/15/2017 (a)	75,000	74,639
0.88%, 1/31/2018	40,000	39,470
0.88%, 7/31/2019 (a)	50,000	47,906
1.00%, 8/31/2016	93,000	93,757
1.00%, 9/30/2016 (a)	118,000	118,890
1.00%, 10/31/2016 (a)	153,000	154,089
1.00%, 3/31/2017	60,000	60,181
1.00%, 9/15/2017	75,000	74,874
1.00%, 5/31/2018	175,000	172,396
1.00%, 6/30/2019	25,000	24,137
1.00%, 8/31/2019	50,000	48,124
1.00%, 9/30/2019	75,000	72,124
1.13%, 5/31/2019	35,000	34,050
1.25%, 10/31/2015	125,000	126,454
1.25%, 10/31/2018	100,000	98,745
1.25%, 11/30/2018	75,000	73,969
1.25%, 1/31/2019 (a)	25,000	24,583
1.25%, 4/30/2019	50,000	49,007
1.38%, 11/30/2015	125,000	126,687
1.38%, 6/30/2018	50,000	49,859
1.38%, 7/31/2018	75,000	74,696
1.38%, 9/30/2018	125,000	124,221
1.38%, 11/30/2018 (a)	125,000	123,944
1.38%, 12/31/2018	50,000	49,495
1.38%, 2/28/2019	50,000	49,368
1.50%, 6/30/2016	82,000	83,452
1.50%, 7/31/2016	68,000	69,208
1.50%, 8/31/2018	125,000	124,945
1.50%, 12/31/2018	125,000	124,370
1.50%, 1/31/2019	125,000	124,226
1.50%, 2/28/2019	115,000	114,186
1.50%, 3/31/2019 (a)	25,000	24,806
1.50%, 5/31/2019 (a)	100,000	98,961
1.63%, 3/31/2019	100,000	99,716
1.63%, 4/30/2019	100,000	99,624
1.63%, 6/30/2019 (a)	100,000	99,471
1.63%, 7/31/2019 (a)	100,000	99,371
1.63%, 8/31/2019 (a)	100,000	99,318
1.75%, 5/31/2016	74,000	75,607
1.75%, 10/31/2018 (a)	50,000	50,361
1.75%, 9/30/2019	100,000	99,855
1.88%, 8/31/2017	75,000	76,753
1.88%, 9/30/2017	90,000	92,012
1.88%, 10/31/2017	105,000	107,305
2.00%, 1/31/2016	68,000	69,559
2.00%, 4/30/2016	79,000	80,981
2.13%, 12/31/2015	143,000	146,345
2.13%, 2/29/2016 (a)	30,000	30,768
2.25%, 3/31/2016 (a)	55,000	56,553
2.25%, 11/30/2017	30,000	30,975
2.25%, 7/31/2018	35,000	36,005
2.38%, 3/31/2016 (a)	50,000	51,508
2.38%, 7/31/2017	105,000	108,916
2.38%, 5/31/2018	70,000	72,406
2.38%, 6/30/2018	70,000	72,372
2.50%, 6/30/2017	65,000	67,671
2.63%, 2/29/2016	84,000	86,749
2.63%, 4/30/2016	41,000	42,435
2.63%, 1/31/2018	20,000	20,882

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.63%, 4/30/2018	$50,000	$52,193
2.75%, 11/30/2016	47,000	49,075
2.75%, 5/31/2017	70,000	73,302
2.75%, 12/31/2017	84,000	88,029
2.75%, 2/28/2018	70,000	73,370
2.75%, 2/15/2019	50,000	52,332
2.88%, 3/31/2018	70,000	73,675
3.00%, 8/31/2016 (a)	54,000	56,497
3.00%, 9/30/2016	51,000	53,419
3.00%, 2/28/2017	50,000	52,607
3.13%, 10/31/2016	100,000	105,106
3.13%, 1/31/2017	111,000	117,017
3.13%, 4/30/2017	125,000	132,067
3.13%, 5/15/2019	100,000	106,277
3.25%, 5/31/2016 (a)	77,000	80,580
3.25%, 6/30/2016	37,000	38,780
3.25%, 7/31/2016 (a)	79,000	82,928
3.25%, 12/31/2016	51,000	53,849
3.25%, 3/31/2017	90,000	95,314
3.50%, 2/15/2018	40,000	42,904
3.63%, 8/15/2019	100,000	108,708
3.75%, 11/15/2018	50,000	54,373
3.88%, 5/15/2018	70,000	76,194
4.00%, 8/15/2018 (a)	75,000	82,168
4.25%, 11/15/2017	50,000	54,740
4.50%, 11/15/2015	40,000	41,931
4.50%, 2/15/2016	33,000	34,903
4.50%, 5/15/2017	16,000	17,477
4.63%, 11/15/2016	26,000	28,159
4.63%, 2/15/2017 (a)	41,000	44,679
4.75%, 8/15/2017	70,000	77,321
4.88%, 8/15/2016	37,000	39,969
5.13%, 5/15/2016	38,000	40,890

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $11,956,367)		11,925,722

	Shares
SHORT TERM INVESTMENTS — 18.7%
MONEY MARKET FUNDS — 18.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,864,683	1,864,683
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	379,914	379,914

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $2,244,597)		2,244,597

TOTAL INVESTMENTS — 118.0% (f)
(Cost $14,200,964)		14,170,319
OTHER ASSETS & LIABILITIES — (18.0)%		(2,165,883)

NET ASSETS — 100.0%		$12,004,436

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
6.25%, 8/15/2023 (a)	$218,000	$285,301
7.13%, 2/15/2023	193,400	263,999
7.25%, 5/15/2016 (a)	376,000	417,213
7.25%, 8/15/2022	184,800	251,382
7.50%, 11/15/2016	243,800	278,788
7.63%, 11/15/2022 (a)	163,200	227,821
7.88%, 2/15/2021	126,800	170,976
8.00%, 11/15/2021	308,200	426,518
8.13%, 8/15/2019	284,600	369,826
8.13%, 5/15/2021	58,000	79,646
8.13%, 8/15/2021	58,000	80,265
8.50%, 2/15/2020	126,800	170,008
8.75%, 5/15/2017	194,400	233,970
8.75%, 5/15/2020	103,200	140,989
8.75%, 8/15/2020	193,400	266,269
8.88%, 8/15/2017	126,800	154,972
8.88%, 2/15/2019 (a)	194,400	254,335
9.00%, 11/15/2018 (a)	149,100	193,893
9.13%, 5/15/2018	206,200	263,117
9.25%, 2/15/2016 (a)	150,400	168,792
9.88%, 11/15/2015	173,000	191,736
Treasury Notes
0.25%, 10/15/2015	1,617,300	1,619,063
0.25%, 10/31/2015 (a)	1,505,700	1,507,281
0.25%, 11/30/2015 (a)	1,396,100	1,396,924
0.25%, 12/15/2015	812,000	812,284
0.25%, 12/31/2015 (a)	1,035,400	1,035,721
0.25%, 2/29/2016	1,294,100	1,293,039
0.25%, 4/15/2016 (a)	812,000	810,368
0.25%, 5/15/2016 (a)	975,100	972,428
0.38%, 11/15/2015	812,000	813,608
0.38%, 1/15/2016 (a)	760,100	761,202
0.38%, 1/31/2016 (a)	1,073,900	1,075,457
0.38%, 2/15/2016	1,324,100	1,325,861
0.38%, 3/15/2016 (a)	812,000	812,422
0.38%, 3/31/2016	1,035,400	1,035,659
0.38%, 4/30/2016	966,500	966,113
0.38%, 5/31/2016 (a)	1,073,900	1,072,772
0.50%, 6/15/2016	951,400	952,256
0.50%, 6/30/2016	1,035,600	1,036,221
0.50%, 7/31/2016 (a)	1,035,600	1,035,704
0.50%, 8/31/2016 (a)	1,000,000	998,900
0.50%, 9/30/2016	100,000	99,828
0.50%, 7/31/2017	1,646,300	1,621,342
0.63%, 7/15/2016	689,600	691,172
0.63%, 8/15/2016 (a)	787,100	788,226
0.63%, 10/15/2016 (a)	1,561,500	1,560,844
0.63%, 11/15/2016 (a)	656,100	655,286
0.63%, 12/15/2016 (a)	1,035,400	1,033,277
0.63%, 2/15/2017 (a)	1,294,100	1,288,548
0.63%, 5/31/2017	1,729,100	1,714,022
0.63%, 8/31/2017	1,588,300	1,567,255
0.63%, 9/30/2017	714,100	703,617
0.63%, 11/30/2017	1,605,500	1,576,553
0.63%, 4/30/2018	772,100	751,724
0.75%, 1/15/2017 (a)	1,036,900	1,036,278
0.75%, 3/15/2017 (a)	776,600	775,109
0.75%, 6/30/2017	866,800	861,036
0.75%, 10/31/2017	1,644,300	1,623,516
0.75%, 12/31/2017	693,700	682,663
0.75%, 2/28/2018	787,100	772,161
0.75%, 3/31/2018	812,000	795,313
0.88%, 9/15/2016	878,600	883,371
0.88%, 11/30/2016	951,500	955,068
0.88%, 12/31/2016 (a)	1,759,100	1,763,762
0.88%, 1/31/2017	849,600	851,189
0.88%, 2/28/2017	1,708,700	1,710,477
0.88%, 4/15/2017 (a)	644,400	644,394
0.88%, 4/30/2017	1,729,100	1,727,302
0.88%, 5/15/2017	939,800	938,531
0.88%, 6/15/2017 (a)	1,035,600	1,033,156
0.88%, 7/15/2017 (a)	776,800	774,128
0.88%, 8/15/2017 (a)	750,000	746,392
0.88%, 1/31/2018	670,200	661,320
0.88%, 7/31/2019 (a)	368,400	352,968
1.00%, 8/31/2016	951,500	959,245
1.00%, 9/30/2016 (a)	1,943,900	1,958,557
1.00%, 10/31/2016 (a)	1,685,100	1,697,098
1.00%, 3/31/2017	877,300	879,941
1.00%, 9/15/2017	750,000	748,740
1.00%, 5/31/2018	1,696,900	1,671,650
1.00%, 6/30/2019	421,000	406,463
1.00%, 8/31/2019	553,200	532,438
1.00%, 9/30/2019 (a)	569,100	547,281
1.00%, 11/30/2019 (a)	569,100	545,312
1.13%, 5/31/2019	445,800	433,697
1.13%, 12/31/2019	733,600	706,391
1.13%, 3/31/2020	661,600	633,972
1.13%, 4/30/2020 (a)	733,600	701,666
1.25%, 10/31/2015	930,100	940,917
1.25%, 10/31/2018	743,100	733,774
1.25%, 11/30/2018	1,735,500	1,711,637
1.25%, 1/31/2019 (a)	519,800	511,125
1.25%, 4/30/2019 (a)	347,000	340,105
1.25%, 10/31/2019 (a)	333,000	323,946
1.25%, 2/29/2020	638,900	617,420
1.38%, 11/30/2015	961,100	974,075
1.38%, 6/30/2018	714,100	712,086
1.38%, 7/31/2018	714,100	711,208
1.38%, 9/30/2018	1,939,400	1,927,318
1.38%, 11/30/2018 (a)	355,300	352,298
1.38%, 12/31/2018	446,800	442,287
1.38%, 2/28/2019	1,367,100	1,349,806
1.38%, 1/31/2020	588,600	573,514
1.38%, 5/31/2020	609,000	589,804
1.50%, 6/30/2016 (a)	935,300	951,864
1.50%, 7/31/2016	951,500	968,399
1.50%, 8/31/2018	2,222,100	2,221,122
1.50%, 12/31/2018	1,294,100	1,287,578
1.50%, 1/31/2019	805,600	800,613
1.50%, 2/28/2019	1,294,100	1,284,938
1.50%, 3/31/2019	331,700	329,123
1.50%, 5/31/2019 (a)	805,600	797,230
1.63%, 3/31/2019	776,600	774,394
1.63%, 4/30/2019	805,600	802,571
1.63%, 6/30/2019 (a)	1,035,600	1,030,122
1.63%, 7/31/2019 (a)	1,035,600	1,029,086
1.63%, 8/31/2019 (a)	750,000	744,885
1.63%, 8/15/2022	740,900	703,536
1.63%, 11/15/2022	1,414,300	1,336,754

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.75%, 5/31/2016	$713,200	$728,691
1.75%, 10/31/2018 (a)	400,600	403,496
1.75%, 9/30/2019	1,000,000	998,550
1.75%, 10/31/2020	1,561,500	1,532,159
1.75%, 5/15/2022	1,058,000	1,017,278
1.75%, 5/15/2023	2,489,500	2,359,648
1.88%, 8/31/2017 (a)	844,200	863,937
1.88%, 9/30/2017	704,600	720,355
1.88%, 10/31/2017	707,800	723,336
1.88%, 6/30/2020	497,100	494,296
2.00%, 1/31/2016	835,600	854,760
2.00%, 4/30/2016	635,800	651,740
2.00%, 7/31/2020	569,100	569,333
2.00%, 9/30/2020	619,800	618,046
2.00%, 11/30/2020	1,474,500	1,466,538
2.00%, 2/28/2021	1,035,400	1,026,485
2.00%, 5/31/2021	805,600	796,191
2.00%, 8/31/2021 (a)	600,000	591,786
2.00%, 11/15/2021	1,092,100	1,075,063
2.00%, 2/15/2022	901,100	884,916
2.00%, 2/15/2023 (a)	1,605,500	1,557,881
2.13%, 12/31/2015	901,100	922,177
2.13%, 2/29/2016 (a)	446,800	458,234
2.13%, 8/31/2020	656,100	659,544
2.13%, 1/31/2021	537,000	536,936
2.13%, 6/30/2021	776,800	773,335
2.13%, 8/15/2021 (a)	1,073,000	1,067,710
2.13%, 9/30/2021	1,000,000	993,520
2.25%, 3/31/2016 (a)	633,500	651,384
2.25%, 11/30/2017	539,200	556,724
2.25%, 7/31/2018	289,000	297,300
2.25%, 3/31/2021	1,035,400	1,041,385
2.25%, 4/30/2021	805,600	809,555
2.25%, 7/31/2021	1,035,600	1,039,100
2.38%, 3/31/2016 (a)	408,200	420,511
2.38%, 7/31/2017	719,600	746,441
2.38%, 5/31/2018	421,900	436,401
2.38%, 6/30/2018	421,000	435,268
2.38%, 12/31/2020	1,035,400	1,051,842
2.38%, 8/15/2024 (a)	750,000	741,270
2.50%, 6/30/2017	514,300	535,433
2.50%, 8/15/2023	1,700,100	1,710,012
2.50%, 5/15/2024	1,804,900	1,806,001
2.63%, 2/29/2016 (a)	318,000	328,408
2.63%, 4/30/2016	322,200	333,474
2.63%, 1/31/2018	372,500	388,927
2.63%, 4/30/2018	507,000	529,237
2.63%, 8/15/2020	948,400	980,494
2.63%, 11/15/2020	2,573,300	2,654,024
2.75%, 11/30/2016	826,000	862,468
2.75%, 5/31/2017	574,600	601,704
2.75%, 12/31/2017	534,700	560,344
2.75%, 2/28/2018	461,800	484,036
2.75%, 2/15/2019	761,300	796,815
2.75%, 11/15/2023 (a)	2,001,900	2,051,847
2.75%, 2/15/2024	1,513,200	1,548,806
2.88%, 3/31/2018	457,600	481,624
3.00%, 8/31/2016 (a)	688,300	720,134
3.00%, 9/30/2016	499,400	523,092
3.00%, 2/28/2017	429,600	451,999
3.13%, 10/31/2016	1,549,700	1,628,828
3.13%, 1/31/2017	824,700	869,407
3.13%, 4/30/2017	573,600	606,031
3.13%, 5/15/2019	763,500	811,425
3.13%, 5/15/2021	903,100	957,042
3.25%, 5/31/2016 (a)	294,100	307,773
3.25%, 6/30/2016	604,500	633,576
3.25%, 7/31/2016 (a)	554,200	581,755
3.25%, 12/31/2016	577,800	610,076
3.25%, 3/31/2017 (a)	502,500	532,168
3.38%, 11/15/2019	969,700	1,044,241
3.50%, 2/15/2018	647,500	694,509
3.50%, 5/15/2020	960,200	1,040,809
3.63%, 8/15/2019	740,000	804,439
3.63%, 2/15/2020 (a)	1,107,400	1,207,332
3.63%, 2/15/2021	1,139,600	1,243,098
3.75%, 11/15/2018	771,200	838,657
3.88%, 5/15/2018	378,000	411,445
4.00%, 8/15/2018 (a)	284,600	311,802
4.25%, 11/15/2017	401,500	439,562
4.50%, 11/15/2015	628,300	658,634
4.50%, 2/15/2016	551,000	582,771
4.50%, 5/15/2017	406,000	443,478
4.63%, 11/15/2016	628,300	680,480
4.63%, 2/15/2017 (a)	339,400	369,851
4.75%, 8/15/2017	382,400	422,395
4.88%, 8/15/2016	491,900	531,365
5.13%, 5/15/2016	367,400	395,344

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $172,047,516)		171,739,207

	Shares
SHORT TERM INVESTMENTS — 15.2%
MONEY MARKET FUNDS — 15.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	22,829,879	22,829,879
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	3,356,145	3,356,145

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $26,186,024)		26,186,024

TOTAL INVESTMENTS — 114.6% (f)
(Cost $198,233,540)		197,925,231
OTHER ASSETS & LIABILITIES — (14.6)%		(25,219,128)

NET ASSETS — 100.0%		$172,706,103

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
2.75%, 8/15/2042	$3,523,800	$3,228,929
2.75%, 11/15/2042	4,121,700	3,770,614
2.88%, 5/15/2043	5,881,700	5,509,800
3.00%, 5/15/2042	2,238,100	2,161,288
3.13%, 11/15/2041	2,152,000	2,134,741
3.13%, 2/15/2042	2,632,500	2,606,965
3.13%, 2/15/2043 (a)	4,200,400	4,139,410
3.13%, 8/15/2044	3,760,600	3,699,942
3.38%, 5/15/2044	6,001,800	6,195,778
3.50%, 2/15/2039	1,773,700	1,886,969
3.63%, 8/15/2043	5,130,200	5,545,182
3.63%, 2/15/2044 (a)	6,035,100	6,522,434
3.75%, 8/15/2041 (a)	2,249,800	2,498,088
3.75%, 11/15/2043	5,956,500	6,583,184
3.88%, 8/15/2040	2,309,000	2,613,834
4.25%, 5/15/2039	1,756,300	2,101,097
4.25%, 11/15/2040 (a)	2,599,900	3,122,766
4.38%, 2/15/2038 (a)	956,800	1,161,498
4.38%, 11/15/2039	1,894,600	2,311,734
4.38%, 5/15/2040 (a)	2,611,600	3,193,438
4.38%, 5/15/2041	2,072,000	2,541,743
4.50%, 2/15/2036 (a)	2,189,500	2,703,047
4.50%, 5/15/2038	1,095,400	1,354,429
4.50%, 8/15/2039	1,506,300	1,869,544
4.63%, 2/15/2040	3,187,500	4,037,001
4.75%, 2/15/2037	728,900	931,221
4.75%, 2/15/2041	2,749,000	3,560,807
5.00%, 5/15/2037 (a)	922,200	1,217,092
5.25%, 11/15/2028 (a)	1,102,000	1,418,318
5.25%, 2/15/2029 (a)	860,000	1,107,783
5.38%, 2/15/2031 (a)	1,817,400	2,405,802
5.50%, 8/15/2028 (a)	1,039,500	1,364,863
6.00%, 2/15/2026	1,104,800	1,474,908
6.13%, 11/15/2027	1,270,500	1,746,137
6.13%, 8/15/2029 (a)	747,600	1,047,888
6.25%, 5/15/2030	1,072,800	1,532,709
6.38%, 8/15/2027 (a)	553,900	775,006
6.50%, 11/15/2026	714,300	999,663
6.63%, 2/15/2027 (a)	550,400	779,955
6.75%, 8/15/2026	533,100	757,396
6.88%, 8/15/2025 (a)	578,400	816,747
7.50%, 11/15/2024 (a)	655,600	951,217
7.63%, 2/15/2025 (a)	475,800	699,207

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $105,889,036)		107,080,174

	Shares
SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	15,208,593	15,208,593
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	35,051	35,051

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $15,243,644)		15,243,644

TOTAL INVESTMENTS — 113.1% (f)
(Cost $121,132,680)		122,323,818
OTHER ASSETS & LIABILITIES — (13.1)%		(14,210,360)

NET ASSETS — 100.0%		$108,113,458

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.0%
AEROSPACE & DEFENSE — 0.6%
Exelis, Inc. 4.25%, 10/1/2016	$2,260,000	$2,362,076
General Dynamics Corp. 2.25%, 7/15/2016	1,500,000	1,539,717
L-3 Communications Corp.:
1.50%, 5/28/2017	1,545,000	1,527,939
3.95%, 11/15/2016	4,931,000	5,171,061
Lockheed Martin Corp.:
2.13%, 9/15/2016	2,834,000	2,890,774
7.65%, 5/1/2016 (a)	250,000	276,859
Precision Castparts Corp. 0.70%, 12/20/2015	2,475,000	2,474,194
The Boeing Co. 3.75%, 11/20/2016	600,000	631,686
United Technologies Corp.:
1.80%, 6/1/2017	100,000	101,443
5.38%, 12/15/2017	6,000,000	6,713,279

		23,689,028

AIRLINES — 0.1%
Southwest Airlines Co.:
5.25%, 10/1/2014 (a)	1,620,000	1,620,000
5.75%, 12/15/2016	2,000,000	2,179,715
UAL 2009-1 Pass Through Trust 10.40%, 11/1/2016	971,969	1,074,026

		4,873,741

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
1.40%, 11/2/2017	1,640,000	1,624,883
5.50%, 1/15/2016	5,423,000	5,742,829

		7,367,712

AUTOMOBILES — 0.1%
PACCAR Financial Corp. 1.10%, 6/6/2017	2,000,000	1,991,696

BANKS — 19.5%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	7,450,000	7,445,899
1.65%, 9/29/2017	3,000,000	2,999,314
4.00%, 4/27/2016	3,897,000	4,072,228
American Express Bank FSB 6.00%, 9/13/2017	3,000,000	3,370,723
American Express Centurion Bank:
0.88%, 11/13/2015 (a)	3,100,000	3,102,343
6.00%, 9/13/2017	6,000,000	6,739,600
Associated Banc-Corp. 5.13%, 3/28/2016	1,845,000	1,944,868
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016	8,745,000	8,767,885
1.25%, 1/10/2017	3,900,000	3,898,425
1.25%, 6/13/2017	2,200,000	2,192,559
Bank of Montreal:
0.80%, 11/6/2015	5,050,000	5,055,132
1.30%, 7/15/2016	3,207,000	3,230,458
1.30%, 7/14/2017 (a)	4,000,000	3,984,972
1.40%, 9/11/2017 (a)	1,641,000	1,632,631
2.50%, 1/11/2017	7,700,000	7,928,077
Bank of Nova Scotia:
0.75%, 10/9/2015	5,612,000	5,624,182
1.25%, 4/11/2017	2,400,000	2,395,962
1.30%, 7/21/2017	4,000,000	3,979,406
2.05%, 10/7/2015	5,100,000	5,178,142
Barclays Bank PLC 5.00%, 9/22/2016	9,219,000	9,903,189
BB&T Corp.:
1.60%, 8/15/2017	209,000	208,253
2.15%, 3/22/2017	350,000	356,255
3.20%, 3/15/2016	3,450,000	3,550,200
3.95%, 4/29/2016	5,105,000	5,333,827
5.20%, 12/23/2015	3,450,000	3,622,548
BBVA US Senior SAU 4.66%, 10/9/2015	11,130,000	11,533,625
BNP Paribas SA:
1.25%, 12/12/2016	2,674,000	2,673,598
1.38%, 3/17/2017	3,926,000	3,910,610
2.38%, 9/14/2017	11,850,000	12,045,774
3.60%, 2/23/2016	7,720,000	7,986,639
BPCE SA:
1.61%, 7/25/2017	2,000,000	1,989,846
1.63%, 2/10/2017	5,700,000	5,715,380
1.70%, 4/25/2016	150,000	151,308
Branch Banking & Trust Co.:
1.00%, 4/3/2017	4,300,000	4,253,829
1.05%, 12/1/2016	1,675,000	1,673,323
1.35%, 10/1/2017	6,250,000	6,211,985
1.45%, 10/3/2016	5,413,000	5,450,318
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	3,350,000	3,362,120
1.35%, 7/18/2016 (a)	3,020,000	3,042,179
2.35%, 12/11/2015 (a)	7,372,000	7,514,910
Capital One Financial Corp. 1.00%, 11/6/2015	3,785,000	3,785,951
Comerica Bank 5.75%, 11/21/2016	750,000	817,551
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	5,750,000	5,721,966
1.25%, 9/18/2015	—	—
1.40%, 9/8/2017	4,750,000	4,736,685
1.90%, 9/18/2017	6,950,000	7,014,567
Compass Bank 1.85%, 9/29/2017	3,000,000	2,999,316
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	6,150,000	6,250,514
3.38%, 1/19/2017	11,420,000	11,958,318
Credit Suisse of New York, NY:
1.38%, 5/26/2017	13,960,000	13,908,269
6.00%, 2/15/2018	1,750,000	1,962,492
Deutsche Bank AG London:
1.35%, 5/30/2017	6,750,000	6,699,516
1.40%, 2/13/2017	8,812,000	8,796,060
3.25%, 1/11/2016	11,754,000	12,101,489
6.00%, 9/1/2017	10,150,000	11,341,131
Discover Bank/Greenwood DE 2.00%, 2/21/2018	300,000	298,238

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Fifth Third Bancorp:
1.35%, 6/1/2017	$2,130,000	$2,122,333
3.63%, 1/25/2016	7,604,000	7,880,983
5.45%, 1/15/2017	951,000	1,028,515
Fifth Third Bank:
0.90%, 2/26/2016	1,995,000	1,992,314
1.15%, 11/18/2016	4,230,000	4,231,128
First Horizon National Corp. 5.38%, 12/15/2015	3,600,000	3,764,332
HSBC Bank USA NA 6.00%, 8/9/2017	2,000,000	2,228,713
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	8,565,000	8,625,161
3.13%, 1/15/2016	14,991,000	15,328,360
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	450,000	500,056
6.00%, 10/1/2017	300,000	335,724
KeyBank NA:
1.10%, 11/25/2016	1,635,000	1,633,774
4.95%, 9/15/2015	1,686,000	1,754,336
5.45%, 3/3/2016	2,119,000	2,249,441
Lloyds Bank PLC:
4.20%, 3/28/2017	2,650,000	2,829,867
4.88%, 1/21/2016	5,462,000	5,747,738
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017 (a)	3,677,000	3,672,957
1.40%, 7/25/2017	3,250,000	3,242,134
5.59%, 12/28/2020 (b)	20,000	20,400
MUFG Capital Finance 1, Ltd. 6.35%, 7/29/2049 (b)	11,932,000	12,707,581
MUFG Union Bank NA:
1.50%, 9/26/2016	3,501,000	3,535,459
2.13%, 6/16/2017	2,800,000	2,841,927
3.00%, 6/6/2016	5,200,000	5,374,900
5.95%, 5/11/2016	560,000	602,340
National Australia Bank/New York:
0.90%, 1/20/2016	5,650,000	5,665,590
1.30%, 7/25/2016 (a)	1,750,000	1,758,263
2.75%, 3/9/2017	4,025,000	4,161,904
National City Bank:
5.25%, 12/15/2016	1,110,000	1,204,071
5.80%, 6/7/2017	1,650,000	1,829,065
PNC Bank NA:
0.80%, 1/28/2016	3,200,000	3,202,495
1.13%, 1/27/2017	6,640,000	6,621,360
1.15%, 11/1/2016	2,771,000	2,777,753
1.30%, 10/3/2016	2,376,000	2,389,236
1.50%, 10/18/2017	5,000,000	5,001,768
2.25%, 7/2/2019	2,150,000	2,147,089
PNC Funding Corp.:
2.70%, 9/19/2016	8,126,000	8,375,910
5.25%, 11/15/2015 (a)	3,077,000	3,221,234
5.63%, 2/1/2017	750,000	812,589
Royal Bank of Canada:
0.80%, 10/30/2015	5,600,000	5,615,859
0.85%, 3/8/2016	6,413,000	6,418,776
1.20%, 1/23/2017	6,000,000	6,000,269
1.25%, 6/16/2017	4,950,000	4,927,975
1.45%, 9/9/2016	3,450,000	3,480,612
2.30%, 7/20/2016	4,700,000	4,812,542
2.63%, 12/15/2015	6,550,000	6,702,124
2.88%, 4/19/2016	3,865,000	3,986,663
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	1,950,000	1,948,321
1.30%, 1/10/2017 (a)	3,650,000	3,640,383
1.35%, 7/11/2017	4,650,000	4,622,541
1.45%, 7/19/2016 (a)	2,100,000	2,110,554
1.80%, 7/18/2017	5,000,000	5,012,488
SunTrust Bank/Atlanta GA:
1.35%, 2/15/2017	1,500,000	1,495,539
5.00%, 9/1/2015	2,915,000	3,026,937
SunTrust Banks, Inc.:
3.50%, 1/20/2017	2,910,000	3,027,615
3.60%, 4/15/2016	12,850,000	13,339,838
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (a)	5,000,000	4,953,924
2.88%, 4/4/2017	1,150,000	1,192,305
3.13%, 7/12/2016	5,250,000	5,451,394
The Bank of Nova Scotia:
0.95%, 3/15/2016 (a)	3,600,000	3,608,486
1.10%, 12/13/2016	4,250,000	4,250,284
1.38%, 7/15/2016	3,150,000	3,176,102
1.38%, 12/18/2017	450,000	445,611
2.55%, 1/12/2017	4,565,000	4,702,369
2.90%, 3/29/2016 (a)	5,749,000	5,929,144
The Huntington National Bank:
1.30%, 11/20/2016	2,021,000	2,018,161
1.35%, 8/2/2016	2,302,000	2,300,933
1.38%, 4/24/2017	2,000,000	1,990,339
The Royal Bank of Scotland PLC:
1.88%, 3/31/2017	8,200,000	8,211,390
3.95%, 9/21/2015	—	—
The Toronto-Dominion Bank:
1.13%, 5/2/2017 (a)	5,300,000	5,266,055
1.50%, 9/9/2016	2,200,000	2,223,750
2.38%, 10/19/2016 (a)	9,950,000	10,229,615
2.50%, 7/14/2016	4,416,000	4,545,119
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (b)	5,100,000	5,329,500
US Bancorp:
1.65%, 5/15/2017	5,500,000	5,544,085
3.44%, 2/1/2016	3,600,000	3,707,045
US Bank NA:
1.10%, 1/30/2017	5,900,000	5,882,700
1.38%, 9/11/2017	7,500,000	7,492,902
3.78%, 4/29/2020 (b)	2,250,000	2,289,474
Vesey Street Investment Trust I 4.40%, 9/1/2016	5,775,000	6,103,390
Wachovia Corp.:
5.63%, 10/15/2016	6,822,000	7,421,424
5.75%, 6/15/2017	9,019,000	10,029,351
5.75%, 2/1/2018	300,000	337,329
Wells Fargo & Co.:
1.15%, 6/2/2017	5,900,000	5,852,589
1.25%, 7/20/2016	8,992,000	9,032,553
1.40%, 9/8/2017 (a)	6,800,000	6,775,114
1.50%, 1/16/2018	1,000,000	991,064
2.10%, 5/8/2017	5,356,000	5,450,385
2.63%, 12/15/2016	3,084,000	3,180,249
3.68%, 6/15/2016	13,723,000	14,364,820
5.13%, 9/15/2016	3,811,000	4,100,253
5.63%, 12/11/2017	250,000	279,898

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 11/15/2017	$1,175,000	$1,324,998
Wells Fargo Bank NA:
5.60%, 3/15/2016 (a)	1,800,000	1,919,700
5.75%, 5/16/2016	4,400,000	4,732,517
Westpac Banking Corp.:
0.95%, 1/12/2016	6,469,000	6,490,662
1.05%, 11/25/2016	2,800,000	2,792,478
1.13%, 9/25/2015	5,075,000	5,105,237
1.20%, 5/19/2017	5,121,000	5,096,190
2.00%, 8/14/2017	5,600,000	5,673,914
3.00%, 12/9/2015	4,404,000	4,524,394

		718,331,617

BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC 5.60%, 3/1/2017 (a)	1,002,000	1,096,429
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016 (a)	3,200,000	3,208,745
1.13%, 1/27/2017	3,800,000	3,790,198
1.25%, 1/17/2018	313,000	306,919
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	12,000,000	11,963,068
2.88%, 2/15/2016	2,950,000	3,040,055
Beam Suntory, Inc. 5.38%, 1/15/2016	3,713,000	3,911,254
Bottling Group LLC 5.50%, 4/1/2016	965,000	1,033,293
Brown-Forman Corp. 2.50%, 1/15/2016	1,236,000	1,264,060
Coca-Cola Enterprises, Inc. 2.00%, 8/19/2016	950,000	964,342
Diageo Capital PLC:
0.63%, 4/29/2016	3,435,000	3,423,620
1.50%, 5/11/2017	4,500,000	4,522,107
5.50%, 9/30/2016	2,235,000	2,429,353
5.75%, 10/23/2017	2,290,000	2,572,199
Diageo Finance BV 5.30%, 10/28/2015	4,450,000	4,671,940
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	1,750,000	1,795,039
Molson Coors Brewing Co. 2.00%, 5/1/2017	300,000	303,116
PepsiCo, Inc.:
0.70%, 2/26/2016	2,487,000	2,487,804
0.95%, 2/22/2017	3,035,000	3,020,155
1.25%, 8/13/2017 (a)	5,000,000	4,977,881
2.50%, 5/10/2016	4,250,000	4,369,579
The Coca-Cola Co.:
0.75%, 11/1/2016	2,367,000	2,362,766
1.50%, 11/15/2015 (a)	3,422,000	3,454,973
1.80%, 9/1/2016	5,650,000	5,761,937

		76,730,832

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017	4,850,000	4,817,710
2.13%, 5/15/2017	10,000,000	10,145,096
2.30%, 6/15/2016	5,872,000	5,999,049
2.50%, 11/15/2016 (a)	1,875,000	1,925,643
5.85%, 6/1/2017	2,500,000	2,761,857
Celgene Corp.:
1.90%, 8/15/2017	760,000	765,136
2.45%, 10/15/2015	3,900,000	3,966,977
Gilead Sciences, Inc. 3.05%, 12/1/2016	1,900,000	1,974,656
Life Technologies Corp. 3.50%, 1/15/2016	1,410,000	1,454,338

		33,810,462

BUILDING MATERIALS — 0.3%
CRH America, Inc.:
4.13%, 1/15/2016	2,450,000	2,541,771
6.00%, 9/30/2016	8,665,000	9,449,727

		11,991,498

BUILDING PRODUCTS — 0.0% (c)
Owens Corning, Inc. 6.50%, 12/1/2016	1,000,000	1,098,128

CAPITAL MARKETS — 5.8%
Astoria Financial Corp. 5.00%, 6/19/2017	300,000	320,515
BNY Mellon NA 5.45%, 4/1/2016	2,783,000	2,974,413
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (b)	4,870,000	4,991,750
HSBC USA, Inc. 1.30%, 6/23/2017 (a)	2,000,000	1,996,901
Jefferies Group LLC:
3.88%, 11/9/2015	3,000,000	3,081,584
5.50%, 3/15/2016	2,418,000	2,559,003
Morgan Stanley:
1.75%, 2/25/2016	6,498,000	6,557,695
3.45%, 11/2/2015	9,638,000	9,893,789
3.80%, 4/29/2016	13,800,000	14,372,999
4.75%, 3/22/2017	9,325,000	10,026,050
5.38%, 10/15/2015	10,842,000	11,355,651
5.45%, 1/9/2017	8,600,000	9,334,124
5.55%, 4/27/2017	8,175,000	8,951,200
5.75%, 10/18/2016	7,003,000	7,617,592
6.25%, 8/28/2017	7,100,000	7,957,300
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	2,350,000	2,353,737
0.70%, 3/4/2016	1,750,000	1,745,875
1.97%, 6/20/2017	5,000,000	5,062,502
2.30%, 7/28/2016	633,000	647,995
2.30%, 9/11/2019	3,500,000	3,478,825
2.50%, 1/15/2016	4,320,000	4,420,323
The Bear Stearns Cos. LLC:
5.30%, 10/30/2015	3,700,000	3,879,301
5.55%, 1/22/2017	6,970,000	7,575,079
6.40%, 10/2/2017	1,629,000	1,839,028
7.25%, 2/1/2018	300,000	349,155
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	998,986
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	10,788,000	10,856,906
2.38%, 1/22/2018 (a)	900,000	905,546
3.63%, 2/7/2016	20,542,000	21,244,295
5.35%, 1/15/2016	15,631,000	16,506,250
5.63%, 1/15/2017	12,625,000	13,685,566
5.75%, 10/1/2016	7,650,000	8,306,164
5.95%, 1/18/2018	300,000	334,764

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 9/1/2017	$5,850,000	$6,558,344

		212,739,207

CHEMICALS — 1.2%
Airgas, Inc.:
2.95%, 6/15/2016	2,158,000	2,222,474
3.25%, 10/1/2015	2,756,000	2,816,620
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	3,730,000	3,792,763
2.75%, 4/1/2016	1,890,000	1,945,223
5.25%, 12/15/2016	900,000	980,391
Eastman Chemical Co.:
2.40%, 6/1/2017	6,100,000	6,209,540
3.00%, 12/15/2015 (a)	2,405,000	2,461,400
Ecolab, Inc.:
1.45%, 12/8/2017	900,000	891,997
3.00%, 12/8/2016	6,374,000	6,611,391
Monsanto Co.:
1.15%, 6/30/2017	3,600,000	3,573,129
2.75%, 4/15/2016	3,900,000	4,018,097
PPG Industries, Inc. 1.90%, 1/15/2016	25,000	25,308
Praxair, Inc.:
0.75%, 2/21/2016	2,765,000	2,769,320
5.38%, 11/1/2016	35,000	38,121
Rohm & Haas Co. 6.00%, 9/15/2017	751,000	841,895
The Dow Chemical Co. 2.50%, 2/15/2016	4,890,000	4,997,334

		44,195,003

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015	2,365,000	2,434,924
Pitney Bowes, Inc. 4.75%, 1/15/2016 (a)	2,415,000	2,524,704
The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	559,877
The Western Union Co.:
2.38%, 12/10/2015	2,100,000	2,129,423
5.93%, 10/1/2016 (a)	5,319,000	5,766,522
Waste Management, Inc.:
2.60%, 9/1/2016	2,450,000	2,515,410
6.38%, 3/11/2015	1,820,000	1,865,748

		17,796,608

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
1.10%, 3/3/2017	9,225,000	9,223,257
5.50%, 2/22/2016	19,300,000	20,595,464
Juniper Networks, Inc. 3.10%, 3/15/2016	2,400,000	2,455,885

		32,274,606

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 1.63%, 5/8/2017	100,000	100,298
URS Corp. 3.85%, 4/1/2017	3,000,000	3,101,490

		3,201,788

CONSUMER FINANCE — 1.4%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	2,350,000	2,351,107
0.70%, 2/26/2016	1,120,000	1,120,206
1.00%, 11/25/2016	2,300,000	2,300,153
1.00%, 3/3/2017	3,700,000	3,683,446
1.25%, 8/18/2017	8,300,000	8,251,478
1.35%, 9/6/2016 (a)	2,250,000	2,271,200
1.63%, 6/1/2017	200,000	201,551
2.05%, 8/1/2016	4,375,000	4,471,349
5.50%, 3/15/2016	1,050,000	1,122,114
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,363,217
John Deere Capital Corp.:
0.75%, 1/22/2016	1,550,000	1,553,291
1.05%, 10/11/2016	2,215,000	2,220,026
1.05%, 12/15/2016	100,000	100,007
1.13%, 6/12/2017	6,300,000	6,276,185
1.20%, 10/10/2017	439,000	434,889
1.40%, 3/15/2017	4,400,000	4,415,070
1.55%, 12/15/2017	6,000,000	6,022,749
1.85%, 9/15/2016 (a)	250,000	254,609
2.25%, 6/7/2016	2,130,000	2,183,814

		52,596,461

DIVERSIFIED FINANCIAL SERVICES — 19.5%
Air Lease Corp.:
4.50%, 1/15/2016	3,900,000	4,039,216
5.63%, 4/1/2017	8,208,000	8,876,142
American Express Co.:
5.50%, 9/12/2016	1,173,000	1,271,993
6.15%, 8/28/2017	4,300,000	4,846,165
6.80%, 9/1/2066 (b)	4,150,000	4,430,125
7.00%, 3/19/2018	1,900,000	2,215,903
American Express Credit Corp.:
1.13%, 6/5/2017	6,700,000	6,641,612
1.30%, 7/29/2016	3,900,000	3,922,062
1.55%, 9/22/2017	3,680,000	3,682,358
2.38%, 3/24/2017	3,450,000	3,539,568
2.75%, 9/15/2015	—	—
2.80%, 9/19/2016	9,600,000	9,928,668
5.30%, 12/2/2015	3,429,000	3,606,693
American Honda Finance Corp.:
1.13%, 10/7/2016 (a)	2,862,000	2,871,594
1.20%, 7/14/2017	3,700,000	3,682,056
Ameriprise Financial, Inc.:
5.65%, 11/15/2015	2,473,000	2,602,787
7.52%, 6/1/2066 (b)	2,057,000	2,242,130
Aon Corp. 3.50%, 9/30/2015	2,918,000	2,998,852
Bank of America Corp.:
1.25%, 1/11/2016	5,575,000	5,592,153
1.35%, 11/21/2016	2,181,000	2,179,306
1.50%, 10/9/2015	8,387,000	8,446,066
1.70%, 8/25/2017	2,775,000	2,763,451
2.00%, 1/11/2018	1,200,000	1,193,170
3.63%, 3/17/2016	14,000,000	14,503,313
3.75%, 7/12/2016	12,633,000	13,167,465
3.88%, 3/22/2017 (a)	5,374,000	5,664,422
5.25%, 12/1/2015	3,903,000	4,090,809
5.42%, 3/15/2017	2,355,000	2,548,341
5.63%, 10/14/2016	6,691,000	7,237,232

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.70%, 5/2/2017	$2,340,000	$2,552,289
5.75%, 8/15/2016	5,460,000	5,886,006
5.75%, 12/1/2017	3,000,000	3,332,916
6.00%, 9/1/2017	6,750,000	7,513,611
6.05%, 5/16/2016	9,250,000	9,925,024
6.50%, 8/1/2016	20,114,000	21,949,711
7.80%, 9/15/2016	2,862,000	3,201,857
Bank of America NA:
1.13%, 11/14/2016	6,730,000	6,707,290
1.25%, 2/14/2017	5,000,000	4,975,861
5.30%, 3/15/2017	8,347,000	9,039,765
6.10%, 6/15/2017	170,000	188,509
Boeing Capital Corp. 2.13%, 8/15/2016	615,000	628,706
BP Capital Markets PLC:
3.13%, 10/1/2015	8,300,000	8,507,226
3.20%, 3/11/2016	8,487,000	8,776,831
Capital One Bank USA NA:
1.15%, 11/21/2016	2,504,000	2,502,054
1.20%, 2/13/2017	3,145,000	3,133,464
1.30%, 6/5/2017 (a)	3,400,000	3,379,731
Capital One Financial Corp.:
3.15%, 7/15/2016	3,410,000	3,525,037
6.15%, 9/1/2016	4,500,000	4,908,460
6.75%, 9/15/2017	319,000	364,170
Capital One NA 1.50%, 9/5/2017	5,600,000	5,579,591
Citigroup, Inc.:
1.25%, 1/15/2016	5,442,000	5,462,375
1.30%, 4/1/2016	5,925,000	5,943,749
1.30%, 11/15/2016	3,350,000	3,343,929
1.35%, 3/10/2017	3,950,000	3,930,395
1.55%, 8/14/2017	5,000,000	4,971,011
1.70%, 7/25/2016	7,100,000	7,152,473
3.95%, 6/15/2016	10,747,000	11,238,004
4.45%, 1/10/2017	15,178,000	16,155,112
4.59%, 12/15/2015	478,000	498,213
5.30%, 1/7/2016	4,850,000	5,101,864
5.50%, 2/15/2017	6,303,000	6,831,664
5.85%, 8/2/2016 (a)	6,920,000	7,477,875
6.00%, 8/15/2017	6,800,000	7,588,133
6.13%, 11/21/2017	800,000	900,989
Countrywide Financial Corp. 6.25%, 5/15/2016	10,250,000	11,038,075
Credit Suisse USA, Inc. 5.38%, 3/2/2016 (a)	3,500,000	3,701,604
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	3,265,000	3,264,402
1.68%, 9/8/2017 (a)	5,200,000	5,181,643
1.70%, 5/9/2016	6,450,000	6,504,525
1.72%, 12/6/2017	1,275,000	1,265,837
2.38%, 1/16/2018	2,700,000	2,725,135
2.50%, 1/15/2016 (a)	5,350,000	5,449,929
3.00%, 6/12/2017	10,650,000	10,996,834
3.98%, 6/15/2016	4,550,000	4,760,251
4.21%, 4/15/2016	10,800,000	11,295,905
4.25%, 2/3/2017 (a)	2,400,000	2,544,943
6.63%, 8/15/2017	2,400,000	2,709,135
8.00%, 12/15/2016	9,800,000	11,156,556
General Electric Capital Corp.:
1.00%, 12/11/2015 (a)	4,250,000	4,265,801
1.00%, 1/8/2016	4,900,000	4,919,357
1.25%, 5/15/2017	4,800,000	4,791,616
1.50%, 7/12/2016	3,098,000	3,131,476
1.60%, 11/20/2017	300,000	300,750
2.25%, 11/9/2015	7,795,000	7,928,954
2.30%, 4/27/2017	8,900,000	9,118,043
2.45%, 3/15/2017	2,225,000	2,284,029
2.90%, 1/9/2017 (a)	6,850,000	7,112,088
2.95%, 5/9/2016	8,475,000	8,766,893
3.35%, 10/17/2016 (a)	6,300,000	6,594,036
5.00%, 1/8/2016	9,112,000	9,601,837
5.38%, 10/20/2016 (a)	5,856,000	6,361,881
5.40%, 2/15/2017	7,022,000	7,694,389
5.63%, 9/15/2017	11,200,000	12,500,380
6.38%, 11/15/2067 (b)	2,000,000	2,187,500
HSBC Finance Corp. 5.50%, 1/19/2016	11,686,000	12,345,044
International Lease Finance Corp. 6.75%, 9/1/2016 (d)	7,950,000	8,566,125
JPMorgan Chase & Co.:
0.85%, 2/26/2016 (b)	160,000	160,949
1.10%, 10/15/2015	9,491,000	9,521,693
1.13%, 2/26/2016	2,501,000	2,506,845
1.35%, 2/15/2017	10,750,000	10,710,553
2.00%, 8/15/2017	5,750,000	5,796,845
2.60%, 1/15/2016	10,985,000	11,218,451
3.15%, 7/5/2016	15,470,000	16,005,847
3.45%, 3/1/2016	14,075,000	14,561,472
5.15%, 10/1/2015	7,150,000	7,449,144
6.00%, 1/15/2018	600,000	674,363
6.13%, 6/27/2017	8,819,000	9,819,083
Merrill Lynch & Co., Inc. 6.40%, 8/28/2017	3,844,000	4,322,047
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	2,900,000	2,881,635
1.90%, 11/1/2015	832,000	841,970
Nomura Holdings, Inc.:
2.00%, 9/13/2016	5,705,000	5,757,757
4.13%, 1/19/2016	7,590,000	7,873,729
ORIX Corp.:
3.75%, 3/9/2017	3,000,000	3,138,376
4.71%, 4/27/2015	5,996,000	6,147,231
5.00%, 1/12/2016 (a)	1,755,000	1,838,389
PACCAR Financial Corp.:
0.70%, 11/16/2015	1,450,000	1,451,025
0.75%, 5/16/2016 (a)	1,250,000	1,250,266
0.80%, 2/8/2016	1,000,000	1,000,176
1.15%, 8/16/2016	2,000,000	2,011,627
Raymond James Financial, Inc. 4.25%, 4/15/2016	2,900,000	3,025,980
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	11,585,000	12,126,009
Synchrony Financial 1.88%, 8/15/2017	1,010,000	1,011,833
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	2,755,000	2,757,811
1.13%, 5/16/2017	1,700,000	1,692,871
1.25%, 10/5/2017	300,000	298,169
1.75%, 5/22/2017	600,000	607,176
2.00%, 9/15/2016	3,920,000	4,004,411

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.05%, 1/12/2017	$4,050,000	$4,141,202
2.10%, 1/17/2019	4,000,000	4,006,418
2.80%, 1/11/2016	2,540,000	2,610,788
UBS AG of Stamford, CT:
1.38%, 8/14/2017	5,100,000	5,063,965
5.88%, 7/15/2016	4,850,000	5,230,490
5.88%, 12/20/2017	2,349,000	2,644,846

		719,183,962

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.:
0.80%, 12/1/2015	4,800,000	4,797,947
0.90%, 2/12/2016	1,040,000	1,039,622
1.40%, 12/1/2017	1,950,000	1,934,539
1.60%, 2/15/2017 (a)	1,700,000	1,713,545
1.70%, 6/1/2017	6,867,000	6,915,683
2.40%, 8/15/2016	6,600,000	6,767,603
2.50%, 8/15/2015	3,854,000	3,919,368
2.95%, 5/15/2016	7,925,000	8,177,323
British Telecommunications PLC:
1.25%, 2/14/2017	1,300,000	1,294,326
1.63%, 6/28/2016	2,043,000	2,059,083
5.95%, 1/15/2018	1,500,000	1,690,678
Qwest Corp.:
6.50%, 6/1/2017	1,490,000	1,648,313
7.50%, 10/1/2014	3,100,000	3,100,000
Verizon Communications, Inc.:
0.70%, 11/2/2015	2,770,000	2,768,001
1.35%, 6/9/2017	8,800,000	8,754,268
2.00%, 11/1/2016	7,943,000	8,067,276
2.50%, 9/15/2016	20,312,000	20,834,024
3.00%, 4/1/2016	10,630,000	10,944,651
5.50%, 4/1/2017	269,000	296,577
5.55%, 2/15/2016	5,242,000	5,576,846

		102,299,673

ELECTRIC UTILITIES — 3.1%
Alabama Power Co. 0.55%, 10/15/2015	2,991,000	2,988,317
Ameren Illinois Co. 6.13%, 11/15/2017	450,000	511,353
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	1,224,000	1,340,245
CMS Energy Corp.:
4.25%, 9/30/2015 (a)	2,275,000	2,349,643
6.55%, 7/17/2017	482,000	544,984
Commonwealth Edison Co.:
1.95%, 9/1/2016	745,000	757,733
5.95%, 8/15/2016 (a)	502,000	547,804
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	1,252,000	1,320,775
Consumers Energy Co. 5.15%, 2/15/2017	1,964,000	2,136,770
Dominion Gas Holdings LLC 1.05%, 11/1/2016	3,400,000	3,390,453
Dominion Resources, Inc.:
1.25%, 3/15/2017	7,115,000	7,081,148
1.40%, 9/15/2017	300,000	297,263
1.95%, 8/15/2016	1,300,000	1,321,222
6.00%, 11/30/2017	1,505,000	1,697,627
7.50%, 6/30/2066 (b)	2,435,000	2,611,537
Duke Energy Carolinas LLC 5.30%, 10/1/2015	1,700,000	1,780,651
Duke Energy Corp.:
1.63%, 8/15/2017	4,200,000	4,213,756
2.15%, 11/15/2016	3,577,000	3,653,523
Duke Energy Florida, Inc.:
0.65%, 11/15/2015	1,380,000	1,379,125
5.10%, 12/1/2015	1,000,000	1,049,261
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	759,000	821,259
Duke Energy Progress, Inc. 5.25%, 12/15/2015	1,752,000	1,845,619
Edison International 3.75%, 9/15/2017	175,000	184,893
Entergy Corp.:
3.63%, 9/15/2015	1,500,000	1,538,266
4.70%, 1/15/2017	3,235,000	3,436,366
Exelon Generation Co. LLC 6.20%, 10/1/2017 (a)	200,000	223,672
Florida Power & Light Co. 5.55%, 11/1/2017 (a)	907,000	1,018,497
Georgia Power Co.:
0.63%, 11/15/2015	1,625,000	1,621,163
3.00%, 4/15/2016	5,000,000	5,159,575
Jersey Central Power & Light Co.:
5.63%, 5/1/2016	2,126,000	2,267,641
5.65%, 6/1/2017	580,000	636,948
Kentucky Utilities Co. 1.63%, 11/1/2015	1,750,000	1,765,790
LG&E and KU Energy LLC 2.13%, 11/15/2015	3,387,000	3,429,904
Louisville Gas & Electric Co. 1.63%, 11/15/2015	1,870,000	1,887,474
Mississippi Power Co. 2.35%, 10/15/2016	100,000	102,540
NextEra Energy Capital Holdings, Inc.:
2.60%, 9/1/2015	4,669,000	4,750,475
6.35%, 10/1/2066 (b)(e)	2,750,000	2,750,000
7.88%, 12/15/2015	655,000	708,508
Ohio Power Co. 6.00%, 6/1/2016	349,000	378,149
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	2,281,000	2,318,418
Peco Energy Co. 1.20%, 10/15/2016 (a)	2,255,000	2,262,406
Pennsylvania Electric Co. 6.05%, 9/1/2017	480,000	535,412
Pepco Holdings, Inc. 2.70%, 10/1/2015	1,508,000	1,532,888
Progress Energy, Inc. 5.63%, 1/15/2016	1,035,000	1,097,833
PSEG Power LLC:
2.75%, 9/15/2016	2,712,000	2,800,106
5.50%, 12/1/2015	1,985,000	2,089,830
Puget Sound Energy, Inc. 6.75%, 1/15/2016	95,000	102,249
San Diego Gas & Electric Co. 5.30%, 11/15/2015	1,010,000	1,060,821
Sierra Pacific Power Co. 6.00%, 5/15/2016	3,377,000	3,646,457

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Southern California Edison Co.:
1.13%, 5/1/2017	$2,000,000	$1,993,263
5.00%, 1/15/2016	2,200,000	2,320,070
TECO Finance, Inc. 4.00%, 3/15/2016	1,750,000	1,824,714
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	145,000	170,807
The Dayton Power & Light Co. 1.88%, 9/15/2016	1,700,000	1,719,247
The Southern Co.:
1.30%, 8/15/2017	3,900,000	3,882,733
1.95%, 9/1/2016	2,400,000	2,444,238
Virginia Electric and Power Co. 5.40%, 1/15/2016	710,000	752,860
Wisconsin Electric Power Co. 6.25%, 12/1/2015	2,300,000	2,440,038
Xcel Energy, Inc.:
0.75%, 5/9/2016	3,577,000	3,570,919
5.61%, 4/1/2017	35,000	38,494

		114,103,732

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 6.50%, 11/1/2017	900,000	1,020,272
Jabil Circuit, Inc. 7.75%, 7/15/2016	3,556,000	3,982,720

		5,002,992

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. 1.55%, 9/15/2017	1,550,000	1,550,091
Arrow Electronics, Inc. 3.38%, 11/1/2015	2,500,000	2,558,696
Avnet, Inc.:
6.00%, 9/1/2015	1,999,000	2,090,205
6.63%, 9/15/2016	90,000	98,898
Emerson Electric Co. 4.75%, 10/15/2015	352,000	367,343
FLIR Systems, Inc. 3.75%, 9/1/2016	2,335,000	2,427,711
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,127,970

		12,220,914

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 1.40%, 6/15/2017	1,800,000	1,791,543
Halliburton Co. 1.00%, 8/1/2016 (a)	2,200,000	2,205,715
Nabors Industries, Inc. 2.35%, 9/15/2016	2,950,000	2,990,322

		6,987,580

FOOD & STAPLES RETAILING — 0.9%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	330,292
CVS Health Corp.:
1.20%, 12/5/2016	2,111,000	2,113,856
5.75%, 6/1/2017 (a)	6,931,000	7,717,736
6.13%, 8/15/2016	49,000	53,620
Sysco Corp. 1.45%, 10/2/2017	2,640,000	2,646,354
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016 (a)	3,650,000	3,645,195
1.00%, 4/21/2017 (a)	1,700,000	1,697,525
1.13%, 4/11/2018	5,000,000	4,905,252
2.80%, 4/15/2016	3,800,000	3,922,712
5.38%, 4/5/2017	1,225,000	1,351,207
5.80%, 2/15/2018	150,000	170,384
Walgreen Co. 1.80%, 9/15/2017	3,500,000	3,505,225

		32,059,358

FOOD PRODUCTS — 2.1%
Bunge Ltd. Finance Corp.:
3.20%, 6/15/2017 (a)	3,856,000	3,988,774
4.10%, 3/15/2016	3,345,000	3,481,238
5.10%, 7/15/2015	2,286,000	2,363,285
ConAgra Foods, Inc.:
1.30%, 1/25/2016	5,792,000	5,813,381
5.82%, 6/15/2017	4,000,000	4,420,548
Delhaize Group SA 6.50%, 6/15/2017	240,000	267,571
General Mills, Inc.:
0.88%, 1/29/2016	2,370,000	2,373,378
5.70%, 2/15/2017	4,425,000	4,869,778
Ingredion, Inc. 1.80%, 9/25/2017	120,000	119,454
Kellogg Co.:
1.75%, 5/17/2017	2,092,000	2,103,913
1.88%, 11/17/2016 (a)	375,000	380,405
4.45%, 5/30/2016	4,080,000	4,311,874
Kraft Foods Group, Inc. 2.25%, 6/5/2017	7,112,000	7,234,910
Mondelez International, Inc.:
4.13%, 2/9/2016	10,020,000	10,435,355
6.50%, 8/11/2017	1,750,000	1,979,480
The Hershey Co. 1.50%, 11/1/2016	50,000	50,373
The Hillshire Brands Co. 2.75%, 9/15/2015	3,100,000	3,153,341
The Kroger Co.:
1.20%, 10/17/2016	4,140,000	4,134,434
2.20%, 1/15/2017	1,050,000	1,069,853
3.90%, 10/1/2015	3,123,000	3,219,656
6.40%, 8/15/2017	300,000	338,833
Tyson Foods, Inc. 6.60%, 4/1/2016	6,313,000	6,819,584
Unilever Capital Corp.:
0.85%, 8/2/2017	5,000,000	4,933,699
2.75%, 2/10/2016	900,000	924,192

		78,787,309

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	4,540,000	4,955,323

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc.:
0.95%, 6/1/2016	3,125,000	3,128,772
1.85%, 1/15/2017	1,925,000	1,952,373
5.90%, 9/1/2016	400,000	435,858

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Becton Dickinson and Co. 1.75%, 11/8/2016 (a)	$1,650,000	$1,674,756
Boston Scientific Corp.:
5.13%, 1/12/2017	1,440,000	1,547,886
6.25%, 11/15/2015	3,550,000	3,753,843
6.40%, 6/15/2016	5,002,000	5,423,096
C.R. Bard, Inc. 2.88%, 1/15/2016	5,075,000	5,213,917
CareFusion Corp. 1.45%, 5/15/2017	1,750,000	1,731,806
DENTSPLY International, Inc. 2.75%, 8/15/2016	3,000,000	3,073,615
Medtronic, Inc.:
0.88%, 2/27/2017	1,900,000	1,884,600
2.63%, 3/15/2016 (a)	1,900,000	1,949,049
St Jude Medical, Inc. 2.50%, 1/15/2016	3,266,000	3,337,596
Stryker Corp. 2.00%, 9/30/2016	146,000	149,064

		35,256,231

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc.:
1.50%, 11/15/2017	1,300,000	1,287,896
1.75%, 5/15/2017 (a)	4,125,000	4,161,104
AmerisourceBergen Corp. 1.15%, 5/15/2017	1,995,000	1,977,722
Cardinal Health, Inc.:
1.90%, 6/15/2017	1,373,000	1,381,022
4.00%, 6/15/2015	3,873,000	3,968,915
5.80%, 10/15/2016 (a)	1,800,000	1,962,190
CIGNA Corp.:
2.75%, 11/15/2016	4,136,000	4,262,265
5.38%, 3/15/2017 (a)	101,000	110,124
Coventry Health Care, Inc. 5.95%, 3/15/2017	3,219,000	3,563,232
Humana, Inc. 6.45%, 6/1/2016 (a)	2,272,000	2,472,404
Laboratory Corp. of America Holdings:
3.13%, 5/15/2016 (a)	2,250,000	2,313,968
5.63%, 12/15/2015	1,200,000	1,262,795
Quest Diagnostics, Inc.:
3.20%, 4/1/2016 (a)	1,950,000	2,004,368
5.45%, 11/1/2015	4,100,000	4,289,826
UnitedHealth Group, Inc.:
0.85%, 10/15/2015	2,165,000	2,170,893
1.88%, 11/15/2016 (a)	150,000	152,727
5.38%, 3/15/2016 (a)	5,200,000	5,546,958
6.00%, 2/15/2018 (a)	5,235,000	5,925,332
WellPoint, Inc.:
1.88%, 1/15/2018	750,000	747,485
2.38%, 2/15/2017 (a)	3,352,000	3,431,302

		52,992,528

HOTELS, RESTAURANTS & LEISURE — 0.6%
Carnival Corp. 1.20%, 2/5/2016	4,150,000	4,163,441
Hyatt Hotels Corp. 3.88%, 8/15/2016	1,555,000	1,630,186
Marriott International, Inc.:
5.81%, 11/10/2015	562,000	593,990
6.20%, 6/15/2016	2,044,000	2,212,832
McDonald’s Corp. 5.35%, 3/1/2018	750,000	837,821
Starbucks Corp.:
0.88%, 12/5/2016	1,202,000	1,190,633
6.25%, 8/15/2017	550,000	619,718
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	1,419,000	1,520,728
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	557,000	562,692
2.95%, 3/1/2017	3,080,000	3,167,149
6.00%, 12/1/2016	2,550,000	2,803,060
Yum! Brands, Inc.:
4.25%, 9/15/2015	1,338,000	1,383,066
6.25%, 4/15/2016	1,431,000	1,540,012

		22,225,328

HOUSEHOLD DURABLES — 0.2%
Mohawk Industries, Inc. 6.13%, 1/15/2016	4,646,000	4,947,801
Whirlpool Corp. 1.35%, 3/1/2017	1,500,000	1,485,932

		6,433,733

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp. 6.13%, 8/1/2017	125,000	141,207
The Clorox Co. 3.55%, 11/1/2015	2,554,000	2,627,160
The Procter & Gamble Co.:
1.45%, 8/15/2016	1,380,000	1,396,716
1.80%, 11/15/2015	5,400,000	5,470,116

		9,635,199

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 1.90%, 6/3/2017	3,225,000	3,221,803

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co. 1.38%, 9/29/2016	4,029,000	4,077,412
Cooper US, Inc. 2.38%, 1/15/2016 (a)	2,338,000	2,383,995
Eaton Corp. 0.95%, 11/2/2015	3,660,000	3,666,445
GE Capital Trust I 6.38%, 11/15/2067 (b)	1,050,000	1,141,875
General Electric Co. 0.85%, 10/9/2015	9,125,000	9,154,098
Pentair Finance SA:
1.35%, 12/1/2015	3,620,000	3,634,363
1.88%, 9/15/2017	1,067,000	1,067,520
Tyco International Finance SA 3.38%, 10/15/2015	2,363,000	2,426,151

		27,551,859

INSURANCE — 2.6%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	2,720,000	2,774,498
5.70%, 2/15/2017	300,000	331,045
Aegon NV 4.63%, 12/1/2015	2,080,000	2,166,301

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Aflac, Inc. 2.65%, 2/15/2017	$800,000	$823,855
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	110,000	121,176
American International Group, Inc.:
5.05%, 10/1/2015	4,945,000	5,154,580
5.45%, 5/18/2017	5,055,000	5,560,069
AON Corp. 3.13%, 5/27/2016	1,557,000	1,605,016
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	3,500,000	3,507,342
1.60%, 5/15/2017	6,000,000	6,060,526
2.45%, 12/15/2015	2,400,000	2,452,168
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016 (a)	2,250,000	2,253,443
1.90%, 1/31/2017	5,300,000	5,395,070
2.20%, 8/15/2016	2,800,000	2,873,388
Chubb Corp. 6.38%, 3/29/2067 (a)(b)	4,427,000	4,847,565
CNA Financial Corp.:
5.85%, 12/15/2014	2,460,000	2,488,204
6.50%, 8/15/2016 (a)	500,000	548,546
Genworth Financial, Inc. 8.63%, 12/15/2016	2,437,000	2,798,590
Lincoln National Corp. 7.00%, 5/17/2066 (b)	3,500,000	3,570,000
Loews Corp. 5.25%, 3/15/2016	2,245,000	2,384,653
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	1,000	1,047
MetLife, Inc.:
1.76%, 12/15/2017	300,000	300,018
1.90%, 12/15/2017	2,500,000	2,511,398
6.75%, 6/1/2016	5,661,000	6,198,896
Prudential Financial, Inc.:
3.00%, 5/12/2016	2,062,000	2,126,610
4.75%, 9/17/2015	8,055,000	8,364,006
5.50%, 3/15/2016	20,000	21,271
6.10%, 6/15/2017	350,000	390,465
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	6,000	6,510
6.75%, 12/15/2065 (a)	2,000,000	2,050,000
The Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	1,889,000	1,922,437
5.38%, 3/15/2017	422,000	460,657
5.50%, 10/15/2016	500,000	542,045
The Travelers Cos., Inc.:
5.50%, 12/1/2015	1,251,000	1,319,326
6.25%, 6/20/2016	1,117,000	1,216,567
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	2,492,000	2,627,354
Unum Group 7.13%, 9/30/2016	2,273,000	2,536,229
Willis Group Holdings PLC 4.13%, 3/15/2016	1,445,000	1,498,621
Willis North America, Inc. 6.20%, 3/28/2017	31,000	33,787
XL Group PLC 6.50%, 10/29/2049 (b)	5,025,000	4,836,563

		96,679,842

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 0.65%, 11/27/2015	3,250,000	3,246,385
eBay, Inc.:
1.35%, 7/15/2017 (a)	1,000,000	997,329
1.63%, 10/15/2015	1,783,000	1,804,004
2.20%, 8/1/2019 (a)	3,750,000	3,697,258
Google, Inc. 2.13%, 5/19/2016	3,950,000	4,044,054

		13,789,030

IT SERVICES — 0.4%
Fiserv, Inc.:
3.13%, 6/15/2016	2,340,000	2,417,133
6.80%, 11/20/2017	324,000	369,784
Xerox Corp.:
2.95%, 3/15/2017	1,645,000	1,702,778
6.40%, 3/15/2016	6,411,000	6,907,374
6.75%, 2/1/2017	650,000	726,225
7.20%, 4/1/2016	880,000	957,751

		13,081,045

LEISURE PRODUCTS — 0.1%
Mattel, Inc. 2.50%, 11/1/2016	1,700,000	1,729,926

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	3,750,000	3,733,030
2.25%, 8/15/2016	1,216,000	1,238,953
3.20%, 3/1/2016	7,700,000	7,942,434
5.00%, 6/1/2015	1,600,000	1,644,945

		14,559,362

MACHINERY — 0.5%
Caterpillar, Inc.:
1.50%, 6/26/2017	3,500,000	3,513,297
5.70%, 8/15/2016	473,000	515,082
Danaher Corp. 2.30%, 6/23/2016 (a)	4,000,000	4,096,689
Dover Corp. 4.88%, 10/15/2015	1,495,000	1,561,299
Eaton Corp. 1.50%, 11/2/2017	1,480,000	1,470,784
Illinois Tool Works, Inc. 0.90%, 2/25/2017 (a)	2,550,000	2,531,482
Xylem, Inc. 3.55%, 9/20/2016	3,600,000	3,761,524

		17,450,157

MEDIA — 3.5%
21st Century Fox America, Inc. 8.00%, 10/17/2016	900,000	1,021,518
CBS Corp. 1.95%, 7/1/2017	1,000,000	1,011,047
Comcast Cable Communications LLC 8.88%, 5/1/2017	2,015,000	2,395,924
Comcast Corp.:
4.95%, 6/15/2016	4,700,000	5,020,834
5.85%, 11/15/2015	5,006,000	5,293,244
5.90%, 3/15/2016 (a)	6,657,000	7,148,637
6.30%, 11/15/2017	3,870,000	4,416,896
6.50%, 1/15/2017	6,700,000	7,497,931

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Cox Communications, Inc. 5.50%, 10/1/2015	$4,796,000	$5,015,789
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	450,000	447,278
2.40%, 3/15/2017	6,875,000	7,027,310
3.13%, 2/15/2016	6,000,000	6,176,890
3.50%, 3/1/2016	7,100,000	7,352,420
NBCUniversal Media LLC 2.88%, 4/1/2016	4,600,000	4,743,662
Omnicom Group, Inc. 5.90%, 4/15/2016	3,643,000	3,906,368
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	3,150,000	3,248,556
The Walt Disney Co.:
0.45%, 12/1/2015	1,633,000	1,629,838
0.88%, 5/30/2017	4,314,000	4,271,973
1.10%, 12/1/2017	5,000,000	4,941,740
1.13%, 2/15/2017	200,000	200,080
1.35%, 8/16/2016 (a)	3,000,000	3,030,821
Thomson Reuters Corp.:
0.88%, 5/23/2016	2,103,000	2,097,463
1.30%, 2/23/2017	3,537,000	3,528,036
1.65%, 9/29/2017	4,000,000	3,999,083
Time Warner Cable, Inc. 5.85%, 5/1/2017	8,855,000	9,818,322
Time Warner Cos., Inc. 7.25%, 10/15/2017	1,300,000	1,508,686
Time Warner, Inc. 5.88%, 11/15/2016	6,658,000	7,298,347
Viacom, Inc.:
2.50%, 12/15/2016	5,600,000	5,747,223
3.50%, 4/1/2017	360,000	377,531
6.25%, 4/30/2016	7,512,000	8,124,277

		128,297,724

METALS & MINING — 1.7%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	7,976,000	8,063,813
1.88%, 11/21/2016	1,500,000	1,526,523
5.25%, 12/15/2015	3,149,000	3,320,406
5.40%, 3/29/2017	15,000	16,502
7.25%, 3/1/2016	2,654,000	2,897,144
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	2,370,000	2,404,275
2.38%, 3/15/2018	1,100,000	1,100,885
Glencore Canada Corp. 6.00%, 10/15/2015	3,250,000	3,411,021
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	7,506,000	7,554,019
1.63%, 8/21/2017	4,000,000	4,015,016
2.00%, 3/22/2017	450,000	457,525
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	3,457,000	3,491,958
2.25%, 9/20/2016	2,194,000	2,242,296
2.50%, 5/20/2016	4,764,000	4,882,256
Teck Resources, Ltd.:
3.15%, 1/15/2017 (a)	3,150,000	3,240,743
3.85%, 8/15/2017	1,200,000	1,256,235
5.38%, 10/1/2015	2,375,000	2,479,672
Vale Canada, Ltd. 5.70%, 10/15/2015 (a)	1,658,000	1,737,678
Vale Overseas, Ltd.:
6.25%, 1/11/2016	4,250,000	4,512,388
6.25%, 1/23/2017	4,968,000	5,465,161

		64,075,516

MULTI-UTILITIES — 0.4%
Dominion Resources, Inc. 5.60%, 11/15/2016	145,000	158,145
DTE Energy Co. 6.35%, 6/1/2016 (a)	137,000	149,210
Integrys Energy Group, Inc. 6.11%, 12/1/2066 (b)	2,450,000	2,486,750
MidAmerican Energy Co. 5.95%, 7/15/2017	1,365,000	1,531,948
Sempra Energy:
2.30%, 4/1/2017	825,000	841,383
6.50%, 6/1/2016	8,706,000	9,489,733

		14,657,169

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 5.90%, 12/1/2016	129,000	141,440
Target Corp.:
5.38%, 5/1/2017 (a)	2,856,000	3,150,083
5.88%, 7/15/2016	2,945,000	3,208,415
6.00%, 1/15/2018	2,250,000	2,555,769

		9,055,707

OIL, GAS & CONSUMABLE FUELS — 7.3%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	9,945,000	10,849,835
6.38%, 9/15/2017	11,070,000	12,518,569
Apache Corp. 5.63%, 1/15/2017	1,100,000	1,205,932
Boardwalk Pipelines LP:
5.50%, 2/1/2017	1,400,000	1,503,551
5.88%, 11/15/2016	1,350,000	1,463,812
BP Capital Markets PLC:
0.70%, 11/6/2015	2,625,000	2,624,804
1.38%, 11/6/2017 (a)	3,493,000	3,462,232
1.85%, 5/5/2017 (a)	9,450,000	9,557,493
2.24%, 5/10/2019	2,600,000	2,581,535
Cameron International Corp. 1.15%, 12/15/2016 (a)	1,930,000	1,925,106
Canadian Natural Resources, Ltd.:
5.70%, 5/15/2017	2,450,000	2,703,710
6.00%, 8/15/2016	2,100,000	2,284,933
CenterPoint Energy Resources Corp. 6.15%, 5/1/2016	703,000	760,227
CenterPoint Energy, Inc. 5.95%, 2/1/2017 (a)	200,000	220,144
Chevron Corp. 0.89%, 6/24/2016	2,750,000	2,757,181
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	6,712,000	7,138,463
ConocoPhillips 1.05%, 12/15/2017	2,400,000	2,365,729
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	1,950,000	2,133,360
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	576,839

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Devon Energy Corp.:
1.20%, 12/15/2016	$5,569,000	$5,557,296
1.88%, 5/15/2017	2,626,000	2,648,613
2.40%, 7/15/2016	4,960,000	5,079,950
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	2,096,000	2,160,272
Enbridge Energy Partners LP 5.88%, 12/15/2016	590,000	645,687
Enbridge, Inc. 5.60%, 4/1/2017	73,000	80,170
Energy Transfer Partners LP 5.95%, 2/1/2015	3,900,000	3,964,206
Ensco PLC 3.25%, 3/15/2016	6,154,000	6,350,238
Enterprise Products Operating LLC:
3.20%, 2/1/2016	5,862,000	6,051,608
6.30%, 9/15/2017	1,800,000	2,039,464
7.03%, 1/15/2068 (b)	1,200,000	1,338,000
8.38%, 8/1/2066 (b)	2,089,000	2,308,345
EOG Resources, Inc. 2.50%, 2/1/2016	1,300,000	1,328,602
Exxon Mobil Corp. 0.92%, 3/15/2017 (a)	6,386,000	6,343,339
Hess Corp. 1.30%, 6/15/2017	2,950,000	2,939,233
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2016	3,850,000	3,973,066
5.95%, 2/15/2018	100,000	111,739
6.00%, 2/1/2017	900,000	987,318
Magellan Midstream Partners LP 5.65%, 10/15/2016	869,000	943,953
Marathon Oil Corp.:
0.90%, 11/1/2015	5,961,000	5,955,433
6.00%, 10/1/2017	895,000	1,004,920
Marathon Petroleum Corp. 3.50%, 3/1/2016	5,052,000	5,219,277
Noble Holding International, Ltd.:
2.50%, 3/15/2017	485,000	491,039
3.05%, 3/1/2016	2,748,000	2,824,803
3.45%, 8/1/2015	3,622,000	3,696,026
Occidental Petroleum Corp.:
1.75%, 2/15/2017 (a)	4,771,000	4,826,804
2.50%, 2/1/2016	3,355,000	3,431,072
4.13%, 6/1/2016	3,000,000	3,153,681
ONEOK Partners LP:
2.00%, 10/1/2017	5,160,000	5,193,938
3.25%, 2/1/2016	5,687,000	5,842,180
6.15%, 10/1/2016	728,000	796,470
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	450,000	510,021
Phillips 66 2.95%, 5/1/2017	6,005,000	6,234,424
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	3,860,000	4,164,967
6.65%, 3/15/2017	3,147,000	3,511,354
Plains All American Pipeline LP/PAA Finance Corp.:
3.95%, 9/15/2015 (a)	2,738,000	2,819,748
6.13%, 1/15/2017	3,438,000	3,803,582
Shell International Finance BV:
0.63%, 12/4/2015	3,875,000	3,869,938
1.13%, 8/21/2017	4,300,000	4,274,135
5.20%, 3/22/2017	3,147,000	3,454,852
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	62,000	68,335
Spectra Energy Partners LP 2.95%, 6/15/2016	2,531,000	2,610,762
Sunoco, Inc. 9.63%, 4/15/2015	1,649,000	1,720,397
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	2,108,541
Total Capital International SA:
0.75%, 1/25/2016	1,850,000	1,852,255
1.00%, 8/12/2016	2,200,000	2,205,404
1.00%, 1/10/2017 (a)	6,100,000	6,081,147
1.50%, 2/17/2017	1,350,000	1,360,480
1.55%, 6/28/2017 (a)	8,200,000	8,251,044
Total Capital SA:
2.30%, 3/15/2016	5,714,000	5,847,270
3.13%, 10/2/2015	5,759,000	5,899,085
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	3,525,000	3,523,336
6.35%, 5/15/2067 (b)	5,000,000	5,100,000
Transocean, Inc.:
2.50%, 10/15/2017	2,607,000	2,595,047
4.95%, 11/15/2015 (a)	5,850,000	6,094,620
5.05%, 12/15/2016	6,200,000	6,593,823
Valero Energy Corp. 6.13%, 6/15/2017	2,320,000	2,586,488
Weatherford International LLC 6.35%, 6/15/2017	1,573,000	1,760,774
Weatherford International, Ltd./Bermuda 5.50%, 2/15/2016	335,000	354,888
Williams Partners LP 3.80%, 2/15/2015	3,950,000	3,993,786
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	1,300,000	1,463,438

		270,634,138

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp. 10.75%, 6/1/2017	5,400,000	6,534,000
International Paper Co. 5.25%, 4/1/2016 (a)	2,534,000	2,685,848

		9,219,848

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 2.38%, 3/15/2016	2,975,000	2,995,745
The Estee Lauder Cos., Inc. 5.55%, 5/15/2017	247,000	272,571
The Procter & Gamble Co.:
0.75%, 11/4/2016	700,000	696,865
4.85%, 12/15/2015	2,614,000	2,747,657

		6,712,838

PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
1.20%, 11/6/2015	17,265,000	17,338,987

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.75%, 11/6/2017	$850,000	$847,248
Actavis Funding SCS 1.30%, 6/15/2017 (d)	2,900,000	2,852,205
Allergan, Inc. 5.75%, 4/1/2016	1,434,000	1,530,114
AstraZeneca PLC 5.90%, 9/15/2017	10,000,000	11,258,688
Eli Lilly & Co. 5.20%, 3/15/2017	25,000	27,395
Express Scripts Holding Co.:
1.25%, 6/2/2017	3,865,000	3,828,982
2.65%, 2/15/2017	8,255,000	8,483,571
3.13%, 5/15/2016	7,297,000	7,539,050
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	9,600,000	9,656,848
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	7,934,000	7,935,525
Johnson & Johnson:
2.15%, 5/15/2016	3,000,000	3,083,480
5.55%, 8/15/2017 (a)	5,226,000	5,875,675
McKesson Corp.:
0.95%, 12/4/2015	3,440,000	3,442,529
1.29%, 3/10/2017	3,025,000	3,014,445
3.25%, 3/1/2016	2,082,000	2,144,240
Merck & Co., Inc.:
0.70%, 5/18/2016	3,000,000	2,998,698
1.10%, 1/31/2018 (a)	2,300,000	2,256,921
2.25%, 1/15/2016	4,838,000	4,938,006
Mylan, Inc.:
1.35%, 11/29/2016	2,107,000	2,100,883
1.80%, 6/24/2016	5,887,000	5,938,504
Perrigo Co. PLC 1.30%, 11/8/2016 (d)	5,330,000	5,318,232
Pfizer, Inc.:
1.10%, 5/15/2017 (a)	4,400,000	4,386,644
1.50%, 6/15/2018	4,000,000	3,959,913
Sanofi 2.63%, 3/29/2016	6,175,000	6,351,712
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	2,875,000	2,946,187
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	1,400,000	1,388,557
Wyeth LLC:
5.45%, 4/1/2017	2,005,000	2,210,180
5.50%, 2/15/2016	3,500,000	3,738,659
Zoetis, Inc.:
1.15%, 2/1/2016	4,300,000	4,309,262
1.88%, 2/1/2018	150,000	148,533

		141,849,873

PROFESSIONAL SERVICES — 0.0% (c)
The Dun & Bradstreet Corp.:
2.88%, 11/15/2015 (a)	1,230,000	1,249,612
3.25%, 12/1/2017	300,000	309,041

		1,558,653

REAL ESTATE INVESTMENT TRUSTS — 1.7%
ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 2/6/2017 (d)	8,000,000	7,989,362
BioMed Realty LP 3.85%, 4/15/2016 (a)	3,296,000	3,417,455
Boston Properties LP 5.63%, 4/15/2015	2,734,000	2,806,251
DDR Corp. 7.50%, 4/1/2017	2,882,000	3,273,636
Duke Realty LP:
5.95%, 2/15/2017	15,000	16,454
7.38%, 2/15/2015	1,800,000	1,844,147
ERP Operating LP:
5.13%, 3/15/2016	550,000	583,222
5.38%, 8/1/2016	2,120,000	2,283,738
HCP, Inc.:
3.75%, 2/1/2016	4,093,000	4,242,404
5.63%, 5/1/2017	979,000	1,076,802
6.00%, 1/30/2017	1,871,000	2,064,992
6.30%, 9/15/2016	4,751,000	5,214,325
Health Care REIT, Inc.:
3.63%, 3/15/2016	600,000	622,375
5.88%, 5/15/2015	2,000,000	2,065,004
6.20%, 6/1/2016	2,065,000	2,237,096
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,329,908
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,041,123
Kimco Realty Corp.:
5.70%, 5/1/2017	2,400,000	2,643,011
5.78%, 3/15/2016	4,000,000	4,272,379
Liberty Property LP 5.13%, 3/2/2015	1,195,000	1,216,282
Realty Income Corp. 5.95%, 9/15/2016	500,000	542,851
Regency Centers LP 5.88%, 6/15/2017	200,000	221,938
Simon Property Group LP:
2.20%, 2/1/2019	100,000	99,998
2.80%, 1/30/2017	350,000	360,904
4.20%, 2/1/2015	221,000	221,648
Tanger Properties LP 6.15%, 11/15/2015	3,108,000	3,286,613
Ventas Realty LP 1.25%, 4/17/2017	114,000	112,987
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	2,991,000	3,009,324
3.13%, 11/30/2015	1,025,000	1,050,292
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,270,842

		64,417,363

ROAD & RAIL — 0.5%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	1,061,000	1,174,206
5.75%, 3/15/2018 (a)	1,000,000	1,128,866
Canadian National Railway Co. 5.80%, 6/1/2016 (a)	235,000	254,261
CSX Corp.:
5.60%, 5/1/2017	136,000	150,303
6.25%, 3/15/2018	500,000	572,217
Norfolk Southern Corp.:
5.75%, 1/15/2016	1,925,000	2,042,113
7.70%, 5/15/2017	150,000	173,663
Ryder System, Inc.:
2.45%, 11/15/2018 (a)	1,000,000	1,007,274

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.50%, 3/1/2017	$1,900,000	$1,946,840
2.55%, 6/1/2019	2,500,000	2,499,906
3.50%, 6/1/2017	2,420,000	2,537,725
3.60%, 3/1/2016	2,492,000	2,585,169
5.85%, 11/1/2016	735,000	802,922
7.20%, 9/1/2015	1,215,000	1,287,180

		18,162,645

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Altera Corp. 1.75%, 5/15/2017	2,115,000	2,123,218
Analog Devices, Inc. 3.00%, 4/15/2016 (a)	2,147,000	2,207,848
Applied Materials, Inc. 2.65%, 6/15/2016	2,152,000	2,210,524
Intel Corp. 1.95%, 10/1/2016	6,000,000	6,126,188
Texas Instruments, Inc.:
0.88%, 3/12/2017	2,200,000	2,186,081
2.38%, 5/16/2016	3,500,000	3,591,863

		18,445,722

SOFTWARE — 0.9%
CA, Inc. 6.13%, 12/1/2014 (a)	2,500,000	2,522,840
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	1,935,000	1,922,483
Fiserv, Inc. 3.13%, 10/1/2015	2,119,000	2,166,115
Intuit, Inc. 5.75%, 3/15/2017	2,150,000	2,371,234
Microsoft Corp. 2.50%, 2/8/2016	2,200,000	2,258,132
Oracle Corp.:
1.20%, 10/15/2017	300,000	297,355
5.25%, 1/15/2016	11,275,000	11,944,507
Symantec Corp.:
2.75%, 9/15/2015	4,350,000	4,426,941
2.75%, 6/15/2017	3,750,000	3,834,245

		31,743,852

SPECIALTY RETAIL — 1.2%
AutoZone, Inc.:
1.30%, 1/13/2017	925,000	921,314
5.50%, 11/15/2015	3,241,000	3,405,680
Costco Wholesale Corp.:
0.65%, 12/7/2015	4,650,000	4,647,983
1.13%, 12/15/2017 (a)	4,200,000	4,152,447
Dollar General Corp. 4.13%, 7/15/2017 (a)	2,352,000	2,437,668
Lowe’s Cos., Inc.:
1.63%, 4/15/2017 (a)	3,130,000	3,151,646
2.13%, 4/15/2016	1,275,000	1,298,715
5.00%, 10/15/2015	3,362,000	3,511,848
6.10%, 9/15/2017	35,000	39,175
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	3,380,000	3,889,270
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	13,008,000	13,855,487
Wal-Mart Stores, Inc. 1.50%, 10/25/2015	3,350,000	3,387,861

		44,699,094

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.:
0.45%, 5/3/2016 (a)	4,250,000	4,238,140
1.05%, 5/5/2017	7,375,000	7,350,961
Hewlett-Packard Co.:
2.20%, 12/1/2015	1,849,000	1,877,111
2.60%, 9/15/2017	6,950,000	7,138,075
2.65%, 6/1/2016	5,190,000	5,331,438
3.00%, 9/15/2016	9,779,000	10,122,653
3.30%, 12/9/2016	4,400,000	4,586,647
5.40%, 3/1/2017	150,000	163,428
International Business Machines Corp.:
0.45%, 5/6/2016 (a)	2,750,000	2,738,804
1.25%, 2/8/2018	5,870,000	5,808,768
1.95%, 7/22/2016	7,829,000	7,989,323
1.95%, 2/12/2019 (a)	717,000	715,191
2.00%, 1/5/2016	4,100,000	4,173,724
5.70%, 9/14/2017	10,100,000	11,349,423
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (a)	1,750,000	1,916,250

		75,499,936

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	7,650,000	8,173,515
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	2,460,000	2,504,140
4.63%, 4/19/2016	1,616,000	1,698,771

		12,376,426

TOBACCO — 0.7%
Lorillard Tobacco Co.:
2.30%, 8/21/2017	474,000	477,597
3.50%, 8/4/2016 (a)	5,205,000	5,397,497
Philip Morris International, Inc.:
1.13%, 8/21/2017	5,000,000	4,960,085
1.63%, 3/20/2017	150,000	151,335
2.50%, 5/16/2016	4,900,000	5,036,871
Reynolds American, Inc.:
1.05%, 10/30/2015	4,233,000	4,238,135
6.75%, 6/15/2017	5,118,000	5,768,267

		26,029,787

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017 (a)	3,100,000	3,077,366
4.75%, 5/15/2015	2,100,000	2,152,574

		5,229,940

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
America Movil SAB de CV:
2.38%, 9/8/2016	8,800,000	8,991,011
5.63%, 11/15/2017	1,500,000	1,670,604
Deutsche Telekom International Finance BV 5.75%, 3/23/2016	6,650,000	7,109,471
Embarq Corp. 7.08%, 6/1/2016 (a)	7,850,000	8,606,740

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	$1,000,000	$997,051
Orange SA 2.75%, 9/14/2016	7,200,000	7,409,549
Telefonica Emisiones SAU:
3.99%, 2/16/2016	7,147,000	7,434,547
6.22%, 7/3/2017	6,311,000	7,038,090
6.42%, 6/20/2016	9,224,000	10,018,310
Vodafone Group PLC:
1.25%, 9/26/2017 (a)	4,200,000	4,138,211
1.63%, 3/20/2017 (a)	4,240,000	4,239,701
5.63%, 2/27/2017	6,230,000	6,818,118

		74,471,403

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,654,450,814)		3,650,032,907

	Shares
SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	87,796,318	87,796,318
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	46,687,174	46,687,174

TOTAL SHORT TERM INVESTMENT — (i)
(Cost $134,483,492)		134,483,492

TOTAL INVESTMENTS — 102.6% (j)
(Cost $3,788,934,306)		3,784,516,399
OTHER ASSETS & LIABILITIES — (2.6)%		(96,071,432)

NET ASSETS — 100.0%		$3,688,444,967

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 1.3%
Embraer SA 5.15%, 6/15/2022	$250,000	$266,250
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	147,279
2.25%, 7/15/2016	300,000	307,943
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	109,390
5.00%, 2/15/2019	315,000	351,143
5.30%, 3/15/2017	150,000	164,730
5.30%, 3/1/2018	150,000	167,528
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	52,434
4.75%, 7/15/2020	250,000	267,582
5.20%, 10/15/2019	250,000	274,309
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	153,664
4.25%, 11/15/2019	145,000	156,977
Northrop Grumman Corp.:
1.75%, 6/1/2018	200,000	197,537
3.25%, 8/1/2023	150,000	148,419
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	246,332
2.50%, 1/15/2023	100,000	95,439
Raytheon Co.:
3.13%, 10/15/2020	200,000	204,140
4.40%, 2/15/2020	100,000	109,071
6.40%, 12/15/2018	150,000	175,494
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	205,865
Textron, Inc.:
4.63%, 9/21/2016	100,000	105,556
5.95%, 9/21/2021	250,000	286,276
The Boeing Co. 4.88%, 2/15/2020	225,000	250,857
United Technologies Corp.:
1.80%, 6/1/2017	333,000	337,806
3.10%, 6/1/2022	500,000	501,389
4.50%, 4/15/2020	250,000	275,296
5.38%, 12/15/2017	320,000	358,042

		5,916,748

AIR FREIGHT & LOGISTICS — 0.2%
FedEx Corp.:
2.70%, 4/15/2023 (a)	100,000	94,930
4.00%, 1/15/2024 (a)	70,000	72,254
8.00%, 1/15/2019	150,000	183,823
United Parcel Service of America, Inc. 8.38%, 4/1/2020 (a)	100,000	128,941
United Parcel Service, Inc.:
2.45%, 10/1/2022	50,000	48,131
3.13%, 1/15/2021	50,000	51,634
5.13%, 4/1/2019	250,000	281,619
5.50%, 1/15/2018	300,000	337,122

		1,198,454

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	471,984	503,843
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	108,765	115,563
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 11/7/2021	179,358	190,120
Southwest Airlines Co. 5.75%, 12/15/2016	150,000	163,479
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	134,908	151,097

		1,124,102

AUTO COMPONENTS — 0.2%
Delphi Corp. 4.15%, 3/15/2024	165,000	168,569
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	118,894
4.25%, 3/1/2021	250,000	264,685
5.00%, 3/30/2020	150,000	166,460
Magna International, Inc. 3.63%, 6/15/2024	150,000	148,979

		867,587

AUTOMOBILES — 0.1%
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	343,823

BANKS — 11.7%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	300,000	299,835
2.35%, 9/10/2019	200,000	197,965
3.05%, 8/23/2018	200,000	206,987
4.00%, 4/27/2016	250,000	261,241
4.00%, 3/13/2024	200,000	202,534
American Express Bank FSB 6.00%, 9/13/2017	300,000	337,072
American Express Centurion Bank 0.88%, 11/13/2015	550,000	550,416
Associated Banc-Corp. 5.13%, 3/28/2016	125,000	131,766
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	200,000	199,324
1.45%, 5/15/2018	250,000	245,902
1.88%, 10/6/2017	250,000	251,810
2.25%, 6/13/2019	230,000	229,076
Bank of Montreal:
1.30%, 7/15/2016	194,000	195,419
1.40%, 9/11/2017	50,000	49,745
2.38%, 1/25/2019	250,000	251,753
2.50%, 1/11/2017	300,000	308,886
2.55%, 11/6/2022	50,000	48,048
Barclays Bank PLC:
2.50%, 2/20/2019	300,000	300,735
3.75%, 5/15/2024	400,000	397,474
5.00%, 9/22/2016	650,000	698,240
5.13%, 1/8/2020	180,000	201,201
5.14%, 10/14/2020	375,000	403,328
6.75%, 5/22/2019	94,000	111,218
Barclays PLC 4.38%, 9/11/2024	200,000	193,832

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

BB&T Corp.:
1.60%, 8/15/2017	$150,000	$149,464
3.20%, 3/15/2016	250,000	257,261
3.95%, 4/29/2016	125,000	130,603
3.95%, 3/22/2022	250,000	261,944
4.90%, 6/30/2017	250,000	267,975
5.25%, 11/1/2019	250,000	278,070
BBVA US Senior SAU 4.66%, 10/9/2015	250,000	259,066
BNP Paribas 2.40%, 12/12/2018 (a)	200,000	199,755
BNP Paribas SA:
1.25%, 12/12/2016	150,000	149,977
1.38%, 3/17/2017	150,000	149,412
2.38%, 9/14/2017	300,000	304,956
2.45%, 3/17/2019 (a)	100,000	99,998
2.70%, 8/20/2018 (a)	250,000	253,970
3.60%, 2/23/2016	300,000	310,362
5.00%, 1/15/2021	350,000	387,533
BPCE SA:
1.63%, 2/10/2017	150,000	150,405
2.50%, 12/10/2018	250,000	251,679
2.50%, 7/15/2019	150,000	148,922
4.00%, 4/15/2024	250,000	251,998
Branch Banking & Trust Co.:
1.35%, 10/1/2017	500,000	496,959
2.30%, 10/15/2018	150,000	151,188
2.85%, 4/1/2021	150,000	149,695
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	50,000	50,181
1.55%, 1/23/2018 (a)	269,000	267,271
2.35%, 12/11/2015	250,000	254,846
City National Corp/CA 5.25%, 9/15/2020	100,000	110,803
Comerica Bank:
5.20%, 8/22/2017	250,000	270,837
5.75%, 11/21/2016	183,000	199,483
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	300,000	302,787
2.25%, 3/13/2019	150,000	149,870
2.30%, 9/6/2019 (a)	250,000	248,491
2.50%, 9/20/2018	300,000	304,885
Compass Bank 2.75%, 9/29/2019	300,000	299,576
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	200,000	203,269
3.38%, 1/19/2017	200,000	209,428
3.95%, 11/9/2022	250,000	251,395
4.50%, 1/11/2021	250,000	273,268
4.63%, 12/1/2023	500,000	517,595
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	150,000	149,095
2.25%, 1/14/2019 (a)	200,000	201,217
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	450,000	471,592
Credit Suisse of New York, NY:
1.38%, 5/26/2017	600,000	597,777
2.30%, 5/28/2019	400,000	396,315
4.38%, 8/5/2020	250,000	268,149
5.30%, 8/13/2019	370,000	417,900
6.00%, 2/15/2018	250,000	280,356
Deutsche Bank AG 4.30%, 5/24/2028 (b)	325,000	308,887
Deutsche Bank AG London:
1.35%, 5/30/2017	250,000	248,130
1.40%, 2/13/2017	400,000	399,276
2.50%, 2/13/2019	500,000	502,665
3.70%, 5/30/2024	150,000	148,567
6.00%, 9/1/2017	120,000	134,082
Discover Bank/Greenwood DE 3.20%, 8/9/2021	300,000	295,726
Fifth Third Bancorp:
1.35%, 6/1/2017	100,000	99,640
3.50%, 3/15/2022	100,000	101,571
3.63%, 1/25/2016	150,000	155,464
4.30%, 1/16/2024	150,000	154,381
4.50%, 6/1/2018	125,000	134,611
Fifth Third Bank:
1.15%, 11/18/2016	250,000	250,067
1.45%, 2/28/2018	250,000	245,892
2.38%, 4/25/2019	200,000	200,377
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	328,651
6.00%, 8/9/2017	250,000	278,589
HSBC Holdings PLC:
4.00%, 3/30/2022	260,000	274,501
4.25%, 3/14/2024	300,000	302,819
4.88%, 1/14/2022 (a)	150,000	166,118
5.10%, 4/5/2021	375,000	421,058
HSBC USA, Inc.:
2.63%, 9/24/2018	250,000	254,406
3.50%, 6/23/2024 (a)	100,000	100,007
Huntington BancShares, Inc.:
2.60%, 8/2/2018 (a)	250,000	251,868
7.00%, 12/15/2020	25,000	29,902
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	151,054
3.13%, 1/15/2016	700,000	715,753
3.88%, 1/16/2018	200,000	208,114
3.88%, 1/15/2019	300,000	311,332
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	277,809
6.00%, 10/1/2017	450,000	503,585
KeyCorp 5.10%, 3/24/2021	240,000	268,004
Lloyds Bank PLC:
2.30%, 11/27/2018	200,000	200,784
4.20%, 3/28/2017	150,000	160,181
4.88%, 1/21/2016	150,000	157,847
6.38%, 1/21/2021	150,000	178,987
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,661
2.30%, 1/30/2019	300,000	300,355
5.63%, 12/1/2021 (b)	250,000	259,321
MUFG Union Bank NA:
1.50%, 9/26/2016	250,000	252,461

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.13%, 6/16/2017	$150,000	$152,246
2.63%, 9/26/2018	50,000	50,884
5.95%, 5/11/2016	255,000	274,280
National Australia Bank/New York:
2.30%, 7/25/2018	300,000	302,621
2.75%, 3/9/2017	300,000	310,204
PNC Bank NA:
1.15%, 11/1/2016	300,000	300,731
2.20%, 1/28/2019	150,000	150,057
2.25%, 7/2/2019	250,000	249,662
2.70%, 11/1/2022	100,000	95,233
2.95%, 1/30/2023	200,000	193,108
3.80%, 7/25/2023	250,000	255,432
6.88%, 4/1/2018	600,000	696,403
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	257,689
4.38%, 8/11/2020	150,000	163,783
5.13%, 2/8/2020	160,000	180,313
5.25%, 11/15/2015	250,000	261,719
5.63%, 2/1/2017	100,000	108,345
6.70%, 6/10/2019	250,000	297,169
Regions Financial Corp. 2.00%, 5/15/2018	150,000	147,772
Royal Bank of Canada:
1.20%, 1/23/2017	150,000	150,007
1.45%, 9/9/2016	150,000	151,331
1.50%, 1/16/2018	250,000	248,242
2.15%, 3/15/2019	256,000	256,319
2.20%, 7/27/2018	300,000	303,073
2.30%, 7/20/2016	100,000	102,394
2.63%, 12/15/2015	500,000	511,613
2.88%, 4/19/2016	300,000	309,443
Societe Generale SA:
2.63%, 10/1/2018	260,000	263,805
2.75%, 10/12/2017	150,000	154,508
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	100,000	99,737
1.35%, 7/11/2017	150,000	149,114
1.50%, 1/18/2018	250,000	246,418
1.80%, 7/18/2017 (a)	250,000	250,624
2.45%, 1/10/2019	150,000	150,845
3.00%, 1/18/2023	250,000	245,146
3.20%, 7/18/2022	250,000	250,015
SunTrust Banks, Inc.:
2.75%, 5/1/2023	250,000	237,472
3.50%, 1/20/2017	150,000	156,063
3.60%, 4/15/2016	255,000	264,720
6.00%, 9/11/2017	300,000	333,434
7.25%, 3/15/2018	150,000	172,208
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (a)	200,000	198,157
2.25%, 6/17/2019 (a)	450,000	447,988
2.50%, 1/25/2019	200,000	202,204
2.88%, 4/4/2017	150,000	155,518
3.13%, 7/12/2016	250,000	259,590
The Bank of New York Mellon Corp. 1.30%, 1/25/2018	300,000	293,950
The Bank of Nova Scotia:
0.95%, 3/15/2016	600,000	601,414
1.10%, 12/13/2016	150,000	150,010
1.38%, 7/15/2016	500,000	504,143
1.38%, 12/18/2017	200,000	198,049
1.45%, 4/25/2018	300,000	295,462
2.55%, 1/12/2017	250,000	257,523
2.80%, 7/21/2021	150,000	148,303
2.90%, 3/29/2016	250,000	257,834
4.38%, 1/13/2021	200,000	219,008
The Huntington National Bank 2.20%, 4/1/2019	150,000	148,915
The PNC Financial Services Group, Inc. 3.90%, 4/29/2024	250,000	250,221
The Royal Bank of Scotland PLC 1.88%, 3/31/2017	200,000	200,278
The Toronto-Dominion Bank:
1.13%, 5/2/2017 (a)	100,000	99,360
1.40%, 4/30/2018	150,000	147,515
2.13%, 7/2/2019	200,000	198,247
2.38%, 10/19/2016	500,000	514,051
2.63%, 9/10/2018	250,000	255,220
UBS Preferred Funding Trust V 6.24%, 5/15/2016 (a)(b)	300,000	313,500
US Bancorp:
1.95%, 11/15/2018	150,000	149,465
2.20%, 11/15/2016	250,000	256,150
2.20%, 4/25/2019	250,000	249,889
2.95%, 7/15/2022	200,000	194,032
3.00%, 3/15/2022	300,000	298,633
3.44%, 2/1/2016	150,000	154,460
3.60%, 9/11/2024 (a)	200,000	198,531
3.70%, 1/30/2024	250,000	256,328
4.13%, 5/24/2021	350,000	376,340
Vesey Street Investment Trust I 4.40%, 9/1/2016	300,000	317,059
Wachovia Corp.:
5.63%, 10/15/2016	157,000	170,795
5.75%, 6/15/2017	300,000	333,607
5.75%, 2/1/2018	400,000	449,772
Wells Fargo & Co.:
1.15%, 6/2/2017	300,000	297,589
1.25%, 7/20/2016	140,000	140,631
1.40%, 9/8/2017	200,000	199,268
1.50%, 1/16/2018	300,000	297,319
2.10%, 5/8/2017	100,000	101,762
2.13%, 4/22/2019	350,000	346,307
2.15%, 1/15/2019	137,000	136,272
2.63%, 12/15/2016	250,000	257,802
3.00%, 1/22/2021	100,000	100,487
3.45%, 2/13/2023	1,000,000	979,392
3.50%, 3/8/2022	150,000	152,868
3.68%, 6/15/2016	500,000	523,385
4.48%, 1/16/2024	350,000	365,436
4.60%, 4/1/2021	600,000	657,846
5.13%, 9/15/2016	315,000	338,908
5.63%, 12/11/2017	400,000	447,836
6.00%, 11/15/2017	335,000	377,765
Westpac Banking Corp.:
0.95%, 1/12/2016	150,000	150,502
1.20%, 5/19/2017	197,000	196,046
1.60%, 1/12/2018	250,000	248,804
2.00%, 8/14/2017	100,000	101,320
2.25%, 1/17/2019 (a)	200,000	200,810
3.00%, 12/9/2015	500,000	513,669

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.88%, 11/19/2019 (a)	$300,000	$332,128

		54,543,743

BEVERAGES — 2.3%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	300,000	300,820
1.25%, 1/17/2018	150,000	147,086
2.15%, 2/1/2019	200,000	198,927
2.63%, 1/17/2023	250,000	234,558
3.70%, 2/1/2024 (a)	250,000	251,786
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	988,000	984,959
2.50%, 7/15/2022	300,000	282,663
2.88%, 2/15/2016	45,000	46,374
5.38%, 1/15/2020	365,000	411,263
7.75%, 1/15/2019	350,000	421,731
Beam, Inc. 1.75%, 6/15/2018	50,000	49,237
Bottling Group LLC 5.13%, 1/15/2019	100,000	112,165
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	153,399
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018 (a)	200,000	200,742
3.88%, 11/26/2023	200,000	204,898
Diageo Capital PLC:
1.13%, 4/29/2018	200,000	195,135
1.50%, 5/11/2017 (a)	450,000	452,211
2.63%, 4/29/2023	150,000	142,178
4.83%, 7/15/2020	250,000	277,893
5.75%, 10/23/2017	275,000	308,889
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	42,426
2.60%, 1/15/2019	200,000	201,613
3.20%, 11/15/2021	200,000	201,123
6.82%, 5/1/2018	400,000	463,326
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	232,590
PepsiCo, Inc.:
0.95%, 2/22/2017	300,000	298,533
1.25%, 8/13/2017	200,000	199,115
2.25%, 1/7/2019	150,000	151,253
2.50%, 5/10/2016	300,000	308,441
2.75%, 3/5/2022	200,000	195,923
2.75%, 3/1/2023	150,000	144,420
3.00%, 8/25/2021	120,000	120,679
3.13%, 11/1/2020 (a)	50,000	51,438
3.60%, 3/1/2024 (a)	629,000	640,895
5.00%, 6/1/2018	285,000	316,887
The Coca-Cola Co.:
1.50%, 11/15/2015 (a)	300,000	302,891
1.65%, 3/14/2018 (a)	250,000	250,581
1.65%, 11/1/2018	200,000	198,663
1.80%, 9/1/2016	200,000	203,962
2.45%, 11/1/2020	250,000	249,991
3.15%, 11/15/2020	270,000	280,517
3.20%, 11/1/2023	250,000	249,826
3.30%, 9/1/2021	300,000	309,966

		10,991,973

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	149,001
2.13%, 5/15/2017	600,000	608,706
2.20%, 5/22/2019	200,000	197,379
3.45%, 10/1/2020	200,000	205,679
3.63%, 5/15/2022	150,000	152,100
3.63%, 5/22/2024	190,000	187,955
3.88%, 11/15/2021	100,000	104,394
4.10%, 6/15/2021	300,000	318,174
5.85%, 6/1/2017	100,000	110,474
6.15%, 6/1/2018	150,000	171,152
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	171,993
Celgene Corp.:
3.25%, 8/15/2022	50,000	48,981
3.63%, 5/15/2024	450,000	443,379
4.00%, 8/15/2023	100,000	102,639
Gilead Sciences, Inc.:
2.05%, 4/1/2019	150,000	148,530
3.70%, 4/1/2024	250,000	254,748
4.40%, 12/1/2021	50,000	54,315
4.50%, 4/1/2021	175,000	191,339
Life Technologies Corp.:
3.50%, 1/15/2016	300,000	309,434
6.00%, 3/1/2020	250,000	288,171

		4,218,543

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	391,512

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (c)	55,000	55,046
Owens Corning:
4.20%, 12/15/2022	600,000	606,930
9.00%, 6/15/2019	45,000	55,405

		717,381

CAPITAL MARKETS — 5.3%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	100,000	102,495
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	150,000	170,062
7.30%, 6/28/2019	300,000	364,738
Ares Capital Corp. 4.88%, 11/30/2018 (a)	100,000	105,596
BlackRock, Inc.:
3.38%, 6/1/2022	50,000	51,175
3.50%, 3/18/2024 (a)	350,000	351,999
5.00%, 12/10/2019	56,000	63,268
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (b)	200,000	205,000
HSBC USA, Inc.:
1.63%, 1/16/2018	400,000	398,780
2.25%, 6/23/2019	200,000	198,659
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	379,888
Morgan Stanley:
1.75%, 2/25/2016	200,000	201,837
2.13%, 4/25/2018	368,000	366,674
2.38%, 7/23/2019	400,000	393,801

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.50%, 1/24/2019	$150,000	$150,422
3.45%, 11/2/2015	600,000	615,924
3.75%, 2/25/2023	896,000	895,419
3.80%, 4/29/2016	1,450,000	1,510,206
3.88%, 4/29/2024	750,000	749,762
4.10%, 5/22/2023	450,000	447,435
4.75%, 3/22/2017	150,000	161,277
4.88%, 11/1/2022 (a)	150,000	158,150
5.50%, 1/26/2020	250,000	279,849
5.50%, 7/28/2021	600,000	673,861
5.55%, 4/27/2017	300,000	328,484
5.63%, 9/23/2019	435,000	488,492
5.75%, 10/18/2016	300,000	326,328
5.75%, 1/25/2021	250,000	283,758
5.95%, 12/28/2017	250,000	279,936
6.25%, 8/28/2017	100,000	112,075
6.63%, 4/1/2018	400,000	457,417
7.30%, 5/13/2019	400,000	477,803
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	156,149
3.45%, 11/4/2020	100,000	104,871
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	167,564
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	120,191
1.97%, 6/20/2017	150,000	151,875
2.10%, 8/1/2018	120,000	120,658
2.20%, 5/15/2019	100,000	99,655
2.30%, 7/28/2016	70,000	71,658
2.30%, 9/11/2019	200,000	198,790
3.40%, 5/15/2024	150,000	150,622
3.55%, 9/23/2021	475,000	492,106
3.65%, 2/4/2024	150,000	152,851
4.15%, 2/1/2021	250,000	268,423
4.60%, 1/15/2020	39,000	42,829
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	270,807
5.55%, 1/22/2017	300,000	326,044
7.25%, 2/1/2018	545,000	634,298
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	325,000	327,003
2.63%, 1/31/2019	650,000	648,787
2.90%, 7/19/2018	500,000	508,462
3.63%, 2/7/2016	1,150,000	1,189,317
3.63%, 1/22/2023	550,000	542,840
3.85%, 7/8/2024 (a)	468,000	465,390
4.00%, 3/3/2024	865,000	867,090
5.25%, 7/27/2021	650,000	720,189
5.38%, 3/15/2020	400,000	444,700
5.63%, 1/15/2017	855,000	926,825
5.75%, 1/24/2022	1,100,000	1,248,655
5.95%, 1/18/2018	500,000	557,940
6.00%, 6/15/2020	250,000	286,501
6.15%, 4/1/2018	260,000	292,726
6.25%, 9/1/2017	150,000	168,163
7.50%, 2/15/2019	300,000	357,489

		24,832,038

CHEMICALS — 2.0%
Agrium, Inc.:
3.15%, 10/1/2022	200,000	195,444
3.50%, 6/1/2023	50,000	49,413
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,011
3.35%, 7/31/2024	200,000	198,360
4.38%, 8/21/2019	100,000	108,910
Airgas, Inc. 1.65%, 2/15/2018	250,000	246,511
CF Industries, Inc. 7.13%, 5/1/2020	350,000	420,105
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	250,000	240,761
4.25%, 4/1/2021	50,000	53,946
4.63%, 1/15/2020	150,000	165,691
5.25%, 12/15/2016	250,000	272,331
5.75%, 3/15/2019	450,000	516,814
6.00%, 7/15/2018	250,000	287,090
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	458,081
3.00%, 12/15/2015	150,000	153,518
3.60%, 8/15/2022 (a)	150,000	150,909
Ecolab, Inc. 4.35%, 12/8/2021	100,000	107,802
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	48,108
Lubrizol Corp. 8.88%, 2/1/2019	150,000	188,818
LYB International Finance BV 4.00%, 7/15/2023	190,000	196,854
LyondellBasell Industries NV:
5.00%, 4/15/2019	300,000	329,811
6.00%, 11/15/2021	300,000	348,304
Methanex Corp. 3.25%, 12/15/2019	100,000	101,047
Monsanto Co.:
1.15%, 6/30/2017	200,000	198,507
2.20%, 7/15/2022	150,000	140,136
2.75%, 4/15/2016	100,000	103,028
3.38%, 7/15/2024	150,000	148,958
NewMarket Corp. 4.10%, 12/15/2022	50,000	50,664
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020 (a)	150,000	167,128
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	240,534
6.65%, 3/15/2018	100,000	114,978
Praxair, Inc.:
1.25%, 11/7/2018	250,000	242,841
2.20%, 8/15/2022	150,000	140,845
2.45%, 2/15/2022 (a)	250,000	241,305
4.05%, 3/15/2021	100,000	107,465
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	336,310
RPM International, Inc. 6.13%, 10/15/2019	300,000	342,324
The Dow Chemical Co.:
2.50%, 2/15/2016	250,000	255,487
3.00%, 11/15/2022 (a)	350,000	336,783
3.50%, 10/1/2024	250,000	244,644
4.13%, 11/15/2021 (a)	300,000	315,510
4.25%, 11/15/2020	40,000	42,673
5.70%, 5/15/2018	56,000	62,890
8.55%, 5/15/2019	310,000	389,823

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Mosaic Co. 3.75%, 11/15/2021 (a)	$150,000	$154,040
The Sherwin-Williams Co. 1.35%, 12/15/2017	150,000	148,563
Valspar Corp. 4.20%, 1/15/2022	50,000	52,521
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,691

		9,501,287

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	96,328
Cintas Corp.:
4.30%, 6/1/2021	250,000	265,016
6.13%, 12/1/2017	100,000	111,459
Pitney Bowes, Inc.:
5.75%, 9/15/2017	150,000	166,028
6.25%, 3/15/2019	135,000	153,046
Princeton University 4.95%, 3/1/2019	3,000	3,361
Republic Services, Inc.:
3.55%, 6/1/2022	250,000	255,591
3.80%, 5/15/2018	200,000	211,936
5.50%, 9/15/2019	105,000	118,651
The Western Union Co.:
3.65%, 8/22/2018	300,000	312,368
5.25%, 4/1/2020 (a)	135,000	146,885
5.93%, 10/1/2016	150,000	162,620
Total System Services, Inc. 2.38%, 6/1/2018	100,000	99,180
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	148,921
4.60%, 3/1/2021	210,000	229,301
7.38%, 3/11/2019	150,000	180,713

		2,661,404

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.10%, 3/3/2017	690,000	689,870
2.13%, 3/1/2019	300,000	299,677
2.90%, 3/4/2021 (a)	55,000	55,435
3.15%, 3/14/2017	150,000	157,205
3.63%, 3/4/2024	150,000	153,690
4.45%, 1/15/2020	168,000	184,651
4.95%, 2/15/2019	320,000	356,902
5.50%, 2/22/2016	300,000	320,137
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	35,815
4.60%, 3/15/2021	100,000	106,850
Motorola Solutions, Inc.:
3.50%, 9/1/2021	600,000	591,468
3.75%, 5/15/2022	250,000	245,780
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	259,371

		3,456,851

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	250,743
2.88%, 5/8/2022	100,000	98,427
Fluor Corp. 3.38%, 9/15/2021	250,000	257,132
URS Corp. 5.00%, 4/1/2022	150,000	152,250

		758,552

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	250,000	250,118
1.35%, 9/6/2016	350,000	353,298
1.63%, 6/1/2017	100,000	100,776
2.05%, 8/1/2016	500,000	511,011
2.10%, 6/9/2019	300,000	297,337
3.30%, 6/9/2024	200,000	198,866
7.15%, 2/15/2019	250,000	300,955
Discover Financial Services:
3.85%, 11/21/2022	350,000	350,505
5.20%, 4/27/2022	100,000	109,281
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,014
1.20%, 10/10/2017	150,000	148,595
1.70%, 1/15/2020	150,000	144,519
1.85%, 9/15/2016 (a)	250,000	254,609
1.95%, 12/13/2018	150,000	149,215
1.95%, 3/4/2019	100,000	99,241
2.25%, 4/17/2019	150,000	150,448
2.80%, 9/18/2017	250,000	259,698
2.80%, 3/4/2021	200,000	200,296
3.90%, 7/12/2021	150,000	159,656
5.75%, 9/10/2018	350,000	398,358

		4,636,796

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	159,850
Packaging Corp. of America:
3.65%, 9/15/2024	100,000	98,938
4.50%, 11/1/2023	33,000	34,850
Rock Tenn Co. 4.90%, 3/1/2022 (a)	200,000	213,448

		507,086

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	279,028
Yale University 2.09%, 4/15/2019	100,000	100,023

		379,051

DIVERSIFIED FINANCIAL SERVICES — 14.1%
Air Lease Corp.:
2.13%, 1/15/2018	200,000	199,479
3.38%, 1/15/2019 (a)	150,000	151,906
3.88%, 4/1/2021 (a)	50,000	50,257
4.75%, 3/1/2020	250,000	265,285
American Express Co.:
1.55%, 5/22/2018	50,000	49,160
2.65%, 12/2/2022	250,000	239,678
6.15%, 8/28/2017	150,000	169,052
6.80%, 9/1/2066 (b)	200,000	213,500
7.00%, 3/19/2018	300,000	349,879
8.13%, 5/20/2019	305,000	379,641

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

American Express Credit Corp.:
1.13%, 6/5/2017	$750,000	$743,464
2.13%, 7/27/2018	250,000	250,679
2.13%, 3/18/2019	200,000	198,267
2.25%, 8/15/2019	200,000	198,622
2.80%, 9/19/2016	150,000	155,135
American Honda Finance Corp.:
1.13%, 10/7/2016 (a)	300,000	301,006
2.13%, 10/10/2018	200,000	201,190
2.25%, 8/15/2019	200,000	199,721
Ameriprise Financial, Inc. 5.65%, 11/15/2015	125,000	131,560
Associates Corp. of North America 6.95%, 11/1/2018	250,000	292,072
Bank of America Corp.:
1.25%, 1/11/2016	300,000	300,923
1.50%, 10/9/2015	400,000	402,817
2.00%, 1/11/2018	400,000	397,723
2.60%, 1/15/2019	114,000	113,400
2.65%, 4/1/2019	640,000	637,834
3.30%, 1/11/2023	800,000	776,849
3.63%, 3/17/2016	750,000	776,963
3.75%, 7/12/2016	300,000	312,692
4.00%, 4/1/2024	650,000	656,217
4.10%, 7/24/2023	150,000	152,676
4.13%, 1/22/2024	700,000	711,141
4.20%, 8/26/2024	625,000	618,061
5.00%, 5/13/2021	350,000	382,731
5.25%, 12/1/2015	600,000	628,871
5.63%, 7/1/2020	400,000	451,665
5.65%, 5/1/2018	525,000	582,658
5.70%, 1/24/2022	250,000	284,192
5.75%, 8/15/2016	300,000	323,407
5.75%, 12/1/2017	400,000	444,389
5.88%, 1/5/2021	600,000	686,400
6.00%, 9/1/2017	200,000	222,626
6.05%, 5/16/2016	150,000	160,946
6.50%, 8/1/2016	550,000	600,196
6.88%, 4/25/2018	967,000	1,112,964
7.63%, 6/1/2019	150,000	181,006
Bank of America NA 5.30%, 3/15/2017	400,000	433,198
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	102,229
2.90%, 8/15/2018	50,000	51,781
4.70%, 10/27/2019	50,000	55,434
BP Capital Markets PLC:
3.13%, 10/1/2015	250,000	256,242
3.20%, 3/11/2016	450,000	465,368
4.50%, 10/1/2020	250,000	271,446
Capital One Bank USA NA:
1.20%, 2/13/2017	250,000	249,083
1.30%, 6/5/2017	200,000	198,808
2.30%, 6/5/2019	200,000	197,975
8.80%, 7/15/2019	895,000	1,134,940
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	149,161
3.15%, 7/15/2016	310,000	320,458
6.15%, 9/1/2016	250,000	272,692
6.75%, 9/15/2017	200,000	228,320
Capital One NA:
1.50%, 9/5/2017	200,000	199,271
2.40%, 9/5/2019	200,000	197,972
Citigroup, Inc.:
1.25%, 1/15/2016	250,000	250,936
1.30%, 4/1/2016	400,000	401,266
1.55%, 8/14/2017	400,000	397,681
1.70%, 7/25/2016	100,000	100,739
1.75%, 5/1/2018	150,000	147,632
2.50%, 7/29/2019	300,000	297,289
2.55%, 4/8/2019 (a)	300,000	299,231
3.38%, 3/1/2023	468,000	460,113
3.50%, 5/15/2023	250,000	239,564
3.75%, 6/16/2024	250,000	249,009
3.88%, 10/25/2023	250,000	252,212
3.95%, 6/15/2016	328,000	342,986
4.00%, 8/5/2024 (a)	500,000	489,271
4.05%, 7/30/2022	100,000	101,346
4.50%, 1/14/2022	310,000	331,650
4.59%, 12/15/2015	45,000	46,903
5.30%, 1/7/2016	250,000	262,983
5.38%, 8/9/2020	100,000	112,204
5.50%, 2/15/2017	540,000	585,292
5.85%, 8/2/2016	500,000	540,309
6.00%, 8/15/2017	200,000	223,180
6.13%, 11/21/2017	450,000	506,806
6.13%, 5/15/2018	250,000	282,761
8.50%, 5/22/2019	440,000	549,290
Countrywide Financial Corp. 6.25%, 5/15/2016	300,000	323,066
Credit Suisse USA, Inc.:
5.38%, 3/2/2016	300,000	317,280
5.85%, 8/16/2016	250,000	271,843
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	500,000	499,908
1.70%, 5/9/2016	250,000	252,113
1.72%, 12/6/2017	400,000	397,125
2.38%, 1/16/2018	150,000	151,396
2.38%, 3/12/2019	100,000	99,141
2.88%, 10/1/2018 (a)	200,000	203,753
4.21%, 4/15/2016	300,000	313,775
4.25%, 2/3/2017	542,000	574,733
4.38%, 8/6/2023	250,000	260,157
5.00%, 5/15/2018	250,000	273,502
5.75%, 2/1/2021 (a)	250,000	284,144
5.88%, 8/2/2021	150,000	172,087
6.63%, 8/15/2017	150,000	169,321
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	145,724
FS Investment Corp. 4.00%, 7/15/2019	100,000	99,864
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	752,963
1.50%, 7/12/2016	250,000	252,701
1.63%, 4/2/2018	250,000	249,192
2.30%, 4/27/2017	300,000	307,350
2.30%, 1/14/2019	1,050,000	1,060,253
2.90%, 1/9/2017 (a)	600,000	622,957
3.10%, 1/9/2023	375,000	370,168
3.45%, 5/15/2024 (a)	650,000	653,176
4.38%, 9/16/2020	150,000	163,220

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.63%, 1/7/2021	$375,000	$412,968
4.65%, 10/17/2021	250,000	275,203
5.00%, 1/8/2016	750,000	790,318
5.30%, 2/11/2021 (a)	295,000	332,764
5.40%, 2/15/2017	550,000	602,665
5.50%, 1/8/2020	150,000	171,600
5.63%, 9/15/2017	550,000	613,858
5.63%, 5/1/2018	470,000	529,832
6.00%, 8/7/2019	150,000	174,874
6.38%, 11/15/2067 (b)	150,000	164,063
HSBC Finance Corp. 6.68%, 1/15/2021	500,000	587,102
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	200,000	207,553
International Lease Finance Corp. 6.75%, 9/1/2016 (c)	450,000	484,875
Invesco Finance PLC 3.13%, 11/30/2022	200,000	196,681
Jefferies Group LLC 5.13%, 1/20/2023	367,000	386,393
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	250,584
1.35%, 2/15/2017	450,000	448,349
1.63%, 5/15/2018	421,000	413,616
2.00%, 8/15/2017	250,000	252,037
2.35%, 1/28/2019 (a)	250,000	249,481
2.60%, 1/15/2016	600,000	612,751
3.15%, 7/5/2016	1,000,000	1,034,638
3.20%, 1/25/2023	600,000	584,605
3.25%, 9/23/2022	600,000	591,332
3.38%, 5/1/2023 (a)	450,000	431,033
3.45%, 3/1/2016	500,000	517,281
3.63%, 5/13/2024	350,000	348,199
3.88%, 2/1/2024 (a)	400,000	405,192
4.25%, 10/15/2020	300,000	319,197
4.35%, 8/15/2021	825,000	877,394
4.40%, 7/22/2020	300,000	322,548
4.50%, 1/24/2022	650,000	696,855
4.63%, 5/10/2021	400,000	433,482
5.15%, 10/1/2015	300,000	312,552
6.13%, 6/27/2017	250,000	278,350
6.30%, 4/23/2019	700,000	809,712
Lazard Group LLC:
4.25%, 11/14/2020	71,000	73,392
6.85%, 6/15/2017	145,000	162,781
Legg Mason, Inc. 2.70%, 7/15/2019	150,000	149,992
Leucadia National Corp. 5.50%, 10/18/2023	200,000	207,297
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	600,000	674,617
6.50%, 7/15/2018	300,000	342,986
6.88%, 11/15/2018	300,000	348,788
Moody’s Corp. 4.50%, 9/1/2022	250,000	263,099
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	248,417
4.75%, 4/30/2043 (b)(d)	100,000	99,000
5.45%, 2/1/2018	250,000	278,867
10.38%, 11/1/2018	185,000	243,913
Nomura Holdings, Inc.:
2.00%, 9/13/2016	250,000	252,312
2.75%, 3/19/2019	150,000	150,310
4.13%, 1/19/2016	202,000	209,551
6.70%, 3/4/2020	155,000	183,593
ORIX Corp.:
3.75%, 3/9/2017	150,000	156,919
5.00%, 1/12/2016	300,000	314,254
PACCAR Financial Corp.:
0.70%, 11/16/2015	150,000	150,106
1.15%, 8/16/2016	150,000	150,872
2.20%, 9/15/2019	100,000	100,091
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	151,129
Prospect Capital Corp. 5.00%, 7/15/2019	300,000	312,375
Royal Bank of Scotland Group PLC:
4.38%, 3/16/2016	300,000	314,010
5.63%, 8/24/2020	250,000	282,188
Stifel Financial Corp. 4.25%, 7/18/2024	150,000	149,651
Synchrony Financial:
1.88%, 8/15/2017	45,000	45,082
3.00%, 8/15/2019	300,000	300,656
4.25%, 8/15/2024	150,000	149,896
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	274,345
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,318
5.55%, 1/15/2020	246,000	269,764
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	200,000	198,780
1.38%, 1/10/2018	250,000	247,970
1.75%, 5/22/2017	300,000	303,588
2.00%, 9/15/2016	50,000	51,077
2.00%, 10/24/2018	100,000	100,114
2.10%, 1/17/2019	350,000	350,562
2.13%, 7/18/2019	200,000	199,314
2.63%, 1/10/2023 (a)	150,000	145,593
2.75%, 5/17/2021	300,000	300,637
2.80%, 1/11/2016	150,000	154,180
3.40%, 9/15/2021	150,000	155,375
4.25%, 1/11/2021	150,000	163,260
4.50%, 6/17/2020	75,000	82,723
UBS AG of Stamford, CT:
1.38%, 8/14/2017	300,000	297,880
2.38%, 8/14/2019	300,000	297,056
4.88%, 8/4/2020	22,000	24,368
5.75%, 4/25/2018	521,000	587,917
5.88%, 7/15/2016	200,000	215,690
5.88%, 12/20/2017	383,000	431,237

		65,657,672

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
America Movil SAB de CV 5.00%, 10/16/2019	150,000	165,931
AT&T, Inc.:
0.80%, 12/1/2015	100,000	99,957
1.40%, 12/1/2017	300,000	297,621
1.60%, 2/15/2017	50,000	50,398
1.70%, 6/1/2017	250,000	251,772
2.30%, 3/11/2019 (a)	200,000	199,911

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 11/27/2018 (a)	$200,000	$201,853
2.63%, 12/1/2022	150,000	141,987
2.95%, 5/15/2016	250,000	257,960
3.00%, 2/15/2022	300,000	294,944
3.88%, 8/15/2021	350,000	366,251
3.90%, 3/11/2024 (a)	150,000	152,104
5.60%, 5/15/2018	150,000	168,324
5.80%, 2/15/2019	350,000	400,817
British Telecommunications PLC:
1.25%, 2/14/2017	450,000	448,036
1.63%, 6/28/2016	250,000	251,968
5.95%, 1/15/2018	100,000	112,712
Harris Corp. 6.38%, 6/15/2019	100,000	114,229
Qwest Corp.:
6.50%, 6/1/2017	350,000	387,188
6.75%, 12/1/2021	450,000	510,188
Telefonica Emisiones SAU 3.19%, 4/27/2018	200,000	206,427
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	147,406
1.35%, 6/9/2017	400,000	397,921
2.00%, 11/1/2016	300,000	304,694
2.45%, 11/1/2022	250,000	232,010
2.50%, 9/15/2016	674,000	691,322
2.55%, 6/17/2019 (a)	200,000	200,700
2.63%, 2/21/2020 (c)	200,000	197,365
3.00%, 4/1/2016	250,000	257,400
3.45%, 3/15/2021	200,000	203,777
3.50%, 11/1/2021	50,000	50,852
3.65%, 9/14/2018	800,000	843,354
4.15%, 3/15/2024	250,000	257,166
4.50%, 9/15/2020	543,000	586,190
4.60%, 4/1/2021	250,000	271,483
5.15%, 9/15/2023	1,850,000	2,041,199
5.50%, 2/15/2018	200,000	224,588
8.75%, 11/1/2018	300,000	373,131

		12,361,136

ELECTRIC UTILITIES — 4.2%
Alabama Power Co.:
0.55%, 10/15/2015	100,000	99,910
3.55%, 12/1/2023	29,000	29,826
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	224,631
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	251,681
5.90%, 10/1/2016	150,000	164,246
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	100,000	101,826
Carolina Power & Light Co. 5.30%, 1/15/2019	100,000	112,791
CMS Energy Corp.:
5.05%, 2/15/2018	250,000	274,136
8.75%, 6/15/2019	100,000	127,268
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	103,388
4.00%, 8/1/2020	60,000	64,499
5.80%, 3/15/2018	520,000	588,623
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	158,000	178,862
6.65%, 4/1/2019	155,000	183,301
Consumers Energy Co.:
3.13%, 8/31/2024	100,000	99,123
3.38%, 8/15/2023	100,000	102,001
5.65%, 9/15/2018	100,000	113,201
5.65%, 4/15/2020	35,000	40,453
Delmarva Power & Light Co. 3.50%, 11/15/2023	150,000	153,351
Dominion Gas Holdings LLC 1.05%, 11/1/2016	250,000	249,298
DTE Electric Co. 3.65%, 3/15/2024	450,000	465,002
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	101,507
3.90%, 6/15/2021	150,000	160,243
Duke Energy Corp.:
1.63%, 8/15/2017	100,000	100,328
2.10%, 6/15/2018	250,000	251,300
3.05%, 8/15/2022	150,000	147,633
3.55%, 9/15/2021	200,000	206,288
Duke Energy Florida, Inc. 5.65%, 6/15/2018	300,000	340,056
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	283,936
Duke Energy Progress, Inc. 5.25%, 12/15/2015	320,000	337,099
Edison International 3.75%, 9/15/2017	350,000	369,786
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,294
Entergy Corp. 5.13%, 9/15/2020	300,000	326,960
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	245,683
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	104,654
4.25%, 6/15/2022	100,000	102,709
Florida Power & Light Co. 2.75%, 6/1/2023	175,000	170,780
Florida Power Corp. 3.10%, 8/15/2021	210,000	213,674
FPL Group Capital, Inc. 6.00%, 3/1/2019	370,000	423,650
Georgia Power Co.:
4.25%, 12/1/2019	110,000	119,215
5.70%, 6/1/2017	100,000	110,859
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	81,860
5.29%, 6/15/2022	250,000	279,022
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	196,654
ITC Holdings Corp. 3.65%, 6/15/2024	50,000	49,760
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	355,585
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	252,256
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	310,716
Mississippi Power Co. 2.35%, 10/15/2016	250,000	256,351

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

National Fuel Gas Co. 3.75%, 3/1/2023	$175,000	$170,567
Nevada Power Co.:
6.50%, 8/1/2018	305,000	355,265
7.13%, 3/15/2019	300,000	361,662
Nisource Finance Corp.:
6.13%, 3/1/2022	250,000	294,164
6.40%, 3/15/2018	250,000	284,658
Northeast Utilities 1.45%, 5/1/2018	250,000	245,518
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	142,739
Ohio Power Co.:
5.38%, 10/1/2021	250,000	288,283
6.05%, 5/1/2018	250,000	283,166
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019 (c)	250,000	248,231
4.10%, 6/1/2022	300,000	319,563
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	283,669
3.50%, 10/1/2020	250,000	259,505
8.25%, 10/15/2018 (a)	150,000	183,192
PacifiCorp 2.95%, 2/1/2022	300,000	302,706
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,273
2.38%, 9/15/2022	100,000	95,477
Pennsylvania Electric Co. 6.05%, 9/1/2017	300,000	334,633
PG&E Corp. 2.40%, 3/1/2019	200,000	199,744
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	51,269
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,222
3.50%, 12/1/2022	150,000	150,425
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	96,370
3.00%, 9/15/2021	100,000	101,163
Progress Energy, Inc.:
4.40%, 1/15/2021	150,000	162,306
7.05%, 3/15/2019	256,000	306,367
PSEG Power LLC 5.13%, 4/15/2020	280,000	308,943
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	225,327
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	100,000	98,538
2.00%, 8/15/2019 (a)	150,000	148,754
2.38%, 5/15/2023	250,000	236,398
Puget Energy, Inc. 6.00%, 9/1/2021	200,000	231,288
San Diego Gas & Electric Co. 3.00%, 8/15/2021	300,000	303,934
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	224,522
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,283
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	255,395
Tampa Electric Co. 2.60%, 9/15/2022	150,000	145,380
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	167,071
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	150,000	176,697
The Detroit Edison Co.:
2.65%, 6/15/2022 (a)	150,000	146,321
3.45%, 10/1/2020	100,000	104,567
The Southern Co.:
2.15%, 9/1/2019	100,000	98,889
2.45%, 9/1/2018	90,000	91,244
Union Electric Co.:
3.50%, 4/15/2024 (a)	100,000	102,083
6.40%, 6/15/2017	250,000	282,155
6.70%, 2/1/2019	50,000	59,135
Virginia Electric and Power Co.:
3.45%, 2/15/2024	100,000	101,105
5.40%, 4/30/2018	155,000	174,031
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	282,941
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	162,883

		19,504,296

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc.:
5.00%, 7/15/2020	200,000	217,989
6.50%, 11/1/2017	400,000	453,455
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	96,313
5.00%, 4/15/2019	200,000	224,979
5.25%, 10/15/2018	60,000	67,528
Jabil Circuit, Inc. 4.70%, 9/15/2022	500,000	503,750
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	80,077
2.05%, 10/1/2018	250,000	247,620

		1,891,711

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 4.00%, 2/1/2022	150,000	157,467
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	162,028
Avnet, Inc. 6.63%, 9/15/2016	160,000	175,819
Corning, Inc. 1.45%, 11/15/2017	200,000	199,344
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	102,325
Tech Data Corp. 3.75%, 9/21/2017 (a)	100,000	104,266

		901,249

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	53,868
6.38%, 7/15/2018	250,000	286,944
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	97,884

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Halliburton Co.:
1.00%, 8/1/2016	$300,000	$300,779
2.00%, 8/1/2018 (a)	100,000	100,358
3.25%, 11/15/2021 (a)	250,000	256,065
6.15%, 9/15/2019	125,000	146,646
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	158,828
9.25%, 1/15/2019	595,000	747,379
National Oilwell Varco, Inc.:
1.35%, 12/1/2017 (a)	150,000	148,810
2.60%, 12/1/2022	100,000	95,447

		2,393,008

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.:
1.70%, 12/15/2019	50,000	48,655
5.50%, 3/15/2017	300,000	330,292
CVS Health Corp.:
1.20%, 12/5/2016	250,000	250,338
2.25%, 12/5/2018	139,000	139,213
2.25%, 8/12/2019	200,000	197,807
3.38%, 8/12/2024	250,000	245,180
4.13%, 5/15/2021	250,000	266,373
4.75%, 5/18/2020	300,000	323,652
5.75%, 6/1/2017	317,000	352,983
Safeway, Inc.:
4.75%, 12/1/2021	100,000	101,000
5.00%, 8/15/2019 (a)	190,000	191,188
Sysco Corp.:
3.00%, 10/2/2021	155,000	155,628
5.38%, 3/17/2019	200,000	223,765
Target Corp. 2.30%, 6/26/2019	300,000	299,588
The Kroger Co.:
2.30%, 1/15/2019	150,000	149,691
3.30%, 1/15/2021	150,000	152,065
3.40%, 4/15/2022	150,000	150,497
6.15%, 1/15/2020	300,000	347,625
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016 (a)	550,000	549,276
1.13%, 4/11/2018	150,000	147,158
1.95%, 12/15/2018	100,000	100,198
2.55%, 4/11/2023	250,000	239,606
2.80%, 4/15/2016	250,000	258,073
3.25%, 10/25/2020 (a)	200,000	207,815
3.30%, 4/22/2024 (a)	200,000	201,622
3.63%, 7/8/2020	400,000	424,680
4.25%, 4/15/2021	75,000	82,214
5.38%, 4/5/2017	50,000	55,151
5.80%, 2/15/2018	250,000	283,974
Walgreen Co.:
1.80%, 9/15/2017	150,000	150,224
3.10%, 9/15/2022 (a)	125,000	120,635
5.25%, 1/15/2019	250,000	277,029

		7,023,195

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	164,615
5.45%, 3/15/2018	300,000	335,662
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	258,608
Bunge, Ltd. 8.50%, 6/15/2019	150,000	186,238
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	103,861
4.25%, 4/15/2021	150,000	160,241
ConAgra Foods, Inc.:
1.90%, 1/25/2018	251,000	249,393
3.20%, 1/25/2023	250,000	240,095
7.00%, 4/15/2019	250,000	293,870
Delhaize Group SA 4.13%, 4/10/2019	100,000	104,595
General Mills, Inc.:
0.88%, 1/29/2016	80,000	80,114
3.15%, 12/15/2021	50,000	50,755
3.65%, 2/15/2024	111,000	112,215
5.70%, 2/15/2017	250,000	275,129
Ingredion, Inc. 1.80%, 9/25/2017	150,000	149,317
Kellogg Co.:
1.75%, 5/17/2017	200,000	201,139
1.88%, 11/17/2016	200,000	202,883
3.25%, 5/21/2018	35,000	36,402
4.15%, 11/15/2019	150,000	161,076
4.45%, 5/30/2016	300,000	317,050
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	325,000	330,617
3.50%, 6/6/2022	250,000	252,366
5.38%, 2/10/2020	150,000	168,847
6.13%, 8/23/2018	150,000	171,369
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	109,996
Mondelez International, Inc.:
2.25%, 2/1/2019	250,000	248,050
4.13%, 2/9/2016	260,000	270,778
5.38%, 2/10/2020	110,000	123,647
6.13%, 2/1/2018	300,000	339,698
6.13%, 8/23/2018	130,000	148,520
6.50%, 8/11/2017	300,000	339,339
The Hershey Co. 1.50%, 11/1/2016	250,000	251,864
The JM Smucker Co. 3.50%, 10/15/2021	300,000	309,285
The Kroger Co. 6.40%, 8/15/2017	250,000	282,361
Tyson Foods, Inc.:
2.65%, 8/15/2019	200,000	200,173
3.95%, 8/15/2024	192,000	192,170
4.50%, 6/15/2022 (a)	200,000	211,560
Unilever Capital Corp.:
0.85%, 8/2/2017 (a)	150,000	148,011
2.20%, 3/6/2019	250,000	251,257
4.25%, 2/10/2021	150,000	164,005

		8,197,171

GAS UTILITIES — 0.4%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	144,151
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	188,440
National Grid PLC 6.30%, 8/1/2016	680,000	742,207

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ONE Gas, Inc. 2.07%, 2/1/2019 (c)	$150,000	$149,009
Questar Corp. 2.75%, 2/1/2016	315,000	318,768
Southern California Gas Co. 5.45%, 4/15/2018	150,000	168,796

		1,711,371

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc.:
1.85%, 1/15/2017	200,000	202,844
2.40%, 8/15/2022	200,000	189,091
3.20%, 6/15/2023	150,000	147,654
4.50%, 8/15/2019	150,000	163,818
Becton Dickinson and Co.:
3.13%, 11/8/2021	150,000	153,033
3.25%, 11/12/2020	50,000	51,311
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	284,704
6.40%, 6/15/2016	275,000	298,151
C.R. Bard, Inc.:
1.38%, 1/15/2018	100,000	98,647
2.88%, 1/15/2016	75,000	77,053
CareFusion Corp.:
3.30%, 3/1/2023	100,000	96,155
3.88%, 5/15/2024	150,000	148,999
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	96,201
4.20%, 6/15/2020	300,000	322,972
6.00%, 10/15/2017	200,000	224,366
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	103,734
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	151,683
Johnson & Johnson 2.95%, 9/1/2020	250,000	258,511
Medtronic, Inc.:
2.63%, 3/15/2016	250,000	256,454
2.75%, 4/1/2023	200,000	191,349
3.13%, 3/15/2022	250,000	251,927
3.63%, 3/15/2024	200,000	202,134
4.45%, 3/15/2020	185,000	202,494
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	255,480
Stryker Corp.:
2.00%, 9/30/2016	300,000	306,297
3.38%, 5/15/2024	100,000	99,317
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	150,610

		4,984,989

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Aetna, Inc.:
1.50%, 11/15/2017	50,000	49,534
2.20%, 3/15/2019	200,000	198,064
2.75%, 11/15/2022	50,000	47,851
3.95%, 9/1/2020	150,000	159,255
AmerisourceBergen Corp.:
3.40%, 5/15/2024	150,000	148,675
4.88%, 11/15/2019	250,000	275,585
Cardinal Health, Inc.:
3.20%, 3/15/2023	150,000	146,099
5.80%, 10/15/2016	250,000	272,526
Catholic Health Initiatives 2.95%, 11/1/2022	300,000	289,313
CIGNA Corp.:
4.00%, 2/15/2022	50,000	52,177
4.50%, 3/15/2021	150,000	163,023
5.13%, 6/15/2020	150,000	167,007
Coventry Health Care, Inc.:
5.45%, 6/15/2021	190,000	216,433
5.95%, 3/15/2017	200,000	221,387
Express Scripts Holding Co.:
2.65%, 2/15/2017	350,000	359,691
3.90%, 2/15/2022	200,000	206,352
4.75%, 11/15/2021	250,000	272,689
Humana, Inc.:
3.85%, 10/1/2024	450,000	450,780
7.20%, 6/15/2018	60,000	70,663
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017 (a)	67,000	67,266
2.50%, 11/1/2018	150,000	150,402
3.13%, 5/15/2016	250,000	257,107
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	50,122
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	150,000	160,216
5.45%, 11/1/2015	250,000	261,575
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,766
1.88%, 11/15/2016	250,000	254,545
3.38%, 11/15/2021	250,000	257,530
3.88%, 10/15/2020	250,000	265,230
4.70%, 2/15/2021 (a)	200,000	221,379
6.00%, 2/15/2018	250,000	282,967
WellPoint, Inc.:
1.88%, 1/15/2018	100,000	99,665
2.25%, 8/15/2019	200,000	196,719
3.13%, 5/15/2022	275,000	270,158
3.30%, 1/15/2023	50,000	49,077
3.50%, 8/15/2024	150,000	146,214
4.35%, 8/15/2020	300,000	322,477
5.88%, 6/15/2017	300,000	331,647
7.00%, 2/15/2019	45,000	53,582

		7,531,748

HOTELS, RESTAURANTS & LEISURE — 0.8%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	96,900
Carnival Corp.:
1.88%, 12/15/2017	250,000	248,202
3.95%, 10/15/2020 (a)	300,000	314,272
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	167,834
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	58,464
International Game Technology 5.50%, 6/15/2020	100,000	105,333
Marriott International, Inc.:
3.38%, 10/15/2020	167,000	170,483
6.38%, 6/15/2017	150,000	167,793
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	147,220
3.25%, 6/10/2024 (a)	150,000	148,656

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.50%, 7/15/2020	$55,000	$57,641
3.63%, 5/20/2021	50,000	52,609
5.30%, 3/15/2017	40,000	43,928
5.35%, 3/1/2018	190,000	212,248
5.80%, 10/15/2017	150,000	168,719
Starbucks Corp.:
3.85%, 10/1/2023	250,000	260,216
6.25%, 8/15/2017	150,000	169,014
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	289,100
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	101,022
5.63%, 3/1/2021	250,000	276,374
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,309
3.88%, 11/1/2023	100,000	100,122
5.30%, 9/15/2019	150,000	165,336
6.25%, 3/15/2018	55,000	61,922

		3,613,717

HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	98,646
Mohawk Industries, Inc.:
3.85%, 2/1/2023	150,000	148,846
6.13%, 1/15/2016	194,000	206,602
Newell Rubbermaid, Inc.:
4.70%, 8/15/2020	150,000	159,634
6.25%, 4/15/2018	150,000	168,934
NVR, Inc. 3.95%, 9/15/2022	250,000	251,183
Whirlpool Corp.:
4.85%, 6/15/2021	50,000	54,316
6.50%, 6/15/2016	250,000	272,267

		1,360,428

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
1.75%, 3/15/2019	100,000	98,937
1.95%, 2/1/2023	200,000	185,475
2.30%, 5/3/2022	150,000	145,316
2.95%, 11/1/2020 (a)	250,000	257,301
Kimberly-Clark Corp.:
1.90%, 5/22/2019	200,000	197,535
3.63%, 8/1/2020	85,000	89,636
7.50%, 11/1/2018	195,000	235,481
The Clorox Co. 3.80%, 11/15/2021	250,000	259,662
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	253,028
1.80%, 11/15/2015	350,000	354,545
2.30%, 2/6/2022	250,000	243,720
3.10%, 8/15/2023	150,000	151,640
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	105,023

		2,577,299

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	300,000	340,169

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.:
1.00%, 6/26/2017	220,000	218,772
2.00%, 6/26/2022	150,000	142,421
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	101,967
3.88%, 12/15/2020	150,000	157,858
Crane Co. 2.75%, 12/15/2018	100,000	101,469
GE Capital Trust I 6.38%, 11/15/2067 (b)	600,000	652,500
General Electric Co.:
0.85%, 10/9/2015	100,000	100,319
2.70%, 10/9/2022	500,000	486,282
5.25%, 12/6/2017	710,000	788,681
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	207,126
5.75%, 3/11/2018	300,000	337,470
Pentair Finance SA:
1.88%, 9/15/2017	150,000	150,073
5.00%, 5/15/2021	150,000	164,469
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,290
6.55%, 10/1/2017	210,000	239,283

		3,888,980

INSURANCE — 3.5%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	255,009
3.35%, 5/15/2024	150,000	149,280
5.90%, 6/15/2019	155,000	178,769
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	113,759
Aflac, Inc.:
2.65%, 2/15/2017	250,000	257,455
8.50%, 5/15/2019	145,000	183,252
Alleghany Corp. 4.95%, 6/27/2022	100,000	108,840
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	110,160
American International Group, Inc.:
2.30%, 7/16/2019 (a)	250,000	247,969
4.13%, 2/15/2024	100,000	103,829
4.88%, 6/1/2022	50,000	55,085
5.45%, 5/18/2017	50,000	54,996
5.85%, 1/16/2018	325,000	365,427
6.40%, 12/15/2020	250,000	297,314
8.25%, 8/15/2018	700,000	859,964
AON Corp.:
3.13%, 5/27/2016	300,000	309,252
5.00%, 9/30/2020	225,000	249,786
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	100,000	100,307
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	113,589
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	50,000	50,105
1.30%, 5/15/2018	100,000	98,494
4.25%, 1/15/2021 (a)	100,000	108,733
5.40%, 5/15/2018 (a)	320,000	359,491
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	149,460

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.90%, 1/31/2017	$200,000	$203,588
2.10%, 8/14/2019	200,000	198,617
2.20%, 8/15/2016	250,000	256,553
3.00%, 2/11/2023	150,000	148,259
3.40%, 1/31/2022	150,000	154,629
3.75%, 8/15/2021	80,000	84,829
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	100,568
Chubb Corp. 6.38%, 3/29/2067 (b)	195,000	213,525
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	171,316
6.50%, 8/15/2016	150,000	164,564
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	109,177
First American Financial Corp. 4.30%, 2/1/2023	100,000	100,841
Genworth Financial, Inc.:
7.20%, 2/15/2021	150,000	176,491
7.63%, 9/24/2021	100,000	121,016
8.63%, 12/15/2016	150,000	172,256
Genworth Holdings, Inc. 4.90%, 8/15/2023	86,000	89,071
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	104,962
Lincoln National Corp.:
7.00%, 5/17/2066 (b)	600,000	612,000
8.75%, 7/1/2019	300,000	380,684
Loews Corp. 2.63%, 5/15/2023	100,000	93,828
Markel Corp.:
3.63%, 3/30/2023	150,000	148,553
7.13%, 9/30/2019	150,000	178,666
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	200,000	199,254
2.55%, 10/15/2018	75,000	75,903
4.80%, 7/15/2021	50,000	54,907
MetLife, Inc.:
1.90%, 12/15/2017	250,000	251,140
3.05%, 12/15/2022	150,000	147,873
4.37%, 9/15/2023	200,000	213,400
4.75%, 2/8/2021	50,000	55,303
6.75%, 6/1/2016	315,000	344,931
6.82%, 8/15/2018	150,000	176,357
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	102,633
Old Republic International Corp. 4.88%, 10/1/2024	100,000	101,148
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	103,006
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	112,102
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	316,268
ProAssurance Corp. 5.30%, 11/15/2023	100,000	108,191
Prudential Financial, Inc.:
3.00%, 5/12/2016	250,000	257,833
3.50%, 5/15/2024	200,000	197,439
4.50%, 11/16/2021	50,000	53,916
5.63%, 6/15/2043 (b)	500,000	517,500
5.88%, 9/15/2042 (b)	250,000	263,125
7.38%, 6/15/2019	50,000	60,803
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	291,558
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	105,251
The Allstate Corp. 5.75%, 8/15/2053 (b)	350,000	369,250
The Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	150,000	167,303
5.50%, 3/30/2020	250,000	281,721
6.30%, 3/15/2018	300,000	341,455
The Progressive Corp. 3.75%, 8/23/2021	150,000	157,829
The Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	119,146
6.25%, 6/20/2016	320,000	348,524
Torchmark Corp. 3.80%, 9/15/2022 (a)	75,000	76,243
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	105,432
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	155,139
Unum Group 7.13%, 9/30/2016	100,000	111,581
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	307,765
5.50%, 7/15/2022	100,000	112,376
Willis North America, Inc. 6.20%, 3/28/2017	250,000	272,477
WR Berkley Corp. 4.63%, 3/15/2022	150,000	159,583
XLIT, Ltd.:
2.30%, 12/15/2018 (a)	200,000	198,960
5.75%, 10/1/2021	100,000	115,144

		16,374,087

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.:
4.50%, 8/15/2024	100,000	99,142
5.95%, 8/15/2020	200,000	226,750

		325,892

INTERNET SOFTWARE & SERVICES — 0.5%
Amazon.com, Inc.:
1.20%, 11/29/2017	150,000	148,396
2.50%, 11/29/2022	300,000	282,560
Baidu, Inc.:
2.25%, 11/28/2017	200,000	201,418
2.75%, 6/9/2019	150,000	148,624
3.25%, 8/6/2018	150,000	154,208
3.50%, 11/28/2022	150,000	145,237
eBay, Inc.:
2.20%, 8/1/2019 (a)	250,000	246,484
2.60%, 7/15/2022	150,000	143,048
2.88%, 8/1/2021 (a)	150,000	148,347
3.25%, 10/15/2020	150,000	152,939
3.45%, 8/1/2024	200,000	197,222
Google, Inc.:
3.38%, 2/25/2024	150,000	152,740

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.63%, 5/19/2021 (a)	$150,000	$159,321

		2,280,544

IT SERVICES — 0.4%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	104,119
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	250,029
4.63%, 10/1/2020	150,000	161,751
6.80%, 11/20/2017	150,000	171,196
MasterCard, Inc. 3.38%, 4/1/2024	370,000	372,889
Xerox Corp.:
2.80%, 5/15/2020	300,000	295,986
2.95%, 3/15/2017	40,000	41,405
4.50%, 5/15/2021 (a)	250,000	266,654
5.63%, 12/15/2019 (a)	250,000	282,679
6.35%, 5/15/2018	150,000	171,552

		2,118,260

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	75,000	74,491
Mattel, Inc.:
2.35%, 5/6/2019 (a)	100,000	99,349
3.15%, 3/15/2023	150,000	144,810

		318,650

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	275,127
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	407,550
2.40%, 2/1/2019	250,000	249,685
3.20%, 3/1/2016	190,000	195,982
4.50%, 3/1/2021	200,000	216,070

		1,344,414

MACHINERY — 0.9%
Caterpillar, Inc.:
1.50%, 6/26/2017	150,000	150,570
2.60%, 6/26/2022	100,000	97,128
3.40%, 5/15/2024	100,000	100,650
3.90%, 5/27/2021	50,000	53,447
5.70%, 8/15/2016	300,000	326,690
7.90%, 12/15/2018	250,000	306,021
Cummins, Inc. 3.65%, 10/1/2023 (a)	150,000	155,020
Danaher Corp. 5.40%, 3/1/2019	250,000	280,907
Deere & Co. 2.60%, 6/8/2022	250,000	242,694
Dover Corp. 4.30%, 3/1/2021	250,000	271,864
Eaton Corp.:
1.50%, 11/2/2017	200,000	198,755
2.75%, 11/2/2022	200,000	192,540
6.95%, 3/20/2019	150,000	176,114
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	150,000	148,864
3.38%, 9/15/2021	45,000	46,660
6.25%, 4/1/2019	250,000	292,915
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	203,187
4.25%, 6/15/2023	200,000	209,044
Joy Global, Inc. 5.13%, 10/15/2021 (a)	80,000	86,704
Kennametal, Inc. 2.65%, 11/1/2019 (a)	100,000	99,244
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	100,000	102,490
The Timken Co. 3.88%, 9/1/2024 (c)	105,000	102,845
Xylem, Inc.:
3.55%, 9/20/2016	300,000	313,460
4.88%, 10/1/2021	50,000	53,886

		4,211,699

MEDIA — 4.1%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	250,000	242,590
4.50%, 2/15/2021	200,000	216,208
6.90%, 3/1/2019	260,000	307,424
CBS Corp.:
1.95%, 7/1/2017	100,000	101,105
3.38%, 3/1/2022 (a)	150,000	149,571
4.30%, 2/15/2021	100,000	106,309
5.75%, 4/15/2020	450,000	510,982
CC Holdings GS V LLC 2.38%, 12/15/2017 (a)	100,000	101,307
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	858,093
Comcast Cable Communications LLC 8.88%, 5/1/2017	600,000	713,427
Comcast Corp.:
3.13%, 7/15/2022	200,000	201,460
5.15%, 3/1/2020 (a)	200,000	226,576
5.70%, 5/15/2018	315,000	356,932
5.85%, 11/15/2015	150,000	158,607
5.88%, 2/15/2018	200,000	227,105
5.90%, 3/15/2016	250,000	268,463
6.50%, 1/15/2017	250,000	279,774
Cox Communications, Inc. 5.50%, 10/1/2015	200,000	209,165
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	200,000	198,790
2.40%, 3/15/2017	200,000	204,431
3.13%, 2/15/2016	250,000	257,370
3.50%, 3/1/2016	250,000	258,888
Series WI 3.80%, 3/15/2022	250,000	254,738
4.45%, 4/1/2024	150,000	155,903
4.60%, 2/15/2021	150,000	161,690
5.00%, 3/1/2021	150,000	165,375
5.20%, 3/15/2020	250,000	279,480
5.88%, 10/1/2019	250,000	287,013
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	149,409
4.38%, 6/15/2021	100,000	107,608
5.05%, 6/1/2020	200,000	221,317
5.63%, 8/15/2019 (a)	100,000	113,264
Graham Holdings Co. 7.25%, 2/1/2019	100,000	115,907

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Grupo Televisa SAB 6.00%, 5/15/2018 (a)	$300,000	$338,475
Historic TW, Inc. 6.88%, 6/15/2018	300,000	350,328
International Game Technology 7.50%, 6/15/2019	450,000	511,115
NBCUniversal Media LLC:
4.38%, 4/1/2021	300,000	326,438
5.15%, 4/30/2020	210,000	238,107
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	303,297
4.45%, 8/15/2020	250,000	267,562
5.90%, 4/15/2016	200,000	214,459
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	96,990
8.63%, 1/15/2019	150,000	186,579
The Interpublic Group of Cos., Inc. 2.25%, 11/15/2017 (a)	100,000	100,306
The Interpublic Group Of Cos., Inc.:
3.75%, 2/15/2023	300,000	300,018
4.20%, 4/15/2024	300,000	304,508
The Walt Disney Co.:
0.88%, 5/30/2017	200,000	198,052
1.13%, 2/15/2017	300,000	300,119
1.85%, 5/30/2019	100,000	98,672
2.35%, 12/1/2022	250,000	239,555
2.55%, 2/15/2022	150,000	147,430
3.75%, 6/1/2021	200,000	213,880
5.50%, 3/15/2019	300,000	342,748
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,620
3.85%, 9/29/2024	150,000	149,645
6.50%, 7/15/2018	405,000	466,995
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	263,327
4.13%, 2/15/2021	200,000	212,400
5.00%, 2/1/2020	200,000	221,855
5.85%, 5/1/2017	375,000	415,796
6.75%, 7/1/2018	300,000	349,092
8.25%, 4/1/2019	300,000	372,403
8.75%, 2/14/2019	200,000	251,233
Time Warner, Inc.:
2.10%, 6/1/2019	150,000	147,628
3.40%, 6/15/2022	50,000	49,969
3.55%, 6/1/2024 (a)	200,000	196,317
4.70%, 1/15/2021	300,000	327,963
4.75%, 3/29/2021	150,000	163,916
4.88%, 3/15/2020	100,000	110,055
5.88%, 11/15/2016	290,000	317,891
Viacom, Inc.:
2.50%, 9/1/2018	100,000	101,042
3.13%, 6/15/2022	250,000	244,889
3.25%, 3/15/2023	100,000	97,050
3.50%, 4/1/2017	100,000	104,870
3.88%, 12/15/2021	250,000	259,001
6.25%, 4/30/2016	400,000	432,603
WPP Finance 2010:
3.63%, 9/7/2022	150,000	150,473
4.75%, 11/21/2021	125,000	135,953

		18,936,905

METALS & MINING — 2.5%
Allegheny Technologies, Inc.:
5.88%, 8/15/2023	100,000	104,934
5.95%, 1/15/2021	200,000	215,088
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	239,312
4.10%, 5/1/2023 (a)	400,000	383,231
6.95%, 4/1/2019	250,000	290,361
Barrick North America Finance LLC 4.40%, 5/30/2021	350,000	355,874
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	250,000	252,752
1.88%, 11/21/2016	300,000	305,305
2.05%, 9/30/2018	250,000	250,187
2.88%, 2/24/2022	200,000	198,235
3.25%, 11/21/2021	250,000	254,812
5.25%, 12/15/2015	575,000	606,298
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	40,800
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022 (a)	800,000	781,660
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	150,000	150,121
3.10%, 3/15/2020	250,000	248,502
3.88%, 3/15/2023 (a)	250,000	244,809
Glencore Canada Corp. 6.00%, 10/15/2015	150,000	157,432
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	149,724
3.63%, 6/9/2021	750,000	753,481
Kinross Gold Corp. 5.95%, 3/15/2024 (c)	83,000	82,946
Newmont Mining Corp. 3.50%, 3/15/2022	250,000	231,181
Nucor Corp.:
4.00%, 8/1/2023	150,000	154,075
5.75%, 12/1/2017	250,000	280,029
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	251,599
2.00%, 3/22/2017	150,000	152,508
2.25%, 12/14/2018	200,000	200,387
2.88%, 8/21/2022 (a)	150,000	144,601
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	153,302
2.50%, 5/20/2016	150,000	153,723
3.50%, 11/2/2020	200,000	206,304
3.75%, 9/20/2021	150,000	154,750
4.13%, 5/20/2021	150,000	158,428
6.50%, 7/15/2018	275,000	318,288
9.00%, 5/1/2019	400,000	511,909
Southern Copper Corp. 3.50%, 11/8/2022 (a)	89,000	86,831
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	235,603
4.50%, 1/15/2021	600,000	617,288
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	850,000	855,025
5.63%, 9/15/2019 (a)	360,000	402,850
6.25%, 1/11/2016	150,000	159,261

		11,493,806

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MULTI-UTILITIES — 0.6%
American Water Capital Corp. 3.85%, 3/1/2024	$150,000	$155,895
Berkshire Hathaway Energy 5.75%, 4/1/2018	390,000	439,899
Dominion Resources, Inc.:
4.45%, 3/15/2021 (a)	250,000	270,690
5.60%, 11/15/2016	300,000	327,197
6.40%, 6/15/2018	250,000	287,346
8.88%, 1/15/2019	250,000	314,414
MidAmerican Energy Co. 2.40%, 3/15/2019	150,000	151,680
NSTAR 4.50%, 11/15/2019	150,000	164,257
Sempra Energy:
6.15%, 6/15/2018	300,000	342,390
6.50%, 6/1/2016	95,000	103,552
Xcel Energy, Inc. 4.70%, 5/15/2020	450,000	493,892

		3,051,212

MULTILINE RETAIL — 0.5%
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	150,000	155,832
4.75%, 12/15/2023	200,000	211,061
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	270,595
3.88%, 1/15/2022	240,000	249,994
4.38%, 9/1/2023	90,000	94,684
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	340,578
Target Corp.:
2.90%, 1/15/2022	100,000	99,097
3.50%, 7/1/2024	200,000	199,849
5.38%, 5/1/2017	250,000	275,742
6.00%, 1/15/2018	260,000	295,333

		2,192,765

OIL, GAS & CONSUMABLE FUELS — 9.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	327,295
6.38%, 9/15/2017	300,000	339,257
6.95%, 6/15/2019	155,000	184,216
8.70%, 3/15/2019	150,000	188,615
Apache Corp.:
2.63%, 1/15/2023	100,000	94,034
3.25%, 4/15/2022	145,000	144,627
6.90%, 9/15/2018	150,000	176,252
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	223,184
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	163,659
BP Capital Markets PLC:
1.38%, 11/6/2017 (a)	200,000	198,238
1.38%, 5/10/2018	100,000	97,969
1.85%, 5/5/2017	250,000	252,844
2.24%, 5/10/2019	200,000	198,580
2.24%, 9/26/2018	250,000	250,765
2.25%, 11/1/2016	250,000	255,807
2.50%, 11/6/2022	100,000	93,751
2.75%, 5/10/2023	50,000	47,273
3.25%, 5/6/2022	100,000	99,374
3.56%, 11/1/2021	130,000	132,879
3.81%, 2/10/2024	200,000	202,912
3.99%, 9/26/2023	100,000	103,167
4.74%, 3/11/2021	255,000	279,618
4.75%, 3/10/2019	175,000	192,688
British Transco Finance, Inc. 6.63%, 6/1/2018	100,000	115,577
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	149,125
4.88%, 2/1/2021	250,000	268,565
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	252,924
5.70%, 5/15/2017	205,000	226,229
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	242,992
5.70%, 10/15/2019	100,000	114,295
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	70,615
6.15%, 5/1/2016	250,000	270,351
Chevron Corp.:
1.10%, 12/5/2017	250,000	246,878
1.72%, 6/24/2018	150,000	150,145
2.36%, 12/5/2022	300,000	285,871
3.19%, 6/24/2023 (a)	450,000	453,409
4.95%, 3/3/2019	205,000	228,808
ConocoPhillips:
5.75%, 2/1/2019	360,000	412,848
6.00%, 1/15/2020	450,000	527,057
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	273,508
Continental Resources, Inc.:
4.50%, 4/15/2023	500,000	517,549
5.00%, 9/15/2022	300,000	315,375
DCP Midstream Operating LP:
2.50%, 12/1/2017	250,000	254,336
3.88%, 3/15/2023	300,000	298,206
Devon Energy Corp.:
2.40%, 7/15/2016	500,000	512,092
6.30%, 1/15/2019	300,000	346,997
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	145,000	164,849
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	165,152
Enable Midstream Partners LP 3.90%, 5/15/2024 (c)	200,000	197,801
Enbridge Energy Partners LP:
5.20%, 3/15/2020	250,000	276,155
9.88%, 3/1/2019	250,000	319,036
Enbridge, Inc. 5.60%, 4/1/2017	250,000	274,554
EnCana Corp. 6.50%, 5/15/2019	310,000	362,612
Energy Transfer Partners LP:
3.60%, 2/1/2023	500,000	482,528
4.15%, 10/1/2020	150,000	155,587
5.20%, 2/1/2022	250,000	269,324
6.70%, 7/1/2018	250,000	287,733
EnLink Midstream Partners LP 2.70%, 4/1/2019	260,000	260,752
Ensco PLC:
3.25%, 3/15/2016	200,000	206,378

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 10/1/2024	$200,000	$200,812
4.70%, 3/15/2021	425,000	444,758
Enterprise Products Operating LLC:
3.20%, 2/1/2016	100,000	103,235
3.35%, 3/15/2023	250,000	245,678
4.05%, 2/15/2022	100,000	104,945
5.20%, 9/1/2020	150,000	167,847
5.25%, 1/31/2020	100,000	112,258
6.30%, 9/15/2017	310,000	351,241
6.50%, 1/31/2019	300,000	350,421
EOG Resources, Inc.:
2.45%, 4/1/2020	250,000	248,338
2.63%, 3/15/2023	200,000	191,126
4.40%, 6/1/2020	250,000	271,768
EQT Corp. 8.13%, 6/1/2019	150,000	183,452
EQT Midstream Partners LP 4.00%, 8/1/2024	55,000	54,299
Exxon Mobil Corp.:
0.92%, 3/15/2017	150,000	148,998
3.18%, 3/15/2024 (a)	200,000	202,998
Hess Corp. 8.13%, 2/15/2019	250,000	306,952
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	154,651
7.25%, 12/15/2019	250,000	303,520
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	124,729
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	149,507
3.45%, 2/15/2023	200,000	190,740
3.50%, 9/1/2023	175,000	165,854
3.95%, 9/1/2022	150,000	149,404
4.15%, 3/1/2022	150,000	151,344
5.30%, 9/15/2020	200,000	220,210
5.95%, 2/15/2018	221,000	246,943
6.00%, 2/1/2017	305,000	334,591
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	175,108
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	149,860
2.80%, 11/1/2022	250,000	238,811
6.00%, 10/1/2017	300,000	336,845
Marathon Petroleum Corp. 3.63%, 9/15/2024	350,000	343,565
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	202,081
3.70%, 12/1/2022	150,000	143,763
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	262,337
8.25%, 3/1/2019	150,000	184,926
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	243,551
4.90%, 8/1/2020 (a)	200,000	211,078
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	252,924
2.50%, 2/1/2016	300,000	306,802
2.70%, 2/15/2023 (a)	150,000	144,113
3.13%, 2/15/2022	200,000	200,207
4.10%, 2/1/2021	250,000	268,806
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	77,374
3.25%, 2/1/2016	50,000	51,364
3.38%, 10/1/2022	250,000	243,425
6.15%, 10/1/2016	150,000	164,108
8.63%, 3/1/2019	150,000	185,772
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	170,007
Petro-Canada 6.05%, 5/15/2018	315,000	358,757
Phillips 66:
2.95%, 5/1/2017	350,000	363,372
4.30%, 4/1/2022	400,000	422,878
Pioneer Natural Resources Co.:
3.95%, 7/15/2022 (a)	250,000	253,605
7.50%, 1/15/2020 (a)	250,000	302,171
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	94,788
3.85%, 10/15/2023	100,000	101,203
5.00%, 2/1/2021	50,000	55,001
5.75%, 1/15/2020	250,000	285,871
8.75%, 5/1/2019	200,000	252,712
Plains Exploration & Production Co.:
6.13%, 6/15/2019	196,000	214,130
6.63%, 5/1/2021	50,000	54,625
6.88%, 2/15/2023	600,000	679,500
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	180,786
Schlumberger Investment SA 3.65%, 12/1/2023	100,000	102,772
Shell International Finance BV:
1.13%, 8/21/2017	300,000	298,195
1.90%, 8/10/2018	250,000	251,014
2.00%, 11/15/2018	250,000	251,376
2.25%, 1/6/2023	150,000	140,883
3.40%, 8/12/2023	250,000	254,238
4.30%, 9/22/2019	150,000	164,318
4.38%, 3/25/2020	100,000	110,034
5.20%, 3/22/2017	300,000	329,347
Southern Natural Gas Co. 4.40%, 6/15/2021	250,000	260,131
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (c)	250,000	275,543
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	257,738
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	308,679
Spectra Energy Partners LP:
2.95%, 9/25/2018	150,000	153,729
4.75%, 3/15/2024	300,000	321,280
Suncor Energy, Inc. 6.10%, 6/1/2018	250,000	285,576
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	144,647
Talisman Energy, Inc.:
3.75%, 2/1/2021 (a)	200,000	200,446
7.75%, 6/1/2019	150,000	181,819
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	516,948

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Total Capital International SA:
1.00%, 8/12/2016	$250,000	$250,614
1.50%, 2/17/2017	300,000	302,329
1.55%, 6/28/2017	300,000	301,867
2.10%, 6/19/2019	150,000	149,260
2.70%, 1/25/2023	200,000	192,337
2.75%, 6/19/2021	150,000	149,317
2.88%, 2/17/2022	150,000	149,171
3.70%, 1/15/2024	150,000	153,689
3.75%, 4/10/2024	150,000	154,009
Total Capital SA:
2.13%, 8/10/2018	200,000	201,736
2.30%, 3/15/2016	250,000	255,831
3.13%, 10/2/2015	300,000	307,297
4.13%, 1/28/2021	250,000	269,693
4.45%, 6/24/2020	200,000	220,129
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	185,000	184,913
2.50%, 8/1/2022	50,000	46,734
3.75%, 10/16/2023	150,000	152,493
3.80%, 10/1/2020	95,000	99,675
6.50%, 8/15/2018	300,000	347,617
7.13%, 1/15/2019	150,000	178,711
Transocean, Inc.:
2.50%, 10/15/2017	250,000	248,854
3.80%, 10/15/2022 (a)	250,000	229,111
4.95%, 11/15/2015	150,000	156,272
6.38%, 12/15/2021	550,000	581,985
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	278,716
6.13%, 2/1/2020	145,000	166,937
Weatherford International LLC 6.35%, 6/15/2017	300,000	335,812
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	260,916
6.00%, 3/15/2018 (a)	84,000	94,176
Western Gas Partners LP:
2.60%, 8/15/2018	200,000	202,743
4.00%, 7/1/2022	67,000	68,842
Williams Partners LP:
4.00%, 11/15/2021	150,000	154,005
4.13%, 11/15/2020	150,000	156,636
4.30%, 3/4/2024	450,000	459,292
4.50%, 11/15/2023	450,000	468,759
5.25%, 3/15/2020	450,000	498,677
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	56,286
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	112,894
6.50%, 12/15/2018	250,000	296,146

		41,963,256

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024 (c)(d)	350,000	344,750
Domtar Corp. 10.75%, 6/1/2017	300,000	363,000
International Paper Co.:
4.75%, 2/15/2022	110,000	118,037
7.50%, 8/15/2021	500,000	620,898
7.95%, 6/15/2018	250,000	298,601
9.38%, 5/15/2019	130,000	166,612

		1,911,898

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	201,520
4.60%, 3/15/2020	71,000	71,576
The Procter & Gamble Co. 4.70%, 2/15/2019	50,000	55,712

		328,808

PHARMACEUTICALS — 3.6%
Abbott Laboratories 4.13%, 5/27/2020	350,000	379,804
AbbVie, Inc.:
1.20%, 11/6/2015	500,000	502,143
1.75%, 11/6/2017	700,000	697,734
2.00%, 11/6/2018 (a)	200,000	196,968
2.90%, 11/6/2022	400,000	381,597
Actavis Funding SCS:
1.30%, 6/15/2017 (c)	250,000	245,880
2.45%, 6/15/2019 (c)	150,000	146,270
3.85%, 6/15/2024 (c)	250,000	241,935
Actavis, Inc. 3.25%, 10/1/2022	300,000	286,536
Allergan, Inc.:
2.80%, 3/15/2023	200,000	178,804
5.75%, 4/1/2016	200,000	213,405
AstraZeneca PLC 5.90%, 9/15/2017	450,000	506,641
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	150,000	147,294
2.00%, 8/1/2022	100,000	92,475
3.25%, 11/1/2023	50,000	49,965
Eli Lilly & Co. 5.20%, 3/15/2017	200,000	219,157
Express Scripts Holding Co. 1.25%, 6/2/2017	650,000	643,943
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	50,000	50,296
2.85%, 5/8/2022	50,000	48,963
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	750,000	750,144
2.80%, 3/18/2023	250,000	240,677
5.65%, 5/15/2018	360,000	407,700
Johnson & Johnson:
3.38%, 12/5/2023 (a)	200,000	207,459
5.15%, 7/15/2018	258,000	290,213
5.55%, 8/15/2017	100,000	112,432
McKesson Corp.:
0.95%, 12/4/2015	250,000	250,184
1.40%, 3/15/2018	250,000	244,601
3.25%, 3/1/2016	250,000	257,474
4.75%, 3/1/2021	150,000	164,603
7.50%, 2/15/2019	135,000	162,163
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	165,495
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	308,383
Merck & Co., Inc.:
1.10%, 1/31/2018	200,000	196,254
1.30%, 5/18/2018	167,000	164,075

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.40%, 9/15/2022	$300,000	$287,782
2.80%, 5/18/2023	200,000	194,614
3.88%, 1/15/2021	200,000	212,914
5.00%, 6/30/2019	310,000	347,717
Mylan, Inc.:
1.80%, 6/24/2016	300,000	302,625
2.60%, 6/24/2018	200,000	201,840
Novartis Capital Corp.:
2.40%, 9/21/2022	50,000	47,857
3.40%, 5/6/2024	700,000	706,354
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	250,000	280,662
Perrigo Co. PLC:
1.30%, 11/8/2016 (c)	200,000	199,558
4.00%, 11/15/2023 (c)	250,000	253,572
Pfizer, Inc.:
1.10%, 5/15/2017 (a)	200,000	199,393
1.50%, 6/15/2018	150,000	148,497
2.10%, 5/15/2019 (a)	200,000	199,381
3.00%, 6/15/2023 (a)	250,000	246,058
3.40%, 5/15/2024	200,000	199,853
6.20%, 3/15/2019	410,000	478,091
Sanofi:
1.25%, 4/10/2018	241,000	236,975
2.63%, 3/29/2016	300,000	308,585
4.00%, 3/29/2021	450,000	483,005
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	282,420
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	256,190
2.95%, 12/18/2022	250,000	238,033
3.65%, 11/10/2021	300,000	303,582
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	200,000	198,365
Wyeth LLC:
5.45%, 4/1/2017	50,000	55,117
6.45%, 2/1/2024	300,000	368,355
Zoetis, Inc.:
1.15%, 2/1/2016	30,000	30,065
1.88%, 2/1/2018	150,000	148,533
3.25%, 2/1/2023	213,000	207,537

		16,775,197

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 3.25%, 12/1/2017	250,000	257,534

REAL ESTATE INVESTMENT TRUSTS — 4.0%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	248,008
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	100,000	100,125
American Tower Corp.:
3.40%, 2/15/2019	120,000	122,294
3.50%, 1/31/2023	300,000	288,241
4.50%, 1/15/2018	100,000	106,500
5.00%, 2/15/2024	450,000	472,341
5.05%, 9/1/2020	100,000	107,881
5.90%, 11/1/2021 (a)	450,000	504,962
ARC Properties Operating Partnership LP/Clark Acquisition LLC:
2.00%, 2/6/2017 (c)	250,000	249,668
3.00%, 2/6/2019 (c)	150,000	148,905
4.60%, 2/6/2024 (c)	250,000	251,685
AvalonBay Communities, Inc.:
3.63%, 10/1/2020	150,000	156,126
5.75%, 9/15/2016	100,000	108,652
BioMed Realty LP 4.25%, 7/15/2022	250,000	257,168
Boston Properties LP:
3.70%, 11/15/2018	100,000	105,614
3.85%, 2/1/2023	400,000	408,121
5.63%, 11/15/2020	150,000	171,226
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	214,546
Camden Property Trust:
2.95%, 12/15/2022	300,000	289,170
4.63%, 6/15/2021	50,000	54,251
CBL & Associates LP 5.25%, 12/1/2023	150,000	160,360
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	96,335
CubeSmart LP 4.38%, 12/15/2023	100,000	103,112
DDR Corp.:
3.38%, 5/15/2023	250,000	238,539
3.50%, 1/15/2021	100,000	99,357
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	240,999
5.25%, 3/15/2021 (a)	350,000	379,670
Duke Realty LP:
3.88%, 2/15/2021	250,000	256,389
3.88%, 10/15/2022	300,000	301,336
EPR Properties 5.75%, 8/15/2022	100,000	109,620
Equity Commonwealth 6.25%, 6/15/2017	100,000	107,129
ERP Operating LP:
3.00%, 4/15/2023	200,000	192,261
4.63%, 12/15/2021	150,000	162,468
5.75%, 6/15/2017	110,000	121,953
Essex Portfolio LP:
3.88%, 5/1/2024	150,000	150,775
5.50%, 3/15/2017	300,000	327,621
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	99,247
Government Properties Income Trust 3.75%, 8/15/2019	50,000	50,370
HCP, Inc.:
3.15%, 8/1/2022	100,000	97,224
3.75%, 2/1/2016	55,000	57,008
4.25%, 11/15/2023	150,000	153,807
5.38%, 2/1/2021	250,000	279,006
6.30%, 9/15/2016	150,000	164,628
6.70%, 1/30/2018	250,000	286,967
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	251,822
4.13%, 4/1/2019	150,000	159,897
4.95%, 1/15/2021	350,000	382,211
6.13%, 4/15/2020	150,000	173,503

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.20%, 6/1/2016	$100,000	$108,334
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	165,744
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	100,000	99,159
Highwoods Realty LP 3.20%, 6/15/2021	800,000	789,757
Hospitality Properties Trust:
5.00%, 8/15/2022	300,000	315,870
6.30%, 6/15/2016	200,000	211,454
6.70%, 1/15/2018	300,000	333,892
Host Hotels & Resorts LP 4.75%, 3/1/2023 (a)	400,000	423,339
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	101,942
Kilroy Realty LP 4.80%, 7/15/2018	250,000	268,621
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	275,314
6.88%, 10/1/2019	100,000	118,631
Liberty Property LP 5.50%, 12/15/2016	250,000	270,548
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	151,088
3.15%, 5/15/2023	100,000	90,046
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	51,821
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	101,631
3.90%, 6/15/2024	150,000	149,885
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	150,000	161,250
Piedmont Operating Partnership LP 4.45%, 3/15/2024 (a)	150,000	152,170
ProLogis LP:
3.35%, 2/1/2021	250,000	250,485
4.25%, 8/15/2023	300,000	311,890
Realty Income Corp.:
5.95%, 9/15/2016	250,000	271,426
6.75%, 8/15/2019	350,000	409,405
Regency Centers LP 5.88%, 6/15/2017	150,000	166,454
Senior Housing Properties Trust 3.25%, 5/1/2019	200,000	200,964
Simon Property Group LP:
2.15%, 9/15/2017	300,000	304,531
2.75%, 2/1/2023	150,000	143,724
3.38%, 3/15/2022	150,000	152,369
4.38%, 3/1/2021	150,000	163,062
5.65%, 2/1/2020	250,000	287,367
10.35%, 4/1/2019	300,000	395,834
UDR, Inc.:
4.25%, 6/1/2018	200,000	213,775
4.63%, 1/10/2022	50,000	53,641
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	146,000	146,894
2.00%, 2/15/2018	250,000	250,154
2.70%, 4/1/2020	200,000	197,674
4.25%, 3/1/2022	150,000	156,029
4.75%, 6/1/2021	100,000	107,971
Vornado Realty LP 5.00%, 1/15/2022 (a)	150,000	162,763
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	99,599
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	245,100
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	264,775

		18,865,480

ROAD & RAIL — 1.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	194,468
3.05%, 3/15/2022	200,000	198,564
3.05%, 9/1/2022	600,000	591,727
3.45%, 9/15/2021	200,000	205,940
5.65%, 5/1/2017	300,000	332,009
5.75%, 3/15/2018	200,000	225,773
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	94,152
5.55%, 3/1/2019	250,000	284,717
Canadian Pacific Railway Co. 6.50%, 5/15/2018	300,000	346,249
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	150,000	163,819
CSX Corp.:
3.70%, 11/1/2023 (a)	94,000	96,798
6.25%, 3/15/2018	300,000	343,330
7.38%, 2/1/2019	205,000	247,098
JB Hunt Transport Services, Inc. 2.40%, 3/15/2019	50,000	49,768
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	143,718
Norfolk Southern Corp.:
3.00%, 4/1/2022	100,000	98,750
3.25%, 12/1/2021	250,000	253,429
5.75%, 1/15/2016	150,000	159,126
5.90%, 6/15/2019	250,000	287,378
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	149,622
2.45%, 11/15/2018	150,000	151,091
2.45%, 9/3/2019	250,000	248,042
Union Pacific Corp.:
2.95%, 1/15/2023	200,000	198,124
3.65%, 2/15/2024	231,000	238,380
4.16%, 7/15/2022	100,000	107,944
Wabtec Corp. 4.38%, 8/15/2023	100,000	103,905

		5,513,921

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	175,000	175,680
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	287,629
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	107,785
Broadcom Corp.:
2.50%, 8/15/2022	150,000	140,854

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.70%, 11/1/2018 (a)	$150,000	$153,322
Intel Corp.:
1.35%, 12/15/2017	350,000	348,384
1.95%, 10/1/2016	300,000	306,309
2.70%, 12/15/2022	350,000	339,207
3.30%, 10/1/2021	327,000	336,097
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	115,619
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	150,405
Texas Instruments, Inc.:
1.65%, 8/3/2019 (a)	250,000	243,601
2.25%, 5/1/2023	450,000	420,755
Xilinx, Inc. 2.13%, 3/15/2019	150,000	149,017

		3,274,664

SOFTWARE — 1.2%
CA, Inc. 2.88%, 8/15/2018	150,000	152,170
Intuit, Inc. 5.75%, 3/15/2017	150,000	165,435
Microsoft Corp.:
1.00%, 5/1/2018	250,000	245,221
2.13%, 11/15/2022	300,000	285,825
2.38%, 5/1/2023 (a)	150,000	143,184
2.50%, 2/8/2016	250,000	256,606
3.63%, 12/15/2023	200,000	208,017
4.00%, 2/8/2021	300,000	325,930
4.20%, 6/1/2019	335,000	367,823
Oracle Corp.:
1.20%, 10/15/2017 (a)	1,250,000	1,238,978
2.25%, 10/8/2019	350,000	348,673
2.38%, 1/15/2019	50,000	50,518
2.50%, 10/15/2022	350,000	334,224
2.80%, 7/8/2021	250,000	247,943
3.40%, 7/8/2024	225,000	223,721
3.63%, 7/15/2023	150,000	153,934
5.00%, 7/8/2019	250,000	280,312
5.75%, 4/15/2018	250,000	283,152
Symantec Corp. 4.20%, 9/15/2020	350,000	364,392

		5,676,058

SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	50,000	52,570
5.75%, 5/1/2020	100,000	112,503
AutoNation, Inc.:
5.50%, 2/1/2020	300,000	329,355
6.75%, 4/15/2018	300,000	343,875
AutoZone, Inc.:
1.30%, 1/13/2017	150,000	149,402
7.13%, 8/1/2018 (a)	200,000	233,201
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	75,000	74,328
Costco Wholesale Corp. 1.13%, 12/15/2017	50,000	49,434
Dollar General Corp. 3.25%, 4/15/2023	250,000	222,645
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	254,650
3.12%, 4/15/2022	167,000	168,429
3.88%, 9/15/2023 (a)	150,000	157,542
4.63%, 4/15/2020	125,000	137,623
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	74,419
4.63%, 9/15/2021	100,000	107,861
QVC, Inc.:
4.38%, 3/15/2023	150,000	148,912
5.13%, 7/2/2022	300,000	316,988
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	99,717
Staples, Inc. 4.38%, 1/12/2023	300,000	296,216
The Gap, Inc. 5.95%, 4/12/2021	250,000	283,392
The Home Depot, Inc.:
2.00%, 6/15/2019	200,000	198,215
2.25%, 9/10/2018	143,000	144,958
2.70%, 4/1/2023	250,000	242,055
3.95%, 9/15/2020	250,000	268,062
4.40%, 4/1/2021	200,000	220,666
5.40%, 3/1/2016	425,000	452,689
The TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	94,697
2.75%, 6/15/2021	200,000	198,606

		5,433,010

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.:
0.45%, 5/3/2016	250,000	249,302
1.00%, 5/3/2018	450,000	438,916
1.05%, 5/5/2017 (a)	300,000	299,022
2.40%, 5/3/2023	700,000	661,326
2.85%, 5/6/2021	900,000	902,436
3.45%, 5/6/2024	350,000	352,882
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	104,364
6.50%, 3/15/2018	150,000	170,220
EMC Corp.:
1.88%, 6/1/2018	400,000	397,109
2.65%, 6/1/2020	200,000	198,222
3.38%, 6/1/2023	150,000	147,187
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	84,522
3.50%, 4/15/2023	306,000	300,699
5.00%, 3/15/2022	400,000	422,613
Hewlett-Packard Co.:
2.60%, 9/15/2017	200,000	205,412
2.75%, 1/14/2019	100,000	101,414
3.00%, 9/15/2016 (a)	250,000	258,786
3.30%, 12/9/2016	150,000	156,363
3.75%, 12/1/2020	200,000	207,235
4.05%, 9/15/2022 (a)	250,000	258,442
4.30%, 6/1/2021	400,000	426,493
4.38%, 9/15/2021	150,000	160,152
4.65%, 12/9/2021 (a)	650,000	705,346
International Business Machines Corp.:
0.45%, 5/6/2016	300,000	298,779
1.63%, 5/15/2020	100,000	95,739
1.88%, 8/1/2022	350,000	321,792

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.95%, 7/22/2016	$50,000	$51,024
1.95%, 2/12/2019 (a)	200,000	199,495
2.00%, 1/5/2016	250,000	254,495
2.90%, 11/1/2021	400,000	404,897
3.38%, 8/1/2023	200,000	201,920
3.63%, 2/12/2024	250,000	255,911
5.70%, 9/14/2017	195,000	219,123
7.63%, 10/15/2018	250,000	303,861
8.38%, 11/1/2019	500,000	644,631
Lexmark International, Inc. 5.13%, 3/15/2020 (a)	100,000	107,591
NetApp, Inc.:
2.00%, 12/15/2017	192,000	193,082
3.38%, 6/15/2021	100,000	101,056
Seagate HDD Cayman:
3.75%, 11/15/2018 (c)	500,000	510,000
4.75%, 6/1/2023	200,000	202,000

		11,573,859

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
NIKE, Inc. 2.25%, 5/1/2023 (a)	100,000	94,297
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	50,028

		144,325

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	200,000	213,687
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	149,378
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	262,805

		625,870

TOBACCO — 0.9%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	287,125
4.00%, 1/31/2024 (a)	250,000	255,492
4.75%, 5/5/2021	200,000	218,185
9.70%, 11/10/2018	299,000	383,483
Lorillard Tobacco Co.:
2.30%, 8/21/2017	120,000	120,911
3.50%, 8/4/2016 (a)	45,000	46,664
6.88%, 5/1/2020 (a)	150,000	175,630
8.13%, 6/23/2019	250,000	305,690
Philip Morris International, Inc.:
1.13%, 8/21/2017	250,000	248,004
1.63%, 3/20/2017	150,000	151,335
1.88%, 1/15/2019	150,000	148,436
2.50%, 8/22/2022	50,000	47,850
2.63%, 3/6/2023	40,000	38,087
2.90%, 11/15/2021	250,000	249,378
4.50%, 3/26/2020	250,000	274,401
5.65%, 5/16/2018	400,000	451,538
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	33,040
3.25%, 11/1/2022	250,000	240,862
4.85%, 9/15/2023	250,000	265,884
UST LLC 5.75%, 3/1/2018	150,000	168,060

		4,110,055

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	148,905
2.38%, 7/30/2018	232,000	231,950

		380,855

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
America Movil SAB de CV:
2.38%, 9/8/2016	150,000	153,256
3.13%, 7/16/2022	250,000	242,339
5.00%, 3/30/2020	350,000	382,811
5.63%, 11/15/2017	200,000	222,747
AT&T, Inc.:
4.45%, 5/15/2021	200,000	216,935
5.50%, 2/1/2018	848,000	947,574
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	106,909
6.00%, 7/8/2019	250,000	287,516
6.75%, 8/20/2018	150,000	174,489
Embarq Corp. 7.08%, 6/1/2016	50,000	54,820
France Telecom SA:
4.13%, 9/14/2021	100,000	105,350
5.38%, 7/8/2019	200,000	224,922
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	200,000	199,410
Orange SA 2.75%, 9/14/2016	250,000	257,276
Rogers Communications, Inc.:
4.10%, 10/1/2023	150,000	154,244
6.80%, 8/15/2018	330,000	385,632
Telefonica Emisiones SAU:
3.99%, 2/16/2016	205,000	213,248
4.57%, 4/27/2023 (a)	250,000	261,011
5.13%, 4/27/2020	255,000	279,975
6.22%, 7/3/2017	250,000	278,803
6.42%, 6/20/2016	300,000	325,834
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	169,436
Verizon Communications, Inc. 6.35%, 4/1/2019	250,000	290,373
Vodafone Group PLC:
1.25%, 9/26/2017	200,000	197,058
1.50%, 2/19/2018	250,000	245,683
1.63%, 3/20/2017	300,000	299,979
2.50%, 9/26/2022	250,000	230,095
2.95%, 2/19/2023	250,000	235,916
4.38%, 3/16/2021	50,000	53,226
4.63%, 7/15/2018	200,000	218,291
5.45%, 6/10/2019	100,000	112,364
5.63%, 2/27/2017	250,000	273,600

		7,801,122

TOTAL CORPORATE BONDS & NOTES —
(Cost $453,485,967)		458,269,216

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	14,759,123	$14,759,123
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	4,332,368	4,332,368

TOTAL SHORT TERM INVESTMENT — (i)
(Cost $19,091,491)		19,091,491

TOTAL INVESTMENTS — 102.3% (j)
(Cost $472,577,458)		477,360,707
OTHER ASSETS & LIABILITIES — (2.3)%		(10,933,865)

NET ASSETS — 100.0%		$466,426,842

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp. 3.60%, 11/15/2042	$50,000	$45,189
Honeywell International, Inc.:
5.38%, 3/1/2041	50,000	58,831
5.70%, 3/15/2036	100,000	120,672
5.70%, 3/15/2037	100,000	121,419
Lockheed Martin Corp.:
4.07%, 12/15/2042	210,000	199,992
4.85%, 9/15/2041	200,000	213,955
6.15%, 9/1/2036	130,000	162,095
Northrop Grumman Corp. 4.75%, 6/1/2043	225,000	231,602
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	68,149
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	47,647
Raytheon Co.:
4.70%, 12/15/2041	350,000	371,426
7.20%, 8/15/2027	50,000	65,861
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	109,151
The Boeing Co.:
5.88%, 2/15/2040	100,000	125,891
6.88%, 3/15/2039	120,000	168,188
United Technologies Corp.:
4.50%, 6/1/2042	747,000	774,067
5.40%, 5/1/2035	100,000	117,873
5.70%, 4/15/2040	100,000	120,080
6.05%, 6/1/2036	100,000	124,907
6.13%, 7/15/2038	130,000	163,191

		3,410,186

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp.:
3.88%, 8/1/2042	241,000	215,278
4.90%, 1/15/2034	250,000	268,658
5.10%, 1/15/2044	150,000	161,355
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	109,942
6.20%, 1/15/2038	275,000	352,088

		1,107,321

AIRLINES — 0.6%
American Airlines 2014-1 Pass Through Trust, Class A 3.70%, 4/1/2028	195,000	195,487
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2024	142,617	145,470
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	388,655	392,542
Hawaiian Airlines 2013-1 Pass Through Trust, Class A 3.90%, 1/15/2026	160,000	158,800
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026	100,000	100,500
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028	100,000	99,500
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	95,591	99,653
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	100,000	100,750

		1,292,702

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
4.63%, 7/2/2044	200,000	194,928
4.95%, 7/2/2064	31,000	30,406
5.25%, 12/1/2041	50,000	53,478
5.70%, 3/1/2041	50,000	56,410

		335,222

AUTOMOBILES — 0.6%
Daimler Finance North America LLC 8.50%, 1/18/2031	227,000	339,413
Ford Motor Co.:
4.75%, 1/15/2043	350,000	347,547
7.45%, 7/16/2031	475,000	628,451

		1,315,411

BANKS — 3.4%
Bank One Corp.:
7.63%, 10/15/2026	100,000	128,490
7.75%, 7/15/2025	100,000	128,234
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
5.25%, 5/24/2041	250,000	278,295
5.75%, 12/1/2043	350,000	399,763
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	145,716
HSBC Bank USA NA:
5.88%, 11/1/2034 (a)	100,000	119,455
7.00%, 1/15/2039	200,000	272,474
HSBC Holdings PLC:
5.25%, 3/14/2044	500,000	526,708
6.10%, 1/14/2042	650,000	827,542
6.50%, 5/2/2036	150,000	184,611
6.50%, 9/15/2037	245,000	300,402
6.80%, 6/1/2038	650,000	834,264
7.63%, 5/17/2032	100,000	133,842
JPMorgan Chase & Co. 5.60%, 7/15/2041	150,000	171,561
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	131,089
PNC Bank NA 4.20%, 11/1/2025	100,000	104,129
Wachovia Bank NA 6.60%, 1/15/2038	350,000	467,354
Wachovia Corp.:
5.50%, 8/1/2035	150,000	166,991
7.50%, 4/15/2035	100,000	134,136
7.57%, 8/1/2026	200,000	256,795
Wells Fargo & Co.:
4.10%, 6/3/2026	385,000	383,261

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 2/7/2035	$100,000	$114,401
5.38%, 11/2/2043	250,000	272,189
5.61%, 1/15/2044	600,000	675,068
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	104,000

		7,260,770

BEVERAGES — 1.5%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	100,000	127,110
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	200,000	184,525
4.63%, 2/1/2044 (a)	300,000	304,335
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	224,000	199,285
6.38%, 1/15/2040	190,000	241,593
8.00%, 11/15/2039	100,000	148,249
8.20%, 1/15/2039	175,000	264,664
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	84,248
Diageo Capital PLC 3.88%, 4/29/2043 (a)	30,000	27,611
Diageo Investment Corp.:
4.25%, 5/11/2042	135,000	132,091
7.45%, 4/15/2035	100,000	139,185
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	350,000	324,149
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	250,000	252,799
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	115,323
PepsiCo, Inc.:
3.60%, 8/13/2042	200,000	175,754
4.00%, 3/5/2042	100,000	94,040
4.88%, 11/1/2040	150,000	159,653
5.50%, 1/15/2040	50,000	57,875
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029 (a)	150,000	198,763

		3,231,252

BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
4.95%, 10/1/2041	200,000	205,893
5.15%, 11/15/2041	725,000	767,939
5.38%, 5/15/2043	175,000	190,857
5.65%, 6/15/2042	100,000	113,572
6.38%, 6/1/2037	100,000	120,744
6.40%, 2/1/2039	150,000	182,864
6.90%, 6/1/2038	150,000	192,864
Celgene Corp.:
4.63%, 5/15/2044	600,000	582,992
5.25%, 8/15/2043	50,000	53,046
Genentech, Inc. 5.25%, 7/15/2035	100,000	112,888
Gilead Sciences, Inc.:
4.80%, 4/1/2044	500,000	523,739
5.65%, 12/1/2041	100,000	116,798

		3,164,196

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (b)	30,000	30,025
Owens Corning 7.00%, 12/1/2036	91,000	108,287

		138,312

CAPITAL MARKETS — 3.2%
Jefferies Group, Inc.:
6.25%, 1/15/2036	200,000	210,020
6.45%, 6/8/2027	100,000	111,904
Morgan Stanley:
4.35%, 9/8/2026	600,000	591,814
5.00%, 11/24/2025	875,000	914,637
6.25%, 8/9/2026	50,000	59,447
6.38%, 7/24/2042	275,000	343,309
7.25%, 4/1/2032	100,000	132,989
Northern Trust Corp. 3.95%, 10/30/2025	350,000	360,177
The Bank Of New York Mellon Corp. 3.95%, 11/18/2025	500,000	518,198
The Goldman Sachs Group, Inc.:
4.80%, 7/8/2044	355,000	354,693
5.95%, 1/15/2027	200,000	224,540
6.13%, 2/15/2033	540,000	646,223
6.25%, 2/1/2041	480,000	578,877
6.45%, 5/1/2036	150,000	172,965
6.75%, 10/1/2037	1,272,000	1,516,449

		6,736,242

CHEMICALS — 1.9%
Agrium, Inc. 6.13%, 1/15/2041	125,000	147,167
Airgas, Inc. 3.65%, 7/15/2024	100,000	100,327
CF Industries, Inc.:
4.95%, 6/1/2043	25,000	24,903
5.15%, 3/15/2034	125,000	130,893
5.38%, 3/15/2044	200,000	209,743
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	100,000	94,341
4.90%, 1/15/2041	100,000	105,248
5.60%, 12/15/2036	100,000	115,567
Eastman Chemical Co.:
4.65%, 10/15/2044	100,000	96,163
4.80%, 9/1/2042	100,000	97,664
Ecolab, Inc. 5.50%, 12/8/2041	50,000	57,235
LYB International Finance BV:
4.88%, 3/15/2044	200,000	203,745
5.25%, 7/15/2043	164,000	174,504
Monsanto Co.:
3.60%, 7/15/2042	37,000	32,090
4.20%, 7/15/2034	140,000	140,449
4.70%, 7/15/2064	300,000	297,966
5.88%, 4/15/2038	100,000	119,262
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	120,340
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	202,677
The Dow Chemical Co.:
3.50%, 10/1/2024	200,000	195,715

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.25%, 10/1/2034	$150,000	$145,370
4.38%, 11/15/2042	100,000	92,673
4.63%, 10/1/2044	150,000	145,492
5.25%, 11/15/2041 (a)	50,000	51,563
7.38%, 11/1/2029	400,000	527,076
9.40%, 5/15/2039	105,000	166,141
The Mosaic Co.:
5.45%, 11/15/2033	75,000	82,862
5.63%, 11/15/2043	158,000	174,866
The Sherwin-Williams Co. 4.00%, 12/15/2042	50,000	46,516

		4,098,558

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Equifax, Inc. 7.00%, 7/1/2037	100,000	127,706
Massachusetts Institute of Technology 3.96%, 7/1/2038	90,000	91,549
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	45,718
Republic Services, Inc.:
5.70%, 5/15/2041	150,000	173,541
6.20%, 3/1/2040	150,000	182,273
The Western Union Co. 6.20%, 11/17/2036	150,000	153,541
Waste Management, Inc.:
3.50%, 5/15/2024	100,000	99,281
6.13%, 11/30/2039	100,000	122,845
7.75%, 5/15/2032	150,000	211,498

		1,207,952

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
5.50%, 1/15/2040	300,000	348,760
5.90%, 2/15/2039	534,000	644,381
Harris Corp. 6.15%, 12/15/2040	50,000	59,538
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	108,960
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	62,511

		1,224,150

COMPUTERS (PERIPHERALS) — 0.2%
Seagate HDD Cayman 4.75%, 1/1/2025 (a)(b)	350,000	347,375

CONSTRUCTION & ENGINEERING — 0.0% (c)
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	61,160

CONSUMER FINANCE — 0.1%
John Deere Capital Corp. 3.35%, 6/12/2024	300,000	301,507

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	200,000	230,892

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	99,016
Massachusetts Institute of Technology:
4.68%, 7/1/2114	100,000	105,637
5.60%, 7/1/2111	100,000	125,881

		330,534

DIVERSIFIED FINANCIAL SERVICES — 5.8%
American Express Co. 4.05%, 12/3/2042	100,000	94,296
Aon Corp. 6.25%, 9/30/2040	50,000	61,952
AXA Financial, Inc. 7.00%, 4/1/2028	150,000	184,902
Bank of America Corp.:
4.88%, 4/1/2044	225,000	232,894
5.00%, 1/21/2044	550,000	575,614
5.88%, 2/7/2042	125,000	147,360
6.00%, 10/15/2036	150,000	180,415
6.11%, 1/29/2037	315,000	360,527
Citigroup, Inc.:
5.30%, 5/6/2044	83,000	85,969
5.50%, 9/13/2025 (a)	300,000	326,554
5.88%, 2/22/2033	150,000	165,942
5.88%, 1/30/2042	250,000	298,180
6.00%, 10/31/2033	400,000	445,906
6.13%, 8/25/2036	350,000	399,233
6.63%, 1/15/2028	100,000	118,762
6.63%, 6/15/2032	150,000	178,105
6.68%, 9/13/2043	100,000	122,550
6.88%, 3/5/2038	105,000	136,239
8.13%, 7/15/2039	300,000	443,936
CME Group, Inc. 5.30%, 9/15/2043	150,000	171,118
Credit Suisse USA, Inc. 7.13%, 7/15/2032	350,000	479,228
General Electric Capital Corp.:
5.88%, 1/14/2038	960,000	1,154,654
6.75%, 3/15/2032	980,000	1,284,782
6.88%, 1/10/2039	599,000	805,028
General Electric Capital Corp., Series A 6.15%, 8/7/2037	645,000	796,425
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	139,579
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	113,140
Invesco Finance PLC 5.38%, 11/30/2043	50,000	56,140
JPMorgan Chase & Co.:
4.85%, 2/1/2044	400,000	418,963
5.40%, 1/6/2042	100,000	111,431
5.50%, 10/15/2040	100,000	112,672
5.63%, 8/16/2043	250,000	278,453
6.40%, 5/15/2038	585,000	730,297
Legg Mason, Inc. 5.63%, 1/15/2044	75,000	81,490
Leucadia National Corp. 6.63%, 10/23/2043	30,000	31,063
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	178,578
7.75%, 5/14/2038	370,000	498,990
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	107,315

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

UBS AG of Stamford, CT 7.75%, 9/1/2026	$100,000	$128,980

		12,237,662

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
AT&T, Inc.:
4.30%, 12/15/2042	392,000	357,619
4.35%, 6/15/2045	448,000	409,385
4.80%, 6/15/2044	300,000	294,613
5.55%, 8/15/2041	500,000	540,761
6.40%, 5/15/2038	10,000	11,951
6.50%, 9/1/2037	200,000	241,102
British Telecommunications PLC 9.63%, 12/15/2030	400,000	626,871
Pacific Bell Telephone Co. 7.13%, 3/15/2026	250,000	318,346
Qwest Corp.:
6.88%, 9/15/2033	150,000	150,375
7.25%, 9/15/2025	100,000	117,000
7.25%, 10/15/2035	100,000	103,000
Verizon Communications, Inc.:
3.85%, 11/1/2042	250,000	216,866
4.75%, 11/1/2041	100,000	99,167
4.86%, 8/21/2046 (b)	1,327,000	1,330,560
5.01%, 8/21/2054 (b)	200,000	200,227
5.05%, 3/15/2034 (a)	600,000	635,371
5.85%, 9/15/2035	227,000	261,387
6.00%, 4/1/2041	300,000	349,413
6.25%, 4/1/2037	250,000	298,574
6.40%, 9/15/2033	1,152,000	1,403,285
6.40%, 2/15/2038	100,000	120,808
6.55%, 9/15/2043	2,131,000	2,642,942
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	153,073
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	122,760

		11,005,456

ELECTRIC UTILITIES — 10.6%
Alabama Power Co.:
4.10%, 1/15/2042	400,000	397,049
4.15%, 8/15/2044	120,000	119,491
5.20%, 6/1/2041	100,000	115,854
6.00%, 3/1/2039	100,000	126,335
6.13%, 5/15/2038	70,000	89,997
Ameren Illinois Co. 4.30%, 7/1/2044	150,000	150,612
Appalachian Power Co.:
4.40%, 5/15/2044	200,000	198,849
5.80%, 10/1/2035	50,000	59,111
6.38%, 4/1/2036	100,000	124,783
6.70%, 8/15/2037	100,000	129,427
7.00%, 4/1/2038	10,000	13,417
Arizona Public Service Co.:
3.35%, 6/15/2024	150,000	150,741
4.50%, 4/1/2042	100,000	103,909
Berkshire Hathaway Energy 8.48%, 9/15/2028	125,000	179,257
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	100,000	90,529
4.50%, 4/1/2044	100,000	105,434
Cleco Power LLC 6.00%, 12/1/2040	100,000	118,015
CMS Energy Corp.:
4.70%, 3/31/2043	29,000	29,339
4.88%, 3/1/2044	100,000	103,472
Commonwealth Edison Co.:
3.80%, 10/1/2042	50,000	46,842
4.70%, 1/15/2044	100,000	107,687
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	123,314
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	50,000	47,182
4.20%, 3/15/2042	75,000	73,855
4.45%, 3/15/2044	250,000	255,124
5.30%, 3/1/2035	100,000	113,421
5.50%, 12/1/2039	75,000	87,537
5.70%, 12/1/2036	130,000	155,311
5.70%, 6/15/2040	50,000	59,899
5.85%, 3/15/2036	400,000	482,814
6.30%, 8/15/2037	15,000	18,994
Delmarva Power & Light Co. 4.00%, 6/1/2042	100,000	96,661
Dominion Gas Holdings LLC 4.80%, 11/1/2043	138,000	145,187
Dominion Resources, Inc:
5.95%, 6/15/2035	200,000	241,059
7.00%, 6/15/2038	100,000	132,569
DTE Electric Co. 4.30%, 7/1/2044	200,000	203,846
Duke Energy Carolinas LLC:
4.00%, 9/30/2042	150,000	146,414
4.25%, 12/15/2041	125,000	126,897
6.00%, 12/1/2028	100,000	120,153
6.05%, 4/15/2038	150,000	189,785
6.10%, 6/1/2037	100,000	123,643
6.45%, 10/15/2032	100,000	127,446
Duke Energy Indiana, Inc.:
4.90%, 7/15/2043	250,000	274,177
6.45%, 4/1/2039	180,000	238,095
Duke Energy Progress, Inc.:
4.10%, 3/15/2043	400,000	396,336
4.38%, 3/30/2044	250,000	257,931
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	115,026
Exelon Corp. 5.63%, 6/15/2035	200,000	221,343
Exelon Generation Co. LLC:
5.60%, 6/15/2042	260,000	276,798
6.25%, 10/1/2039	210,000	240,490
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	104,870
Florida Power & Light Co.:
3.25%, 6/1/2024	150,000	151,078
4.05%, 6/1/2042	100,000	99,090
4.05%, 10/1/2044	200,000	199,470
4.13%, 2/1/2042	300,000	300,467
5.69%, 3/1/2040	115,000	141,917
5.85%, 5/1/2037	50,000	62,083
5.95%, 2/1/2038	250,000	314,436
6.20%, 6/1/2036	150,000	194,290

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Florida Power Corp.:
6.35%, 9/15/2037	$100,000	$130,327
6.40%, 6/15/2038	80,000	105,457
Georgia Power Co.:
4.30%, 3/15/2042	100,000	99,917
4.30%, 3/15/2043	50,000	49,876
4.75%, 9/1/2040	125,000	132,619
5.95%, 2/1/2039	150,000	184,375
Iberdrola International BV 6.75%, 7/15/2036	100,000	122,979
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	64,545
ITC Holdings Corp. 3.65%, 6/15/2024	200,000	199,041
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	967	1,043
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	55,287
6.05%, 11/15/2035	50,000	60,452
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	86,391
Louisville Gas & Electric Co. 4.65%, 11/15/2043	100,000	107,013
MidAmerican Energy Holdings Co. 5.75%, 11/1/2035	100,000	121,140
Mississippi Power Co. 4.25%, 3/15/2042	100,000	96,002
Nevada Power Co.:
5.38%, 9/15/2040	75,000	87,335
6.65%, 4/1/2036	50,000	65,913
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	50,584
5.25%, 2/15/2043	100,000	107,432
5.65%, 2/1/2045	150,000	170,487
5.95%, 6/15/2041	100,000	116,953
Northern States Power Co.:
3.40%, 8/15/2042	100,000	88,659
4.13%, 5/15/2044	100,000	99,995
4.85%, 8/15/2040	100,000	110,996
5.35%, 11/1/2039	50,000	59,078
NSTAR Electric Co. 5.50%, 3/15/2040	100,000	119,763
Oglethorpe Power Corp.:
4.20%, 12/1/2042	25,000	23,865
4.55%, 6/1/2044	150,000	149,870
5.38%, 11/1/2040	65,000	72,550
5.95%, 11/1/2039	50,000	59,521
Ohio Edison Co. 6.88%, 7/15/2036	200,000	260,363
Ohio Power Co. 6.60%, 2/15/2033	102,000	130,142
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	100,000	105,224
5.25%, 5/15/2041	50,000	57,365
Oncor Electric Delivery Co. LLC:
4.55%, 12/1/2041	150,000	158,240
5.25%, 9/30/2040	50,000	57,952
5.30%, 6/1/2042	50,000	58,364
7.50%, 9/1/2038	125,000	177,819
Pacific Gas & Electric Co.:
4.60%, 6/15/2043	125,000	128,905
4.75%, 2/15/2044	200,000	210,525
5.13%, 11/15/2043	350,000	387,700
5.80%, 3/1/2037	150,000	177,936
6.05%, 3/1/2034	500,000	614,004
PacifiCorp:
6.00%, 1/15/2039	100,000	125,371
6.10%, 8/1/2036	50,000	63,196
6.25%, 10/15/2037	150,000	192,881
Peco Energy Co. 4.15%, 10/1/2044	100,000	100,761
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	49,545
7.90%, 12/15/2038	100,000	149,714
PPL Capital Funding, Inc. 4.70%, 6/1/2043	50,000	50,901
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	150,000	149,225
5.20%, 7/15/2041	55,000	63,363
6.25%, 5/15/2039	50,000	64,852
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	122,881
7.75%, 3/1/2031	90,000	124,914
Public Service Co. of Colorado:
4.30%, 3/15/2044	100,000	102,426
6.25%, 9/1/2037	100,000	131,299
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	100,000	92,634
3.95%, 5/1/2042	50,000	48,726
4.00%, 6/1/2044	200,000	195,733
5.50%, 3/1/2040	100,000	120,450
5.80%, 5/1/2037	100,000	123,945
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	103,969
5.48%, 6/1/2035	75,000	89,533
5.64%, 4/15/2041	50,000	61,000
5.76%, 10/1/2039	100,000	123,332
5.80%, 3/15/2040	55,000	68,385
7.02%, 12/1/2027	100,000	131,544
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	275,000	268,933
4.30%, 4/1/2042	100,000	102,832
4.50%, 8/15/2040	100,000	105,924
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	123,138
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	50,592
4.50%, 6/1/2064	200,000	197,828
4.60%, 6/15/2043	100,000	104,784
5.30%, 5/15/2033	50,000	57,228
5.45%, 2/1/2041	50,000	58,437
Southern California Edison Co.:
3.90%, 3/15/2043	50,000	47,482
4.05%, 3/15/2042	100,000	98,287
4.50%, 9/1/2040	50,000	52,528
4.65%, 10/1/2043	400,000	428,009
5.35%, 7/15/2035	300,000	354,665
5.95%, 2/1/2038	100,000	124,913
6.00%, 1/15/2034	100,000	125,073

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Southern California Edison Co., Series G 5.75%, 4/1/2035	$50,000	$61,642
Southern Power Co. 5.25%, 7/15/2043	150,000	164,568
Southwestern Public Service Co. 4.50%, 8/15/2041	350,000	366,340
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	121,524
Tampa Electric Co.:
4.10%, 6/15/2042	300,000	295,337
4.35%, 5/15/2044	50,000	51,123
6.15%, 5/15/2037	14,000	17,757
6.55%, 5/15/2036	50,000	65,689
The Connecticut Light & Power Co.:
4.30%, 4/15/2044	100,000	102,089
6.35%, 6/1/2036	50,000	64,979
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	72,599
5.70%, 10/1/2037	250,000	305,589
Union Electric Co. 8.45%, 3/15/2039	100,000	158,107
Virginia Electric and Power Co.:
4.45%, 2/15/2044	150,000	155,591
4.65%, 8/15/2043	200,000	213,275
6.00%, 5/15/2037	89,000	112,165
Westar Energy, Inc.:
4.10%, 4/1/2043	50,000	49,296
4.13%, 3/1/2042	100,000	99,023
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	50,000	46,060
4.25%, 6/1/2044	60,000	60,954
Wisconsin Power & Light Co. 6.38%, 8/15/2037	50,000	65,223
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	54,603
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	53,310

		22,451,238

ELECTRICAL EQUIPMENT — 0.0% (c)
Emerson Electric Co. 6.00%, 8/15/2032	50,000	61,913

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc.:
4.75%, 3/15/2042	150,000	156,965
5.75%, 8/15/2040	75,000	89,175
7.25%, 8/15/2036	50,000	63,304

		309,444

ENERGY EQUIPMENT & SERVICES — 1.0%
Cameron International Corp. 5.95%, 6/1/2041	100,000	116,117
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	350,000	323,900
Halliburton Co.:
4.50%, 11/15/2041	60,000	60,885
4.75%, 8/1/2043	250,000	263,865
6.70%, 9/15/2038	100,000	131,960
7.45%, 9/15/2039	100,000	141,941
National Oilwell Varco, Inc. 3.95%, 12/1/2042	200,000	190,031
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	59,054
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	400,000	436,815
6.50%, 8/1/2036	325,000	370,258
6.75%, 9/15/2040	100,000	118,961

		2,213,787

FOOD & STAPLES RETAILING — 2.5%
CVS Health Corp.:
5.30%, 12/5/2043	125,000	139,815
5.75%, 5/15/2041	100,000	117,287
6.25%, 6/1/2027	200,000	249,149
Delhaize America LLC 9.00%, 4/15/2031	50,000	66,514
Safeway, Inc. 7.25%, 2/1/2031 (a)	300,000	292,125
Sysco Corp.:
4.35%, 10/2/2034	210,000	214,022
4.50%, 10/2/2044	200,000	202,455
6.63%, 3/17/2039	100,000	132,489
The Kroger Co.:
5.15%, 8/1/2043	130,000	138,569
5.40%, 7/15/2040	100,000	109,422
7.50%, 4/1/2031	65,000	84,802
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	100,000	96,449
4.30%, 4/22/2044 (a)	250,000	251,857
4.75%, 10/2/2043	200,000	215,564
4.88%, 7/8/2040	175,000	190,713
5.00%, 10/25/2040	150,000	166,482
5.25%, 9/1/2035	430,000	495,355
5.63%, 4/1/2040	200,000	240,623
5.63%, 4/15/2041	275,000	332,082
5.88%, 4/5/2027	200,000	247,592
6.20%, 4/15/2038	100,000	127,863
6.50%, 8/15/2037	875,000	1,155,726
Walgreen Co. 4.40%, 9/15/2042 (a)	50,000	46,179

		5,313,134

FOOD PRODUCTS — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	125,085
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	150,000	142,912
5.38%, 9/15/2035	100,000	113,922
5.94%, 10/1/2032	50,000	60,489
Campbell Soup Co. 3.80%, 8/2/2042 (a)	58,000	49,897
ConAgra Foods, Inc.:
4.65%, 1/25/2043 (a)	50,000	48,428
6.63%, 8/15/2039	150,000	183,114
7.00%, 10/1/2028	50,000	62,948
7.13%, 10/1/2026	50,000	62,180
Delhaize Group SA 5.70%, 10/1/2040	50,000	52,987
General Mills, Inc.:
4.15%, 2/15/2043	50,000	47,555
5.40%, 6/15/2040	100,000	111,899
Kellogg Co. 7.45%, 4/1/2031	375,000	487,121

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Kraft Foods Group, Inc.:
5.00%, 6/4/2042	$400,000	$411,839
6.50%, 2/9/2040	50,000	61,496
6.88%, 1/26/2039	100,000	126,953
Mondelez International, Inc. 6.50%, 2/9/2040	510,000	635,884
The Hershey Co. 7.20%, 8/15/2027	50,000	66,219
Tyson Foods, Inc. 4.88%, 8/15/2034	75,000	77,085
Unilever Capital Corp. 5.90%, 11/15/2032 (a)	210,000	275,365

		3,203,378

GAS UTILITIES — 0.5%
AGL Capital Corp.:
4.40%, 6/1/2043	300,000	302,159
5.88%, 3/15/2041	70,000	85,199
6.00%, 10/1/2034	50,000	61,287
Atmos Energy Corp.:
4.15%, 1/15/2043 (a)	125,000	123,861
5.50%, 6/15/2041	50,000	59,329
ONE Gas, Inc. 4.66%, 2/1/2044 (b)	130,000	139,777
Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	100,000	102,229
4.65%, 8/1/2043	25,000	26,917
Southern California Gas Co.:
3.75%, 9/15/2042	50,000	47,142
4.45%, 3/15/2044	100,000	105,286

		1,053,186

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Baxter International, Inc.:
3.65%, 8/15/2042	100,000	90,477
6.25%, 12/1/2037	100,000	126,611
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	124,165
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	137,461
CareFusion Corp. 4.88%, 5/15/2044	100,000	97,997
Covidien International Finance SA 6.55%, 10/15/2037	100,000	129,125
Medtronic, Inc.:
4.00%, 4/1/2043 (a)	150,000	142,528
4.50%, 3/15/2042	100,000	101,822
4.63%, 3/15/2044	200,000	205,494
5.55%, 3/15/2040	100,000	116,737
St. Jude Medical, Inc. 4.75%, 4/15/2043	225,000	228,321
Stryker Corp. 4.38%, 5/15/2044	100,000	99,504
Zimmer Holdings, Inc. 5.75%, 11/30/2039	100,000	114,986

		1,715,228

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.:
4.13%, 11/15/2042	400,000	369,872
4.50%, 5/15/2042	90,000	88,526
4.75%, 3/15/2044	100,000	101,980
6.63%, 6/15/2036	100,000	126,722
Cardinal Health, Inc. 4.60%, 3/15/2043	60,000	60,426
Catholic Health Initiatives 4.35%, 11/1/2042	50,000	47,150
CIGNA Corp.:
5.38%, 2/15/2042	300,000	330,455
5.88%, 3/15/2041	100,000	121,362
7.88%, 5/15/2027	100,000	132,583
Humana, Inc.:
4.63%, 12/1/2042	107,000	102,444
4.95%, 10/1/2044	150,000	151,743
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	54,568
Mayo Clinic 4.00%, 11/15/2047	100,000	96,413
McKesson Corp.:
4.88%, 3/15/2044	250,000	256,989
6.00%, 3/1/2041	50,000	58,799
Owens & Minor, Inc. 4.38%, 12/15/2024	67,000	67,524
Quest Diagnostics, Inc.:
4.25%, 4/1/2024	100,000	101,467
6.95%, 7/1/2037	75,000	91,180
The Cleveland Clinic Foundation 4.86%, 1/1/2114	70,000	69,058
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	100,000	94,094
4.25%, 3/15/2043	100,000	96,709
4.38%, 3/15/2042	150,000	149,757
4.63%, 11/15/2041	100,000	103,742
5.80%, 3/15/2036	50,000	60,717
5.95%, 2/15/2041	100,000	123,171
6.63%, 11/15/2037	100,000	130,252
6.88%, 2/15/2038	515,000	692,067
WellPoint, Inc.:
4.63%, 5/15/2042	200,000	197,224
4.65%, 1/15/2043	205,000	200,097
5.10%, 1/15/2044	200,000	209,205
5.85%, 1/15/2036	50,000	58,235
5.95%, 12/15/2034	10,000	11,712
6.38%, 6/15/2037	130,000	160,077

		4,716,320

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	54,266
McDonald’s Corp.:
3.63%, 5/1/2043	100,000	88,876
3.70%, 2/15/2042	275,000	250,446
4.88%, 7/15/2040	75,000	81,368
6.30%, 10/15/2037	250,000	318,126
6.30%, 3/1/2038	75,000	95,629
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	200,000	197,802
4.50%, 10/1/2034	150,000	146,034
Yum! Brands, Inc. 6.88%, 11/15/2037	32,000	40,658

		1,273,205

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD DURABLES — 0.0% (c)
Whirlpool Corp. 5.15%, 3/1/2043	$50,000	$51,865

HOUSEHOLD PRODUCTS — 0.4%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	115,000	106,274
5.30%, 3/1/2041	100,000	117,361
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	121,806
5.55%, 3/5/2037	350,000	426,577
5.80%, 8/15/2034	100,000	125,859

		897,877

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
TransAlta Corp. 6.50%, 3/15/2040	100,000	99,318

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.:
3.88%, 6/15/2044	150,000	144,598
5.70%, 3/15/2037	100,000	123,756
General Electric Co.:
4.13%, 10/9/2042	450,000	442,639
4.50%, 3/11/2044	375,000	389,042
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	53,875
6.88%, 3/11/2038	100,000	131,816
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	132,082

		1,417,808

INSURANCE — 4.6%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	50,000	48,975
6.70%, 5/15/2036	50,000	66,738
Aflac, Inc.:
6.45%, 8/15/2040	50,000	63,237
6.90%, 12/17/2039	18,000	23,795
Alleghany Corp. 4.90%, 9/15/2044	125,000	124,312
American International Group, Inc.:
4.50%, 7/16/2044	700,000	693,755
6.25%, 5/1/2036	225,000	279,896
8.18%, 5/15/2058 (d)	525,000	711,375
Aon PLC:
3.50%, 6/14/2024	100,000	98,147
4.25%, 12/12/2042	120,000	112,403
4.45%, 5/24/2043	50,000	48,231
Arch Capital Group US, Inc. 5.14%, 11/1/2043	170,000	183,450
Assurant, Inc. 6.75%, 2/15/2034	50,000	59,352
AXA SA 8.60%, 12/15/2030	215,000	288,100
AXIS Specialty Finance PLC 5.15%, 4/1/2045	50,000	51,127
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	100,000	98,296
4.40%, 5/15/2042	50,000	49,799
5.75%, 1/15/2040	250,000	298,801
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	200,000	203,047
Chubb Corp. 6.50%, 5/15/2038	120,000	160,540
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	121,703
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	60,162
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	100,000	97,887
Genworth Financial, Inc. 6.50%, 6/15/2034	50,000	56,451
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	121,000	114,800
6.63%, 3/30/2040	50,000	64,613
Lincoln National Corp.:
6.30%, 10/9/2037	150,000	185,360
7.00%, 6/15/2040	100,000	134,560
Loews Corp.:
4.13%, 5/15/2043	50,000	46,805
6.00%, 2/1/2035	50,000	59,361
Markel Corp. 5.00%, 3/30/2043	33,000	33,734
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	400,000	395,553
5.88%, 8/1/2033	50,000	59,124
MetLife, Inc.:
4.13%, 8/13/2042 (a)	150,000	143,288
4.88%, 11/13/2043	250,000	267,019
5.70%, 6/15/2035	100,000	118,219
6.38%, 6/15/2034	100,000	127,302
6.40%, 12/15/2036	200,000	224,000
6.50%, 12/15/2032	100,000	127,498
10.75%, 8/1/2039	440,000	712,800
Principal Financial Group, Inc.:
4.63%, 9/15/2042	50,000	50,947
6.05%, 10/15/2036	50,000	60,961
Protective Life Corp. 8.45%, 10/15/2039	50,000	74,431
Prudential Financial, Inc.:
4.60%, 5/15/2044	100,000	98,798
5.10%, 8/15/2043	100,000	106,196
5.40%, 6/13/2035	50,000	55,477
5.63%, 5/12/2041	125,000	142,344
5.75%, 7/15/2033	75,000	86,228
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	300,000	343,076
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	43,396
The Allstate Corp.:
4.50%, 6/15/2043	300,000	309,566
5.35%, 6/1/2033	50,000	57,561
5.55%, 5/9/2035	75,000	88,808
5.95%, 4/1/2036	30,000	37,263
The Progressive Corp.:
4.35%, 4/25/2044	250,000	253,120
6.25%, 12/1/2032	50,000	63,263
The Travelers Cos., Inc.:
4.60%, 8/1/2043	358,000	375,323
6.25%, 6/15/2037	130,000	167,060

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Travelers Property Casualty Corp. 6.38%, 3/15/2033	$50,000	$63,830
Unum Group 5.75%, 8/15/2042	50,000	57,044
Voya Financial, Inc. 5.70%, 7/15/2043	100,000	113,869
WR Berkley Corp. 4.75%, 8/1/2044	150,000	146,367
XL Group PLC:
6.25%, 5/15/2027	100,000	117,460
6.38%, 11/15/2024	100,000	120,264

		9,846,267

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. 4.00%, 7/15/2042	600,000	524,639

IT SERVICES — 0.8%
International Business Machines Corp.:
4.00%, 6/20/2042	375,000	359,498
5.60%, 11/30/2039	637,000	762,959
5.88%, 11/29/2032	150,000	185,941
6.22%, 8/1/2027	50,000	62,902
6.50%, 1/15/2028	50,000	64,413
7.00%, 10/30/2025	50,000	65,372
Leidos Holdings, Inc. 5.95%, 12/1/2040	100,000	99,274

		1,600,359

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	58,972
Mattel, Inc. 6.20%, 10/1/2040	100,000	116,947

		175,919

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	57,000	62,798

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	236,000	218,308
4.30%, 5/15/2044 (a)	100,000	100,242
4.75%, 5/15/2064	25,000	25,951
5.20%, 5/27/2041	115,000	130,623
5.30%, 9/15/2035	100,000	116,067
6.05%, 8/15/2036	300,000	373,188
Cummins, Inc. 4.88%, 10/1/2043	119,000	131,115
Deere & Co.:
3.90%, 6/9/2042	200,000	190,694
5.38%, 10/16/2029	50,000	58,652
Dover Corp. 5.38%, 3/1/2041	100,000	116,177
Eaton Corp.:
4.00%, 11/2/2032	100,000	98,791
4.15%, 11/2/2042	150,000	144,097
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	200,000	187,524
4.88%, 9/15/2041	125,000	134,941
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	100,000	117,059
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	55,690
The Timken Co. 3.88%, 9/1/2024 (b)	70,000	68,564
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	49,423
5.25%, 10/1/2054	50,000	48,894

		2,366,000

MEDIA — 7.8%
21st Century Fox America, Inc.:
4.75%, 9/15/2044 (b)	65,000	65,049
5.40%, 10/1/2043	300,000	328,269
6.20%, 12/15/2034	50,000	60,411
6.40%, 12/15/2035	200,000	246,696
6.90%, 8/15/2039	300,000	385,432
CBS Corp.:
4.85%, 7/1/2042 (a)	100,000	97,974
4.90%, 8/15/2044	200,000	196,446
5.50%, 5/15/2033	50,000	54,891
5.90%, 10/15/2040 (a)	200,000	225,013
7.88%, 7/30/2030	125,000	168,026
Comcast Corp.:
3.38%, 2/15/2025 (a)	125,000	123,661
4.20%, 8/15/2034	63,000	62,872
4.25%, 1/15/2033	450,000	453,683
4.50%, 1/15/2043 (a)	100,000	101,521
4.65%, 7/15/2042	648,000	673,253
4.75%, 3/1/2044 (a)	200,000	211,306
5.65%, 6/15/2035	100,000	118,453
6.40%, 5/15/2038	100,000	127,715
6.40%, 3/1/2040	300,000	386,586
6.45%, 3/15/2037	450,000	575,068
6.55%, 7/1/2039	300,000	391,475
6.95%, 8/15/2037	460,000	621,110
7.05%, 3/15/2033	100,000	133,172
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	100,000	103,936
5.15%, 3/15/2042	250,000	253,496
6.00%, 8/15/2040	50,000	55,968
6.38%, 3/1/2041	250,000	294,941
Discovery Communications LLC:
4.88%, 4/1/2043 (a)	50,000	49,392
4.95%, 5/15/2042	225,000	224,816
6.35%, 6/1/2040	150,000	177,742
Grupo Televisa SA:
5.00%, 5/13/2045	250,000	249,788
6.63%, 3/18/2025 (a)	200,000	241,503
Grupo Televisa SAB 6.63%, 1/15/2040	150,000	182,406
NBCUniversal Media LLC:
4.45%, 1/15/2043	150,000	151,075
5.95%, 4/1/2041	100,000	122,224
6.40%, 4/30/2040	50,000	64,481
News America, Inc.:
6.15%, 3/1/2037	400,000	470,266
6.15%, 2/15/2041	400,000	477,896
6.55%, 3/15/2033	50,000	62,360
6.65%, 11/15/2037	140,000	174,676
The Walt Disney Co.:
3.70%, 12/1/2042	300,000	281,239

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.13%, 12/1/2041	$150,000	$149,991
4.13%, 6/1/2044 (a)	192,000	192,644
4.38%, 8/16/2041	50,000	52,182
Thomson Reuters Corp.:
3.85%, 9/29/2024	100,000	99,763
5.65%, 11/23/2043	50,000	55,119
5.85%, 4/15/2040	100,000	111,328
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (a)	700,000	687,405
5.50%, 9/1/2041	125,000	139,931
5.88%, 11/15/2040	150,000	175,463
6.55%, 5/1/2037	250,000	312,911
6.75%, 6/15/2039	200,000	255,885
7.30%, 7/1/2038	455,000	614,708
Time Warner Cos., Inc. 6.95%, 1/15/2028	200,000	251,844
Time Warner, Inc.:
4.65%, 6/1/2044 (a)	150,000	145,410
4.90%, 6/15/2042	75,000	75,505
5.35%, 12/15/2043	150,000	160,290
6.10%, 7/15/2040	450,000	524,510
6.20%, 3/15/2040	150,000	176,841
6.25%, 3/29/2041	250,000	297,470
6.50%, 11/15/2036 (a)	225,000	273,100
7.63%, 4/15/2031	490,000	663,433
7.70%, 5/1/2032	200,000	274,632
Viacom, Inc.:
4.38%, 3/15/2043	262,000	237,828
4.88%, 6/15/2043	50,000	49,161
5.25%, 4/1/2044 (a)	200,000	206,518
5.85%, 9/1/2043	550,000	609,298
6.88%, 4/30/2036	100,000	124,499
WPP Finance 2010:
5.13%, 9/7/2042	50,000	50,744
5.63%, 11/15/2043	100,000	108,312

		16,523,012

METALS & MINING — 3.1%
Barrick Gold Corp. 5.25%, 4/1/2042 (a)	100,000	92,035
Barrick North America Finance LLC:
5.70%, 5/30/2041	150,000	144,905
5.75%, 5/1/2043	100,000	98,544
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	150,000	148,932
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (a)	125,000	120,033
5.00%, 9/30/2043	400,000	437,362
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	220,000	223,645
Goldcorp, Inc. 5.45%, 6/9/2044	100,000	101,385
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	126,445
6.25%, 10/1/2039	590,000	593,344
Nucor Corp.:
5.20%, 8/1/2043	136,000	142,739
6.40%, 12/1/2037	300,000	356,983
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	112,994
6.13%, 12/15/2033	65,000	77,499
7.25%, 3/15/2031	100,000	130,279
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	150,000	137,866
4.75%, 3/22/2042	100,000	99,921
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040 (a)	100,000	106,141
7.13%, 7/15/2028	250,000	319,584
Southern Copper Corp.:
5.25%, 11/8/2042 (a)	250,000	234,147
6.75%, 4/16/2040	275,000	303,498
7.50%, 7/27/2035	250,000	295,714
Teck Resources, Ltd.:
5.40%, 2/1/2043	100,000	93,212
6.13%, 10/1/2035	150,000	153,032
6.25%, 7/15/2041 (a)	200,000	202,435
Vale Overseas, Ltd.:
6.88%, 11/21/2036	720,000	808,464
6.88%, 11/10/2039	400,000	450,996
8.25%, 1/17/2034	100,000	126,506
Vale SA 5.63%, 9/11/2042 (a)	375,000	364,190

		6,602,830

MULTI-UTILITIES — 1.4%
American Water Capital Corp.:
3.40%, 3/1/2025 (a)	300,000	298,458
4.30%, 12/1/2042	150,000	149,389
Berkshire Hathaway Energy:
5.95%, 5/15/2037	100,000	120,681
6.13%, 4/1/2036	730,000	896,367
6.50%, 9/15/2037	130,000	166,420
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	105,412
5.25%, 8/1/2033	86,000	95,581
DTE Energy Co.:
3.50%, 6/1/2024	100,000	99,681
6.38%, 4/15/2033	50,000	62,536
Entergy Arkansas, Inc. 3.70%, 6/1/2024	100,000	102,735
MidAmerican Energy Co.:
3.50%, 10/15/2024	300,000	304,268
4.40%, 10/15/2044	250,000	256,055
4.80%, 9/15/2043	65,000	70,585
Midamerican Funding LLC 6.93%, 3/1/2029	13,000	16,708
Sempra Energy 6.00%, 10/15/2039	100,000	123,170
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,672	6,902

		2,874,948

MULTILINE RETAIL — 0.8%
Kohl’s Corp. 6.88%, 12/15/2037	150,000	183,503
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	100,000	98,125
5.13%, 1/15/2042	50,000	51,931
6.70%, 7/15/2034	100,000	123,284
6.90%, 1/15/2032	113,000	139,514
Nordstrom, Inc.:
5.00%, 1/15/2044	50,000	54,051
6.95%, 3/15/2028	50,000	63,792

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Target Corp.:
4.00%, 7/1/2042	$350,000	$323,181
6.50%, 10/15/2037	350,000	444,727
7.00%, 1/15/2038	225,000	302,252

		1,784,360

OFFICE ELECTRONICS — 0.0% (c)
Xerox Corp. 6.75%, 12/15/2039	15,000	18,231

OIL, GAS & CONSUMABLE FUELS — 11.4%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	29,000	37,023
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	100,000	95,951
6.20%, 3/15/2040	175,000	209,176
6.45%, 9/15/2036	300,000	365,090
Apache Corp.:
4.25%, 1/15/2044	100,000	93,100
4.75%, 4/15/2043	650,000	649,478
5.10%, 9/1/2040	350,000	366,095
5.25%, 2/1/2042	75,000	79,762
6.00%, 1/15/2037	325,000	379,220
Baker Hughes, Inc.:
5.13%, 9/15/2040	250,000	276,840
6.88%, 1/15/2029	41,000	54,483
Buckeye Partners LP 5.85%, 11/15/2043	100,000	102,741
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	116,315
6.25%, 3/15/2038	225,000	272,237
7.20%, 1/15/2032	50,000	65,063
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	96,355
5.20%, 9/15/2043	200,000	213,795
6.75%, 11/15/2039	100,000	126,472
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	135,000	163,690
6.63%, 11/1/2037	100,000	129,882
Conoco Funding Co. 7.25%, 10/15/2031	165,000	230,912
Conoco, Inc. 6.95%, 4/15/2029	253,000	337,049
ConocoPhillips:
5.90%, 10/15/2032	275,000	343,506
5.90%, 5/15/2038	100,000	124,010
6.50%, 2/1/2039	375,000	491,539
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	100,000	97,553
4.90%, 6/1/2044 (a)	150,000	145,983
DCP Midstream LLC 8.13%, 8/16/2030	100,000	129,361
DCP Midstream Operating LP 5.60%, 4/1/2044	100,000	108,567
Devon Energy Corp.:
4.75%, 5/15/2042	200,000	200,443
5.60%, 7/15/2041	150,000	166,720
7.95%, 4/15/2032	100,000	139,050
Devon Financing Corp. ULC 7.88%, 9/30/2031	115,000	158,160
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	129,499
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (a)	100,000	88,814
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	128,825
Enbridge, Inc.:
3.50%, 6/10/2024	100,000	98,390
4.50%, 6/10/2044 (a)	100,000	97,511
EnCana Corp.:
5.15%, 11/15/2041 (a)	75,000	78,975
6.50%, 8/15/2034 (a)	150,000	181,220
6.50%, 2/1/2038	150,000	182,540
6.63%, 8/15/2037	50,000	61,346
Energy Transfer Partners LP:
5.15%, 2/1/2043	300,000	288,943
5.95%, 10/1/2043	100,000	106,663
6.05%, 6/1/2041	247,000	265,523
6.50%, 2/1/2042	100,000	113,090
6.63%, 10/15/2036	50,000	56,201
ENI USA, Inc. 7.30%, 11/15/2027	50,000	66,178
EnLink Midstream Partners LP 5.60%, 4/1/2044 (a)	100,000	108,728
Ensco PLC 5.75%, 10/1/2044	125,000	127,234
Enterprise Products Operating LLC:
4.45%, 2/15/2043	100,000	95,721
4.85%, 8/15/2042	100,000	101,593
4.85%, 3/15/2044	100,000	101,640
5.10%, 2/15/2045	250,000	262,842
5.95%, 2/1/2041	375,000	439,983
6.13%, 10/15/2039	100,000	119,925
6.65%, 10/15/2034	100,000	126,876
6.88%, 3/1/2033	50,000	64,133
7.55%, 4/15/2038	115,000	156,192
EQT Midstream Partners LP 4.00%, 8/1/2024	55,000	54,299
Hess Corp.:
5.60%, 2/15/2041	250,000	280,326
6.00%, 1/15/2040	75,000	88,031
7.13%, 3/15/2033	100,000	130,067
7.30%, 8/15/2031	115,000	150,591
7.88%, 10/1/2029	50,000	66,894
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	64,190
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	124,729
7.88%, 9/15/2031	150,000	206,199
Kinder Morgan Energy Partners LP:
5.00%, 8/15/2042	100,000	93,107
5.00%, 3/1/2043	50,000	46,391
5.40%, 9/1/2044 (a)	400,000	396,179
5.50%, 3/1/2044	440,000	439,023
5.63%, 9/1/2041	100,000	100,686
6.38%, 3/1/2041	100,000	109,806
6.50%, 2/1/2037	100,000	111,038
6.55%, 9/15/2040	50,000	56,050
6.95%, 1/15/2038	175,000	203,614
7.40%, 3/15/2031	200,000	238,730
Magellan Midstream Partners LP 5.15%, 10/15/2043	100,000	106,456

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Marathon Oil Corp.:
6.60%, 10/1/2037	$50,000	$62,411
6.80%, 3/15/2032	50,000	62,581
Marathon Petroleum Corp.:
4.75%, 9/15/2044 (a)	400,000	383,631
5.00%, 9/15/2054	300,000	285,813
6.50%, 3/1/2041	120,000	143,904
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	46,750
Noble Energy, Inc.:
5.25%, 11/15/2043	400,000	421,077
6.00%, 3/1/2041	250,000	284,692
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (a)	50,000	45,574
6.05%, 3/1/2041	50,000	49,187
ONEOK Partners LP:
6.13%, 2/1/2041	200,000	226,886
6.20%, 9/15/2043	150,000	172,023
6.85%, 10/15/2037	100,000	122,698
Petro-Canada:
5.35%, 7/15/2033	100,000	109,557
5.95%, 5/15/2035	100,000	117,042
6.80%, 5/15/2038	95,000	123,516
Phillips 66 5.88%, 5/1/2042	350,000	409,866
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024	450,000	444,017
4.70%, 6/15/2044	50,000	49,558
5.15%, 6/1/2042	100,000	105,509
6.65%, 1/15/2037	150,000	185,696
Rowan Cos., Inc.:
5.40%, 12/1/2042	100,000	94,406
5.85%, 1/15/2044 (a)	33,000	32,074
Shell International Finance BV:
3.63%, 8/21/2042	450,000	409,424
4.55%, 8/12/2043	100,000	105,213
5.50%, 3/25/2040	100,000	118,035
6.38%, 12/15/2038	540,000	702,139
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	19,196
Spectra Energy Partners LP 5.95%, 9/25/2043	400,000	465,824
Suncor Energy, Inc.:
6.50%, 6/15/2038	250,000	315,774
6.85%, 6/1/2039	250,000	327,756
Sunoco Logistics Partners Operations LP:
5.30%, 4/1/2044	200,000	200,736
6.10%, 2/15/2042	100,000	109,407
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	100,000	100,625
6.25%, 2/1/2038	100,000	109,017
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	127,863
The Williams Cos., Inc. 7.75%, 6/15/2031	400,000	465,944
Tosco Corp. 8.13%, 2/15/2030	100,000	145,194
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	250,000	256,085
5.00%, 10/16/2043	50,000	52,464
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	300,000	359,428
6.20%, 10/15/2037	120,000	144,111
TransCanada PipeLines, Ltd. 7.25%, 8/15/2038	100,000	133,625
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	165,000	231,254
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	20,807
5.40%, 8/15/2041	50,000	54,025
Transocean, Inc.:
6.80%, 3/15/2038	250,000	239,966
7.50%, 4/15/2031	30,000	31,289
Valero Energy Corp.:
6.63%, 6/15/2037	250,000	298,438
7.50%, 4/15/2032	175,000	222,942
10.50%, 3/15/2039	100,000	162,424
Western Gas Partners LP 5.45%, 4/1/2044	50,000	53,786
Williams Cos., Inc. 8.75%, 3/15/2032	250,000	315,674
Williams Partners LP:
3.90%, 1/15/2025	265,000	261,035
5.40%, 3/4/2044	200,000	208,547
5.80%, 11/15/2043	50,000	54,794
6.30%, 4/15/2040	100,000	115,370

		24,197,291

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp. 6.75%, 2/15/2044 (a)	50,000	54,708
Georgia-Pacific LLC 8.88%, 5/15/2031	150,000	224,498
International Paper Co.:
4.80%, 6/15/2044	350,000	339,460
6.00%, 11/15/2041	100,000	112,942
7.30%, 11/15/2039	25,000	31,959
8.70%, 6/15/2038	50,000	72,038
Westvaco Corp. 7.95%, 2/15/2031	100,000	128,049

		963,654

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	49,660
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	60,532

		110,192

PHARMACEUTICALS — 4.3%
Abbott Laboratories:
5.30%, 5/27/2040	400,000	471,821
6.00%, 4/1/2039	75,000	93,864
AbbVie, Inc. 4.40%, 11/6/2042	400,000	375,144
Actavis Funding SCS 4.85%, 6/15/2044 (b)	250,000	234,839
Actavis, Inc. 4.63%, 10/1/2042	100,000	91,499
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	92,763
6.45%, 9/15/2037	525,000	670,126

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	$71,000	$59,116
4.50%, 3/1/2044	200,000	206,406
5.88%, 11/15/2036	74,000	90,705
Eli Lilly & Co.:
4.65%, 6/15/2044	300,000	318,087
5.50%, 3/15/2027	265,000	314,335
6.77%, 1/1/2036	100,000	132,909
Express Scripts Holding Co. 6.13%, 11/15/2041	75,000	90,562
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	43,867
6.38%, 5/15/2038	780,000	997,379
Johnson & Johnson:
4.38%, 12/5/2033	150,000	162,396
4.50%, 9/1/2040	225,000	242,848
4.85%, 5/15/2041	50,000	56,876
4.95%, 5/15/2033	100,000	115,901
5.85%, 7/15/2038	65,000	83,280
5.95%, 8/15/2037	75,000	96,712
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	322,000	324,297
Merck & Co, Inc.:
4.15%, 5/18/2043	550,000	540,463
5.85%, 6/30/2039	140,000	173,954
5.95%, 12/1/2028	100,000	123,271
6.30%, 1/1/2026	150,000	187,838
6.50%, 12/1/2033	50,000	66,982
6.55%, 9/15/2037	100,000	132,176
Merck Sharp & Dohme Corp. 6.40%, 3/1/2028	150,000	190,532
Mylan, Inc. 5.40%, 11/29/2043 (a)	117,000	123,066
Novartis Capital Corp.:
3.70%, 9/21/2042	100,000	92,513
4.40%, 5/6/2044	150,000	154,919
Pfizer, Inc.:
4.40%, 5/15/2044	105,000	105,776
7.20%, 3/15/2039	310,000	433,052
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	118,563
Wyeth:
5.95%, 4/1/2037	720,000	871,951
6.50%, 2/1/2034	125,000	159,597
Wyeth LLC 6.00%, 2/15/2036	100,000	123,522
Zoetis, Inc. 4.70%, 2/1/2043	126,000	125,894

		9,089,801

PIPELINES — 0.0% (c)
Enable Midstream Partners LP 5.00%, 5/15/2044 (b)	85,000	84,672

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	20,000	20,045
Brandywine Operating Partnership LP 4.55%, 10/1/2029	150,000	148,728
ERP Operating LP 4.50%, 7/1/2044	200,000	198,199
HCP, Inc. 6.75%, 2/1/2041	50,000	64,034
Health Care REIT, Inc.:
5.13%, 3/15/2043	200,000	209,148
6.50%, 3/15/2041	86,000	107,487
Kilroy Realty LP 4.25%, 8/15/2029	100,000	98,276
National Retail Properties, Inc. 3.90%, 6/15/2024	100,000	99,923
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025 (b)	50,000	48,743
Realty Income Corp.:
3.88%, 7/15/2024	65,000	64,819
4.13%, 10/15/2026	50,000	50,168
Simon Property Group LP:
3.38%, 10/1/2024	400,000	397,512
4.25%, 10/1/2044	150,000	143,730
4.75%, 3/15/2042	100,000	104,599
6.75%, 2/1/2040	65,000	86,197
Ventas Realty LP 3.75%, 5/1/2024	100,000	98,346
Weyerhaeuser Co.:
6.95%, 10/1/2027	30,000	36,812
7.38%, 3/15/2032	450,000	595,157

		2,571,923

ROAD & RAIL — 2.3%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	150,000	152,843
4.38%, 9/1/2042	100,000	96,860
4.40%, 3/15/2042	75,000	72,957
4.45%, 3/15/2043	200,000	195,726
4.90%, 4/1/2044	200,000	209,717
5.05%, 3/1/2041	100,000	106,846
5.15%, 9/1/2043	100,000	108,084
5.75%, 5/1/2040	300,000	351,262
6.15%, 5/1/2037	100,000	122,670
7.95%, 8/15/2030	50,000	69,448
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	90,113
4.50%, 11/7/2043	50,000	52,782
6.38%, 11/15/2037	100,000	132,239
6.90%, 7/15/2028	45,000	59,697
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	121,955
Con-way, Inc. 6.70%, 5/1/2034	50,000	55,191
CSX Corp.:
4.10%, 3/15/2044	261,000	244,654
4.40%, 3/1/2043	100,000	98,164
4.50%, 8/1/2054	150,000	145,526
4.75%, 5/30/2042	122,000	125,871
6.00%, 10/1/2036	55,000	65,969
6.15%, 5/1/2037	400,000	489,389
6.22%, 4/30/2040	120,000	149,155
Kansas City Southern Railway Co. 4.30%, 5/15/2043	17,000	15,796
Norfolk Southern Corp.:
4.84%, 10/1/2041	500,000	526,580
5.59%, 5/17/2025	100,000	114,503
6.00%, 3/15/2105	100,000	118,485
7.80%, 5/15/2027	100,000	134,882

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Union Pacific Corp.:
3.25%, 1/15/2025	$55,000	$54,530
4.30%, 6/15/2042	50,000	49,957
4.75%, 9/15/2041	75,000	80,238
4.75%, 12/15/2043	200,000	213,541
4.82%, 2/1/2044	102,000	109,931
4.85%, 6/15/2044	100,000	108,477

		4,844,038

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Applied Materials, Inc. 5.85%, 6/15/2041	500,000	588,187
Intel Corp.:
4.00%, 12/15/2032	350,000	347,518
4.25%, 12/15/2042	200,000	193,439
4.80%, 10/1/2041	450,000	470,611

		1,599,755

SOFTWARE — 1.2%
Microsoft Corp.:
3.75%, 5/1/2043	73,000	67,847
4.50%, 10/1/2040	110,000	114,213
4.88%, 12/15/2043	100,000	110,744
5.20%, 6/1/2039	100,000	113,511
5.30%, 2/8/2041	300,000	349,364
Oracle Corp.:
4.30%, 7/8/2034	350,000	352,493
5.38%, 7/15/2040	200,000	227,359
6.13%, 7/8/2039	605,000	750,331
6.50%, 4/15/2038	300,000	386,288

		2,472,150

SPECIALTY RETAIL — 1.6%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	30,000	29,849
5.17%, 8/1/2044	95,000	91,629
Kohl’s Corp. 6.00%, 1/15/2033	25,000	27,324
Lowe’s Cos., Inc.:
4.25%, 9/15/2044	200,000	197,155
4.65%, 4/15/2042 (a)	160,000	166,154
5.00%, 9/15/2043	100,000	109,079
5.50%, 10/15/2035	100,000	114,319
5.80%, 10/15/2036	100,000	118,912
5.80%, 4/15/2040	100,000	119,320
6.65%, 9/15/2037	50,000	64,816
QVC, Inc.:
4.45%, 2/15/2025 (b)	200,000	195,786
5.45%, 8/15/2034 (b)	350,000	344,349
5.95%, 3/15/2043	50,000	50,306
The Home Depot, Inc.:
4.20%, 4/1/2043	300,000	294,369
4.40%, 3/15/2045	500,000	504,566
4.88%, 2/15/2044 (a)	100,000	108,146
5.40%, 9/15/2040	200,000	230,941
5.88%, 12/16/2036	265,000	325,827
5.95%, 4/1/2041	225,000	277,288
Tiffany & Co. 4.90%, 10/1/2044 (b)	75,000	75,524

		3,445,659

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Apple, Inc.:
3.45%, 5/6/2024	200,000	201,647
3.85%, 5/4/2043	400,000	370,215
4.45%, 5/6/2044 (a)	260,000	264,946
Hewlett-Packard Co. 6.00%, 9/15/2041	425,000	485,116

		1,321,924

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
NIKE, Inc. 3.63%, 5/1/2043	50,000	46,781
V.F. Corp. 6.45%, 11/1/2037	100,000	129,438

		176,219

TOBACCO — 1.0%
Altria Group, Inc.:
4.25%, 8/9/2042	50,000	45,617
4.50%, 5/2/2043	250,000	235,978
5.38%, 1/31/2044	292,000	312,725
9.95%, 11/10/2038	54,000	89,497
10.20%, 2/6/2039	33,000	55,735
Lorillard Tobacco Co. 8.13%, 5/1/2040 (a)	50,000	68,119
Philip Morris International, Inc.:
3.88%, 8/21/2042	50,000	45,467
4.13%, 3/4/2043	150,000	141,827
4.38%, 11/15/2041	100,000	98,587
4.50%, 3/20/2042	350,000	352,472
4.88%, 11/15/2043	175,000	186,024
6.38%, 5/16/2038	200,000	250,636
Reynolds American, Inc.:
4.75%, 11/1/2042	125,000	118,769
6.15%, 9/15/2043	150,000	171,569

		2,173,022

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp. 6.00%, 5/23/2111	100,000	118,535

WIRELESS TELECOMMUNICATION SERVICES — 4.2%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	650,000	605,442
6.13%, 3/30/2040	200,000	233,022
6.38%, 3/1/2035	340,000	408,933
AT&T Corp. 8.00%, 11/15/2031	219,000	318,675
AT&T, Inc.:
5.35%, 9/1/2040	745,000	785,399
6.15%, 9/15/2034	100,000	117,991
6.30%, 1/15/2038	615,000	725,628
6.55%, 2/15/2039	250,000	304,421
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	380,000	550,882
9.25%, 6/1/2032	150,000	236,057
Embarq Corp. 8.00%, 6/1/2036	300,000	324,750
France Telecom SA 5.38%, 1/13/2042	100,000	107,808

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

GTE Corp. 6.94%, 4/15/2028	$160,000	$194,538
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	138,162
Orange SA:
5.50%, 2/6/2044 (a)	150,000	163,197
9.00%, 3/1/2031	700,000	1,033,875
Rogers Communications, Inc.:
4.50%, 3/15/2043 (a)	50,000	48,021
5.00%, 3/15/2044	200,000	203,537
7.50%, 8/15/2038	50,000	67,434
Telefonica Emisiones SAU 7.05%, 6/20/2036	400,000	502,325
Telefonica Europe BV 8.25%, 9/15/2030	395,000	533,647
Vodafone Group PLC:
4.38%, 2/19/2043	475,000	430,547
6.15%, 2/27/2037	690,000	788,558
6.25%, 11/30/2032	100,000	117,369

		8,940,218

TOTAL CORPORATE BONDS & NOTES —
(Cost $206,942,397)		208,302,977

	Shares
SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,746,618	4,746,618
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	298,430	298,430

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $5,045,048)		5,045,048

TOTAL INVESTMENTS — 100.6% (i)
(Cost $211,987,445)		213,348,025
OTHER ASSETS & LIABILITIES — (0.6)%		(1,319,806)

NET ASSETS — 100.0%		$212,028,219

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp. 2.25%, 11/15/2022	$30,000	$28,122
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,409
5.38%, 3/1/2041	25,000	29,415
L-3 Communications Corp.:
3.95%, 11/15/2016 (a)	7,000	7,341
4.75%, 7/15/2020	7,000	7,492
Lockheed Martin Corp.:
2.13%, 9/15/2016	15,000	15,301
4.07%, 12/15/2042 (a)	15,000	14,285
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,311
4.88%, 10/15/2040	4,000	4,348
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,336
4.30%, 3/1/2024	25,000	25,593
The Boeing Co. 5.88%, 2/15/2040	6,000	7,553
United Technologies Corp. 6.13%, 7/15/2038	7,000	8,787

		205,293

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp. 2.63%, 8/1/2022	22,000	21,116
United Parcel Service, Inc. 4.88%, 11/15/2040	37,000	40,679

		61,795

AIRLINES — 1.1%
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 11/7/2021	53,808	57,036
Southwest Airlines Co. 5.13%, 3/1/2017	30,000	32,342
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 10/11/2027 (a)	15,000	15,075
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028 (a)	25,000	24,875
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	14,339	14,948

		144,276

AUTO COMPONENTS — 0.6%
Delphi Corp. 5.00%, 2/15/2023	30,000	32,025
Johnson Controls, Inc.:
4.25%, 3/1/2021	15,000	15,881
4.63%, 7/2/2044	30,000	29,239

		77,145

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	7,000	10,467

BANKS — 6.7%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	15,000	15,674
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,089
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016	50,000	50,131
Bank of Montreal 1.40%, 9/11/2017	30,000	29,847
Barclays Bank PLC:
2.50%, 2/20/2019	25,000	25,061
3.75%, 5/15/2024	25,000	24,842
BB&T Corp.:
2.15%, 3/22/2017	15,000	15,268
3.20%, 3/15/2016	15,000	15,436
BNP Paribas SA 5.00%, 1/15/2021 (a)	15,000	16,609
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018 (a)	30,000	29,807
Credit Suisse of New York, NY 4.38%, 8/5/2020	50,000	53,630
Deutsche Bank AG London 6.00%, 9/1/2017	30,000	33,521
Discover Bank/Greenwood DE 4.25%, 3/13/2026	25,000	25,388
Fifth Third Bank 1.15%, 11/18/2016	50,000	50,013
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,837
KeyCorp 5.10%, 3/24/2021	15,000	16,750
Lloyds Bank PLC 6.38%, 1/21/2021	30,000	35,797
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,234
MUFG Union Bank NA 2.25%, 5/6/2019 (a)	75,000	74,775
National Bank of Canada 1.50%, 6/26/2015	15,000	15,123
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,461
3.63%, 2/8/2015	45,000	45,518
Royal Bank of Canada:
1.45%, 9/9/2016	9,000	9,080
2.20%, 7/27/2018 (a)	15,000	15,154
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019 (a)	25,000	28,946
The Toronto-Dominion Bank 2.38%, 10/19/2016 (a)	15,000	15,422
US Bancorp:
2.20%, 4/25/2019	25,000	24,989
3.70%, 1/30/2024 (a)	25,000	25,633
Wells Fargo & Co.:
1.50%, 7/1/2015 (a)	30,000	30,244
5.63%, 12/11/2017	15,000	16,794
Westpac Banking Corp.:
1.60%, 1/12/2018	30,000	29,856
3.00%, 8/4/2015	7,000	7,152

		851,081

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

BEVERAGES — 1.7%
Anheuser-Busch InBev Finance, Inc. 1.13%, 1/27/2017	$50,000	$49,871
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	15,000	22,238
Beam Suntory, Inc. 5.38%, 1/15/2016	15,000	15,801
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	13,981
Diageo Capital PLC:
1.50%, 5/11/2017	30,000	30,147
2.63%, 4/29/2023	15,000	14,218
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	15,000	15,386
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	22,000	22,246
PepsiCo, Inc. 3.13%, 11/1/2020 (a)	15,000	15,431
The Coca-Cola Co. 4.88%, 3/15/2019 (a)	15,000	16,843

		216,162

BIOTECHNOLOGY — 0.9%
Amgen, Inc. 6.38%, 6/1/2037	7,000	8,452
Celgene Corp. 3.95%, 10/15/2020 (a)	15,000	15,781
Genentech, Inc. 4.75%, 7/15/2015 (a)	26,000	26,878
Genzyme Corp. 3.63%, 6/15/2015	15,000	15,341
Gilead Sciences, Inc.:
4.50%, 4/1/2021	15,000	16,400
4.80%, 4/1/2044	25,000	26,187

		109,039

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	15,000	16,358

BUILDING PRODUCTS — 0.5%
Owens Corning:
4.20%, 12/15/2022	60,000	60,693
7.00%, 12/1/2036 (a)	7,000	8,330

		69,023

CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	15,000	17,006
7.30%, 6/28/2019	7,000	8,511
BlackRock, Inc. 1.38%, 6/1/2015	30,000	30,197
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,847
Jefferies Group LLC 3.88%, 11/9/2015	15,000	15,408
Morgan Stanley:
2.50%, 1/24/2019	30,000	30,084
6.25%, 8/9/2026	25,000	29,724
Northern Trust Corp. 2.38%, 8/2/2022	30,000	28,803
The Bank of New York Mellon Corp.:
2.30%, 9/11/2019	25,000	24,849
3.40%, 5/15/2024	30,000	30,124
The Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,254
3.63%, 1/22/2023	15,000	14,805
6.25%, 2/1/2041	7,000	8,442

		303,054

CHEMICALS — 3.3%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,658
6.13%, 1/15/2041	7,000	8,241
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	4,000	4,074
4.38%, 8/21/2019	15,000	16,337
Airgas, Inc. 3.25%, 10/1/2015	30,000	30,660
CF Industries, Inc. 6.88%, 5/1/2018	30,000	34,660
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018 (a)	15,000	17,226
Eastman Chemical Co.:
3.00%, 12/15/2015 (a)	7,000	7,164
4.65%, 10/15/2044	30,000	28,849
Ecolab, Inc.:
4.35%, 12/8/2021	25,000	26,951
5.50%, 12/8/2041	15,000	17,170
LYB International Finance BV:
4.00%, 7/15/2023 (a)	30,000	31,082
5.25%, 7/15/2043	7,000	7,448
Monsanto Co.:
2.75%, 4/15/2016 (a)	7,000	7,212
3.60%, 7/15/2042	24,000	20,815
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	16,713
PPG Industries, Inc. 2.70%, 8/15/2022 (a)	22,000	21,167
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,494
6.13%, 10/15/2019	7,000	7,988
The Dow Chemical Co.:
2.50%, 2/15/2016	50,000	51,098
7.38%, 11/1/2029 (a)	15,000	19,765
The Mosaic Co. 4.88%, 11/15/2041	7,000	6,948
The Sherwin-Williams Co. 1.35%, 12/15/2017	15,000	14,856

		425,576

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp. No 2 2.85%, 6/1/2016	15,000	15,278
Equifax, Inc. 3.30%, 12/15/2022	30,000	29,138
Republic Services, Inc.:
3.80%, 5/15/2018 (a)	15,000	15,895
5.25%, 11/15/2021 (a)	6,000	6,803
The Western Union Co.:
2.88%, 12/10/2017	15,000	15,405
5.25%, 4/1/2020 (a)	7,000	7,616

		90,135

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
2.13%, 3/1/2019 (a)	$15,000	$14,984
3.15%, 3/14/2017 (a)	15,000	15,721
5.90%, 2/15/2039 (a)	7,000	8,447
Juniper Networks, Inc.:
4.60%, 3/15/2021	15,000	16,027
5.95%, 3/15/2041	25,000	27,240

		82,419

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	15,000	15,290

CONSUMER FINANCE — 0.1%
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,045

CONTAINERS & PACKAGING — 1.0%
Packaging Corp. of America 4.50%, 11/1/2023	75,000	79,205
Rock Tenn Co. 4.90%, 3/1/2022 (a)	22,000	23,479
Rock-Tenn Co. 3.50%, 3/1/2020	15,000	15,274
Sonoco Products Co. 5.75%, 11/1/2040	12,000	13,854

		131,812

DIVERSIFIED FINANCIAL SERVICES — 7.4%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,935
3.38%, 1/15/2019 (a)	15,000	15,191
3.88%, 4/1/2021 (a)	7,000	7,036
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,363
American Express Credit Corp. 1.75%, 6/12/2015	15,000	15,134
American Honda Finance Corp. 1.13%, 10/7/2016 (a)	30,000	30,101
Ameriprise Financial, Inc. 4.00%, 10/15/2023	35,000	36,459
AXA Financial, Inc. 7.00%, 4/1/2028 (a)	10,000	12,327
Bank of America Corp.:
3.88%, 3/22/2017	22,000	23,189
4.00%, 4/1/2024 (a)	30,000	30,287
Boeing Capital Corp.:
2.13%, 8/15/2016	50,000	51,114
2.90%, 8/15/2018	4,000	4,142
Capital One Bank USA NA 1.20%, 2/13/2017	50,000	49,817
Capital One Financial Corp.:
4.75%, 7/15/2021	15,000	16,333
6.75%, 9/15/2017 (a)	5,000	5,708
Citigroup, Inc.:
2.55%, 4/8/2019 (a)	30,000	29,923
3.95%, 6/15/2016 (a)	15,000	15,685
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	50,000	51,922
Franklin Resources, Inc. 3.13%, 5/20/2015 (a)	30,000	30,491
General Electric Capital Corp.:
3.50%, 6/29/2015	15,000	15,357
6.75%, 3/15/2032 (a)	15,000	19,665
Invesco Finance PLC:
4.00%, 1/30/2024 (a)	22,000	22,906
5.38%, 11/30/2043	15,000	16,842
JPMorgan Chase & Co.:
1.13%, 2/26/2016	30,000	30,070
3.20%, 1/25/2023	15,000	14,615
5.50%, 10/15/2040	7,000	7,887
Lazard Group LLC 6.85%, 6/15/2017	28,000	31,434
Legg Mason, Inc.:
2.70%, 7/15/2019	40,000	39,998
5.63%, 1/15/2044 (a)	40,000	43,461
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,863
Nomura Holdings, Inc.:
2.00%, 9/13/2016 (a)	25,000	25,231
2.75%, 3/19/2019	30,000	30,062
ORIX Corp. 5.00%, 1/12/2016 (a)	18,000	18,855
The Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,017
4.45%, 7/22/2020	35,000	38,408
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	9,000	9,798
Toyota Motor Credit Corp. 0.80%, 5/17/2016	30,000	30,031
UBS AG of Stamford, CT:
1.38%, 8/14/2017 (a)	25,000	24,823
2.38%, 8/14/2019 (a)	25,000	24,755

		943,235

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.:
2.30%, 3/11/2019	25,000	24,989
2.50%, 8/15/2015 (a)	10,000	10,170
3.90%, 3/11/2024 (a)	25,000	25,351
4.30%, 12/15/2042	15,000	13,684
British Telecommunications PLC:
1.25%, 2/14/2017	25,000	24,891
2.35%, 2/14/2019	35,000	34,956
Harris Corp. 5.95%, 12/1/2017	50,000	56,180
Qwest Corp. 6.88%, 9/15/2033	15,000	15,037
Verizon Communications, Inc. 5.01%, 8/21/2054 (a)(b)	25,000	25,028
Verizon New York, Inc., Series A 7.38%, 4/1/2032	15,000	18,414

		248,700

ELECTRIC UTILITIES — 5.9%
Appalachian Power Co.:
5.80%, 10/1/2035	7,000	8,275
7.95%, 1/15/2020	15,000	18,831
Arizona Public Service Co. 8.75%, 3/1/2019	15,000	19,011
CMS Energy Corp. 3.88%, 3/1/2024 (a)	21,000	21,516

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	$15,000	$15,824
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,514
Consumers Energy Co.:
3.38%, 8/15/2023	15,000	15,300
3.95%, 5/15/2043	7,000	6,761
Dominion Gas Holdings LLC 4.80%, 11/1/2043 (a)	50,000	52,604
Dominion Resources, Inc. 6.00%, 11/30/2017	15,000	16,920
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,655
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	7,000	8,156
Exelon Generation Co. LLC 6.20%, 10/1/2017 (a)	15,000	16,775
Florida Power & Light Co.:
4.05%, 10/1/2044	25,000	24,934
4.13%, 2/1/2042 (a)	7,000	7,011
Georgia Power Co. 5.65%, 3/1/2037	7,000	8,255
Great Plains Energy, Inc. 4.85%, 6/1/2021 (a)	22,000	24,012
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	14,826
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,063
National Fuel Gas Co. 3.75%, 3/1/2023	75,000	73,100
Nevada Power Co. 6.65%, 4/1/2036 (a)	25,000	32,957
Nisource Finance Corp.:
5.65%, 2/1/2045	32,000	36,371
5.95%, 6/15/2041	7,000	8,187
NSTAR Electric Co. 4.40%, 3/1/2044	10,000	10,375
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	15,000	15,784
5.25%, 5/15/2041	7,000	8,031
Pacific Gas & Electric Co. 4.75%, 2/15/2044 (a)	7,000	7,368
Potomac Electric Power Co. 7.90%, 12/15/2038	10,000	14,971
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	16,231
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	20,485
Public Service Electric & Gas Co. 5.50%, 3/1/2040	4,000	4,818
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	15,000	18,570
Southern California Edison Co.:
3.88%, 6/1/2021 (a)	6,000	6,391
4.65%, 10/1/2043 (a)	15,000	16,050
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,707
The Detroit Edison Co. 5.60%, 6/15/2018	15,000	16,982
Union Electric Co. 3.50%, 4/15/2024 (a)	15,000	15,313
Westar Energy, Inc. 4.13%, 3/1/2042	15,000	14,853
Wisconsin Electric Power Co.:
4.25%, 6/1/2044	25,000	25,397
5.70%, 12/1/2036	7,000	8,533
Wisconsin Power & Light Co. 5.00%, 7/15/2019 (a)	15,000	16,768
Wisconsin Public Service Corp. 4.75%, 11/1/2044 (a)	30,000	32,762

		749,247

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 6.50%, 11/1/2017	15,000	17,004
Emerson Electric Co. 4.25%, 11/15/2020	15,000	16,233
Roper Industries, Inc. 6.25%, 9/1/2019	15,000	17,361

		50,598

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,114
4.00%, 2/1/2022	10,000	10,498
Arrow Electronics, Inc. 3.38%, 11/1/2015	15,000	15,352
Avnet, Inc. 6.63%, 9/15/2016	15,000	16,483
Corning, Inc. 5.75%, 8/15/2040	29,000	34,481

		91,928

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 5.95%, 6/1/2041	7,000	8,128
Halliburton Co.:
4.50%, 11/15/2041	7,000	7,103
6.70%, 9/15/2038	7,000	9,237
Nabors Industries, Inc. 9.25%, 1/15/2019	15,000	18,842
National Oilwell Varco, Inc.:
2.60%, 12/1/2022 (a)	7,000	6,681
3.95%, 12/1/2042	7,000	6,651

		56,642

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	14,597
5.50%, 3/15/2017	7,000	7,707
CVS Health Corp.:
2.75%, 12/1/2022	15,000	14,352
3.38%, 8/12/2024	50,000	49,036
6.13%, 8/15/2016	6,000	6,566
Sysco Corp. 6.63%, 3/17/2039	7,000	9,274
The Kroger Co.:
3.85%, 8/1/2023	15,000	15,265
6.15%, 1/15/2020 (a)	15,000	17,381
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017 (a)	30,000	29,956
6.20%, 4/15/2038 (a)	6,000	7,672

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Walgreen Co. 5.25%, 1/15/2019	$15,000	$16,622

		188,428

FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	35,000	42,699
Campbell Soup Co. 4.25%, 4/15/2021	7,000	7,478
ConAgra Foods, Inc.:
6.63%, 8/15/2039	7,000	8,545
7.00%, 4/15/2019	25,000	29,387
Corn Products International, Inc. 4.63%, 11/1/2020	15,000	16,001
Delhaize Group SA 5.70%, 10/1/2040	7,000	7,418
General Mills, Inc.:
3.65%, 2/15/2024 (a)	17,000	17,186
5.70%, 2/15/2017	15,000	16,508
Kellogg Co.:
4.15%, 11/15/2019	15,000	16,108
7.45%, 4/1/2031	15,000	19,485
Mondelez International, Inc. 6.13%, 2/1/2018	10,000	11,323
The Hershey Co.:
2.63%, 5/1/2023	25,000	24,095
4.13%, 12/1/2020	15,000	16,295
The Hillshire Brands Co. 2.75%, 9/15/2015	15,000	15,258
Tyson Foods, Inc. 4.50%, 6/15/2022 (a)	30,000	31,734
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	51,344

		330,864

GAS UTILITIES — 1.7%
AGL Capital Corp.:
4.40%, 6/1/2043	35,000	35,252
5.25%, 8/15/2019	15,000	16,561
Atmos Energy Corp.:
4.15%, 1/15/2043	35,000	34,681
6.35%, 6/15/2017	15,000	16,901
National Grid PLC 6.30%, 8/1/2016	57,000	62,215
Sempra Energy 3.55%, 6/15/2024 (a)	25,000	25,022
Southern California Gas Co.:
4.45%, 3/15/2044	15,000	15,793
5.45%, 4/15/2018 (a)	10,000	11,253

		217,678

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc. 6.25%, 12/1/2037	7,000	8,863
Becton Dickinson and Co. 3.25%, 11/12/2020	7,000	7,183
Boston Scientific Corp.:
6.40%, 6/15/2016	50,000	54,209
7.38%, 1/15/2040 (a)	10,000	13,610
C.R. Bard, Inc. 4.40%, 1/15/2021	7,000	7,562
CareFusion Corp. 6.38%, 8/1/2019	15,000	17,203
Covidien International Finance SA 4.20%, 6/15/2020 (a)	15,000	16,149
Medtronic, Inc.:
3.13%, 3/15/2022	15,000	15,116
4.50%, 3/15/2042	15,000	15,273
St. Jude Medical, Inc. 2.50%, 1/15/2016 (a)	10,000	10,219
Stryker Corp. 2.00%, 9/30/2016	15,000	15,315
Zimmer Holdings, Inc. 5.75%, 11/30/2039	7,000	8,049

		188,751

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Aetna, Inc.:
3.95%, 9/1/2020	7,000	7,432
6.63%, 6/15/2036	7,000	8,870
AmerisourceBergen Corp. 4.88%, 11/15/2019 (a)	15,000	16,535
Cardinal Health, Inc.:
3.20%, 3/15/2023	15,000	14,610
5.80%, 10/15/2016 (a)	15,000	16,352
CIGNA Corp. 8.50%, 5/1/2019	15,000	18,741
Express Scripts, Inc. 3.13%, 5/15/2016 (a)	6,000	6,199
Humana, Inc. 8.15%, 6/15/2038	7,000	9,910
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	10,000	10,576
Quest Diagnostics, Inc. 6.40%, 7/1/2017	4,000	4,456
UnitedHealth Group, Inc. 3.88%, 10/15/2020	15,000	15,914
WellPoint, Inc. 3.13%, 5/15/2022	15,000	14,736

		144,331

HOTELS, RESTAURANTS & LEISURE — 1.3%
Darden Restaurants, Inc. 6.80%, 10/15/2037	7,000	7,597
International Game Technology 5.50%, 6/15/2020	10,000	10,533
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,521
6.38%, 6/15/2017	15,000	16,779
McDonald’s Corp. 5.35%, 3/1/2018	6,000	6,703
Starbucks Corp. 6.25%, 8/15/2017 (a)	10,000	11,268
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	22,000	25,441
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,153
4.25%, 3/1/2022	15,000	15,233
Yum! Brands, Inc.:
3.88%, 11/1/2020 (a)	15,000	15,470

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 11/15/2037	$10,000	$12,706

		162,404

HOUSEHOLD DURABLES — 1.2%
MDC Holdings, Inc. 5.38%, 7/1/2015 (c)	60,000	61,800
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	30,000	29,769
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	15,000	15,963
Whirlpool Corp.:
4.00%, 3/1/2024	35,000	35,112
4.85%, 6/15/2021 (a)	15,000	16,295

		158,939

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	7,000	7,197
Colgate-Palmolive Co. 3.15%, 8/5/2015	7,000	7,171
Energizer Holdings, Inc. 4.70%, 5/19/2021	15,000	15,077
Kimberly-Clark Corp.:
1.90%, 5/22/2019	30,000	29,630
3.70%, 6/1/2043 (a)	15,000	13,862
6.25%, 7/15/2018	7,000	8,105
The Clorox Co.:
3.80%, 11/15/2021	15,000	15,580
5.95%, 10/15/2017	30,000	33,658
The Procter & Gamble Co. 1.80%, 11/15/2015	15,000	15,195

		145,475

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	15,000	17,008

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.38%, 9/29/2016	15,000	15,180
Cooper US, Inc. 2.38%, 1/15/2016	7,000	7,138
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	7,000	9,227
Pentair Finance SA:
1.35%, 12/1/2015	30,000	30,119
5.00%, 5/15/2021	15,000	16,447
Tyco Electronics Group SA 4.88%, 1/15/2021	15,000	16,350

		94,461

INSURANCE — 7.7%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	15,000	15,301
2.70%, 3/13/2023	7,000	6,713
4.15%, 3/13/2043	7,000	6,856
AEGON Funding Co. LLC 5.75%, 12/15/2020	10,000	11,376
Aflac, Inc. 6.45%, 8/15/2040	15,000	18,971
Alleghany Corp. 4.90%, 9/15/2044	25,000	24,862
American International Group, Inc.:
5.05%, 10/1/2015	25,000	26,060
5.45%, 5/18/2017	10,000	10,999
6.40%, 12/15/2020	6,000	7,136
AON Corp. 3.13%, 5/27/2016 (a)	10,000	10,308
Aon PLC:
3.50%, 6/14/2024	25,000	24,537
4.60%, 6/14/2044	25,000	24,777
Assurant, Inc. 6.75%, 2/15/2034	15,000	17,806
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	29,999
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	15,000	15,031
2.00%, 8/15/2018 (a)	15,000	15,094
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	7,000	7,107
Cincinnati Financial Corp. 6.13%, 11/1/2034	15,000	17,747
CNA Financial Corp. 5.75%, 8/15/2021	7,000	8,010
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	15,000	18,049
Genworth Financial, Inc. 6.52%, 5/22/2018 (a)	30,000	33,965
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043 (a)	36,000	34,155
Lincoln National Corp.:
4.00%, 9/1/2023 (a)	45,000	46,228
6.25%, 2/15/2020	7,000	8,166
Loews Corp. 6.00%, 2/1/2035	7,000	8,311
Manulife Financial Corp. 4.90%, 9/17/2020 (a)	36,000	39,255
Markel Corp. 7.13%, 9/30/2019	15,000	17,867
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/2023	7,000	7,312
4.80%, 7/15/2021	15,000	16,472
MetLife, Inc.:
6.75%, 6/1/2016	50,000	54,751
6.82%, 8/15/2018	7,000	8,230
Principal Financial Group, Inc. 8.88%, 5/15/2019	15,000	18,976
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	15,000	17,493
The Allstate Corp.:
3.15%, 6/15/2023 (a)	30,000	29,709
4.50%, 6/15/2043	15,000	15,478
The Progressive Corp.:
3.75%, 8/23/2021	15,000	15,783
4.35%, 4/25/2044	25,000	25,312
The Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	15,977
4.60%, 8/1/2043	15,000	15,726
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	7,000	9,789
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	19,149

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Unum Group:
4.00%, 3/15/2024	$25,000	$25,436
7.13%, 9/30/2016	15,000	16,737
Voya Financial, Inc.:
2.90%, 2/15/2018 (a)	15,000	15,388
5.50%, 7/15/2022	15,000	16,856
5.70%, 7/15/2043	7,000	7,971
W.R. Berkley Corp. 6.25%, 2/15/2037	15,000	17,608
Willis Group Holdings PLC 5.75%, 3/15/2021	50,000	55,659
XL Group PLC 6.38%, 11/15/2024	15,000	18,040
XLIT, Ltd.:
2.30%, 12/15/2018	25,000	24,870
5.75%, 10/1/2021	15,000	17,271

		990,679

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	10,000	11,338

INTERNET SOFTWARE & SERVICES — 1.2%
Amazon.com, Inc.:
0.65%, 11/27/2015 (a)	25,000	24,972
1.20%, 11/29/2017 (a)	25,000	24,733
2.50%, 11/29/2022	25,000	23,547
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,354
Google, Inc.:
2.13%, 5/19/2016	15,000	15,357
3.63%, 5/19/2021 (a)	15,000	15,932

		154,895

IT SERVICES — 0.6%
Fiserv, Inc.:
3.13%, 6/15/2016 (a)	10,000	10,330
4.63%, 10/1/2020	30,000	32,350
Leidos Holdings, Inc. 4.45%, 12/1/2020	15,000	15,054
Xerox Corp. 4.50%, 5/15/2021 (a)	13,000	13,866

		71,600

LEISURE PRODUCTS — 0.3%
Mattel, Inc.:
2.35%, 5/6/2019 (a)	30,000	29,805
2.50%, 11/1/2016	6,000	6,106
6.20%, 10/1/2040	3,000	3,508

		39,419

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	15,000	15,283

MACHINERY — 1.5%
Caterpillar, Inc. 3.90%, 5/27/2021	15,000	16,034
Cummins, Inc.:
3.65%, 10/1/2023 (a)	17,000	17,569
7.13%, 3/1/2028	7,000	9,290
Danaher Corp. 5.40%, 3/1/2019	15,000	16,854
Deere & Co. 5.38%, 10/16/2029 (a)	7,000	8,211
Dover Corp. 5.38%, 3/1/2041 (a)	10,000	11,618
Eaton Corp.:
2.75%, 11/2/2022	7,000	6,739
6.95%, 3/20/2019	7,000	8,219
Illinois Tool Works, Inc. 4.88%, 9/15/2041	7,000	7,557
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	11,693
Parker Hannifin Corp.:
5.50%, 5/15/2018	15,000	16,864
6.25%, 5/15/2038	7,000	9,055
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	10,000	11,138
Xylem, Inc. 3.55%, 9/20/2016	34,000	35,525

		186,366

MEDIA — 2.2%
21st Century Fox America, Inc. 6.20%, 12/15/2034	15,000	18,123
CBS Corp. 7.88%, 7/30/2030	22,000	29,573
Comcast Corp. 4.65%, 7/15/2042	15,000	15,585
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020 (a)	7,000	7,825
6.38%, 3/1/2041	7,000	8,258
Discovery Communications LLC 5.63%, 8/15/2019 (a)	10,000	11,326
Grupo Televisa SAB 8.50%, 3/11/2032 (a)	15,000	20,398
NBCUniversal Media LLC 5.15%, 4/30/2020	22,000	24,945
Omnicom Group, Inc. 6.25%, 7/15/2019 (a)	15,000	17,391
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017 (a)	15,000	15,046
4.00%, 3/15/2022	15,000	15,341
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	7,000	7,427
The Walt Disney Co.:
0.45%, 12/1/2015	7,000	6,986
2.35%, 12/1/2022 (a)	7,000	6,708
2.75%, 8/16/2021	7,000	7,049
3.70%, 12/1/2042	7,000	6,562
Time Warner Cable, Inc. 6.55%, 5/1/2037 (a)	15,000	18,775
Time Warner, Inc.:
4.70%, 1/15/2021 (a)	15,000	16,398
5.35%, 12/15/2043	15,000	16,029
Viacom, Inc. 4.25%, 9/15/2015	7,000	7,238

		276,983

METALS & MINING — 1.0%
Allegheny Technologies, Inc. 9.38%, 6/1/2019	15,000	18,271

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019 (a)	$10,000	$11,790
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	15,000	14,656
Newmont Mining Corp. 5.88%, 4/1/2035	7,000	6,853
Nucor Corp. 6.40%, 12/1/2037	7,000	8,330
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	16,877
Southern Copper Corp. 7.50%, 7/27/2035	25,000	29,571
Teck Resources, Ltd. 4.75%, 1/15/2022 (a)	8,000	8,164
Vale Overseas, Ltd. 6.88%, 11/10/2039	7,000	7,892

		122,404

MULTI-UTILITIES — 1.3%
American Water Capital Corp. 6.09%, 10/15/2017	10,000	11,146
Berkshire Hathaway Energy 6.13%, 4/1/2036 (a)	15,000	18,418
Dominion Resources, Inc. 5.60%, 11/15/2016	15,000	16,360
NSTAR 4.50%, 11/15/2019	57,000	62,418
Sempra Energy 6.00%, 10/15/2039 (a)	7,000	8,622
United Utilities PLC 6.88%, 8/15/2028	15,000	17,857
Veolia Environnement SA 6.75%, 6/1/2038	7,000	8,516
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,463

		159,800

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 6.88%, 12/15/2037 (a)	7,000	8,563
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	7,000	7,292
6.70%, 7/15/2034 (a)	7,000	8,630
Nordstrom, Inc. 4.00%, 10/15/2021	15,000	15,766

		40,251

OIL, GAS & CONSUMABLE FUELS — 9.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016 (a)	7,000	7,637
6.45%, 9/15/2036	22,000	26,773
Baker Hughes, Inc. 3.20%, 8/15/2021	15,000	15,316
Boardwalk Pipelines LP 5.88%, 11/15/2016	7,000	7,590
BP Capital Markets PLC 3.25%, 5/6/2022	15,000	14,906
Buckeye Partners LP:
2.65%, 11/15/2018	25,000	24,854
4.88%, 2/1/2021	15,000	16,114
5.85%, 11/15/2043	25,000	25,685
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	15,000	18,508
Cenovus Energy, Inc.:
5.70%, 10/15/2019 (a)	15,000	17,144
6.75%, 11/15/2039	7,000	8,853
Chevron Corp. 4.95%, 3/3/2019 (a)	10,000	11,161
Continental Resources, Inc. 3.80%, 6/1/2024 (a)	10,000	9,755
DCP Midstream Operating LP 3.25%, 10/1/2015	15,000	15,314
Devon Energy Corp. 1.20%, 12/15/2016	30,000	29,937
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	15,000	17,053
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032 (a)	7,000	9,065
El Paso Pipeline Partners Operating Co. LLC 4.30%, 5/1/2024 (a)	30,000	29,747
EnCana Corp.:
3.90%, 11/15/2021 (a)	15,000	15,495
6.50%, 2/1/2038 (a)	35,000	42,593
Energy Transfer Partners LP 9.00%, 4/15/2019	7,000	8,776
ENI USA, Inc. 7.30%, 11/15/2027	18,000	23,824
Ensco PLC:
3.25%, 3/15/2016	50,000	51,594
4.70%, 3/15/2021 (a)	15,000	15,697
Enterprise Products Operating LLC:
3.35%, 3/15/2023	15,000	14,741
4.85%, 3/15/2044	15,000	15,246
EOG Resources, Inc.:
2.45%, 4/1/2020	50,000	49,668
4.40%, 6/1/2020	15,000	16,306
EQT Corp.:
4.88%, 11/15/2021	50,000	53,781
6.50%, 4/1/2018	15,000	16,795
Hess Corp.:
5.60%, 2/15/2041	15,000	16,820
7.88%, 10/1/2029	7,000	9,365
Husky Energy, Inc. 4.00%, 4/15/2024 (a)	25,000	25,509
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	10,000	11,136
Magellan Midstream Partners LP 6.55%, 7/15/2019	15,000	17,511
Marathon Oil Corp. 6.60%, 10/1/2037 (a)	7,000	8,738
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	16,609
Murphy Oil Corp. 7.05%, 5/1/2029	15,000	17,712
Noble Energy, Inc.:
4.15%, 12/15/2021	15,000	15,740
8.25%, 3/1/2019	7,000	8,630
Noble Holding International Ltd. 6.20%, 8/1/2040	30,000	29,787
Noble Holding International, Ltd. 4.63%, 3/1/2021	15,000	15,390

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Occidental Petroleum Corp. 4.10%, 2/1/2021	$15,000	$16,128
ONEOK Partners LP 3.25%, 2/1/2016	9,000	9,246
Petro-Canada 6.05%, 5/15/2018	7,000	7,972
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044 (a)	15,000	14,867
5.75%, 1/15/2020	15,000	17,152
Rowan Cos., Inc. 7.88%, 8/1/2019	10,000	12,052
Shell International Finance BV 4.30%, 9/22/2019 (a)	7,000	7,668
Southern Natural Gas Co. 8.00%, 3/1/2032	7,000	8,958
Southwestern Energy Co. 7.50%, 2/1/2018	30,000	35,018
Spectra Energy Capital LLC:
4.60%, 6/15/2021 (a)	18,000	19,450
8.00%, 10/1/2019	15,000	18,521
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	15,000	14,465
4.65%, 2/15/2022	4,000	4,228
4.95%, 1/15/2043 (a)	15,000	14,350
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	7,000	7,044
5.85%, 2/1/2037 (a)	7,000	7,289
The Williams Cos., Inc. 7.50%, 1/15/2031	15,000	17,138
Total Capital SA 4.25%, 12/15/2021	7,000	7,592
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	7,000	8,407
Transocean, Inc.:
6.38%, 12/15/2021 (a)	15,000	15,872
6.80%, 3/15/2038	15,000	14,398
Valero Energy Corp.:
6.63%, 6/15/2037	7,000	8,356
9.38%, 3/15/2019	35,000	44,609
Weatherford International LLC 6.35%, 6/15/2017	15,000	16,791
Williams Partners LP 4.13%, 11/15/2020	22,000	22,973
XTO Energy, Inc. 6.25%, 8/1/2017 (a)	15,000	16,899

		1,210,318

PAPER & FOREST PRODUCTS — 0.6%
International Paper Co.:
4.75%, 2/15/2022	30,000	32,192
9.38%, 5/15/2019	15,000	19,224
Plum Creek Timberlands LP 3.25%, 3/15/2023	30,000	28,485

		79,901

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 4.20%, 7/15/2018	7,000	7,053
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	15,000	18,160

		25,213

PHARMACEUTICALS — 2.9%
Abbott Laboratories 6.15%, 11/30/2037	7,000	8,978
AbbVie, Inc. 4.40%, 11/6/2042	15,000	14,068
Actavis, Inc. 6.13%, 8/15/2019	7,000	7,957
Allergan, Inc. 5.75%, 4/1/2016	30,000	32,011
Allergan, Inc./United States 3.38%, 9/15/2020	7,000	6,905
AstraZeneca PLC:
4.00%, 9/18/2042	15,000	13,914
5.90%, 9/15/2017	7,000	7,881
Bristol-Myers Squibb Co. 6.13%, 5/1/2038 (a)	7,000	8,827
Eli Lilly & Co. 5.20%, 3/15/2017	15,000	16,437
Express Scripts Holding Co. 6.13%, 11/15/2041	7,000	8,452
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017 (a)	15,000	15,089
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	7,000	8,228
Johnson & Johnson 5.85%, 7/15/2038	32,000	41,000
McKesson Corp. 4.75%, 3/1/2021	15,000	16,460
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044 (a)	7,000	7,050
4.90%, 11/1/2019	15,000	16,549
Merck & Co., Inc. 3.88%, 1/15/2021 (a)	15,000	15,969
Mylan, Inc. 2.60%, 6/24/2018	30,000	30,276
Novartis Capital Corp. 4.40%, 5/6/2044 (a)	25,000	25,820
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	14,926
1.50%, 6/15/2018 (a)	7,000	6,930
3.00%, 6/15/2023 (a)	7,000	6,890
4.30%, 6/15/2043 (a)	7,000	6,937
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	15,000	14,615
4.70%, 2/1/2043 (a)	15,000	14,987

		367,156

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	15,000	15,239

REAL ESTATE — 1.0%
Brandywine Operating Partnership LP 4.10%, 10/1/2024	25,000	24,880
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024 (b)	50,000	51,087

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

UDR, Inc. 3.75%, 7/1/2024	$50,000	$49,760

		125,727

REAL ESTATE INVESTMENT TRUSTS — 6.2%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	30,000	31,493
American Tower Corp. 4.50%, 1/15/2018	15,000	15,975
AvalonBay Communities, Inc. 5.70%, 3/15/2017	15,000	16,483
BioMed Realty LP 3.85%, 4/15/2016 (a)	15,000	15,553
Boston Properties LP 4.13%, 5/15/2021	15,000	15,832
Brandywine Operating Partnership LP 4.55%, 10/1/2029	25,000	24,788
Camden Property Trust 4.63%, 6/15/2021	53,000	57,506
DDR Corp.:
3.38%, 5/15/2023	30,000	28,625
4.75%, 4/15/2018	30,000	32,346
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	45,000	43,380
Duke Realty LP:
3.88%, 2/15/2021	75,000	76,917
6.75%, 3/15/2020	7,000	8,242
HCP, Inc.:
3.75%, 2/1/2019 (a)	22,000	23,122
5.38%, 2/1/2021	7,000	7,812
Health Care REIT, Inc. 6.13%, 4/15/2020	30,000	34,701
Hospitality Properties Trust 5.00%, 8/15/2022	30,000	31,587
Host Hotels & Resorts LP:
3.75%, 10/15/2023	15,000	14,820
6.00%, 10/1/2021	22,000	25,057
Kilroy Realty LP 5.00%, 11/3/2015	15,000	15,617
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	49,768
4.30%, 2/1/2018 (a)	15,000	16,026
Liberty Property LP:
4.75%, 10/1/2020	21,000	22,549
6.63%, 10/1/2017 (a)	7,000	7,904
Mack-Cali Realty LP 7.75%, 8/15/2019 (a)	15,000	17,699
National Retail Properties, Inc. 3.80%, 10/15/2022	30,000	30,489
Realty Income Corp. 6.75%, 8/15/2019	15,000	17,546
Regency Centers LP:
3.75%, 6/15/2024	21,000	20,899
5.25%, 8/1/2015	15,000	15,555
Senior Housing Properties Trust 4.30%, 1/15/2016	15,000	15,433
Simon Property Group LP 6.13%, 5/30/2018	15,000	17,146
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	4,000	4,099
4.75%, 6/1/2021	7,000	7,558
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	15,887
7.38%, 3/15/2032	15,000	19,839

		798,253

ROAD & RAIL — 1.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023 (a)	15,000	14,585
4.45%, 3/15/2043	15,000	14,679
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,048
6.20%, 6/1/2036	7,000	9,067
Canadian Pacific Railway Co. 4.45%, 3/15/2023	15,000	16,244
CSX Corp. 3.70%, 10/30/2020	15,000	15,713
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	15,000	15,373
Norfolk Southern Corp.:
2.90%, 2/15/2023	10,000	9,663
3.25%, 12/1/2021	7,000	7,096
Ryder System, Inc.:
2.35%, 2/26/2019	15,000	14,962
2.45%, 9/3/2019	30,000	29,765
Union Pacific Corp.:
4.16%, 7/15/2022 (a)	15,000	16,192
4.30%, 6/15/2042 (a)	7,000	6,994

		185,381

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041 (a)	9,000	10,587
Intel Corp. 4.80%, 10/1/2041 (a)	10,000	10,458
Xilinx, Inc. 3.00%, 3/15/2021	30,000	30,150

		51,195

SOFTWARE — 0.7%
CA, Inc. 5.38%, 12/1/2019	15,000	16,768
Microsoft Corp. 1.63%, 9/25/2015	15,000	15,190
Oracle Corp.:
1.20%, 10/15/2017 (a)	15,000	14,868
6.13%, 7/8/2039	7,000	8,682
Symantec Corp.:
2.75%, 9/15/2015	15,000	15,265
3.95%, 6/15/2022 (a)	15,000	14,991

		85,764

SPECIALTY RETAIL — 1.6%
AutoZone, Inc. 2.88%, 1/15/2023	15,000	14,269
Dollar General Corp. 3.25%, 4/15/2023	22,000	19,593
Lowe’s Cos., Inc. 3.75%, 4/15/2021 (a)	15,000	15,862
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	7,000	7,550
QVC, Inc.:
5.13%, 7/2/2022	15,000	15,849

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 3/15/2043 (a)	$22,000	$22,135
Staples, Inc.:
2.75%, 1/12/2018 (a)	15,000	15,100
4.38%, 1/12/2023	15,000	14,811
The Gap, Inc. 5.95%, 4/12/2021	45,000	51,011
The Home Depot, Inc. 5.40%, 9/15/2040 (a)	7,000	8,083
TJX Cos., Inc. 6.95%, 4/15/2019	22,000	26,301

		210,564

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Computer Sciences Corp.:
2.50%, 9/15/2015	22,000	22,242
4.45%, 9/15/2022	15,000	15,655
EMC Corp. 3.38%, 6/1/2023	22,000	21,587
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	4,000	3,931
3.50%, 4/15/2023	6,000	5,896
3.88%, 6/5/2024	15,000	15,019
Hewlett-Packard Co.:
2.75%, 1/14/2019 (a)	50,000	50,707
3.00%, 9/15/2016 (a)	15,000	15,527
International Business Machines Corp. 5.70%, 9/14/2017	50,000	56,185
NetApp, Inc. 2.00%, 12/15/2017	45,000	45,254

		252,003

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	12,000	14,727
NIKE, Inc.:
2.25%, 5/1/2023	22,000	20,746
3.63%, 5/1/2043 (a)	7,000	6,549
V.F. Corp. 6.45%, 11/1/2037	7,000	9,061

		51,083

TOBACCO — 0.7%
Altria Group, Inc.:
2.95%, 5/2/2023 (a)	15,000	14,265
4.50%, 5/2/2043 (a)	7,000	6,608
9.25%, 8/6/2019	7,000	9,110
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	7,000	7,259
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	15,000	14,880
3.88%, 8/21/2042	15,000	13,640
Reynolds American, Inc.:
3.25%, 11/1/2022 (a)	15,000	14,452
7.75%, 6/1/2018	7,000	8,258

		88,472

TRADING COMPANIES & DISTRIBUTORS — 0.3%
GATX Corp.:
2.38%, 7/30/2018	7,000	6,998
2.50%, 7/30/2019	30,000	29,555

		36,553

TRANSPORTATION INFRASTRUCTURE — 0.2%
Canadian Pacific Railway Co. 5.75%, 3/15/2033	25,000	29,851

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
America Movil SAB de CV 6.13%, 3/30/2040	25,000	29,128
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (a)	21,000	30,443
Embarq Corp. 7.08%, 6/1/2016 (a)	15,000	16,446
Koninklijke KPN NV 8.38%, 10/1/2030 (a)	10,000	13,816
Rogers Communications, Inc. 5.00%, 3/15/2044	15,000	15,265
Telefonica Emisiones SAU 3.99%, 2/16/2016	15,000	15,604
Vodafone Group PLC 2.95%, 2/19/2023 (a)	30,000	28,310

		149,012

TOTAL CORPORATE BONDS & NOTES —
(Cost $12,278,343)		12,443,362

	Shares
SHORT TERM INVESTMENTS — 14.7%
MONEY MARKET FUNDS — 14.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,496,205	1,496,205
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	379,257	379,257

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $1,875,462)		1,875,462

TOTAL INVESTMENTS — 111.9% (h)
(Cost $14,153,805)		14,318,824
OTHER ASSETS & LIABILITIES — (11.9)%		(1,517,792)

NET ASSETS — 100.0%		$12,801,032

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 73.1%
AUTOMOBILES — 4.7%
Ford Motor Co. 4.25%, 11/15/2016 (a)	$24,063,000	$41,251,442
Tesla Motors, Inc.:
0.25%, 3/1/2019 (a)	25,552,000	24,346,022
1.25%, 3/1/2021	37,600,000	35,761,059
1.50%, 6/1/2018	18,008,000	36,356,171

		137,714,694

BIOTECHNOLOGY — 4.7%
Dendreon Corp. 2.88%, 1/15/2016 (a)(b)	17,122,000	11,728,570
Gilead Sciences, Inc. 1.63%, 5/1/2016	20,401,000	95,800,240
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)(c)(d)	17,500,000	17,990,875
0.50%, 6/15/2021 (a)(c)	13,000,000	13,944,060

		139,463,745

BUILDING PRODUCTS — 2.2%
Cemex SAB de CV:
3.25%, 3/15/2016	26,687,000	37,563,554
3.75%, 3/15/2018	18,888,000	27,792,747

		65,356,301

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016 (a)	16,248,000	16,923,104

COMMUNICATIONS EQUIPMENT — 1.7%
Ciena Corp. 0.88%, 6/15/2017 (a)	13,800,000	13,471,560
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)	17,950,000	18,190,530
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (c)(d)	15,500,000	17,205,930

		48,868,020

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (c)	18,003,000	18,141,623

ENERGY EQUIPMENT & SERVICES — 0.3%
SolarCity Corp. 1.63%, 11/1/2019 (a)(c)	10,000,000	9,630,700

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (e)	13,552,000	14,353,194

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	15,150,000	17,880,788
WellPoint, Inc. 2.75%, 10/15/2042 (a)	41,143,000	68,359,917

		86,240,705

HOTELS, RESTAURANTS & LEISURE — 1.4%
MGM Resorts International 4.25%, 4/15/2015	31,514,000	39,590,093

HOUSEHOLD DURABLES — 1.3%
Jarden Corp.:
1.13%, 3/15/2034 (a)(c)	18,750,000	18,846,375
1.88%, 9/15/2018 (a)	13,825,000	18,983,107

		37,829,482

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	15,080,000	17,647,219

INTERNET & CATALOG RETAIL — 3.2%
The Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	27,402,000	30,763,677
0.90%, 9/15/2021 (c)	26,350,000	24,870,316
1.00%, 3/15/2018	27,700,000	37,233,509

		92,867,502

INTERNET SOFTWARE & SERVICES — 9.0%
Ctrip.com International, Ltd. 1.25%, 10/15/2018 (c)	22,250,000	23,215,428
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (c)	12,500,000	11,247,300
1.75%, 8/15/2021 (c)	15,000,000	13,211,010
2.50%, 9/15/2018 (c)	16,150,000	16,059,657
SINA Corp. 1.00%, 12/1/2018 (c)	22,000,000	20,362,430
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)	16,114,000	16,126,891
Twitter, Inc.:
0.25%, 9/15/2019 (c)	15,000,000	14,600,700
1.00%, 9/15/2021 (a)(c)	15,000,000	14,704,770
VeriSign, Inc. 4.09%, 8/15/2037	34,298,000	57,714,959
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	17,500,000	20,679,925
Yahoo!, Inc. Zero Coupon, 12/1/2018 (a)(c)(d)	39,450,000	41,085,203
Yandex NV 1.13%, 12/15/2018 (a)(c)	19,050,000	16,625,830

		265,634,103

MARINE — 0.6%
DryShips, Inc. 5.00%, 12/1/2014	18,998,000	18,791,549

MEDIA — 2.8%
Liberty Interactive LLC 0.75%, 3/30/2043	22,350,000	29,632,077
Liberty Media Corp. 1.38%, 10/15/2023 (a)(c)	28,027,000	27,493,618
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (c)	13,915,000	26,539,384

		83,665,079

METALS & MINING — 0.8%
Newmont Mining Corp. 1.63%, 7/15/2017 (a)	15,811,000	16,154,889
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	7,850,000	7,808,741

		23,963,630

OIL, GAS & CONSUMABLE FUELS — 3.7%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	32,073,000	32,211,556
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	37,465,000	31,087,333
3.13%, 5/15/2024 (a)	35,715,000	32,174,572

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Peabody Energy Corp. 4.75%, 12/15/2066 (a)	$20,323,000	$14,010,676

		109,484,137

PHARMACEUTICALS — 5.4%
Herbalife, Ltd. 2.00%, 8/15/2019 (c)	30,800,000	23,526,580
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)(c)	13,500,000	15,035,355
Mylan, Inc. 3.75%, 9/15/2015	15,956,000	54,611,963
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	18,900,000	45,861,795
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	14,477,000	18,653,614

		157,689,307

REAL ESTATE INVESTMENT TRUSTS — 1.9%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	16,400,000	16,343,256
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	20,335,000	20,425,694
Starwood Property Trust, Inc. 4.55%, 3/1/2018	16,362,000	17,594,386

		54,363,336

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Intel Corp.:
2.95%, 12/15/2035	43,419,000	55,537,243
3.25%, 8/1/2039	54,521,000	91,786,103
Microchip Technology, Inc. 2.13%, 12/15/2037	31,392,000	58,298,083
Micron Technology, Inc. 3.00%, 11/15/2043	28,200,000	37,123,608
Novellus Systems, Inc. 2.63%, 5/15/2041	19,100,000	41,924,500
NVIDIA Corp. 1.00%, 12/1/2018 (c)	41,050,000	44,929,636
SunEdison, Inc.:
0.25%, 1/15/2020 (a)(c)	17,250,000	16,979,175
2.00%, 10/1/2018 (a)(c)	16,150,000	23,555,583
2.75%, 1/1/2021 (a)(c)	16,100,000	24,026,996
Xilinx, Inc. 2.63%, 6/15/2017 (a)	16,301,000	24,240,728

		418,401,655

SOFTWARE — 5.2%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)(c)(d)	19,000,000	19,056,050
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)(c)	38,800,000	42,352,140
Electronic Arts, Inc. 0.75%, 7/15/2016	17,077,000	20,995,488
Nuance Communications, Inc. 2.75%, 11/1/2031	18,840,000	18,629,934
Salesforce.com, Inc. 0.25%, 4/1/2018 (a)	31,032,000	34,501,378
ServiceNow, Inc. Zero Coupon, 11/1/2018 (a)(c)(d)	15,800,000	16,772,964

		152,307,954

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
SanDisk Corp.:
0.50%, 10/15/2020 (a)(c)	40,852,000	49,183,765
1.50%, 8/15/2017	27,394,000	52,797,004

		101,980,769

THRIFTS & MORTGAGE FINANCE — 0.6%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	13,900,000	18,438,350

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (c)	17,073,000	19,079,078

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,930,960,523)		2,148,425,329

	Shares
CONVERTIBLE PREFERRED STOCKS — 26.3%
AEROSPACE & DEFENSE — 1.2%
United Technologies Corp. Zero Coupon, 12/31/2049 (a)(d)	603,000	35,510,670

BANKS — 4.4%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	108,266	130,190,948

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp. Series L 7.25%, 12/31/2049	84,233	96,573,134

ELECTRIC UTILITIES — 3.5%
AES Trust III 6.75%, 10/15/2029 (a)	299,478	15,357,232
Exelon Corp. 6.50%, 6/1/2017 (a)	630,000	32,004,000
NextEra Energy, Inc.:
5.60%, 6/1/2015	322,600	20,104,432
5.80%, 9/1/2016 (a)	278,500	15,203,315
5.89%, 9/1/2015	358,500	21,477,735

		104,146,714

FOOD PRODUCTS — 2.1%
Tyson Foods, Inc. 4.75%, 7/15/2017	811,500	41,029,440
Bunge, Ltd. 4.88%, 12/31/2049	188,000	20,445,000

		61,474,440

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Alere, Inc. Series B 3.00%, 12/31/2049	50,261	16,602,214

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	178,882	23,433,542

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 2.8%
Alcoa, Inc. 5.38%, 10/1/2017 (a)	500,000	$24,950,000
ArcelorMittal 6.00%, 1/15/2016 (a)	2,353,450	49,728,398
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	763,350	8,549,520

		83,227,918

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc.:
6.13%, 4/1/2016	300,450	16,843,227
6.00%, 7/1/2016	294,600	16,571,250
6.38%, 7/1/2017	527,500	26,322,250

		59,736,727

OIL, GAS & CONSUMABLE FUELS — 2.0%
CenterPoint Energy, Inc. 3.72%, 9/15/2029 (e)	387,421	23,512,658
Chesapeake Energy Corp. 5.75%, 12/31/2049 (a)(c)	31,650	35,148,907

		58,661,565

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Weyerhaeuser Co. 6.38%, 7/1/2016	370,000	19,991,100
American Tower Corp. 5.25%, 5/15/2017	162,500	17,631,250
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	389,438	22,268,065

		59,890,415

THRIFTS & MORTGAGE FINANCE — 0.6%
Federal National Mortgage Association 5.38%, 12/31/2049 (b)	431	16,270,250

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp. 4.50%, 11/1/2016	266,000	27,977,880

TOTAL CONVERTIBLE PREFERRED STOCKS — (f)
(Cost $705,797,080)		773,696,417

COMMON STOCKS — 0.0% (g)
THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(d) (Cost $110,270)	100,000	269,000

SHORT TERM INVESTMENTS — 10.6%
MONEY MARKET FUNDS — 10.6%
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	17,865,508	17,865,508
State Street Navigator Securities Lending Prime Portfolio (i)(j)	295,013,050	295,013,050

TOTAL SHORT TERM INVESTMENT — (f)
(Cost $312,878,558)		312,878,558

TOTAL INVESTMENTS — 110.0% (k)
(Cost $2,949,746,431)		3,235,269,304
OTHER ASSETS & LIABILITIES — (10.0)%		(295,302,301)

NET ASSETS — 100.0%		$2,939,967,003

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 23.0% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security
(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	Investments of cash collateral for securities loaned
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 38.6%
Fannie Mae
2.50%, 15yr TBA (a)	$2,600,000	$2,614,219
3.00%, 15yr TBA (a)	250,000	257,461
3.00%, 30yr TBA (a)	3,300,000	3,253,594
3.50%, 15yr TBA (a)	1,700,000	1,786,859
3.50%, 30yr TBA (a)	6,550,000	6,696,352
4.00%, 30yr TBA (a)	3,400,000	3,583,813
4.50%, 30yr TBA (a)	5,650,000	6,096,703
5.00%, 30yr TBA (a)	1,000,000	1,103,750
Freddie Mac
2.50%, 15yr TBA (a)	1,700,000	1,709,828
3.00%, 15yr TBA (a)	1,600,000	1,645,000
3.00%, 30yr TBA (a)	500,000	493,438
3.50%, 15yr TBA (a)	500,000	524,609
3.50%, 30yr TBA (a)	2,350,000	2,398,285
4.00%, 30yr TBA (a)	1,950,000	2,052,984
4.50%, 30yr TBA (a)	2,200,000	2,372,906
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	1,006,719
3.00%, 30yr TBA (a)	3,800,000	3,824,937
3.50%, 30yr TBA (a)	2,500,000	2,583,789
3.50%, 30yr TBA (a)	900,000	930,797
4.00%, 30yr TBA (a)	800,000	848,750
4.00%, 30yr TBA (a)	1,500,000	1,591,523

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $47,406,925)		47,376,316

FEDERAL HOME LOAN MORTGAGE CORPORATION — 17.3%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	355,735	358,204
2.50%, 6/1/2028 15yr (b)	176,149	177,372
3.00%, 2/1/2029 15yr (b)	141,466	145,619
3.00%, 5/1/2029 15yr (b)	1,200,126	1,235,356
3.00%, 7/1/2029 15yr (b)	345,304	355,440
3.00%, 8/1/2029 15yr (b)	1,192,853	1,227,869
3.00%, 6/1/2043 30yr (b)	242,365	239,449
3.00%, 7/1/2043 30yr (b)	478,325	472,571
3.00%, 8/1/2043 30yr (b)	237,726	234,867
3.00%, 9/1/2043 30yr (b)	247,600	244,622
3.00%, 10/1/2043 30yr (b)	243,938	241,004
3.00%, 10/1/2043 30yr (b)	1,897,587	1,874,760
3.50%, 1/1/2029 15yr (b)	174,892	183,694
3.50%, 7/1/2042 30yr (b)	300,214	306,686
3.50%, 5/1/2043 30yr (b)	587,529	600,214
3.50%, 11/1/2043 30yr (b)	332,533	339,712
3.50%, 6/1/2044 30yr (b)	741,210	757,270
3.50%, 8/1/2044 30yr (b)	299,350	305,836
4.00%, 10/1/2040 30yr (b)	575,550	606,348
4.00%, 12/1/2041 30yr (b)	368,999	388,739
4.00%, 5/1/2044 30yr (b)	391,290	412,351
4.00%, 7/1/2044 30yr (b)	1,240,833	1,307,623
4.00%, 9/1/2044 30yr (b)	1,100,000	1,159,209
4.50%, 2/1/2039 30yr (b)	392,252	423,245
4.50%, 9/1/2041 30yr (b)	239,441	258,643
4.50%, 10/1/2043 30yr (b)	569,461	614,450
4.50%, 3/1/2044 30yr (b)	584,473	630,871
5.00%, 9/1/2038 30yr (b)	182,622	201,098
5.00%, 12/1/2038 30yr (b)	810,261	892,158
5.00%, 1/1/2039 30yr (b)	736,889	811,440
5.00%, 9/1/2039 30yr (b)	404,252	445,150
5.00%, 12/1/2041 30yr (b)	825,084	911,036
5.50%, 1/1/2028 20yr (b)	150,310	167,689
5.50%, 9/1/2035 30yr (b)	29,347	32,772
5.50%, 6/1/2036 30yr (b)	111,180	123,558
5.50%, 12/1/2036 30yr (b)	148,293	164,804
5.50%, 7/1/2037 30yr (b)	1,096,900	1,219,028
5.50%, 4/1/2038 30yr (b)	967,801	1,075,571
5.50%, 5/1/2038 30yr (b)	16,049	17,836

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $20,890,327)		21,164,164

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.0%
Fannie Mae:
2.50%, 7/1/2028 15yr (b)	470,396	473,515
2.50%, 8/1/2028 15yr (b)	904,631	910,630
2.50%, 10/1/2028 15yr (b)	334,602	336,821
3.00%, 11/1/2028 15yr (b)	659,932	680,382
3.00%, 6/1/2029 15yr (b)	244,799	252,398
3.00%, 7/1/2029 15yr (b)	489,989	505,199
3.00%, 8/1/2029 15yr (b)	343,724	354,394
3.00%, 9/1/2029 15yr (b)	250,000	257,760
3.00%, 4/1/2043 30yr (b)	928,253	916,226
3.00%, 4/1/2043 30yr (b)	913,291	901,458
3.00%, 5/1/2043 30yr (b)	420,266	414,820
3.00%, 5/1/2043 30yr (b)	466,244	460,203
3.00%, 5/1/2043 30yr (b)	243,375	240,222
3.00%, 6/1/2043 30yr (b)	1,155,722	1,140,748
3.00%, 7/1/2043 30yr (b)	244,143	240,980
3.00%, 8/1/2043 30yr (b)	947,980	935,697
3.00%, 8/1/2043 30yr (b)	159,519	157,452
3.00%, 9/1/2043 30yr (b)	399,267	394,094
3.00%, 1/1/2044 30yr (b)	249,556	246,322
3.50%, 7/1/2034 20yr (b)	1,178,876	1,224,355
3.50%, 1/1/2041 30yr (b)	708,868	725,371
3.50%, 1/1/2043 30yr (b)	348,297	356,423
3.50%, 5/1/2043 30yr (b)	183,727	188,020
3.50%, 1/1/2044 30yr (b)	436,997	447,206
3.50%, 9/1/2044 30yr (b)	1,000,000	1,023,451
4.00%, 1/1/2019 15yr (b)	395,715	419,294
4.00%, 5/1/2020 15yr (b)	12,588	13,343
4.00%, 5/1/2020 15yr (b)	429,549	453,934
4.00%, 12/1/2020 15yr (b)	249,840	264,023
4.00%, 7/1/2021 10yr (b)	174,728	186,464
4.00%, 8/1/2026 15yr (b)	284,934	302,772
4.00%, 1/1/2034 20yr (b)	929,502	989,488
4.00%, 10/1/2040 30yr (b)	964,831	1,017,652
4.00%, 2/1/2041 30yr (b)	986,406	1,040,409
4.00%, 10/1/2041 30yr (b)	283,911	299,466
4.00%, 10/1/2043 30yr (b)	925,258	975,979
4.00%, 12/1/2043 30yr (b)	538,068	567,564
4.00%, 2/1/2044 30yr (b)	955,302	1,007,902
4.00%, 6/1/2044 30yr (b)	392,342	413,944
4.00%, 7/1/2044 30yr (b)	990,854	1,045,411
4.00%, 7/1/2044 30yr (b)	494,727	521,967
4.00%, 9/1/2044 30yr (b)	299,188	315,662
4.50%, 8/1/2015 10yr (b)	159,089	167,837
4.50%, 9/1/2018 15yr (b)	200,969	212,057
4.50%, 4/1/2019 10yr (b)	192,507	203,413
4.50%, 11/1/2024 15yr (b)	168,014	179,889
4.50%, 5/1/2041 30yr (b)	667,380	720,731
5.00%, 9/1/2015 10yr (b)	91,156	96,164

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 1/1/2017 15yr (b)	$106,585	$112,584
5.00%, 2/1/2019 15yr (b)	204,698	216,298
5.00%, 3/1/2019 15yr (b)	159,370	168,401
5.00%, 7/1/2040 30yr (b)	560,848	619,683
5.00%, 9/1/2040 30yr (b)	535,577	591,761
5.50%, 11/1/2038 30yr (b)	355,426	395,496
5.50%, 12/1/2038 30yr (b)	167,282	186,141
5.50%, 12/1/2039 30yr (b)	338,455	376,612
6.00%, 1/1/2037 30yr (b)	174,428	196,911
6.00%, 9/1/2037 30yr (b)	223,992	252,865
6.00%, 6/1/2040 30yr (b)	416,927	470,668
6.00%, 10/1/2040 30yr (b)	542,552	612,328

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $29,270,571)		29,399,260

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 19.6%
Ginnie Mae:
3.00%, 8/20/2042 30yr (b)	931,160	939,665
3.00%, 12/20/2042 30yr (b)	920,759	929,168
3.00%, 8/20/2043 30yr (b)	726,475	732,674
3.50%, 11/20/2042 30yr (b)	265,668	275,494
3.50%, 3/20/2043 30yr (b)	183,322	189,959
3.50%, 9/20/2043 30yr (b)	935,284	969,149
3.50%, 1/20/2044 30yr (b)	961,867	996,695
3.50%, 3/20/2044 30yr (b)	678,432	702,921
3.50%, 4/20/2044 30yr (b)	977,564	1,012,851
3.50%, 5/20/2044 30yr (b)	983,122	1,018,610
3.50%, 7/20/2044 30yr (b)	497,740	515,707
3.50%, 8/20/2044 30yr (b)	1,197,512	1,240,738
4.00%, 2/15/2040 30yr (b)	66,428	70,729
4.00%, 5/20/2042 30yr (b)	438,161	465,392
4.00%, 8/20/2042 30yr (b)	190,824	202,684
4.00%, 8/20/2043 30yr (b)	659,338	700,443
4.00%, 3/20/2044 30yr (b)	753,821	801,013
4.00%, 6/20/2044 30yr (b)	981,936	1,043,410
4.00%, 7/20/2044 30yr (b)	745,042	791,685
4.50%, 6/15/2039 30yr (b)	221,881	241,469
4.50%, 9/20/2040 30yr (b)	450,205	491,329
4.50%, 3/15/2041 30yr (b)	283,285	309,124
4.50%, 6/15/2041 30yr (b)	199,174	216,405
4.50%, 7/15/2041 30yr (b)	327,968	356,343
4.50%, 7/20/2041 30yr (b)	841,838	915,460
4.50%, 10/20/2043 30yr (b)	264,197	286,886
4.50%, 12/20/2043 30yr (b)	894,504	971,323
4.50%, 1/20/2044 30yr (b)	458,835	498,239
4.50%, 4/20/2044 30yr (b)	693,858	753,446
5.00%, 12/15/2038 30yr (b)	156,071	171,949
5.00%, 5/15/2039 30yr (b)	168,684	186,859
5.00%, 9/20/2042 30yr (b)	141,946	156,515
5.00%, 11/20/2042 30yr (b)	757,726	835,497
5.00%, 3/20/2043 30yr (b)	156,056	173,130
5.00%, 4/20/2043 30yr (b)	688,860	764,227
5.00%, 5/20/2043 30yr (b)	144,969	159,848
5.00%, 8/20/2043 30yr (b)	705,905	781,384
5.00%, 6/20/2044 30yr (b)	271,496	300,526
5.50%, 9/15/2035 30yr (b)	556,077	626,749
5.50%, 7/15/2038 30yr (b)	49,823	55,817
5.50%, 3/15/2039 30yr (b)	682,540	765,228
6.00%, 8/15/2040 30yr (b)	156,102	176,200
6.00%, 9/15/2040 30yr (b)	254,725	287,477

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $23,854,498)		24,080,417

	Shares
SHORT TERM INVESTMENT — 46.1%
MONEY MARKET FUND — 46.1%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d)(e) (Cost $56,520,434)	56,520,434	56,520,434

TOTAL INVESTMENTS — 145.6% (f)
(Cost $177,942,755)		178,540,591
OTHER ASSETS & LIABILITIES — (45.6)%		(55,884,811)

NET ASSETS — 100.0%		$122,655,780

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
TBA = To Be Announced

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 26.6%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 2.25%, 11/15/2022 (a)	$100,000	$93,739
Honeywell International, Inc.:
4.25%, 3/1/2021	50,000	54,695
5.30%, 3/1/2018	250,000	279,214
5.38%, 3/1/2041	100,000	117,661
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	104,868
5.20%, 10/15/2019	135,000	148,127
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	256,107
4.07%, 12/15/2042	125,000	119,043
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	197,892
5.05%, 11/15/2040	20,000	21,061
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	95,439
Raytheon Co. 2.50%, 12/15/2022 (a)	125,000	118,912
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	102,932
4.80%, 12/15/2043	100,000	109,152
The Boeing Co. 6.13%, 2/15/2033	165,000	210,177
United Technologies Corp.:
4.50%, 4/15/2020	60,000	66,071
5.38%, 12/15/2017	250,000	279,720
5.70%, 4/15/2040	210,000	252,168
6.05%, 6/1/2036	100,000	124,907

		2,751,885

AIR FREIGHT & LOGISTICS — 0.0% (b)
FedEx Corp. 2.63%, 8/1/2022	100,000	95,983
United Parcel Service, Inc.:
2.45%, 10/1/2022 (a)	100,000	96,261
6.20%, 1/15/2038	100,000	128,032

		320,276

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	188,794	201,537
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	95,078	96,980
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	19,433	19,627
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	72,510	77,042
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027	100,000	103,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	95,591	99,654

		597,840

AUTO COMPONENTS — 0.1%
Delphi Corp. 4.15%, 3/15/2024 (a)	40,000	40,865
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	63,525
5.50%, 1/15/2016 (a)	250,000	264,744
Magna International, Inc. 3.63%, 6/15/2024	100,000	99,319

		468,453

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	186,902
PACCAR Financial Corp. 1.10%, 6/6/2017	200,000	199,169

		386,071

BANKS — 3.3%
Abbey National Treasury Services PLC:
2.35%, 9/10/2019	100,000	98,982
3.05%, 8/23/2018	100,000	103,494
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	245,902
Banco do Brasil SA 3.88%, 10/10/2022	200,000	185,020
Bank of Montreal:
1.30%, 7/15/2016	200,000	201,463
2.50%, 1/11/2017	225,000	231,665
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	49,916
2.05%, 10/30/2018	250,000	249,216
Barclays Bank PLC:
2.50%, 2/20/2019	50,000	50,122
3.75%, 5/15/2024	200,000	198,737
Barclays PLC 4.38%, 9/11/2024	200,000	193,832
BB&T Corp.:
2.05%, 6/19/2018 (a)	250,000	250,691
3.95%, 4/29/2016	100,000	104,482
BNP Paribas SA:
2.70%, 8/20/2018 (a)	100,000	101,588
3.25%, 3/3/2023 (a)	100,000	98,341
3.60%, 2/23/2016	300,000	310,362
5.00%, 1/15/2021 (a)	200,000	221,448
BPCE SA 4.00%, 4/15/2024	250,000	251,998
Branch Banking & Trust Co. 3.80%, 10/30/2026	250,000	249,542
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	200,000	201,469
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,012
Commonwealth Bank of Australia/New York, NY 2.50%, 9/20/2018	225,000	228,664
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	109,307

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.63%, 12/1/2023	$200,000	$207,038
5.25%, 5/24/2041	250,000	278,295
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	250,000	248,492
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	100,000	104,798
Corp. Andina de Fomento:
1.50%, 8/8/2017	100,000	100,626
3.75%, 1/15/2016	100,000	103,503
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	353,808
Credit Suisse of New York, NY:
2.30%, 5/28/2019	250,000	247,697
4.38%, 8/5/2020	250,000	268,149
5.40%, 1/14/2020 (a)	100,000	111,231
Deutsche Bank AG 4.30%, 5/24/2028 (c)	200,000	190,084
Deutsche Bank AG London:
1.35%, 5/30/2017	200,000	198,504
6.00%, 9/1/2017	250,000	279,338
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	128,926
Export-Import Bank of Korea 4.00%, 1/14/2024	300,000	313,277
Fifth Third Bancorp:
3.63%, 1/25/2016	100,000	103,643
4.30%, 1/16/2024	100,000	102,921
Fifth Third Bank 1.15%, 11/18/2016	200,000	200,053
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	527,887
4.88%, 1/14/2022	100,000	110,745
5.10%, 4/5/2021	50,000	56,141
6.10%, 1/14/2042	35,000	44,560
6.50%, 9/15/2037	250,000	306,532
6.80%, 6/1/2038	100,000	128,348
International Finance Corp.:
1.75%, 9/4/2018	250,000	251,417
2.25%, 4/11/2016	550,000	564,766
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	151,054
3.88%, 1/16/2018	200,000	208,114
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	453,227
KeyCorp 2.30%, 12/13/2018	200,000	200,857
KFW:
0.50%, 7/15/2016	200,000	199,777
0.75%, 3/17/2017	100,000	99,612
1.88%, 4/1/2019	250,000	251,305
2.13%, 1/17/2023 (a)	200,000	194,532
Korea Development Bank 4.00%, 9/9/2016	100,000	105,198
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	225,000	226,997
2.00%, 10/4/2022	125,000	120,907
2.38%, 8/25/2021 (a)	700,000	702,959
2.63%, 2/16/2016	1,950,000	2,008,833
2.75%, 9/8/2020	100,000	103,557
4.50%, 7/16/2018	215,000	238,355
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	150,000	147,905
1.88%, 9/17/2018	400,000	404,658
Lloyds Bank PLC 4.20%, 3/28/2017	125,000	133,484
MUFG Union Bank NA 5.95%, 5/11/2016	100,000	107,561
National Australia Bank/New York 2.75%, 3/9/2017	150,000	155,102
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	204,795
PNC Bank NA 1.30%, 10/3/2016	250,000	251,393
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	169,043
5.25%, 11/15/2015 (a)	350,000	366,406
Regions Financial Corp. 2.00%, 5/15/2018	100,000	98,515
Royal Bank of Canada:
0.63%, 12/5/2016	100,000	100,126
1.20%, 9/19/2018 (a)	100,000	99,349
1.25%, 6/16/2017	200,000	199,110
1.45%, 9/9/2016	200,000	201,775
2.20%, 7/27/2018 (a)	100,000	101,024
2.20%, 9/23/2019	100,000	100,076
2.30%, 7/20/2016	305,000	312,303
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	200,000	199,473
3.95%, 7/19/2023 (a)	250,000	261,367
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	189,978
7.25%, 3/15/2018	60,000	68,883
Svenska Handelsbanken AB 2.50%, 1/25/2019 (a)	250,000	252,755
The Bank of Nova Scotia:
1.38%, 12/18/2017	50,000	49,512
1.45%, 4/25/2018	100,000	98,487
2.80%, 7/21/2021	150,000	148,303
2.90%, 3/29/2016	100,000	103,134
The Huntington National Bank 1.38%, 4/24/2017	200,000	199,034
The Korea Development Bank 3.50%, 8/22/2017	250,000	261,871
The Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	98,343
1.50%, 9/9/2016	100,000	101,080
2.13%, 7/2/2019	100,000	99,124
2.38%, 10/19/2016 (a)	100,000	102,810
US Bancorp:
1.95%, 11/15/2018	200,000	199,286
3.60%, 9/11/2024 (a)	150,000	148,899
3.70%, 1/30/2024 (a)	250,000	256,328
Wachovia Bank NA 5.85%, 2/1/2037	200,000	240,797
Wachovia Corp.:
5.63%, 10/15/2016	200,000	217,573
5.75%, 2/1/2018	125,000	140,554
Wells Fargo & Co.:
2.13%, 4/22/2019	300,000	296,834

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.15%, 1/15/2019	$200,000	$198,937
3.45%, 2/13/2023	100,000	97,939
3.50%, 3/8/2022	500,000	509,561
3.68%, 6/15/2016	300,000	314,031
4.13%, 8/15/2023	100,000	102,511
4.48%, 1/16/2024	300,000	313,231
5.61%, 1/15/2044	300,000	337,534
Wells Fargo Capital X 5.95%, 12/1/2086	100,000	104,000
Westpac Banking Corp.:
3.00%, 12/9/2015	350,000	359,568
4.88%, 11/19/2019 (a)	200,000	221,418

		24,277,096

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	121,814
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	100,000	88,967
5.38%, 1/15/2020	335,000	377,461
6.38%, 1/15/2040	250,000	317,886
7.75%, 1/15/2019	250,000	301,236
8.20%, 1/15/2039	100,000	151,236
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018 (a)	150,000	150,557
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	142,178
3.88%, 4/29/2043 (a)	100,000	92,038
5.75%, 10/23/2017	250,000	280,808
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	150,842
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	50,000	50,560
PepsiCo, Inc.:
0.70%, 2/26/2016	300,000	300,097
2.75%, 3/5/2022 (a)	150,000	146,942
3.60%, 8/13/2042	100,000	87,877
4.50%, 1/15/2020	100,000	110,419
The Coca-Cola Co.:
1.50%, 11/15/2015	200,000	201,927
3.15%, 11/15/2020	70,000	72,727
3.20%, 11/1/2023	300,000	299,791

		3,445,363

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
2.20%, 5/22/2019	100,000	98,690
2.50%, 11/15/2016 (a)	100,000	102,701
3.88%, 11/15/2021 (a)	100,000	104,394
4.10%, 6/15/2021	100,000	106,058
4.50%, 3/15/2020	50,000	54,008
5.15%, 11/15/2041	324,000	343,190
5.70%, 2/1/2019	100,000	113,279
5.75%, 3/15/2040	55,000	62,585
Celgene Corp.:
2.30%, 8/15/2018	100,000	100,440
3.63%, 5/15/2024	150,000	147,793
Gilead Sciences, Inc.:
4.50%, 4/1/2021	200,000	218,673
4.80%, 4/1/2044	100,000	104,748
Life Technologies Corp. 6.00%, 3/1/2020	100,000	115,268

		1,671,827

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	109,056

BUILDING PRODUCTS — 0.0% (b)
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (d)	30,000	30,025
Owens Corning 4.20%, 12/15/2022	138,000	139,594

		169,619

CAPITAL MARKETS — 1.1%
BlackRock, Inc. 3.50%, 3/18/2024 (a)	200,000	201,143
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,542
2.25%, 6/23/2019	250,000	248,324
Jefferies Group, Inc.:
5.13%, 4/13/2018 (a)	300,000	325,619
6.25%, 1/15/2036	60,000	63,006
6.45%, 6/8/2027	20,000	22,381
Morgan Stanley:
1.75%, 2/25/2016	100,000	100,919
3.45%, 11/2/2015	200,000	205,308
3.75%, 2/25/2023	100,000	99,935
3.80%, 4/29/2016	500,000	520,761
4.10%, 5/22/2023	250,000	248,575
4.75%, 3/22/2017	100,000	107,518
4.88%, 11/1/2022 (a)	63,000	66,423
5.38%, 10/15/2015	200,000	209,475
5.63%, 9/23/2019	150,000	168,445
5.75%, 1/25/2021	500,000	567,516
6.63%, 4/1/2018	390,000	445,981
7.25%, 4/1/2032	118,000	156,927
Northern Trust Corp.:
2.38%, 8/2/2022	102,000	97,931
3.95%, 10/30/2025	100,000	102,908
Svensk Exportkredit AB:
1.88%, 6/17/2019	200,000	199,830
2.13%, 7/13/2016	100,000	102,616
5.13%, 3/1/2017	205,000	225,093
The Bank of New York Mellon Corp.:
2.10%, 1/15/2019	250,000	247,254
2.20%, 5/15/2019 (a)	100,000	99,654
2.30%, 7/28/2016	100,000	102,369
3.55%, 9/23/2021	100,000	103,601
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	99,899
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	200,000	201,277
3.63%, 2/7/2016	100,000	103,419
3.63%, 1/22/2023	100,000	98,698
4.80%, 7/8/2044	100,000	99,913
5.35%, 1/15/2016	555,000	586,077
5.95%, 1/15/2027	395,000	443,467
6.13%, 2/15/2033	300,000	359,013
6.15%, 4/1/2018	500,000	562,935

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 10/1/2037	$250,000	$298,044

		8,041,796

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	146,583
6.13%, 1/15/2041	20,000	23,547
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	99,180
Airgas, Inc. 3.25%, 10/1/2015	100,000	102,200
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,397
5.15%, 3/15/2034	200,000	209,428
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	277,778
5.75%, 3/15/2019	250,000	287,119
Eastman Chemical Co.:
3.60%, 8/15/2022 (a)	100,000	100,606
4.65%, 10/15/2044	50,000	48,082
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	107,802
5.50%, 12/8/2041	76,000	86,996
LYB International Finance BV 4.00%, 7/15/2023	150,000	155,411
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	232,203
Monsanto Co.:
1.15%, 6/30/2017	150,000	148,880
2.20%, 7/15/2022	100,000	93,424
4.20%, 7/15/2034	70,000	70,224
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/2024 (a)	100,000	101,461
5.88%, 12/1/2036	50,000	60,170
PPG Industries, Inc.:
2.70%, 8/15/2022 (a)	200,000	192,427
6.65%, 3/15/2018	100,000	114,978
Praxair, Inc. 3.00%, 9/1/2021	250,000	252,984
RPM International, Inc. 3.45%, 11/15/2022	100,000	96,628
The Dow Chemical Co.:
5.25%, 11/15/2041 (a)	250,000	257,816
8.55%, 5/15/2019	330,000	414,973
The Mosaic Co. 4.25%, 11/15/2023	75,000	78,219
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	81,867

		3,865,383

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 5.50%, 11/1/2022 (a)	100,000	107,366
Pitney Bowes, Inc.:
4.75%, 5/15/2018 (a)	72,000	77,135
5.60%, 3/15/2018	200,000	220,049
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	274,246
5.00%, 3/1/2020	100,000	110,557
The George Washington University 4.30%, 9/15/2044	50,000	48,719
The Western Union Co.:
2.88%, 12/10/2017 (a)	100,000	102,697
5.93%, 10/1/2016 (a)	100,000	108,414
6.20%, 11/17/2036 (a)	105,000	107,479
Total System Services, Inc. 2.38%, 6/1/2018	140,000	138,852
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	148,921
7.38%, 3/11/2019	100,000	120,475

		1,564,910

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
1.10%, 3/3/2017	140,000	139,974
2.90%, 3/4/2021 (a)	100,000	100,791
3.63%, 3/4/2024 (a)	200,000	204,920
4.45%, 1/15/2020	200,000	219,822
5.50%, 1/15/2040	106,000	123,229
Juniper Networks, Inc.:
4.50%, 3/15/2024	50,000	51,519
5.95%, 3/15/2041	20,000	21,792
Motorola Solutions, Inc. 3.75%, 5/15/2022 (a)	200,000	196,624

		1,058,671

CONSTRUCTION & ENGINEERING — 0.0% (b)
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	209,982
Fluor Corp. 3.38%, 9/15/2021	80,000	82,282

		292,264

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016	250,000	255,506
3.30%, 6/9/2024	100,000	99,433
7.15%, 2/15/2019	170,000	204,650
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,013
1.95%, 12/13/2018	150,000	149,215
2.25%, 6/7/2016	200,000	205,053
2.80%, 3/4/2021	50,000	50,074

		1,163,944

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	106,567
Packaging Corp. of America 3.65%, 9/15/2024 (a)	100,000	98,937

		205,504

DIVERSIFIED CONSUMER SERVICES — 0.1%
Cornell University 5.45%, 2/1/2019	150,000	170,502
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	62,941
Stanford University 4.75%, 5/1/2019	110,000	122,772

		356,215

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	50,635
3.88%, 4/1/2021 (a)	75,000	75,385

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

American Express Co.:
1.55%, 5/22/2018	$250,000	$245,802
2.65%, 12/2/2022	86,000	82,449
8.13%, 5/20/2019	75,000	93,354
American Express Credit Corp.:
2.13%, 7/27/2018 (a)	75,000	75,204
2.25%, 8/15/2019	100,000	99,311
2.38%, 3/24/2017	500,000	512,981
American Honda Finance Corp. 1.20%, 7/14/2017	150,000	149,273
Ameriprise Financial, Inc.:
3.70%, 10/15/2024 (a)	150,000	151,139
5.65%, 11/15/2015	50,000	52,624
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	123,268
Bank of America Corp.:
1.25%, 1/11/2016	200,000	200,615
1.35%, 11/21/2016	150,000	149,884
1.50%, 10/9/2015	200,000	201,409
2.00%, 1/11/2018	100,000	99,431
2.60%, 1/15/2019	114,000	113,400
4.10%, 7/24/2023	200,000	203,568
4.88%, 4/1/2044	50,000	51,754
5.00%, 5/13/2021	500,000	546,758
5.49%, 3/15/2019	200,000	221,498
5.65%, 5/1/2018	150,000	166,474
5.88%, 1/5/2021	70,000	80,080
5.88%, 2/7/2042	200,000	235,777
6.05%, 5/16/2016	200,000	214,595
6.11%, 1/29/2037	350,000	400,585
6.22%, 9/15/2026 (a)	100,000	112,620
6.88%, 4/25/2018	330,000	379,812
Bank of America NA:
1.25%, 2/14/2017	250,000	248,793
5.30%, 3/15/2017	385,000	416,953
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	249,806
8.80%, 7/15/2019	100,000	126,809
Capital One Financial Corp. 2.45%, 4/24/2019	150,000	149,161
Capital One NA 2.40%, 9/5/2019	250,000	247,465
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	100,374
1.35%, 3/10/2017	250,000	248,759
2.50%, 7/29/2019	100,000	99,097
2.55%, 4/8/2019 (a)	100,000	99,744
3.38%, 3/1/2023	100,000	98,315
3.75%, 6/16/2024	150,000	149,405
4.45%, 1/10/2017	750,000	798,283
4.50%, 1/14/2022	250,000	267,460
4.95%, 11/7/2043	150,000	159,491
5.38%, 8/9/2020	100,000	112,204
5.50%, 2/15/2017	150,000	162,581
5.88%, 1/30/2042	150,000	178,908
6.00%, 10/31/2033	100,000	111,477
6.13%, 5/15/2018	150,000	169,656
6.63%, 6/15/2032	100,000	118,736
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	200,000	201,691
1.72%, 12/6/2017	250,000	248,203
2.38%, 1/16/2018	100,000	100,931
3.66%, 9/8/2024	100,000	97,757
4.38%, 8/6/2023	200,000	208,126
5.88%, 8/2/2021	500,000	573,623
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	100,395
1.50%, 7/12/2016	200,000	202,161
1.63%, 4/2/2018	250,000	249,192
2.25%, 11/9/2015	200,000	203,437
2.90%, 1/9/2017	500,000	519,131
3.10%, 1/9/2023	100,000	98,711
3.15%, 9/7/2022	200,000	199,181
4.63%, 1/7/2021	100,000	110,125
5.30%, 2/11/2021	100,000	112,801
5.63%, 5/1/2018	585,000	659,471
6.38%, 11/15/2067 (c)	100,000	109,375
6.75%, 3/15/2032	290,000	380,191
6.88%, 1/10/2039	300,000	403,186
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	98,781
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	226,279
JPMorgan Chase & Co.:
2.35%, 1/28/2019 (a)	150,000	149,688
3.15%, 7/5/2016	150,000	155,196
3.25%, 9/23/2022	250,000	246,388
3.45%, 3/1/2016	500,000	517,281
3.88%, 2/1/2024	500,000	506,491
3.88%, 9/10/2024	300,000	294,560
4.25%, 10/15/2020 (a)	750,000	797,991
4.50%, 1/24/2022	200,000	214,417
6.00%, 1/15/2018	150,000	168,591
6.40%, 5/15/2038	255,000	318,335
Legg Mason, Inc. 3.95%, 7/15/2024 (a)	200,000	200,653
Moody’s Corp. 4.50%, 9/1/2022 (a)	100,000	105,240
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	300,482
Nomura Holdings, Inc.:
4.13%, 1/19/2016	300,000	311,215
6.70%, 3/4/2020	21,000	24,874
ORIX Corp. 5.00%, 1/12/2016	100,000	104,751
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,144
2.45%, 7/15/2024	200,000	188,808
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	110,997
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	628,019
Synchrony Financial 3.75%, 8/15/2021	200,000	201,007
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020 (a)	200,000	219,320
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	248,475
1.38%, 1/10/2018	150,000	148,782
2.63%, 1/10/2023 (a)	100,000	97,062

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.75%, 5/17/2021	$100,000	$100,212
3.30%, 1/12/2022 (a)	150,000	153,426
UBS AG of Stamford, CT:
4.88%, 8/4/2020 (a)	100,000	110,763
5.75%, 4/25/2018	122,000	137,670
5.88%, 12/20/2017	146,000	164,388

		21,658,136

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.:
0.90%, 2/12/2016	200,000	199,927
1.60%, 2/15/2017 (a)	100,000	100,797
2.40%, 8/15/2016	150,000	153,809
4.30%, 12/15/2042	200,000	182,459
4.35%, 6/15/2045	158,000	144,381
4.80%, 6/15/2044	75,000	73,653
6.50%, 9/1/2037	180,000	216,992
British Telecommunications PLC 9.63%, 12/15/2030	250,000	391,794
Qwest Corp. 6.75%, 12/1/2021	200,000	226,750
Telefonica Emisiones SAU 5.46%, 2/16/2021	350,000	389,369
Verizon Communications, Inc.:
1.35%, 6/9/2017 (a)	300,000	298,441
2.00%, 11/1/2016	500,000	507,823
3.45%, 3/15/2021	200,000	203,777
3.65%, 9/14/2018	250,000	263,548
4.15%, 3/15/2024	150,000	154,300
4.50%, 9/15/2020	229,000	247,215
4.86%, 8/21/2046 (d)	553,000	554,484
5.15%, 9/15/2023	400,000	441,340
6.40%, 9/15/2033	273,000	332,549
6.40%, 2/15/2038	200,000	241,616
6.55%, 9/15/2043	750,000	930,177

		6,255,201

ELECTRIC UTILITIES — 1.7%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	113,634
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	87,348
7.00%, 4/1/2038	26,000	34,883
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	117,895
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	95,075
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	123,314
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	98,474
4.45%, 6/15/2020 (a)	100,000	109,301
5.50%, 12/1/2039	125,000	145,894
Consumers Energy Co.:
3.95%, 5/15/2043	100,000	96,582
4.35%, 8/31/2064 (a)	100,000	97,897
5.65%, 9/15/2018	100,000	113,201
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	102,234
Dominion Gas Holdings LLC 1.05%, 11/1/2016	100,000	99,719
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	150,000	152,276
5.30%, 2/15/2040	100,000	116,629
7.00%, 11/15/2018	220,000	261,960
Duke Energy Corp. 2.15%, 11/15/2016	100,000	102,139
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	121,804
Edison International 3.75%, 9/15/2017	50,000	52,827
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,294
Entergy Corp. 4.70%, 1/15/2017	250,000	265,562
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,776
Exelon Generation Co. LLC 4.00%, 10/1/2020	500,000	523,269
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	24,772
5.63%, 4/1/2034	15,000	18,198
5.69%, 3/1/2040	65,000	80,214
Georgia Power Co.:
4.75%, 9/1/2040	100,000	106,096
5.40%, 6/1/2040	300,000	347,117
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	130,976
Hydro Quebec:
2.00%, 6/30/2016	350,000	358,213
8.05%, 7/7/2024	15,000	20,651
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	98,694
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	24,880
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	266,656
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	100,902
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	103,572
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	61,404
Nevada Power Co.:
5.45%, 5/15/2041	60,000	70,604
6.75%, 7/1/2037	15,000	20,020
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	149,093
4.50%, 6/1/2021 (a)	200,000	214,270
Nisource Finance Corp. 4.80%, 2/15/2044	50,000	50,584
NiSource Finance Corp. 5.25%, 9/15/2017	200,000	218,817
Nisource Finance Corp. 6.40%, 3/15/2018	100,000	113,863
Northern States Power Co.:
4.85%, 8/15/2040	100,000	110,996
6.25%, 6/1/2036	150,000	193,326
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	199,826

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio Power Co. 6.60%, 2/15/2033 (a)	$45,000	$57,416
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042 (a)	30,000	35,018
6.80%, 9/1/2018	100,000	116,922
7.00%, 5/1/2032	115,000	156,400
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	198,215
4.50%, 12/15/2041	25,000	25,173
4.75%, 2/15/2044	200,000	210,525
PacifiCorp:
3.60%, 4/1/2024	200,000	204,937
3.85%, 6/15/2021	200,000	212,825
4.10%, 2/1/2042	50,000	49,149
Peco Energy Co. 4.15%, 10/1/2044	100,000	100,761
PG&E Corp. 2.40%, 3/1/2019	250,000	249,681
PPL Capital Funding, Inc. 3.50%, 12/1/2022 (a)	200,000	200,567
PPL Electric Utilities Corp.:
2.50%, 9/1/2022 (a)	100,000	96,370
5.20%, 7/15/2041 (a)	50,000	57,603
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	700,906
PSEG Power LLC 5.13%, 4/15/2020	80,000	88,269
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	108,566
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	50,000	49,269
2.38%, 5/15/2023	150,000	141,839
3.95%, 5/1/2042	25,000	24,363
Puget Energy, Inc. 6.00%, 9/1/2021	100,000	115,644
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	129,320
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	200,000	205,665
6.13%, 9/15/2037	115,000	147,704
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	116,874
Southern California Edison Co.:
3.88%, 6/1/2021 (a)	70,000	74,567
5.50%, 3/15/2040	450,000	534,998
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	115,479
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	96,920
6.10%, 5/15/2018	50,000	56,751
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	117,798
The Connecticut Light & Power Co. 6.35%, 6/1/2036	75,000	97,469
The Southern Co. 1.95%, 9/1/2016	350,000	356,451
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	96,770
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	98,591
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	155,649
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	252,913
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	130,446

		12,180,514

ELECTRICAL EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	96,314
4.88%, 10/15/2019	100,000	111,778
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	99,048

		307,140

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 1.55%, 9/15/2017	50,000	50,003
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	76,838
Avnet, Inc. 4.88%, 12/1/2022	100,000	105,124
Corning, Inc. 1.45%, 11/15/2017	100,000	99,672
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	104,314

		435,951

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,765
4.50%, 6/1/2021	100,000	107,735
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	200,000	185,086
Halliburton Co.:
6.15%, 9/15/2019	200,000	234,633
7.45%, 9/15/2039	100,000	141,941
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	158,828
National Oilwell Varco, Inc. 3.95%, 12/1/2042	50,000	47,508
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	282,279
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036 (a)	20,000	22,785

		1,230,560

FOOD & STAPLES RETAILING — 0.5%
CVS Health Corp.:
5.75%, 6/1/2017	350,000	389,728
6.25%, 6/1/2027	150,000	186,862
Safeway, Inc. 4.75%, 12/1/2021	200,000	202,000
Sysco Corp.:
2.60%, 6/12/2022	100,000	95,875
3.00%, 10/2/2021	60,000	60,243
4.35%, 10/2/2034	35,000	35,670
The Kroger Co.:
5.40%, 7/15/2040	250,000	273,556
6.15%, 1/15/2020	100,000	115,875

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.90%, 4/15/2038	$26,000	$33,410
8.00%, 9/15/2029	49,000	63,810
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,053
2.80%, 4/15/2016	650,000	670,990
4.00%, 4/11/2043	50,000	48,224
4.30%, 4/22/2044 (a)	50,000	50,371
5.63%, 4/15/2041	300,000	362,272
5.88%, 4/5/2027	200,000	247,592
6.50%, 8/15/2037	250,000	330,207
Walgreen Co.:
4.40%, 9/15/2042	100,000	92,358
5.25%, 1/15/2019	100,000	110,812

		3,418,908

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	273,413
Campbell Soup Co. 3.80%, 8/2/2042	100,000	86,030
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	248,400
3.20%, 1/25/2023	100,000	96,038
Delhaize Group SA 5.70%, 10/1/2040	15,000	15,896
General Mills, Inc. 5.70%, 2/15/2017	205,000	225,606
Kellogg Co.:
3.13%, 5/17/2022	100,000	99,435
3.25%, 5/21/2018	65,000	67,604
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	305,185
6.13%, 8/23/2018	100,000	114,246
Mondelez International, Inc.:
4.00%, 2/1/2024 (a)	100,000	102,229
5.38%, 2/10/2020	150,000	168,609
6.50%, 2/9/2040	170,000	211,962
6.88%, 1/26/2039 (a)	260,000	343,474
The Hershey Co. 2.63%, 5/1/2023 (a)	100,000	96,379
Tyson Foods, Inc. 3.95%, 8/15/2024	120,000	120,106
Unilever Capital Corp.:
0.85%, 8/2/2017 (a)	100,000	98,674
4.25%, 2/10/2021	150,000	164,005

		2,837,291

GAS UTILITIES — 0.0% (b)
National Grid PLC 6.30%, 8/1/2016	100,000	109,148
ONE Gas, Inc. 2.07%, 2/1/2019 (d)	100,000	99,340

		208,488

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	189,091
6.25%, 12/1/2037	155,000	196,247
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	113,882
6.40%, 6/15/2016	100,000	108,419
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	98,647
CareFusion Corp.:
3.30%, 3/1/2023	50,000	48,077
4.88%, 5/15/2044	100,000	97,997
Covidien International Finance SA 2.95%, 6/15/2023	100,000	96,201
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	102,582
3.13%, 3/15/2022	300,000	302,312
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	147,701
Stryker Corp.:
1.30%, 4/1/2018	100,000	98,076
4.10%, 4/1/2043	100,000	95,075

		1,694,307

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	99,032
3.95%, 9/1/2020	150,000	159,255
4.50%, 5/15/2042	100,000	98,362
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	99,117
Cardinal Health, Inc. 1.70%, 3/15/2018	57,000	56,243
CIGNA Corp.:
2.75%, 11/15/2016	150,000	154,579
4.00%, 2/15/2022	50,000	52,177
5.38%, 2/15/2042	70,000	77,106
Express Scripts Holding Co. 3.90%, 2/15/2022	250,000	257,940
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	51,199
Humana, Inc.:
3.85%, 10/1/2024	150,000	150,260
4.63%, 12/1/2042	100,000	95,742
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	200,793
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	230,000	228,741
6.95%, 7/1/2037	100,000	121,573
UnitedHealth Group, Inc.:
1.88%, 11/15/2016 (a)	200,000	203,636
4.63%, 11/15/2041	250,000	259,356
5.95%, 2/15/2041	20,000	24,634
6.00%, 2/15/2018	200,000	226,374
6.88%, 2/15/2038	56,000	75,254
WellPoint, Inc.:
1.88%, 1/15/2018	300,000	298,994
3.30%, 1/15/2023	50,000	49,077
4.63%, 5/15/2042	100,000	98,612
4.65%, 1/15/2043	100,000	97,608
5.88%, 6/15/2017	100,000	110,549
5.95%, 12/15/2034	68,000	79,642

		3,425,855

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 3.95%, 10/15/2020 (a)	67,000	70,187
Marriott International, Inc. 3.38%, 10/15/2020	125,000	127,607

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

McDonald’s Corp.:
5.35%, 3/1/2018	$210,000	$234,590
6.30%, 10/15/2037	100,000	127,250
Starbucks Corp. 0.88%, 12/5/2016	71,000	70,329
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	75,019
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	205,659
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	252,578

		1,163,219

HOUSEHOLD DURABLES — 0.0% (b)
MDC Holdings, Inc. 5.50%, 1/15/2024	83,000	81,962
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	106,423
Whirlpool Corp. 4.00%, 3/1/2024	60,000	60,192

		248,577

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	99,982
1.95%, 2/1/2023	100,000	92,738
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	96,173
5.30%, 3/1/2041	45,000	52,812
6.63%, 8/1/2037	100,000	134,392
The Procter & Gamble Co.:
1.80%, 11/15/2015 (a)	350,000	354,545
5.55%, 3/5/2037	100,000	121,879

		952,521

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (b)
TransAlta Corp. 1.90%, 6/3/2017	63,000	62,938

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co. 3.88%, 6/15/2044	100,000	96,399
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,619
Crane Co. 4.45%, 12/15/2023	50,000	52,297
General Electric Co.:
2.70%, 10/9/2022	250,000	243,141
4.50%, 3/11/2044	200,000	207,489
5.25%, 12/6/2017	100,000	111,082
Koninklijke Philips Electronics NV 3.75%, 3/15/2022	100,000	103,563
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,001

		975,591

INSURANCE — 1.0%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	95,901
5.70%, 2/15/2017	100,000	110,348
Alleghany Corp. 4.90%, 9/15/2044	125,000	124,312
American International Group, Inc.:
5.45%, 5/18/2017	390,000	428,967
5.60%, 10/18/2016	200,000	217,501
6.25%, 3/15/2087	100,000	110,250
8.18%, 5/15/2068 (c)	106,000	143,630
8.25%, 8/15/2018	150,000	184,278
Aon PLC:
3.50%, 6/14/2024	100,000	98,147
4.00%, 11/27/2023	100,000	103,730
4.60%, 6/14/2044	50,000	49,555
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	53,956
Assurant, Inc. 4.00%, 3/15/2023	100,000	100,293
AXA SA 8.60%, 12/15/2030	100,000	134,000
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018 (a)	100,000	100,630
4.30%, 5/15/2043 (a)	50,000	49,148
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	508,969
3.75%, 8/15/2021 (a)	100,000	106,036
CNA Financial Corp. 7.35%, 11/15/2019	100,000	120,241
Genworth Financial, Inc.:
6.52%, 5/22/2018	110,000	124,537
7.70%, 6/15/2020 (a)	100,000	120,223
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	129,227
Lincoln National Corp.:
4.00%, 9/1/2023	100,000	102,728
6.30%, 10/9/2037	100,000	123,574
Markel Corp. 3.63%, 3/30/2023	100,000	99,035
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	75,000	74,640
Marsh & McLennan Cos., Inc. 3.50%, 3/10/2025 (a)	75,000	74,166
MetLife, Inc.:
4.88%, 11/13/2043	150,000	160,212
5.70%, 6/15/2035	155,000	183,239
6.75%, 6/1/2016	400,000	438,007
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2067	100,000	105,000
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	149,963
Prudential Financial, Inc.:
4.50%, 11/16/2021	600,000	646,996
5.80%, 11/16/2041	50,000	58,337
The Allstate Corp. 5.95%, 4/1/2036	165,000	204,946
The Chubb Corp.:
5.75%, 5/15/2018	100,000	112,812
6.00%, 5/11/2037	100,000	126,021
The Progressive Corp. 4.35%, 4/25/2044	100,000	101,248
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	106,513

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 12/15/2017	$250,000	$280,968
Unum Group 4.00%, 3/15/2024	100,000	101,744
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	102,588
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	111,318
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	53,194
4.75%, 8/1/2044	150,000	146,367
XLIT, Ltd. 5.75%, 10/1/2021	100,000	115,144

		6,992,639

INTERNET & CATALOG RETAIL — 0.0% (b)
Expedia, Inc. 4.50%, 8/15/2024 (a)	200,000	198,283

INTERNET SOFTWARE & SERVICES — 0.1%
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	123,663
Baidu, Inc. 3.50%, 11/28/2022	200,000	193,650
eBay, Inc. 1.63%, 10/15/2015	200,000	202,356
Google, Inc. 2.13%, 5/19/2016	100,000	102,381

		622,050

IT SERVICES — 0.1%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	103,296
International Business Machines Corp.:
4.00%, 6/20/2042	100,000	95,866
5.88%, 11/29/2032	165,000	204,535
7.00%, 10/30/2025	100,000	130,744
Xerox Corp. 2.95%, 3/15/2017	300,000	310,537

		844,978

LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	49,660
Mattel, Inc. 2.50%, 11/1/2016	100,000	101,761

		151,421

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	356,607
3.15%, 1/15/2023	100,000	97,436

		454,043

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	121,410
3.80%, 8/15/2042	100,000	92,504
6.05%, 8/15/2036	165,000	205,253
Cummins, Inc. 4.88%, 10/1/2043	100,000	110,181
Danaher Corp. 2.30%, 6/23/2016	100,000	102,417
Deere & Co. 3.90%, 6/9/2042	150,000	143,021
Eaton Corp.:
4.00%, 11/2/2032	165,000	163,005
4.15%, 11/2/2042	100,000	96,065
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,550
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	93,762
4.88%, 9/15/2041	100,000	107,952
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	116,932
Snap-On, Inc. 4.25%, 1/15/2018	100,000	105,617
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	61,494
The Timken Co. 3.88%, 9/1/2024 (d)	70,000	68,564
Xylem, Inc. 3.55%, 9/20/2016	150,000	156,730

		1,788,457

MEDIA — 1.2%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (d)	100,000	100,174
4.50%, 2/15/2021	150,000	162,156
4.75%, 9/15/2044 (d)	100,000	100,076
6.40%, 12/15/2035	150,000	185,022
8.88%, 4/26/2023	44,000	58,641
CBS Corp.:
1.95%, 7/1/2017	100,000	101,105
2.30%, 8/15/2019	100,000	98,452
Comcast Corp.:
4.20%, 8/15/2034	83,000	82,831
4.25%, 1/15/2033	100,000	100,819
4.65%, 7/15/2042	200,000	207,794
5.15%, 3/1/2020 (a)	250,000	283,220
5.85%, 11/15/2015	97,000	102,566
5.88%, 2/15/2018	90,000	102,197
6.40%, 5/15/2038	310,000	395,915
6.50%, 1/15/2017	80,000	89,528
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/1/2016	150,000	155,333
5.20%, 3/15/2020	315,000	352,145
6.38%, 3/1/2041	150,000	176,965
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	107,608
6.35%, 6/1/2040	150,000	177,742
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	300,000	338,475
International Game Technology 5.35%, 10/15/2023	100,000	102,406
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	103,123
5.15%, 4/30/2020	335,000	379,838
News America, Inc. 6.15%, 3/1/2037	240,000	282,160
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	305,021
The Walt Disney Co.:
1.85%, 5/30/2019	200,000	197,345
2.75%, 8/16/2021 (a)	100,000	100,694

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.75%, 6/1/2021	$100,000	$106,940
4.38%, 8/16/2041 (a)	100,000	104,365
Thomson Reuters Corp.:
0.88%, 5/23/2016	50,000	49,868
1.30%, 2/23/2017	200,000	199,493
4.70%, 10/15/2019	100,000	109,311
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	105,331
5.50%, 9/1/2041	250,000	279,862
5.85%, 5/1/2017	230,000	255,021
6.55%, 5/1/2037	350,000	438,075
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	660,328
4.90%, 6/15/2042	100,000	100,673
7.70%, 5/1/2032	240,000	329,558
Viacom, Inc.:
2.50%, 12/15/2016	200,000	205,258
3.50%, 4/1/2017	100,000	104,870
3.88%, 12/15/2021	350,000	362,602
6.25%, 4/30/2016	200,000	216,301
WPP Finance 2010 3.75%, 9/19/2024 (a)	150,000	148,293

		8,725,500

METALS & MINING — 0.6%
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	104,934
Barrick Gold Corp. 4.10%, 5/1/2023 (a)	100,000	95,808
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	203,357
5.70%, 5/30/2041	100,000	96,603
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	107,790
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	50,551
2.05%, 9/30/2018	200,000	200,149
2.88%, 2/24/2022	250,000	247,794
6.50%, 4/1/2019	100,000	117,902
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022 (a)	250,000	244,269
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	100,081
3.88%, 3/15/2023 (a)	100,000	97,924
5.45%, 3/15/2043	156,000	158,585
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	202,770
Newmont Mining Corp.:
3.50%, 3/15/2022	100,000	92,472
6.25%, 10/1/2039	100,000	100,567
Nucor Corp. 5.75%, 12/1/2017	250,000	280,028
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	200,000	201,280
3.50%, 3/22/2022	150,000	152,383
4.13%, 8/21/2042 (a)	108,000	99,263
4.75%, 3/22/2042	250,000	249,803
Rio Tinto Finance USA, Ltd. 3.75%, 9/20/2021	100,000	103,166
Southern Copper Corp. 5.25%, 11/8/2042	200,000	187,318
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	100,000	99,584
3.75%, 2/1/2023	100,000	94,241
6.25%, 7/15/2041 (a)	200,000	202,434
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	90,000	90,532
6.88%, 11/21/2036	330,000	370,546
6.88%, 11/10/2039	165,000	186,036
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	20,711

		4,558,881

MULTI-NATIONAL — 1.4%
African Development Bank:
0.75%, 10/18/2016	150,000	150,098
1.25%, 9/2/2016	200,000	202,230
Asian Development Bank:
0.50%, 6/20/2016	300,000	299,705
1.50%, 9/28/2018	200,000	199,229
1.75%, 3/21/2019	300,000	300,144
2.50%, 3/15/2016	200,000	205,858
European Bank for Reconstruction & Development:
1.63%, 4/10/2018	50,000	50,367
1.63%, 11/15/2018	200,000	199,601
2.50%, 3/15/2016	450,000	462,998
European Investment Bank:
0.50%, 8/15/2016	350,000	349,301
0.63%, 4/15/2016	100,000	100,248
0.88%, 4/18/2017	100,000	99,762
1.00%, 3/15/2018	125,000	123,321
1.00%, 6/15/2018 (a)	250,000	245,382
1.13%, 9/15/2017 (a)	250,000	249,782
1.75%, 3/15/2017	100,000	102,006
1.75%, 6/17/2019 (a)	200,000	199,067
1.88%, 3/15/2019	250,000	251,025
2.50%, 5/16/2016	950,000	980,327
2.50%, 4/15/2021 (a)	400,000	405,844
4.00%, 2/16/2021	650,000	719,041
4.88%, 2/16/2016	200,000	212,185
4.88%, 1/17/2017	450,000	490,802
FMS Wertmanagement AoeR 1.00%, 11/21/2017	300,000	297,334
Inter-American Development Bank:
0.88%, 11/15/2016	150,000	150,447
0.88%, 3/15/2018	100,000	98,304
1.00%, 7/14/2017	250,000	249,452
1.75%, 8/24/2018	500,000	503,946
3.88%, 10/28/2041	35,000	36,514
5.13%, 9/13/2016	405,000	439,732
International Bank for Reconstruction & Development:
0.50%, 4/15/2016	200,000	200,129
0.50%, 5/16/2016	150,000	150,029
1.00%, 9/15/2016	600,000	604,205
1.13%, 7/18/2017	250,000	250,375
2.13%, 3/15/2016	200,000	204,865
2.13%, 11/1/2020	200,000	199,843
2.25%, 6/24/2021	250,000	249,560
4.75%, 2/15/2035	80,000	96,398

		10,329,456

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	$100,000	$99,592
Berkshire Hathaway Energy 6.13%, 4/1/2036	155,000	190,325
Black Hills Corp. 4.25%, 11/30/2023	100,000	104,851
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	263,529
6.40%, 6/15/2018	250,000	287,346
DTE Energy Co. 6.38%, 4/15/2033 (a)	150,000	187,607
MidAmerican Energy Co. 4.80%, 9/15/2043	250,000	271,479
Sempra Energy 2.30%, 4/1/2017	150,000	152,979

		1,557,708

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	108,238
4.38%, 9/1/2023	90,000	94,684
6.70%, 7/15/2034	50,000	61,641
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	105,107
Target Corp.:
2.90%, 1/15/2022 (a)	250,000	247,742
4.00%, 7/1/2042	200,000	184,675
5.88%, 7/15/2016	100,000	108,944

		911,031

OIL, GAS & CONSUMABLE FUELS — 2.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	414,574
6.45%, 9/15/2036	100,000	121,697
Apache Corp.:
5.10%, 9/1/2040	100,000	104,599
5.63%, 1/15/2017	250,000	274,075
Baker Hughes, Inc. 3.20%, 8/15/2021	150,000	153,160
Boardwalk Pipelines LP 3.38%, 2/1/2023 (a)	170,000	156,951
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	97,970
2.24%, 5/10/2019	300,000	297,869
2.24%, 9/26/2018	100,000	100,306
2.75%, 5/10/2023	200,000	189,092
3.56%, 11/1/2021	100,000	102,215
4.74%, 3/11/2021	200,000	219,308
Buckeye Partners LP 2.65%, 11/15/2018	100,000	99,416
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	127,044
6.50%, 2/15/2037	250,000	308,473
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	96,355
6.75%, 11/15/2039	100,000	126,472
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	111,929
Chevron Corp.:
0.89%, 6/24/2016	200,000	200,522
1.10%, 12/5/2017	100,000	98,751
2.43%, 6/24/2020	250,000	249,286
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	232,485
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	202,848
ConocoPhillips 5.90%, 10/15/2032	250,000	312,278
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	634,538
Continental Resources, Inc. 5.00%, 9/15/2022	100,000	105,125
DCP Midstream Operating LP 3.88%, 3/15/2023	50,000	49,701
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	115,666
7.95%, 4/15/2032	200,000	278,099
Ecopetrol SA 5.88%, 9/18/2023	250,000	276,250
Enable Midstream Partners LP 3.90%, 5/15/2024 (d)	100,000	98,900
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	128,825
EnCana Corp. 5.15%, 11/15/2041 (a)	206,000	216,917
Encana Corp. 5.90%, 12/1/2017	100,000	112,208
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	282,725
6.70%, 7/1/2018	100,000	115,093
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	100,289
Ensco PLC 4.70%, 3/15/2021 (a)	100,000	104,649
Enterprise Products Operating LLC:
3.20%, 2/1/2016	150,000	154,852
4.85%, 8/15/2042	250,000	253,983
5.20%, 9/1/2020	200,000	223,796
6.30%, 9/15/2017	50,000	56,652
EOG Resources, Inc.:
4.10%, 2/1/2021	100,000	107,742
5.63%, 6/1/2019	129,000	147,072
Exxon Mobil Corp.:
1.82%, 3/15/2019	100,000	99,866
3.18%, 3/15/2024 (a)	100,000	101,499
FMC Technologies, Inc. 2.00%, 10/1/2017 (a)	100,000	100,267
Hess Corp. 5.60%, 2/15/2041	238,000	266,871
Husky Energy, Inc. 3.95%, 4/15/2022 (a)	250,000	257,752
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	498,013
4.25%, 9/1/2024	100,000	99,450
5.50%, 3/1/2044	100,000	99,778
5.63%, 9/1/2041	50,000	50,343
5.80%, 3/15/2035	175,000	183,486
Magellan Midstream Partners LP 4.20%, 12/1/2042	100,000	93,339
Marathon Oil Corp.:
2.80%, 11/1/2022	200,000	191,049
6.80%, 3/15/2032	100,000	125,162

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Marathon Petroleum Corp.:
3.50%, 3/1/2016	$55,000	$56,821
6.50%, 3/1/2041	49,000	58,761
Nexen, Inc. 5.88%, 3/10/2035	100,000	114,536
Noble Energy, Inc. 5.25%, 11/15/2043	100,000	105,269
Noble Holding International, Ltd.:
3.05%, 3/1/2016	100,000	102,795
3.95%, 3/15/2022 (a)	100,000	97,421
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	396,212
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	128,956
6.13%, 2/1/2041	100,000	113,443
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	110,500
6.63%, 6/15/2035	215,000	249,131
Petro-Canada:
5.95%, 5/15/2035	100,000	117,042
7.88%, 6/15/2026	180,000	240,289
Petrobras Global Finance BV:
3.00%, 1/15/2019 (a)	250,000	243,784
4.38%, 5/20/2023 (a)	150,000	140,093
5.63%, 5/20/2043	83,000	72,880
7.25%, 3/17/2044 (a)	200,000	214,457
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	510,654
3.88%, 1/27/2016	100,000	102,554
5.38%, 1/27/2021	200,000	202,293
5.75%, 1/20/2020	105,000	110,969
6.75%, 1/27/2041 (a)	100,000	100,910
6.88%, 1/20/2040	105,000	107,533
Petroleos Mexicanos:
3.50%, 7/18/2018 (a)	100,000	103,250
4.88%, 1/24/2022	500,000	528,750
5.50%, 6/27/2044	125,000	126,875
6.38%, 1/23/2045 (d)	100,000	112,875
6.50%, 6/2/2041	150,000	172,500
8.00%, 5/3/2019	100,000	121,250
Phillips 66 5.88%, 5/1/2042	250,000	292,761
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	126,100
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	94,788
4.30%, 1/31/2043	100,000	93,988
6.50%, 5/1/2018	100,000	115,145
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	94,406
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	43,164
Shell International Finance BV:
1.13%, 8/21/2017	100,000	99,398
4.55%, 8/12/2043	100,000	105,213
6.38%, 12/15/2038	220,000	286,057
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	480,000	529,042
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	123,472
Statoil ASA:
2.90%, 11/8/2020	120,000	121,540
3.13%, 8/17/2017	100,000	104,854
5.10%, 8/17/2040	225,000	251,228
7.75%, 6/15/2023	200,000	267,236
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	228,461
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	60,000	60,649
Talisman Energy, Inc. 3.75%, 2/1/2021 (a)	150,000	150,334
Total Capital International SA:
1.00%, 8/12/2016	250,000	250,614
2.13%, 1/10/2019	150,000	150,760
2.75%, 6/19/2021	100,000	99,545
2.88%, 2/17/2022	350,000	348,065
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	93,468
6.10%, 6/1/2040	100,000	119,809
6.50%, 8/15/2018	70,000	81,111
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	100,000	140,154
Transocean, Inc.:
6.00%, 3/15/2018 (a)	55,000	59,196
6.80%, 3/15/2038	250,000	239,967
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	65,000	74,834
6.63%, 6/15/2037	100,000	119,375
Western Gas Partners LP 2.60%, 8/15/2018	100,000	101,372
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	284,106
Williams Partners LP:
3.35%, 8/15/2022	100,000	97,035
3.90%, 1/15/2025	65,000	64,027
4.00%, 11/15/2021	50,000	51,335
4.90%, 1/15/2045	100,000	97,295
5.25%, 3/15/2020	110,000	121,899
6.30%, 4/15/2040	35,000	40,379
XTO Energy, Inc. 6.75%, 8/1/2037 (a)	45,000	64,224

		20,876,841

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	105,392
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	247,949
International Paper Co.:
6.00%, 11/15/2041 (a)	20,000	22,588
7.50%, 8/15/2021 (a)	250,000	310,449
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	94,948

		781,326

PERSONAL PRODUCTS — 0.0% (b)
Avon Products, Inc. 6.95%, 3/15/2043	100,000	99,320

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	$100,000	$90,985

		190,305

PHARMACEUTICALS — 1.0%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	110,620
6.00%, 4/1/2039	125,000	156,440
AbbVie, Inc.:
1.75%, 11/6/2017	250,000	249,191
2.90%, 11/6/2022	100,000	95,399
4.40%, 11/6/2042	150,000	140,679
Actavis Funding SCS 2.45%, 6/15/2019 (d)	45,000	43,881
Actavis, Inc.:
3.25%, 10/1/2022 (a)	200,000	191,024
6.13%, 8/15/2019	100,000	113,672
Allergan, Inc. 2.80%, 3/15/2023	100,000	89,402
AstraZeneca PLC 5.90%, 9/15/2017 (a)	150,000	168,880
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	315,238
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	246,552
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	205,538
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	169,875
6.38%, 5/15/2038	355,000	453,935
Johnson & Johnson:
2.15%, 5/15/2016	100,000	102,783
3.55%, 5/15/2021 (a)	250,000	266,575
4.85%, 5/15/2041 (a)	100,000	113,751
McKesson Corp.:
2.85%, 3/15/2023	100,000	95,782
4.75%, 3/1/2021	100,000	109,736
7.50%, 2/15/2019	100,000	120,121
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	105,643
Merck & Co, Inc.:
4.15%, 5/18/2043	100,000	98,266
6.55%, 9/15/2037	200,000	264,352
Merck & Co., Inc. 2.80%, 5/18/2023	150,000	145,960
Mylan, Inc. 4.20%, 11/29/2023	50,000	51,087
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	100,908
4.40%, 5/6/2044	100,000	103,279
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	224,530
Perrigo Co. PLC 5.30%, 11/15/2043 (d)	200,000	213,673
Pfizer, Inc.:
1.10%, 5/15/2017 (a)	250,000	249,241
3.40%, 5/15/2024	250,000	249,817
6.20%, 3/15/2019	135,000	157,420
Sanofi:
2.63%, 3/29/2016	200,000	205,723
4.00%, 3/29/2021 (a)	125,000	134,168
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	344,552
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	202,388
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	145,843
Wyeth 5.95%, 4/1/2037	240,000	290,650
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	70,223
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	40,923
4.70%, 2/1/2043	60,000	59,949

		7,017,669

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	45,000	45,100
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	50,000	50,062
American Tower Corp.:
3.40%, 2/15/2019	100,000	101,911
5.00%, 2/15/2024	90,000	94,468
5.90%, 11/1/2021 (a)	100,000	112,214
ARC Properties Operating Partnership LP/Clark Acquisition LLC 4.60%, 2/6/2024 (d)	100,000	100,674
BioMed Realty LP:
2.63%, 5/1/2019	50,000	49,667
3.85%, 4/15/2016	25,000	25,921
Boston Properties LP:
4.13%, 5/15/2021	200,000	211,094
5.63%, 11/15/2020	65,000	74,198
Brandywine Operating Partnership LP 4.55%, 10/1/2029	200,000	198,303
Camden Property Trust 4.88%, 6/15/2023	250,000	272,891
Corporate Office Properties LP 3.70%, 6/15/2021	50,000	49,515
DDR Corp. 3.38%, 5/15/2023	100,000	95,416
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	100,000	96,400
Duke Realty LP 6.75%, 3/15/2020	25,000	29,437
ERP Operating LP:
5.13%, 3/15/2016	250,000	265,101
5.75%, 6/15/2017	100,000	110,866
Essex Portfolio LP 3.88%, 5/1/2024	50,000	50,258
HCP, Inc.:
3.88%, 8/15/2024	150,000	147,771
4.20%, 3/1/2024 (a)	120,000	121,748
5.38%, 2/1/2021	100,000	111,603
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	532,989
5.25%, 1/15/2022	100,000	110,121
6.20%, 6/1/2016	150,000	162,501
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	97,437

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Healthcare Trust of America Holdings LP 3.38%, 7/15/2021 (a)	$50,000	$49,579
Hospitality Properties Trust 4.50%, 3/15/2025	100,000	98,695
Host Hotels & Resorts LP 4.75%, 3/1/2023 (a)	50,000	52,917
Kilroy Realty LP 3.80%, 1/15/2023	100,000	99,583
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	99,536
Liberty Property LP:
4.13%, 6/15/2022	100,000	103,348
4.40%, 2/15/2024	63,000	65,601
Mid-America Apartments LP 3.75%, 6/15/2024	100,000	99,123
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	48,338
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	24,416
ProLogis LP:
2.75%, 2/15/2019	125,000	126,362
3.35%, 2/1/2021 (a)	100,000	100,194
4.50%, 8/15/2017	20,000	21,500
Realty Income Corp.:
3.88%, 7/15/2024	60,000	59,833
5.88%, 3/15/2035	50,000	57,990
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,241
Simon Property Group LP 2.15%, 9/15/2017	500,000	507,551
Ventas Realty LP 3.75%, 5/1/2024	50,000	49,173
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018 (a)	100,000	100,062
2.70%, 4/1/2020	100,000	98,837
Weyerhaeuser Co. 4.63%, 9/15/2023	150,000	158,865

		5,389,410

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	98,598
3.45%, 9/15/2021	350,000	360,395
4.38%, 9/1/2042	100,000	96,860
4.95%, 9/15/2041	100,000	105,400
7.00%, 12/15/2025	51,000	65,406
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	94,152
2.85%, 12/15/2021	100,000	100,322
Canadian Pacific Railway Co. 9.45%, 8/1/2021	100,000	137,499
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	109,212
CSX Corp.:
4.25%, 6/1/2021	35,000	37,645
4.50%, 8/1/2054	150,000	145,526
6.15%, 5/1/2037	165,000	201,873
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	33,819
4.84%, 10/1/2041	100,000	105,316
7.70%, 5/15/2017	230,000	266,283
Ryder System, Inc. 2.50%, 3/1/2018 (a)	100,000	101,765
Union Pacific Corp.:
3.65%, 2/15/2024	92,000	94,939
4.82%, 2/1/2044	205,000	220,940

		2,375,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Altera Corp. 2.50%, 11/15/2018 (a)	100,000	100,505
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	117,637
Broadcom Corp. 2.50%, 8/15/2022	100,000	93,902
Intel Corp.:
1.35%, 12/15/2017	150,000	149,308
4.25%, 12/15/2042	150,000	145,079
4.80%, 10/1/2041	185,000	193,473
Texas Instruments, Inc. 2.38%, 5/16/2016	100,000	102,625
Xilinx, Inc. 3.00%, 3/15/2021 (a)	100,000	100,499

		1,003,028

SOFTWARE — 0.3%
CA, Inc. 4.50%, 8/15/2023 (a)	150,000	155,549
Microsoft Corp.:
2.38%, 5/1/2023 (a)	100,000	95,456
3.00%, 10/1/2020 (a)	400,000	414,007
3.50%, 11/15/2042	100,000	88,432
Oracle Corp.:
1.20%, 10/15/2017 (a)	125,000	123,898
2.25%, 10/8/2019	150,000	149,431
2.50%, 10/15/2022	100,000	95,493
2.80%, 7/8/2021	200,000	198,354
3.40%, 7/8/2024	200,000	198,863
4.30%, 7/8/2034	100,000	100,712
4.50%, 7/8/2044	200,000	202,104
5.75%, 4/15/2018	200,000	226,522
6.13%, 7/8/2039	350,000	434,076

		2,482,897

SPECIALTY RETAIL — 0.3%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	96,016
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	19,899
Costco Wholesale Corp. 1.13%, 12/15/2017 (a)	100,000	98,868
Dollar General Corp. 1.88%, 4/15/2018 (a)	100,000	95,501
Kohl’s Corp.:
3.25%, 2/1/2023 (a)	100,000	95,694
6.00%, 1/15/2033	100,000	109,296
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	100,000	101,860
5.50%, 10/15/2035	250,000	285,798
QVC, Inc. 4.45%, 2/15/2025 (d)	135,000	132,155

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Ross Stores, Inc. 3.38%, 9/15/2024	$50,000	$49,858
The Gap, Inc. 5.95%, 4/12/2021	100,000	113,357
The Home Depot, Inc.:
2.00%, 6/15/2019	150,000	148,661
4.88%, 2/15/2044	50,000	54,073
5.40%, 3/1/2016	155,000	165,098
5.95%, 4/1/2041	250,000	308,098
The TJX Cos., Inc. 2.50%, 5/15/2023	100,000	94,697
Tiffany & Co. 3.80%, 10/1/2024 (a)(d)	75,000	75,252

		2,044,181

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Apple, Inc.:
0.45%, 5/3/2016	200,000	199,442
1.00%, 5/3/2018	150,000	146,305
2.10%, 5/6/2019 (a)	200,000	199,907
2.40%, 5/3/2023	125,000	118,094
2.85%, 5/6/2021	200,000	200,541
3.45%, 5/6/2024 (a)	150,000	151,235
3.85%, 5/4/2043	125,000	115,692
EMC Corp.:
1.88%, 6/1/2018	150,000	148,916
3.38%, 6/1/2023	100,000	98,125
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	29,000	28,502
3.50%, 4/15/2023	50,000	49,134
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	362,300
4.05%, 9/15/2022 (a)	250,000	258,442
4.30%, 6/1/2021 (a)	100,000	106,623
International Business Machines Corp.:
1.95%, 2/12/2019 (a)	250,000	249,369
5.70%, 9/14/2017	210,000	235,978
NetApp, Inc. 3.38%, 6/15/2021	50,000	50,528
Seagate HDD Cayman 3.75%, 11/15/2018 (d)	100,000	102,000

		2,821,133

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	100,000	122,726
NIKE, Inc. 2.25%, 5/1/2023 (a)	50,000	47,148

		169,874

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	320,530
Santander Holdings USA, Inc. 3.45%, 8/27/2018	100,000	103,700

		424,230

TOBACCO — 0.3%
Altria Group, Inc.:
2.95%, 5/2/2023 (a)	100,000	95,101
4.00%, 1/31/2024 (a)	200,000	204,393
4.75%, 5/5/2021	60,000	65,456
9.70%, 11/10/2018	68,000	87,213
9.95%, 11/10/2038	33,000	54,693
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,759
3.50%, 8/4/2016 (a)	45,000	46,664
Philip Morris International, Inc.:
1.63%, 3/20/2017	400,000	403,559
2.90%, 11/15/2021	400,000	399,004
5.65%, 5/16/2018	150,000	169,327
Reynolds American, Inc.:
3.25%, 11/1/2022	200,000	192,690
4.75%, 11/1/2042	100,000	95,015

		1,913,874

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp.:
2.38%, 7/30/2018	46,000	45,990
2.50%, 3/15/2019	67,000	66,914

		112,904

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV:
2.38%, 9/8/2016	400,000	408,682
5.00%, 3/30/2020	100,000	109,375
6.13%, 3/30/2040	75,000	87,383
American Tower Corp. 3.45%, 9/15/2021	150,000	146,228
AT&T Corp. 8.00%, 11/15/2031	123,000	178,982
AT&T, Inc.:
4.45%, 5/15/2021	450,000	488,104
5.35%, 9/1/2040	220,000	231,930
6.55%, 2/15/2039	100,000	121,768
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	310,000	360,611
Embarq Corp. 8.00%, 6/1/2036	100,000	108,250
France Telecom SA 4.13%, 9/14/2021	350,000	368,723
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	103,621
Rogers Communications, Inc.:
4.50%, 3/15/2043 (a)	100,000	96,042
6.80%, 8/15/2018	150,000	175,288
Telefonica Emisiones SAU 3.99%, 2/16/2016	200,000	208,047
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	188,733
5.63%, 2/27/2017	400,000	437,760

		3,819,527

TOTAL CORPORATE BONDS & NOTES —
(Cost $191,313,452)		196,358,966

FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	907,375
11.00%, 8/17/2040 (e)	100,000	109,250

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Canada Government International Bond:
0.88%, 2/14/2017	$150,000	$150,174
1.63%, 2/27/2019	200,000	199,461
Chile Government International Bond:
3.25%, 9/14/2021 (e)	100,000	103,000
3.88%, 8/5/2020	200,000	212,000
China Development Bank Corp. 5.00%, 10/15/2015	100,000	103,883
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	322,000
7.38%, 3/18/2019	200,000	239,800
7.38%, 9/18/2037	150,000	199,125
Export Development Canada:
0.88%, 1/30/2017	100,000	99,919
1.00%, 5/15/2017	200,000	199,973
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	487,800
Inter-American Development Bank 1.75%, 10/15/2019	100,000	99,361
Israel Government International Bond:
4.00%, 6/30/2022	100,000	106,800
5.13%, 3/26/2019	100,000	112,100
Italy Government International Bond 5.25%, 9/20/2016	500,000	540,378
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	199,806
2.50%, 1/21/2016	200,000	205,092
3.38%, 7/31/2023	200,000	211,308
Japan Finance Corp. 2.25%, 7/13/2016	250,000	257,135
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	109,159
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	950,345
4.75%, 3/8/2044	200,000	198,500
5.75%, 10/12/2049	300,000	314,400
6.75%, 9/27/2034	50,000	63,750
Nordic Investment Bank 2.25%, 9/30/2021	250,000	248,746
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	197,410
Panama Government International Bond:
5.20%, 1/30/2020	250,000	275,000
6.70%, 1/26/2036	200,000	247,000
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	369,250
5.00%, 1/13/2037	200,000	222,250
7.75%, 1/14/2031	300,000	416,250
8.38%, 6/17/2019	100,000	125,125
Poland Government International Bond:
5.00%, 3/23/2022	100,000	109,871
5.13%, 4/21/2021	450,000	499,149
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	359,122
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	198,435
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	208,264
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	109,293
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	308,230
3.00%, 7/16/2018	900,000	943,215
Province of Quebec Canada 7.50%, 9/15/2029	455,000	645,149
Republic of Italy 6.88%, 9/27/2023	100,000	127,490
Republic of Korea 4.13%, 6/10/2044	300,000	328,276
Republic of Peru:
7.13%, 3/30/2019 (e)	100,000	120,000
8.75%, 11/21/2033 (e)	250,000	383,125
Republic of South Africa 5.50%, 3/9/2020	200,000	215,496
South Africa Government International Bond 4.67%, 1/17/2024	250,000	252,100
Tennessee Valley Authority 2.88%, 9/15/2024	300,000	298,277
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	310,500
6.75%, 4/3/2018	500,000	553,605
6.88%, 3/17/2036	300,000	344,238
7.38%, 2/5/2025	425,000	505,253
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	266,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $15,879,759)		15,888,013

U.S. GOVERNMENT AGENCY MBS TBA — 9.4%
Fannie Mae
2.50%, 15yr TBA (f)	2,450,000	2,463,398
3.00%, 15yr TBA (f)	1,200,000	1,235,813
3.50%, 15yr TBA (f)	3,350,000	3,521,164
3.50%, 30yr TBA (f)	10,700,000	10,939,078
4.00%, 30yr TBA (f)	6,000,000	6,324,375
4.50%, 30yr TBA (f)	5,900,000	6,366,469
5.00%, 30yr TBA (f)	2,000,000	2,207,500
Freddie Mac
2.50%, 15yr TBA (f)	4,000,000	4,023,125
3.00%, 15yr TBA (f)	1,570,000	1,614,156
3.00%, 30yr TBA (f)	500,000	493,438
3.50%, 30yr TBA (f)	2,250,000	2,296,230
4.00%, 30yr TBA (f)	3,200,000	3,369,000
4.50%, 30yr TBA (f)	2,000,000	2,157,188
Ginnie Mae
3.50%, 30yr TBA (f)	5,400,000	5,580,984
3.50%, 30yr TBA (f)	4,500,000	4,653,984
4.00%, 30yr TBA (f)	1,000,000	1,060,938
4.00%, 30yr TBA (f)	7,950,000	8,435,074

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 30yr TBA (f)	$2,300,000	$2,494,602

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $69,286,944)		69,236,516

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.9%
Federal Farm Credit Bank 4.88%, 12/16/2015	750,000	791,290
Federal Home Loan Bank
1.75%, 12/14/2018	500,000	499,727
1.88%, 3/13/2020 (a)	250,000	248,177
4.75%, 12/16/2016	500,000	543,360
4.88%, 5/17/2017 (a)	1,100,000	1,210,481
5.00%, 11/17/2017	300,000	334,448
5.38%, 5/18/2016	1,250,000	1,348,680
5.50%, 7/15/2036 (a)	250,000	324,764
Federal Home Loan Mortgage Corp.
0.50%, 5/13/2016 (a)	1,000,000	1,000,580
0.75%, 1/12/2018 (a)	200,000	196,219
1.00%, 3/8/2017 (a)	1,000,000	1,002,179
1.00%, 7/28/2017 (a)	750,000	748,726
1.25%, 8/1/2019 (a)	400,000	388,498
1.25%, 10/2/2019 (a)	800,000	774,029
1.38%, 5/1/2020 (a)	400,000	385,666
2.38%, 1/13/2022 (a)	2,350,000	2,337,872
2.50%, 9/1/2028	461,853	465,058
3.00%, 2/1/2029	782,781	805,760
3.00%, 7/1/2029	986,583	1,015,544
3.00%, 4/1/2043	914,980	903,973
3.00%, 4/1/2043	2,305,479	2,277,746
3.00%, 7/1/2043	157,160	155,269
3.00%, 7/1/2043	946,733	935,344
3.00%, 8/1/2043	485,762	479,918
3.00%, 9/1/2043	585,546	578,502
3.00%, 10/1/2043	487,876	482,007
3.50%, 5/1/2026	1,256,869	1,322,888
3.50%, 1/1/2029	349,784	367,389
3.50%, 5/1/2043	533,883	545,410
3.50%, 8/1/2043	1,931,235	1,972,932
3.50%, 8/1/2043	1,046,119	1,068,705
3.50%, 6/1/2044	988,280	1,009,694
3.50%, 8/1/2044	1,746,207	1,784,043
4.00%, 11/1/2014	3,513	3,712
4.00%, 4/1/2019	31,827	33,789
4.00%, 4/1/2024	231,890	246,185
4.00%, 5/1/2025	156,217	166,156
4.00%, 6/1/2025	310,186	329,922
4.00%, 8/1/2025	83,838	89,172
4.00%, 9/1/2025	35,239	37,481
4.00%, 6/1/2026	801,416	852,406
4.00%, 10/1/2040	665,480	701,090
4.00%, 12/1/2041	1,873,379	1,973,598
4.00%, 5/1/2044	1,369,514	1,443,230
4.00%, 7/1/2044	2,978,000	3,138,296
4.50%, 5/1/2019	397,298	418,824
4.50%, 9/1/2024	9,385	10,035
4.50%, 10/1/2024	364,473	389,727
4.50%, 4/1/2038	1,125,239	1,212,970
4.50%, 2/1/2039	6,815	7,352
4.50%, 2/1/2039	1,461,557	1,577,042
4.50%, 6/1/2040	17,564	18,961
4.50%, 4/1/2041	17,777	19,202
4.50%, 8/1/2041	74,323	80,283
4.50%, 9/1/2041	478,882	517,287
4.50%, 10/1/2043	54,388	58,685
4.50%, 3/1/2044	963,211	1,039,675
5.00%, 2/16/2017 (a)	800,000	878,138
5.00%, 4/18/2017 (a)	723,000	796,701
5.00%, 3/1/2018	265,752	284,197
5.00%, 11/1/2035	50,588	55,883
5.00%, 12/1/2036	7,636	8,413
5.00%, 12/1/2036	7,685	8,467
5.00%, 2/1/2038	524,323	577,368
5.00%, 2/1/2038	1,231	1,356
5.00%, 2/1/2038	396,478	436,589
5.00%, 3/1/2038	361,037	397,563
5.00%, 3/1/2038	367,000	404,094
5.00%, 6/1/2038	167,503	184,449
5.00%, 11/1/2038	985,542	1,085,156
5.00%, 11/1/2038	480,530	529,144
5.00%, 1/1/2039	199,243	219,401
5.00%, 2/1/2039	457,132	503,060
5.00%, 10/1/2039	125,159	137,822
5.50%, 2/1/2022	16,546	18,364
5.50%, 11/1/2026	138,739	154,793
5.50%, 6/1/2027	39,092	43,585
5.50%, 4/1/2028	57,745	64,369
5.50%, 7/1/2028	99,212	110,740
5.50%, 7/1/2033	3,815	4,280
5.50%, 1/1/2037	402,809	447,657
5.50%, 1/1/2037	129,289	143,684
5.50%, 9/1/2037	4,955	5,506
5.50%, 11/1/2037	26,650	29,611
5.50%, 1/1/2038	267,241	296,937
5.50%, 4/1/2038	791,710	879,871
5.50%, 7/1/2038	2,786	3,097
5.50%, 7/1/2038	1,177,845	1,309,005
5.50%, 10/1/2038	18,639	20,714
5.50%, 11/1/2038	8,715	9,686
6.00%, 8/1/2031	23,772	27,187
6.00%, 3/1/2036	23,184	26,137
6.00%, 8/1/2036	213,328	240,494
6.00%, 1/1/2037	20,783	23,429
6.00%, 12/1/2037	20,572	23,192
6.00%, 10/1/2038	18,720	21,103
6.00%, 3/1/2040	19,441	21,916
6.00%, 5/1/2040	2,225,884	2,509,365
6.25%, 7/15/2032	100,000	139,974
6.50%, 11/1/2037	293,503	334,605
6.50%, 2/1/2038	59,255	67,564
6.50%, 9/1/2038	668,311	761,902
6.50%, 9/1/2039	251,885	287,249
6.75%, 3/15/2031	450,000	648,895
Federal National Mortgage Association
0.50%, 3/30/2016	1,000,000	1,001,138
0.52%, 5/20/2016	200,000	199,829
0.88%, 8/28/2017 (a)	1,000,000	993,045
0.88%, 10/26/2017 (a)	200,000	197,996
0.88%, 12/20/2017 (a)	250,000	246,722
0.88%, 5/21/2018 (a)	1,000,000	978,895
1.00%, 9/27/2017 (a)	250,000	248,843
1.13%, 4/27/2017 (a)	1,000,000	1,004,157
1.63%, 11/27/2018 (a)	600,000	599,059

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.75%, 1/30/2019	$100,000	$99,761
2.25%, 3/15/2016	300,000	307,620
2.32%, 11/25/2018 (c)	875,000	876,575
2.38%, 4/11/2016 (a)	250,000	257,270
2.50%, 7/1/2028	1,411,187	1,420,545
2.50%, 8/1/2028	903,634	909,626
2.50%, 8/1/2028	1,176,020	1,183,819
2.50%, 10/1/2028	956,005	962,345
2.63%, 9/6/2024	415,000	407,963
3.00%, 11/1/2028	1,693,067	1,745,532
3.00%, 6/1/2029	489,597	504,795
3.00%, 8/1/2029	982,070	1,012,555
3.00%, 9/1/2029	1,000,000	1,031,042
3.00%, 1/1/2043	1,785,646	1,762,510
3.00%, 3/1/2043	2,057,970	2,031,305
3.00%, 5/1/2043	2,787,978	2,751,854
3.00%, 5/1/2043	933,924	921,823
3.00%, 5/1/2043	1,864,974	1,840,810
3.00%, 6/1/2043	459,381	453,429
3.00%, 6/1/2043	137,238	135,460
3.00%, 6/1/2043	1,394,458	1,376,390
3.00%, 6/1/2043	1,840,482	1,816,635
3.00%, 7/1/2043	1,258,726	1,242,417
3.00%, 7/1/2043	487,811	481,491
3.50%, 7/1/2034 (f)	3,929,586	4,081,182
3.50%, 8/1/2042	1,298,630	1,328,927
3.50%, 10/1/2042	1,029,145	1,053,156
3.50%, 1/1/2043	496,323	507,902
3.50%, 5/1/2043	459,318	470,049
3.50%, 7/1/2043	1,836,940	1,879,855
3.50%, 1/1/2044	1,942,210	1,987,584
4.00%, 8/1/2018	805,510	851,237
4.00%, 8/1/2018	3,073	3,248
4.00%, 1/1/2020	5,280	5,592
4.00%, 4/1/2024	304,516	323,539
4.00%, 1/1/2025	317,722	337,571
4.00%, 3/1/2026	214,147	227,703
4.00%, 12/1/2040	1,681,532	1,773,591
4.00%, 3/1/2041	2,155,225	2,273,303
4.00%, 2/1/2042	1,158,363	1,221,853
4.00%, 10/1/2043	1,850,517	1,951,958
4.00%, 12/1/2043	249,817	263,512
4.00%, 6/1/2044	1,667,451	1,759,263
4.00%, 7/1/2044	990,854	1,045,411
4.00%, 7/1/2044	989,454	1,043,934
4.00%, 9/1/2044	1,495,941	1,578,309
4.38%, 10/15/2015 (a)	250,000	260,711
4.50%, 4/1/2023	4,036	4,310
4.50%, 4/1/2023	725,856	775,232
4.50%, 8/1/2023	1,072	1,145
4.50%, 4/1/2039	1,563,010	1,686,714
4.50%, 10/1/2040	791,044	854,282
4.50%, 2/1/2041	1,605,006	1,733,502
4.50%, 5/1/2041	855,081	923,437
5.00%, 11/1/2014	331	349
5.00%, 5/1/2015	119,001	125,538
5.00%, 10/1/2015	20,366	21,485
5.00%, 12/1/2015	201,467	212,534
5.00%, 2/1/2016	28,008	29,546
5.00%, 3/15/2016	100,000	106,594
5.00%, 5/11/2017 (a)	510,000	562,634
5.00%, 6/1/2018	88,020	93,077
5.00%, 7/1/2035	1,379,281	1,523,387
5.00%, 7/1/2040	656,312	725,162
5.00%, 9/1/2040	892,628	986,269
5.38%, 6/12/2017	1,000,000	1,115,328
5.50%, 7/1/2035	643,585	719,677
5.50%, 6/1/2038	102,518	114,076
5.50%, 6/1/2038	94,551	105,210
5.50%, 12/1/2038	854,995	951,385
5.50%, 12/1/2039	1,261,514	1,403,734
6.00%, 6/1/2017	14	14
6.00%, 2/1/2037	684,106	772,287
6.00%, 10/1/2039	953,920	1,076,601
6.00%, 4/1/2040	1,214,227	1,370,482
6.63%, 11/15/2030	150,000	213,070
7.13%, 1/15/2030 (a)	525,000	773,923
Government National Mortgage Association
3.00%, 12/15/2042	1,326,919	1,338,828
3.00%, 12/15/2042	420,053	423,823
3.00%, 12/20/2042	1,841,518	1,858,336
3.00%, 2/20/2043	2,305,282	2,324,952
3.00%, 4/20/2043	2,708,691	2,731,802
3.00%, 6/20/2043	1,852,475	1,868,281
3.50%, 2/15/2042	1,732,743	1,794,226
3.50%, 4/15/2043	1,110,709	1,149,761
3.50%, 10/20/2043	938,771	972,762
3.50%, 12/20/2043	477,012	494,284
3.50%, 1/20/2044	961,867	996,695
3.50%, 3/20/2044	969,189	1,004,173
4.00%, 6/15/2040	147,542	157,096
4.00%, 3/20/2044	471,138	500,633
4.00%, 4/20/2044	671,881	713,944
4.00%, 6/20/2044	981,936	1,043,410
4.50%, 3/15/2038	1,159,155	1,262,624
4.50%, 6/15/2039	161,580	175,845
4.50%, 7/15/2039	511,523	556,681
4.50%, 6/15/2040	1,509,559	1,647,245
4.50%, 6/15/2040	38,545	42,060
4.50%, 3/15/2041	615,172	671,281
4.50%, 6/15/2041	796,694	865,622
4.50%, 12/15/2041	129,953	141,196
4.50%, 1/15/2042	436,339	474,860
4.50%, 10/20/2043	440,328	478,143
4.50%, 4/20/2044	957,046	1,039,236
5.00%, 12/15/2038	541,023	596,066
5.00%, 4/15/2039	3,167,470	3,508,755
5.00%, 4/15/2039	4,398	4,872
5.00%, 5/15/2039	206,683	228,952
5.50%, 6/15/2038	806,911	903,983
5.50%, 7/15/2038	894,912	1,002,572
5.50%, 2/15/2039	150,785	168,924
6.00%, 1/15/2038	67,276	75,938
6.00%, 4/15/2038	441,759	498,560
6.00%, 6/15/2041	394,628	445,436
Tennessee Valley Authority
4.63%, 9/15/2060	14,000	15,238
5.25%, 9/15/2039	450,000	548,319

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.13%, 5/1/2030	$66,000	$93,882

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $167,711,541)		168,885,596

U.S. TREASURY OBLIGATIONS — 35.0%
Treasury Bonds
2.75%, 8/15/2042 (a)	2,175,000	1,992,996
2.75%, 11/15/2042	1,860,000	1,701,565
2.88%, 5/15/2043	2,800,000	2,622,956
3.13%, 11/15/2041	3,150,000	3,124,737
3.13%, 2/15/2042	2,250,000	2,228,175
3.13%, 2/15/2043 (a)	1,400,000	1,379,672
3.63%, 8/15/2043	200,000	216,178
3.63%, 2/15/2044 (a)	600,000	648,450
3.75%, 11/15/2043	4,100,000	4,531,361
4.38%, 5/15/2040 (a)	2,750,000	3,362,672
4.38%, 5/15/2041	1,600,000	1,962,736
4.50%, 2/15/2036 (a)	150,000	185,183
4.50%, 8/15/2039	1,300,000	1,613,495
4.75%, 2/15/2037	750,000	958,178
4.75%, 2/15/2041	500,000	647,655
5.25%, 11/15/2028 (a)	500,000	643,520
5.25%, 2/15/2029 (a)	250,000	322,030
5.38%, 2/15/2031 (a)	200,000	264,752
6.13%, 11/15/2027	2,200,000	3,023,614
6.25%, 8/15/2023 (a)	1,000,000	1,308,720
6.50%, 11/15/2026	800,000	1,119,600
6.88%, 8/15/2025 (a)	750,000	1,059,060
7.13%, 2/15/2023	1,000,000	1,365,040
7.25%, 5/15/2016 (a)	1,000,000	1,109,610
7.25%, 8/15/2022	500,000	680,145
7.50%, 11/15/2016	1,015,000	1,160,663
8.13%, 8/15/2019 (a)	1,500,000	1,949,190
8.75%, 8/15/2020 (a)	1,130,000	1,555,761
8.88%, 8/15/2017 (a)	713,000	871,414
Treasury Notes
0.25%, 10/15/2015	700,000	700,763
0.25%, 10/31/2015 (a)	2,000,000	2,002,100
0.25%, 2/29/2016	1,000,000	999,180
0.25%, 5/15/2016 (a)	2,000,000	1,994,520
0.38%, 1/15/2016 (a)	4,000,000	4,005,800
0.38%, 3/15/2016 (a)	8,250,000	8,254,290
0.63%, 10/15/2016 (a)	4,900,000	4,897,942
0.63%, 11/15/2016 (a)	3,500,000	3,495,660
0.63%, 5/31/2017	800,000	793,024
0.63%, 8/31/2017	399,000	393,713
0.63%, 11/30/2017	42,000	41,243
0.63%, 4/30/2018	1,500,000	1,460,415
0.75%, 10/31/2017	2,500,000	2,468,400
0.75%, 12/31/2017	4,900,000	4,822,041
0.75%, 2/28/2018	500,000	490,510
0.75%, 3/31/2018	4,650,000	4,554,442
0.88%, 11/30/2016	1,500,000	1,505,625
0.88%, 12/31/2016 (a)	4,900,000	4,912,985
0.88%, 2/28/2017	2,250,000	2,252,340
0.88%, 4/30/2017	2,500,000	2,497,400
0.88%, 1/31/2018	1,000,000	986,750
0.88%, 7/31/2019 (a)	1,500,000	1,437,165
1.00%, 3/31/2017	4,650,000	4,663,997
1.25%, 10/31/2015	3,900,000	3,945,357
1.25%, 10/31/2018	3,400,000	3,357,330
1.25%, 1/31/2019 (a)	2,000,000	1,966,620
1.38%, 11/30/2015	2,900,000	2,939,150
1.38%, 9/30/2018	58,000	57,639
1.38%, 11/30/2018 (a)	250,000	247,887
1.38%, 12/31/2018	300,000	296,970
1.38%, 2/28/2019	3,300,000	3,258,255
1.38%, 1/31/2020	11,500,000	11,205,255
1.50%, 6/30/2016 (a)	9,900,000	10,075,330
1.50%, 8/31/2018	6,000,000	5,997,360
1.50%, 12/31/2018	6,700,000	6,666,232
1.50%, 3/31/2019	2,250,000	2,232,517
1.50%, 5/31/2019 (a)	1,000,000	989,610
1.63%, 3/31/2019	42,000	41,881
1.63%, 6/30/2019 (a)	1,000,000	994,710
1.63%, 7/31/2019 (a)	42,000	41,736
1.63%, 8/31/2019 (a)	42,000	41,714
1.63%, 8/15/2022 (a)	2,000,000	1,899,140
1.63%, 11/15/2022	3,500,000	3,308,095
1.75%, 5/31/2016	2,000,000	2,043,440
1.75%, 5/15/2022 (a)	500,000	480,755
1.75%, 5/15/2023	3,950,000	3,743,968
1.88%, 8/31/2017	2,000,000	2,046,760
1.88%, 9/30/2017	2,000,000	2,044,720
2.00%, 11/30/2020	4,700,000	4,674,620
2.00%, 11/15/2021	900,000	885,960
2.00%, 2/15/2023 (a)	4,000,000	3,881,360
2.13%, 12/31/2015	1,800,000	1,842,102
2.13%, 8/15/2021 (a)	3,250,000	3,233,978
2.25%, 11/30/2017	2,500,000	2,581,250
2.25%, 4/30/2021	1,000,000	1,004,910
2.38%, 7/31/2017	4,900,000	5,082,770
2.38%, 8/15/2024	275,000	271,799
2.50%, 8/15/2023	1,500,000	1,508,745
2.50%, 5/15/2024	1,500,000	1,500,915
2.63%, 2/29/2016 (a)	3,400,000	3,511,282
2.63%, 4/30/2018	1,000,000	1,043,860
2.63%, 8/15/2020	3,500,000	3,618,440
2.63%, 11/15/2020	1,500,000	1,547,055
2.75%, 11/30/2016	3,280,000	3,424,812
2.75%, 2/28/2018	2,000,000	2,096,300
2.75%, 2/15/2019	2,000,000	2,093,300
2.75%, 11/15/2023 (a)	1,500,000	1,537,425
2.75%, 2/15/2024	4,050,000	4,145,296
3.00%, 8/31/2016 (a)	2,750,000	2,877,187
3.00%, 2/28/2017	2,000,000	2,104,280
3.13%, 10/31/2016	2,750,000	2,890,415
3.13%, 1/31/2017	750,000	790,657
3.13%, 5/15/2019 (g)	3,500,000	3,719,695
3.13%, 5/15/2021	1,500,000	1,589,595
3.38%, 11/15/2019	2,500,000	2,692,175
3.50%, 2/15/2018	2,250,000	2,413,350
3.50%, 5/15/2020	2,000,000	2,167,900
3.63%, 8/15/2019	500,000	543,540
3.63%, 2/15/2020 (a)	2,500,000	2,725,600
3.63%, 2/15/2021	3,500,000	3,817,870
3.75%, 11/15/2018	1,500,000	1,631,205
4.50%, 11/15/2015	1,000,000	1,048,280
4.63%, 11/15/2016	1,500,000	1,624,575
4.75%, 8/15/2017	1,425,000	1,574,041
5.13%, 5/15/2016	810,000	871,609

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 3/19/2019	$200,000	$228,000

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $256,314,792)		257,958,017

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.5%
Bank of America Commercial Mortgage, Inc. 5.79%, 6/10/2049 (c)	780,000	844,149
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	428,230
GS Mortgage Securities Corp. II 5.55%, 4/10/2038 (c)	250,000	259,533
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	254,758
5.44%, 6/12/2047	493,117	530,865
5.81%, 6/12/2043 (c)	429,828	455,714
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	388,055	414,604
Morgan Stanley Capital I:
5.51%, 11/12/2049 (c)	468,554	503,616
5.61%, 4/15/2049	35,121	35,267
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	195,159

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $3,121,534)		3,921,895

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
THRIFTS & MORTGAGE FINANCE — 1.4%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (c)	510,000	552,011
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	332,956	333,242
Commercial Mortgage Pass Through Certificates:
3.96%, 2/10/2047	500,000	520,341
4.06%, 12/10/2044	1,500,000	1,572,991
FHLMC Multifamily Structured Pass Through Certificates:
1.88%, 4/25/2022	673,149	664,459
3.25%, 4/25/2023 (c)	1,750,000	1,800,190
3.40%, 7/25/2019	441,393	462,597
Greenwich Capital Commercial Funding Corp. 6.01%, 7/10/2038 (c)	812,433	861,928
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	739,993	792,063
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	496,049
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (c)	462,325	483,615
Merrill Lynch Mortgage Trust 6.03%, 6/12/2050 (c)	407,946	428,590
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	802,457
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	801,497

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $10,785,852)		10,572,030

ASSET BACKED — 0.5%
AUTOMOBILES — 0.3%
AmeriCredit Automobile Receivables 2014-3 2.58%, 9/8/2020	1,000,000	995,202
Carmax Auto Owner Trust 2013-2 0.64%, 1/16/2018	200,000	199,904
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	700,001

		1,895,107

CREDIT CARD RECEIVABLES — 0.2%
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	525,000	586,857
6.15%, 6/15/2039	250,000	315,930
World Financial Network Credit Card Master Trust 0.91%, 3/16/2020	500,000	499,234

		1,402,021

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	215,895	228,092

TOTAL ASSET BACKED —
(Cost $3,553,829)		3,525,220

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	37,694
7.30%, 10/1/2039	500,000	698,825
7.55%, 4/1/2039	225,000	328,095
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	200,826
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	63,039
University of California 4.86%, 5/15/2112	150,000	143,983

		1,472,462

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	112,769

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	$250,000	$280,110
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	221,284

		501,394

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	100,000	97,105
7.35%, 7/1/2035	250,000	286,947

		384,052

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	112,313

NEW JERSEY — 0.1%
New Jersey Economic Development Authority 1.10%, 6/15/2016	150,000	149,577
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	111,287
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	346,728
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	97,207

		704,799

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	266,075
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	120,270
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	99,258
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	334,483
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	302,660

		1,122,746

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	112,678
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	250,886
8.08%, 2/15/2050	300,000	466,698

		830,262

OREGON — 0.0% (b)
Oregon School Boards Association 5.68%, 6/30/2028	100,000	116,672

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	109,112
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	86,950

		196,062

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	129,036

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	173,919

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,449,626)		5,856,486

	Shares
SHORT TERM INVESTMENTS — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	82,737,073	82,737,073
State Street Navigator Securities Lending Prime Portfolio (i)(j)	53,938,364	53,938,364

TOTAL SHORT TERM INVESTMENT — (k)
(Cost $136,675,437)		136,675,437

TOTAL INVESTMENTS — 117.8% (l)
(Cost $860,092,766)		868,878,176
OTHER ASSETS & LIABILITIES — (17.8)%		(131,348,458)

NET ASSETS — 100.0%		$737,529,718

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(f)	When-issued security
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	Investments of cash collateral for securities loaned
(k)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced
ULC = Unlimited Liability Corporation

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.6%
ALABAMA — 0.2%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	$1,650,000	$1,682,324
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	487,425

		2,169,749

ARIZONA — 2.1%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	13,898,160
Arizona, State Transportation Board, Highway Revenue:
Series A 5.00%, 7/1/2018	2,500,000	2,877,550
Series A 5.00%, 7/1/2036	1,000,000	1,119,960
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,186,900
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,862,856
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue 5.00%, 7/1/2025	700,000	832,832

		22,778,258

ARKANSAS — 0.1%
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	569,158

CALIFORNIA — 13.9%
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	350,000	420,665
Series B 5.00%, 6/1/2027	1,000,000	1,277,360
Series B 5.00%, 6/1/2029	900,000	1,158,066
Series A 5.00%, 6/1/2033	2,000,000	2,377,580
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	658,388
California, State Department of Water Resources Center Valley Project, Revenue 5.00%, 12/1/2018	605,000	707,160
California, State Department of Water Resources Supply Revenue Series L 5.00%, 5/1/2018	595,000	685,696
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	654,660
Series U-3 5.00%, 6/1/2043	555,000	721,628
5.25%, 4/1/2040	2,380,000	3,170,874
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	350,000	408,128
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	596,680
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,718,763
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,892,644
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,648,064
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,253,360
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	288,603
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	3,380,000	3,557,146
Los Angeles, CA, Department of Water & Power Revenue:
Series A 5.00%, 7/1/2015	400,000	414,488
Series C 5.00%, 1/1/2016	2,000,000	2,096,560
Series B 5.00%, 7/1/2019	320,000	378,998
Series A 5.00%, 7/1/2020	7,400,000	8,883,404
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,828,240
Los Angeles, CA, Harbor Department Revenue Series B 5.00%, 8/1/2039	2,050,000	2,360,841
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,329,050
Series KRY 5.00%, 7/1/2018	330,000	381,553
Series A 5.00%, 7/1/2021	2,500,000	3,025,300
Series B 5.00%, 7/1/2021	2,500,000	3,025,300
Series C 5.00%, 7/1/2021	2,500,000	3,025,300
Series D 5.00%, 7/1/2021	2,500,000	3,025,300
Series C 5.00%, 7/1/2030	1,285,000	1,520,965
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,642,000
Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	500,000	558,735
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,251,517
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	390,876
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (a)	1,160,000	734,767
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,159,950

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue Series A 5.00%, 4/1/2029	$700,000	$842,499
San Diego, CA, Community College District 5.00%, 8/1/2043	650,000	743,632
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	2,500,000	2,942,425
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series C 5.00%, 8/1/2029	700,000	838,446
Series A 5.00%, 7/1/2030	500,000	577,970
Series A 5.00%, 7/1/2032	1,000,000	1,148,420
Series A 5.00%, 7/1/2036	500,000	565,305
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,318,802
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	790,590
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,227,615
Subseries A 5.00%, 11/1/2024	2,400,000	2,890,512
Series A 5.00%, 11/1/2030	6,000,000	6,992,820
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,362,888
San Jose, CA, Financing Authority Revenue:
Series A 5.00%, 6/1/2028	1,435,000	1,677,458
Series A 5.00%, 6/1/2039	400,000	450,204
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	164,891
San Mateo County, CA, Community College District, General Obligation 5.00%, 9/1/2034 (b)	4,000,000	4,722,760
Santa Clara County, CA, General Obligation Series B 3.25%, 8/1/2035	750,000	741,015
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,709,235
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	588,225
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,910,654
Series AB 5.00%, 5/15/2025	2,635,000	3,133,358
Series AM 5.00%, 5/15/2027	565,000	685,062
Series A 5.00%, 11/1/2030	4,750,000	5,648,177
5.00%, 5/15/2033	10,000,000	11,533,000
Series AI 5.00%, 5/15/2034	740,000	850,408
Series S 5.00%, 5/15/2040	1,000,000	1,088,150
Series AM 5.00%, 5/15/2049	1,000,000	1,133,780

		149,506,910

COLORADO — 0.9%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	2,750,000	3,304,070
Colorado, State Board of Governors University Enterprise System Revenue:
Series A 5.00%, 3/1/2031	2,000,000	2,468,360
Series A 5.00%, 3/1/2033	895,000	1,103,660
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	479,020
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	659,614
Regional, CO, Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2028	1,600,000	1,977,696

		9,992,420

CONNECTICUT — 3.6%
Connecticut, State General Obligation:
Series B 5.00%, 12/1/2016	1,575,000	1,728,578
5.00%, 12/1/2020	7,500,000	8,901,375
5.00%, 12/1/2021	7,500,000	8,864,325
Series C 5.00%, 7/15/2022	9,540,000	11,463,646
Series D 5.00%, 11/1/2025	285,000	335,602
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,908,392
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	6,040,320

		39,242,238

DELAWARE — 1.0%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,092,487
Series B 5.00%, 7/1/2018	700,000	808,234
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,394,186

		10,294,907

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,616,925
Series A 5.00%, 12/1/2016	7,000,000	7,688,940
Series A 5.00%, 12/1/2023	1,235,000	1,482,803
Series A 5.00%, 12/1/2036	590,000	665,915
Series C 5.00%, 12/1/2037	500,000	564,940

		13,019,523

FLORIDA — 1.8%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	502,034
Florida, State Board of Education, Capital Outlay:
Series A 5.00%, 6/1/2015	1,445,000	1,491,486

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series E 5.00%, 6/1/2027	$—	$—
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	5,000,000	5,401,200
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	895,803
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,307,474
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	509,320
5.00%, 7/1/2037	5,000,000	5,565,650
Orange County, FL, Sales Tax Revenue Series C 5.00%, 1/1/2020	735,000	869,556
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	943,912
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	915,750

		19,402,185

GEORGIA — 2.7%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,337,040
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,569,711
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,650,000	6,213,531
Georgia, State General Obligation Series A-2 3.00%, 2/1/2029	520,000	527,618
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,696,607
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,656,910
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,289,166

		29,290,583

HAWAII — 0.4%
City & County of Honolulu, HI, General Obligation Series A 5.25%, 8/1/2034	1,500,000	1,743,075
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,049,211
Series EA 5.00%, 12/1/2022	180,000	220,430
Series A 5.00%, 1/1/2032	1,000,000	1,178,970

		4,191,686

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,205,450

ILLINOIS — 2.8%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	541,670
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,450,931
Cook County, IL, General Obligation Series A 5.00%, 11/15/2019	2,000,000	2,289,340
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,421,887
Series A 5.00%, 10/1/2051	5,020,000	5,409,301
Illinois, State General Obligation:
Series A 4.00%, 4/1/2031	1,500,000	1,539,150
5.00%, 1/1/2015 (c)	1,055,000	1,066,711
5.00%, 1/1/2018 (c)	595,000	657,701
Illinois, State Sales Tax Revenue Series A 4.75%, 6/15/2034	340,000	364,963
Illinois, State Toll Highway Authority Revenue:
5.00%, 1/1/2028	1,825,000	2,018,559
Series B 5.00%, 1/1/2037	5,000,000	5,612,950
Series B 5.00%, 1/1/2038	1,000,000	1,114,200
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,379,684
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	993,420
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	449,356
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	884,714

		30,194,537

INDIANA — 0.3%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,449,527
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (c)	720,000	783,893

		3,233,420

IOWA — 0.0% (d)
Iowa, State Special Obligation Series A 4.00%, 6/1/2034	370,000	388,334

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,132,415
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation 4.00%, 8/1/2044	500,000	507,035

		4,639,450

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

KENTUCKY — 0.3%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	$200,000	$212,530
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	424,995
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B 4.00%, 5/15/2037	645,000	656,758
University of Kentucky, General Receipts Revenue:
Series A 3.50%, 4/1/2031	1,250,000	1,267,175
Series A 4.00%, 4/1/2044	800,000	822,944

		3,384,402

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series B 5.00%, 5/1/2025	1,000,000	1,146,200
Series B 5.00%, 5/1/2045	800,000	886,800
Louisiana, State General Obligation Series A 5.00%, 11/15/2018	200,000	232,448
Louisiana, State Highway Improvement Revenue:
Series A 5.00%, 6/15/2019	900,000	1,054,917
Series A 5.00%, 6/15/2024	1,585,000	1,953,560

		5,273,925

MARYLAND — 4.5%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,650,490
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	330,168
Baltimore, MD, Project Revenue Series A 5.00%, 7/1/2041	790,000	880,684
County of Montgomery MD 5.00%, 7/1/2017	490,000	548,878
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,198,660
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,113,200
Maryland, State General Obligation:
Series A 3.00%, 3/1/2026	500,000	508,660
Series B 3.00%, 8/1/2028	1,300,000	1,301,768
Series B 5.00%, 3/15/2017	1,900,000	2,107,442
Series B 5.00%, 8/1/2017	540,000	606,355
Series A 5.00%, 8/1/2018	700,000	808,885
Series C 5.00%, 8/1/2018	1,100,000	1,271,105
Series A 5.00%, 3/1/2019	2,500,000	2,925,725
Series B 5.00%, 3/1/2019	800,000	936,232
Series 2-C 5.00%, 8/1/2021	19,075,000	23,129,963
Series A 5.00%, 3/1/2024	1,000,000	1,205,020
Series B 5.00%, 8/1/2024	140,000	165,529
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	5,000,000	5,268,600
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,233,640

		48,191,004

MASSACHUSETTS — 4.9%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	501,008
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,306,614
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,085,156
Massachusetts, School Building Authority, Sales Tax Revenue Series B 5.00%, 10/15/2032	500,000	575,285
Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	710,000	670,545
Series A 5.00%, 5/1/2033	7,055,000	8,103,514
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	5,000,000	5,239,300
Series A 4.00%, 12/1/2032	2,465,000	2,608,044
Series C 4.00%, 6/1/2043	—	—
Series C 5.00%, 8/1/2019	5,000,000	5,885,950
Series B 5.00%, 8/1/2025	5,100,000	6,008,208
Series D 5.00%, 10/1/2026	310,000	373,113
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	447,432
Massachusetts, State School Building Authority Revenue Series B 5.00%, 10/15/2035	965,000	1,097,031
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,781,400
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	2,900,000	3,422,812
5.00%, 8/1/2024	480,000	561,130
Massachusetts, State Water Resources Authority Revenue Series B 5.00%, 8/1/2026	5,830,000	6,878,351
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	674,508

		53,219,401

MICHIGAN — 0.3%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	538,175
5.25%, 11/1/2035	550,000	591,662
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2017	600,000	660,042
Series A 5.00%, 7/1/2018	1,000,000	1,150,220

		2,940,099

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MINNESOTA — 4.2%
Farmington, MN, Independent School District, General Obligation Series A 3.00%, 2/1/2024	$750,000	$772,882
Minneapolis, St. Paul, Metropolitan Airports Commission, Airport Revenue Series A 5.00%, 1/1/2035	845,000	957,081
Minnesota, State General Obligation:
Series A 5.00%, 10/1/2015	10,000	10,479
Series A 5.00%, 10/1/2015	1,090,000	1,142,516
Series B 5.00%, 3/1/2018	2,675,000	3,045,487
Series B 5.00%, 8/1/2018	1,700,000	1,963,041
Series A 5.00%, 10/1/2018	10,000	11,618
Series A 5.00%, 10/1/2018	610,000	707,387
Series D 5.00%, 8/1/2019	2,275,000	2,682,794
Series A 5.00%, 8/1/2020	15,710,000	18,805,813
Series D 5.00%, 8/1/2022	1,355,000	1,614,496
Series B 5.00%, 3/1/2028	5,000,000	5,811,350
University of Minnesota, Revenue:
Series A 5.00%, 12/1/2018	2,750,000	3,195,967
Series A 5.25%, 12/1/2027	1,300,000	1,557,062
Western Minnesota, Municipal Power Agency Revenue:
Series A 5.00%, 1/1/2035	1,065,000	1,227,444
Series A 5.00%, 1/1/2036	2,000,000	2,292,920

		45,798,337

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,416,610

MISSOURI — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,490,808
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue Series B 5.00%, 5/1/2038	5,000,000	5,710,600
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	789,939
Series A 4.00%, 10/1/2023	700,000	777,462
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A 5.00%, 5/1/2024	1,075,000	1,335,752

		10,104,561

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,454,313
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,115,290

		2,569,603

NEVADA — 0.6%
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	5,760,000	6,205,190

NEW JERSEY — 2.2%
New Jersey, Educational Facilities Authority Revenue Series A 5.00%, 7/1/2044	900,000	1,054,395
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,771
Series A 4.00%, 9/1/2022	50,000	55,903
Series A 4.00%, 9/1/2022	3,135,000	3,436,618
Series A 4.00%, 9/1/2027	30,000	33,542
Series A 4.00%, 9/1/2027	40,000	44,722
Series A 4.00%, 9/1/2027	20,000	22,361
Series A 4.00%, 9/1/2027	75,000	84,161
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	9,630,000	10,773,851
New Jersey, State General Obligation 5.00%, 6/1/2019	5,825,000	6,759,330
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,566,679

		23,848,333

NEW MEXICO — 0.3%
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,352,980

NEW YORK — 20.4%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	2,500,000	3,036,425
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,190,620
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,182,510
Erie County, NY, Industrial Development Agency Revenue Series A 5.25%, 5/1/2029	1,390,000	1,624,173
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	1,150,000	1,333,034
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	800,000	807,288
4.00%, 12/15/2036	6,660,000	6,953,906
4.25%, 7/15/2040	1,000,000	1,050,140
4.50%, 7/15/2031	2,000,000	2,181,220
4.50%, 7/15/2036	850,000	909,271
5.00%, 12/15/2026	180,000	217,850
Series 179 5.00%, 12/1/2043	1,100,000	1,247,686
New York, NY, City Municipal Water Finance Authority:
Series AA 4.00%, 6/15/2044	6,420,000	6,523,041
5.00%, 6/15/2026	3,200,000	3,746,528
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series EE 4.00%, 6/15/2039	1,900,000	1,948,051

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	$500,000	$568,995
5.50%, 11/1/2035	4,545,000	5,388,143
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	324,131
SubSeries A-1 4.00%, 8/1/2039	500,000	519,775
Series F-1 5.00%, 5/1/2021	500,000	600,200
SubSeries F-1 5.00%, 2/1/2030	770,000	889,458
SubSeries D-1 5.00%, 2/1/2036	1,745,000	1,987,450
SubSeries D-1 5.25%, 11/1/2027	1,120,000	1,296,098
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB 4.63%, 6/15/2046	6,750,000	7,200,157
Series CC-1 5.00%, 6/15/2047	5,500,000	6,134,975
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	780,000	811,286
SubSeries J-1 5.00%, 3/1/2017	2,000,000	2,210,320
Series A-1 5.00%, 10/1/2018	5,000,000	5,768,500
Series A-1 5.00%, 10/1/2019	5,000,000	5,865,350
Series J 5.00%, 8/1/2020	10,000,000	11,823,400
5.00%, 8/1/2029	3,000,000	3,497,610
Series I 5.00%, 8/1/2029	4,025,000	4,655,677
SubSeries F-1 5.00%, 3/1/2037	1,475,000	1,660,127
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	5,174,550
5.13%, 1/15/2044	5,975,000	6,581,642
5.63%, 1/15/2046	1,000,000	1,122,130
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (a)	2,960,000	1,673,466
Series A 5.00%, 11/15/2031	1,295,000	1,495,440
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,607,132
New York, NY, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2021 (b)	9,720,000	11,830,601
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (a)	1,850,000	1,185,757
Series B Zero Coupon, 11/15/2029 (a)	735,000	431,151
Series A 4.00%, 11/15/2042	500,000	512,890
Series A 5.00%, 1/1/2023	4,725,000	5,623,742
Series B 5.00%, 11/15/2027	5,550,000	6,576,861
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,273,220
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 5.00%, 5/15/2025	650,000	768,970
Series A 5.00%, 7/1/2027	520,000	606,616
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	255,000	269,900
Series E 5.00%, 2/15/2020	7,850,000	9,279,249
Series A 5.00%, 3/15/2020	1,000,000	1,184,800
Series A 5.00%, 12/15/2020	1,300,000	1,559,012
Series B 5.00%, 3/15/2022	550,000	661,562
Series A 5.00%, 12/15/2029	4,725,000	5,553,576
Series A 5.00%, 12/15/2030	2,430,000	2,840,500
Series E 5.00%, 2/15/2040	300,000	338,727
Series A 5.00%, 2/15/2043	650,000	725,654
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,246,540
Series A 5.00%, 3/15/2028	10,000,000	11,776,800
New York, State Dormitory Authority, State Income Tax Revenue Series A 5.00%, 2/15/2031	1,000,000	1,146,980
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,512,768
Series E 5.00%, 8/1/2018	635,000	729,628
Series B 5.00%, 8/1/2021	10,000,000	11,905,500
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,551,003
Series A 5.00%, 3/15/2026	405,000	473,826
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,278,099
Series D 5.00%, 3/15/2022	6,700,000	8,059,028
Series C 5.00%, 3/15/2023	1,000,000	1,210,530
Series C 5.00%, 3/15/2027	4,500,000	5,288,400
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2041	1,960,000	2,245,886

		220,455,531

NORTH CAROLINA — 1.0%
North Carolina, State Capital Improvement Revenue:
Series A 5.00%, 5/1/2016	3,000,000	3,220,770
Series C 5.00%, 5/1/2028	905,000	1,050,361
North Carolina, State General Obligation:
Series D 4.00%, 6/1/2021	500,000	573,145
Series B 5.00%, 6/1/2018	700,000	805,315
Series C 5.00%, 5/1/2026	1,965,000	2,510,740
North Carolina, State Grant Anticipation Revenue 5.00%, 3/1/2019	1,930,000	2,237,854
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2041	—	—

		10,398,185

OHIO — 3.2%
Cincinnati, OH, General Obligation Series A 5.00%, 12/1/2020	6,200,000	7,347,992
Columbus, OH, General Obligation Series A 3.00%, 2/15/2026	850,000	868,836

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Cuyahoga County, OH, Certificate of Participation:
4.00%, 12/1/2034	$1,290,000	$1,297,147
5.00%, 12/1/2018	2,265,000	2,606,336
5.00%, 12/1/2019	2,665,000	3,103,472
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,884,288
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,540,570
Ohio State University, Revenue Series A 4.00%, 6/1/2043	1,280,000	1,307,226
Ohio, State General Obligation:
Series B 5.00%, 3/15/2019	540,000	631,211
Series R 5.00%, 5/1/2019	2,075,000	2,430,240
Series A 5.00%, 9/15/2019	500,000	590,250
University of Miami 4.00%, 9/1/2039	2,465,000	2,532,023

		34,139,591

OKLAHOMA — 0.5%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026	2,500,000	3,023,025
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,319,940

		5,342,965

OREGON — 1.0%
Metro, OR, General Obligation Series A 5.00%, 6/1/2024	1,010,000	1,217,040
Oregon, State General Obligation:
Series L 5.00%, 11/1/2017	435,000	492,851
Series N 5.00%, 12/1/2023	1,540,000	1,851,326
Series N 5.00%, 8/1/2043	1,700,000	1,946,296
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,822,040

		10,329,553

PENNSYLVANIA — 3.1%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,036,220
Series B 5.00%, 7/1/2021	5,000,000	5,635,100
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,040,000	1,123,262
5.00%, 6/1/2017	840,000	936,004
5.00%, 11/15/2017	405,000	457,921
Series A 5.00%, 5/1/2018	1,310,000	1,497,186
Series A 5.00%, 5/1/2021	1,500,000	1,776,360
5.00%, 7/1/2021	2,925,000	3,492,274
5.00%, 7/1/2021	1,590,000	1,898,365
5.00%, 11/15/2021	1,000,000	1,198,790
5.00%, 6/1/2023	9,795,000	11,635,089
5.00%, 11/15/2023	895,000	1,064,424
5.00%, 10/15/2027	665,000	784,540
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	558,590
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	312,744

		33,406,869

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,204,180
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	530,661

		1,734,841

SOUTH CAROLINA — 0.4%
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2022	550,000	662,178
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	800,000	865,600
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,911,110

		4,438,888

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,314,648

TENNESSEE — 1.2%
Memphis, TN, General Obligation Series A 5.00%, 11/1/2023	5,000,000	6,091,100
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D 3.25%, 10/1/2037	1,420,000	1,386,204
Shelby County, TN, General Obligation Series A 5.00%, 3/1/2022	1,000,000	1,206,430
Tennessee, State General Obligation Series A 5.00%, 8/1/2022	350,000	427,707
Tennessee, State School Bond Authority:
5.00%, 11/1/2022	3,000,000	3,640,770
Series A 5.00%, 5/1/2027	500,000	589,955

		13,342,166

TEXAS — 8.3%
Arlington, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2026 (c)	885,000	1,061,425
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	835,504
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	777,533
5.00%, 9/1/2022	570,000	691,746

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2032	$2,750,000	$3,198,937
5.00%, 11/15/2042	2,800,000	3,161,928
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,483,750
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	500,000	592,855
Dallas, TX, General Obligation:
Series A 4.00%, 2/15/2015	1,470,000	1,490,962
4.00%, 2/15/2032	5,290,000	5,813,181
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (c)	1,250,000	1,246,838
Series A 5.00%, 8/15/2032 (c)	1,000,000	1,180,920
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (c)	5,000,000	5,317,200
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	6,144,743
Harris County, TX, Flood Control District:
Series A 5.00%, 10/1/2026	1,000,000	1,176,710
Series A 5.00%, 10/1/2039	1,585,000	1,787,389
Houston, TX, General Obligation Series A 5.00%, 3/1/2022	2,000,000	2,289,660
Houston, TX, Utilities System Revenue Series D 5.00%, 11/15/2020	2,750,000	3,280,310
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (c)	3,320,000	4,042,532
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(c)	3,000,000	1,314,390
Lewisville, TX, Independent School District, General Obligation Series A 4.00%, 8/15/2018 (c)	2,125,000	2,379,065
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (c)	1,000,000	1,136,390
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (a)	1,530,000	680,911
North Texas, Tollway Authority Revenue Series D 5.00%, 9/1/2031	5,980,000	6,809,366
San Antonio, TX, Electric & Gas Revenue 5.00%, 2/1/2020 (b)	10,000,000	11,810,300
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (c)	2,000,000	2,367,460
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	703,972
Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024	8,000,000	9,946,800
Texas, State General Obligation Series A 5.00%, 4/1/2042	1,205,000	1,351,926
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,165,021
Series B 5.00%, 7/1/2018	1,480,000	1,533,606
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (c)	500,000	571,500
University of Texas, Revenue Series A 4.00%, 8/15/2021	500,000	573,875

		89,918,705

UTAH — 0.2%
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	540,490
5.00%, 7/1/2019	400,000	471,916
Series A 5.00%, 7/1/2019	1,000,000	1,179,790

		2,192,196

VIRGINIA — 2.2%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A 5.00%, 10/1/2020	2,500,000	2,966,725
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,271,043
Series A 5.00%, 4/1/2018	600,000	685,776
Series B 5.00%, 4/1/2024	900,000	1,119,222
Series A 5.00%, 4/1/2030	450,000	515,021
University of Virginia, Revenue 5.00%, 6/1/2043	3,100,000	3,546,803
Virginia, College Building Authority, Educational Facilities Revenue:
Series B 3.00%, 2/1/2029	935,000	928,511
Series B 5.00%, 9/1/2021	1,500,000	1,768,920
5.00%, 2/1/2027	3,620,000	4,210,929
Virginia, Commonwealth Transportation Board Revenue 5.00%, 3/15/2024	875,000	1,049,536
Virginia, State College Building Authority, Educational Facilities Revenue Series A 4.00%, 2/1/2015	420,000	425,351
Virginia, State General Obligation Series B 5.00%, 6/1/2018	300,000	345,135
Virginia, State Public Building Authority, Public Facilities Revenue Series A 3.00%, 8/1/2032	540,000	522,536
Virginia, State Public School Authority Revenue Series C 5.00%, 8/1/2017	215,000	241,032
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,696,975

		24,293,515

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

WASHINGTON — 4.2%
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2019	$4,000,000	$4,698,920
King County, WA, School District No. 403 Renton, General Obligation:
5.00%, 12/1/2018	1,000,000	1,163,060
5.00%, 12/1/2022	1,540,000	1,843,642
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	263,213
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,606,917
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,604,298
University of Washington, Revenue Series C 4.00%, 7/1/2033	625,000	666,094
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	588,187
Series R-2015A 4.00%, 7/1/2026	3,050,000	3,376,594
Series B-1 4.00%, 8/1/2028	395,000	419,964
Series R-2013A 5.00%, 7/1/2016	750,000	810,593
Series R-2011C 5.00%, 7/1/2022	1,490,000	1,766,052
Series R-2012C 5.00%, 7/1/2025	5,265,000	6,259,769
Series A 5.00%, 8/1/2025	3,055,000	3,617,853
5.00%, 2/1/2031	6,175,000	7,238,891
Series C 5.00%, 6/1/2041	7,200,000	8,040,240

		44,964,287

WISCONSIN — 3.5%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	10,320,000	11,992,562
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,396,733
Series 1 5.00%, 5/1/2017	1,485,000	1,654,320
Series B 5.00%, 5/1/2030	19,410,000	22,493,667

		37,537,282

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,051,745,328)		1,086,232,475

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% 0.00% (e)(f)(g) (Cost $705,442)	705,442	705,442

TOTAL INVESTMENTS — 100.7% (h)
(Cost $1,052,450,770)		1,086,937,917
OTHER ASSETS & LIABILITIES — (0.7)%		(7,685,537)

NET ASSETS — 100.0%		$1,079,252,380

(a)	Non-income producing security
(b)	When-issued security
(c)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.97%
	Assured Guaranty Municipal Corp.	0.23%

(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 96.3%
CALIFORNIA — 96.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$294,076
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,148,990
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	505,705
5.00%, 4/1/2028	750,000	880,215
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	508,985
California, East Bay Municipal Utility District, Water System Revenue:
Series B 4.00%, 6/1/2017	250,000	273,798
Series B 5.00%, 6/1/2020	650,000	781,235
Series B 5.00%, 6/1/2023	1,000,000	1,234,770
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	606,295
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,266,840
Series L 5.00%, 5/1/2019	1,790,000	2,108,709
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	528,365
Series L 5.00%, 5/1/2016	200,000	214,784
Series L 5.00%, 5/1/2017	500,000	558,240
California, State Educational Facilities, Authority Revenue 5.25%, 4/1/2040	1,400,000	1,865,220
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	710,000	827,917
California, State University Revenue:
Series A 4.00%, 11/1/2032	615,000	647,970
Series A 5.00%, 11/1/2033	1,000,000	1,167,120
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	539,315
Series C 4.00%, 8/1/2038	595,000	612,838
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	596,680
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	537,305
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	885,000	938,056
5.00%, 8/1/2034	695,000	798,583
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	594,340
Series B 5.00%, 3/1/2025	750,000	877,425
Cupertino, CA, Union School District, General Obligation Series B 4.00%, 8/1/2037	605,000	632,515
Garden Grove, CA, Unified School District, General Obligation Series C 5.00%, 8/1/2035	600,000	680,484
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	912,016
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	563,340
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	865,807
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.00%, 6/1/2020	1,500,000	1,799,220
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	500,000	526,205
Series F 5.00%, 8/1/2029	1,000,000	1,164,180
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,173,100
Series A 5.00%, 5/15/2034	100,000	113,212
Series B 5.00%, 5/15/2035	1,000,000	1,121,500
Series D 5.00%, 5/15/2040	1,000,000	1,111,380
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,383,087
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,096,560
Series B 5.00%, 7/1/2019	205,000	242,796
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	235,930
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,138,700
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	265,810
Series KRY 5.00%, 7/1/2018	935,000	1,081,066
Series A 5.00%, 7/1/2020	250,000	299,200
Series B 5.00%, 7/1/2020	250,000	299,200
Series C 5.00%, 7/1/2020	250,000	299,200
Series D 5.00%, 7/1/2020	250,000	299,200
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	576,985
Series B 5.00%, 6/1/2030	1,000,000	1,152,200
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	500,000	558,735
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	275,423
Series C 5.00%, 10/1/2027	500,000	637,320

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (a)	$4,000,000	$778,640
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	701,838
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	488,595
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (a)	3,000,000	688,140
Rancho Cucamonga, CA, Redevelopement Agency Successor, Tax Allocation 5.00%, 9/1/2026 (b)	1,000,000	1,191,140
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	2,000,000	1,266,840
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	563,095
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,218,560
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	592,645
5.00%, 8/1/2041	750,000	840,480
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	877,672
Series A 5.00%, 8/1/2028	330,000	383,724
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2017	1,500,000	1,678,065
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	574,210
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	334,385
Series A 5.00%, 11/1/2032	860,000	990,230
Series A 5.00%, 11/1/2041	750,000	835,883
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,102,670
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	860,895
5.25%, 3/1/2031	750,000	862,830
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,000,000	1,125,510
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	600,000	659,562
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029 (c)	270,000	326,028
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	1,500,000	1,821,180
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	603,280
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	579,490
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	517,950
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,180,280
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,196,190
5.00%, 7/1/2030	1,000,000	1,164,370
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,419,176
Series AF 5.00%, 5/15/2024	1,000,000	1,221,300
5.00%, 5/15/2037	750,000	841,665
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	360,867
Series A 5.00%, 11/1/2025	600,000	717,816
West Valley-Mission Community College District, CA, General Obligation Series A 5.00%, 8/1/2034	1,160,000	1,321,611
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042	500,000	257,325

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $72,102,465)		75,562,284

	Shares
SHORT TERM INVESTMENT — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Tax Free Money Market Fund 0.00% 0.00% (e)(f)(g) (Cost $27,627)	27,627	27,627

TOTAL INVESTMENTS — 96.3% (h)
(Cost $72,130,092)		75,589,911
OTHER ASSETS & LIABILITIES — 3.7%		2,890,743

NET ASSETS — 100.0%		$78,480,654

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	Non-income producing security
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	1.52%

(c)	When-issued security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 101.0%
NEW YORK — 101.0%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	$500,000	$607,285
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	195,000	206,047
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	750,000	821,482
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	293,573
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	463,671
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	234,006
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	250,000	289,445
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	500,000	579,580
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	195,226
4.00%, 12/1/2022	300,000	337,872
4.00%, 7/15/2037	500,000	516,580
5.00%, 7/15/2039	250,000	281,300
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	99,576
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	152,335
Series E 5.00%, 11/1/2017	500,000	566,005
SubSeries D-1 5.00%, 2/1/2025	250,000	302,862
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	597,760
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	167,577
Series CC-1 4.25%, 6/15/2044	500,000	520,150
Series BB 4.63%, 6/15/2046	500,000	533,345
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	212,856
Series E 4.00%, 8/1/2022	250,000	278,860
Series J 5.00%, 8/1/2020	500,000	591,170
Series E 5.00%, 8/1/2025	525,000	607,603
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	574,950
5.13%, 1/15/2044	500,000	550,765
5.25%, 12/15/2043	500,000	562,345
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2025	500,000	599,015
Series A 5.00%, 11/15/2031	500,000	577,390
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
5.00%, 12/1/2016	500,000	548,870
5.00%, 12/1/2022	120,000	143,290
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	258,195
Series AA 5.00%, 6/15/2044	500,000	547,550
New York, NY, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2026 (a)	500,000	615,805
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	250,000	297,553
Series B 5.00%, 11/15/2023	500,000	603,535
Series B 5.00%, 11/15/2023	500,000	612,750
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	284,153
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	545,245
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	536,890
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.25%, 7/1/2034	240,000	275,717
New York, State Dormitory Authority, Personal Income Tax Revenue Series E 5.00%, 2/15/2040	200,000	225,818
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	960,516
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	112,421
Series B 5.00%, 2/15/2018	125,000	142,449
Series E 5.00%, 2/15/2027	350,000	403,364
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	288,005
5.00%, 6/15/2036	500,000	566,430
5.00%, 6/15/2041	250,000	281,103
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	301,298
New York, State General Obligation:
Series E 4.00%, 12/15/2027	125,000	138,760
Series C 4.50%, 2/1/2020	200,000	231,386
Series A 5.25%, 2/15/2024	310,000	376,762
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	601,475
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A-1 5.00%, 4/1/2021	300,000	357,579
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	244,080

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 4.00%, 3/15/2024	$500,000	$548,165
Series A 5.00%, 3/15/2016	250,000	266,950
New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	750,000	892,357
Series TE 5.00%, 12/15/2041	100,000	114,586
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	593,785
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	649,424

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $25,121,137)		25,886,897

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund 0.00% 0.00% (b)(c)(d) (Cost $51,429)	51,429	51,429

TOTAL INVESTMENTS — 101.2% (e)
(Cost $25,172,566)		25,938,326
OTHER ASSETS & LIABILITIES — (1.2)%		(308,333)

NET ASSETS — 100.0%		$25,629,993

(a)	When-issued security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.2%
ALABAMA — 1.3%
Alabama, Public School & College Authority Revenue:
Series A 5.00%, 5/1/2016	$4,335,000	$4,654,013
Series A 5.00%, 3/1/2017	1,000,000	1,105,930
Alabama, State General Obligation:
Series A 5.00%, 8/1/2018	11,800,000	13,650,004
Series A 5.00%, 8/1/2019	8,865,000	10,463,182

		29,873,129

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,355,800
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,087,890

		2,443,690

ARIZONA — 1.6%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	335,700
Series A 5.00%, 7/1/2017	1,775,000	1,986,225
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	539,590
Series A 4.00%, 12/1/2017	1,310,000	1,442,742
Arizona, State Transportation Board Revenue Series A 5.00%, 7/1/2018	5,435,000	6,251,446
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,530,386
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,156,200
5.25%, 7/1/2019	1,550,000	1,830,783
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,448,820
5.00%, 7/1/2019	6,415,000	7,535,893
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019	1,000,000	1,171,250
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,402,519

		38,631,554

CALIFORNIA — 11.5%
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,523,920
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,380,288
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B 1.50%, 4/1/2047 (a)	1,000,000	1,011,450
Series C 1.88%, 4/1/2047 (a)	29,175,000	29,719,405
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	5,710,000	6,033,928
Series L 5.00%, 5/1/2016	600,000	644,352
Series M 5.00%, 5/1/2016	7,425,000	7,970,218
Series L 5.00%, 5/1/2017	2,790,000	3,114,979
Series L 5.00%, 5/1/2019	26,775,000	31,542,289
California, State Economic Recovery Series A 5.00%, 7/1/2018	11,550,000	13,363,696
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	4,927,614
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	2,000,904
Series A 5.00%, 11/1/2018	1,000,000	1,167,290
Series A 5.00%, 11/1/2019	2,190,000	2,609,473
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,080,292
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,617,997
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,216,400
Long Beach, CA, Harbor Revenue Series C 5.00%, 11/15/2018	5,000,000	5,833,200
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,044,195
Series B 5.00%, 7/1/2018	2,040,000	2,354,609
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,656,271
Series A 5.00%, 7/1/2015	1,540,000	1,595,779
Series C 5.00%, 1/1/2016	4,000,000	4,193,120
Series A 5.00%, 7/1/2018	2,580,000	2,983,048
Series A 5.00%, 7/1/2018	450,000	520,299
Series B 5.00%, 7/1/2018	1,000,000	1,157,030
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	10,878,900
Series A 5.00%, 9/1/2017	13,230,000	14,919,603
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,253,519
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,658,100
Series D 4.00%, 7/1/2017	750,000	822,322
5.00%, 7/1/2017	1,000,000	1,123,670
Series A 5.00%, 7/1/2019	3,000,000	3,534,810
Series B 5.00%, 7/1/2019	2,500,000	2,945,675
Series C 5.00%, 7/1/2019	7,500,000	8,837,025
Series D 5.00%, 7/1/2019	2,500,000	2,945,675

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	$1,000,000	$1,153,970
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	520,140
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	10,811,300
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2019	3,500,000	4,095,665
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	908,285
Series D 5.00%, 11/1/2015	3,435,000	3,612,040
Series A 5.00%, 10/1/2017	1,000,000	1,131,980
San Francisco, CA, City & County, Certificates of Participation Series B 5.00%, 9/1/2016	5,260,000	5,718,041
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,154,730
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,175,140
Southern California, Metropolitan Water District Revenue:
Series C 4.00%, 10/1/2015	1,040,000	1,079,770
Series A 5.00%, 7/1/2019	7,250,000	8,557,175
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	783,043
Series A 5.00%, 7/1/2017	350,000	392,669
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,669,965
Series AF 5.00%, 5/15/2015	1,000,000	1,030,010
5.00%, 5/15/2018	3,500,000	4,028,395

		271,003,663

COLORADO — 0.6%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,787,508
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,954,096
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 5.00%, 4/1/2016	145,000	155,065
Series A 5.00%, 4/1/2019	570,000	668,040

		14,564,709

CONNECTICUT — 2.4%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,684,380
Series C 5.00%, 12/1/2015	600,000	633,240
Series A 5.00%, 1/1/2016	490,000	518,327
Series A 5.00%, 4/1/2017	950,000	1,053,085
Series D 5.00%, 11/1/2017	7,685,000	8,679,362
Series C 5.00%, 6/15/2018	5,300,000	6,080,584
Series A 5.00%, 10/15/2018	3,855,000	4,459,734
Series E 5.00%, 9/1/2019	7,500,000	8,808,225
Connecticut, State Health & Educational Facility Authority Revenue Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,865,778
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	525,770
Series A 5.00%, 11/1/2016	2,650,000	2,895,019
Series B 5.00%, 1/1/2018	9,650,000	10,892,341
Series A 5.00%, 10/1/2018	1,805,000	2,080,894

		55,176,739

DELAWARE — 1.0%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	225,000
Series B 5.00%, 2/1/2017	585,000	647,139
Series B 5.00%, 2/1/2018	1,000,000	1,141,540
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	17,366,975
5.00%, 7/1/2019	2,760,000	3,242,255

		22,622,909

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,196,840
Series D 5.00%, 12/1/2016	1,000,000	1,098,420
Series A 5.00%, 12/1/2018	5,275,000	6,142,210
Series A 5.00%, 12/1/2019	1,500,000	1,776,150

		11,213,620

FLORIDA — 5.0%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series C 5.00%, 6/1/2017	795,000	886,981
Series A 5.00%, 6/1/2018	4,000,000	4,589,280
Series B 5.00%, 6/1/2018	4,250,000	4,876,110
Series B 5.00%, 6/1/2019	7,135,000	8,363,932
Florida, State Board of Education, General Obligation:
Series D 5.00%, 6/1/2017	8,210,000	9,159,897
Series A 5.00%, 6/1/2018	1,300,000	1,491,516
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	17,223,300
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	20,145,000	21,761,435
Florida, State Turnpike Authority Revenue:
Series C 5.00%, 7/1/2018	10,400,000	11,941,488
Series C 5.00%, 7/1/2019	10,000,000	11,717,000
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,727,625
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2015	7,705,000	8,073,838
Series B-1 5.00%, 10/1/2018	1,000,000	1,154,550

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

JEA, FL, Electric System Revenue:
Series A 5.00%, 10/1/2015	$1,000,000	$1,048,070
Series A 5.00%, 10/1/2019	1,750,000	2,053,800
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,398,264
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (b)	7,510,000	7,868,678
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,421,628
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,583,302

		118,340,694

GEORGIA — 3.2%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,276,700
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,705,830
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	4,400,000	4,704,744
Series B 4.00%, 1/1/2017	500,000	539,710
Series J-1 4.00%, 7/1/2017	500,000	546,920
Series J-2 4.00%, 11/1/2017	1,700,000	1,874,352
4.00%, 9/1/2019	4,100,000	4,652,188
Series E 5.00%, 7/1/2016	2,990,000	3,232,130
Series G 5.00%, 11/1/2016	2,400,000	2,628,720
Series I 5.00%, 11/1/2016	7,480,000	8,192,844
Series F 5.00%, 12/1/2016	4,790,000	5,263,635
Series A 5.00%, 7/1/2017	5,440,000	6,098,458
Series A 5.00%, 1/1/2018	5,000,000	5,685,000
Series A 5.00%, 7/1/2018	3,000,000	3,457,860
Series F 5.00%, 12/1/2018	1,000,000	1,165,290
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	4,590,000	4,894,868
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,338,560
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,375,814
Series A 4.00%, 10/1/2016	5,000,000	5,361,350
Series A 4.50%, 10/1/2017	1,150,000	1,282,538
5.00%, 2/1/2019	1,000,000	1,167,600
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,527,627

		73,972,738

HAWAII — 1.4%
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,158,848
Series EH 5.00%, 8/1/2018	3,000,000	3,462,960
Series EF 5.00%, 11/1/2018	23,005,000	26,732,730
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,147,830

		33,502,368

ILLINOIS — 1.2%
Chicago, IL, Transit Authority, Sales Tax Revenue Series A 5.00%, 12/1/2018	2,250,000	2,544,120
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,062,480
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,910,932
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2019	1,535,000	1,768,074
Series A 5.00%, 10/1/2019	1,000,000	1,175,710
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,088,360
5.00%, 6/15/2015	2,575,000	2,661,777
5.00%, 6/15/2018	1,945,000	2,226,111
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,752,953
Series B 5.00%, 6/15/2017	10,000,000	10,969,400

		28,159,917

INDIANA — 0.1%
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,121,980

IOWA — 0.1%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,032,030
Series A 5.00%, 6/1/2017	385,000	428,674

		1,460,704

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue:
Series C 5.00%, 9/1/2015	1,500,000	1,566,210
Series A 5.00%, 9/1/2016	1,200,000	1,305,468
Kansas, State Development Finance Authority Revenue 5.00%, 3/1/2018	4,705,000	5,366,899

		8,238,577

KENTUCKY — 0.5%
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,806,505
Series A 5.00%, 2/1/2017	2,145,000	2,365,463
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,254,949
5.00%, 7/1/2016	1,865,000	2,015,338
Series A 5.00%, 7/1/2019	1,000,000	1,171,700
Series A 5.00%, 7/1/2019	1,600,000	1,878,752

		10,492,707

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

LOUISIANA — 0.4%
Louisiana, State Gas & Fuels Tax Revenue Series A-1 5.00%, 5/1/2018	$2,035,000	$2,331,194
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,304,320
Series A 5.00%, 9/1/2018	1,650,000	1,906,641
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,172,130
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,749,450

		9,463,735

MAINE — 0.0% (c)
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	184,275

MARYLAND — 4.9%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,069,870
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,125,300
5.00%, 8/1/2017	4,000,000	4,491,520
Series B 5.00%, 10/15/2017	1,000,000	1,129,150
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,331,672
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,147,180
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,684,962
Series B 4.50%, 8/1/2017	3,270,000	3,626,038
Series B 5.00%, 8/1/2015	285,000	296,480
Series B 5.00%, 8/1/2016	4,875,000	5,287,620
Series E 5.00%, 8/1/2016	8,400,000	9,110,976
Series C 5.00%, 11/1/2016	1,025,000	1,122,016
Series B 5.00%, 3/15/2017	11,000,000	12,200,980
Series A 5.00%, 3/1/2018	22,515,000	25,731,493
Series C 5.00%, 8/1/2018	2,300,000	2,657,765
Series B 5.00%, 3/15/2019	7,300,000	8,553,848
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	543,858
Series A 5.00%, 7/1/2016	3,835,000	4,145,558
Series A 5.00%, 7/1/2016	5,000,000	5,404,900
Series A 5.00%, 7/1/2017	5,000,000	5,600,800
Series A 5.00%, 7/1/2018	1,875,000	2,159,662
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,863,998
5.00%, 6/1/2017	7,150,000	7,985,263

		115,270,909

MASSACHUSETTS — 4.5%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,613,264
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 4.00%, 7/1/2017	8,000,000	8,752,960
Series B 5.00%, 7/1/2017	940,000	1,054,050
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	4,025,140
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	10,000,000	10,478,600
Series C 4.00%, 12/1/2015	2,915,000	3,044,105
Series D 5.00%, 10/1/2015	7,000,000	7,337,260
Series B 5.00%, 8/1/2016	8,900,000	9,651,605
Series B 5.00%, 8/1/2018	1,700,000	1,961,647
Series A 5.00%, 12/1/2018	7,000,000	8,147,650
Series C 5.00%, 8/1/2019	10,000,000	11,771,900
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2017	5,000,000	5,628,900
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,171,526
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,000,628
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	12,226,634
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,084,640

		105,950,509

MICHIGAN — 2.0%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,036,300
Series A 5.00%, 1/1/2016	100,000	105,872
Series A 5.00%, 1/1/2017	4,275,000	4,702,799
Series A 5.00%, 7/1/2017	10,000,000	11,222,000
5.00%, 10/1/2018	2,000,000	2,315,900
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	23,056,497
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,723,760

		47,163,128

MINNESOTA — 3.1%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,868,970
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	619,152
Series A 5.00%, 10/1/2015	20,000	20,957
Series A 5.00%, 10/1/2015	1,550,000	1,624,679
Series A 5.00%, 8/1/2016	400,000	433,628
Series D 5.00%, 8/1/2016	1,000,000	1,084,450
Series E 5.00%, 8/1/2016	1,550,000	1,680,897
Series A 5.00%, 10/1/2016	50,000	54,586
Series A 5.00%, 10/1/2016	4,950,000	5,402,925
Series F 5.00%, 10/1/2016	1,000,000	1,091,500
Series A 5.00%, 8/1/2017	40,000	44,927

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 8/1/2017	$2,960,000	$3,322,837
Series E 5.00%, 8/1/2017	1,000,000	1,122,580
Series B 5.00%, 3/1/2018	11,500,000	13,092,750
Series D 5.00%, 8/1/2018	2,000,000	2,309,460
Series A 5.00%, 10/1/2018	40,000	46,472
Series A 5.00%, 10/1/2018	2,660,000	3,084,669
Series D 5.00%, 10/1/2018	18,465,000	21,412,937
Series B 5.00%, 8/1/2019	1,175,000	1,385,619
Series E 5.00%, 8/1/2019	3,940,000	4,646,245
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,391,160

		73,741,400

MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue Series C 5.00%, 1/1/2019	880,000	1,015,987
Mississippi, State General Obligation Series F 4.00%, 11/1/2018	2,525,000	2,826,914

		3,842,901

MISSOURI — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,447,438
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,244,884
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 2.50%, 5/1/2016	500,000	516,740
Series A 5.00%, 5/1/2016	625,000	670,481
Series C 5.00%, 2/1/2017	1,500,000	1,657,860
Series A 5.00%, 5/1/2017	2,990,000	3,326,016
Series A 5.00%, 5/1/2018	4,525,000	5,181,894
Series B 5.00%, 5/1/2019	12,755,000	14,932,406

		29,977,719

NEBRASKA — 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,123,360
Series C 5.00%, 2/1/2018	1,000,000	1,136,930

		3,260,290

NEVADA — 0.3%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,899,961
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,578,090
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,192,900

		7,670,951

NEW HAMPSHIRE — 0.3%
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,567,019
New Hampshire, State Municipal Bond Bank Revenue:
Series A 5.00%, 8/15/2017	1,265,000	1,418,331
Series A 5.00%, 8/15/2019	3,230,000	3,791,794

		6,777,144

NEW JERSEY — 0.2%
Garden, State Preservation Trust, NJ, Open Space & Farmland Series A 5.00%, 11/1/2018	1,490,000	1,727,551
New Jersey, State General Obligation:
5.00%, 6/1/2017	580,000	642,872
Series Q 5.00%, 8/15/2018	1,000,000	1,143,960
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series A 5.00%, 12/1/2014	250,000	251,977
Series 1A 5.00%, 12/1/2018	1,325,000	1,489,459

		5,255,819

NEW MEXICO — 2.6%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
Series B 3.00%, 7/1/2016	2,000,000	2,090,660
Series A 5.00%, 7/1/2019	1,350,000	1,585,197
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,112,990
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	2,000,000	2,235,320
5.00%, 6/15/2018	10,430,000	11,990,850
New Mexico, State General Obligation 2.00%, 3/1/2016	5,625,000	5,761,181
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Sub-Series A 5.00%, 11/1/2039 (a)	19,340,000	22,303,468
New Mexico, State Severance Tax Revenue:
Series A-2 5.00%, 7/1/2015	1,000,000	1,036,220
Series B 5.00%, 7/1/2016	100,000	108,061
Series A 5.00%, 7/1/2018	8,470,000	9,749,139

		60,973,086

NEW YORK — 16.2%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,267,320
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,517,424
New York, NY, City Transitional Finance Authority Revenue:
Series C 5.00%, 11/1/2015	9,865,000	10,377,881
Series E 5.00%, 11/1/2015	5,000,000	5,259,950
Series E 5.00%, 11/1/2017	500,000	566,005
Series B 5.00%, 11/1/2018	3,605,000	4,181,331

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	$305,000	$317,572
Series B 5.00%, 11/1/2014	285,000	286,080
5.00%, 11/1/2015	4,180,000	4,397,318
Sub-Series I-2 5.00%, 11/1/2015	835,000	878,412
SubSeries C-1 5.00%, 11/1/2015	550,000	578,595
Series A 5.00%, 11/1/2016	45,000	49,279
Series A 5.00%, 11/1/2016	1,455,000	1,593,341
Series C 5.00%, 11/1/2016	1,250,000	1,368,850
Series D 5.00%, 11/1/2016	5,000,000	5,475,400
Sub-Series A-1 5.00%, 11/1/2016	800,000	876,064
Series B 5.00%, 11/1/2017	15,000,000	16,980,150
Series B 5.00%, 11/1/2017	2,295,000	2,597,963
Series B 5.00%, 11/1/2017	765,000	864,481
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,686,695
Sub-Series B1 5.00%, 11/1/2017	5,000,000	5,660,050
Series D-1 5.00%, 2/1/2019	1,885,000	2,192,236
Series F-1 5.00%, 2/1/2019	1,340,000	1,558,407
Sub-Series E 5.00%, 11/1/2019	2,500,000	2,955,775
New York, NY, General Obligation:
Series B 4.00%, 8/1/2015	1,000,000	1,031,840
Series E 4.00%, 8/1/2015	450,000	464,328
Series H 4.00%, 8/1/2017	990,000	1,081,308
Series B 4.00%, 8/1/2019	1,150,000	1,291,381
Series B 5.00%, 8/1/2016	5,000,000	5,416,500
Series B 5.00%, 8/1/2016	4,295,000	4,652,773
Series F 5.00%, 8/1/2016	1,455,000	1,576,202
5.00%, 3/1/2017	5,000,000	5,525,800
Series F-1 5.00%, 3/1/2017	3,500,000	3,868,060
Series C 5.00%, 8/1/2017	425,000	476,077
Series D 5.00%, 8/1/2017	5,435,000	6,088,178
Series E 5.00%, 8/1/2017	2,950,000	3,304,531
Series E 5.00%, 8/1/2017	2,050,000	2,296,369
Series G 5.00%, 8/1/2017	2,320,000	2,598,818
Series B 5.00%, 8/1/2018	10,000,000	11,490,200
Series E 5.00%, 8/1/2018	11,725,000	13,472,259
Series G-1 5.00%, 4/1/2019	1,135,000	1,318,836
Series A 5.00%, 8/1/2019	6,315,000	7,385,456
Series B 5.00%, 8/1/2019	3,575,000	4,180,998
Series G 5.00%, 8/1/2019	2,345,000	2,742,501
Series J 5.00%, 8/1/2019	15,000,000	17,542,650
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	6,877,937
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,115,890
5.00%, 12/1/2016	5,375,000	5,900,352
New York, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2018 (d)	17,000,000	19,761,990
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	972,116
Series A 5.00%, 4/1/2016	3,190,000	3,409,919
Series A 5.00%, 7/1/2018	1,000,000	1,143,060
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,248,220
5.00%, 3/15/2019	5,000,000	5,846,950
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	407,000
Series A 4.00%, 2/15/2016	500,000	525,210
4.00%, 3/15/2018	975,000	1,079,549
Series E 5.00%, 2/15/2015	250,000	254,480
5.00%, 3/15/2015	500,000	510,995
Series A 5.00%, 2/15/2016	5,025,000	5,346,851
Series E 5.00%, 2/15/2016	2,650,000	2,819,733
Series C 5.00%, 3/15/2017	370,000	410,397
Series E 5.00%, 8/15/2017	1,675,000	1,881,075
5.00%, 2/15/2018	500,000	569,795
Series A 5.00%, 2/15/2018	400,000	455,836
Series B 5.00%, 2/15/2018	500,000	569,795
Series E 5.00%, 2/15/2018	5,000	5,675
Series E 5.00%, 2/15/2018	6,295,000	7,173,719
5.00%, 3/15/2018	5,715,000	6,521,729
Series B 5.00%, 3/15/2018	11,925,000	13,608,333
Series E 5.00%, 8/15/2018	9,600,000	11,076,480
New York, State Environmental Facilities Revenue:
5.00%, 6/15/2016	3,690,000	3,981,879
Series A 5.00%, 8/15/2016	1,595,000	1,732,872
Series A 5.00%, 12/15/2016	765,000	841,997
Series A 5.00%, 6/15/2017	8,000,000	8,952,720
New York, State General Obligation:
Series I 5.00%, 8/1/2017	4,025,000	4,508,724
Series A-1 5.00%, 10/1/2017	5,175,000	5,829,948
Series C 5.00%, 4/15/2018	6,150,000	7,043,472
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	214,006
Series B 5.00%, 4/1/2018	2,300,000	2,633,086
New York, State Thruway Authority Personal Income Tax Revenue Series A 5.00%, 3/15/2017	2,950,000	3,272,081
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,349,395
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 12/15/2015	390,000	412,523
Series B 5.00%, 1/1/2016	10,000,000	10,579,400
Series A 5.00%, 3/15/2016	11,100,000	11,852,580
Series B-1 5.00%, 3/15/2017	605,000	671,054
5.00%, 12/15/2017	975,000	1,108,760
Series C 5.00%, 3/15/2019	15,000,000	17,512,350
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	5,300,000	5,701,740
Series A 4.00%, 11/15/2017	2,300,000	2,532,829
Series B 5.00%, 11/15/2016	2,000,000	2,193,700
Series B 5.00%, 11/15/2017	3,350,000	3,792,200
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,102,050

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Oyster Bay, NY, General Obligation Series B 3.00%, 11/1/2018 (b)	$5,000,000	$5,250,950
Westchester County, NY, General Obligation:
Series C 5.00%, 11/1/2016	5,000	5,475
Series C 5.00%, 11/1/2016	595,000	652,227

		380,512,748

NORTH CAROLINA — 3.7%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	702,156
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	10,203,682
Series C 5.00%, 10/1/2018	4,765,000	5,517,632
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,392,760
Series A 5.00%, 12/1/2017	2,200,000	2,496,714
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	4,858,260
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,441,540
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,785,879
Series C 3.50%, 5/1/2016	1,000,000	1,050,170
Series A 5.00%, 3/1/2016	5,500,000	5,865,310
Series A 5.00%, 3/1/2017	4,080,000	4,521,538
Series A 5.00%, 5/1/2017	1,250,000	1,393,200
Series A 5.00%, 3/1/2018	2,165,000	2,474,292
Series A 5.00%, 6/1/2018	5,630,000	6,477,033
Series B 5.00%, 6/1/2018	1,000,000	1,150,450
Series E 5.00%, 5/1/2019	14,000,000	16,444,680
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,080,923
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,464,031
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	739,827
5.00%, 3/1/2016	800,000	853,024

		87,913,101

OHIO — 2.6%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	123,283
Series A 5.00%, 6/1/2018	4,780,000	5,495,375
Cuyahoga County, OH, Certificate of Participation:
5.00%, 12/1/2018	2,270,000	2,612,089
5.00%, 12/1/2019	2,670,000	3,109,295
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2018	2,580,000	2,994,967
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,264,950
Series C 4.00%, 10/1/2016	3,000,000	3,208,110
Series B 5.00%, 10/1/2017	2,150,000	2,420,750
Series B 5.00%, 10/1/2018	1,400,000	1,616,370
Ohio, State General Obligation:
Series B 4.00%, 3/15/2015	420,000	427,350
5.00%, 7/1/2016	3,225,000	3,486,161
Series A 5.00%, 9/15/2016	1,000,000	1,089,880
Series B 5.00%, 9/15/2016	1,080,000	1,177,070
Series C 5.00%, 9/15/2016	2,000,000	2,179,760
Series A 5.00%, 12/1/2016	2,830,000	3,105,953
Series A 5.00%, 9/15/2017	5,000,000	5,640,750
Series R 5.00%, 5/1/2019	2,075,000	2,430,240
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,045,640
Series 3 5.00%, 12/15/2016	12,930,000	14,186,408
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	755,040
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B-1 5.00%, 12/1/2015	1,030,000	1,087,680

		61,457,121

OKLAHOMA — 0.7%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,148,620
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,551,252
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,096,971
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,858,349
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	5,000,000	5,493,250
Series A 5.00%, 1/1/2019	2,775,000	3,221,303

		16,369,745

OREGON — 0.3%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2018	1,000,000	1,163,560
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,073,590
Series I 5.00%, 5/1/2018	1,900,000	2,179,452
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,461,408

		5,878,010

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

PENNSYLVANIA — 4.1%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	$5,220,000	$5,629,666
Series A 5.00%, 7/1/2015	500,000	518,110
Series A 5.00%, 7/1/2018	8,000,000	9,201,760
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,700,000	1,836,102
Series A 5.00%, 5/1/2017	2,000,000	2,222,580
5.00%, 6/1/2017	18,565,000	20,686,794
5.00%, 7/1/2017	4,000,000	4,470,160
5.00%, 7/1/2017	21,000,000	23,468,340
5.00%, 7/1/2017	3,625,000	4,051,082
Series A 5.00%, 5/1/2018	1,000,000	1,142,890
5.00%, 6/15/2018	1,500,000	1,720,335
5.00%, 7/1/2018	4,185,000	4,803,669
5.00%, 7/1/2018	1,025,000	1,176,526
Series A 5.00%, 7/15/2018	5,000,000	5,746,650
5.00%, 6/1/2019	3,890,000	4,550,366
5.00%, 10/15/2019	5,150,000	6,069,944

		97,294,974

SOUTH CAROLINA — 0.5%
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,233,318
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,192,387
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	1,470,000	1,507,676
5.00%, 3/1/2016	5,000,000	5,332,100

		11,265,481

TENNESSEE — 1.5%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2017	7,475,000	8,463,045
5.00%, 12/1/2018	4,880,000	5,660,605
Memphis, TN, General Obligation Series A 5.00%, 11/1/2018	2,750,000	3,188,433
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,268,848
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,023,160
Series D 5.00%, 7/1/2017	5,700,000	6,378,300
Tennessee, State General Obligation:
Series A 5.00%, 10/1/2016	125,000	136,411
Series B 5.00%, 11/1/2018	975,000	1,135,124
Tennessee, State School Bond Authority:
Series C 5.00%, 5/1/2017	1,050,000	1,157,258
5.00%, 11/1/2019	3,150,000	3,720,874

		36,132,058

TEXAS — 8.1%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,096,680
Austin, TX, Independent School District, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,112,990
Austin, TX, Water & Wastewater System Revenue 5.00%, 5/15/2015	975,000	1,004,260
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (b)	695,000	792,265
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (b)	4,000,000	4,427,120
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	600,000	633,456
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	11,047
5.00%, 2/15/2017	4,180,000	4,620,906
Series A 5.00%, 2/15/2018	5,000	5,696
Series A 5.00%, 2/15/2018	1,545,000	1,759,554
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (b)	2,000,000	2,100,560
5.00%, 8/15/2017 (b)	4,000,000	4,497,000
5.00%, 8/15/2018 (b)	5,715,000	6,605,797
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,257,360
Harris County, TX, General Obligation Series A 5.00%, 10/1/2019	2,280,000	2,693,934
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,329,080
Series A 5.00%, 3/1/2016	5,000,000	5,330,650
Series A 5.00%, 3/1/2017	530,000	586,275
Series A 5.00%, 3/1/2017	1,035,000	1,144,896
Series B 5.00%, 3/1/2018	2,500,000	2,850,800
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	4,936,772
Series E 5.00%, 11/15/2016	13,775,000	15,093,819
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,773,184
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(b)	9,725,000	9,770,124
2.00%, 8/1/2044 (a)(b)	19,000,000	19,431,680
5.00%, 2/15/2018 (b)	2,200,000	2,507,890
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,196,899
San Antonio, TX, Electric & Gas Revenue:
Series D 5.00%, 2/1/2018	500,000	568,465
5.00%, 2/1/2019 (d)	12,250,000	14,206,080

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

San Antonio, TX, General Obligation:
5.00%, 2/1/2018	$2,475,000	$2,818,283
5.00%, 2/1/2019	1,300,000	1,516,684
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2019	2,225,000	2,602,494
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	794,595
Series B 5.00%, 5/15/2016	1,000,000	1,075,570
Texas Tech, State University Revenue Series A 3.00%, 8/15/2016	1,500,000	1,573,020
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (b)	10,000,000	11,551,400
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,663,739
Series A 5.00%, 10/1/2015	8,000,000	8,386,240
Series B 5.00%, 4/1/2016	1,700,000	1,819,051
5.00%, 10/1/2016	4,000,000	4,366,840
Series A 5.00%, 10/1/2016	2,110,000	2,303,508
Series B 5.00%, 10/1/2017	3,535,000	3,993,666
Series A 5.00%, 4/1/2019	405,000	474,660
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2016	2,350,000	2,488,603
Series A 5.00%, 1/1/2017	1,100,000	1,165,021
Series A 5.00%, 7/1/2017	2,855,000	3,023,759
Texas, State Transportation Commission, Highway Fund Revenue Series A 5.00%, 4/1/2019	10,000,000	11,710,400
Texas, State University Revenue 5.00%, 3/15/2016	1,000,000	1,067,950
University of Texas, Revenue Series A 5.00%, 8/15/2018	220,000	254,564

		190,995,286

UTAH — 1.3%
Jordan Utah, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,999,157
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	743,614
Series C 5.00%, 7/1/2015	1,300,000	1,347,190
Series A 5.00%, 7/1/2016	5,050,000	5,458,949
Series C 5.00%, 7/1/2018	15,425,000	17,785,333
Series C 5.00%, 7/1/2018	2,240,000	2,582,765

		30,917,008

VIRGINIA — 3.8%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	10,057,822
Series A 5.00%, 4/1/2018	210,000	240,022
Series A 5.00%, 10/1/2018	3,000,000	3,480,240
Series A 5.00%, 10/1/2019	2,175,000	2,551,427
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,164,800
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2016	1,000,000	1,088,090
5.00%, 2/1/2017	1,000,000	1,102,780
5.00%, 2/1/2018	6,160,000	6,999,115
Series A 5.00%, 9/1/2018	4,090,000	4,717,651
Series B 5.00%, 9/1/2018	1,945,000	2,243,480
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C 5.00%, 8/1/2017	10,000,000	11,210,800
Series C 5.00%, 8/1/2018	10,000,000	11,514,700
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	216,703
Series A 4.00%, 8/1/2018	7,765,000	8,649,977
Series C 5.00%, 8/1/2018	460,000	529,676
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,160,080
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	523,060
5.00%, 5/15/2016	16,170,000	17,389,218
5.00%, 9/15/2018	2,210,000	2,555,246

		88,394,887

WASHINGTON — 4.9%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	4,964,715
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	518,110
Series A 5.00%, 7/1/2015	500,000	517,920
Series A 5.00%, 7/1/2017	13,700,000	15,330,300
Series A 5.00%, 7/1/2017	4,195,000	4,694,205
Series B 5.00%, 7/1/2017	100,000	111,900
Series B 5.00%, 7/1/2017	7,200,000	8,056,800
Series A 5.25%, 7/1/2018	5,575,000	6,468,115
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,764,240
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	1,000,000	1,136,220
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	951,867
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	466,251
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,636,856
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,194,420
Washington, Federal Highway Grant Anticipation Revenue Series F 5.00%, 9/1/2016	1,110,000	1,203,551
Washington, State General Obligation:
Series B 4.00%, 7/1/2019	25,395,000	28,664,352
5.00%, 7/1/2017	13,900,000	15,558,131
Series 2010B 5.00%, 1/1/2018	425,000	482,345
5.00%, 7/1/2018	5,000,000	5,751,100
Series A 5.00%, 1/1/2019	5,010,000	5,827,081

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series R 5.00%, 7/1/2019	$4,100,000	$4,816,393

		115,114,872

WISCONSIN — 1.7%
Milwaukee, WI, General Obligation:
Series N3 5.00%, 5/15/2016	2,590,000	2,781,789
Series N2 5.00%, 5/1/2017	10,000,000	11,126,500
Wisconsin, State General Obligation:
Series A 3.00%, 5/1/2015	400,000	406,628
4.00%, 11/1/2016	1,950,000	2,095,100
Series C 5.00%, 5/1/2017	500,000	557,010
Series 1 5.00%, 5/1/2018	1,000,000	1,145,170
Series 2 5.00%, 5/1/2019	4,750,000	5,565,527
Series B 5.00%, 5/1/2019	13,035,000	15,272,979
Series 2 5.00%, 11/1/2019	1,750,000	2,070,933

		41,021,636

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,334,910,270)		2,354,618,491

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% 0.00% (e)(f)(g) (Cost $3,281,577)	3,281,577	3,281,577

TOTAL INVESTMENTS — 100.3% (h)
(Cost $2,338,191,847)		2,357,900,068
OTHER ASSETS & LIABILITIES — (0.3)%		(6,839,624)

NET ASSETS — 100.0%		$2,351,060,444

(a)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	2.62%
	Assured Guaranty Municipal Corp.	0.56%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.5%
ALASKA — 7.5%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.03%, 12/1/2030 (a)	$200,000	$200,000
Series D 0.14%, 12/1/2041 (a)	250,000	250,000

		450,000

ARIZONA — 1.7%
Arizona, Health Facilities Authority Revenue Series E 0.04%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 6.7%
Pasadena, CA, Certificates of Participation Series A 0.04%, 2/1/2035 (a)	150,000	150,000
Riverside, CA, Electric Revenue Series C 0.03%, 10/1/2035 (a)	150,000	150,000
Sacramento, CA, Sanitation Districts Financing Authority Revenue Series C 0.04%, 12/1/2030 (a)	100,000	100,000

		400,000

COLORADO — 9.2%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.11%, 12/1/2030 (a)	250,000	250,000
Colorado, Educational & Cultural Facilities Authority 0.05%, 7/1/2033 (a)	200,000	200,000
Colorado, Housing & Finance Authority Revenue 0.04%, 11/1/2034 (a)	100,000	100,000

		550,000

ILLINOIS — 2.5%
Illinois, State Toll Highway Authority Revenue 0.04%, 7/1/2030 (a)	150,000	150,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.20%, 11/1/2040 (a)	250,000	250,000

MARYLAND — 2.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue Series D 0.06%, 1/1/2029 (a)	150,000	150,000

MASSACHUSETTS — 5.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.04%, 7/1/2021 (a)	300,000	300,000

MICHIGAN — 1.7%
University of Michigan, Revenue Series B 0.04%, 4/1/2028 (a)	100,000	100,000

NEBRASKA — 1.7%
Nebraska, Central Plains Energy Project Revenue 0.04%, 8/1/2039 (a)	100,000	100,000

NEW YORK — 13.8%
New York, NY, City Transitional Finance Authority Revenue Series 3 0.20%, 11/1/2022 (a)	325,000	325,000
New York, NY, Metropolitan Transportation Authority Revenue 0.05%, 11/1/2035 (a)	100,000	100,000
New York, State Housing Finance Agency:
Series A 0.05%, 11/1/2036 (a)	100,000	100,000
Series A 0.05%, 11/1/2037 (a)	300,000	300,000

		825,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Water & Sewer System Revenue Series C 0.04%, 6/1/2025 (a)	200,000	200,000

OHIO — 8.3%
Ohio, State General Obligation Series C 0.03%, 6/15/2026 (a)	300,000	300,000
Ohio, State University Series E 0.04%, 6/1/2035 (a)	200,000	200,000

		500,000

PENNSYLVANIA — 8.3%
Pennsylvania, Delaware River Port Authority Revenue Series A 0.03%, 1/1/2026 (a)	100,000	100,000
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.23%, 6/1/2042 (a)	250,000	250,000
Pittsburgh, PA, Water & Sewer Authority Series C 0.16%, 9/1/2035 (a)(b)	150,000	150,000

		500,000

SOUTH DAKOTA — 3.3%
South Dakota, State Housing Development Authority Revenue Series C-2 0.09%, 5/1/2032 (a)	200,000	200,000

TENNESSEE — 5.0%
Montgomery County, TN, Public Building Authority Revenue 0.06%, 9/1/2029 (a)	300,000	300,000

VIRGINIA — 9.8%
Montgomery County, VA, Industrial Development Authority Revenue 0.03%, 2/1/2039 (a)	300,000	300,000
Norfolk Redevelopment & Housing Authority Revenue 0.11%, 7/1/2034 (a)	290,000	290,000

		590,000

WASHINGTON — 5.0%
Washington, Health Care Facilities Authority Revenue Series C 0.06%, 10/1/2042 (a)	300,000	300,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,965,000)		5,965,000

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% 0.00% (c)(d)(e) (Cost $30,778)	30,778	$30,778

TOTAL INVESTMENTS — 100.0% (f)
(Cost $5,995,778)		5,995,778
OTHER ASSETS & LIABILITIES — 0.0% (g)		13

NET ASSETS — 100.0%		$5,995,791

(a)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.50%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(g)	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.6%
ALABAMA — 2.5%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,499,430
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	1,004,500
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	4,460,000	4,989,491

		7,493,421

ALASKA — 0.3%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	391,455
Series A 5.00%, 6/1/2046	555,000	414,041

		805,496

ARIZONA — 2.3%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series B 4.00%, 2/1/2022	1,000,000	1,059,950
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,039,452
Phoenix, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2032	250,000	262,402
7.50%, 7/1/2042	500,000	519,525
Series A 7.50%, 7/1/2042	1,000,000	997,510
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	1,000,000	951,380
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,131,660
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	720,496

		6,682,375

CALIFORNIA — 14.0%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	1,000,000	923,810
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,643,580
Series A 5.00%, 6/1/2045	1,000,000	1,019,760
Series A-1 5.13%, 6/1/2047	1,860,000	1,362,469
Series A-1 5.75%, 6/1/2047	1,585,000	1,262,056
California, Municipal Finance Authority Revenue Series B 5.88%, 8/15/2049	490,000	510,565
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	500,000	528,235
California, School Finance Authority Revenue:
Series A 5.13%, 7/1/2044	60,000	62,020
Series A 6.00%, 10/1/2049 (c)	200,000	201,072
California, State General Obligation 5.00%, 11/1/2043	1,000,000	1,120,820
California, State Public Works Board, Lease Revenue Subseries I 6.63%, 11/1/2034	380,000	381,368
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	776,497
California, Statewide Communities Development Authority Revenue:
1.00%, 7/10/2015 (d)	910,000	910,000
Series B 1.00%, 7/10/2015 (d)	100,000	100,000
Series I 4.50%, 11/1/2037	675,000	651,469
Series D 4.75%, 8/1/2020	175,000	175,235
Series A 4.88%, 11/15/2036	550,000	551,678
Series A 5.13%, 7/15/2031	500,000	504,000
Series A 5.25%, 7/1/2030	795,000	755,202
6.00%, 7/10/2015 (d)	135,000	135,000
Series A 6.00%, 10/1/2047	1,000,000	1,058,910
7.00%, 7/1/2046	160,000	182,320
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	545,746
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	108,827
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033	1,500,000	1,755,855
Golden State Tobacco Securitization Corp., Revenue:
Subseries B Zero Coupon, 6/1/2047 (e)	500,000	40,425
Series A-1 4.50%, 6/1/2027	2,000,000	1,845,060
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,040,810
Inland Empire Tobacco Securitization Authority Revenue Series B 5.75%, 6/1/2026	940,000	899,655
M-S-R Energy Authority Revenue Series B 6.50%, 11/1/2039	1,000,000	1,348,820
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,284,060
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	187,257
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,075,060

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(e)	$500,000	$415,595
6.50%, 9/1/2028	1,000,000	1,113,210
Port of Oakland, CA, Revenue Series P 5.00%, 5/1/2029	575,000	647,922
Poway, CA, Unified School District Public Financing Authority Special Tax Revenue Series C 5.00%, 9/15/2028	1,095,000	1,216,852
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,039,790
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	497,759
San Francisco, CA, City & County Redevelopment Agency, Special Tax Revenue 5.00%, 8/1/2033	680,000	724,465
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	1,089,500
Southern, CA, Public Power Authority Revenue Series A 5.00%, 7/1/2040	445,000	502,187
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	554,390
5.00%, 9/1/2034	1,000,000	1,060,070
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,265,238
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	812,110
Series A1 5.13%, 6/1/2046	1,025,000	802,032
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	877,170
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,270,282
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	1,550,000	1,632,103

		41,468,316

COLORADO — 5.5%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	777,075
Colorado, Educational & Cultural Facilities Authority Revenue:
4.00%, 12/1/2039	3,000,000	2,971,650
5.38%, 7/1/2044 (b)	250,000	258,218
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	503,620
Series A 5.30%, 7/1/2037	500,000	446,020
Series A 5.90%, 8/1/2037	1,000,000	999,910
Series A 7.75%, 8/1/2039	485,000	536,361
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,022,540
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (a)(e)	1,000,000	324,510
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	503,685
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,045,460
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,041,810
Series A 6.75%, 12/1/2039	1,000,000	1,055,290
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	513,120
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	1,034,360
Public Authority for Colorado, State Natural Gas Purchase Revenue 6.25%, 11/15/2028	1,400,000	1,779,246
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,457,391
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	137,813

		16,408,079

CONNECTICUT — 0.4%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	593,765
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	497,930

		1,091,695

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	996,697

FLORIDA — 5.4%
Alachua County, FL, Health Facilities Authority Series A 7.38%, 11/15/2019	300,000	300,639
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	980,000	1,033,449
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (b)	1,500,000	1,634,100
County of Miami-Dade Seaport Department Revenue Series B 5.00%, 10/1/2023	250,000	291,067

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Crossings At Fleming Island Community Development District, Special Assessment Series A-1 4.50%, 5/1/2030	$1,500,000	$1,506,915
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	498,935
Series A 6.50%, 7/1/2044	925,000	940,910
Series A 7.50%, 6/15/2033	500,000	535,730
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,023,070
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	341,964
Halifax, FL, Hospital Medical Center Revenue Series A 5.00%, 6/1/2038	435,000	438,989
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	503,230
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	511,645
5.75%, 11/1/2042	500,000	524,395
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	522,725
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	426,655
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	257,223
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	845,000	887,470
Orange County, FL, Health Facilities Authority Revenue Series A 5.00%, 11/1/2035 (a)	100,000	111,324
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	525,535
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	795,727
Southeast Overtown, FL, Park West Community Redevelopment Agency Revenue, Tax Allocation Series A-1 5.00%, 3/1/2030 (b)	425,000	463,645
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	250,000	252,085
5.13%, 11/1/2034	250,000	254,228
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (e)	65,000	47,605
Series A-3 Zero Coupon, 5/1/2040 (e)	195,000	116,364
Series A-4 Zero Coupon, 5/1/2040 (e)	85,000	37,547
Series 1 6.65%, 5/1/2040 (f)	10,000	10,259
Series 2 6.65%, 5/1/2040 (f)	470,000	277,887
Series 3 6.65%, 5/1/2040 (d)(f)	120,000	—
Series A-1 6.65%, 5/1/2040	200,000	204,044
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	671,923

		15,947,284

GEORGIA — 0.4%
Albany-Dougherty County Hospital Authority Revenue 4.00%, 12/1/2042	110,000	111,915
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	1,000,000	1,069,620

		1,181,535

GUAM — 1.6%
Guam Power Authority Revenue Refunding Series A 5.00%, 10/1/2022 (a)	1,175,000	1,398,356
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,122,340
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2028	1,000,000	1,111,400
5.63%, 7/1/2040	1,000,000	1,092,910

		4,725,006

HAWAII — 0.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	380,000	389,686

ILLINOIS — 6.2%
Chicago Board of Education, General Obligation Series A 5.00%, 12/1/2042	750,000	758,977
Chicago O’Hare International Airport Revenue Series A 4.00%, 1/1/2032	1,020,000	1,020,337
Chicago, IL, General Obligation Series A 5.25%, 1/1/2037	1,200,000	1,230,516
Cook County, IL, General Obligation Series A 5.00%, 11/15/2017	1,100,000	1,232,594
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,067,170
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	1,710,000	1,571,883
4.25%, 5/15/2043	430,000	392,139
Series C 4.50%, 11/15/2032	1,400,000	1,415,204
5.00%, 5/15/2043	675,000	699,192
5.75%, 5/15/2046	1,000,000	1,047,260
6.13%, 5/15/2027	1,000,000	1,081,120
7.13%, 2/1/2034	1,000,000	1,085,070
7.13%, 2/15/2039	1,100,000	1,167,166

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (f)	$500,000	$462,500
Railsplitter, IL, Tobacco Settlement Authority Revenue:
5.50%, 6/1/2023	500,000	584,525
6.00%, 6/1/2028	2,000,000	2,344,320
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,125,160

		18,285,133

INDIANA — 2.3%
Indiana, State Finance Authority Revenue:
5.00%, 10/1/2042	1,280,000	1,342,400
5.25%, 9/1/2040	545,000	591,707
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,095,880
6.00%, 12/1/2026	550,000	601,623
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	500,000	535,385
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,698,945
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,030,350

		6,896,290

IOWA — 1.2%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	205,000	209,906
5.00%, 12/1/2019	1,000,000	1,060,460
5.50%, 12/1/2022	1,150,000	1,214,802
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,132,590

		3,617,758

KANSAS — 2.1%
KS Development Finance Authority Revenue Series K 4.00%, 12/1/2022	795,000	867,798
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	445,000	460,206
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,028,040
Overland Park, KS, Development Corp., Revenue Series B 5.13%, 1/1/2032 (a)	2,000,000	1,951,740
Wichita City, KS, Health Care Facilities Revenue Series IV-A 5.63%, 5/15/2044	885,000	896,151
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A 5.00%, 9/1/2044	845,000	934,747

		6,138,682

KENTUCKY — 0.1%
Kentucky, Economic Development Finance Authority Revenue 5.25%, 8/15/2046	150,000	163,394

LOUISIANA — 1.9%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,174,215
Louisiana Public Facilities Authority 4.50%, 7/1/2037	1,370,000	1,366,041
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue Series A 4.00%, 2/1/2048	650,000	656,370
Louisiana, Public Facilities Authority 6.50%, 7/1/2036	1,000,000	1,105,710
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	750,000	789,967
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	560,430

		5,652,733

MAINE — 1.3%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2019	1,500,000	1,647,945
5.00%, 7/1/2043	1,000,000	1,048,310
6.75%, 7/1/2036	500,000	556,840
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,048

		3,780,143

MARYLAND — 0.3%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	313,512
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	460,615

		774,127

MASSACHUSETTS — 0.7%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	500,000	506,335
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	1,190,000	1,189,964
Series A 5.50%, 1/1/2016 (a)	250,000	250,303

		1,946,602

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MICHIGAN — 3.2%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	$900,000	$723,771
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	1,046,091
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,286,024
Michigan Finance Authority Ltd., Miscellaneous Revenue:
5.00%, 7/1/2034	3,000,000	3,207,600
8.13%, 4/1/2041	490,000	555,096
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,479,082
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,023,780

		9,321,444

MINNESOTA — 0.6%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	500,000	563,275
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,017,200
St Paul Housing & Redevelopment Authority Revenue 5.13%, 12/1/2038	140,000	144,949

		1,725,424

MISSISSIPPI — 0.8%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	1,072,970
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	290,000	291,177
Warren County, MS, Revenue Series A 5.38%, 12/1/2035	1,000,000	1,112,500

		2,476,647

MISSOURI — 0.4%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	275,452
6.00%, 5/1/2042	435,000	451,234
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	344,532

		1,071,218

NEBRASKA — 0.5%
Central Plains Energy Project, NE, Natural Gas Revenue 5.00%, 9/1/2032	1,250,000	1,360,638

NEVADA — 1.1%
Clark County, NV, School District General Obligation:
Series A 5.00%, 6/15/2025 (a)	640,000	724,237
Series C 5.00%, 6/15/2026	975,000	1,086,803
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	243,690
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	1,078,710
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	120,624

		3,254,064

NEW JERSEY — 5.8%
Atlantic, NJ, Tax Appeal, General Obligation 5.00%, 11/1/2019	500,000	523,085
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	536,113
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2024	790,000	875,565
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	517,690
Series A 5.00%, 7/1/2029 (c)	165,000	178,761
5.13%, 1/1/2034	1,000,000	1,087,600
5.25%, 9/15/2029	1,050,000	1,099,171
5.25%, 1/1/2044	250,000	255,215
5.75%, 9/15/2027	1,000,000	1,057,870
7.10%, 11/1/2031 (d)	1,000,000	—
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	998,702
New Jersey, Higher Education Student Assistance Authority Revenue Series 1 5.00%, 12/1/2022	600,000	653,886
New Jersey, Transportation Trust Fund Authority Revenue:
Series A Zero Coupon, 12/15/2025 (e)	450,000	285,669
Series A Zero Coupon, 12/15/2026 (e)	4,000,000	2,400,400
Series A Zero Coupon, 12/15/2040 (e)	610,000	166,341
Series D 5.00%, 12/15/2023	1,290,000	1,482,029
Salem County, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2023	250,000	280,233
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	901,450
Series 1A 4.75%, 6/1/2034	1,000,000	754,910
Series 1A 5.00%, 6/1/2029	2,140,000	1,832,118
Series 1A 5.00%, 6/1/2041	1,860,000	1,369,481

		17,256,289

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

NEW MEXICO — 0.8%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032 (f)	$500,000	$418,165
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	2,017,760

		2,435,925

NEW YORK — 4.8%
Build NYC Resource Corp. 5.00%, 4/1/2033	120,000	125,234
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	545,595
Erie Tobacco Asset Securitization Corp., Revenue Series A 5.00%, 6/1/2045	365,000	277,980
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	576,955
Nassau County, Tobacco Settlement Corp.:
Series A-3 5.00%, 6/1/2035	755,000	625,948
Series A-2 5.25%, 6/1/2026	2,000,000	1,935,300
New York City Industrial Development Agency:
Series B 5.25%, 12/1/2036	1,000,000	1,029,870
7.50%, 8/1/2016	300,000	315,453
New York State Dormitory Authority Revenue:
Series A 4.25%, 5/1/2042	745,000	708,927
5.00%, 7/1/2035	140,000	138,918
6.25%, 12/1/2037	1,000,000	1,053,740
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,027,800
5.00%, 9/1/2035	500,000	510,005
5.25%, 12/1/2032	515,000	514,974
5.75%, 10/1/2037 (d)(f)	1,000,000	370,000
Series A 8.50%, 8/1/2028 (f)	500,000	521,540
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042	500,000	511,470
Onondaga Civic Development Corp., Revenue Series A 5.13%, 7/1/2031	2,000,000	2,099,920
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	580,000	477,990
Series 1 5.13%, 6/1/2042	1,170,000	944,740

		14,312,359

NORTH CAROLINA — 0.4%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	500,785
North Carolina Medical Care Commission Revenue 4.00%, 11/1/2046	645,000	637,595

		1,138,380

OHIO — 5.4%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	964,539
Series A-2 5.38%, 6/1/2024	1,000,000	851,770
Series A-2 5.88%, 6/1/2030	4,000,000	3,235,880
Series A-2 5.88%, 6/1/2047	1,500,000	1,171,515
Series A-2 6.00%, 6/1/2042	1,110,000	881,096
Series A-3 6.25%, 6/1/2037 (g)	1,000,000	835,390
Series A-2 6.50%, 6/1/2047	1,000,000	844,830
Muskingum, OH, Hospital Revenue 5.00%, 2/15/2033	1,000,000	1,015,670
Ohio, State Air Quality Development Authority Revenue:
3.10%, 3/1/2023	1,000,000	1,013,290
3.63%, 10/1/2033	250,000	256,465
3.63%, 12/1/2033	335,000	343,017
Series E 5.63%, 10/1/2019	790,000	890,749
6.75%, 6/1/2024	1,000,000	1,014,000
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	1,550,000	1,556,789
Ohio, State Water Development Authority Revenue 3.63%, 10/1/2033	250,000	256,465
Toledo-Lucas County, OH, Port Authority Revenue Series A 5.00%, 7/1/2039	750,000	778,087

		15,909,552

OKLAHOMA — 0.9%
Comanche County Hospital Authority Revenue Series A 5.00%, 7/1/2032	440,000	474,223
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	1,046,930
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,135,874

		2,657,027

OREGON — 1.1%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A 5.50%, 10/1/2049	2,000,000	2,065,340
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	1,050,270

		3,115,610

PENNSYLVANIA — 3.7%
Delaware County, Authority Revenue Series A 5.00%, 12/15/2031	620,000	621,110
Delaware Valley Regional Finance Authority Revenue Series A 5.50%, 8/1/2028 (a)	2,000,000	2,379,800
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	571,909

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	$420,000	$433,784
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	670,000	694,998
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,026,378
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	515,860
Pennsylvania, State Higher Educational Facilities Authority Revenue Series A 6.50%, 9/1/2038	1,165,000	1,231,055
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	153,598
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,138,460
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (a)	745,000	702,215
State Public School Building Authority Revenue 5.00%, 10/1/2019	410,000	471,857
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	987,690

		10,928,714

PUERTO RICO — 5.3%
Children’s Trust Fund Revenue 5.50%, 5/15/2039	165,000	154,887
Puerto Rico Highways & Transportation Authority Revenue:
Series N 5.25%, 7/1/2033 (a)	2,000,000	1,990,380
Series L 5.25%, 7/1/2041	125,000	121,149
Puerto Rico Infrastructure Financing Authority Revenue Series C 5.50%, 7/1/2027 (a)	3,000,000	2,906,250
Puerto Rico Public Buildings Authority Revenue:
5.50%, 7/1/2035 (a)	3,000,000	3,027,810
6.00%, 7/1/2027 (a)	3,000,000	3,048,210
Puerto Rico, Electric Power Authority Revenue:
Series RR 5.00%, 7/1/2022 (a)	135,000	135,078
Series VV 5.25%, 7/1/2025 (a)	175,000	174,276
Series LL 5.50%, 7/1/2018 (a)	400,000	413,640
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 3/1/2021	240,000	230,688
5.00%, 10/1/2042	1,040,000	811,304
5.38%, 4/1/2042	1,000,000	819,500
5.50%, 12/1/2031	205,000	179,650
Series A 6.00%, 7/1/2033	1,200,000	1,270,056
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043	580,000	534,806

		15,817,684

RHODE ISLAND — 0.3%
Rhode Island, Health & Educational Building Corp., Revenue Series E 5.00%, 5/15/2020 (a)	900,000	974,934

SOUTH CAROLINA — 0.7%
North Charleston Housing Authority Revenue Series A 5.10%, 8/20/2041	880,000	888,404
Piedmont Municipal Power Agency Revenue:
Subseries A-2 Zero Coupon, 1/1/2029 (a)(e)	1,275,000	724,021
6.25%, 1/1/2021 (a)	250,000	311,775
South Carolina Jobs-Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	290,828

		2,215,028

TENNESSEE — 1.0%
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	404,924
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,044,500
Tennessee, State Energy Acquisition Corp., Gas Revenue:
Series A 5.25%, 9/1/2019	725,000	823,926
Series A 5.25%, 9/1/2026	640,000	747,008

		3,020,358

TEXAS — 7.2%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	887,583
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,114,920
Clifton Higher Education Finance Corp. Revenue Series A 3.95%, 12/1/2032	115,000	111,225
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	250,000	268,310
Series A 6.00%, 8/15/2028	230,000	251,130
Decatur Hospital, TX, Authority Revenue Series A 5.25%, 9/1/2029	335,000	357,676
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	516,790
Fort Bend County Industrial Development Corp. Revenue Series B 4.75%, 11/1/2042	200,000	204,740
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	777,240

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	$500,000	$576,390
Houston, TX, Airport System Revenue:
Series A 5.00%, 7/1/2028	1,000,000	1,129,270
Series A 6.50%, 7/15/2030	300,000	337,797
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	500,000	536,015
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,750,000	1,757,000
New Hope, Cultural Education Facilities Corp., Revenue Series A 5.00%, 4/1/2046	1,000,000	1,056,530
North Texas Tollway Authority Revenue Zero Coupon, 1/1/2038 (a)(e)	895,000	321,636
Port Freeport, TX, Revenue Series A-3 5.13%, 5/15/2033	1,500,000	1,589,520
Red River Authority Revenue Series B 6.70%, 11/1/2030	1,000,000	1,001,800
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,102,110
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue 5.63%, 11/15/2041 (c)	500,000	505,055
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 12/31/2038	1,000,000	1,232,030
7.00%, 6/30/2040	100,000	120,243
Texas State Turnpike Authority Revenue Series A Zero Coupon, 8/15/2030 (a)(e)	315,000	159,327
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (g)	1,000,000	87,500
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	1,082,420
Texas, State Transportation Commission, Turnpike System Revenue:
Series A 4.00%, 8/15/2038	1,000,000	1,003,990
Series A 5.00%, 8/15/2041	1,900,000	2,045,806
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,148,660

		21,282,713

UTAH — 1.0%
Salt Lake County Ut Resh Series A-1 5.00%, 12/1/2033	1,000,000	1,066,440
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021 (b)	900,000	912,519
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	1,030,290

		3,009,249

VIRGIN ISLANDS — 0.7%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2025	645,000	709,429
Virgin Islands, Water & Power Authority Revenue:
Series A 4.00%, 7/1/2021	155,000	157,475
Series A 5.00%, 7/1/2031	1,170,000	1,165,964

		2,032,868

VIRGINIA — 1.0%
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	998,255
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	523,800
5.50%, 1/1/2042	1,250,000	1,348,688

		2,870,743

WASHINGTON — 0.5%
Everett Public Facilities District Revenue Series A 5.00%, 12/1/2023	420,000	446,334
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	710,605
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	411,595

		1,568,534

WISCONSIN — 1.5%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	1,036,990
Public Finance Authority, WI, Public Facilities Revenue:
Series A 6.20%, 10/1/2042	325,000	339,141
Series A 7.00%, 5/1/2040	1,100,000	1,125,322
Wisconsin, Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	475,475
5.50%, 5/1/2034	350,000	360,227
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,198,820

		4,535,975

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $280,345,379)		288,735,829

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Tax Free Money Market Fund 0.00% (h)(i)(j) (Cost $3,502,934)	3,502,934	$3,502,934

TOTAL INVESTMENTS — 98.8% (k)
(Cost $283,848,313)		292,238,763
OTHER ASSETS & LIABILITIES — 1.2%		3,455,053

NET ASSETS — 100.0%		$295,693,816

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	5.04%
	National Public Finance Guarantee Corp.	3.36%
	Assured Guaranty Municipal Corp.	0.51%
	Assured Guaranty Corp.	0.44%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Non-income producing security
(f)	Security is currently in default and/or issuer is in bankruptcy
(g)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(h)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
ARIZONA — 0.7%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$345,000	$394,056
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	115,000	132,281

		526,337

CALIFORNIA — 36.9%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 7.05%, 12/1/2044	200,000	259,754
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	1,220,000	1,752,201
California, State General Obligation:
5.70%, 11/1/2021	220,000	258,971
6.65%, 3/1/2022	370,000	456,876
7.30%, 10/1/2039	4,380,000	6,121,707
7.35%, 11/1/2039	485,000	681,095
7.50%, 4/1/2034	215,000	306,736
7.55%, 4/1/2039	245,000	357,259
7.60%, 11/1/2040	1,500,000	2,218,035
7.63%, 3/1/2040	285,000	415,570
7.70%, 11/1/2030	45,000	55,777
7.95%, 3/1/2036	1,180,000	1,439,352
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	145,000	206,297
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	265,000	336,516
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	365,000	442,322
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	50,000	64,256
7.62%, 8/1/2040	265,000	365,756
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	345,000	475,268
6.75%, 8/1/2049	300,000	429,051
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	130,000	164,286
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	325,000	397,758
6.17%, 7/1/2040	25,000	27,579
6.57%, 7/1/2045	735,000	1,025,641
6.60%, 7/1/2050	205,000	288,013
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	25,000	30,972
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	645,000	783,598
5.76%, 7/1/2029	40,000	48,504
6.76%, 7/1/2034	1,160,000	1,553,054
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	230,000	312,692
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	165,000	205,128
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	235,000	305,072
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	465,000	612,679
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	670,000	897,525
6.92%, 4/1/2040	320,000	432,573
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	115,000	144,295
6.00%, 11/1/2040	315,000	397,143
6.95%, 11/1/2050	195,000	275,395
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	265,000	320,197
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	130,000	153,800
University of California, Revenue:
5.77%, 5/15/2043	440,000	544,878
5.95%, 5/15/2045	275,000	341,795
6.27%, 5/15/2031	180,000	199,625
6.55%, 5/15/2048	360,000	469,847
6.58%, 5/15/2049	255,000	333,481

		26,908,329

COLORADO — 0.9%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	145,000	187,869
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	190,000	243,369
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	175,000	205,762
Denver, CO, General Obligation 5.65%, 8/1/2030	10,000	11,227

		648,227

CONNECTICUT — 0.7%
Connecticut, State General Obligation:
5.09%, 10/1/2030	150,000	169,154
5.63%, 12/1/2029	215,000	255,706
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	80,000	91,194

		516,054

DISTRICT OF COLUMBIA — 0.9%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	115,216
5.59%, 12/1/2034	165,000	200,812

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	$110,000	$133,352
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	175,000	235,191

		684,571

GEORGIA — 3.3%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	700,000	877,898
6.66%, 4/1/2057	845,000	1,039,206
7.06%, 4/1/2057	210,000	235,292
Georgia, State General Obligation 4.50%, 11/1/2025	225,000	248,945

		2,401,341

ILLINOIS — 5.2%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	250,000	238,965
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	355,000	425,510
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	325,000	412,815
6.85%, 1/1/2038	25,000	27,820
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	320,000	367,309
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	205,000	251,422
Chicago, IL, Water Revenue 6.74%, 11/1/2040	215,000	273,343
Cook County, IL, General Obligation 6.23%, 11/15/2034	210,000	236,966
Illinois, State General Obligation:
6.73%, 4/1/2035	420,000	458,392
7.35%, 7/1/2035	495,000	568,156
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	280,000	343,980
6.18%, 1/1/2034	175,000	220,474

		3,825,152

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	135,000	171,801

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	280,000	309,490

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	200,000	259,832

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	210,000	231,914

MARYLAND — 0.4%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	215,000	269,421

MASSACHUSETTS — 2.8%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	633,592
Series D 4.50%, 8/1/2031	15,000	16,468
4.91%, 5/1/2029	595,000	668,262
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	195,000	230,196
5.72%, 8/15/2039	290,000	353,246
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	135,000	154,233

		2,055,997

MICHIGAN — 0.0% (a)
Michigan, State General Obligation Series B 7.63%, 9/15/2027	20,000	24,098

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	205,000	238,056

MISSOURI — 0.9%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	225,000	264,161
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	130,729
5.96%, 11/1/2039	190,000	241,188

		636,078

NEVADA — 0.9%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	80,000	110,022
6.88%, 7/1/2042	345,000	388,463
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	115,000	125,323

		623,808

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	735,000	845,875
6.10%, 12/15/2028	285,000	317,168
6.56%, 12/15/2040	40,000	51,156
6.88%, 12/15/2039	215,000	239,454
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	2,285,000	3,169,089
Rutgers University, Revenue 5.67%, 5/1/2040	170,000	206,565

		4,829,307

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

NEW YORK — 14.6%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	$480,000	$569,213
5.72%, 6/15/2042	215,000	266,075
5.75%, 6/15/2041	885,000	1,099,259
5.79%, 6/15/2041	5,000	5,500
5.88%, 6/15/2044	30,000	37,935
5.95%, 6/15/2042	155,000	197,566
6.01%, 6/15/2042	160,000	204,694
6.28%, 6/15/2042	5,000	5,725
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	160,000	192,432
5.57%, 11/1/2038	425,000	511,373
5.77%, 8/1/2036	260,000	319,553
6.83%, 7/15/2040	115,000	147,684
New York, NY, General Obligation:
5.21%, 10/1/2031	115,000	130,985
5.52%, 10/1/2037	215,000	251,064
5.85%, 6/1/2040	140,000	171,860
Series G-1 5.97%, 3/1/2036	560,000	684,650
5.99%, 12/1/2036	420,000	509,321
6.25%, 6/1/2035	5,000	5,737
6.27%, 12/1/2037	245,000	310,979
6.65%, 12/1/2031	5,000	5,957
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	201,331
6.09%, 11/15/2040	235,000	300,257
6.55%, 11/15/2031	5,000	6,411
6.65%, 11/15/2039	130,000	172,682
6.67%, 11/15/2039	690,000	923,172
6.69%, 11/15/2040	55,000	74,633
6.81%, 11/15/2040	175,000	239,477
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	735,000	1,097,362
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	87,794
5.39%, 3/15/2040	445,000	540,395
5.43%, 3/15/2039	175,000	206,757
5.50%, 3/15/2030	35,000	40,774
5.60%, 3/15/2040	415,000	511,517
5.63%, 3/15/2039	155,000	187,031
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	215,000	259,348
Series C 5.84%, 3/15/2040	150,000	184,563

		10,661,066

NORTH CAROLINA — 0.1%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	30,000	33,807

OHIO — 4.5%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	440,000	495,783
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	340,000	408,962
6.05%, 2/15/2043	210,000	255,467
Series E 6.27%, 2/15/2050	45,000	55,220
7.50%, 2/15/2050	320,000	450,941
7.83%, 2/15/2041	160,000	229,202
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	395,000	495,500
8.08%, 2/15/2050	375,000	583,373
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	55,000	61,483
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	210,000	234,106

		3,270,037

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	125,000	155,826

PENNSYLVANIA — 1.9%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	170,000	205,267
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	270,000	297,305
5.35%, 5/1/2030	15,000	16,322
5.45%, 2/15/2030	205,000	236,666
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	300,000	347,802
5.56%, 12/1/2049	140,000	164,401
6.11%, 12/1/2039	85,000	104,571

		1,372,334

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	265,000	348,793

TENNESSEE — 0.7%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	260,000	333,632
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	158,563

		492,195

TEXAS — 10.8%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	225,000	276,192

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	$160,000	$182,026
5.02%, 12/1/2048	610,000	705,270
6.00%, 12/1/2044	285,000	371,272
6.25%, 12/1/2034	5,000	5,536
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	265,000	335,601
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	300,000	354,771
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	615,000	847,796
8.91%, 2/1/2030	100,000	119,737
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	187,986
5.81%, 2/1/2041	410,000	518,014
5.99%, 2/1/2039	165,000	213,159
Texas, State General Obligation:
4.63%, 4/1/2033	710,000	791,778
4.68%, 4/1/2040	450,000	502,258
5.52%, 4/1/2039	200,000	249,388
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	20,000	23,009
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,015,000	1,190,646
University of Texas, Revenue:
4.79%, 8/15/2046	405,000	461,101
5.13%, 8/15/2042	285,000	334,353
5.26%, 7/1/2039	160,000	196,438
Series B 6.28%, 8/15/2041	5,000	5,714

		7,872,045

UTAH — 1.2%
Utah, State General Obligation:
3.54%, 7/1/2025	225,000	234,585
4.55%, 7/1/2024	340,000	377,468
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	220,000	274,437

		886,490

VIRGINIA — 0.6%
University of Virginia, Revenue 6.20%, 9/1/2039	225,000	306,970
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	140,000	162,867

		469,837

WASHINGTON — 1.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	220,000	264,733
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	115,000	139,817
Washington, State General Obligation:
5.09%, 8/1/2033	155,000	178,507
5.14%, 8/1/2040	380,000	440,595
Series D 5.48%, 8/1/2039	110,000	133,665

		1,157,317

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $70,947,481)		71,879,560

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)(e) (Cost $331,491)	331,491	331,491

TOTAL INVESTMENTS — 99.0% (f)
(Cost $71,278,972)		72,211,051
OTHER ASSETS & LIABILITIES — 1.0%		750,627

NET ASSETS — 100.0%		$72,961,678

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.49%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.5%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	10,084,250	$8,989,719
2.00%, 8/21/2035	AUD	2,067,200	1,948,514
2.50%, 9/20/2030	AUD	5,577,000	5,641,584
3.00%, 9/20/2025	AUD	8,002,400	8,321,670
4.00%, 8/20/2020	AUD	14,420,700	14,881,391

			39,782,878

BRAZIL — 4.2%
Federal Republic of Brazil:
6.00%, 8/15/2018	BRL	9,854,792	4,065,767
6.00%, 8/15/2022	BRL	25,868,829	10,657,621
6.00%, 8/15/2024	BRL	24,636,980	10,142,704
6.00%, 5/15/2035	BRL	21,724,889	8,681,157
6.00%, 8/15/2040	BRL	9,854,792	3,928,183

			37,475,432

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2044	CAD	5,817,751	6,220,836
2.00%, 12/1/2041	CAD	5,086,215	5,985,900
3.00%, 12/1/2036	CAD	6,713,025	8,962,794
4.00%, 12/1/2031	CAD	5,502,440	7,743,889
4.25%, 12/1/2021	CAD	3,782,825	4,385,884
4.25%, 12/1/2026	CAD	5,725,280	7,438,842

			40,738,145

CHILE — 4.7%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,416,802,002	4,284,430
3.00%, 7/1/2017	CLP	2,900,162,400	5,153,904
3.00%, 1/1/2018	CLP	2,416,802,000	4,308,312
3.00%, 3/1/2028	CLP	2,900,162,400	5,551,108
3.00%, 1/1/2030	CLP	7,250,406,000	13,861,078
3.00%, 2/1/2031	CLP	3,383,522,800	6,533,907
5.00%, 1/1/2016	CLP	1,208,401,000	2,138,022

			41,830,761

FRANCE — 15.5%
French Treasury Note 0.45%, 7/25/2016	EUR	17,823,820	23,086,380
Republic of France:
0.70%, 7/25/2030	EUR	6,993,000	9,402,633
1.00%, 7/25/2017	EUR	13,580,880	18,081,614
1.10%, 7/25/2022	EUR	2,701,700	3,833,736
1.30%, 7/25/2019	EUR	5,325,200	7,423,982
1.80%, 7/25/2040	EUR	6,845,700	11,394,813
2.25%, 7/25/2020	EUR	23,097,350	34,311,546
3.15%, 7/25/2032	EUR	7,882,880	14,851,930
3.40%, 7/25/2029	EUR	8,755,110	16,302,281

			138,688,915

GERMANY — 4.6%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	9,799,535	13,026,388
1.50%, 4/15/2016	EUR	9,552,180	12,402,851
1.75%, 4/15/2020	EUR	10,913,900	15,728,190

			41,157,429

ISRAEL — 4.8%
State of Israel:
0.10%, 10/31/2016	ILS	22,021,516	6,067,155
1.75%, 9/29/2023	ILS	10,199,400	3,070,972
2.75%, 8/30/2041	ILS	19,316,916	6,544,266
4.00%, 7/30/2021	ILS	45,785,215	15,679,045
4.00%, 7/31/2024	ILS	30,956,275	11,121,738

			42,483,176

ITALY — 4.6%
Republic of Italy:
2.10%, 9/15/2016	EUR	2,346,300	3,099,994
2.10%, 9/15/2017	EUR	5,789,200	7,795,878
2.35%, 9/15/2019	EUR	2,205,620	3,078,680
2.35%, 9/15/2024 (a)	EUR	4,505,265	6,323,690
2.35%, 9/15/2035	EUR	3,572,790	4,967,819
2.60%, 9/15/2023	EUR	5,686,900	8,145,551
3.10%, 9/15/2026	EUR	5,282,500	7,901,639

			41,313,251

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	1,060,875,000	10,391,633
0.10%, 3/10/2024	JPY	822,400,000	8,055,689
1.10%, 12/10/2016	JPY	823,999,999	8,262,911
1.40%, 6/10/2018	JPY	1,358,125,000	14,139,010

			40,849,243

MEXICO — 4.5%
United Mexican States:
2.00%, 6/9/2022	MXN	176,073,454	12,738,146
2.50%, 12/10/2020	MXN	51,786,310	3,930,095
4.50%, 11/22/2035	MXN	201,966,609	17,400,536
5.00%, 6/16/2016	MXN	77,679,465	6,273,122

			40,341,899

POLAND — 4.6%
Republic of Poland:
2.75%, 8/25/2023	PLN	51,066,843	16,945,560
3.00%, 8/24/2016	PLN	76,997,993	24,092,297

			41,037,857

SOUTH AFRICA — 4.5%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	90,650,800	8,211,867
2.50%, 1/31/2017	ZAR	108,222,056	9,966,338
2.50%, 3/31/2046	ZAR	35,243,835	3,585,532
2.50%, 12/31/2050	ZAR	44,151,627	4,398,740
3.45%, 12/7/2033	ZAR	126,634,689	14,206,266

			40,368,743

SOUTH KOREA — 4.5%
Republic of South Korea:
1.13%, 6/10/2023	KRW	16,237,120,000	14,795,541
2.75%, 3/10/2017	KRW	5,375,672,626	5,278,631
2.75%, 6/10/2020	KRW	20,127,926,000	20,502,631

			40,576,803

SWEDEN — 5.4%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	70,545,160	10,220,226
0.50%, 6/1/2017	SEK	25,885,741	3,714,258
1.00%, 6/1/2025	SEK	14,976,330	2,342,006
3.50%, 12/1/2015	SEK	48,978,040	7,114,117
3.50%, 12/1/2028	SEK	73,467,060	15,289,580

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.00%, 12/1/2020	SEK	51,196,120	$9,091,501

			47,771,688

TURKEY — 4.5%
Republic of Turkey:
2.00%, 10/26/2022	TRY	23,621,920	10,312,012
2.50%, 5/4/2016	TRY	8,580,631	3,778,367
2.80%, 11/8/2023	TRY	10,888,840	5,058,431
3.00%, 2/23/2022	TRY	24,184,100	11,264,777
4.00%, 4/1/2020	TRY	20,820,720	10,093,412

			40,506,999

UNITED KINGDOM — 19.2%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	1,056,060	1,808,900
0.25%, 3/22/2052	GBP	4,230,680	8,341,321
0.38%, 3/22/2062	GBP	3,256,710	7,151,309
0.50%, 3/22/2050	GBP	7,198,020	15,203,458
0.63%, 11/22/2042	GBP	3,614,850	7,516,698
0.75%, 11/22/2047	GBP	3,696,600	8,228,127
1.13%, 11/22/2037	GBP	5,063,400	11,064,715
1.25%, 11/22/2017	GBP	7,268,305	12,802,245
1.25%, 11/22/2027	GBP	5,540,598	10,970,455
1.25%, 11/22/2032	GBP	4,716,200	9,942,550
1.25%, 11/22/2055	GBP	5,727,600	15,715,370
1.88%, 11/22/2022	GBP	6,846,565	13,470,167
2.00%, 1/26/2035	GBP	4,422,234	10,486,326
2.50%, 7/26/2016	GBP	3,135,172	5,417,234
2.50%, 4/16/2020	GBP	3,523,501	6,769,638
4.13%, 7/22/2030	GBP	9,470,760	26,195,348

			171,083,861

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $863,873,742)			886,007,080

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c)(d) (Cost $947,418)		947,418	947,418

TOTAL INVESTMENTS — 99.4% (e)
(Cost $864,821,160)			886,954,498
OTHER ASSETS & LIABILITIES — 0.6%			5,181,214

NET ASSETS — 100.0%			$892,135,712

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2014, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Standard Chartered Bank	KRW	500,000,000	USD	473,598	10/31/2014	(6,295)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.2%
AUSTRALIA — 4.4%
Commonwealth of Australia:
4.25%, 7/21/2017	AUD	3,000,000	$2,733,621
4.75%, 10/21/2015	AUD	1,000,000	894,642
4.75%, 6/15/2016	AUD	4,800,000	4,350,650
6.00%, 2/15/2017	AUD	4,060,000	3,825,337

			11,804,250

AUSTRIA — 2.3%
Republic of Austria 3.20%, 2/20/2017 (a)	EUR	4,600,000	6,254,209

BELGIUM — 4.5%
Kingdom of Belgium:
2.75%, 3/28/2016 (a)	EUR	2,350,000	3,090,446
3.25%, 9/28/2016 (a)	EUR	1,950,000	2,622,715
3.50%, 6/28/2017 (a)	EUR	2,100,000	2,907,470
4.00%, 3/28/2017 (a)	EUR	2,475,000	3,438,573

			12,059,204

CANADA — 4.6%
Government of Canada:
1.00%, 11/1/2015	CAD	400,000	357,876
1.00%, 5/1/2016	CAD	800,000	714,842
1.00%, 8/1/2016	CAD	2,400,000	2,142,723
1.00%, 11/1/2016	CAD	1,000,000	892,220
1.25%, 2/1/2016	CAD	3,200,000	2,871,023
1.25%, 8/1/2017	CAD	1,000,000	894,036
1.50%, 2/1/2017	CAD	3,735,000	3,368,235
2.75%, 9/1/2016	CAD	1,050,000	968,559

			12,209,514

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	60,000,000	105,364
6.00%, 1/1/2017	CLP	150,000,000	266,413

			371,777

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	12,700,000	587,590
4.00%, 4/11/2017	CZK	20,000,000	1,007,938

			1,595,528

DENMARK — 1.9%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	16,000,000	2,860,537
4.00%, 11/15/2015	DKK	12,250,000	2,173,015

			5,033,552

FINLAND — 1.8%
Finland Government Bond:
1.75%, 4/15/2016 (a)	EUR	950,000	1,232,907
1.88%, 4/15/2017 (a)	EUR	1,560,000	2,064,933
3.88%, 9/15/2017 (a)	EUR	1,000,000	1,407,311

			4,705,151

FRANCE — 5.8%
French Treasury Note:
1.00%, 7/25/2017	EUR	500,000	649,342
1.75%, 2/25/2017	EUR	1,600,000	2,106,220
2.25%, 2/25/2016	EUR	700,000	912,422
2.50%, 7/25/2016	EUR	2,000,000	2,641,708
Republic of France:
0.25%, 11/25/2015	EUR	2,675,000	3,389,831
0.25%, 11/25/2016	EUR	2,300,000	2,921,420
3.00%, 10/25/2015	EUR	800,000	1,043,040
3.25%, 4/25/2016	EUR	100,000	132,772
3.75%, 4/25/2017	EUR	600,000	830,731
5.00%, 10/25/2016	EUR	500,000	697,111

			15,324,597

GERMANY — 4.6%
Bundesobligation 2.00%, 2/26/2016	EUR	1,100,000	1,429,595
Bundesschatzanweisungen:
Zero Coupon, 12/11/2015 (b)	EUR	—	—
Zero Coupon, 9/16/2016 (b)	EUR	1,300,000	1,644,573
0.25%, 3/11/2016	EUR	1,300,000	1,649,533
Federal Republic of Germany:
0.50%, 4/7/2017	EUR	1,500,000	1,920,929
0.75%, 2/24/2017	EUR	1,650,000	2,124,549
1.25%, 10/14/2016	EUR	1,000,000	1,296,928
3.50%, 1/4/2016	EUR	—	—
3.75%, 1/4/2017	EUR	1,500,000	2,057,910

			12,124,017

HONG KONG — 0.5%
Hong Kong Government Bond Programme 1.02%, 4/10/2017	HKD	10,000,000	1,292,576

IRELAND — 0.9%
Ireland Government Bond 4.60%, 4/18/2016	EUR	1,750,000	2,367,005

ISRAEL — 1.3%
Israel Government Bond — Fixed:
2.50%, 5/31/2016	ILS	10,400,000	2,926,528
4.25%, 8/31/2016	ILS	2,250,000	656,216

			3,582,744

ITALY — 6.1%
Italy Buoni Poliennali Del Tesoro:
1.15%, 5/15/2017	EUR	3,800,000	4,872,835
2.75%, 11/15/2016	EUR	1,000,000	1,323,014
Republic of Italy:
Zero Coupon, 12/31/2015 (b)	EUR	300,000	377,376
Zero Coupon, 4/29/2016 (b)	EUR	1,100,000	1,380,751
1.50%, 12/15/2016	EUR	1,000,000	1,290,865
2.75%, 12/1/2015	EUR	470,000	610,419
3.00%, 11/1/2015	EUR	1,500,000	1,949,985
3.75%, 4/15/2016	EUR	1,000,000	1,328,686
3.75%, 8/1/2016	EUR	500,000	670,154
4.00%, 2/1/2017	EUR	1,000,000	1,365,068
4.75%, 9/15/2016	EUR	700,000	958,200

			16,127,353

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 10/15/2015	JPY	300,000,000	$2,735,857
0.10%, 12/15/2015	JPY	300,000,000	2,735,930
0.10%, 11/15/2015	JPY	160,000,000	1,459,145
0.10%, 5/15/2016	JPY	255,000,000	2,325,608
0.10%, 6/15/2016	JPY	320,000,000	2,918,405
0.10%, 7/15/2016	JPY	500,000,000	4,559,994
0.10%, 2/15/2016	JPY	220,000,000	2,006,385
Government of Japan 5 Year Bond:
0.20%, 6/20/2017	JPY	730,000,000	6,674,135
0.20%, 9/20/2017	JPY	440,000,000	4,023,283
0.30%, 9/20/2016	JPY	500,000,000	4,577,797
0.30%, 3/20/2017	JPY	595,000,000	5,452,358
0.30%, 6/20/2016	JPY	500,000,000	4,575,637
0.40%, 6/20/2016	JPY	200,000,000	1,833,382
0.60%, 12/20/2015	JPY	350,000,000	3,211,318
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	650,000,000	5,953,857
1.70%, 9/20/2016	JPY	150,000,000	1,410,882
1.80%, 3/20/2016	JPY	485,000,000	4,533,078

			60,987,051

MALAYSIA — 1.6%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	8,100,000	2,462,548
3.39%, 3/15/2017	MYR	5,500,000	1,673,180

			4,135,728

MEXICO — 2.8%
Mexican Bonos:
5.00%, 6/15/2017	MXN	32,600,000	2,464,444
6.25%, 6/16/2016	MXN	23,250,000	1,805,640
7.25%, 12/15/2016	MXN	23,400,000	1,856,627
8.00%, 12/17/2015	MXN	15,800,000	1,241,463

			7,368,174

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	2,775,000	3,507,152
0.50%, 4/15/2017	EUR	2,015,000	2,577,827
2.50%, 1/15/2017 (a)	EUR	1,700,000	2,270,965
4.00%, 7/15/2016 (a)	EUR	700,000	947,783
4.50%, 7/15/2017 (a)	EUR	2,000,000	2,842,843

			12,146,570

NORWAY — 0.8%
Norway Government Bond 4.25%, 5/19/2017	NOK	13,000,000	2,164,828

POLAND — 2.9%
Poland Government Bond:
Zero Coupon, 1/25/2016 (b)	PLN	5,000,000	1,473,426
Zero Coupon, 7/25/2016 (b)	PLN	3,050,000	889,841
4.75%, 10/25/2016	PLN	4,000,000	1,276,264
4.75%, 4/25/2017	PLN	7,000,000	2,258,659
5.00%, 4/25/2016	PLN	4,775,000	1,510,396
6.25%, 10/24/2015	PLN	800,000	252,663

			7,661,249

SINGAPORE — 1.2%
Government of Singapore:
2.38%, 4/1/2017	SGD	765,000	625,082
3.75%, 9/1/2016	SGD	1,650,000	1,371,794
Singapore Government Bond 1.13%, 4/1/2016	SGD	1,480,000	1,171,015

			3,167,891

SLOVAKIA — 0.8%
Slovakia Government Bond 3.50%, 2/24/2016	EUR	1,700,000	2,246,354

SLOVENIA — 0.3%
Slovenia Government International Bond 4.70%, 11/1/2016 (a)	EUR	600,000	817,388

SOUTH AFRICA — 0.7%
South Africa Government Bond:
8.25%, 9/15/2017	ZAR	15,000,000	1,364,070
13.50%, 9/15/2016	ZAR	5,100,000	504,206

			1,868,276

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	6,350,000,000	6,054,100
2.75%, 6/10/2016	KRW	3,100,000,000	2,961,790
2.81%, 10/2/2015	KRW	1,400,000,000	1,334,827
3.00%, 12/10/2016	KRW	2,000,000,000	1,924,056

			12,274,773

SPAIN — 4.5%
Kingdom of Spain:
2.10%, 4/30/2017	EUR	3,200,000	4,211,510
3.25%, 4/30/2016	EUR	1,500,000	1,983,081
3.30%, 7/30/2016	EUR	2,590,000	3,449,477
3.80%, 1/31/2017	EUR	1,000,000	1,363,605
4.25%, 10/31/2016	EUR	750,000	1,023,791

			12,031,464

SWEDEN — 1.3%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	13,000,000	1,893,408
3.75%, 8/12/2017	SEK	10,000,000	1,522,529

			3,415,937

SWITZERLAND — 1.3%
Switzerland Government Bond:
2.00%, 10/12/2016	CHF	2,770,000	3,019,024
2.50%, 3/12/2016	CHF	400,000	433,993

			3,453,017

THAILAND — 1.3%
Thailand Government Bond:
3.13%, 12/11/2015	THB	55,500,000	1,730,102
3.25%, 6/16/2017	THB	55,000,000	1,728,827

			3,458,929

TURKEY — 1.6%
Turkey Government Bond:
8.20%, 7/13/2016	TRY	1,200,000	513,241
8.30%, 10/7/2015	TRY	1,000,000	433,839

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

9.00%, 3/8/2017	TRY	2,000,000	$868,116
10.70%, 2/24/2016	TRY	5,400,000	2,399,553

			4,214,749

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	1,740,000	2,798,517
1.75%, 1/22/2017	GBP	2,060,000	3,395,540
2.00%, 1/22/2016	GBP	1,500,000	2,473,527
4.00%, 9/7/2016	GBP	1,600,000	2,751,312
8.00%, 12/7/2015	GBP	435,000	767,378

			12,186,274

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $272,032,292)			258,450,129

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)(e) (Cost $3,372,476)		3,372,476	3,372,476

TOTAL INVESTMENTS — 98.5% (f)
(Cost $275,404,768)			261,822,605
OTHER ASSETS & LIABILITIES — 1.5%			4,007,004

NET ASSETS — 100.0%			$265,829,609

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 12.6% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2014, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A.	RUB	3,148,336	USD	3,039,235	10/31/2014	(109,101)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
AUSTRALIA — 3.5%
Commonwealth of Australia:
2.75%, 10/21/2019	AUD	2,250,000	$1,945,216
2.75%, 4/21/2024	AUD	5,000,000	4,114,178
3.25%, 10/21/2018	AUD	7,450,000	6,612,149
3.25%, 4/21/2025	AUD	5,000,000	4,255,674
3.25%, 4/21/2029	AUD	2,000,000	1,635,731
4.25%, 7/21/2017	AUD	5,400,000	4,920,518
4.25%, 4/21/2026	AUD	6,300,000	5,843,252
4.50%, 4/15/2020	AUD	6,250,000	5,869,397
4.50%, 4/21/2033	AUD	2,500,000	2,332,008
4.75%, 10/21/2015	AUD	3,000,000	2,683,927
4.75%, 6/15/2016	AUD	4,750,000	4,305,331
4.75%, 4/21/2027	AUD	2,700,000	2,614,657
5.25%, 3/15/2019	AUD	5,830,000	5,599,145
5.50%, 1/21/2018	AUD	7,100,000	6,743,494
5.50%, 4/21/2023	AUD	7,000,000	7,074,901
5.75%, 5/15/2021	AUD	2,000,000	2,015,397
5.75%, 7/15/2022	AUD	3,500,000	3,568,720
5.75%, 7/15/2022	AUD	2,350,000	2,396,141
6.00%, 2/15/2017	AUD	4,300,000	4,051,465

			78,581,301

AUSTRIA — 3.4%
Republic of Austria:
1.15%, 10/19/2018 (a)	EUR	4,300,000	5,656,750
1.65%, 10/21/2024 (a)	EUR	1,100,000	1,455,121
1.75%, 10/20/2023 (a)	EUR	3,500,000	4,713,981
1.95%, 6/18/2019 (a)	EUR	4,000,000	5,458,756
2.40%, 5/23/2034 (a)	EUR	2,500,000	3,480,014
3.15%, 6/20/2044 (a)	EUR	2,000,000	3,190,828
3.20%, 2/20/2017 (a)	EUR	2,400,000	3,263,065
3.40%, 11/22/2022 (a)	EUR	2,950,000	4,475,303
3.50%, 9/15/2021 (a)	EUR	2,500,000	3,776,486
3.65%, 4/20/2022 (a)	EUR	2,000,000	3,068,050
3.65%, 4/20/2022 (a)	EUR	375,000	575,259
3.80%, 1/26/2062 (a)	EUR	1,000,000	1,944,015
3.90%, 7/15/2020 (a)	EUR	4,600,000	6,966,631
4.15%, 3/15/2037 (a)	EUR	2,100,000	3,756,002
4.30%, 9/15/2017 (a)	EUR	3,000,000	4,268,759
4.35%, 3/15/2019 (a)	EUR	2,000,000	2,992,429
4.65%, 1/15/2018 (a)	EUR	5,000,000	7,271,267
4.85%, 3/15/2026 (a)	EUR	2,000,000	3,484,650
6.25%, 7/15/2027	EUR	2,915,000	5,782,799

			75,580,165

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	4,900,000	6,453,615
2.25%, 6/22/2023	EUR	3,500,000	4,868,022
2.60%, 6/22/2024 (a)	EUR	3,700,000	5,260,942
2.75%, 3/28/2016 (a)	EUR	1,600,000	2,104,134
3.00%, 9/28/2019	EUR	2,100,000	3,007,428
3.00%, 6/22/2034 (a)	EUR	2,000,000	2,892,506
3.25%, 9/28/2016 (a)	EUR	2,925,000	3,934,073
3.50%, 6/28/2017 (a)	EUR	5,900,000	8,168,605
3.75%, 9/28/2020 (a)	EUR	2,000,000	3,016,641
3.75%, 6/22/2045	EUR	1,500,000	2,445,165
4.00%, 3/28/2017 (a)	EUR	500,000	694,661
4.00%, 3/28/2018 (a)	EUR	2,000,000	2,871,928
4.00%, 3/28/2019	EUR	3,380,000	4,994,333
4.00%, 3/28/2022	EUR	5,500,000	8,576,456
4.00%, 3/28/2032	EUR	2,865,000	4,703,737
4.25%, 9/28/2021 (a)	EUR	3,750,000	5,892,786
4.25%, 9/28/2022	EUR	3,000,000	4,772,735
4.25%, 3/28/2041 (a)	EUR	2,900,000	5,113,555
4.50%, 3/28/2026 (a)	EUR	1,400,000	2,330,316
5.00%, 3/28/2035 (a)	EUR	3,100,000	5,763,914
5.50%, 9/28/2017 (a)	EUR	4,200,000	6,176,784
5.50%, 3/28/2028	EUR	3,245,000	5,994,696

			100,037,032

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,500,000	1,380,166
Government of Canada:
1.00%, 11/1/2015	CAD	7,150,000	6,397,028
1.00%, 5/1/2016	CAD	7,000,000	6,254,870
1.00%, 8/1/2016	CAD	1,800,000	1,607,042
1.25%, 8/1/2017	CAD	3,000,000	2,682,108
1.25%, 3/1/2018	CAD	2,500,000	2,229,386
1.25%, 9/1/2018	CAD	3,200,000	2,839,440
1.50%, 2/1/2017	CAD	725,000	653,807
1.50%, 3/1/2017	CAD	3,900,000	3,517,835
1.50%, 9/1/2017	CAD	3,500,000	3,151,018
1.50%, 6/1/2023	CAD	4,200,000	3,594,212
1.75%, 3/1/2019	CAD	4,725,000	4,264,655
1.75%, 9/1/2019	CAD	4,000,000	3,599,302
2.00%, 6/1/2016	CAD	2,000,000	1,816,062
2.25%, 6/1/2025	CAD	3,000,000	2,683,799
2.50%, 6/1/2024	CAD	4,200,000	3,873,223
2.75%, 9/1/2016	CAD	2,800,000	2,582,825
2.75%, 6/1/2022	CAD	3,600,000	3,406,591
3.25%, 6/1/2021	CAD	3,000,000	2,931,976
3.50%, 6/1/2020	CAD	3,000,000	2,948,137
3.50%, 12/1/2045	CAD	4,000,000	4,208,492
3.75%, 6/1/2019	CAD	3,575,000	3,513,324
4.00%, 6/1/2016	CAD	7,530,000	7,059,287
4.00%, 6/1/2017	CAD	1,800,000	1,729,807
4.00%, 6/1/2041	CAD	4,200,000	4,710,667
4.25%, 6/1/2018	CAD	1,750,000	1,724,648
5.00%, 6/1/2037	CAD	4,500,000	5,651,506
5.75%, 6/1/2029	CAD	3,490,000	4,403,012
5.75%, 6/1/2033	CAD	3,500,000	4,618,572
8.00%, 6/1/2027	CAD	1,000,000	1,452,078

			101,484,875

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 2/1/2016	CLP	500,000,000	866,638
Chile Government International Bond 5.50%, 8/5/2020	CLP	500,000,000	883,205

			1,749,843

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	39,000,000	1,804,409
0.85%, 3/17/2018	CZK	62,950,000	2,953,697
1.50%, 10/29/2019	CZK	53,750,000	2,591,631

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

2.40%, 9/17/2025	CZK	15,500,000	$782,661
2.50%, 8/25/2028	CZK	30,000,000	1,497,193
4.85%, 11/26/2057	CZK	5,000,000	322,497
5.00%, 4/11/2019	CZK	50,000,000	2,771,329
5.70%, 5/25/2024	CZK	20,000,000	1,295,262

			14,018,679

DENMARK — 1.7%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	15,500,000	2,764,701
1.75%, 11/15/2025	DKK	7,000,000	1,253,312
2.50%, 11/15/2016	DKK	18,000,000	3,218,104
3.00%, 11/15/2021	DKK	20,000,000	3,971,137
4.00%, 11/15/2015	DKK	20,000,000	3,547,780
4.00%, 11/15/2017	DKK	20,000,000	3,815,399
4.00%, 11/15/2019	DKK	32,000,000	6,467,229
4.50%, 11/15/2039	DKK	39,000,000	10,104,168
7.00%, 11/10/2024	DKK	10,000,000	2,700,609

			37,842,439

FINLAND — 1.4%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	5,200,000	6,830,867
1.75%, 4/15/2016 (a)	EUR	100,000	129,780
1.88%, 4/15/2017 (a)	EUR	3,600,000	4,765,230
2.00%, 4/15/2024 (a)	EUR	5,200,000	7,126,126
2.63%, 7/4/2042 (a)	EUR	1,000,000	1,466,022
2.75%, 7/4/2028 (a)	EUR	2,000,000	2,928,213
3.38%, 4/15/2020 (a)	EUR	5,000,000	7,353,946

			30,600,184

FRANCE — 6.4%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,597,368
1.75%, 2/25/2017	EUR	3,000,000	3,949,162
2.25%, 2/25/2016	EUR	4,000,000	5,213,837
2.50%, 7/25/2016	EUR	1,450,000	1,915,238
Republic of France:
0.25%, 11/25/2015	EUR	5,500,000	6,969,746
0.25%, 11/25/2016	EUR	12,100,000	15,369,210
0.50%, 11/25/2019	EUR	1,000,000	1,273,672
1.00%, 5/25/2018	EUR	3,000,000	3,912,538
1.00%, 5/25/2019	EUR	4,200,000	5,488,939
1.75%, 5/25/2023	EUR	3,000,000	4,026,723
1.75%, 11/25/2024	EUR	2,000,000	2,637,297
2.25%, 10/25/2022	EUR	4,000,000	5,583,767
2.25%, 5/25/2024	EUR	6,000,000	8,316,454
2.50%, 10/25/2020	EUR	4,240,000	5,998,311
2.75%, 10/25/2027	EUR	5,200,000	7,400,391
3.00%, 10/25/2015	EUR	1,000,000	1,303,800
3.00%, 4/25/2022	EUR	3,000,000	4,403,689
3.25%, 10/25/2021	EUR	4,500,000	6,686,528
3.25%, 5/25/2045	EUR	1,500,000	2,262,177
3.50%, 4/25/2020	EUR	4,750,000	7,022,480
3.75%, 4/25/2017	EUR	600,000	830,731
3.75%, 10/25/2019	EUR	4,030,000	5,973,323
3.75%, 4/25/2021	EUR	3,000,000	4,558,311
4.00%, 10/25/2038	EUR	2,000,000	3,367,541
4.00%, 4/25/2060	EUR	2,000,000	3,590,358
4.25%, 10/25/2018	EUR	2,500,000	3,683,397
4.50%, 4/25/2041	EUR	2,100,000	3,839,279
4.75%, 4/25/2035	EUR	4,000,000	7,307,032
5.00%, 10/25/2016	EUR	270,000	376,440
5.50%, 4/25/2029	EUR	3,250,000	6,072,668
6.00%, 10/25/2025	EUR	100,000	185,883

			142,116,290

GERMANY — 5.3%
Bundesschatzanweisungen 0.25%, 3/11/2016	EUR	6,425,000	8,152,499
Federal Republic of Germany:
0.25%, 4/13/2018	EUR	1,000,000	1,274,708
0.50%, 4/7/2017	EUR	3,000,000	3,841,859
0.50%, 10/13/2017	EUR	1,700,000	2,183,346
0.50%, 2/23/2018	EUR	4,000,000	5,143,448
0.50%, 4/12/2019	EUR	1,000,000	1,286,115
0.75%, 2/24/2017	EUR	3,000,000	3,862,816
1.00%, 10/12/2018	EUR	2,000,000	2,625,033
1.00%, 2/22/2019	EUR	2,950,000	3,877,887
1.25%, 10/14/2016	EUR	750,000	972,696
1.50%, 9/4/2022	EUR	1,300,000	1,754,356
1.50%, 2/15/2023	EUR	2,500,000	3,364,445
1.50%, 5/15/2023	EUR	2,000,000	2,688,929
1.50%, 5/15/2024	EUR	2,000,000	2,665,609
1.75%, 7/4/2022	EUR	2,200,000	3,027,022
1.75%, 2/15/2024	EUR	1,700,000	2,318,962
2.00%, 8/15/2023	EUR	2,000,000	2,790,974
2.25%, 9/4/2021	EUR	2,000,000	2,841,175
2.50%, 1/4/2021	EUR	2,000,000	2,869,548
2.50%, 7/4/2044	EUR	1,500,000	2,176,662
2.50%, 8/15/2046	EUR	1,500,000	2,177,211
2.75%, 4/8/2016	EUR	600,000	790,079
3.00%, 7/4/2020	EUR	4,150,000	6,069,752
3.25%, 7/4/2021	EUR	2,650,000	3,986,236
3.25%, 7/4/2042	EUR	1,200,000	1,986,738
3.50%, 1/4/2016	EUR	2,400,000	3,167,109
3.50%, 7/4/2019	EUR	4,100,000	6,015,060
3.75%, 1/4/2017	EUR	1,200,000	1,646,328
4.00%, 7/4/2016	EUR	4,150,000	5,614,913
4.00%, 1/4/2037	EUR	2,550,000	4,545,494
4.25%, 7/4/2017	EUR	2,090,000	2,953,583
4.25%, 7/4/2018	EUR	200,000	293,087
4.25%, 7/4/2039	EUR	950,000	1,784,158
4.75%, 7/4/2034	EUR	2,500,000	4,778,148
4.75%, 7/4/2040	EUR	525,000	1,063,730
5.50%, 1/4/2031	EUR	2,350,000	4,657,198
5.63%, 1/4/2028	EUR	3,115,000	5,979,071

			117,225,984

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.97%, 12/8/2016	HKD	10,000,000	1,296,960
1.02%, 4/10/2017	HKD	650,000	84,017
1.10%, 1/17/2023	HKD	2,500,000	297,031
1.47%, 2/20/2019	HKD	9,700,000	1,247,344

			2,925,352

IRELAND — 1.7%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	5,350,000	7,779,093
3.90%, 3/20/2023	EUR	4,000,000	6,023,519
4.40%, 6/18/2019	EUR	5,000,000	7,476,254

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.50%, 10/18/2018	EUR	2,000,000	$2,948,173
5.50%, 10/18/2017	EUR	5,150,000	7,559,784
5.90%, 10/18/2019	EUR	4,300,000	6,884,582

			38,671,405

ISRAEL — 0.8%
Israel Government Bond — Fixed:
2.25%, 5/31/2019	ILS	4,000,000	1,139,212
3.75%, 3/31/2024	ILS	7,600,000	2,302,166
4.00%, 1/31/2018	ILS	12,500,000	3,753,799
4.25%, 8/31/2016	ILS	14,000,000	4,083,123
4.25%, 3/31/2023	ILS	5,000,000	1,573,721
5.00%, 1/31/2020	ILS	10,000,000	3,222,180
5.50%, 1/31/2042	ILS	3,000,000	1,069,548

			17,143,749

ITALY — 6.5%
Republic of Italy:
Zero Coupon, 12/31/2015 (b)	EUR	500,000	628,960
Zero Coupon, 4/29/2016 (b)	EUR	2,500,000	3,138,071
1.50%, 12/15/2016	EUR	1,400,000	1,807,210
1.50%, 8/1/2019	EUR	3,000,000	3,870,092
2.50%, 5/1/2019	EUR	2,300,000	3,099,851
2.75%, 12/1/2015	EUR	2,300,000	2,987,156
3.50%, 11/1/2017	EUR	4,000,000	5,492,055
3.50%, 6/1/2018	EUR	4,000,000	5,542,635
3.50%, 12/1/2018	EUR	2,000,000	2,797,745
3.50%, 3/1/2030 (a)	EUR	1,000,000	1,343,593
3.75%, 5/1/2021	EUR	1,000,000	1,432,690
3.75%, 8/1/2021	EUR	2,600,000	3,729,953
3.75%, 9/1/2024	EUR	3,200,000	4,537,755
4.00%, 2/1/2017	EUR	4,000,000	5,460,271
4.00%, 2/1/2037	EUR	2,765,000	3,835,608
4.25%, 2/1/2019	EUR	1,750,000	2,524,384
4.25%, 9/1/2019	EUR	2,350,000	3,425,243
4.25%, 3/1/2020	EUR	1,500,000	2,200,651
4.50%, 2/1/2018	EUR	5,000,000	7,097,949
4.50%, 8/1/2018	EUR	1,475,000	2,120,693
4.50%, 3/1/2019	EUR	2,250,000	3,284,690
4.50%, 2/1/2020	EUR	1,750,000	2,591,562
4.50%, 3/1/2024	EUR	3,000,000	4,510,977
4.75%, 5/1/2017	EUR	2,750,000	3,845,579
4.75%, 6/1/2017	EUR	4,500,000	6,310,331
4.75%, 9/1/2021	EUR	2,400,000	3,639,009
4.75%, 8/1/2023 (a)	EUR	1,475,000	2,255,655
4.75%, 9/1/2028 (a)	EUR	2,000,000	3,056,635
4.75%, 9/1/2044 (a)	EUR	1,050,000	1,593,353
5.00%, 3/1/2022	EUR	5,000,000	7,695,466
5.00%, 3/1/2025 (a)	EUR	4,000,000	6,229,338
5.00%, 8/1/2039	EUR	4,250,000	6,699,676
5.00%, 9/1/2040	EUR	500,000	783,695
5.25%, 11/1/2029	EUR	1,750,000	2,818,405
5.50%, 9/1/2022	EUR	3,150,000	5,005,085
5.50%, 11/1/2022	EUR	2,000,000	3,179,246
5.75%, 2/1/2033	EUR	4,000,000	6,884,662
6.00%, 5/1/2031	EUR	1,450,000	2,538,863
6.50%, 11/1/2027	EUR	2,885,000	5,130,693

			145,125,485

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 10/15/2015	JPY	200,000,000	1,823,904
0.10%, 11/15/2015	JPY	500,000,000	4,559,830
0.10%, 12/15/2015	JPY	500,000,000	4,559,884
0.10%, 3/15/2016	JPY	1,100,000,000	10,031,976
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	4,557,313
0.10%, 3/20/2018	JPY	540,000,000	4,920,451
0.20%, 6/20/2017	JPY	900,000,000	8,228,385
0.20%, 9/20/2017	JPY	700,000,000	6,400,678
0.20%, 12/20/2017	JPY	950,000,000	8,686,695
0.20%, 9/20/2018	JPY	800,000,000	7,313,092
0.20%, 12/20/2018	JPY	1,300,000,000	11,880,207
0.20%, 3/20/2019	JPY	1,630,000,000	14,890,424
0.20%, 6/20/2019	JPY	1,100,000,000	10,044,350
0.30%, 6/20/2016	JPY	415,000,000	3,797,779
0.30%, 3/20/2017	JPY	400,000,000	3,665,451
0.30%, 3/20/2018	JPY	600,000,000	5,504,964
0.30%, 6/20/2018	JPY	300,000,000	2,752,922
0.40%, 6/20/2016	JPY	400,000,000	3,666,763
0.40%, 3/20/2018	JPY	550,000,000	5,063,545
0.40%, 6/20/2018	JPY	200,000,000	1,842,040
0.50%, 3/20/2016	JPY	600,000,000	5,503,974
0.60%, 12/20/2015	JPY	459,750,000	4,218,296
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	1,135,000,000	10,396,350
0.50%, 9/20/2024	JPY	350,000,000	3,183,317
0.60%, 3/20/2023	JPY	1,520,000,000	14,085,264
0.60%, 12/20/2023	JPY	1,000,000,000	9,229,400
0.60%, 3/20/2024	JPY	1,550,000,000	14,283,442
0.60%, 6/20/2024	JPY	1,110,000,000	10,211,777
0.70%, 12/20/2022	JPY	650,000,000	6,077,913
0.80%, 9/20/2020	JPY	400,000,000	3,772,806
0.80%, 6/20/2022	JPY	199,950,000	1,886,748
0.80%, 9/20/2022	JPY	400,000,000	3,771,862
0.80%, 12/20/2022	JPY	675,000,000	6,361,405
0.80%, 6/20/2023	JPY	500,000,000	4,705,529
0.80%, 9/20/2023	JPY	1,350,000,000	12,693,815
0.90%, 3/20/2022	JPY	185,000,000	1,759,061
0.90%, 6/20/2022	JPY	400,000,000	3,802,190
1.00%, 9/20/2020	JPY	315,000,000	3,005,093
1.00%, 12/20/2021	JPY	250,000,000	2,393,856
1.00%, 3/20/2022	JPY	400,000,000	3,830,249
1.10%, 6/20/2020	JPY	500,000,000	4,789,703
1.10%, 9/20/2021	JPY	715,000,000	6,889,883
1.20%, 12/20/2020	JPY	250,000,000	2,415,584
1.20%, 6/20/2021	JPY	625,000,000	6,054,840
1.30%, 3/20/2018	JPY	300,000,000	2,846,979
1.30%, 12/20/2019	JPY	627,000,000	6,046,104
1.30%, 3/20/2021	JPY	275,000,000	2,676,742
1.50%, 12/20/2017	JPY	500,000,000	4,762,163
1.50%, 6/20/2018	JPY	240,000,000	2,299,661
1.60%, 12/20/2015	JPY	409,500,000	3,802,625
1.70%, 9/20/2016	JPY	450,000,000	4,232,646
1.70%, 12/20/2016	JPY	745,100,000	7,035,484
1.70%, 3/20/2017	JPY	680,000,000	6,444,741
1.70%, 9/20/2017	JPY	648,000,000	6,187,306

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

1.80%, 6/20/2017	JPY	300,000,000	$2,861,482
1.90%, 6/20/2016	JPY	402,600,000	3,785,013
Government of Japan 20 Year Bond:
0.30%, 9/20/2018	JPY	700,000,000	6,424,174
1.50%, 3/20/2033	JPY	320,000,000	3,045,261
1.50%, 3/20/2034	JPY	880,000,000	8,275,024
1.60%, 3/20/2032	JPY	20,000,000	195,334
1.60%, 12/20/2033	JPY	350,000,000	3,355,185
1.70%, 9/20/2032	JPY	500,000,000	4,931,802
1.70%, 12/20/2032	JPY	600,000,000	5,904,253
1.70%, 9/20/2033	JPY	600,000,000	5,859,516
1.80%, 9/20/2030	JPY	251,350,000	2,554,522
1.80%, 9/20/2031	JPY	260,000,000	2,624,510
1.80%, 12/20/2031	JPY	535,000,000	5,390,037
1.90%, 9/20/2022	JPY	750,000,000	7,662,068
1.90%, 12/20/2023	JPY	335,000,000	3,449,656
1.90%, 3/20/2029	JPY	404,300,000	4,190,965
1.90%, 9/20/2030	JPY	231,000,000	2,378,655
1.90%, 3/20/2031	JPY	55,000,000	564,755
2.00%, 12/20/2024	JPY	450,000,000	4,695,187
2.10%, 9/21/2021	JPY	650,000,000	6,672,184
2.10%, 9/20/2024	JPY	200,000,000	2,101,861
2.10%, 9/20/2025	JPY	630,000,000	6,653,402
2.10%, 9/20/2029	JPY	457,750,000	4,853,022
2.10%, 3/20/2030	JPY	100,000,000	1,058,604
2.10%, 12/20/2030	JPY	150,000,000	1,583,186
2.20%, 3/20/2031	JPY	400,000,000	4,272,155
2.30%, 6/20/2027	JPY	981,200,000	10,630,932
2.60%, 3/20/2019	JPY	968,300,000	9,787,558
2.90%, 9/20/2019	JPY	400,000,000	4,136,951
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	3,035,423
1.70%, 3/20/2044	JPY	350,000,000	3,251,878
1.80%, 3/20/2043	JPY	200,000,000	1,907,691
1.80%, 9/20/2043	JPY	250,000,000	2,380,352
1.90%, 9/20/2042	JPY	200,000,000	1,951,949
2.00%, 9/20/2040	JPY	332,200,000	3,323,245
2.00%, 3/20/2042	JPY	100,000,000	997,545
2.20%, 3/20/2041	JPY	205,550,000	2,135,511
2.30%, 3/20/2039	JPY	465,900,000	4,929,625
2.30%, 3/20/2040	JPY	301,550,000	3,192,172
2.40%, 3/20/2037	JPY	500,700,000	5,383,592
2.50%, 9/20/2034	JPY	900,000,000	9,840,025
2.50%, 9/20/2035	JPY	932,500,000	10,189,774
Government of Japan 40 Year Bond:
1.70%, 3/20/2054	JPY	400,000,000	3,600,456
1.90%, 3/20/2053	JPY	400,000,000	3,816,105
2.00%, 3/20/2052	JPY	350,000,000	3,433,701
2.20%, 3/20/2049	JPY	40,000,000	413,011

			509,526,770

LATVIA — 0.0% (c)
Republic of Latvia:
2.63%, 1/21/2021	EUR	500,000	669,523
2.88%, 4/30/2024	EUR	200,000	268,756

			938,279

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,800,000	2,500,746

MALAYSIA — 1.2%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	22,000,000	6,644,308
3.39%, 3/15/2017	MYR	18,000,000	5,475,863
3.84%, 4/15/2033	MYR	6,500,000	1,857,320
3.89%, 7/31/2020	MYR	10,000,000	3,062,317
4.05%, 9/30/2021	MYR	17,000,000	5,254,718
4.18%, 7/15/2024	MYR	14,000,000	4,352,397

			26,646,923

MEXICO — 2.0%
Mexican Bonos:
4.75%, 6/14/2018	MXN	44,400,000	3,283,681
5.00%, 6/15/2017	MXN	35,000,000	2,645,875
6.25%, 6/16/2016	MXN	34,500,000	2,679,336
6.50%, 6/10/2021	MXN	32,000,000	2,484,426
6.50%, 6/9/2022	MXN	30,000,000	2,312,535
7.25%, 12/15/2016	MXN	30,000,000	2,380,291
7.50%, 6/3/2027	MXN	30,000,000	2,442,446
7.75%, 12/14/2017	MXN	15,250,000	1,236,919
7.75%, 5/29/2031	MXN	33,000,000	2,713,333
7.75%, 11/13/2042	MXN	28,300,000	2,308,379
8.00%, 12/17/2015	MXN	25,000,000	1,964,340
8.00%, 6/11/2020	MXN	24,000,000	2,007,880
8.00%, 12/7/2023	MXN	30,000,000	2,529,940
8.50%, 12/13/2018	MXN	30,000,000	2,521,195
8.50%, 5/31/2029	MXN	30,000,000	2,632,812
8.50%, 11/18/2038	MXN	20,000,000	1,759,135
10.00%, 12/5/2024	MXN	44,000,000	4,230,258
10.00%, 11/20/2036	MXN	25,000,000	2,516,299

			44,649,080

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	3,000,000	3,791,516
0.50%, 4/15/2017	EUR	7,000,000	8,955,229
1.25%, 1/15/2018 (a)	EUR	4,500,000	5,912,794
1.25%, 1/15/2019 (a)	EUR	7,300,000	9,652,397
1.75%, 7/15/2023 (a)	EUR	3,500,000	4,724,053
2.00%, 7/15/2024	EUR	4,100,000	5,614,347
2.25%, 7/15/2022 (a)	EUR	2,000,000	2,809,852
2.50%, 1/15/2017 (a)	EUR	4,400,000	5,877,791
2.50%, 1/15/2033 (a)	EUR	3,000,000	4,272,678
2.75%, 1/15/2047	EUR	2,000,000	3,034,890
3.25%, 7/15/2021 (a)	EUR	4,000,000	5,948,472
3.50%, 7/15/2020 (a)	EUR	4,880,000	7,257,037
3.75%, 1/15/2023	EUR	3,400,000	5,292,962
3.75%, 1/15/2042 (a)	EUR	3,000,000	5,341,686
4.00%, 7/15/2016 (a)	EUR	250,000	338,494
4.00%, 7/15/2018 (a)	EUR	3,410,000	4,947,028
4.00%, 7/15/2019 (a)	EUR	850,000	1,266,619
4.00%, 1/15/2037 (a)	EUR	3,170,000	5,635,680
4.50%, 7/15/2017 (a)	EUR	3,000,000	4,264,264
5.50%, 1/15/2028	EUR	3,180,000	6,017,025

			100,954,814

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	5,500,000	$4,062,423
4.50%, 4/15/2027	NZD	1,300,000	1,029,801
5.00%, 3/15/2019	NZD	3,700,000	3,002,409
5.50%, 4/15/2023	NZD	3,000,000	2,562,504
6.00%, 12/15/2017	NZD	3,000,000	2,484,544
6.00%, 5/15/2021	NZD	250,000	216,202

			13,357,883

NORWAY — 0.6%
Norway Government Bond:
2.00%, 5/24/2023	NOK	15,000,000	2,309,198
3.00%, 3/14/2024	NOK	11,500,000	1,902,059
3.75%, 5/25/2021	NOK	20,000,000	3,457,180
4.25%, 5/19/2017	NOK	2,850,000	474,597
4.50%, 5/22/2019	NOK	25,000,000	4,370,363

			12,513,397

POLAND — 1.4%
Poland Government Bond:
Zero Coupon, 1/25/2016 (b)	PLN	6,000,000	1,768,112
Zero Coupon, 7/25/2016 (b)	PLN	6,250,000	1,823,445
2.50%, 7/25/2018	PLN	9,500,000	2,899,513
3.25%, 7/25/2019	PLN	5,700,000	1,792,640
3.75%, 4/25/2018	PLN	6,500,000	2,069,013
4.00%, 10/25/2023	PLN	6,000,000	1,959,043
4.75%, 10/25/2016	PLN	5,000,000	1,595,330
4.75%, 4/25/2017	PLN	5,000,000	1,613,328
5.00%, 4/25/2016	PLN	5,000,000	1,581,566
5.25%, 10/25/2017	PLN	5,000,000	1,651,895
5.25%, 10/25/2020	PLN	5,650,000	1,963,887
5.50%, 10/25/2019	PLN	5,025,000	1,743,299
5.75%, 10/25/2021	PLN	5,000,000	1,799,359
5.75%, 9/23/2022	PLN	6,000,000	2,182,280
5.75%, 4/25/2029	PLN	5,000,000	1,941,226
6.25%, 10/24/2015	PLN	5,000,000	1,579,146

			29,963,082

SINGAPORE — 0.8%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	9,200,000	7,062,971
1.13%, 4/1/2016	SGD	1,700,000	1,345,085
2.25%, 6/1/2021	SGD	2,000,000	1,584,465
2.75%, 7/1/2023	SGD	5,000,000	4,040,932
2.75%, 4/1/2042	SGD	2,000,000	1,472,725
3.00%, 9/1/2024	SGD	2,000,000	1,639,780
3.38%, 9/1/2033	SGD	1,400,000	1,163,528

			18,309,486

SLOVAKIA — 0.5%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	150,000	199,367
3.00%, 2/28/2023	EUR	500,000	722,781
3.50%, 2/24/2016	EUR	4,500,000	5,946,231
3.63%, 1/16/2029	EUR	2,500,000	3,713,039

			10,581,418

SLOVENIA — 0.3%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	2,100,000	2,723,629
3.00%, 4/8/2021	EUR	2,300,000	3,077,740

			5,801,369

SOUTH AFRICA — 1.1%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	11,250,000	746,767
6.50%, 2/28/2041	ZAR	10,000,000	665,333
6.75%, 3/31/2021	ZAR	30,000,000	2,501,830
7.00%, 2/28/2031	ZAR	20,000,000	1,502,888
7.25%, 1/15/2020	ZAR	23,000,000	1,990,806
7.75%, 2/28/2023	ZAR	20,000,000	1,729,117
8.00%, 12/21/2018	ZAR	25,000,000	2,249,176
8.00%, 1/31/2030	ZAR	21,000,000	1,744,199
8.25%, 9/15/2017	ZAR	30,000,000	2,728,139
8.25%, 3/31/2032	ZAR	16,000,000	1,328,631
8.50%, 1/31/2037	ZAR	15,000,000	1,269,090
8.75%, 2/28/2048	ZAR	18,700,000	1,613,414
10.50%, 12/21/2026	ZAR	27,000,000	2,781,048
10.50%, 12/21/2026	ZAR	6,000,000	618,011
10.50%, 12/21/2026	ZAR	1,000,000	103,002
13.50%, 9/15/2016	ZAR	5,000,000	494,320

			24,065,771

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	12,500,000,000	11,917,520
2.75%, 6/10/2016	KRW	10,000,000,000	9,554,162
3.00%, 12/10/2042	KRW	4,000,000,000	3,701,864
3.13%, 3/10/2019	KRW	16,500,000,000	16,035,889
3.25%, 9/10/2018	KRW	15,500,000,000	15,125,327
3.50%, 9/10/2016	KRW	15,000,000,000	14,543,255
3.50%, 3/10/2024	KRW	21,500,000,000	21,438,164
3.75%, 12/10/2033	KRW	10,000,000,000	10,435,214

			102,751,395

SPAIN — 4.5%
Kingdom of Spain:
1.40%, 1/31/2020	EUR	1,500,000	1,930,214
2.10%, 4/30/2017	EUR	2,550,000	3,356,047
2.75%, 4/30/2019	EUR	3,150,000	4,318,945
2.75%, 10/31/2024 (a)	EUR	2,000,000	2,654,063
3.15%, 1/31/2016	EUR	3,660,000	4,800,112
3.25%, 4/30/2016	EUR	2,300,000	3,040,725
3.30%, 7/30/2016	EUR	2,750,000	3,662,572
3.75%, 10/31/2015	EUR	100,000	131,063
3.75%, 10/31/2018	EUR	1,850,000	2,618,389
3.80%, 1/31/2017	EUR	3,250,000	4,431,716
3.80%, 4/30/2024 (a)	EUR	2,500,000	3,630,959
4.00%, 4/30/2020	EUR	3,250,000	4,750,185
4.10%, 7/30/2018	EUR	1,600,000	2,281,955
4.20%, 1/31/2037	EUR	3,500,000	5,081,840
4.25%, 10/31/2016	EUR	2,750,000	3,753,902
4.30%, 10/31/2019	EUR	500,000	736,936
4.40%, 10/31/2023 (a)	EUR	3,300,000	5,014,684
4.50%, 1/31/2018	EUR	1,900,000	2,706,389
4.60%, 7/30/2019	EUR	3,280,000	4,868,913
4.65%, 7/30/2025	EUR	2,700,000	4,179,222
4.70%, 7/30/2041	EUR	1,800,000	2,792,742

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.80%, 1/31/2024	EUR	1,300,000	$2,030,939
4.85%, 10/31/2020	EUR	2,500,000	3,834,185
4.90%, 7/30/2040	EUR	1,000,000	1,601,725
5.15%, 10/31/2028 (a)	EUR	1,000,000	1,606,210
5.15%, 10/31/2044 (a)	EUR	800,000	1,317,509
5.50%, 7/30/2017	EUR	2,500,000	3,599,599
5.50%, 4/30/2021	EUR	3,000,000	4,792,631
5.75%, 7/30/2032	EUR	1,200,000	2,098,263
5.85%, 1/31/2022	EUR	2,100,000	3,448,725
5.90%, 7/30/2026	EUR	1,000,000	1,702,482
6.00%, 1/31/2029	EUR	2,200,000	3,821,576

			100,595,417

SWEDEN — 1.1%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	17,300,000	2,427,189
2.25%, 6/1/2032	SEK	10,000,000	1,454,414
2.50%, 5/12/2025	SEK	15,000,000	2,284,689
3.50%, 6/1/2022	SEK	24,020,000	3,898,222
3.50%, 3/30/2039	SEK	10,000,000	1,753,010
3.75%, 8/12/2017	SEK	20,000,000	3,045,058
4.25%, 3/12/2019	SEK	29,000,000	4,669,755
5.00%, 12/1/2020	SEK	22,800,000	3,933,225

			23,465,562

SWITZERLAND — 1.3%
Switzerland Government Bond:
1.25%, 5/28/2026	CHF	575,000	640,714
1.25%, 6/27/2037	CHF	2,600,000	2,785,034
1.50%, 7/24/2025	CHF	4,400,000	5,042,847
1.50%, 4/30/2042	CHF	3,000,000	3,370,487
2.00%, 10/12/2016	CHF	4,700,000	5,122,533
2.00%, 5/25/2022	CHF	3,625,000	4,280,194
3.00%, 5/12/2019	CHF	5,450,000	6,472,124

			27,713,933

THAILAND — 1.2%
Thailand Government Bond:
3.13%, 12/11/2015	THB	100,000,000	3,117,302
3.25%, 6/16/2017	THB	185,000,000	5,815,145
3.63%, 6/16/2023	THB	300,000,000	9,423,719
3.88%, 6/13/2019	THB	150,000,000	4,819,184
4.88%, 6/22/2029	THB	90,000,000	3,131,764

			26,307,114

TURKEY — 1.0%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	5,000,000	1,863,381
8.80%, 11/14/2018	TRY	10,000,000	4,270,431
8.80%, 9/27/2023	TRY	5,000,000	2,065,065
10.40%, 3/27/2019	TRY	8,700,000	3,919,349
10.40%, 3/20/2024	TRY	5,950,000	2,713,083
10.70%, 2/24/2016	TRY	14,250,000	6,332,153

			21,163,462

UNITED KINGDOM — 7.5%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	3,000,000	4,825,029
1.25%, 7/22/2018	GBP	3,000,000	4,808,844
1.75%, 1/22/2017	GBP	2,700,000	4,450,466
1.75%, 7/22/2019	GBP	4,000,000	6,476,365
1.75%, 9/7/2022	GBP	2,500,000	3,919,698
2.00%, 1/22/2016	GBP	3,000,000	4,947,053
2.25%, 9/7/2023	GBP	2,000,000	3,226,056
2.75%, 9/7/2024	GBP	2,400,000	4,000,091
3.25%, 1/22/2044	GBP	2,000,000	3,359,069
3.50%, 1/22/2045	GBP	2,350,000	4,130,747
3.50%, 7/22/2068	GBP	1,800,000	3,273,491
3.75%, 9/7/2019	GBP	2,000,000	3,547,790
3.75%, 9/7/2020	GBP	2,000,000	3,573,112
3.75%, 9/7/2021	GBP	2,750,000	4,947,072
3.75%, 7/22/2052	GBP	3,000,000	5,637,274
4.00%, 9/7/2016	GBP	3,000,000	5,158,711
4.00%, 3/7/2022	GBP	2,000,000	3,665,096
4.25%, 12/7/2027	GBP	2,000,000	3,825,460
4.25%, 6/7/2032	GBP	3,975,000	7,700,730
4.25%, 3/7/2036	GBP	1,800,000	3,512,458
4.25%, 12/7/2040	GBP	3,200,000	6,339,657
4.25%, 12/7/2046	GBP	2,825,000	5,716,306
4.25%, 12/7/2049	GBP	2,700,000	5,535,988
4.50%, 3/7/2019	GBP	3,000,000	5,456,548
4.50%, 9/7/2034	GBP	4,500,000	9,032,814
4.50%, 12/7/2042	GBP	3,325,000	6,898,052
4.75%, 3/7/2020	GBP	4,000,000	7,456,383
4.75%, 12/7/2030	GBP	3,000,000	6,107,521
5.00%, 3/7/2018	GBP	2,000,000	3,633,549
5.00%, 3/7/2025	GBP	3,000,000	6,013,900
6.00%, 12/7/2028	GBP	2,850,000	6,447,090
8.00%, 12/7/2015	GBP	—	—
8.00%, 6/7/2021	GBP	3,375,000	7,517,897
8.75%, 8/25/2017	GBP	1,000,000	1,968,809

			167,109,126

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $2,224,522,182)			2,172,017,810

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)(f) (Cost $18,909,992)		18,909,992	18,909,992

TOTAL INVESTMENTS — 98.6% (g)
(Cost $2,243,432,174)			2,190,927,802
OTHER ASSETS & LIABILITIES — 1.4%			30,782,029

NET ASSETS — 100.0%			$2,221,709,831

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.5% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2014, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A.	RUB	680,000,000	USD	17,080,000	10/31/2014	(613,129)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 3.7%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	500,000	$683,785
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	500,000	670,798
2.25%, 9/25/2020	EUR	500,000	681,151
3.25%, 9/25/2024	GBP	200,000	319,341
3.75%, 10/18/2017	AUD	200,000	176,651
4.30%, 9/25/2042	GBP	400,000	665,236
6.38%, 4/4/2016	EUR	300,000	413,466
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	400,000	526,383
4.25%, 11/10/2016	EUR	500,000	683,865
4.38%, 2/25/2020	EUR	300,000	451,903
National Australia Bank, Ltd.:
2.00%, 11/12/2020	EUR	400,000	537,568
2.75%, 8/8/2022	EUR	350,000	493,142
4.00%, 7/13/2020	EUR	400,000	597,147
4.75%, 7/15/2016	EUR	300,000	408,919
6.00%, 2/15/2017	AUD	400,000	371,277
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	400,000	549,492
3.50%, 9/21/2022	EUR	300,000	441,216
4.25%, 3/23/2020	EUR	300,000	446,246
4.75%, 3/21/2017	EUR	300,000	418,491
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	428,261
4.25%, 9/22/2016	EUR	550,000	748,175
4.50%, 2/25/2019	AUD	400,000	359,112
7.25%, 11/18/2016	AUD	600,000	567,817

			11,639,442

BELGIUM — 0.3%
Anheuser-Busch InBev NV:
2.70%, 3/31/2026	EUR	300,000	402,722
6.50%, 6/23/2017	GBP	300,000	544,354

			947,076

CANADA — 0.3%
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	300,000	378,771
2.13%, 9/18/2029	EUR	400,000	503,643

			882,414

DENMARK — 0.5%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	200,000	258,643
3.38%, 10/13/2017	EUR	300,000	409,050
Danske Bank A/S:
3.88%, 5/18/2016	EUR	300,000	400,694
3.88%, 2/28/2017	EUR	400,000	547,026

			1,615,413

FRANCE — 15.3%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	550,000	908,369
Banque Federative du Credit Mutuel SA:
1.63%, 1/11/2018	EUR	400,000	522,504
2.00%, 9/19/2019	EUR	100,000	133,690
2.63%, 2/24/2021	EUR	500,000	689,793
2.63%, 3/18/2024	EUR	500,000	683,424
3.00%, 11/28/2023	EUR	400,000	565,885
3.25%, 8/23/2022 (a)	EUR	500,000	726,791
4.13%, 7/20/2020	EUR	500,000	741,966
4.38%, 5/31/2016	EUR	600,000	808,816
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	391,207
2.00%, 1/28/2019	EUR	400,000	532,490
2.25%, 1/13/2021	EUR	300,000	405,119
2.38%, 5/20/2024	EUR	500,000	669,127
2.50%, 8/23/2019	EUR	200,000	273,065
2.88%, 11/27/2017	EUR	450,000	610,415
2.88%, 10/24/2022	EUR	300,000	422,659
2.88%, 9/26/2023	EUR	600,000	843,113
3.00%, 2/24/2017	EUR	350,000	469,209
3.50%, 3/7/2016	EUR	600,000	792,164
3.75%, 11/25/2020	EUR	600,000	878,655
4.13%, 1/14/2022	EUR	600,000	910,184
4.50%, 3/21/2023	EUR	500,000	789,534
Bouygues SA:
3.64%, 10/29/2019	EUR	350,000	497,450
4.25%, 7/22/2020	EUR	300,000	442,787
BPCE SA:
1.38%, 5/22/2019	EUR	400,000	518,241
2.13%, 3/17/2021	EUR	600,000	801,799
4.50%, 2/10/2022	EUR	500,000	774,290
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	262,959
1.75%, 7/15/2022	EUR	400,000	517,751
1.88%, 12/19/2017	EUR	300,000	394,173
3.88%, 4/25/2021	EUR	400,000	590,247
4.00%, 4/9/2020	EUR	200,000	292,827
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	300,000	415,444
3.31%, 1/25/2023	EUR	200,000	279,084
Cie de St-Gobain:
3.50%, 9/30/2015	EUR	—	—
4.75%, 4/11/2017	EUR	400,000	557,422
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	469,806
Credit Agricole SA/London:
1.75%, 3/12/2018	EUR	600,000	788,738
1.88%, 10/18/2017	EUR	200,000	263,029
2.38%, 11/27/2020	EUR	500,000	681,857
2.38%, 5/20/2024	EUR	500,000	667,604
3.13%, 7/17/2023	EUR	300,000	428,374
3.13%, 2/5/2026	EUR	300,000	428,923
3.63%, 3/8/2016	EUR	400,000	529,096
3.88%, 2/13/2019	EUR	300,000	431,417
5.13%, 4/18/2023	EUR	300,000	491,528
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	500,000	708,823
Danone 2.25%, 11/15/2021	EUR	300,000	408,489
GDF Suez:
1.38%, 5/19/2020	EUR	500,000	650,820
1.50%, 2/1/2016	EUR	500,000	642,097
2.38%, 5/19/2026	EUR	500,000	664,744
3.00%, 2/1/2023	EUR	300,000	428,204

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

3.50%, 10/18/2022	EUR	300,000	$442,684
5.00%, 10/1/2060	GBP	350,000	661,478
5.63%, 1/18/2016	EUR	300,000	405,397
6.13%, 2/11/2021	GBP	200,000	386,288
6.38%, 1/18/2021	EUR	250,000	418,539
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	350,000	602,810
HSBC France SA:
1.63%, 12/3/2018	EUR	300,000	395,498
1.88%, 1/16/2020	EUR	400,000	532,844
Orange SA:
3.00%, 6/15/2022	EUR	300,000	423,171
3.63%, 10/14/2015	EUR	300,000	392,084
3.88%, 4/9/2020	EUR	300,000	435,633
3.88%, 1/14/2021	EUR	300,000	440,392
4.75%, 2/21/2017	EUR	700,000	973,155
5.00%, 5/12/2016	GBP	200,000	342,127
5.63%, 5/22/2018	EUR	500,000	743,681
8.13%, 1/28/2033	EUR	500,000	1,064,755
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	400,000	537,057
5.00%, 3/15/2017	EUR	300,000	418,817
Sanofi:
1.13%, 3/10/2022	EUR	200,000	253,159
1.75%, 9/10/2026	EUR	400,000	502,218
1.88%, 9/4/2020	EUR	400,000	536,004
2.50%, 11/14/2023	EUR	300,000	415,436
4.50%, 5/18/2016	EUR	500,000	674,703
Schneider Electric SA 4.00%, 8/11/2017	EUR	350,000	486,156
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	300,000	416,428
Societe Generale SA:
2.25%, 1/23/2020	EUR	500,000	674,718
2.38%, 2/28/2018	EUR	300,000	401,390
3.13%, 9/21/2017	EUR	450,000	611,757
4.00%, 4/20/2016	EUR	500,000	666,733
4.25%, 7/13/2022 (a)	EUR	300,000	470,247
4.75%, 3/2/2021	EUR	300,000	465,025
Total Capital International SA 2.50%, 3/25/2026	EUR	400,000	548,200
Total Capital SA 4.88%, 1/28/2019	EUR	400,000	602,194
Vinci SA 4.13%, 2/20/2017	EUR	300,000	411,653
Vivendi SA:
4.13%, 7/18/2017	EUR	500,000	694,550
4.75%, 7/13/2021	EUR	300,000	460,317

			47,703,500

GERMANY — 3.6%
BASF SE:
1.50%, 10/1/2018	EUR	400,000	526,335
2.00%, 12/5/2022	EUR	300,000	404,461
BPCE SA:
2.88%, 9/22/2015	EUR	—	—
3.75%, 7/21/2017	EUR	700,000	965,128
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	274,159
3.88%, 3/22/2017	EUR	400,000	546,991
4.00%, 9/16/2020 (a)	EUR	450,000	660,008
Daimler AG:
1.00%, 7/8/2016	EUR	450,000	575,630
1.50%, 11/19/2018	EUR	300,000	393,882
4.13%, 1/19/2017	EUR	300,000	411,059
Deutsche Bank AG:
1.25%, 9/8/2021	EUR	600,000	758,578
2.38%, 1/11/2023	EUR	1,500,000	2,048,492
5.13%, 8/31/2017	EUR	1,000,000	1,431,047
Linde AG 1.75%, 9/17/2020	EUR	400,000	535,407
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	450,000	673,384
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	—	—
2.38%, 9/6/2022	EUR	300,000	408,508
2.63%, 1/15/2024	EUR	400,000	552,268

			11,165,337

HONG KONG — 0.5%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	400,000	529,782
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	650,000	893,165

			1,422,947

IRELAND — 2.0%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	600,000	769,813
1.25%, 10/15/2015	EUR	400,000	510,428
2.25%, 7/20/2020	EUR	300,000	409,448
2.63%, 3/15/2023	EUR	500,000	698,241
2.88%, 9/17/2015	EUR	—	—
2.88%, 6/18/2019	EUR	500,000	696,335
3.75%, 4/4/2016	EUR	400,000	531,354
4.13%, 10/27/2016	EUR	600,000	816,161
4.25%, 3/1/2017	EUR	400,000	551,676
5.38%, 1/16/2018	EUR	400,000	585,610
5.38%, 1/23/2020	EUR	400,000	627,018

			6,196,084

ISRAEL — 0.2%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	400,000	546,946

ITALY — 7.5%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	500,000	683,591
5.13%, 9/16/2024	EUR	500,000	785,598
Atlantia SpA:
3.38%, 9/18/2017	EUR	400,000	545,001
4.50%, 2/8/2019	EUR	200,000	290,798
5.63%, 5/6/2016	EUR	500,000	682,670
5.88%, 6/9/2024	EUR	300,000	517,358
Enel SpA 5.25%, 6/20/2017	EUR	350,000	496,697
ENI SpA:
3.25%, 7/10/2023	EUR	350,000	504,209
3.50%, 1/29/2018	EUR	350,000	486,288
3.63%, 1/29/2029	EUR	400,000	587,486
3.75%, 9/12/2025	EUR	350,000	521,354

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.00%, 6/29/2020	EUR	300,000	$442,083
4.13%, 9/16/2019	EUR	500,000	733,394
4.25%, 2/3/2020	EUR	300,000	443,420
4.75%, 11/14/2017	EUR	400,000	572,236
5.00%, 1/28/2016	EUR	500,000	670,570
Intesa Sanpaolo SpA:
2.00%, 6/18/2021	EUR	300,000	387,684
3.00%, 1/28/2019	EUR	500,000	682,261
3.75%, 11/23/2016	EUR	400,000	538,163
4.00%, 11/9/2017	EUR	500,000	693,843
4.00%, 11/8/2018	EUR	500,000	707,222
4.00%, 10/30/2023	EUR	300,000	440,871
4.13%, 1/14/2016	EUR	400,000	528,129
4.13%, 9/19/2016	EUR	400,000	539,738
4.13%, 4/14/2020	EUR	400,000	580,526
4.38%, 10/15/2019	EUR	300,000	437,684
4.75%, 6/15/2017	EUR	450,000	629,559
5.00%, 2/28/2017	EUR	300,000	417,861
Snam SpA:
2.38%, 6/30/2017	EUR	500,000	661,174
3.50%, 2/13/2020	EUR	500,000	707,868
3.88%, 3/19/2018	EUR	300,000	419,296
4.38%, 7/11/2016	EUR	400,000	539,407
5.00%, 1/18/2019	EUR	250,000	369,813
5.25%, 9/19/2022	EUR	300,000	480,869
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	400,000	547,501
4.75%, 3/15/2021	EUR	450,000	692,857
UniCredit SpA:
1.50%, 6/19/2019	EUR	300,000	384,845
2.25%, 12/16/2016	EUR	400,000	523,157
3.25%, 1/14/2021	EUR	300,000	413,939
3.38%, 1/11/2018	EUR	400,000	546,010
3.63%, 1/24/2019	EUR	500,000	698,457
4.38%, 9/11/2015	EUR	—	—
4.88%, 3/7/2017	EUR	300,000	416,496
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	300,000	404,916

			23,352,899

JAPAN — 0.3%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	919,434

LUXEMBOURG — 0.6%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	300,000	424,512
5.25%, 3/22/2017	EUR	650,000	909,819
Novartis Finance SA 4.25%, 6/15/2016	EUR	500,000	674,630

			2,008,961

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	500,000	698,691
3.75%, 6/28/2017	EUR	350,000	479,985
4.13%, 10/25/2019 (a)	EUR	300,000	437,568
4.38%, 8/7/2041	GBP	200,000	325,624

			1,941,868

NETHERLANDS — 20.2%
ABB Finance BV 2.63%, 3/26/2019	EUR	400,000	548,643
ABN Amro Bank NV:
2.13%, 11/26/2020	EUR	400,000	539,989
2.50%, 11/29/2023	EUR	400,000	547,791
3.63%, 10/6/2017	EUR	300,000	414,122
4.13%, 3/28/2022	EUR	350,000	536,085
4.25%, 4/11/2016	EUR	500,000	668,989
4.75%, 1/11/2019	EUR	400,000	591,579
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	500,000	735,515
4.00%, 11/23/2016	EUR	250,000	340,458
4.50%, 3/13/2043	GBP	300,000	520,319
4.75%, 7/22/2019	EUR	500,000	755,209
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	300,000	413,401
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	320,123
3.25%, 1/28/2016	EUR	400,000	525,108
3.25%, 1/14/2019	EUR	400,000	562,337
3.38%, 12/14/2018	GBP	300,000	509,940
3.63%, 1/29/2018	EUR	400,000	557,592
3.88%, 1/18/2017	EUR	500,000	681,720
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.75%, 1/22/2019	EUR	300,000	397,765
2.38%, 5/22/2023	EUR	600,000	820,350
3.38%, 1/18/2016	EUR	700,000	920,083
3.38%, 4/21/2017	EUR	500,000	679,911
3.50%, 10/17/2018	EUR	400,000	564,045
3.88%, 4/20/2016	EUR	1,300,000	1,732,547
4.00%, 9/10/2015	GBP	—	—
4.00%, 1/11/2022	EUR	600,000	908,051
4.13%, 1/14/2020	EUR	1,200,000	1,778,854
4.13%, 1/12/2021	EUR	800,000	1,206,032
4.13%, 7/14/2025	EUR	950,000	1,509,864
4.25%, 1/16/2017	EUR	800,000	1,099,623
4.38%, 5/5/2016	EUR	800,000	1,075,400
4.38%, 6/7/2021	EUR	200,000	308,038
4.75%, 1/15/2018	EUR	1,100,000	1,580,992
4.75%, 6/6/2022	EUR	700,000	1,109,708
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	400,000	543,233
4.25%, 7/13/2022	EUR	350,000	539,020
6.00%, 1/20/2017	EUR	700,000	996,921
6.50%, 4/8/2022	GBP	250,000	492,381
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	—	—
5.50%, 1/19/2016	EUR	400,000	539,043
5.50%, 10/2/2017	EUR	700,000	1,015,676
5.75%, 5/7/2020	EUR	600,000	953,656
5.88%, 10/30/2037	GBP	300,000	594,714
6.00%, 10/30/2019	GBP	200,000	375,125
6.38%, 6/7/2032	GBP	300,000	616,080
6.75%, 1/27/2039	GBP	200,000	439,790
EADS Finance BV:
2.38%, 4/2/2024	EUR	300,000	407,117

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.63%, 8/12/2016	EUR	350,000	$476,779
Enel Finance International NV:
3.63%, 4/17/2018	EUR	400,000	554,903
4.00%, 9/14/2016	EUR	550,000	740,960
4.13%, 7/12/2017	EUR	400,000	553,228
4.88%, 3/11/2020	EUR	400,000	602,922
4.88%, 4/17/2023	EUR	400,000	626,034
5.00%, 9/14/2022	EUR	650,000	1,019,725
5.63%, 8/14/2024	GBP	430,000	795,392
5.75%, 10/24/2018	EUR	200,000	301,140
5.75%, 9/14/2040	GBP	400,000	737,893
Heineken NV 2.13%, 8/4/2020	EUR	300,000	402,874
HIT Finance BV:
4.88%, 10/27/2021	EUR	450,000	696,775
5.75%, 3/9/2018	EUR	—	—
Iberdrola International BV:
3.50%, 2/1/2021	EUR	300,000	429,139
4.25%, 10/11/2018	EUR	300,000	430,099
4.50%, 9/21/2017	EUR	400,000	562,900
ING Bank NV:
1.25%, 12/13/2019	EUR	200,000	258,165
1.88%, 2/27/2018	EUR	600,000	791,077
3.88%, 5/24/2016	EUR	900,000	1,202,628
4.25%, 1/13/2017	EUR	300,000	411,487
4.50%, 2/21/2022	EUR	600,000	937,061
ING Groep NV 4.75%, 5/31/2017	EUR	650,000	912,502
KBC Internationale Financieringsmaatschappij NV 4.50%, 3/27/2017	EUR	300,000	416,312
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	350,000	502,557
4.75%, 1/17/2017	EUR	350,000	484,871
5.75%, 9/17/2029	GBP	250,000	458,520
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	280,673
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	400,000	541,667
3.63%, 10/7/2021	EUR	300,000	431,856
4.88%, 2/19/2019	EUR	400,000	588,154
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	400,000	535,416
RWE Finance BV:
6.13%, 7/6/2039	GBP	400,000	801,425
6.25%, 6/3/2030	GBP	150,000	296,243
6.50%, 8/10/2021	EUR	200,000	338,057
6.63%, 1/31/2019	EUR	450,000	709,891
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	450,000	585,096
Shell International Finance BV:
1.63%, 3/24/2021	EUR	300,000	398,263
2.50%, 3/24/2026	EUR	300,000	415,343
4.38%, 5/14/2018	EUR	800,000	1,156,060
4.50%, 2/9/2016	EUR	500,000	668,729
4.63%, 5/22/2017	EUR	550,000	775,366
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	300,000	395,560
1.75%, 3/12/2021	EUR	350,000	468,037
2.88%, 3/10/2028	EUR	300,000	426,188
5.13%, 2/20/2017	EUR	650,000	913,909
5.63%, 6/11/2018	EUR	550,000	824,307
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	400,000	511,837
1.88%, 5/15/2017	EUR	200,000	262,353
2.00%, 1/14/2020	EUR	400,000	536,901
2.00%, 3/26/2021	EUR	400,000	536,204
3.25%, 1/21/2019	EUR	400,000	560,685
7.00%, 2/9/2016	EUR	400,000	550,706

			62,787,808

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	369,437
4.25%, 1/18/2022	EUR	400,000	613,227
4.38%, 2/24/2021	EUR	600,000	915,173

			1,897,837

SPAIN — 5.4%
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	400,000	537,963
3.25%, 3/21/2016	EUR	300,000	394,768
3.75%, 1/17/2018	EUR	500,000	694,396
4.38%, 9/21/2015	EUR	—	—
CaixaBank:
2.50%, 4/18/2017	EUR	400,000	528,617
3.13%, 5/14/2018	EUR	300,000	410,737
Caja de Ahorros y Pensiones de Barcelona 2.38%, 5/9/2019	EUR	300,000	390,277
Criteria Caixacorp SA 3.25%, 1/22/2016	EUR	300,000	392,415
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	300,000	409,441
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	365,900
Mapfre SA 5.13%, 11/16/2015	EUR	300,000	398,751
Santander Consumer Finance SA:
1.15%, 10/2/2015	EUR	300,000	381,658
1.45%, 1/29/2016	EUR	400,000	512,051
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	400,000	515,411
3.38%, 12/1/2015	EUR	500,000	653,170
4.00%, 3/27/2017	EUR	300,000	411,048
4.00%, 1/24/2020	EUR	500,000	733,929
4.13%, 10/4/2017	EUR	350,000	488,084
4.63%, 3/21/2016	EUR	800,000	1,071,996
Telefonica Emisiones SAU:
2.24%, 5/27/2022	EUR	400,000	524,774
3.66%, 9/18/2017	EUR	350,000	479,024
3.96%, 3/26/2021	EUR	200,000	291,260
3.99%, 1/23/2023	EUR	400,000	585,345
4.38%, 2/2/2016	EUR	500,000	664,147
4.69%, 11/11/2019	EUR	600,000	889,633
4.71%, 1/20/2020	EUR	500,000	743,556
4.75%, 2/7/2017	EUR	400,000	552,883
4.80%, 2/21/2018	EUR	500,000	713,400
5.38%, 2/2/2018	GBP	250,000	441,445
5.50%, 4/1/2016	EUR	550,000	746,253

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.60%, 3/12/2020	GBP	300,000	$544,239
5.81%, 9/5/2017	EUR	300,000	433,669

			16,900,240

SWEDEN — 3.4%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	300,000	391,299
2.00%, 2/17/2021	EUR	300,000	400,732
2.25%, 10/5/2017	EUR	400,000	532,621
3.25%, 7/5/2022	EUR	500,000	728,251
3.63%, 2/11/2016	EUR	400,000	528,684
3.75%, 2/24/2017	EUR	500,000	682,384
3.88%, 12/15/2015	GBP	—	—
4.00%, 7/11/2019	EUR	500,000	731,096
4.00%, 6/29/2020	EUR	450,000	668,114
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	266,740
2.00%, 2/19/2021	EUR	400,000	534,516
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	500,000	671,643
2.25%, 8/27/2020	EUR	400,000	543,998
2.63%, 8/23/2022	EUR	400,000	559,938
3.38%, 7/17/2017	EUR	300,000	410,964
3.63%, 2/16/2016	EUR	400,000	528,781
3.75%, 2/24/2017	EUR	300,000	409,899
4.38%, 10/20/2021	EUR	400,000	617,983
Swedbank AB:
2.38%, 4/4/2016	EUR	300,000	390,847
3.38%, 2/9/2017	EUR	400,000	540,230
Volvo Treasury AB 5.00%, 5/31/2017	EUR	350,000	491,615

			10,630,335

SWITZERLAND — 1.3%
Credit Suisse AG/London:
1.38%, 11/29/2019	EUR	500,000	648,753
1.38%, 1/31/2022	EUR	600,000	759,749
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	400,000	462,376
UBS AG/London:
1.25%, 9/3/2021	EUR	400,000	507,118
3.13%, 1/18/2016	EUR	300,000	392,997
6.00%, 4/18/2018	EUR	500,000	750,914
6.63%, 4/11/2018	GBP	350,000	652,657

			4,174,564

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	386,063
2.63%, 11/19/2018	EUR	400,000	534,431

			920,494

UNITED KINGDOM — 12.5%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018	EUR	500,000	653,515
2.00%, 1/14/2019	EUR	300,000	397,394
3.38%, 10/20/2015	EUR	250,000	325,789
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	400,713
2.25%, 6/10/2024	EUR	300,000	395,040
4.00%, 1/20/2017	EUR	750,000	1,024,739
4.13%, 3/15/2016	EUR	500,000	666,284
4.88%, 8/13/2019	EUR	300,000	451,489
Barclays PLC 1.50%, 4/1/2022	EUR	400,000	503,961
BAT International Finance PLC 5.38%, 6/29/2017	EUR	400,000	571,611
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	414,511
5.00%, 11/4/2036	GBP	300,000	549,270
5.13%, 12/1/2025	GBP	250,000	459,691
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	500,000	647,289
2.18%, 9/28/2021	EUR	300,000	400,588
2.97%, 2/27/2026	EUR	400,000	551,753
2.99%, 2/18/2019	EUR	400,000	552,590
3.83%, 10/6/2017	EUR	350,000	485,251
4.33%, 12/10/2018	GBP	200,000	349,075
British Sky Broadcasting Group PLC:
1.50%, 9/15/2021	EUR	100,000	126,144
2.50%, 9/15/2026	EUR	700,000	892,614
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	300,000	384,178
8.50%, 12/7/2016	GBP	150,000	277,431
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	336,854
7.00%, 9/19/2033	GBP	300,000	661,249
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	—	—
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	700,000	954,552
4.75%, 8/5/2019	EUR	850,000	1,274,964
5.13%, 9/18/2017	EUR	700,000	1,004,321
GlaxoSmithKline Capital PLC:
4.25%, 12/18/2045	GBP	300,000	502,973
5.25%, 12/19/2033	GBP	300,000	581,878
5.25%, 4/10/2042	GBP	250,000	485,935
5.63%, 12/13/2017	EUR	550,000	809,997
6.38%, 3/9/2039	GBP	200,000	443,820
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	410,424
3.75%, 11/30/2016	EUR	450,000	611,031
3.88%, 10/24/2018	EUR	400,000	573,507
4.00%, 1/15/2021	EUR	500,000	754,263
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	400,000	526,952
8.38%, 2/17/2016	EUR	500,000	699,280
9.00%, 2/17/2022	GBP	350,000	761,102
Lloyds Bank PLC:
1.88%, 10/10/2018	EUR	400,000	529,271
4.63%, 2/2/2017	EUR	500,000	692,533
5.38%, 9/3/2019	EUR	200,000	308,530
6.38%, 6/17/2016	EUR	400,000	556,896
6.50%, 9/17/2040	GBP	300,000	644,835
Nationwide Building Society:
3.13%, 4/3/2017	EUR	300,000	403,874
5.63%, 9/9/2019	GBP	250,000	461,039
Royal Bank of Scotland Group PLC 1.63%, 6/25/2019	EUR	300,000	386,430

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Standard Chartered PLC:
1.63%, 11/20/2018	EUR	400,000	$523,486
1.63%, 6/13/2021	EUR	400,000	514,855
1.75%, 10/29/2017	EUR	500,000	654,185
3.63%, 12/15/2015	EUR	300,000	393,885
3.88%, 10/20/2016	EUR	500,000	676,430
4.13%, 1/18/2019	EUR	400,000	575,639
4.38%, 1/18/2038	GBP	100,000	164,079
Tesco Corp. 1.38%, 7/1/2019	EUR	500,000	620,640
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	346,042
6.13%, 2/24/2022	GBP	300,000	532,617
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	250,000	453,182
The Royal Bank of Scotland Group PLC 1.50%, 11/28/2016	EUR	500,000	642,451
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	450,000	622,919
5.38%, 9/30/2019	EUR	700,000	1,062,686
5.50%, 3/23/2020	EUR	300,000	463,364
7.50%, 4/29/2024	GBP	300,000	633,404
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	300,000	375,560
1.88%, 9/11/2025	EUR	500,000	624,752
4.65%, 1/20/2022	EUR	500,000	773,741
6.25%, 1/15/2016	EUR	300,000	407,436
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	364,647
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	300,000	583,152

			38,866,582

UNITED STATES — 19.0%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	324,195
AT&T, Inc.:
1.88%, 12/4/2020	EUR	100,000	131,944
2.40%, 3/15/2024	EUR	600,000	790,164
2.50%, 3/15/2023	EUR	300,000	401,642
2.65%, 12/17/2021	EUR	400,000	548,832
3.50%, 12/17/2025	EUR	300,000	431,447
3.55%, 12/17/2032	EUR	700,000	980,873
4.25%, 6/1/2043	GBP	400,000	620,759
4.88%, 6/1/2044	GBP	300,000	515,818
5.88%, 4/28/2017	GBP	150,000	267,220
5.88%, 4/28/2017	GBP	100,000	178,147
7.00%, 4/30/2040	GBP	300,000	674,228
Bank of America Corp.:
1.38%, 9/10/2021	EUR	400,000	503,289
1.88%, 1/10/2019	EUR	600,000	789,767
2.38%, 6/19/2024	EUR	500,000	657,975
2.50%, 7/27/2020	EUR	550,000	746,785
4.63%, 8/7/2017	EUR	400,000	563,281
4.75%, 4/3/2017	EUR	350,000	488,299
6.13%, 9/15/2021	GBP	200,000	381,315
7.00%, 6/15/2016	EUR	400,000	561,787
7.00%, 7/31/2028	GBP	450,000	968,312
7.75%, 4/30/2018	GBP	300,000	571,676
BMW US Capital LLC 1.00%, 7/18/2017	EUR	300,000	385,239
Citigroup, Inc.:
2.13%, 9/10/2026	EUR	300,000	378,395
2.38%, 5/22/2024	EUR	400,000	530,468
4.00%, 11/26/2015	EUR	300,000	394,930
4.38%, 1/30/2017	EUR	500,000	688,174
5.00%, 8/2/2019	EUR	850,000	1,280,672
7.38%, 9/4/2019	EUR	600,000	991,031
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	328,572
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	393,673
Heathrow Funding, Ltd.:
4.63%, 10/31/2048	GBP	200,000	338,921
5.23%, 2/15/2023	GBP	150,000	274,216
5.88%, 5/31/2043	GBP	400,000	807,670
6.45%, 12/10/2031	GBP	250,000	520,833
6.75%, 12/3/2026	GBP	250,000	520,121
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	200,000	261,868
4.88%, 5/30/2017	EUR	100,000	140,627
4.88%, 5/30/2017	EUR	200,000	281,254
International Business Machines Corp.:
1.38%, 11/19/2019	EUR	100,000	130,911
1.38%, 11/19/2019	EUR	200,000	261,821
1.88%, 11/6/2020	EUR	600,000	804,071
2.75%, 12/21/2020	GBP	200,000	328,024
2.88%, 11/7/2025	EUR	300,000	423,159
Johnson & Johnson:
4.75%, 11/6/2019	EUR	200,000	305,272
4.75%, 11/6/2019	EUR	150,000	228,954
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	500,000	634,149
1.88%, 11/21/2019	EUR	500,000	665,709
2.63%, 4/23/2021	EUR	600,000	823,828
2.75%, 8/24/2022	EUR	400,000	553,814
2.75%, 2/1/2023	EUR	400,000	552,517
3.00%, 2/19/2026	EUR	300,000	421,020
3.75%, 6/15/2016	EUR	400,000	534,470
3.88%, 9/23/2020	EUR	400,000	588,102
Microsoft Corp.:
2.13%, 12/6/2021	EUR	600,000	816,364
3.13%, 12/6/2028	EUR	600,000	865,448
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	400,000	538,538
Morgan Stanley:
1.88%, 3/30/2023	EUR	200,000	252,993
2.25%, 3/12/2018	EUR	500,000	664,982
2.38%, 3/31/2021	EUR	700,000	936,894
3.75%, 9/21/2017	EUR	300,000	413,572
4.00%, 11/17/2015	EUR	300,000	394,149
4.38%, 10/12/2016	EUR	400,000	544,380
4.50%, 2/23/2016	EUR	750,000	999,842
5.38%, 8/10/2020	EUR	500,000	776,690
5.50%, 10/2/2017	EUR	300,000	433,367

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Oracle Corp. 2.25%, 1/10/2021	EUR	400,000	$544,499
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	700,000	949,687
5.75%, 6/3/2021	EUR	550,000	901,906
6.50%, 6/3/2038	GBP	550,000	1,236,864
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	400,000	527,543
2.88%, 3/3/2026	EUR	400,000	549,902
Roche Holdings, Inc.:
5.63%, 3/4/2016	EUR	800,000	1,087,791
6.50%, 3/4/2021	EUR	550,000	935,530
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	450,000	596,211
The Coca-cola Co. 1.88%, 9/22/2026	EUR	300,000	381,969
The Goldman Sachs Group, Inc.:
2.50%, 10/18/2021	EUR	300,000	404,596
2.63%, 8/19/2020	EUR	300,000	409,517
3.25%, 2/1/2023	EUR	400,000	561,129
4.25%, 1/29/2026	GBP	300,000	503,821
4.38%, 3/16/2017	EUR	450,000	621,443
4.50%, 5/9/2016	EUR	500,000	672,395
4.50%, 1/30/2017	EUR	200,000	275,696
5.13%, 10/23/2019	EUR	400,000	607,370
6.38%, 5/2/2018	EUR	350,000	530,357
The Priceline Group, Inc. 2.38%, 9/23/2024	EUR	300,000	382,052
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	402,697
4.88%, 5/11/2027	EUR	350,000	594,410
5.13%, 10/24/2017	EUR	350,000	506,972
Toyota Motor Credit Corp.:
1.00%, 9/10/2021	EUR	400,000	506,477
1.25%, 8/1/2017	EUR	100,000	129,522
1.80%, 7/23/2020	EUR	300,000	400,595
6.63%, 2/3/2016	EUR	500,000	685,303
Verizon Communications, Inc.:
2.38%, 2/17/2022	EUR	500,000	674,656
3.25%, 2/17/2026	EUR	300,000	424,699
3.25%, 2/17/2026	EUR	100,000	141,566
4.07%, 6/18/2024	GBP	300,000	508,013
4.75%, 2/17/2034	GBP	300,000	524,644
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	350,000	600,003
4.88%, 1/19/2039	GBP	350,000	667,808
5.25%, 9/28/2035	GBP	250,000	493,737
5.63%, 3/27/2034	GBP	350,000	724,536
Wells Fargo & Co.:
2.13%, 6/4/2024	EUR	200,000	262,882
2.25%, 9/3/2020	EUR	300,000	407,925
2.25%, 5/2/2023	EUR	500,000	670,602
2.63%, 8/16/2022	EUR	450,000	622,234
4.13%, 11/3/2016	EUR	150,000	204,345
4.13%, 11/3/2016	EUR	350,000	476,805
4.63%, 11/2/2035	GBP	300,000	528,515

			59,346,683

TOTAL CORPORATE BONDS & NOTES —
(Cost $308,699,396)			305,866,864

	Shares
SHORT TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS — 0.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		999,539	999,539
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)		133,656	133,656

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,133,195)			1,133,195

TOTAL INVESTMENTS — 98.5% (f)
(Cost $309,832,591)			307,000,059
OTHER ASSETS & LIABILITIES — 1.5%			4,669,519

NET ASSETS — 100.0%			$311,669,578

(a)	A portion of the security was on loan at September 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2014, Open Forward Foreign Currency Contracts were as follows:

						Unrealized
					Settlement	Appreciation
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation) $

Barclays Bank PLC Wholesale	238,200,000	JPY	1,717,238	EUR	10/3/2014	(2,176)
Barclays Bank PLC Wholesale	1,738,394	EUR	238,200,000	JPY	10/3/2014	(24,549)
Barclays Bank PLC Wholesale	1,717,243	EUR	238,200,000	JPY	11/5/2014	2,228

						(24,497)

PLC = Public Limited Company

AUD — Australian Dollar

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.6%
BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2016 (a)	BRL	7,560,000	$2,673,825
Zero Coupon, 4/1/2016 (a)	BRL	2,050,000	704,039
Zero Coupon, 7/1/2016 (a)	BRL	4,940,000	1,645,131
Zero Coupon, 10/1/2016 (a)	BRL	1,050,000	338,922
Zero Coupon, 1/1/2017 (a)	BRL	3,250,000	1,018,789
Zero Coupon, 7/1/2017 (a)	BRL	2,100,000	620,710
Zero Coupon, 1/1/2018 (a)	BRL	4,300,000	1,197,219
Zero Coupon, 7/1/2018 (a)	BRL	1,200,000	314,678
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	4,340,000	1,695,145
10.00%, 1/1/2018	BRL	540,000	207,269
10.00%, 1/1/2019	BRL	650,000	245,780
10.00%, 1/1/2021	BRL	3,230,000	1,194,359
10.00%, 1/1/2023	BRL	3,480,000	1,262,333
10.00%, 1/1/2025	BRL	1,350,000	480,551
Brazilian Government International Bond:
8.50%, 1/5/2024 (b)	BRL	350,000	129,307
10.25%, 1/10/2028 (b)	BRL	250,000	101,037
12.50%, 1/5/2016	BRL	250,000	103,333

			13,932,427

CHILE — 1.7%
Bonos del Banco Central de Chile en Pesos:
6.00%, 2/1/2016	CLP	150,000,000	259,992
6.00%, 8/1/2016	CLP	130,000,000	228,288
6.00%, 1/1/2017	CLP	25,000,000	44,402
6.00%, 6/1/2017	CLP	55,000,000	98,289
6.00%, 3/1/2018	CLP	80,000,000	142,595
6.00%, 6/1/2018	CLP	70,000,000	125,605
6.00%, 2/1/2021	CLP	145,000,000	259,995
6.00%, 3/1/2022	CLP	150,000,000	271,536
6.00%, 3/1/2023	CLP	130,000,000	235,969
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	83,021
5.50%, 8/5/2020	CLP	95,000,000	167,809

			1,917,501

COLOMBIA — 4.5%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	228,000,000	97,304
7.75%, 4/14/2021	COP	380,000,000	203,869
9.85%, 6/28/2027	COP	95,000,000	59,372
9.85%, 6/28/2027	COP	20,000,000	12,499
12.00%, 10/22/2015	COP	50,000,000	26,466
Colombian TES:
5.00%, 11/21/2018	COP	500,000,000	240,832
6.00%, 4/28/2028	COP	500,000,000	220,593
7.00%, 9/11/2019	COP	500,000,000	257,367
7.00%, 5/4/2022	COP	1,000,000,000	502,133
7.25%, 6/15/2016	COP	1,250,000,000	639,666
7.50%, 8/26/2026	COP	1,000,000,000	507,676
8.00%, 10/28/2015	COP	1,240,000,000	634,359
10.00%, 7/24/2024	COP	1,000,000,000	604,349
11.00%, 7/24/2020	COP	1,000,000,000	605,073
11.25%, 10/24/2018	COP	710,000,000	418,230

			5,029,788

CZECH REPUBLIC — 3.7%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	2,500,000	115,667
0.85%, 3/17/2018	CZK	2,000,000	93,843
1.50%, 10/29/2019	CZK	6,000,000	289,298
2.50%, 8/25/2028	CZK	2,500,000	124,766
3.40%, 9/1/2015	CZK	—	—
3.75%, 9/12/2020	CZK	6,400,000	346,383
3.85%, 9/29/2021	CZK	6,200,000	342,534
4.00%, 4/11/2017	CZK	7,200,000	362,858
4.20%, 12/4/2036	CZK	4,800,000	283,132
4.60%, 8/18/2018	CZK	6,800,000	364,597
4.70%, 9/12/2022	CZK	9,200,000	540,641
5.00%, 4/11/2019	CZK	8,100,000	448,955
5.70%, 5/25/2024	CZK	10,500,000	680,012
6.95%, 1/26/2016	CZK	3,700,000	185,306

			4,177,992

HUNGARY — 3.2%
Hungary Government Bond:
4.00%, 4/25/2018	HUF	85,000,000	354,631
5.50%, 2/12/2016	HUF	93,000,000	397,917
5.50%, 12/22/2016	HUF	100,000,000	436,083
5.50%, 12/20/2018	HUF	47,000,000	206,813
5.50%, 6/24/2025	HUF	70,000,000	304,063
6.00%, 11/24/2023	HUF	72,000,000	324,023
6.50%, 6/24/2019	HUF	147,000,000	670,276
6.75%, 2/24/2017	HUF	50,000,000	222,881
6.75%, 11/24/2017	HUF	47,000,000	213,885
7.00%, 6/24/2022	HUF	49,000,000	232,951
7.50%, 11/12/2020	HUF	51,200,000	247,532

			3,611,055

INDONESIA — 4.5%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	149,528
5.63%, 5/15/2023	IDR	1,500,000,000	102,175
6.13%, 5/15/2028	IDR	10,500,000,000	691,699
6.25%, 4/15/2017	IDR	1,500,000,000	119,090
6.38%, 4/15/2042	IDR	1,700,000,000	101,746
7.00%, 5/15/2022	IDR	1,290,000,000	98,457
7.00%, 5/15/2027	IDR	2,300,000,000	163,275
7.88%, 4/15/2019	IDR	3,500,000,000	282,930
8.25%, 7/15/2021	IDR	1,940,000,000	157,620
8.25%, 6/15/2032	IDR	6,510,000,000	507,550
8.38%, 3/15/2024	IDR	2,300,000,000	187,341
8.38%, 9/15/2026	IDR	500,000,000	40,430
8.38%, 3/15/2034	IDR	3,000,000,000	232,171

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

9.00%, 3/15/2029	IDR	3,000,000,000	$250,227
9.50%, 7/15/2031	IDR	580,000,000	50,455
9.50%, 5/15/2041	IDR	1,000,000,000	85,566
9.75%, 5/15/2037	IDR	1,250,000,000	110,398
10.00%, 7/15/2017	IDR	1,800,000,000	155,109
10.00%, 9/15/2024	IDR	1,000,000,000	90,275
10.00%, 2/15/2028	IDR	1,400,000,000	128,185
10.50%, 8/15/2030	IDR	2,600,000,000	243,702
10.75%, 5/15/2016	IDR	2,100,000,000	180,357
11.00%, 11/15/2020	IDR	3,390,000,000	312,570
11.00%, 9/15/2025	IDR	2,950,000,000	287,093
11.50%, 9/15/2019	IDR	900,000,000	83,809
12.80%, 6/15/2021	IDR	2,150,000,000	215,265

			5,027,023

ISRAEL — 4.5%
Israel Government Bond — Fixed:
2.25%, 5/31/2019	ILS	570,000	162,338
3.75%, 3/31/2024	ILS	600,000	181,750
4.00%, 1/31/2018	ILS	1,500,000	450,456
4.25%, 8/31/2016	ILS	2,000,000	583,303
4.25%, 3/31/2023	ILS	1,550,000	487,854
5.00%, 1/31/2020	ILS	1,700,000	547,770
5.50%, 2/28/2017	ILS	1,750,000	532,244
5.50%, 1/31/2022	ILS	1,420,000	480,277
5.50%, 1/31/2042	ILS	850,000	303,039
6.00%, 2/28/2019	ILS	1,550,000	509,974
6.25%, 10/30/2026	ILS	1,480,000	550,039
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	1,150,000	337,940

			5,126,984

MALAYSIA — 4.5%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	870,000	264,496
3.20%, 10/15/2015	MYR	300,000	91,279
3.26%, 3/1/2018	MYR	1,110,000	335,236
3.31%, 10/31/2017	MYR	960,000	290,455
3.39%, 3/15/2017	MYR	1,950,000	593,218
3.48%, 3/15/2023	MYR	260,000	77,001
3.49%, 3/31/2020	MYR	1,300,000	391,108
3.50%, 5/31/2027	MYR	600,000	170,174
3.58%, 9/28/2018	MYR	2,000,000	609,492
3.65%, 10/31/2019	MYR	580,000	176,516
3.73%, 6/15/2028	MYR	240,000	69,196
3.84%, 4/15/2033	MYR	870,000	248,595
3.89%, 3/15/2027	MYR	600,000	178,243
4.01%, 9/15/2017	MYR	970,000	299,389
4.13%, 4/15/2032	MYR	300,000	89,297
4.16%, 7/15/2021	MYR	1,390,000	431,378
4.18%, 7/15/2024	MYR	900,000	279,797
4.23%, 6/30/2031	MYR	200,000	60,559
4.38%, 11/29/2019	MYR	400,000	125,697
4.39%, 4/15/2026	MYR	900,000	280,889
4.94%, 9/30/2043	MYR	150,000	47,137

			5,109,152

MEXICO — 9.6%
Mexican Bonos:
4.75%, 6/14/2018	MXN	11,400,000	843,107
5.00%, 6/15/2017	MXN	6,400,000	483,817
6.00%, 6/18/2015	MXN	2,500,000	189,874
6.25%, 6/16/2016	MXN	11,000,000	854,281
6.50%, 6/10/2021	MXN	5,300,000	411,483
6.50%, 6/9/2022	MXN	7,300,000	562,717
7.25%, 12/15/2016	MXN	9,300,000	737,890
7.50%, 6/3/2027	MXN	11,420,000	929,758
7.75%, 12/14/2017	MXN	12,000,000	973,313
7.75%, 5/29/2031	MXN	7,200,000	592,000
7.75%, 11/23/2034	MXN	1,000,000	82,406
7.75%, 11/13/2042	MXN	7,300,000	595,448
8.00%, 6/11/2020	MXN	5,700,000	476,872
8.00%, 12/7/2023	MXN	7,900,000	666,218
8.50%, 12/13/2018	MXN	5,000,000	420,199
8.50%, 5/31/2029	MXN	5,850,000	513,398
8.50%, 11/18/2038	MXN	4,500,000	395,805
10.00%, 12/5/2024	MXN	6,000,000	576,853
10.00%, 11/20/2036	MXN	5,300,000	533,456

			10,838,895

NIGERIA — 2.6%
Nigeria Government Bond:
4.00%, 4/23/2015	NGN	31,000,000	182,401
7.00%, 10/23/2019	NGN	55,000,000	272,698
10.00%, 7/23/2030	NGN	130,000,000	662,511
10.70%, 5/30/2018	NGN	63,440,000	372,228
13.05%, 8/16/2016	NGN	20,000,000	124,253
14.20%, 3/14/2024	NGN	49,000,000	328,164
15.10%, 4/27/2017	NGN	65,000,000	423,205
16.39%, 1/27/2022	NGN	74,000,000	538,325

			2,903,785

PERU — 2.0%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,070,000	384,017
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	710,000	237,738
6.85%, 2/12/2042	PEN	880,000	306,215
6.90%, 8/12/2037	PEN	400,000	139,520
6.90%, 8/12/2037	PEN	350,000	122,080
7.84%, 8/12/2020	PEN	1,895,000	745,659
8.20%, 8/12/2026	PEN	620,000	254,905
8.60%, 8/12/2017	PEN	230,000	89,769

			2,279,903

PHILIPPINES — 4.3%
Philippine Government Bond:
3.88%, 11/22/2019	PHP	28,160,000	638,339
4.00%, 12/6/2022	PHP	12,000,000	263,447
4.13%, 8/20/2024	PHP	9,000,000	199,333
5.00%, 8/18/2018	PHP	7,900,000	187,017
5.75%, 11/24/2021	PHP	2,800,000	69,291
5.88%, 1/31/2018	PHP	3,400,000	82,082
5.88%, 12/16/2020	PHP	7,950,000	195,547
6.13%, 10/24/2037	PHP	12,500,000	316,396
6.38%, 1/19/2022	PHP	12,900,000	329,596
7.00%, 1/27/2016	PHP	9,300,000	219,911
7.00%, 3/31/2017	PHP	6,000,000	145,892
7.75%, 8/23/2017	PHP	5,000,000	126,487
7.75%, 2/18/2020	PHP	4,100,000	108,218
7.88%, 2/19/2019	PHP	1,000,000	26,148

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

8.00%, 7/19/2031	PHP	26,887,338	$831,759
8.13%, 12/16/2035	PHP	26,200,000	806,046
9.13%, 9/4/2016	PHP	3,000,000	75,229
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	238,706

			4,859,444

POLAND — 6.6%
Poland Government Bond:
Zero Coupon, 1/25/2016 (a)	PLN	2,450,000	721,979
Zero Coupon, 7/25/2016 (a)	PLN	200,000	58,350
2.50%, 7/25/2018	PLN	2,030,000	619,580
3.25%, 7/25/2019	PLN	1,100,000	345,948
3.75%, 4/25/2018	PLN	1,850,000	588,873
4.00%, 10/25/2023	PLN	2,200,000	718,316
4.75%, 10/25/2016	PLN	200,000	63,813
4.75%, 4/25/2017	PLN	2,150,000	693,731
5.00%, 4/25/2016	PLN	1,700,000	537,733
5.25%, 10/25/2017	PLN	2,200,000	726,834
5.25%, 10/25/2020	PLN	1,190,000	413,633
5.50%, 10/25/2019	PLN	850,000	294,886
5.75%, 10/25/2021	PLN	1,200,000	431,846
5.75%, 9/23/2022	PLN	1,800,000	654,684
5.75%, 4/25/2029	PLN	630,000	244,595
6.25%, 10/24/2015	PLN	1,200,000	378,995

			7,493,796

ROMANIA — 2.5%
Romania Government Bond:
4.75%, 8/29/2016	RON	780,000	231,297
4.75%, 6/24/2019	RON	900,000	271,444
5.60%, 11/28/2018	RON	900,000	280,430
5.75%, 1/27/2016	RON	1,600,000	476,086
5.75%, 4/29/2020	RON	580,000	181,224
5.80%, 7/26/2027	RON	250,000	79,886
5.85%, 4/26/2023	RON	800,000	255,180
5.90%, 7/26/2017	RON	1,020,000	313,705
5.95%, 6/11/2021	RON	900,000	287,974
6.00%, 4/30/2016	RON	1,550,000	465,633

			2,842,859

RUSSIA — 3.9%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	670,105
6.40%, 5/27/2020	RUB	11,000,000	248,085
6.70%, 5/15/2019	RUB	8,700,000	198,045
6.80%, 12/11/2019	RUB	7,900,000	180,848
6.90%, 8/3/2016	RUB	3,800,000	92,899
7.00%, 1/25/2023	RUB	4,600,000	101,571
7.00%, 8/16/2023	RUB	24,000,000	523,686
7.05%, 1/19/2028	RUB	20,200,000	426,674
7.35%, 1/20/2016	RUB	7,200,000	179,185
7.40%, 6/14/2017	RUB	7,620,000	184,263
7.50%, 3/15/2018	RUB	17,500,000	420,301
7.50%, 2/27/2019	RUB	13,000,000	308,411
7.60%, 4/14/2021	RUB	13,300,000	310,686
7.60%, 7/20/2022	RUB	8,000,000	184,654
8.15%, 2/3/2027	RUB	9,000,000	210,808
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	120,723

			4,360,944

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	6,700,000	444,741
6.50%, 2/28/2041	ZAR	8,300,000	552,227
6.75%, 3/31/2021	ZAR	4,300,000	358,596
7.00%, 2/28/2031	ZAR	6,200,000	465,895
7.25%, 1/15/2020	ZAR	6,650,000	575,603
7.75%, 2/28/2023	ZAR	3,650,000	315,564
8.00%, 12/21/2018	ZAR	5,100,000	458,832
8.00%, 1/31/2030	ZAR	1,700,000	141,197
8.25%, 9/15/2017	ZAR	6,800,000	618,378
8.75%, 2/28/2048	ZAR	2,400,000	207,069
10.50%, 12/21/2026	ZAR	9,100,000	937,316
13.50%, 9/15/2016	ZAR	1	—

			5,075,418

SOUTH KOREA — 12.4%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,214,000,000	2,110,831
2.75%, 6/10/2016	KRW	790,000,000	754,779
2.75%, 6/10/2017	KRW	530,000,000	507,910
2.75%, 9/10/2017	KRW	1,530,000,000	1,466,875
2.75%, 3/10/2018	KRW	729,000,000	698,948
3.00%, 12/10/2016	KRW	90,000,000	86,583
3.00%, 3/10/2023	KRW	580,000,000	556,871
3.00%, 12/10/2042	KRW	550,000,000	509,006
3.13%, 3/10/2019	KRW	630,000,000	612,279
3.25%, 9/10/2018	KRW	200,000,000	195,166
3.38%, 9/10/2023	KRW	330,000,000	325,613
3.50%, 9/10/2016	KRW	200,000,000	193,910
3.50%, 3/10/2017	KRW	190,000,000	185,126
3.50%, 3/10/2024	KRW	630,000,000	628,188
3.75%, 6/10/2022	KRW	450,000,000	454,573
3.75%, 12/10/2033	KRW	300,000,000	313,056
4.00%, 3/10/2016	KRW	525,000,000	509,829
4.00%, 12/10/2031	KRW	320,000,000	342,619
4.25%, 6/10/2021	KRW	867,000,000	901,206
4.75%, 12/10/2030	KRW	870,000,000	1,006,162
5.00%, 6/10/2020	KRW	500,000,000	534,423
5.25%, 9/10/2015	KRW	—	—
5.50%, 12/10/2029	KRW	280,000,000	345,682
5.75%, 9/10/2018	KRW	720,000,000	765,682

			14,005,317

THAILAND — 5.8%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	368,638
3.13%, 12/11/2015	THB	5,650,000	176,128
3.25%, 6/16/2017	THB	21,000,000	660,098
3.45%, 3/8/2019	THB	17,500,000	549,734
3.58%, 12/17/2027	THB	13,650,000	418,202
3.63%, 6/16/2023	THB	16,880,000	530,241
3.65%, 12/17/2021	THB	20,700,000	655,519
3.65%, 6/20/2031	THB	10,700,000	321,262
3.78%, 6/25/2032	THB	9,700,000	292,258
3.80%, 6/14/2041	THB	17,000,000	499,124

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

3.88%, 6/13/2019	THB	29,000,000	$931,709
4.13%, 11/18/2016	THB	8,000,000	255,497
4.68%, 6/29/2044	THB	10,000,000	338,951
4.85%, 6/17/2061	THB	2,000,000	68,932
4.88%, 6/22/2029	THB	6,500,000	226,183
5.13%, 3/13/2018	THB	6,000,000	199,152
5.40%, 7/27/2016	THB	1,100,000	35,750

			6,527,378

TURKEY — 4.5%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	1,390,000	553,520
7.10%, 3/8/2023	TRY	950,000	354,043
8.20%, 7/13/2016	TRY	800,000	342,161
8.30%, 10/7/2015	TRY	600,000	260,303
8.50%, 7/10/2019	TRY	500,000	209,576
8.50%, 9/14/2022	TRY	700,000	284,812
8.80%, 11/14/2018	TRY	1,100,000	469,748
8.80%, 9/27/2023	TRY	800,000	330,410
9.00%, 1/27/2016	TRY	510,000	221,537
9.00%, 3/8/2017	TRY	1,600,000	694,493
9.00%, 7/24/2024	TRY	200,000	83,830
9.50%, 1/12/2022	TRY	1,100,000	476,982
10.40%, 3/20/2024	TRY	500,000	227,990
10.50%, 1/15/2020	TRY	1,170,000	535,036

			5,044,441

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $116,573,222)			110,164,102

	Shares
SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)		997,331	997,331
State Street Navigator Securities Lending Prime Portfolio (c)(e)		127,398	127,398

TOTAL SHORT TERM INVESTMENT — (f)
(Cost $1,124,729)			1,124,729

TOTAL INVESTMENTS — 98.6% (g)
(Cost $117,697,951)			111,288,831
OTHER ASSETS & LIABILITIES — 1.4%			1,590,189

NET ASSETS — 100.0%			$112,879,020

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2014, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

UBS AG London	RUB	17,800,000	USD	449,199	10/10/2014	(38,047)
UBS AG London	RUB	17,800,000	USD	446,214	11/10/2014	(13,540)
UBS AG London	USD	(17,800,000)	RUB	(449,199)	10/10/2014	13,345
UBS AG London	USD	(4,700,000)	RUB	(117,821)	11/10/2014	(59)

						(38,301)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 96.4%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		50,000	$52,250

AUSTRALIA — 0.9%
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)		300,000	310,125

AUSTRIA — 1.2%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	212,500
OAS Investments GmbH 8.25%, 10/19/2019		200,000	196,242

			408,742

BRAZIL — 0.9%
Oi SA 5.75%, 2/10/2022		200,000	187,020
Telemar Norte Leste SA 5.13%, 12/15/2017	EUR	100,000	132,956

			319,976

CANADA — 7.3%
Air Canada 7.75%, 4/15/2021 (a)		100,000	102,000
Bombardier, Inc.:
4.75%, 4/15/2019 (a)		100,000	99,750
5.75%, 3/15/2022 (a)		100,000	99,500
6.00%, 10/15/2022 (a)		100,000	99,500
6.13%, 5/15/2021	EUR	100,000	137,378
7.50%, 3/15/2018 (a)		100,000	109,250
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	100,500
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	97,000
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)		100,000	101,000
7.25%, 5/15/2022 (a)		200,000	204,500
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	31,800
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	53,250
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)		50,000	49,500
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	103,500
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)		100,000	104,000
Novelis, Inc. 8.75%, 12/15/2020		150,000	160,313
Pacific Rubiales Energy Corp. 5.38%, 1/26/2019		250,000	253,750
Precision Drilling Corp. 5.25%, 11/15/2024 (a)		100,000	96,500
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	99,250
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	54,000
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	100,750
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/2018 (a)		100,000	105,500
7.50%, 7/15/2021 (a)		100,000	107,000

			2,469,491

CAYMAN ISLANDS — 1.4%
UPCB Finance II, Ltd. 6.38%, 7/1/2020	EUR	100,000	132,831
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)		150,000	156,765
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		200,000	193,000

			482,596

CHINA — 1.5%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	102,500
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)		200,000	215,760
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018		200,000	187,000

			505,260

COLOMBIA — 0.4%
Bancolombia SA 5.13%, 9/11/2022		150,000	150,600

CZECH REPUBLIC — 0.4%
CE Energy AS 7.00%, 2/1/2021	EUR	100,000	129,167

DOMINICAN REPUBLIC — 0.6%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019		200,000	194,000

FINLAND — 1.0%
Nokia oyj 6.63%, 5/15/2039		100,000	105,500
Nokia Oyj 6.75%, 2/4/2019	EUR	50,000	74,768
Stora Enso Oyj 5.50%, 3/7/2019	EUR	100,000	140,802

			321,070

FRANCE — 10.0%
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	150,000	197,316
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	88,112
Casino Guichard Perracho SA 4.87%, 1/31/2049 (b)	EUR	100,000	128,852
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021		200,000	175,000
CMA CGM SA 8.50%, 4/15/2017 (a)(c)		150,000	154,500
Groupama SA:
6.30%, 10/29/2049 (b)	EUR	50,000	63,320
7.88%, 10/27/2039 (b)	EUR	50,000	70,742
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	139,273
Labco SA 8.50%, 1/15/2018	EUR	100,000	132,483

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Lafarge SA:
4.75%, 9/30/2020	EUR	100,000	$147,028
6.63%, 11/29/2018	EUR	50,000	74,210
6.75%, 12/16/2019	EUR	100,000	152,727
8.88%, 11/24/2016	EUR	100,000	146,642
Numericable Group SA:
4.88%, 5/15/2019 (a)		200,000	197,500
5.63%, 5/15/2024	EUR	100,000	130,294
6.25%, 5/15/2024 (a)		200,000	199,500
Peugeot SA:
5.63%, 7/11/2017	EUR	100,000	137,694
6.50%, 1/18/2019	EUR	100,000	144,011
Renault SA:
3.63%, 9/19/2018	EUR	150,000	203,978
4.63%, 9/18/2017	EUR	50,000	68,874
Rexel SA 5.13%, 6/15/2020	EUR	100,000	133,273
Societe Generale SA:
5.92%, 12/31/2049 (a)(b)		100,000	105,500
8.88%, 6/29/2049 (b)	GBP	50,000	91,207
9.38%, 9/29/2049 (b)	EUR	100,000	154,748
Veolia Environnement SA 4.45%, 1/29/2049 (b)	EUR	100,000	129,181

			3,365,965

GERMANY — 5.0%
Commerzbank AG:
6.38%, 3/22/2019	EUR	50,000	71,374
7.75%, 3/16/2021	EUR	100,000	152,718
8.13%, 9/19/2023 (a)		200,000	230,900
Deutsche Lufthansa AG 6.50%, 7/7/2016	EUR	50,000	69,646
K+S AG 4.13%, 12/6/2021	EUR	100,000	142,815
ThyssenKrupp AG:
4.00%, 8/27/2018	EUR	150,000	203,699
4.38%, 2/28/2017	EUR	100,000	134,219
Trionista TopCo GmbH 6.88%, 4/30/2021	EUR	100,000	132,224
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/2023 (a)		200,000	202,000
6.25%, 1/15/2029	EUR	100,000	140,415
Unitymedia KabelBW GmbH 9.50%, 3/15/2021	EUR	150,000	213,884

			1,693,894

HUNGARY — 0.4%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	100,000	136,787

INDIA — 0.5%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)		150,000	156,450

IRELAND — 4.2%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		200,000	195,894
Allied Irish Banks PLC 2.88%, 11/28/2016	EUR	100,000	129,458
Ardagh Packaging Finance PLC 9.25%, 10/15/2020	EUR	100,000	135,168
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/2021 (a)		200,000	192,000
Bank of Ireland:
2.00%, 5/8/2017	EUR	100,000	127,718
3.25%, 1/15/2019	EUR	100,000	132,800
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	182,250
Nara Cable Funding, Ltd. 8.88%, 12/1/2018	EUR	100,000	132,957
Smurfit Kappa Acquisitions 3.25%, 6/1/2021	EUR	100,000	125,378
UT2 Funding PLC 5.32%, 6/30/2016	EUR	50,000	64,347

			1,417,970

ISRAEL — 0.3%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		100,000	106,375

ITALY — 7.2%
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	132,325
Banca Monte dei Paschi di Siena SpA:
3.63%, 4/1/2019	EUR	100,000	127,504
5.60%, 9/9/2020	EUR	50,000	66,015
Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	134,948
Banca Popolare di Vicenza 3.50%, 1/20/2017	EUR	100,000	129,764
Banco Popolare SC:
3.50%, 3/14/2019	EUR	100,000	131,146
3.75%, 1/28/2016	EUR	100,000	129,835
6.00%, 11/5/2020	EUR	50,000	67,505
Enel SpA:
6.50%, 1/10/2074 (b)	EUR	100,000	138,010
6.63%, 9/15/2076 (b)	GBP	100,000	168,667
8.75%, 9/24/2073 (a)(b)		200,000	231,760
Gtech Spa 8.25%, 3/31/2066 (b)	EUR	50,000	67,584
Intesa Sanpaolo SpA 6.63%, 5/8/2018	EUR	100,000	141,642
Telecom Italia SpA:
5.25%, 2/10/2022	EUR	100,000	142,031
5.38%, 1/29/2019	EUR	100,000	140,598
7.38%, 12/15/2017	GBP	50,000	90,440
UniCredit SpA:
3.95%, 2/1/2016	EUR	50,000	64,978
6.70%, 6/5/2018	EUR	50,000	71,453
UnipolSai SpA 5.75%, 12/31/2049 (b)	EUR	100,000	122,712
Veneto Banca SCPA 4.00%, 1/20/2017	EUR	100,000	129,260

			2,428,177

JAMAICA — 0.9%
Digicel Group Ltd. 7.13%, 4/1/2022		200,000	199,600
Digicel Ltd. 8.25%, 9/1/2017		100,000	101,880

			301,480

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

JAPAN — 0.6%
Softbank Corp. 4.50%, 4/15/2020 (a)		200,000	$199,500

KAZAKHSTAN — 0.1%
BTA Bank JSC 5.50%, 12/21/2022		50,000	38,510

LUXEMBOURG — 18.7%
Altice SA:
7.25%, 5/15/2022	EUR	150,000	196,120
7.75%, 5/15/2022 (a)		200,000	206,500
ArcelorMittal:
3.00%, 3/25/2019	EUR	100,000	128,851
5.00%, 2/25/2017		200,000	206,980
5.88%, 11/17/2017	EUR	—	—
6.75%, 2/25/2022		100,000	107,375
7.25%, 3/1/2041		50,000	50,125
7.50%, 10/15/2039		50,000	51,500
10.35%, 6/1/2019		100,000	122,000
10.63%, 6/3/2016	EUR	50,000	72,639
CHC Helicopter SA 9.25%, 10/15/2020		135,000	143,775
Cirsa Funding Luxembourg SA 8.75%, 5/15/2018	EUR	100,000	130,746
CNH Industrial Finance Europe SA:
2.75%, 3/18/2019	EUR	100,000	127,284
6.25%, 3/9/2018	EUR	100,000	142,273
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	203,500
CSN Resources SA 6.50%, 7/21/2020		150,000	153,300
Evraz Group SA 7.40%, 4/24/2017		250,000	250,000
Fiat Finance & Trade SA:
4.75%, 3/22/2021	EUR	100,000	130,931
4.75%, 7/15/2022	EUR	100,000	130,049
6.38%, 4/1/2016	EUR	100,000	133,589
6.63%, 3/15/2018	EUR	100,000	139,109
6.75%, 10/14/2019	EUR	100,000	142,344
Finmeccanica Finance SA:
4.38%, 12/5/2017	EUR	100,000	135,139
4.50%, 1/19/2021	EUR	100,000	133,374
5.25%, 1/21/2022	EUR	50,000	69,688
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)		200,000	212,000
HeidelbergCement Finance Luxembourg SA:
3.25%, 10/21/2021	EUR	100,000	132,620
7.50%, 4/3/2020	EUR	50,000	79,427
INEOS Group Holdings SA 6.50%, 8/15/2018	EUR	100,000	129,468
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		100,000	95,500
6.63%, 12/15/2022		100,000	101,000
7.25%, 4/1/2019		150,000	157,500
7.25%, 10/15/2020		200,000	211,500
Intelsat Luxembourg SA 8.13%, 6/1/2023		100,000	104,250
Millicom International Cellular SA 6.63%, 10/15/2021 (a)		200,000	207,500
Offshore Drilling Holding SA 8.63%, 9/20/2020		200,000	211,500
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	241,762
Sunrise Communications Holdings SA 8.50%, 12/31/2018 (c)	EUR	100,000	132,641
Telecom Italia Capital SA:
7.18%, 6/18/2019		100,000	113,000
7.20%, 7/18/2036		100,000	107,000
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	81,463
Telenet Finance V Luxembourg SCA 6.25%, 8/15/2022	EUR	100,000	136,434
UniCredit Bank Luxembourg SA 8.13%, 12/29/2049 (b)	EUR	50,000	73,900
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	260,356
7.38%, 4/23/2021 (a)		200,000	201,000

			6,297,012

MEXICO — 0.5%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	169,800

MIDWAY ISLANDS — 0.2%
Teekay Corp. 8.50%, 1/15/2020		50,000	55,500

NETHERLANDS — 12.5%
Deutsche Annington Finance BV 4.63%, 4/8/2074 (b)	EUR	100,000	129,167
EDP Finance BV:
4.13%, 1/20/2021	EUR	100,000	137,694
4.75%, 9/26/2016	EUR	50,000	67,131
5.25%, 1/14/2021 (a)		200,000	207,874
5.75%, 9/21/2017	EUR	100,000	141,332
Fresenius Finance BV:
2.88%, 7/15/2020	EUR	100,000	132,856
4.25%, 4/15/2019	EUR	50,000	70,076
Grupo Isolux Corsan Finance BV 6.63%, 4/15/2021	EUR	100,000	122,535
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	150,000	217,569
ING Groep NV 5.78%, 12/29/2049 (b)		100,000	102,250
Koninklijke KPN NV 6.13%, 3/29/2049 (b)	EUR	100,000	133,064
Marfrig Holding Europe BV 6.88%, 6/24/2019		200,000	194,600
Metinvest BV 8.75%, 2/14/2018		200,000	136,000
Myriad International Holdings BV 6.38%, 7/28/2017 (a)		100,000	108,500
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	196,500
Portugal Telecom International Finance BV:
4.63%, 5/8/2020	EUR	100,000	130,330
5.00%, 11/4/2019	EUR	100,000	133,626
Schaeffler Finance BV:
3.25%, 5/15/2019	EUR	100,000	125,629
7.75%, 2/15/2017	EUR	—	—
7.75%, 2/15/2017 (a)		200,000	217,500

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Schaeffler Holding Finance BV 6.88%, 8/15/2018	EUR	100,000	$132,389
Sensata Technologies BV 6.50%, 5/15/2019 (a)		50,000	52,125
Telefonica Europe BV:
5.88%, 3/31/2049 (b)	EUR	100,000	132,061
6.50%, 9/29/2049 (b)	EUR	100,000	137,084
7.63%, 9/29/2049 (b)	EUR	—	—
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	50,000	69,517
UPC Holding BV 6.75%, 3/15/2023	CHF	150,000	171,507
VimpelCom Holdings BV:
5.95%, 2/13/2023		250,000	228,750
6.25%, 3/1/2017		250,000	253,750
VTR Finance BV 6.88%, 1/15/2024		200,000	207,000
Ziggo Bond Co. BV 8.00%, 5/15/2018	EUR	100,000	131,378

			4,219,794

PORTUGAL — 0.7%
Banco Espirito Santo SA:
2.63%, 5/8/2017	EUR	100,000	109,903
4.00%, 1/21/2019	EUR	100,000	113,692

			223,595

SINGAPORE — 0.1%
Flextronics International, Ltd. 5.00%, 2/15/2023		50,000	49,875

SOUTH AFRICA — 0.7%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/2020		200,000	220,120

SOUTH KOREA — 0.3%
Woori Bank Co. Ltd. 6.21%, 5/2/2067 (a)(b)		100,000	108,144

SPAIN — 2.9%
Abengoa Finance SAU:
7.75%, 2/1/2020 (a)		170,000	182,750
8.88%, 2/5/2018	EUR	100,000	139,495
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	130,293
Bankia SA:
3.50%, 1/17/2019	EUR	100,000	135,799
4.00%, 5/22/2024 (b)	EUR	100,000	121,272
BPE Financiaciones SA 2.88%, 5/19/2016	EUR	100,000	129,078
Obrascon Huarte Lain SA 8.75%, 3/15/2018	EUR	100,000	134,536

			973,223

SWEDEN — 0.4%
Verisure Holding AB 8.75%, 9/1/2018	EUR	100,000	134,599

TURKEY — 0.6%
Yapi ve Kredi Bankasi AS 5.50%, 12/6/2022		200,000	185,500

UNITED KINGDOM — 11.2%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	205,000
Arqiva Broadcast Finance Plc 9.50%, 3/31/2020	GBP	100,000	179,153
Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	175,084
Crown Newco 3 PLC 7.00%, 2/15/2018	GBP	100,000	167,627
HBOS Capital Funding LP 6.46%, 11/29/2049 (b)	GBP	100,000	170,221
Ineos Finance PLC 7.50%, 5/1/2020 (a)		150,000	159,750
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)		100,000	97,750
Investec Bank PLC 9.63%, 2/17/2022	GBP	100,000	189,957
Jaguar Land Rover Automotive PLC 8.13%, 5/15/2021 (a)		150,000	164,062
Kerling PLC 10.63%, 2/1/2017	EUR	100,000	131,062
New Look Bondco I PLC 8.75%, 5/14/2018	GBP	100,000	169,005
OTE PLC 7.88%, 2/7/2018	EUR	100,000	146,537
Rexam PLC 6.75%, 6/29/2067 (b)	EUR	50,000	66,636
Royal Bank of Scotland Group PLC:
3.63%, 3/25/2024 (b)	EUR	100,000	128,751
5.13%, 5/28/2024		100,000	98,256
6.10%, 6/10/2023		350,000	369,563
7.64%, 12/31/2049 (b)		100,000	105,750
7.65%, 12/31/2049 (b)		50,000	58,500
The Royal Bank of Scotland Plc 4.63%, 9/22/2021 (b)	EUR	50,000	64,268
Thomas Cook Finance PLC 7.75%, 6/15/2020	EUR	100,000	134,391
Vedanta Resources PLC 7.13%, 5/31/2023		200,000	205,250
Virgin Media Secured Finance PLC:
5.38%, 4/15/2021 (a)		250,000	251,875
5.50%, 1/15/2021	GBP	100,000	167,387
6.00%, 4/15/2021	GBP	100,000	167,144

			3,772,979

UNITED STATES — 2.6%
Cemex Finance LLC 9.38%, 10/12/2022		200,000	225,500
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)		100,000	105,270
5.88%, 1/31/2022 (a)		100,000	106,000
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	108,000
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)		200,000	195,500
SMFG Preferred Capital USD 3, Ltd. 9.50%, 7/29/2049 (a)(b)		100,000	123,000

			863,270

TOTAL CORPORATE BONDS & NOTES —
(Cost $33,955,006)			32,461,796

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)(f) (Cost $286,760)	286,760	$286,760

TOTAL INVESTMENTS — 97.3% (g)
(Cost $34,241,766)		32,748,556
OTHER ASSETS & LIABILITIES — 2.7%		916,851

NET ASSETS — 100.0%		$33,665,407

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 24.3% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 1.6%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)(b)	$6,670,000	$6,920,125
BE Aerospace, Inc.:
5.25%, 4/1/2022	14,405,000	15,521,387
6.88%, 10/1/2020	10,378,000	11,078,515
Bombardier, Inc.:
6.00%, 10/15/2022 (a)(b)	18,770,000	18,676,150
6.13%, 1/15/2023 (a)(b)	15,696,000	15,715,620
7.75%, 3/15/2020 (a)(b)	10,608,000	11,564,842
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	11,728,000	11,258,880
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	7,527,000	7,865,715
7.13%, 3/15/2021	6,989,000	7,530,648
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)(b)	8,202,000	8,140,485
TransDigm, Inc.:
5.50%, 10/15/2020	7,570,000	7,342,900
6.00%, 7/15/2022 (a)	12,505,000	12,348,687
6.50%, 7/15/2024 (a)	15,425,000	15,367,156

		149,331,110

AIRLINES — 0.1%
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)(b)	2,667,000	2,633,663
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	10,559,000	10,849,372

		13,483,035

AUTO COMPONENTS — 0.8%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	6,050,000	6,367,625
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (a)(b)	9,195,000	9,201,437
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	11,110,000	11,554,400
Tenneco, Inc. 6.88%, 12/15/2020	8,344,000	8,802,920
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	13,123,000	13,647,920
7.00%, 5/15/2022 (b)	7,332,000	7,854,405
8.25%, 8/15/2020	10,773,000	11,527,110

		68,955,817

AUTOMOBILES — 1.8%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/2019 (b)	33,627,000	35,686,654
8.25%, 6/15/2021 (b)	41,395,000	45,120,550
General Motors Co.:
3.50%, 10/2/2018	20,665,000	21,000,806
4.88%, 10/2/2023 (b)	15,567,000	16,462,102
6.25%, 10/2/2043	17,357,000	20,307,690
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	8,879,000	9,189,765
Navistar International Corp. 8.25%, 11/1/2021 (b)	16,761,000	17,180,025

		164,947,592

BANKS — 2.1%
CIT Group, Inc.:
4.25%, 8/15/2017	23,112,000	23,343,120
5.25%, 3/15/2018 (b)	20,250,000	20,857,500
5.50%, 2/15/2019 (a)	24,450,000	25,580,813
Commerzbank AG 8.13%, 9/19/2023 (a)	15,317,000	17,683,477
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	14,662,000	14,515,380
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	22,450,000	22,058,494
6.00%, 12/19/2023	29,060,000	30,464,731
6.13%, 12/15/2022 (b)	30,094,000	31,852,633

		186,356,148

BEVERAGES — 0.4%
Constellation Brands, Inc.:
3.75%, 5/1/2021 (b)	9,255,000	9,081,469
4.25%, 5/1/2023	6,470,000	6,316,337
6.00%, 5/1/2022 (b)	8,603,000	9,377,270
Cott Beverages, Inc. 5.38%, 7/1/2022 (a)	7,920,000	7,662,600

		32,437,676

BUILDING PRODUCTS — 0.8%
Associated Materials LLC 9.13%, 11/1/2017 (b)	18,458,000	18,088,840
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	12,355,000	12,941,863
Griffon Corp. 5.25%, 3/1/2022 (b)	7,400,000	7,048,500
Masco Corp. 7.13%, 3/15/2020 (b)(c)	7,575,000	8,711,250
Masonite International Corp. 8.25%, 4/15/2021 (a)(b)	8,018,000	8,579,260
Nortek, Inc. 8.50%, 4/15/2021	9,115,000	9,798,625
Ply Gem Industries, Inc. 6.50%, 2/1/2022 (b)	7,981,000	7,581,950
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/2020	130,000	143,650

		72,893,938

CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	8,961,000	9,229,830
6.38%, 11/15/2019	9,887,000	10,381,350
Walter Investment Management Corp. 7.88%, 12/15/2021 (a)(b)	10,593,000	10,434,105

		30,045,285

CHEMICALS — 2.6%
Ashland, Inc.:
3.00%, 3/15/2016	5,404,000	5,404,000
3.88%, 4/15/2018 (b)	7,252,000	7,270,130
4.75%, 8/15/2022	13,092,000	12,764,700

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Celanese US Holdings LLC:
4.63%, 11/15/2022	$8,274,000	$8,108,520
6.63%, 10/15/2018	5,649,000	5,832,593
Eagle Spinco, Inc. 4.63%, 2/15/2021	8,316,000	7,983,360
Hexion US Finance Corp. 6.63%, 4/15/2020	18,262,000	18,353,310
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC:
8.88%, 2/1/2018 (b)	16,469,000	16,777,794
9.00%, 11/15/2020 (b)	10,150,000	9,667,875
Huntsman International LLC:
4.88%, 11/15/2020 (b)	7,050,000	6,944,250
8.63%, 3/15/2021	8,164,000	8,817,120
Ineos Finance PLC:
7.50%, 5/1/2020 (a)	11,029,000	11,745,885
8.38%, 2/15/2019 (a)(b)	9,325,000	9,977,750
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)(b)	7,736,000	7,716,660
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	14,683,000	15,270,320
PolyOne Corp. 5.25%, 3/15/2023	9,401,000	9,118,970
PQ Corp. 8.75%, 5/1/2018 (a)	9,478,000	10,058,527
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	7,586,000	7,225,665
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	16,293,000	16,822,522
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	16,150,000	17,159,375
Tronox Finance LLC 6.38%, 8/15/2020 (b)	8,998,000	9,031,743
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	8,871,000	9,514,147
WR Grace & Co. 5.13%, 10/1/2021 (a)(b)	7,165,000	7,281,431

		238,846,647

COMMERCIAL SERVICES — 0.2%
Ceridian LLC 8.88%, 7/15/2019 (a)	8,450,000	9,347,813
Service Corp. International 5.38%, 5/15/2024 (a)	7,450,000	7,468,625

		16,816,438

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	6,875,000	7,115,625
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	8,980,000	9,361,650
Altegrity, Inc. 9.50%, 7/1/2019 (a)	14,750,000	13,606,875
Anna Merger Sub, Inc. 7.75%, 10/1/2022 (a)	5,705,000	5,733,525
APX Group, Inc.:
6.38%, 12/1/2019	8,845,000	8,557,537
8.75%, 12/1/2020 (b)	16,570,000	15,078,700
ARAMARK Corp. 5.75%, 3/15/2020	12,611,000	12,926,275
Ashtead Capital, Inc. 6.50%, 7/15/2022 (a)	9,775,000	10,361,500
Cenveo Corp. 6.00%, 8/1/2019 (a)	10,450,000	9,796,875
Ceridian LLC/Comdata, Inc. 8.13%, 11/15/2017 (a)	16,200,000	16,220,250
Clean Harbors, Inc.:
5.13%, 6/1/2021	7,138,000	7,075,543
5.25%, 8/1/2020	8,934,000	8,934,000
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	11,648,000	10,424,960
H&E Equipment Services, Inc. 7.00%, 9/1/2022	7,862,000	8,392,685
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	16,140,000	16,341,750
Iron Mountain, Inc.:
5.75%, 8/15/2024 (b)	13,079,000	12,833,769
6.00%, 8/15/2023	10,412,000	10,672,300
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	13,180,000	13,311,800
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/1/2019 (a)	8,604,000	9,227,790
Laureate Education, Inc. 9.50%, 9/1/2019 (a)(b)	22,025,000	22,135,125
Monitronics International, Inc. 9.13%, 4/1/2020 (b)	7,250,000	7,467,500
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	7,565,000	7,697,387
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	15,800,000	15,918,500
The ADT Corp.:
3.50%, 7/15/2022 (b)	13,121,000	11,349,665
4.88%, 7/15/2042	12,250,000	10,167,500
6.25%, 10/15/2021 (b)	11,139,000	11,528,865
The Hertz Corp.:
5.88%, 10/15/2020	9,178,000	9,315,670
6.75%, 4/15/2019 (b)	16,907,000	17,435,344
7.50%, 10/15/2018	5,694,000	5,893,290

		324,882,255

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp.:
5.75%, 10/15/2022 (a)(d)	5,823,000	5,844,837
5.88%, 10/15/2024 (a)(d)	3,765,000	3,788,531
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)	5,101,000	5,126,505

		14,759,873

CONSTRUCTION MATERIALS — 0.1%
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	1,500,000	1,451,250
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	9,502,000	11,117,340

		12,568,590

CONSUMER FINANCE — 0.7%
DFC Finance Corp. 10.50%, 6/15/2020 (a)	11,130,000	10,796,100

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Enova International, Inc. 9.75%, 6/1/2021 (a)	$11,675,000	$11,675,000
Navient LLC:
6.25%, 1/25/2016	24,118,000	25,034,484
8.00%, 3/25/2020	17,200,000	19,285,500

		66,791,084

CONTAINERS & PACKAGING — 1.6%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)(b)	12,510,000	12,572,550
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (a)	13,672,000	14,799,940
Ball Corp.:
4.00%, 11/15/2023 (b)	10,225,000	9,509,250
5.00%, 3/15/2022	9,835,000	9,884,175
6.75%, 9/15/2020	8,520,000	8,924,700
Berry Plastics Corp.:
5.50%, 5/15/2022	8,625,000	8,301,562
9.75%, 1/15/2021	8,980,000	9,945,350
BWAY Holding Co. 9.13%, 8/15/2021 (a)	11,260,000	11,316,300
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	8,424,000	8,845,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (b)	12,262,000	11,587,590
Sealed Air Corp.:
8.13%, 9/15/2019 (a)	9,950,000	10,746,000
8.38%, 9/15/2021 (a)(b)	8,744,000	9,705,840
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	9,590,000	9,206,400
Silgan Holdings, Inc. 5.00%, 4/1/2020 (b)	10,700,000	10,753,500

		146,098,357

DISTRIBUTORS — 0.8%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	7,032,000	6,891,360
HD Supply, Inc.:
7.50%, 7/15/2020 (b)	15,528,000	16,110,300
8.13%, 4/15/2019	14,147,000	15,278,760
11.50%, 7/15/2020 (b)	9,010,000	10,384,025
LKQ Corp. 4.75%, 5/15/2023	11,648,000	11,240,320
VWR Funding, Inc. 7.25%, 9/15/2017 (b)	13,775,000	14,343,219

		74,247,984

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	43,468,000	44,228,690
9.00%, 4/15/2019	18,300,000	19,054,875
9.88%, 8/15/2019 (b)	31,250,000	33,632,812

		96,916,377

DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)	13,015,000	12,624,550
Aircastle, Ltd.:
5.13%, 3/15/2021 (b)	5,800,000	5,727,500
6.25%, 12/1/2019	10,510,000	11,061,775
6.75%, 4/15/2017 (b)	9,425,000	10,061,188
Ally Financial, Inc.:
5.50%, 2/15/2017	10,250,000	10,660,000
7.50%, 9/15/2020	23,650,000	27,256,625
8.00%, 3/15/2020	27,005,000	31,460,825
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	8,858,000	8,680,840
CNH Capital LLC:
3.63%, 4/15/2018	8,512,000	8,320,480
3.88%, 11/1/2015 (b)	7,600,000	7,647,500
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	14,983,000	15,413,761
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	12,964,000	12,769,540
5.88%, 2/1/2022	15,958,000	15,958,000
6.00%, 8/1/2020	15,987,000	16,426,642
International Lease Finance Corp.:
6.25%, 5/15/2019	16,882,000	18,089,063
8.75%, 3/15/2017 (b)	16,241,000	18,108,715
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	10,429,000	10,663,652
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021 (b)	9,223,000	8,784,908
Navient LLC 5.50%, 1/15/2019	15,125,000	15,427,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/2022 (a)	5,500,000	5,843,750
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	6,600,000	6,633,000
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)	4,950,000	5,296,500
9.50%, 10/15/2020 (a)	9,253,000	10,733,480
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	11,900,000	12,286,750
Springleaf Finance Corp. 7.75%, 10/1/2021 (b)	2,625,000	2,940,000
The Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)(b)	4,750,000	4,773,750
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	13,615,000	13,546,925
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	9,646,000	9,935,380

		337,132,599

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.8%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	8,642,000	8,739,223
6.75%, 11/15/2020 (a)(b)	11,548,000	11,721,220

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

8.88%, 1/1/2020 (a)	$7,802,000	$8,445,665
Altice Financing SA 6.50%, 1/15/2022 (a)	12,800,000	13,120,000
Altice SA 7.75%, 5/15/2022 (a)(b)	37,455,000	38,672,287
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)	11,385,000	11,328,075
CenturyLink, Inc.:
5.63%, 4/1/2020	13,213,000	13,629,209
5.80%, 3/15/2022	15,810,000	16,205,250
6.45%, 6/15/2021 (b)	15,895,000	17,007,650
Cincinnati Bell, Inc. 8.38%, 10/15/2020	6,740,000	7,110,700
CommScope, Inc.:
5.00%, 6/15/2021 (a)	5,775,000	5,659,500
5.50%, 6/15/2024 (a)	8,475,000	8,326,688
Frontier Communications Corp.:
6.25%, 9/15/2021	6,835,000	6,766,650
7.13%, 1/15/2023 (b)	11,155,000	11,378,100
7.63%, 4/15/2024 (b)	3,450,000	3,579,375
8.50%, 4/15/2020 (b)	10,735,000	11,915,850
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	12,758,000	13,555,375
7.63%, 6/15/2021	19,100,000	20,819,000
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	11,105,000	10,855,138
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	23,020,000	21,984,100
7.25%, 10/15/2020 (b)	24,450,000	25,855,875
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	21,296,000	21,695,300
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(e)	8,450,000	8,720,400
Level 3 Escrow II, Inc. 5.38%, 8/15/2022 (a)(b)	16,724,000	16,473,140
Level 3 Financing, Inc.:
8.13%, 7/1/2019	14,016,000	14,927,040
8.63%, 7/15/2020	10,110,000	10,944,075
Numericable Group SA:
4.88%, 5/15/2019 (a)	29,300,000	28,933,750
6.00%, 5/15/2022 (a)	46,080,000	46,425,600
6.25%, 5/15/2024 (a)(b)	18,635,000	18,588,412
SBA Telecommunications, Inc. 5.75%, 7/15/2020	11,225,000	11,421,438
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	30,905,000	30,827,737
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	9,161,000	9,378,574
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	11,715,000	12,243,346
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)(b)	11,325,000	12,117,750
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)(b)	10,185,000	10,872,488
ViaSat, Inc. 6.88%, 6/15/2020	13,484,000	14,293,040
Virgin Media Finance PLC:
6.00%, 10/15/2024 (a)(d)	1,100,000	1,101,375
6.38%, 4/15/2023 (a)(b)	11,400,000	11,770,500
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	15,154,000	15,267,655
West Corp. 5.38%, 7/15/2022 (a)	16,940,000	15,627,150
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	23,240,000	22,310,400
6.50%, 4/30/2020 (a)(b)	2,700,000	2,814,750
7.38%, 4/23/2021 (a)	45,240,000	45,466,200
Windstream Corp.:
6.38%, 8/1/2023 (b)	8,885,000	8,574,025
7.75%, 10/1/2021	13,750,000	14,643,750
7.88%, 11/1/2017	12,596,000	13,981,560

		706,094,385

ELECTRIC UTILITIES — 2.8%
AES Corp. 4.88%, 5/15/2023	8,192,000	7,782,400
Calpine Corp.:
5.38%, 1/15/2023 (b)	16,405,000	15,871,837
5.75%, 1/15/2025 (b)	17,595,000	17,089,144
7.88%, 1/15/2023 (a)	14,654,000	15,972,860
DPL, Inc. 7.25%, 10/15/2021	12,896,000	13,315,120
Dynegy, Inc. 5.88%, 6/1/2023 (b)	6,234,000	5,813,205
EDP Finance BV 5.25%, 1/14/2021 (a)(b)	10,655,000	11,074,487
Enel SpA 8.75%, 9/24/2073 (a)(b)(e)	15,800,000	18,309,040
FirstEnergy Corp.:
2.75%, 3/15/2018	2,000,000	2,007,964
4.25%, 3/15/2023 (b)	16,250,000	16,155,327
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)(b)	13,070,000	13,298,673
GenOn Energy, Inc.:
9.50%, 10/15/2018	10,847,000	11,280,880
9.88%, 10/15/2020	11,951,000	12,429,040
InterGen NV 7.00%, 6/30/2023 (a)(b)	11,249,000	10,827,163
NRG Energy, Inc.:
6.25%, 7/15/2022 (a)(b)	16,565,000	16,989,478
7.63%, 1/15/2018	13,988,000	15,386,800
7.88%, 5/15/2021 (b)	11,141,000	11,976,575
PPL Energy Supply LLC 4.60%, 12/15/2021	7,340,000	6,951,964
RJS Power Holdings LLC 5.13%, 7/15/2019 (a)(b)	17,270,000	17,097,300
The AES Corp. 7.38%, 7/1/2021	13,342,000	14,943,040

		254,572,297

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Belden, Inc. 5.50%, 9/1/2022 (a)	15,478,000	15,671,475
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/2022	8,135,000	8,440,062
8.50%, 4/1/2019	13,062,000	13,845,720
Flextronics International, Ltd.:
4.63%, 2/15/2020 (b)	8,725,000	8,725,000
5.00%, 2/15/2023	7,755,000	7,735,613
General Cable Corp. 5.75%, 10/1/2022	12,805,000	11,908,650

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	$6,590,000	$6,474,675
5.75%, 2/15/2021 (a)	7,945,000	8,064,175
5.75%, 3/15/2023 (a)(b)	7,052,000	7,140,150
Rexel SA:
5.25%, 6/15/2020 (a)	9,255,000	9,295,491
6.13%, 12/15/2019 (a)(b)	7,290,000	7,472,250
Viasystems, Inc. 7.88%, 5/1/2019 (a)	8,614,000	9,023,165

		113,796,426

ENERGY EQUIPMENT & SERVICES — 0.1%
Calfrac Holdings LP 7.50%, 12/1/2020 (a)	7,230,000	7,555,350

ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	17,755,000	19,397,338
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	13,413,000	13,748,325

		33,145,663

FOOD PRODUCTS — 2.1%
B&G Foods, Inc. 4.63%, 6/1/2021 (b)	7,047,000	6,712,268
Big Heart Pet Brands 7.63%, 2/15/2019	12,655,000	12,560,087
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	9,495,000	9,946,013
Darling Ingredients, Inc. 5.38%, 1/15/2022	—	—
Harbinger Group, Inc.:
7.75%, 1/15/2022	850,000	843,625
7.88%, 7/15/2019	13,717,000	14,608,605
HJ Heinz Co. 4.25%, 10/15/2020 (b)	37,931,000	37,693,931
Ingles Markets, Inc. 5.75%, 6/15/2023	8,190,000	8,230,950
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)	9,000,000	8,640,000
7.25%, 6/1/2021 (a)(b)	11,150,000	11,707,500
8.25%, 2/1/2020 (a)(b)	8,300,000	8,839,500
Post Holdings, Inc.:
6.00%, 12/15/2022 (a)(b)	8,890,000	8,134,350
6.75%, 12/1/2021 (a)	10,713,000	10,150,567
7.38%, 2/15/2022 (b)	17,576,000	17,400,240
Smithfield Foods, Inc. 6.63%, 8/15/2022	9,949,000	10,496,195
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)(b)	5,874,000	5,888,685
The Whitewave Foods Co. 5.38%, 10/1/2022	3,090,000	3,120,900
US Foods, Inc. 8.50%, 6/30/2019	16,099,000	17,068,965

		192,042,381

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Biomet, Inc.:
6.50%, 8/1/2020	21,214,000	22,486,840
6.50%, 10/1/2020	10,250,000	10,762,500
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)	12,125,000	12,337,187
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (a)(b)	11,650,000	10,616,063
Hologic, Inc. 6.25%, 8/1/2020	12,549,000	12,925,470
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	18,730,000	20,368,875
12.50%, 11/1/2019 (b)	8,750,000	9,734,375
Mallinckrodt International Finance SA:
4.75%, 4/15/2023	6,500,000	6,077,500
5.75%, 8/1/2022 (a)	11,375,000	11,460,312
Universal Hospital Services, Inc. 7.63%, 8/15/2020	10,925,000	10,269,500

		127,038,622

HEALTH CARE PROVIDERS & SERVICES — 4.6%
Amsurg Corp. 5.63%, 7/15/2022 (a)	11,105,000	10,993,950
Capella Healthcare, Inc. 9.25%, 7/1/2017	12,700,000	13,215,938
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018 (b)	19,349,000	19,881,097
6.88%, 2/1/2022 (a)(b)	35,704,000	37,132,160
8.00%, 11/15/2019	23,985,000	25,608,784
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/2024	24,718,000	24,285,435
5.75%, 8/15/2022	17,742,000	18,385,148
Envision Healthcare Corp. 5.13%, 7/1/2022 (a)	6,968,000	6,863,480
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	8,223,000	8,656,352
5.88%, 1/31/2022 (a)	6,818,000	7,227,080
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	9,086,000	9,585,730
HCA, Inc.:
5.00%, 3/15/2024 (b)	27,160,000	26,718,650
6.50%, 2/15/2020	37,451,000	40,915,217
7.50%, 2/15/2022 (b)	26,150,000	29,418,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	10,311,000	10,800,773
Kindred Healthcare, Inc. 6.38%, 4/15/2022 (a)	6,220,000	6,064,500
LifePoint Hospitals, Inc. 5.50%, 12/1/2021	13,563,000	13,732,538
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)	12,046,000	12,166,460
Select Medical Corp. 6.38%, 6/1/2021 (b)	9,578,000	9,578,000
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	12,794,000	12,634,075
6.00%, 10/1/2020	25,067,000	26,508,352
8.13%, 4/1/2022 (b)	35,614,000	39,086,365
WellCare Health Plans, Inc. 5.75%, 11/15/2020 (b)	8,214,000	8,357,745

		417,816,579

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

HOTELS, RESTAURANTS & LEISURE — 2.7%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)(d)	$16,145,000	$16,044,094
Ameristar Casinos, Inc. 7.50%, 4/15/2021	7,478,000	7,777,120
Boyd Gaming Corp. 9.13%, 12/1/2018	8,306,000	8,659,005
Burger King Corp. 9.88%, 10/15/2018 (b)	11,061,000	11,641,703
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/2020 (b)	21,200,000	16,218,000
9.00%, 2/15/2020 (b)	18,350,000	14,037,750
11.25%, 6/1/2017	25,993,000	20,177,066
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018	9,364,000	9,504,460
4.88%, 11/1/2020	11,796,000	12,028,263
5.38%, 11/1/2023 (b)	8,053,000	8,214,060
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021 (a)	19,152,000	19,726,560
MGM Resorts International:
6.63%, 12/15/2021 (b)	15,941,000	16,817,755
6.75%, 10/1/2020 (b)	14,425,000	15,362,625
7.75%, 3/15/2022 (b)	11,315,000	12,587,937
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	10,734,000	10,411,980
Station Casinos LLC 7.50%, 3/1/2021	10,400,000	10,842,000
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	5,700,000	6,198,750
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)(b)	6,250,000	5,921,875
5.38%, 3/15/2022	11,675,000	11,879,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	6,538,000	6,938,453

		240,988,768

HOUSEHOLD DURABLES — 1.1%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	9,900,000	9,949,500
6.50%, 12/15/2020 (a)	13,395,000	13,897,312
DR Horton, Inc. 3.75%, 3/1/2019	8,865,000	8,621,213
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	7,090,000	7,426,775
Lennar Corp.:
4.50%, 6/15/2019 (b)	2,107,000	2,088,564
4.75%, 11/15/2022	11,509,000	11,134,957
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	9,904,000	10,324,920
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019 (b)	8,778,000	9,260,790
Spectrum Brands, Inc.:
6.38%, 11/15/2020	7,017,000	7,315,223
6.63%, 11/15/2022	6,595,000	6,924,750
Standard Pacific Corp. 8.38%, 5/15/2018 (b)	5,044,000	5,724,940
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	7,096,000	6,918,600

		99,587,544

HOUSEHOLD PRODUCTS — 0.1%
The Sun Products Corp. 7.75%, 3/15/2021 (a)(b)	13,150,000	10,059,750

INDUSTRIAL CONGLOMERATES — 0.2%
Polymer Group, Inc. 7.75%, 2/1/2019	6,972,000	7,216,020
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019	10,370,000	10,914,425

		18,130,445

INSURANCE — 0.4%
Hockey Merger Sub 2, Inc. 7.88%, 10/1/2021 (a)	12,099,000	12,386,351
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	12,833,000	12,768,835
Voya Financial, Inc. 5.65%, 5/15/2053 (e)	11,665,000	11,723,325

		36,878,511

INTERNET SOFTWARE & SERVICES — 0.8%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022	7,546,000	7,885,570
Equinix, Inc.:
4.88%, 4/1/2020	7,662,000	7,585,380
5.38%, 4/1/2023	11,823,000	11,704,770
7.00%, 7/15/2021	10,180,000	10,905,325
IAC/InterActiveCorp. 4.75%, 12/15/2022	8,106,000	7,781,760
Netflix, Inc. 5.38%, 2/1/2021	6,822,000	6,958,440
VeriSign, Inc. 4.63%, 5/1/2023 (b)	8,172,000	7,885,980
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	7,458,000	7,998,705

		68,705,930

IT SERVICES — 0.9%
First Data Corp.:
11.75%, 8/15/2021 (b)	20,396,000	23,608,370
12.63%, 1/15/2021 (b)	51,742,000	61,961,045

		85,569,415

LEISURE PRODUCTS — 0.4%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)(b)	12,215,000	11,298,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (b)	10,085,000	9,933,725
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	11,342,000	11,455,420

		32,688,020

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MACHINERY — 1.1%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	$11,250,000	$10,926,562
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	8,590,000	8,826,225
Cascades, Inc. 5.50%, 7/15/2022 (a)(b)	6,975,000	6,765,750
Case New Holland, Inc. 7.88%, 12/1/2017	20,374,000	22,640,607
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	9,785,000	9,809,463
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)(b)	11,965,000	11,247,100
SPX Corp. 6.88%, 9/1/2017 (b)	8,943,000	9,747,870
Terex Corp. 6.00%, 5/15/2021 (b)	8,314,000	8,646,560
The Manitowoc Co., Inc. 8.50%, 11/1/2020	7,223,000	7,764,725

		96,374,862

MEDIA — 7.7%
AMC Entertainment, Inc. 9.75%, 12/1/2020 (b)	10,470,000	11,530,087
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)	7,700,000	7,603,750
7.75%, 7/15/2021	7,634,000	8,321,060
Cablevision Systems Corp. 7.75%, 4/15/2018	6,878,000	7,454,033
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25%, 2/15/2022 (a)(d)	2,730,000	2,726,588
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022	18,894,000	18,492,502
6.50%, 4/30/2021	17,771,000	18,526,267
7.00%, 1/15/2019 (b)	15,500,000	16,100,625
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)(b)	6,956,000	6,651,675
5.13%, 12/15/2021 (a)(b)	9,000,000	8,617,500
6.38%, 9/15/2020 (a)	18,610,000	19,145,037
Cinemark USA, Inc. 4.88%, 6/1/2023 (b)	8,020,000	7,639,050
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022 (b)	13,819,000	13,991,737
6.50%, 11/15/2022	21,704,000	22,192,340
7.63%, 3/15/2020	20,114,000	20,868,275
CSC Holdings LLC:
5.25%, 6/1/2024 (a)	10,000,000	9,600,000
6.75%, 11/15/2021	11,760,000	12,526,752
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	8,386,000	8,595,650
DISH DBS Corp.:
5.00%, 3/15/2023	22,788,000	21,862,237
5.88%, 7/15/2022 (b)	27,565,000	28,116,300
6.75%, 6/1/2021	24,941,000	26,811,575
Gannett Co., Inc.:
5.13%, 10/15/2019 (a)	6,850,000	6,918,500
5.13%, 7/15/2020	7,428,000	7,446,570
6.38%, 10/15/2023 (a)	8,315,000	8,647,600
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)	8,500,000	6,268,750
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	18,280,000	18,417,100
9.00%, 3/1/2021 (b)	23,275,000	23,158,625
9.00%, 9/15/2022 (a)(b)	12,450,000	12,356,625
10.00%, 1/15/2018	—	—
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	12,725,000	13,202,187
Lamar Media Corp.:
5.00%, 5/1/2023	6,126,000	5,896,275
5.38%, 1/15/2024 (a)(b)	6,449,000	6,465,123
5.88%, 2/1/2022 (b)	7,578,000	7,805,340
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (b)	8,653,000	9,561,565
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	8,765,000	9,027,950
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (b)	10,740,000	10,860,825
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (b)	6,993,000	7,167,825
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (b)	9,958,000	9,634,365
5.00%, 4/15/2022 (a)	23,680,000	23,147,200
Pinnacle Entertainment, Inc. 6.38%, 8/1/2021	7,112,000	7,432,040
Quebecor Media, Inc. 5.75%, 1/15/2023	9,400,000	9,329,500
Regal Entertainment Group 5.75%, 3/15/2022	10,067,000	10,092,168
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	8,575,000	8,446,375
5.63%, 8/1/2024 (a)(b)	8,665,000	8,340,063
6.13%, 10/1/2022 (b)	8,300,000	8,445,250
Sirius XM Holdings, Inc.:
5.75%, 8/1/2021 (a)(b)	10,050,000	10,100,250
5.88%, 10/1/2020 (a)	11,467,000	11,610,337
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)(b)	8,750,000	8,881,250
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	8,080,000	8,160,800
The Mcclatchy Co. 9.00%, 12/15/2022	12,716,000	13,733,280
Time, Inc. 5.75%, 4/15/2022 (a)(b)	5,991,000	5,736,383
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)	14,508,000	14,653,080
Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	13,617,000	14,570,190
6.88%, 5/15/2019 (a)	17,526,000	18,270,855
8.50%, 5/15/2021 (a)(b)	9,368,000	9,906,660
Videotron, Ltd.:
5.00%, 7/15/2022	8,889,000	8,800,110
5.38%, 6/15/2024 (a)	8,735,000	8,647,650

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Visant Corp. 10.00%, 10/1/2017	$11,357,000	$10,136,123
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	6,278,000	6,780,240
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	8,545,000	8,181,838

		693,609,907

METALS & MINING — 4.4%
AK Steel Corp. 7.63%, 5/15/2020 (b)	8,718,000	8,609,025
Alcoa, Inc.:
5.13%, 10/1/2024 (b)	5,650,000	5,657,339
5.40%, 4/15/2021 (b)	18,350,000	19,432,265
6.15%, 8/15/2020 (b)	10,500,000	11,572,680
Aleris International, Inc.:
7.63%, 2/15/2018 (b)	11,010,000	11,065,050
7.88%, 11/1/2020	6,505,000	6,472,475
ArcelorMittal:
5.00%, 2/25/2017	5,000,000	5,174,500
6.00%, 3/1/2021 (b)	20,021,000	21,047,076
7.50%, 10/15/2039	26,510,000	27,305,300
Cliffs Natural Resources, Inc.:
4.80%, 10/1/2020 (b)	6,250,000	4,843,750
4.88%, 4/1/2021 (b)	10,392,000	7,923,900
6.25%, 10/1/2040 (b)	8,250,000	5,836,875
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	12,175,000	12,083,687
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)	19,603,000	19,799,030
7.00%, 2/15/2021 (a)	12,184,000	12,351,530
7.25%, 5/15/2022 (a)(b)	10,110,000	10,337,475
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	16,842,000	16,968,315
6.88%, 4/1/2022 (a)(b)	3,000,000	3,052,500
8.25%, 11/1/2019 (a)(b)	20,700,000	21,398,625
HudBay Minerals, Inc. 9.50%, 10/1/2020	10,927,000	11,637,255
IAMGOLD Corp. 6.75%, 10/1/2020 (a)(b)	16,295,000	13,769,275
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	16,718,000	16,885,180
KGHM International, Ltd. 7.75%, 6/15/2019 (a)	6,195,000	6,535,725
Molycorp, Inc. 10.00%, 6/1/2020 (b)	9,800,000	6,811,000
New Gold, Inc. 6.25%, 11/15/2022 (a)	6,215,000	6,292,688
Novelis, Inc.:
8.38%, 12/15/2017	13,886,000	14,441,440
8.75%, 12/15/2020	18,412,000	19,677,825
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	12,843,000	13,549,365
Schaeffler Finance BV:
4.25%, 5/15/2021 (a)(b)	7,935,000	7,637,438
4.75%, 5/15/2021 (a)	10,719,000	10,692,202
Steel Dynamics, Inc.:
5.13%, 10/1/2021 (a)	6,690,000	6,790,350
5.50%, 10/1/2024 (a)	7,200,000	7,236,000
United States Steel Corp. 7.38%, 4/1/2020 (b)	8,559,000	9,500,490
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	11,332,000	12,096,910

		394,484,540

MULTILINE RETAIL — 0.4%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)(b)	7,536,000	7,837,440
8.75%, 10/15/2021 (a)(b)	8,208,000	8,638,920
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	19,800,000	17,721,000

		34,197,360

OIL, GAS & CONSUMABLE FUELS — 19.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	15,535,000	15,942,794
5.88%, 4/15/2021 (b)	6,492,000	6,849,060
6.13%, 7/15/2022	8,223,000	8,757,495
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	10,884,000	6,584,820
6.25%, 6/1/2021 (b)	8,190,000	4,760,438
9.75%, 4/15/2018 (b)	9,280,000	6,774,400
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	8,935,000	8,175,525
7.38%, 11/1/2021 (a)	10,730,000	9,817,950
Antero Resources Corp. 5.13%, 12/1/2022 (a)	11,210,000	10,901,725
Antero Resources Finance Corp.:
5.38%, 11/1/2021	12,295,000	12,233,525
6.00%, 12/1/2020	10,387,000	10,594,740
Arch Coal, Inc.:
7.00%, 6/15/2019 (b)	15,805,000	8,416,163
7.25%, 10/1/2020 (b)	6,250,000	3,375,000
7.25%, 6/15/2021 (b)	16,426,000	7,925,545
Athlon Holdings LP/Athlon Finance Corp.:
6.00%, 5/1/2022 (a)	3,420,000	3,667,950
7.38%, 4/15/2021	8,250,000	8,971,875
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.88%, 8/1/2023 (b)	8,793,000	8,595,158
6.63%, 10/1/2020	5,250,000	5,368,125
Atwood Oceanics, Inc. 6.50%, 2/1/2020	8,475,000	8,686,875
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	8,370,000	8,621,100
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022	9,390,000	9,507,375
California Resources Corp.:
5.00%, 1/15/2020 (a)(d)	8,300,000	8,424,500
5.50%, 9/15/2021 (a)(d)	7,070,000	7,176,050
6.00%, 11/15/2024 (a)(d)	9,125,000	9,375,937
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021 (a)	11,410,000	10,839,500
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	3,720,000	3,868,800

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CGG SA 6.88%, 1/15/2022 (a)(b)	$9,165,000	$8,133,938
Chaparral Energy, Inc. 7.63%, 11/15/2022	8,669,000	8,885,725
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	20,545,000	20,647,725
5.75%, 3/15/2023 (b)	13,700,000	14,590,500
6.63%, 8/15/2020 (b)	15,335,000	16,914,505
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	13,325,000	11,659,375
Cimarex Energy Co.:
4.38%, 6/1/2024	6,560,000	6,609,200
5.88%, 5/1/2022	10,739,000	11,544,425
Clayton Williams Energy, Inc. 7.75%, 4/1/2019	5,979,000	6,143,423
Concho Resources, Inc.:
5.50%, 4/1/2023	18,199,000	18,926,960
6.50%, 1/15/2022	7,427,000	7,891,188
7.00%, 1/15/2021	8,289,000	8,848,507
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)(b)	10,390,000	7,922,375
CONSOL Energy, Inc. 5.88%, 4/15/2022 (a)	22,275,000	21,940,875
Consol Energy, Inc. 8.25%, 4/1/2020	14,967,000	15,640,515
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	7,203,000	7,239,015
6.13%, 3/1/2022 (b)	6,486,000	6,502,215
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	8,418,000	8,586,360
DCP Midstream LLC 5.85%, 5/21/2043 (a)(b)(e)	8,944,000	8,832,200
Denbury Resources, Inc.:
4.63%, 7/15/2023	15,940,000	14,744,500
5.50%, 5/1/2022	14,025,000	13,884,750
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	9,579,000	9,531,105
Endeavor Energy Resources LP/EER Finance, Inc. 7.00%, 8/15/2021 (a)	11,295,000	11,633,850
Energy Transfer Equity LP:
5.88%, 1/15/2024	7,845,000	7,943,063
7.50%, 10/15/2020	13,948,000	15,517,150
Energy XXI Gulf Coast, Inc.:
7.50%, 12/15/2021	11,311,000	11,084,780
9.25%, 12/15/2017	6,629,000	6,877,588
EnQuest PLC 7.00%, 4/15/2022 (a)	8,535,000	8,049,572
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020 (b)	21,115,000	23,015,350
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	7,500,000	7,818,750
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	8,301,000	8,487,773
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019 (b)(c)	11,085,000	11,472,975
EXCO Resources, Inc.:
7.50%, 9/15/2018	11,680,000	11,154,400
8.50%, 4/15/2022	8,600,000	8,170,000
Foresight Energy LLC/Foresight Energy Corp. 7.88%, 8/15/2021 (a)(b)	9,709,000	10,218,722
FTS International, Inc. 6.25%, 5/1/2022 (a)	4,880,000	4,794,600
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	7,930,000	8,405,800
Halcon Resources Corp.:
8.88%, 5/15/2021	20,729,000	20,418,065
9.75%, 7/15/2020	12,053,000	12,263,927
Harvest Operations Corp. 6.88%, 10/1/2017	11,195,000	11,670,787
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (a)	14,027,000	14,868,620
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	6,680,000	6,429,500
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (a)(b)	4,895,000	4,895,000
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)(b)	16,050,000	14,244,375
Key Energy Services, Inc. 6.75%, 3/1/2021	13,032,000	12,543,300
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	9,637,000	10,492,284
Kinder Morgan, Inc.:
5.00%, 2/15/2021 (a)	8,707,000	9,077,047
5.63%, 11/15/2023 (a)(b)	8,597,000	9,134,312
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	7,213,000	7,735,943
Laredo Petroleum, Inc.:
7.38%, 5/1/2022 (b)	12,187,000	12,796,350
9.50%, 2/15/2019	6,581,000	6,992,313
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)	16,500,000	16,335,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019	22,550,000	22,014,437
6.50%, 5/15/2019	14,645,000	14,352,100
8.63%, 4/15/2020	14,831,000	15,331,546
Magnum Hunter Resources Corp. 9.75%, 5/15/2020	9,352,000	9,889,740
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	11,330,000	10,990,100
5.50%, 2/15/2023	7,890,000	8,067,525
6.75%, 11/1/2020	7,850,000	8,281,750
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	3,750,000	3,665,625
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	10,958,000	11,053,882
6.50%, 3/15/2021 (a)	8,711,000	8,928,775

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.00%, 3/31/2024 (a)	$13,347,000	$13,814,145
Memorial Production Partners LP/Memorial Production Finance Corp.:
6.88%, 8/1/2022 (a)	10,950,000	10,457,250
7.63%, 5/1/2021	8,200,000	8,159,000
Memorial Resource Development Corp. 5.88%, 7/1/2022 (a)	7,740,000	7,565,850
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (b)	9,605,000	9,460,925
10.75%, 10/1/2020	9,365,000	9,716,187
Newfield Exploration Co.:
5.63%, 7/1/2024	9,891,000	10,583,370
5.75%, 1/30/2022 (b)	10,328,000	11,076,780
6.88%, 2/1/2020	7,340,000	7,651,950
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	12,650,000	13,409,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)(b)	12,555,000	10,985,625
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	7,830,000	7,947,450
Oasis Petroleum, Inc. 6.88%, 3/15/2022	7,712,000	8,136,160
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)	8,515,000	7,791,225
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (b)	12,515,000	11,028,844
7.50%, 11/1/2019 (b)	14,455,000	13,407,012
ONEOK, Inc. 4.25%, 2/1/2022 (b)	10,375,000	10,228,194
Pacific Drilling SA 5.38%, 6/1/2020 (a)	11,580,000	10,595,700
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	9,610,000	9,634,025
Paragon Offshore PLC:
6.75%, 7/15/2022 (a)(b)	13,350,000	11,280,750
7.25%, 8/15/2024 (a)(b)	5,485,000	4,634,825
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)	8,884,000	9,161,625
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020	6,950,000	7,280,125
PDC Energy, Inc. 7.75%, 10/15/2022	6,405,000	6,853,350
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	19,760,000	19,364,800
6.25%, 11/15/2021 (b)	17,780,000	16,535,400
6.50%, 9/15/2020 (b)	9,934,000	9,288,290
Penn Virginia Corp. 8.50%, 5/1/2020	13,369,000	14,037,450
Precision Drilling Corp. 6.63%, 11/15/2020	8,558,000	8,878,925
Puma International Financing SA:
6.75%, 2/1/2021 (a)	500,000	512,625
6.75%, 2/1/2021 (a)	12,725,000	13,046,306
QEP Resources, Inc.:
5.25%, 5/1/2023	8,460,000	8,206,200
5.38%, 10/1/2022	8,018,000	7,857,640
6.88%, 3/1/2021	8,971,000	9,733,535
Range Resources Corp.:
5.00%, 8/15/2022	7,188,000	7,349,730
5.00%, 3/15/2023 (b)	7,469,000	7,693,070
6.75%, 8/1/2020	8,429,000	8,871,522
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	5,920,000	5,831,200
5.50%, 4/15/2023	13,086,000	13,249,575
5.88%, 3/1/2022	10,295,000	10,706,800
Rice Energy, Inc. 6.25%, 5/1/2022 (a)(b)	9,290,000	9,057,750
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	13,050,000	13,441,500
6.00%, 1/15/2019 (a)	7,870,000	8,184,800
6.88%, 4/15/2040 (a)	9,850,000	10,638,000
Rosetta Resources, Inc.:
5.63%, 5/1/2021	8,369,000	8,159,775
5.88%, 6/1/2022 (b)	9,402,000	9,366,742
5.88%, 6/1/2024	6,775,000	6,656,438
RSP Permian, Inc. 6.63%, 10/1/2022 (a)(b)	3,505,000	3,526,906
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	29,628,000	30,442,770
5.75%, 5/15/2024 (a)(b)	21,015,000	21,382,762
6.25%, 3/15/2022 (a)(b)	12,144,000	12,781,560
Samson Investment Co. 9.75%, 2/15/2020 (b)	34,050,000	30,900,375
Sanchez Energy Corp.:
6.13%, 1/15/2023 (a)(b)	14,840,000	14,696,052
7.75%, 6/15/2021	8,145,000	8,715,150
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (b)	11,675,000	11,383,125
7.50%, 2/15/2023 (b)	9,000,000	8,741,250
8.13%, 10/15/2022	13,618,000	13,600,977
SESI LLC:
6.38%, 5/1/2019	7,678,000	7,985,120
7.13%, 12/15/2021	9,312,000	10,289,760
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	10,725,000	11,583,000
Seventy Seven Energy, Inc. 6.50%, 7/15/2022 (a)(b)	5,133,000	5,043,173
Seventy Seven Operating LLC 6.63%, 11/15/2019	5,147,000	5,288,543
SM Energy Co. 5.00%, 1/15/2024 (b)	10,683,000	10,202,265
Stone Energy Corp. 7.50%, 11/15/2022	16,061,000	16,547,648
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	7,775,000	7,464,000
5.25%, 5/1/2023	7,502,000	7,652,040
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/1/2020	—	—
6.13%, 10/15/2021	7,418,000	7,659,085
Tullow Oil PLC:
6.00%, 11/1/2020 (a)(b)	9,464,000	9,464,000

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 4/15/2022 (a)(b)	$7,935,000	$7,756,463
Ultra Petroleum Corp. 6.13%, 10/1/2024 (a)(b)	9,600,000	9,168,000
Unit Corp. 6.63%, 5/15/2021	13,800,000	13,834,500
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	9,545,000	9,879,075
Venoco, Inc. 8.88%, 2/15/2019 (b)	10,750,000	9,782,500
W&T Offshore, Inc. 8.50%, 6/15/2019	11,631,000	12,038,085
Walter Energy, Inc. 9.50%, 10/15/2019 (a)(b)	13,905,000	12,653,550
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	13,116,000	13,476,690
5.75%, 3/15/2021	15,685,000	16,586,887
WPX Energy, Inc.:
5.25%, 9/15/2024	2,400,000	2,328,000
6.00%, 1/15/2022	13,320,000	13,732,920

		1,741,062,153

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	7,982,000	7,378,361

PERSONAL PRODUCTS — 0.2%
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	9,083,000	8,469,898
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	9,684,000	9,490,320

		17,960,218

PHARMACEUTICALS — 1.7%
Capsugel SA 7.00%, 5/15/2019 (a)	10,250,000	10,224,375
Catamaran Corp. 4.75%, 3/15/2021	4,060,000	3,905,213
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	10,230,000	10,831,012
Endo Finance Co. 5.75%, 1/15/2022 (a)(b)	8,950,000	8,838,125
Endo Finance LLC & Endo Finco, Inc. 5.38%, 1/15/2023 (a)	10,850,000	10,361,750
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022 (a)	12,575,000	12,417,812
Hospira, Inc. 5.60%, 9/15/2040	1,719,000	1,827,942
NBTY, Inc. 9.00%, 10/1/2018	12,300,000	12,792,000
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/2021 (a)	9,291,000	10,057,508
Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/2020 (a)	30,068,000	30,894,870
6.75%, 8/15/2018 (a)	22,729,000	23,979,095
7.50%, 7/15/2021 (a)(b)	19,520,000	20,886,400

		157,016,102

REAL ESTATE INVESTMENT TRUSTS — 0.6%
DuPont Fabros Technology LP 5.88%, 9/15/2021 (b)	7,861,000	7,998,567
Felcor Lodging LP:
5.63%, 3/1/2023	8,598,000	8,404,545
6.75%, 6/1/2019	8,659,000	9,016,184
iStar Financial, Inc.:
4.00%, 11/1/2017	10,615,000	10,296,550
5.00%, 7/1/2019 (b)	7,965,000	7,666,313
The Howard Hughes Corp. 6.88%, 10/1/2021 (a)	10,340,000	10,676,050

		54,058,209

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	10,193,000	10,090,051
Realogy Group LLC 7.63%, 1/15/2020 (a)	8,444,000	9,035,080
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	8,353,000	8,311,235

		27,436,366

ROAD & RAIL — 0.2%
CHC Helicopter SA 9.25%, 10/15/2020	17,174,700	18,291,056

SEMICONDUCTORS — 0.7%
Advanced Micro Devices, Inc.:
6.75%, 3/1/2019 (b)	7,735,000	7,812,350
7.75%, 8/1/2020 (b)	8,050,000	8,170,750
Amkor Technology, Inc. 6.38%, 10/1/2022 (b)	9,150,000	9,470,250
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	7,350,000	7,221,375
6.00%, 1/15/2022 (a)(b)	7,608,000	7,722,120
Sensata Technologies BV:
4.88%, 10/15/2023 (a)(b)	8,453,000	8,157,145
6.50%, 5/15/2019 (a)	8,894,000	9,271,995
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	7,313,000	7,313,000

		65,138,985

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Micron Technology, Inc.:
5.50%, 2/1/2025 (a)(b)	9,910,000	9,711,800
5.88%, 2/15/2022 (a)(b)	10,670,000	11,043,450

		20,755,250

SOFTWARE — 1.3%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	21,370,000	22,224,800
6.13%, 9/15/2023 (a)	8,636,000	9,175,750
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	17,279,000	17,710,975
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	20,174,000	19,367,040
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)	12,760,000	11,739,200
IMS Health, Inc. 6.00%, 11/1/2020 (a)	8,591,000	8,805,775
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)(b)	5,359,000	5,305,410

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	$12,302,000	$12,025,205
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	8,487,000	9,123,525

		115,477,680

SPECIALTY RETAIL — 3.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	7,777,000	8,088,080
7.00%, 5/20/2022	11,150,000	11,679,625
Best Buy Co., Inc.:
5.00%, 8/1/2018	9,694,000	9,984,820
5.50%, 3/15/2021 (b)	11,508,000	11,882,010
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	9,462,000	8,965,245
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	20,768,000	21,131,440
CST Brands, Inc. 5.00%, 5/1/2023	7,670,000	7,478,250
DineEquity, Inc. 9.50%, 10/30/2018 (b)	10,220,000	10,743,775
Dufry Finance SCA 5.50%, 10/15/2020 (a)	12,725,000	13,297,625
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021	8,775,000	8,577,563
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (a)	4,430,000	4,286,025
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	12,760,000	11,484,000
L Brands, Inc.:
5.63%, 2/15/2022	10,235,000	10,669,987
5.63%, 10/15/2023	5,000,000	5,212,500
6.63%, 4/1/2021 (b)	15,053,000	16,558,300
Landry’s, Inc. 9.38%, 5/1/2020 (a)(b)	8,649,000	9,146,317
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	8,408,000	8,365,960
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	8,099,000	8,078,753
Party City Holdings, Inc. 8.88%, 8/1/2020 (b)	8,137,000	8,787,960
Penske Automotive Group, Inc. 5.75%, 10/1/2022	6,679,000	6,779,185
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	7,250,000	7,630,625
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	9,280,000	9,419,200
Rite Aid Corp.:
6.75%, 6/15/2021 (b)	10,600,000	10,838,500
8.00%, 8/15/2020 (b)	6,917,000	7,401,190
9.25%, 3/15/2020	12,226,000	13,326,340
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	11,513,000	11,743,260
6.88%, 11/15/2019 (b)	12,138,000	12,866,280
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)(b)	8,650,000	9,125,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	7,850,000	7,496,750
The Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (a)(b)	8,049,000	8,129,490
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (b)	6,490,000	6,538,675

		305,713,480

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	10,397,000	10,656,925
10.75%, 10/15/2019 (a)	14,354,000	13,779,840

		24,436,765

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Infor US, Inc.:
9.38%, 4/1/2019	11,018,000	11,899,440
11.50%, 7/15/2018	8,850,000	9,823,500
NCR Corp.:
4.63%, 2/15/2021	8,823,000	8,646,540
5.00%, 7/15/2022 (b)	8,373,000	8,184,608
6.38%, 12/15/2023 (b)	8,441,000	8,841,947
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	12,395,000	12,395,000
7.38%, 11/15/2018	4,571,000	4,708,130
7.63%, 11/15/2020	13,005,000	13,590,225
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)(d)	3,730,000	3,730,000

		81,819,390

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020 (b)	12,284,000	12,922,768
Levi Strauss & Co.:
6.88%, 5/1/2022 (b)	9,095,000	9,504,275
7.63%, 5/15/2020 (b)	6,538,000	6,897,590
PVH Corp. 4.50%, 12/15/2022 (b)	7,833,000	7,656,758

		36,981,391

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	11,643,000	12,341,580

TOBACCO — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	16,058,000	15,656,550
Vector Group, Ltd. 7.75%, 2/15/2021	500,000	526,250

		16,182,800

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)(b)	8,682,000	8,682,000
Stena AB 7.00%, 2/1/2024 (a)(b)	9,150,000	9,516,000
United Rentals North America, Inc.:
5.75%, 11/15/2024	11,200,000	11,340,000
6.13%, 6/15/2023	10,290,000	10,572,975
7.63%, 4/15/2022	16,195,000	17,612,062

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

WESCO Distribution, Inc. 5.38%, 12/15/2021	$11,365,000	$11,279,763

		69,002,800

TRANSPORTATION INFRASTRUCTURE — 0.5%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	11,320,000	11,546,400
Gulfmark Offshore, Inc. 6.38%, 3/15/2022	10,445,000	10,079,425
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	7,455,000	7,194,075
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (a)	7,443,000	7,070,850
PHI, Inc. 5.25%, 3/15/2019	1,645,000	1,651,169
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	6,500,000	6,711,250

		44,253,169

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
Avaya, Inc.:
7.00%, 4/1/2019 (a)(b)	14,225,000	13,798,250
10.50%, 3/1/2021 (a)(b)	20,347,000	17,803,625
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (a)	8,210,000	8,456,300
Crown Castle International Corp.:
4.88%, 4/15/2022	8,575,000	8,339,188
5.25%, 1/15/2023	19,944,000	19,769,490
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)(b)	5,750,000	5,476,875
6.63%, 10/15/2021 (a)(b)	11,542,000	11,974,825
SBA Communications Corp. 4.88%, 7/15/2022 (a)(b)	9,750,000	9,360,000
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	42,194,000	48,734,070
Sprint Corp.:
7.13%, 6/15/2024 (a)	31,841,000	32,079,807
7.88%, 9/15/2023 (a)(b)	53,919,000	57,154,140
T-Mobile USA, Inc.:
6.25%, 4/1/2021	20,553,000	20,758,530
6.38%, 3/1/2025	23,875,000	23,815,312
6.63%, 4/1/2023 (b)	24,700,000	25,255,750
Telecom Italia SpA 5.30%, 5/30/2024 (a)	18,625,000	18,252,500

		321,028,662

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,041,941,115)		8,847,181,977

	Shares
SHORT TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	709,267,548	709,267,548
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	35,883,353	35,883,353

TOTAL SHORT TERM INVESTMENT — (i)
(Cost $745,150,901)		745,150,901

TOTAL INVESTMENTS — 106.1% (j)
(Cost $9,787,092,016)		9,592,332,878
OTHER ASSETS & LIABILITIES — (6.1)%		(555,585,981)

NET ASSETS — 100.0%		$9,036,746,897

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 39.1% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	When-issued security
(e)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
ADS = American Depositary Shares
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 1.1%
Bombardier, Inc.:
4.25%, 1/15/2016 (a)(b)	$3,695,000	$3,750,425
4.75%, 4/15/2019 (a)(b)	8,005,000	7,984,988
7.50%, 3/15/2018 (a)(b)	9,875,000	10,788,437
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	5,524,000	5,772,580
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)	7,668,000	7,610,490
Sequa Corp. 7.00%, 12/15/2017 (a)(b)	9,327,500	8,091,606

		43,998,526

AIRLINES — 0.5%
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)(b)	2,000,000	1,975,000
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018 (c)	9,152,000	9,701,120
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	8,213,000	8,438,857

		20,114,977

AUTO COMPONENTS — 1.2%
Chassix, Inc. 9.25%, 8/1/2018 (a)	3,994,000	3,944,075
Dana Holding Corp. 6.50%, 2/15/2019	3,700,000	3,838,750
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (a)(b)	12,200,000	12,208,540
Pittsburgh Glass Works LLC 8.00%, 11/15/2018 (a)	6,131,000	6,498,860
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	12,250,000	12,740,000
UCI International, Inc. 8.63%, 2/15/2019 (b)	8,000,000	7,717,600

		46,947,825

AUTOMOBILES — 1.3%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019 (b)	30,128,000	31,973,340
General Motors Co. 3.50%, 10/2/2018	19,417,000	19,732,526

		51,705,866

BANKS — 3.0%
CIT Group, Inc.:
3.88%, 2/19/2019	7,490,000	7,358,925
4.25%, 8/15/2017	12,138,000	12,259,380
4.75%, 2/15/2015 (a)	12,736,000	12,863,360
5.00%, 5/15/2017	6,975,000	7,149,375
5.25%, 3/15/2018	12,250,000	12,617,500
5.50%, 2/15/2019 (a)(b)	16,510,000	17,273,587
6.63%, 4/1/2018 (a)	10,446,000	11,203,335
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	4,870,000	5,091,819
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018 (b)	8,525,000	8,802,037
5.00%, 10/1/2014 (b)	9,799,000	9,799,000
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)	7,470,000	7,544,700
Synovus Financial Corp. 5.13%, 6/15/2017	5,691,000	5,819,048

		117,782,066

BEVERAGES — 0.5%
Constellation Brands, Inc.:
7.25%, 9/1/2016 (b)	6,646,000	7,277,370
7.25%, 5/15/2017	7,735,000	8,605,187
8.38%, 12/15/2014	4,280,000	4,331,360
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (a)	300,000	294,000

		20,507,917

BIOTECHNOLOGY — 0.1%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	4,039,000	4,180,365

BUILDING PRODUCTS — 2.7%
Associated Materials LLC 9.13%, 11/1/2017 (b)	13,710,000	13,435,800
Building Materials Corp. of America 6.88%, 8/15/2018 (a)	7,798,000	8,070,930
Calcipar SA 6.88%, 5/1/2018 (a)	7,015,000	7,225,450
Euramax International, Inc. 9.50%, 4/1/2016	6,323,000	6,164,925
Hanson PLC 6.13%, 8/15/2016 (b)(c)	6,960,000	7,447,200
Interline Brands, Inc. 10.00%, 11/15/2018	5,475,000	5,707,688
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	10,290,000	10,920,262
Lafarge SA:
6.20%, 7/9/2015 (a)	4,995,000	5,163,332
6.50%, 7/15/2016	9,191,000	9,857,347
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,313,675
6.13%, 10/3/2016 (b)	8,926,000	9,524,042
USG Corp.:
6.30%, 11/15/2016	3,248,000	3,422,580
8.38%, 10/15/2018 (a)	6,205,000	6,460,956
9.75%, 1/15/2018	9,060,000	10,509,600

		106,223,787

CAPITAL MARKETS — 0.5%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	5,271,000	5,402,775
E*TRADE Financial Corp.:
6.00%, 11/15/2017	4,350,000	4,480,500
6.75%, 6/1/2016	8,478,000	8,923,095

		18,806,370

CHEMICALS — 2.6%
Ashland, Inc.:
3.00%, 3/15/2016 (b)	5,665,000	5,665,000
3.88%, 4/15/2018 (b)	10,637,000	10,663,592
Celanese US Holdings LLC 6.63%, 10/15/2018 (b)	8,253,000	8,521,223

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018 (b)	$11,220,000	$11,430,375
Ineos Finance PLC 8.38%, 2/15/2019 (a)	14,900,000	15,943,000
Ineos Group Holdings SA:
5.88%, 2/15/2019 (a)	8,045,000	7,924,325
6.13%, 8/15/2018 (a)(b)	5,448,000	5,434,380
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	6,800,000	7,055,000
Perstorp Holding AB:
8.75%, 5/15/2017 (a)(b)	5,400,000	5,629,500
11.00%, 8/15/2017 (a)(b)	7,930,000	8,167,900
PQ Corp. 8.75%, 5/1/2018 (a)	10,300,000	10,930,875
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)	2,650,000	2,716,250

		100,081,420

COMMERCIAL SERVICES — 0.1%
Ceridian LLC 8.88%, 7/15/2019 (a)	5,310,000	5,874,188

COMMERCIAL SERVICES & SUPPLIES — 3.7%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)(b)	7,098,000	7,577,115
Altegrity, Inc. 9.50%, 7/1/2019 (a)	9,920,000	9,151,200
Cenveo Corp. 6.00%, 8/1/2019 (a)	5,850,000	5,484,375
Ceridian LLC/Comdata, Inc. 8.13%, 11/15/2017 (a)	10,250,000	10,262,813
DynCorp International, Inc. 10.38%, 7/1/2017	8,064,000	6,955,200
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	2,500,000	2,237,500
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	2,350,000	2,391,125
Interactive Data Corp. 5.88%, 4/15/2019 (a)	5,425,000	5,343,625
iPayment, Inc. 10.25%, 5/15/2018 (b)	4,958,000	4,375,435
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	13,897,000	14,035,970
Laureate Education, Inc. 9.50%, 9/1/2019 (a)	5,000,000	5,025,000
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (b)	6,250,000	6,269,531
Production Resource Group, Inc. 8.88%, 5/1/2019	5,000,000	3,950,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	10,443,000	10,625,753
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)	9,550,000	9,645,500
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	12,315,000	12,407,362
The ADT Corp.:
2.25%, 7/15/2017 (b)	10,455,000	10,193,625
4.13%, 4/15/2019 (b)	4,425,000	4,336,500
The Hertz Corp.:
6.75%, 4/15/2019	5,000,000	5,156,250
7.50%, 10/15/2018	11,332,000	11,728,620

		147,152,499

CONSTRUCTION & ENGINEERING — 0.2%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	1,685,000	1,701,850
Modular Space Corp. 10.25%, 1/31/2019 (a)(b)	5,127,000	5,178,270

		6,880,120

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. 7.63%, 4/1/2019	3,050,000	3,179,625
Vulcan Materials Co. 7.00%, 6/15/2018	3,590,000	3,984,900

		7,164,525

CONSUMER FINANCE — 0.1%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)	2,682,000	2,018,205
Community Choice Financial, Inc. 10.75%, 5/1/2019 (b)	40,000	30,200

		2,048,405

CONTAINERS & PACKAGING — 1.0%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)(b)	7,095,000	7,130,475
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 6.25%, 1/31/2019 (a)	5,774,000	5,716,260
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)(b)	9,466,000	9,395,005
6.00%, 6/15/2017 (a)(b)	8,246,000	8,122,310
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	3,985,000	4,263,950
Sealed Air Corp. 8.13%, 9/15/2019 (a)	5,300,000	5,724,000

		40,352,000

DISTRIBUTORS — 0.7%
HD Supply, Inc. 8.13%, 4/15/2019	11,880,000	12,830,400
VWR Funding, Inc. 7.25%, 9/15/2017 (b)	13,117,000	13,658,076

		26,488,476

DIVERSIFIED CONSUMER SERVICES — 1.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
7.13%, 4/15/2019	15,900,000	16,476,375
7.88%, 8/15/2019	8,950,000	9,509,375
8.50%, 5/15/2018	17,635,000	18,252,225

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

9.88%, 8/15/2019 (b)	$8,000,000	$8,610,000

		52,847,975

DIVERSIFIED FINANCIAL SERVICES — 12.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017 (a)(b)	8,037,000	7,846,121
3.75%, 5/15/2019 (a)(b)	17,625,000	17,096,250
Affinion Investments LLC 13.50%, 8/15/2018 (a)	4,162,000	3,870,660
Aircastle, Ltd.:
4.63%, 12/15/2018	8,050,000	8,050,000
6.75%, 4/15/2017	6,199,000	6,617,433
Ally Financial, Inc.:
2.75%, 1/30/2017 (b)	4,150,000	4,067,000
3.13%, 1/15/2016 (b)	2,050,000	2,050,000
3.50%, 7/18/2016	4,150,000	4,196,688
3.50%, 1/27/2019 (b)	8,995,000	8,747,637
4.63%, 6/26/2015	9,075,000	9,201,142
4.75%, 9/10/2018	7,670,000	7,861,750
5.50%, 2/15/2017	9,060,000	9,422,400
6.25%, 12/1/2017	9,290,000	9,963,525
6.75%, 12/1/2014	2,900,000	2,914,500
6.75%, 12/1/2014	2,150,000	2,166,125
8.00%, 12/31/2018	4,249,000	4,822,615
8.30%, 2/12/2015	8,725,000	8,899,500
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	14,096,000	13,814,080
CNH Capital LLC:
3.25%, 2/1/2017	6,925,000	6,821,125
3.63%, 4/15/2018 (b)	6,225,000	6,084,938
3.88%, 11/1/2015 (b)	4,269,000	4,295,681
6.25%, 11/1/2016 (b)	4,612,000	4,854,130
CNH Industrial Capital LLC 3.38%, 7/15/2019 (a)(b)	5,700,000	5,372,250
General Motors Financial Co., Inc.:
2.63%, 7/10/2017	4,661,000	4,682,147
2.75%, 5/15/2016	6,993,000	7,045,448
3.00%, 9/25/2017 (b)	3,450,000	3,484,500
3.25%, 5/15/2018	11,993,000	12,052,965
3.50%, 7/10/2019 (b)	10,575,000	10,654,281
4.75%, 8/15/2017	10,640,000	11,145,400
6.75%, 6/1/2018	9,125,000	10,180,078
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (b)	11,100,000	10,989,000
4.88%, 3/15/2019	18,625,000	18,345,625
International Lease Finance Corp.:
3.88%, 4/15/2018	10,186,000	10,109,605
4.88%, 4/1/2015	5,050,000	5,125,750
5.75%, 5/15/2016	7,010,000	7,325,450
5.88%, 4/1/2019 (b)	3,850,000	4,100,250
6.25%, 5/15/2019	300,000	321,450
8.63%, 9/15/2015	9,475,000	10,020,760
8.75%, 3/15/2017 (b)	12,450,000	13,881,750
8.88%, 9/1/2017 (b)	4,125,000	4,681,875
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 8/1/2018	9,430,000	9,406,425
Navient LLC:
3.88%, 9/10/2015	4,175,000	4,227,188
4.63%, 9/25/2017	7,770,000	7,857,412
4.88%, 6/17/2019 (b)	850,000	850,000
5.00%, 4/15/2015	2,000,000	2,030,000
5.05%, 11/14/2014	1,100,000	1,100,000
5.50%, 1/15/2019 (b)	11,985,000	12,224,700
6.00%, 1/25/2017	13,568,000	14,195,520
6.25%, 1/25/2016	10,400,000	10,795,200
8.45%, 6/15/2018	22,535,000	25,351,875
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	9,650,000	10,325,500
Outerwall, Inc. 6.00%, 3/15/2019	5,250,000	5,158,125
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)	7,660,000	8,272,800
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	5,402,000	5,453,319
Springleaf Finance Corp.:
5.40%, 12/1/2015	7,239,000	7,401,877
5.75%, 9/15/2016	4,850,000	5,031,875
6.90%, 12/15/2017 (b)	23,445,000	24,910,312
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	13,106,000	13,040,470
TransUnion Holding Co., Inc.:
8.13%, 6/15/2018	5,049,000	5,225,715
9.63%, 6/15/2018 (b)	5,760,000	5,932,800

		481,972,997

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/2017 (a)	6,300,000	6,370,875
Brightstar Corp. 9.50%, 12/1/2016 (a)(c)	3,900,000	4,129,125
CenturyLink, Inc.:
5.00%, 2/15/2015 (b)	1,954,000	1,968,655
5.15%, 6/15/2017 (b)	4,650,000	4,870,875
6.00%, 4/1/2017	8,000,000	8,604,000
Frontier Communications Corp.:
7.13%, 3/15/2019 (b)	2,630,000	2,840,400
8.13%, 10/1/2018 (b)	7,870,000	8,794,725
8.25%, 4/15/2017 (b)	8,705,000	9,662,550
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	10,700,000	11,368,750
Intelsat Jackson Holdings SA 7.25%, 4/1/2019 (b)	16,567,000	17,395,350
Intelsat Luxembourg SA 6.75%, 6/1/2018	6,200,000	6,370,500
Level 3 Communications, Inc. 11.88%, 2/1/2019	3,550,000	3,834,000
Level 3 Financing, Inc.:
8.13%, 7/1/2019	10,700,000	11,395,500
9.38%, 4/1/2019 (b)	9,345,000	9,987,469
Numericable Group SA 4.88%, 5/15/2019 (a)(b)	28,595,000	28,237,562
PAETEC Holding Corp. 9.88%, 12/1/2018	2,700,000	2,855,250
Sprint Nextel Corp. 9.13%, 3/1/2017	10,520,000	11,861,300
Syniverse Holdings, Inc. 9.13%, 1/15/2019	3,925,000	4,121,250

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

T-Mobile USA, Inc. 5.25%, 9/1/2018 (b)	$8,484,000	$8,738,520
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)(b)	11,483,000	11,755,721
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)	4,475,000	4,572,891
West Corp. 7.88%, 1/15/2019	3,472,000	3,619,560
Windstream Corp.:
7.88%, 11/1/2017	11,260,000	12,498,600
8.13%, 9/1/2018 (b)	6,336,000	6,605,280

		202,458,708

ELECTRIC UTILITIES — 2.8%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a)(b)	1,750,000	1,732,500
DPL, Inc. 6.50%, 10/15/2016 (b)	13,600,000	14,416,000
EDP Finance BV 6.00%, 2/2/2018 (a)	15,210,000	16,365,504
FirstEnergy Corp. 2.75%, 3/15/2018 (b)	8,944,000	8,979,615
GenOn Energy, Inc. 9.50%, 10/15/2018	10,700,000	11,128,000
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018	4,000,000	4,215,000
7.25%, 4/1/2016 (a)	5,285,000	5,641,737
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	17,288,000	19,016,800
PPL Energy Supply LLC 6.50%, 5/1/2018 (b)	2,350,000	2,550,467
RJS Power Holdings LLC 5.13%, 7/15/2019 (a)(b)	12,760,000	12,632,400
RRI Energy, Inc. 7.88%, 6/15/2017	9,993,000	10,167,877
The AES Corp. 8.00%, 10/15/2017	4,272,000	4,795,320

		111,641,220

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	12,225,000	12,958,500
Kemet Corp. 10.50%, 5/1/2018	4,313,000	4,523,259
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	3,950,000	3,959,875
3.75%, 6/1/2018 (a)	9,388,000	9,223,710
Sanmina Corp. 4.38%, 6/1/2019 (a)	7,685,000	7,531,300
Viasystems, Inc. 7.88%, 5/1/2019 (a)	9,700,000	10,160,750
WireCo WorldGroup, Inc. 9.50%, 5/15/2017 (c)	6,300,000	6,489,000

		54,846,394

ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	5,190,000	5,670,075
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	14,646,000	15,012,150

		20,682,225

FOOD PRODUCTS — 1.7%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)	10,100,000	9,216,250
9.25%, 2/15/2019 (a)	4,550,000	4,459,000
Big Heart Pet Brands 7.63%, 2/15/2019 (b)	6,500,000	6,451,250
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	4,620,000	4,839,450
Dean Foods Co. 7.00%, 6/1/2016	4,259,000	4,541,159
Harbinger Group, Inc. 7.88%, 7/15/2019	8,000,000	8,520,000
Pilgrim’s Pride Corp. 7.88%, 12/15/2018 (b)	5,129,000	5,359,805
Smithfield Foods, Inc. 7.75%, 7/1/2017	6,925,000	7,669,437
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	4,353,000	4,363,883
US Foods, Inc. 8.50%, 6/30/2019	9,300,000	9,860,325

		65,280,559

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Alere, Inc.:
7.25%, 7/1/2018	5,600,000	5,866,000
8.63%, 10/1/2018	9,735,000	10,027,050
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	13,250,000	13,481,875
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018	7,620,000	7,981,950
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	3,675,000	3,886,312
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/1/2018	21,300,000	23,163,750

		64,406,937

HEALTH CARE PROVIDERS & SERVICES — 4.2%
21st Century Oncology, Inc.:
8.88%, 1/15/2017 (b)	8,058,000	8,299,740
9.88%, 4/15/2017 (b)	5,400,000	5,319,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75%, 2/15/2019	554,000	580,315
Capella Healthcare, Inc. 9.25%, 7/1/2017 (b)	8,056,000	8,383,275
Centene Corp. 5.75%, 6/1/2017 (b)	6,097,000	6,455,199
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018 (b)	18,203,000	18,703,582
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	6,350,000	6,684,645
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)	2,485,000	2,727,288

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 7/15/2017	$9,740,000	$10,714,000
HCA, Inc.:
3.75%, 3/15/2019 (b)	19,415,000	18,978,162
6.38%, 1/15/2015	7,200,000	7,263,000
6.50%, 2/15/2016	7,575,000	7,906,406
8.00%, 10/1/2018	7,145,000	8,127,437
Health Net, Inc. 6.38%, 6/1/2017 (c)	4,925,000	5,306,688
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	8,153,000	8,540,267
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	9,200,000	9,842,850
Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (a)(b)	1,950,000	2,093,813
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	8,415,000	8,309,812
5.50%, 3/1/2019 (a)(b)	4,215,000	4,225,538
6.25%, 11/1/2018	13,630,000	14,481,875
Universal Health Services, Inc. 7.13%, 6/30/2016 (b)	3,240,000	3,531,600

		166,474,492

HOTELS, RESTAURANTS & LEISURE — 3.1%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	2,345,000	2,447,594
Boyd Gaming Corp. 9.13%, 12/1/2018	4,846,000	5,051,955
Burger King Corp. 9.88%, 10/15/2018 (b)	5,165,000	5,436,163
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/2018	8,846,000	2,123,040
10.00%, 12/15/2018 (b)	44,000,000	10,175,000
10.75%, 2/1/2016	6,274,000	2,195,900
11.25%, 6/1/2017	29,211,000	22,675,039
12.75%, 4/15/2018	9,400,000	2,350,000
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018	4,215,000	4,278,225
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)(b)	2,600,000	2,587,000
Marina District Finance Co., Inc. 9.88%, 8/15/2018 (b)	4,234,000	4,435,115
MGM Mirage, Inc.:
6.63%, 7/15/2015	8,718,000	8,957,745
7.63%, 1/15/2017 (b)	11,573,000	12,585,637
MGM Resorts International:
7.50%, 6/1/2016	6,600,000	7,045,500
8.63%, 2/1/2019	7,225,000	8,146,910
10.00%, 11/1/2016	5,310,000	5,987,025
11.38%, 3/1/2018	9,191,000	11,006,222
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	4,078,000	4,414,435

		121,898,505

HOUSEHOLD DURABLES — 2.2%
Centex Corp. 6.50%, 5/1/2016	3,600,000	3,843,000
DR Horton, Inc.:
3.63%, 2/15/2018	5,318,000	5,264,820
3.75%, 3/1/2019	4,902,000	4,767,195
4.75%, 5/15/2017	5,691,000	5,904,413
6.50%, 4/15/2016	2,732,000	2,923,240
Jarden Corp. 7.50%, 5/1/2017 (b)	7,468,000	8,158,790
KB Home 4.75%, 5/15/2019	2,100,000	2,042,250
Lennar Corp.:
4.50%, 6/15/2019 (b)	4,100,000	4,064,125
4.75%, 12/15/2017	4,131,000	4,249,766
Series B 5.60%, 5/31/2015 (b)	5,556,000	5,674,065
12.25%, 6/1/2017 (b)	8,411,000	10,324,502
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	6,335,000	6,604,238
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	7,700,000	8,123,500
Standard Pacific Corp. 8.38%, 5/15/2018 (b)	6,142,000	6,971,170
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	3,968,000	3,963,040
8.91%, 10/15/2017 (b)	3,725,000	4,321,000
Weyerhaeuser Real Estate Co. 4.38%, 6/15/2019 (a)	500,000	488,750

		87,687,864

HOUSEHOLD PRODUCTS — 0.4%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	8,650,000	8,563,500
Central Garden and Pet Co. 8.25%, 3/1/2018 (b)	7,150,000	7,275,125

		15,838,625

INDUSTRIAL CONGLOMERATES — 0.6%
LSB Industries, Inc. 7.75%, 8/1/2019	2,400,000	2,544,000
Polymer Group, Inc. 7.75%, 2/1/2019	5,686,000	5,885,010
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (b)	13,489,000	14,197,172

		22,626,182

INSURANCE — 0.1%
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)	2,210,000	2,160,275

INTERNET SOFTWARE & SERVICES — 0.3%
Ancestry.com, Inc. 9.63%, 10/15/2018 (a)	3,500,000	3,500,000
IAC/InterActiveCorp. 4.88%, 11/30/2018	4,668,000	4,714,680
Pacnet, Ltd. 9.00%, 12/12/2018 (a)(b)	1,800,000	1,901,250

		10,115,930

IT SERVICES — 0.6%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	3,793,000	3,840,413

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

First Data Corp. 7.38%, 6/15/2019 (a)	$17,084,000	$17,982,618

		21,823,031

LEISURE PRODUCTS — 0.4%
Gibson Brands, Inc. 8.88%, 8/1/2018 (a)	750,000	733,125
Sabre Holdings Corp. 8.35%, 3/15/2016	5,299,000	5,709,673
Sabre, Inc. 8.50%, 5/15/2019 (a)	7,200,000	7,704,000

		14,146,798

MACHINERY — 1.0%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	9,388,000	9,646,170
Case New Holland, Inc. 7.88%, 12/1/2017	19,625,000	21,808,281
Harsco Corp. 5.75%, 5/15/2018 (b)(c)	790,000	847,275
SPX Corp. 6.88%, 9/1/2017 (b)	6,895,000	7,515,550

		39,817,276

MEDIA — 5.9%
Affinion Group, Inc. 7.88%, 12/15/2018 (b)	11,250,000	9,675,000
American Media, Inc. 11.50%, 12/15/2017 (b)	8,900,000	9,379,156
Cablevision Systems Corp.:
7.75%, 4/15/2018	9,871,000	10,697,696
8.63%, 9/15/2017 (b)	14,202,000	15,781,972
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/2019 (b)	10,300,000	10,699,125
7.25%, 10/30/2017	10,400,000	10,777,000
CSC Holdings LLC:
7.63%, 7/15/2018 (b)	4,487,000	5,014,223
8.63%, 2/15/2019 (b)	4,465,000	5,101,262
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	3,600,000	3,690,000
DISH DBS Corp.:
4.25%, 4/1/2018	18,380,000	18,425,950
4.63%, 7/15/2017	15,300,000	15,606,000
6.63%, 10/1/2014 (c)	8,775,000	8,775,000
7.13%, 2/1/2016 (b)	16,795,000	17,802,700
7.75%, 5/31/2015	5,325,000	5,504,719
7.88%, 9/1/2019	5,000,000	5,650,000
iHeartCommunications, Inc. 10.00%, 1/15/2018	11,145,000	9,339,844
inVentiv Health, Inc.:
9.00%, 1/15/2018 (a)	11,450,000	11,879,375
11.00%, 8/15/2018 (a)	1,225,000	986,125
11.00%, 8/15/2018 (a)	1,047,000	842,835
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)(b)	7,020,000	6,633,900
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	4,925,000	5,097,375
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/1/2019 (a)	4,445,000	4,789,488
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	4,500,000	4,758,750
Univision Communications, Inc. 6.88%, 5/15/2019 (a)	12,550,000	13,083,375
Visant Corp. 10.00%, 10/1/2017	12,300,000	10,977,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	8,200,000	8,856,000

		229,824,620

METALS & MINING — 7.0%
AK Steel Corp. 8.75%, 12/1/2018	2,955,000	3,206,175
Alcoa, Inc.:
5.55%, 2/1/2017 (b)	4,810,000	5,160,952
5.72%, 2/23/2019 (b)	9,750,000	10,574,450
6.75%, 7/15/2018	12,124,000	13,714,984
Aleris International, Inc. 7.63%, 2/15/2018	13,633,000	13,701,165
ArcelorMittal:
4.25%, 2/25/2015 (b)	4,862,000	4,880,233
4.25%, 8/5/2015 (b)	10,550,000	10,721,437
4.25%, 3/1/2016 (b)	6,185,000	6,308,700
5.00%, 2/25/2017 (b)	17,928,000	18,553,687
6.13%, 6/1/2018	22,416,000	23,760,960
9.50%, 2/15/2015	6,350,000	6,524,625
10.35%, 6/1/2019	11,000,000	13,420,000
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)(b)	5,150,000	4,454,750
Cliffs Natural Resources, Inc. 4.20%, 1/15/2018 (b)	8,700,000	7,482,000
Commercial Metals Co.:
6.50%, 7/15/2017	5,055,000	5,408,850
7.35%, 8/15/2018	7,817,000	8,676,870
Essar Steel Algoma, Inc. 9.38%, 3/15/2015 (a)(b)	5,300,000	5,286,750
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	11,533,000	11,619,497
6.88%, 2/1/2018 (a)(b)	8,845,000	9,088,238
Global Brass & Copper, Inc. 9.50%, 6/1/2019	100,000	111,000
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	13,240,000	13,372,400
KGHM International, Ltd. 7.75%, 6/15/2019 (a)	450,000	474,750
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/2018 (a)	6,955,000	7,059,325
Mueller Water Products, Inc. 7.38%, 6/1/2017 (b)	3,653,000	3,712,361
Novelis, Inc. 8.38%, 12/15/2017	12,975,000	13,494,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	12,530,000	13,219,150

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Schaeffler Finance BV 7.75%, 2/15/2017 (a)	$11,280,000	$12,267,000
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017	7,225,000	7,857,188
United States Steel Corp.:
6.05%, 6/1/2017 (b)	4,327,000	4,597,438
7.00%, 2/1/2018 (b)	8,755,000	9,542,950
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)(b)	6,780,000	7,237,650

		275,489,535

MULTILINE RETAIL — 0.5%
JC Penney Corp., Inc. 8.13%, 10/1/2019 (b)	2,585,000	2,520,375
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	14,900,000	13,335,500
SUPERVALU, Inc. 8.00%, 5/1/2016	3,610,000	3,885,263

		19,741,138

OIL, GAS & CONSUMABLE FUELS — 10.8%
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	1,275,000	771,375
9.75%, 4/15/2018 (b)	10,835,000	7,909,550
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	6,790,000	7,027,650
Arch Coal, Inc.:
7.00%, 6/15/2019 (b)	15,450,000	8,227,125
8.00%, 1/15/2019 (a)(b)	7,877,000	6,754,527
Basic Energy Services, Inc. 7.75%, 2/15/2019 (b)	3,305,000	3,420,675
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	2,245,000	2,334,800
Chesapeake Energy Corp.:
3.25%, 3/15/2016	5,500,000	5,513,750
6.50%, 8/15/2017	5,511,000	5,979,435
7.25%, 12/15/2018	6,021,000	6,863,940
Clayton Williams Energy, Inc. 7.75%, 4/1/2019	5,600,000	5,754,000
Comstock Resources, Inc. 7.75%, 4/1/2019	1,830,000	1,884,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.75%, 4/1/2019 (b)	2,400,000	2,514,000
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	8,203,000	8,161,985
El Paso Corp.:
7.00%, 6/15/2017	12,431,000	13,705,177
7.25%, 6/1/2018	6,412,000	7,285,635
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	7,705,000	7,993,937
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	7,950,000	8,287,875
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	6,635,000	6,784,287
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019 (c)	7,750,000	8,021,250
EXCO Resources, Inc. 7.50%, 9/15/2018 (b)	12,000,000	11,460,000
Exterran Holdings, Inc. 7.25%, 12/1/2018	1,350,000	1,404,000
Forest Oil Corp. 7.25%, 6/15/2019 (b)	3,850,000	3,599,750
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/2018	5,558,000	5,780,320
Harvest Operations Corp. 6.88%, 10/1/2017	9,395,000	9,794,287
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	5,150,000	5,607,063
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016 (b)	6,025,000	6,213,281
Laredo Petroleum, Inc. 9.50%, 2/15/2019	4,125,000	4,382,813
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 5/15/2019 (b)	18,650,000	18,277,000
Newfield Exploration Co. 7.13%, 5/15/2018 (b)	5,950,000	6,108,419
NGL Energy Partners LP/NGL Energy Finance Corp. 5.13%, 7/15/2019 (a)(b)	1,960,000	1,920,800
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a)	14,500,000	14,500,000
9.63%, 6/1/2019 (a)(b)	2,300,000	2,438,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)(b)	11,465,000	10,031,875
NuStar Logistics LP 8.15%, 4/15/2018	2,867,000	3,261,213
Oasis Petroleum, Inc. 7.25%, 2/1/2019	3,138,000	3,275,288
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	8,135,000	7,443,525
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	9,880,000	9,904,700
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	17,076,000	16,734,480
7.38%, 11/1/2016	5,818,000	6,167,080
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)	4,200,000	4,200,000
PetroQuest Energy, Inc. 10.00%, 9/1/2017 (b)	1,000,000	1,043,750
Quicksilver Resources, Inc. 7.13%, 4/1/2016 (b)	8,274,000	3,350,970
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/1/2018	4,288,000	4,448,800
8.38%, 6/1/2019 (a)	1,702,000	1,804,120
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)(b)	7,755,000	7,735,612
6.00%, 1/15/2019 (a)	6,600,000	6,864,000
6.85%, 7/15/2018 (a)	8,100,000	8,626,500
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017	5,250,000	5,302,500

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Sabine Pass LNG LP 7.50%, 11/30/2016	$21,105,000	$22,373,410
Seadrill, Ltd. 6.13%, 9/15/2017 (a)(b)	15,080,000	15,023,450
SESI LLC 6.38%, 5/1/2019	250,000	260,000
SM Energy Co. 6.63%, 2/15/2019	4,083,000	4,236,113
Tesoro Corp. 4.25%, 10/1/2017 (b)	5,475,000	5,611,875
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (a)	4,775,000	4,939,141
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)	8,278,000	8,319,390
Venoco, Inc. 8.88%, 2/15/2019 (b)	7,502,000	6,826,820
W&T Offshore, Inc. 8.50%, 6/15/2019	9,150,000	9,470,250
Westmoreland Coal Co./Westmoreland Partners 10.75%, 2/1/2018	9,239,000	9,700,950
Whiting Petroleum Corp.:
5.00%, 3/15/2019	10,754,000	11,049,735
6.50%, 10/1/2018	3,306,000	3,417,578
WPX Energy, Inc. 5.25%, 1/15/2017 (b)	5,475,000	5,694,000
Yingde Gases Investment, Ltd. 8.13%, 4/22/2018 (a)(b)	1,900,000	1,933,250

		425,731,981

PAPER & FOREST PRODUCTS — 0.4%
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	4,500,000	4,837,500
Stora Enso OYJ 6.40%, 4/15/2016 (a)	200,000	213,500
Tembec Industries, Inc. 9.00%, 12/15/2019 (a)	5,750,000	5,793,125
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75%, 1/15/2019	5,150,000	5,175,750

		16,019,875

PHARMACEUTICALS — 1.7%
Capsugel SA 7.00%, 5/15/2019 (a)	6,610,000	6,593,475
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	8,300,000	8,787,625
Endo Finance LLC & Endo Finco, Inc. 7.00%, 7/15/2019 (a)	4,747,000	4,972,483
Hospira, Inc. 6.05%, 3/30/2017 (b)	6,103,000	6,665,959
NBTY, Inc. 9.00%, 10/1/2018	4,879,000	5,074,160
Valeant Pharmaceuticals International:
6.75%, 10/1/2017 (a)(b)	5,850,000	6,041,295
6.88%, 12/1/2018 (a)	450,000	464,625
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/2018 (a)(b)	27,447,000	28,956,585

		67,556,207

REAL ESTATE INVESTMENT TRUSTS — 0.5%
CNL Lifestyle Properties, Inc. 7.25%, 4/15/2019	3,315,000	3,406,163
Felcor Lodging LP 6.75%, 6/1/2019	1,920,000	1,999,200
iStar Financial, Inc.:
4.00%, 11/1/2017	8,105,000	7,861,850
5.00%, 7/1/2019	7,155,000	6,886,687

		20,153,900

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	4,036,000	4,379,060
Kennedy-Wilson, Inc. 8.75%, 4/1/2019	1,065,000	1,131,563
Realogy Group LLC/Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a)(b)	5,240,000	5,056,600
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	4,541,000	4,518,295

		15,085,518

REGIONAL BANKS — 0.2%
Regions Bank 7.50%, 5/15/2018	6,830,000	7,962,940

RETAIL — 0.2%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017	6,150,000	6,411,375

SEMICONDUCTORS — 0.4%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019 (b)	3,050,000	3,080,500
Sensata Technologies BV 6.50%, 5/15/2019 (a)(b)	7,046,000	7,345,455
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	5,990,000	5,990,000

		16,415,955

SOFTWARE — 0.4%
Eagle Midco, Inc. 9.00%, 6/15/2018 (a)	6,400,000	6,536,000
Epicor Software Corp. 8.63%, 5/1/2019 (b)	3,300,000	3,489,750
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	6,200,000	6,665,000

		16,690,750

SPECIALTY RETAIL — 2.8%
Academy, Ltd./Academy Finance Corp. 9.25%, 8/1/2019 (a)(b)	484,000	511,830
Best Buy Co., Inc.:
3.75%, 3/15/2016 (c)	3,529,000	3,599,580
5.00%, 8/1/2018 (b)	4,764,000	4,906,920
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	8,766,000	8,305,785

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Claire’s Stores, Inc.:
8.88%, 3/15/2019 (b)	$4,749,000	$3,941,670
9.00%, 3/15/2019 (a)(b)	10,350,000	10,531,125
DineEquity, Inc. 9.50%, 10/30/2018 (b)	7,600,000	7,989,500
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	8,805,000	7,924,500
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (a)(b)	8,600,000	8,170,000
L Brands, Inc.:
6.90%, 7/15/2017 (b)	5,125,000	5,669,531
8.50%, 6/15/2019	6,800,000	8,024,000
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (b)	4,850,000	3,637,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	2,019,000	2,054,333
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	4,000,000	3,990,000
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)	5,555,000	5,846,638
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	5,905,000	5,993,575
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	4,610,000	4,575,425
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (b)	6,091,000	6,136,682
Toys R Us, Inc.:
7.38%, 10/15/2018 (b)	300,000	207,000
10.38%, 8/15/2017 (b)	7,650,000	6,253,875

		108,269,469

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)(b)	11,415,000	11,700,375

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Dell, Inc.:
2.30%, 9/10/2015 (b)	6,950,000	6,984,750
3.10%, 4/1/2016	4,900,000	4,936,750
5.65%, 4/15/2018 (b)	11,234,000	11,795,700
5.88%, 6/15/2019	1,200,000	1,261,500
Infor US, Inc.:
9.38%, 4/1/2019	8,500,000	9,180,000
11.50%, 7/15/2018	7,350,000	8,158,500

		42,317,200

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	7,750,000	6,510,000

THRIFTS & MORTGAGE FINANCE — 0.2%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)(b)	5,105,000	5,411,300
Ocwen Financial Corp. 6.63%, 5/15/2019 (a)(b)	3,625,000	3,498,125

		8,909,425

TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc. 5.75%, 7/15/2018	6,666,000	6,949,305

TRANSPORTATION INFRASTRUCTURE — 1.3%
Air Medical Group Holdings, Inc. 9.25%, 11/1/2018	3,762,000	3,926,588
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	4,050,400	4,116,016
CMA CGM SA 8.50%, 4/15/2017 (a)(b)(c)	9,370,000	9,651,100
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	7,340,000	7,486,800
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	5,545,000	5,780,662
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	6,400,000	6,016,000
PHI, Inc. 5.25%, 3/15/2019	5,550,000	5,570,813
Swift Services Holdings, Inc. 10.00%, 11/15/2018	4,957,000	5,204,850
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	1,720,000	1,775,900

		49,528,729

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Avaya, Inc. 7.00%, 4/1/2019 (a)(b)	11,658,000	11,308,260
MetroPCS Wireless, Inc. 7.88%, 9/1/2018 (b)	14,261,000	14,824,309
Nokia OYJ 5.38%, 5/15/2019 (b)	9,300,000	9,834,750
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	29,730,000	34,338,150
Sprint Nextel Corp.:
6.00%, 12/1/2016	17,230,000	18,123,806
8.38%, 8/15/2017 (b)	12,800,000	14,304,000
T-Mobile USA, Inc. 6.46%, 4/28/2019	5,000,000	5,193,750
Telecom Italia Capital SA:
5.25%, 10/1/2015	7,923,000	8,140,883
7.00%, 6/4/2018	15,200,000	17,100,000
7.18%, 6/18/2019	11,000,000	12,430,000
Ymobile Corp. 8.25%, 4/1/2018 (a)	5,000,000	5,275,000

		150,872,908

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,935,263,943)		3,825,176,530

	Shares
SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	342,041,870	342,041,870

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	46,131,792	$46,131,792

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $388,173,662)		388,173,662

TOTAL INVESTMENTS — 107.4% (h)
(Cost $4,323,437,605)		4,213,350,192
OTHER ASSETS & LIABILITIES — (7.4)%		(288,906,307)

NET ASSETS — 100.0%		$3,924,443,885

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 31.7% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc. 0.28%, 11/17/2015 (a)	$1,000,000	$1,000,666
Rockwell Collins, Inc. 0.58%, 12/15/2016 (a)	350,000	349,775
United Technologies Corp. 0.73%, 6/1/2015 (a)	538,000	539,695

		1,890,136

AUTOMOBILES — 3.0%
Daimler Finance North America LLC:
0.58%, 8/1/2017 (a)(b)	700,000	699,801
0.58%, 3/10/2017 (a)(b)	800,000	800,186
0.83%, 1/9/2015 (a)(b)(c)	1,050,000	1,051,236
0.92%, 8/1/2016 (a)(b)	600,000	605,586
Nissan Motor Acceptance:
0.78%, 3/3/2017 (a)(b)	600,000	602,011
0.94%, 9/26/2016 (a)(b)	700,000	705,643
Toyota Motor Credit Corp.:
0.38%, 3/10/2015 (a)	1,540,000	1,540,940
0.38%, 9/18/2015 (a)	500,000	500,590
0.40%, 1/23/2015 (a)	200,000	200,123
0.43%, 5/16/2017 (a)	672,000	673,214
0.52%, 5/17/2016 (a)	1,100,000	1,103,952
Volkswagen Group of America Finance LLC:
0.45%, 5/23/2016 (a)(b)	700,000	700,328
0.60%, 5/23/2017 (a)(b)	700,000	700,718
Volkswagen International Finance NV:
0.56%, 11/18/2015 (a)(b)	500,000	501,238
0.67%, 11/18/2016 (a)(b)(c)	1,000,000	1,004,656
0.83%, 11/20/2014 (a)(b)	600,000	600,453

		11,990,675

BANKS — 43.6%
Abbey National Treasury Services PLC 0.74%, 3/13/2017 (a)	500,000	501,085
ABN Amro Bank NV:
0.64%, 6/6/2016 (a)(b)	900,000	898,648
1.04%, 10/28/2016 (a)(b)	1,700,000	1,715,334
Achmea Bank NV 0.59%, 11/3/2014 (a)(b)	800,000	800,237
American Express Bank FSB 0.45%, 6/12/2017 (a)	500,000	499,739
American Express Centurion Bank 0.68%, 11/13/2015 (a)	550,000	552,241
Australia & New Zealand Banking Group Ltd.:
0.44%, 5/7/2015 (a)(b)	1,900,000	1,902,109
0.61%, 1/10/2017 (a)(b)	500,000	501,580
0.79%, 5/15/2018 (a)	1,065,000	1,072,276
Banco Santander Chile:
1.13%, 4/11/2017 (a)(b)	1,000,000	1,002,983
1.83%, 1/19/2016 (a)(b)	350,000	353,500
Bank of Montreal:
0.48%, 7/14/2017 (a)	400,000	399,668
0.49%, 9/24/2015 (a)	1,772,000	1,775,514
0.70%, 9/11/2015 (a)	1,100,000	1,104,673
0.75%, 7/15/2016 (a)	1,030,000	1,035,865
0.83%, 4/9/2018 (a)	450,000	453,916
Banque Federative du Credit Mutuel SA:
1.08%, 1/20/2017 (a)(b)	600,000	604,643
1.09%, 10/28/2016 (a)(b)(c)	1,250,000	1,262,334
Barclays Bank PLC:
0.77%, 12/9/2016 (a)	300,000	300,782
0.81%, 2/17/2017 (a)	1,000,000	1,004,005
BB&T Corp.:
0.90%, 2/1/2019 (a)	1,800,000	1,818,425
1.09%, 6/15/2018 (a)	150,000	152,642
BNP Paribas SA:
0.55%, 11/7/2015 (a)	600,000	599,999
0.70%, 5/7/2017 (a)	1,000,000	999,478
0.71%, 3/17/2017 (a)	657,000	657,633
0.82%, 12/12/2016 (a)	500,000	502,626
2.98%, 12/22/2014 (a)	1,650,000	1,659,440
BPCE SA:
0.80%, 11/18/2016 (a)	500,000	501,783
0.86%, 6/17/2017 (a)	100,000	100,374
1.08%, 2/10/2017 (a)(c)	1,000,000	1,009,322
1.48%, 4/25/2016 (a)	1,038,000	1,053,972
Branch Banking & Trust Co.:
0.55%, 9/13/2016 (a)	300,000	299,464
0.66%, 12/1/2016 (a)	800,000	803,950
Canadian Imperial Bank of Commerce/Canada 0.75%, 7/18/2016 (a)	1,415,000	1,423,350
Commonwealth Bank of Australia:
0.43%, 6/3/2016 (a)(b)	1,000,000	1,000,828
0.51%, 1/29/2015 (a)(b)	1,400,000	1,401,317
0.59%, 3/13/2017 (a)(b)	1,600,000	1,601,925
0.73%, 9/20/2016 (a)(b)	2,335,000	2,349,682
1.03%, 9/18/2015 (a)(b)	1,200,000	1,209,484
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.71%, 3/18/2016 (a)	1,250,000	1,256,405
Credit Agricole SA 1.09%, 10/3/2016 (a)(b)	1,000,000	1,008,138
Credit Agricole SA/London:
1.03%, 4/15/2019 (a)(b)	600,000	604,879
1.39%, 4/15/2016 (a)(b)	350,000	353,954
Credit Suisse of New York, NY:
0.53%, 3/11/2016 (a)	200,000	199,912
0.72%, 5/26/2017 (a)	1,950,000	1,956,638
DBS Group Holdings Ltd. 0.73%, 7/16/2019 (a)(b)	600,000	599,717
Deutsche Bank AG London:
0.70%, 5/30/2017 (a)	1,500,000	1,501,171
0.84%, 2/13/2017 (a)	900,000	904,421
Dexia Credit Local SA 0.62%, 11/7/2016 (a)(b)	600,000	601,627
Export-Import Bank of Korea 0.98%, 1/14/2017 (a)	1,000,000	1,006,103
Fifth Third Bank:
0.64%, 2/26/2016 (a)	275,000	275,703
0.74%, 11/18/2016 (a)	975,000	981,077
HSBC Bank PLC 0.87%, 5/15/2018 (a)(b)(c)	800,000	806,892
ING Bank NV:
0.93%, 10/1/2019 (a)(b)	1,500,000	1,500,000
1.18%, 3/7/2016 (a)(b)(c)	700,000	706,823

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.87%, 9/25/2015 (a)(b)	$860,000	$872,848
Inter-American Development Bank 0.21%, 10/15/2015 (a)(c)	700,000	700,214
International Bank for Reconstruction & Development:
0.15%, 1/14/2015 (a)	2,400,000	2,400,564
0.16%, 8/7/2015 (a)	2,000,000	2,000,958
0.17%, 7/22/2015 (a)	962,000	961,534
International Finance Corp.:
0.15%, 1/28/2015 (a)	1,142,000	1,141,783
0.15%, 8/27/2015 (a)	500,000	500,248
0.17%, 8/1/2016 (a)	1,000,000	1,000,000
JPMorgan Chase Bank NA:
0.49%, 7/30/2015 (a)	1,200,000	1,201,508
0.65%, 6/2/2017 (a)	250,000	250,328
KeyBank NA 0.72%, 11/25/2016 (a)	600,000	602,690
Kfw:
0.16%, 10/30/2015 (a)	2,000,000	1,999,688
0.20%, 1/23/2015 (a)	2,000,000	2,000,126
0.21%, 7/9/2015 (a)	1,450,000	1,450,232
0.30%, 3/13/2015 (a)	850,000	850,508
Kommunalbanken AS:
0.26%, 1/26/2015 (a)(b)	1,564,000	1,564,063
0.31%, 3/18/2016 (a)(b)	1,900,000	1,901,284
0.36%, 5/2/2017 (a)(b)	500,000	500,532
0.41%, 2/20/2018 (a)(b)	1,174,000	1,175,576
0.44%, 4/1/2015 (a)(b)	500,000	500,324
0.61%, 3/27/2017 (a)(b)	3,750,000	3,775,245
Kommuninvest I Sverige AB 0.26%, 3/26/2015 (a)(b)	1,550,000	1,549,938
Kookmin Bank:
1.11%, 1/27/2017 (a)	1,100,000	1,108,206
1.48%, 10/11/2016 (a)	600,000	607,813
Landwirtschaftliche Rentenbank 0.43%, 3/15/2016 (a)(b)	800,000	801,854
Macquarie Bank, Ltd.:
0.68%, 6/15/2016 (a)(b)	1,000,000	999,822
1.03%, 3/24/2017 (a)(b)	600,000	605,291
Manufacturers & Traders Trust Co.:
0.53%, 3/7/2016 (a)	225,000	225,174
0.61%, 1/30/2017 (a)	700,000	701,703
Mizuho Bank, Ltd.:
0.66%, 4/16/2017 (a)(b)(c)	600,000	600,451
0.68%, 9/25/2017 (a)(b)	400,000	399,760
MUFG Union Bank NA 0.99%, 9/26/2016 (a)	600,000	605,218
National Australia Bank, Ltd.:
0.43%, 10/2/2014 (a)(b)	750,000	750,000
0.51%, 6/30/2017 (a)(b)	250,000	250,204
0.53%, 1/22/2015 (a)(b)	2,605,000	2,607,454
0.60%, 3/17/2017 (a)(b)	800,000	802,334
0.78%, 7/25/2016 (a)(c)	2,350,000	2,366,142
1.37%, 8/7/2015 (a)	300,000	302,860
National City Bank 0.60%, 6/7/2017 (a)	440,000	438,303
Nederlandse Waterschapsbank NV:
0.33%, 11/4/2015 (a)(b)	600,000	600,263
0.43%, 10/18/2016 (a)(b)	300,000	300,917
0.46%, 2/14/2018 (a)(b)	2,350,000	2,360,201
Nordea Bank AB:
0.59%, 4/4/2017 (a)(b)(c)	700,000	701,217
0.69%, 5/13/2016 (a)(b)	584,000	587,031
PNC Bank NA:
0.54%, 8/1/2017 (a)	400,000	400,198
0.55%, 4/29/2016 (a)	900,000	900,311
Royal Bank of Canada:
0.44%, 4/29/2015 (a)	1,180,000	1,181,378
0.45%, 12/16/2015 (a)	1,800,000	1,803,042
0.46%, 1/6/2015 (a)	2,400,000	2,401,459
0.47%, 6/16/2017 (a)	400,000	400,103
0.56%, 1/23/2017 (a)	1,400,000	1,404,498
0.60%, 3/8/2016 (a)	1,300,000	1,303,904
0.69%, 9/9/2016 (a)	1,000,000	1,006,402
0.76%, 3/15/2019 (a)(c)	1,000,000	1,009,215
0.94%, 10/30/2014 (a)	1,088,000	1,088,570
Royal Bank of Scotland Group PLC 1.17%, 3/31/2017 (a)	600,000	602,359
Shinhan Bank 0.88%, 4/8/2017 (a)(b)	600,000	601,641
Standard Chartered PLC 0.57%, 9/8/2017 (a)(b)(c)	400,000	400,578
Sumitomo Mitsui Banking Corp.:
0.55%, 7/11/2017 (a)	600,000	600,164
0.66%, 1/10/2017 (a)	800,000	802,345
0.90%, 7/19/2016 (a)	350,000	352,567
Sumitomo Mitsui Trust Bank, Ltd. 1.01%, 9/16/2016 (a)(b)	500,000	503,116
Suncorp-Metway, Ltd. 0.93%, 3/28/2017 (a)(b)	600,000	599,993
SunTrust Bank/Atlanta GA 0.52%, 8/24/2015 (a)	373,000	372,656
Svenska Handelsbanken AB:
0.68%, 3/21/2016 (a)	1,280,000	1,285,363
0.70%, 9/23/2016 (a)	1,100,000	1,106,507
0.72%, 6/17/2019 (a)(c)	500,000	502,544
Swedish Export Credit 0.28%, 1/5/2015 (a)	584,000	584,076
The Bank of New York Mellon Corp.:
0.46%, 10/23/2015 (a)	450,000	450,922
0.46%, 3/4/2016 (a)	584,000	584,492
0.67%, 3/6/2018 (a)	146,000	146,556
The Bank Of New York Mellon Corp. 0.71%, 9/11/2019 (a)	500,000	500,723
The Bank of New York Mellon Corp.:
0.80%, 8/1/2018 (a)	370,000	373,080
1.08%, 11/24/2014 (a)	200,000	200,299
The Bank of Nova Scotia:
0.54%, 4/11/2017 (a)(c)	700,000	700,350
0.63%, 3/15/2016 (a)	492,000	493,679
0.65%, 12/13/2016 (a)	900,000	903,740
0.75%, 7/15/2016 (a)	1,314,000	1,321,951
1.27%, 1/12/2015 (a)	600,000	601,618
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.54%, 9/8/2017 (a)(b)	600,000	600,169
0.64%, 3/10/2017 (a)(b)	1,000,000	1,002,912
0.68%, 2/26/2016 (a)(b)	826,000	827,663
0.84%, 9/9/2016 (a)(b)	850,000	855,415
The Korea Development Bank 0.86%, 1/22/2017 (a)(c)	900,000	902,160

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Toronto-dominion Bank 0.40%, 7/13/2016 (a)	$900,000	$900,635
The Toronto-Dominion Bank:
0.42%, 5/1/2015 (a)	4,300,000	4,305,646
0.48%, 5/2/2017 (a)	1,150,000	1,149,405
0.68%, 7/2/2019 (a)(c)	1,500,000	1,502,803
0.69%, 9/9/2016 (a)	3,500,000	3,519,022
0.79%, 4/30/2018 (a)(c)	810,000	816,329
US Bancorp 0.72%, 11/15/2018 (a)	900,000	906,963
US Bank NA:
0.35%, 4/22/2016 (a)	2,000,000	2,000,536
0.43%, 9/11/2017 (a)	500,000	499,090
0.47%, 1/30/2017 (a)	1,500,000	1,500,997
0.51%, 10/14/2014 (a)	430,000	430,037
Wachovia Corp.:
0.50%, 6/15/2017 (a)	1,800,000	1,801,127
0.58%, 10/28/2015 (a)	900,000	901,371
0.60%, 10/15/2016 (a)	1,600,000	1,600,037
Wells Fargo & Co.:
0.44%, 10/28/2015 (a)	2,520,000	2,522,810
0.53%, 6/2/2017 (a)	500,000	500,128
0.69%, 4/22/2019 (a)	500,000	501,569
0.76%, 7/20/2016 (a)	800,000	804,600
0.86%, 4/23/2018 (a)	1,961,000	1,980,355
1.16%, 6/26/2015 (a)	1,130,000	1,137,212
Wells Fargo Bank NA:
0.38%, 6/2/2016 (a)	2,300,000	2,299,216
0.44%, 5/16/2016 (a)	2,175,000	2,173,145
0.51%, 7/20/2015 (a)	2,250,000	2,254,120
0.56%, 3/15/2016 (a)	700,000	701,660
0.62%, 11/3/2014 (a)	300,000	300,101
Westpac Banking Corp.:
0.56%, 5/19/2017 (a)	1,600,000	1,603,747
0.66%, 11/25/2016 (a)(c)	1,072,000	1,076,793
0.98%, 7/30/2018 (a)	600,000	607,258
0.99%, 9/25/2015 (a)	1,775,000	1,787,354

		172,535,479

BEVERAGES — 1.1%
Anheuser-Busch InBev Finance, Inc. 0.43%, 1/27/2017 (a)	500,000	499,772
PepsiCo, Inc.:
0.44%, 7/30/2015 (a)	600,000	600,707
0.44%, 2/26/2016 (a)	1,542,000	1,545,066
SABMiller Holdings, Inc. 0.93%, 8/1/2018 (a)(b)(c)	400,000	403,028
The Coca-Cola Co.:
0.21%, 3/5/2015 (a)	800,000	800,130
0.34%, 11/1/2016 (a)	600,000	600,748

		4,449,451

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.61%, 5/22/2017 (a)	800,000	801,878

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 1.33%, 6/30/2017 (a)(b)	375,000	376,616

CAPITAL MARKETS — 6.2%
Morgan Stanley:
0.68%, 10/18/2016 (a)	2,000,000	2,005,312
0.71%, 10/15/2015 (a)	2,850,000	2,858,855
0.97%, 7/23/2019 (a)	400,000	400,562
1.08%, 1/24/2019 (a)(c)	500,000	505,711
1.48%, 2/25/2016 (a)	1,365,000	1,383,493
1.51%, 4/25/2018 (a)(c)	1,400,000	1,439,383
Svensk Exportkredit AB 0.53%, 1/23/2017 (a)	550,000	552,545
The Bear Stearns Cos LLC 0.62%, 11/21/2016 (a)	1,638,000	1,638,355
The Goldman Sachs Group, Inc.:
0.63%, 7/22/2015 (a)	2,366,000	2,369,270
0.68%, 3/22/2016 (a)	5,781,000	5,793,458
0.73%, 1/12/2015 (a)(c)	1,483,000	1,484,234
1.23%, 11/21/2014 (a)	546,000	546,666
1.33%, 11/15/2018 (a)	1,100,000	1,119,098
1.44%, 4/30/2018 (a)	2,450,000	2,503,540

		24,600,482

CHEMICALS — 0.1%
Monsanto Co. 0.44%, 11/7/2016 (a)	500,000	500,420

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
0.28%, 9/3/2015 (a)	1,200,000	1,200,649
0.51%, 3/3/2017 (a)	1,150,000	1,153,862
0.73%, 3/1/2019 (a)	672,000	676,971

		3,031,482

CONSUMER FINANCE — 1.7%
Caterpillar Financial Services Corp.:
0.46%, 3/3/2017 (a)	600,000	601,303
0.47%, 2/26/2016 (a)	750,000	752,049
0.58%, 2/9/2015 (a)	730,000	731,012
Hyundai Capital Services, Inc. 1.03%, 3/18/2017 (a)(b)	600,000	602,180
John Deere Capital Corp.:
0.30%, 1/12/2015 (a)	550,000	550,168
0.33%, 10/8/2014 (a)	2,020,000	2,020,054
0.33%, 2/25/2016 (a)	900,000	899,742
0.35%, 6/15/2015 (a)	470,000	470,435

		6,626,943

DIVERSIFIED FINANCIAL SERVICES — 18.2%
American Express Co. 0.82%, 5/22/2018 (a)	950,000	958,196
American Express Credit Corp.:
0.50%, 6/5/2017 (a)	750,000	750,595
0.53%, 9/22/2017 (a)	600,000	599,640
0.72%, 8/15/2019 (a)	500,000	500,954
0.74%, 7/29/2016 (a)	1,300,000	1,306,860
0.78%, 3/18/2019 (a)	1,100,000	1,104,815
1.33%, 6/12/2015 (a)	1,000,000	1,007,280
American Honda Finance Corp.:
0.33%, 11/13/2014 (a)(b)	300,000	300,055
0.36%, 9/2/2016 (a)	600,000	600,046
0.40%, 7/14/2017 (a)	1,200,000	1,200,994
0.46%, 11/3/2014 (a)(b)	500,000	500,127
0.61%, 5/26/2016 (a)(b)	1,400,000	1,406,630
0.73%, 10/7/2016 (a)	850,000	855,958
Bank of America Corp.:
0.49%, 10/14/2016 (a)	600,000	599,038
0.69%, 1/15/2015 (a)	472,000	472,354

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

0.79%, 5/2/2017 (a)	$200,000	$199,234
0.84%, 8/25/2017 (a)	500,000	501,283
1.05%, 3/22/2016 (a)	1,417,000	1,426,876
1.11%, 4/1/2019 (a)	1,500,000	1,507,903
1.27%, 1/15/2019 (a)(c)	1,000,000	1,014,261
1.30%, 3/22/2018 (a)	1,577,000	1,606,283
Bank of America NA:
0.51%, 6/15/2016 (a)	1,100,000	1,096,124
0.53%, 6/15/2017 (a)	1,500,000	1,489,705
0.70%, 11/14/2016 (a)	1,200,000	1,201,013
0.70%, 2/14/2017 (a)	1,300,000	1,302,445
Caisse Centrale Desjardins 0.51%, 10/29/2015 (a)(b)	600,000	601,286
Citigroup, Inc.:
0.50%, 6/9/2016 (a)	2,810,000	2,794,750
0.52%, 11/5/2014 (a)	2,410,000	2,410,352
0.76%, 5/1/2017 (a)(c)	1,300,000	1,302,649
0.77%, 3/10/2017 (a)	1,200,000	1,202,038
0.91%, 11/15/2016 (a)	1,000,000	1,005,642
1.03%, 4/1/2016 (a)	800,000	805,676
1.19%, 7/25/2016 (a)(c)	2,750,000	2,778,248
1.93%, 5/15/2018 (a)(c)	1,600,000	1,664,974
Ford Motor Credit Co. LLC:
0.75%, 9/8/2017 (a)	800,000	800,920
1.06%, 3/12/2019 (a)	1,100,000	1,104,309
1.48%, 5/9/2016 (a)	800,000	810,980
General Electric Capital Corp.:
0.40%, 2/15/2017 (a)	400,000	399,905
0.43%, 1/8/2016 (a)(c)	1,730,000	1,731,323
0.43%, 5/11/2016 (a)	910,000	911,137
0.46%, 1/14/2016 (a)	600,000	601,074
0.51%, 8/7/2018 (a)	1,000,000	996,037
0.51%, 5/15/2017 (a)	500,000	500,901
0.61%, 7/10/2015 (a)	1,020,000	1,022,752
0.61%, 1/9/2015 (a)	1,300,000	1,301,335
0.74%, 1/14/2019 (a)	600,000	604,056
0.83%, 1/8/2016 (a)	1,490,000	1,498,654
0.83%, 12/11/2015 (a)	150,000	150,965
0.88%, 7/12/2016 (a)	1,200,000	1,210,405
0.95%, 4/2/2018 (a)	500,000	505,704
1.10%, 5/9/2016 (a)	1,025,000	1,037,128
HSBC Finance Corp. 0.66%, 6/1/2016 (a)	1,450,000	1,450,602
JPMorgan Chase & Co.:
0.68%, 4/23/2015 (a)	3,914,000	3,917,350
0.75%, 2/15/2017 (a)	2,000,000	2,009,410
0.78%, 4/25/2018 (a)	1,000,000	1,005,274
0.85%, 2/26/2016 (a)	3,330,000	3,349,740
0.87%, 1/28/2019 (a)(c)	1,000,000	1,007,231
0.89%, 10/15/2015 (a)	876,000	880,636
1.13%, 1/25/2018 (a)	3,350,000	3,410,508
1.28%, 3/20/2015 (a)	419,000	420,786
Nomura Holdings, Inc. 1.68%, 9/13/2016 (a)	250,000	254,652
Toyota Motor Credit Corp. 0.33%, 9/23/2016 (a)	350,000	349,515
UBS AG of Stamford, CT 0.87%, 8/14/2019 (a)	500,000	502,620

		71,820,193

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
America Movil SAB de CV 1.23%, 9/12/2016 (a)	900,000	910,061
AT&T, Inc.:
0.62%, 2/12/2016 (a)	1,426,000	1,429,277
0.65%, 3/30/2017 (a)	900,000	901,780
0.90%, 3/11/2019 (a)(c)	1,200,000	1,208,912
Verizon Communications, Inc.:
0.43%, 3/6/2015 (a)(b)	246,000	246,145
0.63%, 6/9/2017 (a)(c)	2,100,000	2,105,011
1.76%, 9/15/2016 (a)	2,900,000	2,973,127
1.98%, 9/14/2018 (a)	2,000,000	2,106,840
Vodafone Group PLC 0.62%, 2/19/2016 (a)	1,357,000	1,360,923

		13,242,076

ELECTRIC UTILITIES — 0.1%
Duke Energy Corp. 0.62%, 4/3/2017 (a)	350,000	351,217

FOOD & STAPLES RETAILING — 0.2%
The Kroger Co. 0.76%, 10/17/2016 (a)	800,000	802,276

FOOD PRODUCTS — 0.5%
ConAgra Foods, Inc. 0.60%, 7/21/2016 (a)	600,000	600,750
General Mills, Inc. 0.53%, 1/29/2016 (a)	700,000	700,865
Mondelez International, Inc. 0.76%, 2/1/2019 (a)(c)	600,000	599,747

		1,901,362

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc. 0.40%, 12/11/2014 (a)	760,000	760,222

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Roche Holdings, Inc.:
0.32%, 9/29/2017 (a)(b)	400,000	399,758
0.57%, 9/30/2019 (a)(b)	400,000	399,602

		799,360

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp. 0.28%, 5/19/2016 (a)	400,000	400,127
The Procter & Gamble Co. 0.32%, 11/4/2016 (a)	700,000	700,294

		1,100,421

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco Electronics Group SA 0.44%, 1/29/2016 (a)	400,000	400,185

INSURANCE — 2.0%
Berkshire Hathaway Finance Corp.:
0.36%, 8/14/2017 (a)	600,000	599,409
0.38%, 1/10/2017 (a)	500,000	500,001
Jackson National Life Global Funding 0.58%, 9/30/2015 (a)(b)	350,000	350,939
MetLife Institutional Funding II 0.60%, 1/6/2015 (a)(b)	750,000	750,727
Metropolitan Life Global Funding I:
0.36%, 6/23/2016 (a)(b)	800,000	800,412
0.61%, 4/10/2017 (a)(b)	1,700,000	1,711,079
0.76%, 7/15/2016 (a)(b)	200,000	201,602

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New York Life Global Funding:
0.26%, 10/5/2015 (a)(b)	$450,000	$450,135
0.33%, 9/6/2016 (a)(b)	500,000	499,804
0.58%, 5/23/2016 (a)(b)	700,000	703,557
Pricoa Global Funding I 0.50%, 8/19/2015 (a)(b)	350,000	350,625
Principal Life Global Funding II 0.61%, 5/27/2016 (a)(b)	300,000	301,201
Prudential Financial, Inc. 1.01%, 8/15/2018 (a)	800,000	807,330

		8,026,821

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc.:
0.44%, 7/28/2017 (a)	600,000	600,839
0.72%, 8/1/2019 (a)(c)	600,000	599,997

		1,200,836

MEDIA — 0.7%
NBCUniversal Enterprise, Inc.:
0.77%, 4/15/2016 (a)(b)(c)	584,000	585,284
0.92%, 4/15/2018 (a)(b)	1,319,000	1,332,262
The Walt Disney Co. 0.22%, 2/11/2015 (a)	1,050,000	1,050,141

		2,967,687

METALS & MINING — 0.9%
Anglo American Capital PLC 1.18%, 4/15/2016 (a)(b)(c)	600,000	603,378
BHP Billiton Finance USA, Ltd. 0.48%, 9/30/2016 (a)	950,000	951,353
Glencore Funding LLC:
1.40%, 5/27/2016 (a)(b)	657,000	661,536
1.59%, 1/15/2019 (a)(b)	700,000	705,233
Rio Tinto Finance USA PLC 1.07%, 6/17/2016 (a)	578,000	583,437

		3,504,937

MULTI-NATIONAL — 2.0%
Asian Development Bank:
0.15%, 5/29/2015 (a)	1,200,000	1,199,758
0.16%, 5/13/2016 (a)	500,000	499,841
Inter-American Development Bank:
0.15%, 7/29/2015 (a)	1,000,000	1,000,139
0.17%, 10/23/2015 (a)	2,350,000	2,349,932
0.19%, 2/11/2016 (a)(c)	1,550,000	1,549,975
0.26%, 9/12/2018 (a)	750,000	753,558
0.27%, 1/15/2019 (a)(c)	600,000	600,438

		7,953,641

OIL, GAS & CONSUMABLE FUELS — 5.2%
BP Capital Markets PLC:
0.57%, 11/6/2015 (a)	1,100,000	1,102,641
0.66%, 11/7/2016 (a)	400,000	400,584
0.87%, 9/26/2018 (a)(c)	1,165,000	1,172,350
Canadian Natural Resources, Ltd. 0.61%, 3/30/2016 (a)	500,000	501,151
CNPC General Capital, Ltd. 1.13%, 5/14/2017 (a)(b)	900,000	902,070
Devon Energy Corp.:
0.68%, 12/15/2015 (a)	600,000	602,304
0.77%, 12/15/2016 (a)	600,000	603,680
Enbridge, Inc.:
0.68%, 6/2/2017 (a)	600,000	601,897
0.89%, 10/1/2016 (a)(c)	350,000	352,150
Exxon Mobil Corp.:
0.27%, 3/15/2017 (a)	800,000	800,969
0.38%, 3/15/2019 (a)	600,000	600,788
Petrobras Global Finance BV:
1.85%, 5/20/2016 (a)	1,125,000	1,123,875
2.37%, 1/15/2019 (a)(c)	1,300,000	1,299,610
2.59%, 3/17/2017 (a)(c)	2,000,000	2,022,320
Petroleos Mexicanos 2.25%, 7/18/2018 (a)	450,000	470,250
Shell International Finance BV:
0.30%, 11/10/2015 (a)	1,000,000	1,000,446
0.44%, 11/15/2016 (a)	1,000,000	1,002,958
Sinopec Group Overseas Development 2014, Ltd.:
1.01%, 4/10/2017 (a)(b)	1,400,000	1,401,390
1.15%, 4/10/2019 (a)(b)(c)	600,000	600,527
Statoil ASA:
0.52%, 5/15/2018 (a)(c)	669,000	669,035
0.69%, 11/8/2018 (a)	900,000	906,202
Total Capital Canada, Ltd. 0.61%, 1/15/2016 (a)	1,280,000	1,285,605
Total Capital International SA 0.80%, 8/10/2018 (a)	600,000	605,737
TransCanada PipeLines, Ltd. 0.91%, 6/30/2016 (a)	550,000	554,482

		20,583,021

PHARMACEUTICALS — 1.5%
AbbVie, Inc. 1.00%, 11/6/2015 (a)	1,000,000	1,006,999
Johnson & Johnson 0.31%, 11/28/2016 (a)	1,000,000	1,001,726
McKesson Corp. 0.63%, 9/10/2015 (a)	600,000	600,790
Merck & Co., Inc.:
0.42%, 5/18/2016 (a)	814,000	818,558
0.59%, 5/18/2018 (a)	1,352,000	1,359,349
Pfizer, Inc.:
0.38%, 5/15/2017 (a)(c)	600,000	599,209
0.53%, 6/15/2018 (a)	495,000	495,581

		5,882,212

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.44%, 11/6/2015 (a)	409,000	409,447

SOFTWARE — 0.5%
Oracle Corp.:
0.43%, 7/7/2017 (a)	700,000	700,768
0.81%, 1/15/2019 (a)	1,100,000	1,111,176

		1,811,944

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.:
0.29%, 5/3/2016 (a)	1,176,000	1,176,406
0.31%, 5/5/2017 (a)	1,200,000	1,199,066
0.49%, 5/3/2018 (a)(c)	2,439,000	2,442,537
0.54%, 5/6/2019 (a)	1,200,000	1,201,082

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Hewlett-Packard Co. 1.17%, 1/14/2019 (a)	$900,000	$912,093
International Business Machines Corp.:
0.22%, 2/4/2015 (a)	1,800,000	1,800,338
0.26%, 7/29/2015 (a)	650,000	650,389
0.31%, 2/5/2016 (a)	1,000,000	1,000,395
0.61%, 2/12/2019 (a)(c)	400,000	402,932

		10,785,238

TOBACCO — 0.1%
Philip Morris International, Inc. 0.28%, 2/26/2015 (a)	460,000	460,043

TREASURY BILL — 0.3%
Svensk Exportkredit AB 0.41%, 6/12/2017 (a)	1,000,000	1,001,404

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telefonica Emisiones SAU 0.88%, 6/23/2017 (a)	200,000	199,837

TOTAL CORPORATE BONDS & NOTES —
(Cost $381,224,102)		382,767,942

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
BANKS — 1.0%
Bank Nederlandse Gemeenten NV 0.40%, 7/18/2016 (a)(b)	1,292,000	1,295,101
Nederlandse Waterschapsbank NV 0.29%, 10/27/2014 (a)(b)	2,800,000	2,800,252

		4,095,353

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Export Development Canada 0.16%, 6/17/2015 (a)(b)	1,000,000	999,950

MULTI-NATIONAL — 0.2%
Asian Development Bank 0.26%, 2/28/2018 (a)	1,000,000	999,314

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.28%, 8/13/2015 (a)	800,000	800,255
0.39%, 4/1/2015 (a)	650,000	650,447

		1,450,702

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $7,541,265)		7,545,319

	Shares
SHORT TERM INVESTMENTS — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	17,423,443	17,423,443
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	6,223,097	6,223,097

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $23,646,540)		23,646,540

TOTAL INVESTMENTS — 104.7% (h)
(Cost $412,411,907)		413,959,801
OTHER ASSETS & LIABILITIES — (4.7)%		(18,611,505)

NET ASSETS — 100.0%		$395,348,296

(a)	Variable rate security — Rate shown is rate in effect at September 30, 2014. Maturity date shown is the final maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.2% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at September 30, 2014.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.0%
ARGENTINA — 0.2%
YPF SA 8.75%, 4/4/2024 (a)	50,000	$51,000

BARBADOS — 0.3%
Columbus International, Inc. 7.38%, 3/30/2021 (a)(b)	75,000	78,000

BERMUDA — 0.9%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	213,760

BRAZIL — 6.8%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	94,250
Banco do Brasil SA 3.88%, 10/10/2022	175,000	162,312
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	150,000	156,563
Banco Votorantim SA 5.25%, 2/11/2016 (a)	100,000	103,500
BRF SA 4.75%, 5/22/2024 (a)(b)	100,000	98,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	150,000	151,688
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	100,000	106,750
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	105,500
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	151,500
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2022 (a)	95,370	98,946
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	102,800
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)(b)	100,000	104,000
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)(b)	150,000	145,695
Vale SA 5.63%, 9/11/2042 (b)	50,000	48,921

		1,630,925

BRITISH VIRGIN ISLANDS — 8.9%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	104,116
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	105,416
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	350,000	325,227
4.25%, 5/9/2043	125,000	117,240
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	203,399
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)(b)	200,000	206,250
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	105,770
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	94,192
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	150,000	153,735
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	205,285
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	95,575
State Grid Overseas Investment 2014, Ltd.:
2.75%, 5/7/2019 (a)	150,000	150,312
4.13%, 5/7/2024 (a)	50,000	51,263
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	100,000	103,190
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	100,000	98,745

		2,119,715

CANADA — 1.3%
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	50,014
Nexen Energy ULC 6.40%, 5/15/2037	50,000	60,929
Pacific Rubiales Energy Corp.:
5.13%, 3/28/2023 (a)(b)	100,000	95,530
5.38%, 1/26/2019 (a)(b)	100,000	101,500

		307,973

CAYMAN ISLANDS — 8.5%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	200,000	204,600
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)(b)	200,000	209,368
4.63%, 1/13/2022 (a)(b)	300,000	322,546
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	125,000
Petrobras International Finance Co.:
3.50%, 2/6/2017	300,000	305,214
5.38%, 1/27/2021	150,000	151,623
6.75%, 1/27/2041 (b)	150,000	154,050
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	125,000	125,916
5.63%, 9/15/2019 (b)	200,000	223,335
6.88%, 11/21/2036	200,000	225,500

		2,047,152

CHILE — 4.2%
Banco Santander Chile 3.88%, 9/20/2022 (a)	150,000	147,759
Cencosud SA 4.88%, 1/20/2023 (a)(b)	100,000	99,772
Colbun SA 4.50%, 7/10/2024 (a)	100,000	99,091
Corp Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a)(b)	200,000	191,672
5.63%, 9/21/2035 (a)	125,000	136,804
Corpbanca SA 3.13%, 1/15/2018 (b)	100,000	100,205
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	103,574
GNL Quintero SA 4.63%, 7/31/2029 (a)	125,000	124,544

		1,003,421

CHINA — 2.3%
Baidu, Inc. 3.25%, 8/6/2018	100,000	102,959

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

China Resources Land, Ltd. 4.63%, 5/19/2016 (a)	100,000	$103,752
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)	125,000	129,687
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	200,000	202,162

		538,560

COLOMBIA — 3.0%
Bancolombia SA 5.95%, 6/3/2021	100,000	109,750
Ecopetrol SA:
5.88%, 9/18/2023	50,000	55,187
7.38%, 9/18/2043	100,000	120,800
7.63%, 7/23/2019 (b)	100,000	118,720
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	99,000
SUAM Finance BV 4.88%, 4/17/2024 (a)	100,000	101,750
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	100,000	105,250

		710,457

HONG KONG — 0.9%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)	100,000	96,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)(b)	100,000	111,500

		207,500

INDIA — 1.8%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	210,661
State Bank of India 3.62%, 4/17/2019 (a)(b)	225,000	228,333

		438,994

INDONESIA — 1.5%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)(b)	100,000	94,750
6.00%, 5/3/2042 (a)(b)	100,000	95,750
6.45%, 5/30/2044 (a)	75,000	75,750
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/2024 (a)	100,000	100,250

		366,500

IRELAND — 3.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	103,727
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	101,625
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)(b)	100,000	91,125
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	100,000	99,250
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	100,000	85,750
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(b)	100,000	86,500
OJSC Novolipetsk Steel via Steel Funding, Ltd. 4.45%, 2/19/2018 (a)	100,000	96,750
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	85,500

		750,227

ISRAEL — 1.3%
B Communications, Ltd. 7.38%, 2/15/2021 (a)	100,000	106,375
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)(b)	100,000	108,200
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	100,000	95,291

		309,866

IVORY COAST — 1.0%
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024 (b)	100,000	98,625
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)(b)	125,000	131,875

		230,500

JAMAICA — 0.8%
Digicel, Ltd. 6.00%, 4/15/2021 (a)(b)	200,000	198,000

KAZAKHSTAN — 0.5%
KazMunayGas National Co. JSC 7.00%, 5/5/2020 (a)(b)	100,000	111,200

LUXEMBOURG — 6.5%
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	51,187
CSN Resources SA 6.50%, 7/21/2020 (a)(b)	100,000	102,200
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	104,250
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	86,125
Gazprom OAO Via Gaz Capital SA:
6.51%, 3/7/2022 (a)	100,000	101,750
7.29%, 8/16/2037 (a)	100,000	105,500
9.25%, 4/23/2019 (a)	300,000	343,144
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	144,975
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	99,750
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	104,016
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	100,000	104,125
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	200,000	199,740

		1,546,762

MALAYSIA — 0.8%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	195,668

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MEXICO — 12.5%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)	50,000	$53,325
6.88%, 3/25/2044 (a)	25,000	27,781
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	50,000	46,487
5.00%, 3/30/2020	300,000	328,293
6.13%, 3/30/2040	125,000	145,553
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (a)	150,000	145,125
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)(b)	150,000	150,750
BBVA Bancomer SA 4.38%, 4/10/2024 (a)(b)	150,000	151,500
Cemex SAB de CV 5.70%, 1/11/2025 (a)	250,000	240,875
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	100,000	100,426
3.88%, 11/26/2023	50,000	51,604
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	52,550
5.75%, 2/14/2042 (a)	50,000	52,875
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	45,340
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)(b)	100,000	104,500
Grupo Televisa SA 6.63%, 3/18/2025 (b)	100,000	120,678
Petroleos Mexicanos:
3.13%, 1/23/2019 (a)(b)	100,000	102,500
3.50%, 1/30/2023	150,000	143,700
5.50%, 1/21/2021 (b)	400,000	440,200
6.38%, 1/23/2045 (a)	100,000	113,080
6.50%, 6/2/2041	335,000	387,494

		3,004,636

MOROCCO — 0.4%
OCP SA 5.63%, 4/25/2024 (a)	100,000	104,020

NETHERLANDS — 8.4%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (a)	100,000	105,136
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	100,000	96,750
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	54,152
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	215,540
Lukoil International Finance BV:
6.13%, 11/9/2020 (a)	200,000	201,000
7.25%, 11/5/2019 (a)	100,000	106,000
Majapahit Holding BV 7.75%, 1/20/2020 (a)	250,000	289,375
Myriad International Holdings BV 6.00%, 7/18/2020 (a)	100,000	108,500
Petrobras Global Finance BV:
3.25%, 3/17/2017	100,000	101,197
4.38%, 5/20/2023 (b)	200,000	187,406
4.88%, 3/17/2020 (b)	200,000	202,641
5.63%, 5/20/2043 (b)	50,000	44,288
7.25%, 3/17/2044	50,000	54,032
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(b)	200,000	203,750
VTR Finance BV 6.88%, 1/15/2024 (a)	50,000	51,750

		2,021,517

PERU — 1.1%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)(b)	54,000	53,730
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (a)	100,000	107,750
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	100,000	101,600

		263,080

SINGAPORE — 0.2%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	50,804

SOUTH AFRICA — 1.4%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (b)	150,000	144,714
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	100,770
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a)(b)	100,000	94,145

		339,629

SOUTH KOREA — 4.0%
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	104,344
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	127,319
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	150,000	152,219
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	154,965
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	103,088
NongHyup Bank 2.25%, 9/19/2017 (a)	100,000	100,506
POSCO 4.25%, 10/28/2020 (a)	100,000	106,500
Woori Bank Co., Ltd. 2.88%, 10/2/2018 (a)	100,000	101,757

		950,698

SPAIN — 0.5%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)(b)	100,000	111,000

THAILAND — 1.7%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	100,596
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	100,000	103,949
Siam Commercial Bank PCL 3.50%, 4/7/2019 (a)	200,000	203,900

		408,445

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

TRINIDAD AND TOBAGO — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)(b)	75,000	$94,313

TURKEY — 2.1%
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	98,800
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (a)(b)	100,000	94,350
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	103,000
Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (a)	100,000	100,853
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	94,500

		491,503

UNITED ARAB EMIRATES — 2.5%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	290,937
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	61,750	67,771
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	112,130
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)(b)	100,000	121,625

		592,463

UNITED KINGDOM — 1.1%
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	101,760
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	50,500
8.25%, 6/7/2021 (a)	100,000	110,250

		262,510

UNITED STATES — 4.4%
Hyundai Capital America:
1.88%, 8/9/2016 (a)	100,000	101,241
2.13%, 10/2/2017 (a)(b)	125,000	126,514
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)	100,000	96,000
7.25%, 6/1/2021 (a)(b)	175,000	183,750
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	156,928
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/2024 (a)	125,000	128,950
Southern Copper Corp.:
5.25%, 11/8/2042 (b)	50,000	47,243
6.75%, 4/16/2040	100,000	111,168
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	50,000	51,292
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (b)	50,000	60,118

		1,063,204

VENEZUELA — 2.7%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (a)(b)	250,000	129,450
6.00%, 11/15/2026 (a)(b)	100,000	52,000
8.50%, 11/2/2017 (a)(b)	200,000	157,500
9.00%, 11/17/2021 (a)	100,000	66,750
12.75%, 2/17/2022 (a)	300,000	250,125

		655,825

TOTAL CORPORATE BONDS & NOTES —
(Cost $23,618,997)		23,469,827

	Shares
SHORT TERM INVESTMENTS — 16.5%
MONEY MARKET FUNDS — 16.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,727,050	3,727,050
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	233,723	233,723

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $3,960,773)		3,960,773

TOTAL INVESTMENTS — 114.5% (g)
(Cost $27,579,770)		27,430,600
OTHER ASSETS & LIABILITIES — (14.5)%		(3,475,596)

NET ASSETS — 100.0%		$23,955,004

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 73.2% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PCL = Public Company Limited
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 1.6%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	$50,000	$58,210
BE Aerospace, Inc. 5.25%, 4/1/2022	50,000	53,875
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	100,000	101,500
7.75%, 3/15/2020 (a)	75,000	81,765
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	53,875
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,994
5.20%, 10/15/2019	25,000	27,612
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	24,719
4.75%, 6/1/2043	25,000	25,697
Textron, Inc. 6.20%, 3/15/2015	25,000	25,630
Triumph Group, Inc. 4.88%, 4/1/2021 (b)	50,000	49,000

		528,877

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 4.90%, 1/15/2034	50,000	53,805
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)(b)	50,000	51,162

		104,967

AIRLINES — 0.2%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	54,649

AUTO COMPONENTS — 0.6%
Dana Holding Corp. 5.38%, 9/15/2021	50,000	50,875
Delphi Corp. 5.00%, 2/15/2023	50,000	53,550
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	52,997
Lear Corp. 4.75%, 1/15/2023	50,000	49,375

		206,797

AUTOMOBILES — 1.0%
Ford Motor Co. 4.75%, 1/15/2043	50,000	50,042
General Motors Co.:
3.50%, 10/2/2018	100,000	101,625
4.88%, 10/2/2023	50,000	52,875
6.25%, 10/2/2043	50,000	58,500
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	77,625
Nissan Motor Acceptance Corp. 1.95%, 9/12/2017 (a)	—	—

		340,667

BANKS — 4.8%
Barclays Bank PLC:
7.63%, 11/21/2022 (b)	—	—
7.75%, 4/10/2023	—	—
BBVA US Senior SAU 4.66%, 10/9/2015	75,000	77,834
CIT Group, Inc.:
3.88%, 2/19/2019	150,000	147,375
4.25%, 8/15/2017	200,000	202,000
5.00%, 8/15/2022 (b)	75,000	75,187
Credit Suisse of New York, NY 5.40%, 1/14/2020 (b)	50,000	55,771
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,880
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	50,000	52,277
Eksportfinans ASA:
3.00%, 11/17/2014	50,000	50,120
5.50%, 5/25/2016	100,000	105,410
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	36,751
First Horizon National Corp. 5.38%, 12/15/2015	50,000	52,404
Intesa Sanpaolo SpA:
3.88%, 1/16/2018 (b)	50,000	52,137
6.50%, 2/24/2021 (a)	100,000	115,142
KeyCorp 5.10%, 3/24/2021	50,000	55,693
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)	100,000	116,267
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,681
Royal Bank of Scotland Group PLC:
5.00%, 10/1/2014 (b)	25,000	25,000
6.00%, 12/19/2023	100,000	104,834
6.13%, 12/15/2022	100,000	105,844
SunTrust Banks, Inc. 2.75%, 5/1/2023	50,000	47,661
The Royal Bank of Scotland PLC 1.88%, 3/31/2017	100,000	100,051

		1,634,319

BEVERAGES — 1.0%
Constellation Brands, Inc.:
4.25%, 5/1/2023 (b)	50,000	48,813
6.00%, 5/1/2022	50,000	54,500
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	29,080
Heineken NV 1.40%, 10/1/2017 (a)	50,000	49,674
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,772
5.50%, 1/15/2042 (a)	25,000	27,587
SABMiller Holdings, Inc.:
1.85%, 1/15/2015 (a)	50,000	50,196
3.75%, 1/15/2022 (a)	25,000	25,482
4.95%, 1/15/2042 (a)	25,000	26,016

		337,120

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
2.30%, 6/15/2016	50,000	51,150
3.63%, 5/15/2022	50,000	50,784
6.40%, 2/1/2039 (b)	100,000	122,249
Celgene Corp. 3.25%, 8/15/2022	50,000	49,663

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Gilead Sciences, Inc.:
3.05%, 12/1/2016	$50,000	$52,084
4.80%, 4/1/2044	50,000	52,548

		378,478

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	25,000	27,345

BUILDING PRODUCTS — 1.0%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	52,375
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/2019 (a)	50,000	57,464
Lafarge SA 7.13%, 7/15/2036	50,000	56,250
Louisiana-Pacific Corp. 7.50%, 6/1/2020	25,000	26,625
Masco Corp. 5.95%, 3/15/2022	100,000	109,250
USG Corp. 5.88%, 11/1/2021 (a)	25,000	25,500

		327,464

CAPITAL MARKETS — 0.4%
Morgan Stanley 4.88%, 11/1/2022 (b)	50,000	52,824
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	75,000	89,534

		142,358

CHEMICALS — 2.5%
Agrium, Inc. 4.90%, 6/1/2043 (b)	25,000	25,369
Ashland, Inc. 4.75%, 8/15/2022	75,000	73,125
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	49,000
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	25,000	24,507
4.95%, 6/1/2043	25,000	24,907
Eagle Spinco, Inc. 4.63%, 2/15/2021 (b)	50,000	48,000
Eastman Chemical Co. 3.60%, 8/15/2022 (b)	25,000	25,195
Ecolab, Inc. 3.00%, 12/8/2016	50,000	51,895
Ineos Finance PLC 8.38%, 2/15/2019 (a)	100,000	107,000
LyondellBasell Industries NV 5.00%, 4/15/2019	50,000	55,195
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	52,000
PolyOne Corp. 7.38%, 9/15/2020	25,000	26,312
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,625
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	34,373
The Dow Chemical Co.:
4.25%, 11/15/2020	50,000	53,272
4.38%, 11/15/2042	50,000	46,707
The Mosaic Co. 5.63%, 11/15/2043	50,000	55,804
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	27,918

		832,204

COMMERCIAL SERVICES & SUPPLIES — 1.9%
ACCO Brands Corp. 6.75%, 4/30/2020	25,000	25,875
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)	50,000	50,000
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,857
7.00%, 10/15/2037 (a)(b)	50,000	66,039
FTI Consulting, Inc. 6.75%, 10/1/2020 (b)	25,000	25,969
Iron Mountain, Inc. 6.00%, 8/15/2023	25,000	25,625
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	50,683
Republic Services, Inc. 3.55%, 6/1/2022	50,000	50,812
RR Donnelley & Sons Co. 6.50%, 11/15/2023 (b)	75,000	74,812
The ADT Corp.:
3.50%, 7/15/2022 (b)	75,000	64,875
4.13%, 4/15/2019	25,000	24,500
4.88%, 7/15/2042	50,000	41,500
The Western Union Co. 2.88%, 12/10/2017	50,000	51,478
Waste Management, Inc. 6.38%, 3/11/2015	75,000	76,885

		653,910

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	50,000	58,500

CONSUMER FINANCE — 0.4%
Navient LLC:
6.13%, 3/25/2024	75,000	73,125
8.00%, 3/25/2020	50,000	56,062

		129,187

CONTAINERS & PACKAGING — 0.9%
Ball Corp. 5.00%, 3/15/2022	75,000	75,375
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (b)	50,000	47,250
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	50,000	53,500
Rock Tenn Co. 4.90%, 3/1/2022	50,000	53,596
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	70,372

		300,093

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	24,743

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 9.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)	$50,000	$48,500
Air Lease Corp. 5.63%, 4/1/2017	50,000	53,938
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	24,688
6.25%, 12/1/2019	60,000	63,150
Ally Financial, Inc.:
2.75%, 1/30/2017 (b)	250,000	245,000
3.50%, 1/27/2019 (b)	105,000	102,112
4.63%, 6/26/2015	100,000	101,390
8.00%, 11/1/2031	150,000	187,125
Bank of America Corp.:
4.20%, 8/26/2024	100,000	99,135
5.42%, 3/15/2017	100,000	108,302
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	100,798
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	51,256
6.13%, 8/25/2036 (b)	50,000	57,328
CNH Capital LLC 3.88%, 11/1/2015 (b)	29,000	29,181
Credit Acceptance Corp. 6.13%, 2/15/2021 (a)	25,000	25,438
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)(b)	50,000	51,438
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017 (b)	100,000	106,035
5.63%, 9/15/2015	75,000	78,416
6.63%, 8/15/2017	100,000	113,048
12.00%, 5/15/2015	45,000	48,182
FS Investment Corp. 4.00%, 7/15/2019	50,000	49,950
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (b)	75,000	75,563
4.75%, 8/15/2017	50,000	52,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (b)	50,000	49,500
4.88%, 3/15/2019	25,000	24,625
5.88%, 2/1/2022	25,000	25,000
6.00%, 8/1/2020	50,000	51,375
International Lease Finance Corp.:
4.88%, 4/1/2015	150,000	152,250
5.88%, 4/1/2019 (b)	100,000	106,500
5.88%, 8/15/2022 (b)	75,000	78,375
8.75%, 3/15/2017	50,000	55,750
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	26,572
6.50%, 1/20/2043 (b)	25,000	27,624
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	49,500
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	60,177
Navient LLC:
6.00%, 1/25/2017	200,000	209,250
6.25%, 1/25/2016 (b)	100,000	103,800
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)(b)	50,000	52,000
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	50,809
ORIX Corp. 4.71%, 4/27/2015	50,000	51,261
Synchrony Financial 4.25%, 8/15/2024	25,000	25,003
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	25,000	27,354
UBS AG of Stamford, CT 7.63%, 8/17/2022	—	—

		3,099,073

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
British Telecommunications PLC 9.63%, 12/15/2030	50,000	78,514
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023 (b)	50,000	49,182
CenturyLink, Inc.:
5.63%, 4/1/2020	150,000	154,725
5.80%, 3/15/2022 (b)	50,000	51,250
7.65%, 3/15/2042	50,000	49,250
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	101,794
Frontier Communications Corp.:
7.63%, 4/15/2024 (b)	50,000	51,875
8.50%, 4/15/2020 (b)	125,000	138,750
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)(b)	100,000	97,750
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	51,600
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	48,806
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	54,500
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	99,750
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	125,000	136,719
T-Mobile USA, Inc. 6.50%, 1/15/2024	50,000	50,625
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	75,000	80,062
Verizon Communications, Inc.:
2.50%, 9/15/2016	100,000	102,629
4.50%, 9/15/2020	175,000	189,324
5.01%, 8/21/2054 (a)	50,000	50,237
5.05%, 3/15/2034 (b)	25,000	26,488
5.15%, 9/15/2023	100,000	110,737
6.40%, 9/15/2033	100,000	121,822
6.55%, 9/15/2043	100,000	124,939
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)(b)	50,000	50,375

		2,071,703

ELECTRIC UTILITIES — 5.0%
AEP Texas Central Co. 6.65%, 2/15/2033	50,000	64,857

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

AES Corp. 5.50%, 3/15/2024	$50,000	$48,625
Calpine Corp. 7.88%, 1/15/2023 (a)(b)	82,000	89,380
CMS Energy Corp. 4.25%, 9/30/2015 (b)	25,000	25,831
Dominion Resources, Inc.:
1.40%, 9/15/2017	50,000	49,650
1.95%, 8/15/2016	25,000	25,413
DPL, Inc.:
6.50%, 10/15/2016 (b)	50,000	53,000
7.25%, 10/15/2021	50,000	51,625
Duke Energy Corp. 2.10%, 6/15/2018	50,000	50,370
EDP Finance BV 6.00%, 2/2/2018 (a)	100,000	107,597
Enel Finance International NV:
5.13%, 10/7/2019 (a)	100,000	110,269
6.00%, 10/7/2039 (a)	50,000	56,943
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	53,418
6.20%, 10/1/2017 (b)	50,000	56,224
FirstEnergy Corp.:
2.75%, 3/15/2018	50,000	50,199
4.25%, 3/15/2023 (b)	75,000	74,563
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	50,000	50,875
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	49,843
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,208
NV Energy, Inc. 6.25%, 11/15/2020	25,000	29,401
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	53,639
Pacific Gas & Electric Co.:
3.75%, 2/15/2024 (b)	50,000	51,119
4.45%, 4/15/2042 (b)	25,000	24,983
5.40%, 1/15/2040	25,000	28,523
5.80%, 3/1/2037	25,000	30,018
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	49,268
4.20%, 6/15/2022 (b)	40,000	42,575
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	35,136
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	28,687
Southwestern Electric Power Co. 5.55%, 1/15/2017	50,000	54,699
The AES Corp.:
7.38%, 7/1/2021	50,000	56,000
8.00%, 10/15/2017	7,000	7,858
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	60,232
Xcel Energy, Inc. 4.80%, 9/15/2041	25,000	27,452

		1,698,480

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,031
Jabil Circuit, Inc. 4.70%, 9/15/2022 (b)	50,000	50,312
Roper Industries, Inc. 2.05%, 10/1/2018	50,000	49,530

		124,873

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,380
Avnet, Inc. 6.00%, 9/1/2015	25,000	26,121
Flextronics International, Ltd. 5.00%, 2/15/2023	50,000	49,875
Rexel SA 5.25%, 6/15/2020 (a)	50,000	50,219

		176,595

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,962
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	53,737
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	50,000	53,706
6.50%, 8/1/2036 (b)	25,000	28,836

		186,241

FOOD & STAPLES RETAILING — 0.8%
CVS Health Corp.:
2.75%, 12/1/2022 (b)	25,000	23,853
5.30%, 12/5/2043 (b)	50,000	56,020
5.75%, 6/1/2017	50,000	55,558
Safeway, Inc. 4.75%, 12/1/2021 (b)	50,000	50,427
The Kroger Co. 5.15%, 8/1/2043	25,000	26,733
Walgreen Co. 1.80%, 9/15/2017	50,000	50,181

		262,772

FOOD PRODUCTS — 2.1%
Bunge, Ltd. 8.50%, 6/15/2019	50,000	62,094
ConAgra Foods, Inc.:
3.20%, 1/25/2023 (b)	25,000	23,977
4.65%, 1/25/2043 (b)	25,000	24,143
General Mills, Inc. 5.70%, 2/15/2017	50,000	55,235
HJ Heinz Co. 4.25%, 10/15/2020	100,000	99,375
Kellogg Co.:
1.13%, 5/15/2015 (b)	25,000	25,112
7.45%, 4/1/2031	50,000	65,596
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	25,306
5.00%, 6/4/2042	25,000	26,136
6.13%, 8/23/2018	25,000	28,678
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	113,376
The Kroger Co. 3.90%, 10/1/2015	50,000	51,626

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Tyson Foods, Inc. 2.65%, 8/15/2019	$100,000	$100,187
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,178

		726,019

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043 (b)	25,000	25,204

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Boston Scientific Corp. 6.25%, 11/15/2015 (b)	50,000	52,923

HEALTH CARE PROVIDERS & SERVICES — 4.1%
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,837
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6.00%, 10/15/2021 (b)	50,000	51,625
Cardinal Health, Inc. 1.70%, 3/15/2018 (b)	25,000	24,758
Centene Corp. 4.75%, 5/15/2022	25,000	25,063
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	51,375
5.13%, 8/1/2021 (a)	50,000	49,875
CIGNA Corp. 4.00%, 2/15/2022	50,000	52,568
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)(b)	50,000	52,635
5.88%, 1/31/2022 (a)	50,000	53,000
HCA, Inc.:
3.75%, 3/15/2019 (b)	50,000	48,875
4.75%, 5/1/2023	125,000	122,187
5.00%, 3/15/2024	50,000	49,188
7.25%, 9/15/2020	100,000	105,000
HealthSouth Corp. 5.75%, 11/1/2024	50,000	51,000
Humana, Inc. 4.63%, 12/1/2042	25,000	24,481
Laboratory Corp. of America Holdings 3.75%, 8/23/2022 (b)	50,000	50,571
Lifepoint Hospitals, Inc. 5.50%, 12/1/2021	50,000	50,625
McKesson Corp. 4.88%, 3/15/2044	25,000	25,743
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	27,034
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	47,875
4.75%, 6/1/2020	75,000	74,437
6.00%, 10/1/2020 (b)	50,000	52,875
Universal Health Services, Inc. 3.75%, 8/1/2019 (a)	50,000	49,875
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	50,875
WellPoint, Inc.:
2.25%, 8/15/2019	75,000	73,847
3.13%, 5/15/2022	25,000	24,694
4.65%, 1/15/2043	50,000	49,191
4.65%, 8/15/2044	25,000	24,294

		1,388,403

HOTELS, RESTAURANTS & LEISURE — 0.7%
Marriott International, Inc. 3.38%, 10/15/2020	25,000	25,521
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	24,725
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	50,153
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020 (b)	75,000	79,594
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	51,789

		231,782

HOUSEHOLD DURABLES — 0.9%
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	48,625
4.75%, 2/15/2023	50,000	48,500
Lennar Corp.:
4.75%, 12/15/2017	25,000	25,719
4.75%, 11/15/2022	50,000	48,375
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	49,875
Toll Brothers Finance Corp. 6.75%, 11/1/2019 (b)	50,000	55,875
Whirlpool Corp. 4.00%, 3/1/2024	25,000	25,080

		302,049

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 4.75%, 1/15/2015	25,000	25,281

INSURANCE — 3.4%
American International Group, Inc.:
4.13%, 2/15/2024	50,000	51,937
5.85%, 1/16/2018	100,000	112,492
6.25%, 5/1/2036	50,000	62,525
Aon PLC 4.45%, 5/24/2043	25,000	24,196
AXA SA 8.60%, 12/15/2030 (b)	50,000	67,250
CNA Financial Corp. 3.95%, 5/15/2024	25,000	25,298
Genworth Financial, Inc. 7.20%, 2/15/2021 (b)	50,000	58,888
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	25,000	23,913
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	80,744
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	26,360
6.15%, 4/7/2036	50,000	61,261
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	50,000	50,168
MetLife, Inc. 6.40%, 12/15/2066	50,000	55,750

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	$50,000	$56,168
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	56,939
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	49,834
Prudential Financial, Inc. 5.20%, 3/15/2044 (c)	50,000	50,344
The Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,884
Voya Financial, Inc. 5.50%, 7/15/2022 (b)	50,000	56,368
XLIT, Ltd. 5.75%, 10/1/2021	50,000	57,840
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	79,812

		1,135,971

INTERNET SOFTWARE & SERVICES — 0.6%
Equinix, Inc. 7.00%, 7/15/2021	50,000	53,562
IAC/InterActiveCorp. 4.88%, 11/30/2018 (b)	50,000	50,500
Netflix, Inc. 5.75%, 3/1/2024 (a)	50,000	51,500
VeriSign, Inc. 4.63%, 5/1/2023	50,000	48,250

		203,812

IT SERVICES — 0.6%
First Data Corp. 6.75%, 11/1/2020 (a)(b)	100,000	106,000
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,089
Xerox Corp.:
4.50%, 5/15/2021 (b)	50,000	53,469
6.35%, 5/15/2018	25,000	28,592

		213,150

LEISURE PRODUCTS — 0.2%
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,837
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	50,500

		75,337

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	25,808
3.60%, 8/15/2021	25,000	25,746
5.30%, 2/1/2044 (b)	50,000	54,879

		106,433

MACHINERY — 0.9%
Case New Holland, Inc. 7.88%, 12/1/2017	100,000	111,125
Eaton Corp.:
2.75%, 11/2/2022	25,000	24,104
4.00%, 11/2/2032	25,000	24,732
Harsco Corp. 2.70%, 10/15/2015	75,000	74,719
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	25,000	25,535
SPX Corp. 6.88%, 9/1/2017 (b)	50,000	54,500

		314,715

MEDIA — 7.2%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	50,000	54,322
6.20%, 12/15/2034	25,000	30,357
6.40%, 12/15/2035	50,000	61,990
AMC Networks, Inc. 7.75%, 7/15/2021	50,000	54,500
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 (a)(b)	50,000	48,687
CBS Corp. 3.38%, 3/1/2022 (b)	50,000	50,071
COX Communications, Inc. 3.25%, 12/15/2022 (a)(b)	125,000	121,412
CSC Holdings LLC 6.75%, 11/15/2021	100,000	106,520
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	75,000	74,638
Series WI 3.80%, 3/15/2022	50,000	50,818
6.00%, 8/15/2040 (b)	25,000	28,078
Discovery Communications LLC 3.30%, 5/15/2022	50,000	49,640
DISH DBS Corp.:
4.25%, 4/1/2018 (b)	200,000	200,500
5.13%, 5/1/2020	75,000	74,812
5.88%, 7/15/2022 (b)	150,000	153,000
6.63%, 10/1/2014 (c)	25,000	25,000
Gannett Co., Inc.:
5.13%, 10/15/2019 (a)(b)	50,000	50,500
5.13%, 7/15/2020	50,000	50,125
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020 (b)	75,000	76,477
Historic TW, Inc. 6.63%, 5/15/2029	50,000	62,096
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	27,625
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020	100,000	96,750
Omnicom Group, Inc. 6.25%, 7/15/2019 (b)	25,000	29,154
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	23,897
Sirius XM Holdings, Inc. 5.88%, 10/1/2020 (a)	50,000	50,625
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	46,500
5.25%, 8/15/2022 (a)	50,000	52,125
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	52,197
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	105,222
4.50%, 9/15/2042 (b)	50,000	49,340
6.75%, 7/1/2018	25,000	29,068
6.75%, 6/15/2039	25,000	32,118

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Time Warner, Inc.:
3.15%, 7/15/2015	$25,000	$25,496
6.25%, 3/29/2041	25,000	29,481
7.63%, 4/15/2031	75,000	101,233
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	100,000	105,750
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,167
4.38%, 3/15/2043	20,000	18,414
6.88%, 4/30/2036	25,000	31,320
Videotron, Ltd. 5.00%, 7/15/2022	50,000	49,500
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,218

		2,454,743

METALS & MINING — 5.3%
Alcoa, Inc.:
5.40%, 4/15/2021 (b)	100,000	105,898
5.87%, 2/23/2022 (b)	75,000	80,045
6.75%, 7/15/2018	50,000	56,561
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	24,661
ArcelorMittal:
4.25%, 2/25/2015 (b)	50,000	50,188
4.25%, 8/5/2015	50,000	50,813
5.00%, 2/25/2017	150,000	155,235
5.75%, 8/5/2020 (b)	50,000	52,188
7.50%, 10/15/2039 (b)	100,000	103,000
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	96,197
Cliffs Natural Resources, Inc.:
4.20%, 1/15/2018 (b)	50,000	43,000
6.25%, 10/1/2040 (b)	50,000	35,375
Commercial Metals Co. 4.88%, 5/15/2023 (b)	50,000	48,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	30,000	29,775
First Quantum Minerals, Ltd. 6.75%, 2/15/2020 (a)(b)	100,000	101,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	100,000	100,750
6.88%, 4/1/2022 (a)(b)	50,000	50,875
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	50,000	50,127
3.88%, 3/15/2023 (b)	25,000	24,658
5.45%, 3/15/2043 (b)	25,000	25,491
Glencore Funding LLC 1.70%, 5/27/2016 (a)	50,000	50,339
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	50,615
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	23,180
4.88%, 3/15/2042 (b)	25,000	21,077
6.25%, 10/1/2039 (b)	50,000	49,290
Schaeffler Finance BV 4.75%, 5/15/2021 (a)	100,000	99,750
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)	50,000	52,812
Teck Resources, Ltd.:
5.20%, 3/1/2042 (b)	50,000	45,686
5.38%, 10/1/2015	25,000	26,069
United States Steel Corp. 6.05%, 6/1/2017	75,000	79,687

		1,782,342

MULTI-UTILITIES — 0.5%
Berkshire Hathaway Energy 6.13%, 4/1/2036 (b)	50,000	61,877
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	51,271
Sempra Energy 2.30%, 4/1/2017	50,000	51,033

		164,181

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 4.75%, 12/15/2023	50,000	53,038
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	52,085

		105,123

OIL, GAS & CONSUMABLE FUELS — 15.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023	100,000	102,625
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	50,000	48,176
6.38%, 9/15/2017	75,000	85,014
Atwood Oceanics, Inc. 6.50%, 2/1/2020	75,000	76,875
Boardwalk Pipelines LP 3.38%, 2/1/2023 (b)	25,000	23,265
Buckeye Partners LP 2.65%, 11/15/2018	50,000	49,938
Canadian Natural Resources Ltd. 3.80%, 4/15/2024	50,000	50,628
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	25,000	27,641
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	24,419
4.45%, 9/15/2042	25,000	24,397
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	54,675
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	50,000	50,250
5.75%, 3/15/2023 (b)	50,000	53,250
6.50%, 8/15/2017	50,000	54,250
6.63%, 8/15/2020 (b)	75,000	82,725
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	25,188
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	104,000
CONSOL Energy, Inc. 5.88%, 4/15/2022 (a)	100,000	98,500
Continental Resources, Inc. 5.00%, 9/15/2022	50,000	52,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.13%, 3/1/2022	100,000	100,250
DCP Midstream LLC 5.85%, 5/21/2043 (a)	50,000	49,375

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DCP Midstream Operating LP 2.70%, 4/1/2019	$25,000	$25,061
Denbury Resources, Inc. 5.50%, 5/1/2022 (b)	100,000	99,000
Devon Energy Corp. 3.25%, 5/15/2022 (b)	75,000	74,459
El Paso Natural Gas Co. 5.95%, 4/15/2017	25,000	27,571
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (b)	25,000	22,174
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	55,604
Enbridge, Inc. 3.50%, 6/10/2024	50,000	49,199
Encana Corp. 5.90%, 12/1/2017 (b)	50,000	56,117
Energy Transfer Equity LP 7.50%, 10/15/2020	50,000	55,625
Energy Transfer Partners LP:
4.15%, 10/1/2020	50,000	51,921
6.50%, 2/1/2042	50,000	56,933
6.63%, 10/15/2036	1,000	1,158
Enterprise Products Operating LLC:
4.85%, 3/15/2044 (b)	100,000	101,575
Series I 5.00%, 3/1/2015	25,000	25,463
5.20%, 9/1/2020	50,000	56,144
Hess Corp. 8.13%, 2/15/2019	50,000	61,637
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	48,125
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020	25,000	25,000
Husky Energy, Inc. 3.95%, 4/15/2022 (b)	50,000	51,821
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2021	50,000	50,170
5.00%, 3/1/2043 (b)	50,000	46,228
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,437
Kinder Morgan, Inc. 7.75%, 1/15/2032	100,000	122,750
Magellan Midstream Partners LP 4.25%, 2/1/2021	50,000	54,092
Marathon Oil Corp. 2.80%, 11/1/2022 (b)	50,000	47,852
Marathon Petroleum Corp. 6.50%, 3/1/2041 (b)	25,000	29,722
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023	75,000	76,687
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	25,000	24,438
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	50,000	50,437
6.50%, 3/15/2021 (a)(b)	25,000	25,625
Murphy Oil Corp. 4.00%, 6/1/2022	50,000	50,454
Newfield Exploration Co. 7.13%, 5/15/2018	—	—
Noble Energy, Inc. 4.15%, 12/15/2021	25,000	26,503
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	48,698
NuStar Logistics LP 4.80%, 9/1/2020	50,000	48,688
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	25,142
3.38%, 10/1/2022 (b)	25,000	24,378
ONEOK, Inc. 4.25%, 2/1/2022 (b)	50,000	49,293
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	50,000	49,000
6.25%, 11/15/2021 (b)	50,000	46,500
7.38%, 11/1/2016 (b)	50,000	53,000
Phillips 66 4.30%, 4/1/2022 (b)	50,000	53,082
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	27,910
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,435
5.15%, 6/1/2042	50,000	53,315
Plains Exploration & Production Co. 6.50%, 11/15/2020	34,000	37,234
Pride International, Inc. 6.88%, 8/15/2020	50,000	58,948
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	48,500
Range Resources Corp. 5.00%, 8/15/2022	50,000	51,125
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	50,000	49,250
5.50%, 4/15/2023	100,000	101,250
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	51,500
6.85%, 7/15/2018 (a)	50,000	53,250
Rowan Cos., Inc. 5.85%, 1/15/2044 (b)	25,000	24,604
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (b)	150,000	154,125
5.63%, 4/15/2023	50,000	50,500
Sabine Pass LNG LP 6.50%, 11/1/2020 (b)	100,000	103,000
SESI LLC 7.13%, 12/15/2021	50,000	55,250
SM Energy Co. 6.50%, 1/1/2023	50,000	52,000
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	47,657
Suncor Energy, Inc.:
6.10%, 6/1/2018	75,000	85,722
6.50%, 6/15/2038	50,000	63,669
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	50,000	50,659
Sunoco, Inc. 9.63%, 4/15/2015	25,000	26,082
Talisman Energy, Inc. 5.50%, 5/15/2042	25,000	25,448

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023	$50,000	$51,000
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027 (b)	50,000	60,968
Tesoro Corp. 5.13%, 4/1/2024 (b)	50,000	48,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	51,750
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)(b)	50,000	47,541
The Williams Cos, Inc. 4.55%, 6/24/2024 (b)	50,000	49,464
Transocean, Inc.:
2.50%, 10/15/2017	50,000	49,994
6.80%, 3/15/2038	50,000	48,690
Valero Energy Corp. 6.13%, 2/1/2020 (b)	50,000	57,984
Western Gas Partners LP 4.00%, 7/1/2022	50,000	51,148
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	50,000	51,375
5.75%, 3/15/2021	50,000	52,875
Williams Partners LP 5.25%, 3/15/2020	75,000	83,282
WPX Energy, Inc. 6.00%, 1/15/2022	50,000	51,550

		5,292,508

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.:
4.80%, 6/15/2044	50,000	48,426
7.95%, 6/15/2018 (b)	50,000	59,692

		108,118

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
4.60%, 3/15/2020 (b)	50,000	51,070
6.95%, 3/15/2043	25,000	24,971

		76,041

PHARMACEUTICALS — 1.1%
Actavis, Inc. 3.25%, 10/1/2022	50,000	48,227
Express Scripts Holding Co. 2.65%, 2/15/2017	100,000	102,831
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)	50,000	52,628
Hospira, Inc. 5.60%, 9/15/2040	50,000	53,169
McKesson Corp. 4.75%, 3/1/2021	25,000	27,830
Mylan, Inc.:
3.13%, 1/15/2023 (a)	50,000	47,764
7.88%, 7/15/2020 (a)	25,000	27,270
Zoetis, Inc. 4.70%, 2/1/2043 (b)	25,000	25,137

		384,856

REAL ESTATE INVESTMENT TRUSTS — 2.9%
American Tower Corp.:
3.50%, 1/31/2023	50,000	47,534
4.50%, 1/15/2018	50,000	53,376
ARC Properties Operating Partnership LP/Clark Acquisition LLC 3.00%, 2/6/2019 (a)	50,000	49,641
AvalonBay Communities, Inc. 3.63%, 10/1/2020	50,000	51,966
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	51,107
Boston Properties LP 3.85%, 2/1/2023	50,000	51,088
Duke Realty LP:
7.38%, 2/15/2015	50,000	51,226
8.25%, 8/15/2019	25,000	30,980
DuPont Fabros Technology LP 5.88%, 9/15/2021	25,000	25,437
EPR Properties 5.75%, 8/15/2022	50,000	54,742
ERP Operating LP:
5.38%, 8/1/2016	50,000	53,987
6.58%, 4/13/2015	50,000	51,576
HCP, Inc. 5.38%, 2/1/2021	50,000	55,794
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	53,268
Host Hotels & Resorts LP 5.88%, 6/15/2019	25,000	26,489
Kimco Realty Corp. 3.20%, 5/1/2021	50,000	49,885
Liberty Property LP 6.63%, 10/1/2017 (b)	25,000	28,281
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	26,750
ProLogis LP 2.75%, 2/15/2019	50,000	50,499
Realty Income Corp. 3.88%, 7/15/2024	25,000	24,852
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020 (b)	50,000	49,191
3.25%, 8/15/2022	25,000	24,311
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	30,219

		992,199

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Services, Inc. 5.00%, 3/15/2023 (b)	75,000	74,243
Realogy Group LLC 7.63%, 1/15/2020 (a)	50,000	53,500

		127,743

ROAD & RAIL — 1.2%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	100,000	103,131
4.90%, 4/1/2044	50,000	52,647
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	25,000	27,371
CSX Corp.:
4.40%, 3/1/2043	50,000	49,564
6.22%, 4/30/2040	25,000	31,297
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	76,455

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Ryder System, Inc. 2.45%, 9/3/2019	$50,000	$49,720

		390,185

SEMICONDUCTORS — 0.1%
Sensata Technologies BV 4.88%, 10/15/2023 (a)(b)	50,000	48,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Micron Technology, Inc. 5.50%, 2/1/2025 (a)(b)	75,000	73,500

SOFTWARE — 0.7%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	100,000	106,250
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	100,000	102,500
Symantec Corp. 2.75%, 6/15/2017	25,000	25,563

		234,313

SPECIALTY RETAIL — 1.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	77,063
AutoZone, Inc. 3.13%, 7/15/2023	50,000	48,562
Best Buy Co., Inc. 3.75%, 3/15/2016 (b)(c)	50,000	51,000
CST Brands, Inc. 5.00%, 5/1/2023	25,000	24,375
L Brands, Inc. 5.63%, 2/15/2022 (b)	150,000	156,375
QVC, Inc. 4.38%, 3/15/2023 (b)	125,000	124,711
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	50,000	51,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	18,000	19,080

		552,166

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	52,690
Hewlett-Packard Co.:
2.35%, 3/15/2015	25,000	25,213
2.60%, 9/15/2017	75,000	77,035
4.05%, 9/15/2022 (b)	25,000	25,959
6.00%, 9/15/2041	25,000	28,499
NCR Corp. 5.00%, 7/15/2022 (b)	50,000	48,875
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (b)	34,000	37,145

		295,416

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc. 6.38%, 12/15/2020 (b)	50,000	52,600
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	26,125
PVH Corp. 4.50%, 12/15/2022 (b)	25,000	24,438

		103,163

THRIFTS & MORTGAGE FINANCE — 0.3%
Amsouth Bank 5.20%, 4/1/2015	50,000	51,023
Santander Holdings USA, Inc. 3.00%, 9/24/2015	50,000	50,909

		101,932

TOBACCO — 0.8%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	71,838
5.38%, 1/31/2044	50,000	53,273
9.70%, 11/10/2018	26,000	33,493
Lorillard Tobacco Co. 3.75%, 5/20/2023 (b)	50,000	49,173
Reynolds American, Inc. 3.25%, 11/1/2022 (b)	50,000	48,244

		256,021

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	24,964
United Rentals North America, Inc. 5.75%, 7/15/2018	25,000	26,062

		51,026

WIRELESS TELECOMMUNICATION SERVICES — 3.6%
Crown Castle International Corp. 4.88%, 4/15/2022	25,000	24,313
Embarq Corp.:
7.08%, 6/1/2016 (b)	50,000	54,454
8.00%, 6/1/2036	50,000	54,045
Nokia OYJ 5.38%, 5/15/2019 (b)	50,000	52,875
Orange SA 9.00%, 3/1/2031	50,000	73,666
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	58,542
T-Mobile USA, Inc.:
6.25%, 4/1/2021	175,000	176,750
6.46%, 4/28/2019	100,000	103,875
6.63%, 4/1/2023 (b)	75,000	76,687
Telecom Italia Capital SA:
5.25%, 10/1/2015 (b)	50,000	51,375
7.18%, 6/18/2019 (b)	125,000	141,250
7.20%, 7/18/2036	100,000	107,000
Telefonica Emisiones SAU:
3.99%, 2/16/2016	50,000	52,030
7.05%, 6/20/2036 (b)	50,000	63,336
Vodafone Group PLC:
1.25%, 9/26/2017 (b)	50,000	49,286
2.95%, 2/19/2023 (b)	100,000	94,238

		1,233,722

TOTAL CORPORATE BONDS & NOTES —
(Cost $33,144,061)		33,330,042

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,614,173	$4,614,173
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	162,654	162,654

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $4,776,827)		4,776,827

TOTAL INVESTMENTS — 112.4% (h)
(Cost $37,920,888)		38,106,869
OTHER ASSETS & LIABILITIES — (12.4)%		(4,218,232)

NET ASSETS — 100.0%		$33,888,637

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.2% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Security Valuation

The fair value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Russell 3000 ETF	$208,972,681	$5,578	$—	$208,978,259
SPDR Russell 1000 ETF	54,926,549	—	—	54,926,549
SPDR Russell 2000 ETF	73,761,992	—	—	73,761,992
SPDR S&P 500 Growth ETF	429,383,604	—	—	429,383,604
SPDR S&P 500 Value ETF	223,924,621	—	—	223,924,621
SPDR Russell Small Cap Completeness ETF	83,308,805	4,253	—	83,313,058
SPDR S&P 400 Mid Cap Growth ETF	184,347,126	—	—	184,347,126
SPDR S&P 400 Mid Cap Value ETF	115,071,784	—	—	115,071,784
SPDR S&P 600 Small Cap ETF	359,594,903	—	—	359,594,903
SPDR S&P 600 Small Cap Growth ETF	436,176,546	—	—	436,176,546
SPDR S&P 600 Small Cap Value ETF	330,848,116	—	—	330,848,116
SPDR Global Dow ETF	121,703,176	—	—	121,703,176
SPDR Dow Jones REIT ETF	2,720,188,546	—	—	2,720,188,546
SPDR S&P Bank ETF	2,831,785,306	—	—	2,831,785,306
SPDR S&P Capital Markets ETF	211,520,709	—	—	211,520,709
SPDR S&P Insurance ETF	309,918,070	—	—	309,918,070
SPDR S&P Mortgage Finance ETF	6,444,472	—	—	6,444,472
SPDR S&P Regional Banking ETF	2,294,528,869	—	—	2,294,528,869
SPDR Morgan Stanley Technology ETF	232,684,228	—	—	232,684,228
SPDR S&P Dividend ETF	13,447,828,963	—	—	13,447,828,963
SPDR S&P Aerospace & Defense ETF	70,457,634	—	—	70,457,634
SPDR S&P Biotech ETF	1,510,061,894	—	—	1,510,061,894
SPDR S&P Health Care Equipment ETF	42,069,087	—	—	42,069,087
SPDR S&P Health Care Services ETF	145,844,454	—	—	145,844,454
SPDR S&P Homebuilders ETF	1,644,234,443	—	—	1,644,234,443
SPDR S&P Metals & Mining ETF	581,201,441	—	—	581,201,441
SPDR S&P Oil & Gas Equipment & Services ETF	286,306,946	—	—	286,306,946
SPDR S&P Oil & Gas Exploration & Production ETF	1,218,825,040	—	—	1,218,825,040
SPDR S&P Pharmaceuticals ETF	1,134,768,805	—	—	1,134,768,805
SPDR S&P Retail ETF	541,976,151	—	—	541,976,151
SPDR S&P Semiconductor ETF	192,254,525	—	—	192,254,525
SPDR S&P Software & Services ETF	32,082,490	—	—	32,082,490
SPDR S&P Telecom ETF	30,872,454	—	—	30,872,454
SPDR S&P Transportation ETF	340,889,564	—	—	340,889,564
SPDR S&P 1500 Momentum Tilt ETF	20,315,874	—	—	20,315,874
SPRD S&P 1500 Value Tilt ETF	10,197,322	—	—	10,197,322

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Russell 1000 Low Volatility ETF	$13,587,313	$—	$—	$13,587,313
SPDR Russell 2000 Low Volatility ETF	17,370,378	—	—	17,370,378
SPDR Wells Fargo Preferred Stock ETF	283,406,444	—	—	283,406,444
SPDR Barclays 1-3 Month T-Bill ETF	824,655	946,267,796	—	947,092,451
SPDR Barclays TIPS ETF	60,002,759	594,490,038	—	654,492,797
SPDR Barclays 0-5 Year TIPS ETF	1,876	5,885,489	—	5,887,365
SPDR Barclays 1-10 Year TIPS ETF	1,660,504	9,676,249	—	11,336,753
SPDR Barclays Short Term Treasury ETF	2,244,597	11,925,722	—	14,170,319
SPDR Barclays Intermediate Term Treasury ETF	26,186,024	171,739,207	—	197,925,231
SPDR Barclays Long Term Treasury ETF	15,243,644	107,080,174	—	122,323,818
SPDR Barclays Short Term Corporate Bond ETF	134,483,492	3,650,032,907	—	3,784,516,399
SPDR Barclays Intermediate Term Corporate Bond ETF	19,091,491	458,269,216	—	477,360,707
SPDR Barclays Long Term Corporate Bond ETF	5,045,048	208,302,977	—	213,348,025
SPDR Barclays Issuer Scored Corporate Bond ETF	1,875,462	12,443,362	—	14,318,824
SPDR Barclays Convertible Securities ETF	312,878,558	2,922,390,746	—	3,235,269,304
SPDR Barclays Mortgage Backed Bond ETF	56,520,434	122,020,157	—	178,540,591
SPDR Barclays Aggregate Bond ETF	136,675,437	732,202,739	—	868,878,176
SPDR Nuveen Barclays Municipal Bond ETF	705,442	1,086,232,475	—	1,086,937,917
SPDR Nuveen Barclays California Municipal Bond ETF	27,627	75,562,284	—	75,589,911
SPDR Nuveen Barclays New York Municipal Bond ETF	51,429	25,886,897	—	25,938,326
SPDR Nuveen Barclays Short Term Municipal Bond ETF	3,281,577	2,354,618,491	—	2,357,900,068
SPDR Nuveen S&P VRDO Municipal Bond ETF	30,778	5,965,000	—	5,995,778
SPDR Nuveen S&P High Yield Municipal Bond ETF	3,502,934	288,735,829	—	292,238,763
SPDR Nuveen Barclays Build America Bond ETF	331,491	71,879,560	—	72,211,051
SPDR DB International Government Inflation-Protected Bond ETF	947,418	886,007,080	—	886,954,498
SPDR Barclays Short Term International Treasury Bond ETF	3,372,476	258,450,129	—	261,822,605
SPDR Barclays International Treasury Bond ETF	18,909,992	2,172,017,810	—	2,190,927,802
SPDR Barclays International Corporate Bond ETF	1,133,195	305,866,864	—	307,000,059
SPDR Barclays Emerging Markets Local Bond ETF	1,124,729	110,164,102	—	111,288,831
SPDR Barclays International High Yield Bond ETF	286,760	32,461,796	—	32,748,556
SPDR Barclays High Yield Bond ETF	745,150,901	8,847,181,977	—	9,592,332,878
SPDR Barclays Short Term High Yield Bond ETF	388,173,662	3,825,176,530	—	4,213,350,192
SPDR Barclays Investment Grade Floating Rate ETF	23,646,540	390,313,261	—	413,959,801

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$3,960,773	$23,469,827	$—	$27,430,600
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,776,827	33,330,042	—	38,106,869

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR DB International Government Inflation-Protected Bond ETF	$—	$(6,295)	$—	$(6,295)
SPDR Barclays Short Term International Treasury Bond ETF	—	(109,101)	—	(109,101)
SPDR Barclays International Treasury Bond ETF	—	(613,129)	—	(613,129)
SPDR Barclays International Corporate Bond ETF	—	(24,497)	—	(24,497)
SPDR Barclays Emerging Markets Local Bond ETF	—	(38,301)	—	(38,301)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the three months ended September 30, 2014. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2014:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF	Forward Contract	$—	$(6,295)	$—	$—	$—	$—	$(6,295)
SPDR Barclays Short Term International Treasury Bond ETF	Forward Contract	—	(109,101)	—	—	—	—	(109,101)
SPDR Barclays International Treasury Bond ETF	Forward Contract	—	(613,129)	—	—	—	—	(613,129)
SPDR Barclays International Corporate Bond ETF	Forward Contract	—	(24,497)	—	—	—	—	(24,497)
SPDR Barclays Emerging Markets Local Bond ETF	Forward Contract	—	(38,301)	—	—	—	—	(38,301)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 9/30/14	9/30/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	12,074	$812,097	$—	—	$586,628	8,176	3,898	$286,932	$1,169	$216,721
SPDR Russell 1000 ETF	1,042	70,085	6,966	99	7,484	100	1,041	76,628	312	453
SPDR S&P 500 Growth ETF	11,034	742,147	58,058	812	101,431	1,445	10,401	765,618	3,120	3,532
SPDR S&P 500 Value ETF	4,949	332,870	25,952	347	—	—	5,296	389,839	1,589	—
SPDR S&P Capital Markets ETF	82,977	5,581,033	72,198	1,027	1,010,179	13,710	70,294	5,174,341	21,088	50,312
SPDR S&P 1500 Momentum Tilt ETF	260	17,488	1,047	14	15,307	219	55	4,048	17	873
SPDR S&P 1500 Value Tilt ETF	118	7,937	—	—	—	—	118	8,686	35	—
SPDR Russell 1000 Low Volatility ETF	1,951	131,224	864	12	—	—	1,963	144,496	589	—
SPDR Wells Fargo Preferred Stock ETF	184,780	4,615,807	126,439	5,084	169,193	6,842	183,022	4,499,702	63,477	1,608

The Funds listed below have affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at September 30, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Regional Banking ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 9/30/14	9/30/14	Income	Gain/(Loss)

The Bancorp, Inc.	1,875,722	$22,339,849	$19,581,801	1,968,483	$9,503,827	964,509	2,879,696	$24,736,589	$—	$(512,956)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 9/30/14	9/30/14	Income	Gain/(Loss)

Diebold, Inc.	4,345,428	$174,555,843	$5,965,111	157,141	$732,860	19,860	4,482,709	$158,329,282	$1,283,450	$169,336
National Retail Properties, Inc.	6,181,034	229,872,654	32,325,695	859,880	1,502,572	42,395	6,998,519	241,938,802	3,012,953	(10,503)
People’s United Financial, Inc.	17,475,357	265,101,166	16,029,517	1,081,700	1,641,699	111,515	18,445,542	266,906,993	2,917,891	160,469

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Metals & Mining ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 9/30/14	9/30/14	Income	Gain/(Loss)

Walter Energy, Inc.	2,888,129	$15,740,303	$12,689,224	2,798,457	$7,672,423	1,534,527	4,152,059	$9,715,818	$32,777	$(145,303)

Each Fund may invest in certain money market funds managed by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (formerly Institutional Class) (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at September 30, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	9/30/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$631,115	$4,015,258	4,015,258	$4,441,646	4,441,646	$204,727	$292	$—
SPDR Russell 1000 ETF	31,280	504,916	504,916	472,475	472,475	63,721	19	—
SPDR Russell 2000 ETF	105,396	1,127,358	1,127,358	896,549	896,549	336,205	32	—
SPDR S&P 500 Growth ETF	630,032	2,114,973	2,114,973	2,282,508	2,282,508	462,497	126	—
SPDR S&P 500 Value ETF	127,322	2,175,787	2,175,787	2,051,534	2,051,534	251,575	97	—
SPDR Russell Small Cap Completeness ETF	153,046	1,250,544	1,250,544	1,090,850	1,090,850	312,740	44	—
SPDR S&P 400 Mid Cap Growth ETF	259,256	1,708,284	1,708,284	1,789,371	1,789,371	178,169	56	—
SPDR S&P 400 Mid Cap Value ETF	62,501	2,372,638	2,372,638	2,306,293	2,306,293	128,846	46	—
SPDR S&P 600 Small Cap ETF	1,683,686	6,692,712	6,692,712	8,042,542	8,042,542	333,856	128	—
SPDR S&P 600 Small Cap Growth ETF	529,686	7,677,938	7,677,938	7,770,922	7,770,922	436,702	118	—
SPDR S&P 600 Small Cap Value ETF	386,198	3,766,977	3,766,977	3,822,340	3,822,340	330,835	82	—
SPDR Global Dow ETF	100	2,150,679	2,150,679	2,135,324	2,135,324	15,455	37	—
SPDR Dow Jones REIT ETF	4,616,412	40,605,415	40,605,415	40,118,361	40,118,361	5,103,466	881	—
SPDR S&P Bank ETF	3,763,627	17,100,717	17,100,717	17,860,321	17,860,321	3,004,023	1,744	—
SPDR S&P Capital Markets ETF	175,987	859,584	859,584	730,661	730,661	304,910	94	—
SPDR S&P Insurance ETF	40,180	1,945,337	1,945,337	1,383,834	1,383,834	601,683	80	—
SPDR S&P Mortgage Finance ETF	13,979	42,165	42,165	43,788	43,788	12,356	4	—
SPDR S&P Regional Banking ETF	498,996	13,479,115	13,479,115	13,360,847	13,360,847	617,264	1,111	—
SPDR Morgan Stanley Technology ETF	215,882	694,913	694,913	681,226	681,226	229,569	75	—
SPDR S&P Dividend ETF	7,772,613	104,446,686	104,446,686	108,953,964	108,953,964	3,265,335	6,264	—
SPDR S&P Aerospace & Defense ETF	118,541	140,329	140,329	226,901	226,901	31,969	24	—
SPDR S&P Biotech ETF	392,912	28,496,590	28,496,590	12,460,830	12,460,830	16,428,672	357	—
SPDR S&P Health Care Equipment ETF	15,691	54,927	54,927	50,830	50,830	19,788	7	—
SPDR S&P Health Care Services ETF	197,445	164,068	164,068	174,763	174,763	186,750	32	—
SPDR S&P Homebuilders ETF	1,253,555	9,505,481	9,505,481	9,460,090	9,460,090	1,298,946	295	—
SPDR S&P Metals & Mining ETF	792,150	3,689,743	3,689,743	4,183,389	4,183,389	298,504	162	—
SPDR S&P Oil & Gas Equipment & Services ETF	407,637	1,679,509	1,679,509	902,284	902,284	1,184,862	112	—
SPDR S&P Oil & Gas Exploration & Production ETF	642,144	4,700,621	4,700,621	3,644,315	3,644,315	1,698,450	306	—
SPDR S&P Pharmaceuticals ETF	1,332,266	14,436,876	14,436,876	14,867,229	14,867,229	901,913	224	—
SPDR S&P Retail ETF	920,777	6,243,837	6,243,837	6,640,079	6,640,079	524,535	220	—
SPDR S&P Semiconductor ETF	153,840	396,723	396,723	448,513	448,513	102,050	33	—
SPDR S&P Software & Services ETF	43,835	75,895	75,895	85,118	85,118	34,612	8	—
SPDR S&P Telecom ETF	49,849	114,027	114,027	121,838	121,838	42,038	10	—
SPDR S&P Transportation ETF	136,686	480,823	480,823	405,471	405,471	212,038	36	—
SPDR S&P 1500 Momentum Tilt ETF	12,041	121,708	121,708	110,602	110,602	23,147	8	—
SPDR S&P 1500 Value Tilt ETF	21,054	65,171	65,171	77,553	77,553	8,672	5	—
SPDR Russell 1000 Low Volatility ETF	9,850	117,060	117,060	110,603	110,603	16,307	7	—
SPDR Russell 2000 Low Volatility ETF	42,664	147,288	147,288	164,133	164,133	25,819	7	—
SPDR Wells Fargo Preferred Stock ETF	528,201	4,791,683	4,791,683	4,607,658	4,607,658	712,226	219	—
SPDR Barclays 1-3 Month T-Bill ETF	721,155	642,262	642,262	538,762	538,762	824,655	139	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	9/30/14	Income	Gain/(Loss)

SPDR Barclays TIPS ETF	$216,498	$7,782,169	7,782,169	$7,846,079	7,846,079	$152,588	$178	$—
SPDR Barclays 0-5 Year TIPS ETF	4,411	68,657	68,657	71,192	71,192	1,876	2	—
SPDR Barclays 1-10 Year TIPS ETF	7,164	109,020	109,020	111,920	111,920	4,264	3	—
SPDR Barclays Short Term Treasury ETF	327,937	1,054,730	1,054,730	1,002,753	1,002,753	379,914	10	—
SPDR Barclays Intermediate Term Treasury ETF	3,630,446	12,278,780	12,278,780	12,553,081	12,553,081	3,356,145	166	—
SPDR Barclays Long Term Treasury ETF	29,213	1,561,217	1,561,217	1,555,379	1,555,379	35,051	45	—
SPDR Barclays Short Term Corporate Bond ETF	34,402,467	167,999,956	167,999,956	155,715,249	155,715,249	46,687,174	3,159	—
SPDR Barclays Intermediate Term Corporate Bond ETF	3,798,153	16,938,155	16,938,155	16,403,940.00	16,403,940	4,332,368	255	—
SPDR Barclays Long Term Corporate Bond ETF	1,362,379	5,664,854	5,664,854	6,728,803	6,728,803	298,430	162	—
SPDR Barclays Issuer Scored Corporate Bond ETF	109,468	665,409	665,409	395,620	395,620	379,257	33	—
SPDR Barclays Convertible Securities ETF	5,157,113	103,476,419	103,476,419	90,768,024	90,768,024	17,865,508	1,648	—
SPDR Barclays Mortgage Backed Bond ETF	75,608,343	7,104,521	7,104,521	26,192,430	26,192,430	56,520,434	12,266	—
SPDR Barclays Aggregate Bond ETF	89,119,956	36,070,539	36,070,539	42,453,422	42,453,422	82,737,073	14,912	—
SPDR Nuveen Barclays Build America Bond ETF	289,965	20,459,715	20,459,715	20,418,189	20,418,189	331,491	270	—
SPDR DB International Government Inflation-Protected Bond ETF	336,027	13,602,056	13,602,056	12,990,665	12,990,665	947,418	404	—
SPDR Barclays Short Term International Treasury Bond ETF	4,619,073	5,888,734	5,888,734	7,135,331	7,135,331	3,372,476	726	—
SPDR Barclays International Treasury Bond ETF	24,445,157	57,441,229	57,441,229	62,976,394	62,976,394	18,909,992	4,055	—
SPDR Barclays International Corporate Bond ETF	333,865	5,779,812	5,779,812	5,980,021	5,980,021	133,656	76	—
SPDR Barclays Emerging Markets Local Bond ETF	458,236	8,031,517	8,031,517	7,492,422	7,492,422	997,331	173	—
SPDR Barclays International High Yield Bond ETF	412,963	2,344,482	2,344,482	2,470,685	2,470,685	286,760	53	—
SPDR Barclays High Yield Bond ETF	36,704,927	560,034,122	560,034,122	560,855,696	560,855,696	35,883,353	11,671	—
SPDR Barclays Short Term High Yield Bond ETF	89,488,079	251,853,175	251,853,175	295,209,462	295,209,462	46,131,792	7,818	—
SPDR Barclays Investment Grade Floating Rate ETF	2,905,413	14,495,339	14,495,339	11,177,655	11,177,655	6,223,097	694	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	574,842	666,866	666,866	1,007,985	1,007,985	233,723	33	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	105,414	913,509	913,509	856,269	856,269	162,654	33	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/14	Cost	Shares	Proceeds	Shares	9/30/14	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$2,982,916	$55,428,989	55,428,989	$57,706,463	57,706,463	$705,442	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	335,933	3,182,840	3,182,840	3,491,146	3,491,146	27,627	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	454,371	200,762	200,762	603,704	603,704	51,429	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,695,001	136,486,808	136,486,808	135,900,232	135,900,232	3,281,577	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	27,745	755,151	755,151	752,118	752,118	30,778	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,453,283	26,420,500	26,420,500	24,370,849	24,370,849	3,502,934	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	9/30/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$24,777,913	$17,656,077	17,656,077	$31,779,792	31,779,792	$10,654,198	$33,864	$—
SPDR Russell 1000 ETF	5,818,565	8,150,454	8,150,454	9,935,882	9,935,882	4,033,137	2,951	—
SPDR Russell 2000 ETF	13,063,202	8,729,738	8,729,738	7,248,372	7,248,372	14,544,568	23,099	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	9/30/14	Income	Gain/(Loss)

SPDR S&P 500 Growth ETF	$5,314,694	$12,917,851	12,917,851	$13,215,245	13,215,245	$5,017,300	$5,537	$—
SPDR S&P 500 Value ETF	4,499,595	12,623,848	12,623,848	12,622,317	12,622,317	4,501,126	3,461	—
SPDR Russell Small Cap Completeness ETF	8,206,911	7,763,985	7,763,985	6,945,930	6,945,930	9,024,966	25,419	—
SPDR S&P 400 Mid Cap Growth ETF	12,288,604	13,197,397	13,197,397	15,885,495	15,885,495	9,600,506	32,040	—
SPDR S&P 400 Mid Cap Value ETF	11,002,551	7,151,093	7,151,093	9,485,665	9,485,665	8,667,979	13,422	—
SPDR S&P 600 Small Cap ETF	64,870,898	29,528,595	29,528,595	48,324,150	48,324,150	46,075,343	62,713	—
SPDR S&P 600 Small Cap Growth ETF	70,641,876	37,057,667	37,057,667	43,790,221	43,790,221	63,909,322	63,890	—
SPDR S&P 600 Small Cap Value ETF	41,735,684	31,474,544	31,474,544	28,886,145	28,886,145	44,324,083	46,929	—
SPDR Global Dow ETF	12,858,016	36,924,022	36,924,022	40,137,530	40,137,530	9,644,508	4,920	—
SPDR Dow Jones REIT ETF	182,721,099	329,726,456	329,726,456	407,018,135	407,018,135	105,429,420	79,385	—
SPDR S&P Bank ETF	248,267,603	216,846,198	216,846,198	200,022,305	200,022,305	265,091,496	104,364	—
SPDR S&P Capital Markets ETF	31,351,305	16,156,302	16,156,302	22,748,165	22,748,165	24,759,442	26,383	—
SPDR S&P Insurance ETF	8,129,357	6,600,727	6,600,727	7,326,537	7,326,537	7,403,547	2,820	—
SPDR S&P Mortgage Finance ETF	2,062,351	856,272	856,272	1,669,135	1,669,135	1,249,488	1,473	—
SPDR S&P Regional Banking ETF	164,702,562	80,079,626	80,079,626	112,012,923	112,012,923	132,769,265	84,352	—
SPDR Morgan Stanley Technology ETF	12,029,374	18,977,248	18,977,248	26,500,270	26,500,270	4,506,352	5,142	—
SPDR S&P Dividend ETF	842,966,927	1,408,711,983	1,408,711,983	1,459,153,481	1,459,153,481	792,525,429	331,408	—
SPDR S&P Aerospace & Defense ETF	10,925,470	45,561,948	45,561,948	46,032,091	46,032,091	10,455,327	6,409	—
SPDR S&P Biotech ETF	284,894,061	180,380,075	180,380,075	161,150,327	161,150,327	304,123,809	4,334,910	—
SPDR S&P Health Care Equipment ETF	7,598,112	5,509,502	5,509,502	4,734,448	4,734,448	8,373,166	18,277
SPDR S&P Health Care Services ETF	18,060,797	41,805,712	41,805,712	31,638,277	31,638,277	28,228,232	11,124	—
SPDR S&P Homebuilders ETF	267,307,642	279,533,151	279,533,151	329,723,251	329,723,251	217,117,542	829,760	—
SPDR S&P Metals & Mining ETF	114,414,761	96,407,849	96,407,849	123,888,734	123,888,734	86,933,876	1,102,152	—
SPDR S&P Oil & Gas Equipment & Services ETF	53,382,788	33,046,644	33,046,644	49,896,660	49,896,660	36,532,772	75,457	—
SPDR S&P Oil & Gas Exploration & Production ETF	123,532,651	201,790,519	201,790,519	218,366,851	218,366,851	106,956,319	409,724	—
SPDR S&P Pharmaceuticals ETF	174,946,057	181,947,881	181,947,881	196,006,680	196,006,680	160,887,258	1,071,082	—
SPDR S&P Retail ETF	11,707,369	24,480,340	24,480,340	24,621,311	24,621,311	11,566,398	116,176	—
SPDR S&P Semiconductor ETF	14,604,632	21,886,424	21,886,424	20,409,993	20,409,993	16,081,063	14,969	—
SPDR S&P Software & Services ETF	7,571,486	3,403,654	3,403,654	4,702,612	4,702,612	6,272,528	27,975	—
SPDR S&P Telecom ETF	5,295,318	6,937,203	6,937,203	6,135,250	6,135,250	6,097,271	4,696	—
SPDR S&P Transportation ETF	53,907,835	68,067,392	68,067,392	55,292,789	55,292,789	66,682,438	33,318	—
SPDR S&P 1500 Value Tilt ETF	2,660,480	6,885,377	6,885,377	5,893,825	5,893,825	3,652,032	1,305	—
SPDR S&P 1500 Momentum Tilt ETF	1,776,125	2,571,578	2,571,578	2,503,109	2,503,109	1,844,594	786	—
SPDR Russell 1000 Low Volatility	2,638,740	2,436,296	2,436,296	2,392,523	2,392,523	2,682,513	916	—
SPDR Russell 2000 Low Volatility	3,549,494	1,328,669	1,328,669	1,429,874	1,429,874	3,448,289	1,835	—
SPDR Wells Fargo Preferred Stock ETF	37,651,741	55,650,577	55,650,577	61,559,970	61,559,970	31,742,348	45,902	—
SPDR Barclays 1-3 Month T-Bill ETF	—	1,315,357,320	1,315,357,320	1,315,357,320	1,315,357,320	—	35,126	—
SPDR Barclays TIPS ETF	10,116,015	95,032,447	95,032,447	45,298,291	45,298,291	59,850,171	4,532	—
SPDR Barclays 1-10 Year TIPS ETF	266,569	3,219,792	3,219,792	1,830,121	1,830,121	1,656,240	183	—
SPDR Barclays Short Term Treasury ETF	1,324,183	2,633,092	2,633,092	2,092,592	2,092,592	1,864,683	602	—
SPDR Barclays Intermediate Term Treasury ETF	17,992,957	33,933,211	33,933,211	29,096,289	29,096,289	22,829,879	7,086	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	9/30/14	Income	Gain/(Loss)

SPDR Barclays Long Term Treasury ETF	$10,116,046	$26,581,614	26,581,614	$21,489,067	21,489,067	$15,208,593	$2,368	$—
SPDR Barclays Short Term Corporate Bond ETF	70,889,638	94,140,193	94,140,193	77,233,513	77,233,513	87,796,318	30,984	—
SPDR Barclays Intermediate Term Corporate Bond ETF	14,717,480	15,207,041	15,207,041	15,165,398	15,165,398	14,759,123	7,514	—
SPDR Barclays Long Term Corporate Bond ETF	2,499,503	7,123,465	7,123,465	4,876,350	4,876,350	4,746,618	1,500	—
SPDR Barclays Issuer Scored Corporate Bond ETF	3,603,580	2,276,188	2,276,188	4,383,563	4,383,563	1,496,205	1,047	—
SPDR Barclays Convertible Securities ETF	320,096,435	214,172,288	214,172,288	239,255,673	239,255,673	295,013,050	283,768	—
SPDR Barclays Aggregate Bond ETF	41,856,118	66,560,068	66,560,068	54,477,822	54,477,822	53,938,364	16,732	—
Barclays International Corporate Bond ETF	3,310,595	1,722,300	1,722,300	4,033,356	4,033,356	999,539	891	—
Barclays Emerging Markets Local Bond ETF	86,696	112,701	112,701	71,999	71,999	127,398	409	—
Barclays High Yield Bond ETF	859,230,885	575,283,433	575,283,433	725,246,770	725,246,770	709,267,548	712,668	—
Barclays Short Term High Yield Bond ETF	344,853,590	224,203,158	224,203,158	227,014,878	227,014,878	342,041,870	388,574	—
Barclays Investment Grade Floating Rate ETF	13,951,575	26,008,313	26,008,313	22,536,445	22,536,445	17,423,443	6,448	—
BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,013,638	5,027,982	5,027,982	4,314,570	4,314,570	3,727,050	1,624	—
BofA Merrill Lynch Crossover Corporate Bond ETF	4,090,075	4,518,093	4,518,093	3,993,995	3,993,995	4,614,173	2,307	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$173,767,385	$44,288,415	$9,077,541	$35,210,874
SPDR Russell 1000 ETF	43,191,777	12,297,462	562,690	11,734,772
SPDR Russell 2000 ETF	77,287,347	1,493,120	5,018,475	(3,525,355)
SPDR S&P 500 Growth ETF	320,792,427	109,929,434	1,338,257	108,591,177
SPDR S&P 500 Value ETF	194,595,478	32,386,636	3,057,493	29,329,143
SPDR Russell Small Cap Completeness ETF	69,226,564	17,606,317	3,519,823	14,086,494
SPDR S&P 400 Mid Cap Growth ETF	173,368,343	19,096,379	8,117,596	10,978,783
SPDR S&P 400 Mid Cap Value ETF	111,013,022	8,021,281	3,962,519	4,058,762
SPDR S&P 600 Small Cap ETF	338,859,878	38,829,033	18,094,008	20,735,025
SPDR S&P 600 Small Cap Growth ETF	399,401,157	52,420,333	15,644,944	36,775,389
SPDR S&P 600 Small Cap Value ETF	316,450,470	31,842,037	17,444,391	14,397,646
SPDR Global Dow ETF	109,911,929	21,021,705	9,230,458	11,791,247
SPDR Dow Jones REIT ETF	2,393,567,274	353,475,226	26,853,954	326,621,272
SPDR S&P Bank ETF	2,600,058,987	328,000,667	96,274,348	231,726,319

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Capital Markets ETF	$210,684,141	$13,830,188	$12,993,620	$836,568
SPDR S&P Insurance ETF	312,409,191	5,482,498	7,973,619	(2,491,121)
SPDR S&P Mortgage Finance ETF	5,722,925	860,555	139,008	721,547
SPDR S&P Regional Banking ETF	2,466,774,094	1,804,758	174,049,983	(172,245,225)
SPDR Morgan Stanley Technology ETF	172,866,176	62,455,091	2,637,039	59,818,052
SPDR S&P Dividend ETF	10,702,365,861	2,801,989,456	56,526,354	2,745,463,102
SPDR S&P Aerospace & Defense ETF	62,309,609	8,675,635	527,610	8,148,025
SPDR S&P Biotech ETF	1,616,688,134	77,220,498	183,846,738	(106,626,240)
SPDR S&P Health Care Equipment ETF	37,041,064	6,331,372	1,303,349	5,028,023
SPDR S&P Health Care Services ETF	128,569,671	18,554,836	1,280,053	17,274,783
SPDR S&P Homebuilders ETF	1,826,233,493	12,373,429	194,372,479	(181,999,050)
SPDR S&P Metals & Mining ETF	865,249,426	17,141,235	301,189,220	(284,047,985)
SPDR S&P Oil & Gas Equipment & Services ETF	313,383,588	20,896,894	47,973,536	(27,076,642)
SPDR S&P Oil & Gas Exploration & Production ETF	1,467,896,255	2,843,892	251,915,107	(249,071,215)
SPDR S&P Pharmaceuticals ETF	984,360,435	203,516,872	53,108,502	150,408,370
SPDR S&P Retail ETF	636,639,337	1,026,726	95,689,912	(94,663,186)
SPDR S&P Semiconductor ETF	199,419,997	6,107,584	13,273,056	(7,165,472)
SPDR S&P Software & Services ETF	30,851,547	3,276,806	2,045,863	1,230,943
SPDR S&P Telecom ETF	31,316,350	1,065,397	1,509,293	(443,896)
SPDR S&P Transportation ETF	315,391,062	31,369,503	5,871,001	25,498,502
SPDR S&P 1500 Momentum Tilt ETF	19,881,686	788,568	354,380	434,188
SPDR S&P 1500 Value Tilt ETF	8,144,164	2,118,206	65,048	2,053,158
SPDR Russell 1000 Low Volatility ETF	12,653,140	1,012,235	78,062	934,173
SPDR Russell 2000 Low Volatility ETF	17,439,175	396,038	464,835	(68,797)
SPDR Wells Fargo Preferred Stock ETF	289,100,656	1,841,564	7,535,776	(5,694,212)
SPDR Barclays 1-3 Month T-Bill ETF	947,104,374	2,685	14,608	(11,923)
SPDR Barclays TIPS ETF	658,545,828	6,270,001	10,323,032	(4,053,031)
SPDR Barclays 0-5 Year TIPS ETF	5,973,811	—	86,446	(86,446)
SPDR Barclays 1-10 Year TIPS ETF	11,598,902	—	262,149	(262,149)
SPDR Barclays Short Term Treasury ETF	14,200,964	5,007	35,652	(30,645)
SPDR Barclays Intermediate Term Treasury ETF	198,233,540	516,375	824,684	(308,309)
SPDR Barclays Long Term Treasury ETF	121,132,680	1,487,662	296,524	1,191,138
SPDR Barclays Short Term Corporate Bond ETF	3,788,934,306	4,264,549	8,682,456	(4,417,907)
SPDR Barclays Intermediate Term Corporate Bond ETF	472,577,458	7,310,421	2,527,172	4,783,249
SPDR Barclays Long Term Corporate Bond ETF	211,987,445	3,898,188	2,537,608	1,360,580
SPDR Barclays Issuer Scored Corporate Bond ETF	14,153,805	264,464	99,445	165,019
SPDR Barclays Convertible Securities ETF	3,001,918,434	295,274,580	61,923,710	233,350,870
SPDR Barclays Mortgage Backed Bond ETF	177,942,755	711,275	113,439	597,836
SPDR Barclays Aggregate Bond ETF	860,092,766	13,416,225	4,630,815	8,785,410
SPDR Nuveen Barclays Municipal Bond ETF	1,052,068,264	35,790,514	920,861	34,869,653
SPDR Nuveen Barclays California Municipal Bond ETF	72,116,785	3,580,547	107,421	3,473,126

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Nuveen Barclays New York Municipal Bond ETF	$25,168,571	$829,527	$59,772	$769,755
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,338,183,917	19,944,403	228,252	19,716,151
SPDR Nuveen S&P VRDO Municipal Bond ETF	5,995,778	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	282,690,537	12,550,535	3,002,309	9,548,226
SPDR Nuveen Barclays Build America Bond ETF	71,278,972	1,455,377	523,298	932,079
SPDR DB International Government Inflation-Protected Bond ETF	864,821,160	66,251,705	44,118,367	22,133,338
SPDR Barclays Short Term International Treasury Bond ETF	275,404,768	271,174	13,853,337	(13,582,163)
SPDR Barclays International Treasury Bond ETF	2,243,432,174	72,589,458	125,093,830	(52,504,372)
SPDR Barclays International Corporate Bond ETF	309,832,591	3,753,190	6,585,722	(2,832,532)
SPDR Barclays Emerging Markets Local Bond ETF	117,697,951	2,415,874	8,824,994	(6,409,120)
SPDR Barclays International High Yield Bond ETF	34,241,766	151,068	1,644,278	(1,493,210)
SPDR Barclays High Yield Bond ETF	9,787,092,016	50,793,053	245,552,191	(194,759,138)
SPDR Barclays Short Term High Yield Bond ETF	4,323,437,605	11,297,773	121,385,186	(110,087,413)
SPDR Barclays Investment Grade Floating Rate ETF	412,411,907	1,574,033	26,139	1,547,894
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	27,579,770	323,906	473,076	(149,170)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	37,920,888	544,514	358,533	185,981

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham Ellen M. Needham
President
Date: November 25, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer (Principal Financial Officer)
Date: November 25, 2014